UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession # 0001193125-24-270089) and the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR (accession # 0001193125-24-270147) provide the information required by Items 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “second companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission and the Registrant’s first companion submission. Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission and the first companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A

●	PIMCO All Asset Fund Administrative Class

●	PIMCO All Asset Fund Class C

●	PIMCO All Asset Fund Institutional Class

●	PIMCO All Asset Fund I-2

●	PIMCO All Asset Fund Class R

●	PIMCO All Asset Fund I-3

●	PIMCO All Asset All Authority Fund Class A

●	PIMCO All Asset All Authority Fund Class C

●	PIMCO All Asset All Authority Fund Institutional Class

●	PIMCO All Asset All Authority Fund I-2

●	PIMCO All Asset All Authority Fund I-3

●	PIMCO Global Core Asset Allocation Fund Class A

●	PIMCO Global Core Asset Allocation Fund Class C

●	PIMCO Global Core Asset Allocation Fund Institutional Class

●	PIMCO Global Core Asset Allocation Fund I-2

●	PIMCO Climate Bond Fund Class A

●	PIMCO Climate Bond Fund Class C

●	PIMCO Climate Bond Fund Institutional Class

●	PIMCO Climate Bond Fund I-2

●	PIMCO Climate Bond Fund I-3

●	PIMCO Dynamic Bond Fund Class A

●	PIMCO Dynamic Bond Fund Class C

●	PIMCO Dynamic Bond Fund Institutional Class

●	PIMCO Dynamic Bond Fund I-2

●	PIMCO Dynamic Bond Fund Class R

●	PIMCO Dynamic Bond Fund I-3

●	PIMCO Extended Duration Fund Institutional Class

●	PIMCO Extended Duration Fund Class I-2

●	PIMCO GNMA and Government Securities Fund Class A

●	PIMCO GNMA and Government Securities Fund Class C

●	PIMCO GNMA and Government Securities Fund Institutional Class

●	PIMCO GNMA and Government Securities Fund I-2

●	PIMCO GNMA and Government Securities Fund I-3

●	PIMCO Investment Grade Credit Bond Fund Class A

●	PIMCO Investment Grade Credit Bond Fund Administrative Class

●	PIMCO Investment Grade Credit Bond Fund Class C

●	PIMCO Investment Grade Credit Bond Fund Institutional Class

●	PIMCO Investment Grade Credit Bond Fund I-2

●	PIMCO Investment Grade Credit Bond Fund I-3

●	PIMCO Long Duration Total Return Fund Institutional Class

●	PIMCO Long Duration Total Return Fund I-2

●	PIMCO Long Duration Total Return Fund Class A

●	PIMCO Long Duration Total Return Fund Class C

●	PIMCO Long-Term US Government Fund Class A

●	PIMCO Long-Term US Government Fund Class C

●	PIMCO Long-Term US Government Fund Institutional Class

●	PIMCO Long-Term US Government Fund I-2

●	PIMCO Low Duration Opportunities Fund Class A

●	PIMCO Low Duration Opportunities Fund Class C

●	PIMCO Low Duration Opportunities Fund Institutional Class

●	PIMCO Low Duration Opportunities Fund I-2

●	PIMCO Moderate Duration Fund Institutional Class

●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3

●	PIMCO Mortgage Opportunities and Bond Fund Class A

●	PIMCO Mortgage Opportunities and Bond Fund Class C

●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

●	PIMCO Mortgage Opportunities and Bond Fund I-2

●	PIMCO Total Return ESG Fund Administrative Class

●	PIMCO Total Return ESG Fund Institutional Class

●	PIMCO Total Return ESG Fund I-2

●	PIMCO Total Return ESG Fund Class A

●	PIMCO Total Return ESG Fund Class C

●	PIMCO Total Return ESG Fund I-3

●	PIMCO Total Return Fund II Institutional Class

●	PIMCO Total Return Fund II I-2

●	PIMCO Total Return Fund IV Class A

●	PIMCO Total Return Fund IV Institutional Class

●	PIMCO Total Return Fund V Institutional Class

●	PIMCO Credit Opportunities Bond Fund Class A

●	PIMCO Credit Opportunities Bond Fund Class C

●	PIMCO Credit Opportunities Bond Fund Institutional Class

●	PIMCO Credit Opportunities Bond Fund I-2

●	PIMCO Diversified Income Fund Class A

●	PIMCO Diversified Income Fund Administrative Class

●	PIMCO Diversified Income Fund Class C

●	PIMCO Diversified Income Fund Institutional Class

●	PIMCO Diversified Income Fund I-2

●	PIMCO Diversified Income Fund I-3

●	PIMCO ESG Income Fund Class A

●	PIMCO ESG Income Fund Class C

●	PIMCO ESG Income Fund Institutional Class

●	PIMCO ESG Income Fund I-2

●	PIMCO ESG Income Fund I-3

●	PIMCO High Yield Fund Class A

●	PIMCO High Yield Fund Administrative Class

●	PIMCO High Yield Fund Class C

●	PIMCO High Yield Fund Institutional Class

●	PIMCO High Yield Fund I-2

●	PIMCO High Yield Fund Class R

●	PIMCO High Yield Fund I-3

●	PIMCO High Yield Spectrum Fund Class A

●	PIMCO High Yield Spectrum Fund Class C

●	PIMCO High Yield Spectrum Fund Institutional Class

●	PIMCO High Yield Spectrum Fund I-2

●	PIMCO High Yield Spectrum Fund I-3

●	PIMCO Long-Term Credit Bond Fund Institutional Class

●	PIMCO Long-Term Credit Bond Fund I-2

●	PIMCO Low Duration Credit Fund Class A

●	PIMCO Low Duration Credit Fund Class C

●	PIMCO Low Duration Credit Fund Institutional Class

●	PIMCO Low Duration Credit Fund I-2

●	PIMCO Low Duration Income Fund Class A

●	PIMCO Low Duration Income Fund Class C

●	PIMCO Low Duration Income Fund Institutional Class

●	PIMCO Low Duration Income Fund I-2

●	PIMCO Low Duration Income Fund I-3

●	PIMCO Low Duration Income Fund Class C-2

●	PIMCO Preferred and Capital Securities Fund Class A

●	PIMCO Preferred and Capital Securities Fund Class C

●	PIMCO Preferred and Capital Securities Fund I-2

●	PIMCO Preferred and Capital Securities Fund Institutional Class

●	PIMCO Preferred and Capital Securities Fund I-3

Filed under the first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A

●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund I-2

●	PIMCO RAE PLUS EMG Fund Class A

●	PIMCO RAE PLUS EMG Fund Class C

●	PIMCO RAE PLUS Fund Class A

●	PIMCO RAE PLUS Fund Class C

●	PIMCO RAE PLUS Fund Institutional Class

●	PIMCO RAE PLUS Fund I-2

●	PIMCO RAE PLUS Fund I-3

●	PIMCO RAE PLUS International Fund Institutional Class

●	PIMCO RAE PLUS International Fund Class A

●	PIMCO RAE PLUS International Fund I-2

●	PIMCO RAE PLUS Small Fund Institutional Class

●	PIMCO RAE PLUS Small Fund Class A

●	PIMCO RAE PLUS Small Fund Class C

●	PIMCO RAE PLUS Small Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C

●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund Class A

●	PIMCO StocksPLUS® Absolute Return Fund Class C

●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund I-2

●	PIMCO StocksPLUS® Absolute Return Fund I-3

●	PIMCO StocksPLUS® Fund Class A

●	PIMCO StocksPLUS® Fund Class C

●	PIMCO StocksPLUS® Fund Institutional Class

●	PIMCO StocksPLUS® Fund I-2

●	PIMCO StocksPLUS® Fund Class R

●	PIMCO StocksPLUS® Fund I-3

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3

●	PIMCO StocksPLUS® International Fund (Unhedged) Class A

●	PIMCO StocksPLUS® International Fund (Unhedged) Class C

●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (Unhedged) I-2

●	PIMCO StocksPLUS® International Fund (Unhedged) I-3

●	PIMCO StocksPLUS® Long Duration Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund Class A

●	PIMCO StocksPLUS® Short Fund Class C

●	PIMCO StocksPLUS® Short Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund I-2

●	PIMCO StocksPLUS® Short Fund I-3

●	PIMCO StocksPLUS® Small Fund Class A

●	PIMCO StocksPLUS® Small Fund Class C

●	PIMCO StocksPLUS® Small Fund Institutional Class

●	PIMCO StocksPLUS® Small Fund I-2

●	PIMCO StocksPLUS® Small Fund I-3

●	PIMCO Emerging Markets Bond Fund Class A

●	PIMCO Emerging Markets Bond Fund Class C

●	PIMCO Emerging Markets Bond Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund I-2

●	PIMCO Emerging Markets Bond Fund I-3

●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2

●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund Class A

●	PIMCO Emerging Markets Local Currency and Bond Fund Class C

●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund I-2

●	PIMCO Emerging Markets Local Currency and Bond Fund I-3

●	PIMCO Global Advantage® Strategy Bond Fund Class A

●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (Unhedged) Class A

●	PIMCO International Bond Fund (Unhedged) Administrative Class

●	PIMCO International Bond Fund (Unhedged) Class C

●	PIMCO International Bond Fund (Unhedged) Institutional Class

●	PIMCO International Bond Fund (Unhedged) I-2

●	PIMCO International Bond Fund (Unhedged) I-3

●	PIMCO California Municipal Intermediate Value Fund Institutional Class

●	PIMCO California Municipal Opportunistic Value Fund Institutional Class

●	PIMCO National Municipal Intermediate Value Fund Institutional Class

●	PIMCO National Municipal Opportunistic Value Fund Institutional Class

●	PIMCO Income Fund Class A

●	PIMCO Income Fund Administrative Class

●	PIMCO Income Fund Class C

●	PIMCO Income Fund Institutional Class

●	PIMCO Income Fund I-2

●	PIMCO Income Fund Class R

●	PIMCO Income Fund I-3

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

●	PIMCO Total Return Fund Class A

●	PIMCO Total Return Fund Administrative Class

●	PIMCO Total Return Fund Class C

●	PIMCO Total Return Fund Institutional Class

●	PIMCO Total Return Fund I-2

●	PIMCO Total Return Fund Class R

●	PIMCO Total Return Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund Class C

●	PIMCO TRENDS Managed Futures Strategy Fund Class A

●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

●	PIMCO TRENDS Managed Futures Strategy Fund I-2

Filed under this submission (the second companion submission) on Form N-CSR:

●	PIMCO Sector Funds Series – AM

●	PIMCO Sector Fund Series – H

●	PIMCO Sector Fund Series – I

●	PIMCO ABS and Short-Term Investments Portfolio

●	PIMCO EM Bond and Short-Term Investments Portfolio

●	PIMCO High Yield and Short-Term Investments Portfolio

●	PIMCO Investment Grade Credit Bond Portfolio

●	PIMCO Long Duration Credit Bond Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Moderate Duration Portfolio

●	PIMCO Mortgage and Short-Term Investments Portfolio

●	PIMCO Municipal Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Short-Term Portfolio

●	PIMCO Short-Term Floating NAV Portfolio II

●	PIMCO U.S. Government and Short-Term Investments Portfolio

●	PIMCO International Portfolio

●	PIMCO Short Asset Portfolio

●	PIMCO Short-Term Floating NAV Portfolio III

●	PIMCO All Asset: Multi-RAE PLUS Fund

●	PIMCO All Asset: Multi-Real Fund

●	PIMCO All Authority: Multi-RAE PLUS Fund

●	PIMCO CommoditiesPLUS® Strategy Fund Class A

●	PIMCO CommoditiesPLUS® Strategy Fund Class C

●	PIMCO CommoditiesPLUS® Strategy Fund InstitutionalClass

●	PIMCO CommoditiesPLUS® Strategy Fund I-2

●	PIMCO CommoditiesPLUS® Strategy Fund I-3

●	PIMCO CommodityRealReturnStrategy Fund® Class A

●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

●	PIMCO CommodityRealReturnStrategy Fund® Class C

●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

●	PIMCO CommodityRealReturnStrategy Fund® I-2

●	PIMCO CommodityRealReturnStrategy Fund® Class R

●	PIMCO CommodityRealReturnStrategy Fund® I-3

●	PIMCO Inflation Response Multi-Asset Fund Class A

●	PIMCO Inflation Response Multi-Asset Fund Institutional Class

●	PIMCO Inflation Response Multi-Asset Fund I-2

●	PIMCO Inflation Response Multi-Asset Fund I-3

●	PIMCO Long-Term Real Return Fund Institutional Class

●	PIMCO Long-Term Real Return Fund I-2

●	PIMCO Real Return Fund Class A

●	PIMCO Real Return Fund Administrative Class

●	PIMCO Real Return Fund Class C

●	PIMCO Real Return Fund Institutional Class

●	PIMCO Real Return Fund I-2

●	PIMCO Real Return Fund Class R

●	PIMCO Real Return Fund I-3

●	PIMCO RealEstateRealReturn Strategy Fund Class A

●	PIMCO RealEstateRealReturn Strategy Fund Class C

●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

●	PIMCO RealEstateRealReturn Strategy Fund I-2

●	PIMCO RealEstateRealReturn Strategy Fund I-3

●	PIMCO Government Money Market Fund Class A

●	PIMCO Government Money Market Fund Class C

●	PIMCO Government Money Market Fund Class M

●	PIMCO Government Money Market Fund I-2

●	PIMCO Government Money Market Fund Institutional Class

●	PIMCO Government Money Market Fund Administrative Class

●	PIMCO Low Duration Fund Class A

●	PIMCO Low Duration Fund Administrative Class

●	PIMCO Low Duration Fund Class C

●	PIMCO Low Duration Fund Institutional Class

●	PIMCO Low Duration Fund I-2

●	PIMCO Low Duration Fund Class R

●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2

●	PIMCO Low Duration Fund II Administrative Class

●	PIMCO Low Duration Fund II Institutional Class

●	PIMCO Low Duration ESG Fund Institutional Class

●	PIMCO Low Duration ESG Fund I-2

●	PIMCO Short Asset Investment Fund Class A

●	PIMCO Short Asset Investment Fund Administrative Class

●	PIMCO Short Asset Investment Fund Institutional Class

●	PIMCO Short Asset Investment Fund I-2

●	PIMCO Short Asset Investment Fund Class M

●	PIMCO Short Asset Investment Fund I-3

●	PIMCO Short-Term Fund Class A

●	PIMCO Short-Term Fund Administrative Class

●	PIMCO Short-Term Fund Class C

●	PIMCO Short-Term Fund Institutional Class

●	PIMCO Short-Term Fund I-2

●	PIMCO Short-Term Fund Class R

●	PIMCO Short-Term Fund I-3

●	PIMCO California Intermediate Municipal Bond Fund Class A

●	PIMCO California Intermediate Municipal Bond Fund Class C

●	PIMCO California Intermediate Municipal Bond Fund Institutional Class

●	PIMCO California Intermediate Municipal Bond Fund I-2

●	PIMCO California Municipal Bond Fund Class A

●	PIMCO California Municipal Bond Fund Class C

●	PIMCO California Municipal Bond Fund Institutional Class

●	PIMCO California Municipal Bond Fund I-2

●	PIMCO California Short Duration Municipal Income Fund Class A

●	PIMCO California Short Duration Municipal Income Fund Institutional Class

●	PIMCO California Short Duration Municipal Income Fund I-2

●	PIMCO High Yield Municipal Bond Fund Class A

●	PIMCO High Yield Municipal Bond Fund Class C

●	PIMCO High Yield Municipal Bond Fund Institutional Class

●	PIMCO High Yield Municipal Bond Fund I-2

●	PIMCO High Yield Municipal Bond Fund I-3

●	PIMCO Municipal Bond Fund Class A

●	PIMCO Municipal Bond Fund Class C

●	PIMCO Municipal Bond Fund Institutional Class

●	PIMCO Municipal Bond Fund I-2

●	PIMCO Municipal Bond Fund I-3

●	PIMCO National Intermediate Municipal Bond Fund Class A

●	PIMCO National Intermediate Municipal Bond Fund Class C

●	PIMCO National Intermediate Municipal Bond Fund Institutional Class

●	PIMCO National Intermediate Municipal Bond Fund I-2

●	PIMCO New York Municipal Bond Fund Class A

●	PIMCO New York Municipal Bond Fund Class C

●	PIMCO New York Municipal Bond Fund Institutional Class

●	PIMCO New York Municipal Bond Fund I-2

●	PIMCO New York Municipal Bond Fund I-3

●	PIMCO Short Duration Municipal Income Fund Class A

●	PIMCO Short Duration Municipal Income Fund Class C

●	PIMCO Short Duration Municipal Income Fund Institutional Class

●	PIMCO Short Duration Municipal Income Fund I-2

●	PIMCO Short Duration Municipal Income Fund Class C-2

●	PIMCO Short Duration Municipal Income Fund I-3

(b) Not applicable to the Registrant.

PIMCO All Asset: Multi-RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-RAE PLUS Fund	$50	0.97%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,431,172
# of Portfolio Holdings	1,935
Portfolio Turnover Rate	194%
Total Net Advisory Fees Paid During the Reporting Period	$7,745
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	49.7%
Asset-Backed Securities	34.2%
Corporate Bonds & Notes	10.7%
Non-Agency Mortgage-Backed Securities	9.7%
U.S. Treasury Obligations	9.5%
Sovereign Issues	3.3%
Common Stocks	2.0%
Municipal Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	27.4%
Affiliated Investments	5.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(51.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Asset: Multi-RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2221TSRSAR_093024

PIMCO All Asset: Multi-Real Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset: Multi-Real Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-Real Fund	$212	4.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,069,965
# of Portfolio Holdings	815
Portfolio Turnover Rate	94%
Total Net Advisory Fees Paid During the Reporting Period	$6,005
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	107.7%
Real Estate Investment Trusts	23.6%
U.S. Government Agencies	17.4%
Asset-Backed Securities	9.9%
Sovereign Issues	5.0%
Non-Agency Mortgage-Backed Securities	1.6%
Corporate Bonds & Notes	0.8%
Common Stocks	0.4%
Other Investments	0.0%
Short-Term Instruments	11.7%
Affiliated Investments	3.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(81.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Asset: Multi-Real Fund

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2223TSRSAR_093024

PIMCO All Authority: Multi-RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Authority: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Authority: Multi-RAE PLUS Fund	$55	1.08%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$200,735
# of Portfolio Holdings	638
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$754
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	52.5%
Asset-Backed Securities	29.2%
Non-Agency Mortgage-Backed Securities	22.5%
U.S. Treasury Obligations	14.4%
Corporate Bonds & Notes	11.1%
Sovereign Issues	3.8%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	8.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(42.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Authority: Multi-RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2236TSRSAR_093024

PIMCO ABS and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO ABS and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO ABS and Short-Term Investments Portfolio	$7	0.13%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,810,943
# of Portfolio Holdings	1,955
Portfolio Turnover Rate	328%
Total Net Advisory Fees Paid During the Reporting Period	$623
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	64.7%
U.S. Government Agencies	63.4%
Non-Agency Mortgage-Backed Securities	26.1%
U.S. Treasury Obligations	1.4%
Corporate Bonds & Notes	0.3%
Short-Term Instruments	0.0%
Affiliated Investments	2.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(58.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO ABS and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0460TSRSAR_093024

Class A: PCMBX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,997
# of Portfolio Holdings	138
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.5%
Port, Airport & Marina Revenue	13.5%
Local or Guaranteed Housing	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Electric Power & Light Revenue	9.0%
U.S. Government Agencies	4.7%
Lease (Abatement)	3.7%
Special Tax	3.5%
Sewer Revenue	2.6%
Natural Gas Revenue	2.6%
Other Investments	16.8%
Short-Term Instruments	3.1%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCMBX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4038TSRSAR_093024

Class C: PCFCX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,997
# of Portfolio Holdings	138
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.5%
Port, Airport & Marina Revenue	13.5%
Local or Guaranteed Housing	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Electric Power & Light Revenue	9.0%
U.S. Government Agencies	4.7%
Lease (Abatement)	3.7%
Special Tax	3.5%
Sewer Revenue	2.6%
Natural Gas Revenue	2.6%
Other Investments	16.8%
Short-Term Instruments	3.1%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCFCX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4238TSRSAR_093024

Institutional Class: PCIMX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,997
# of Portfolio Holdings	138
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.5%
Port, Airport & Marina Revenue	13.5%
Local or Guaranteed Housing	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Electric Power & Light Revenue	9.0%
U.S. Government Agencies	4.7%
Lease (Abatement)	3.7%
Special Tax	3.5%
Sewer Revenue	2.6%
Natural Gas Revenue	2.6%
Other Investments	16.8%
Short-Term Instruments	3.1%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCIMX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0054TSRSAR_093024

I-2: PCIPX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,997
# of Portfolio Holdings	138
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.5%
Port, Airport & Marina Revenue	13.5%
Local or Guaranteed Housing	12.3%
Health, Hospital & Nursing Home Revenue	10.1%
Electric Power & Light Revenue	9.0%
U.S. Government Agencies	4.7%
Lease (Abatement)	3.7%
Special Tax	3.5%
Sewer Revenue	2.6%
Natural Gas Revenue	2.6%
Other Investments	16.8%
Short-Term Instruments	3.1%
Affiliated Investments	6.1%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCIPX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1918TSRSAR_093024

Class A: PCTTX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,383
# of Portfolio Holdings	227
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.7%
Local or Guaranteed Housing	11.5%
Port, Airport & Marina Revenue	10.1%
Electric Power & Light Revenue	10.1%
Health, Hospital & Nursing Home Revenue	7.6%
Special Tax	3.9%
Tobacco Settlement Funded	3.4%
U.S. Government Agencies	3.0%
Water Revenue	2.9%
Sales Tax Revenue	2.9%
Other Investments	17.7%
Short-Term Instruments	4.4%
Affiliated Investments	10.3%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCTTX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6040TSRSAR_093024

Class C: PCTGX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.54%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,383
# of Portfolio Holdings	227
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.7%
Local or Guaranteed Housing	11.5%
Port, Airport & Marina Revenue	10.1%
Electric Power & Light Revenue	10.1%
Health, Hospital & Nursing Home Revenue	7.6%
Special Tax	3.9%
Tobacco Settlement Funded	3.4%
U.S. Government Agencies	3.0%
Water Revenue	2.9%
Sales Tax Revenue	2.9%
Other Investments	17.7%
Short-Term Instruments	4.4%
Affiliated Investments	10.3%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCTGX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6240TSRSAR_093024

Institutional Class: PCTIX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.44%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,383
# of Portfolio Holdings	227
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.7%
Local or Guaranteed Housing	11.5%
Port, Airport & Marina Revenue	10.1%
Electric Power & Light Revenue	10.1%
Health, Hospital & Nursing Home Revenue	7.6%
Special Tax	3.9%
Tobacco Settlement Funded	3.4%
U.S. Government Agencies	3.0%
Water Revenue	2.9%
Sales Tax Revenue	2.9%
Other Investments	17.7%
Short-Term Instruments	4.4%
Affiliated Investments	10.3%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCTIX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2062TSRSAR_093024

I-2: PCTPX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.54%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$289,383
# of Portfolio Holdings	227
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.7%
Local or Guaranteed Housing	11.5%
Port, Airport & Marina Revenue	10.1%
Electric Power & Light Revenue	10.1%
Health, Hospital & Nursing Home Revenue	7.6%
Special Tax	3.9%
Tobacco Settlement Funded	3.4%
U.S. Government Agencies	3.0%
Water Revenue	2.9%
Sales Tax Revenue	2.9%
Other Investments	17.7%
Short-Term Instruments	4.4%
Affiliated Investments	10.3%
Other Assets and Liabilities, Net	(2.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCTPX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2068TSRSAR_093024

Class A: PCDAX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$128,804
# of Portfolio Holdings	102
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$113
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.0%
Electric Power & Light Revenue	11.5%
Health, Hospital & Nursing Home Revenue	10.4%
General Fund	8.1%
Water Revenue	7.4%
Highway Revenue Tolls	6.1%
Port, Airport & Marina Revenue	6.1%
Tobacco Settlement Funded	4.7%
Lease (Abatement)	4.6%
Local or Guaranteed Housing	4.0%
Other Investments	14.8%
Short-Term Instruments	4.5%
Affiliated Investments	6.2%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCDAX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4117TSRSAR_093024

Institutional Class: PCDIX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$128,804
# of Portfolio Holdings	102
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$113
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.0%
Electric Power & Light Revenue	11.5%
Health, Hospital & Nursing Home Revenue	10.4%
General Fund	8.1%
Water Revenue	7.4%
Highway Revenue Tolls	6.1%
Port, Airport & Marina Revenue	6.1%
Tobacco Settlement Funded	4.7%
Lease (Abatement)	4.6%
Local or Guaranteed Housing	4.0%
Other Investments	14.8%
Short-Term Instruments	4.5%
Affiliated Investments	6.2%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCDIX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1888TSRSAR_093024

I-2: PCDPX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$22	0.43%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$128,804
# of Portfolio Holdings	102
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$113
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Ad Valorem Property Tax	14.0%
Electric Power & Light Revenue	11.5%
Health, Hospital & Nursing Home Revenue	10.4%
General Fund	8.1%
Water Revenue	7.4%
Highway Revenue Tolls	6.1%
Port, Airport & Marina Revenue	6.1%
Tobacco Settlement Funded	4.7%
Lease (Abatement)	4.6%
Local or Guaranteed Housing	4.0%
Other Investments	14.8%
Short-Term Instruments	4.5%
Affiliated Investments	6.2%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCDPX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1929TSRSAR_093024

Class A: PCLAX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.26%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,359,104
# of Portfolio Holdings	861
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid During the Reporting Period	$11,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	14.3%
Commodities	13.9%
Corporate Bonds & Notes	9.4%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	5.0%
Non-Agency Mortgage-Backed Securities	3.4%
Sovereign Issues	0.9%
Other Investments	0.0%
Short-Term Instruments	71.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	2.1%
Other Assets and Liabilities, Net	(31.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCLAX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6016TSRSAR_093024

Class C: PCPCX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.01%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,359,104
# of Portfolio Holdings	861
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid During the Reporting Period	$11,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	14.3%
Commodities	13.9%
Corporate Bonds & Notes	9.4%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	5.0%
Non-Agency Mortgage-Backed Securities	3.4%
Sovereign Issues	0.9%
Other Investments	0.0%
Short-Term Instruments	71.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	2.1%
Other Assets and Liabilities, Net	(31.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCPCX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6216TSRSAR_093024

I-3: PCLNX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$48	0.96%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,359,104
# of Portfolio Holdings	861
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid During the Reporting Period	$11,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	14.3%
Commodities	13.9%
Corporate Bonds & Notes	9.4%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	5.0%
Non-Agency Mortgage-Backed Securities	3.4%
Sovereign Issues	0.9%
Other Investments	0.0%
Short-Term Instruments	71.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	2.1%
Other Assets and Liabilities, Net	(31.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCLNX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2176TSRSAR_093024

Institutional Class: PCLIX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.81%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,359,104
# of Portfolio Holdings	861
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid During the Reporting Period	$11,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	14.3%
Commodities	13.9%
Corporate Bonds & Notes	9.4%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	5.0%
Non-Agency Mortgage-Backed Securities	3.4%
Sovereign Issues	0.9%
Other Investments	0.0%
Short-Term Instruments	71.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	2.1%
Other Assets and Liabilities, Net	(31.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCLIX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1970TSRSAR_093024

I-2: PCLPX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.91%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,359,104
# of Portfolio Holdings	861
Portfolio Turnover Rate	103%
Total Net Advisory Fees Paid During the Reporting Period	$11,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Asset-Backed Securities	14.3%
Commodities	13.9%
Corporate Bonds & Notes	9.4%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	5.0%
Non-Agency Mortgage-Backed Securities	3.4%
Sovereign Issues	0.9%
Other Investments	0.0%
Short-Term Instruments	71.9%
Affiliated Investments	4.4%
Financial Derivative Instruments	2.1%
Other Assets and Liabilities, Net	(31.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCLPX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1980TSRSAR_093024

Class A: PCRAX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.36%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,660,931
# of Portfolio Holdings	991
Portfolio Turnover Rate	135%
Total Net Advisory Fees Paid During the Reporting Period	$11,061
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	59.5%
U.S. Government Agencies	19.3%
Asset-Backed Securities	12.2%
Sovereign Issues	10.3%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Preferred Securities	0.1%
Short-Term Instruments	27.2%
Affiliated Investments	7.4%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(41.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCRAX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4049TSRSAR_093024

Administrative Class: PCRRX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$59	1.16%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,660,931
# of Portfolio Holdings	991
Portfolio Turnover Rate	135%
Total Net Advisory Fees Paid During the Reporting Period	$11,061
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	59.5%
U.S. Government Agencies	19.3%
Asset-Backed Securities	12.2%
Sovereign Issues	10.3%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Preferred Securities	0.1%
Short-Term Instruments	27.2%
Affiliated Investments	7.4%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(41.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PCRRX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0410TSRSAR_093024

Class C: PCRCX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.11%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,660,931
# of Portfolio Holdings	991
Portfolio Turnover Rate	135%
Total Net Advisory Fees Paid During the Reporting Period	$11,061
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	59.5%
U.S. Government Agencies	19.3%
Asset-Backed Securities	12.2%
Sovereign Issues	10.3%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Preferred Securities	0.1%
Short-Term Instruments	27.2%
Affiliated Investments	7.4%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(41.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCRCX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4249TSRSAR_093024

I-3: PCRNX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$54	1.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,660,931
# of Portfolio Holdings	991
Portfolio Turnover Rate	135%
Total Net Advisory Fees Paid During the Reporting Period	$11,061
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	59.5%
U.S. Government Agencies	19.3%
Asset-Backed Securities	12.2%
Sovereign Issues	10.3%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Preferred Securities	0.1%
Short-Term Instruments	27.2%
Affiliated Investments	7.4%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(41.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCRNX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2177TSRSAR_093024

Institutional Class: PCRIX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.91%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,660,931
# of Portfolio Holdings	991
Portfolio Turnover Rate	135%
Total Net Advisory Fees Paid During the Reporting Period	$11,061
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	59.5%
U.S. Government Agencies	19.3%
Asset-Backed Securities	12.2%
Sovereign Issues	10.3%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Preferred Securities	0.1%
Short-Term Instruments	27.2%
Affiliated Investments	7.4%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(41.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCRIX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0045TSRSAR_093024

I-2: PCRPX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$52	1.01%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,660,931
# of Portfolio Holdings	991
Portfolio Turnover Rate	135%
Total Net Advisory Fees Paid During the Reporting Period	$11,061
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	59.5%
U.S. Government Agencies	19.3%
Asset-Backed Securities	12.2%
Sovereign Issues	10.3%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Preferred Securities	0.1%
Short-Term Instruments	27.2%
Affiliated Investments	7.4%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(41.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCRPX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1921TSRSAR_093024

Class R: PCSRX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$82	1.61%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,660,931
# of Portfolio Holdings	991
Portfolio Turnover Rate	135%
Total Net Advisory Fees Paid During the Reporting Period	$11,061
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	59.5%
U.S. Government Agencies	19.3%
Asset-Backed Securities	12.2%
Sovereign Issues	10.3%
Non-Agency Mortgage-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Preferred Securities	0.1%
Short-Term Instruments	27.2%
Affiliated Investments	7.4%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(41.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PCSRX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4549TSRSAR_093024

PIMCO EM Bond and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO EM Bond and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO EM Bond and Short-Term Investments Portfolio	$11	0.22%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$420,923
# of Portfolio Holdings	442
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$45
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

South Africa	11.8%
Mexico	10.7%
Saudi Arabia	8.5%
Colombia	7.6%
Brazil	7.4%
United States	6.0%
Qatar	5.4%
Luxembourg	5.4%
Chile	4.6%
Romania	4.4%
Other Countries	21.9%
Short-Term Instruments	1.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO EM Bond and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0138TSRSAR_093024

Class A: AMAXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.34%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: AMAXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4099TSRSAR_093024

Administrative Class: PGOXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$10	0.19%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PGOXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2169TSRSAR_093024

Class C: AMGXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$17	0.34%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: AMGXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4299TSRSAR_093024

Institutional Class: PGYXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.19%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGYXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2168TSRSAR_093024

Class M: PGFXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$10	0.19%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class M: PGFXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1940TSRSAR_093024

I-2: PGPXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$15	0.29%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,889,599
# of Portfolio Holdings	14
Total Net Advisory Fees Paid During the Reporting Period	$2,025
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Short-Term Instruments	154.0%
Other Assets and Liabilities, Net	(54.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGPXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1941TSRSAR_093024

PIMCO High Yield and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO High Yield and Short-Term Investments Portfolio	$6	0.12%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,161
# of Portfolio Holdings	398
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$15
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	73.4%
Loan Participations and Assignments	8.4%
Common Stocks	7.0%
U.S. Treasury Obligations	3.7%
Preferred Securities	0.2%
Other Investments	0.1%
Affiliated Investments	8.5%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO High Yield and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0477TSRSAR_093024

Class A: PYMAX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PYMAX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4025TSRSAR_093024

Class C: PYMCX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PYMCX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4225TSRSAR_093024

I-3: PYMNX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$36	0.70%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PYMNX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2232TSRSAR_093024

Institutional Class: PHMIX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.55%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHMIX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1886TSRSAR_093024

I-2: PYMPX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.65%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,174,316
# of Portfolio Holdings	784
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$6,918
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.6%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	6.4%
Industrial Revenue	6.2%
Port, Airport & Marina Revenue	5.9%
Tobacco Settlement Funded	5.3%
Sales Tax Revenue	4.8%
Electric Power & Light Revenue	4.7%
Natural Gas Revenue	4.0%
Miscellaneous Revenue	4.0%
Water Revenue	3.5%
Other Investments	25.0%
Affiliated Investments	10.8%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PYMPX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1919TSRSAR_093024

Class A: PZRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	2.25%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,783,049
# of Portfolio Holdings	828
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting Period	$3,415
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	61.3%
U.S. Government Agencies	27.8%
Commodities	19.9%
Sovereign Issues	9.8%
Asset-Backed Securities	9.3%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.9%
Common Stocks	0.3%
Other Investments	0.0%
Short-Term Instruments	1.3%
Affiliated Investments	6.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(44.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6034TSRSAR_093024

I-3: PFRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$101	1.95%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,783,049
# of Portfolio Holdings	828
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting Period	$3,415
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	61.3%
U.S. Government Agencies	27.8%
Commodities	19.9%
Sovereign Issues	9.8%
Asset-Backed Securities	9.3%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.9%
Common Stocks	0.3%
Other Investments	0.0%
Short-Term Instruments	1.3%
Affiliated Investments	6.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(44.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2238TSRSAR_093024

Institutional Class: PIRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	1.80%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,783,049
# of Portfolio Holdings	828
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting Period	$3,415
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	61.3%
U.S. Government Agencies	27.8%
Commodities	19.9%
Sovereign Issues	9.8%
Asset-Backed Securities	9.3%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.9%
Common Stocks	0.3%
Other Investments	0.0%
Short-Term Instruments	1.3%
Affiliated Investments	6.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(44.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2031TSRSAR_093024

I-2: PPRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$98	1.90%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,783,049
# of Portfolio Holdings	828
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting Period	$3,415
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	61.3%
U.S. Government Agencies	27.8%
Commodities	19.9%
Sovereign Issues	9.8%
Asset-Backed Securities	9.3%
Real Estate Investment Trusts	4.8%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.9%
Common Stocks	0.3%
Other Investments	0.0%
Short-Term Instruments	1.3%
Affiliated Investments	6.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(44.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2033TSRSAR_093024

PIMCO International Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO International Portfolio	$9	0.18%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$532,900
# of Portfolio Holdings	243
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$57
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Canada	18.8%
United Kingdom	6.6%
Denmark	4.1%
United States	2.4%
Short-Term Instruments	16.5%
Affiliated Investments	40.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	11.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO International Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0109TSRSAR_093024

PIMCO Investment Grade Credit Bond Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Credit Bond Portfolio	$7	0.14%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,117,591
# of Portfolio Holdings	847
Portfolio Turnover Rate	105%
Total Net Advisory Fees Paid During the Reporting Period	$333
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.6%
U.S. Government Agencies	14.6%
Preferred Securities	3.8%
Asset-Backed Securities	2.2%
U.S. Treasury Obligations	2.1%
Non-Agency Mortgage-Backed Securities	1.3%
Municipal Bonds & Notes	0.6%
Sovereign Issues	0.6%
Loan Participations and Assignments	0.5%
Convertible Preferred Securities	0.5%
Other Investments	0.0%
Affiliated Investments	2.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(12.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Investment Grade Credit Bond Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0476TSRSAR_093024

PIMCO Long Duration Credit Bond Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Long Duration Credit Bond Portfolio	$48	0.92%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$26,148,735
# of Portfolio Holdings	2,654
Portfolio Turnover Rate	142%
Total Net Advisory Fees Paid During the Reporting Period	$2,568
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	83.7%
U.S. Government Agencies	23.1%
U.S. Treasury Obligations	21.9%
Preferred Securities	2.9%
Sovereign Issues	2.9%
Municipal Bonds & Notes	2.6%
Asset-Backed Securities	1.2%
Loan Participations and Assignments	0.6%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(40.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Long Duration Credit Bond Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS1830TSRSAR_093024

Institutional Class: PRAIX

PIMCO Long-Term Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$123	2.37%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$421,706
# of Portfolio Holdings	386
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$539
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	106.4%
U.S. Government Agencies	17.5%
Asset-Backed Securities	9.5%
Sovereign Issues	8.6%
Non-Agency Mortgage-Backed Securities	4.6%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(47.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRAIX

PIMCO Long-Term Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0066TSRSAR_093024

I-2: PRTPX

PIMCO Long-Term Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$128	2.47%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$421,706
# of Portfolio Holdings	386
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$539
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	106.4%
U.S. Government Agencies	17.5%
Asset-Backed Securities	9.5%
Sovereign Issues	8.6%
Non-Agency Mortgage-Backed Securities	4.6%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(47.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRTPX

PIMCO Long-Term Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1993TSRSAR_093024

Institutional Class: PLDIX

PIMCO Low Duration ESG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$318,067
# of Portfolio Holdings	415
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$401
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	37.2%
Corporate Bonds & Notes	20.1%
U.S. Treasury Obligations	19.6%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	9.4%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.7%
Short-Term Instruments	1.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLDIX

PIMCO Low Duration ESG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0121TSRSAR_093024

I-2: PLUPX

PIMCO Low Duration ESG Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.63%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$318,067
# of Portfolio Holdings	415
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$401
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	37.2%
Corporate Bonds & Notes	20.1%
U.S. Treasury Obligations	19.6%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	9.4%
Municipal Bonds & Notes	0.7%
Sovereign Issues	0.7%
Short-Term Instruments	1.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLUPX

PIMCO Low Duration ESG Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1991TSRSAR_093024

Class A: PTLAX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTLAX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4004TSRSAR_093024

Administrative Class: PLDAX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$37	0.73%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PLDAX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0436TSRSAR_093024

Class C: PTLCX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$57	1.12%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTLCX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4204TSRSAR_093024

Class C-2: PLCCX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$67	1.32%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PLCCX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4804TSRSAR_093024

I-3: PTLNX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$32	0.63%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTLNX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2188TSRSAR_093024

Institutional Class: PTLDX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.48%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTLDX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0036TSRSAR_093024

I-2: PLDPX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$30	0.58%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLDPX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1901TSRSAR_093024

Class R: PLDRX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$55	1.07%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,816,353
# of Portfolio Holdings	1,033
Portfolio Turnover Rate	205%
Total Net Advisory Fees Paid During the Reporting Period	$7,144
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	41.7%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	17.4%
Asset-Backed Securities	11.6%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.2%
Other Investments	0.0%
Short-Term Instruments	5.8%
Affiliated Investments	8.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(20.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PLDRX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4504TSRSAR_093024

Administrative Class: PDFAX

PIMCO Low Duration Fund II

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.76%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$297,765
# of Portfolio Holdings	347
Portfolio Turnover Rate	150%
Total Net Advisory Fees Paid During the Reporting Period	$380
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	37.9%
U.S. Treasury Obligations	27.2%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	7.7%
Corporate Bonds & Notes	6.6%
Short-Term Instruments	15.3%
Affiliated Investments	13.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(18.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PDFAX

PIMCO Low Duration Fund II

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0407TSRSAR_093024

Institutional Class: PLDTX

PIMCO Low Duration Fund II

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$297,765
# of Portfolio Holdings	347
Portfolio Turnover Rate	150%
Total Net Advisory Fees Paid During the Reporting Period	$380
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	37.9%
U.S. Treasury Obligations	27.2%
Non-Agency Mortgage-Backed Securities	10.9%
Asset-Backed Securities	7.7%
Corporate Bonds & Notes	6.6%
Short-Term Instruments	15.3%
Affiliated Investments	13.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(18.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLDTX

PIMCO Low Duration Fund II

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0107TSRSAR_093024

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Low Duration Portfolio	$3	0.05%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,102,743
# of Portfolio Holdings	445
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$207
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	32.8%
Corporate Bonds & Notes	23.3%
Asset-Backed Securities	15.2%
U.S. Government Agencies	14.4%
Non-Agency Mortgage-Backed Securities	8.2%
Municipal Bonds & Notes	1.2%
Sovereign Issues	0.1%
Short-Term Instruments	9.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(4.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2034TSRSAR_093024

PIMCO Moderate Duration Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Moderate Duration Portfolio	$3	0.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,254,806
# of Portfolio Holdings	735
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$319
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	42.9%
Corporate Bonds & Notes	24.5%
U.S. Treasury Obligations	15.6%
Asset-Backed Securities	13.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	3.8%
Sovereign Issues	0.2%
Short-Term Instruments	6.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Moderate Duration Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2035TSRSAR_093024

PIMCO Mortgage and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage and Short-Term Investments Portfolio	$14	0.26%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,268,432
# of Portfolio Holdings	2,604
Portfolio Turnover Rate	913%
Total Net Advisory Fees Paid During the Reporting Period	$132
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	388.9%
Asset-Backed Securities	14.8%
Non-Agency Mortgage-Backed Securities	8.9%
U.S. Treasury Obligations	6.0%
Municipal Bonds & Notes	0.3%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(320.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Mortgage and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0474TSRSAR_093024

Class A: PMLAX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMLAX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4012TSRSAR_093024

Class C: PMLCX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.25%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMLCX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4212TSRSAR_093024

I-3: PMUNX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.59%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PMUNX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2233TSRSAR_093024

Institutional Class: PFMIX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.44%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFMIX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0040TSRSAR_093024

I-2: PMUPX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.54%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,201,267
# of Portfolio Holdings	574
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$2,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	10.9%
Local or Guaranteed Housing	10.7%
Ad Valorem Property Tax	8.5%
Port, Airport & Marina Revenue	8.0%
Water Revenue	4.6%
Miscellaneous Revenue	4.2%
Natural Gas Revenue	4.1%
U.S. Government Agencies	3.9%
Industrial Revenue	3.8%
Sales Tax Revenue	3.8%
Electric Power & Light Revenue	3.8%
Other Investments	21.8%
Affiliated Investments	14.6%
Other Assets and Liabilities, Net	(2.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMUPX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1916TSRSAR_093024

PIMCO Municipal Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Portfolio	$3	0.05%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$109,169
# of Portfolio Holdings	84
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$12
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.8%
Port, Airport & Marina Revenue	14.4%
Ad Valorem Property Tax	8.2%
College & University Revenue	8.0%
Highway Revenue Tolls	6.1%
Income Tax Revenue	6.0%
Appropriations	6.0%
Electric Power & Light Revenue	5.5%
Water Revenue	4.1%
Hotel Occupancy Tax	3.1%
Natural Gas Revenue	2.9%
Other Investments	16.0%
Affiliated Investments	8.2%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Municipal Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0489TSRSAR_093024

Class A: PMNTX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,242
# of Portfolio Holdings	350
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$771
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	12.3%
Port, Airport & Marina Revenue	10.8%
Local or Guaranteed Housing	9.3%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Miscellaneous Revenue	5.2%
Industrial Revenue	5.0%
Natural Gas Revenue	4.6%
U.S. Government Agencies	4.3%
Sales Tax Revenue	3.6%
Water Revenue	2.5%
Other Investments	18.9%
Short-Term Instruments	2.1%
Affiliated Investments	10.5%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMNTX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6041TSRSAR_093024

Class C: PMNNX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.30%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,242
# of Portfolio Holdings	350
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$771
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	12.3%
Port, Airport & Marina Revenue	10.8%
Local or Guaranteed Housing	9.3%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Miscellaneous Revenue	5.2%
Industrial Revenue	5.0%
Natural Gas Revenue	4.6%
U.S. Government Agencies	4.3%
Sales Tax Revenue	3.6%
Water Revenue	2.5%
Other Investments	18.9%
Short-Term Instruments	2.1%
Affiliated Investments	10.5%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMNNX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6241TSRSAR_093024

Institutional Class: PMNIX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,242
# of Portfolio Holdings	350
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$771
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	12.3%
Port, Airport & Marina Revenue	10.8%
Local or Guaranteed Housing	9.3%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Miscellaneous Revenue	5.2%
Industrial Revenue	5.0%
Natural Gas Revenue	4.6%
U.S. Government Agencies	4.3%
Sales Tax Revenue	3.6%
Water Revenue	2.5%
Other Investments	18.9%
Short-Term Instruments	2.1%
Affiliated Investments	10.5%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMNIX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2064TSRSAR_093024

I-2: PMNPX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,242
# of Portfolio Holdings	350
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$771
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	12.3%
Port, Airport & Marina Revenue	10.8%
Local or Guaranteed Housing	9.3%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Miscellaneous Revenue	5.2%
Industrial Revenue	5.0%
Natural Gas Revenue	4.6%
U.S. Government Agencies	4.3%
Sales Tax Revenue	3.6%
Water Revenue	2.5%
Other Investments	18.9%
Short-Term Instruments	2.1%
Affiliated Investments	10.5%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMNPX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2069TSRSAR_093024

Class A: PNYAX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PNYAX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4037TSRSAR_093024

Class C: PBFCX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PBFCX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4237TSRSAR_093024

I-3: PNYNX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PNYNX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2234TSRSAR_093024

Institutional Class: PNYIX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PNYIX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0055TSRSAR_093024

I-2: PNYPX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$783,933
# of Portfolio Holdings	224
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$789
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Income Tax Revenue	18.4%
Water Revenue	9.8%
Ad Valorem Property Tax	8.3%
Health, Hospital & Nursing Home Revenue	7.4%
Port, Airport & Marina Revenue	6.8%
College & University Revenue	6.1%
Local or Guaranteed Housing	5.8%
Industrial Revenue	4.6%
Sales Tax Revenue	4.4%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.0%
Other Investments	14.1%
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PNYPX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1992TSRSAR_093024

PIMCO Sector Fund Series – AM

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – AM (the "Portfolio") for the period of July 19, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?Footnote Reference1

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – AM	$112	3.79%
Footnote	Description
Footnote[1]	Annualized. The Portfolio commenced operations on July 19, 2024.

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$27,305
# of Portfolio Holdings	89
Portfolio Turnover Rate	246%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	281.8%
Non-Agency Mortgage-Backed Securities	42.4%
Short-Term Instruments	0.7%
Affiliated Investments	5.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(230.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – AM

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2226TSRSAR_093024

PIMCO Sector Fund Series – H

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – H (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – H	$5	0.09%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$35,027
# of Portfolio Holdings	318
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	75.2%
U.S. Treasury Obligations	8.2%
Loan Participations and Assignments	2.8%
Affiliated Investments	12.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – H

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2230TSRSAR_093024

PIMCO Sector Fund Series – I

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – I (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – I	$31	0.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,913,300
# of Portfolio Holdings	1,280
Portfolio Turnover Rate	133%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	81.5%
U.S. Treasury Obligations	30.6%
U.S. Government Agencies	11.8%
Sovereign Issues	1.9%
Preferred Securities	1.2%
Asset-Backed Securities	0.6%
Other Investments	0.1%
Affiliated Investments	1.6%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(29.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – I

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2231TSRSAR_093024

Class A: PRTNX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRTNX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4010TSRSAR_093024

Administrative Class: PARRX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.75%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PARRX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0422TSRSAR_093024

Class C: PRTCX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.40%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PRTCX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4210TSRSAR_093024

I-3: PRNPX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$33	0.65%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PRNPX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2194TSRSAR_093024

Institutional Class: PRRIX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.50%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRRIX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0122TSRSAR_093024

I-2: PRLPX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.60%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRLPX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1920TSRSAR_093024

Class R: PRRRX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$59	1.15%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,833,259
# of Portfolio Holdings	980
Portfolio Turnover Rate	116%
Total Net Advisory Fees Paid During the Reporting Period	$9,804
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	79.5%
U.S. Government Agencies	14.3%
Asset-Backed Securities	9.0%
Sovereign Issues	8.1%
Non-Agency Mortgage-Backed Securities	1.4%
Corporate Bonds & Notes	0.4%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	0.8%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(14.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PRRRX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4510TSRSAR_093024

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Real Return Portfolio	$226	4.35%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$485,528
# of Portfolio Holdings	73
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$41
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	177.8%
Other Investments	0.0%
Short-Term Instruments	0.3%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(78.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0488TSRSAR_093024

Class A: PETAX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$336	6.26%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PETAX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4061TSRSAR_093024

Class C: PETCX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$375	7.01%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PETCX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4261TSRSAR_093024

I-3: PNRNX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$323	6.01%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PNRNX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2195TSRSAR_093024

Institutional Class: PRRSX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$315	5.86%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRRSX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0347TSRSAR_093024

I-2: PETPX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$320	5.96%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$561,726
# of Portfolio Holdings	567
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,249
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	110.1%
Real Estate Investment Trusts	43.3%
Asset-Backed Securities	14.2%
U.S. Government Agencies	12.6%
Sovereign Issues	9.8%
Corporate Bonds & Notes	1.5%
Non-Agency Mortgage-Backed Securities	1.3%
Common Stocks	0.7%
Preferred Securities	0.2%
Short-Term Instruments	0.0%
Affiliated Investments	0.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(93.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PETPX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1923TSRSAR_093024

Class A: PAIAX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.72%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAIAX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS6042TSRSAR_093024

Administrative Class: PAIQX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$32	0.62%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PAIQX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2067TSRSAR_093024

I-3: PANDX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$26	0.52%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PANDX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2196TSRSAR_093024

Institutional Class: PAIDX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$19	0.37%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAIDX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2066TSRSAR_093024

Class M: PAMSX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$19	0.37%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class M: PAMSX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2163TSRSAR_093024

I-2: PAIPX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$24	0.47%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,468,891
# of Portfolio Holdings	383
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$2,661
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	55.8%
Asset-Backed Securities	19.2%
Non-Agency Mortgage-Backed Securities	6.0%
U.S. Government Agencies	4.8%
Sovereign Issues	4.6%
Short-Term Instruments	7.3%
Affiliated Investments	4.1%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(1.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PAIPX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2070TSRSAR_093024

PIMCO Short Asset Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Asset Portfolio	$0	0.00%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,255,115
# of Portfolio Holdings	638
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	57.0%
Asset-Backed Securities	18.2%
U.S. Government Agencies	9.0%
Non-Agency Mortgage-Backed Securities	7.3%
U.S. Treasury Obligations	5.4%
Sovereign Issues	1.0%
Short-Term Instruments	9.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(7.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short Asset Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2172TSRSAR_093024

Class A: PSDAX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSDAX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4039TSRSAR_093024

Class C: PSDCX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$52	1.03%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSDCX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4239TSRSAR_093024

Class C-2: PCCMX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$62	1.23%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PCCMX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4839TSRSAR_093024

I-3: PSDUX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$24	0.48%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSDUX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2235TSRSAR_093024

Institutional Class: PSDIX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSDIX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0053TSRSAR_093024

I-2: PSDPX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$22	0.43%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$390,723
# of Portfolio Holdings	170
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$375
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.7%
Electric Power & Light Revenue	11.0%
Industrial Revenue	8.4%
Port, Airport & Marina Revenue	6.7%
Ad Valorem Property Tax	6.2%
Natural Gas Revenue	5.6%
Local or Guaranteed Housing	5.5%
Highway Revenue Tolls	5.3%
Sales Tax Revenue	4.2%
General Fund	3.2%
Miscellaneous Revenue	2.8%
Other Investments	18.0%
Short-Term Instruments	2.5%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSDPX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1917TSRSAR_093024

PIMCO Short-Term Floating NAV Portfolio II

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio II (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio II	$3	0.05%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,504,367
# of Portfolio Holdings	175
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$766
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	16.3%
U.S. Treasury Obligations	1.9%
Asset-Backed Securities	0.2%
Sovereign Issues	0.2%
U.S. Government Agencies	0.1%
Short-Term Instruments	103.7%
Other Assets and Liabilities, Net	(22.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Floating NAV Portfolio II

Semi-Annual Shareholder Report |

September 30, 2024

PAPS1944TSRSAR_093024

PIMCO Short-Term Floating NAV Portfolio III

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio III (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio III	$0	0.00%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$13,064,315
# of Portfolio Holdings	267
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	21.5%
U.S. Treasury Obligations	2.9%
Sovereign Issues	0.5%
Other Investments	0.1%
Short-Term Instruments	91.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(16.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Floating NAV Portfolio III

Semi-Annual Shareholder Report |

September 30, 2024

PAPS2056TSRSAR_093024

Class A: PSHAX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSHAX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4002TSRSAR_093024

Administrative Class: PSFAX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.76%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PSFAX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0437TSRSAR_093024

Class C: PFTCX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$54	1.06%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFTCX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4202TSRSAR_093024

I-3: PTSNX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$34	0.66%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTSNX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2197TSRSAR_093024

Institutional Class: PTSHX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSHX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS0037TSRSAR_093024

I-2: PTSPX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTSPX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1900TSRSAR_093024

Class R: PTSRX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$51	1.01%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,799,704
# of Portfolio Holdings	1,096
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$12,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	48.7%
Asset-Backed Securities	26.7%
Non-Agency Mortgage-Backed Securities	11.4%
U.S. Treasury Obligations	5.8%
U.S. Government Agencies	4.8%
Sovereign Issues	0.6%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%
Short-Term Instruments	8.3%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(10.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PTSRX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS4502TSRSAR_093024

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Portfolio	$10	0.20%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$166,911
# of Portfolio Holdings	779
Portfolio Turnover Rate	409%
Total Net Advisory Fees Paid During the Reporting Period	$20
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	69.5%
Asset-Backed Securities	40.6%
Non-Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Obligations	5.6%
Other Investments	0.0%
Affiliated Investments	2.6%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(56.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0468TSRSAR_093024

PIMCO U.S. Government and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO U.S. Government and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO U.S. Government and Short-Term Investments Portfolio	$18	0.35%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,267,329
# of Portfolio Holdings	300
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$165
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	90.3%
Asset-Backed Securities	11.0%
U.S. Government Agencies	5.7%
Non-Agency Mortgage-Backed Securities	3.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(10.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO U.S. Government and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2024

PAPS0470TSRSAR_093024

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	PAPS Portfolios

●	PAPS All Asset Funds

●	Real Return Strategy Funds

●	Short Duration Strategy Funds

●	Tax-Efficient Strategy Funds

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds

●	Bond Funds

●	Credit Bond Funds

Filed under the first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds

●	International Bond Funds

●	Municipal Value Funds

●	Income Fund

●	International Bond Fund (U.S. Dollar-Hedged)

●	Total Return Fund

●	TRENDS Managed Futures Strategy Fund

(b) Not applicable to the Registrant.

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Private Account Portfolio Series

PIMCO ABS and Short-Term Investments Portfolio

PIMCO EM Bond and Short-Term Investments Portfolio

PIMCO High Yield and Short-Term Investments Portfolio

PIMCO Investment Grade Credit Bond Portfolio

PIMCO Long Duration Credit Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage and Short-Term Investments Portfolio

PIMCO Municipal Portfolio

PIMCO Real Return Portfolio

PIMCO Sector Fund Series - AM

PIMCO Sector Fund Series - H

PIMCO Sector Fund Series - I

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government and Short-Term Investments Portfolio

PIMCO International Portfolio

PIMCO Short Asset Portfolio

PIMCO Short-Term Floating NAV Portfolio III

(1) Consolidated Schedule of Investments

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO ABS and Short-Term Investments Portfolio, PIMCO EM Bond and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio, PIMCO Investment Grade Credit Bond Portfolio, PIMCO Long Duration Credit Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO Municipal Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government and Short-Term Investments Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO Short-Term Floating NAV Portfolio III, PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I (each, a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s offering memorandum and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Portfolio’s compliance calculations, including those used in a Portfolio’s offering memorandum, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Portfolio, or on certain instruments in which a Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolios and issuers in which they invest. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolios and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO ABS and Short-Term Investments Portfolio	10/31/00	Diversified
PIMCO EM Bond and Short-Term Investments Portfolio	04/03/98	Non-diversified
PIMCO High Yield and Short-Term Investments Portfolio	12/08/00	Diversified
PIMCO Investment Grade Credit Bond Portfolio	01/26/00	Diversified
PIMCO Long Duration Credit Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO Municipal Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Sector Fund Series - AM	07/19/24	Non-diversified
PIMCO Sector Fund Series - H	02/22/24	Non-diversified
PIMCO Sector Fund Series - I	06/02/22	Non-diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short Asset Portfolio	05/01/17	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Portfolios	(Cont.)

agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s offering memorandum, the Trust’s offering memorandum supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent offering memorandum or use a new offering memorandum or offering memorandum supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current offering memorandum or offering memorandum supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolios have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

A supplement was filed on August 21, 2024 to provide notification of changes to the principal investment strategies of PIMCO Sector Fund Series - AM. As of September 20, 2024, the first sentence in the first paragraph of the the principal investment strategies of PIMCO Sector Fund Series - AM was deleted and replaced with the following: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its net assets in a portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ABS and Short-Term Investments Portfolio

04/01/2024 - 09/30/2024+	$11.65	$0.35	$0.16	$0.51	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2024	11.50	0.65	0.14	0.79	(0.64)	0.00	0.00	(0.64)

03/31/2023	12.14	0.49	(0.63)	(0.14)	(0.50)	0.00	0.00	(0.50)

03/31/2022	12.60	0.36	(0.45)	(0.09)	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	11.95	0.31	0.79	1.10	(0.37)	(0.08)	0.00	(0.45)

03/31/2020	12.66	0.47	(0.67)	(0.20)	(0.51)	0.00	0.00	(0.51)

PIMCO EM Bond and Short-Term Investments Portfolio

04/01/2024 - 09/30/2024+	$8.88	$0.25	$(0.05)	$0.20	$0.00	$0.00	$0.00	$0.00

03/31/2024	8.61	0.46	0.28	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2023	9.14	0.37	(0.40)	(0.03)	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.92	0.32	(0.70)	(0.38)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.15	0.28	0.50	0.78	(0.01)	0.00	0.00	(0.01)

03/31/2020	9.75	0.34	(0.87)	(0.53)	0.00	0.00	(0.07)	(0.07)

PIMCO High Yield and Short-Term Investments Portfolio

04/01/2024 - 09/30/2024+	$6.96	$0.26	$0.19	$0.45	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2024	6.88	0.51	0.16	0.67	(0.53)	(0.06)	0.00	(0.59)

03/31/2023	7.83	0.43	(0.83)	(0.40)	(0.55)	0.00	0.00	(0.55)

03/31/2022	7.60	0.38	0.26	0.64	(0.41)	0.00	0.00	(0.41)

03/31/2021	6.76	0.42	0.89	1.31	(0.47)	0.00	0.00	(0.47)

03/31/2020	7.76	0.46	(0.75)	(0.29)	(0.71)	0.00	0.00	(0.71)

PIMCO Investment Grade Credit Bond Portfolio

04/01/2024 - 09/30/2024+	$8.90	$0.21	$0.27	$0.48	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2024	8.67	0.37	0.21	0.58	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.12	0.30	(0.43)	(0.13)	(0.30)	(0.02)	0.00	(0.32)

03/31/2022	9.78	0.27	(0.60)	(0.33)	(0.28)	(0.05)	0.00	(0.33)

03/31/2021	9.14	0.27	0.65	0.92	(0.28)	0.00	0.00	(0.28)

03/31/2020	9.52	0.34	(0.40)	(0.06)	(0.32)	0.00	0.00	(0.32)

PIMCO Long Duration Credit Bond Portfolio

04/01/2024 - 09/30/2024+	$9.49	$0.23	$0.47	$0.70	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2024	9.59	0.43	(0.08)	0.35	(0.45)	0.00	0.00	(0.45)

03/31/2023	11.26	0.46	(1.56)	(1.10)	(0.48)	(0.09)	0.00	(0.57)

03/31/2022	12.42	0.52	(0.89)	(0.37)	(0.59)	(0.20)	0.00	(0.79)

03/31/2021	12.09	0.55	0.60	1.15	(0.57)	(0.25)	0.00	(0.82)

03/31/2020	11.72	0.55	0.75	1.30	(0.61)	(0.32)	0.00	(0.93)

PIMCO Low Duration Portfolio

04/01/2024 - 09/30/2024+	$9.47	$0.24	$0.17	$0.41	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2024	9.49	0.44	(0.01)	0.43	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.69	0.28	(0.23)	0.05	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.04	0.09	(0.34)	(0.25)	(0.08)	(0.02)	0.00	(0.10)

03/31/2021	9.92	0.12	0.17	0.29	(0.15)	(0.02)	0.00	(0.17)

03/31/2020	9.88	0.25	0.07	0.32	(0.28)	0.00	0.00	(0.28)

PIMCO Moderate Duration Portfolio

04/01/2024 - 09/30/2024+	$8.92	$0.21	$0.30	$0.51	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	9.03	0.38	(0.10)	0.28	(0.39)	0.00	0.00	(0.39)

03/31/2023	9.54	0.26	(0.53)	(0.27)	(0.24)	0.00	0.00	(0.24)

03/31/2022	10.18	0.15	(0.59)	(0.44)	(0.16)	(0.04)	0.00	(0.20)

03/31/2021	10.27	0.15	0.09	0.24	(0.18)	(0.15)	0.00	(0.33)

03/31/2020	9.98	0.27	0.34	0.61	(0.29)	(0.03)	0.00	(0.32)

6	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.86	4.39%	$6,810,943	0.13	%*	0.13	%*	0.05	%*	0.05	%*	5.96	%*	328%

11.65	7.07	5,637,981	0.22		0.22		0.05		0.05		5.65		567

11.50	(1.15)	4,269,304	0.09		0.09		0.05		0.05		4.17		382

12.14	(0.76)	4,915,605	0.05		0.05		0.05		0.05		2.88		433

12.60	9.34	4,714,005	0.05		0.05		0.05		0.05		2.52		492

11.95	(1.72)	4,002,611	0.05		0.05		0.05		0.05		3.71		353

$9.08	2.25%	$420,923	0.22	%*	0.22	%*	0.12	%*	0.12	%*	5.55	%*	6%

8.88	8.79	465,137	0.16		0.16		0.12		0.12		5.30		10

8.61	(0.20)	423,236	0.15		0.15		0.12		0.12		4.21		14

9.14	(3.96)	488,117	0.12		0.12		0.12		0.12		3.30		23

9.92	8.51	536,966	0.12		0.12		0.12		0.12		2.81		57

9.15	(5.46)	481,098	0.14		0.14		0.12		0.12		3.42		31

$7.17	6.60%	$148,161	0.12	%*	0.12	%*	0.07	%*	0.07	%*	7.28	%*	34%

6.96	10.08	154,524	0.06		0.06		0.05		0.05		7.38		97

6.88	(5.04)	170,349	0.10		0.10		0.05		0.05		6.02		17

7.83	8.41	518,756	0.12		0.12		0.05		0.05		4.69		53

7.60	19.60	500,459	0.12		0.12		0.05		0.05		5.65		37

6.76	(4.20)	388,194	0.18		0.18		0.05		0.05		5.98		16

$9.21	5.39%	$3,117,591	0.14	%*	0.14	%*	0.05	%*	0.05	%*	4.74	%*	105%

8.90	6.85	3,470,318	0.07		0.07		0.05		0.05		4.29		158

8.67	(1.42)	3,250,613	0.06		0.06		0.05		0.05		3.43		114

9.12	(3.59)	4,774,312	0.05		0.05		0.05		0.05		2.72		58

9.78	10.09	4,660,053	0.05		0.05		0.05		0.05		2.74		122

9.14	(0.76)	3,006,729	0.06		0.06		0.05		0.05		3.54		143

$9.97	7.42%	$26,148,735	0.92	%*	0.92	%*	0.05	%*	0.05	%*	4.71	%*	142%

9.49	3.73	25,606,564	0.91		0.91		0.05		0.05		4.63		171

9.59	(9.64)	26,091,834	0.54		0.54		0.05		0.05		4.73		76

11.26	(3.69)	28,855,611	0.06		0.06		0.05		0.05		4.08		66

12.42	9.16	28,614,011	0.08		0.08		0.05		0.05		4.13		143

12.09	11.07	23,360,760	0.49		0.49		0.05		0.05		4.36		145

$9.68	4.40%	$2,102,743	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.99	%*	31%

9.47	4.66	2,083,810	0.05		0.05		0.05		0.05		4.63		73

9.49	0.51	2,207,295	0.06		0.06		0.05		0.05		2.94		119

9.69	(2.60)	1,999,224	0.05		0.05		0.05		0.05		0.85		143

10.04	3.00	1,049,333	0.05		0.05		0.05		0.05		1.18		301

9.92	3.23	766,311	0.05		0.05		0.05		0.05		2.49		153

$9.24	5.72%	$3,254,806	0.06	%*	0.06	%*	0.05	%*	0.05	%*	4.62	%*	117%

8.92	3.17	3,183,864	0.06		0.06		0.05		0.05		4.33		396

9.03	(2.78)	3,197,253	0.06		0.06		0.05		0.05		2.80		530

9.54	(4.45)	3,553,079	0.05		0.05		0.05		0.05		1.45		370

10.18	2.26	4,321,603	0.05		0.05		0.05		0.05		1.43		544

10.27	6.12	3,723,520	0.05		0.05		0.05		0.05		2.70		311

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage and Short-Term Investments Portfolio

04/01/2024 - 09/30/2024+	$7.93	$0.18	$0.41	$0.59	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2024	8.24	0.34	(0.26)	0.08	(0.39)	0.00	0.00	(0.39)

03/31/2023	9.75	0.31	(1.40)	(1.09)	(0.42)	0.00	0.00	(0.42)

03/31/2022	11.00	0.28	(1.15)	(0.87)	(0.38)	0.00	0.00	(0.38)

03/31/2021	11.39	0.29	0.31	0.60	(0.44)	(0.55)	0.00	(0.99)

03/31/2020	10.89	0.38	0.64	1.02	(0.52)	0.00	0.00	(0.52)

PIMCO Municipal Portfolio

04/01/2024 - 09/30/2024+	$6.10	$0.12	$0.06	$0.18	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2024	6.09	0.23	0.01	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2023	6.48	0.23	(0.40)	(0.17)	(0.22)	0.00	0.00	(0.22)

03/31/2022	6.97	0.21	(0.48)	(0.27)	(0.20)	(0.02)	0.00	(0.22)

03/31/2021	6.96	0.23	0.19	0.42	(0.27)	(0.14)	0.00	(0.41)

03/31/2020	6.98	0.26	0.13	0.39	(0.26)	(0.15)	0.00	(0.41)

PIMCO Real Return Portfolio

04/01/2024 - 09/30/2024+	$11.88	$0.34	$0.45	$0.79	$(0.39)	$0.00	$0.00	$(0.39)

03/31/2024	12.70	0.39	(0.79)	(0.40)	(0.42)	0.00	0.00	(0.42)

03/31/2023~	17.04	1.04	(3.15)	(2.11)	(1.57)	(0.66)	0.00	(2.23)

03/31/2022~	23.88	2.19	0.12	2.31	(1.89)	(7.26)	0.00	(9.15)

03/31/2021~	25.08	0.66	3.06	3.72	(2.64)	(2.28)	0.00	(4.92)

03/31/2020~	23.04	0.63	1.83	2.46	(0.42)	0.00	0.00	(0.42)

PIMCO Sector Fund Series - AM

07/19/2024 - 09/30/2024+	$10.00	$0.09	$0.31	$0.40	$0.00	$0.00	$0.00	$0.00

PIMCO Sector Fund Series - H

04/01/2024 - 09/30/2024+	$10.10	$0.33	$0.27	$0.60	$(0.27)	$0.00	$0.00	$(0.27)

02/22/2024 - 03/31/2024	10.00	0.07	0.03	0.10	0.00	0.00	0.00	0.00

PIMCO Sector Fund Series - I

04/01/2024 - 09/30/2024+	$9.85	$0.26	$0.35	$0.61	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2024	9.74	0.52	(0.02)	0.50	(0.39)	0.00	0.00	(0.39)

06/02/2022 - 03/31/2023	10.00	0.37	(0.39)	(0.02)	(0.24)	0.00	0.00	(0.24)

PIMCO Short-Term Portfolio

04/01/2024 - 09/30/2024+	$8.90	$0.24	$0.14	$0.38	$(0.32)	$0.00	$0.00	$(0.32)

03/31/2024	8.75	0.39	0.33	0.72	(0.57)	0.00	0.00	(0.57)

03/31/2023	9.11	0.27	(0.32)	(0.05)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.43	0.19	(0.33)	(0.14)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.06	0.19	0.45	0.64	(0.27)	0.00	0.00	(0.27)

03/31/2020	9.47	0.30	(0.36)	(0.06)	(0.35)	0.00	0.00	(0.35)

PIMCO Short-Term Floating NAV Portfolio II

04/01/2024 - 09/30/2024+	$10.01	$0.27	$0.01	$0.28	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2024	10.01	0.53	0.00	0.53	(0.53)	0.00	0.00	(0.53)

03/31/2023	10.01	0.27	0.01	0.28	(0.28)	0.00	0.00	(0.28)

03/31/2022	10.01	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.96	0.03	0.05	0.08	(0.03)	0.00	0.00	(0.03)

03/31/2020	10.01	0.21	(0.04)	0.17	(0.22)	0.00	0.00	(0.22)

PIMCO U.S. Government and Short-Term Investments Portfolio

04/01/2024 - 09/30/2024+	$6.25	$0.11	$0.39	$0.50	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2024	6.70	0.18	(0.45)	(0.27)	(0.18)	0.00	0.00	(0.18)

03/31/2023	8.21	0.17	(1.50)	(1.33)	(0.18)	0.00	0.00	(0.18)

03/31/2022	9.06	0.23	(0.87)	(0.64)	(0.19)	(0.02)	0.00	(0.21)

03/31/2021	12.10	0.27	(1.41)	(1.14)	(0.23)	(1.67)	0.00	(1.90)

03/31/2020	9.30	0.25	2.87	3.12	(0.22)	(0.10)	0.00	(0.32)

8	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.35	7.47%	$1,268,432	0.26	%*	0.26	%*	0.05	%*	0.05	%*	4.43	%*	913%

7.93	1.03	1,399,256	0.52		0.52		0.05		0.05		4.31		1,483

8.24	(11.12)	1,368,313	0.62		0.62		0.05		0.05		3.62		1,297

9.75	(8.17)	1,406,044	0.06		0.06		0.05		0.05		2.61		966

11.00	5.31	1,504,263	0.09		0.09		0.05		0.05		2.48		1,143

11.39	9.58	2,092,924	0.60		0.60		0.05		0.05		3.46		1,294

$6.17	3.01%	$109,169	0.05	%*	0.05	%*	0.05	%*	0.05	%*	3.98	%*	8%

6.10	4.08	119,336	0.05		0.05		0.05		0.05		3.87		35

6.09	(2.45)	111,612	0.05		0.05		0.05		0.05		3.68		21

6.48	(3.94)	136,326	0.05		0.05		0.05		0.05		3.00		12

6.97	6.08	143,819	0.05		0.05		0.05		0.05		3.24		7

6.96	5.62	164,094	0.05		0.05		0.05		0.05		3.56		37

$12.28	6.79%	$485,528	4.35	%*	4.35	%*	0.05	%*	0.05	%*	5.75	%*	12%

11.88	(3.15)	362,090	4.33		4.33		0.05		0.05		3.31		13

12.70	(12.70)	156,177	2.69		2.69		0.05		0.05		7.74		102

17.04	8.35	57,769	0.11		0.11		0.05		0.05		9.91		34

23.88	14.90	54,516	0.39		0.39		0.05		0.05		2.48		134

25.08	10.80	667,009	1.32		1.32		0.05		0.05		2.56		35

$10.40	4.00%	$27,305	3.79	%*	3.84	%*	0.00	%*	0.05	%*	4.76	%*	246%

$10.43	6.04%	$35,027	0.09	%*	0.14	%*	0.00	%*	0.05	%*	6.44	%*	20%

10.10	1.00	33,028	0.06	*	0.11	*	0.00	*	0.05	*	6.26	*	3

$10.25	6.24%	$1,913,300	0.60	%*	0.65	%*	0.00	%*	0.05	%*	5.27	%*	133%

9.85	5.24	1,251,571	0.29		0.34		0.00		0.05		5.40		81

9.74	(0.14)	150,411	0.01	*	0.06	*	0.00	*	0.05	*	4.66	*	36

$8.96	4.27%	$166,911	0.20	%*	0.20	%*	0.05	%*	0.05	%*	5.24	%*	409%

8.90	8.44	198,558	0.68		0.68		0.05		0.05		4.43		784

8.75	(0.52)	215,073	0.25		0.25		0.05		0.05		3.01		626

9.11	(1.50)	345,957	0.05		0.05		0.05		0.05		1.99		604

9.43	7.07	415,981	0.05		0.05		0.05		0.05		2.03		487

9.06	(0.71)	503,078	0.05		0.05		0.05		0.05		3.15		381

$10.02	2.85%	$8,504,367	0.05	%*	0.05	%*	0.05	%*	0.05	%*	5.40	%*	50%

10.01	5.49	7,428,700	0.06		0.06		0.05		0.05		5.30		110

10.01	2.81	13,096,392	0.08		0.08		0.05		0.05		2.73		68

10.01	0.04	15,196,560	0.05		0.05		0.05		0.05		0.10		96

10.01	0.88	14,025,137	0.05		0.05		0.05		0.05		0.27		68

9.96	1.64	6,301,118	0.05		0.05		0.05		0.05		2.13		70

$6.67	8.05%	$1,267,329	0.35	%*	0.35	%*	0.05	%*	0.05	%*	3.46	%*	9%

6.25	(4.07)	1,784,051	0.67		0.67		0.05		0.05		2.96		24

6.70	(16.12)	1,507,329	0.93		0.93		0.05		0.05		2.39		23

8.21	(7.36)	1,961,097	0.06		0.06		0.05		0.05		2.43		10

9.06	(11.08)	2,086,074	0.06		0.06		0.05		0.05		2.35		30

12.10	34.23	2,768,092	0.42		0.42		0.05		0.05		2.40		28

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO International Portfolio (Consolidated)

04/01/2024 - 09/30/2024+	$6.13	$0.12	$0.19	$0.31	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2024	5.79	0.29	0.05	0.34	0.00	0.00	0.00	0.00

03/31/2023	5.64	0.14	0.15	0.29	(0.14)	0.00	0.00	(0.14)

03/31/2022	5.67	0.02	(0.05)	(0.03)	0.00	0.00	0.00	0.00

03/31/2021	5.43	0.00	0.24	0.24	0.00	0.00	0.00	0.00

03/31/2020	6.43	0.02	(0.84)	(0.82)	(0.18)	0.00	0.00	(0.18)

PIMCO Short Asset Portfolio (Consolidated)

04/01/2024 - 09/30/2024+	$9.74	$0.25	$0.04	$0.29	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2024	9.60	0.48	0.18	0.66	(0.45)	0.00	(0.07)	(0.52)

03/31/2023	9.86	0.26	(0.02)	0.24	(0.49)	0.00	(0.01)	(0.50)

03/31/2022	10.03	0.09	(0.16)	(0.07)	(0.10)	0.00	0.00	(0.10)

03/31/2021	9.71	0.13	0.32	0.45	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.95	0.26	(0.23)	0.03	(0.27)	0.00	0.00	(0.27)

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

04/01/2024 - 09/30/2024+	$9.73	$0.26	$0.02	$0.28	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2024	9.72	0.43	0.10	0.53	(0.52)	0.00	0.00	(0.52)

03/31/2023	9.71	0.24	0.04	0.28	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.86	0.01	0.00	0.01	(0.16)	0.00	0.00	(0.16)

03/31/2021	9.82	0.03	0.04	0.07	(0.03)	0.00	0.00	(0.03)

03/31/2020	9.89	0.19	(0.04)	0.15	(0.22)	0.00	0.00	(0.22)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios. Additionally, excludes initial sales charges and contingent deferred sales charges.

10	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.36	5.07%	$532,900	0.18	%*	0.18	%*	0.12	%*	0.12	%*	3.81	%*	32%

6.13	5.87	574,377	0.14		0.14		0.12		0.12		4.89		6

5.79	5.12	521,621	0.16		0.16		0.12		0.12		2.45		0

5.64	(0.53)	537,322	0.12		0.12		0.12		0.12		0.39		0

5.67	4.42	528,273	0.12		0.12		0.12		0.12		0.07		20

5.43	(12.93)	524,490	0.16		0.16		0.12		0.12		0.31		72

$9.76	3.01%	$5,255,115	0.00	%*	0.00	%*	0.00	%*	0.00	%*	5.10	%*	19%

9.74	7.04	5,235,359	0.00		0.00		0.00		0.00		4.97		55

9.60	2.48	4,622,405	0.00		0.00		0.00		0.00		2.62		21

9.86	(0.74)	5,423,395	0.00		0.00		0.00		0.00		0.92		112

10.03	4.67	8,215,974	0.00		0.00		0.00		0.00		1.30		52

9.71	0.24	10,305,320	0.01		0.01		0.00		0.00		2.63		74

$9.74	2.87%	$13,064,315	0.00	%*	0.00	%*	0.00	%*	0.00	%*	5.34	%*	40%

9.73	5.59	14,627,120	0.00		0.00		0.00		0.00		4.49		104

9.72	2.96	11,460,092	0.00		0.00		0.00		0.00		2.47		74

9.71	0.15	11,834,353	0.00		0.00		0.00		0.00		0.13		51

9.86	0.74	22,775,705	0.00		0.00		0.00		0.00		0.26		80

9.82	1.52	16,363,421	0.00		0.00		0.00		0.00		1.92		233

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:

Investments, at value
Investments in securities*	$10,617,522	$400,704	$137,484	$3,422,535	$36,475,063	$2,206,712	$3,725,551
Investments in Affiliates	188,526	22,993	12,615	79,403	259,286	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	10,788	0	2	1,428	19,907	898	1,639
Over the counter	2	13,378	8	50	6,805	0	0
Cash	10,638	508	496	2,736	1,919	4,829	962
Deposits with counterparty	51,180	3,564	1,185	72,864	31,187	8,131	11,445
Foreign currency, at value	0	672	143	0	12,196	0	0
Receivable for investments sold	1,743	0	169	53,226	3,079,026	17,950	199
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	216	0	0
Receivable for TBA investments sold	4,049,679	0	0	413,013	6,780,256	29,903	749,506
Receivable for Portfolio shares sold	0	0	0	0	397	0	0
Interest and/or dividends receivable	30,835	5,917	1,912	32,534	356,874	12,478	23,388
Dividends receivable from Affiliates	716	103	37	86	816	0	0
Reimbursement receivable from PIMCO	3	0	0	2	15	1	2
Total Assets	14,961,632	447,839	154,051	4,077,877	47,023,963	2,280,902	4,512,692

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$85,834	$0	$0	$60,423	$8,159,456	$0	$0
Payable for sale-buyback transactions	0	0	0	0	0	0	0
Payable for short sales	28,436	0	0	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,171	123	59	274	15,281	1,063	1,439
Over the counter	3,197	12,599	11	291	9,591	0	0
Payable for investments purchased	18,416	0	3,463	7,180	33,711	97,298	108,000
Payable for investments in Affiliates purchased	749	107	39	97	826	0	0
Payable for TBA investments purchased	7,927,566	0	0	836,720	12,448,908	79,324	1,144,818
Payable for unfunded loan commitments	0	0	0	0	0	0	0
Deposits from counterparty	25,852	5,016	0	2,217	61,710	391	3,504
Payable for Portfolio shares redeemed	56,211	9,031	2,311	52,959	144,737	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	0	0	0	0	0	0	0
Accrued investment advisory fees	103	7	3	50	403	32	50
Accrued supervisory and administrative fees	154	33	4	75	605	48	75
Other liabilities	0	0	0	0	0	3	0
Total Liabilities	8,150,689	26,916	5,890	960,286	20,875,228	178,159	1,257,886

Commitments and Contingent Liabilities^

Net Assets	$6,810,943	$420,923	$148,161	$3,117,591	$26,148,735	$2,102,743	$3,254,806

Net Assets Consist of:

Paid in capital	$6,988,983	$467,254	$190,058	$3,365,847	$29,975,120	$2,150,430	$3,588,026
Distributable earnings (accumulated loss)	(178,040)	(46,331)	(41,897)	(248,256)	(3,826,385)	(47,687)	(333,220)

Net Assets	$6,810,943	$420,923	$148,161	$3,117,591	$26,148,735	$2,102,743	$3,254,806

Shares Issued and Outstanding	574,180	46,371	20,670	338,433	2,623,096	217,334	352,403

Net Asset Value Per Share Outstanding(a):	$11.86	$9.08	$7.17	$9.21	$9.97	$9.68	$9.24

Cost of investments in securities	$10,768,053	$416,115	$140,075	$3,446,851	$38,935,671	$2,190,921	$3,703,036
Cost of investments in Affiliates	$188,494	$22,963	$16,557	$79,403	$259,278	$0	$0
Cost of foreign currency held	$0	$670	$143	$0	$12,900	$0	$0
Proceeds received on short sales	$28,499	$0	$0	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$36,599	$(337)	$736	$5,040	$368,456	$(563)	$(2,797)

* Includes repurchase agreements of:	$0	$0	$0	$0	$0	$204,000	$201,200

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM	PIMCO Sector Fund Series - H	PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$5,320,422	$103,829	$864,873	$88,705	$30,187	$2,442,620	$256,647	$10,406,440	$1,396,945
5,698	8,985	1,087	1,583	4,500	30,883	4,363	0	346

8,530	0	48	21	1	1,375	674	0	9,928
1,025	0	0	23	0	336	0	0	0
587	515	524	0	129	298	0	15,522	594
43,334	0	802	281	514	7,209	5,204	59,174	1,424
0	0	96	0	3	1,117	0	0	0
138	0	18,575	200	300	258,546	32,132	0	124,285
0	0	21	0	0	15	0	0	0
8,015,573	0	0	34,020	0	587,325	171,106	0	41,410
0	0	0	0	0	13,922	0	0	0
5,823	1,098	1,794	271	448	25,697	760	24,533	11,833
351	43	8	8	15	12	10	0	47
1	0	0	4	1	73	0	4	1
13,401,482	114,470	887,828	125,116	36,098	3,369,428	470,896	10,505,673	1,586,813

$29,204	$0	$390,913	$41,529	$0	$557,392	$11,678	$0	$236,967
0	0	0	0	0	66,018	0	0	0
856,769	0	0	33,992	0	2,095	10,489	0	19,294

5,547	0	117	3	5	253	301	0	11,582
1,576	0	0	50	1	610	60	0	0
0	2,790	0	19,276	1,028	16,369	3,226	1,981,263	0
356	44	8	8	15	13	12	0	48
11,164,057	0	0	2,730	0	802,970	261,553	0	22,302
0	0	0	0	20	0	0	0	0
47,466	0	8	0	0	3,146	1,516	10,406	0
28,024	2,463	11,235	0	0	7,189	10,595	9,243	29,234
0	0	0	0	0	0	0	78	0
0	0	0	218	0	0	4,547	0	0
20	2	8	2	1	29	3	126	23
31	2	11	3	1	44	5	190	34
0	0	0	0	0	0	0	0	0
12,133,050	5,301	402,300	97,811	1,071	1,456,128	303,985	2,001,306	319,484

$1,268,432	$109,169	$485,528	$27,305	$35,027	$1,913,300	$166,911	$8,504,367	$1,267,329

$1,611,822	$114,377	$527,814	$25,375	$33,601	$1,822,859	$256,064	$8,499,669	$2,092,914
(343,390)	(5,208)	(42,286)	1,930	1,426	90,441	(89,153)	4,698	(825,585)

$1,268,432	$109,169	$485,528	$27,305	$35,027	$1,913,300	$166,911	$8,504,367	$1,267,329

151,837	17,692	39,554	2,624	3,357	186,665	18,620	848,851	189,977

$8.35	$6.17	$12.28	$10.40	$10.43	$10.25	$8.96	$10.02	$6.67

$5,414,865	$102,715	$864,670	$87,194	$29,401	$2,371,478	$265,546	$10,401,292	$1,711,022
$5,697	$8,979	$1,087	$1,583	$4,497	$30,883	$4,363	$0	$346
$0	$0	$94	$0	$3	$1,115	$0	$0	$0
$858,162	$0	$0	$34,020	$0	$1,861	$10,562	$0	$19,348
$7,709	$0	$(17)	$(19)	$312	$13,133	$3,141	$0	$11,417

$0	$0	$1,556	$199	$0	$0	$0	$8,608,821	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Consolidated Statements of Assets and Liabilities	September 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:

Investments, at value
Investments in securities*	$258,296	$5,666,732	$15,200,014
Investments in Affiliates	214,700	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,920	3,100	0
Over the counter	6,477	5,383	3,246
Cash	1,570	5,700	34,494
Deposits with counterparty	19,857	12,222	63,422
Foreign currency, at value	6,515	5,296	178
Receivable for investments sold	45,381	2,476	661
Interest and/or dividends receivable	1,525	38,892	36,088
Dividends receivable from Affiliates	629	0	0
Other assets	0	0	1
Total Assets	556,870	5,739,801	15,338,104

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$286,133	$0
Payable for short sales	0	175,357	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,665	297	0
Over the counter	6,539	10,990	12,129
Payable for investments purchased	0	11,605	2,235,155
Payable for investments in Affiliates purchased	658	0	0
Deposits from counterparty	991	304	26,205
Payable for Portfolio shares redeemed	13,069	0	300
Accrued investment advisory fees	8	0	0
Accrued supervisory and administrative fees	40	0	0
Total Liabilities	23,970	484,686	2,273,789

Commitments and Contingent Liabilities^

Net Assets	$532,900	$5,255,115	$13,064,315

Net Assets Consist of:

Paid in capital	$573,617	$5,512,835	$13,086,982
Distributable earnings (accumulated loss)	(40,717)	(257,720)	(22,667)

Net Assets	$532,900	$5,255,115	$13,064,315

Shares Issued and Outstanding	83,796	538,282	1,341,748

Net Asset Value Per Share Outstanding(a):	$6.36	$9.76	$9.74

Cost of investments in securities	$254,908	$5,679,100	$15,176,023
Cost of investments in Affiliates	$214,581	$0	$0
Cost of foreign currency held	$6,497	$5,315	$173
Proceeds received on short sales	$0	$171,819	$0
Cost or premiums of financial derivative instruments, net	$(61)	$3,111	$0

* Includes repurchase agreements of:	$9,000	$501,982	$11,568,715

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio

Investment Income:

Interest	$184,438	$10,658	$5,141	$79,396	$714,301	$52,333
Dividends	0	190	220	811	1,962	0
Dividends from Investments in Affiliates	5,666	2,068	282	788	6,679	0
Miscellaneous income	0	0	0	0	244	0
Total Income	190,104	12,916	5,643	80,995	723,186	52,333

Expenses:

Investment advisory fees	623	45	15	333	2,568	207
Supervisory and administrative fees	934	224	23	499	3,851	311
Trustee fees	14	1	1	9	68	5
Interest expense	2,564	217	38	1,434	111,483	9
Loan fee expense	0	0	12	0	0	0
Miscellaneous expense	15	1	0	7	62	5
Total Expenses	4,150	488	89	2,282	118,032	537
Waiver and/or Reimbursement by PIMCO	(15)	(1)	0	(9)	(67)	(5)
Net Expenses	4,135	487	89	2,273	117,965	532

Net Investment Income (Loss)	185,969	12,429	5,554	78,722	605,221	51,801

Net Realized Gain (Loss):

Investments in securities	71,687	(1,623)	408	(5,262)	(109,674)	(386)
Investments in Affiliates	137	24	1	33	190	0
Exchange-traded or centrally cleared financial derivative instruments	18,469	494	530	(9,704)	196,537	(2,148)
Over the counter financial derivative instruments	5,102	(6,027)	44	2,034	23,491	0
Short sales	71	0	1	51	57	0
Foreign currency	0	(748)	(30)	0	(3,029)	0

Net Realized Gain (Loss)	95,466	(7,880)	954	(12,848)	107,572	(2,534)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	87,154	14,459	3,274	107,362	1,352,085	35,209
Investments in Affiliates	32	35	15	2	8	0
Exchange-traded or centrally cleared financial derivative instruments	(91,171)	(3,506)	(149)	(2,461)	(189,377)	3,724
Over the counter financial derivative instruments	(2,907)	(6,144)	(56)	(36)	(8,930)	0
Short sales	(9)	0	0	(10)	(6)	0
Foreign currency assets and liabilities	0	506	7	0	(858)	0

Net Change in Unrealized Appreciation (Depreciation)	(6,901)	5,350	3,091	104,857	1,152,922	38,933

Net Increase (Decrease) in Net Assets Resulting from Operations	$274,534	$9,899	$9,599	$170,731	$1,865,715	$88,200

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Statements of Operations	(Cont.)

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM(a)	PIMCO Sector Fund Series - H(b)

Investment Income:

Interest	$74,808	$29,747	$2,174	$20,797	$625	$1,015
Dividends	0	0	0	0	0	6
Dividends from Investments in Affiliates	0	1,274	161	95	82	82
Miscellaneous income	0	0	0	0	0	1
Total Income	74,808	31,021	2,335	20,892	707	1,104

Expenses:

Investment advisory fees	319	132	12	41	2	3
Supervisory and administrative fees	479	199	17	62	3	5
Trustee fees	9	4	0	1	0	0
Interest expense	120	1,390	0	8,896	313	16
Loan fee expense	0	0	0	0	0	0
Miscellaneous expense	8	5	0	1	0	0
Total Expenses	935	1,730	29	9,001	318	24
Waiver and/or Reimbursement by PIMCO	(8)	(4)	0	(1)	(4)	(8)
Net Expenses	927	1,726	29	9,000	314	16

Net Investment Income (Loss)	73,881	29,295	2,306	11,892	393	1,088

Net Realized Gain (Loss):

Investments in securities	13,959	50,701	(182)	(3,730)	220	5
Investments in Affiliates	0	56	4	14	1	0
Exchange-traded or centrally cleared financial derivative instruments	10,359	(29,273)	0	472	(23)	173
Over the counter financial derivative instruments	0	4,958	0	223	5	(3)
Short sales	0	0	0	0	0	4
Foreign currency	0	0	0	2	0	2

Net Realized Gain (Loss)	24,318	26,442	(178)	(3,019)	203	181

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	78,900	40,875	1,303	19,911	1,540	730
Investments in Affiliates	0	3	5	0	0	3
Exchange-traded or centrally cleared financial derivative instruments	(1,971)	(1,772)	0	(7)	(170)	(1)
Over the counter financial derivative instruments	0	(3,384)	0	(223)	(36)	(2)
Short sales	0	0	0	0	0	0
Foreign currency assets and liabilities	0	0	0	4	0	0

Net Change in Unrealized Appreciation (Depreciation)	76,929	35,722	1,308	19,685	1,334	730

Net Increase (Decrease) in Net Assets Resulting from Operations	$175,128	$91,459	$3,436	$28,558	$1,930	$1,999

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Portfolio was July 19, 2024.
(b)	Inception date of the Portfolio was February 22, 2024.

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$45,227	$5,223	$209,479	$30,727
0	0	0	0
201	119	0	699
0	0	0	0
45,428	5,342	209,479	31,426

154	20	766	165
231	29	1,149	247
3	1	23	5
4,663	149	89	2,498
0	0	0	0
0	0	19	4
5,051	199	2,046	2,919
(385)	(1)	(23)	(5)
4,666	198	2,023	2,914

40,762	5,144	207,456	28,512

11,800	2,285	666	(80,003)
26	3	0	56
(161)	2,058	0	30,763
(839)	240	0	0
28	0	0	0
(101)	0	0	(1)

10,753	4,586	666	(49,185)

57,329	4,220	3,338	146,920
0	1	0	1
(4,452)	(5,466)	0	4,852
(234)	(136)	0	0
(201)	0	0	0
24	0	0	0

52,466	(1,381)	3,338	151,773

$103,981	$8,349	$211,460	$131,100

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Consolidated Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:

Interest	$8,739	$136,470	$368,376
Dividends from Investments in Affiliates	2,614	0	0
Total Income	11,353	136,470	368,376

Expenses:

Investment advisory fees	57	0	0
Supervisory and administrative fees	284	0	0
Trustee fees	1	0	0
Interest expense	174	34	0
Legal expense	0	0	1
Miscellaneous expense	4	1	1
Total Expenses	520	35	2
Waiver and/or Reimbursement by PIMCO	(1)	0	0
Net Expenses	519	35	2

Net Investment Income (Loss)	10,834	136,435	368,374

Net Realized Gain (Loss):

Investments in securities	1,779	(1,028)	(39,072)
Investments in Affiliates	(3)	0	0
Exchange-traded or centrally cleared financial derivative instruments	22,697	(8,954)	0
Over the counter financial derivative instruments	(531)	(11,484)	60,347
Short sales	0	63	0
Foreign currency	(385)	(91)	(2,402)

Net Realized Gain (Loss)	23,557	(21,494)	18,873

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	10,284	63,781	60,760
Investments in Affiliates	129	0	0
Exchange-traded or centrally cleared financial derivative instruments	(14,153)	(7,453)	0
Over the counter financial derivative instruments	(2,031)	(9,940)	(60,678)
Short sales	0	(2,271)	0
Foreign currency assets and liabilities	(748)	27	166

Net Change in Unrealized Appreciation (Depreciation)	(6,519)	44,144	248

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,872	$159,085	$387,495

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO ABS and Short-Term Investments Portfolio		PIMCO EM Bond and Short-Term Investments Portfolio		PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$185,969	$268,355	$12,429	$23,016	$5,554	$11,951
Net realized gain (loss)	95,466	(44,051)	(7,880)	(9,672)	954	(40,209)
Net change in unrealized appreciation (depreciation)	(6,901)	111,584	5,350	24,257	3,091	44,114

Net Increase (Decrease) in Net Assets Resulting from Operations	274,534	335,888	9,899	37,601	9,599	15,856

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(160,006)	(278,206)	0	(23,501)	(5,200)	(13,565)

Total Distributions(a)	(160,006)	(278,206)	0	(23,501)	(5,200)	(13,565)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	1,058,434	1,310,995	(54,113)	27,801	(10,762)	(18,116)

Total Increase (Decrease) in Net Assets	1,172,962	1,368,677	(44,214)	41,901	(6,363)	(15,825)

Net Assets:

Beginning of period	5,637,981	4,269,304	465,137	423,236	154,524	170,349
End of period	$6,810,943	$5,637,981	$420,923	$465,137	$148,161	$154,524

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Statements of Changes in Net Assets	(Cont.)

	PIMCO Investment Grade Credit Bond Portfolio		PIMCO Long Duration Credit Bond Portfolio		PIMCO Low Duration Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$78,722	$145,896	$605,221	$1,170,724	$51,801	$98,314
Net realized gain (loss)	(12,848)	(34,586)	107,572	(894,601)	(2,534)	(15,260)
Net change in unrealized appreciation (depreciation)	104,857	112,611	1,152,922	559,908	38,933	12,549

Net Increase (Decrease) in Net Assets Resulting from Operations	170,731	223,921	1,865,715	836,031	88,200	95,603

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(60,002)	(137,707)	(575,027)	(1,203,051)	(43,751)	(99,854)

Total Distributions(a)	(60,002)	(137,707)	(575,027)	(1,203,051)	(43,751)	(99,854)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(463,456)	133,491	(748,517)	(118,250)	(25,516)	(119,234)

Total Increase (Decrease) in Net Assets	(352,727)	219,705	542,171	(485,270)	18,933	(123,485)

Net Assets:

Beginning of period	3,470,318	3,250,613	25,606,564	26,091,834	2,083,810	2,207,295
End of period	$3,117,591	$3,470,318	$26,148,735	$25,606,564	$2,102,743	$2,083,810

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Moderate Duration Portfolio		PIMCO Mortgage and Short-Term Investments Portfolio		PIMCO Municipal Portfolio		PIMCO Real Return Portfolio

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$73,881	$137,686	$29,295	$57,521	$2,306	$4,358	$11,892	$8,825
24,318	(127,438)	26,442	(11,116)	(178)	(3,565)	(3,019)	(359)
76,929	91,069	35,722	(31,909)	1,308	3,757	19,685	(13,706)

175,128	101,317	91,459	14,496	3,436	4,550	28,558	(5,240)

(65,504)	(138,005)	(27,002)	(66,302)	(2,100)	(4,400)	(13,250)	(9,300)

(65,504)	(138,005)	(27,002)	(66,302)	(2,100)	(4,400)	(13,250)	(9,300)

(38,682)	23,299	(195,281)	82,749	(11,503)	7,574	108,130	220,453

70,942	(13,389)	(130,824)	30,943	(10,167)	7,724	123,438	205,913

3,183,864	3,197,253	1,399,256	1,368,313	119,336	111,612	362,090	156,177
$3,254,806	$3,183,864	$1,268,432	$1,399,256	$109,169	$119,336	$485,528	$362,090

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Statements of Changes in Net Assets	(Cont.)

	PIMCO Sector Fund Series - AM	PIMCO Sector Fund Series - H		PIMCO Sector Fund Series - I

(Amounts in thousands†)	Inception date through September 30, 2024 (Unaudited)(b)	Six Months Ended September 30, 2024 (Unaudited)	Inception date through March 31, 2024(c)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$393	$1,088	$200	$40,762	$32,409
Net realized gain (loss)	203	181	19	10,753	900
Net change in unrealized appreciation (depreciation)	1,334	730	108	52,466	15,256

Net Increase (Decrease) in Net Assets Resulting from Operations	1,930	1,999	327	103,981	48,565

Distributions to Shareholders:

From net investment income and/or net realized capital gains	0	(900)	0	(34,002)	(27,302)

Total Distributions(a)	0	(900)	0	(34,002)	(27,302)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	25,375	900	32,701	591,750	1,079,897

Total Increase (Decrease) in Net Assets	27,305	1,999	33,028	661,729	1,101,160

Net Assets:

Beginning of period	0	33,028	0	1,251,571	150,411
End of period	$27,305	$35,027	$33,028	$1,913,300	$1,251,571

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Portfolio was July 19, 2024.
(c)	Inception date of the Portfolio was February 22, 2024.

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government and Short-Term Investments Portfolio

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$5,144	$9,049	$207,456	$534,216	$28,512	$50,539
4,586	711	666	2,149	(49,185)	(29,681)
(1,381)	6,865	3,338	7,426	151,773	(102,373)

8,349	16,625	211,460	543,791	131,100	(81,515)

(6,850)	(12,901)	(208,330)	(536,119)	(21,001)	(48,854)

(6,850)	(12,901)	(208,330)	(536,119)	(21,001)	(48,854)

(33,146)	(20,239)	1,072,537	(5,675,364)	(626,821)	407,091

(31,647)	(16,515)	1,075,667	(5,667,692)	(516,722)	276,722

198,558	215,073	7,428,700	13,096,392	1,784,051	1,507,329
$166,911	$198,558	$8,504,367	$7,428,700	$1,267,329	$1,784,051

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short Asset Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$10,834	$26,552	$136,435	$239,865	$368,374	$651,228
Net realized gain (loss)	23,557	(31,154)	(21,494)	(14,756)	18,873	142,170
Net change in unrealized appreciation (depreciation)	(6,519)	35,357	44,144	104,042	248	6,959

Net Increase (Decrease) in Net Assets Resulting from Operations	27,872	30,755	159,085	329,151	387,495	800,357

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(7,101)	0	(146,334)	(222,008)	(375,064)	(792,958)
Tax basis return of capital	0	0	0	(37,095)	0	0

Total Distributions(a)	(7,101)	0	(146,334)	(259,103)	(375,064)	(792,958)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(62,248)	22,001	7,005	542,906	(1,575,236)	3,159,629

Total Increase (Decrease) in Net Assets	(41,477)	52,756	19,756	612,954	(1,562,805)	3,167,028

Net Assets:

Beginning of period	574,377	521,621	5,235,359	4,622,405	14,627,120	11,460,092
End of period	$532,900	$574,377	$5,255,115	$5,235,359	$13,064,315	$14,627,120

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Real Return Portfolio	PIMCO Sector Fund Series – AM(a)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$28,558	$1,930

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(291,217)	(277,040)
Proceeds from sales of long-term securities	90,367	190,259
(Purchases) Proceeds from sales of short-term portfolio investments, net	4,152	(1,781)
(Increase) decrease in deposits with counterparty	(183)	(281)
(Increase) decrease in receivable for investments sold	(18,514)	(34,220)
(Increase) decrease in interest and/or dividends receivable	(625)	(271)
(Increase) decrease in dividends receivable from Affiliates	12	(8)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	533	(211)
Proceeds from (Payments on) over the counter financial derivative instruments	0	(4)
(Increase) decrease in reimbursement receivable from PIMCO	1	(4)
Increase (decrease) in payable for investments purchased	(16)	22,014
Increase (decrease) in deposits from counterparty	(921)	0
Increase (decrease) in accrued investment advisory fees	2	2
Increase (decrease) in accrued supervisory and administrative fees	2	3
Proceeds from (Payments on) short sales transactions, net	0	34,020
Proceeds from (Payments on) foreign currency transactions	6	0
Net Realized (Gain) Loss
Investments in securities	3,730	(220)
Investments in Affiliates	(14)	(1)
Exchange-traded or centrally cleared financial derivative instruments	(472)	23
Over the counter financial derivative instruments	(223)	(5)
Foreign currency	(2)	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(19,911)	(1,540)
Exchange-traded or centrally cleared financial derivative instruments	7	170
Over the counter financial derivative instruments	223	36
Foreign currency assets and liabilities	(4)	0
Net amortization (accretion) on investments	(3,494)	7

Net Cash Provided by (Used for) Operating Activities	(208,003)	(67,122)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	161,179	54,491
Payments on shares redeemed	(54,734)	(29,116)
Increase (decrease) in overdraft due to custodian	0	218
Cash distributions paid*	(330)	0
Proceeds from reverse repurchase agreements	6,521,568	132,895
Payments on reverse repurchase agreements	(6,419,073)	(91,366)
Proceeds from sale-buyback transactions	20,954	0
Payments on sale-buyback transactions	(20,954)	0

Net Cash Received from (Used for) Financing Activities	208,610	67,122

Net Increase (Decrease) in Cash and Foreign Currency	607	0

Cash and Foreign Currency:

Beginning of period	13	0
End of period	$620	$0

* Reinvestment of distributions	$12,920	$0

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$8,942	$255

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

(a)	Inception date of the Portfolio was July 19, 2024.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.9%

CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.3%

Ambac Assurance Corp.
5.100% due 12/31/2099 (f)	$43	$60

Preferred Term Securities Ltd.
5.297% (TSFR3M + 0.350%) due 03/22/2038 ~	17,528	16,652
6.462% (TSFR3M + 1.122%) due 07/03/2033 ~	325	325

		17,037

INDUSTRIALS 0.0%

CVS Pass-Through Trust
5.880% due 01/10/2028	489	487

Times Square Hotel Trust
8.528% due 08/01/2026	1,370	1,377

		1,864

Total Corporate Bonds & Notes (Cost $18,794)		18,901

U.S. GOVERNMENT AGENCIES 63.4%

Fannie Mae
0.605% due 11/25/2049 •(a)	497	79
4.000% due 11/25/2033 - 01/01/2059	239	233
4.741% due 05/01/2036 •	2	2
5.000% due 11/25/2032	433	435
5.500% due 09/25/2035	2,183	2,270
5.515% due 08/25/2031 •	28	27
5.600% due 11/01/2034 •	1	1
5.673% due 01/01/2035 •	3	3
5.707% due 07/25/2037 •	434	424
5.732% due 02/01/2035 •	1	1
5.780% due 03/25/2036 •	7	6
5.958% due 12/01/2036 •	2	2
6.045% due 11/25/2031 •	12	12
6.056% due 11/18/2031 •	1	1
6.060% due 03/01/2035 •	4	4
6.062% due 10/01/2034 •	2	2
6.073% due 01/01/2037 •	3	3
6.076% due 12/01/2036 •	3	3
6.117% due 02/01/2035 •	2	2
6.173% due 12/01/2035 •	2	2
6.198% due 04/01/2036 •	7	7
6.245% due 09/01/2030 •	3	3
6.247% due 10/01/2032 •	4	4
6.260% due 11/01/2032 •	7	7
6.285% due 11/01/2034 •	5	5
6.305% due 03/01/2035 •	2	2
6.319% due 03/01/2033 •	1	1
6.363% due 03/01/2044 - 10/01/2044 •	15	16
6.375% due 03/01/2029 •	3	3
6.395% due 04/25/2032 •	1	2
6.445% due 03/01/2035 •	3	3
6.449% due 06/01/2033 •	3	3
6.500% due 06/25/2028	3	3
6.500% due 04/01/2032 •	4	4
6.563% due 10/01/2040 •	7	7
6.722% due 07/01/2033 •	2	2
6.744% due 09/01/2033 •	11	11
6.750% due 07/01/2033 •	1	1
6.811% due 09/01/2033 •	3	3
6.853% due 11/01/2035 •	1	1
6.866% due 05/01/2034 •	8	8
6.953% due 05/01/2036 •	4	4
6.995% due 04/01/2034 •	1	1
7.000% due 07/25/2042	3	3
7.008% due 04/01/2033 •	3	3
7.059% due 02/01/2033 •	8	8
7.315% due 07/01/2035 •	2	2
7.367% due 04/01/2036 •	1	1
7.465% due 05/01/2033 •	7	7
7.500% due 09/01/2033 •	5	5
7.834% due 06/01/2033 •	48	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 01/25/2025 - 11/01/2030	$2	$2

Freddie Mac
0.636% due 01/25/2034 ~(a)	86,003	2,738
0.928% due 03/25/2034 ~(a)	67,349	3,403
3.000% due 09/01/2046 - 03/01/2048	9,956	9,137
3.500% due 07/01/2046 - 02/01/2048	122	115
4.000% due 10/15/2033	14	13
5.000% due 02/15/2036	84	87
5.229% due 08/25/2031 •	21	21
5.500% due 05/15/2036	6	7
5.707% due 10/15/2032 •	2	2
5.807% due 12/15/2029 •	3	3
5.907% due 12/15/2031 •	1	1
5.927% due 01/01/2035 •	2	2
5.945% due 08/01/2031 •	5	5
5.987% due 01/01/2035 •	4	4
6.007% due 08/15/2031 •	3	3
6.032% due 02/01/2035 •	3	3
6.215% due 09/01/2028 •	1	1
6.238% due 02/01/2035 •	7	7
6.323% due 10/25/2044 - 02/25/2045 •	940	852
6.355% due 12/01/2033 •	11	11
6.362% due 11/01/2034 •	1	1
6.375% due 11/01/2034 •	8	8
6.386% due 03/01/2028 •	1	1
6.425% due 10/01/2034 •	5	5
6.460% due 03/01/2034 •	4	5
6.482% due 02/01/2035 •	6	7
6.500% due 07/25/2043	243	254
6.520% due 02/01/2036 •	1	1
6.523% due 07/25/2044 •	192	184
6.583% due 04/01/2032 •	17	18
6.598% due 04/01/2033 •	1	1
6.655% due 03/01/2032 •	10	10
6.797% due 04/01/2034 •	3	3
6.831% due 09/01/2033 •	6	6
6.914% due 09/01/2035 •	2	2
6.984% due 01/01/2035 •	2	2
7.000% due 06/15/2029	2	3
7.500% due 01/15/2031	1	1
7.590% due 09/01/2035 •	1	1
7.617% due 07/01/2037 •	1	1

Ginnie Mae
3.000% due 10/20/2051 - 12/20/2052	4,841	4,419
3.500% due 05/20/2052	297	280
3.625% due 07/20/2029 - 09/20/2033 •	15	15
3.750% (H15T1Y + 1.500%) due 10/20/2026	2	2
3.750% due 12/20/2027 - 10/20/2033 •	8	8
4.000% due 07/20/2030 •	10	10
4.500% due 07/20/2040 - 12/20/2053	7,605	7,569
4.625% due 01/20/2027 - 02/20/2030 •	8	8
4.875% due 05/20/2030 - 05/20/2032 •	12	12
5.000% due 05/20/2030 •	5	5
5.767% due 03/20/2068 •	1,297	1,291
5.795% due 01/20/2072 •	379	377
5.807% due 12/20/2062 •	830	827
5.817% due 10/20/2062 •	707	705
5.917% due 02/20/2061 •	87	87
6.117% due 02/20/2070 •	343	343
6.217% due 09/20/2063 - 02/20/2067 •	930	930
6.467% due 12/20/2066 •	1,094	1,099

Ginnie Mae, TBA
2.000% due 11/01/2054	3,000	2,548
2.500% due 11/01/2054	3,600	3,177
3.000% due 11/01/2054	17,300	15,792
3.500% due 10/01/2054	57,000	53,557
4.000% due 10/01/2054	6,200	5,995
5.000% due 11/01/2054	2,500	2,503
5.500% due 11/01/2054	10,800	10,904

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 05/01/2052	$12,924	$11,858
3.500% due 03/01/2040 - 02/01/2050	17,952	16,954
4.000% due 08/01/2038 - 11/01/2052	63,539	61,405
4.500% due 07/01/2052 - 04/01/2053	72,871	71,756
5.000% due 06/01/2053 - 07/01/2054	1,349	1,348
5.500% due 11/01/2052 - 05/01/2053	59,063	59,830
5.500% due 01/01/2053 (g)	7,048	7,133
6.000% due 12/01/2052 - 02/01/2054	9,042	9,252
6.500% due 04/01/2053 - 03/01/2054	11,787	12,159
6.500% due 12/01/2053 (g)	102,486	105,729
8.500% due 04/01/2030 - 06/01/2030	3	4

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2039 - 11/01/2054	30,300	26,254
3.000% due 10/01/2039 - 11/01/2054	131,440	121,938
3.500% due 11/01/2054	85,371	79,571
4.000% due 10/01/2054 - 11/01/2054	270,068	259,574
5.000% due 11/01/2054	630,235	629,964
5.500% due 10/01/2054 - 11/01/2054	623,200	630,465
6.000% due 11/01/2054	1,006,910	1,029,130
6.500% due 10/01/2054 - 11/01/2054	913,300	941,524
7.000% due 10/01/2054	109,150	113,404

Total U.S. Government Agencies (Cost $4,318,925)		4,322,337

U.S. TREASURY OBLIGATIONS 1.4%

U.S. Treasury Bonds
4.000% due 11/15/2042 (i)(k)	49,800	49,022
4.000% due 11/15/2052 (i)(k)	37,800	36,793

U.S. Treasury Notes
2.375% due 05/15/2029 (i)(k)	8,900	8,449

Total U.S. Treasury Obligations (Cost $100,346)		94,264

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.1%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	4,050	3,974

225 Liberty Street Trust
3.597% due 02/10/2036	2,000	1,896

280 Park Avenue Mortgage Trust
6.298% due 09/15/2034 •	1,400	1,367

Adjustable Rate Mortgage Trust
5.509% due 11/25/2035 •	18	18
5.529% due 11/25/2035 •	220	215
5.529% due 08/25/2036 •	30,728	10,245
5.609% due 01/25/2036 •	223	187

AG Trust
7.112% due 07/15/2041 •	6,600	6,615

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	7,768	6,920

American Home Mortgage Investment Trust
7.126% due 04/25/2044 •	194	194
7.183% due 06/25/2045 •	149	149

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	133	126
4.800% due 11/25/2067 þ	26,802	26,649
5.985% due 01/25/2069 þ	906	919
6.197% due 01/25/2069 þ	3,058	3,118
6.500% due 12/25/2067 þ	894	910

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	4,110	3,670

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.483% due 10/25/2048 ~	$5,404	$4,851
1.637% due 10/25/2048 ~	2,741	2,458

Ashford Hospitality Trust
6.169% due 04/15/2035 •	12,550	12,483
6.844% due 06/15/2035 •	3,100	3,069
7.244% due 06/15/2035 •	2,300	2,267
8.144% due 06/15/2035 •	3,200	3,146

ATLX Trust
3.850% due 04/25/2064 þ	2,188	2,123

BAMLL Commercial Mortgage Securities Trust
3.218% due 04/14/2033	1,450	1,428
4.227% due 08/10/2038 ~	1,655	1,589

Banc of America Alternative Loan Trust
6.000% due 07/25/2034	447	412
6.000% due 04/25/2037	1,397	1,198

Banc of America Funding Trust
3.383% due 10/20/2046 ~	295	250
4.076% due 10/26/2036 ~	69,193	66,100
4.086% due 01/20/2047 ~	360	257
4.783% due 09/20/2046 ~	353	315
5.017% due 01/20/2047 ~	4	4
5.025% due 09/20/2046 ~	63	52
5.455% due 10/20/2036 •	2,394	1,823
5.750% due 04/20/2035 •	22	22
5.750% due 08/25/2036	81	69
5.871% due 09/20/2046 ~	423	415

Banc of America Mortgage Trust
3.730% due 11/20/2046 ~	25	20
4.999% due 10/25/2035 ~	184	174
5.722% due 11/25/2033 ~	5	5
5.783% due 06/25/2035 ~	215	207
6.121% due 12/25/2033 ~	24	24
6.343% due 06/25/2034 ~	90	87
6.579% due 09/25/2033 ~	382	327
7.146% due 05/25/2034 ~	339	330

BankUnited Trust
5.569% due 09/25/2045 •	54	50

BCAP LLC Trust
4.619% due 11/26/2036 ~	3,892	3,128
4.635% due 01/26/2036 •	9,553	8,774
7.369% due 10/25/2047 •	12,066	9,087

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	16	13
3.250% due 02/25/2033 ~	1	1
4.000% due 05/25/2034 ~	15	13
4.300% due 05/25/2047 ~	203	184
4.552% due 02/25/2035 ~	317	249
4.836% due 04/25/2034 ~	35	30
5.041% due 01/25/2035 ~	1,008	942
5.130% due 11/25/2030 ~	36	35
5.688% due 01/25/2034 ~	18	17
6.006% due 12/25/2035 ~	78	66
6.305% due 11/25/2034 ~	220	204
6.716% due 08/25/2035 ~	381	372
7.003% due 02/25/2036 ~	37	36
7.098% due 11/25/2034 ~	76	72
7.660% due 12/25/2046 •	1,592	1,411

Bear Stearns ALT-A Trust
3.625% due 04/25/2035 ~	1,322	1,035
3.710% due 11/25/2034 ~	199	166
4.560% due 08/25/2036 ~	946	451
4.590% due 04/25/2035 ~	12	12
4.644% due 02/25/2036 ~	1,947	1,341
4.850% due 08/25/2036 ~	1,400	914
5.339% due 01/25/2036 ~	577	543
5.504% due 07/25/2035 ~	6,641	4,353
5.568% due 01/25/2034 ~	219	206
5.987% due 12/25/2033 ~	129	124
6.029% due 11/25/2035 ~	645	314
6.445% due 08/25/2034 ~	445	423
6.694% due 09/25/2034 •	2,668	2,512

Bear Stearns Asset-Backed Securities Trust
5.219% due 07/25/2036 •	9,572	7,197
5.500% due 01/25/2034 þ	19	16
5.500% due 06/25/2034 þ	176	178
5.500% due 12/25/2035	47	31
5.750% due 10/25/2033 þ	64	70
9.908% due 02/25/2037 •	2,498	2,352

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Mortgage Funding Trust
5.129% due 12/25/2046 •	$4,869	$4,372
5.179% due 01/25/2037 •	303	273

Bear Stearns Mortgage Securities, Inc.
5.879% due 06/25/2030 ~	1	1

Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~	2,146	1,715
5.515% due 01/26/2036 ~	1,560	1,159

Bella Vista Mortgage Trust
8.031% due 11/20/2034 ~	1,961	1,969

BellaVista Mortgage Trust
5.579% due 05/20/2045 •	1,239	820
5.709% due 02/25/2035 •	1,886	1,196

Benchmark Mortgage Trust
3.094% due 04/15/2054 ~	8,809	5,631

BINOM Securitization Trust
4.441% due 08/25/2057 ~	7,798	7,666

BX Trust
3.202% due 12/09/2041	2,726	2,537
5.881% due 06/15/2038 •	1,173	1,166
5.900% due 10/15/2038 •	192	191
6.011% due 02/15/2036 •	4,152	4,121
6.061% due 11/15/2038 •	12,464	12,402
6.087% due 01/17/2039 •	9,600	9,511
6.109% due 02/15/2039 •	1,822	1,813

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	6,302	5,758
3.250% due 09/25/2063 ~	6,239	5,695
3.250% due 03/25/2064 ~	3,929	3,581
3.250% due 08/25/2064 ~	2,913	2,655
3.250% due 09/25/2064 ~	48,420	44,002
3.375% due 12/25/2064 «~	10,300	9,457
3.500% due 06/25/2062 ~	3,497	3,290

Chase Mortgage Finance Trust
4.682% due 12/25/2035 ~	483	427

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.657% due 01/25/2035 ~	221	204
5.920% due 03/25/2035 ~	748	540

CIM Trust
3.000% due 01/25/2061 ~	3,202	2,990
3.250% due 10/25/2058 ~	1,150	1,052
3.750% due 12/25/2061 ~	10,249	9,755
5.000% due 05/25/2062 ~	1,508	1,509
5.500% due 08/25/2064 ~	21,192	21,457
6.639% due 12/25/2067 þ	1,072	1,085

Citicorp Mortgage Securities REMIC Trust Pass-Through Certificates
5.365% due 08/25/2035 ~	1,445	953

Citicorp Mortgage Securities Trust
6.000% due 08/25/2036	503	466

Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	6,087	6,015
3.209% due 05/10/2049	700	684

Citigroup Global Markets Mortgage Securities
5.469% due 05/25/2032 •	16	16
8.500% due 05/25/2032	59	59

Citigroup Mortgage Loan Trust
4.641% due 11/25/2036 ~	1,001	941
5.099% due 06/25/2036 •	504	478
5.125% due 05/25/2042 ~	508	477
5.299% due 12/25/2034 •	52	49
5.469% due 09/25/2036 •	2,307	2,164
5.769% due 08/25/2035 •	42	40
6.246% due 08/25/2035 ~	62	59
6.248% due 12/25/2034 ~	34	32
6.830% due 09/25/2035 •	74	73
6.844% due 11/25/2036 •	1,956	1,878
7.230% due 10/25/2035 •	8	8
7.410% due 05/25/2035 •	24	24
7.860% due 11/25/2035 •	198	198

CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037	850	763

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •	8,027	7,925

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	$7,187	$7,092
4.550% due 04/25/2067 ~	9,725	9,630
6.393% due 06/25/2069 þ	2,524	2,577
6.421% due 05/25/2069 þ	973	997
6.467% due 08/25/2067 þ	4,118	4,149
7.308% due 12/25/2067 ~	7,516	7,507

Commercial Mortgage Trust
3.545% due 02/10/2036	3,800	3,675

Community Program Loan Trust
4.500% due 04/01/2029	2	2

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ~	367	177

Countrywide Alternative Loan Trust
3.945% due 08/25/2035 ~	1,828	1,705
4.871% due 02/25/2036 ~	1,313	1,205
5.023% due 05/25/2035 ~	92	76
5.076% due 12/25/2034 ~	1,361	1,297
5.255% due 02/20/2047 •	1,189	950
5.269% due 10/25/2035 •	1,978	680
5.270% due 12/20/2046 •	5,390	4,643
5.275% due 07/20/2046 •	415	345
5.289% due 02/25/2047 •	4,595	4,428
5.349% due 07/25/2046 •	7,324	6,482
5.349% due 09/25/2046 •	188	179
5.369% due 06/25/2037 •	517	473
5.389% due 06/25/2046 •	1,153	908
5.469% due 05/25/2035 •	194	165
5.469% due 06/25/2035 •	1,236	1,102
5.495% due 03/20/2046 •	203	174
5.500% due 04/25/2035	777	543
5.500% due 11/25/2035	705	399
5.500% due 03/25/2036	62	26
5.509% due 02/25/2036 •	64	54
5.529% due 12/25/2035 •	344	311
5.549% due 02/25/2036 •	175	156
5.629% due 10/25/2035 •	2,597	1,728
5.669% due 01/25/2046 •	818	669
5.715% due 11/20/2035 •	116	110
5.729% due 12/25/2035 •	4,675	3,947
5.750% due 04/25/2047	351	192
5.963% due 03/25/2047 •	1,839	1,554
6.000% due 03/25/2037	938	496
6.000% due 04/25/2037	541	463
6.123% due 02/25/2036 •	449	402
6.250% due 12/25/2033	10	11
6.250% due 07/25/2036	3,695	1,100
6.315% due 03/25/2037 •	244	132
6.373% due 11/25/2047 •	3,015	2,545
6.500% due 11/25/2031	19	20
6.500% due 06/25/2036	3,234	1,521
6.503% due 11/25/2047 •	5,498	4,642
6.509% due 11/25/2035 •	1,483	1,231
7.000% due 10/25/2035	3,000	1,524

Countrywide Home Loan Mortgage Pass-Through Trust
3.833% due 07/19/2033 ~	45	43
4.491% due 04/25/2035 ~	621	493
4.543% due 05/19/2033 ~	7	6
4.626% due 07/19/2033 ~	785	689
4.733% due 11/25/2034 ~	1,106	655
4.769% due 01/25/2036 ~	16	16
4.796% due 03/20/2036 ~	3,829	3,333
4.798% due 01/20/2035 ~	1,738	1,615
4.932% due 06/20/2036 ~	591	523
5.024% due 05/20/2035 ~	1,490	978
5.066% due 02/20/2035 ~	20	20
5.449% due 03/25/2036 •	8,804	8,388
5.456% due 02/20/2036 ~	514	436
5.469% due 03/25/2036 •	5,289	4,530
5.500% due 06/25/2034	1,711	1,370
5.500% due 06/25/2035	3,486	1,963
5.500% due 05/25/2036	1,067	896
5.549% due 04/25/2035 •	6	6
5.569% due 03/25/2035 •	23	15
5.589% due 03/25/2035 •	18	16
5.609% due 03/25/2035 •	1,563	1,472
5.649% due 02/25/2035 •	40	36
5.669% due 02/25/2035 •	317	283
5.669% due 05/25/2035 •	1,182	747

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.749% due 02/25/2035 •	$57	$52
5.750% due 12/25/2035	983	487
5.750% due 02/25/2036	3,473	1,632
5.889% due 09/25/2034 •	152	130
6.000% due 03/25/2037	3,079	1,392
6.000% due 11/25/2037	68	31
6.009% due 06/19/2031 ~	1	1
6.071% due 02/19/2034 ~	6	6
6.098% due 12/19/2033 ~	284	277
6.116% due 02/25/2034 ~	6	6
6.373% due 02/19/2034 ~	7	6
6.480% due 06/20/2034 ~	1,221	1,131
6.662% due 02/20/2036 •	37	31
7.940% due 02/20/2036 •	649	595

Credit Suisse First Boston Mortgage Securities Corp.
2.746% due 12/25/2032 ~	26	21
4.701% due 12/25/2033 ~	86	85
5.750% due 04/25/2033	5	5
5.820% due 06/25/2033 ~	89	85
6.059% due 03/25/2032 ~	45	43
6.119% due 09/25/2034 •	296	458
6.250% due 07/25/2035	120	122
6.323% due 08/25/2033 ~	808	720
6.969% due 03/25/2034 •	1,243	836
7.000% due 02/25/2033	8	9

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.500% due 11/25/2035	122	91
7.538% due 10/25/2033 ~	1,217	1,093
7.615% due 10/25/2033 ~	27	26

Credit Suisse First Boston Mortgage-Backed Trust
6.169% due 10/25/2034 •	1,870	1,744

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~	9,293	9,270
2.000% due 01/25/2060 ~	6,169	5,509
2.257% due 08/15/2037	643	620
2.436% due 02/25/2061 ~	4,208	4,187
2.750% due 01/25/2060	9,795	7,753
2.750% due 01/25/2060 ~	5,626	4,442
3.250% due 01/25/2060	7,373	5,849
3.250% due 01/25/2060 ~	3,775	2,942
3.657% due 01/25/2060 ~	3,343	2,358
3.904% due 04/25/2062 ~	5,421	5,242
4.531% due 04/28/2037 ~	295	282
4.570% due 02/27/2036 ~	3,856	2,615
5.500% due 04/25/2036	583	421
5.750% due 12/26/2035	173	108
6.250% due 05/26/2048	5,653	4,568
6.421% due 10/25/2037 ~	181	109
6.811% due 10/15/2037 •	1,000	971

Cross Mortgage Trust
5.129% due 09/25/2069 þ	7,800	7,813
6.093% due 04/25/2069 þ	2,494	2,528
6.147% due 07/25/2069 þ	25,342	25,752
6.272% due 06/25/2069 þ	3,456	3,522
6.615% due 03/25/2068 þ	1,855	1,887

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,260

DC Office Trust
2.965% due 09/15/2045	2,205	1,958

Deephaven Residential Mortgage Trust
4.300% due 03/25/2067 ~	1,664	1,629

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.329% due 01/25/2047 •	3,629	3,176
5.609% due 08/25/2047 •	4,074	2,945

Downey Savings & Loan Association Mortgage Loan Trust
5.679% due 08/19/2045 •	375	252
6.063% due 04/19/2046 •	242	209

Extended Stay America Trust
6.291% due 07/15/2038 •	51,680	51,657

First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 ~	400	331
4.965% due 09/25/2035 ~	427	184
5.144% due 03/25/2035 ~	74	43
5.173% due 02/25/2037 ~	1,048	613
5.763% due 09/25/2034 ~	193	198
5.853% due 12/25/2035 ~	409	318

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.158% due 07/25/2035 ~	$2,684	$2,507
6.774% due 06/25/2034 ~	544	540

First Horizon Mortgage Pass-Through Trust
4.810% due 01/25/2036 ~	1,504	805
5.300% due 01/25/2036 ~	387	342
5.354% due 10/25/2035 ~	1,389	1,294

GCAT Trust
4.250% due 05/25/2067 ~	15,916	15,532
6.007% due 01/25/2059 þ	1,096	1,107
6.085% due 06/25/2059 þ	1,692	1,718

GMAC Mortgage Corp. Loan Trust
4.363% due 05/25/2035 ~	773	712
4.840% due 09/19/2035 ~	782	624
7.250% due 05/25/2035 ~	5	5

GreenPoint Mortgage Funding Trust
5.389% due 04/25/2036 •	86	76
5.429% due 06/25/2045 •	6,830	4,995
5.854% due 07/25/2035 •	5,062	4,687

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	4,535
3.924% due 10/10/2032	7,326	7,271
6.464% due 12/15/2036 •	4,500	4,490

GS Mortgage Securities Trust
3.621% due 10/10/2035	2,000	1,936

GS Mortgage-Backed Securities Trust
3.750% due 07/25/2061 ~	2,359	2,309

GSAA Home Equity Trust
5.986% due 11/25/2033 þ	392	358

GSC Capital Corp. Mortgage Trust
5.329% due 05/25/2036 •	687	647

GSMPS Mortgage Loan Trust
5.319% due 09/25/2035 •	14,325	12,099
5.319% due 01/25/2036 •	18,285	14,595
7.000% due 06/25/2043	326	347
8.000% due 09/19/2027 ~	147	141

GSR Mortgage Loan Trust
4.609% due 01/25/2036 ~	97	87
5.057% due 04/25/2035 ~	252	235
5.096% due 06/25/2034 ~	639	569
5.100% due 12/25/2034 ~	966	130
5.319% due 01/25/2034 •	1	1
5.469% due 07/25/2035 •	331	280
5.742% due 09/25/2035 ~	2,625	2,145
6.000% due 03/25/2032	6	7
6.450% due 01/25/2034 ~	1,077	800
6.609% due 09/25/2035 ~	8	8
7.336% due 04/25/2035 ~	268	253

HarborView Mortgage Loan Trust
4.229% due 06/19/2036 ~	717	304
4.553% due 01/19/2036 •	23	23
5.124% due 06/19/2045 •	220	100
5.459% due 01/19/2038 •	20,095	17,819
5.459% due 02/19/2046 •	171	157
5.489% due 12/19/2036 •	915	705
5.519% due 05/19/2035 •	536	513
5.559% due 06/19/2035 •	3,315	3,225
5.559% due 03/19/2036 •	5,228	4,756
5.559% due 12/19/2036 •	6,341	5,960
5.693% due 11/19/2034 ~	4	4
5.779% due 01/19/2035 •	10	10
5.971% due 08/19/2034 ~	760	533
5.975% due 06/20/2035 •	121	113
6.063% due 08/19/2034 ~	58	54
6.800% due 06/20/2035 •	2,473	1,916
7.587% due 12/19/2035 ~	2	2

Hilton USA Trust
2.828% due 11/05/2035	6,500	5,594
3.719% due 11/05/2038	1,000	979

HomeBanc Mortgage Trust
5.659% due 03/25/2035 •	119	89
5.704% due 10/25/2035 •	11,336	11,273

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	1,192	384

Impac Secured Assets Trust
5.189% due 05/25/2037 •	3,431	2,813
5.239% due 07/25/2035 •	942	621
5.279% due 07/25/2035 •	890	595

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.431% due 03/25/2034 þ	$317	$295
5.669% due 05/25/2036 •	11	10
7.000% due 07/25/2035 ~	1,170	769

IndyMac Adjustable Rate Mortgage Trust
6.516% due 01/25/2032 ~	2	2

IndyMac INDA Mortgage Loan Trust
3.222% due 11/25/2035 ~	1,345	1,032
5.519% due 01/25/2036 ~	310	294

IndyMac INDX Mortgage Loan Trust
2.895% due 06/25/2036 ~	413	324
3.429% due 06/25/2035 ~	2,789	2,162
3.439% due 06/25/2036 ~	2,634	2,061
3.534% due 06/25/2036 ~	741	646
3.543% due 06/25/2036 ~	1,575	999
3.667% due 02/25/2036 ~	2,940	2,119
3.723% due 02/25/2036 ~	2,051	1,617
3.826% due 07/25/2035 ~	851	770
3.829% due 05/25/2035 ~	1,269	1,034
4.108% due 01/25/2036 ~	3,030	2,723
4.705% due 09/25/2035 ~	7,434	5,076
4.729% due 06/25/2034 ~(a)	1,347	1,104
4.806% due 07/25/2037 ~	2,486	1,097
5.209% due 07/25/2036 •	12,313	11,831
5.269% due 06/25/2037 •	101	36
5.309% due 11/25/2036 •	160	155
5.329% due 07/25/2037 •	5,426	5,074
5.329% due 08/25/2037 •	2,986	2,701
5.349% due 09/25/2046 •	327	285
5.449% due 04/25/2035 •	81	65
5.529% due 03/25/2035 •	7	7
5.609% due 02/25/2035 •	449	413
5.609% due 07/25/2045 •	3,176	2,536
5.709% due 07/25/2045 •	655	490
5.769% due 11/25/2034 •	2,049	1,868
6.189% due 09/25/2034 •	62	50

JP Morgan Alternative Loan Trust
5.449% due 07/25/2036 •	13,096	11,795
5.449% due 11/25/2036 •	3,494	2,990
5.529% due 06/25/2037 •	31,592	11,689
5.892% due 06/27/2037 •	1,062	665
6.103% due 06/27/2037 ~	13,582	6,923

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	16,188
2.713% due 08/15/2049	2,989	2,944
3.648% due 12/15/2049 ~	300	291
4.549% due 07/05/2033	23,176	19,244
6.194% due 02/15/2035 •	5,855	5,827
6.326% due 11/15/2038 •	7,000	6,962
6.594% due 12/15/2031 •	429	398
6.663% due 07/05/2033 •	3,239	2,783

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	1,322	1,297
5.000% due 07/25/2036	211	88
5.024% due 06/25/2035 ~	886	737
5.074% due 10/25/2036 ~	1,267	732
5.250% due 11/25/2063 ~	874	884
5.449% due 08/25/2037 •	2,405	783
5.502% due 04/25/2035 ~	1	1
5.527% due 10/25/2035 ~	24	17
5.748% due 10/25/2035 ~	64	60
5.956% due 06/25/2035 ~	45	36
5.990% due 07/25/2064 ~	1,325	1,345
6.292% due 04/25/2037 ~	461	374
6.693% due 02/25/2055 •	4,600	4,609
6.921% due 08/25/2034 ~	849	828
7.700% due 08/25/2036	32	13

Legacy Mortgage Asset Trust
2.250% due 07/25/2067 þ	1,986	1,972
4.650% due 11/25/2060 þ	1,751	1,754
4.750% due 07/25/2061 þ	7,475	7,428
4.875% due 10/25/2068 þ	2,999	3,010
4.892% due 10/25/2066 þ	1,807	1,808
4.991% due 09/25/2060 ~	138	138

Lehman Mortgage Trust
5.500% due 02/25/2036	203	99

Lehman XS Trust
5.329% due 11/25/2035 •	3,703	3,665
5.429% due 04/25/2046 •	11	29

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.509% due 12/25/2035 •	$2,598	$2,377

Luminent Mortgage Trust
5.389% due 05/25/2036 •	1,956	1,746

Lux Trust
7.787% due 08/15/2040 •	2,800	2,819

Manhattan West Mortgage Trust
2.130% due 09/10/2039	3,400	3,153

MASTR Adjustable Rate Mortgages Trust
3.967% due 07/25/2034 ~	650	583
4.760% due 02/25/2034 ~	1,147	1,004
5.269% due 03/25/2047 •	5,793	5,221
5.299% due 12/25/2034 •	201	185
5.358% due 05/25/2034 ~	867	530
5.712% due 07/25/2035 ~	9,248	4,720
6.069% due 09/25/2037 •	3,473	1,354
6.650% due 12/21/2034 ~	33	32
7.000% due 12/25/2033 ~	3	3

MASTR Alternative Loan Trust
5.500% due 04/25/2035	639	583
6.233% due 06/25/2033 ~	323	214

MASTR Asset-Backed Securities Trust
5.500% due 03/25/2034	863	714

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032	1,796	301

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911% due 11/15/2031 •	16	15

Merrill Lynch Alternative Note Asset Trust
5.750% due 05/25/2037	81	79

Merrill Lynch Mortgage Investors Trust
5.018% due 05/25/2036 ~	230	211
5.551% due 04/25/2035 ~	6	5
5.589% due 08/25/2028 •	1	1
5.603% due 11/25/2035 •	2,801	2,727
5.609% due 10/25/2028 •	50	47
5.629% due 06/25/2028 •	2	2
5.689% due 08/25/2035 •	12,000	11,384
5.709% due 03/25/2028 •	2	2
5.903% due 09/25/2029 •	697	671
6.158% due 08/25/2033 ~	30	5
6.169% due 03/25/2028 •	196	166
6.485% due 05/25/2036 ~	5,619	5,113

MFA Trust
1.947% due 04/25/2065 ~	310	295
3.300% due 08/25/2061 ~	8,622	8,167
4.400% due 03/25/2068 þ	5,392	5,326
6.105% due 12/25/2068 þ	17,592	17,760
6.775% due 10/25/2058 þ	1,298	1,324

Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,654
2.500% due 11/25/2060 ~	5,358	4,634
3.744% due 09/25/2057 ~	85	83

Morgan Stanley Capital Trust
6.211% due 05/15/2036 •	5,347	3,756

Morgan Stanley Mortgage Loan Trust
3.551% due 10/25/2037 ~	2,490	1,441
5.219% due 03/25/2036 •	2,011	1,356
5.229% due 03/25/2036 •	7,906	5,335
5.750% due 02/25/2036 •	305	284
6.067% due 10/25/2034 ~	13	12
7.625% due 11/25/2037 ~	1,828	916

Morgan Stanley Re-REMIC Trust
3.374% due 06/26/2047 •	11,625	10,278

MTN Commercial Mortgage Trust
6.497% due 03/15/2039 •	6,165	6,129

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	306	284

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	15,707	15,127
3.250% due 02/25/2059 ~	6,749	6,543
3.500% due 12/25/2057 ~	319	309
4.000% due 02/25/2057 ~	16,730	16,350
4.500% due 05/25/2058 ~	464	459

New York Mortgage Trust
3.750% due 02/25/2068 ~	938	894
4.670% due 08/25/2061 þ	2,071	2,056

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NLT Trust
3.200% due 10/25/2062 ~	$12,498	$11,379

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.754% due 10/25/2034 þ	6,871	6,700
6.069% due 08/25/2034 •	637	699
6.159% due 05/25/2036 ~	203	38

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •	3,865	3,757

OBX Trust
3.602% due 03/25/2053 ~	3,755	3,671
3.617% due 04/25/2053 ~	5,728	5,699
5.949% due 02/25/2063 þ	6,227	6,291
6.030% due 01/25/2064 þ	2,382	2,424
6.100% due 09/25/2062 þ	14,615	14,668
6.113% due 03/25/2063 þ	3,258	3,289
6.233% due 05/25/2064 þ	1,794	1,826
6.465% due 10/25/2063 þ	2,598	2,642
6.520% due 07/25/2063 þ	1,792	1,822
6.567% due 06/25/2063 þ	2,804	2,852
6.844% due 04/25/2063 þ	1,157	1,183
7.045% due 09/25/2063 þ	2,128	2,179
7.159% due 10/25/2063 þ	3,626	3,723

One Market Plaza Trust
3.614% due 02/10/2032	2,337	2,136

One New York Plaza Trust
6.161% due 01/15/2036 •	9,700	9,276

ONE Park Mortgage Trust
5.911% due 03/15/2036 •	2,600	2,536

OPEN Trust
8.186% due 10/15/2028 •	6,648	6,727

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.944% due 07/25/2035 •	6,091	6,122

PRET LLC
3.900% due 10/25/2063 ~	1,111	1,074
7.021% due 02/25/2054 þ	10,140	10,228
7.125% due 04/25/2054 þ	994	1,004

Prime Mortgage Trust
4.026% due 10/25/2032 ~	430	381
5.250% due 06/25/2033	324	305

PRKCM Trust
6.333% due 03/25/2059 þ	1,838	1,868
6.431% due 05/25/2059 þ	944	964
6.584% due 09/25/2058 þ	2,357	2,394
7.225% due 11/25/2058 þ	1,313	1,345

PRPM LLC
3.750% due 03/25/2054 þ	920	898
4.000% due 11/25/2053 þ	430	420
4.000% due 01/25/2054 þ	915	902
4.000% due 05/25/2054 þ	912	899
4.000% due 07/25/2054 þ	936	916
4.200% due 12/25/2064 þ	947	930
5.228% due 08/25/2069 þ	8,400	8,411
6.414% due 08/25/2029 þ	981	987
7.026% due 03/25/2029 þ	5,169	5,211

PRPM Trust
6.221% due 11/25/2068 þ	6,646	6,736
6.250% due 08/25/2068 þ	2,238	2,264
6.265% due 12/25/2068 þ	913	930
6.327% due 06/25/2069 þ	20,856	21,234

RCKT Mortgage Trust
5.158% due 10/25/2044 «þ	3,800	3,795
5.846% due 08/25/2044 þ	49,312	49,959
6.141% due 04/25/2044 ~	6,186	6,264
6.808% due 09/25/2043 ~	802	816

Residential Accredit Loans, Inc. Trust
4.796% due 02/25/2035 ~	434	383
5.329% due 11/25/2036 •	6,291	3,437
5.349% due 07/25/2036 •	5,284	4,775
5.349% due 08/25/2036 •	4,652	4,584
5.349% due 04/25/2046 •	1,020	928
5.369% due 10/25/2046 •	5,577	5,296
5.511% due 12/25/2035 ~	637	562
5.723% due 09/25/2034 ~	3	3
6.000% due 12/25/2035	2,466	2,119
6.036% due 10/25/2037 ~	759	646
6.181% due 12/26/2034 ~	130	86
6.500% due 10/25/2036	18,348	15,938

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
5.319% due 10/25/2018	$2	$2
5.419% due 02/25/2034 •	14	13
5.419% due 04/25/2035 •	3,347	1,739
5.469% due 08/25/2036 •	2,722	880
6.000% due 08/25/2036	5,996	2,795
6.250% due 08/25/2036	1,752	1,109
6.500% due 04/25/2037	4,345	1,209

Residential Funding Mortgage Securities, Inc. Trust
3.200% due 02/25/2037 ~	206	174
4.527% due 06/25/2035 ~	1,657	994
5.239% due 02/25/2036 ~	68	64
5.638% due 09/25/2035 ~	4,473	2,726
5.835% due 02/25/2036 ~	31	28
5.948% due 02/25/2037 ~	507	444
6.000% due 04/25/2037	95	75
6.426% due 10/25/2037 ~	1,078	1,042

RiverView HECM Trust
4.410% due 05/25/2047 •	2,721	2,443

SACO Trust
7.000% due 08/25/2036	2	2

Sequoia Mortgage Trust
5.133% due 01/20/2047 ~	310	227
5.258% due 06/20/2034 ~	35	33
5.535% due 02/20/2035 •	311	288
5.695% due 11/20/2034 •	14	13
5.779% due 10/19/2026 •	11	11
5.835% due 10/20/2027 •	2	2
5.875% due 10/20/2027 •	3	3
6.164% due 02/20/2034 •	44	40
6.248% due 05/20/2034 •	144	136
6.435% due 10/20/2027 •	88	86
6.728% due 08/20/2034 ~	32	31
7.208% due 09/20/2032 ~	9	9

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •	1,800	1,719

SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	782	772

SMRT Commercial Mortgage Trust
6.097% due 01/15/2039 •	25,570	25,366

Structured Adjustable Rate Mortgage Loan Trust
3.942% due 02/25/2036 ~	54	46
4.077% due 05/25/2036 ~	2,456	1,357
5.245% due 07/25/2035 ~	30	25
5.531% due 04/25/2035 ~	34	30
5.704% due 06/25/2034 •	169	162
5.739% due 09/25/2034 ~	431	414
6.523% due 01/25/2035 •	284	259
6.523% due 05/25/2035 •	345	269
6.857% due 04/25/2034 ~	2	2
7.251% due 02/25/2034 ~	19	18

Structured Asset Mortgage Investments Trust
5.159% due 09/25/2047 •	7,455	6,836
5.269% due 02/25/2037 •	755	712
5.509% due 08/25/2035 •	3,675	3,328
5.529% due 02/25/2036 •	96	80
5.589% due 12/25/2035 •	12,786	10,301
5.679% due 07/19/2034 •	191	175
5.779% due 03/19/2034 •	70	66
5.919% due 10/19/2033 •	35	32
5.979% due 11/19/2033 •	734	657
6.279% due 10/19/2033 •	760	763
6.750% due 05/02/2030 ~	63	0

Structured Asset Securities Corp. Mortgage Loan Trust
5.259% due 10/25/2036 •	193	156
7.500% due 10/25/2036	1,029	614

SunTrust Adjustable Rate Mortgage Loan Trust
6.316% due 01/25/2037 ~	82	61
6.914% due 01/25/2037 ~	872	864

TBW Mortgage-Backed Pass-Through Certificates
6.500% due 04/25/2036	1,260	396
6.500% due 07/25/2036	5,766	2,089

TBW Mortgage-Backed Trust
7.000% due 07/25/2036	863	370

Thornburg Mortgage Securities Trust
4.487% due 09/25/2037 ~	15,118	8,201
4.657% due 09/25/2037 ~	886	876

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	$34,879	$31,864
2.250% due 12/25/2061 ~	6,704	6,481
2.710% due 01/25/2060 ~	28,129	26,931
2.750% due 06/25/2057 ~	4,490	4,359
2.900% due 10/25/2059 ~	10,446	10,043
3.250% due 07/25/2056 ~	931	919
5.134% due 07/25/2065 ~	964	975
5.969% due 10/25/2059 •	294	300
6.669% due 10/25/2059 •	11,615	11,826

TTAN
6.061% due 03/15/2038 •	1,543	1,539

UBS Commercial Mortgage Trust
5.994% due 02/15/2032 •	13,576	13,565

Verus Securitization Trust
0.820% due 10/25/2063 ~	1,081	1,022
1.057% due 10/25/2063 ~	29	28
1.262% due 10/25/2063 ~	44	42
4.130% due 02/25/2067 þ	6,586	6,362
4.260% due 02/25/2067 þ	1,370	1,331
5.811% due 05/25/2068 þ	2,596	2,615
5.999% due 02/25/2068 þ	1,067	1,075
6.116% due 03/25/2069 þ	13,205	13,422
6.192% due 06/25/2069 þ	3,263	3,328
6.218% due 06/25/2069 þ	2,574	2,624
6.338% due 04/25/2069 þ	2,114	2,158
6.443% due 08/25/2068 þ	1,776	1,806
6.476% due 06/25/2068 þ	1,267	1,287
6.665% due 09/25/2068 þ	8,316	8,485
6.876% due 11/25/2068 ~	895	918
7.070% due 10/25/2068 þ	4,597	4,719

Visio Trust
6.598% due 10/25/2058 þ	1,063	1,082

Wachovia Mortgage Loan Trust LLC
6.456% due 10/20/2035 ~	61	59

WaMu Mortgage Pass-Through Certificates Trust
2.835% due 11/25/2041 ~	2	2
3.880% due 05/25/2037 ~	793	675
5.058% due 10/25/2035 ~	816	745
5.225% due 09/25/2035 ~	2,936	2,730
5.339% due 05/25/2034 •	15,192	13,645
5.500% due 06/25/2033 ~	917	792
5.509% due 12/25/2045 •	3,859	3,857
5.549% due 07/25/2045 •	3,844	3,745
5.616% due 03/25/2033 ~	47	45
5.709% due 11/25/2034 •	81	77
5.712% due 06/25/2034 ~	309	266
5.749% due 10/25/2044 •	223	214
5.809% due 06/25/2044 •	1,053	999
5.949% due 11/25/2034 •	513	481
5.949% due 10/25/2045 •	703	678
5.963% due 11/25/2046 •	7,986	6,693
5.969% due 07/25/2044 •	10	10
6.123% due 08/25/2046 •	4,327	3,953
6.165% due 07/25/2034 ~	608	559
6.171% due 08/25/2046 •	11,065	9,397
6.265% due 08/25/2033 ~	4	4
6.279% due 01/25/2033 ~	696	686
6.515% due 06/25/2034 ~	142	137
6.523% due 06/25/2042 •	57	53
6.523% due 08/25/2042 •	736	705
6.523% due 04/25/2044 •	401	340
6.660% due 10/25/2033 ~	78	64

WaMu Mortgage-Backed Pass-Through Certificates
5.302% due 12/19/2039 ~	104	97

Washington Mutual Mortgage Pass-Through Certificates Trust
5.500% due 05/25/2035	1,205	1,060
5.500% due 06/25/2035	105	93
5.500% due 11/25/2035	155	134
5.619% due 10/25/2035 •	311	273
5.750% due 03/25/2033	63	56
5.765% due 02/25/2033 ~	485	499
5.768% due 02/25/2033 ~	369	349
5.873% due 02/25/2047 •	11,356	10,254
5.953% due 11/25/2046 •	12,156	10,126
6.015% due 12/25/2032 ~	85	79
6.335% due 12/25/2032 ~	77	76
6.578% due 11/25/2030 ~	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 04/25/2033 ~	$118	$46

Wells Fargo Mortgage Loan Trust
4.220% due 09/27/2036 ~	478	470

Wells Fargo Mortgage-Backed Securities Trust
6.473% due 12/25/2036 ~	38	37

WSTN Trust
6.518% due 07/05/2037 ~	4,800	4,920

Total Non-Agency Mortgage-Backed Securities (Cost $1,840,322)		1,776,434

ASSET-BACKED SECURITIES 64.7%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •	2,900	2,900
6.591% due 07/15/2034 •	1,600	1,603
7.101% due 01/15/2034 •	5,000	5,010

522 Funding CLO Ltd.
6.624% due 04/20/2030 •	1,962	1,963

Aames Mortgage Investment Trust
5.884% due 10/25/2035 •	1,900	1,847

ABFC Trust
5.249% due 11/25/2036 •	7,994	5,094
5.449% due 09/25/2036 •	4,060	4,003
5.649% due 04/25/2033 •	455	456
5.969% due 05/25/2037 •	12,189	8,759
5.989% due 03/25/2032 •	169	167
6.219% due 06/25/2037 •	7,696	5,575

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	515	394

ACAS CLO Ltd.
6.431% due 10/18/2028 •	504	504

Accredited Mortgage Loan Trust
5.229% due 09/25/2036 •	410	407
5.809% due 04/25/2035 •	893	925

ACE Securities Corp. Home Equity Loan Trust
5.329% due 10/25/2036 •	14,954	5,167
5.409% due 01/25/2037 •	22,830	5,093
5.409% due 05/25/2037 •	57,451	9,072
5.869% due 09/25/2033 •	784	783
6.019% due 12/25/2033 •	192	194
6.019% due 07/25/2034 •	15	15
8.164% due 06/25/2034 •	680	560

ACHV ABS Trust
5.900% due 04/25/2031	266	268

ACREC LLC
7.327% due 02/19/2038 •	2,898	2,915

AFC Home Equity Loan Trust
5.569% due 06/25/2028 •	68	67

AIMCO CLO
6.408% due 10/17/2034 •	4,300	4,300

Allegro CLO Ltd.
6.516% due 10/16/2031 •	5,729	5,733
6.529% due 01/19/2033 •	1,000	1,001

Ally Auto Receivables Trust
4.140% due 07/16/2029	3,500	3,501
4.460% due 07/15/2027	5,600	5,600

American Home Mortgage Investment Trust
5.149% due 08/25/2035 •	4	3

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •	1,194	1,195

AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029	5,900	6,007
5.750% due 02/18/2028	5,900	5,931
5.943% due 02/18/2028 •	5,400	5,401

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.463% due 06/25/2034 •	2,779	2,646
5.839% due 10/25/2035 •	12,871	12,623
5.884% due 01/25/2035 •	264	262
5.914% due 07/25/2035 •	610	604
6.019% due 11/25/2034 •	8,523	8,389
6.079% due 03/25/2035 •	4,664	4,606
7.024% due 11/25/2034 •	3,844	3,393

Amortizing Residential Collateral Trust
5.969% due 10/25/2034 •	1,554	1,555

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AMSR Trust
1.632% due 07/17/2037	$31,443	$30,699
2.033% due 07/17/2037	11,000	10,768

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •	21,500	21,511
6.765% due 04/22/2034 •	2,700	2,706
6.985% due 04/20/2037 •	11,800	11,872

Apex Credit CLO Ltd.
6.522% due 10/20/2031 •	10,416	10,428
7.082% due 04/20/2036 •	6,400	6,454

Apidos CLO
6.477% due 07/17/2030 •	622	622
6.604% due 04/20/2031 •	1,232	1,233

Arbor Realty Commercial Real Estate Notes Ltd.
6.181% due 12/15/2035 •	3,884	3,867
6.947% due 05/15/2037 •	27,903	27,981

AREIT LLC
7.195% due 08/17/2041 •	3,056	3,074

Ares CLO Ltd.
6.606% due 04/17/2033 •	15,300	15,311

Argent Securities Trust
5.129% due 10/25/2036 •	18,422	5,482
5.209% due 10/25/2036 •	3,056	909

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.439% due 01/25/2036 •	9,593	9,471
5.704% due 10/25/2035 •	198	194
5.734% due 10/25/2035 •	37,500	34,465
6.094% due 05/25/2034 •	1,231	1,027

Asset-Backed Securities Corp. Home Equity Loan Trust
3.933% due 01/25/2036 •	11,043	10,790
5.674% due 11/25/2035 •	17,650	17,526
5.731% due 06/15/2031 •	111	110
6.561% due 04/15/2033 •	14	14

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •	7,900	7,902
6.698% due 01/16/2030 •	100	100

Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,885
5.810% due 12/20/2029	1,000	1,045

Bain Capital Credit CLO Ltd.
6.375% due 07/19/2034 •	4,300	4,300

Barings CLO Ltd.
6.691% due 01/18/2035 •	3,700	3,703

Barings Loan Partners CLO Ltd.
6.802% due 07/20/2033 •	24,000	24,045

Bayview Financial Acquisition Trust
5.560% due 12/28/2036 •	7,064	5,993

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028	1,300	1,313

BDS Ltd.
6.479% due 12/16/2036 •	8,066	8,053

Bear Stearns Asset-Backed Securities Trust
3.465% due 09/25/2034 •	18	17
4.945% due 11/25/2035 •	750	756
5.109% due 01/25/2037 •	1,143	1,098
5.238% due 07/25/2036 ~	17	17
5.289% due 08/25/2036 •	290	280
5.469% due 05/25/2037 •	581	563
5.519% due 10/25/2036 •	16,068	15,249
5.527% due 01/25/2035 •	2,483	2,527
5.529% due 06/25/2043 ~	466	410
5.619% due 01/25/2047 •	6,966	5,728
5.689% due 03/25/2035 •	8,392	8,434
5.769% due 10/27/2032 •	5	5
5.791% due 01/25/2034 •	1,140	1,142
5.869% due 12/25/2033 •	219	220
5.969% due 10/25/2037 •	5,397	4,724
5.969% due 11/25/2042 •	50	49
6.149% due 06/25/2043 •	263	260
6.219% due 08/25/2037 •	2,302	2,271
6.469% due 11/25/2042 •	30	30
6.694% due 08/25/2034 •	41	40

Benefit Street Partners CLO Ltd.
6.632% due 04/20/2034 •	8,500	8,514
6.644% due 01/20/2031 •	511	512

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Betony CLO Ltd.
6.597% due 04/30/2031 •	$2,161	$2,163

BHG Securitization Trust
1.420% due 11/17/2033	1,245	1,211

BlueMountain CLO Ltd.
6.318% due 11/15/2030 •	830	831
6.475% due 10/25/2030 •	6,285	6,290

BNC Mortgage Loan Trust
5.179% due 07/25/2037 •	64,341	59,557

BofA Auto Trust
5.350% due 11/15/2028	1,500	1,532
5.570% due 12/15/2026	2,600	2,614

BPCRE Ltd.
7.414% due 01/16/2037 •	1,889	1,887

Bridgecrest Lending Auto Securitization Trust
5.340% due 04/17/2028	12,800	12,908
5.540% due 02/16/2027	7,000	7,017

BSPRT Issuer Ltd.
6.531% due 12/15/2038 •	19,274	19,250

BXMT Ltd.
6.597% due 11/15/2037 •	16,819	16,564

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •	30,000	30,250

Capital One Multi-Asset Execution Trust
2.800% due 03/15/2027	15,639	15,505

Carlyle CLO Ltd.
6.547% due 04/30/2031 •	4,418	4,422

Carlyle Global Market Strategies CLO Ltd.
6.430% due 05/15/2031 •	5,687	5,694
6.502% due 07/20/2032 •	1,000	1,001
6.517% due 04/17/2031 •	573	573
6.575% due 07/27/2031 •	3,406	3,412
6.703% due 07/15/2031 •	7,544	7,552

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •	6,064	6,067

CarMax Auto Owner Trust
4.750% due 10/15/2027	4,774	4,783
5.280% due 05/15/2028	4,113	4,170

Carmax Select Receivables Trust
5.400% due 11/15/2028	6,200	6,319
5.780% due 09/15/2027	10,200	10,285
6.072% due 09/15/2027 •	5,900	5,903

CarVal CLO Ltd.
6.516% due 07/16/2031 •	4,479	4,485

Carvana Auto Receivables Trust
0.800% due 01/10/2027	1,322	1,294
0.860% due 01/11/2027	877	864
4.260% due 10/10/2029	3,900	3,901
4.310% due 09/10/2030	2,300	2,297
4.530% due 01/10/2029	4,600	4,602
4.610% due 11/10/2027	2,700	2,703
4.840% due 12/10/2027	1,200	1,201
5.080% due 03/11/2030	2,000	2,052
5.210% due 06/10/2030	2,600	2,688
5.330% due 07/10/2029	3,300	3,375
5.500% due 08/10/2027	1,998	2,005
5.620% due 01/10/2029	9,200	9,351
5.630% due 11/10/2027	3,092	3,111
5.710% due 07/10/2028	1,482	1,508
5.710% due 07/10/2029	1,300	1,346
5.740% due 11/13/2029	9,457	9,751
5.770% due 04/12/2027	12,713	12,754
5.820% due 08/10/2028	1,900	1,932
5.900% due 08/10/2027	2,500	2,513
6.090% due 11/10/2026	572	574
6.160% due 10/10/2028	500	510
6.230% due 01/11/2027	516	517

Cathedral Lake Ltd.
6.765% due 01/20/2035 •	3,300	3,303

CBAM Ltd.
6.644% due 07/20/2031 •	12,941	12,958
6.794% due 07/20/2030 •	2,692	2,695

CDC Mortgage Capital Trust
5.589% due 01/25/2033 •	1	1

Cedar Funding CLO Ltd.
6.374% due 05/29/2032 •	5,600	5,609

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.647% due 07/17/2031 •	$3,984	$3,988

Centex Home Equity Loan Trust
4.630% due 06/25/2034 •	224	219
5.989% due 03/25/2035 •	1,413	1,358
6.004% due 09/25/2034 •	8	8

Chase Auto Owner Trust
4.180% due 08/27/2029	2,300	2,297
4.400% due 11/26/2027	2,000	2,001
5.220% due 07/25/2029	25,000	25,575
5.530% due 09/27/2027	25,000	25,191

Chase Funding Trust
4.537% due 09/25/2032	1	1
5.549% due 11/25/2034 •	1	1
5.869% due 05/25/2033 •	650	646

CIFC Funding Ltd.
6.494% due 04/20/2030 •	611	611
6.495% due 10/24/2030 •	1,500	1,501
6.541% due 10/18/2030 •	3,649	3,657
6.541% due 04/18/2031 •	2,913	2,916
6.703% due 07/15/2036 •	7,000	7,005

Citigroup Global Markets Mortgage Securities
7.000% due 12/25/2027	341	94

Citigroup Mortgage Loan Trust
5.049% due 01/25/2037 •	549	403
5.109% due 01/25/2037 •	9,991	9,298
5.289% due 09/25/2036 •	9,397	8,302
5.374% due 06/25/2037 •	24,348	23,244
5.389% due 08/25/2036 •	7,526	7,417
5.434% due 08/25/2036 •	11,277	10,086
5.489% due 03/25/2036 •	3,842	3,525
6.050% due 08/25/2035 þ	196	192
6.129% due 08/25/2035 þ	1,090	1,000
8.344% due 12/25/2033 •	3,100	3,110

Citizens Auto Receivables Trust
5.830% due 02/15/2028	21,600	21,982

College Avenue Student Loans LLC
1.600% due 07/25/2051	7,528	6,872
3.280% due 12/28/2048	7,740	7,292
4.130% due 12/26/2047	4,085	3,931
6.069% due 07/25/2051 •	4,490	4,444
6.169% due 12/26/2047 •	2,993	2,977
7.180% due 05/25/2055 •	1,165	1,185

Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	22,467	4,674

CoreVest American Finance Trust
1.358% due 08/15/2053	5,618	5,404

Countrywide Asset-Backed Certificates Trust
4.175% due 01/25/2037 •	3,059	3,001
4.298% due 12/25/2034 •	383	366
4.339% due 12/25/2035 •	7,486	7,383
4.339% due 02/25/2036 •	6,250	5,631
4.465% due 01/25/2037 •	1,189	1,186
5.125% due 12/25/2034 ~	941	939
5.169% due 10/25/2047 •	13,417	12,704
5.249% due 06/25/2035 •	15,585	14,175
5.249% due 03/25/2047 •	1	1
5.259% due 10/25/2047 •	47,529	41,980
5.269% due 09/25/2046 •	281	281
5.409% due 06/25/2047 •	16,016	15,178
5.469% due 04/25/2046 •	5,685	5,584
5.529% due 04/25/2034 •	379	374
5.554% due 06/25/2036 •	16,663	16,378
5.659% due 04/25/2036 •	4,784	4,677
5.659% due 05/25/2036 •	63	63
5.689% due 05/25/2036 •	50,400	48,031
5.709% due 12/25/2034 •	12	12
5.709% due 08/25/2047 •	507	494
5.749% due 11/25/2034 •	2,289	2,216
5.749% due 05/25/2036 •	32,300	28,102
5.869% due 05/25/2032 •	166	167
5.869% due 06/25/2034 •	629	625
5.939% due 08/25/2047 •	3,000	2,593
5.944% due 10/25/2034 •	607	612
5.969% due 09/25/2032 •	115	117
6.064% due 02/25/2036 •	4,003	3,316
6.064% due 04/25/2036 •	5,500	5,283
6.109% due 08/25/2035 •	11,400	11,405
6.547% due 05/25/2036 þ	300	249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CPS Auto Receivables Trust
4.910% due 06/15/2028	$2,700	$2,703
5.880% due 02/15/2028	21,204	21,338

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •	14	14

Credit-Based Asset Servicing & Securitization LLC
3.040% due 05/25/2036 •	4,374	2,955
3.620% due 12/25/2035 •	1,377	1,306
6.780% due 05/25/2035 þ	185	171

Credit-Based Asset Servicing & Securitization Trust
3.430% due 04/25/2037 þ	1,896	1,847

Crown Point CLO Ltd.
6.512% due 10/20/2031 •	3,071	3,076

Dewolf Park CLO Ltd.
6.483% due 10/15/2030 •	641	642

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •	11,700	11,768
7.131% due 01/15/2037 •	50,000	50,376

Drive Auto Receivables Trust
4.500% due 09/15/2028	3,000	3,000
4.940% due 12/15/2027	9,500	9,509

Dryden Senior Loan Fund
6.429% due 10/19/2029 •	7,254	7,269
6.451% due 07/15/2030 •	5,406	5,411
6.543% due 04/15/2028 •	556	557
6.583% due 04/15/2029 •	471	471

ECMC Group Student Loan Trust
6.395% due 01/27/2070 •	5,991	5,980
6.545% due 11/25/2069 •	5,046	5,076

Elevation CLO Ltd.
6.744% due 10/20/2034 •	9,800	9,809

Ellington Loan Acquisition Trust
6.469% due 05/25/2037 •	2,069	2,023

Elmwood CLO Ltd.
6.916% due 01/17/2034 •	3,900	3,900
6.986% due 12/11/2033 •	13,800	13,836

EMC Mortgage Loan Trust
6.469% due 08/25/2040 •	141	143

Encore Credit Receivables Trust
5.659% due 07/25/2035 •	307	300
5.899% due 11/25/2035 •	11,430	10,867
6.019% due 01/25/2036 •	12,708	10,720

Ent Auto Receivables Trust
6.220% due 08/16/2027	1,118	1,122
6.240% due 01/16/2029	2,000	2,040
6.260% due 11/15/2029	1,000	1,036

Enterprise Fleet Financing LLC
4.650% due 05/21/2029	6,448	6,441
4.980% due 08/21/2028	12,600	12,835
5.310% due 04/20/2027	15,100	15,265

EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 þ	88	86
10.069% due 10/25/2034 •	2,281	1,906

Equity One Mortgage Pass-Through Trust
2.930% due 07/25/2034 •	2	2

Exeter Automobile Receivables Trust
4.450% due 03/15/2028	1,850	1,849
4.790% due 04/15/2027	2,900	2,900
5.280% due 08/15/2030	1,400	1,414
5.600% due 05/17/2027	8,500	8,525
5.650% due 12/15/2027	1,000	1,011
5.820% due 02/15/2027	4,400	4,411
6.310% due 10/15/2027	1,500	1,512

FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	517
5.540% due 04/16/2029	1,200	1,229
5.760% due 11/15/2027	2,600	2,619

FHF Issuer Trust
5.690% due 02/15/2030	2,355	2,387
5.890% due 06/15/2030	1,700	1,730
6.790% due 10/15/2029	1,864	1,904

First Franklin Mortgage Loan Trust
5.089% due 11/25/2036 •	33,733	31,028
5.189% due 12/25/2037 •	36,212	34,271
5.219% due 06/25/2036 •	887	882

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.279% due 11/25/2036 •	$25,256	$21,034
5.289% due 06/25/2036 •	9,756	9,642
5.644% due 11/25/2035 •	1,058	1,042
5.719% due 12/25/2035 •	15,392	15,040
6.844% due 03/25/2034 •	1,765	1,668
6.844% due 07/25/2034 •	2,245	2,250

First Investors Auto Owner Trust
6.440% due 10/16/2028	1,380	1,399

First NLC Trust
5.109% due 08/25/2037 •	24,956	12,684
5.249% due 08/25/2037 •	1,363	693

FirstKey Homes Trust
1.339% due 08/17/2037	2,947	2,865

Flagship Credit Auto Trust
5.640% due 03/15/2028	4,168	4,199

Ford Credit Auto Owner Trust
2.040% due 08/15/2031	6,157	6,093
4.070% due 07/15/2029	2,900	2,901
4.320% due 08/15/2027	10,500	10,503
5.530% due 09/15/2028	7,626	7,791

Fremont Home Loan Trust
5.109% due 01/25/2037 •	7,750	3,989
5.239% due 10/25/2036 •	28,119	25,295
5.824% due 07/25/2034 •	3,209	3,043
5.944% due 06/25/2035 •	12,455	10,315

Gallatin CLO Ltd.
6.653% due 07/15/2031 •	10,233	10,245

Generate CLO Ltd.
7.112% due 10/20/2036 •	50,000	50,379

GLS Auto Receivables Issuer Trust
5.770% due 06/15/2027	4,200	4,217

GLS Auto Select Receivables Trust
5.580% due 06/17/2030	3,000	3,040
5.590% due 10/15/2029	8,600	8,741
6.370% due 06/15/2028	1,754	1,781

GM Financial Automobile Leasing Trust
4.210% due 10/20/2027 (c)	5,000	5,000
4.290% due 01/20/2027 (c)	3,600	3,601

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029	20,000	20,436
5.350% due 06/16/2027	20,000	20,153
5.702% due 06/16/2027 •	20,000	20,001

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •	19,914	19,924
6.952% due 01/20/2034 •	7,700	7,717

Golub Capital Partners CLO Ltd.
6.564% due 04/20/2031 •	428	428

Golub Capital Partners Static Ltd.
6.512% due 04/20/2033 •	4,905	4,907

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027	14,300	14,461

GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	513
5.880% due 06/25/2059	2,800	2,833

GreenState Auto Receivables Trust
5.530% due 08/16/2027	2,892	2,904

Greywolf CLO Ltd.
6.571% due 04/26/2031 •	6,136	6,145

GSAA Home Equity Trust
5.609% due 10/25/2035 •	1,100	1,133
5.644% due 10/25/2035 •	3,600	3,484
5.674% due 10/25/2035 •	4,148	3,776
6.114% due 06/25/2034 þ	4,009	3,959
6.394% due 12/25/2034 •	3,777	3,315

GSAMP Trust
2.437% due 10/25/2036 •	5,046	26
5.109% due 12/25/2036 •	778	422
5.419% due 06/25/2036 •	13,061	11,373
5.614% due 11/25/2035 •	25	23
5.704% due 09/25/2035 •	6,140	6,057

Harley Davidson Motorcycle Trust
4.310% due 07/16/2029	12,200	12,199
4.620% due 08/16/2027	21,900	21,910
5.650% due 02/16/2027	3,600	3,616

HERA Commercial Mortgage Ltd.
6.179% due 02/18/2038 •	2,502	2,487

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	$3,000	$2,955
5.570% due 09/25/2029	10,000	10,254

Hertz Vehicle Financing LP
1.680% due 12/27/2027	5,321	5,017

Home Equity Asset Trust
5.569% due 11/25/2032 •	4	3
5.869% due 12/25/2035 •	6,574	6,535
5.884% due 03/25/2035 •	3,549	3,489
5.889% due 02/25/2033 •	1	1
6.169% due 07/25/2035 •	1,439	1,426

Home Equity Loan Trust
5.159% due 04/25/2037 •	2,549	2,431

Home Equity Mortgage Loan Asset-Backed Trust
3.607% due 06/25/2031 •	323	321
3.749% due 07/25/2034 •	217	211
5.129% due 07/25/2037 •	80	44
5.753% due 02/25/2030 þ	212	118

Home Partners of America Trust
2.200% due 01/17/2041	5,311	4,825

HSI Asset Loan Obligation Trust
4.487% due 12/25/2036 •	9	3

HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(d)	4,226	1,193
5.169% due 07/25/2036 •	2,105	930
5.554% due 01/25/2036 •	992	978

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026	45,300	45,879

Hyundai Auto Receivables Trust
4.840% due 03/15/2029	52,300	53,228

IXIS Real Estate Capital Trust
5.169% due 01/25/2037 •	15,137	5,374
5.289% due 08/25/2036 •	21,469	5,978
5.429% due 01/25/2037 •	41,214	14,634

Jamestown CLO Ltd.
0.000% due 07/25/2035 •	6,700	6,706

JP Morgan Mortgage Acquisition Corp.
5.599% due 05/25/2035 •	21,779	20,608
5.944% due 12/25/2035 •	5,000	4,651
6.769% due 07/25/2035 •	10,000	9,054

JP Morgan Mortgage Acquisition Trust
5.129% due 08/25/2036 •	457	204
5.189% due 08/25/2036 •	551	405
5.249% due 03/25/2047 •	3,507	3,339
5.269% due 03/25/2037 •	3,851	3,734
5.339% due 03/25/2037 •	20,645	17,887

KKR CLO Ltd.
6.481% due 07/18/2030 •	434	434
6.563% due 04/15/2031 •	728	728
6.726% due 02/09/2035 •	6,000	6,006

LAD Auto Receivables Trust
5.420% due 02/15/2028	600	604
5.460% due 07/16/2029	500	512
5.610% due 08/15/2028	1,200	1,221
5.700% due 03/15/2027	600	603

LCCM Trust
6.661% due 11/15/2038 •	11,505	11,423

LCM Loan Income Fund Ltd.
6.574% due 04/20/2031 •	8,962	8,974

LCM Ltd.
6.382% due 07/20/2030 •	5,327	5,329
6.562% due 07/20/2034 •	40,900	40,973
6.614% due 10/20/2029 •	1,721	1,722
6.614% due 01/20/2031 •	1,621	1,622
6.624% due 04/20/2031 •	1,113	1,114

Lehman XS Trust
5.369% due 06/25/2046 •	4,918	4,401
5.389% due 04/25/2036 •	2,170	1,831
5.429% due 03/25/2036 •	7,056	6,912
5.449% due 03/25/2037 •	10,979	10,057
5.569% due 06/25/2037 •	20,079	17,767

Lendbuzz Securitization Trust
4.970% due 10/15/2029	1,900	1,904

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029	275	275

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	$648	$635

Lendmark Funding Trust
5.530% due 06/21/2032	800	818

Long Beach Mortgage Loan Trust
5.269% due 05/25/2036 •	12,988	6,968
5.269% due 09/25/2036 •	1,156	745
5.289% due 11/25/2036 •	13,148	4,093
5.329% due 05/25/2046 •	40,578	12,661
5.529% due 10/25/2034 •	684	671
5.589% due 08/25/2033 •	737	728
5.674% due 08/25/2045 •	15,859	13,715
5.824% due 07/25/2034 •	4,493	4,404
6.019% due 10/25/2034 •	4	4
6.019% due 06/25/2035 •	13,980	13,668
6.394% due 03/25/2032 •	38	40

Lument Finance Trust, Inc.
6.381% due 06/15/2039 •	660	657

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	3,600	3,675
5.590% due 02/17/2032	4,504	4,528

Madison Park Funding Ltd.
6.321% due 10/22/2034 •	1,000	1,000
6.459% due 10/18/2030 •	7,922	7,932
6.484% due 10/21/2030 •	2,886	2,893
6.495% due 07/27/2031 •	1,936	1,946
6.534% due 04/20/2032 •	2,392	2,394
6.574% due 04/20/2030 •	1,644	1,645
6.643% due 10/15/2032 •	11,000	11,006

Magnetite Ltd.
6.451% due 10/15/2031 •	3,695	3,697
6.556% due 07/25/2031 •	4,186	4,193
6.746% due 01/25/2032 •	852	853
6.835% due 10/25/2033 •	11,000	11,006

Marathon CLO Ltd.
6.501% due 04/15/2032 •	4,692	4,696
6.662% due 01/20/2033 •	7,400	7,404

Marble Point CLO Ltd.
6.482% due 01/20/2032 •	949	950

Marlette Funding Trust
7.130% due 12/15/2033	2,746	2,797

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •	104	104

MASTR Asset-Backed Securities Trust
4.331% due 08/25/2033 •	591	631
5.229% due 08/25/2036 •	13,517	6,779
5.669% due 09/25/2034 •	486	423
5.719% due 12/25/2034 •	269	270
5.794% due 10/25/2034 •	425	411
5.869% due 10/25/2035 •	1,950	1,789
6.069% due 08/25/2037 •	11,301	8,925
10.969% due 11/25/2032 •	3,771	3,632

MASTR Specialized Loan Trust
6.244% due 05/25/2037 •	244	48

Mercedes-Benz Auto Lease Trust
4.570% due 12/15/2026	6,600	6,605

Meritage Mortgage Loan Trust
5.764% due 11/25/2035 •	6,181	5,951

Merrill Lynch First Franklin Mortgage Loan Trust
5.229% due 06/25/2037 •	1,428	1,437
7.969% due 10/25/2037 •	96	93

Merrill Lynch Mortgage Investors Trust
5.089% due 10/25/2037 •	5,910	913
5.129% due 09/25/2037 •	125	26
5.149% due 06/25/2037 •	6,464	1,707
5.469% due 05/25/2037 •	15,369	1,758
6.094% due 08/25/2036 •	1,762	1,858

MF1 LLC
6.702% due 03/19/2039 •	3,500	3,503
7.115% due 06/19/2037 •	16,360	16,386

MF1 Ltd.
6.209% due 10/16/2036 •	19,731	19,657
6.229% due 07/16/2036 •	21,476	21,375
6.315% due 02/19/2037 •	25,597	25,501
6.897% due 12/15/2035 •	9,506	9,527

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 05/25/2037 •	$71	$64
5.069% due 11/25/2036 •	7,320	3,503
5.099% due 01/25/2037 •	54,265	20,988
5.269% due 06/25/2036 •	462	395
5.309% due 03/25/2037 •	19,572	8,436
5.449% due 06/25/2036 •	5,786	4,990
5.464% due 03/25/2036 •	19,087	16,473
5.509% due 02/25/2036 •	2,492	2,355
5.509% due 03/25/2036 •	5,464	4,568
5.524% due 01/25/2036 •	7,117	5,824
5.629% due 11/25/2035 •	6,473	6,274
5.649% due 08/25/2034 •	756	707
5.824% due 07/25/2034 •	6,718	6,872
5.854% due 11/25/2034 •	1,699	1,653
5.959% due 03/25/2035 •	2,678	2,610
6.004% due 03/25/2035 •	3,788	3,406
6.969% due 07/25/2037 •	344	288

Morgan Stanley Dean Witter Capital, Inc. Trust
6.319% due 02/25/2033 •	27	28
7.444% due 01/25/2032 •	52	103

Morgan Stanley Mortgage Loan Trust
5.289% due 11/25/2036 •	551	45
5.489% due 10/25/2036 •	1,226	358

Mountain View CLO LLC
6.638% due 10/16/2029 •	85	85

Mountain View CLO Ltd.
6.683% due 07/15/2031 •	1,159	1,160
6.761% due 04/15/2034 •	3,400	3,406

Nassau Ltd.
6.813% due 01/15/2030 •	561	561

Nationstar Home Equity Loan Trust
5.389% due 03/25/2037 •	5,632	5,409
5.524% due 09/25/2036 •	5,483	5,219

Navient Private Education Loan Trust
3.910% due 12/15/2045	1,098	1,090
6.661% due 07/16/2040 •	1,821	1,826

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,131	1,061
1.330% due 04/15/2069	1,293	1,181
1.690% due 05/15/2069	896	835
2.600% due 08/15/2068	1,522	1,460
6.211% due 04/15/2069 •	1,455	1,456

Navient Student Loan Trust
6.191% due 12/15/2059 •	2,873	2,870
6.445% due 12/27/2066 •	6,579	6,598
7.042% due 03/15/2072 •	7,300	7,361
7.230% due 03/15/2072	4,300	4,631

Nelnet Student Loan Trust
6.195% due 09/25/2065 •	6,257	6,254
6.295% due 06/27/2067 •	15,026	15,031
6.640% due 02/20/2041	3,719	3,807
7.545% due 02/20/2041 •	4,000	4,008

Neuberger Berman Loan Advisers CLO Ltd.
6.873% due 10/24/2032 •	9,600	9,611

New Century Home Equity Loan Trust
3.632% due 06/20/2031 ~	1,117	1,049
5.329% due 05/25/2036 •	64	64
5.644% due 02/25/2036 •	6,763	6,533
5.650% due 08/25/2034 ~	56	59
5.749% due 03/25/2035 •	1,980	1,959
6.919% due 07/25/2035 •	23,614	19,827

Newark BSL CLO Ltd.
6.516% due 07/25/2030 •	716	717

Newcastle Mortgage Securities Trust
5.689% due 03/25/2036 •	7,700	7,585

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.464% due 03/25/2036 •	7,277	6,743

Northwoods Capital Ltd.
6.137% due 06/15/2031 •	4,000	4,000
6.363% due 11/13/2031 •	932	934

NovaStar Mortgage Funding Trust
5.169% due 03/25/2037 •	10	3
5.704% due 01/25/2036 •	25,000	24,166
5.709% due 02/25/2034 •	6,072	6,055
6.069% due 02/25/2034 •	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ocean Trails Clo
0.000% due 10/15/2034 •(c)	$1,000	$1,000
6.440% due 07/15/2034 •	7,500	7,505

OCP CLO Ltd.
6.621% due 04/26/2031 •	4,284	4,290
6.664% due 07/20/2029 •	779	780

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •	5,088	5,091
6.513% due 07/15/2029 •	2,809	2,811
6.533% due 04/15/2031 •	3,334	3,339

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	7,800	7,951

OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,791	1,717
6.842% due 09/15/2036 •	6,000	6,098

Oportun Issuance Trust
6.334% due 04/08/2031	261	262

Option One Mortgage Loan Trust
5.509% due 01/25/2036 •	25,000	23,294
5.749% due 02/25/2035 •	427	406
5.764% due 05/25/2034 •	8	9
6.469% due 02/25/2035 •	2,932	2,010

Option One Mortgage Loan Trust Asset-Backed Certificates
5.575% due 08/20/2030 •	1	1
5.869% due 08/25/2033 •	27	29

Oscar U.S. Funding LLC
4.470% due 03/12/2029 «	600	598
4.630% due 12/10/2027 «	2,300	2,301

OSD CLO Ltd.
6.417% due 04/17/2031 •	6,243	6,251

OZLM Ltd.
6.432% due 07/20/2030 •	944	945
6.482% due 10/20/2031 •	3,684	3,687
6.583% due 04/15/2031 •	2,586	2,588
6.767% due 10/30/2030 •	300	300

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	181	180
5.065% due 03/15/2032	2,400	2,409
5.331% due 01/15/2032	2,300	2,306
6.093% due 11/15/2031	1,014	1,024
6.117% due 12/15/2031	15,761	15,949
6.258% due 10/15/2031	2,584	2,611
6.278% due 10/15/2031	1,101	1,112
6.319% due 08/15/2031	984	997
6.811% due 05/15/2030	958	958
7.228% due 07/15/2031	179	179
7.400% due 03/15/2030 ~	2,820	2,840
8.258% due 12/16/2030 ~	4,684	4,733
8.609% due 07/15/2030 ~	284	289

Palmer Square CLO Ltd.
6.602% due 04/20/2035 •	15,600	15,608
6.832% due 10/20/2033 •	13,200	13,200

Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •	479	480
6.363% due 10/15/2029 •	1,445	1,446

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.019% due 10/25/2034 •	4,000	3,950

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029	2,500	2,517
5.040% due 09/15/2027	3,600	3,616

PFP Ltd.
6.915% due 09/17/2039 •	4,500	4,521

Popular ABS Mortgage Pass-Through Trust
3.330% due 01/25/2036 þ	152	141
3.533% due 11/25/2035 •	4,066	3,662

PRET LLC
2.487% due 07/25/2051 þ	2,754	2,739
2.487% due 10/25/2051 ~	1,042	1,042
2.487% due 10/25/2051 þ	10,855	10,819
3.721% due 07/25/2051 þ	15,389	15,269
4.744% due 07/25/2051 þ	5,805	5,743
4.843% due 09/25/2051 þ	24,941	24,876
4.868% due 07/25/2051 þ	3,282	3,247
5.000% due 06/25/2052 þ	408	405

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.963% due 09/25/2054 þ	$2,200	$2,211
7.143% due 01/25/2054 þ	1,520	1,555
7.143% due 03/25/2054 þ	2,959	3,003
8.112% due 11/25/2053 þ	2,676	2,717
8.232% due 09/25/2053 þ	3,402	3,490
8.497% due 10/25/2053 þ	18,577	18,949

PRET Trust
4.075% due 06/25/2064 ~	991	950

PRPM LLC
3.720% due 02/25/2027 þ	9,518	9,444

RAAC Trust
7.069% due 05/25/2044 •	500	496
8.719% due 12/25/2035 •	1,447	1,521

Rad CLO Ltd.
6.515% due 04/25/2032 •	3,299	3,303
6.665% due 07/24/2032 •	14,700	14,712
6.875% due 01/25/2033 •	7,800	7,800

RCKT Mortgage Trust
5.344% due 09/25/2044 þ	2,079	2,092
6.025% due 02/25/2044 ~	893	903

Reach ABS Trust
5.880% due 07/15/2031	1,245	1,254

Ready Capital Mortgage Financing LLC
7.229% due 10/25/2039 •	2,070	2,078

Regatta Funding Ltd.
6.311% due 01/15/2033 •	7,100	7,100
6.485% due 10/25/2031 •	8,229	8,237
6.602% due 04/20/2035 •	2,100	2,101
6.694% due 01/20/2035 •	11,100	11,111

Regional Management Issuance Trust
5.830% due 07/15/2036	900	932

Renaissance Home Equity Loan Trust
5.434% due 08/25/2035 þ	15	15
5.784% due 11/25/2034 þ	4,039	3,589
6.069% due 09/25/2037 •	672	284
6.169% due 08/25/2032 •	471	455
6.209% due 03/25/2033 •	8	7

Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032	535	541
7.130% due 01/26/2032	2,428	2,457

Residential Asset Mortgage Products Trust
5.509% due 02/25/2036 •	12,117	11,744
5.569% due 02/25/2036 •	448	447
5.569% due 05/25/2036 •	19,570	16,658
5.749% due 09/25/2035 •	2,450	2,383

Residential Asset Securities Corp. Trust
5.239% due 08/25/2036 •	3,902	3,849
5.259% due 06/25/2033 •	427	394
5.259% due 08/25/2036 •	18,508	16,637
5.614% due 01/25/2036 •	8,896	8,920
6.119% due 06/25/2035 •	3,500	3,486
6.619% due 07/25/2035 •	829	831
6.844% due 07/25/2035 •	3,000	2,828
6.889% due 07/25/2035 •	1,645	1,665
6.919% due 11/25/2034 •	2,653	2,679

Romark CLO Ltd.
6.574% due 04/20/2031 •	8,329	8,335

SACO Trust
5.329% due 05/25/2036 •	69	102
5.489% due 06/25/2036 •	15	15
5.719% due 07/25/2035 •	53	52

Sandstone Peak Ltd.
0.000% due 10/15/2034 •	6,300	6,300

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	7,900	8,036
5.910% due 06/15/2027	7,885	7,921

Saxon Asset Securities Trust
1.671% due 11/25/2035 •	758	523
2.091% due 03/25/2035 •	1,839	1,601
4.099% due 08/25/2035 •	3,578	3,707
5.209% due 05/25/2047 •	5,979	4,302
5.279% due 09/25/2037 •	694	663
6.719% due 12/25/2037 •	6,840	6,492
7.557% due 12/25/2032 •	2,971	2,757

SBNA Auto Lease Trust
5.210% due 04/16/2029	1,100	1,121

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.320% due 12/15/2028	$4,200	$4,244
5.560% due 11/22/2027	4,700	4,785
5.670% due 11/20/2026	3,200	3,218
5.700% due 03/15/2027	2,850	2,856
6.520% due 04/20/2028	1,000	1,031

SCCU Auto Receivables Trust
5.110% due 06/15/2029	2,800	2,842
5.160% due 05/15/2030	3,200	3,262
5.450% due 12/15/2027	6,300	6,336
5.700% due 10/16/2028	1,500	1,531
5.700% due 08/15/2029	700	723
5.850% due 05/17/2027	1,610	1,617

Securitized Asset-Backed Receivables LLC Trust
5.069% due 10/25/2036 •	4,388	1,494
5.149% due 05/25/2037 •	19,960	15,194
5.249% due 09/25/2036 •	11,939	6,867
5.269% due 12/25/2036 •	18,739	9,187
5.469% due 03/25/2036 •	3,348	2,092
5.749% due 02/25/2034 •	1,315	1,338

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027	1,534	1,538

SG Mortgage Securities Trust
5.229% due 07/25/2036 •	46,937	20,088

Shenton Aircraft Investment Ltd.
4.750% due 10/15/2042	6,016	5,770

Silver Rock CLO Ltd.
7.062% due 10/20/2033 •	7,700	7,711

SLM Private Credit Student Loan Trust
5.538% due 06/15/2039 •	1,061	1,040

SLM Student Loan Trust
6.521% due 07/25/2049	5,128	5,088
6.831% due 12/15/2033 •	10,813	10,689
7.321% due 10/25/2049	2,985	2,991

SMB Private Education Loan Trust
1.600% due 09/15/2054	13,608	12,694
2.880% due 09/15/2034	296	292
3.940% due 02/16/2055	12,493	12,180
5.380% due 01/15/2053	373	382
5.380% due 07/15/2053	38,952	40,035
5.500% due 06/17/2052	3,653	3,767
5.819% due 09/15/2054 •	5,763	5,738
6.442% due 06/17/2052 •	865	860
6.442% due 07/15/2053 •	19,476	19,295
6.792% due 02/16/2055 •	15,066	15,138
7.192% due 05/16/2050 •	785	799

SoFi Professional Loan Program LLC
2.370% due 11/16/2048	12,247	11,766

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	918	861

Sound Point CLO Ltd.
6.524% due 10/20/2030 •	5,532	5,536
6.526% due 07/25/2030 •	5,959	5,963
6.563% due 04/15/2031 •	10,293	10,297
6.565% due 01/25/2032 •	4,590	4,591
6.641% due 07/26/2031 •	5,808	5,811
6.664% due 01/21/2031 •	3,768	3,773
6.691% due 04/18/2031 •	8,241	8,249
6.726% due 10/25/2034 •	3,500	3,502
6.733% due 07/15/2034 •	7,000	7,006

Soundview Home Loan Trust
5.049% due 06/25/2037 •	3,401	2,297
5.139% due 07/25/2037 •	24,572	21,743
5.139% due 08/25/2037 •	21,566	18,650
5.219% due 08/25/2037 •	3,000	2,723
5.344% due 07/25/2036 •	11,113	9,381
5.584% due 02/25/2036 •	11,205	10,168
5.674% due 11/25/2035 •	879	867
5.869% due 10/25/2037 •	60,870	49,053
5.944% due 03/25/2036 •	2,200	2,078
5.969% due 09/25/2037 •	7,583	5,394
6.269% due 11/25/2033 •	8	8

Specialty Underwriting & Residential Finance Trust
5.199% due 04/25/2037 •	8,543	6,239
5.249% due 06/25/2037 •	25,897	24,765
5.269% due 06/25/2037 •	17,999	10,703
5.869% due 06/25/2036 •	9,654	9,285

Steele Creek CLO Ltd.
6.573% due 04/15/2031 •	14,089	14,102
6.614% due 04/21/2031 •	2,690	2,692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.813% due 10/15/2030 •	$2,999	$3,002

Structured Asset Investment Loan Trust
5.734% due 08/25/2035 •	583	568
6.244% due 12/25/2034 •	813	802
7.894% due 04/25/2033 •	3,731	3,838

Structured Asset Securities Corp. Mortgage Loan Trust
4.593% due 12/25/2034 •	806	798
5.124% due 09/25/2036 •	6,316	3,915
5.129% due 01/25/2037 •	4,262	4,085
5.229% due 05/25/2047 •	21,126	18,362
6.094% due 04/25/2035 •	471	477

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	5	4

Symphony CLO Ltd.
6.031% due 04/18/2033 •	2,400	2,400
6.875% due 04/25/2034 •	7,800	7,811
7.082% due 01/20/2037 •	1,700	1,712

Synchrony Card Funding LLC
3.370% due 04/15/2028	11,500	11,416

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •	9,778	9,786

TCW CLO Ltd.
6.395% due 08/16/2034 •	7,200	7,204
6.516% due 04/25/2031 •	9,461	9,466

Tesla Electric Vehicle Trust
5.380% due 06/20/2028	25,000	25,412
5.380% due 02/20/2029	12,500	12,841
5.540% due 12/21/2026	10,183	10,217
5.865% due 12/21/2026 •	21,374	21,380

TIAA CLO Ltd.
6.422% due 01/20/2032 •	24,100	24,108
6.698% due 01/16/2031 •	336	336

Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	886	895
6.290% due 05/25/2064 ~	5,603	5,675

TPG Real Estate Finance Issuer Ltd.
6.397% due 03/15/2038 •	3,807	3,778
6.733% due 02/15/2039 •	6,385	6,361

Tralee Clo Ltd.
6.505% due 10/25/2032 •	1,000	1,001

Trestles CLO Ltd.
6.714% due 10/20/2034 •	2,400	2,403

Tricolor Auto Securitization Trust
6.360% due 12/15/2027	444	448

Tricon American Homes
1.499% due 07/17/2038	26,320	25,217
2.049% due 07/17/2038	5,280	5,060
2.249% due 07/17/2038	3,300	3,163

Trinitas CLO Ltd.
6.615% due 01/25/2034 •	5,100	5,112
6.625% due 01/25/2034 •	9,400	9,409
6.644% due 07/20/2031 •	1,542	1,543
6.655% due 04/25/2033 •	8,300	8,311

TruPS Financials Note Securitization Ltd.
6.645% due 09/20/2039 •	11,451	11,351

TSTAT Ltd.
6.432% due 07/20/2037 •	28,900	28,907

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~	30	29

United Auto Credit Securitization Trust
6.170% due 08/10/2026	293	293

Upstart Pass-Through Trust
3.800% due 04/20/2030	1,247	1,235
7.900% due 10/20/2028	10,228	10,404

Upstart Securitization Trust
3.120% due 03/20/2032	343	343

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	429	413

Venture CLO Ltd.
6.370% due 09/07/2030 •	6,856	6,863
6.444% due 10/20/2028 •	372	372
6.594% due 07/20/2030 •	6,721	6,726
6.623% due 07/15/2031 •	1,781	1,782
6.644% due 01/20/2029 •	2,264	2,265
6.677% due 07/30/2032 •	12,900	12,914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •	$92,200	$92,384

Veros Auto Receivables Trust
6.280% due 11/15/2027	608	612

Voya CLO Ltd.
6.482% due 07/20/2032 •	2,100	2,101
6.563% due 10/15/2030 •	3,549	3,553
6.623% due 04/15/2031 •	2,753	2,756
6.627% due 10/17/2032 •	28,900	28,923

VStrong Auto Receivables Trust
5.790% due 08/16/2027	513	515

Washington Mutual Asset-Backed Certificates Trust
4.238% due 10/25/2036 •	75	27

Wellfleet CLO Ltd.
6.744% due 10/20/2031 •	16,447	16,463

Wells Fargo Home Equity Asset-Backed Securities Trust
5.314% due 01/25/2037 •	4,813	4,750
5.609% due 03/25/2037 •	230	219

Westlake Automobile Receivables Trust
5.560% due 02/15/2028	1,400	1,421
5.750% due 08/16/2027	7,300	7,353
5.960% due 10/15/2026	2,050	2,055
6.002% due 08/16/2027 •	3,300	3,305

Wind River CLO Ltd.
6.591% due 07/18/2031 •	450	450
6.643% due 07/15/2031 •	10,741	10,755
6.703% due 01/15/2031 •	454	454

World Omni Auto Receivables Trust
5.270% due 09/17/2029	2,200	2,257
5.480% due 09/15/2027	500	503
5.772% due 09/15/2027 •	500	500

World Omni Select Auto Trust
4.980% due 02/15/2030	20,000	20,302
5.370% due 02/15/2028	20,000	20,142

Total Asset-Backed Securities (Cost $4,489,332)		4,405,252

SHORT-TERM INSTRUMENTS 0.0%

SHORT-TERM NOTES 0.0%

GreenSky Home Improvement Trust
5.850% due 06/25/2025	177	177

U.S. TREASURY BILLS 0.0%
4.764% due 11/05/2024 (d)(e)(k)	158	157

Total Short-Term Instruments (Cost $334)		334

Total Investments in Securities (Cost $10,768,053)		10,617,522

	SHARES
INVESTMENTS IN AFFILIATES 2.8%

SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%

PIMCO Short-Term Floating NAV Portfolio III	19,361,824	188,526

Total Short-Term Instruments (Cost $188,494)		188,526

Total Investments in Affiliates (Cost $188,494)		188,526

Total Investments 158.7% (Cost $10,956,547)		$10,806,048

Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $36,599)		3,422

Other Assets and Liabilities, net (58.7)%		(3,998,527)

Net Assets 100.0%		$6,810,943

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
SAL	5.290%	09/16/2024	10/15/2024	$(85,646)	$(85,834)

Total Reverse Repurchase Agreements					$(85,834)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/01/2054	$25,918	$(24,934)	$(24,893)
Uniform Mortgage-Backed Security, TBA	4.500	12/01/2054	3,600	(3,565)	(3,543)

Total Short Sales (0.4)%				$(28,499)	$(28,436)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$0	$(85,834)	$0	$(85,834)	$88,152	$2,318

Total Borrowings and Other Financing Transactions	$0	$(85,834)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(85,834)	$0	$0	$(85,834)

Total Borrowings	$0	$(85,834)	$0	$0	$(85,834)

Payable for reverse repurchase agreements					$(85,834)

(g)	Securities with an aggregate market value of $88,152 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(70,250) at a weighted average interest rate of 5.452%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	809	$	168,468	$352	$0	$(303)
U.S. Treasury 10-Year Note December Futures	12/2024	2,506		286,389	(594)	0	(1,136)

					$(242)	$0	$(1,439)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	97	$	(23,270)	$436	$22	$0
3-Month SOFR Active Contract December Futures	03/2026	104		(25,220)	220	23	0
3-Month SOFR Active Contract June Futures	09/2025	99		(23,956)	258	32	0
3-Month SOFR Active Contract March Futures	06/2025	89		(21,468)	295	28	0
3-Month SOFR Active Contract March Futures	06/2026	99		(24,014)	197	19	0
3-Month SOFR Active Contract September Futures	12/2024	114		(27,152)	689	7	0
3-Month SOFR Active Contract September Futures	12/2025	81		(19,629)	183	22	0
U.S. Treasury 30-Year Bond December Futures	12/2024	748		(92,892)	453	514	0

					$2,731	$667	$0

Total Futures Contracts					$2,489	$667	$(1,439)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.993%	Annual	10/13/2024	$4,100	$(28)	$(74)	$(102)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	9,800	(60)	(190)	(250)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	3,900	(25)	(70)	(95)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	3,900	(27)	(63)	(90)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	3,900	(27)	(61)	(88)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	3,900	(27)	(60)	(87)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	4,100	(28)	(74)	(102)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	4,200	(29)	(81)	(110)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	4,200	(30)	(68)	(98)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	3,900	(25)	(69)	(94)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	3,900	(26)	(72)	(98)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	2,500	(16)	(48)	(64)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	5,100	(18)	(66)	(84)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	5,100	(18)	(71)	(89)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	7,700	(24)	(107)	(131)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	7,700	(24)	(98)	(122)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	197,400	(14)	5,690	5,676	43	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	98,200	11	2,810	2,821	17	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	4,200	(33)	(59)	(92)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	2,100	(16)	(30)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	8,300	(65)	(117)	(182)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	4,800	(37)	(63)	(100)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	4,100	(31)	(57)	(88)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	623	630	23	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	513	502	16	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(2,525)	(3,826)	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	4,157	1,172	282	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	394	397	120	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	165	125	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	1,575	3,949	203	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(850)	(871)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(285)	(292)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(575)	(593)	0	(19)

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.418%	Semi-Annual	01/20/2027	$5,000	$(5)	$(285)	$(290)	$0	$(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(525)	(545)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(427)	(439)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(579)	(603)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(605)	(639)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(410)	(438)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(408)	(436)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	421	922	26	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(595)	(666)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	187	704	27	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(364)	(414)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(260)	(321)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(120)	(179)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(23)	(53)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(1,109)	(1,374)	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	(30)	(30)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	(65)	(65)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	(43)	(43)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(4,306)	(6,710)	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	(9)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	189	186	59	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(745)	(755)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(3,338)	(2,755)	0	(90)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	1,476	1,162	0	(494)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	644	642	20	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(262)	(267)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(418)	(428)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(244)	(9,069)	(9,313)	0	(238)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	15,840	(514)	(34)	(548)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(620)	(643)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(423)	(442)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(289)	(454)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,660	(716)	209	(507)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	361,720	4,175	(10,258)	(6,083)	921	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	5,900	(37)	(25)	(62)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	5,900	(37)	(12)	(49)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	1,056	1,034	40	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	865	1,115	32	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	117,740	215	(3,264)	(3,049)	292	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	49,400	(422)	5,093	4,671	136	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	2,655	2,292	79	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	4,800	(17)	10	(7)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	4,000	(14)	(20)	(34)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	1,700	(5)	9	4	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	1,113	1,100	39	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	27,602	37,354	889	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	1,498	3,641	530	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	(82)	(82)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	(194)	(194)	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	(174)	(174)	102	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	(218)	(218)	101	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	(428)	(428)	182	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	(334)	(334)	128	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	(628)	(628)	230	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	(635)	(635)	230	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	(289)	(289)	102	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	(323)	(323)	101	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	(269)	(269)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	(229)	(229)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	(382)	(382)	86	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	(641)	(641)	142	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	(490)	(490)	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	(348)	(348)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	(348)	(348)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	(355)	(355)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	14,800	0	(240)	(240)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	(366)	(366)	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	(372)	(372)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	(385)	(385)	68	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,254	1,283	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	(1,224)	382	612	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.250%	Annual	03/20/2031	$17,670	$(812)	$(91)	$(903)	$54	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(4,189)	(7,424)	0	(122)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	(17,822)	(11,485)	1,355	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,403	1,359	28	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(802)	(816)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(788)	(798)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(512)	(521)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(510)	(518)	0	(11)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	(1,157)	(1,110)	89	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(493)	(503)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(638)	(652)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(453)	(464)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(811)	(835)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	194	204	5	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	316	328	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(673)	(693)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(730)	(753)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(241)	(251)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(2,555)	(2,670)	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,242)	(1,303)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(5,369)	(10,652)	0	(200)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(3,353)	(5,856)	0	(146)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(37)	(52)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(36)	(51)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(83)	(157)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	5	(5)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	2	(9)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	1	(2)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(21)	(30)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	19	1	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(36)	(45)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	270	411	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	969	0	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	850	(850)	0	95	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	2,969	1,596	0	(154)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	14,440	(97)	(464)	(561)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(8,595)	(8,764)	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	14,833	27,352	200	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	6,717	6,544	65	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	20,231	19,705	194	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(319)	(327)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(308)	(317)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	30,687	51,624	568	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(66)	(78)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	845	5,074	168	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	(2,124)	3,314	435	0

Total Swap Agreements						$45,919	$30,574	$76,493	$10,121	$(2,732)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$667	$10,121	$10,788	$0	$(1,439)	$(2,732)	$(4,171)

(i)

Securities with an aggregate market value of $49,875 and cash of $51,180 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$	91.109	10/08/2024	7,800	$(41)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		94.109	10/08/2024	7,800	(37)	(153)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		91.125	10/08/2024	5,800	(33)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054		94.125	10/08/2024	5,800	(28)	(113)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054		98.641	10/08/2024	5,800	(20)	(11)

Total Written Options						$(159)	$(277)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$ 57	$0	$0	$0	$0

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	0	(1)	1	0	0

						$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$8,698	$(2,436)	$1,741	$0	$(695)

DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	110	(44)	22	0	(22)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	36	(1)	1	0	0

FBF	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	225	(191)	174	0	(17)

GST	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	(295)	0	(63)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	(834)	0	(918)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	524	(23)	23	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,115	(5,027)	5,017	0	(10)

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	69	0	(4)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	22,657	(1,038)	1,040	2	0

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	(9)	0	(47)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	(63)	0	(68)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	522	0	(66)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	(313)	0	(116)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	135,000	(340)	(126)	0	(466)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(728)	0	(428)

						$(9,160)	$6,242	$2	$(2,920)

Total Swap Agreements						$(9,161)	$6,243	$2	$(2,920)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$0	$(695)	$(695)	$(695)	$333	$(362)
DUB	0	0	0	0	0	0	(22)	(22)	(22)	199	177
FBF	0	0	0	0	0	0	(17)	(17)	(17)	117	100
GST	0	0	0	0	0	0	(991)	(991)	(991)	1,169	178
JPM	0	0	0	0	0	(153)	0	(153)	(153)	18	(135)
JPS	0	0	2	2	0	0	(4)	(4)	(2)	0	(2)
MYC	0	0	0	0	0	0	(115)	(115)	(115)	285	170
SAL	0	0	0	0	0	(124)	(1,076)	(1,200)	(1,200)	1,371	171

Total Over the Counter	$0	$0	$2	$2	$0	$(277)	$(2,920)	$(3,197)

(k)

Securities with an aggregate market value of $3,492 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$667	$667
Swap Agreements	0	0	0	0	10,121	10,121

	$0	$0	$0	$0	$10,788	$10,788

Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

	$0	$2	$0	$0	$10,788	$10,790

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,439	$1,439
Swap Agreements	0	0	0	0	2,732	2,732

	$0	$0	$0	$0	$4,171	$4,171

Over the counter
Written Options	$0	$0	$0	$0	$277	$277
Swap Agreements	0	2,920	0	0	0	2,920

	$0	$2,920	$0	$0	$277	$3,197

	$0	$2,920	$0	$0	$4,448	$7,368

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,928	$6,928
Swap Agreements	0	0	0	0	11,541	11,541

	$0	$0	$0	$0	$18,469	$18,469

Over the counter
Written Options	$0	$0	$0	$0	$949	$949
Swap Agreements	0	4,153	0	0	0	4,153

	$0	$4,153	$0	$0	$949	$5,102

	$0	$4,153	$0	$0	$19,418	$23,571

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,450)	$(1,450)
Swap Agreements	0	0	0	0	(89,721)	(89,721)

	$0	$0	$0	$0	$(91,171)	$(91,171)

Over the counter
Written Options	$0	$0	$0	$0	$(124)	$(124)
Swap Agreements	0	(2,783)	0	0	0	(2,783)

	$0	$(2,783)	$0	$0	$(124)	$(2,907)

	$0	$(2,783)	$0	$0	$(91,295)	$(94,078)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,037	$0	$17,037
Industrials	0	1,864	0	1,864
U.S. Government Agencies	0	4,322,337	0	4,322,337
U.S. Treasury Obligations	0	94,264	0	94,264
Non-Agency Mortgage-Backed Securities	0	1,763,182	13,252	1,776,434
Asset-Backed Securities	0	4,402,353	2,899	4,405,252
Short-Term Instruments
Short-Term Notes	0	177	0	177
U.S. Treasury Bills	0	157	0	157

	$0	$10,601,371	$16,151	$10,617,522

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$188,526	$0	$0	$188,526

Total Investments	$188,526	$10,601,371	$16,151	$10,806,048

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(28,436)	$0	$(28,436)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	10,788	0	10,788
Over the counter	0	2	0	2

	$0	$10,790	$0	$10,790

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,171)	0	(4,171)
Over the counter	0	(2,463)	(734)	(3,197)

	$0	$(6,634)	$(734)	$(7,368)

Total Financial Derivative Instruments	$0	$4,156	$(734)	$3,422

Totals	$188,526	$10,577,091	$15,417	$10,781,034

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.2%

BRAZIL 7.4%

CORPORATE BONDS & NOTES 1.5%

Banco BTG Pactual SA
4.500% due 01/10/2025		$1,400	$1,396

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		4,560	4,576

Centrais Eletricas Brasileiras SA
3.625% due 02/04/2025		400	398

			6,370

SOVEREIGN ISSUES 5.9%

Brazil Government International Bond
6.000% due 04/07/2026		200	205
6.125% due 03/15/2034		5,000	5,108
7.125% due 05/13/2054		10,000	10,371

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (b)	BRL	700	128
0.000% due 04/01/2025 (b)		51,200	8,910

			24,722

Total Brazil (Cost $30,541)			31,092

CHILE 4.6%

CORPORATE BONDS & NOTES 0.9%

Banco del Estado de Chile
2.704% due 01/09/2025		$800	795

Banco Santander Chile
2.700% due 01/10/2025		700	695

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		500	476
4.700% due 05/07/2050		2,000	1,776

			3,742

SOVEREIGN ISSUES 3.7%

Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	7,739
3.100% due 01/22/2061		$500	334
4.340% due 03/07/2042		5,000	4,579
4.850% due 01/22/2029		3,000	3,070

			15,722

Total Chile (Cost $19,899)			19,464

COLOMBIA 7.6%

CORPORATE BONDS & NOTES 0.8%

Ecopetrol SA
5.375% due 06/26/2026		$467	466
8.375% due 01/19/2036		2,700	2,763

			3,229

SOVEREIGN ISSUES 6.8%

Colombia Government International Bond
3.125% due 04/15/2031		200	166
3.875% due 04/25/2027		19,800	19,128
8.000% due 04/20/2033		8,000	8,597
8.000% due 11/14/2035		800	855

			28,746

Total Colombia (Cost $30,987)			31,975

DOMINICAN REPUBLIC 0.7%

SOVEREIGN ISSUES 0.7%

Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,384
5.950% due 01/25/2027		200	203
6.875% due 01/29/2026		400	408

Total Dominican Republic (Cost $3,260)			2,995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Adani Renewable Energy RJ Ltd.
4.625% due 10/15/2039		$1,035	$887

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		1,000	971

Total India (Cost $2,034)			1,858

INDONESIA 3.4%

CORPORATE BONDS & NOTES 0.5%

Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		$2,000	1,992
5.375% due 05/05/2045		200	202

			2,194

SOVEREIGN ISSUES 2.9%

Indonesia Government International Bond
3.500% due 02/14/2050		2,000	1,599
4.750% due 07/18/2047		755	745
5.125% due 01/15/2045		1,865	1,915
5.250% due 01/17/2042		500	520
5.250% due 01/08/2047		1,249	1,298
5.950% due 01/08/2046		918	1,029
6.750% due 01/15/2044		2,400	2,934
7.750% due 01/17/2038		1,025	1,316

Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		1,000	988

			12,344

Total Indonesia (Cost $16,089)			14,538

ISRAEL 3.4%

SOVEREIGN ISSUES 3.4%

Israel Government International Bond
3.375% due 01/15/2050		$5,400	3,679
3.875% due 07/03/2050		5,000	3,672
5.500% due 03/12/2034		7,000	7,051

Total Israel (Cost $18,487)			14,402

IVORY COAST 1.1%

SOVEREIGN ISSUES 1.1%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,447
5.875% due 10/17/2031		2,000	2,112

Total Ivory Coast (Cost $4,751)			4,559

		SHARES
LUXEMBOURG 5.4%

COMMON STOCKS 1.0%

Drillco Holding Lux SA «(d)		123,735	3,051

Forsea Holding SA «		48,750	1,202

			4,253

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.4%

FORESEA Holding SA
7.500% due 06/15/2030		$2,149	2,060

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		200	207
6.103% due 08/23/2042		3,300	3,421
6.129% due 02/23/2038		7,000	7,419
6.510% due 02/23/2042		5,000	5,385

			18,492

Total Luxembourg (Cost $19,849)			22,745

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 0.8%

CORPORATE BONDS & NOTES 0.8%

Petronas Capital Ltd.
3.500% due 04/21/2030		$2,500	$2,399
4.550% due 04/21/2050		500	465
4.800% due 04/21/2060		200	192

Petronas Energy Canada Ltd.
2.112% due 03/23/2028		500	465

Total Malaysia (Cost $3,760)			3,521

MAURITIUS 1.2%

CORPORATE BONDS & NOTES 1.2%

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,993
5.950% due 07/29/2026		2,000	1,997

Total Mauritius (Cost $5,025)			4,990

MEXICO 10.7%

CORPORATE BONDS & NOTES 1.4%

Coca-Cola Femsa SAB de CV
1.850% due 09/01/2032		$2,150	1,768

Petroleos Mexicanos
6.700% due 02/16/2032		498	447
7.690% due 01/23/2050		500	391
10.000% due 02/07/2033		3,100	3,287

			5,893

SOVEREIGN ISSUES 9.3%

Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	316
2.750% due 11/27/2031 (c)	MXN	203,375	9,017
3.000% due 12/03/2026 (c)		28,205	1,351
4.000% due 11/30/2028 (c)		51,957	2,550
4.000% due 08/24/2034 (c)		217,148	10,271
4.490% due 05/25/2032	EUR	3,000	3,380
4.750% due 04/27/2032		$3,000	2,892
5.000% due 04/27/2051		7,300	6,174
6.000% due 05/07/2036		1,200	1,225
6.400% due 05/07/2054		2,000	2,005

			39,181

Total Mexico (Cost $50,318)			45,074

PARAGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Paraguay Government International Bond
4.950% due 04/28/2031		$1,000	999

Total Paraguay (Cost $1,116)			999

PERU 1.6%

SOVEREIGN ISSUES 1.6%

Peru Government International Bond
2.783% due 01/23/2031		$1,000	894
5.375% due 02/08/2035		1,000	1,027
5.625% due 11/18/2050		2,680	2,771
5.875% due 08/08/2054		1,000	1,052
6.350% due 08/12/2028	PEN	3,500	994

Total Peru (Cost $8,149)			6,738

POLAND 0.5%

SOVEREIGN ISSUES 0.5%

Poland Government International Bond
5.125% due 09/18/2034		$2,000	2,059

Total Poland (Cost $1,970)			2,059

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 5.5%

CORPORATE BONDS & NOTES 0.2%

QatarEnergy
2.250% due 07/12/2031		$700	$617

SOVEREIGN ISSUES 5.3%

Qatar Government International Bond
3.400% due 04/16/2025		3,200	3,182
3.750% due 04/16/2030		4,100	4,058
4.000% due 03/14/2029		3,200	3,208
4.400% due 04/16/2050		7,000	6,513
4.500% due 04/23/2028		2,000	2,042
4.817% due 03/14/2049		1,200	1,187
5.103% due 04/23/2048		2,000	2,060

			22,250

Total Qatar (Cost $23,106)			22,867

ROMANIA 4.4%

SOVEREIGN ISSUES 4.4%

Romania Government International Bond
2.000% due 01/28/2032	EUR	3,000	2,718
2.000% due 04/14/2033		3,000	2,600
3.624% due 05/26/2030		3,000	3,195
5.375% due 03/22/2031		3,000	3,425
5.625% due 05/30/2037		6,000	6,604

Total Romania (Cost $17,280)			18,542

SAUDI ARABIA 8.5%

CORPORATE BONDS & NOTES 2.4%

Saudi Arabian Oil Co.
5.250% due 07/17/2034		$3,000	3,089
5.750% due 07/17/2054		3,000	3,044
5.875% due 07/17/2064		4,000	4,053

			10,186

SOVEREIGN ISSUES 6.1%

Saudi Government International Bond
3.250% due 10/26/2026		400	393
4.750% due 01/18/2028		5,000	5,105
4.750% due 01/16/2030		5,000	5,116
4.875% due 07/18/2033		5,000	5,092
5.000% due 01/18/2053		2,000	1,858
5.750% due 01/16/2054		8,000	8,190

			25,754

Total Saudi Arabia (Cost $34,758)			35,940

SERBIA 4.3%

SOVEREIGN ISSUES 4.3%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	2,982
1.500% due 06/26/2029		5,400	5,362
1.650% due 03/03/2033		150	132
2.050% due 09/23/2036		2,500	2,076
3.125% due 05/15/2027		6,900	7,546

Total Serbia (Cost $21,243)			18,098

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 11.8%

SOVEREIGN ISSUES 11.8%

South Africa Government International Bond
4.875% due 04/14/2026		$200	$200
5.750% due 09/30/2049		400	333
10.500% due 12/21/2026	ZAR	809,300	49,216

Total South Africa (Cost $54,470)			49,749

TURKEY 1.3%

SOVEREIGN ISSUES 1.3%

Turkey Government International Bond
7.625% due 05/15/2034		$5,000	5,319

Total Turkey (Cost $4,918)			5,319

UNITED ARAB EMIRATES 2.9%

CORPORATE BONDS & NOTES 0.5%

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		$2,000	1,997

SOVEREIGN ISSUES 2.4%

Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031		2,100	1,823
2.700% due 09/02/2070		4,500	2,793
3.125% due 04/16/2030		4,900	4,690
3.875% due 04/16/2050		793	667

			9,973

Total United Arab Emirates (Cost $14,593)			11,970

UNITED STATES 6.0%

ASSET-BACKED SECURITIES 0.0%

GSAA Home Equity Trust
5.569% due 03/25/2037 •		$176	71

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •		201	56

			127

CORPORATE BONDS & NOTES 0.7%

Rio Oil Finance Trust
8.200% due 04/06/2028		396	406
9.750% due 01/06/2027		2,473	2,561

			2,967

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Banc of America Mortgage Trust
4.859% due 02/25/2036 ~		4	4

Chase Mortgage Finance Trust
4.684% due 03/25/2037 ~		12	11

Citigroup Mortgage Loan Trust
5.676% due 07/25/2046 ~		8	7
6.235% due 03/25/2034 ~		2	1

Countrywide Home Loan Mortgage Pass-Through Trust
4.511% due 10/20/2035 ~		2	2
4.844% due 09/25/2047 ~		5	4

HarborView Mortgage Loan Trust
6.031% due 08/19/2036 ~		0	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luminent Mortgage Trust
5.329% due 12/25/2036 •	$4	$4

MASTR Adjustable Rate Mortgages Trust
5.449% due 05/25/2037 •	84	35

Merrill Lynch Alternative Note Asset Trust
4.779% due 06/25/2037 ~	78	39
5.569% due 03/25/2037 •	215	52

Merrill Lynch Mortgage-Backed Securities Trust
4.271% due 04/25/2037 ~	15	13

Morgan Stanley Mortgage Loan Trust
6.940% due 06/25/2036 ~	3	3

Sequoia Mortgage Trust
5.133% due 01/20/2047 ~	6	4

WaMu Mortgage Pass-Through Certificates Trust
3.427% due 05/25/2037 ~	18	14
3.745% due 01/25/2037 ~	15	13
3.843% due 04/25/2037 ~	10	9
4.240% due 12/25/2036 ~	9	8
4.306% due 12/25/2036 ~	32	29
4.918% due 09/25/2036 ~	13	11

		264

U.S. TREASURY OBLIGATIONS 5.2%

U.S. Treasury Bonds
4.625% due 05/15/2054	20,000	21,698

Total United States (Cost $23,359)		25,056

SHORT-TERM INSTRUMENTS 1.5%

U.S. TREASURY BILLS 1.5%
4.831% due 10/24/2024 - 12/19/2024 (a)(b)(g)	$6,201	6,154

Total Short-Term Instruments (Cost $6,153)		6,154

Total Investments in Securities (Cost $416,115)		400,704

	SHARES
INVESTMENTS IN AFFILIATES 5.5%

SHORT-TERM INSTRUMENTS 5.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%

PIMCO Short-Term Floating NAV Portfolio III	2,361,386	22,993

Total Short-Term Instruments (Cost $22,963)		22,993

Total Investments in Affiliates (Cost $22,963)		22,993

Total Investments 100.7% (Cost $439,078)		$423,697

Financial Derivative Instruments (e)(f) 0.2% (Cost or Premiums, net $(337))		656

Other Assets and Liabilities, net (0.9)%		(3,430)

Net Assets 100.0%		$420,923

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

(d) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$2,475	$3,051	0.72%

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2024	124	$11,462	$90	$0	$0
U.S. Treasury 10-Year Note December Futures	12/2024	18	2,057	2	0	(8)

Total Futures Contracts				$92	$0	$(8)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
iTraxx Asia Ex-Japan 42 5-Year Index	1.000%	Quarterly	12/20/2029	$2,200	$31	$2	$33	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.853%	Maturity	01/02/2025	BRL	30,900	$0	$(195)	$(195)	$0	$0
Pay	1-Year BRL-CDI	11.038	Maturity	01/02/2025		82,800	0	(445)	(445)	0	(1)
Pay	1-Year BRL-CDI	11.108	Maturity	01/02/2025		93,300	0	(469)	(469)	0	(1)
Pay	1-Year BRL-CDI	11.228	Maturity	01/02/2025		90,800	0	(404)	(404)	0	(1)
Pay	1-Year BRL-CDI	12.255	Maturity	01/02/2025		290,000	0	(82)	(82)	0	(1)
Pay	1-Year BRL-CDI	12.420	Maturity	01/02/2025		40,000	0	15	15	0	0
Pay	1-Year BRL-CDI	12.649	Maturity	01/02/2025		85,000	0	117	117	0	0
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027		38,500	0	(331)	(331)	0	(8)
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027		32,100	0	(466)	(466)	0	(6)
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027		132,400	0	(1,842)	(1,842)	0	(27)
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027		30,000	0	(38)	(38)	0	(6)
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027		101,000	0	(34)	(34)	0	(20)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	16,500	(345)	(263)	(608)	0	(43)

							$(345)	$(4,437)	$(4,782)	$0	$(114)

Total Swap Agreements							$(314)	$(4,435)	$(4,749)	$0	$(115)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(8)	$(115)	$(123)

Cash of $3,564 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$14,513	CNH	103,880	$331	$0

BOA	10/2024	KRW	5,155,039		$3,855	0	(57)
	10/2024		$1,824	PLN	7,094	18	0
	10/2024		270	SGD	351	3	0
	02/2025	CNH	15,704		$2,199	0	(65)

BPS	10/2024	BRL	86,405		15,280	0	(581)
	10/2024	CNH	117,870		16,397	0	(447)
	10/2024	EUR	454		502	0	(4)
	10/2024	JPY	526,099		3,654	0	(7)
	10/2024	KRW	15,672,209		11,711	0	(182)
	10/2024	NZD	1,366		855	0	(13)
	10/2024	SEK	5,522		541	0	(3)
	10/2024		$15,860	BRL	86,405	1	0
	10/2024		4,698	CNH	33,513	91	0
	10/2024		16,051	NZD	25,788	333	0
	10/2024		3	TRY	122	0	0
	11/2024	CNH	174,234		$24,145	0	(805)
	11/2024	TWD	476,598		14,941	0	(189)
	12/2024	CNH	153,778		21,367	0	(691)
	12/2024		$3,998	CNH	28,671	115	0
	12/2024		2,944	MXN	59,329	37	0
	01/2025	CNH	33,431		$4,680	0	(128)

BRC	10/2024	GBP	43,752		57,720	0	(775)
	10/2024	IDR	390,868		25	0	0
	10/2024	ILS	3,910		1,051	4	(2)
	10/2024	NZD	7,273		4,595	0	(25)
	10/2024	TRY	1,843		52	0	(2)
	10/2024		$652	AUD	959	11	0
	10/2024		39	CHF	33	0	0
	10/2024		250	ILS	939	2	0
	10/2024		4,396	PLN	16,875	0	(14)
	10/2024		288	SEK	2,911	0	(1)
	10/2024		2,086	TRY	73,949	72	0
	11/2024	CHF	33		$39	0	0
	11/2024	SEK	2,906		288	1	0
	11/2024		$4,595	NZD	7,273	26	0
	11/2024		33,794	TRY	1,250,555	725	(26)
	12/2024	TRY	903		$24	0	0
	12/2024		$2,747	TRY	103,336	69	0
	02/2025		2,199	CNH	15,696	63	0
	07/2025		1,400	TRY	63,625	19	0

BSH	10/2024	BRL	30,300		$5,562	0	0
	10/2024		$5,507	BRL	30,300	55	0
	04/2025	BRL	31,900		$5,650	0	(56)

CBK	10/2024		72,080		13,214	0	(18)
	10/2024	ILS	3,115		854	19	(1)
	10/2024	KRW	11,895,877		8,891	0	(134)
	10/2024	THB	1,314		40	0	(1)
	10/2024		$13,230	BRL	72,080	1	0
	10/2024		6,844	CNH	48,512	88	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$14,872	IDR	230,303,152	$273	$0
	10/2024		1,105	ILS	4,047	0	(19)
	10/2024		92,423	INR	7,773,405	259	0
	10/2024		963	JPY	135,900	0	(17)
	10/2024		3,153	ZAR	57,491	170	0
	11/2024	CNH	141,463		$19,706	0	(552)
	11/2024	TWD	1,937,596		60,856	22	(676)
	11/2024		$22,123	BRL	122,358	255	0
	12/2024	MXN	149,989		$7,712	183	0
	01/2025		$4,677	CNH	33,387	125	0

DUB	10/2024	KRW	11,251,804		$8,429	0	(108)
	10/2024	SGD	27		20	0	0
	10/2024		$9,641	PLN	37,230	44	(16)
	11/2024		1,756	TRY	65,352	72	0
	11/2024		1,695	TWD	55,413	64	0
	12/2024		41,109	CNH	293,508	1,011	0
	02/2025	PEN	4,738		$1,265	0	(11)
	02/2025		$7,971	MXN	161,263	53	0

FAR	10/2024	AUD	6,826		$4,692	0	(27)
	10/2024	BRL	11,020		2,023	0	0
	10/2024	JPY	32,877		229	0	0
	10/2024	NZD	17,149		10,780	0	(115)
	10/2024		$1,995	BRL	11,020	28	0
	10/2024		145,127	EUR	129,783	0	(659)
	10/2024		5,011	JPY	721,842	12	0
	11/2024	EUR	129,783		$145,326	659	0
	11/2024	JPY	718,514		5,011	0	(12)
	11/2024		$4,694	AUD	6,826	27	0
	11/2024		10,781	NZD	17,149	116	0

GLM	10/2024	BRL	95,699		$17,776	263	(55)
	10/2024	EUR	86,495		96,311	29	0
	10/2024		$17,566	BRL	95,699	1	0
	10/2024		292	IDR	4,513,880	5	0
	10/2024		646	ILS	2,402	0	(2)
	10/2024		2,789	INR	234,551	8	0
	10/2024		451	SGD	587	5	0
	11/2024	MXN	52,747		$2,640	0	(16)
	11/2024	TWD	1,733		54	0	(1)
	12/2024	MXN	21,485		1,099	21	0
	12/2024		$13,841	BRL	76,214	50	0
	02/2025		3,590	MXN	73,101	48	0
	04/2025	BRL	19,300		$3,479	27	0

IND	10/2024	KRW	5,293,720		3,953	0	(64)
	10/2024		$640	IDR	9,885,602	10	0
	11/2024	TWD	55,092		$1,707	0	(42)

JPM	10/2024	BRL	235,577		43,181	0	(63)
	10/2024	CNH	161,551		22,575	0	(510)
	10/2024	ILS	14,195		3,806	18	(21)
	10/2024	KRW	6,299,205		4,713	0	(67)
	10/2024	NOK	536		51	0	0
	10/2024		$42,103	BRL	235,577	1,140	0
	10/2024		4,727	CNH	33,659	82	0
	10/2024		101	IDR	1,555,959	2	0
	10/2024		12,772	PLN	49,512	91	(5)
	10/2024		731	SGD	951	9	0
	10/2024		1,831	TRY	65,326	50	0
	10/2024	ZAR	3,429		$191	0	(7)
	11/2024	CNH	13,206		1,868	0	(23)
	11/2024	TRY	7,439		204	0	(2)
	11/2024	TWD	247,599		7,620	0	(241)
	11/2024		$51	NOK	536	0	0
	11/2024		7,082	TRY	265,749	296	0
	12/2024	CNH	28,684		$3,998	0	(117)
	12/2024	TRY	979		26	0	(1)
	12/2024		$1,053	CLP	991,354	49	0
	05/2025	TRY	38,305		$862	0	(40)
	05/2025		$39,968	TRY	1,796,606	1,758	0

MBC	10/2024	AUD	676		$450	0	(17)
	10/2024	JPY	308,284		2,139	0	(6)

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	KRW	20,953,620		$15,688	$0	$(213)
	10/2024		$75,776	CAD	101,808	0	(497)
	10/2024		58,518	GBP	43,752	0	(24)
	10/2024		1,575	IDR	24,401,474	30	0
	10/2024		53	NOK	557	0	0
	10/2024		54,529	SGD	70,053	0	(23)
	11/2024	CAD	101,726		$75,776	498	0
	11/2024	GBP	43,752		58,516	23	0
	11/2024	SGD	69,934		54,529	25	0
	11/2024	TWD	399,075		12,457	0	(211)
	11/2024		$6,620	PLN	25,665	43	0
	12/2024	CNH	51,970		$7,281	0	(173)
	12/2024		$7,281	CNH	51,951	171	0

MYI	10/2024	BRL	11,000		$2,175	156	0
	10/2024	EUR	76,789		85,580	103	0
	10/2024	KRW	7,789,200		5,824	0	(86)
	10/2024	SGD	69,570		53,427	0	(703)
	10/2024		$2,019	BRL	11,000	0	0
	10/2024		1,611	IDR	24,973,226	31	0
	11/2024	CNH	61		$8	0	0
	11/2024	TWD	257,700		8,198	17	0
	12/2024	MXN	16,071		799	0	(7)

NGF	10/2024		$5,140	IDR	79,396,894	81	0

RBC	10/2024		4,251	CNH	30,622	125	0
	10/2024		37,872	EUR	33,954	0	(76)
	11/2024	EUR	33,954		$37,924	75	0
	12/2024	MXN	56,356		2,836	8	0

SCX	10/2024	JPY	1,364		9	0	0
	10/2024		$300	IDR	4,643,100	5	0
	10/2024		35,797	INR	3,008,532	74	0
	11/2024	CNH	94,404		$13,033	0	(486)
	11/2024	TWD	89,027		2,764	0	(62)
	12/2024	CNH	272,242		38,133	0	(935)
	12/2024		$21,367	CNH	153,836	699	0

SSB	10/2024		10	CHF	9	0	0
	10/2024		252	SEK	2,610	5	0
	12/2024	MXN	18,583		$970	37	0

TOR	10/2024	CAD	101,737		75,587	362	0
	10/2024		$4,437	AUD	6,543	86	0

UAG	10/2024	CHF	36,228		$43,121	317	0
	10/2024	SGD	2,334		1,789	0	(27)
	10/2024		$42,661	CHF	36,185	94	0
	10/2024		4,907	PLN	19,065	44	0
	10/2024		2,660	ZAR	48,675	154	0
	11/2024	CHF	36,051		$42,661	0	(96)
	11/2024	TWD	65,403		2,080	4	0
	11/2024		$462	TWD	14,579	1	0
	12/2024	CNH	21,247		$2,976	0	(73)
	12/2024		$13	MXN	252	0	0

Total Forward Foreign Currency Contracts						$12,687	$(11,431)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH 7.325	12/06/2024	800	$100	$13
	Call - OTC USD versus CNH	7.400	12/06/2024	1,200	109	15
	Call - OTC USD versus CNH	7.325	01/14/2025	1,900	184	34
	Call - OTC USD versus CNH	7.400	01/14/2025	1,300	103	18
	Call - OTC USD versus CNH	7.400	01/23/2025	1,300	123	22

BRC	Call - OTC USD versus CNH	7.300	02/14/2025	600	64	11

CBK	Call - OTC USD versus CNH	7.300	01/14/2025	1,300	137	29
	Call - OTC USD versus CNH	7.450	02/14/2025	1,300	124	26

DUB	Call - OTC USD versus CNH	7.350	12/12/2024	8,800	915	192
	Call - OTC USD versus CNH	7.400	12/12/2024	800	74	12

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
MBC	Call - OTC USD versus CNH	CNH 7.350	12/06/2024	1,900	$183	$32
	Call - OTC USD versus CNH	7.375	02/14/2025	1,200	118	27

SCX	Call - OTC USD versus CNH	7.300	02/14/2025	400	41	8

Total Purchased Options					$2,275	$439

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC USD versus TRY	TRY	40.755	05/22/2025	39,000	$(814)	$(1,105)

Total Written Options						$(814)	$(1,105)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.162%	$	6,000	$142	$(80)	$62	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		400	(18)	21	3	0

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		2,800	(134)	129	0	(5)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		700	(62)	57	0	(5)
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869		3,000	(31)	46	15	0

BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.162		5,700	136	(77)	59	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		2,110	(100)	106	6	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		2,300	(116)	122	6	0

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		3,500	(312)	289	0	(23)

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.420		1,200	(27)	29	2	0

MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		4,500	(401)	371	0	(30)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		12,700	(561)	660	99	0

Total Swap Agreements								$(1,484)	$1,673	$252	$(63)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$331	$0	$0	$331	$0	$0	$0	$0	$331	$(270)	$61
BOA	21	0	65	86	(122)	0	0	(122)	(36)	0	(36)
BPS	577	102	15	694	(3,050)	0	(10)	(3,060)	(2,366)	2,655	289
BRC	992	11	65	1,068	(845)	0	0	(845)	223	(620)	(397)
BSH	55	0	0	55	(56)	0	0	(56)	(1)	0	(1)
CBK	1,395	55	6	1,456	(1,418)	0	0	(1,418)	38	0	38
DUB	1,244	204	0	1,448	(135)	0	0	(135)	1,313	(1,755)	(442)
FAR	842	0	0	842	(813)	0	0	(813)	29	0	29
GLM	457	0	0	457	(74)	(1,105)	0	(1,179)	(722)	1,050	328
GST	0	0	0	0	0	0	(23)	(23)	(23)	20	(3)
IND	10	0	0	10	(106)	0	0	(106)	(96)	0	(96)
JPM	3,495	0	2	3,497	(1,097)	0	0	(1,097)	2,400	(2,194)	206
MBC	790	59	0	849	(1,164)	0	0	(1,164)	(315)	531	216
MYC	0	0	99	99	0	0	(30)	(30)	69	109	178
MYI	307	0	0	307	(796)	0	0	(796)	(489)	1,077	588
NGF	81	0	0	81	0	0	0	0	81	0	81
RBC	208	0	0	208	(76)	0	0	(76)	132	0	132
SCX	778	8	0	786	(1,483)	0	0	(1,483)	(697)	712	15
SSB	42	0	0	42	0	0	0	0	42	0	42
TOR	448	0	0	448	0	0	0	0	448	0	448
UAG	614	0	0	614	(196)	0	0	(196)	418	(160)	258

Total Over the Counter	$12,687	$439	$252	$13,378	$(11,431)	$(1,105)	$(63)	$(12,599)

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(g)

Securities with an aggregate market value of $6,154 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,687	$0	$12,687
Purchased Options	0	0	0	439	0	439
Swap Agreements	0	252	0	0	0	252

	$0	$252	$0	$13,126	$0	$13,378

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	1	0	0	114	115

	$0	$1	$0	$0	$122	$123

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,431	$0	$11,431
Written Options	0	0	0	1,105	0	1,105
Swap Agreements	0	63	0	0	0	63

	$0	$63	$0	$12,536	$0	$12,599

	$0	$64	$0	$12,536	$122	$12,722

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$413	$413
Swap Agreements	0	19	0	0	62	81

	$0	$19	$0	$0	$475	$494

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,560)	$0	$(6,560)
Purchased Options	0	0	0	206	0	206
Swap Agreements	0	327	0	0	0	327

	$0	$327	$0	$(6,354)	$0	$(6,027)

	$0	$346	$0	$(6,354)	$475	$(5,533)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$22	$22
Swap Agreements	0	3	0	0	(3,531)	(3,528)

	$0	$3	$0	$0	$(3,509)	$(3,506)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,157)	$0	$(4,157)
Purchased Options	0	0	0	(1,836)	0	(1,836)
Written Options	0	0	0	(292)	0	(292)
Swap Agreements	0	141	0	0	0	141

	$0	$141	$0	$(6,285)	$0	$(6,144)

	$0	$144	$0	$(6,285)	$(3,509)	$(9,650)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$6,370	$0	$6,370
Sovereign Issues	0	24,722	0	24,722
Chile
Corporate Bonds & Notes	0	3,742	0	3,742
Sovereign Issues	0	15,722	0	15,722
Colombia
Corporate Bonds & Notes	0	3,229	0	3,229
Sovereign Issues	0	28,746	0	28,746
Dominican Republic
Sovereign Issues	0	2,995	0	2,995
India
Corporate Bonds & Notes	0	1,858	0	1,858
Indonesia
Corporate Bonds & Notes	0	2,194	0	2,194
Sovereign Issues	0	12,344	0	12,344
Israel
Sovereign Issues	0	14,402	0	14,402
Ivory Coast
Sovereign Issues	0	4,559	0	4,559
Luxembourg
Common Stocks	0	0	4,253	4,253
Corporate Bonds & Notes	0	18,492	0	18,492
Malaysia
Corporate Bonds & Notes	0	3,521	0	3,521
Mauritius
Corporate Bonds & Notes	0	4,990	0	4,990
Mexico
Corporate Bonds & Notes	0	5,893	0	5,893
Sovereign Issues	0	39,181	0	39,181
Paraguay
Sovereign Issues	0	999	0	999
Peru
Sovereign Issues	0	6,738	0	6,738
Poland
Sovereign Issues	0	2,059	0	2,059
Qatar
Corporate Bonds & Notes	0	617	0	617
Sovereign Issues	0	22,250	0	22,250
Romania
Sovereign Issues	0	18,542	0	18,542
Saudi Arabia
Corporate Bonds & Notes	0	10,186	0	10,186
Sovereign Issues	0	25,754	0	25,754

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Serbia
Sovereign Issues	$0	$18,098	$0	$18,098
South Africa
Sovereign Issues	0	49,749	0	49,749
Turkey
Sovereign Issues	0	5,319	0	5,319
United Arab Emirates
Corporate Bonds & Notes	0	1,997	0	1,997
Sovereign Issues	0	9,973	0	9,973
United States
Asset-Backed Securities	0	127	0	127
Corporate Bonds & Notes	0	2,967	0	2,967
Non-Agency Mortgage-Backed Securities	0	264	0	264
U.S. Treasury Obligations	0	21,698	0	21,698
Short-Term Instruments
U.S. Treasury Bills	0	6,154	0	6,154

	$0	$396,451	$4,253	$400,704

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,993	$0	$0	$22,993

Total Investments	$22,993	$396,451	$4,253	$423,697

Financial Derivative Instruments - Assets
Over the counter	$0	$13,378	$0	$13,378

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(123)	0	(123)
Over the counter	0	(12,599)	0	(12,599)

	$0	$(12,722)	$0	$(12,722)

Total Financial Derivative Instruments	$0	$656	$0	$656

Totals	$22,993	$397,107	$4,253	$424,353

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(1)
Investments in Securities, at Value
Luxembourg
Common Stocks	$4,161	$0	$0	$0	$0	$92	$0	$0	$4,253	$92
United States
Non-Agency Mortgage-Backed Securities	2	0	0	0	0	0	0	(2)	0	0

Totals	$4,163	$0	$0	$0	$0	$92	$0	$(2)	$4,253	$92

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Luxembourg
Common Stocks	$4,253	Indicative Market Quotation	Broker Quote	24.656	—

Total	$4,253

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.4%

Albion Financing 3 SARL
9.826% (TSFR3M + 4.250%) due 08/16/2029 ~	$399	$402

Cengage Learning, Inc.
9.538% (TSFR6M + 4.250%) due 03/22/2031 ~	299	300

Chromalloy Corp.
9.082% (TSFR3M + 3.750%) due 03/27/2031 ~	100	95

CoreLogic, Inc.
8.460% due 06/02/2028	274	272

Cotiviti Corp.
7.625% due 05/01/2031	175	176

Cotiviti, Inc.
8.451% due 05/01/2031 «	249	249

CQP Holdco LP
6.854% (TSFR3M + 2.250%) due 12/31/2030 ~	998	998

Envision Healthcare Corp.
11.078% due 07/20/2026 «	1,056	1,056
13.203% due 11/03/2028 «	4,936	5,109

Fortress Intermediate 3, Inc.
8.595% due 06/27/2031	175	175

GBT U.S. LLC
8.279% (TSFR3M + 3.000%) due 07/25/2031 ~	25	25

Global Medical Response, Inc.
10.461% (TSFR1M + 5.500%) due 10/31/2028 ~	227	226

Gray Television, Inc.
10.451% due 06/04/2029	100	96

Kohler Energy Co. LLC
9.354% due 05/01/2031	175	176

LifePoint Health, Inc.
8.965% due 05/17/2031	100	100
10.054% (TSFR3M + 4.750%) due 11/16/2028 ~	199	199

Medline Borrower LP
7.595% due 10/23/2028	532	533

Modena Buyer LLC
9.104% due 07/01/2031	300	288

Nuvei Technologies Corp.
TBD% due 07/18/2031	100	99

Rockpoint Gas Storage Partners LP
TBD% due 09/12/2031	200	199

Scientific Games Holdings LP
8.318% (TSFR3M + 3.000%) due 04/04/2029 ~	100	100

Sotera Health Holdings LLC
8.095% (TSFR1M + 3.250%) due 05/30/2031 ~	600	599

TGP Holdings III LLC
8.195% due 06/29/2028	100	95

TransDigm, Inc.
7.104% due 02/28/2031	299	298
7.354% due 03/22/2030	299	299

United Airlines, Inc.
8.033% due 02/22/2031	200	200

White Cap Buyer LLC
8.095% due 10/19/2029	100	99

Total Loan Participations and Assignments (Cost $12,149)		12,463

CORPORATE BONDS & NOTES 73.4%

BANKING & FINANCE 11.3%

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	525	531
7.000% due 01/15/2031	500	514

AmWINS Group, Inc.
4.875% due 06/30/2029	75	72

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 02/15/2029		$325	$333

Armor Holdco, Inc.
8.500% due 11/15/2029		1,000	961

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031		100	105

Banca Monte dei Paschi di Siena SpA
8.500% due 09/10/2030 •	EUR	400	460

BGC Group, Inc.
8.000% due 05/25/2028		$100	108

BNP Paribas SA
8.500% due 08/14/2028 •(f)(g)		200	215

Brandywine Operating Partnership LP
4.550% due 10/01/2029		200	188

Burford Capital Global Finance LLC
6.250% due 04/15/2028		750	749
9.250% due 07/01/2031		500	539

Credit Acceptance Corp.
9.250% due 12/15/2028		125	134

Encore Capital Group, Inc.
8.500% due 05/15/2030		350	369
9.250% due 04/01/2029		100	108

Focus Financial Partners LLC
6.750% due 09/15/2031		125	126

Fortress Transportation & Infrastructure Investors LLC
7.000% due 05/01/2031		450	475

Freedom Mortgage Corp.
6.625% due 01/15/2027		800	802

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		225	232
9.250% due 02/01/2029		125	130

GGAM Finance Ltd.
6.875% due 04/15/2029		225	235

Global Atlantic Fin Co.
4.700% due 10/15/2051 •		125	120

HUB International Ltd.
7.250% due 06/15/2030		325	339

Hudson Pacific Properties LP
5.950% due 02/15/2028		200	184

Icahn Enterprises LP
6.250% due 05/15/2026		300	298

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		400	357

Iron Mountain, Inc.
5.625% due 07/15/2032		175	175

Jefferson Capital Holdings LLC
9.500% due 02/15/2029		100	107

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029		75	73
7.000% due 07/15/2031		150	159

Macquarie Airfinance Holdings Ltd.
6.400% due 03/26/2029		75	78
6.500% due 03/26/2031		150	158

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		400	384
6.500% due 08/01/2029		250	254

Navient Corp.
5.000% due 03/15/2027		200	198
6.750% due 06/15/2026		200	205

Newmark Group, Inc.
7.500% due 01/12/2029		700	757

OneMain Finance Corp.
7.125% due 11/15/2031		100	101
7.500% due 05/15/2031		150	155
9.000% due 01/15/2029		1,425	1,511

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		150	105

Panther Escrow Issuer LLC
7.125% due 06/01/2031		400	420

Park Intermediate Holdings LLC
4.875% due 05/15/2029		325	316
7.000% due 02/01/2030		25	26

Pebblebrook Hotel LP
6.375% due 10/15/2029 (a)		75	76

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PennyMac Financial Services, Inc.
5.750% due 09/15/2031	$500	$490
7.125% due 11/15/2030	275	285
7.875% due 12/15/2029	100	107

PRA Group, Inc.
8.875% due 01/31/2030	200	209

RHP Hotel Properties LP
6.500% due 04/01/2032	500	517

Service Properties Trust
8.375% due 06/15/2029	600	600

UBS Group AG
9.250% due 11/13/2028 •(f)(g)	100	111

USI, Inc.
7.500% due 01/15/2032	226	234

VFH Parent LLC
7.500% due 06/15/2031	150	157

Vornado Realty LP
3.400% due 06/01/2031	100	86

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)	134	0

		16,738

INDUSTRIALS 58.7%

AAR Escrow Issuer LLC
6.750% due 03/15/2029	100	104

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029	25	24

ADT Security Corp.
4.125% due 08/01/2029	400	382

Affinity Interactive
6.875% due 12/15/2027	75	65

Albertsons Cos., Inc.
4.625% due 01/15/2027	375	366
4.875% due 02/15/2030	475	469
5.875% due 02/15/2028	125	126

Albion Financing SARL
8.750% due 04/15/2027	200	205

Alcoa Nederland Holding BV
4.125% due 03/31/2029	200	192
7.125% due 03/15/2031	100	107

Allegiant Travel Co.
7.250% due 08/15/2027	675	670

Allied Universal Holdco LLC
7.875% due 02/15/2031	300	307

Alta Equipment Group, Inc.
9.000% due 06/01/2029	75	67

Altice France SA
5.500% due 10/15/2029	1,000	702
8.125% due 02/01/2027	125	102

AMC Networks, Inc.
10.250% due 01/15/2029	200	206

Amentum Escrow Corp.
7.250% due 08/01/2032	125	131

Amer Sports Co.
6.750% due 02/16/2031	125	128

American Airlines Pass-Through Trust
3.375% due 11/01/2028	55	52

American Airlines, Inc.
5.500% due 04/20/2026	292	291
5.750% due 04/20/2029	1,300	1,299

ams-OSRAM AG
12.250% due 03/30/2029	625	665

Arcosa, Inc.
6.875% due 08/15/2032	150	157

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	425	417

AthenaHealth Group, Inc.
6.500% due 02/15/2030	175	168

Avient Corp.
6.250% due 11/01/2031	50	51

Avis Budget Car Rental LLC
4.750% due 04/01/2028	150	141

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 03/01/2029		$75	$70
8.000% due 02/15/2031		100	102
8.250% due 01/15/2030		225	230

B&G Foods, Inc.
8.000% due 09/15/2028		300	314

B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,125	1,056
4.000% due 10/15/2030		1,050	969

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028		500	529

Bausch Health Cos., Inc.
4.875% due 06/01/2028		300	235
5.750% due 08/15/2027		100	85
6.125% due 02/01/2027		125	113
11.000% due 09/30/2028		225	210

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		1,225	1,230

Block, Inc.
6.500% due 05/15/2032		725	756

Brink’s Co.
6.500% due 06/15/2029		75	78

Builders FirstSource, Inc.
6.375% due 03/01/2034		325	338

Cable One, Inc.
4.000% due 11/15/2030		100	80

Capstone Borrower, Inc.
8.000% due 06/15/2030		200	212

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		950	912

CCO Holdings LLC
4.250% due 01/15/2034		850	698
4.750% due 02/01/2032		500	441
5.000% due 02/01/2028		1,700	1,655
5.125% due 05/01/2027		500	492

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025		1,000	1,001

Central Parent LLC
8.000% due 06/15/2029		175	182

Central Parent, Inc.
7.250% due 06/15/2029		25	26

Cerdia Finanz GmbH
9.375% due 10/03/2031 (a)		175	179

Cheplapharm Arzneimittel GmbH
3.500% due 02/11/2027	EUR	425	467

Cimpress PLC
7.375% due 09/15/2032		$150	151

Civitas Resources, Inc.
8.750% due 07/01/2031		600	636

Cleveland-Cliffs, Inc.
7.000% due 03/15/2032		450	456

Cloud Software Group, Inc.
6.500% due 03/31/2029		625	622
8.250% due 06/30/2032		75	78

Clydesdale Acquisition Holdings, Inc.
6.875% due 01/15/2030		475	486

CNX Midstream Partners LP
4.750% due 04/15/2030		200	187

CNX Resources Corp.
7.250% due 03/01/2032		75	79

CommScope LLC
4.750% due 09/01/2029		25	21

Community Health Systems, Inc.
4.750% due 02/15/2031		25	22
5.250% due 05/15/2030		700	645
5.625% due 03/15/2027		25	25
6.000% due 01/15/2029		500	486
10.875% due 01/15/2032		275	303

Comstock Resources, Inc.
5.875% due 01/15/2030		100	94
6.750% due 03/01/2029		100	98

Concentra Escrow Issuer Corp.
6.875% due 07/15/2032		50	53

Connect Finco SARL
9.000% due 09/15/2029		375	363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)	$2,582	$2,356

Cougar JV Subsidiary LLC
8.000% due 05/15/2032	25	26

Crescent Energy Finance LLC
7.375% due 01/15/2033	225	222

DaVita, Inc.
6.875% due 09/01/2032	425	439

Delek Logistics Partners LP
8.625% due 03/15/2029	200	211

Directv Financing LLC
5.875% due 08/15/2027	800	786

Dye & Durham Ltd.
8.625% due 04/15/2029	75	79

Embecta Corp.
5.000% due 02/15/2030	500	461

Emrld Borrower LP
6.750% due 07/15/2031	200	209

Endo Finance Holdings, Inc.
8.500% due 04/15/2031	75	80

EQM Midstream Partners LP
4.500% due 01/15/2029	100	98
4.750% due 01/15/2031	100	97

Fertitta Entertainment LLC
6.750% due 01/15/2030	225	210

First Student Bidco, Inc.
4.000% due 07/31/2029	1,000	939

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031	275	290

Frontier Communications Holdings LLC
8.625% due 03/15/2031	75	81

Gap, Inc.
3.625% due 10/01/2029	1,050	951
3.875% due 10/01/2031	100	88

Garda World Security Corp.
6.000% due 06/01/2029	1,100	1,057

Genesee & Wyoming, Inc.
6.250% due 04/15/2032	300	309

Global Medical Response, Inc. (8.750% Cash and 1.250% PIK)
10.000% due 10/31/2028 (b)	150	151

GN Bondco LLC
9.500% due 10/15/2031	725	764

goeasy Ltd.
7.625% due 07/01/2029	25	26
9.250% due 12/01/2028	500	539

Graham Packaging Co., Inc.
7.125% due 08/15/2028	300	297

Graphic Packaging International LLC
6.375% due 07/15/2032	250	258

Gray Television, Inc.
10.500% due 07/15/2029	75	78

Griffon Corp.
5.750% due 03/01/2028	325	321

Gulfport Energy Corp.
6.750% due 09/01/2029	75	76

GYP Holdings Corp.
4.625% due 05/01/2029	100	95

Hawaiian Brand Intellectual Property Ltd.
11.000% due 04/15/2029	50	50

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	800	723

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	525	544

Husky Injection Molding Systems Ltd.
9.000% due 02/15/2029	50	52

Imola Merger Corp.
4.750% due 05/15/2029	800	781

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	375	373

Jazz Securities DAC
4.375% due 01/15/2029	200	194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JELD-WEN, Inc.
7.000% due 09/01/2032	$275	$278

JetBlue Airways Corp.
9.875% due 09/20/2031	750	791

Kaiser Aluminum Corp.
4.500% due 06/01/2031	100	92
4.625% due 03/01/2028	100	97

Kodiak Gas Services LLC
7.250% due 02/15/2029	150	155

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	250	250

Kronos Acquisition Holdings, Inc.
8.250% due 06/30/2031	225	226

LABL, Inc.
5.875% due 11/01/2028	500	469
6.750% due 07/15/2026	500	500
8.625% due 10/01/2031 (a)	325	323

Las Vegas Sands Corp.
3.900% due 08/08/2029	875	835

Level 3 Financing, Inc.
4.500% due 04/01/2030	50	39
10.750% due 12/15/2030	25	28
11.000% due 11/15/2029	465	516

LifePoint Health, Inc.
10.000% due 06/01/2032	200	220
11.000% due 10/15/2030	600	678

Light & Wonder International, Inc.
7.500% due 09/01/2031	100	105

Lightning Power LLC
7.250% due 08/15/2032	200	210

Masterbrand, Inc.
7.000% due 07/15/2032	50	52

Matador Resources Co.
6.250% due 04/15/2033	150	148

McGraw-Hill Education, Inc.
7.375% due 09/01/2031	225	234

Medline Borrower LP
3.875% due 04/01/2029	800	758

MGM Resorts International
6.125% due 09/15/2029	25	25
6.500% due 04/15/2032	500	510

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032	150	156

Molina Healthcare, Inc.
3.875% due 05/15/2032	200	183
4.375% due 06/15/2028	125	122

Motion Bondco DAC
6.625% due 11/15/2027	200	190

Murphy Oil Corp.
6.000% due 10/01/2032 (a)	275	272

Murphy Oil USA, Inc.
3.750% due 02/15/2031	100	90

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	400	392

Nesco Holdings, Inc.
5.500% due 04/15/2029	100	92

New Fortress Energy, Inc.
6.500% due 09/30/2026	150	126
6.750% due 09/15/2025	65	62
8.750% due 03/15/2029	200	151

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028	525	518

NextEra Energy Operating Partners LP
7.250% due 01/15/2029	400	422

Noble Finance LLC
8.000% due 04/15/2030	550	568

Nordstrom, Inc.
4.250% due 08/01/2031	100	88
4.375% due 04/01/2030	125	115
5.000% due 01/15/2044	200	155

Northriver Midstream Finance LP
6.750% due 07/15/2032	200	207

Odeon Finco PLC
12.750% due 11/01/2027	50	53

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	$1,075	$1,027
7.250% due 06/15/2031	300	312

Open Text Holdings, Inc.
4.125% due 02/15/2030	450	423

Organon & Co.
4.125% due 04/30/2028	275	265
6.750% due 05/15/2034	275	284

Parkland Corp.
4.500% due 10/01/2029	100	95
6.625% due 08/15/2032	75	76

Performance Food Group, Inc.
6.125% due 09/15/2032	150	153

Permian Resources Operating LLC
7.000% due 01/15/2032	600	625

Perrigo Finance Unlimited Co.
4.900% due 12/15/2044	700	586

Petroleos de Venezuela SA
5.375% due 04/12/2027	1,250	122
5.500% due 04/12/2037	1,250	125

Post Holdings, Inc.
5.500% due 12/15/2029	300	298
6.250% due 10/15/2034 (a)	1,075	1,084

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	1,050	1,084

Prime Security Services Borrower LLC
3.375% due 08/31/2027	350	333

Primo Water Holdings, Inc.
4.375% due 04/30/2029	50	48

PTC, Inc.
4.000% due 02/15/2028	200	194

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	100	108

Rakuten Group, Inc.
11.250% due 02/15/2027	200	219

Rand Parent LLC
8.500% due 02/15/2030	1,000	1,021

Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031	300	304

RR Donnelley & Sons Co.
9.500% due 08/01/2029	100	101

Ryan Specialty LLC
5.875% due 08/01/2032	175	178

Sabre Global, Inc.
8.625% due 06/01/2027	71	70
11.250% due 12/15/2027	120	125

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	225	217

Scripps Escrow, Inc.
3.875% due 01/15/2029	50	37

Seadrill Finance Ltd.
8.375% due 08/01/2030	200	209

Sensata Technologies, Inc.
6.625% due 07/15/2032	425	443

Shift4 Payments LLC
6.750% due 08/15/2032	125	131

Simmons Foods, Inc.
4.625% due 03/01/2029	1,000	950

Sirius XM Radio, Inc.
3.875% due 09/01/2031	400	349
4.000% due 07/15/2028	1,000	944
4.125% due 07/01/2030	300	272

SM Energy Co.
6.750% due 08/01/2029	175	176
7.000% due 08/01/2032	175	176

Sotera Health Holdings LLC
7.375% due 06/01/2031	300	312

Specialty Building Products Holdings LLC
6.375% due 09/30/2026	75	75

Spirit AeroSystems, Inc.
9.750% due 11/15/2030	102	114

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025	1,050	578

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SS&C Technologies, Inc.
6.500% due 06/01/2032		$475	$491

Standard Industries, Inc.
4.375% due 07/15/2030		1,000	947

Station Casinos LLC
6.625% due 03/15/2032		550	563

Strathcona Resources Ltd.
6.875% due 08/01/2026		300	299

Sunoco LP
4.500% due 05/15/2029		100	96
7.000% due 05/01/2029		150	157
7.250% due 05/01/2032		175	186

Surgery Center Holdings, Inc.
7.250% due 04/15/2032		200	209

TEGNA, Inc.
4.625% due 03/15/2028		350	335

Tenneco, Inc.
8.000% due 11/17/2028		175	163

Terex Corp.
6.250% due 10/15/2032 (a)		175	175

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029		350	333

TK Elevator Holdco GmbH
6.625% due 07/15/2028	EUR	180	200

TopBuild Corp.
3.625% due 03/15/2029		$275	257
4.125% due 02/15/2032		300	277

TransDigm, Inc.
6.000% due 01/15/2033		200	203
6.375% due 03/01/2029		100	103
6.625% due 03/01/2032		200	209
6.875% due 12/15/2030		500	524

Transocean, Inc.
8.000% due 02/01/2027		175	175

Triton Water Holdings, Inc.
6.250% due 04/01/2029		200	200

Trivium Packaging Finance BV
5.500% due 08/15/2026		175	174

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029		325	337

U.S. Foods, Inc.
5.750% due 04/15/2033 (a)		300	301

UKG, Inc.
6.875% due 02/01/2031		500	517

Univision Communications, Inc.
6.625% due 06/01/2027		600	602
8.000% due 08/15/2028		550	563
8.500% due 07/31/2031		350	351

Valaris Ltd.
8.375% due 04/30/2030		600	619

Vallourec SACA
7.500% due 04/15/2032		175	186

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		800	757
3.875% due 11/01/2033		800	718
4.125% due 08/15/2031		900	837

Venture Global LNG, Inc.
7.000% due 01/15/2030		225	230
9.875% due 02/01/2032		1,000	1,112

Vertiv Group Corp.
4.125% due 11/15/2028		150	145

Victoria’s Secret & Co.
4.625% due 07/15/2029		75	66

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		1,000	997

Virgin Media Secured Finance PLC
4.500% due 08/15/2030		1,425	1,269

VistaJet Malta Finance PLC
6.375% due 02/01/2030		50	43
9.500% due 06/01/2028		25	24

Vital Energy, Inc.
7.875% due 04/15/2032		250	242

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031		1,000	891

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Walgreens Boots Alliance, Inc.
8.125% due 08/15/2029	$475	$475

Wand NewCo 3, Inc.
7.625% due 01/30/2032	300	316

Wayfair LLC
7.250% due 10/31/2029 (a)	100	103

Williams Scotsman, Inc.
6.625% due 06/15/2029	375	386

WMG Acquisition Corp.
3.000% due 02/15/2031	750	666

Wrangler Holdco Corp.
6.625% due 04/01/2032	50	52

Wynn Resorts Finance LLC
6.250% due 03/15/2033	25	25
7.125% due 02/15/2031	750	810

Yum! Brands, Inc.
4.625% due 01/31/2032	800	767

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	100	90

ZF North America Capital, Inc.
6.750% due 04/23/2030	350	353
6.875% due 04/23/2032	300	301

Ziggo BV
4.875% due 01/15/2030	100	95

ZipRecruiter, Inc.
5.000% due 01/15/2030	275	249

		86,885

UTILITIES 3.4%

Aethon United BR LP
7.500% due 10/01/2029 (a)	175	177

Antero Midstream Partners LP
5.750% due 03/01/2027	400	401

Archrock Partners LP
6.625% due 09/01/2032	250	257

Blue Racer Midstream LLC
7.000% due 07/15/2029	100	104
7.250% due 07/15/2032	100	105

Calpine Corp.
3.750% due 03/01/2031	400	371
5.000% due 02/01/2031	700	678

Electricite de France SA
9.125% due 03/15/2033 •(f)	225	257

FORESEA Holding SA
7.500% due 06/15/2030	234	224

Hilcorp Energy LP
5.750% due 02/01/2029	175	170
6.000% due 04/15/2030	400	390
6.250% due 11/01/2028	100	100
8.375% due 11/01/2033	50	54

Lumen Technologies, Inc.
4.125% due 04/15/2029	50	42
4.125% due 04/15/2030	25	20

PBF Holding Co. LLC
6.000% due 02/15/2028	100	99
7.875% due 09/15/2030	200	206

Tallgrass Energy Partners LP
7.375% due 02/15/2029	534	540

Vistra Operations Co. LLC
6.875% due 04/15/2032	300	316
7.750% due 10/15/2031	500	539

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029	25	26

		5,076

Total Corporate Bonds & Notes (Cost $107,187)		108,699

MUNICIPAL BONDS & NOTES 0.1%

FLORIDA 0.1%

Sunrise, Florida Special Assessment Bonds, Series 2015
4.800% due 05/01/2025	130	130

Total Municipal Bonds & Notes (Cost $129)		130

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.7%

U.S. Treasury Notes
3.375% due 09/15/2027	$5,475	$5,448

Total U.S. Treasury Obligations (Cost $5,460)		5,448

	SHARES
COMMON STOCKS 7.0%

COMMUNICATION SERVICES 0.2%

Clear Channel Outdoor Holdings, Inc. (d)	163,228	261

iHeartMedia, Inc. ‘B’ «(d)	30,332	51

		312

CONSUMER DISCRETIONARY 1.2%

Caesars Entertainment, Inc. (d)	19,463	812

Neiman Marcus Group Ltd. LLC «(d)(h)	7,513	987

		1,799

ENERGY 0.7%

California Resources Corp.	14,960	785

Constellation Oil ‘B’ «(d)(h)	2,866,681	311

		1,096

FINANCIALS 0.8%

Hipotecaria Su Casita SA «(d)	78,886	0

Intelsat Emergence SA «(h)	26,145	777

Mr Cooper Group, Inc. (d)	4,374	403

		1,180

HEALTH CARE 3.7%

Amsurg Equity «(d)(h)	78,042	4,209

NVHL SA ‘A’ «(d)(h)	197,572	124

	SHARES	MARKET VALUE (000S)

NVHL SA ‘B’ «(d)(h)	197,572	$123

NVHL SA ‘C’ «(d)(h)	197,572	123

NVHL SA ‘D’ «(d)(h)	197,572	123

NVHL SA ‘E’ «(d)(h)	197,572	123

NVHL SA ‘F’ «(d)(h)	197,572	123

NVHL SA ‘G’ «(d)(h)	197,572	123

NVHL SA ‘H’ «(d)(h)	197,572	123

NVHL SA ‘I’ «(d)(h)	197,572	123

NVHL SA ‘J’ «(d)(h)	197,572	123

		5,440

INDUSTRIALS 0.4%

Forsea Holding SA «	22,653	558

Total Common Stocks (Cost $14,800)		10,385

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(h)	3	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

First Citizens BancShares, Inc.
9.180% (TSFR3M + 4.234%) due 01/04/2027 ~(f)	350,000	359

Total Preferred Securities (Cost $350)		359

Total Investments in Securities (Cost $140,075)		137,484

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.5%

COMMON STOCKS 0.1%

AFFILIATED INVESTMENTS 0.1%

Xfit Brands, Inc. «	68,040,639	$128

Total Common Stocks (Cost $4,074)		128

SHORT-TERM INSTRUMENTS 8.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%

PIMCO Short-Term Floating NAV Portfolio III	1,282,477	12,487

Total Short-Term Instruments (Cost $12,483)		12,487

Total Investments in Affiliates (Cost $16,557)		12,615

Total Investments 101.3% (Cost $156,632)		$150,099

Financial Derivative Instruments (i)(j) (0.0)% (Cost or Premiums, net $736)		(60)

Other Assets and Liabilities, net (1.3)%		(1,878)

Net Assets 100.0%		$148,161

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$3,261	$4,209	2.84%
Constellation Oil ‘B’	06/10/2022	311	311	0.21
Constellation Oil ‘D’- Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	09/05/2018 - 02/23/2024	2,449	777	0.52

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL SA ‘A’	03/09/2012 - 05/01/2013	$0	$124	0.08%
NVHL SA ‘B’	03/09/2012 - 05/01/2013	0	123	0.08
NVHL SA ‘C’	03/09/2012 - 05/01/2013	0	123	0.08
NVHL SA ‘D’	03/09/2012 - 05/01/2013	0	123	0.08
NVHL SA ‘E’	03/09/2012 - 05/01/2013	0	123	0.08
NVHL SA ‘F’	03/09/2012 - 05/01/2013	0	123	0.08
NVHL SA ‘G’	03/09/2012 - 05/01/2013	0	123	0.08
NVHL SA ‘H’	03/09/2012 - 05/01/2013	0	123	0.08
NVHL SA ‘I’	03/09/2012 - 05/01/2013	0	123	0.08
NVHL SA ‘J’	03/09/2012 - 05/01/2013	0	123	0.08
Neiman Marcus Group Ltd. LLC	09/25/2020	242	987	0.67

		$6,263	$7,515	5.07%

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	48	$9,996	$10	$0	$(18)
U.S. Treasury 5-Year Note December Futures	12/2024	74	8,131	5	0	(27)
U.S. Treasury 10-Year Note December Futures	12/2024	7	800	1	0	(3)
U.S. Treasury 10-Year Ultra December Futures	12/2024	12	1,420	(1)	0	(6)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	2	266	0	0	(2)

				$15	$0	$(56)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	6	$(901)	$(13)	$0	$(3)

Total Futures Contracts				$2	$0	$(59)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$3,600	$274	$11	$285	$1	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	6,300	462	7	469	1	0

Total Swap Agreements					$736	$18	$754	$2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$2	$2	$0	$(59)	$(0)	$(59)

Cash of $1,185 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024		$78	HKD	602	$0	$0

BPS	10/2024		108	EUR	97	0	0
	10/2024		275	HKD	2,143	1	0

BRC	10/2024		2,343	EUR	2,099	0	(7)
	11/2024	EUR	2,099		$2,346	7	0

CBK	10/2024		$127	EUR	114	0	0

SCX	10/2024	EUR	2,310		$2,567	0	(4)

Total Forward Foreign Currency Contracts						$8	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BRC	7	0	0	7	(7)	0	0	(7)	0	0	0
SCX	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)

Total Over the Counter	$8	$0	$0	$8	$(11)	$0	$0	$(11)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$2	$0	$0	$0	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8	$0	$8

	$0	$2	$0	$8	$0	$10

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$59	$59

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11	$0	$11

	$0	$0	$0	$11	$59	$70

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$152	$152
Swap Agreements	0	301	0	0	77	378

	$0	$301	$0	$0	$229	$530

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$44	$0	$44

	$0	$301	$0	$44	$229	$574

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(42)	$(42)
Swap Agreements	0	(107)	0	0	0	(107)

	$0	$(107)	$0	$0	$(42)	$(149)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(56)	$0	$(56)

	$0	$(107)	$0	$(56)	$(42)	$(205)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,049	$6,414	$12,463
Corporate Bonds & Notes
Banking & Finance	0	16,738	0	16,738
Industrials	175	86,710	0	86,885
Utilities	0	5,076	0	5,076
Municipal Bonds & Notes
Florida	0	130	0	130
U.S. Treasury Obligations	0	5,448	0	5,448
Common Stocks
Communication Services	261	0	51	312
Consumer Discretionary	812	0	987	1,799
Energy	785	0	311	1,096
Financials	403	0	777	1,180
Health Care	0	0	5,440	5,440
Industrials	0	0	558	558
Preferred Securities
Banking & Finance	0	359	0	359

	$2,436	$120,510	$14,538	$137,484

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	128	128

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,487	$0	$0	$12,487

	$12,487	$0	$128	$12,615

Total Investments	$14,923	$120,510	$14,666	$150,099

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	8	0	8

	$0	$10	$0	$10

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(56)	0	(59)
Over the counter	0	(11)	0	(11)

	$(3)	$(67)	$0	$(70)

Total Financial Derivative Instruments	$(3)	$(57)	$0	$(60)

Totals	$14,920	$120,453	$14,666	$150,039

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,818	$175	$0	$4	$0	$168	$249	$0	$6,414	$168
Corporate Bonds & Notes
Banking & Finance	29	0	(33)	0	0	4	0	0	0	0
Common Stocks
Communication Services	57	0	0	0	0	(6)	0	0	51	(6)
Consumer Discretionary (2)	1,099	0	0	0	0	(112)	0	0	987	(113)
Energy	311	0	0	0	0	0	0	0	311	0
Financials	717	0	0	0	0	60	0	0	777	60
Health Care	4,926	0	0	0	0	514	0	0	5,440	514
Industrials	547	0	0	0	0	11	0	0	558	11

	$13,504	$175	$(33)	$4	$0	$639	$249	$0	$14,538	$634

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	120	0	0	0	0	8	0	0	128	8

Totals	$13,624	$175	$(33)	$4	$0	$647	$249	$0	$14,666	$642

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,056	Comparable Companies	EBITDA Multiple	X	15.500	—
	5,358	Third Party Vendor	Broker Quote		100.063-103.500	103.340
Common Stocks
Communication Services	51	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Consumer Discretionary	987	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X/%	0.610/6.830/10.000	—
Energy	311	Comparable Companies	EBITDA Multiple	X	5.000	—
Financials	777	Comparable Companies	EBITDA Multiple	X	4.400	—
Health Care	4,209	Comparable Companies	EBITDA Multiple	X	15.500	—
	1,231	Discounted Cash Flow	Discount Rate		20.000	—
Industrials	558	Indicative Market Quotation	Broker Quote	$	24.656	—

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	128	Reference Instrument/Discounted Cash Flow	Stock Price w/Liquidity Discount/Discount Rate	$/%	0.002/20.000	—

Total	$14,666

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Avolon TLB Borrower 1 U.S. LLC
6.961% due 06/22/2028	$1,556	$1,561

Castlelake LP
2.950% due 05/13/2031 «	5,794	5,491

Charter Communications Operating LLC
7.332% (TSFR3M + 2.000%) due 12/07/2030 ~	6,948	6,896

DirecTV Financing LLC
10.210% due 08/02/2029	1,585	1,564

Total Loan Participations and Assignments (Cost $15,829)		15,512

CORPORATE BONDS & NOTES 83.6%

BANKING & FINANCE 43.8%

AerCap Ireland Capital DAC
1.750% due 10/29/2024	7,700	7,679
2.450% due 10/29/2026	6,750	6,484
3.000% due 10/29/2028	3,500	3,307
4.450% due 04/03/2026	10,275	10,253

Agree LP
2.900% due 10/01/2030	2,000	1,816

AIA Group Ltd.
3.900% due 04/06/2028	540	533

Aircastle Ltd.
2.850% due 01/26/2028	8,600	8,048
5.950% due 02/15/2029	4,400	4,560
6.500% due 07/18/2028	1,000	1,049

Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,493
3.450% due 04/30/2025	300	298
3.950% due 01/15/2028	300	296

Ally Financial, Inc.
6.848% due 01/03/2030 •	1,500	1,585
6.992% due 06/13/2029 •	1,700	1,798
8.000% due 11/01/2031	6,050	6,851

American Assets Trust LP
3.375% due 02/01/2031	6,900	6,004

American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	8,326
4.250% due 02/15/2028	2,000	1,984
4.900% due 02/15/2029	340	344

American Tower Corp.
1.300% due 09/15/2025	2,100	2,035
2.700% due 04/15/2031	4,000	3,573
2.750% due 01/15/2027	8,800	8,506
3.950% due 03/15/2029	2,000	1,961
4.050% due 03/15/2032	15,100	14,507

Antares Holdings LP
2.750% due 01/15/2027	6,000	5,624
3.750% due 07/15/2027	6,100	5,790
3.950% due 07/15/2026	5,400	5,254
6.500% due 02/08/2029	2,000	2,033

Apollo Debt Solutions BDC
6.900% due 04/13/2029	1,700	1,768

Arch Capital Group Ltd.
3.635% due 06/30/2050	1,235	961

Ares Capital Corp.
2.875% due 06/15/2027	5,000	4,731

Ares Finance Co. LLC
4.125% due 06/30/2051 •	100	96

Ares Management Corp.
6.375% due 11/10/2028	8,200	8,823

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028	6,000	6,372

Athene Global Funding
6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~	15,000	15,094

Aviation Capital Group LLC
1.950% due 01/30/2026	2,036	1,962
3.500% due 11/01/2027	9,876	9,531

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 08/01/2025	$943	$937
4.875% due 10/01/2025	1,500	1,499
5.375% due 07/15/2029	6,100	6,234

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,478	20,062
4.250% due 04/15/2026	1,573	1,557

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	1,000	1,061
7.883% due 11/15/2034 •	1,800	2,067

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	1,700	1,672

Banco Santander SA
5.294% due 08/18/2027	2,000	2,046
5.538% due 03/14/2030 •	1,000	1,034
6.607% due 11/07/2028	18,700	20,298

Bangkok Bank PCL
3.466% due 09/23/2036 •(e)	200	177

Bank of America Corp.
1.319% due 06/19/2026 •	15,000	14,634
1.898% due 07/23/2031 •	3,200	2,777
1.922% due 10/24/2031 •	4,000	3,448
2.456% due 10/22/2025 •	10,000	9,982
3.705% due 04/24/2028 •	4,000	3,943
3.824% due 01/20/2028 •	9,000	8,904
5.819% due 09/15/2029 •	8,600	9,053
6.236% (SOFRRATE + 1.350%) due 09/15/2027 ~	2,000	2,022

Barclays PLC
2.645% due 06/24/2031 •	14,600	13,055
2.852% due 05/07/2026 •	1,000	987
4.375% due 01/12/2026	5,500	5,491
5.304% due 08/09/2026 •	325	326
5.501% due 08/09/2028 •	1,670	1,713
5.829% due 05/09/2027 •	1,679	1,711
6.224% due 05/09/2034 •	10,500	11,317
6.490% due 09/13/2029 •	5,000	5,337
6.793% (SOFRRATE + 1.880%) due 09/13/2027 ~	20,000	20,369
7.385% due 11/02/2028 •	500	540
7.437% due 11/02/2033 •	1,400	1,617

BGC Group, Inc.
4.375% due 12/15/2025	6,200	6,143

Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	665
1.625% due 08/05/2028	7,200	6,537
2.500% due 01/10/2030	1,200	1,100

Blackstone Private Credit Fund
2.350% due 11/22/2024	3,100	3,085

Blackstone Secured Lending Fund
5.875% due 11/15/2027	1,400	1,424

Blue Owl Finance LLC
3.125% due 06/10/2031	100	88
4.125% due 10/07/2051	2,300	1,738

BNP Paribas SA
2.219% due 06/09/2026 •	11,400	11,183
2.871% due 04/19/2032 •	7,400	6,595
5.738% due 02/20/2035 •	7,600	8,048
7.375% due 09/10/2034 •(d)(e)	8,500	8,867

BPCE SA
1.652% due 10/06/2026 •	500	484
4.500% due 03/15/2025	3,700	3,681
5.203% due 01/18/2027	1,050	1,070
5.716% due 01/18/2030 •	600	620
5.936% due 05/30/2035 •	3,500	3,667
5.975% due 01/18/2027 •	2,250	2,284

Brandywine Operating Partnership LP
3.950% due 11/15/2027	100	96

Brookfield Capital Finance LLC
6.087% due 06/14/2033	6,000	6,497

Brookfield Finance, Inc.
3.900% due 01/25/2028	2,300	2,269
5.675% due 01/15/2035	2,600	2,730
5.968% due 03/04/2054	450	489

CaixaBank SA
6.037% due 06/15/2035 •	1,800	1,914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cantor Fitzgerald LP
4.500% due 04/14/2027	$700	$694
7.200% due 12/12/2028	5,000	5,308

Capital One Financial Corp.
6.312% due 06/08/2029 •	4,000	4,214
6.377% due 06/08/2034 •	5,000	5,404

CBRE Services, Inc.
5.950% due 08/15/2034	1,200	1,289

CI Financial Corp.
3.200% due 12/17/2030	2,100	1,780
4.100% due 06/15/2051	1,500	1,046
7.500% due 05/30/2029	800	835

Citibank NA
5.488% due 12/04/2026	6,000	6,175

Citigroup, Inc.
3.057% due 01/25/2033 •	3,000	2,681

Citizens Bank NA
2.250% due 04/28/2025	1,000	985
3.750% due 02/18/2026	1,170	1,155

CNA Financial Corp.
5.500% due 06/15/2033	5,600	5,903

Consumers 2023 Securitization Funding LLC
5.550% due 03/01/2028	3,848	3,891

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •	10,600	11,010

CoStar Group, Inc.
2.800% due 07/15/2030	3,000	2,704

Crown Castle, Inc.
4.800% due 09/01/2028	4,400	4,455

CubeSmart LP
4.000% due 11/15/2025	1,183	1,175

Deutsche Bank AG
2.552% due 01/07/2028 •	1,716	1,636
3.547% due 09/18/2031 •	2,100	1,958
4.999% due 09/11/2030 •	3,600	3,621
5.706% due 02/08/2028 •	4,200	4,291
6.720% due 01/18/2029 •	1,600	1,694
6.819% due 11/20/2029 •	600	646
7.146% due 07/13/2027 •	1,000	1,041

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	5,200	4,407

EPR Properties
3.750% due 08/15/2029	2,000	1,871
4.500% due 04/01/2025	3,500	3,483
4.500% due 06/01/2027	1,200	1,183
4.750% due 12/15/2026	8,200	8,171
4.950% due 04/15/2028	4,700	4,660

Equitable Financial Life Global Funding
1.800% due 03/08/2028	7,000	6,411

Essex Portfolio LP
3.000% due 01/15/2030	4,200	3,903

Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,351
3.875% due 12/15/2027	2,700	2,665

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,298
6.000% due 12/07/2033	4,600	4,840

Fidelity National Financial, Inc.
2.450% due 03/15/2031	900	781

First American Financial Corp.
2.400% due 08/15/2031	2,268	1,906

FMR LLC
4.950% due 02/01/2033	1,600	1,630
5.150% due 02/01/2043	300	303

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	385
3.815% due 11/02/2027	6,595	6,359
4.125% due 08/17/2027	5,790	5,641
4.271% due 01/09/2027	3,330	3,273
4.389% due 01/08/2026	1,000	992
4.542% due 08/01/2026	4,765	4,727
4.950% due 05/28/2027	1,050	1,048
5.800% due 03/05/2027	10,315	10,506
5.800% due 03/08/2029	8,300	8,440
5.850% due 05/17/2027	1,574	1,603

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.800% due 05/12/2028	$2,375	$2,489
6.950% due 06/10/2026	250	257

FS KKR Capital Corp.
1.650% due 10/12/2024	6,500	6,489
2.625% due 01/15/2027	100	94
6.875% due 08/15/2029	300	312

GA Global Funding Trust
1.625% due 01/15/2026	1,500	1,445
3.850% due 04/11/2025	2,000	1,988
5.500% due 01/08/2029	3,000	3,113

Global Atlantic Fin Co.
4.400% due 10/15/2029	200	193

GLP Capital LP
3.250% due 01/15/2032	1,200	1,063
4.000% due 01/15/2030	2,700	2,580
4.000% due 01/15/2031	6,200	5,817
5.300% due 01/15/2029	2,800	2,850
5.375% due 04/15/2026	100	100
5.750% due 06/01/2028	1,200	1,233
6.750% due 12/01/2033	1,300	1,436

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	2,282	2,246
6.484% due 10/24/2029 •	15,000	16,156
6.550% (TSFR3M + 1.432%) due 05/15/2026 ~	5,000	5,029
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	613

Golub Capital BDC, Inc.
2.050% due 02/15/2027	3,400	3,141

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	2,125	1,969

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	15,600	15,110

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,500	1,316

Healthcare Realty Holdings LP
3.875% due 05/01/2025	160	159

Highwoods Realty LP
2.600% due 02/01/2031	1,000	853
3.050% due 02/15/2030	3,500	3,151

Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,447
3.500% due 09/15/2030	1,700	1,577
5.500% due 04/15/2035	5,000	5,075
5.700% due 07/01/2034	500	517

HPS Corporate Lending Fund
6.750% due 01/30/2029	1,400	1,451

HSBC Holdings PLC
2.099% due 06/04/2026 •	4,700	4,612
4.600% due 12/17/2030 •(d)(e)	600	546
4.700% due 03/09/2031 •(d)(e)	4,900	4,438
5.546% due 03/04/2030 •(f)	24,800	25,789
6.387% (SOFRRATE + 1.430%) due 03/10/2026 ~	2,000	2,008

Hudson Pacific Properties LP
3.250% due 01/15/2030	1,100	835
3.950% due 11/01/2027	7,700	6,967
4.650% due 04/01/2029	3,600	2,994
5.950% due 02/15/2028	1,000	918

Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031	2,400	2,145

ING Groep NV
3.875% due 05/16/2027 •(d)(e)	200	181
4.050% due 04/09/2029	1,500	1,483
8.000% due 05/16/2030 •(d)(e)	2,700	2,904

Intesa Sanpaolo SpA
7.200% due 11/28/2033	7,100	8,091
8.248% due 11/21/2033 •	3,700	4,298

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,717
2.300% due 11/15/2028	1,800	1,650
5.500% due 08/15/2033	1,000	1,030

JPMorgan Chase & Co.
1.764% due 11/19/2031 •	1,500	1,290
2.301% due 10/15/2025 •	15,100	15,082
2.545% due 11/08/2032 •	7,800	6,864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.580% due 04/22/2032 •	$1,100	$982
3.509% due 01/23/2029 •	200	195
3.960% due 01/29/2027 •	10,700	10,641
4.323% due 04/26/2028 •	1,155	1,158
4.851% due 07/25/2028 •	11,121	11,317
4.995% due 07/22/2030 •	5,100	5,245
5.581% due 04/22/2030 •	5,000	5,249
6.070% due 10/22/2027 •	10,600	10,988
6.098% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	1,006

JPMorgan Chase Bank NA
5.110% due 12/08/2026	5,000	5,114

Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,737
4.375% due 10/01/2025	4,300	4,278

Lazard Group LLC
6.000% due 03/15/2031	5,000	5,275

LeasePlan Corp. NV
2.875% due 10/24/2024	3,400	3,395

Legg Mason, Inc.
5.625% due 01/15/2044	1,000	1,045

Lloyds Bank PLC
0.000% due 04/02/2032 þ	1,800	1,244

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	1,100	1,072
3.750% due 01/11/2027	12,600	12,463
4.550% due 08/16/2028	1,100	1,107
5.871% due 03/06/2029 •	1,500	1,565
5.985% due 08/07/2027 •	1,737	1,783
8.000% due 09/27/2029 •(d)(e)	2,300	2,470

Loews Corp.
3.200% due 05/15/2030	1,900	1,791

LXP Industrial Trust
2.700% due 09/15/2030	2,400	2,138

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	600	605

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,000	11,710
4.080% due 04/19/2028 •	600	597
5.354% due 09/13/2028 •	1,100	1,133

Mizuho Financial Group, Inc.
2.839% due 09/13/2026	5,000	4,879
2.869% due 09/13/2030 •	800	739
5.594% due 07/10/2035 •	4,500	4,749

Morgan Stanley
5.320% due 07/19/2035 •	3,100	3,220
5.656% due 04/18/2030 •	4,000	4,209
5.989% (SOFRRATE + 0.950%) due 02/18/2026 ~	2,500	2,504
6.407% due 11/01/2029 •	3,000	3,225

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	2,000	1,987
6.150% due 05/17/2029	1,000	1,013

Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027	5,900	6,055

National Health Investors, Inc.
3.000% due 02/01/2031	2,600	2,270

Nationwide Building Society
3.960% due 07/18/2030 •	8,500	8,268
4.302% due 03/08/2029 •	12,200	12,091

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	1,900	1,518

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	100	135

NatWest Group PLC
5.076% due 01/27/2030 •	23,000	23,436
8.125% due 11/10/2033 •(d)(e)	1,000	1,093

NatWest Markets PLC
5.629% (SOFRRATE + 0.760%) due 09/29/2026 ~	2,100	2,096

Neuberger Berman Group LLC
4.500% due 03/15/2027	884	869

Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	175
6.250% due 09/13/2053 •	2,000	2,155

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
1.653% due 07/14/2026	$10,300	$9,814
2.679% due 07/16/2030	5,000	4,478
3.103% due 01/16/2030	3,200	2,960

Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059	3,000	2,231

Omega Healthcare Investors, Inc.
4.500% due 04/01/2027	2,650	2,637

Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,442
5.596% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,700

Pacific Life Insurance Co.
9.250% due 06/15/2039	600	843

Pacific LifeCorp
3.350% due 09/15/2050	1,000	731

Piedmont Operating Partnership LP
6.875% due 07/15/2029	3,400	3,575

Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,461
1.737% due 09/21/2030	4,800	4,169

Rayonier LP
2.750% due 05/17/2031	4,873	4,255

Realty Income Corp.
2.100% due 03/15/2028	5,000	4,653

Rexford Industrial Realty LP
2.125% due 12/01/2030	200	173

RGA Global Funding
5.500% due 01/11/2031	1,000	1,046
6.000% due 11/21/2028	4,000	4,245

Sabra Health Care LP
3.200% due 12/01/2031	2,500	2,202
3.900% due 10/15/2029	1,000	948

Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	8,000
3.450% due 06/02/2025	6,500	6,433
5.807% due 09/09/2026 •	500	503

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	3,500	3,335
2.896% due 03/15/2032 •	3,000	2,666
3.823% due 11/03/2028 •	500	489
6.534% due 01/10/2029 •	2,000	2,120
6.833% due 11/21/2026 •	1,600	1,634

SBA Tower Trust
1.631% due 05/15/2051	15,600	14,615

Sixth Street Lending Partners
6.500% due 03/11/2029	3,500	3,593

Standard Chartered PLC
6.170% due 01/09/2027 •	6,000	6,107

Store Capital LLC
2.750% due 11/18/2030	1,000	875

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028	9,700	8,864
6.472% (SOFRRATE + 1.170%) due 07/09/2029 ~	10,000	10,092
6.600% due 06/05/2034 •(d)(e)	2,000	2,109
6.701% (SOFRRATE + 1.430%) due 01/13/2026 ~	4,800	4,861

Sun Communities Operating LP
2.700% due 07/15/2031	100	88
4.200% due 04/15/2032	1,900	1,796

SVB Financial Group
4.345% due 04/29/2028 ^(a)	2,300	1,346

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,610

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(b)	4,000	3,934

Trust Fibra Uno
4.869% due 01/15/2030 (f)	4,500	4,175

Trustage Financial Group, Inc.
4.625% due 04/15/2032	9,600	8,869

UBS AG
5.650% due 09/11/2028	2,300	2,414
7.500% due 02/15/2028	20,100	22,083

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
1.305% due 02/02/2027 •	$3,800	$3,636
2.193% due 06/05/2026 •	2,000	1,964
3.091% due 05/14/2032 •	11,600	10,466
3.750% due 03/26/2025	12,000	11,939
3.869% due 01/12/2029 •	2,200	2,153
4.282% due 01/09/2028	10,000	9,928
4.375% due 02/10/2031 •(d)(e)	1,700	1,484
4.550% due 04/17/2026	600	602
4.875% due 02/12/2027 •(d)(e)	1,400	1,343
5.379% due 09/06/2045 •	5,000	5,118
5.617% due 09/13/2030 •	6,600	6,898
5.699% due 02/08/2035 •	6,700	7,075
5.959% due 01/12/2034 •	21,100	22,571
6.301% due 09/22/2034 •	7,600	8,345
6.442% due 08/11/2028 •	2,900	3,051
6.537% due 08/12/2033 •	550	607
6.850% due 09/10/2029 •(d)(e)	1,000	1,014
9.250% due 11/13/2033 •(d)(e)	5,300	6,264

UniCredit SpA
5.459% due 06/30/2035 •	4,600	4,528

Unum Group
3.875% due 11/05/2025	4,760	4,722

VICI Properties LP
3.875% due 02/15/2029	7,100	6,806
5.125% due 05/15/2032	1,600	1,608

Wells Fargo & Co.
2.393% due 06/02/2028 •	4,000	3,804
2.406% due 10/30/2025 •	11,400	11,369
2.879% due 10/30/2030 •	2,000	1,856
3.196% due 06/17/2027 •	1,800	1,766
3.526% due 03/24/2028 •	4,300	4,219
3.584% due 05/22/2028 •	1,600	1,569
5.389% due 04/24/2034 •	4,000	4,151
5.574% due 07/25/2029 •	5,300	5,515
5.707% due 04/22/2028 •	8,800	9,088
6.283% (SOFRRATE + 1.070%) due 04/22/2028 ~	1,700	1,708
6.303% due 10/23/2029 •	6,800	7,277

Wells Fargo Bank NA
5.450% due 08/07/2026	1,000	1,024

Weyerhaeuser Co.
4.000% due 04/15/2030	12,500	12,255
4.750% due 05/15/2026	4,100	4,128

WP Carey, Inc.
4.000% due 02/01/2025	2,600	2,588

		1,363,614

INDUSTRIALS 27.1%

AbbVie, Inc.
3.200% due 11/21/2029	3,480	3,329

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026	1,600	1,553

Air Canada Pass-Through Trust
3.300% due 07/15/2031	4,018	3,761

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	4,839	4,840

Alcon Finance Corp.
2.600% due 05/27/2030	7,700	7,030

Allegion PLC
3.500% due 10/01/2029	3,000	2,862

American Airlines Pass-Through Trust
2.875% due 01/11/2036	89	78
3.000% due 04/15/2030	4,207	3,966
3.150% due 08/15/2033	4,256	3,970
3.200% due 12/15/2029	1,741	1,652
3.350% due 04/15/2031	6,212	5,875
3.375% due 11/01/2028	660	627
3.575% due 07/15/2029	2,725	2,632
3.600% due 03/22/2029	4,532	4,392
3.700% due 04/01/2028	379	367

Amgen, Inc.
5.250% due 03/02/2030	6,400	6,680
5.600% due 03/02/2043	2,100	2,207
5.650% due 03/02/2053	6,500	6,842

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arrow Electronics, Inc.
5.150% due 08/21/2029	$2,000	$2,032

Ashtead Capital, Inc.
4.000% due 05/01/2028	4,000	3,902

Bacardi Ltd.
5.150% due 05/15/2038	200	195

BAE Systems PLC
3.400% due 04/15/2030	800	758

Bayer U.S. Finance LLC
4.250% due 12/15/2025	8,500	8,441
4.375% due 12/15/2028	10,100	9,970
6.125% due 11/21/2026	10,800	11,141
6.375% due 11/21/2030	9,567	10,245
6.500% due 11/21/2033	19,600	21,221

Berry Global, Inc.
4.875% due 07/15/2026	6,700	6,695

Boeing Co.
2.196% due 02/04/2026	24,300	23,410
3.250% due 02/01/2028	6,200	5,876
4.875% due 05/01/2025	27,500	27,400
5.705% due 05/01/2040	4,500	4,394
5.805% due 05/01/2050	6,200	5,994
5.930% due 05/01/2060	14,000	13,423
6.259% due 05/01/2027	13,000	13,431
6.388% due 05/01/2031	8,000	8,510
6.528% due 05/01/2034	11,100	11,917

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,700	5,532
5.950% due 08/04/2033	1,000	1,069

Boston Scientific Corp.
6.500% due 11/15/2035	3,000	3,456

British Airways Pass-Through Trust
2.900% due 09/15/2036	88	78
3.300% due 06/15/2034	79	75
3.350% due 12/15/2030	2,978	2,794
3.800% due 03/20/2033	1,217	1,179
4.125% due 03/20/2033	1,520	1,443
4.250% due 05/15/2034	236	227

Broadcom, Inc.
2.450% due 02/15/2031	37,220	32,994
2.600% due 02/15/2033	9,200	7,890
3.419% due 04/15/2033	7,343	6,674
3.469% due 04/15/2034	20,567	18,529
4.150% due 11/15/2030	7,422	7,332
4.926% due 05/15/2037	13,049	13,044
5.050% due 07/12/2027	929	950

Cameron LNG LLC
3.402% due 01/15/2038	100	86

CDW LLC
2.670% due 12/01/2026	2,500	2,408

Centene Corp.
2.625% due 08/01/2031	1,600	1,373
3.000% due 10/15/2030	2,100	1,882
4.250% due 12/15/2027	400	393

CGI, Inc.
1.450% due 09/14/2026	9,500	8,991

Charter Communications Operating LLC
3.900% due 06/01/2052	7,000	4,593

Cheniere Energy Partners LP
5.750% due 08/15/2034	3,000	3,128

Conagra Brands, Inc.
4.850% due 11/01/2028	1,500	1,524

Constellation Brands, Inc.
2.250% due 08/01/2031	100	86
4.750% due 11/15/2024	900	899

Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,714
5.450% due 09/15/2028	3,500	3,625

Crown Castle Towers LLC
4.241% due 07/15/2048	900	883

CVS Health Corp.
4.300% due 03/25/2028	2,113	2,108
5.250% due 01/30/2031	1,900	1,957

CVS Pass-Through Trust
7.507% due 01/10/2032	1,113	1,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DAE Funding LLC
2.625% due 03/20/2025	$4,200	$4,155
3.375% due 03/20/2028	400	382

DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,306
5.375% due 07/15/2025	7,000	7,022
5.600% due 04/01/2044	1,070	1,065

Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	11,315
3.750% due 10/28/2029	6,500	6,150
7.375% due 01/15/2026	1,104	1,137

Diamondback Energy, Inc.
5.200% due 04/18/2027	550	561

Ecopetrol SA
4.625% due 11/02/2031	100	86

Elevance Health, Inc.
2.250% due 05/15/2030	10,124	9,070

Enbridge, Inc.
5.300% due 04/05/2029	3,500	3,625
6.000% due 11/15/2028	2,000	2,125

Energy Transfer LP
3.900% due 07/15/2026	900	892
4.950% due 05/15/2028	900	914
5.550% due 02/15/2028	600	621
5.950% due 12/01/2025	1,100	1,112
6.050% due 12/01/2026	6,900	7,147

Eni SpA
5.500% due 05/15/2034	2,000	2,073

EnLink Midstream LLC
6.500% due 09/01/2030	2,500	2,697

Equifax, Inc.
5.100% due 06/01/2028	3,000	3,074

Expedia Group, Inc.
2.950% due 03/15/2031	2,000	1,821
3.250% due 02/15/2030	3,000	2,830

FactSet Research Systems, Inc.
2.900% due 03/01/2027	1,000	967

Ferguson Finance PLC
3.250% due 06/02/2030	1,100	1,026

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	9,700	8,505

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	3,000	2,824

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,900	2,014

HCA, Inc.
3.500% due 09/01/2030	16,400	15,460
5.500% due 06/01/2033	6,800	7,064
5.625% due 09/01/2028	2,000	2,077

HF Sinclair Corp.
5.875% due 04/01/2026	3,000	3,044

Hyatt Hotels Corp.
5.750% due 04/23/2030	7,100	7,437

Hyundai Capital America
1.500% due 06/15/2026	2,000	1,904
6.000% due 07/11/2025	4,000	4,040
6.288% due 08/04/2025 •	4,000	4,021

Icon Investments Six DAC
5.809% due 05/08/2027	4,000	4,128

Imperial Brands Finance PLC
4.250% due 07/21/2025	430	428

Infor, Inc.
1.750% due 07/15/2025	3,800	3,691

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,061	1,849

Keurig Dr Pepper, Inc.
5.050% due 03/15/2029	2,000	2,065

Kinder Morgan, Inc.
3.600% due 02/15/2051	400	290
5.450% due 08/01/2052	200	195
8.050% due 10/15/2030	6,500	7,663

Las Vegas Sands Corp.
2.900% due 06/25/2025	2,200	2,163
3.500% due 08/18/2026	4,250	4,163
5.900% due 06/01/2027	17,000	17,462

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lockheed Martin Corp.
4.800% due 08/15/2034	$1,000	$1,026

Marriott International, Inc.
4.625% due 06/15/2030	3,900	3,938
5.000% due 10/15/2027	1,100	1,123
5.550% due 10/15/2028	3,800	3,978

Mattel, Inc.
3.375% due 04/01/2026	1,000	978

Netflix, Inc.
5.375% due 11/15/2029	3,525	3,710

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	5,050	4,925

Norfolk Southern Corp.
4.100% due 05/15/2121	100	76

Northern Star Resources Ltd.
6.125% due 04/11/2033	1,000	1,054

Northrop Grumman Corp.
5.200% due 06/01/2054	1,500	1,529

Northwest Pipeline LLC
4.000% due 04/01/2027	4,500	4,455

NVR, Inc.
3.000% due 05/15/2030	2,760	2,558

NXP BV
5.550% due 12/01/2028	600	623

ONEOK Partners LP
4.900% due 03/15/2025	800	799

Penske Truck Leasing Co. LP
3.950% due 03/10/2025	3,500	3,482

Prosus NV
3.680% due 01/21/2030	1,700	1,604

Quanta Services, Inc.
2.900% due 10/01/2030	200	184

RELX Capital, Inc.
4.750% due 05/20/2032	800	809

Renesas Electronics Corp.
1.543% due 11/26/2024	5,600	5,564

Royalty Pharma PLC
1.750% due 09/02/2027	2,000	1,864

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	15,700	15,663
5.625% due 03/01/2025	1,192	1,193
5.875% due 06/30/2026	8,000	8,134

Santos Finance Ltd.
3.649% due 04/29/2031	7,830	7,119
4.125% due 09/14/2027	2,200	2,161

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,400	2,294

Southern Co.
3.700% due 04/30/2030	2,500	2,417
4.850% due 03/15/2035	2,000	2,017
5.500% due 03/15/2029	1,100	1,154

Spectra Energy Partners LP
3.375% due 10/15/2026	3,500	3,439

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	194

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,530	2,235
4.100% due 10/01/2029	108	101

Sprint Spectrum Co. LLC
4.738% due 09/20/2029	138	137

Stryker Corp.
4.250% due 09/11/2029	2,500	2,506
4.850% due 12/08/2028	5,125	5,260

Suntory Holdings Ltd.
2.250% due 10/16/2024	3,500	3,495

T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	8,631
2.400% due 03/15/2029	4,300	3,962
2.700% due 03/15/2032	7,900	6,970
3.875% due 04/15/2030	14,000	13,618
4.800% due 07/15/2028	6,100	6,218
4.950% due 03/15/2028	7,300	7,469
5.750% due 01/15/2054	2,000	2,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tapestry, Inc.
7.000% due 11/27/2026	$2,900	$3,002

Targa Resources Corp.
6.125% due 03/15/2033	6,700	7,196

TD SYNNEX Corp.
1.750% due 08/09/2026	7,225	6,867
2.375% due 08/09/2028	100	92

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	5,000	4,580

Textron, Inc.
3.375% due 03/01/2028	1,500	1,453

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	1,672	1,652

United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,202	2,866
2.875% due 04/07/2030	600	562
2.900% due 11/01/2029	2,739	2,513
3.500% due 09/01/2031	1,333	1,258
4.000% due 10/11/2027	610	601
4.150% due 02/25/2033	1,293	1,244
4.300% due 02/15/2027	604	598
5.450% due 08/15/2038	1,600	1,671
5.800% due 07/15/2037	6,844	7,209
5.875% due 04/15/2029	10,361	10,584

United Rentals North America, Inc.
3.875% due 11/15/2027	1,700	1,659

VMware, Inc.
1.400% due 08/15/2026	3,700	3,507
4.700% due 05/15/2030	5,780	5,826

Volkswagen Group of America Finance LLC
5.250% due 03/22/2029	4,565	4,663
5.300% due 03/22/2027	1,760	1,793

Warnermedia Holdings, Inc.
6.412% due 03/15/2026	2,980	2,982

Weir Group PLC
2.200% due 05/13/2026	20,300	19,539

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	3,677	3,631
4.700% due 09/15/2028	8,003	8,107

Woodside Finance Ltd.
3.650% due 03/05/2025	1,300	1,292
3.700% due 09/15/2026	2,500	2,460
5.100% due 09/12/2034	6,000	5,962

Yara International ASA
3.148% due 06/04/2030	810	733
3.800% due 06/06/2026	3,600	3,553
4.750% due 06/01/2028	2,700	2,694

		845,523

UTILITIES 12.7%

AEP Texas, Inc.
5.400% due 06/01/2033	1,500	1,542

AES Corp.
3.300% due 07/15/2025	2,000	1,972
3.950% due 07/15/2030	3,700	3,538
5.450% due 06/01/2028	14,431	14,862

American Transmission Systems, Inc.
2.650% due 01/15/2032	2,200	1,934

AT&T, Inc.
3.800% due 12/01/2057	407	308

Avangrid, Inc.
3.800% due 06/01/2029	800	778

Black Hills Corp.
2.500% due 06/15/2030	2,200	1,955
6.150% due 05/15/2034	2,700	2,915

Boston Gas Co.
4.487% due 02/15/2042	1,400	1,239

DTE Energy Co.
5.100% due 03/01/2029	1,800	1,854

Duke Energy Corp.
3.250% due 01/15/2082 •	1,002	929

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	4,000	4,056

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edison International
6.950% due 11/15/2029	$2,500	$2,757

Electricite de France SA
4.875% due 09/21/2038	2,500	2,402
6.950% due 01/26/2039	1,400	1,613
9.125% due 03/15/2033 •(d)	2,400	2,738

Enel Finance America LLC
7.100% due 10/14/2027	1,200	1,289

Enel Finance International NV
1.625% due 07/12/2026	7,200	6,855
2.125% due 07/12/2028	1,500	1,378
3.500% due 04/06/2028	905	878
3.625% due 05/25/2027	250	245
4.750% due 05/25/2047	200	186
5.125% due 06/26/2029	7,200	7,378

Entergy Corp.
1.900% due 06/15/2028	9,900	9,090
2.400% due 06/15/2031	3,500	3,048
3.750% due 06/15/2050	2,900	2,221

Fells Point Funding Trust
3.046% due 01/31/2027	3,400	3,294

FirstEnergy Transmission LLC
2.866% due 09/15/2028	8,300	7,855

Florida Power & Light Co.
4.800% due 05/15/2033	3,000	3,073

FORESEA Holding SA
7.500% due 06/15/2030	266	255

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	6,500	3,347

Georgia Power Co.
5.004% due 02/23/2027	2,500	2,555

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	3,787	3,663

Jersey Central Power & Light Co.
4.300% due 01/15/2026	8,684	8,653

Liberty Utilities Co.
5.577% due 01/31/2029	2,000	2,069

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029	1,200	1,194

Monongahela Power Co.
3.550% due 05/15/2027	3,195	3,137

Narragansett Electric Co.
5.350% due 05/01/2034	1,500	1,563

New York State Electric & Gas Corp.
3.300% due 09/15/2049	200	142

Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	10,000
4.278% due 12/15/2028	5,000	4,928

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,284

ONEOK, Inc.
4.250% due 09/24/2027	16,300	16,319
4.550% due 07/15/2028	900	905
5.050% due 11/01/2034	10,000	9,959
6.000% due 06/15/2035	100	107
6.050% due 09/01/2033	11,500	12,294

Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,468
2.950% due 03/01/2026	3,800	3,710
3.000% due 06/15/2028	9,500	9,036
3.150% due 01/01/2026	3,400	3,337
3.250% due 06/01/2031	3,500	3,188
3.300% due 12/01/2027	1,500	1,448
3.450% due 07/01/2025	9,765	9,655
3.500% due 06/15/2025	20,300	20,079
3.750% due 07/01/2028	3,015	2,936
4.200% due 03/01/2029	10,000	9,846
4.500% due 12/15/2041	4,969	4,273
4.550% due 07/01/2030	503	499
4.950% due 06/08/2025	3,400	3,398
4.950% due 07/01/2050	600	546
5.450% due 06/15/2027	2,500	2,561
5.550% due 05/15/2029	11,000	11,431
5.800% due 05/15/2034	11,700	12,370
5.900% due 10/01/2054	2,600	2,696
6.700% due 04/01/2053	1,000	1,146

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 01/15/2053	$7,500	$8,558
6.950% due 03/15/2034	30,200	34,346

PacifiCorp
4.150% due 02/15/2050	1,700	1,412
5.300% due 02/15/2031	2,600	2,708
5.450% due 02/15/2034	5,200	5,407
5.800% due 01/15/2055	3,000	3,150

Public Service Co. of Oklahoma
2.200% due 08/15/2031	3,500	2,990
6.625% due 11/15/2037	1,000	1,126

Rio Oil Finance Trust
9.750% due 01/06/2027	160	166

San Diego Gas & Electric Co.
3.000% due 03/15/2032	3,000	2,734

Sempra
5.500% due 08/01/2033	3,500	3,673
6.000% due 10/15/2039	800	855

Southern California Edison Co.
2.850% due 08/01/2029	2,000	1,879
3.900% due 12/01/2041	400	338
4.875% due 02/01/2027	3,300	3,352
4.875% due 03/01/2049	4,277	4,065
5.650% due 10/01/2028	1,700	1,787
5.850% due 11/01/2027	5,700	5,989
6.650% due 04/01/2029	4,500	4,903

Southern California Gas Co.
3.950% due 02/15/2050	2,100	1,718
5.200% due 06/01/2033	6,200	6,455

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	300	262

Spire, Inc.
5.300% due 03/01/2026	3,500	3,540

System Energy Resources, Inc.
2.140% due 12/09/2025	3,300	3,199

Toledo Edison Co.
2.650% due 05/01/2028	2,833	2,646

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025	400	397

Verizon Communications, Inc.
2.987% due 10/30/2056	669	439

Vistra Operations Co. LLC
6.950% due 10/15/2033	2,700	3,046

Xcel Energy, Inc.
3.400% due 06/01/2030	1,100	1,044

		394,363

Total Corporate Bonds & Notes (Cost $2,619,955)		2,603,500

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Southwest Airlines Co.
1.250% due 05/01/2025	1,000	1,011

Total Convertible Bonds & Notes (Cost $1,248)		1,011

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.0%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	120

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	122

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	346

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	375

		963

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	$8,144	$9,329

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	670

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	312

NEW YORK 0.0%

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	270	280

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	8,481

Total Municipal Bonds & Notes (Cost $21,926)		20,035

U.S. GOVERNMENT AGENCIES 14.6%

Ginnie Mae
8.500% due 08/15/2030	2	2

Ginnie Mae, TBA
4.000% due 11/01/2054	30,800	29,802

Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	2,716	2,564
4.000% due 08/01/2049	905	881
4.500% due 10/01/2052 - 01/01/2053	27,033	26,604

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	20,310	18,231
4.000% due 11/01/2054	105,240	101,163
5.000% due 11/01/2054	21,000	20,991
5.500% due 11/01/2054	108,100	109,360
6.000% due 11/01/2054	136,500	139,512
6.500% due 11/01/2054	5,900	6,080

Total U.S. Government Agencies (Cost $454,758)		455,190

U.S. TREASURY OBLIGATIONS 2.1%

U.S. Treasury Inflation Protected Securities (c)
0.250% due 01/15/2025 (f)(h)	43,955	43,416
0.750% due 02/15/2045 (f)(h)	15,494	12,399
1.500% due 02/15/2053 (h)(j)	8,782	7,949

Total U.S. Treasury Obligations (Cost $65,186)		63,764

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

245 Park Avenue Trust
3.508% due 06/05/2037	3,100	2,965

Atrium Hotel Portfolio Trust
6.324% due 12/15/2036 •	2,204	2,150

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	3,725	3,400

COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	6,203	6,142

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	816	790
6.611% due 07/15/2038 •	1,000	908

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DC Office Trust
2.965% due 09/15/2045	$10,500	$9,325

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,779
5.693% due 04/15/2037 •	976	951

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	201	194

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,208	4,052
6.864% due 10/25/2063 þ	1,831	1,865

PRKCM Trust
7.225% due 11/25/2058 þ	875	897

PRPM Trust
6.250% due 08/25/2068 þ	448	453

Structured Asset Mortgage Investments Trust
5.779% due 03/19/2034 •	184	173

Verus Securitization Trust
6.193% due 03/25/2068 þ	1,471	1,485
6.876% due 11/25/2068 ~	895	918
7.070% due 10/25/2068 þ	410	421

VNDO Mortgage Trust
3.805% due 01/10/2035	200	194

Total Non-Agency Mortgage-Backed Securities (Cost $39,501)		39,062

ASSET-BACKED SECURITIES 2.2%

37 Capital CLO 1 Ltd.
7.101% due 01/15/2034 •	8,000	8,017

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •	442	443

Barings Loan Partners CLO Ltd.
6.802% due 07/20/2033 •	1,000	1,002

Betony CLO Ltd.
6.597% due 04/30/2031 •	675	676

BPCRE Ltd.
7.414% due 01/16/2037 •	1,181	1,180

CIFC Funding Ltd.
6.494% due 04/20/2030 •	611	611
6.654% due 01/22/2031 •	598	598

Dewolf Park CLO Ltd.
6.483% due 10/15/2030 •	961	962

Elmwood CLO Ltd.
6.986% due 12/11/2033 •	8,300	8,321

FHF Trust
6.570% due 06/15/2028	1,806	1,833

GoldenTree Loan Management U.S. CLO Ltd.
6.952% due 01/20/2034 •	3,300	3,307

KKR CLO Ltd.
6.563% due 04/15/2031 •	1,091	1,092
6.726% due 02/09/2035 •	1,000	1,001

Magnetite Ltd.
6.746% due 01/25/2032 •	852	853

MF1 LLC
6.702% due 03/19/2039 •	1,000	1,001

MF1 Ltd.
6.315% due 02/19/2037 •	2,906	2,895

Neuberger Berman Loan Advisers CLO Ltd.
6.873% due 10/24/2032 •	5,000	5,006

Octagon Investment Partners Ltd.
6.511% due 07/19/2030 •	522	523

Rad CLO Ltd.
6.875% due 01/25/2033 •	6,600	6,600

RBSSP Resecuritization Trust
5.583% due 11/26/2036 •	121	119

Silver Rock CLO Ltd.
7.062% due 10/20/2033 •	7,100	7,110

Sound Point CLO Ltd.
6.733% due 07/15/2034 •	2,000	2,002

Start Ltd.
4.089% due 03/15/2044	403	390

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Symphony CLO Ltd.
6.483% due 01/23/2032 •	$944	$944

Trinitas CLO Ltd.
6.655% due 04/25/2033 •	9,000	9,012

Vertical Bridge Holdings LLC
2.636% due 09/15/2050	4,200	4,105

Total Asset-Backed Securities (Cost $69,443)		69,603

SOVEREIGN ISSUES 0.6%

Israel Government International Bond
5.375% due 03/12/2029	4,100	4,170

Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,780
4.875% due 07/18/2033	1,600	1,629

South Africa Government International Bond
4.850% due 09/30/2029	6,000	5,836

Total Sovereign Issues (Cost $20,904)		19,415

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Forsea Holding SA «	25,822	637

Total Common Stocks (Cost $516)		637

CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Wells Fargo & Co.
7.500%	13,190	16,912

Total Convertible Preferred Securities (Cost $10,405)		16,912

PREFERRED SECURITIES 3.8%

BANKING & FINANCE 3.8%

AGFC Capital Trust
7.313% (TSFR3M + 2.012%) due 01/15/2067 ~	3,080,000	2,022

	SHARES	MARKET VALUE (000S)

American Express Co.
3.550% due 09/15/2026 •(d)	2,000,000	$1,902

Bank of America Corp.
5.875% due 03/15/2028 •(d)	14,085,000	14,284

Capital One Financial Corp.
3.950% due 09/01/2026 •(d)	4,900,000	4,622

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	10,100,000	9,049

Citigroup, Inc.
3.875% due 02/18/2026 •(d)	12,500,000	12,106
7.200% due 05/15/2029 •(d)	2,800,000	2,966

CoBank ACB
4.250% due 01/01/2027 •(d)	4,200,000	4,021
6.200% (US0003M + 3.744%) due 01/01/2025 ~(d)	30,000	3,012

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(d)	2,000,000	1,914

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(d)	3,000,000	3,020
7.500% due 02/10/2029 •(d)	2,500,000	2,687

HSBC Capital Funding Dollar LP
10.176% due 06/30/2030 •(d)	4,850,000	6,322

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(d)	2,500,000	2,427
4.000% due 04/01/2025 •(d)	11,000,000	10,887
4.200% due 09/01/2026 (d)	250,000	5,288
4.600% due 02/01/2025 •(d)	1,792,000	1,784
4.625% due 06/01/2026 (d)	110,000	2,519
6.875% due 06/01/2029 •(d)	4,300,000	4,614

SVB Financial Group
4.100% due 02/15/2031 ^(a)(d)	5,700,000	13

USB Capital Ltd.
6.583% due 10/31/2024 •(d)	14,250,000	12,023

Wells Fargo & Co.
6.850% due 09/15/2029 •(d)	6,500,000	6,793
7.625% due 09/15/2028 •(d)	2,400,000	2,627

		116,902

	SHARES	MARKET VALUE (000S)
UTILITIES 0.0%

Sempra Energy
4.875% due 10/15/2025 •(d)	1,000,000	$992

Total Preferred Securities (Cost $127,180)		117,894

Total Investments in Securities (Cost $3,446,851)		3,422,535

INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%

PIMCO Short-Term Floating NAV Portfolio III	8,154,791	79,403

Total Short-Term Instruments (Cost $79,403)		79,403

Total Investments in Affiliates (Cost $79,403)		79,403

Total Investments 112.4% (Cost $3,526,254)		$3,501,938

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $5,040)		913

Other Assets and Liabilities, net (12.4)%		(385,260)

Net Assets 100.0%		$3,117,591

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	4.300%	09/30/2024	TBD	(2)	(1,054)	$(1,054)
DEU	4.990	09/24/2024	10/01/2024		(212)	(213)
	5.000	09/24/2024	10/01/2024		(29,335)	(29,363)
NOM	3.750	09/20/2024	TBD	(2)	(3,989)	(3,994)
	5.300	09/10/2024	10/08/2024		(4,042)	(4,054)
TDM	5.010	09/20/2024	TBD	(2)	(21,712)	(21,745)

Total Reverse Repurchase Agreements						$(60,423)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(1,054)	$0	$(1,054)	$3,615	$2,561
DEU	0	(29,576)	0	(29,576)	29,586	10
JPS	0	0	0	0	(20)	(20)
NOM	0	(8,048)	0	(8,048)	8,241	193
TDM	0	(21,745)	0	(21,745)	22,749	1,004

Total Borrowings and Other Financing Transactions	$0	$(60,423)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(26,793)	$(26,793)
U.S. Treasury Obligations	(29,576)	(4,054)	0	0	(33,630)

Total Borrowings	$(29,576)	$(4,054)	$0	$(26,793)	$(60,423)

Payable for reverse repurchase agreements					$(60,423)

(f)	Securities with an aggregate market value of $64,319 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(41,870) at a weighted average interest rate of 5.272%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	33	$33	$(18)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	33	33	(16)	(2)

Total Written Options					$(34)	$(4)

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	627	$68,897	$(177)	$0	$(230)

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2024	1,082	$(134,371)	$291	$744	$0

Total Futures Contracts				$114	$744	$(230)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.786%	$5,000	$204	$(280)	$(76)	$5	$0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.060	2,500	0	(6)	(6)	0	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.633	7,500	161	(358)	(197)	10	0

						$365	$(644)	$(279)	$15	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.373%	$5,000	$1,022	$(627)	$395	$0	$(1)
AES Corp.	5.000	Quarterly	12/20/2028	0.818	1,000	124	40	164	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.355	2,500	(15)	65	50	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.232	16,200	206	(173)	33	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.253	1,770	(45)	55	10	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341	8,500	164	(68)	96	0	(2)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	16,800	(91)	404	313	0	(4)
Boeing Co.	1.000	Quarterly	12/20/2024	0.466	9,900	(174)	189	15	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.853	800	(6)	8	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.944	17,300	(84)	110	26	0	(3)
Boeing Co.	1.000	Quarterly	06/20/2029	1.352	1,200	17	0	17	1	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.438	1,200	(4)	(4)	(8)	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.441	2,200	313	(9)	304	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2026	0.101	61,400	473	473	946	0	(14)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110	7,800	92	60	152	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.412	3,710	701	(331)	370	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	6,450	811	120	931	0	(10)
Lennar Corp.	5.000	Quarterly	12/20/2026	0.294	4,200	867	(437)	430	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.130	17,700	302	(262)	40	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.294	2,600	59	(27)	32	0	(1)

						$4,732	$(414)	$4,318	$3	$(40)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.350%	Annual	06/30/2031	$20,100	$(70)	$(87)	$(157)	$59	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	27,400	(278)	143	(135)	80	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	18,600	20	106	126	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	12,300	(103)	(547)	(650)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	2,900	(9)	(161)	(170)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	2,900	(11)	(112)	(123)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	2,700	(11)	(91)	(102)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	2,800	(9)	(62)	(71)	8	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.715%	Annual	08/07/2034	$2,900	$(12)	$(79)	$(91)	$8	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	2,700	(10)	(66)	(76)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	2,700	(9)	(41)	(50)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	3,700	(13)	(63)	(76)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	2,800	(10)	(49)	(59)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	2,700	(10)	(33)	(43)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	3,000	(11)	(41)	(52)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	2,700	(9)	(40)	(49)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	2,700	(10)	(52)	(62)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	4,000	(15)	(58)	(73)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	2,700	(10)	(41)	(51)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	2,700	(10)	(49)	(59)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	3,000	(12)	(54)	(66)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	1,100	(4)	(21)	(25)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	2,800	(11)	(53)	(64)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	2,700	(10)	(59)	(69)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	2,100	(8)	(16)	(24)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	1,500	(6)	(3)	(9)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	2,900	(11)	(8)	(19)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,400	(7)	19	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,400	(6)	17	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	2,800	(12)	24	12	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	3,000	(13)	25	12	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	2,700	(10)	32	22	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	2,700	(10)	28	18	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040	27,400	0	349	349	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	31,200	1,232	(2,168)	(936)	125	0

						$512	$(3,311)	$(2,799)	$666	$0

Total Swap Agreements						$5,609	$(4,369)	$1,240	$684	$(40)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$744	$684	$1,428		$(4)	$(230)	$(40)	$(274)

(h)

Securities with an aggregate market value of $12,281 and cash of $72,864 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	2,600	$ (9)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	2,600	(9)	(9)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	3,000	(10)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	3,000	(10)	(9)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	2,800	(9)	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	2,800	(9)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	2,800	(9)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	2,800	(9)	(10)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	2,400	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	2,400	(9)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	2,500	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	2,500	(9)	(9)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	2,500	(8)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	2,500	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	2,400	(8)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	2,400	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	4,600	(15)	(13)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	4,600	(15)	(16)

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	2,600	(10)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	2,600	(10)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	2,700	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	1,300	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	1,300	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	2,700	(9)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,300	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	1,300	(4)	(4)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	2,600	(7)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	2,600	(7)	(8)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	2,600	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	2,600	(8)	(7)

							$ (257)	$(186)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.109	10/08/2024	2,000	$(11)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.109	10/08/2024	2,000	(9)	(39)

					$(20)	$(39)

Total Written Options					$(277)	$(225)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.236%	$	1,400	$30	$(17)	$13	$0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.226		1,800	(18)	22	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.174		600	(23)	24	1	0

GST	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		400	(3)	4	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.174		2,000	(80)	84	4	0

JPM	Israel Government International Bond	1.000	Quarterly	06/20/2029	1.452		1,100	(12)	(9)	0	(21)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485		200	(1)	3	2	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.203		11,400	(145)	100	0	(45)

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.222		1,400	0	8	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		300	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548		500	1	4	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662		1,200	(4)	15	11	0

Total Swap Agreements								$(258)	$242	$50	$(66)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$0	$0	$0	$(10)	$0	$(10)	$(10)	$0	$(10)
BRC	0	0	18	18	0	0	0	0	18	0	18
FAR	0	0	0	0	0	(57)	0	(57)	(57)	0	(57)
GLM	0	0	0	0	0	(69)	0	(69)	(69)	179	110
GST	0	0	5	5	0	0	0	0	5	0	5
JPM	0	0	2	2	0	(62)	(66)	(128)	(126)	170	44
MYC	0	0	25	25	0	(11)	0	(11)	14	170	184
UAG	0	0	0	0	0	(16)	0	(16)	(16)	0	(16)

Total Over the Counter	$0	$0	$50	$50	$0	$(225)	$(66)	$(291)

(j)

Securities with an aggregate market value of $519 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$744	$744
Swap Agreements	0	18	0	0	666	684

	$0	$18	$0	$0	$1,410	$1,428

Over the counter
Swap Agreements	$0	$50	$0	$0	$0	$50

	$0	$68	$0	$0	$1,410	$1,478

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	230	230
Swap Agreements	0	40	0	0	0	40

	$0	$40	$0	$0	$234	$274

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Written Options	$0	$0	$0	$0	$225	$225
Swap Agreements	0	66	0	0	0	66

	$0	$66	$0	$0	$225	$291

	$0	$106	$0	$0	$459	$565

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$420	$420
Futures	0	0	0	0	(12,540)	(12,540)
Swap Agreements	0	3,333	0	0	(917)	2,416

	$0	$3,333	$0	$0	$(13,037)	$(9,704)

Over the counter
Purchased Options	$0	$0	$0	$0	$141	$141
Written Options	0	0	0	0	1,775	1,775
Swap Agreements	0	118	0	0	0	118

	$0	$118	$0	$0	$1,916	$2,034

	$0	$3,451	$0	$0	$(11,121)	$(7,670)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(42)	$(42)
Futures	0	0	0	0	2,991	2,991
Swap Agreements	0	(2,033)	0	0	(3,377)	(5,410)

	$0	$(2,033)	$0	$0	$(428)	$(2,461)

Over the counter
Purchased Options	$0	$0	$0	$0	$193	$193
Written Options	0	0	0	0	(210)	(210)
Swap Agreements	0	(19)	0	0	0	(19)

	$0	$(19)	$0	$0	$(17)	$(36)

	$0	$(2,052)	$0	$0	$(445)	$(2,497)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,021	$5,491	$15,512
Corporate Bonds & Notes
Banking & Finance	0	1,359,680	3,934	1,363,614
Industrials	0	845,523	0	845,523
Utilities	0	394,363	0	394,363
Convertible Bonds & Notes
Industrials	0	1,011	0	1,011
Municipal Bonds & Notes
California	0	963	0	963
Georgia	0	9,329	0	9,329
Illinois	0	670	0	670
Massachusetts	0	312	0	312
New York	0	280	0	280
Ohio	0	8,481	0	8,481
U.S. Government Agencies	0	455,190	0	455,190
U.S. Treasury Obligations	0	63,764	0	63,764
Non-Agency Mortgage-Backed Securities	0	39,062	0	39,062

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Asset-Backed Securities	$0	$69,603	$0	$69,603
Sovereign Issues	0	19,415	0	19,415
Common Stocks
Industrials	0	0	637	637
Convertible Preferred Securities
Banking & Finance	16,912	0	0	16,912
Preferred Securities
Banking & Finance	7,807	109,095	0	116,902
Utilities	0	992	0	992

	$24,719	$3,387,754	$10,062	$3,422,535

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$79,403	$0	$0	$79,403

Total Investments	$104,122	$3,387,754	$10,062	$3,501,938

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)	September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,428	$0	$1,428
Over the counter	0	50	0	50

	$0	$1,478	$0	$1,478

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(274)	0	(274)
Over the counter	0	(291)	0	(291)

	$0	$(565)	$0	$(565)

Total Financial Derivative Instruments	$0	$913	$0	$913

Totals	$104,122	$3,388,667	$10,062	$3,502,851

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Asplundh Tree Expert LLC
6.595% due 05/23/2031	$1,099	$1,101

Avolon TLB Borrower 1 U.S. LLC
6.961% due 06/22/2028	3,695	3,707

Broadcom, Inc.
5.980% due 08/14/2026 «	6,500	6,484

Castlelake LP
2.950% due 05/13/2031 «	34,272	32,478

Charter Communications Operating LLC
7.082% (TSFR3M + 1.750%) due 02/01/2027 ~	55,203	55,197

Delos Aircraft Designated Activity Co.
6.354% due 10/31/2027	10,121	10,192

DirecTV Financing LLC
10.210% due 08/02/2029	2,704	2,667

Project Hudson II
7.730% due 05/29/2026 «	12,500	12,613

Setanta Aircraft Leasing Designated Activity Co.
6.354% due 11/05/2028	12,500	12,586

SkyMiles IP Ltd.
9.032% due 10/20/2027	8,690	8,861

Vistra Zero Operating Co. LLC
7.595% due 04/30/2031	4,677	4,696

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038	2,851	2,682

Total Loan Participations and Assignments (Cost $154,605)		153,264

CORPORATE BONDS & NOTES 83.7%

BANKING & FINANCE 28.7%

Accident Fund Insurance Co. of America
8.500% due 08/01/2032	103,000	105,043

AerCap Ireland Capital DAC
3.000% due 10/29/2028	21,940	20,732
3.850% due 10/29/2041	800	669
3.875% due 01/23/2028	150	148
4.625% due 10/15/2027	16,500	16,597

AIA Group Ltd.
3.200% due 09/16/2040	3,900	3,065
3.900% due 04/06/2028	2,200	2,172

Aircastle Ltd.
2.850% due 01/26/2028	12,500	11,698
5.950% due 02/15/2029	1,800	1,866
6.500% due 07/18/2028	2,088	2,191

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	11,500	9,522
3.000% due 05/18/2051	4,500	3,008
3.450% due 04/30/2025	700	695
3.550% due 03/15/2052	2,316	1,700
4.000% due 02/01/2050	8,000	6,393
4.850% due 04/15/2049	900	823

Alleghany Corp.
4.900% due 09/15/2044	5,400	5,291

Ally Financial, Inc.
2.200% due 11/02/2028	800	720
6.700% due 02/14/2033	6,200	6,345
6.848% due 01/03/2030 •	7,900	8,345
6.992% due 06/13/2029 •	11,000	11,635
8.000% due 11/01/2031	18,415	20,839

American Assets Trust LP
3.375% due 02/01/2031	30,500	26,538
6.150% due 10/01/2034	8,800	8,906

American Financial Group, Inc.
4.500% due 06/15/2047	40,300	36,085

American Homes 4 Rent LP
2.375% due 07/15/2031	700	602
3.375% due 07/15/2051	10,700	7,578
3.625% due 04/15/2032	22,300	20,629
4.250% due 02/15/2028	7,483	7,422
4.300% due 04/15/2052	10,700	8,862

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 02/15/2029		$1,037	$1,048

American International Group, Inc.
4.375% due 06/30/2050		6,200	5,563

American Tower Corp.
0.950% due 10/05/2030	EUR	4,300	4,188
2.100% due 06/15/2030		$17,100	15,069
2.950% due 01/15/2025		7,500	7,450
2.950% due 01/15/2051 (l)		37,850	25,704
3.100% due 06/15/2050		14,059	9,805
3.125% due 01/15/2027		16,200	15,773
3.375% due 10/15/2026		2,666	2,620
3.600% due 01/15/2028		2,250	2,197
3.700% due 10/15/2049		7,300	5,663
3.800% due 08/15/2029		61,400	59,757
3.950% due 03/15/2029		25,300	24,810
4.050% due 03/15/2032		1,300	1,249
4.400% due 02/15/2026		3,100	3,098
5.250% due 07/15/2028		2,095	2,158
5.550% due 07/15/2033		15,100	15,832
5.650% due 03/15/2033		12,600	13,319
5.900% due 11/15/2033		22,000	23,657

AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	9,525
3.833% due 03/11/2051		10,315	6,560

Antares Holdings LP
2.750% due 01/15/2027		7,700	7,217
3.750% due 07/15/2027		18,400	17,464
3.950% due 07/15/2026		4,100	3,989
6.500% due 02/08/2029		10,000	10,164
7.950% due 08/11/2028		5,500	5,842

Aon North America, Inc.
5.750% due 03/01/2054		10,000	10,602

Apollo Debt Solutions BDC
6.700% due 07/29/2031		10,000	10,306
6.900% due 04/13/2029		10,000	10,399

Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	3,952

Arch Capital Group Ltd.
3.635% due 06/30/2050		23,025	17,914

Ares Capital Corp.
5.950% due 07/15/2029		5,000	5,135

Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,985
3.650% due 02/01/2052		5,100	3,852
4.125% due 06/30/2051 •		12,400	11,852

Ares Management Corp.
6.375% due 11/10/2028		38,000	40,889

Ares Strategic Income Fund
5.600% due 02/15/2030 (b)		10,000	9,925

Arthur J Gallagher & Co.
3.500% due 05/20/2051		17,500	12,957

Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		10,300	7,589
6.125% due 09/15/2028		8,400	8,921

Athene Global Funding
2.500% due 01/14/2025		3,300	3,275
5.516% due 03/25/2027		11,300	11,571
5.526% due 07/11/2031		14,400	14,808
5.583% due 01/09/2029		10,000	10,360

Athene Holding Ltd.
5.875% due 01/15/2034		7,000	7,331
6.250% due 04/01/2054		15,000	16,005

Augustar Life Insurance Co.
6.875% due 06/15/2042		400	390

Aviation Capital Group LLC
3.500% due 11/01/2027		2,750	2,654
5.500% due 12/15/2024		7,600	7,594
6.250% due 04/15/2028		6,600	6,900

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		41,354	38,628
2.875% due 02/15/2025		5,700	5,641
5.500% due 01/15/2026		15,000	15,083
6.375% due 05/04/2028		3,471	3,630

AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	3,889

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		$15,000	$15,914
7.883% due 11/15/2034 •		10,000	11,483

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		5,100	5,017

Banco Santander SA
3.306% due 06/27/2029		3,600	3,446
4.875% due 10/18/2031	EUR	4,300	5,196

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(j)		$7,500	7,529

Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,701
2.687% due 04/22/2032 •		10,000	8,922
2.972% due 07/21/2052 •		1,700	1,208
3.194% due 07/23/2030 •		30,600	28,971
3.311% due 04/22/2042 •		8,700	7,072
3.419% due 12/20/2028 •		85,251	82,952
3.593% due 07/21/2028 •		13,900	13,646
3.974% due 02/07/2030 •		14,862	14,606
4.083% due 03/20/2051 •		2,200	1,913
4.271% due 07/23/2029 •		3,000	2,993
4.571% due 04/27/2033 •		88,000	87,605
5.080% due 01/20/2027 •		1,300	1,311
5.202% due 04/25/2029 •		8,725	8,973
5.288% due 04/25/2034 •		5,000	5,200
5.468% due 01/23/2035 •		22,300	23,459
5.872% due 09/15/2034 •		10,000	10,793

Bank of America NA
6.000% due 10/15/2036		9,200	10,175

Bank of Nova Scotia
4.900% due 06/04/2025 •(i)(j)		6,600	6,526

Barclays PLC
4.972% due 05/16/2029 •		28,114	28,432
5.088% due 06/20/2030 •		2,075	2,082
5.335% due 09/10/2035 •		5,000	5,058
5.746% due 08/09/2033 •		2,400	2,511
5.851% due 03/21/2035 •	GBP	12,100	16,395
6.224% due 05/09/2034 •		$12,195	13,143
6.692% due 09/13/2034 •		19,000	21,141
7.437% due 11/02/2033 •		8,500	9,817

BBVA Bancomer SA
5.875% due 09/13/2034 •(j)		1,000	974
8.450% due 06/29/2038 •(j)		400	436

Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	7,296
3.850% due 03/15/2052		13,600	11,494
4.200% due 08/15/2048		13,700	12,610

Berkshire Hathaway, Inc.
4.500% due 02/11/2043		245	244

BGC Group, Inc.
4.375% due 12/15/2025		6,100	6,044
6.600% due 06/10/2029		4,500	4,657
8.000% due 05/25/2028		5,600	6,028

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		7,200	6,056
2.800% due 09/30/2050		10,500	6,889
3.200% due 01/30/2052		43,000	30,745
3.500% due 09/10/2049		5,500	4,190
4.000% due 10/02/2047		8,400	6,931

Blackstone Private Credit Fund
4.700% due 03/24/2025		6,400	6,385

Blackstone Secured Lending Fund
2.750% due 09/16/2026		8,300	7,936

Block Financial LLC
2.500% due 07/15/2028		6,700	6,227

Blue Owl Credit Income Corp.
6.600% due 09/15/2029		1,600	1,642

Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	25,265
4.125% due 10/07/2051		10,500	7,934
4.375% due 02/15/2032		11,000	10,169
6.250% due 04/18/2034		13,000	13,619

BNP Paribas SA
3.052% due 01/13/2031 •		10,700	9,878
3.132% due 01/20/2033 •		12,400	11,077

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 01/13/2029 •		$10,100	$10,318
5.738% due 02/20/2035 •(l)		9,551	10,115
7.375% due 09/10/2034 •(i)(j)		12,400	12,935
7.750% due 08/16/2029 •(i)(j)		15,000	15,839
8.500% due 08/14/2028 •(i)(j)(l)		47,900	51,509

BPCE SA
5.716% due 01/18/2030 •		4,200	4,339
5.936% due 05/30/2035 •		3,800	3,981
7.003% due 10/19/2034 •		20,000	22,411

Brandywine Operating Partnership LP
3.950% due 11/15/2027		200	191
4.550% due 10/01/2029		5,400	5,083

Brighthouse Financial, Inc.
3.850% due 12/22/2051		13,100	9,079

Brookfield Capital Finance LLC
6.087% due 06/14/2033		10,000	10,829

Brookfield Finance LLC
3.450% due 04/15/2050		19,000	14,184

Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	11,251
3.625% due 02/15/2052		33,900	25,646
4.700% due 09/20/2047 (l)		34,350	31,815
5.968% due 03/04/2054		40,725	44,265

Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	10,358
4.950% due 03/17/2052		14,800	13,563

CaixaBank SA
5.673% due 03/15/2030 •		2,900	3,013

Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	14,369
7.200% due 12/12/2028		15,000	15,925

Capital One Financial Corp.
5.268% due 05/10/2033 •		14,800	14,945
6.377% due 06/08/2034 •		10,000	10,807

Carlyle Finance LLC
5.650% due 09/15/2048		5,700	5,780

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,600	3,452

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		12,213	12,443

CBRE Services, Inc.
5.500% due 04/01/2029		300	313
5.950% due 08/15/2034		10,000	10,745

Chubb INA Holdings, Inc.
2.850% due 12/15/2051		8,500	5,946
3.050% due 12/15/2061		17,548	11,996

CI Financial Corp.
3.200% due 12/17/2030		2,500	2,119
4.100% due 06/15/2051		38,200	26,640
7.500% due 05/30/2029		17,800	18,571

Cibanco SA Ibm
4.962% due 07/18/2029		7,200	7,030

Citibank NA
5.570% due 04/30/2034		2,000	2,134

Citigroup, Inc.
2.561% due 05/01/2032 •		2,445	2,150
3.057% due 01/25/2033 •		3,050	2,726
3.200% due 10/21/2026		14,852	14,551
3.668% due 07/24/2028 •		17,500	17,192
3.785% due 03/17/2033 •		7,500	7,029
4.075% due 04/23/2029 •		48,000	47,539
4.542% due 09/19/2030 •		15,000	15,021
5.827% due 02/13/2035 •		13,400	13,999

CME Group, Inc.
4.150% due 06/15/2048		2,875	2,603

CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,582
5.500% due 06/15/2033		7,400	7,801

Commonwealth Bank of Australia
3.784% due 03/14/2032 (j)		13,700	12,761

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		38,713	36,098
4.625% due 12/29/2025 •(i)(j)	EUR	9,200	10,159
5.447% due 03/05/2030 •		$10,000	10,387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

COPT Defense Properties LP
2.250% due 03/15/2026		$3,600	$3,479

Corebridge Financial, Inc.
3.900% due 04/05/2032		21,500	20,177
4.350% due 04/05/2042		10,400	9,221
4.400% due 04/05/2052		45,700	39,159
6.375% due 09/15/2054 •		7,000	7,090
6.875% due 12/15/2052 •		12,500	12,942

Corporate Office Properties LP
2.900% due 12/01/2033		4,000	3,352

CoStar Group, Inc.
2.800% due 07/15/2030		11,400	10,274

Credit Agricole SA
4.631% due 09/11/2028 •		3,100	3,115

Crown Castle, Inc.
2.100% due 04/01/2031		500	428
2.250% due 01/15/2031		3,753	3,256
3.100% due 11/15/2029		7,500	7,022
3.250% due 01/15/2051 (l)		22,025	15,704
3.800% due 02/15/2028		14,700	14,432
4.000% due 11/15/2049		39,410	31,889
4.300% due 02/15/2029		4,400	4,362
4.450% due 02/15/2026		16,495	16,490
4.750% due 05/15/2047		16,840	15,330
5.200% due 09/01/2034		25,000	25,336
5.200% due 02/15/2049		18,710	17,990

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		5,000	4,928

Danske Bank AS
5.427% due 03/01/2028 •		2,100	2,153

Deutsche Bank AG
2.129% due 11/24/2026 •		12,200	11,818
2.625% due 12/16/2024	GBP	12,200	16,211
3.547% due 09/18/2031 •		$4,393	4,096
3.729% due 01/14/2032 •		36,000	32,318
3.742% due 01/07/2033 •		17,700	15,497
4.999% due 09/11/2030 •		7,700	7,744
5.403% due 09/11/2035 •		7,600	7,652
5.706% due 02/08/2028 •		2,300	2,350

Digital Realty Trust LP
4.450% due 07/15/2028 (l)		10,900	10,930

DOC DR LLC
3.950% due 01/15/2028		7,900	7,780
4.300% due 03/15/2027		2,975	2,973

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		36,000	30,513

EPR Properties
3.600% due 11/15/2031		2,700	2,409
3.750% due 08/15/2029		11,360	10,629
4.500% due 04/01/2025		200	199
4.500% due 06/01/2027		9,325	9,191
4.750% due 12/15/2026		100	100
4.950% due 04/15/2028		14,200	14,079

Equinix, Inc.
3.000% due 07/15/2050		17,681	12,066
3.900% due 04/15/2032 (l)		52,700	50,479

Equitable Holdings, Inc.
4.350% due 04/20/2028		12,407	12,365
4.572% due 02/15/2029		6,032	6,012
5.000% due 04/20/2048		25,970	24,890

ERP Operating LP
4.650% due 09/15/2034		10,000	9,957

Erste Group Bank AG
4.250% due 10/15/2027 •(i)(j)	EUR	8,000	8,374

Essential Properties LP
2.950% due 07/15/2031		$5,000	4,355

Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,562
2.650% due 09/01/2050		11,800	7,332
3.625% due 05/01/2027		900	885
5.500% due 04/01/2034		4,000	4,160

Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052		5,950	3,985
3.500% due 10/15/2050		1,500	1,090

Extra Space Storage LP
2.350% due 03/15/2032		10,000	8,445

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 12/15/2027	$1,100	$1,086
3.900% due 04/01/2029	2,900	2,834
5.350% due 01/15/2035	2,700	2,760
5.400% due 02/01/2034	4,900	5,064

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	7,200	7,196
4.850% due 04/17/2028	9,600	9,719
5.625% due 08/16/2032	7,450	7,724
6.000% due 12/07/2033	15,000	15,782
6.100% due 03/15/2055	19,700	20,537
6.350% due 03/22/2054	11,900	12,733

Farmers Insurance Exchange
4.747% due 11/01/2057 •	21,600	17,791

First American Financial Corp.
4.000% due 05/15/2030	3,300	3,137
5.450% due 09/30/2034	2,200	2,192

FMR LLC
5.150% due 02/01/2043	1,550	1,564
6.450% due 11/15/2039	500	588

Ford Holdings LLC
9.300% due 03/01/2030	13,100	15,422

Ford Motor Credit Co. LLC
5.850% due 05/17/2027	5,000	5,091

Franklin Resources, Inc.
2.950% due 08/12/2051	2,800	1,914

FS KKR Capital Corp.
3.125% due 10/12/2028	17,400	15,811
6.875% due 08/15/2029	10,000	10,416
7.875% due 01/15/2029	15,000	16,137

GA Global Funding Trust
5.500% due 01/08/2029	4,200	4,358

Global Atlantic Fin Co.
6.750% due 03/15/2054	10,310	10,980
7.950% due 06/15/2033	25,000	28,553
7.950% due 10/15/2054 •	5,500	5,755

Globe Life, Inc.
2.150% due 08/15/2030	400	346

GLP Capital LP
3.250% due 01/15/2032	13,000	11,512
4.000% due 01/15/2030	13,040	12,462
4.000% due 01/15/2031	3,100	2,909
5.300% due 01/15/2029	28,800	29,313
5.625% due 09/15/2034	19,234	19,658
5.750% due 06/01/2028	1,166	1,198
6.250% due 09/15/2054	15,000	15,864
6.750% due 12/01/2033	4,400	4,861

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	4,000	3,536
3.102% due 02/24/2033 •	1,700	1,530
3.436% due 02/24/2043 •	14,100	11,489
3.691% due 06/05/2028 •	22,244	21,895
4.017% due 10/31/2038 •	100	91
4.411% due 04/23/2039 •	9,100	8,583
5.049% due 07/23/2030 •	9,600	9,853
5.330% due 07/23/2035 •	25,477	26,401
6.750% due 10/01/2037	92,900	107,021

Golub Capital BDC, Inc.
2.050% due 02/15/2027	21,800	20,137
7.050% due 12/05/2028	2,319	2,447

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	21,100	20,570

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	21,200	19,647

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	21,450	20,776

Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047	3,200	2,739

Guardian Life Insurance Co. of America
4.850% due 01/24/2077	7,903	7,292

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034	15,000	15,362

Hanover Insurance Group, Inc.
4.500% due 04/15/2026	6,600	6,591

Hartford Financial Services Group, Inc.
3.600% due 08/19/2049	600	471
7.505% due 02/12/2067 •	3,600	3,340

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Healthpeak OP LLC
6.750% due 02/01/2041		$3,500	$3,997

High Street Funding Trust
4.682% due 02/15/2048		8,800	7,563

Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,304
4.200% due 04/15/2029		2,198	2,125
7.650% due 02/01/2034		2,200	2,531

Hill City Funding Trust
4.046% due 08/15/2041		15,000	12,409

Host Hotels & Resorts LP
5.700% due 07/01/2034		4,125	4,261

HPS Corporate Lending Fund
6.750% due 01/30/2029		3,300	3,420

HSBC Holdings PLC
2.804% due 05/24/2032 •		56,000	49,571
4.583% due 06/19/2029 •		7,050	7,061
5.402% due 08/11/2033 •		500	518
5.546% due 03/04/2030 •		1,500	1,560
5.875% due 09/28/2026 •(i)(j)	GBP	17,200	22,722
6.500% due 03/23/2028 •(i)(j)		$17,900	18,209
6.500% due 09/15/2037		18,115	19,901
6.800% due 06/01/2038		4,300	4,858
7.000% due 04/07/2038	GBP	1,900	2,765
7.625% due 05/17/2032		$11,347	12,988

Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	5,769
3.950% due 11/01/2027		5,600	5,067
4.650% due 04/01/2029		7,637	6,351
5.950% due 02/15/2028		2,400	2,204

ING Groep NV
5.550% due 03/19/2035 •		21,189	22,222

Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	6,094
4.600% due 03/15/2033		19,563	19,753

Intesa Sanpaolo SpA
6.625% due 06/20/2033		15,000	16,407
7.778% due 06/20/2054 •		19,900	22,551
7.800% due 11/28/2053		34,100	40,917

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	3,027
2.700% due 01/15/2034		7,800	6,530
4.150% due 04/15/2032		14,500	13,859
4.875% due 02/01/2035		2,600	2,568
5.450% due 08/15/2030		4,400	4,588
5.500% due 08/15/2033		2,200	2,267

JAB Holdings BV
2.200% due 11/23/2030		1,571	1,346
3.750% due 05/28/2051		5,200	3,615
4.500% due 04/08/2052		60,700	48,616

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		22,200	24,413

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	11,000
2.739% due 10/15/2030 •		6,375	5,908
2.963% due 01/25/2033 •		31,000	27,908
3.509% due 01/23/2029 •		16,200	15,824
3.702% due 05/06/2030 •		5,000	4,864
3.897% due 01/23/2049 •		4,720	4,036
4.005% due 04/23/2029 •		15,000	14,843
4.323% due 04/26/2028 •		1,500	1,503
4.586% due 04/26/2033 •		23,000	23,012
4.995% due 07/22/2030 •		7,300	7,508
5.012% due 01/23/2030 •		34,100	34,981
5.294% due 07/22/2035 •		9,300	9,703
5.336% due 01/23/2035 •		15,000	15,684
5.350% due 06/01/2034 •		33,100	34,656
5.581% due 04/22/2030 •		5,300	5,564
5.766% due 04/22/2035 •		13,800	14,877
6.087% due 10/23/2029 •		6,700	7,144
6.254% due 10/23/2034 •		11,400	12,683

JPMorgan Chase Bank NA
5.110% due 12/08/2026		10,000	10,228

Kilroy Realty LP
2.650% due 11/15/2033		15,850	12,426
3.050% due 02/15/2030		1,500	1,342
4.250% due 08/15/2029		12,400	11,879

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 12/15/2028		$2,000	$1,986
6.250% due 01/15/2036		3,300	3,381

Kimco Realty OP LLC
4.850% due 03/01/2035		8,300	8,246

KKR Financial Holdings LLC
5.400% due 05/23/2033		15,900	15,747

KKR Group Finance Co. LLC
3.500% due 08/25/2050		34,375	25,218
3.625% due 02/25/2050		26,000	19,725
4.850% due 05/17/2032		19,000	19,215

Lazard Group LLC
4.500% due 09/19/2028		400	398
6.000% due 03/15/2031		4,000	4,220

Legg Mason, Inc.
5.625% due 01/15/2044		18,493	19,333

Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	14,981
4.300% due 02/01/2061		14,500	9,755

Lloyds Bank PLC
0.000% due 04/02/2032 þ		11,600	8,016

Lloyds Banking Group PLC
4.375% due 03/22/2028		300	300
4.550% due 08/16/2028		24,200	24,350
5.679% due 01/05/2035 •(l)		20,500	21,580
8.000% due 09/27/2029 •(i)(j)		10,000	10,739

LSEGA Financing PLC
3.200% due 04/06/2041		2,700	2,152

M&G PLC
5.560% due 07/20/2055 •	GBP	1,900	2,367

Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$4,900	4,272
4.350% due 01/30/2047		4,800	4,277
4.900% due 03/15/2049		5,200	4,986
5.450% due 03/15/2053		10,800	11,250
5.700% due 09/15/2053		20,000	21,521

Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	8,114
4.900% due 04/01/2077		4,800	4,281
5.077% due 02/15/2069 •		27,500	25,407

Mastercard, Inc.
3.650% due 06/01/2049		500	411

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	7,153

MetLife, Inc.
9.250% due 04/08/2068		51,066	61,027
10.750% due 08/01/2069		5,132	7,345

Mid-America Apartments LP
3.600% due 06/01/2027		300	296

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	12,236
2.309% due 07/20/2032 •		3,000	2,605
3.751% due 07/18/2039		1,200	1,074
4.153% due 03/07/2039		2,300	2,175
4.286% due 07/26/2038		3,200	3,099
4.315% due 04/19/2033 •		25,000	24,464
5.133% due 07/20/2033 •		17,300	17,837
5.441% due 02/22/2034 •		11,600	12,228

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	15,912
2.172% due 05/22/2032 •		7,400	6,340
2.201% due 07/10/2031 •		9,800	8,623
5.669% due 09/13/2033 •		4,300	4,553
5.754% due 05/27/2034 •		1,500	1,601

Morgan Stanley
0.000% due 04/02/2032 þ(k)		62,100	41,992
2.239% due 07/21/2032 •		28,500	24,546
2.943% due 01/21/2033 •		5,200	4,646
3.217% due 04/22/2042 •		15,200	12,266
3.875% due 01/27/2026		3,095	3,082
4.889% due 07/20/2033 •		2,700	2,735
5.042% due 07/19/2030 •		3,400	3,495
5.250% due 04/21/2034 •		6,500	6,716
5.297% due 04/20/2037 •		31,519	31,767
5.320% due 07/19/2035 •		18,000	18,699
5.424% due 07/21/2034 •		11,400	11,893
5.466% due 01/18/2035 •		11,800	12,342

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.656% due 04/18/2030 •	$5,800	$6,102
5.831% due 04/19/2035 •	10,000	10,745
5.948% due 01/19/2038 •	4,400	4,614
6.627% due 11/01/2034 •	12,000	13,578

Morgan Stanley Direct Lending Fund
6.150% due 05/17/2029	5,000	5,067

Mutual of Omaha Cos. Global Funding
5.450% due 12/12/2028	3,100	3,215

Mutual of Omaha Insurance Co.
6.144% due 01/16/2064 •	25,000	26,741

Nasdaq, Inc.
2.500% due 12/21/2040	6,000	4,269

National Health Investors, Inc.
3.000% due 02/01/2031	10,600	9,253

Nationwide Building Society
3.960% due 07/18/2030 •	26,756	26,027
4.302% due 03/08/2029 •	5,500	5,451
6.557% due 10/18/2027 •	15,500	16,142

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	10,000	7,990

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	2,250	1,823
9.375% due 08/15/2039	32,300	43,497

NatWest Group PLC
4.445% due 05/08/2030 •	1,900	1,887
4.600% due 06/28/2031 •(i)(j)	27,100	23,321
5.076% due 01/27/2030 •	46,350	47,228
5.778% due 03/01/2035 •	19,255	20,484
8.125% due 11/10/2033 •(i)(j)	7,400	8,091

Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	6,094
4.875% due 04/15/2045	13,688	11,978

New York Life Insurance Co.
4.450% due 05/15/2069	16,700	14,492
6.750% due 11/15/2039	4,260	5,017

Newmark Group, Inc.
7.500% due 01/12/2029	3,300	3,568

Nippon Life Insurance Co.
2.750% due 01/21/2051 •	36,900	32,262
5.100% due 10/16/2044 •	12,950	12,993

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	39,200	37,446
2.750% due 03/09/2028	11,000	10,077

NNN REIT, Inc.
2.500% due 04/15/2030	500	450

Nomura Holdings, Inc.
2.172% due 07/14/2028	15,900	14,579
2.608% due 07/14/2031	12,400	10,789
2.679% due 07/16/2030	11,200	10,031
2.999% due 01/22/2032	14,100	12,424
3.103% due 01/16/2030	4,700	4,348
5.594% due 07/02/2027	1,600	1,649
5.783% due 07/03/2034	7,100	7,463
5.842% due 01/18/2028	12,400	12,887
6.181% due 01/18/2033	30,000	32,477
6.589% (SOFRRATE + 1.250%) due 07/02/2027 ~	3,800	3,823

Nordea Bank Abp
3.750% due 03/01/2029 •(i)(j)	5,700	5,107

Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	31,400	23,483
3.625% due 09/30/2059	62,990	46,846
3.850% due 09/30/2047	10,340	8,336
6.063% due 03/30/2040	1	1

Oaktree Strategic Credit Fund
6.500% due 07/23/2029	2,400	2,438

Old Republic International Corp.
3.850% due 06/11/2051	37,900	28,771

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	456
3.625% due 10/01/2029	4,000	3,772
4.750% due 01/15/2028	7,000	6,991
5.250% due 01/15/2026	15,000	15,060

OneAmerica Financial Partners, Inc.
4.250% due 10/15/2050	5,400	4,014

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	$3,900	$3,870

Pacific Life Insurance Co.
9.250% due 06/15/2039	63,816	89,704

Pacific LifeCorp
3.350% due 09/15/2050	5,700	4,166

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)	18,187	12,725

Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	27,811
7.625% due 06/15/2040	32,535	38,059

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034	5,300	5,539

Pine Street Trust
5.568% due 02/15/2049	23,800	23,615

Pinnacol Assurance
8.625% due 06/25/2034 «(k)	24,000	26,571

Popular, Inc.
7.250% due 03/13/2028	14,700	15,533

Progressive Corp.
3.700% due 03/15/2052	4,500	3,627
4.125% due 04/15/2047	1,700	1,502

Prologis LP
5.000% due 01/31/2035	6,140	6,291
5.250% due 03/15/2054	5,400	5,490

Prologis Targeted U.S. Logistics Fund LP
5.250% due 01/15/2035	3,500	3,581

Protective Life Global Funding
5.467% due 12/08/2028	2,000	2,093

Rayonier LP
2.750% due 05/17/2031	7,500	6,548

Realty Income Corp.
2.700% due 02/15/2032	11,400	10,044
3.200% due 02/15/2031	11,100	10,291
3.400% due 01/15/2028	1,265	1,235
3.400% due 01/15/2030	5,625	5,349
3.950% due 08/15/2027	11,416	11,349
4.450% due 09/15/2026	2,350	2,355

Regency Centers LP
4.125% due 03/15/2028	1,100	1,093
4.400% due 02/01/2047	4,200	3,690
4.650% due 03/15/2049	1,500	1,349

Rexford Industrial Realty LP
2.125% due 12/01/2030	11,800	10,205

RGA Global Funding
5.500% due 01/11/2031	4,500	4,707
6.000% due 11/21/2028	3,000	3,184

Sabra Health Care LP
3.200% due 12/01/2031	14,850	13,078
3.900% due 10/15/2029	3,368	3,193

Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	15,974
6.875% due 04/15/2034	6,500	6,959

Santander Holdings USA, Inc.
4.400% due 07/13/2027	5,200	5,188
6.499% due 03/09/2029 •	2,000	2,095

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	15,247
3.823% due 11/03/2028 •	51,925	50,788
4.858% due 09/11/2030 •	9,400	9,478

SBA Tower Trust
2.328% due 07/15/2052	10,300	9,536

Selective Insurance Group, Inc.
5.375% due 03/01/2049	8,800	8,758

Sixth Street Lending Partners
5.750% due 01/15/2030	6,000	5,981

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028	4,200	3,880

Societe Generale SA
3.337% due 01/21/2033 •	23,260	20,452
6.221% due 06/15/2033 •(l)	10,500	10,844
6.691% due 01/10/2034 •	13,000	14,086

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Standard Chartered PLC
3.265% due 02/18/2036 •		$15,500	$13,895
3.603% due 01/12/2033 •		3,200	2,870

Stifel Financial Corp.
4.000% due 05/15/2030		5,600	5,382

Store Capital LLC
2.750% due 11/18/2030		1,900	1,663

Sumitomo Life Insurance Co.
3.375% due 04/15/2081 •		16,300	14,764

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	32,737
2.750% due 01/15/2030		2,700	2,483
3.040% due 07/16/2029		11,300	10,649
5.424% due 07/09/2031		26,900	28,247
5.558% due 07/09/2034		20,100	21,345
5.710% due 01/13/2030		18,400	19,494
5.808% due 09/14/2033 (l)		11,000	11,925

Sun Communities Operating LP
2.700% due 07/15/2031		6,800	5,950
5.700% due 01/15/2033		8,000	8,253

SVB Financial Group
4.570% due 04/29/2033 ^(d)		16,800	9,844

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(i)(j)(l)		6,000	5,509

Synchrony Financial
2.875% due 10/28/2031		17,900	15,207
4.500% due 07/23/2025		600	597

Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	21,969
4.270% due 05/15/2047		11,300	9,829
4.900% due 09/15/2044		18,400	17,600
6.850% due 12/16/2039		5,129	6,126

Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	288	400

Toronto-Dominion Bank
8.125% due 10/31/2082 •(j)		$20,000	21,506

Transatlantic Holdings, Inc.
8.000% due 11/30/2039		7,933	10,434

Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,459

Truist Financial Corp.
6.123% due 10/28/2033 •		15,000	16,202

Trust Fibra Uno
6.390% due 01/15/2050		23,500	19,843
6.950% due 01/30/2044		25,270	23,251
7.375% due 02/13/2034		2,900	2,989

Trustage Financial Group, Inc.
4.625% due 04/15/2032		54,700	50,537

U.S. Bancorp
4.839% due 02/01/2034 •		700	700

UBS AG
7.500% due 02/15/2028		34,800	38,233

UBS Group AG
2.746% due 02/11/2033 •		10,900	9,451
3.091% due 05/14/2032 •		57,529	51,903
3.179% due 02/11/2043 •		1,100	858
3.750% due 03/26/2025		26,250	26,116
3.869% due 01/12/2029 •		10,550	10,324
4.125% due 09/24/2025		400	399
4.125% due 04/15/2026		34,600	34,451
4.194% due 04/01/2031 •		2,250	2,198
4.282% due 01/09/2028		17,400	17,275
4.550% due 04/17/2026		13,000	13,038
4.875% due 02/12/2027 •(i)(j)		11,400	10,937
4.988% due 08/05/2033 •		5,000	5,063
5.379% due 09/06/2045 •		15,000	15,355
5.617% due 09/13/2030 •		5,000	5,226
5.699% due 02/08/2035 •		11,400	12,038
5.959% due 01/12/2034 •		40,000	42,789
6.301% due 09/22/2034 •		12,900	14,164
6.442% due 08/11/2028 •		2,900	3,051
6.537% due 08/12/2033 •		38,750	42,796
6.850% due 09/10/2029 •(i)(j)		23,100	23,433
9.250% due 11/13/2028 •(i)(j)		4,900	5,430
9.250% due 11/13/2033 •(i)(j)		19,900	23,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UDR, Inc.
3.500% due 07/01/2027	$3,323	$3,244

Unum Group
6.000% due 06/15/2054	3,800	3,963

Ventas Realty LP
4.125% due 01/15/2026	600	597
4.400% due 01/15/2029	1,244	1,241

VICI Properties LP
4.125% due 08/15/2030	4,633	4,403
5.125% due 05/15/2032	11,100	11,155
5.625% due 05/15/2052	24,400	23,896
5.750% due 04/01/2034	2,400	2,516
6.125% due 04/01/2054	4,000	4,196

Voya Financial, Inc.
4.700% due 01/23/2048 •	6,800	6,189
5.000% due 09/20/2034	5,200	5,175

W R Berkley Corp.
4.000% due 05/12/2050	4,900	4,048

Wells Fargo & Co.
2.393% due 06/02/2028 •	19,800	18,830
2.406% due 10/30/2025 •	2,500	2,493
2.572% due 02/11/2031 •	16,817	15,277
2.879% due 10/30/2030 •	37,000	34,333
3.000% due 04/22/2026	8,100	7,961
3.196% due 06/17/2027 •	2,100	2,060
3.350% due 03/02/2033 •	4,800	4,390
3.584% due 05/22/2028 •	31,500	30,894
4.611% due 04/25/2053 •	64,700	59,858
5.499% due 01/23/2035 •(l)	15,300	16,045
5.557% due 07/25/2034 •	67,750	71,110
5.707% due 04/22/2028 •	3,000	3,098
6.283% (SOFRRATE + 1.070%) due 04/22/2028 ~	13,700	13,766

Wells Fargo Bank NA
5.850% due 02/01/2037	5,901	6,372
5.950% due 08/26/2036	800	872
6.600% due 01/15/2038	22,877	26,432

Welltower OP LLC
6.500% due 03/15/2041	29,850	33,940

Weyerhaeuser Co.
3.375% due 03/09/2033	3,800	3,476
4.000% due 04/15/2030	1,000	980
6.875% due 12/15/2033	14,477	16,473
6.950% due 10/01/2027	4,500	4,826
7.375% due 03/15/2032	39,647	45,935

Willis North America, Inc.
3.875% due 09/15/2049	13,550	10,657
5.350% due 05/15/2033	12,000	12,361

WP Carey, Inc.
4.000% due 02/01/2025	800	796

		7,502,742

INDUSTRIALS 36.3%

7-Eleven, Inc.
2.800% due 02/10/2051	18,200	11,670

AbbVie, Inc.
4.250% due 11/21/2049	8,700	7,799
4.300% due 05/14/2036	22,713	22,127
4.400% due 11/06/2042	40,050	37,797
4.450% due 05/14/2046	33,150	30,977
4.500% due 05/14/2035	21,877	21,816
4.700% due 05/14/2045	12,000	11,620
4.850% due 06/15/2044	36,900	36,491
5.050% due 03/15/2034	3,500	3,657
5.400% due 03/15/2054	7,800	8,277
5.500% due 03/15/2064	7,800	8,335

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047	7,900	7,446

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030	4,185	3,780

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054	17,500	17,246

Advocate Health & Hospitals Corp.
2.211% due 06/15/2030	11,150	10,023

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AEP Transmission Co. LLC
3.150% due 09/15/2049		$6,000	$4,332
3.650% due 04/01/2050		2,700	2,134
4.250% due 09/15/2048		1,474	1,288
5.400% due 03/15/2053		11,300	11,725

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	4,600	4,602

Aetna, Inc.
4.750% due 03/15/2044		$50	45

Air Canada Pass-Through Trust
4.125% due 11/15/2026		9,280	9,212
5.250% due 10/01/2030		5,494	5,509

Aker BP ASA
5.800% due 10/01/2054 (b)		9,900	9,761

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029 (l)		13,592	13,592

Alcon Finance Corp.
3.000% due 09/23/2029		500	472

Amazon.com, Inc.
2.700% due 06/03/2060		4,357	2,804
3.100% due 05/12/2051		20,295	15,089
3.250% due 05/12/2061		40,500	29,383
3.950% due 04/13/2052		1,000	870
4.050% due 08/22/2047		800	721
4.100% due 04/13/2062		11,000	9,506
4.250% due 08/22/2057		19,800	17,938

American Airlines Pass-Through Trust
2.875% due 01/11/2036		18,926	16,547
3.000% due 04/15/2030		453	427
3.150% due 08/15/2033		6,534	6,095
3.200% due 12/15/2029		5,656	5,367
3.350% due 04/15/2031		3,376	3,193
3.375% due 11/01/2028		5,719	5,438
3.500% due 08/15/2033		2,948	2,646
3.575% due 07/15/2029		6,132	5,922
3.600% due 03/22/2029		6,055	5,867
3.600% due 04/15/2031		2,603	2,407
3.650% due 08/15/2030		2,044	1,954
3.700% due 04/01/2028		5,530	5,354
4.000% due 01/15/2027		2,605	2,566

Amgen, Inc.
2.800% due 08/15/2041		3,700	2,805
3.150% due 02/21/2040		1,300	1,038
3.375% due 02/21/2050		7,300	5,566
4.663% due 06/15/2051		146,235	134,033
4.950% due 10/01/2041		4,650	4,546
5.250% due 03/02/2033		36,179	37,678
5.650% due 03/02/2053		33,869	35,653
5.750% due 03/02/2063		35,300	37,290

Analog Devices, Inc.
5.300% due 04/01/2054		3,771	3,951

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		9,100	8,579

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		94,296	94,719
4.900% due 02/01/2046		114,166	112,525

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046		320	315

Anheuser-Busch InBev Worldwide, Inc.
4.350% due 06/01/2040		12,500	11,812
4.375% due 04/15/2038		10,975	10,591
4.950% due 01/15/2042		2,250	2,251
5.450% due 01/23/2039		7,150	7,658
5.800% due 01/23/2059		32,799	36,984

Apple, Inc.
2.550% due 08/20/2060		922	608
2.650% due 05/11/2050		301	208
2.700% due 08/05/2051		2,000	1,379
2.800% due 02/08/2061		8,441	5,649
2.850% due 08/05/2061		8,650	5,868
2.950% due 09/11/2049		21,100	15,636
3.450% due 02/09/2045		1,300	1,093
3.750% due 09/12/2047		21,790	18,795
3.750% due 11/13/2047		652	563
3.850% due 08/04/2046		53,395	47,025
4.850% due 05/10/2053 (l)		8,000	8,277

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aptiv PLC
3.100% due 12/01/2051		$10,591	$6,739
3.250% due 03/01/2032		6,870	6,153
4.150% due 05/01/2052		2,100	1,629
5.400% due 03/15/2049		10,000	9,263

Arrow Electronics, Inc.
2.950% due 02/15/2032		600	527
5.875% due 04/10/2034		1,000	1,038

Ashtead Capital, Inc.
5.800% due 04/15/2034		12,400	12,967

Astrazeneca Finance LLC
5.000% due 02/26/2034		27,350	28,572

AstraZeneca PLC
4.375% due 11/16/2045		1,400	1,311

Bacardi Ltd.
5.150% due 05/15/2038		22,540	21,994
5.300% due 05/15/2048		21,150	20,016

BAE Systems PLC
3.000% due 09/15/2050		11,700	8,208

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		15,000	11,602

Barrick North America Finance LLC
5.700% due 05/30/2041		4,768	5,036

BAT Capital Corp.
4.540% due 08/15/2047		147	124

Bayer U.S. Finance LLC
4.200% due 07/15/2034		14,484	13,435
4.375% due 12/15/2028		9,800	9,674
4.400% due 07/15/2044		4,000	3,281
4.625% due 06/25/2038		2,400	2,183
4.875% due 06/25/2048		24,000	20,819
6.250% due 01/21/2029		400	423
6.375% due 11/21/2030		6,400	6,854
6.500% due 11/21/2033		21,900	23,711
6.875% due 11/21/2053		12,600	14,133

Becton Dickinson & Co.
3.794% due 05/20/2050		17,200	13,941
5.110% due 02/08/2034		14,551	14,975

Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	6,200	7,164

Berry Global, Inc.
5.650% due 01/15/2034		$1,780	1,829

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		14,000	9,477

Bio-Rad Laboratories, Inc.
3.700% due 03/15/2032		16,000	14,824

Biogen, Inc.
3.250% due 02/15/2051		7,181	5,055

Boardwalk Pipelines LP
3.600% due 09/01/2032		18,550	16,786

Boeing Co.
3.200% due 03/01/2029		575	532
3.250% due 02/01/2035		1,755	1,430
3.600% due 05/01/2034		8,470	7,223
3.625% due 02/01/2031		1,700	1,558
3.650% due 03/01/2047		1,945	1,363
3.750% due 02/01/2050		3,760	2,645
3.825% due 03/01/2059		4,515	3,065
3.950% due 08/01/2059		9,500	6,502
5.705% due 05/01/2040		53,800	52,527
5.805% due 05/01/2050		117,490	113,583
5.930% due 05/01/2060		108,625	104,149
6.259% due 05/01/2027		3,600	3,719
6.528% due 05/01/2034		18,000	19,326
6.858% due 05/01/2054		11,400	12,521

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050		12,000	8,788

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033		5,900	6,305

Boston Scientific Corp.
6.500% due 11/15/2035		43,837	50,501
7.375% due 01/15/2040		42,000	52,095

BP Capital Markets America, Inc.
4.893% due 09/11/2033		69,982	71,233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	$7,700	$6,122
4.250% due 10/26/2049	8,528	7,494
4.350% due 11/15/2047	2,884	2,584
5.550% due 02/22/2054	12,500	13,252
5.650% due 02/22/2064	28,500	30,227

British Airways Pass-Through Trust
3.300% due 06/15/2034	18,257	17,143
3.350% due 12/15/2030	1,329	1,247
4.250% due 05/15/2034	2,736	2,627

Broadcom, Inc.
2.600% due 02/15/2033	42,501	36,451
3.137% due 11/15/2035	57,112	48,861
3.187% due 11/15/2036	2,674	2,267
3.419% due 04/15/2033	23,395	21,264
3.469% due 04/15/2034	67,546	60,851
3.500% due 02/15/2041	22,400	18,434
4.150% due 11/15/2030	918	907
4.150% due 04/15/2032	44,100	42,799
4.300% due 11/15/2032	21,250	20,880
5.150% due 11/15/2031	1,600	1,661

Buckeye Partners LP
5.600% due 10/15/2044	2,300	1,970

Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	25,399
4.450% due 01/15/2053	4,909	4,553
5.200% due 04/15/2054	47,583	49,257
5.500% due 03/15/2055	16,700	18,029

Cameron LNG LLC
3.402% due 01/15/2038	26,700	22,845
3.701% due 01/15/2039	1,430	1,234

Canadian Pacific Railway Co.
4.300% due 05/15/2043	5,000	4,531
4.700% due 05/01/2048	17,700	16,617
4.950% due 08/15/2045	24,795	24,152
6.125% due 09/15/2115 (l)	51,558	56,860

CDW LLC
3.569% due 12/01/2031	12,377	11,336
5.550% due 08/22/2034	16,600	17,005

Cellnex Finance Co. SA
3.875% due 07/07/2041	4,600	3,763

Centene Corp.
2.450% due 07/15/2028	25,913	23,886
2.500% due 03/01/2031	5,300	4,560
2.625% due 08/01/2031	3,900	3,347
3.000% due 10/15/2030	1,581	1,417
3.375% due 02/15/2030	2,310	2,130
4.625% due 12/15/2029	3,300	3,232

CF Industries, Inc.
5.150% due 03/15/2034	21,425	21,691

Charter Communications Operating LLC
3.500% due 06/01/2041	15,877	11,160
3.500% due 03/01/2042	13,700	9,525
3.700% due 04/01/2051	7,500	4,791
3.850% due 04/01/2061	94,400	57,945
3.900% due 06/01/2052	22,775	14,943
4.400% due 12/01/2061	65,700	44,723
4.800% due 03/01/2050	37,000	28,345
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	31,762
5.250% due 04/01/2053	37,225	30,439
6.484% due 10/23/2045	19	18
6.550% due 06/01/2034	2,600	2,705

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	17,485
3.700% due 11/15/2029	5,000	4,809

Cheniere Energy Partners LP
5.750% due 08/15/2034	28,000	29,191
5.950% due 06/30/2033	17,000	18,000

Cheniere Energy, Inc.
5.650% due 04/15/2034	10,000	10,354

Choice Hotels International, Inc.
5.850% due 08/01/2034	6,200	6,397

Cigna Group
4.900% due 12/15/2048	2,300	2,168
5.600% due 02/15/2054	11,000	11,367

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coca-Cola Co.
2.500% due 03/15/2051	$19,600	$12,852
2.750% due 06/01/2060	7,500	4,937
3.000% due 03/05/2051	200	147
5.300% due 05/13/2054	500	533
5.400% due 05/13/2064	1,600	1,714

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,026

Comcast Corp.
2.650% due 08/15/2062	18,400	10,909
2.800% due 01/15/2051	500	332
2.887% due 11/01/2051	2,199	1,479
2.937% due 11/01/2056	140,999	92,238
3.200% due 07/15/2036	1,027	882
3.450% due 02/01/2050	20,000	15,151
3.969% due 11/01/2047	34,422	28,797
3.999% due 11/01/2049	98,621	82,431
4.000% due 03/01/2048	12,260	10,280
5.500% due 05/15/2064	169	175

CommonSpirit Health
3.347% due 10/01/2029	10,000	9,531
4.187% due 10/01/2049	2,100	1,790

Conagra Brands, Inc.
4.600% due 11/01/2025	5,341	5,343

Concentrix Corp.
6.850% due 08/02/2033 (l)	2,980	3,088

ConocoPhillips Co.
5.700% due 09/15/2063	3,400	3,631

Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	10,332
4.500% due 05/09/2047	8,100	7,320
4.750% due 05/09/2032	6,900	6,959
4.900% due 05/01/2033	3,300	3,336

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,157	3,153

Continental Resources, Inc.
4.900% due 06/01/2044	20,171	17,263
5.750% due 01/15/2031	8,500	8,700

Corning, Inc.
5.450% due 11/15/2079	4,900	4,858

Cox Communications, Inc.
2.950% due 10/01/2050	4,900	3,083
4.500% due 06/30/2043	21,841	18,764
4.700% due 12/15/2042	4,070	3,513
4.800% due 02/01/2035	13,000	12,427
5.800% due 12/15/2053	7,560	7,449

CSL Finanace PLC Co.
4.750% due 04/27/2052	13,800	12,953
4.950% due 04/27/2062	9,200	8,720

CVS Health Corp.
3.625% due 04/01/2027	2,900	2,860
3.750% due 04/01/2030	4,900	4,697
4.125% due 04/01/2040	10,700	9,170
5.050% due 03/25/2048 (l)	37,180	33,960
5.125% due 07/20/2045	6,975	6,503
5.250% due 02/21/2033	4,500	4,599
5.300% due 12/05/2043	7,100	6,846
5.625% due 02/21/2053	22,700	22,416
5.875% due 06/01/2053	10,821	11,020
6.000% due 06/01/2063	8,294	8,464

CVS Pass-Through Trust
4.163% due 08/11/2036	7,300	6,679
4.704% due 01/10/2036	1,089	1,021
5.773% due 01/10/2033	864	877
5.880% due 01/10/2028	1,497	1,493
5.926% due 01/10/2034	20,734	21,126
6.036% due 12/10/2028	749	762
6.943% due 01/10/2030	17,556	18,377
7.507% due 01/10/2032	50,652	54,020
8.353% due 07/10/2031	9,409	10,269

Daimler Truck Finance North America LLC
2.375% due 12/14/2028	7,000	6,476
2.500% due 12/14/2031	8,904	7,721

DCP Midstream Operating LP
3.250% due 02/15/2032	5,612	4,978

Dell International LLC
3.450% due 12/15/2051	13,352	9,796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 10/01/2026	$18,098	$18,295
5.300% due 10/01/2029	19,000	19,797
6.020% due 06/15/2026	30,007	30,739
8.100% due 07/15/2036	129	161

Delta Air Lines, Inc.
2.900% due 10/28/2024	11,200	11,170
3.750% due 10/28/2029 (l)	45,863	43,391
4.375% due 04/19/2028	4,000	3,964
4.750% due 10/20/2028	2,150	2,148
7.375% due 01/15/2026	35,442	36,490

Devon Energy Corp.
5.750% due 09/15/2054	17,000	16,559
7.950% due 04/15/2032	5,535	6,514

Diamondback Energy, Inc.
4.250% due 03/15/2052	7,100	5,762
5.750% due 04/18/2054	14,900	15,025
5.900% due 04/18/2064	4,585	4,625

Directv Financing LLC
8.875% due 02/01/2030	1,400	1,410

DT Midstream, Inc.
4.300% due 04/15/2032	17,400	16,332

Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,732
4.800% due 11/01/2043	800	747

Ecopetrol SA
7.375% due 09/18/2043 (l)	25,700	23,704

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	8,730
8.375% due 06/15/2032	25,670	31,057

Elevance Health, Inc.
3.600% due 03/15/2051	1,350	1,042
3.700% due 09/15/2049	5,640	4,452
4.375% due 12/01/2047	32,670	28,944
4.550% due 03/01/2048	7,500	6,770
4.550% due 05/15/2052	12,100	10,807
4.625% due 05/15/2042	7,700	7,220
5.100% due 01/15/2044	13,244	13,112
5.125% due 02/15/2053	2,600	2,553
5.650% due 06/15/2054	3,504	3,701
6.100% due 10/15/2052	1,900	2,113

Eli Lilly & Co.
4.600% due 08/14/2034	8,375	8,510
4.950% due 02/27/2063	700	701
5.050% due 08/14/2054	50,000	51,276
5.200% due 08/14/2064	2,725	2,815

Embotelladora Andina SA
3.950% due 01/21/2050	3,600	2,809

Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	3,018
7.375% due 10/15/2045	19,892	24,153

Enbridge, Inc.
2.500% due 08/01/2033	24,815	20,848
3.400% due 08/01/2051	29,500	21,309
4.500% due 06/10/2044	10,948	9,712
5.700% due 03/08/2033 (l)	35,800	37,748
5.950% due 04/05/2054	6,100	6,456
6.700% due 11/15/2053	20,000	23,174

Energy Transfer LP
4.900% due 03/15/2035	19,773	19,530
4.950% due 01/15/2043	27,800	25,563
5.000% due 05/15/2044 (l)	44,517	40,807
5.000% due 05/15/2050	5,300	4,791
5.150% due 02/01/2043	26,785	25,134
5.150% due 03/15/2045	42,386	39,523
5.300% due 04/01/2044	12,314	11,786
5.300% due 04/15/2047	22,750	21,455
5.350% due 05/15/2045	20,088	19,152
5.400% due 10/01/2047	5,658	5,391
5.550% due 05/15/2034	7,558	7,831
5.750% due 02/15/2033	1,690	1,769
5.950% due 05/15/2054	12,300	12,598
6.000% due 06/15/2048	1,600	1,639
6.050% due 09/01/2054	7,000	7,256
6.125% due 12/15/2045	23,548	24,590
6.500% due 02/01/2042	4,134	4,530
6.550% due 12/01/2033	18,624	20,574
6.625% due 10/15/2036	7,500	8,326
7.500% due 07/01/2038	900	1,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eni SpA
5.500% due 05/15/2034		$3,200	$3,316
5.950% due 05/15/2054		17,900	18,448

EnLink Midstream Partners LP
5.450% due 06/01/2047		13,800	13,062

Entergy Louisiana LLC
2.900% due 03/15/2051		8,400	5,616
3.100% due 06/15/2041		14,600	11,186
4.200% due 09/01/2048		1,410	1,212
4.750% due 09/15/2052		15,800	14,643
5.000% due 07/15/2044		4,300	4,084
5.150% due 09/15/2034		6,400	6,597
5.700% due 03/15/2054		4,500	4,796

Enterprise Products Operating LLC
3.200% due 02/15/2052		869	617
3.300% due 02/15/2053		100	72
4.200% due 01/31/2050		10,568	9,023
4.450% due 02/15/2043		77,745	70,773
4.800% due 02/01/2049		5,275	4,931
4.850% due 08/15/2042		11,300	10,835
4.850% due 03/15/2044		32,362	30,861
4.950% due 02/15/2035		10,000	10,159
5.100% due 02/15/2045		31,665	31,215
5.250% due 08/16/2077 •		5,601	5,539
5.550% due 02/16/2055		13,100	13,542
5.750% due 03/01/2035		13,761	14,553
8.343% (TSFR3M + 3.248%) due 08/16/2077 ~		8,000	8,015

EQT Corp.
5.750% due 02/01/2034		8,200	8,433
7.000% due 02/01/2030		2,400	2,622

Equinor ASA
3.250% due 11/18/2049		5,000	3,761

Essent Group Ltd.
6.250% due 07/01/2029		2,600	2,714

Essential Utilities, Inc.
5.300% due 05/01/2052		11,500	11,440

FactSet Research Systems, Inc.
3.450% due 03/01/2032		5,000	4,565

FedEx Corp.
3.875% due 08/01/2042		765	639
4.550% due 04/01/2046		2,888	2,577
4.750% due 11/15/2045		2,450	2,253
5.100% due 01/15/2044		10,877	10,609

FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029		3,000	2,987
6.150% due 10/01/2038		2,409	2,630

Fiserv, Inc.
4.400% due 07/01/2049		14,830	13,120

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,611
4.317% due 12/30/2039		55,500	44,422

Flex Ltd.
4.875% due 05/12/2030		17,200	17,234

Ford Foundation
2.415% due 06/01/2050		3,800	2,514
2.815% due 06/01/2070		7,100	4,530

Fox Corp.
5.476% due 01/25/2039		197	199
5.576% due 01/25/2049		12,400	12,228
6.500% due 10/13/2033		8,700	9,525

Freeport-McMoRan, Inc.
5.400% due 11/14/2034		5,666	5,882

Fresenius Medical Care U.S. Finance, Inc.
3.000% due 12/01/2031		24,600	21,212

GE Capital Funding LLC
4.550% due 05/15/2032		9,751	9,767

Georgetown University
5.115% due 04/01/2053		3,300	3,447

Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,743
6.900% due 11/15/2037		100	115

Glencore Finance Europe Ltd.
3.125% due 03/26/2026	GBP	500	653

Glencore Funding LLC
5.893% due 04/04/2054		$2,000	2,106

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Payments, Inc.
3.200% due 08/15/2029		$3,486	$3,267
4.150% due 08/15/2049		4,400	3,550
5.950% due 08/15/2052		17,249	17,825

GNL Quintero SA
4.634% due 07/31/2029		2,942	2,930

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,600	4,765
6.103% due 08/23/2042		6,000	6,220
6.129% due 02/23/2038		2,600	2,756
6.510% due 02/23/2042		10,700	11,523

GTP Acquisition Partners LLC
3.482% due 06/15/2050		7,500	7,417

Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,481
4.000% due 03/24/2052		4,900	4,173

HCA, Inc.
3.500% due 07/15/2051		24,950	17,992
3.625% due 03/15/2032		18,500	17,113
4.500% due 02/15/2027		7,284	7,295
4.625% due 03/15/2052		40,925	35,552
5.250% due 06/15/2049		10,000	9,501
5.450% due 09/15/2034		4,900	5,044
5.500% due 06/01/2033		850	883
5.500% due 06/15/2047		26,202	26,059
5.900% due 06/01/2053		5,300	5,533
5.950% due 09/15/2054		10,000	10,513
6.000% due 04/01/2054		10,000	10,573
6.100% due 04/01/2064		5,200	5,482

Heineken NV
4.350% due 03/29/2047		7,848	7,060

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052		8,800	7,264

Holcim Finance U.S. LLC
4.750% due 09/22/2046		2,400	2,183

Holcim Sterling Finance Netherlands BV
2.250% due 04/04/2034	GBP	5,200	5,461

Humana, Inc.
5.500% due 03/15/2053		$3,026	2,991
5.875% due 03/01/2033		9,000	9,559
8.150% due 06/15/2038		1,000	1,243

Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,096
5.750% due 04/23/2030		5,850	6,128

Hyundai Capital America
2.000% due 06/15/2028		15,000	13,736

Icon Investments Six DAC
6.000% due 05/08/2034		1,600	1,703

Imperial Brands Finance PLC
3.875% due 07/26/2029		3,200	3,091
4.250% due 07/21/2025		2,021	2,010
6.125% due 07/27/2027		10,000	10,404

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		10,800	8,569

Intel Corp.
3.734% due 12/08/2047		2,440	1,798
4.100% due 05/19/2046		1,900	1,511
4.100% due 05/11/2047		1,200	947
4.600% due 03/25/2040		1,900	1,711
4.750% due 03/25/2050		500	434
5.700% due 02/10/2053		4,200	4,141
5.900% due 02/10/2063		2,479	2,491

Jabil, Inc.
5.450% due 02/01/2029		1,600	1,648

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,982	1,778
4.000% due 05/15/2034		10,408	10,013

Juniper Networks, Inc.
5.950% due 03/15/2041		42,478	44,101

Kaiser Foundation Hospitals
4.150% due 05/01/2047		14,300	12,861

Keurig Dr Pepper, Inc.
4.500% due 04/15/2052		55,300	50,192

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,546

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 03/01/2043		$33,335	$30,682
5.400% due 09/01/2044		300	290
5.500% due 03/01/2044		5,536	5,448
5.625% due 09/01/2041		1,700	1,691
5.800% due 03/15/2035		10,942	11,522
6.375% due 03/01/2041		10,715	11,456
6.500% due 02/01/2037		12,219	13,380
6.500% due 09/01/2039		36,840	40,421
6.550% due 09/15/2040		30,300	32,934
6.950% due 01/15/2038		800	910
7.400% due 03/15/2031		5,000	5,677
7.500% due 11/15/2040		25,567	30,288

Kinder Morgan, Inc.
5.100% due 08/01/2029		1,600	1,642
5.300% due 12/01/2034		1,365	1,387
5.450% due 08/01/2052		5,900	5,741
5.550% due 06/01/2045		3,800	3,757
5.950% due 08/01/2054		6,400	6,646
7.800% due 08/01/2031		2,000	2,329

Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,323
4.375% due 06/01/2046		$3,000	2,657
4.875% due 10/01/2049		5,000	4,716
5.000% due 06/04/2042		7,013	6,852
5.500% due 06/01/2050		3,400	3,500
6.500% due 02/09/2040		44,238	50,244
7.125% due 08/01/2039		1,043	1,247

Kroger Co.
5.500% due 09/15/2054		8,215	8,274
5.650% due 09/15/2064		8,000	8,049

L3Harris Technologies, Inc.
4.854% due 04/27/2035		2,150	2,157
5.500% due 08/15/2054		17,042	17,784

Laboratory Corp. of America Holdings
4.800% due 10/01/2034		13,000	12,854

Las Vegas Sands Corp.
2.900% due 06/25/2025		2,800	2,753
3.500% due 08/18/2026		134,500	131,745
3.900% due 08/08/2029 (l)		35,142	33,516
6.200% due 08/15/2034		35,615	37,314

Leidos, Inc.
2.300% due 02/15/2031		7,900	6,869
4.375% due 05/15/2030		2,000	1,969

Leland Stanford Junior University
2.413% due 06/01/2050		12,600	8,374

Lockheed Martin Corp.
4.300% due 06/15/2062		23,300	20,607
5.200% due 02/15/2055		23,910	24,810
5.200% due 02/15/2064		16,312	16,909
5.700% due 11/15/2054		29,672	33,122

Lowe’s Cos., Inc.
4.450% due 04/01/2062		6,300	5,342
5.850% due 04/01/2063		16,400	17,398

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		8,555	8,871

Marathon Petroleum Corp.
6.500% due 03/01/2041		3,388	3,691

Marriott International, Inc.
2.750% due 10/15/2033		10,000	8,547
2.850% due 04/15/2031		9,700	8,737
3.500% due 10/15/2032		25,700	23,532
4.625% due 06/15/2030		7,099	7,168

Marvell Technology, Inc.
2.950% due 04/15/2031		17,984	16,253
4.875% due 06/22/2028		10,200	10,304

Masco Corp.
4.500% due 05/15/2047		1,909	1,688

Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	1,884

McDonald’s Corp.
3.625% due 09/01/2049		15,800	12,457

MDC Holdings, Inc.
3.966% due 08/06/2061		10,300	9,004

Merck & Co., Inc.
2.750% due 12/10/2051		10,500	7,107
2.900% due 12/10/2061		13,900	8,967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Meta Platforms, Inc.
4.450% due 08/15/2052		$3,000	$2,769
4.650% due 08/15/2062		27,899	26,014
4.750% due 08/15/2034		20,000	20,422
5.400% due 08/15/2054		16,400	17,194
5.550% due 08/15/2064		20,000	21,379
5.750% due 05/15/2063		13,483	14,791

Micron Technology, Inc.
5.300% due 01/15/2031		1,137	1,182
5.327% due 02/06/2029		6,600	6,823
6.750% due 11/01/2029		2,036	2,238

Microsoft Corp.
2.500% due 09/15/2050		30,200	20,489
2.675% due 06/01/2060		31,510	20,788
2.921% due 03/17/2052		17,621	12,950
3.041% due 03/17/2062		2,000	1,441

Mileage Plus Holdings LLC
6.500% due 06/20/2027		3,520	3,566

Moody’s Corp.
2.000% due 08/19/2031		555	479
3.100% due 11/29/2061		6,000	3,981
4.875% due 12/17/2048		9,000	8,622
5.250% due 07/15/2044		4,144	4,217

Motorola Solutions, Inc.
2.300% due 11/15/2030		3,100	2,737
5.500% due 09/01/2044		5,686	5,837

MPLX LP
4.900% due 04/15/2058		19,120	16,844
4.950% due 03/14/2052		44,743	40,176
5.200% due 03/01/2047		5,000	4,743
5.200% due 12/01/2047		2,100	1,971
5.500% due 02/15/2049		200	195

MSCI, Inc.
3.250% due 08/15/2033		5,000	4,405
3.875% due 02/15/2031		600	568

Mylan, Inc.
5.200% due 04/15/2048		12,461	10,790

National Football League
5.580% due 10/05/2033 «(k)		10,000	10,405
5.680% due 10/05/2035 «(k)		5,000	5,235
5.890% due 10/05/2043 «(k)		5,000	5,242

National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	817
2.000% due 04/17/2040		3,300	2,782

Nationwide Children’s Hospital, Inc.
4.556% due 11/01/2052		$2,500	2,448

NBCUniversal Media LLC
4.450% due 01/15/2043		19,107	17,542

Netflix, Inc.
4.875% due 04/15/2028		7,404	7,588
4.875% due 06/15/2030		500	516
4.900% due 08/15/2034		7,290	7,543
5.375% due 11/15/2029		3,900	4,105
5.400% due 08/15/2054		5,000	5,297

Newmont Corp.
5.450% due 06/09/2044		31,100	32,128
5.750% due 11/15/2041		22,905	24,385
6.250% due 10/01/2039		1,710	1,947

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		4,600	4,486

Norfolk Southern Corp.
3.155% due 05/15/2055		3,800	2,637
3.942% due 11/01/2047		3,535	2,948
4.050% due 08/15/2052		2,510	2,098
4.100% due 05/15/2121		9,700	7,350
4.450% due 03/01/2033		5,000	4,989
4.550% due 06/01/2053		3,400	3,092

Northern Natural Gas Co.
3.400% due 10/16/2051		3,500	2,497
4.100% due 09/15/2042		14,000	11,920
4.300% due 01/15/2049		18,375	15,732
5.625% due 02/01/2054		1,500	1,566

Northern Star Resources Ltd.
6.125% due 04/11/2033		7,600	8,012

Northrop Grumman Corp.
3.850% due 04/15/2045		9,500	8,039
5.200% due 06/01/2054		10,600	10,803

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northwell Healthcare, Inc.
3.809% due 11/01/2049	$14,900	$11,888

NPC Ukrenergo
6.875% due 11/09/2028	800	510

NXP BV
3.150% due 05/01/2027	1,800	1,750
3.250% due 05/11/2041	3,300	2,577
5.000% due 01/15/2033	3,910	3,958
5.350% due 03/01/2026	10,000	10,102
5.550% due 12/01/2028	2,200	2,285

Occidental Petroleum Corp.
5.375% due 01/01/2032	1,500	1,522
5.550% due 10/01/2034	3,600	3,657
6.050% due 10/01/2054	14,000	14,225
6.200% due 03/15/2040	1,190	1,236
6.450% due 09/15/2036	846	914
6.600% due 03/15/2046	2,800	3,015
6.625% due 09/01/2030	1,985	2,143
7.500% due 05/01/2031	5,000	5,685
8.875% due 07/15/2030	3,000	3,541

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	5,600	4,357

OCI NV
6.700% due 03/16/2033	8,000	8,390

ONEOK Partners LP
6.125% due 02/01/2041	21,327	22,361
6.200% due 09/15/2043	47,644	50,272
6.650% due 10/01/2036	4,765	5,314
6.850% due 10/15/2037	8,494	9,571

Oracle Corp.
3.600% due 04/01/2040	22,300	18,564
3.600% due 04/01/2050	34,670	26,417
3.650% due 03/25/2041	18,500	15,305
3.800% due 11/15/2037	8,405	7,440
3.850% due 07/15/2036	1,500	1,357
3.850% due 04/01/2060	64,142	48,340
3.900% due 05/15/2035	5,000	4,624
3.950% due 03/25/2051	17,100	13,772
4.000% due 07/15/2046	2,750	2,283
4.000% due 11/15/2047	64,510	53,003
4.100% due 03/25/2061	50,950	40,112
4.500% due 07/08/2044	1,400	1,264
4.900% due 02/06/2033	2,295	2,338
5.375% due 09/27/2054	13,000	13,002
5.500% due 09/27/2064	10,000	9,970
5.550% due 02/06/2053	35,400	36,257
6.500% due 04/15/2038	500	569
6.900% due 11/09/2052	8,500	10,253

Orlando Health Obligated Group
3.327% due 10/01/2050	8,500	6,552

Ovintiv, Inc.
6.625% due 08/15/2037	3,310	3,553

Owens Corning
4.300% due 07/15/2047	8,540	7,232
4.400% due 01/30/2048	20,600	17,545
7.000% due 12/01/2036	246	286

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	14,561

Paramount Global
2.900% due 01/15/2027	1,100	1,053
6.875% due 04/30/2036	130	132

PeaceHealth Obligated Group
4.787% due 11/15/2048	2,200	2,053

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	13,300	12,963

Petroleos Mexicanos
6.750% due 09/21/2047	39,095	28,038
6.950% due 01/28/2060	8,284	5,946

Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	14,338	14,608
5.340% due 05/19/2063	15,900	16,347

Pfizer, Inc.
5.600% due 09/15/2040	16,865	18,180

Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,589
4.125% due 03/04/2043	2,575	2,259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 11/10/2044	$24,400	$21,563
4.375% due 11/15/2041	11,100	10,109
4.875% due 11/15/2043	2,500	2,431

Pioneer Natural Resources Co.
1.900% due 08/15/2030	20,000	17,540
7.200% due 01/15/2028	24,475	26,680

Prosus NV
3.680% due 01/21/2030	1,600	1,509
3.832% due 02/08/2051	18,000	12,679
4.027% due 08/03/2050	4,000	2,927

QatarEnergy
3.125% due 07/12/2041	200	159
3.300% due 07/12/2051	22,880	17,190

QatarEnergy LNG S3
5.838% due 09/30/2027	2,743	2,783
6.332% due 09/30/2027	1,658	1,693

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	2,150	1,858

Reliance Industries Ltd.
3.750% due 01/12/2062	9,300	6,969

Reynolds American, Inc.
6.150% due 09/15/2043	6,700	6,970

Rockies Express Pipeline LLC
7.500% due 07/15/2038	18,210	18,980

Rogers Communications, Inc.
3.800% due 03/15/2032	12,040	11,178
4.550% due 03/15/2052	17,169	14,881

Royalty Pharma PLC
3.300% due 09/02/2040	8,584	6,651
3.350% due 09/02/2051	500	346
3.550% due 09/02/2050	15,000	10,878

RTX Corp.
4.450% due 11/16/2038	6,200	5,910
5.375% due 02/27/2053	17,600	18,102
6.100% due 03/15/2034	37,600	41,524
6.400% due 03/15/2054	30,912	36,524

S&P Global, Inc.
2.900% due 03/01/2032	460	419
3.250% due 12/01/2049	1,700	1,293
3.700% due 03/01/2052 (l)	13,101	10,703
3.900% due 03/01/2062	2,800	2,276
4.250% due 05/01/2029	7,539	7,584

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,923	23,801
4.500% due 05/15/2030	25,565	25,505
5.000% due 03/15/2027	35,565	36,038
5.625% due 03/01/2025	98	98
5.875% due 06/30/2026	7,171	7,291

Santos Finance Ltd.
3.649% due 04/29/2031	35,700	32,460
6.875% due 09/19/2033	25,000	27,522

Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	10,293
3.500% due 11/24/2070	19,600	13,142
5.250% due 07/17/2034	3,800	3,913
5.750% due 07/17/2054	5,200	5,276
5.875% due 07/17/2064	6,400	6,484

Seagate HDD Cayman
4.125% due 01/15/2031	1,263	1,169
9.625% due 12/01/2032	1,790	2,079

Skyworks Solutions, Inc.
3.000% due 06/01/2031	20,200	17,823

South Bow USA Infrastructure Holdings LLC
6.176% due 10/01/2054	3,900	3,951

South Jersey Industries, Inc.
5.020% due 04/15/2031	28,000	22,884

Southern Co.
3.750% due 09/15/2051 •	13,400	12,993
4.250% due 07/01/2036	9,300	8,831
4.400% due 07/01/2046 (l)	19,705	17,687
4.850% due 03/15/2035	10,000	10,086
5.200% due 06/15/2033	4,000	4,149

Southern Natural Gas Co. LLC
8.000% due 03/01/2032 (l)	8,346	9,812

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,333
4.600% due 06/15/2028	800	765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		$4,725	$4,433

Sprint Spectrum Co. LLC
5.152% due 09/20/2029		15,470	15,626

Standard Industries, Inc.
4.750% due 01/15/2028		17,100	16,764

Starbucks Corp.
3.500% due 11/15/2050		7,463	5,692

Stryker Corp.
2.900% due 06/15/2050		7,400	5,219
4.250% due 09/11/2029		5,000	5,012
4.625% due 09/11/2034		10,000	10,048
4.625% due 03/15/2046		6,475	6,122
4.850% due 12/08/2028		3,010	3,089

Suncor Energy, Inc.
7.000% due 11/15/2028		17,772	19,401

Sutter Health
3.161% due 08/15/2040		1,950	1,574
3.361% due 08/15/2050		2,600	1,985
5.164% due 08/15/2033		3,500	3,626
5.547% due 08/15/2053		2,600	2,833

T-Mobile USA, Inc.
2.050% due 02/15/2028		11,600	10,808
2.550% due 02/15/2031		10,400	9,272
2.700% due 03/15/2032		11,200	9,882
3.300% due 02/15/2051		39,900	28,988
3.400% due 10/15/2052		31,800	23,296
3.500% due 04/15/2031		1,100	1,036
3.600% due 11/15/2060		47,797	34,776
3.750% due 04/15/2027		12,920	12,767
3.875% due 04/15/2030		4,395	4,275
4.200% due 10/01/2029		5,000	4,979
4.375% due 04/15/2040		18,700	17,253
4.500% due 04/15/2050		52,300	46,552
5.250% due 06/15/2055		11,300	11,253
5.500% due 01/15/2055		3,600	3,733
5.650% due 01/15/2053		29,000	30,520
5.750% due 01/15/2054		10,000	10,637
5.800% due 09/15/2062		9,300	9,879

Takeda Pharmaceutical Co. Ltd.
3.025% due 07/09/2040		100	78

Tapestry, Inc.
7.700% due 11/27/2030		655	706
7.850% due 11/27/2033		8,500	9,220

Targa Resources Corp.
4.200% due 02/01/2033		215	204
4.950% due 04/15/2052		5,900	5,316
5.500% due 02/15/2035		3,600	3,709
6.125% due 03/15/2033		115	124
6.250% due 07/01/2052		14,300	15,406
6.500% due 03/30/2034		6,888	7,616
6.500% due 02/15/2053		3,000	3,332

TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,486
2.650% due 08/09/2031		2,450	2,101

TD Synnex Corp.
6.100% due 04/12/2034		1,604	1,698

Telefonica Emisiones SA
4.895% due 03/06/2048		13,730	12,489
5.213% due 03/08/2047		15,900	15,092
5.520% due 03/01/2049		1,685	1,668
7.045% due 06/20/2036		12,097	13,943

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	4,122
7.625% due 04/01/2037		320	384

Texas Eastern Transmission LP
4.150% due 01/15/2048		400	325

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	25,800	20,918
5.125% due 09/28/2037	GBP	2,200	2,166
6.500% due 02/09/2032		1,500	1,489
7.125% due 04/30/2031		1,000	1,012

Thomas Jefferson University
3.847% due 11/01/2057		$7,300	5,634

Thomson Reuters Corp.
5.650% due 11/23/2043		10,791	11,158

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033	$18,420	$21,207

Time Warner Cable LLC
4.500% due 09/15/2042	18,500	14,184
5.500% due 09/01/2041	14,800	12,839
5.875% due 11/15/2040	5,200	4,718
6.550% due 05/01/2037	7,306	7,235
6.750% due 06/15/2039	52,495	52,596
7.300% due 07/01/2038	2,080	2,186

Topaz Solar Farms LLC
4.875% due 09/30/2039	4,410	3,991

TotalEnergies Capital International SA
3.386% due 06/29/2060	5,700	4,081

TotalEnergies Capital SA
5.275% due 09/10/2054	10,000	10,022
5.425% due 09/10/2064	11,200	11,281

TransCanada PipeLines Ltd.
4.625% due 03/01/2034	800	790
4.875% due 05/15/2048	25,600	23,975

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	18,461
5.400% due 08/15/2041	4,330	4,401

Trimble, Inc.
6.100% due 03/15/2033	2,025	2,187

Trustees of the University of Pennsylvania
4.674% due 09/01/2112	2,500	2,360

Trustees of Tufts College
5.017% due 04/15/2112	3,000	2,839

TTX Co.
4.600% due 02/01/2049	3,700	3,495

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,693	3,647
4.625% due 12/03/2026	1,642	1,635

UMass Memorial Health Care Obligated Group
5.363% due 07/01/2052	1,900	1,909

Union Pacific Corp.
2.973% due 09/16/2062	800	517
3.550% due 05/20/2061	22,710	16,846
3.750% due 02/05/2070	9,600	7,280
3.799% due 04/06/2071	12,500	9,637
3.950% due 08/15/2059	10	8

United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,070	2,748
3.100% due 01/07/2030	21,631	20,539
3.100% due 04/07/2030	2,821	2,573
3.450% due 06/01/2029	1,901	1,832
3.450% due 01/07/2030	670	625
3.500% due 09/01/2031	3,408	3,216
3.750% due 03/03/2028	4,671	4,578
4.000% due 10/11/2027	8,998	8,868
4.150% due 02/25/2033	7,420	7,138
4.300% due 02/15/2027	9,182	9,090
4.550% due 02/25/2033	11,668	10,866
5.450% due 08/15/2038	39,200	40,948
5.875% due 04/15/2029	23,538	24,044

UnitedHealth Group, Inc.
3.050% due 05/15/2041	22,160	17,504
3.250% due 05/15/2051	20,000	14,828
3.700% due 08/15/2049	5,800	4,676
3.875% due 08/15/2059	700	559
4.200% due 01/15/2047	285	253
4.950% due 05/15/2062	5,000	4,840
5.000% due 04/15/2034	125	129
5.050% due 04/15/2053	1,000	994
5.150% due 07/15/2034	19,600	20,464
5.200% due 04/15/2063	67,307	67,425
5.375% due 04/15/2054	15,000	15,605
5.500% due 07/15/2044	20,000	21,179
5.625% due 07/15/2054	19,650	21,096
5.750% due 07/15/2064	17,400	18,799
5.875% due 02/15/2053	835	925

UPMC
5.377% due 05/15/2043	3,000	3,127

Vale Overseas Ltd.
3.750% due 07/08/2030	3,800	3,626
6.400% due 06/28/2054	3,800	4,007

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Valero Energy Corp.
3.650% due 12/01/2051		$10,500	$7,665

Var Energi ASA
8.000% due 11/15/2032		9,800	11,375

VeriSign, Inc.
2.700% due 06/15/2031		15,400	13,472

Verisk Analytics, Inc.
3.625% due 05/15/2050		11,900	9,090

VF Corp.
2.950% due 04/23/2030		800	703

VMware, Inc.
1.800% due 08/15/2028		5,600	5,096
2.200% due 08/15/2031		8,461	7,270
3.900% due 08/21/2027		2,400	2,376
4.500% due 05/15/2025		2,900	2,894
4.700% due 05/15/2030		25,900	26,105

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		1,900	1,882

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	2,450	2,576

Walt Disney Co.
2.750% due 09/01/2049		$16,238	11,070
3.800% due 05/13/2060		13,554	10,789
4.750% due 09/15/2044		1,600	1,542

Warnermedia Holdings, Inc.
5.050% due 03/15/2042		10,440	8,528
5.141% due 03/15/2052		9,950	7,680
5.391% due 03/15/2062		42,174	32,341

Waste Connections, Inc.
2.950% due 01/15/2052		4,200	2,889

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		4,400	3,075

Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	17,763
5.150% due 01/15/2049		16,000	15,250

Western Midstream Operating LP
5.300% due 03/01/2048		7,700	6,999
6.150% due 04/01/2033		920	973

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		4,690	4,751

Whirlpool Corp.
5.150% due 03/01/2043		6,775	6,332

Williams Cos., Inc.
5.300% due 08/15/2052		11,150	10,828
5.800% due 11/15/2054		12,700	13,139
8.750% due 03/15/2032		1,710	2,094

Woodside Finance Ltd.
4.500% due 03/04/2029		6,700	6,647
5.100% due 09/12/2034		15,000	14,906
5.700% due 09/12/2054		25,000	24,886

Workday, Inc.
3.800% due 04/01/2032		31,700	30,104

Yale University
2.402% due 04/15/2050		6,900	4,597

Yara International ASA
3.148% due 06/04/2030		4,800	4,343
4.750% due 06/01/2028		4,400	4,391

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,487
4.250% due 08/15/2035		$1,681	1,587
5.200% due 09/15/2034		30,500	31,073
5.350% due 12/01/2028		2,100	2,180

Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,612
4.450% due 08/20/2048		7,500	6,814

			9,496,259

UTILITIES 18.7%

AEP Texas, Inc.
3.450% due 05/15/2051		10,000	7,165
4.150% due 05/01/2049		14,400	11,890
6.650% due 02/15/2033		1,000	1,103

AES Corp.
3.950% due 07/15/2030		7,000	6,693
5.450% due 06/01/2028		10,100	10,402

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alabama Power Co.
3.125% due 07/15/2051		$1,300	$929
3.450% due 10/01/2049		3,600	2,774
3.700% due 12/01/2047		100	81
3.850% due 12/01/2042		2,950	2,534
3.940% due 09/01/2032		5,500	5,331
4.300% due 07/15/2048		8,700	7,737
5.200% due 06/01/2041		200	200

Alliant Energy Finance LLC
3.600% due 03/01/2032		13,500	12,260

Ameren Illinois Co.
2.900% due 06/15/2051		32,500	22,416
3.250% due 03/15/2050		2,600	1,917
3.700% due 12/01/2047		2,200	1,798
4.150% due 03/15/2046		5,451	4,771

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		9,100	8,628
5.625% due 03/01/2033		10,000	10,557

American Transmission Systems, Inc.
5.000% due 09/01/2044		13,395	13,287

American Water Capital Corp.
3.750% due 09/01/2047		5,000	4,082
4.300% due 12/01/2042		8,700	7,981
5.450% due 03/01/2054		11,000	11,566
6.593% due 10/15/2037		150	176

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	2,900	3,897

Appalachian Power Co.
4.400% due 05/15/2044		$6,350	5,558
4.500% due 08/01/2032		4,400	4,343
5.800% due 10/01/2035		2,176	2,287
6.375% due 04/01/2036		5,146	5,716
6.700% due 08/15/2037		3,600	4,097
7.000% due 04/01/2038		2,978	3,527

Arizona Public Service Co.
3.500% due 12/01/2049		7,100	5,252
4.500% due 04/01/2042		6,104	5,526

AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,974
3.500% due 09/15/2053		$65,897	48,452
3.550% due 09/15/2055		124,782	91,352
3.650% due 06/01/2051		13,050	10,015
3.650% due 09/15/2059		289,146	209,969
3.800% due 12/01/2057		215,880	163,585
3.850% due 06/01/2060		28,820	21,840

Atmos Energy Corp.
3.375% due 09/15/2049		5,000	3,793
4.125% due 03/15/2049		5,300	4,541
4.300% due 10/01/2048		16,200	14,347

Avista Corp.
4.000% due 04/01/2052		12,800	10,368

Baltimore Gas & Electric Co.
2.900% due 06/15/2050		1,681	1,157
3.200% due 09/15/2049		2,400	1,733
5.400% due 06/01/2053		7,000	7,265

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,909
4.450% due 01/15/2049		24,790	22,029
4.500% due 02/01/2045		580	544
4.600% due 05/01/2053		18,900	17,063
6.125% due 04/01/2036		5,200	5,746

BG Energy Capital PLC
5.125% due 10/15/2041		30,145	29,888

Black Hills Corp.
4.200% due 09/15/2046 (l)		4,284	3,594
6.000% due 01/15/2035		5,625	5,993

Boston Gas Co.
4.487% due 02/15/2042		7,784	6,890
6.119% due 07/20/2053		17,500	18,590

Brooklyn Union Gas Co.
4.487% due 03/04/2049		7,500	6,356
6.388% due 09/15/2033		8,700	9,479

CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	3,012
3.350% due 04/01/2051		13,900	10,355
3.600% due 03/01/2052		16,270	12,655
4.950% due 04/01/2033		7,000	7,144

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleco Corporate Holdings LLC
4.973% due 05/01/2046	$400	$355

Cleco Power LLC
6.000% due 12/01/2040	18,175	19,113

Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,528

CMS Energy Corp.
4.700% due 03/31/2043	3,837	3,539

Columbia Pipelines Operating Co. LLC
5.695% due 10/01/2054	10,000	10,062
6.497% due 08/15/2043	12,500	13,970
6.544% due 11/15/2053	20,000	22,541
6.714% due 08/15/2063	9,800	11,216

Commonwealth Edison Co.
3.000% due 03/01/2050	5,200	3,639
3.125% due 03/15/2051	17,300	12,382
3.850% due 03/15/2052	8,400	6,842

Connecticut Light & Power Co.
2.050% due 07/01/2031	4,845	4,186
4.000% due 04/01/2048	1,300	1,112
4.300% due 04/15/2044	13,009	11,783

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	6,480	4,179
3.600% due 06/15/2061	22,385	16,769
4.125% due 05/15/2049	18,110	15,430
4.200% due 03/15/2042	5,000	4,479
4.300% due 12/01/2056	1,270	1,111
4.500% due 05/15/2058	33,831	29,844
4.625% due 12/01/2054	2,285	2,118
5.700% due 06/15/2040	4,900	5,230
5.900% due 11/15/2053	8,500	9,417

Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	22,432
5.750% due 03/15/2054	10,200	10,802
5.800% due 03/01/2033	11,900	12,773
6.250% due 10/01/2039	12,875	14,425
6.500% due 10/01/2053	7,350	8,508

Consumers Energy Co.
4.050% due 05/15/2048	8,100	7,040
4.100% due 11/15/2045	2,150	1,847
4.350% due 04/15/2049	14,000	12,659

Dayton Power & Light Co.
3.950% due 06/15/2049	11,000	8,700

Dominion Energy, Inc.
2.250% due 08/15/2031	15,600	13,504
4.600% due 03/15/2049	4,046	3,571
4.850% due 08/15/2052	17,000	15,766
5.375% due 11/15/2032	6,700	7,017

DTE Electric Co.
2.950% due 03/01/2050	4,100	2,896
3.250% due 04/01/2051	8,400	6,257
3.650% due 03/01/2052	5,600	4,470
3.950% due 06/15/2042	500	429
4.300% due 07/01/2044	9,150	8,311
5.400% due 04/01/2053	14,000	14,724

DTE Energy Co.
5.100% due 03/01/2029	4,427	4,560

Duke Energy Carolinas LLC
2.850% due 03/15/2032	6,400	5,781
3.200% due 08/15/2049	16,000	11,630
3.450% due 04/15/2051	5,600	4,257
3.550% due 03/15/2052	8,000	6,173
3.700% due 12/01/2047	15,355	12,322
3.750% due 06/01/2045	4,358	3,606
3.875% due 03/15/2046	2,034	1,695
3.950% due 03/15/2048	9,915	8,269
4.000% due 09/30/2042	3,500	3,061
4.250% due 12/15/2041	16,400	14,887
5.350% due 01/15/2053	11,400	11,780

Duke Energy Corp.
3.300% due 06/15/2041	7,450	5,875
3.500% due 06/15/2051	4,450	3,291
3.750% due 09/01/2046	17,725	14,092
3.950% due 08/15/2047	4,670	3,798
4.200% due 06/15/2049	5,000	4,194
6.100% due 09/15/2053	16,000	17,547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Florida LLC
4.200% due 07/15/2048	$7,600	$6,535
5.650% due 04/01/2040	6,000	6,420

Duke Energy Indiana LLC
5.400% due 04/01/2053	14,500	14,948

Duke Energy Ohio, Inc.
5.250% due 04/01/2033	800	836
5.650% due 04/01/2053	2,000	2,120

Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	15,883
3.600% due 09/15/2047	44,900	35,439
4.000% due 04/01/2052	3,687	3,097
4.100% due 03/15/2043	6,026	5,294
5.250% due 03/15/2033	9,850	10,340
5.350% due 03/15/2053	9,300	9,638

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	3,700	3,262

E.ON International Finance BV
6.650% due 04/30/2038	1,520	1,723

Edison International
8.125% due 06/15/2053 •	7,200	7,578

Electricite de France SA
4.950% due 10/13/2045	23,555	22,269
5.000% due 09/21/2048	12,622	11,869
6.000% due 04/22/2064	31,474	31,986
6.000% due 01/22/2114	17,924	18,253
6.250% due 05/23/2033	10,000	10,916
6.900% due 05/23/2053	13,800	16,061
9.125% due 03/15/2033 •(i)	5,400	6,160

Emera U.S. Finance LP
4.750% due 06/15/2046	11,300	10,071

Enel Finance America LLC
2.875% due 07/12/2041	18,100	13,048

Enel Finance International NV
4.750% due 05/25/2047	44,580	41,505
5.500% due 06/26/2034	2,300	2,391
7.750% due 10/14/2052	13,700	17,515

Entergy Arkansas LLC
2.650% due 06/15/2051	9,375	6,008
3.350% due 06/15/2052	7,400	5,436
4.200% due 04/01/2049	5,800	4,987
5.750% due 06/01/2054	10,000	10,788

Entergy Corp.
3.750% due 06/15/2050 (l)	13,000	9,954
7.125% due 12/01/2054 •	2,000	2,079

Entergy Mississippi LLC
3.500% due 06/01/2051	1,500	1,127
5.000% due 09/01/2033	6,800	6,955

Entergy Texas, Inc.
4.500% due 03/30/2039	4,000	3,800
5.000% due 09/15/2052	11,900	11,529
5.800% due 09/01/2053	2,200	2,358

Evergy Kansas Central, Inc.
3.450% due 04/15/2050	8,300	6,170
5.700% due 03/15/2053	6,500	6,869

Evergy Metro, Inc.
4.125% due 04/01/2049	15,431	13,047
4.200% due 06/15/2047	1,200	1,027

Eversource Energy
3.350% due 03/15/2026	2,838	2,787
5.125% due 05/15/2033	10,600	10,787
5.950% due 07/15/2034	2,500	2,688

Exelon Corp.
5.600% due 03/15/2053	23,600	24,583
5.625% due 06/15/2035	7,000	7,437

Fells Point Funding Trust
3.046% due 01/31/2027	20,000	19,376

FirstEnergy Corp.
3.400% due 03/01/2050	8,600	6,309

FirstEnergy Transmission LLC
2.866% due 09/15/2028	2,600	2,461
4.350% due 01/15/2025	10,846	10,831
4.550% due 04/01/2049	2,969	2,674
5.450% due 07/15/2044	10,100	10,232

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Power & Light Co.
2.875% due 12/04/2051		$8,300	$5,751
3.700% due 12/01/2047		16,800	13,757
4.050% due 10/01/2044		4,200	3,722
5.300% due 04/01/2053		8,550	8,947

FORESEA Holding SA
7.500% due 06/15/2030		1,851	1,774

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	124
2.950% due 01/27/2029		$21,000	10,815

Georgia Power Co.
3.250% due 03/15/2051		25,300	18,703
4.750% due 09/01/2040		1,425	1,388
5.125% due 05/15/2052 (l)		34,800	34,890
5.400% due 06/01/2040		9,085	9,368

Idaho Power Co.
4.850% due 08/15/2040		8,000	7,463
5.500% due 03/15/2053		24,978	25,849

Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	14,004
4.250% due 08/15/2048		5,000	4,268
4.550% due 03/15/2046		500	452
5.625% due 04/01/2053		13,219	13,969

Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	31,711
5.700% due 04/01/2054		3,600	3,838

Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	5,571

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		14,524	14,049

Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	5,257
6.150% due 06/01/2037		8,562	9,527

Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,603
4.375% due 10/01/2045		7,100	6,344
5.125% due 11/01/2040		14,500	14,621
5.450% due 04/15/2033		10,000	10,560

KeySpan Gas East Corp.
3.586% due 01/18/2052		14,200	10,355

Liberty Utilities Co.
5.869% due 01/31/2034		10,000	10,487

Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,630
5.450% due 04/15/2033		15,000	15,835

Massachusetts Electric Co.
5.867% due 02/26/2054		9,100	9,810

MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	659
3.150% due 04/15/2050		1,200	880
3.650% due 08/01/2048		6,000	4,830
3.950% due 08/01/2047		8,262	7,010
4.250% due 07/15/2049		5,300	4,691
4.400% due 10/15/2044		500	456
5.300% due 02/01/2055		8,800	9,110
5.350% due 01/15/2034		5,000	5,311
5.850% due 09/15/2054		19,415	21,644

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		12,200	12,140

Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,867
4.250% due 03/15/2042		7,400	6,563

Monongahela Power Co.
5.400% due 12/15/2043		9,061	9,084

National Grid PLC
2.949% due 03/30/2030	EUR	9,700	10,633
5.809% due 06/12/2033		$16,500	17,657

National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048		7,000	6,168

Nevada Power Co.
6.000% due 03/15/2054		5,000	5,538

New York State Electric & Gas Corp.
3.300% due 09/15/2049		8,800	6,253

NGPL PipeCo LLC
3.250% due 07/15/2031		11,864	10,558
7.768% due 12/15/2037		1,100	1,303

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Niagara Mohawk Power Corp.
4.119% due 11/28/2042	$3,850	$3,309
5.664% due 01/17/2054	4,600	4,777
5.783% due 09/16/2052	10,550	11,000

NiSource, Inc.
3.950% due 03/30/2048	6,830	5,608
4.375% due 05/15/2047	14,845	13,037
5.650% due 02/01/2045	8,640	8,967
5.800% due 02/01/2042	6,723	6,946

Northern States Power Co.
2.600% due 06/01/2051	300	197
4.500% due 06/01/2052	6,800	6,257
5.400% due 03/15/2054	10,000	10,572
5.650% due 06/15/2054	2,000	2,170

NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,361
4.550% due 06/01/2052	5,900	5,421
4.950% due 09/15/2052	9,200	8,986

Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	8,176
4.500% due 04/01/2047	35,100	30,820
5.050% due 10/01/2048	28,500	27,074
5.250% due 09/01/2050	25,000	24,385
6.200% due 12/01/2053	2,500	2,739

Ohio Edison Co.
5.500% due 01/15/2033	4,000	4,162
6.875% due 07/15/2036	3,500	4,085
8.250% due 10/15/2038	1,000	1,318

Ohio Power Co.
2.900% due 10/01/2051	5,600	3,687
5.000% due 06/01/2033	7,600	7,737

Oklahoma Gas & Electric Co.
5.850% due 06/01/2040	4,000	4,233

Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	6,000	4,312
4.100% due 11/15/2048	421	359
4.600% due 06/01/2052	3,000	2,752
4.950% due 09/15/2052	10,200	9,954
5.250% due 09/30/2040	15,100	15,472
5.300% due 06/01/2042	600	615
7.250% due 01/15/2033	1,900	2,245
7.500% due 09/01/2038	2,590	3,275

ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,710
4.250% due 09/24/2027	5,000	5,006
4.450% due 09/01/2049	6,000	5,010
4.750% due 10/15/2031	5,000	5,002
4.950% due 07/13/2047	4,900	4,428
5.050% due 11/01/2034	20,000	19,918
5.200% due 07/15/2048	67,423	63,021
5.700% due 11/01/2054	30,000	29,852
5.850% due 11/01/2064	30,000	29,803
6.050% due 09/01/2033	10,000	10,690
6.625% due 09/01/2053	35,000	38,864
7.150% due 01/15/2051	7,000	8,122

Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	20,072
3.000% due 06/15/2028	1,000	951
3.150% due 01/01/2026	25,532	25,057
3.250% due 06/01/2031	9,500	8,654
3.300% due 03/15/2027	4,910	4,778
3.300% due 12/01/2027	8,000	7,722
3.300% due 08/01/2040	11,300	8,783
3.500% due 08/01/2050	68,788	49,861
3.750% due 08/15/2042	18,181	14,397
3.950% due 12/01/2047	12,183	9,604
4.000% due 12/01/2046	22,370	17,820
4.200% due 06/01/2041	2,000	1,691
4.250% due 03/15/2046	26,543	21,932
4.300% due 03/15/2045	9,100	7,620
4.500% due 07/01/2040	24,379	22,013
4.500% due 12/15/2041	27,149	23,345
4.600% due 06/15/2043	19,804	17,517
4.650% due 08/01/2028	17,000	17,073
4.750% due 02/15/2044	15,157	13,542
4.950% due 07/01/2050	42,577	38,745
5.250% due 03/01/2052	2,000	1,898
6.700% due 04/01/2053	41,696	47,783
6.750% due 01/15/2053	18,400	20,994

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PacifiCorp
2.700% due 09/15/2030	$1,200	$1,090
2.900% due 06/15/2052	22,703	14,699
3.300% due 03/15/2051	17,431	12,321
4.125% due 01/15/2049	6,400	5,315
4.150% due 02/15/2050	5,545	4,606
5.300% due 02/15/2031	3,800	3,957
5.350% due 12/01/2053	27,100	26,842
5.450% due 02/15/2034	11,800	12,269
5.500% due 05/15/2054	20,800	20,928
5.800% due 01/15/2055	29,700	31,188
6.250% due 10/15/2037	10,000	11,079

PECO Energy Co.
2.800% due 06/15/2050	6,500	4,440
4.150% due 10/01/2044	8,900	7,945
4.600% due 05/15/2052	9,400	8,756
4.800% due 10/15/2043	1,185	1,134
5.250% due 09/15/2054	2,100	2,173

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	10,905
4.875% due 07/17/2049	11,200	9,893
6.250% due 01/25/2049	1,200	1,270

PG&E Recovery Funding LLC
5.231% due 06/01/2042	5,000	5,281
5.256% due 01/15/2040	5,000	5,265
5.536% due 07/15/2049	8,000	8,518

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,589
5.050% due 05/15/2052	5,000	4,818
5.100% due 02/15/2035	7,000	7,101

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	8,700	8,721

Plains All American Pipeline LP
4.500% due 12/15/2026	550	550
5.150% due 06/01/2042	300	284
5.700% due 09/15/2034	20,000	20,794
6.700% due 05/15/2036	3,073	3,383

PPL Capital Funding, Inc.
5.250% due 09/01/2034	8,000	8,242

PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,999
5.200% due 07/15/2041	5,500	5,512

Progress Energy, Inc.
7.750% due 03/01/2031	5,000	5,861

Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	7,522
3.800% due 06/15/2047	5,000	3,998
3.950% due 03/15/2043	1,500	1,254
4.100% due 06/15/2048	4,000	3,373
4.500% due 06/01/2052	4,600	4,122
5.250% due 04/01/2053	13,700	13,835
5.350% due 05/15/2034	15,000	15,739
5.750% due 05/15/2054	9,300	10,083
6.250% due 09/01/2037	700	785

Public Service Co. of New Hampshire
3.600% due 07/01/2049	4,700	3,696

Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,597
6.625% due 11/15/2037	1,135	1,278

Public Service Electric & Gas Co.
3.000% due 03/01/2051	2,600	1,846
4.850% due 08/01/2034	12,000	12,273

Puget Energy, Inc.
4.100% due 06/15/2030	6,010	5,793

Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,252
5.448% due 06/01/2053	4,400	4,554
5.685% due 06/15/2054	5,000	5,393
5.764% due 07/15/2040	8,200	8,444

Rio Oil Finance Trust
9.750% due 01/06/2027	3,881	4,020

San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	10,828
3.320% due 04/15/2050	10,305	7,601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 03/15/2052		$15,130	$11,829
3.750% due 06/01/2047		7,550	6,155
3.950% due 11/15/2041		1,968	1,682
4.100% due 06/15/2049		18,761	15,891
4.150% due 05/15/2048		12,140	10,450
4.500% due 08/15/2040		2,600	2,494
5.350% due 04/01/2053		23,586	24,247

Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		32,700	32,438
5.500% due 04/08/2044		37,700	38,791

SCE Recovery Funding LLC
5.112% due 12/14/2049		3,000	3,035

Sempra
3.250% due 06/15/2027		3,300	3,218
6.000% due 10/15/2039		15,145	16,179

Sierra Pacific Power Co.
5.900% due 03/15/2054		4,800	5,264

Southern California Edison Co.
2.750% due 02/01/2032		6,800	6,053
2.950% due 02/01/2051		13,000	8,917
3.450% due 02/01/2052		14,000	10,432
3.650% due 02/01/2050		12,765	9,946
3.650% due 06/01/2051		31,200	24,095
3.700% due 08/01/2025		5,000	4,963
3.900% due 12/01/2041		42,994	36,366
3.900% due 03/15/2043		6,655	5,575
4.000% due 04/01/2047		105,850	88,559
4.050% due 03/15/2042		3,834	3,314
4.125% due 03/01/2048		26,468	22,370
4.500% due 09/01/2040		445	416
4.650% due 10/01/2043		40,550	37,875
4.875% due 03/01/2049		8,096	7,695
5.150% due 06/01/2029		9,890	10,264
5.200% due 06/01/2034		9,400	9,749
5.450% due 06/01/2052		17,600	18,001
5.700% due 03/01/2053		6,900	7,291
5.750% due 04/01/2035		8,073	8,660
5.875% due 12/01/2053		7,500	8,146
6.000% due 01/15/2034		5,900	6,487
6.050% due 03/15/2039		17,000	18,628
6.650% due 04/01/2029		6,995	7,621

Southern California Gas Co.
3.750% due 09/15/2042		4,900	4,091
3.950% due 02/15/2050		8,127	6,648
4.300% due 01/15/2049		1,942	1,676
5.050% due 09/01/2034		17,850	18,415
5.125% due 11/15/2040		1,300	1,318
5.200% due 06/01/2033 (l)		3,500	3,644

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		15,925	13,931
5.875% due 03/15/2041		7,500	8,081

Southern Power Co.
5.250% due 07/15/2043		1,000	998

Southwest Gas Corp.
4.050% due 03/15/2032		11,400	10,848

Southwestern Electric Power Co.
2.750% due 10/01/2026		900	873
3.250% due 11/01/2051		550	381
3.850% due 02/01/2048		20,000	15,638
5.300% due 04/01/2033		7,000	7,230
6.200% due 03/15/2040		14,340	15,735

Southwestern Public Service Co.
3.150% due 05/01/2050		18,050	12,632
3.700% due 08/15/2047		3,465	2,747
3.750% due 06/15/2049		4,000	3,144
5.150% due 06/01/2052		13,000	12,192
6.000% due 10/01/2036		2,000	2,121
6.000% due 06/01/2054		13,170	14,425

SW Finance I PLC
7.000% due 04/16/2040	GBP	19,300	22,285

System Energy Resources, Inc.
6.000% due 04/15/2028		$5,000	5,249

T-Mobile USA, Inc.
6.000% due 06/15/2054		4,950	5,458

Tampa Electric Co.
4.450% due 06/15/2049		18,500	16,761

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Targa Resources Partners LP
4.000% due 01/15/2032	$490	$461
4.875% due 02/01/2031	12,800	12,714

Toledo Edison Co.
2.650% due 05/01/2028	16,667	15,567
6.150% due 05/15/2037	4,900	5,471

Union Electric Co.
3.900% due 04/01/2052	31,000	25,601
5.125% due 03/15/2055 (b)	8,300	8,290
5.450% due 03/15/2053	15,600	16,349

Verizon Communications, Inc.
2.987% due 10/30/2056	31,103	20,419
3.000% due 11/20/2060	500	323
3.400% due 03/22/2041	10,100	8,253
3.700% due 03/22/2061	1,400	1,061
3.850% due 11/01/2042	14,860	12,707
3.875% due 03/01/2052	29,380	24,104
4.862% due 08/21/2046	5,520	5,383
5.050% due 05/09/2033	265	274
5.500% due 02/23/2054	2,775	2,911

Virginia Electric & Power Co.
3.800% due 09/15/2047	12,700	10,332
4.000% due 11/15/2046	10,600	8,884
4.600% due 12/01/2048	4,744	4,381
5.350% due 01/15/2054	10,000	10,241
5.450% due 04/01/2053	15,000	15,569
5.550% due 08/15/2054	10,000	10,522
6.000% due 05/15/2037	400	440

Vistra Operations Co. LLC
6.000% due 04/15/2034	4,300	4,599
6.950% due 10/15/2033	12,500	14,103

Vodafone Group PLC
4.875% due 06/19/2049	25,855	23,782
5.125% due 06/19/2059	22,200	20,691
5.750% due 06/28/2054	20,000	20,720
5.750% due 02/10/2063	3,900	3,941
5.875% due 06/28/2064	18,990	19,601
6.250% due 11/30/2032	2,650	2,945
7.000% due 04/04/2079 •	5,700	6,022

Washington Gas Light Co.
3.650% due 09/15/2049	1,400	1,094

Wisconsin Electric Power Co.
5.700% due 12/01/2036	220	242

Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	14,040
3.300% due 09/01/2049	3,100	2,309

Xcel Energy, Inc.
4.600% due 06/01/2032	10,000	9,912
5.450% due 08/15/2033	10,000	10,389
6.500% due 07/01/2036	6,900	7,641

		4,896,371

Total Corporate Bonds & Notes (Cost $23,517,583)		21,895,372

MUNICIPAL BONDS & NOTES 2.6%

CALIFORNIA 0.9%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	7,000	8,433

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	4,800	5,474

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	35,504
7.043% due 04/01/2050	15,775	19,485

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,082

California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	2,703

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,808
7.550% due 04/01/2039	3,607	4,539

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	$7,575	$9,488

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	10,500

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,231

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	780	719
3.714% due 06/01/2041	13,800	11,003

Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	2,450	2,799

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	14,200	15,885
7.618% due 08/01/2040	5,200	6,344

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	474

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	1,878

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	108

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,307

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	890	1,038

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	579

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	12,438

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	4,954

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	28,862

Riverside County, California Revenue Bonds, Series 2020
3.818% due 02/15/2038	2,500	2,367

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	1,975

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	27,844	26,104

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	7,803	7,193

		236,274

GEORGIA 0.2%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,242	2,563
6.655% due 04/01/2057	41,292	47,301

		49,864

ILLINOIS 0.1%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	965

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	15,481	17,691

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	$4,859	$4,893

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,620	2,848

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	5,000	5,482

		31,879

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,024

MASSACHUSETTS 0.0%

Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	2,670	2,836

MICHIGAN 0.2%

Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	16,800	13,835

University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,657
2.562% due 04/01/2050	7,000	4,779

University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	7,400	6,526

		36,797

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2036 (f)	6,375	3,695

NEW JERSEY 0.0%

New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	920	1,094

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	5,662

NEW YORK 0.4%

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	6,961
5.508% due 08/01/2037	800	838
5.572% due 11/01/2038	9,000	9,489

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	470	493

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,241

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	509
5.389% due 03/15/2040	200	206

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	2,811

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	8,410	8,726

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	538

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	$200	$201

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	77,840

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	2,800

		112,653

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,127

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,221
7.734% due 02/15/2033	7,325	8,724
8.084% due 02/15/2050	40,725	55,616

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	64

		66,752

PENNSYLVANIA 0.1%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,899

TEXAS 0.4%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	16,151

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (f)	19,795	13,625
0.000% due 02/15/2035 (f)	8,205	5,064

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	24,251	25,098
5.169% due 04/01/2041	25,300	26,680

Texas Transportation Commission State Highway Revenue Bonds, Series 2010
5.178% due 04/01/2030	16,000	16,456

University of Texas System Revenue Bonds, Series 2020
2.439% due 08/15/2049	8,700	5,830

		108,904

VIRGINIA 0.0%

University of Virginia Revenue Bonds, (BABs), Series 2009
6.200% due 09/01/2039	1,245	1,397

WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (f)	1,900	1,091
0.000% due 04/01/2037 (f)	2,150	1,166
0.000% due 04/01/2038 (f)	2,800	1,433
0.000% due 04/01/2039 (f)	2,500	1,206

		4,896

Total Municipal Bonds & Notes (Cost $667,082)		677,626

U.S. GOVERNMENT AGENCIES 23.1%

Freddie Mac
4.309% due 10/25/2052 ~	18,342	16,065
4.762% due 08/15/2032 ~	2	2

Ginnie Mae
4.500% due 09/15/2033	4	4
8.500% due 09/15/2030	3	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	$6,681	$6,307
4.000% due 10/01/2040 - 08/01/2049	589	575
7.000% due 11/01/2026	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054 - 11/01/2054	192,090	172,625
3.500% due 11/01/2054	91,500	85,284
4.000% due 10/01/2054 - 11/01/2054	1,622,650	1,559,788
4.500% due 10/01/2054 - 12/01/2054	1,190,400	1,171,248
5.000% due 11/01/2054	1,023,800	1,023,360
5.500% due 10/01/2054 - 11/01/2054	1,450,000	1,466,920
6.000% due 10/01/2054 - 11/01/2054	541,800	439,387
6.500% due 11/01/2054	89,800	92,539

Total U.S. Government Agencies (Cost $6,050,023)		6,034,107

U.S. TREASURY OBLIGATIONS 21.9%

U.S. Treasury Bonds
1.875% due 02/15/2041 (l)(n)	967,000	709,517
2.000% due 11/15/2041 (n)	83,500	61,426
2.375% due 02/15/2042 (l)(n)	673,100	524,492
2.500% due 02/15/2045 (l)(n)	498,818	381,401
2.500% due 02/15/2046 (l)(n)	185,185	140,053
2.500% due 05/15/2046 (l)(n)(p)	189,000	142,514
2.750% due 11/15/2042 (l)(n)	100,000	82,035
2.750% due 08/15/2047 (l)(n)	216,500	169,031
2.750% due 11/15/2047 (l)(n)	100,512	78,290
2.875% due 08/15/2045 (l)(n)	170,392	138,543
2.875% due 05/15/2049 (l)(n)(p)	597,100	471,558
2.875% due 05/15/2052 (n)(p)	47,343	37,090
3.000% due 08/15/2048 (l)(n)	145,464	118,013
3.125% due 02/15/2043 (l)(n)	321,900	278,632
3.125% due 05/15/2048 (n)(p)	91,885	76,345
3.250% due 05/15/2042 (l)(n)	230,286	204,842
3.375% due 08/15/2042 (l)(n)	151,500	136,773
3.875% due 02/15/2043 (l)(n)(p)	163,300	157,585
3.875% due 05/15/2043 (l)	330,600	318,396
4.000% due 11/15/2052 (l)(n)(p)	210,654	205,042
4.250% due 02/15/2054 (l)	189,500	193,172
4.250% due 08/15/2054 (l)	35,000	35,744
4.625% due 05/15/2054 (l)	249,800	271,014

U.S. Treasury Inflation Protected Securities (h)
0.125% due 02/15/2052 (n)(p)	93,553	58,274
1.500% due 02/15/2053 (l)	334,871	303,074
2.125% due 04/15/2029 (l)	276,612	284,372

U.S. Treasury Notes
4.625% due 04/30/2029 (l)(n)(p)	102,350	106,898

U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	35,800	17,060
0.000% due 02/15/2042 (a)	17,670	8,322
0.000% due 05/15/2042 (a)	21,000	9,739
0.000% due 11/15/2042 (a)	26,900	12,145

Total U.S. Treasury Obligations (Cost $6,450,007)		5,731,392

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	17,107

BANK
2.283% due 09/15/2064	7,400	6,833

BIG Commercial Mortgage Trust
6.438% due 02/15/2039 •	5,368	5,329

BX Trust
6.109% due 02/15/2039 •	11,692	11,635

COLT Mortgage Loan Trust
6.790% due 12/25/2067 þ	7,169	7,256

Countrywide Home Loan Mortgage Pass-Through Trust
5.629% due 02/25/2035 •	8	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.611% due 07/15/2038 •	$3,000	$2,724

DC Commercial Mortgage Trust
6.314% due 09/12/2040	2,000	2,100

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	6,910	6,146
4.248% due 07/05/2033	6,100	5,579
5.693% due 04/15/2037 •	976	950

Merrill Lynch Mortgage Investors Trust
6.003% due 03/25/2028 •	3	3
6.409% due 01/25/2029 •	12	12

Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039	9,900	9,136

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	8,579	8,221
6.864% due 10/25/2063 þ	6,241	6,359

One New York Plaza Trust
6.161% due 01/15/2036 •	8,000	7,651

OPEN Trust
8.186% due 10/15/2028 •	7,977	8,072

PRKCM Trust
7.225% due 11/25/2058 þ	1,138	1,166

Structured Adjustable Rate Mortgage Loan Trust
5.947% due 09/25/2034 ~	95	92

Towd Point Mortgage Trust
5.969% due 05/25/2058 •	1,003	1,035

VASA Trust
6.111% due 07/15/2039 •	1,000	927

Total Non-Agency Mortgage-Backed Securities (Cost $113,607)		108,340

ASSET-BACKED SECURITIES 1.2%

AASET Trust
3.844% due 01/16/2038	5,263	3,800

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	5,867	5,017

Allegro CLO Ltd.
6.529% due 01/19/2033 •	1,000	1,001

Arbor Realty Commercial Real Estate Notes Ltd.
6.561% due 11/15/2036 •	14,054	14,070

Ares CLO Ltd.
6.606% due 04/17/2033 •	17,100	17,113

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •	7,000	7,002

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •	11,419	11,429

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •	5,857	5,860

CIFC Funding Ltd.
6.494% due 04/20/2030 •	2,137	2,138

CQS U.S. CLO Ltd.
7.132% due 07/20/2031 •	8,389	8,396

Dryden Senior Loan Fund
6.429% due 10/19/2029 •	8,836	8,853
6.451% due 07/15/2030 •	9,198	9,208

Elmwood CLO Ltd.
6.916% due 01/17/2034 •	6,550	6,550

Finance America Mortgage Loan Trust
5.839% due 11/25/2034 •	3,904	3,833

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •	8,890	8,895

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	3,101	2,864

KKR CLO Ltd.
6.743% due 01/15/2031 •	4,839	4,851

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	11,785	10,902

LCM LP
6.564% due 04/20/2031 •	4,885	4,890

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •	1,403	1,400

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison Park Funding Ltd.
6.534% due 04/20/2032 •		$1,694	$1,696

MAPS Ltd.
4.212% due 05/15/2043		1,505	1,486

Marathon CLO Ltd.
6.662% due 01/20/2033 •		19,000	19,011

Marble Point CLO Ltd.
6.482% due 01/20/2032 •		8,354	8,357

METAL LLC
4.581% due 10/15/2042		10,135	6,668

MF1 LLC
6.702% due 03/19/2039 •		1,000	1,001

MF1 Ltd.
6.209% due 10/16/2036 •		11,839	11,794

Morgan Stanley ABS Capital, Inc. Trust
5.824% due 03/25/2034 •		2,539	2,557

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •		8,866	8,871

PFP Ltd.
6.915% due 09/17/2039 •		4,800	4,822

Rad CLO Ltd.
6.875% due 01/25/2033 •		22,100	22,100

RBSSP Resecuritization Trust
5.583% due 11/26/2036 •		127	125

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		2,978	2,843

SBA Tower Trust
3.869% due 10/15/2049 þ		11,400	11,392

Soundview Home Loan Trust
5.429% due 06/25/2036 •		5,132	4,951

Start Ltd.
4.089% due 03/15/2044		3,228	3,117

Structured Asset Securities Corp. Mortgage Loan Trust
6.969% due 08/25/2037 •		34	34

Symphony CLO Ltd.
6.483% due 01/23/2032 •		3,774	3,777
6.875% due 04/25/2034 •		14,900	14,920

TIAA CLO Ltd.
6.422% due 01/20/2032 •		2,200	2,201

Trinitas CLO Ltd.
6.655% due 04/25/2033 •		4,900	4,906

Venture CLO Ltd.
6.674% due 04/20/2032 •		8,000	8,008
6.823% due 01/15/2032 •		2,959	2,962

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	24,433
3.706% due 02/15/2057		7,100	6,402

Voya CLO Ltd.
6.482% due 07/20/2032 •		4,300	4,302
6.627% due 10/17/2032 •		2,000	2,002

Wind River CLO Ltd.
6.541% due 10/18/2030 •		2,306	2,308
6.591% due 07/18/2031 •		2,294	2,296

Total Asset-Backed Securities (Cost $334,902)			327,414

SOVEREIGN ISSUES 2.9%

Australia Government International Bond
1.000% due 11/21/2031	AUD	64,750	36,922
3.750% due 05/21/2034		14,300	9,712

Brazil Government International Bond
5.000% due 01/27/2045		$46,630	38,576

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		11,500	12,082

Chile Government International Bond
4.000% due 01/31/2052 (l)		3,200	2,653

Colombia Government International Bond
6.125% due 01/18/2041		200	177

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	23,028
3.125% due 04/16/2030		13,700	13,112
3.875% due 04/16/2050		12,600	10,599

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Israel Government International Bond
3.800% due 05/13/2060		$2,100	$1,460
3.875% due 07/03/2050		18,000	13,220
4.125% due 01/17/2048		13,300	10,421
4.500% due 04/03/2120		4,600	3,395
5.375% due 03/12/2029		5,000	5,085
5.500% due 03/12/2034		5,000	5,037
5.750% due 03/12/2054		20,000	19,077

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	1,435,997	63,664
3.000% due 12/03/2026 (h)		127,006	6,085
3.771% due 05/24/2061		$59,442	38,988
4.000% due 11/30/2028 (h)	MXN	585,714	28,743
4.000% due 08/24/2034 (h)		165,356	7,821
6.338% due 05/04/2053		$1,564	1,559
6.400% due 05/07/2054		25,000	25,066

Peru Government International Bond
5.350% due 08/12/2040	PEN	6,900	1,635
5.375% due 02/08/2035		$1,800	1,848
5.400% due 08/12/2034	PEN	21,100	5,352
5.875% due 08/08/2054		$1,400	1,472
6.900% due 08/12/2037	PEN	14,700	4,090
7.300% due 08/12/2033		7,100	2,072

Poland Government International Bond
5.500% due 04/04/2053		$12,600	12,923

Qatar Government International Bond
4.400% due 04/16/2050		6,800	6,326
4.817% due 03/14/2049		4,000	3,957
5.103% due 04/23/2048		28,900	29,772

Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	8,647
2.875% due 04/13/2042		9,100	6,856
3.750% due 02/07/2034		2,900	2,854
5.250% due 05/30/2032		8,700	9,731
5.625% due 02/22/2036		4,900	5,424
5.625% due 05/30/2037		9,700	10,676

Saudi Government International Bond
3.450% due 02/02/2061		$13,100	8,949
4.500% due 10/26/2046		47,700	42,118
4.625% due 10/04/2047		14,800	13,257
5.000% due 04/17/2049		15,000	14,146
5.000% due 01/18/2053		25,000	23,228
5.750% due 01/16/2054		34,400	35,217

South Africa Government International Bond
4.850% due 09/30/2029		7,300	7,100
5.750% due 09/30/2049		38,900	32,405

Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		25	11
0.000% due 02/01/2034 þ(g)		93	32
0.000% due 02/01/2035 þ(g)		79	34
0.000% due 02/01/2036 þ(g)		65	28
1.750% due 02/01/2034 þ		137	61
1.750% due 02/01/2035 þ		182	79
1.750% due 02/01/2036 þ		137	59

United Kingdom Gilt
4.375% due 07/31/2054	GBP	63,800	82,387

Total Sovereign Issues (Cost $838,916)			749,228

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Forsea Holding SA «		179,471	4,425

Total Common Stocks (Cost $3,589)			4,425

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%		20,200	25,900

Total Convertible Preferred Securities (Cost $24,500)			25,900

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 2.9%

BANKING & FINANCE 2.9%

American Express Co.
3.550% due 09/15/2026 •(i)	6,400,000	$6,087

Banco Santander SA
8.000% due 02/01/2034 •(i)(j)	15,000,000	15,954

Bank of America Corp.
5.875% due 03/15/2028 •(i)	103,500,000	104,963

Capital One Financial Corp.
3.950% due 09/01/2026 •(i)	16,000,000	15,092

Charles Schwab Corp.
4.000% due 06/01/2026 •(i)	11,000,000	10,571
4.000% due 12/01/2030 •(i)	57,000,000	51,069
5.000% due 12/01/2027 •(i)	8,150,000	7,814

Citigroup, Inc.
3.875% due 02/18/2026 •(i)	40,000,000	38,738
4.000% due 12/10/2025 •(i)	3,000,000	2,945
4.700% due 01/30/2025 •(i)	300,000	299
7.000% due 08/15/2034 •(i)	17,100,000	18,330
7.125% due 08/15/2029 •(i)	9,000,000	9,390
7.200% due 05/15/2029 •(i)	9,400,000	9,958
7.625% due 11/15/2028 •(i)	11,200,000	12,011

CoBank ACB
4.250% due 01/01/2027 •(i)	12,600,000	12,064
6.450% due 10/01/2027 •(i)	15,000,000	15,038

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(i)	8,500,000	8,135

Farm Credit Bank
7.750% due 06/15/2029 •(i)	4,000,000	4,133

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(i)	21,900,000	20,800
6.125% due 11/10/2034 •(i)	32,000,000	32,208
7.500% due 02/10/2029 •(i)	3,500,000	3,762
7.500% due 05/10/2029 •(i)	10,000,000	10,630

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(i)	26,000,000	25,237
4.000% due 04/01/2025 •(i)	12,700,000	12,570
4.600% due 02/01/2025 •(i)	37,600,000	37,431
4.625% due 06/01/2026 (i)	829,000	18,984
6.100% due 10/01/2024 •(i)	73,300,000	73,300
6.875% due 06/01/2029 •(i)	31,250,000	33,531

MetLife Capital Trust
7.875% due 12/15/2067	23,640,000	26,359

Morgan Stanley
6.500% due 10/15/2027 (i)	618,300	16,441

Nationwide Building Society
10.250% ~	3,993	707

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(i)	2,700,000	2,471
6.250% due 03/15/2030 •(i)	1,100,000	1,120

State Street Corp.
6.700% due 03/15/2029 •(i)	11,900,000	12,363

SVB Financial Group
4.100% due 02/15/2031 ^(d)(i)	12,900,000	30

U.S. Bancorp
5.300% due 04/15/2027 •(i)	13,555,000	13,528

Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	36,874,000	35,916
6.850% due 09/15/2029 •(i)	20,000,000	20,900
7.625% due 09/15/2028 •(i)	4,700,000	5,144

		746,023

UTILITIES 0.0%

Sempra Energy
4.875% due 10/15/2025 •(i)	7,450,000	7,394

Total Preferred Securities (Cost $766,280)		753,417

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
4.613% due 12/19/2024 (e)(f)	$14,723	$14,578

Total Short-Term Instruments (Cost $14,577)		14,578

Total Investments in Securities (Cost $38,935,671)		36,475,063

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%

PIMCO Short-Term Floating NAV Portfolio III	26,628,981	$259,286

Total Short-Term Instruments (Cost $259,278)		259,286

Total Investments in Affiliates (Cost $259,278)		259,286

MARKET VALUE (000S)
Total Investments 140.5% (Cost $39,194,949)	$36,734,349

Financial Derivative Instruments (m)(o) 0.0% (Cost or Premiums, net $368,456)	1,840

Other Assets and Liabilities, net (40.5)%	(10,587,454)

Net Assets 100.0%	$26,148,735

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.000%	04/02/2032	02/11/2020 - 08/23/2021	$ 54,756	$41,992	0.16%
National Football League	5.580	10/05/2033	03/14/2024	10,000	10,405	0.04
National Football League	5.680	10/05/2035	03/14/2024	5,000	5,235	0.02
National Football League	5.890	10/05/2043	03/14/2024	5,000	5,242	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,571	0.10

				$ 98,756	$89,445	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	5.080%	10/01/2024	10/02/2024		$(35,875)	$(35,875)
BOS	4.750	09/20/2024	10/18/2024		(1,002)	(1,004)
BPS	4.300	09/20/2024	TBD	(2)	(5,811)	(5,819)
BRC	1.500	09/20/2024	TBD	(2)	(2,778)	(2,779)
	3.500	09/20/2024	TBD	(2)	(749)	(750)
	3.750	09/20/2024	TBD	(2)	(1,204)	(1,206)
	4.000	09/20/2024	TBD	(2)	(5,043)	(5,049)
	4.250	09/20/2024	TBD	(2)	(5,391)	(5,398)
	4.500	09/24/2024	TBD	(2)	(4,135)	(4,139)
	4.700	09/20/2024	TBD	(2)	(9,001)	(9,014)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
	4.800%	09/20/2024	TBD	(2)	$(33,742)	$(33,791)
JPS	4.650	09/20/2024	11/12/2024		(1,949)	(1,952)
	4.750	09/20/2024	11/12/2024		(7,930)	(7,941)
	4.800	09/20/2024	11/12/2024		(66,624)	(66,722)
	5.420	07/17/2024	10/15/2024		(141,000)	(142,613)
	5.950	09/30/2024	10/01/2024		(178,475)	(178,505)
MSR	5.020	09/30/2024	10/01/2024		(1,511,824)	(1,512,034)
	5.230	10/01/2024	10/02/2024		(2,078,743)	(2,078,743)
NOM	4.650	09/30/2024	TBD	(2)	(403)	(404)
	4.800	09/20/2024	TBD	(2)	(3,712)	(3,717)
NXN	5.010	09/19/2024	10/03/2024		(995,427)	(997,089)
RDR	4.750	09/20/2024	TBD	(2)	(13,964)	(13,984)
STR	4.990	09/30/2024	10/01/2024		(1,799,723)	(1,799,972)
	5.020	10/01/2024	10/02/2024		(1,250,956)	(1,250,956)

Total Reverse Repurchase Agreements						$(8,159,456)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOO	$0	$(35,875)	$0	$(35,875)	$0	$(35,875)
BOS	0	(1,004)	0	(1,004)	1,070	66
BPS	0	(5,819)	0	(5,819)	5,680	(139)
BRC	0	(62,126)	0	(62,126)	65,227	3,101
JPS	0	(397,733)	0	(397,733)	397,426	(307)
MSR	0	(3,590,777)	0	(3,590,777)	1,540,495	(2,050,282)
NOM	0	(4,121)	0	(4,121)	4,333	212
NXN	0	(997,089)	0	(997,089)	983,553	(13,536)
RDR	0	(13,984)	0	(13,984)	14,375	391
STR	0	(3,050,928)	0	(3,050,928)	1,820,080	(1,230,848)

Total Borrowings and Other Financing Transactions	$0	$(8,159,456)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,004)	$(76,615)	$(80,652)	$(158,271)
U.S. Treasury Obligations	(3,490,511)	(1,139,702)	0	0	(4,630,213)
Sovereign Issues	0	0	0	(5,398)	(5,398)

Total Borrowings	$(3,490,511)	$(1,140,706)	$(76,615)	$(86,050)	$(4,793,882)

Payable for reverse repurchase agreements (4)					$(4,793,882)

(l)	Securities with an aggregate market value of $4,828,907 and cash of $9,581 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(3,613,653) at a weighted average interest rate of 5.364%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(3,365,574) is outstanding at period end.

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR 118.750	10/25/2024	140	$140	$(33)	$(13)
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	140	140	(34)	(63)
Put - EUREX Euro-Bund November 2024 Futures	133.000	10/25/2024	128	128	(68)	(29)
Call - EUREX Euro-Bund November 2024 Futures	136.000	10/25/2024	128	128	(79)	(64)

					$(214)	$(169)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	270	$270	$(143)	$(15)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	270	270	(134)	(19)

					$(277)	$(34)

Total Written Options					$(491)	$(203)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	2,884	$385,399	$4,263	$706	$0
U.S. Treasury 10-Year Note December Futures	12/2024	3,352	383,071	58	0	(1,519)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	10,429	1,388,035	(3,076)	0	(8,148)

				$1,245	$706	$(9,667)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2024	114	$(17,121)	$(235)	$0	$(54)
Japan Government 10-Year Bond December Futures	12/2024	144	(144,927)	(300)	571	(321)
U.S. Treasury 30-Year Bond December Futures	12/2024	407	(50,544)	246	280	0

				$(289)	$851	$(375)

Total Futures Contracts				$956	$1,557	$(10,042)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.786%	$7,500	$305	$(420)	$(115)	$7	$0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.633	12,500	269	(596)	(327)	16	0

						$574	$(1,016)	$(442)	$23	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.253%	$ 11,600	$2,127	$(1,448)	$679	$1	$0
AES Corp.	5.000	Quarterly	06/20/2027	0.551	15,000	2,072	(317)	1,755	0	(4)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	87,600	(468)	2,100	1,632	0	(21)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.431	EUR 1,600	(4)	45	41	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.044	9,000	(19)	2,302	2,283	7	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2024	0.060%	$ 59,200	$518	$(376)	$142	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.101	5,200	62	18	80	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110	5,100	68	31	99	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	1,600	227	4	231	0	(3)
Glencore Finance	5.000	Quarterly	06/20/2031	1.418	EUR 5,000	1,153	59	1,212	9	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.188	$ 4,900	890	(599)	291	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.294	15,900	469	(276)	193	0	(4)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.167	17,700	390	(352)	38	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.164	EUR 31,750	(1,210)	1,433	223	2	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.291	$ 10,800	1,877	(1,008)	869	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2028	0.340	EUR 7,700	82	124	206	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326	$ 10,000	240	(93)	147	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440	45,200	(132)	1,030	898	0	(14)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474	9,700	(24)	227	203	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR 13,350	87	31	118	0	(36)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.263	$ 10,900	78	98	176	0	(1)

						$8,483	$3,033	$11,516	$20	$(92)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.IG-42 5-Year Index	(0.000)%	Quarterly	06/20/2029	$2,220,900	$(50,302)	$(698)	$(51,000)	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$ 5,270	$(15)	$26	$11	$1	$0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	36,892	(1,371)	1,284	(87)	5	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	276	(8)	9	1	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	32,292	(1,171)	1,216	45	7	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	400	(30)	26	(4)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	6,700	(303)	203	(100)	3	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	2,100	(80)	34	(46)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	1,800	(54)	3	(51)	1	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	81,680	1,150	701	1,851	0	(13)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	38,800	567	332	899	0	(2)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	5,398,220	114,413	9,550	123,963	6	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	7,701,300	174,055	478	174,533	19	(441)
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly	12/20/2029	EUR 297,800	6,695	59	6,754	0	(140)

					$293,848	$13,921	$307,769	$43	$(596)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	585,700	$12,286	$395	$12,681	$0	$(311)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		4,700	(20)	32	12	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	290,200	(55)	75	20	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	2,040,500	13,114	(6,617)	6,497	2,701	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		275,000	1,177	22,678	23,855	548	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		776,800	60,943	(4,116)	56,827	1,585	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		584,500	37,865	(7,657)	30,208	1,185	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		593,560	(10,846)	(4,527)	(15,373)	1,472	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		115,850	0	(2,830)	(2,830)	349	0
Receive	1-Day USD-SOFR Compounded-OIS	3.704	Annual	04/30/2031		344,000	0	(8,605)	(8,605)	1,035	0
Receive	1-Day USD-SOFR Compounded-OIS	3.769	Annual	04/30/2031		218,500	0	(6,314)	(6,314)	625	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		542,200	20,093	(37,085)	(16,992)	1,617	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		32,300	(98)	(1,610)	(1,708)	97	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		21,200	(69)	(1,172)	(1,241)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		22,900	(88)	(879)	(967)	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		21,400	(84)	(720)	(804)	63	0

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.645%	Annual	08/07/2034	$	21,500	$(73)	$(470)	$(543)	$63	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		22,380	(90)	(600)	(690)	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		21,100	(77)	(514)	(591)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		21,200	(70)	(325)	(395)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		29,700	(104)	(502)	(606)	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		22,800	(81)	(402)	(483)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		21,600	(77)	(264)	(341)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		23,900	(86)	(331)	(417)	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		21,700	(74)	(319)	(393)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		21,700	(78)	(418)	(496)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		34,500	(128)	(500)	(628)	100	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		21,600	(78)	(334)	(412)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		21,800	(79)	(400)	(479)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		23,600	(96)	(424)	(520)	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		8,800	(35)	(163)	(198)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		22,000	(89)	(417)	(506)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		21,800	(80)	(480)	(560)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		18,100	(68)	(141)	(209)	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		39,500	(150)	(454)	(604)	114	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		39,100	(147)	(488)	(635)	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		12,100	(48)	(28)	(76)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		23,200	(92)	(58)	(150)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		11,450	(55)	152	97	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		11,100	(51)	135	84	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		22,500	(99)	197	98	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		24,500	(106)	208	102	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		22,000	(78)	259	181	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		21,900	(78)	227	149	62	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		301,000	(14,925)	3,224	(11,701)	820	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.400	Annual	11/15/2053		152,000	(2,186)	(820)	(3,006)	598	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	12/02/2053		134,200	(2,455)	2,244	(211)	517	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	12/05/2053		67,100	(924)	2,043	1,119	253	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		446,800	6,823	(24,700)	(17,877)	1,673	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	19,000	(31)	423	392	50	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		23,300	(34)	546	512	66	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		138,375	1,177	1,230	2,407	809	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		215,090	354	(378)	(24)	0	(2,227)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	202,200	(1,523)	6,722	5,199	0	(393)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		237,000	(1,262)	7,306	6,044	0	(459)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		126,400	567	2,640	3,207	0	(240)
Pay	6-Month EUR-EURIBOR	0.050	Annual	09/20/2028	EUR	144,200	0	(13,901)	(13,901)	245	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		37,560	3,672	16,246	19,918	0	(262)
Receive	6-Month EUR-EURIBOR	0.495	Annual	09/20/2053		50,000	0	20,976	20,976	0	(381)

							$121,104	$(42,005)	$79,099	$18,264	$(4,275)

Total Swap Agreements							$373,707	$(26,765)	$346,942	$18,350	$(4,980)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,557	$18,350	$19,907	$(203)	$(10,042)	$(5,036)	$(15,281)

(n)

Securities with an aggregate market value of $793,984 and cash of $21,606 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $17 and liability of $(29) is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(56) for closed swap agreements is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024		$1,181	GBP	902	$25	$0

BPS	10/2024		4,781	EUR	4,286	1	(11)
	10/2024		89,750	GBP	68,173	1,394	0
	12/2024	MXN	400,744		$19,887	0	(249)

BRC	10/2024	AUD	2,049		1,410	0	(7)
	10/2024	GBP	198,562		261,952	0	(3,516)
	10/2024		$3,314	AUD	4,902	75	0
	11/2024		1,411		2,049	7	0

CBK	10/2024	GBP	4,760		$6,333	0	(30)
	10/2024		$4,478	AUD	6,640	112	0
	12/2024	PEN	1,814		$477	0	(12)

DUB	02/2025	MXN	1,089,275		53,840	0	(360)

FAR	10/2024		$99,410	EUR	88,900	0	(451)
	11/2024	EUR	88,900		$99,547	451	0
	12/2024	PEN	20,251		5,334	0	(124)

GLM	10/2024	AUD	5,977		4,030	0	(103)
	02/2025	MXN	493,768		24,252	0	(325)

JPM	10/2024		$1,109	EUR	1,001	5	0

MBC	10/2024	AUD	5,572		$3,815	0	(37)
	10/2024	JPY	235,200		1,609	0	(27)
	10/2024		$1,349	AUD	2,026	52	0
	10/2024		1,374	EUR	1,243	10	0
	10/2024		179,456	GBP	134,247	97	(72)
	11/2024	GBP	131,082		$175,315	68	0

MYI	10/2024	EUR	95,430		106,356	128	0

TOR	10/2024	AUD	40,042		27,156	0	(527)
	10/2024		$27,489	AUD	40,072	214	0
	11/2024	AUD	40,072		$27,503	0	(215)

UAG	12/2024	MXN	1,701		87	1	0

Total Forward Foreign Currency Contracts						$2,640	$(6,066)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	292,600	$276	$537

FAR	Put - OTC 30-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.070	06/04/2025	59,400	2,056	765

Total Purchased Options							$2,332	$1,302

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	20,700	$(69)	$(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	20,700	(69)	(73)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	12,800	(33)	(53)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	12,800	(33)	(18)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	24,600	(46)	(192)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	24,600	(40)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	32,500	(244)	(236)

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	24,200	(79)	(78)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	24,200	(79)	(73)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	23,600	(79)	(66)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	23,600	(79)	(73)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	23,600	(79)	(89)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	23,600	(78)	(81)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	19,300	(70)	(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	19,300	(70)	(31)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	20,100	(72)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	20,100	(72)	(72)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	19,900	(59)	(29)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	19,900	(59)	(55)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	20,000	(63)	(60)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	20,000	(63)	(59)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	37,800	(122)	(109)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	37,800	(122)	(130)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	14,000	(38)	(30)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	14,000	(38)	(18)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	12,500	(43)	(9)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	12,500	(43)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	20,900	(82)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	20,900	(82)	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	21,300	(72)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	10,500	(35)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	10,500	(35)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	21,300	(72)	(81)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	10,500	(35)	(37)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	10,500	(35)	(36)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	21,500	(60)	(28)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	21,500	(60)	(67)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	13,800	(22)	(15)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	13,800	(22)	(6)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	21,000	(67)	(72)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	21,000	(67)	(60)

							$(2,687)	$(2,091)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.109	10/08/2024	19,200	$(102)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.109	10/08/2024	19,200	(92)	(377)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	91.125	10/08/2024	13,800	(78)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.125	10/08/2024	13,800	(66)	(269)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	15,700	(54)	(31)

					$(392)	$(677)

Total Written Options					$(3,079)	$(2,768)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	0.884%	$	1,400	$(37)	$41	$4	$0
	Italy Government International Bond	1.000	Quarterly	12/20/2026	0.259		43,300	80	622	702	0

BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		1,100	(30)	33	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		700	(62)	57	0	(5)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.227		8,800	98	(80)	18	0

BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.285		3,000	46	(40)	6	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.282		18,900	(79)	115	36	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.772		9,300	(242)	280	38	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.236		8,400	183	(103)	80	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.226		700	(7)	8	1	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.227		1,400	13	(10)	3	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.262		1,100	4	(2)	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		1,100	(29)	32	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		300	(11)	10	0	(1)
	Italy Government International Bond	1.000	Quarterly	12/20/2026	0.259		13,100	9	203	212	0

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.772		9,400	(245)	284	39	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		12,300	(498)	474	0	(24)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		5,700	(508)	471	0	(37)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.915		8,800	1,230	(290)	940	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		16,900	(141)	178	37	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		5,200	(55)	63	8	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	0.174		12,400	(498)	524	26	0

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		200	(8)	8	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485		9,300	(73)	156	83	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.106		9,400	130	(109)	21	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.203		73,600	(936)	642	0	(294)

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.222		8,300	0	49	49	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		3,400	(192)	185	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		4,000	(357)	331	0	(26)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.119		18,300	357	(316)	41	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.156		14,000	(123)	153	30	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.372		1,500	(21)	33	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548		23,100	65	166	231	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662		16,700	(57)	209	152	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869		7,200	(139)	174	35	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966		31,300	(330)	381	51	0

								$(2,463)	$4,932	$2,863	$(394)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$51	$0	$(2)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,998	(447)	445	0	(2)

MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	220	0	(8)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,271	(581)	579	0	(2)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	135	0	(5)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	(17)	0	(26)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	89	0	(3)

						$(1,550)	$1,502	$0	$(48)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
JPM	Pay	iBoxx USD Liquid Investment Grade Index	2,707,216	4.28	Maturity	09/24/2025	$	305,401	$0	$(315)	$0	$(315)

Total Swap Agreements									$(4,013)	$6,119	$2,863	$(757)

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$25	$0	$706	$731	$0	$(84)	$0	$(84)	$647	$(710)	$(63)
BPS	1,395	0	21	1,416	(260)	(71)	(5)	(336)	1,080	(1,300)	(220)
BRC	82	0	164	246	(3,523)	(192)	0	(3,715)	(3,469)	3,648	179
CBK	112	537	217	866	(42)	(236)	(1)	(279)	587	(570)	17
DUB	0	0	0	0	(360)	0	0	(360)	(360)	549	189
FAR	451	765	0	1,216	(575)	(460)	0	(1,035)	181	(540)	(359)
GLM	0	0	0	0	(428)	(558)	0	(986)	(986)	729	(257)
GST	0	0	1,050	1,050	0	0	(65)	(65)	985	(1,010)	(25)
JPM	5	0	104	109	0	(619)	(609)	(1,228)	(1,119)	2,125	1,006
MBC	227	0	0	227	(136)	0	0	(136)	91	0	91
MYC	0	0	601	601	0	(95)	(43)	(138)	463	(400)	63
MYI	128	0	0	128	0	0	0	0	128	277	405
RYL	0	0	0	0	0	(21)	0	(21)	(21)	0	(21)
SAL	0	0	0	0	0	(300)	(31)	(331)	(331)	568	237
TOR	214	0	0	214	(742)	0	0	(742)	(528)	270	(258)
UAG	1	0	0	1	0	(132)	(3)	(135)	(134)	0	(134)

Total Over the Counter	$2,640	$1,302	$2,863	$6,805	$(6,066)	$(2,768)	$(757)	$(9,591)

(p)

Securities with an aggregate market value of $8,166 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,557	$1,557
Swap Agreements	0	86	0	0	18,264	18,350

	$0	$86	$0	$0	$19,821	$19,907

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	95

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,640	$0	$2,640
Purchased Options	0	0	0	0	1,302	1,302
Swap Agreements	0	2,863	0	0	0	2,863

	$0	$2,863	$0	$2,640	$1,302	$6,805

	$0	$2,949	$0	$2,640	$21,123	$26,712

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$203	$203
Futures	0	0	0	0	10,042	10,042
Swap Agreements	0	701	0	0	4,335	5,036

	$0	$701	$0	$0	$14,580	$15,281

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,066	$0	$6,066
Written Options	0	0	0	0	2,768	2,768
Swap Agreements	0	442	315	0	0	757

	$0	$442	$315	$6,066	$2,768	$9,591

	$0	$1,143	$315	$6,066	$17,348	$24,872

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3,579	$3,579
Futures	0	0	0	0	60,506	60,506
Swap Agreements	0	79,186	0	0	53,266	132,452

	$0	$79,186	$0	$0	$117,351	$196,537

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,467	$0	$3,467
Purchased Options	0	0	0	0	(6,557)	(6,557)
Written Options	0	0	0	0	33,610	33,610
Swap Agreements	0	2,450	(9,479)	0	0	(7,029)

	$0	$2,450	$(9,479)	$3,467	$27,053	$23,491

	$0	$81,636	$(9,479)	$3,467	$144,404	$220,028

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(235)	$(235)
Futures	0	0	0	0	(3,598)	(3,598)
Swap Agreements	0	(19,290)	0	0	(166,254)	(185,544)

	$0	$(19,290)	$0	$0	$(170,087)	$(189,377)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,639)	$0	$(3,639)
Purchased Options	0	0	0	0	9,144	9,144
Written Options	0	0	0	0	(12,132)	(12,132)
Swap Agreements	0	(1,131)	(1,172)	0	0	(2,303)

	$0	$(1,131)	$(1,172)	$(3,639)	$(2,988)	$(8,930)

	$0	$(20,421)	$(1,172)	$(3,639)	$(173,075)	$(198,307)

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$101,689	$51,575	$153,264
Corporate Bonds & Notes
Banking & Finance	0	7,476,171	26,571	7,502,742
Industrials	0	9,475,377	20,882	9,496,259
Utilities	8,290	4,888,081	0	4,896,371
Municipal Bonds & Notes
California	0	236,274	0	236,274
Georgia	0	49,864	0	49,864
Illinois	0	31,879	0	31,879
Indiana	0	2,024	0	2,024
Massachusetts	0	2,836	0	2,836
Michigan	0	36,797	0	36,797
Nevada	0	3,695	0	3,695
New Jersey	0	1,094	0	1,094
New Mexico	0	5,662	0	5,662
New York	0	112,653	0	112,653
Ohio	0	66,752	0	66,752
Pennsylvania	0	12,899	0	12,899
Texas	0	108,904	0	108,904
Virginia	0	1,397	0	1,397
Wisconsin	0	4,896	0	4,896
U.S. Government Agencies	0	6,034,107	0	6,034,107
U.S. Treasury Obligations	0	5,731,392	0	5,731,392
Non-Agency Mortgage-Backed Securities	0	108,340	0	108,340
Asset-Backed Securities	0	327,414	0	327,414
Sovereign Issues	0	749,228	0	749,228
Common Stocks
Industrials	0	0	4,425	4,425
Convertible Preferred Securities
Banking & Finance	25,900	0	0	25,900
Preferred Securities
Banking & Finance	35,425	710,598	0	746,023
Utilities	0	7,394	0	7,394

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short-Term Instruments
U.S. Treasury Bills	$0	$14,578	$0	$14,578

	$69,615	$36,301,995	$103,453	$36,475,063

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$259,286	$0	$0	$259,286

Total Investments	$328,901	$36,301,995	$103,453	$36,734,349

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,277	18,630	0	19,907
Over the counter	0	6,805	0	6,805

	$1,277	$25,435	$0	$26,712

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(544)	(14,681)	0	(15,225)
Over the counter	0	(9,591)	0	(9,591)

	$(544)	$(24,272)	$0	$(24,816)

Total Financial Derivative Instruments	$733	$1,163	$0	$1,896

Totals	$329,634	$36,303,158	$103,453	$36,736,245

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	97

Schedule of Investments	PIMCO Low Duration Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.9%

CORPORATE BONDS & NOTES 23.3%

BANKING & FINANCE 16.2%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	$4,800	$4,611
3.875% due 01/23/2028	500	492

American Express Co.
2.550% due 03/04/2027	6,250	6,034
6.338% due 10/30/2026 •	900	918

American Tower Corp.
5.800% due 11/15/2028	2,600	2,733

Athene Global Funding
4.860% due 08/27/2026	3,100	3,121

Aviation Capital Group LLC
4.125% due 08/01/2025	800	795

Banco Santander SA
5.552% due 03/14/2028 •	2,000	2,044

Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,865
1.734% due 07/22/2027 •	3,000	2,865
2.592% due 04/29/2031 •	7,000	6,351
3.093% due 10/01/2025 •	4,900	4,900
4.271% due 07/23/2029 •	2,000	1,995
4.827% due 07/22/2026 •	8,000	8,006

Bank of Nova Scotia
4.404% due 09/08/2028 •	2,800	2,810

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028	2,200	2,258
5.896% due 07/13/2026	2,500	2,571

Barclays PLC
4.375% due 01/12/2026	7,000	6,989
4.972% due 05/16/2029 •	1,800	1,820
6.490% due 09/13/2029 •	4,300	4,590

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	2,500	2,270

BNP Paribas SA
1.904% due 09/30/2028 •	10,500	9,758

BPCE SA
5.281% due 05/30/2029	1,700	1,757
5.975% due 01/18/2027 •	1,500	1,523

Brighthouse Financial Global Funding
5.550% due 04/09/2027	5,000	5,106

Brookfield Finance, Inc.
4.250% due 06/02/2026	1,070	1,070

Capital One Financial Corp.
7.149% due 10/29/2027 •	950	1,002

Caterpillar Financial Services Corp.
4.450% due 10/16/2026	6,000	6,072

Chubb INA Holdings, Inc.
4.650% due 08/15/2029	3,800	3,890

Citigroup, Inc.
2.572% due 06/03/2031 •	2,500	2,251
2.976% due 11/05/2030 •	450	419
3.668% due 07/24/2028 •	700	688
6.408% (SOFRRATE + 1.528%) due 03/17/2026 ~	8,500	8,540

CNO Global Funding
5.875% due 06/04/2027	1,000	1,030

Cooperatieve Rabobank UA
4.655% due 08/22/2028 •	900	908

Corebridge Financial, Inc.
3.850% due 04/05/2029	3,900	3,801

Corebridge Global Funding
5.750% due 07/02/2026	1,000	1,026
5.900% due 09/19/2028	2,000	2,105

Corporate Office Properties LP
2.900% due 12/01/2033	750	629

Deutsche Bank AG
3.035% due 05/28/2032 •	3,400	3,030
3.961% due 11/26/2025 •	3,000	2,993
7.146% due 07/13/2027 •	5,000	5,206

DOC DR LLC
4.300% due 03/15/2027	700	699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equinix, Inc.
3.200% due 11/18/2029	$600	$567

Essex Portfolio LP
3.500% due 04/01/2025	850	844

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	607
5.625% due 08/16/2032	1,500	1,555

GA Global Funding Trust
1.950% due 09/15/2028	3,600	3,277

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	95
2.640% due 02/24/2028 •	6,125	5,888
3.691% due 06/05/2028 •	6,500	6,398
5.727% due 04/25/2030 •	4,600	4,835
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,112

Guardian Life Global Funding
1.100% due 06/23/2025	1,400	1,367
5.737% due 10/02/2028	4,000	4,237

Healthpeak OP LLC
3.250% due 07/15/2026	1,000	983

HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,534
4.292% due 09/12/2026 •	1,300	1,294
4.755% due 06/09/2028 •	3,350	3,375
5.887% due 08/14/2027 •	9,000	9,247

ING Groep NV
5.335% due 03/19/2030 •	3,300	3,417

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034	400	335

Jackson National Life Global Funding
4.600% due 10/01/2029 (a)	1,700	1,696

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,600
3.540% due 05/01/2028 •	4,300	4,223
4.851% due 07/25/2028 •	10,000	10,176
5.571% due 04/22/2028 •	4,500	4,640
6.087% due 10/23/2029 •	5,000	5,331

Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,483
3.574% due 11/07/2028 •	4,100	3,995
4.450% due 05/08/2025	1,400	1,396
5.985% due 08/07/2027 •	3,700	3,799

MassMutual Global Funding
3.400% due 03/08/2026	400	396
4.850% due 01/17/2029	6,300	6,484

Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	995
5.422% due 02/22/2029 •	5,000	5,172

Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,445
3.125% due 07/27/2026	1,000	983
5.164% due 04/20/2029 •	5,400	5,552
5.652% due 04/13/2028 •	8,000	8,260

Mutual of Omaha Cos. Global Funding
5.450% due 12/12/2028	3,000	3,112

NatWest Group PLC
1.642% due 06/14/2027 •	5,500	5,244

New York Life Global Funding
0.950% due 06/24/2025	1,200	1,169

Nomura Holdings, Inc.
2.648% due 01/16/2025	3,000	2,978
2.999% due 01/22/2032	1,000	881

Northwestern Mutual Global Funding
4.900% due 06/12/2028	2,000	2,053

Pacific Life Global Funding
1.375% due 04/14/2026	1,200	1,150
4.500% due 08/28/2029	2,500	2,531

PNC Financial Services Group, Inc.
5.300% due 01/21/2028 •	3,250	3,326

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029	3,400	3,503

Protective Life Global Funding
4.992% due 01/12/2027	1,800	1,832

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Realty Income Corp.
3.400% due 01/15/2030	$700	$666

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	300	298

RGA Global Funding
5.448% due 05/24/2029	2,000	2,083
6.000% due 11/21/2028	5,000	5,306

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	474
3.244% due 10/05/2026	1,000	973
4.400% due 07/13/2027	300	299

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	951
3.823% due 11/03/2028 •	300	293

Standard Chartered PLC
3.265% due 02/18/2036 •	800	717
6.187% due 07/06/2027 •	1,800	1,849
6.609% (SOFRRATE + 1.740%) due 03/30/2026 ~	3,000	3,021

Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026	4,500	4,565
5.716% due 09/14/2028	3,000	3,151

SURA Asset Management SA
4.375% due 04/11/2027	1,000	994

SVB Financial Group
3.500% due 01/29/2025 ^(b)	1,600	935

UBS Group AG
2.193% due 06/05/2026 •	1,000	982
3.091% due 05/14/2032 •	3,900	3,519
4.550% due 04/17/2026	700	702
4.703% due 08/05/2027 •	4,100	4,112
6.442% due 08/11/2028 •	5,650	5,945

Welltower OP LLC
4.000% due 06/01/2025	4,500	4,474

WP Carey, Inc.
4.250% due 10/01/2026	500	498

		341,720

INDUSTRIALS 3.4%

Adventist Health System
2.952% due 03/01/2029	2,500	2,324

Aker BP ASA
2.000% due 07/15/2026	700	671

American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,045	993

Bayer U.S. Finance LLC
6.125% due 11/21/2026	6,200	6,396

Comcast Corp.
5.100% due 06/01/2029	2,800	2,917

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	526	525

CVS Health Corp.
5.400% due 06/01/2029	6,300	6,537

Dell International LLC
6.020% due 06/15/2026	1,154	1,182

Enbridge, Inc.
5.900% due 11/15/2026	2,600	2,686

Eni SpA
5.500% due 05/15/2034	5,400	5,596

FactSet Research Systems, Inc.
3.450% due 03/01/2032	500	457

Fiserv, Inc.
4.750% due 03/15/2030	6,250	6,374

Global Payments, Inc.
2.900% due 11/15/2031	500	440

HCA, Inc.
3.125% due 03/15/2027	2,000	1,944

Hyundai Capital America
5.875% due 04/07/2025	500	502

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,616	2,347

Marriott International, Inc.
2.750% due 10/15/2033	900	769

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Meta Platforms, Inc.
4.300% due 08/15/2029	$3,300	$3,352

ONE Gas, Inc.
5.100% due 04/01/2029	1,800	1,866

Reliance Inc
2.150% due 08/15/2030	500	440

Roche Holdings, Inc.
5.265% due 11/13/2026	7,000	7,184

RTX Corp.
5.750% due 11/08/2026	3,000	3,094

Sutter Health
2.294% due 08/15/2030	2,800	2,509

T-Mobile USA, Inc.
4.200% due 10/01/2029	2,600	2,589

United Airlines Pass-Through Trust
2.700% due 11/01/2033	323	289
2.900% due 11/01/2029	1,203	1,104
4.550% due 02/25/2033	1,159	1,079
5.875% due 04/15/2029	1,308	1,336

Woodside Finance Ltd.
3.700% due 03/15/2028	700	678
5.100% due 09/12/2034	2,000	1,988

WRKCo, Inc.
3.900% due 06/01/2028	800	786

		70,954

UTILITIES 3.7%

AES Corp.
5.450% due 06/01/2028	2,000	2,060

Berkshire Hathaway Energy Co.
3.700% due 07/15/2030	165	161

Consumers Energy Co.
4.700% due 01/15/2030	1,500	1,538
4.900% due 02/15/2029	3,500	3,612

Empire District Bondco LLC
4.943% due 01/01/2035	6,400	6,530

Florida Power & Light Co.
5.150% due 06/15/2029	5,350	5,583

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	700	702

National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	3,500	3,591
5.600% due 11/13/2026	4,500	4,636

NBN Co. Ltd.
1.450% due 05/05/2026	1,000	957

NSTAR Electric Co.
5.600% due 10/01/2028	3,500	3,640

Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,922
4.950% due 06/08/2025	1,700	1,699
5.450% due 06/15/2027	1,600	1,639

PG&E Recovery Funding LLC
4.838% due 06/01/2035	4,000	4,103

Southern California Edison Co.
4.875% due 02/01/2027	7,000	7,109
4.900% due 06/01/2026	1,600	1,616
5.300% due 03/01/2028	2,100	2,173

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	9,565	9,569

Verizon Communications, Inc.
4.016% due 12/03/2029	820	808

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,149
5.088% due 05/01/2029	8,000	8,111

		77,908

Total Corporate Bonds & Notes (Cost $488,455)		490,582

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.2%

CALIFORNIA 0.1%

University of California Revenue Bonds, Series 2020
1.316% due 05/15/2027	$2,600	$2,435

FLORIDA 0.3%

Miami-Dade County, Florida Revenue Bonds, Series 2021
1.154% due 10/01/2025	2,000	1,937
1.471% due 10/01/2026	700	665

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024
5.526% due 07/01/2034	3,400	3,589

		6,191

MASSACHUSETTS 0.0%

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	35	35

NEW YORK 0.4%

New York State Urban Development Corp. Revenue Bonds, Series 2019
3.540% due 03/15/2028	7,000	6,966

New York State Urban Development Corp. Revenue Bonds, Series 2020
1.346% due 03/15/2026	2,300	2,213

		9,179

OREGON 0.1%

Oregon Department of Transportation State Revenue Bonds, Series 2020
1.084% due 11/15/2027	2,000	1,843

TEXAS 0.2%

Housing Authority of the City of Waycross, Georgia Revenue Bonds, Series 2024
5.000% due 02/15/2029	1,800	1,882

Williamson County, Texas General Obligation Bonds, Series 2021
0.640% due 02/15/2026	2,500	2,390

		4,272

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026	800	767
2.951% due 06/01/2031	300	270

		1,037

WISCONSIN 0.0%

Wisconsin State Revenue Bonds, Series 2021
1.486% due 05/01/2029	600	540

Total Municipal Bonds & Notes (Cost $25,314)		25,532

U.S. GOVERNMENT AGENCIES 14.4%

Fannie Mae
0.750% due 11/25/2050	2,307	1,686
3.020% due 03/01/2028	2,594	2,517
3.290% due 04/01/2027	6,006	5,904
5.635% due 06/25/2037 •	35	35
5.845% due 07/25/2049 •	1,320	1,304
5.905% due 03/25/2041 •	744	741
5.906% due 12/25/2046 •	425	420
5.916% due 10/25/2046 •	553	542
5.966% due 01/25/2047 •	426	423

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.961% due 10/01/2037 •	$43	$45
7.331% due 07/01/2034 •	28	28

Federal Home Loan Bank
1.050% due 08/13/2026	4,800	4,565

Freddie Mac
0.650% due 10/27/2025	9,200	8,876
0.800% due 10/28/2026	9,200	8,664
1.000% due 12/15/2040 - 05/25/2047	2,084	1,921
2.500% due 09/25/2048	1,472	1,362
3.000% due 08/15/2046	485	471
4.000% due 09/01/2048 - 10/01/2048	2,554	2,488
4.170% due 04/01/2028	5,826	5,788
4.380% due 05/01/2028	23	23
4.500% due 02/01/2049	1,749	1,745
4.650% due 08/25/2028 ~	2,500	2,554
4.840% due 04/01/2028	2,451	2,483
4.850% due 09/25/2028	4,300	4,426
5.430% due 06/25/2031 ~	2,600	2,739
5.816% due 10/15/2037 •	495	488
5.966% due 07/15/2041 •	666	664
6.330% due 08/25/2054 •	2,032	2,045
6.972% due 06/01/2037 •	56	58

Ginnie Mae
1.500% due 10/20/2045	1,519	1,256
5.817% due 08/20/2065 •	278	277
5.907% due 06/20/2065 •	253	252
5.916% due 09/20/2065 •	374	373
5.927% due 02/20/2067 •	441	440
5.987% due 10/20/2065 •	1,082	1,081
6.007% due 07/20/2063 •	89	89
6.037% due 06/20/2065 •	545	544
6.047% due 06/20/2065 •	465	464
6.067% due 03/20/2065 •	910	908
6.117% due 12/20/2064 - 11/20/2065 •	1,066	1,065
6.237% due 02/20/2066 •	3	3
6.347% due 04/20/2066 •	1,535	1,538
6.367% due 04/20/2066 •	2,181	2,186
6.467% due 01/20/2067 •	850	853

Tennessee Valley Authority
4.375% due 08/01/2034	2,700	2,756

Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035	2,444	2,357
3.000% due 01/01/2035 - 11/01/2051	16,246	14,798
3.500% due 12/01/2033 - 06/01/2052	1,648	1,629
4.000% due 08/01/2042 - 11/01/2052	42,260	40,632
4.500% due 08/01/2048 - 02/01/2053	58,827	57,921
5.500% due 04/01/2034 - 03/01/2054	55,440	56,108

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2054	43,600	39,184
4.000% due 11/01/2054	10,900	10,478

Total U.S. Government Agencies (Cost $300,127)		302,197

U.S. TREASURY OBLIGATIONS 32.8%

U.S. Treasury Notes
3.625% due 05/15/2026	100,000	99,854
3.750% due 08/31/2031	13,400	13,473
4.125% due 06/15/2026 (e)	16,300	16,412
4.500% due 03/31/2026	184,500	186,460
5.000% due 08/31/2025	370,400	373,530

Total U.S. Treasury Obligations (Cost $682,852)		689,729

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.2%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	2,241	2,270

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	99

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	$7,000	$6,876

Atrium Hotel Portfolio Trust
6.344% due 06/15/2035 •	3,400	3,398

Banc of America Commercial Mortgage Trust
3.441% due 09/15/2048	2,190	2,163

BANK
2.808% due 10/17/2052	2,500	2,407
2.978% due 11/15/2062	12,500	11,563
3.279% due 11/15/2054	753	727
3.432% due 05/15/2062	2,394	2,356
3.623% due 04/15/2052	2,725	2,684
4.005% due 02/15/2052	7,100	6,919
4.217% due 08/15/2061 ~	7,000	6,909

Barclays Commercial Mortgage Securities Trust
3.488% due 02/15/2050	736	727

Benchmark Mortgage Trust
3.615% due 03/15/2062	3,716	3,666

BMO Mortgage Trust
5.462% due 02/15/2057	4,000	4,135

BX Trust
5.800% due 09/15/2034 •	8,609	8,591
5.846% due 04/15/2039 •	1,602	1,575
5.941% due 10/15/2036 •	877	872
6.111% due 10/15/2036 •	8,300	8,258
6.132% due 12/15/2038 •	3,821	3,792

Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	752	738
3.297% due 10/12/2050	2,674	2,629

Commercial Mortgage Trust
2.315% due 02/10/2037 ~	2,000	1,973
3.178% due 02/10/2035	4,900	4,613
3.244% due 10/10/2029	2,000	1,948
3.550% due 02/10/2049	269	267
4.181% due 05/10/2051	837	830

CSAIL Commercial Mortgage Trust
3.314% due 11/15/2049	1,273	1,260

EQUS Mortgage Trust
5.966% due 10/15/2038 •	6,900	6,848

Extended Stay America Trust
6.291% due 07/15/2038 •	4,856	4,854

Freddie Mac
6.280% due 08/25/2054 •	3,548	3,564

GCT Commercial Mortgage Trust
6.011% due 02/15/2038 •	5,000	4,504

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •	2,300	2,306

Hawaii Hotel Trust
6.544% due 05/15/2038 •	3,400	3,396

Hilton USA Trust
3.719% due 11/05/2038	2,000	1,958

InTown Mortgage Trust
7.586% due 08/15/2039 •	4,000	4,018

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,561
6.363% due 07/05/2033 •	1,072	1,012
6.511% due 03/15/2036 •	6,800	6,029

JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	659	648
3.409% due 10/15/2050	2,000	1,923

Morgan Stanley Capital Trust
2.606% due 08/15/2049	202	198
2.860% due 11/15/2049	1,059	1,040
6.380% due 12/15/2038 •	4,700	4,495

Morgan Stanley Mortgage Capital Holdings Trust
3.397% due 09/13/2039	3,400	3,132

New Orleans Hotel Trust
6.133% due 04/15/2032 •	2,700	2,659

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •	2,100	2,005

SMRT Commercial Mortgage Trust
6.097% due 01/15/2039 •	1,926	1,911

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SREIT Trust
5.911% due 10/15/2038 •	$2,400	$2,380

Starwood Mortgage Trust
6.069% due 11/15/2036 •	2,550	2,531

UBS Commercial Mortgage Trust
3.215% due 08/15/2050	1,571	1,542
3.460% due 04/15/2052	2,878	2,820
3.903% due 02/15/2051	1,053	1,045
4.119% due 06/15/2051	1,496	1,488

Waikiki Beach Hotel Trust
6.444% due 12/15/2033 •	5,270	5,225

Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	363	358
2.911% due 06/15/2049	277	273
3.390% due 11/15/2050	713	703
4.147% due 06/15/2051	442	440

Total Non-Agency Mortgage-Backed Securities (Cost $171,668)		172,012

ASSET-BACKED SECURITIES 15.2%

ACREC Ltd.
6.279% due 10/16/2036 •	1,034	1,027

American Express Credit Account Master Trust
4.950% due 10/15/2027	3,800	3,824

Arbor Realty Commercial Real Estate Notes Ltd.
6.561% due 11/15/2036 •	2,811	2,814

AREIT LLC
7.325% due 06/17/2039 •	7,000	7,036

AREIT Trust
6.277% due 11/17/2038 •	1,065	1,063
6.591% due 01/20/2037 •	2,628	2,613

Ares CLO Ltd.
6.594% due 04/22/2031 •	1,777	1,781

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •	5,400	5,401
6.624% due 04/22/2031 •	730	731
6.653% due 01/15/2031 •	529	530

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	4,098
5.360% due 06/20/2030	7,000	7,211
5.440% due 02/22/2028	4,000	4,079
5.780% due 04/20/2028	6,400	6,579
6.020% due 02/20/2030	6,550	6,907

BA Credit Card Trust
4.790% due 05/15/2028	5,600	5,660

Bank of America Auto Trust
5.660% due 11/15/2029	2,000	2,066

Barings CLO Ltd.
6.534% due 01/20/2031 •	1,138	1,139

BDS Ltd.
6.479% due 12/16/2036 •	3,091	3,086
6.765% due 03/19/2039 •	5,203	5,216
7.101% due 08/19/2038 •	2,400	2,412

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •	4,100	4,125

BPCRE Ltd.
7.414% due 01/16/2037 •	2,755	2,753

BSPRT Issuer Ltd.
7.393% due 07/15/2039 •	3,942	3,960

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,625
4.950% due 10/15/2027	5,200	5,234

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	3,500	3,587

Carlyle Global Market Strategies CLO Ltd.
6.575% due 07/27/2031 •	1,217	1,219

CarMax Auto Owner Trust
5.300% due 03/15/2027	4,764	4,778
6.000% due 07/17/2028	5,000	5,130

CBAM Ltd.
6.959% due 07/15/2037 •	6,000	6,033

Chesapeake Funding LLC
5.520% due 05/15/2036	2,268	2,296

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIFC Funding Ltd.
6.641% due 07/18/2031 •	$1,585	$1,588

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	3,900	3,943

Crestline Denali CLO Ltd.
6.685% due 10/23/2031 •	2,801	2,804

Dell Equipment Finance Trust
4.140% due 07/22/2027	1,073	1,071

DLLAD LLC
0.640% due 09/21/2026	992	974

DLLMT LLC
5.340% due 03/22/2027	6,500	6,564

DLLST LLC
3.690% due 09/20/2028	904	901

ECMC Group Student Loan Trust
6.145% due 02/27/2068 •	981	975
6.195% due 09/25/2068 •	1,646	1,634
6.395% due 07/25/2069 •	2,167	2,166
6.395% due 01/27/2070 •	998	997
6.445% due 05/25/2067 •	642	642

Ford Credit Auto Lease Trust
5.060% due 05/15/2027	6,000	6,048

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,700	3,832

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •	1,524	1,510

FS Rialto Issuer LLC
7.243% due 01/19/2039 •	4,680	4,697

GM Financial Consumer Automobile Receivables Trust
5.780% due 08/16/2028	4,700	4,814

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036	6,000	6,340

Hertz Vehicle Financing LLC
6.150% due 03/25/2030	3,400	3,570

HGI CRE CLO Ltd.
7.042% due 04/20/2037 •	2,948	2,956

Honda Auto Receivables Owner Trust
4.570% due 03/21/2029	3,700	3,738

Hyundai Auto Lease Securitization Trust
5.840% due 09/15/2027	8,700	8,871

LCCM Trust
6.411% due 12/13/2038 •	792	786

LCM Ltd.
6.624% due 04/20/2031 •	1,713	1,715

LoanCore Issuer Ltd.
6.511% due 11/15/2038 •	2,576	2,568
6.892% due 01/17/2037 •	2,137	2,139

Louisiana Local Government Environmental Facilities & Community Development Authority
4.275% due 02/01/2036	2,200	2,168

Madison Park Funding Ltd.
6.459% due 10/18/2030 •	2,796	2,799

Magnetite Ltd.
6.451% due 10/15/2031 •	1,464	1,465
6.835% due 10/25/2033 •	4,300	4,302

Marathon CLO Ltd.
6.501% due 04/15/2032 •	1,697	1,699

MF1 LLC
7.600% due 09/17/2037 •	3,200	3,211

MF1 Ltd.
6.315% due 02/19/2037 •	4,843	4,825

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •	850	846

Navient Private Education Loan Trust
6.661% due 07/16/2040 •	1,398	1,402

Navient Student Loan Trust
6.480% due 03/15/2072	930	963
6.545% due 07/26/2066 •	3,681	3,696

Nelnet Student Loan Trust
6.105% due 04/20/2062 •	4,800	4,761

Neuberger Berman CLO Ltd.
6.483% due 10/15/2029 •	1,381	1,382

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newark BSL CLO Ltd.
6.516% due 07/25/2030 •	$501	$502

Nissan Auto Lease Trust
4.910% due 04/15/2027	6,000	6,063

Oaktree CLO Ltd.
6.654% due 04/22/2030 •	2,916	2,919

OSD CLO Ltd.
6.417% due 04/17/2031 •	1,445	1,447

OZLM Ltd.
6.704% due 07/20/2032 •	1,800	1,802

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •	1,649	1,650
6.832% due 10/20/2033 •	6,600	6,600

Palmer Square Loan Funding Ltd.
6.363% due 10/15/2029 •	471	471

PFP Ltd.
7.371% due 08/19/2035 •	3,765	3,787

Ready Capital Mortgage Financing LLC
5.919% due 07/25/2036 •	300	299
7.407% due 10/25/2039 •	2,398	2,414

Saranac CLO Ltd.
6.333% due 08/13/2031 •	2,307	2,310

SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	3,000	3,043
5.470% due 12/20/2029	3,200	3,290

Shelter Growth CRE Issuer Ltd.
7.261% due 06/17/2037 •	5,667	5,680

SLM Private Education Loan Trust
9.961% due 10/15/2041 •	1,876	1,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
3.630% due 11/15/2035	$3,748	$3,692
5.941% due 01/15/2053 •	2,289	2,265
6.792% due 02/16/2055 •	735	738

Starwood Commercial Mortgage Trust
6.329% due 04/18/2038 •	5,525	5,467

Synchrony Card Funding LLC
5.740% due 10/15/2029	3,700	3,810

Toyota Lease Owner Trust
5.660% due 11/20/2026	2,000	2,027

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •	4,028	4,013

Venture CLO Ltd.
6.534% due 07/20/2030 •	2,508	2,510
6.677% due 07/30/2032 •	2,000	2,002

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •	4,200	4,208

Verizon Master Trust
4.170% due 08/20/2030	3,900	3,911
4.350% due 08/20/2032	2,500	2,514

VMC Finance LLC
6.229% due 06/16/2036 •	49	49

Wind River CLO Ltd.
6.643% due 07/15/2031 •	3,231	3,235

World Omni Auto Receivables Trust
5.150% due 11/15/2028	4,400	4,448

Total Asset-Backed Securities (Cost $316,329)		320,506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

Province of Quebec
2.500% due 04/20/2026	$2,200	$2,154

Total Sovereign Issues (Cost $2,176)		2,154

SHORT-TERM INSTRUMENTS 9.7%

REPURCHASE AGREEMENTS (c) 9.7%
		204,000

Total Short-Term Instruments (Cost $204,000)		204,000

Total Investments in Securities (Cost $2,190,921)		2,206,712

Total Investments 104.9% (Cost $2,190,921)		$2,206,712

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $(563))		(165)

Other Assets and Liabilities, net (4.9)%		(103,804)

Net Assets 100.0%		$2,102,743

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.980%	09/30/2024	10/01/2024	$108,400	U.S. Treasury Notes 0.375% - 0.750% due 12/31/2025 - 05/31/2026	$(110,530)	$108,400	$108,415
DEU	4.990	10/01/2024	10/02/2024	95,600	U.S. Treasury Inflation Protected Securities 1.250% due 04/15/2028	(97,629)	95,600	95,600

Total Repurchase Agreements						$(208,159)	$204,000	$204,015

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$108,415	$0	$0	$108,415	$(110,530)	$(2,115)
DEU	95,600	0	0	95,600	(97,629)	(2,029)

Total Borrowings and Other Financing Transactions	$204,015	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	101

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	2,468	$513,942	$1,083	$0	$(925)
U.S. Treasury 5-Year Note December Futures	12/2024	372	40,876	88	0	(137)

				$1,171	$0	$(1,062)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra December Futures	12/2024	199	$(23,541)	$14	$103	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	452	(60,158)	280	353	0

				$294	$456	$0

Total Futures Contracts				$1,465	$456	$(1,062)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2026	0.853%	$1,200	$(6)	$9	$3	$0	$(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440	1,900	(5)	43	38	0	(0)

						$(11)	$52	$41	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$6,100	$0	$(50)	$(50)	$14	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	6,500	0	(55)	(55)	15	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	13,200	(23)	(34)	(57)	34	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	03/02/2029	10,600	(23)	19	(4)	28	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	03/05/2029	53,500	(52)	237	185	139	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	2,400	0	(6)	(6)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	3,900	0	(34)	(34)	11	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	7,100	0	(35)	(35)	21	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	4,100	(24)	(8)	(32)	12	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	47,500	(439)	205	(234)	139	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	7,500	9	42	51	22	0

						$(552)	$281	$(271)	$442	$0

Total Swap Agreements						$(563)	$333	$(230)	$442	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$456	$442	$898	$0	$(1,062)	$(1)	$(1,063)

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(e)

Securities with an aggregate market value of $9,746 and cash of $8,131 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$456	$456
Swap Agreements	0	0	0	0	442	442

	$0	$0	$0	$0	$898	$898

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,062	$1,062
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$1,062	$1,063

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(915)	$(915)
Swap Agreements	0	10	0	0	(1,243)	(1,233)

	$0	$10	$0	$0	$(2,158)	$(2,148)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,438	$3,438
Swap Agreements	0	5	0	0	281	286

	$0	$5	$0	$0	$3,719	$3,724

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	103

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$341,720	$0	$341,720
Industrials	0	70,954	0	70,954
Utilities	0	77,908	0	77,908
Municipal Bonds & Notes
California	0	2,435	0	2,435
Florida	0	6,191	0	6,191
Massachusetts	0	35	0	35
New York	0	9,179	0	9,179
Oregon	0	1,843	0	1,843
Texas	0	4,272	0	4,272
West Virginia	0	1,037	0	1,037
Wisconsin	0	540	0	540
U.S. Government Agencies	0	302,197	0	302,197
U.S. Treasury Obligations	0	689,729	0	689,729
Non-Agency Mortgage-Backed Securities	0	172,012	0	172,012
Asset-Backed Securities	0	320,506	0	320,506
Sovereign Issues	0	2,154	0	2,154

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short-Term Instruments
Repurchase Agreements	$0	$204,000	$0	$204,000

Total Investments	$0	$2,206,712	$0	$2,206,712

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$898	$0	$898

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,063)	$0	$(1,063)

Total Financial Derivative Instruments	$0	$(165)	$0	$(165)

Totals	$0	$2,206,547	$0	$2,206,547

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Portfolio	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.5%

CORPORATE BONDS & NOTES 24.5%

BANKING & FINANCE 16.3%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	$7,700	$7,397
4.625% due 09/10/2029	3,650	3,653

American Express Co.
6.489% due 10/30/2031 •	2,100	2,322

American Tower Corp.
2.750% due 01/15/2027	1,000	967

Ameriprise Financial, Inc.
5.700% due 12/15/2028	1,300	1,376

Andrew W Mellon Foundation
0.947% due 08/01/2027	7,000	6,477

Athene Global Funding
4.860% due 08/27/2026	4,800	4,833

Aviation Capital Group LLC
4.125% due 08/01/2025	600	596

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	3,000	3,120

Bank of America Corp.
1.319% due 06/19/2026 •	1,000	976
1.658% due 03/11/2027 •	11,900	11,441
1.734% due 07/22/2027 •	6,200	5,921
1.922% due 10/24/2031 •	2,900	2,500
3.093% due 10/01/2025 •	3,000	3,000
3.419% due 12/20/2028 •	5,842	5,684
3.593% due 07/21/2028 •	2,500	2,454

Bank of Nova Scotia
4.404% due 09/08/2028 •	4,400	4,416
4.740% due 11/10/2032 •	2,000	2,007

Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,821
5.896% due 07/13/2026	3,450	3,548

Barclays PLC
2.667% due 03/10/2032 •	1,400	1,229
2.894% due 11/24/2032 •	8,000	7,019
7.437% due 11/02/2033 •	9,300	10,740

BNP Paribas SA
1.904% due 09/30/2028 •	15,000	13,940
2.871% due 04/19/2032 •	7,050	6,283
3.052% due 01/13/2031 •	4,400	4,062
3.500% due 11/16/2027	1,700	1,658

BPCE SA
2.375% due 01/14/2025	3,900	3,869
4.500% due 03/15/2025	2,000	1,990
5.936% due 05/30/2035 •	1,200	1,257

Brighthouse Financial Global Funding
5.650% due 06/10/2029	6,000	6,202

Brookfield Finance, Inc.
4.350% due 04/15/2030	550	545

CaixaBank SA
5.673% due 03/15/2030 •	5,000	5,194

Capital One Financial Corp.
7.149% due 10/29/2027 •	2,700	2,846
7.624% due 10/30/2031 •	3,100	3,524

Caterpillar Financial Services Corp.
4.400% due 10/15/2027	3,150	3,193

Chubb INA Holdings, Inc.
4.650% due 08/15/2029	5,500	5,631

Citigroup, Inc.
2.572% due 06/03/2031 •	6,600	5,941
2.976% due 11/05/2030 •	3,628	3,378
3.980% due 03/20/2030 •	2,000	1,959
6.105% (TSFR3M + 1.512%) due 07/01/2026 ~	3,000	3,019

CNO Global Funding
5.875% due 06/04/2027	2,000	2,061

Consumers 2023 Securitization Funding LLC
5.550% due 03/01/2028	4,002	4,046

Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	2,000	1,950

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corebridge Global Funding
5.750% due 07/02/2026	$6,000	$6,156
5.900% due 09/19/2028	2,000	2,105

Crown Castle, Inc.
3.800% due 02/15/2028	1,500	1,473

Deutsche Bank AG
7.146% due 07/13/2027 •	9,600	9,995

First American Financial Corp.
2.400% due 08/15/2031	2,100	1,765

GA Global Funding Trust
1.625% due 01/15/2026	1,600	1,541

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	4,000	3,827
1.542% due 09/10/2027 •	14,800	14,031
3.691% due 06/05/2028 •	7,175	7,062
4.223% due 05/01/2029 •	4,000	3,978
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~	2,500	2,556

Guardian Life Global Funding
5.737% due 10/02/2028	6,000	6,355

HSBC Holdings PLC
1.645% due 04/18/2026 •	5,000	4,908
2.848% due 06/04/2031 •	1,550	1,412
3.973% due 05/22/2030 •	8,400	8,187
4.292% due 09/12/2026 •	1,500	1,494

ING Groep NV
5.550% due 03/19/2035 •	4,500	4,719
5.879% due 04/01/2027 •	7,500	7,535

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	1,800	1,514

Jackson National Life Global Funding
4.600% due 10/01/2029 (a)	2,700	2,694

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	8,000	7,666
1.953% due 02/04/2032 •	13,900	11,949
2.739% due 10/15/2030 •	2,700	2,502
4.565% due 06/14/2030 •	3,125	3,154
5.581% due 04/22/2030 •	5,000	5,249
6.087% due 10/23/2029 •	3,700	3,945

KKR Group Finance Co. LLC
3.750% due 07/01/2029	1,600	1,555

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,600
4.450% due 05/08/2025	3,000	2,991
4.550% due 08/16/2028	2,000	2,012

LSEGA Financing PLC
2.000% due 04/06/2028	1,400	1,300

MassMutual Global Funding
4.850% due 01/17/2029	8,400	8,646
5.150% due 05/30/2029	2,900	3,023

Metropolitan Life Global Funding
1.875% due 01/11/2027	5,500	5,247

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	3,000	2,927
2.048% due 07/17/2030	6,000	5,282

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,730
2.172% due 05/22/2032 •	15,450	13,237

Morgan Stanley
2.239% due 07/21/2032 •	1,100	947
2.475% due 01/21/2028 •	20,000	19,212
5.656% due 04/18/2030 •	2,000	2,104

Mutual of Omaha Cos. Global Funding
5.800% due 07/27/2026	2,200	2,253

NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,535
4.800% due 04/05/2026	6,000	6,030

Nomura Holdings, Inc.
5.594% due 07/02/2027	2,500	2,576

Northwestern Mutual Global Funding
4.900% due 06/12/2028	4,000	4,106

Pacific Life Global Funding
4.500% due 08/28/2029	5,150	5,213

PNC Financial Services Group, Inc.
5.300% due 01/21/2028 •	1,750	1,791

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pricoa Global Funding
4.650% due 08/27/2031	$4,300	$4,359

Prologis Targeted U.S. Logistics Fund LP
5.500% due 04/01/2034	5,600	5,867

Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,885
4.992% due 01/12/2027	1,800	1,832
5.467% due 12/08/2028	1,000	1,047

RGA Global Funding
2.700% due 01/18/2029	2,500	2,330
5.448% due 05/24/2029	4,200	4,375
6.000% due 11/21/2028	5,000	5,306

Safehold GL Holdings LLC
6.100% due 04/01/2034	5,800	6,132

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	2,000	1,941
1.673% due 06/14/2027 •	1,000	951
2.469% due 01/11/2028 •	2,700	2,572
3.823% due 11/03/2028 •	4,000	3,912

SBA Tower Trust
1.884% due 07/15/2050	8,000	7,723

SMBC Aviation Capital Finance DAC
5.700% due 07/25/2033	3,900	4,071

Standard Chartered PLC
2.678% due 06/29/2032 •	2,900	2,531
6.296% due 07/06/2034 •	5,000	5,419

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029	7,500	7,068

UBS Group AG
2.095% due 02/11/2032 •	12,000	10,226
2.193% due 06/05/2026 •	2,000	1,964
3.091% due 05/14/2032 •	6,600	5,955
4.550% due 04/17/2026	1,500	1,504
4.703% due 08/05/2027 •	7,400	7,421

Ventas Realty LP
4.125% due 01/15/2026	1,000	996

Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,663
3.584% due 05/22/2028 •	1,930	1,893
4.478% due 04/04/2031 •	10,000	10,016

		530,093

INDUSTRIALS 4.1%

Adventist Health System
2.952% due 03/01/2029	4,299	3,997

Air Canada Pass-Through Trust
3.750% due 06/15/2029	338	327

American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,428	1,249
3.375% due 11/01/2028	3,319	3,155
3.650% due 08/15/2030	1,980	1,893
4.000% due 01/15/2027	1,110	1,094

Bayer U.S. Finance LLC
6.375% due 11/21/2030	2,000	2,142
6.500% due 11/21/2033	1,800	1,949

Bon Secours Mercy Health, Inc.
3.464% due 06/01/2030	12,000	11,539

British Airways Pass-Through Trust
2.900% due 09/15/2036	615	547

CHRISTUS Health
4.341% due 07/01/2028	3,000	3,002

Comcast Corp.
5.100% due 06/01/2029	4,200	4,376

CommonSpirit Health
2.782% due 10/01/2030	4,700	4,281

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	287	286

CVS Health Corp.
3.750% due 04/01/2030	5,700	5,463

CVS Pass-Through Trust
7.507% due 01/10/2032	886	944

Elevance Health, Inc.
2.550% due 03/15/2031	3,200	2,865

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	105

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eni SpA
5.500% due 05/15/2034	$8,100	$8,394

Fiserv, Inc.
4.750% due 03/15/2030	8,250	8,414
5.150% due 08/12/2034	1,200	1,231

Georgetown University
2.247% due 04/01/2030	4,500	4,064

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	1,500	1,554

JetBlue Pass-Through Trust
2.750% due 11/15/2033	6,342	5,689

Meta Platforms, Inc.
4.300% due 08/15/2029	5,300	5,383

ONE Gas, Inc.
5.100% due 04/01/2029	2,700	2,798

PeaceHealth Obligated Group
1.375% due 11/15/2025	3,100	2,985

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	3,000	3,119

Roche Holdings, Inc.
5.489% due 11/13/2030	5,800	6,196

Smith & Nephew PLC
5.400% due 03/20/2034	4,050	4,214

Stryker Corp.
4.250% due 09/11/2029	1,800	1,804

Sutter Health
2.294% due 08/15/2030	7,700	6,899
3.695% due 08/15/2028	1,300	1,272

T-Mobile USA, Inc.
4.700% due 01/15/2035	3,350	3,340

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,616	1,446
3.100% due 01/07/2030	757	719
3.450% due 01/07/2030	568	529
4.550% due 02/25/2033	3,273	3,048
5.875% due 04/15/2029	4,627	4,727

UPMC
5.035% due 05/15/2033	1,300	1,328

Woodside Finance Ltd.
5.100% due 09/12/2034	6,500	6,459

		134,721

UTILITIES 4.1%

AES Corp.
5.450% due 06/01/2028	2,500	2,575

Consumers Energy Co.
4.700% due 01/15/2030	1,750	1,794
4.900% due 02/15/2029	5,300	5,470

DTE Electric Securitization Funding LLC
5.970% due 03/01/2033	4,419	4,700

Empire District Bondco LLC
4.943% due 01/01/2035	10,000	10,202

Evergy Metro, Inc.
5.400% due 04/01/2034	900	941

Eversource Energy
4.750% due 05/15/2026	3,000	3,018

Florida Power & Light Co.
5.150% due 06/15/2029	8,500	8,870

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	4,300	4,312

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	2,300	2,030

National Grid PLC
5.602% due 06/12/2028	3,100	3,238

National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	8,000	8,208
5.600% due 11/13/2026	2,800	2,884

NBN Co. Ltd.
1.450% due 05/05/2026	3,000	2,872
4.250% due 10/01/2029 (a)	1,400	1,396

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Electric & Gas Corp.
5.650% due 08/15/2028	$2,000	$2,085

Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,283
3.300% due 03/15/2027	3,000	2,919
5.450% due 06/15/2027	3,500	3,585
6.100% due 01/15/2029	1,200	1,268
6.400% due 06/15/2033	1,900	2,078
6.950% due 03/15/2034	2,700	3,071

PacifiCorp
5.300% due 02/15/2031	2,200	2,291

PG&E Recovery Funding LLC
4.838% due 06/01/2035	7,550	7,744

Public Service Electric & Gas Co.
4.850% due 08/01/2034	3,700	3,784

Puget Sound Energy, Inc.
5.330% due 06/15/2034	1,900	1,994

San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,285	1,112

Sempra
5.400% due 08/01/2026	4,600	4,688

Southern California Edison Co.
4.400% due 09/06/2026	3,000	3,024
4.875% due 02/01/2027	1,000	1,016
4.900% due 06/01/2026	3,000	3,030

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	9,478	9,482
4.966% due 02/01/2044	4,600	4,754

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,149
5.088% due 05/01/2029	5,000	5,070

		132,937

Total Corporate Bonds & Notes (Cost $815,785)		797,751

MUNICIPAL BONDS & NOTES 3.8%

ALABAMA 0.0%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.263% due 09/15/2032	1,545	1,524

CALIFORNIA 1.1%

California State University Revenue Bonds, Series 2020
1.338% due 11/01/2027	1,000	926
1.490% due 11/01/2028	5,400	4,906
1.690% due 11/01/2029	4,400	3,937
1.740% due 11/01/2030	2,600	2,276

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (b)	4,200	3,213

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.332% due 06/01/2027	8,000	7,610

Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003
5.410% due 08/01/2026	1,375	1,397

Monterey Park, California Revenue Bonds, Series 2021
1.630% due 06/01/2028	250	229
1.893% due 06/01/2030	300	266

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	624

San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	2,695	2,710

University of California Revenue Bonds, Series 2017
3.063% due 07/01/2025	5,200	5,158

University of California Revenue Bonds, Series 2020
1.316% due 05/15/2027	1,200	1,124
1.366% due 05/15/2027	3,000	2,808

		37,184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 0.2%

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2018
3.405% due 10/01/2024	$300	$300

Miami-Dade County, Florida Revenue Bonds, Series 2021
1.936% due 10/01/2028	1,000	921

State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024
5.526% due 07/01/2034	5,100	5,383

		6,604

HAWAII 0.3%

Hawaii State General Obligation Bonds, Series 2020
0.802% due 10/01/2024	10,670	10,670

KANSAS 0.1%

Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Bonds, Series 2020
1.861% due 09/01/2028	2,000	1,852
1.961% due 09/01/2029	600	547

		2,399

MICHIGAN 0.1%

Michigan Finance Authority Revenue Bonds, Series 2019
2.466% due 12/01/2025	1,100	1,075
2.596% due 12/01/2026	1,400	1,354

		2,429

NEW YORK 0.8%

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	921

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
2.010% due 05/01/2025	3,000	2,955
2.980% due 11/01/2027	7,000	6,812

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037 (a)	5,500	5,411

New York State Urban Development Corp. Revenue Bonds, Series 2020
1.496% due 03/15/2027	9,400	8,898

Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	2,504

		27,501

OHIO 0.2%

JobsOhio Beverage System Revenue Bonds, Series 2013
3.985% due 01/01/2029	5,125	5,171

SOUTH DAKOTA 0.1%

Educational Enhancement Funding Corp., South Dakota Revenue Bonds, Series 2021
1.245% due 06/01/2025	1,800	1,765
1.495% due 06/01/2026	2,500	2,397

		4,162

TEXAS 0.3%

Housing Authority of the City of Waycross, Georgia Revenue Bonds, Series 2024
5.000% due 02/15/2029	2,000	2,091

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	4,850	5,020

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.028% due 04/01/2026	$1,135	$1,140

		8,251

UTAH 0.1%

Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,942

Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	98	98

		2,040

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026	3,300	3,163
2.020% due 06/01/2027	4,400	4,148
2.351% due 06/01/2028	3,000	2,798

		10,109

WISCONSIN 0.2%

Wisconsin State Revenue Bonds, Series 2020
2.196% due 05/01/2027	3,300	3,168
2.299% due 05/01/2028	2,100	1,993

		5,161

Total Municipal Bonds & Notes (Cost $127,833)		123,205

U.S. GOVERNMENT AGENCIES 42.9%

Fannie Mae
0.750% due 11/25/2050	14,274	10,432
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	12,240
3.430% due 05/01/2028	65	64
5.100% due 09/01/2028	6,974	7,228
5.635% due 06/25/2037 •	125	124
5.645% due 11/25/2045 •	332	327
5.695% due 12/25/2045 •	197	194
5.745% due 03/25/2035 - 03/25/2046 •	398	394
5.863% due 03/25/2036 •	246	241
5.866% due 11/25/2046 •	313	308
5.886% due 11/25/2046 - 12/25/2056 •	2,598	2,538
5.906% due 12/25/2046 •	1,860	1,839
5.916% due 07/25/2046 - 10/25/2046 •	2,846	2,791
5.966% due 01/25/2047 •	1,704	1,690
6.125% due 06/25/2040 •	131	132
6.961% due 10/01/2037 •	130	135
7.331% due 07/01/2034 •	79	81

Freddie Mac
1.000% due 12/15/2040-05/25/2047	18,972	16,993
1.250% due 12/15/2044	1,396	1,176
2.500% due 09/25/2048	3,789	3,505
3.000% due 10/01/2046 - 05/01/2048	13,059	11,984
3.500% due 06/01/2044-10/01/2048	884	836
4.000% due 09/01/2048-05/01/2049	8,331	8,115
4.500% due 10/01/2048-02/01/2049	3,157	3,147
4.650% due 08/25/2028 ~	4,800	4,904
4.850% due 09/25/2028	1,400	1,441
5.430% due 06/25/2031 ~	3,000	3,160
5.757% due 09/15/2035 •	6	6
5.816% due 10/15/2037 - 10/15/2040 •	4,335	4,279

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.857% due 02/15/2041 •	$153	$152
5.906% due 07/15/2040 •	1,614	1,606
5.907% due 04/15/2041 •	46	46
5.927% due 11/15/2036 •	40	40
5.966% due 07/15/2041 - 03/15/2042 •	4,416	4,467
6.007% due 04/15/2041 •	388	386
6.330% due 08/25/2054 •	3,000	3,019

Ginnie Mae
1.500% due 10/20/2045	5,234	4,328
3.000% due 01/20/2067	3,503	3,421
3.500% due 09/20/2045	1,317	1,257
5.916% due 09/20/2065 •	1,494	1,492
5.917% due 08/20/2066 •	1	1
6.007% due 07/20/2063 •	341	341
6.037% due 06/20/2065 •	4,197	4,191
6.067% due 03/20/2065 •	2,469	2,465
6.117% due 12/20/2064 - 06/20/2066 •	3,440	3,438
6.147% due 08/20/2061 •	1	1
6.197% due 09/20/2063 •	14	14
6.217% due 10/20/2063 - 09/20/2065 •	279	279
6.237% due 02/20/2066 •	9	9
6.267% due 05/20/2066 •	2,131	2,134
6.347% due 04/20/2066 •	3,997	4,006
6.367% due 04/20/2066 •	4,273	4,283
6.387% due 07/20/2065 •	137	137
6.417% due 12/20/2066 •	3,063	3,073
6.467% due 01/20/2067 •	3,195	3,208
6.617% due 03/20/2066 •	1,577	1,590

Ginnie Mae, TBA
3.000% due 11/01/2054	120,100	109,633

Tennessee Valley Authority
4.375% due 08/01/2034	3,200	3,267
7.125% due 05/01/2030	10,000	11,668

Uniform Mortgage-Backed Security
2.500% due 03/01/2051 - 10/01/2053	152,061	131,514
3.000% due 01/01/2035 - 07/01/2052	328,664	296,283
3.500% due 11/01/2024 - 07/01/2048	6,337	6,151
4.000% due 01/01/2046 - 02/01/2053	111,696	107,778
4.500% due 08/01/2048 - 05/01/2053	173,244	170,625
5.000% due 06/01/2025 - 12/01/2053	87,695	87,768
5.500% due 01/01/2026 - 02/01/2054	32,381	32,787

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	23,500	21,095
3.500% due 11/01/2054	76,500	71,303
4.000% due 11/01/2054	203,700	195,809

Total U.S. Government Agencies (Cost $1,358,129)		1,395,370

U.S. TREASURY OBLIGATIONS 15.6%

U.S. Treasury Notes
4.000% due 07/31/2029 (e)	108,600	110,683
4.125% due 07/31/2031	131,760	135,465
4.500% due 11/15/2033 (e)	10,000	10,563
4.875% due 10/31/2030 (e)	235,425	251,321

Total U.S. Treasury Obligations (Cost $493,373)		508,032

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%

225 Liberty Street Trust
3.597% due 02/10/2036	1,200	1,138

Ashford Hospitality Trust
6.394% due 06/15/2035 •	406	403

Banc of America Commercial Mortgage Trust
3.441% due 09/15/2048	3,722	3,676

BANK
1.805% due 11/15/2053	6,000	5,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.933% due 09/15/2062	$10,298	$9,927
3.183% due 08/15/2061	4,300	3,953
4.775% due 08/15/2034 (a)	3,000	3,020

Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,506
2.888% due 08/15/2057	4,319	4,157
2.957% due 12/15/2062	6,100	5,907
3.780% due 02/15/2051 ~	699	692
4.232% due 01/15/2052	5,700	5,579

BMO Mortgage Trust
5.857% due 02/15/2057	6,000	6,325

BX Trust
5.941% due 10/15/2036 •	1,080	1,073
6.111% due 10/15/2036 •	3,000	2,985
6.132% due 12/15/2038 •	2,481	2,462

Cantor Commercial Real Estate Lending
2.817% due 11/15/2052	8,300	7,979

Commercial Mortgage Trust
2.315% due 02/10/2037 ~	3,000	2,960
2.873% due 08/15/2057	1,700	1,643
3.091% due 10/10/2049	3,700	3,571
3.432% due 08/10/2048	872	863
3.497% due 05/10/2048	1,500	1,486
3.510% due 09/10/2050	4,200	4,044
3.694% due 08/10/2047	216	216
3.902% due 07/10/2050	2,200	2,186
4.228% due 05/10/2051	3,800	3,688

Credit Suisse Commercial Mortgage Trust
6.278% due 06/15/2034 •	89	83

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.811% due 10/15/2037 •	5,300	5,147

CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	8,749
3.808% due 11/15/2048	5,600	5,536

DBUBS Mortgage Trust
3.452% due 10/10/2034	6,100	6,090

Extended Stay America Trust
6.291% due 07/15/2038 •	23,078	23,068

Freddie Mac
6.280% due 08/25/2054 •	5,369	5,394

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •	1,700	1,705

GS Mortgage Securities Trust
3.396% due 02/10/2048	1,839	1,832

HPLY Trust
6.232% due 11/15/2036 •	902	901

Independence Plaza Trust
3.763% due 07/10/2035	3,300	3,215

JP Morgan Chase Commercial Mortgage Securities Trust
6.561% due 12/15/2036 •	6,000	4,531

JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,805
3.611% due 05/15/2048	2,000	1,982
3.639% due 11/15/2047	1,716	1,704
3.801% due 08/15/2048	1,252	1,235

JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	3,059
2.994% due 12/15/2049	136	134

Morgan Stanley Bank of America Merrill Lynch Trust
3.306% due 04/15/2048	2,000	1,978

Morgan Stanley Capital Trust
2.606% due 08/15/2049	471	463
3.067% due 11/15/2052	6,200	6,002
3.587% due 12/15/2050	700	681
3.809% due 12/15/2048	2,000	1,968
6.380% due 12/15/2038 •	8,300	7,939

MSWF Commercial Mortgage Trust
6.014% due 12/15/2056 ~	4,000	4,413

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •	18,000	17,495

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •	7,100	6,779

SREIT Trust
5.911% due 10/15/2038 •	3,500	3,471

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	107

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Commercial Mortgage Trust
2.866% due 10/15/2052	$6,964	$6,719
2.987% due 12/15/2052	930	901
3.366% due 10/15/2050	1,567	1,542
3.504% due 12/15/2050	4,920	4,834
3.903% due 02/15/2051	2,457	2,438
4.195% due 08/15/2051	1,106	1,098

Waikiki Beach Hotel Trust
6.444% due 12/15/2033 •	10,000	9,915

Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,339
2.652% due 08/15/2049	1,600	1,532
2.788% due 07/15/2048	64	63
3.306% due 05/15/2048	21	21
3.311% due 06/15/2052	4,750	4,440
3.461% due 07/15/2058	65	64
3.540% due 05/15/2048	1,500	1,486
4.147% due 06/15/2051	1,032	1,026

WSTN Trust
6.518% due 07/05/2037 ~	3,000	3,075

Total Non-Agency Mortgage-Backed Securities (Cost $267,141)		255,842

ASSET-BACKED SECURITIES 13.4%

ACREC Ltd.
6.279% due 10/16/2036 •	3,033	3,012

AIMCO CLO
6.408% due 10/17/2034 •	5,950	5,950

American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	2,057
4.870% due 05/15/2028	10,000	10,125
4.950% due 10/15/2027	2,500	2,516
5.240% due 04/15/2031	6,000	6,311

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •	2,600	2,606

Apex Credit CLO Ltd.
6.522% due 10/20/2031 •	1,420	1,422

Apidos CLO
6.441% due 07/18/2029 •	165	165

Arbor Realty Commercial Real Estate Notes Ltd.
6.561% due 11/15/2036 •	8,339	8,348

AREIT LLC
7.195% due 08/17/2041 •	2,071	2,082
7.325% due 06/17/2039 •	3,200	3,216

AREIT Trust
6.277% due 11/17/2038 •	597	596
6.591% due 01/20/2037 •	4,505	4,479

Ares CLO Ltd.
6.594% due 04/22/2031 •	5,332	5,342

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	6,147
5.360% due 06/20/2030	11,000	11,331
5.440% due 02/22/2028	5,000	5,098
5.810% due 12/20/2029	7,900	8,253
6.020% due 02/20/2030	3,500	3,691

BA Credit Card Trust
4.790% due 05/15/2028	12,600	12,735

Bank of America Auto Trust
5.660% due 11/15/2029	3,950	4,080

BDS Ltd.
6.479% due 12/16/2036 •	2,875	2,871
7.101% due 08/19/2038 •	3,300	3,317

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •	6,200	6,238

BXMT Ltd.
6.597% due 11/15/2037 •	5,726	5,639

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	8,300	8,337

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	5,400	5,534

Carlyle Global Market Strategies CLO Ltd.
6.575% due 07/27/2031 •	1,660	1,663

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •	2,142	2,143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CarMax Auto Owner Trust
6.000% due 07/17/2028	$8,000	$8,208

Catamaran CLO Ltd.
6.644% due 04/22/2030 •	4,733	4,739

CBAM Ltd.
6.959% due 07/15/2037 •	9,200	9,251

Chesapeake Funding LLC
5.520% due 05/15/2036	3,176	3,215

CIFC Funding Ltd.
6.641% due 07/18/2031 •	2,335	2,340

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	9,600	9,706

DLLMT LLC
5.340% due 03/22/2027	3,900	3,938
5.350% due 03/20/2031	5,660	5,773

ECMC Group Student Loan Trust
6.145% due 02/27/2068 •	2,824	2,807
6.195% due 09/25/2068 •	3,870	3,841
6.395% due 01/27/2070 •	5,079	5,070
6.445% due 05/25/2067 •	2,439	2,439

Elmwood CLO Ltd.
6.916% due 01/17/2034 •	3,300	3,300

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,800	3,936

Gallatin CLO Ltd.
6.653% due 07/15/2031 •	2,905	2,909

GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,202
5.780% due 08/16/2028	2,000	2,049

GM Financial Revolving Receivables Trust
4.520% due 03/11/2037	6,700	6,768
4.980% due 12/11/2036	6,300	6,477
5.770% due 08/11/2036	5,400	5,706

Golub Capital Partners CLO Ltd.
6.564% due 04/20/2031 •	1,753	1,755

GPMT Ltd.
6.379% due 07/16/2035 •	3,438	3,404
6.384% due 12/15/2036 •	1,046	1,028

Hertz Vehicle Financing LLC
5.570% due 09/25/2029	8,000	8,203
6.150% due 03/25/2030	3,400	3,570

Honda Auto Receivables Owner Trust
4.510% due 11/21/2030	1,000	1,012
4.570% due 03/21/2029	4,700	4,749

KKR CLO Ltd.
6.481% due 07/18/2030 •	824	824

LCCM Trust
6.411% due 12/13/2038 •	404	401

LoanCore Issuer Ltd.
6.511% due 11/15/2038 •	3,416	3,406

Madison Park Funding Ltd.
6.459% due 10/18/2030 •	4,194	4,199

Magnetite Ltd.
6.451% due 10/15/2031 •	2,231	2,232
6.835% due 10/25/2033 •	6,400	6,403

Marathon CLO Ltd.
6.501% due 04/15/2032 •	2,496	2,498

MF1 LLC
7.600% due 09/17/2037 •	2,900	2,910

MF1 Ltd.
6.209% due 10/16/2036 •	2,131	2,123
6.897% due 12/15/2035 •	2,113	2,118

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •	3,688	3,672

MMAF Equipment Finance LLC
5.610% due 07/10/2028	5,803	5,825

Mountain View CLO LLC
6.638% due 10/16/2029 •	169	170

Navient Private Education Loan Trust
6.661% due 07/16/2040 •	2,081	2,086

Navient Private Education Refi Loan Trust
6.111% due 01/15/2043 •	481	480
6.211% due 04/15/2069 •	1,509	1,510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
6.195% due 07/26/2066 •	$1,994	$1,996
6.480% due 03/15/2072	1,360	1,408

Neuberger Berman CLO Ltd.
6.483% due 10/15/2029 •	1,718	1,719

Nissan Auto Lease Trust
4.910% due 04/15/2027	10,000	10,105
4.970% due 09/15/2028	2,200	2,228

OCP CLO Ltd.
6.664% due 07/20/2029 •	1,013	1,014

OSD CLO Ltd.
6.417% due 04/17/2031 •	4,278	4,283

OZLM Ltd.
6.704% due 07/20/2032 •	5,200	5,206

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •	2,452	2,455
6.832% due 10/20/2033 •	10,000	10,000

Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •	1,566	1,568

Pawneee Equipment Receivables LLC
5.170% due 02/15/2028	1,625	1,628

PFP Ltd.
7.371% due 08/19/2035 •	2,455	2,470

Rad CLO Ltd.
6.665% due 07/24/2032 •	2,800	2,802

Regatta Funding Ltd.
6.485% due 10/25/2031 •	1,664	1,666

Romark CLO Ltd.
6.575% due 10/23/2030 •	1,928	1,931

Saranac CLO Ltd.
6.333% due 08/13/2031 •	1,099	1,100

SBA Tower Trust
3.869% due 10/15/2049 þ	1,700	1,699

SBNA Auto Lease Trust
6.520% due 04/20/2028	1,000	1,031

SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500	509
4.950% due 05/21/2029	900	910

SLM Private Education Loan Trust
9.961% due 10/15/2041 •	2,689	2,817

SLM Student Loan Trust
6.221% due 10/25/2029 •	35	35

SMB Private Education Loan Trust
5.819% due 09/15/2054 •	543	541
5.941% due 01/15/2053 •	2,780	2,750

Starwood Commercial Mortgage Trust
6.329% due 04/18/2038 •	7,893	7,811

Synchrony Card Funding LLC
5.740% due 10/15/2029	5,000	5,149

TCW CLO Ltd.
6.395% due 08/16/2034 •	2,600	2,601

Toyota Lease Owner Trust
5.300% due 08/20/2025	271	271
5.660% due 11/20/2026	2,000	2,027

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •	4,912	4,893

Trinitas CLO Ltd.
6.625% due 01/25/2034 •	6,800	6,807

Venture CLO Ltd.
6.534% due 07/20/2030 •	6,709	6,714
6.594% due 07/20/2030 •	2,841	2,843
6.677% due 07/30/2032 •	3,000	3,003

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •	6,200	6,212

Verizon Master Trust
4.350% due 08/20/2032	7,500	7,541

VMC Finance LLC
6.229% due 06/16/2036 •	240	240

Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028	4,400	4,448

Voya CLO Ltd.
6.497% due 04/17/2030 •	2,479	2,481

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

World Omni Auto Receivables Trust
5.030% due 11/15/2029	$900	$919
5.150% due 11/15/2028	2,400	2,426

Total Asset-Backed Securities (Cost $433,177)		437,813

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
1.875% due 02/12/2025	6,400	6,338

Total Sovereign Issues (Cost $6,398)		6,338

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.2%

REPURCHASE AGREEMENTS (c) 6.2%
$201,200

Total Short-Term Instruments (Cost $201,200)	201,200

Total Investments in Securities (Cost $3,703,036)	3,725,551

Total Investments 114.5% (Cost $3,703,036)	$3,725,551

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $(2,797))	200

Other Assets and Liabilities, net (14.5)%	(470,945)

Net Assets 100.0%	$3,254,806

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.980%	09/30/2024	10/01/2024	$105,800	U.S. Treasury Notes 0.750% due 05/31/2026	$(107,934)	$105,800	$105,815
DEU	4.950	10/01/2024	10/02/2024	100	U.S. Treasury Bonds 2.500% due 05/15/2046	(102)	100	100
	4.990	10/01/2024	10/02/2024	95,300	U.S. Treasury Bonds 1.875% due 02/15/2041	(97,457)	95,300	95,300

Total Repurchase Agreements						$(205,493)	$201,200	$201,215

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$105,815	$0	$0	$105,815	$(107,934)	$(2,119)
DEU	95,400	0	0	95,400	(97,559)	(2,159)

Total Borrowings and Other Financing Transactions	$201,215	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	109

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	2,060	$226,359	$445	$0	$(756)
U.S. Treasury 10-Year Note December Futures	12/2024	1,502	171,650	(1,102)	0	(681)

				$(657)	$0	$(1,437)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	418	$(87,045)	$150	$157	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	737	(98,090)	368	576	0

				$518	$733	$0

Total Futures Contracts				$(139)	$733	$(1,437)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.253%	$3,900	$(147)	$169	$22	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.295	900	12	(4)	8	0	1
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341	3,000	45	(11)	34	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.366	900	8	5	13	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474	4,450	(15)	98	83	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.944	3,500	(22)	27	5	0	(1)

						$(119)	$284	$165	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	09/05/2028	$195,000	$(2,270)	$(1,303)	$(3,573)	$451	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	15,400	(35)	(31)	(66)	40	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	141,700	(373)	(735)	(1,108)	415	0

						$(2,678)	$(2,069)	$(4,747)	$906	$0

Total Swap Agreements						$(2,797)	$(1,785)	$(4,582)	$906	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$733	$906	$1,639	$0	$(1,437)	$(2)	$(1,439)

(e)

Securities with an aggregate market value of $18,752 and cash of $11,445 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$733	$733
Swap Agreements	0	0	0	0	906	906

	$0	$0	$0	$0	$1,639	$1,639

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,437	$1,437
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$0	$1,437	$1,439

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10,214	$10,214
Swap Agreements	0	118	0	0	27	145

	$0	$118	$0	$0	$10,241	$10,359

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$141	$141
Swap Agreements	0	(44)	0	0	(2,068)	(2,112)

	$0	$(44)	$0	$0	$(1,927)	$(1,971)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$530,093	$0	$530,093
Industrials	0	134,721	0	134,721
Utilities	0	132,937	0	132,937
Municipal Bonds & Notes
Alabama	0	1,524	0	1,524
California	0	37,184	0	37,184

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Florida	$0	$6,604	$0	$6,604
Hawaii	0	10,670	0	10,670
Kansas	0	2,399	0	2,399
Michigan	0	2,429	0	2,429
New York	0	27,501	0	27,501
Ohio	0	5,171	0	5,171
South Dakota	0	4,162	0	4,162
Texas	0	8,251	0	8,251

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	111

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)	September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Utah	$0	$2,040	$0	$2,040
West Virginia	0	10,109	0	10,109
Wisconsin	0	5,161	0	5,161
U.S. Government Agencies	0	1,395,370	0	1,395,370
U.S. Treasury Obligations	0	508,032	0	508,032
Non-Agency Mortgage-Backed Securities	0	255,842	0	255,842
Asset-Backed Securities	0	437,813	0	437,813
Sovereign Issues	0	6,338	0	6,338
Short-Term Instruments
Repurchase Agreements	0	201,200	0	201,200

Total Investments	$0	$3,725,551	$0	$3,725,551

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,639	$0	$1,639

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,439)	$0	$(1,439)

Total Financial Derivative Instruments	$0	$200	$0	$200

Totals	$0	$3,725,751	$0	$3,725,751

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 419.5%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Ambac Assurance Corp.
5.100% due 12/31/2099 (e)	$38	$53

INDUSTRIALS 0.1%

CVS Pass-Through Trust
6.036% due 12/10/2028	599	609

Total Corporate Bonds & Notes (Cost $649)		662

MUNICIPAL BONDS & NOTES 0.3%

TEXAS 0.3%

Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	4,311

Total Municipal Bonds & Notes (Cost $5,824)		4,311

U.S. GOVERNMENT AGENCIES 388.9%

Fannie Mae
0.000% due 06/25/2042 - 10/25/2045 •	1,600	1,203
0.200% due 02/25/2043 •(a)	1,700	11
0.605% due 11/25/2049 •(a)	2,048	326
0.623% due 07/25/2044 ~(a)	547	27
0.671% due 07/25/2044 ~(a)	382	17
0.705% due 07/25/2052 ~(a)	354	19
0.755% due 07/25/2042 - 08/25/2042 •(a)	5,608	642
0.758% due 01/25/2045 ~(a)	339	21
0.768% due 04/25/2046 ~(a)	362	20
0.840% due 10/25/2046 ~(a)	210	10
0.849% due 03/25/2045 ~(a)	756	47
0.908% due 04/25/2055 ~(a)	622	34
0.979% due 08/25/2044 ~(a)	312	18
1.058% due 08/25/2054 ~(a)	716	40
1.157% due 08/25/2055 ~(a)	375	22
1.166% due 07/25/2045 ~(a)	1,682	90
2.349% due 01/25/2031 ~(a)	6,631	454
2.500% due 02/25/2051 (a)	7,743	1,260
2.985% due 09/26/2033 •	2	2
3.000% due 11/01/2042 - 05/01/2058	10,045	8,985
3.000% due 11/25/2043 - 12/25/2048 (a)	7,861	1,016
3.500% due 04/25/2046 (a)	240	18
3.500% due 06/01/2056 - 01/01/2059	23,287	21,542
3.575% due 02/01/2026	9,000	8,898
3.919% due 01/01/2049 •	1,405	1,432
4.000% due 09/01/2043 - 10/01/2043	179	176
4.000% due 06/25/2044 (a)	54	4
4.374% due 02/01/2028 ~	5,998	6,007
4.395% due 09/01/2030 •	2	2
4.440% due 06/01/2033	2,000	2,026
4.481% due 08/01/2026 - 11/01/2028 •	11	10
4.490% due 10/01/2031 •	12	12
4.490% due 04/01/2033	2,000	2,041
4.496% due 08/01/2028 •	11	10
4.500% due 06/01/2030 - 04/01/2059	16,601	16,669
4.547% due 02/01/2028 •	5	5
4.550% due 05/01/2028	200	204
4.580% due 08/01/2033	1,000	1,025
4.602% due 05/01/2036 •	1	1
4.611% due 05/01/2036 •	45	44
4.630% due 07/01/2033	3,476	3,577
4.645% due 11/01/2028 •	7	7
4.690% due 05/01/2036 •	1	1
4.700% due 04/01/2033	3,682	3,767
4.745% due 05/01/2036 •	1	1
4.812% due 05/01/2030 •	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.860% due 07/01/2033	$2,500	$2,614
4.900% due 10/01/2028	709	731
4.990% due 03/01/2031	1,487	1,540
5.000% due 11/25/2028 - 11/01/2039	152	151
5.094% due 01/01/2029 •	2	2
5.146% due 03/01/2035 •	26	26
5.148% due 02/01/2031 •	15	15
5.189% due 07/25/2032 •	37	36
5.300% due 09/01/2038	1,057	1,129
5.347% due 02/01/2026 •	2	2
5.395% due 04/01/2032 •	1	1
5.500% due 08/01/2039 - 11/01/2039	935	943
5.518% due 02/01/2031 •	11	11
5.522% due 11/01/2035 •	3	3
5.523% due 12/25/2036 •	646	631
5.525% due 06/25/2032 •	1	1
5.570% due 10/01/2028	869	898
5.610% due 10/01/2028	883	915
5.633% due 01/01/2035 •	7	7
5.645% due 06/01/2029 - 06/01/2030 •	14	15
5.707% due 07/25/2037 •	210	205
5.730% due 10/01/2028	1,122	1,194
5.750% due 12/01/2030 •	13	13
5.795% due 06/25/2029 - 04/25/2032 •	20	19
5.823% due 02/25/2033 •	7	7
5.845% due 06/25/2046 •	739	732
5.848% due 09/01/2034 •	1	1
5.856% due 04/18/2028 - 12/18/2032 •	11	11
5.895% due 06/25/2030 - 11/25/2059 •	10,861	10,785
5.906% due 10/18/2030 •	7	7
6.000% due 04/25/2031 - 02/01/2037	168	174
6.004% due 02/01/2034 •	15	15
6.016% due 02/01/2030 •	19	19
6.030% due 11/01/2035 •	4	4
6.060% due 09/01/2034 •	32	32
6.082% due 11/01/2048 •	568	587
6.095% due 10/25/2037 •	1,390	1,396
6.175% due 02/01/2035 •	13	13
6.199% due 02/01/2027 •	2	2
6.249% due 05/01/2035 •	8	8
6.287% due 02/01/2036 •	13	13
6.295% due 04/25/2032 •	4	4
6.300% due 06/25/2031 ~	43	43
6.318% due 12/01/2031 •	2	2
6.363% due 08/01/2042 - 10/01/2044 •	534	539
6.475% due 01/01/2030 •	28	28
6.500% due 06/25/2028 - 10/25/2031	256	266
6.500% due 04/25/2038 (a)	108	29
6.533% due 12/01/2048 •	901	932
6.563% due 10/01/2030 - 09/01/2040 •	45	45
6.576% due 09/01/2035 •	3	3
6.579% due 05/25/2035 ~	37	38
6.610% due 09/01/2031 •	3	3
6.628% due 12/01/2027 •	4	4
6.655% due 05/01/2027 •	1	1
6.710% due 03/01/2035 •	13	13
6.724% due 06/01/2035 •	16	17
6.816% due 06/01/2032 •	14	14
6.850% due 12/18/2027	36	36
6.853% due 11/01/2035 •	56	57
7.000% due 11/25/2026 - 09/01/2032	17	18
7.050% due 11/01/2035 •	219	220
7.135% due 11/01/2025 •	1	1
7.160% due 09/01/2035 •	37	38
7.250% due 08/01/2029 •	4	4
7.260% due 06/01/2035 •	57	59
7.277% due 07/01/2032 •	12	12
7.349% due 01/01/2026 •	8	8
7.375% due 08/01/2035 •	27	27
7.422% due 09/01/2035 •	30	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.430% due 07/01/2035 •	$6	$6
7.460% due 05/01/2035 •	23	23
7.500% due 11/20/2026 - 07/25/2041	93	95
7.503% due 07/01/2035 •	23	24
7.516% due 07/01/2034 •	66	67
7.809% due 05/01/2036 •	11	11

Farmer Mac
8.850% due 04/25/2030 «~	29	30

Freddie Mac
0.000% due 01/15/2035 - 05/15/2041 •	10,433	10,093
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	36,447	25,641
0.117% due 05/15/2037 ~(a)	286	22
0.246% due 10/15/2037 ~(a)	117	8
0.395% due 10/15/2037 ~(a)	50	3
0.710% due 12/15/2043 •	1,241	1,211
0.787% due 11/15/2038 ~(a)	363	27
0.817% due 03/15/2037 ~(a)	130	8
0.836% due 10/15/2041 ~(a)	210	14
0.895% due 08/15/2041 ~(a)	110	9
0.926% due 11/15/2036 ~(a)	341	18
0.972% due 02/15/2038 ~(a)	213	16
0.996% due 06/15/2038 ~(a)	280	26
1.179% due 08/15/2036 ~(a)	139	8
2.000% due 11/25/2050 (a)	5,880	772
2.500% due 12/15/2027 - 10/15/2052 (a)	42,738	6,462
3.000% due 08/15/2032 - 08/01/2046	5,319	5,051
3.000% due 02/15/2033 - 09/15/2048 (a)	2,756	259
3.500% due 08/15/2026 - 08/15/2045 (a)	11,408	1,728
3.500% due 09/01/2032	1,134	1,114
4.000% due 06/01/2029 - 12/01/2048	7,572	7,429
4.000% due 01/15/2046 (a)	3,318	599
4.130% due 03/01/2029 •	2	2
4.428% due 07/01/2030 •	47	46
4.500% due 03/01/2029 - 06/01/2048	4,807	4,848
4.762% due 08/15/2032 ~	7	7
5.000% due 09/01/2025 - 07/01/2041	4,410	4,529
5.500% due 11/01/2030 - 06/01/2041	10,476	10,809
5.583% due 07/25/2031 •	24	23
5.645% due 05/25/2031 •	67	67
5.657% due 03/15/2031 •	1	1
5.675% due 09/25/2031 •	31	31
5.707% due 07/15/2034 •	1	1
5.757% due 06/15/2048 - 12/15/2048 •	2,825	2,784
5.807% due 12/15/2029 •	24	24
5.816% due 10/15/2037 - 10/15/2040 •	5,669	5,613
5.875% due 10/01/2035 •	16	17
5.907% due 09/15/2026 - 12/15/2031 •	10	10
5.945% due 01/25/2050 •	1,447	1,431
5.957% due 02/15/2028 - 03/15/2032 •	2	2
5.966% due 12/15/2046 •	401	404
6.000% due 09/15/2026 - 05/01/2040	1,575	1,655
6.007% due 03/15/2032 - 03/15/2044 •	895	892
6.057% due 08/15/2035 •	207	207
6.125% due 03/01/2033 •	9	9
6.234% due 03/01/2033 •	29	30
6.250% due 10/01/2024 - 12/15/2028	39	40
6.262% due 01/01/2028 •	3	3
6.348% due 12/01/2032 •	5	5
6.369% due 09/01/2028 •	1	1
6.407% due 04/15/2031 •	163	165
6.457% due 06/15/2031 •	12	13
6.460% due 12/01/2026 •	2	2

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	113

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/15/2027 - 10/25/2043	$670	$697
6.515% due 05/01/2032 •	23	23
6.518% due 02/01/2027 •	13	13
6.535% due 08/01/2027 •	1	1
6.596% due 07/01/2035 •	84	87
6.608% due 12/01/2035 •	197	204
6.624% due 03/01/2032 •	3	3
6.650% due 12/01/2029 •	2	2
6.657% due 07/15/2027 •	42	42
6.732% due 11/01/2027 •	17	17
6.831% due 07/01/2028 •	40	40
6.921% due 08/01/2035 •	4	4
6.953% due 11/01/2029 •	50	50
7.000% due 01/01/2026 - 12/01/2032	11	11
7.118% due 05/01/2032 •	64	66
7.157% due 06/01/2028 •	1	1
7.225% due 10/01/2036 •	26	26
7.250% due 08/01/2029 •	1	1
7.386% due 11/01/2034 •	23	24
7.390% due 05/01/2032 •	4	5
7.405% due 07/01/2030 •	1	1
7.482% due 07/01/2027 •	1	1
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	22	23
7.645% due 05/01/2025	87	87
7.740% due 02/01/2027 •	2	2
8.000% due 06/01/2030 - 09/01/2030	1	0
8.500% due 03/15/2025 - 08/01/2027	1	1

Ginnie Mae
0.000% due 03/20/2035 (b)(d)	128	121
0.000% due 06/20/2042 - 12/20/2045 ~(a)	3,423	142
0.000% due 09/20/2045 •	1,736	1,228
1.089% due 03/16/2051 ~(a)	633	1
2.500% due 03/20/2027 - 09/20/2051	37,407	33,035
3.000% due 12/15/2042 - 11/20/2067	64,070	58,799
3.000% due 06/20/2046 (a)	161	12
3.500% due 11/15/2041 - 02/20/2052	74,231	70,488
3.500% due 08/20/2042 - 09/20/2046 (a)	5,803	637
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	13	11
3.625% due 07/20/2027 - 07/20/2035 •	1,922	1,932
3.750% due 12/20/2029 - 12/20/2032 •	329	329
4.000% (H15T1Y + 1.500%) due 08/20/2025 - 09/20/2026 ~	3	4
4.000% due 07/20/2027 - 08/20/2030 •	100	100
4.000% due 09/15/2040 - 03/15/2052	21,042	20,839
4.500% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
4.500% due 07/20/2030 - 09/20/2030 •	23	23
4.500% due 06/15/2035 - 01/20/2049	18,132	18,178
4.625% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2026 ~	17	16
4.625% due 01/20/2027 - 02/20/2032 •	142	143
4.875% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2026 ~	35	35
4.875% due 04/20/2027 - 04/20/2033 •	1,006	1,007
5.000% (H15T1Y + 1.500%) due 05/20/2025 - 06/20/2025 ~	1	1
5.000% due 05/20/2028 - 06/20/2030 •	148	148
5.000% due 05/15/2033 - 12/20/2048	10,330	10,590
5.125% due 01/20/2034 •	942	960

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% (H15T1Y + 1.500%) due 05/20/2025	$1	$1
5.500% due 09/15/2031 - 07/15/2041	4,306	4,459
5.956% due 01/20/2059 •	32	32
6.000% due 09/15/2036 - 12/15/2040	770	798
6.219% due 10/20/2058 •	3	3
6.500% due 01/15/2028 - 07/15/2039	865	890
6.517% due 07/20/2070 - 08/20/2070 •	14,637	14,828
6.717% due 10/20/2070 •	7,445	7,574
6.845% due 09/20/2071 •	24,431	25,143
7.000% due 09/15/2025 - 09/20/2028	4	3
7.500% due 06/15/2027 - 10/15/2031	16	15
8.000% due 12/15/2028 - 09/15/2031	17	18
8.500% due 06/15/2027 - 01/20/2031	129	130
9.000% due 08/20/2030	2	2

Ginnie Mae, TBA
2.000% due 10/01/2054 - 11/01/2054	99,600	84,467
2.500% due 10/01/2054	94,850	83,605
3.000% due 10/01/2054	209,250	190,842
3.500% due 10/01/2054	17,882	16,802
4.000% due 11/01/2054	37,650	36,430
4.500% due 10/01/2054	42,900	42,365
5.000% due 11/01/2054	54,800	54,875
5.500% due 11/01/2054	4,500	4,544

U.S. Small Business Administration
5.370% due 04/01/2028	390	393
5.490% due 05/01/2028	411	412
5.870% due 05/01/2026 - 07/01/2028	242	243
6.220% due 12/01/2028	61	63

Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	296	236
2.000% due 11/01/2026 - 04/01/2036	9,300	8,578
2.500% due 01/01/2032 - 04/01/2052	38,979	34,271
3.000% due 10/01/2026 - 04/01/2052	214,114	195,028
3.500% due 09/01/2025 - 05/01/2050	75,084	71,602
4.000% due 12/01/2025 - 06/01/2049	64,667	63,767
4.500% due 09/01/2025 - 01/01/2049	14,454	14,589
5.000% due 09/01/2025 - 06/01/2053	8,215	8,351
5.500% due 11/01/2028 - 02/01/2042	5,967	6,174
6.000% due 09/01/2028 - 05/01/2041	7,305	7,634
6.500% due 02/01/2026 - 04/01/2043	3,379	3,528
8.000% due 07/01/2030 - 10/01/2030	4	4

Uniform Mortgage-Backed Security, TBA
1.500% due 10/01/2054	14,400	11,378
2.000% due 11/01/2039	18,600	17,049
2.500% due 11/01/2054	33,430	28,893
3.000% due 10/01/2039 - 11/01/2054	947,380	854,481
3.500% due 11/01/2039	97,900	95,889
4.000% due 11/01/2054	142,040	136,537
4.500% due 10/01/2039 - 12/01/2054	650,818	640,870
5.000% due 10/01/2039 - 11/01/2054	844,104	843,746
5.500% due 10/01/2039 - 11/01/2054	779,200	788,347
6.000% due 11/01/2054	87,600	89,533
7.000% due 10/01/2054	18,400	19,117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vendee Mortgage Trust
5.873% due 01/15/2030 ~	$78	$80
6.500% due 03/15/2029	98	98

Total U.S. Government Agencies (Cost $4,997,444)		4,932,524

U.S. TREASURY OBLIGATIONS 6.0%

U.S. Treasury Bonds
4.125% due 08/15/2044 (f)	77,200	76,609

Total U.S. Treasury Obligations (Cost $77,956)		76,609

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%

Adjustable Rate Mortgage Trust
5.592% due 09/25/2035 ~	150	132

Banc of America Funding Trust
5.655% due 05/20/2035 •	202	182
6.253% due 10/25/2036 þ	393	345
6.337% due 01/25/2037 þ	412	386

Banc of America Mortgage Trust
4.859% due 02/25/2036 ~	76	70
6.629% due 07/25/2034 ~	1	1
6.979% due 06/20/2031 ~	27	27

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	1	1
5.130% due 11/25/2030 ~	1	1
6.250% due 01/25/2034 ~	1	1
7.375% due 08/25/2033 ~	58	56
7.480% due 08/25/2033 ~	50	49

Bear Stearns ALT-A Trust
4.583% due 11/25/2036 ~	150	67
4.654% due 11/25/2036 ~	290	161
5.080% due 11/25/2036 ~	407	211
5.454% due 05/25/2035 ~	83	78

Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~	513	410

BellaVista Mortgage Trust
5.579% due 05/20/2045 •	105	70

Chase Mortgage Finance Trust
4.749% due 09/25/2036 ~	15	14
6.000% due 07/25/2037	1,504	689

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.657% due 01/25/2035 ~	126	116
5.149% due 05/25/2036 •	55	50
5.219% due 08/25/2035 •	69	66

Citigroup Mortgage Loan Trust
6.246% due 08/25/2035 ~	52	47
6.500% due 06/25/2054 ~	2,026	2,062
7.410% due 05/25/2035 •	1	1
7.560% due 09/25/2035 •	64	63

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	353	307

Countrywide Alternative Loan Resecuritization Trust
3.922% due 08/25/2037 ~	80	38

Countrywide Alternative Loan Trust
5.275% due 07/20/2046 •	241	200
5.349% due 09/25/2046 •	2,078	1,905
5.355% due 09/20/2046 •	5,447	4,682
5.369% due 05/25/2036 •	28	24
5.389% due 05/25/2035 •	395	365
5.409% due 05/25/2035 •	44	40
5.469% due 05/25/2035 •	107	88
5.469% due 09/25/2046 •	3,690	2,908
5.469% due 10/25/2046 •	305	230
5.489% due 07/25/2046 •	1,568	1,084
5.529% due 12/25/2035 •	143	129
5.649% due 10/25/2046 •	1,357	996
5.715% due 12/20/2035 •	405	374
6.250% due 11/25/2036	563	427

Countrywide Home Loan Mortgage Pass-Through Trust
4.746% due 11/25/2037 ~	290	273
4.844% due 09/25/2047 ~	221	204
5.334% due 09/25/2034 ~	115	104

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.429% due 05/25/2035 •	$364	$308
5.509% due 02/25/2035 •	34	32
5.549% due 04/25/2035 •	218	206
5.609% due 03/25/2035 •	27	24
5.629% due 02/25/2035 •	240	224
5.649% due 02/25/2035 •	6	5
5.649% due 03/25/2036 •	10	2
5.669% due 02/25/2036 •	12	4
6.009% due 06/19/2031 ~	2	2
6.125% due 07/19/2031 ~	3	3

Credit Suisse First Boston Mortgage Securities Corp.
5.820% due 06/25/2033 ~	3	3

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	1,053	889
4.699% due 05/27/2053 ~	4,384	3,609
6.079% due 04/25/2037 þ	1,751	483

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.069% due 10/25/2036 •	6	5

Fannie Mae
1.500% due 02/25/2036 (a)	39,788	2,187

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	4	4

Freddie Mac Multifamily Structured Pass Through Certificates
4.660% due 01/25/2031	6,100	6,226

GreenPoint Mortgage Funding Trust
5.369% due 12/25/2046 •	1,169	1,098
5.509% due 04/25/2036 •	381	332

GreenPoint Mortgage Funding Trust Pass-Through Certificates
7.365% due 10/25/2033 ~	7	7

GS Mortgage Securities Corp. Trust
6.294% due 07/15/2031 •	2,000	1,648

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~	15,065	13,212

GSR Mortgage Loan Trust
4.393% due 04/25/2036 ~	120	80
5.096% due 06/25/2034 ~	7	7
5.489% due 08/25/2046 •	2,056	488

HarborView Mortgage Loan Trust
3.317% due 11/19/2034 ~	20	15
5.339% due 03/19/2037 •	195	179
5.519% due 05/19/2046 •	510	159
6.031% due 08/19/2036 ~	20	20
6.063% due 08/19/2034 ~	515	482

HomeBanc Mortgage Trust
5.829% due 08/25/2029 •	63	61

IndyMac Adjustable Rate Mortgage Trust
6.516% due 01/25/2032 ~	1	1

IndyMac INDA Mortgage Loan Trust
5.569% due 11/25/2035 •	84	50

IndyMac INDX Mortgage Loan Trust
3.259% due 01/25/2036 ~	165	143
3.679% due 01/25/2036 ~	1	0
3.953% due 08/25/2035 ~	392	288
4.122% due 08/25/2036 ~	6,625	5,634
4.593% due 12/25/2034 ~	2	2
5.269% due 06/25/2037 •	286	102
5.389% due 05/25/2046 •	473	422
5.449% due 04/25/2035 •	41	33
5.449% due 07/25/2035 •	327	301
5.609% due 02/25/2035 •	59	55

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	4,078	3,586
3.000% due 04/25/2052 ~	5,680	4,997
3.000% due 05/25/2052 ~	6,597	5,790
5.748% due 10/25/2035 ~	458	430
5.869% due 12/25/2049 •	1,427	1,365
5.919% due 08/25/2049 •	751	722

Lehman XS Trust
5.609% due 11/25/2046 •	1,568	1,195

Luminent Mortgage Trust
5.329% due 12/25/2036 •	230	217

MASTR Adjustable Rate Mortgages Trust
5.449% due 05/25/2037 •	338	141
5.569% due 05/25/2047 •	9	9
5.649% due 05/25/2047 •	3,350	2,708

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	$66	$47

MASTR Seasoned Securitization Trust
5.227% due 10/25/2032 ~	45	41

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911% due 11/15/2031 •	59	57
6.091% due 11/15/2031 •	7	7

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651% due 12/15/2030 •	69	66
5.691% due 06/15/2030 •	53	51

Merrill Lynch Alternative Note Asset Trust
5.569% due 03/25/2037 •	858	210

Merrill Lynch Mortgage Investors Trust
5.442% due 10/25/2028 •	5	5
5.551% due 04/25/2035 ~	3	3
6.262% due 01/25/2029 ~	535	465

Morgan Stanley Mortgage Loan Trust
5.479% due 02/25/2047 •	771	302
5.557% due 07/25/2035 ~	301	250

Mortgage Equity Conversion Asset Trust
4.360% due 02/25/2042 •	589	578
4.400% due 01/25/2042 •	5,032	4,945
4.410% due 05/25/2042 •	2,832	2,773

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	5,079	4,891

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	94	93

OBX Trust
3.000% due 01/25/2052 ~	2,688	2,359

Prime Mortgage Trust
5.369% due 02/25/2034 •	7	6

Residential Accredit Loans, Inc. Trust
4.404% due 08/25/2035 ~	424	166
5.509% due 05/25/2046 •	346	274

Residential Funding Mortgage Securities, Inc. Trust
6.092% due 09/25/2035 ~	608	416

Sequoia Mortgage Trust
5.133% due 01/20/2047 ~	256	188
5.719% due 04/19/2027 •	5	4
5.779% due 10/19/2026 •	4	4
5.835% due 10/20/2027 •	55	54

Structured Adjustable Rate Mortgage Loan Trust
4.024% due 01/25/2035 ~	61	61
4.274% due 11/25/2035 ~	159	145
4.953% due 08/25/2035 ~	4	4
5.235% due 07/25/2035 ~	16	14
5.704% due 06/25/2034 •	169	162
6.546% due 07/25/2034 ~	11	10
6.626% due 10/25/2037 •	716	661

Structured Asset Mortgage Investments Trust
5.229% due 03/25/2037 •	61	23
5.349% due 06/25/2036 •	50	48
5.389% due 05/25/2036 •	360	242
5.429% due 05/25/2045 •	416	369
5.569% due 08/25/2036 •	2,029	1,477
5.579% due 07/19/2035 •	438	420
5.739% due 09/19/2032 •	142	137
5.739% due 10/19/2034 •	33	32
5.779% due 03/19/2034 •	154	146
6.750% due 05/02/2030 ~	49	0

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
7.352% due 06/25/2033 ~	1	1

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	860	210
6.470% due 09/25/2036 þ	9,085	247
6.515% due 07/25/2037 þ	1,376	524

Thornburg Mortgage Securities Trust
6.751% due 06/25/2043 ~	68	65

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	5,966	5,736

WaMu Mortgage Pass-Through Certificates Trust
3.843% due 04/25/2037 ~	460	409
4.240% due 12/25/2036 ~	432	392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.957% due 12/25/2035 ~	$83	$77
5.489% due 11/25/2045 •	380	360
5.549% due 10/25/2045 •	25	25
5.609% due 01/25/2045 •	83	81
5.609% due 07/25/2045 •	14	14
5.629% due 01/25/2045 •	236	238
5.963% due 11/25/2046 •	110	92
5.969% due 07/25/2044 •	41	39
6.006% due 03/25/2034 ~	2	2
6.019% due 12/25/2045 •	709	609
6.123% due 02/25/2046 •	436	403
6.265% due 08/25/2033 ~	93	91
6.323% due 11/25/2042 •	13	12
6.373% due 01/25/2047 •	483	436
6.523% due 06/25/2042 •	66	61
6.523% due 08/25/2042 •	159	152
6.577% due 09/25/2033 ~	44	44

Washington Mutual Mortgage Pass-Through Certificates Trust
6.578% due 11/25/2030 ~	20	21
6.768% due 07/25/2036 þ	2,154	506

Wells Fargo Mortgage-Backed Securities Trust
7.323% due 07/25/2034 ~	6	6

Total Non-Agency Mortgage-Backed Securities (Cost $127,931)		112,988

ASSET-BACKED SECURITIES 14.8%

ABFC Trust
5.669% due 06/25/2034 •	100	100
5.989% due 03/25/2032 •	123	122

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	515	394

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •	124	47
5.629% due 11/25/2035 •	159	166
6.019% due 07/25/2034 •	107	104

AFC Home Equity Loan Trust
5.779% due 06/25/2029 •	122	97

AGL CLO Ltd.
6.744% due 07/20/2034 •	3,900	3,904

Amortizing Residential Collateral Trust
5.669% due 10/25/2031 •	65	64

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.909% due 06/25/2029 •	150	148

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •	3,200	3,207

Apidos CLO
6.477% due 07/17/2030 •	2,799	2,799
6.648% due 07/16/2031 •	2,770	2,773

Ares CLO Ltd.
6.594% due 04/22/2031 •	3,377	3,383
6.606% due 04/17/2033 •	3,400	3,403

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.704% due 10/25/2035 •	1,483	1,458

Asset-Backed Securities Corp. Home Equity Loan Trust
5.049% due 05/25/2037 •	1	1
5.731% due 06/15/2031 •	183	181

Atlas Senior Loan Fund Ltd.
6.725% due 10/24/2031 •	2,712	2,715

Bayview Financial Acquisition Trust
5.485% due 05/28/2037 •	614	593

Bear Stearns Asset-Backed Securities Trust
5.769% due 09/25/2046 •	424	406
5.924% due 02/25/2034 •	322	323
6.469% due 11/25/2042 •	114	114
6.632% due 06/25/2043 ~	7	7

Betony CLO Ltd.
6.597% due 04/30/2031 •	1,351	1,352

BlueMountain CLO Ltd.
6.724% due 10/22/2030 •	1,117	1,118

Carlyle Global Market Strategies CLO Ltd.
6.517% due 04/17/2031 •	417	417
6.703% due 07/15/2031 •	1,699	1,701

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	115

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •	$1,952	$1,952

CBAM Ltd.
6.794% due 07/20/2030 •	1,396	1,397

Centex Home Equity Loan Trust
5.269% due 01/25/2032 •	43	43
5.819% due 01/25/2032 •	160	169

Chase Funding Trust
5.569% due 07/25/2033 •	20	20
5.609% due 08/25/2032 •	357	352
5.629% due 11/25/2032 •	35	35

CIFC Funding Ltd.
6.494% due 04/20/2030 •	611	611
6.495% due 10/24/2030 •	3,569	3,572
6.584% due 04/20/2031 •	778	778
6.742% due 07/17/2037 •	5,000	5,016
6.744% due 10/22/2031 •	3,165	3,168

Citigroup Global Markets Mortgage Securities
6.319% due 01/25/2032 •	84	84

Citigroup Mortgage Loan Trust
5.029% due 07/25/2045 •	129	91

Countrywide Asset-Backed Certificates Trust
5.109% due 07/25/2037 •	756	706
5.169% due 09/25/2037 •	417	379
5.869% due 10/25/2047 •	723	683
5.969% due 09/25/2032 •	831	844

Credit Suisse First Boston Mortgage Securities Corp.
4.025% due 08/25/2032 •	95	91

Credit-Based Asset Servicing & Securitization Trust
3.193% due 01/25/2037 •	247	74

Delta Funding Home Equity Loan Trust
6.031% due 09/15/2029 •	7	6

Dryden CLO Ltd.
6.511% due 04/18/2031 •	3,147	3,149

Dryden Senior Loan Fund
6.533% due 04/15/2031 •	3,686	3,693

Ellington Loan Acquisition Trust
6.019% due 05/25/2037 •	800	791
6.069% due 05/25/2037 •	343	335

Elmwood CLO Ltd.
6.916% due 01/17/2034 •	2,100	2,100
6.986% due 12/11/2033 •	4,100	4,111

EMC Mortgage Loan Trust
5.709% due 05/25/2040 •	106	105

Encore Credit Receivables Trust
5.659% due 07/25/2035 •	2,147	2,102

EquiFirst Mortgage Loan Trust
5.449% due 01/25/2034 •	60	59

Fremont Home Loan Trust
5.449% due 08/25/2036 •	5,872	1,875

Galaxy CLO Ltd.
6.533% due 10/15/2030 •	3,243	3,246

Gallatin CLO Ltd.
6.653% due 07/15/2031 •	3,746	3,751

GE-WMC Mortgage Securities Trust
5.049% due 08/25/2036 •	33	14

GMAC Mortgage Corp. Loan Trust
5.449% due 01/25/2029 •	14	12

GoldenTree Loan Management U.S. CLO Ltd.
6.952% due 01/20/2034 •	2,000	2,005

Golub Capital Partners CLO Ltd.
6.564% due 04/20/2031 •	428	428

GSAMP Trust
2.437% due 10/25/2036 •	7,475	38
5.109% due 12/25/2036 •	889	482
5.769% due 02/25/2033 •	44	44

Halseypoint CLO Ltd.
6.894% due 01/20/2033 •	1,300	1,302

Home Equity Mortgage Loan Asset-Backed Trust
5.189% due 04/25/2037 •	578	444

JP Morgan Mortgage Acquisition Trust
5.129% due 08/25/2036 •	34	15
5.229% due 03/25/2037 •	85	84

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO Ltd.
6.481% due 07/18/2030 •	$1,387	$1,388
6.563% due 04/15/2031 •	728	728

LCM Ltd.
6.624% due 04/20/2031 •	4,968	4,972

Long Beach Mortgage Loan Trust
5.529% due 10/25/2034 •	59	58
6.019% due 10/25/2034 •	33	30
6.394% due 03/25/2032 •	102	109

Madison Park Funding Ltd.
6.495% due 07/27/2031 •	1,210	1,216

Magnetite Ltd.
6.746% due 01/25/2032 •	852	853
6.835% due 10/25/2033 •	4,000	4,002

Marathon CLO Ltd.
6.501% due 04/15/2032 •	2,096	2,098

MASTR Asset-Backed Securities Trust
5.719% due 12/25/2034 •	396	397

Merrill Lynch Mortgage Investors Trust
5.089% due 10/25/2037 •	963	149
5.129% due 09/25/2037 •	123	25
5.689% due 06/25/2035 •	18	22

MF1 LLC
7.115% due 06/19/2037 •	2,975	2,979

MF1 Ltd.
6.209% due 10/16/2036 •	4,183	4,167

MidOcean Credit CLO
6.440% due 02/20/2031 •	3,160	3,164

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •	201	55
5.750% due 04/25/2037 ~	467	231
6.000% due 02/25/2037 ~	658	373

Mountain View CLO LLC
6.588% due 01/16/2031 •	258	258
6.638% due 10/16/2029 •	525	526

Mountain View CLO Ltd.
6.683% due 07/15/2031 •	2,627	2,629

Nassau Ltd.
6.813% due 01/15/2030 •	299	299

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •	4,059	4,062
6.873% due 10/24/2032 •	2,700	2,703

Newark BSL CLO Ltd.
6.516% due 07/25/2030 •	4,938	4,946
6.625% due 12/21/2029 •	911	912

NovaStar Mortgage Funding Trust
5.229% due 03/25/2037 •	1,417	910

OCP CLO Ltd.
6.523% due 07/15/2030 •	2,304	2,307

Option One Mortgage Loan Trust
5.109% due 01/25/2037 •	467	276
5.749% due 02/25/2035 •	1,336	1,269

Option One Mortgage Loan Trust Asset-Backed Certificates
5.659% due 11/25/2035 •	196	188

OZLM Ltd.
6.432% due 07/20/2030 •	1,550	1,552

Palmer Square CLO Ltd.
6.832% due 10/20/2033 •	4,600	4,600

Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •	645	646

PRET LLC
3.721% due 07/25/2051 þ	5,989	5,942

Rad CLO Ltd.
6.875% due 01/25/2033 •	2,500	2,500

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	625	632

Renaissance Home Equity Loan Trust
3.838% due 08/25/2033 •	160	148
5.689% due 11/25/2034 •	118	103
5.729% due 12/25/2032 •	15	14
6.169% due 08/25/2032 •	228	220

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products Trust
5.569% due 03/25/2036 •	$41	$41
5.914% due 09/25/2035 •	1,728	1,704

Residential Asset Securities Corp. Trust
5.259% due 06/25/2033 •	39	36

Romark CLO Ltd.
6.575% due 10/23/2030 •	16,246	16,269

SACO Trust
5.489% due 06/25/2036 •	20	20

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •	2,061	470

Silver Rock CLO Ltd.
7.062% due 10/20/2033 •	1,820	1,823

SLM Student Loan Trust
6.831% due 12/15/2033 •	1,111	1,098

Soundview Home Loan Trust
5.089% due 11/25/2036 •	58	16

Structured Asset Investment Loan Trust
5.899% due 06/25/2035 •	8,663	8,327
6.244% due 12/25/2034 •	976	963

Structured Asset Securities Corp. Trust
5.659% due 09/25/2035 •	405	387

Symphony CLO Ltd.
6.483% due 01/23/2032 •	944	944
6.875% due 04/25/2034 •	4,200	4,206

TIAA CLO Ltd.
6.698% due 01/16/2031 •	240	240

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~	74	73

Venture CLO Ltd.
6.674% due 04/20/2032 •	4,900	4,905

Total Asset-Backed Securities (Cost $199,269)		187,533

SHORT-TERM INSTRUMENTS 0.5%

U.S. TREASURY BILLS 0.5%
4.977% due 11/05/2024 - 12/05/2024 (c)(d)(i)	5,836	5,795

Total Short-Term Instruments (Cost $5,792)		5,795

Total Investments in Securities (Cost $5,414,865)		5,320,422

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	585,167	5,698

Total Short-Term Instruments (Cost $5,697)		5,698

Total Investments in Affiliates (Cost $5,697)		5,698

Total Investments 419.9% (Cost $5,420,562)		$5,326,120

Financial Derivative Instruments (g)(h) 0.2% (Cost or Premiums, net $7,709)		2,432

Other Assets and Liabilities, net (320.1)%		(4,060,120)

Net Assets 100.0%		$1,268,432

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	4.950%	09/30/2024	10/01/2024	$(29,200)	$(29,204)

Total Reverse Repurchase Agreements					$(29,204)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (67.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2054	$246,300	$(206,446)	$(203,977)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2054	99,0000	(89,700)	(88,868)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	249,100	(230,607)	(232,178)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2039	22,900	(22,824)	(22,741)
Uniform Mortgage-Backed Security, TBA	6.500	10/01/2054	299,700	(308,585)	(309,005)

Total Short Sales (67.5)%				$(858,162)	$(856,769)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(29,204)	$0	$(29,204)	$28,976	$(228)

Total Borrowings and Other Financing Transactions	$0	$(29,204)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(29,204)	$0	$0	$0	$(29,204)

Total Borrowings	$(29,204)	$0	$0	$0	$(29,204)

Payable for reverse repurchase agreements					$(29,204)

(f)	Securities with an aggregate market value of $28,976 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	117

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(6,029) at a weighted average interest rate of (0.117)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	7,252	$796,870	$(1,992)	$481	$(2,663)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	383	50,975	(1,621)	66	(299)

				$(3,613)	$547	$(2,962)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2024	6,509	$(743,857)	$(1,822)	$2,949	$(560)
U.S. Treasury 10-Year Ultra December Futures	12/2024	6,853	(810,688)	(1,894)	3,534	(1,017)

				$(3,716)	$6,483	$(1,577)

Total Futures Contracts				$(7,329)	$7,030	$(4,539)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.600%	Annual	02/02/2025	$157,000	$210	$652	$862	$31	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	288,000	608	2,388	2,996	63	0
Pay	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/05/2025	288,000	(294)	(1,258)	(1,552)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	272,000	216	1,239	1,455	57	0
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025	64,300	77	(331)	(254)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	24,200	44	129	173	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	23,500	(21)	154	133	38	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	45	199	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	11	186	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	237	784	114	0
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	1,334	1,141	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	1,254	1,120	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	529	475	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	1,702	1,494	0	(127)
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(2,832)	(2,509)	202	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	1,341	1,075	0	(115)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	1,978	1,690	0	(131)
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	584	501	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(859)	(30)	61	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	47,300	210	381	591	0	(141)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	6,900	145	(258)	(113)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	14,000	301	67	368	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	13,800	289	(69)	220	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	10,500	232	(113)	119	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	60,000	(459)	(1,015)	(1,474)	182	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	2,838	2,838	77	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	130	229	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	368	368	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	23	63	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	(62)	(8)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	(11)	83	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	33,500	(125)	(926)	(1,051)	106	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	53,100	3,273	(1,811)	1,462	206	0

Total Swap Agreements						$5,795	$7,839	$13,634	$1,500	$(1,008)

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7,030	$1,500	$8,530	$0	$(4,539)	$(1,008)	$(5,547)

Cash of $43,334 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	2.780%	02/05/2025	23,000	$ 267	$135
	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.480	02/05/2025	23,000	267	183

DUB	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.250	11/29/2024	23,500	561	9
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/28/2025	66,600	386	3

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.300	03/13/2025	34,500	62	0

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.250	10/24/2024	81,800	68	0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.500	01/21/2025	107,000	118	0
	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.500	10/08/2024	45,500	258	695
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.970	10/08/2024	45,500	322	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.014	10/08/2024	80,400	531	0

Total Purchased Options							$ 2,840	$1,025

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.109	10/08/2024	47,500	$(252)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.109	10/08/2024	47,500	(228)	(933)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	91.125	10/08/2024	29,500	(166)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.125	10/08/2024	29,500	(141)	(575)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	34,500	(119)	(67)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054	98.484	10/08/2024	8,000	(17)	(1)

Total Written Options					$(923)	$(1,576)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements						$(3)	$3	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	119

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BRC	$0	$318	$0	$318	$0	$0	$0	$0	$318	$(530)	$(212)
DUB	0	12	0	12	0	0	0	0	12	(190)	(178)
GLM	0	0	0	0	0	0	0	0	0	(60)	(60)
JPM	0	0	0	0	0	(933)	0	(933)	(933)	1,108	175
MYC	0	695	0	695	0	0	0	0	695	(949)	(254)
SAL	0	0	0	0	0	(643)	0	(643)	(643)	834	191

Total Over the Counter	$0	$1,025	$0	$1,025	$0	$(1,576)	$0	$(1,576)

(i)

Securities with an aggregate market value of $1,942 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,030	$7,030
Swap Agreements	0	0	0	0	1,500	1,500

	$0	$0	$0	$0	$8,530	$8,530

Over the counter
Purchased Options	$0	$0	$0	$0	$1,025	$1,025

	$0	$0	$0	$0	$9,555	$9,555

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,539	$4,539
Swap Agreements	0	0	0	0	1,008	1,008

	$0	$0	$0	$0	$5,547	$5,547

Over the counter
Written Options	$0	$0	$0	$0	$1,576	$1,576

	$0	$0	$0	$0	$7,123	$7,123

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(31,550)	$(31,550)
Swap Agreements	0	0	0	0	2,277	2,277

	$0	$0	$0	$0	$(29,273)	$(29,273)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,897)	$(1,897)
Written Options	0	0	0	0	6,855	6,855

	$0	$0	$0	$0	$4,958	$4,958

	$0	$0	$0	$0	$(24,315)	$(24,315)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,824	$3,824
Swap Agreements	0	0	0	0	(5,596)	(5,596)

	$0	$0	$0	$0	$(1,772)	$(1,772)

Over the counter
Purchased Options	$0	$0	$0	$0	$(876)	$(876)
Written Options	0	0	0	0	(2,508)	(2,508)

	$0	$0	$0	$0	$(3,384)	$(3,384)

	$0	$0	$0	$0	$(5,156)	$(5,156)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53	$0	$53
Industrials	0	609	0	609
Municipal Bonds & Notes
Texas	0	4,311	0	4,311
U.S. Government Agencies	0	4,932,494	30	4,932,524
U.S. Treasury Obligations	0	76,609	0	76,609
Non-Agency Mortgage-Backed Securities	0	112,988	0	112,988
Asset-Backed Securities	0	187,533	0	187,533
Short-Term Instruments
U.S. Treasury Bills	0	5,795	0	5,795

	$0	$5,320,392	$30	$5,320,422

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,698	$0	$0	$5,698

Total Investments	$5,698	$5,320,392	$30	$5,326,120

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(856,769)	$0	$(856,769)

	$0	$(856,769)	$0	$(856,769)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	8,530	0	8,530
Over the counter	0	1,025	0	1,025

	$0	$9,555	$0	$9,555

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,547)	0	(5,547)
Over the counter	0	(1,576)	0	(1,576)

	$0	$(7,123)	$0	$(7,123)

Total Financial Derivative Instruments	$0	$2,432	$0	$2,432

Totals	$5,698	$4,466,055	$30	$4,471,783

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	121

Schedule of Investments	PIMCO Municipal Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.1%

MUNICIPAL BONDS & NOTES 95.1%

ARIZONA 3.2%

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
5.000% due 07/01/2049	$1,250	$1,317

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023
5.000% due 01/01/2050	2,000	2,198

		3,515

ARKANSAS 1.4%

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	1,500	1,495

CALIFORNIA 8.7%

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	500	543

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	445	459

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	810	760

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	1,250	1,238

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,064

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,900	1,903

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	2,300	2,481

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	1,004

		9,452

COLORADO 1.0%

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	1,000	1,086

CONNECTICUT 2.7%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	2,984

DISTRICT OF COLUMBIA 1.5%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2049 (a)	500	557

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.250% due 10/01/2053	1,000	1,075

		1,632

FLORIDA 4.3%

JEA Water & Sewer System, Florida Revenue Bonds, Series 2024
5.250% due 10/01/2049	1,000	1,120

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,500	1,506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	$1,000	$974

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,038

		4,638

GEORGIA 0.9%

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2059	1,000	1,026

HAWAII 1.4%

Hawaii Airports System State Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,500	1,538

ILLINOIS 4.9%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	1,000	1,041

Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2035 (a)	1,000	1,141
5.000% due 05/01/2037	1,000	1,126

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,000	1,080

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	1,000	971

		5,359

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,000	972

LOUISIANA 0.7%

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 07/01/2040	685	767

MARYLAND 1.6%

Maryland Department of Transportation State Revenue Bonds, Series 2021
5.000% due 08/01/2034	1,600	1,750

MASSACHUSETTS 0.9%

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,000	1,030

MICHIGAN 5.2%

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	1,250	1,393

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2028	1,500	1,608
5.000% due 12/01/2031	2,385	2,634

		5,635

MINNESOTA 2.4%

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	2,500	2,612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 2.4%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	$1,000	$1,085

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (b)	980	637
0.000% due 06/01/2036 (b)	1,520	889

		2,611

NEW JERSEY 4.9%

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	1,000	1,105

New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,071

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2040	1,000	1,012

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	1,000	1,024

New Jersey Turnpike Authority Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000	1,132

		5,344

NEW YORK 11.8%

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 08/01/2042	3,100	3,268

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300	337
5.250% due 06/15/2053	400	446

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2048 (a)	1,000	1,102

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500	608

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	2,000	2,238

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2046	1,000	1,110

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (c)	695	676

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2063	1,000	1,085

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.000% due 06/30/2049	1,000	1,044

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	1,000	1,018

		12,932

OKLAHOMA 1.1%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2040	1,000	1,143

OREGON 1.0%

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	1,000	1,086

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 13.7%

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2039	$2,500	$2,510

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2037	1,000	1,034

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022
4.000% due 05/01/2056	1,000	935

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	1,875	1,974

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	1,000	1,058

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2041	3,000	3,018

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2040	1,000	1,041

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,250	3,436

		15,006

RHODE ISLAND 1.0%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2043	1,000	1,084

TENNESSEE 1.0%

Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 10.8%

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2038	$150	$165

Houston, Texas General Obligation Bonds, Series 2024
5.250% due 03/01/2049	1,000	1,119

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	1,000	1,038

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	1,550	1,551

Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	1,115	1,219

SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,093

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023
5.500% due 02/01/2050	1,000	1,132

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2042	900	1,007

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	1,000	1,026

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800	859
5.000% due 10/15/2058	500	542

		11,751

UTAH 1.2%

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	1,200	1,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 2.3%

Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022
4.000% due 07/01/2057	$2,500	$2,453

WASHINGTON 0.9%

Port of Seattle, Washington Revenue Bonds, Series 2021
4.000% due 08/01/2041	1,000	1,003

WISCONSIN 1.3%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	1,500	1,454

Total Municipal Bonds & Notes (Cost $102,715)		103,829

Total Investments in Securities (Cost $102,715)		103,829

	SHARES
INVESTMENTS IN AFFILIATES 8.2%

SHORT-TERM INSTRUMENTS 8.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%

PIMCO Short-Term Floating NAV Portfolio III	922,775	8,985

Total Short-Term Instruments (Cost $8,979)		8,985

Total Investments in Affiliates (Cost $8,979)		8,985

Total Investments 103.3% (Cost $111,694)		$112,814

Other Assets and Liabilities, net (3.3)%		(3,645)

Net Assets 100.0%		$109,169

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$ 768	$676	0.62%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$3,515	$0	$3,515
Arkansas	0	1,495	0	1,495
California	0	9,452	0	9,452
Colorado	0	1,086	0	1,086
Connecticut	0	2,984	0	2,984

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
District of Columbia	$0	$1,632	$0	$1,632
Florida	0	4,638	0	4,638
Georgia	0	1,026	0	1,026
Hawaii	0	1,538	0	1,538
Illinois	0	5,359	0	5,359
Indiana	0	972	0	972
Louisiana	0	767	0	767

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	123

Schedule of Investments	PIMCO Municipal Portfolio	(Cont.)	September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Maryland	$0	$1,750	$0	$1,750
Massachusetts	0	1,030	0	1,030
Michigan	0	5,635	0	5,635
Minnesota	0	2,612	0	2,612
Nevada	0	2,611	0	2,611
New Jersey	0	5,344	0	5,344
New York	0	12,932	0	12,932
Oklahoma	0	1,143	0	1,143
Oregon	0	1,086	0	1,086
Pennsylvania	0	15,006	0	15,006
Rhode Island	0	1,084	0	1,084
Tennessee	0	1,124	0	1,124
Texas	0	11,751	0	11,751

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Utah	$0	$1,347	$0	$1,347
Virginia	0	2,453	0	2,453
Washington	0	1,003	0	1,003
Wisconsin	0	1,454	0	1,454

	$0	$103,829	$0	$103,829

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,985	$0	$0	$8,985

Total Investments	$8,985	$103,829	$0	$112,814

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.2%

U.S. TREASURY OBLIGATIONS 177.8%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2025	$11,446	$11,243
0.125% due 10/15/2025	27,274	26,747
0.125% due 04/15/2026 (c)	37,060	36,035
0.125% due 07/15/2026 (c)	37,134	36,204
0.125% due 10/15/2026	17,933	17,441
0.125% due 04/15/2027	17,267	16,626
0.125% due 01/15/2030	26,785	24,999
0.125% due 07/15/2030 (c)	36,312	33,778
0.125% due 01/15/2031 (c)	32,429	29,810
0.125% due 07/15/2031 (c)	39,149	35,828
0.125% due 01/15/2032	18,881	17,072
0.125% due 02/15/2051	8,734	5,523
0.125% due 02/15/2052	7,570	4,715
0.250% due 01/15/2025	15,577	15,386
0.250% due 07/15/2029	11,681	11,087
0.250% due 02/15/2050	8,539	5,675
0.375% due 07/15/2025	18,428	18,165
0.375% due 01/15/2027	23,698	23,028
0.375% due 07/15/2027 (c)	34,716	33,765
0.500% due 01/15/2028	23,335	22,599
0.625% due 01/15/2026 (c)	39,447	38,694
0.625% due 07/15/2032 (c)	32,368	30,321
0.625% due 02/15/2043	10,671	8,575
0.750% due 07/15/2028	14,660	14,339
0.750% due 02/15/2042	13,391	11,173
0.750% due 02/15/2045	18,486	14,793
0.875% due 01/15/2029 (c)	31,016	30,288
0.875% due 02/15/2047	15,544	12,496
1.000% due 02/15/2046	13,367	11,151

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 02/15/2048	$8,877	$7,302
1.000% due 02/15/2049	9,624	7,861
1.125% due 01/15/2033 (c)	45,720	44,135
1.250% due 04/15/2028	9,018	8,935
1.375% due 07/15/2033 (c)	31,794	31,357
1.375% due 02/15/2044	14,494	13,234
1.500% due 02/15/2053	10,052	9,097
1.625% due 10/15/2027 (c)	37,056	37,307
1.750% due 01/15/2028	3,076	3,102
1.750% due 01/15/2034	15,758	15,941
1.875% due 07/15/2034 (c)	13,432	13,766
2.125% due 04/15/2029 (c)	5,796	5,959
2.125% due 02/15/2040	1,455	1,520
2.125% due 02/15/2041	8,373	8,769
2.125% due 02/15/2054	9,531	9,921
2.375% due 01/15/2027	10,762	10,940
2.375% due 10/15/2028 (c)	25,877	26,882
3.625% due 04/15/2028	5,367	5,753
3.875% due 04/15/2029	3,457	3,817

Total U.S. Treasury Obligations (Cost $862,944)		863,154

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.249% due 01/25/2035 •	34	32

Merrill Lynch Mortgage Investors Trust
5.389% due 07/25/2030 •	142	131

Total Non-Agency Mortgage-Backed Securities (Cost $170)		163

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.3%
		$1,556

Total Short-Term Instruments (Cost $1,556)		1,556

Total Investments in Securities (Cost $864,670)		864,873

	SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	111,664	1,087

Total Short-Term Instruments (Cost $1,087)		1,087

Total Investments in Affiliates (Cost $1,087)		1,087

Total Investments 178.3% (Cost $865,757)		$865,960

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $(17))		(69)

Other Assets and Liabilities, net (78.3)%		(380,363)

Net Assets 100.0%		$485,528

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.900%	09/30/2024	10/10/2024	$1,556	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2031	$(1,555)	$1,556	$1,556

Total Repurchase Agreements						$(1,555)	$1,556	$1,556

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	5.040%	09/19/2024	10/03/2024	$(33,716)	$(33,773)
BSN	5.030	09/19/2024	10/10/2024	(100,587)	(100,756)
DEU	4.900	09/26/2024	10/03/2024	(13,802)	(13,811)
	4.990	09/24/2024	10/01/2024	(2,940)	(2,943)
	5.030	10/01/2024	10/08/2024	(3,146)	(3,147)
	5.200	09/30/2024	10/03/2024	(731)	(731)
JPS	5.020	09/30/2024	10/01/2024	(37,605)	(37,610)
NOM	5.300	09/10/2024	10/08/2024	(159,901)	(160,395)
	5.300	09/23/2024	10/08/2024	(37,703)	(37,747)

Total Reverse Repurchase Agreements					$(390,913)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	125

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(33,773)	$0	$(33,773)	$33,765	$(8)
BSN	0	(100,756)	0	(100,756)	100,669	(87)
DEU	1,556	(20,632)	0	(19,076)	15,881	(3,195)
JPS	0	(37,610)	0	(37,610)	37,299	(311)
NOM	0	(198,142)	0	(198,142)	197,715	(427)

Total Borrowings and Other Financing Transactions	$1,556	$(390,913)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(40,553)	$(347,213)	$0	$0	$(387,766)

Total Borrowings	$(40,553)	$(347,213)	$0	$0	$(387,766)

Payable for reverse repurchase agreements (4)					$(387,766)

(c)	Securities with an aggregate market value of $387,739 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(323,330) at a weighted average interest rate of 5.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(3,147) is outstanding at period end.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Euro-Schatz November 2024 Futures	EUR 107,300	10/25/2024	128	$128	$(20)	$(19)

Total Written Options					$(20)	$(19)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	183	$20,109	$32	$0	$(60)
U.S. Treasury 10-Year Ultra December Futures	12/2024	72	8,517	(33)	0	(37)

				$(1)	$0	$(97)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	61	$	(8,119)	$64	$48	$0

Total Futures Contracts					$63	$48	$(97)

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	CPTFEMU	2.975%	Maturity	08/15/2027	EUR 900	$3	$(17)	$(14)	$0	$(1)

Total Swap Agreements						$3	$(17)	$(14)	$0	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$48	$0	$48	$(19)	$(97)	$(1)	$(117)

Cash of $802 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin liability of $(4) is outstanding at period end

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$48	$48

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	97	97
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$117	$117

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$94	$94
Futures	0	0	0	0	385	385
Swap Agreements	0	0	0	0	(7)	(7)

	$0	$0	$0	$0	$472	$472

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1
Written Options	0	0	0	0	222	222

	$0	$0	$0	$1	$222	$223

	$0	$0	$0	$1	$694	$695

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	127

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(69)	$(69)
Futures	0	0	0	0	66	66
Swap Agreements	0	0	0	0	(4)	(4)

	$0	$0	$0	$0	$(7)	$(7)

Over the counter
Written Options	$0	$0	$0	$0	$(223)	$(223)

	$0	$0	$0	$0	$(230)	$(230)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$863,154	$0	$863,154
Non-Agency Mortgage-Backed Securities	0	163	0	163
Short-Term Instruments
Repurchase Agreements	0	1,556	0	1,556

	$0	$864,873	$0	$864,873

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,087	$0	$0	$1,087

Total Investments	$1,087	$864,873	$0	$865,960

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$48	$0	$48

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(19)	$(98)	$0	$(117)

Total Financial Derivative Instruments	$(19)	$(50)	$0	$(69)

Totals	$1,068	$864,823	$0	$865,891

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Sector Fund Series - AM	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 324.9%

U.S. GOVERNMENT AGENCIES 281.8%

Fannie Mae
3.000% due 10/25/2051 (a)	$2,098	$349
4.880% due 06/01/2028	500	514

Freddie Mac
3.000% due 10/25/2049 (a)	3,192	442

Ginnie Mae
2.500% due 06/20/2052 (c)	2,958	2,608
3.000% due 05/20/2052	2,744	2,503
3.500% due 05/20/2052	2,931	2,754
4.000% due 03/20/2054 (c)	997	964
4.500% due 07/20/2054 (c)	597	590
5.000% due 03/20/2053 (c)	3,354	3,385
5.500% due 03/20/2036 - 05/20/2036 (c)	2,459	2,545
6.395% due 08/20/2053 •	1,879	1,885

Uniform Mortgage-Backed Security
2.000% due 04/01/2037 - 02/01/2052 (c)	5,821	4,905
2.500% due 06/01/2037 - 09/01/2051 (c)	3,558	3,117
3.000% due 05/01/2050	2,489	2,239
4.000% due 07/01/2054 (c)	1,975	1,897
4.500% due 12/01/2052 - 09/01/2054 (c)	9,473	9,317
4.500% due 07/01/2053	19,606	19,281
5.000% due 11/01/2053 (c)	4,456	4,455
5.500% due 07/01/2054 - 09/01/2054 (c)	2,392	2,431
6.000% due 07/01/2054 (c)	2,995	3,090
6.500% due 08/01/2054 (c)	4,814	4,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.500% due 10/01/2039	$1,105	$1,082
4.000% due 10/01/2054	1,700	1,633

Total U.S. Government Agencies (Cost $75,527)		76,951

NON-AGENCY MORTGAGE-BACKED SECURITIES 42.4%

Citigroup Mortgage Loan Trust
6.630% due 07/25/2054 •	2,689	2,691

Fannie Mae
5.945% due 09/25/2041 •	1,434	1,431

Freddie Mac
2.500% due 04/25/2052 (a)	3,697	567
6.230% due 08/25/2054 •	974	980

Ginnie Mae
6.077% due 03/20/2070 •	363	362
6.245% due 08/20/2072 •	2,598	2,602
6.845% due 07/20/2071 •	996	1,011

MFA Trust
4.250% due 02/25/2066 ~	1,969	1,911

Total Non-Agency Mortgage-Backed Securities (Cost $11,468)		11,555

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (b) 0.7%
		199

Total Short-Term Instruments (Cost $199)		199

Total Investments in Securities (Cost $87,194)		88,705

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.8%

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%

PIMCO Short-Term Floating NAV Portfolio III	162,613	$1,583

Total Short-Term Instruments (Cost $1,583)		1,583

Total Investments in Affiliates (Cost $1,583)		1,583

Total Investments 330.7% (Cost $88,777)		$90,288

Financial Derivative Instruments (d)(e) (0.0)% (Cost or Premiums, net $(19))		(9)

Other Assets and Liabilities, net (230.7)%		(62,974)

Net Assets 100.0%		$27,305

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC SSB	2.200%	09/30/2024	10/01/2024	$199	U.S. Treasury Notes 4.875% due 04/30/2026	$(203)	$199	$199

Total Repurchase Agreements						$(203)	$199	$199

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.300%	09/16/2024	10/15/2024	$(25,387)	$(25,443)
BPS	5.200	09/30/2024	10/07/2024	(16,084)	(16,086)

Total Reverse Repurchase Agreements					$(41,529)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	129

Schedule of Investments	PIMCO Sector Fund Series - AM	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (124.5)%
Ginnie Mae, TBA	4.000%	10/01/2054	$400	$(389)	$(387)
Ginnie Mae, TBA	5.000	10/01/2054	500	(502)	(501)
Ginnie Mae, TBA	5.500	10/01/2054	1,200	(1,214)	(1,212)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2039	400	(367)	(366)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2054	2,300	(2,020)	(2,007)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2054	1,000	(907)	(898)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2054	25,100	(24,668)	(24,678)
Uniform Mortgage-Backed Security, TBA	5.000	10/01/2054	1,400	(1,405)	(1,399)
Uniform Mortgage-Backed Security, TBA	5.500	10/01/2054	1,100	(1,115)	(1,113)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2054	1,400	(1,433)	(1,431)

Total Short Sales (124.5)%				$(34,020)	$(33,992)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(25,443)	$0	$(25,443)	$26,019	$576
BPS	0	(16,086)	0	(16,086)	16,569	483
FICC SSB	199	0	0	199	(203)	(4)

Total Borrowings and Other Financing Transactions	$199	$(41,529)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(41,529)	$0	$0	$(41,529)

Total Borrowings	$0	$(41,529)	$0	$0	$(41,529)

Payable for reverse repurchase agreements					$(41,529)

(c)	Securities with an aggregate market value of $42,588 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(27,793) at a weighted average interest rate of 5.432%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$3,500	$16	$(44)	$(28)	$7	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	3,100	(36)	(66)	(102)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	1,400	(4)	(51)	(55)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	300	(4)	(8)	(12)	1	0

Total Swap Agreements						$(28)	$(169)	$(197)	$21	$(3)

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$21	$21	$0	$0	$(3)	$(3)

Cash of $281 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.500%	10/08/2024	1,500	$8	$23
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.970	10/08/2024	1,500	11	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.014	10/08/2024	2,600	17	0

							$36	$23

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2054	$97.367	10/08/2024	500	$2	$0

Total Purchased Options					$38	$23

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	USD-SOFRRATE	Pay	4.180%	10/08/2024	400	$ (1)	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054	$99.133	10/08/2024	500	$(1)	$0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	91.125	10/08/2024	2,500	(14)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.125	10/08/2024	2,500	(12)	(49)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2054	99.938	10/08/2024	500	(1)	(1)

					$(28)	$(50)

Total Written Options					$(29)	$(50)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
MYC	$0	$23	$0	$23	$0	$0	$0	$0	$23	$0	$23
SAL	0	0	0	0	0	(50)	0	(50)	(50)	0	(50)

Total Over the Counter	$0	$23	$0	$23	$0	$(50)	$0	$(50)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	131

Schedule of Investments	PIMCO Sector Fund Series - AM	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$21	$21

Over the counter
Purchased Options	$0	$0	$0	$0	$23	$23

	$0	$0	$0	$0	$44	$44

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$3	$3

Over the counter
Written Options	$0	$0	$0	$0	$50	$50

	$0	$0	$0	$0	$53	$53

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(23)	$(23)

Over the counter
Purchased Options	$0	$0	$0	$0	$(2)	$(2)
Written Options	0	0	0	0	7	7

	$0	$0	$0	$0	$5	$5

	$0	$0	$0	$0	$(18)	$(18)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(170)	$(170)

Over the counter
Purchased Options	$0	$0	$0	$0	$(15)	$(15)
Written Options	0	0	0	0	(21)	(21)

	$0	$0	$0	$0	$(36)	$(36)

	$0	$0	$0	$0	$(206)	$(206)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
U.S. Government Agencies	$0	$76,951	$0	$76,951
Non-Agency Mortgage-Backed Securities	0	11,555	0	11,555
Short-Term Instruments
Repurchase Agreements	0	199	0	199

	$0	$88,705	$0	$88,705

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,583	$0	$0	$1,583

Total Investments	$1,583	$88,705	$0	$90,288

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(33,992)	$0	$(33,992)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	21	0	21
Over the counter	0	23	0	23

	$0	$44	$0	$44

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)
Over the counter	0	(50)	0	(50)

	$0	$(53)	$0	$(53)

Total Financial Derivative Instruments	$0	$(9)	$0	$(9)

Totals	$1,583	$54,704	$0	$56,287

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	133

Schedule of Investments	PIMCO Sector Fund Series - H

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%

Cohesity
TBD% due 03/08/2031 «µ	$20	$20
TBD% due 03/08/2031 «	200	200

Cotiviti, Inc.
8.451% due 05/01/2031 «	75	75

Fortress Intermediate 3, Inc.
8.595% due 06/27/2031	100	100

LifePoint Health, Inc.
8.965% due 05/17/2031	50	50

Modena Buyer LLC
9.104% due 07/01/2031	125	120

Neptune Bidco U.S., Inc.
10.404% due 04/11/2029	60	56

Rockpoint Gas Storage Partners LP
TBD% due 09/12/2031	100	100

Scientific Games Holdings LP
8.318% (TSFR3M + 3.000%) due 04/04/2029 ~	25	25

Triton Water Holdings, Inc.
8.604% (TSFR3M + 4.000%) due 03/31/2028 ~	100	99

UKG, Inc.
8.555% (TSFR3M + 3.250%) due 02/10/2031 ~	50	50

Vistra Zero Operating Co. LLC
7.595% due 04/30/2031	100	100

Total Loan Participations and Assignments (Cost $994)		995

CORPORATE BONDS & NOTES 75.2%

BANKING & FINANCE 12.7%

Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	25	25
7.000% due 01/15/2031	75	77

Allied Universal Holdco LLC
4.625% due 06/01/2028	100	94

Ally Financial, Inc.
8.000% due 11/01/2031	50	57

Boost Newco Borrower LLC
7.500% due 01/15/2031	250	268

Brandywine Operating Partnership LP
8.875% due 04/12/2029	75	83

Brookfield Property REIT, Inc.
4.500% due 04/01/2027	66	64

Burford Capital Global Finance LLC
6.875% due 04/15/2030	200	200

Credit Acceptance Corp.
9.250% due 12/15/2028	25	27

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	75	76

Encore Capital Group, Inc.
8.500% due 05/15/2030	100	106
9.250% due 04/01/2029	25	27

Focus Financial Partners LLC
6.750% due 09/15/2031	50	51

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	75	75
5.875% due 04/15/2033 (a)	50	50
7.000% due 05/01/2031	100	106

Freedom Mortgage Corp.
12.000% due 10/01/2028	150	164

Freedom Mortgage Holdings LLC
9.125% due 05/15/2031	50	51

HAT Holdings LLC
3.375% due 06/15/2026	100	97

Hudson Pacific Properties LP
3.950% due 11/01/2027	50	45

Icahn Enterprises LP
5.250% due 05/15/2027	75	72
9.000% due 06/15/2030	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •	$75	$67

Jane Street Group
7.125% due 04/30/2031	150	159

Kennedy-Wilson, Inc.
4.750% due 03/01/2029	50	46

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029	50	49

LFS Topco LLC
5.875% due 10/15/2026	75	71

Midcap Financial Issuer Trust
6.500% due 05/01/2028	75	73

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032	150	157

Navient Corp.
5.000% due 03/15/2027	25	25

Newmark Group, Inc.
7.500% due 01/12/2029	75	81

OneMain Finance Corp.
3.500% due 01/15/2027	350	335

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)	75	52

Panther Escrow Issuer LLC
7.125% due 06/01/2031	150	157

Park Intermediate Holdings LLC
4.875% due 05/15/2029	75	73

Paysafe Finance PLC
4.000% due 06/15/2029	75	70

Pebblebrook Hotel LP
6.375% due 10/15/2029 (a)	50	50

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	125	119
7.125% due 11/15/2030	50	52

PRA Group, Inc.
8.875% due 01/31/2030	50	52

RHP Hotel Properties LP
4.750% due 10/15/2027	75	74

RLJ Lodging Trust LP
4.000% due 09/15/2029	75	69

Rocket Mortgage LLC
2.875% due 10/15/2026	125	120

SBA Communications Corp.
3.875% due 02/15/2027	100	98

Service Properties Trust
5.500% due 12/15/2027	100	95

SLM Corp.
3.125% due 11/02/2026	125	120

Starwood Property Trust, Inc.
6.000% due 04/15/2030 (a)	50	50
7.250% due 04/01/2029	50	53

Sunrise FinCo BV
4.875% due 07/15/2031	25	24

UniCredit SpA
5.459% due 06/30/2035 •	100	98

VFH Parent LLC
7.500% due 06/15/2031	100	105

		4,434

INDUSTRIALS 58.3%

AAR Escrow Issuer LLC
6.750% due 03/15/2029	25	26

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	25	24

Air Canada
3.875% due 08/15/2026	125	122

Albertsons Cos., Inc.
4.625% due 01/15/2027	100	98

Albion Financing SARL
8.750% due 04/15/2027	25	26

Alcoa Nederland Holding BV
7.125% due 03/15/2031	25	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allegiant Travel Co.
7.250% due 08/15/2027	$100	$99

Allison Transmission, Inc.
4.750% due 10/01/2027	75	74

Altice France SA
5.125% due 07/15/2029	150	106

AMC Networks, Inc.
4.250% due 02/15/2029	25	18

Amentum Escrow Corp.
7.250% due 08/01/2032	50	52

Amer Sports Co.
6.750% due 02/16/2031	25	26

American Airlines, Inc.
5.750% due 04/20/2029	250	250

ams-OSRAM AG
12.250% due 03/30/2029	75	80

Arcosa, Inc.
6.875% due 08/15/2032	35	37

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	75	74

Avantor Funding, Inc.
4.625% due 07/15/2028	75	73

Axalta Coating Systems LLC
3.375% due 02/15/2029	150	141

B.C. Unlimited Liability Co.
3.500% due 02/15/2029	125	117
4.000% due 10/15/2030	275	254

Ball Corp.
2.875% due 08/15/2030	150	134

Bath & Body Works, Inc.
6.875% due 11/01/2035	75	78

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028	100	106

Bausch Health Cos., Inc.
5.750% due 08/15/2027	100	85
11.000% due 09/30/2028	50	47

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	75	71
4.500% due 11/15/2026	50	49

Block, Inc.
3.500% due 06/01/2031	75	68
6.500% due 05/15/2032	100	104

Boise Cascade Co.
4.875% due 07/01/2030	25	24

Brink’s Co.
6.500% due 06/15/2029	50	52

Buckeye Partners LP
4.500% due 03/01/2028	75	73

Builders FirstSource, Inc.
5.000% due 03/01/2030	200	196

Cable One, Inc.
4.000% due 11/15/2030	25	20

Cablevision Lightpath LLC
3.875% due 09/15/2027	25	24

Caesars Entertainment, Inc.
6.500% due 02/15/2032	125	129

Capstone Borrower, Inc.
8.000% due 06/15/2030	25	26

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028	75	72

Carnival Corp.
7.000% due 08/15/2029	225	239

CCO Holdings LLC
4.750% due 03/01/2030	250	230
5.375% due 06/01/2029	350	338

Cerdia Finanz GmbH
9.375% due 10/03/2031 (a)	100	102

Chobani LLC
4.625% due 11/15/2028	100	97

Churchill Downs, Inc.
4.750% due 01/15/2028	125	123

Citgo Petroleum Corp.
8.375% due 01/15/2029	50	52

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clarivate Science Holdings Corp.
4.875% due 07/01/2029	$125	$120

Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	75	74

Cloud Software Group, Inc.
6.500% due 03/31/2029	125	124

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	75	76
6.875% due 01/15/2030	50	51

Cogent Communications Group, Inc.
7.000% due 06/15/2027	50	51

Community Health Systems, Inc.
5.625% due 03/15/2027	250	246

Consolidated Communications, Inc.
6.500% due 10/01/2028	25	24

Coty, Inc.
4.750% due 01/15/2029	50	49

CQP Holdco LP
5.500% due 06/15/2031	125	123

Crescent Energy Finance LLC
7.375% due 01/15/2033	75	74

Crocs, Inc.
4.250% due 03/15/2029	25	24

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	125	116

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026	75	79

DaVita, Inc.
4.625% due 06/01/2030	25	24
6.875% due 09/01/2032	50	52

Diamond Foreign Asset Co.
8.500% due 10/01/2030	75	78

Directv Financing LLC
5.875% due 08/15/2027	125	123

Element Solutions, Inc.
3.875% due 09/01/2028	25	24

Embecta Corp.
5.000% due 02/15/2030	25	23

Emrld Borrower LP
6.750% due 07/15/2031	50	52

EQM Midstream Partners LP
4.750% due 01/15/2031	200	194

ESAB Corp.
6.250% due 04/15/2029	50	51

First Student Bidco, Inc.
4.000% due 07/31/2029	100	94

Frontier Communications Holdings LLC
5.875% due 10/15/2027	150	151

Garda World Security Corp.
6.000% due 06/01/2029	100	96

GFL Environmental, Inc.
4.375% due 08/15/2029	75	72

Global Medical Response, Inc. (8.750% Cash and 1.250% PIK)
10.000% due 10/31/2028 (b)	75	76

goeasy Ltd.
7.625% due 07/01/2029	150	156

Graphic Packaging International LLC
3.500% due 03/15/2028	75	72

Gray Television, Inc.
5.375% due 11/15/2031	75	47
10.500% due 07/15/2029	50	52

Gulfport Energy Corp.
6.750% due 09/01/2029	25	25

HealthEquity, Inc.
4.500% due 10/01/2029	150	145

Herc Holdings, Inc.
6.625% due 06/15/2029	50	52

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	125	113

Hilton Grand Vacations Borrower Escrow LLC
5.000% due 06/01/2029	75	71

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hologic, Inc.
3.250% due 02/15/2029	$125	$117

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	50	52

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)	25	24

Imola Merger Corp.
4.750% due 05/15/2029	175	171

INEOS Quattro Finance 2 PLC
9.625% due 03/15/2029	25	27

Ingevity Corp.
3.875% due 11/01/2028	75	70

Intelligent Packaging Ltd. Finco, Inc.
6.000% due 09/15/2028	150	149

Intelsat Jackson Holdings SA
6.500% due 03/15/2030	100	96

International Game Technology PLC
5.250% due 01/15/2029	75	75

Jazz Securities DAC
4.375% due 01/15/2029	25	24

JELD-WEN, Inc.
7.000% due 09/01/2032	50	51

JetBlue Airways Corp.
9.875% due 09/20/2031	50	53

Kodiak Gas Services LLC
7.250% due 02/15/2029	100	104

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	50	50

Kronos Acquisition Holdings, Inc.
8.250% due 06/30/2031	50	50

LABL, Inc.
6.750% due 07/15/2026	125	125
8.625% due 10/01/2031 (a)	75	74

Lamar Media Corp.
4.000% due 02/15/2030	50	47

Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	75	70

Level 3 Financing, Inc.
10.500% due 05/15/2030	25	27
11.000% due 11/15/2029	100	111

LifePoint Health, Inc.
11.000% due 10/15/2030	150	169

Lightning Power LLC
7.250% due 08/15/2032	50	53

Live Nation Entertainment, Inc.
4.750% due 10/15/2027	150	148

Madison IAQ LLC
4.125% due 06/30/2028	25	24

MajorDrive Holdings LLC
6.375% due 06/01/2029	75	73

Matador Resources Co.
6.250% due 04/15/2033	50	49
6.500% due 04/15/2032	50	50

Mativ Holdings, Inc.
8.000% due 10/01/2029 (a)	25	26

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	150	155

McGraw-Hill Education, Inc.
7.375% due 09/01/2031	50	52

Medline Borrower LP
3.875% due 04/01/2029	300	284

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	25	25

MGM China Holdings Ltd.
4.750% due 02/01/2027	75	73

Mineral Resources Ltd.
9.250% due 10/01/2028	75	80

Miter Brands Acquisition Holdco, Inc.
6.750% due 04/01/2032	50	52

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	25	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NCL Corp. Ltd.
5.875% due 02/15/2027	$200	$201

NCR Atleos Corp.
9.500% due 04/01/2029	25	28

New Fortress Energy, Inc.
6.500% due 09/30/2026	75	63
8.750% due 03/15/2029	50	38

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028	75	74

Nexstar Media, Inc.
4.750% due 11/01/2028	50	48

NextEra Energy Operating Partners LP
7.250% due 01/15/2029	75	79

Noble Finance LLC
8.000% due 04/15/2030	150	155

Nordstrom, Inc.
5.000% due 01/15/2044	50	39

Northriver Midstream Finance LP
6.750% due 07/15/2032	75	77

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	150	143
7.250% due 06/15/2031	75	78

ON Semiconductor Corp.
3.875% due 09/01/2028	75	72

Open Text Corp.
3.875% due 02/15/2028	100	96

Option Care Health, Inc.
4.375% due 10/31/2029	25	24

Organon & Co.
4.125% due 04/30/2028	225	217
7.875% due 05/15/2034	50	53

Outfront Media Capital LLC
4.250% due 01/15/2029	75	71

Parkland Corp.
6.625% due 08/15/2032	50	51

Perenti Finance Pty. Ltd.
7.500% due 04/26/2029	50	52

Performance Food Group, Inc.
4.250% due 08/01/2029	125	119

Permian Resources Operating LLC
6.250% due 02/01/2033	150	152

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	50	49
6.125% due 09/30/2032	50	50

PetSmart, Inc.
4.750% due 02/15/2028	50	48
7.750% due 02/15/2029	25	25

Phinia, Inc.
6.750% due 04/15/2029	50	52

Post Holdings, Inc.
4.500% due 09/15/2031	200	187
6.250% due 10/15/2034 (a)	25	25

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	75	77

Prime Security Services Borrower LLC
3.375% due 08/31/2027	50	48
5.750% due 04/15/2026	100	101

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	125	135

Rand Parent LLC
8.500% due 02/15/2030	75	77

Rivian Holdings LLC
11.359% due 10/15/2026 •	125	127

ROBLOX Corp.
3.875% due 05/01/2030	25	23

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	150	151
5.500% due 04/01/2028	200	203

Sable International Finance Ltd.
7.125% due 10/15/2032 (a)	50	50

Sabre Global, Inc.
8.625% due 06/01/2027	25	25

Seadrill Finance Ltd.
8.375% due 08/01/2030	150	157

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	135

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Seagate HDD Cayman
4.091% due 06/01/2029	$50	$48
5.750% due 12/01/2034	75	76

Sensata Technologies BV
4.000% due 04/15/2029	100	95

Shift4 Payments LLC
6.750% due 08/15/2032	75	78

Simmons Foods, Inc.
4.625% due 03/01/2029	125	119

Sirius XM Radio, Inc.
4.000% due 07/15/2028	200	189

SM Energy Co.
6.750% due 08/01/2029	50	50

Sotera Health Holdings LLC
7.375% due 06/01/2031	25	26

Southwestern Energy Co.
5.375% due 03/15/2030	100	100

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	50	54
9.750% due 11/15/2030	12	13

Spirit Loyalty Cayman Ltd.
8.000% due 09/20/2025	100	55

SS&C Technologies, Inc.
6.500% due 06/01/2032	75	78

Stagwell Global LLC
5.625% due 08/15/2029	125	121

Standard Industries, Inc.
4.750% due 01/15/2028	175	172

Star Parent, Inc.
9.000% due 10/01/2030	75	81

Station Casinos LLC
4.500% due 02/15/2028	125	121
6.625% due 03/15/2032	50	51

Sunoco LP
7.000% due 05/01/2029	150	157

TEGNA, Inc.
5.000% due 09/15/2029	75	71

Tenet Healthcare Corp.
4.625% due 06/15/2028	150	147

Tenneco, Inc.
8.000% due 11/17/2028	40	37

Terex Corp.
6.250% due 10/15/2032 (a)	50	50

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	100	95

Toledo Hospital
6.015% due 11/15/2048	25	23

TopBuild Corp.
4.125% due 02/15/2032	150	138

TransDigm, Inc.
4.625% due 01/15/2029	75	72
6.375% due 03/01/2029	325	336

Transocean, Inc.
8.750% due 02/15/2030	64	66

TriNet Group, Inc.
3.500% due 03/01/2029	25	23

Twilio, Inc.
3.875% due 03/15/2031	25	23

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	25	26

U.S. Foods, Inc.
4.750% due 02/15/2029	150	146

UKG, Inc.
6.875% due 02/01/2031	150	155

United Airlines, Inc.
4.625% due 04/15/2029	125	121

United Rentals North America, Inc.
3.875% due 02/15/2031	125	116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Univision Communications, Inc.
6.625% due 06/01/2027		$100	$100
8.500% due 07/31/2031		50	50

Valaris Ltd.
8.375% due 04/30/2030		200	206

Vallourec SACA
7.500% due 04/15/2032		75	80

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		225	213

Venture Global LNG, Inc.
7.000% due 01/15/2030		75	77
9.500% due 02/01/2029		400	451

Viavi Solutions, Inc.
3.750% due 10/01/2029		100	91

Victoria’s Secret & Co.
4.625% due 07/15/2029		25	22

Victra Holdings LLC
8.750% due 09/15/2029		25	26

Viper Energy Partners LP
5.375% due 11/01/2027		50	50

Vital Energy, Inc.
7.875% due 04/15/2032		75	73

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031		325	290

VOC Escrow Ltd.
5.000% due 02/15/2028		150	148

Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026	EUR	125	131
8.125% due 08/15/2029		$75	75

Wand NewCo 3, Inc.
7.625% due 01/30/2032		150	158

Wayfair LLC
7.250% due 10/31/2029 (a)		50	51

Weatherford International Ltd.
8.625% due 04/30/2030		50	52

Western Digital Corp.
4.750% due 02/15/2026		100	100

Williams Scotsman, Inc.
6.625% due 06/15/2029		50	51

Wrangler Holdco Corp.
6.625% due 04/01/2032		50	52

Wynn Resorts Finance LLC
6.250% due 03/15/2033		25	25
7.125% due 02/15/2031		150	162

XPO, Inc.
7.125% due 06/01/2031		75	79

Yum! Brands, Inc.
4.750% due 01/15/2030		100	99

Zegona Finance PLC
8.625% due 07/15/2029		25	27

ZF North America Capital, Inc.
6.750% due 04/23/2030		150	151

Ziggo BV
4.875% due 01/15/2030		100	95

ZipRecruiter, Inc.
5.000% due 01/15/2030		75	68

ZoomInfo Technologies LLC
3.875% due 02/01/2029		75	69

			20,426

UTILITIES 4.2%

AES Corp.
7.600% due 01/15/2055 •		50	53

Aethon United BR LP
7.500% due 10/01/2029 (a)		100	101

Antero Midstream Partners LP
5.750% due 03/01/2027		100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Archrock Partners LP
6.625% due 09/01/2032	$50	$51

Blue Racer Midstream LLC
7.000% due 07/15/2029	100	104

Clearway Energy Operating LLC
3.750% due 02/15/2031	75	69

Edison International
8.125% due 06/15/2053 •	75	79

Electricite de France SA
9.125% due 03/15/2033 •(d)	75	85

FORESEA Holding SA
7.500% due 06/15/2030	100	96

Genesis Energy LP
8.000% due 01/15/2027	75	77

Hilcorp Energy LP
6.875% due 05/15/2034	50	50

PBF Holding Co. LLC
6.000% due 02/15/2028	25	25

Tallgrass Energy Partners LP
7.375% due 02/15/2029	150	152

Telecom Italia Capital SA
7.200% due 07/18/2036	100	105

TerraForm Power Operating LLC
5.000% due 01/31/2028	75	74

Vodafone Group PLC
5.125% due 06/04/2081 •	50	41

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029	200	205

		1,467

Total Corporate Bonds & Notes (Cost $25,611)		26,327

U.S. TREASURY OBLIGATIONS 8.2%

U.S. Treasury Notes
3.250% due 06/30/2027	2,350	2,331
4.000% due 02/15/2034	525	534

Total U.S. Treasury Obligations (Cost $2,796)		2,865

Total Investments in Securities (Cost $29,401)		30,187

	SHARES
INVESTMENTS IN AFFILIATES 12.8%

SHORT-TERM INSTRUMENTS 12.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.8%

PIMCO Short-Term Floating NAV Portfolio III	462,185	4,500

Total Short-Term Instruments (Cost $4,497)		4,500

Total Investments in Affiliates (Cost $4,497)		4,500

Total Investments 99.0% (Cost $33,898)		$34,687

Financial Derivative Instruments (e)(f) (0.0)% (Cost or Premiums, net $312)		(5)

Other Assets and Liabilities, net 1.0%		345

Net Assets 100.0%		$35,027

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	13	$1,428	$(2)	$0	$(5)

Total Futures Contracts				$(2)	$0	$(5)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2028	1.510%		$125	$12	$5	$17	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	1.388		100	10	4	14	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	1.731		175	(14)	9	(5)	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.044	EUR	100	22	4	26	0	0

							$30	$22	$52	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$1,500	$92	$26	$118	$1	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	2,600	190	4	194	0	0

					$282	$30	$312	$1	$0

Total Swap Agreements					$312	$52	$364	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1	$1	$0	$(5)	$(0)	$(5)

Cash of $514 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfoliois a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	137

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
MBC	10/2024	EUR	117	$130	$0	$(1)

Total Forward Foreign Currency Contracts					$0	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
MBC	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$0	$1	$5	$6

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$30	$30
Swap Agreements	0	143	0	0	0	143

	$0	$143	$0	$0	$30	$173

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3)	$0	$(3)

	$0	$143	$0	$(3)	$30	$170

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1)	$(1)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2)	$0	$(2)

	$0	$0	$0	$(2)	$(1)	$(3)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$700	$295	$995
Corporate Bonds & Notes
Banking & Finance	50	4,384	0	4,434
Industrials	50	20,376	0	20,426
Utilities	0	1,467	0	1,467
U.S. Treasury Obligations	0	2,865	0	2,865

	$100	$29,792	$295	$30,187

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,500	$0	$0	$4,500

Total Investments	$4,600	$29,792	$295	$34,687

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	(1)	0	(1)

	$0	$(6)	$0	$(6)

Total Financial Derivative Instruments	$0	$(5)	$0	$(5)

Totals	$4,600	$29,787	$295	$34,682

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	139

Schedule of Investments	PIMCO Sector Fund Series - I

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Broadcom, Inc.
5.980% due 08/14/2026 «	$1,800	$1,795

Total Loan Participations and Assignments (Cost $1,796)		1,795

CORPORATE BONDS & NOTES 81.5%

BANKING & FINANCE 37.1%

ABN AMRO Bank NV
6.339% due 09/18/2027 •	2,100	2,174
6.575% due 10/13/2026 •	2,000	2,037

Abu Dhabi Developmental Holding Co. PJSC
5.500% due 05/08/2034	500	531

AerCap Ireland Capital DAC
1.650% due 10/29/2024	500	499
2.450% due 10/29/2026	4,400	4,227
3.000% due 10/29/2028	600	567
3.650% due 07/21/2027	150	147
4.625% due 09/10/2029	1,000	1,001
5.100% due 01/19/2029	700	716
5.750% due 06/06/2028	450	469
6.100% due 01/15/2027	1,500	1,554
6.450% due 04/15/2027	3,000	3,144

Agree LP
5.625% due 06/15/2034	1,000	1,047

AIA Group Ltd.
5.400% due 09/30/2054	2,800	2,807
5.625% due 10/25/2027	200	209

AIB Group PLC
6.608% due 09/13/2029 •	1,500	1,606

Air Lease Corp.
5.200% due 07/15/2031	1,000	1,023

Aircastle Ltd.
5.750% due 10/01/2031	500	514
5.950% due 02/15/2029	3,300	3,420
6.500% due 07/18/2028	800	840

Ally Financial, Inc.
5.800% due 05/01/2025	2,000	2,007
6.184% due 07/26/2035 •	7,655	7,838
6.848% due 01/03/2030 •	900	951
6.992% due 06/13/2029 •	200	212
8.000% due 11/01/2031	300	340

American Assets Trust LP
6.150% due 10/01/2034	3,900	3,947

American Express Co.
5.645% due 04/23/2027 •	600	612
6.064% (SOFRINDX + 1.000%) due 02/16/2028 ~	2,900	2,923
6.110% (SOFRRATE + 0.930%) due 07/26/2028 ~	400	402
6.489% due 10/30/2031 •	1,000	1,106

American Homes 4 Rent LP
5.500% due 02/01/2034	400	413

American National Group, Inc.
5.750% due 10/01/2029 (b)	3,050	3,070

American Tower Corp.
1.300% due 09/15/2025	200	194
2.100% due 06/15/2030	900	793
2.400% due 03/15/2025	300	296
3.100% due 06/15/2050	1,900	1,325
3.550% due 07/15/2027	500	490
5.550% due 07/15/2033	2,700	2,831
5.650% due 03/15/2033	1,797	1,900

Americold Realty Operating Partnership LP
5.409% due 09/12/2034	2,200	2,208

Antares Holdings LP
6.500% due 02/08/2029	2,400	2,439
7.950% due 08/11/2028	1,500	1,593

Aon North America, Inc.
5.150% due 03/01/2029	700	723
5.300% due 03/01/2031	1,000	1,044

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ares Capital Corp.
2.150% due 07/15/2026		$2,864	$2,723
3.250% due 07/15/2025		500	493
5.875% due 03/01/2029		2,000	2,049
7.000% due 01/15/2027		1,100	1,145

Ares Management Corp.
6.375% due 11/10/2028		1,500	1,614

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		900	815

Aviation Capital Group LLC
5.375% due 07/15/2029		3,000	3,066
6.250% due 04/15/2028		300	314
6.750% due 10/25/2028		1,800	1,924

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		532	497
5.750% due 03/01/2029		1,500	1,547
5.750% due 11/15/2029		2,500	2,581
6.375% due 05/04/2028		2,075	2,170

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		1,400	1,456
7.883% due 11/15/2034 •		2,000	2,297

Banco Santander SA
2.746% due 05/28/2025		1,900	1,871
4.175% due 03/24/2028 •		2,800	2,774
4.250% due 04/11/2027		800	797
5.147% due 08/18/2025		200	201
5.294% due 08/18/2027		200	205
5.552% due 03/14/2028 •		2,200	2,249
6.288% (SOFRRATE + 1.380%) due 03/14/2028 ~		1,600	1,611

Bank of America Corp.
1.922% due 10/24/2031 •		1,800	1,551
2.884% due 10/22/2030 •		1,400	1,301
3.419% due 12/20/2028 •		1,500	1,460
3.559% due 04/23/2027 •		580	573
3.593% due 07/21/2028 •		200	196
3.824% due 01/20/2028 •		1,300	1,286
3.970% due 03/05/2029 •		1,000	988
5.202% due 04/25/2029 •		3,649	3,753
5.288% due 04/25/2034 •		7,000	7,280
5.468% due 01/23/2035 •		6,900	7,259
5.819% due 09/15/2029 •		2,000	2,105
5.933% due 09/15/2027 •		1,100	1,133

Bank of Ireland Group PLC
5.601% due 03/20/2030 •		1,500	1,558
6.253% due 09/16/2026 •		200	203

Bank of Montreal
4.567% due 09/10/2027 •		800	806
4.689% due 07/28/2029		500	513

Bank of New York Mellon Corp.
4.975% due 03/14/2030 •		2,200	2,273

Bank of Nova Scotia
5.400% due 06/04/2027		1,050	1,083

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,800	1,847
5.896% due 07/13/2026		300	308

Barclays PLC
4.837% due 09/10/2028 •		450	454
4.942% due 09/10/2030 •		1,000	1,009
5.335% due 09/10/2035 •		3,000	3,035
5.501% due 08/09/2028 •		2,300	2,360
6.496% due 09/13/2027 •		1,900	1,969
7.385% due 11/02/2028 •		1,500	1,620
8.500% due 06/15/2030 •(e)(f)	GBP	3,000	4,164
9.625% due 12/15/2029 •(e)(f)		$1,500	1,693

BBVA Bancomer SA
8.125% due 01/08/2039 •(f)		900	955

BGC Group, Inc.
6.600% due 06/10/2029		1,700	1,759
8.000% due 05/25/2028		1,718	1,849

Blackstone Secured Lending Fund
5.875% due 11/15/2027		1,400	1,424

Blue Owl Credit Income Corp.
6.600% due 09/15/2029		1,200	1,232

Blue Owl Finance LLC
6.250% due 04/18/2034		3,100	3,248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas SA
8.000% due 08/22/2031 •(e)(f)	$1,200	$1,283

Boost Newco Borrower LLC
7.500% due 01/15/2031	500	537

Boston Properties LP
5.750% due 01/15/2035	3,800	3,877
6.750% due 12/01/2027	100	106

BPCE SA
2.277% due 01/20/2032 •	2,622	2,236
5.281% due 05/30/2029	2,350	2,429
5.716% due 01/18/2030 •	1,800	1,860
5.975% due 01/18/2027 •	500	508
6.612% due 10/19/2027 •	800	831
6.714% due 10/19/2029 •	500	535

Brandywine Operating Partnership LP
3.950% due 11/15/2027	2,500	2,392

Brown & Brown, Inc.
4.200% due 03/17/2032	950	910

CaixaBank SA
5.673% due 03/15/2030 •	1,900	1,974
6.037% due 06/15/2035 •	200	213
6.208% due 01/18/2029 •	1,300	1,362
6.684% due 09/13/2027 •	3,500	3,641

Cantor Fitzgerald LP
7.200% due 12/12/2028	1,500	1,592

Capital One Financial Corp.
5.700% due 02/01/2030 •	3,000	3,107
6.312% due 06/08/2029 •	500	527
6.377% due 06/08/2034 •	1,300	1,405
7.624% due 10/30/2031 •	1,600	1,819

Caterpillar Financial Services Corp.
4.375% due 08/16/2029	1,950	1,980

CBRE Services, Inc.
4.875% due 03/01/2026	1,600	1,608
5.500% due 04/01/2029	3,100	3,234

Charles Schwab Corp.
6.196% due 11/17/2029 •	2,200	2,352

CI Financial Corp.
7.500% due 05/30/2029	2,300	2,400

Citibank NA
4.838% due 08/06/2029	5,200	5,323
5.488% due 12/04/2026	5,400	5,557
5.570% due 04/30/2034	1,900	2,028
6.036% (SOFRINDX + 1.060%) due 12/04/2026 ~	2,100	2,119

Citigroup, Inc.
5.449% due 06/11/2035 •	2,200	2,296

Citizens Bank NA
5.284% due 01/26/2026 •	250	250

Citizens Financial Group, Inc.
5.718% due 07/23/2032 •	3,700	3,838
5.841% due 01/23/2030 •	1,700	1,769
6.645% due 04/25/2035 •	700	769

CNA Financial Corp.
5.125% due 02/15/2034	200	205

Cooperatieve Rabobank UA
4.333% due 08/28/2026	500	503
5.041% due 03/05/2027	1,500	1,535
5.500% due 07/18/2025	400	404
5.500% due 10/05/2026	1,500	1,543
5.564% due 02/28/2029 •	2,800	2,900
5.620% (SOFRINDX + 0.620%) due 08/28/2026 ~	1,100	1,102

Corebridge Financial, Inc.
3.650% due 04/05/2027	600	590
3.900% due 04/05/2032	2,200	2,065
6.375% due 09/15/2054 •	500	506

CoStar Group, Inc.
2.800% due 07/15/2030	1,400	1,262

Cousins Properties LP
5.875% due 10/01/2034	1,900	1,951

Credit Agricole SA
5.589% due 07/05/2026	400	409
6.316% due 10/03/2029 •	1,500	1,596

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
1.050% due 07/15/2026	$500	$472
3.650% due 09/01/2027	800	784
3.700% due 06/15/2026	600	593
5.200% due 09/01/2034	2,600	2,635
5.800% due 03/01/2034	400	424

Danske Bank AS
5.705% due 03/01/2030 •	700	730
6.259% due 09/22/2026 •	1,900	1,930

Deutsche Bank AG
3.961% due 11/26/2025 •	600	598
4.999% due 09/11/2030 •	1,600	1,609
5.414% due 05/10/2029	1,000	1,039
5.706% due 02/08/2028 •	1,100	1,124
6.119% due 07/14/2026 •	400	403
6.720% due 01/18/2029 •	3,330	3,526
6.819% due 11/20/2029 •	1,900	2,046

Digital Realty Trust LP
5.550% due 01/15/2028	1,640	1,698

Discover Bank
4.650% due 09/13/2028	400	400

Discover Financial Services
4.100% due 02/09/2027	800	793
7.964% due 11/02/2034 •	500	588

EPR Properties
3.600% due 11/15/2031	2,000	1,785
3.750% due 08/15/2029	3,100	2,901
4.500% due 06/01/2027	200	197
4.950% due 04/15/2028	1,400	1,388

Equinix, Inc.
1.250% due 07/15/2025	200	194
1.450% due 05/15/2026	1,900	1,816
3.000% due 07/15/2050	300	205

Equitable Financial Life Global Funding
5.450% due 03/03/2028	400	411

Equitable Holdings, Inc.
4.350% due 04/20/2028	2,200	2,193

Essential Properties LP
2.950% due 07/15/2031	7,000	6,098

Essex Portfolio LP
5.500% due 04/01/2034	2,200	2,288

Extra Space Storage LP
5.350% due 01/15/2035	2,100	2,147
5.700% due 04/01/2028	400	416

F&G Annuities & Life, Inc.
6.500% due 06/04/2029	3,300	3,401

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033	1,925	2,025

Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025	200	200
5.250% due 04/26/2029	1,200	1,237
5.700% due 03/14/2028	200	207

Fifth Third Bancorp
4.772% due 07/28/2030 •	200	202
4.895% due 09/06/2030 •	2,800	2,836
5.631% due 01/29/2032 •	900	940

Fifth Third Bank NA
5.852% due 10/27/2025 •	250	250

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	1,000	929
3.815% due 11/02/2027	400	386
4.125% due 08/17/2027	1,805	1,758
4.271% due 01/09/2027	400	393
4.950% due 05/28/2027	534	533
5.125% due 11/05/2026	1,600	1,608
5.303% due 09/06/2029	3,900	3,884
5.800% due 03/05/2027	400	407
5.800% due 03/08/2029	800	813
5.850% due 05/17/2027	1,198	1,220
6.798% due 11/07/2028	3,100	3,274
6.800% due 05/12/2028	385	403
6.950% due 06/10/2026	200	206
7.122% due 11/07/2033	1,300	1,406
7.200% due 06/10/2030	300	323
7.350% due 11/04/2027	1,900	2,018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FS KKR Capital Corp.
6.875% due 08/15/2029		$3,400	$3,541

General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	190
4.900% due 10/06/2029		1,300	1,302
5.550% due 07/15/2029		1,300	1,341
5.750% due 02/08/2031		2,000	2,069
5.850% due 04/06/2030		700	730
5.950% due 04/04/2034		3,400	3,520
6.000% due 01/09/2028		500	521

Global Atlantic Fin Co.
6.750% due 03/15/2054		1,300	1,384

GLP Capital LP
4.000% due 01/15/2030		1,050	1,003
4.000% due 01/15/2031		1,900	1,783
5.250% due 06/01/2025		200	200
5.300% due 01/15/2029		2,700	2,748
5.625% due 09/15/2034		1,100	1,124
5.750% due 06/01/2028		3,100	3,185

Goldman Sachs Bank USA
5.656% (SOFRRATE + 0.770%) due 03/18/2027 ~		3,100	3,101
5.787% (SOFRRATE + 0.750%) due 05/21/2027 ~		3,100	3,098

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,335
2.615% due 04/22/2032 •		3,791	3,351
3.102% due 02/24/2033 •		2,575	2,318
3.615% due 03/15/2028 •		1,300	1,279
5.049% due 07/23/2030 •		1,700	1,745
5.330% due 07/23/2035 •		2,400	2,487
5.727% due 04/25/2030 •		2,300	2,418
5.798% due 08/10/2026 •		700	706
7.250% due 04/10/2028	GBP	200	289

Golub Capital BDC, Inc.
7.050% due 12/05/2028		$1,800	1,899

Golub Capital Private Credit Fund
5.800% due 09/12/2029		3,500	3,488

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	2,048

HAT Holdings LLC
8.000% due 06/15/2027		2,600	2,758

Highwoods Realty LP
3.050% due 02/15/2030		200	180
7.650% due 02/01/2034		1,100	1,265

Host Hotels & Resorts LP
2.900% due 12/15/2031		4,431	3,901
3.500% due 09/15/2030		1,500	1,392
4.500% due 02/01/2026		100	100
5.700% due 07/01/2034		400	413

HPS Corporate Lending Fund
6.750% due 01/30/2029		1,500	1,555

HSBC Holdings PLC
4.041% due 03/13/2028 •		375	371
5.546% due 03/04/2030 •		2,500	2,600
5.597% due 05/17/2028 •		4,100	4,216
5.719% due 03/04/2035 •		2,000	2,126
7.390% due 11/03/2028 •		3,500	3,790

HSBC USA, Inc.
5.294% due 03/04/2027		2,400	2,460

Hudson Pacific Properties LP
3.250% due 01/15/2030		600	455
5.950% due 02/15/2028		1,000	918

ING Bank Australia Ltd.
4.837% due 03/22/2027	AUD	1,100	768

ING Groep NV
5.550% due 03/19/2035 •		$1,000	1,049

Intesa Sanpaolo SpA
6.625% due 06/20/2033		5,300	5,797
7.200% due 11/28/2033		1,300	1,481

Israel Discount Bank
5.375% due 01/26/2028		1,600	1,611

Janus Henderson U.S. Holdings, Inc.
5.450% due 09/10/2034		1,300	1,295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jefferies Financial Group, Inc.
6.200% due 04/14/2034		$2,000	$2,142

John Deere Capital Corp.
5.100% due 04/11/2034		1,700	1,781

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		1,600	1,736

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		2,300	2,247
3.540% due 05/01/2028 •		1,592	1,563
3.782% due 02/01/2028 •		2,000	1,978
3.960% due 01/29/2027 •		500	497
4.005% due 04/23/2029 •		1,400	1,385
4.323% due 04/26/2028 •		1,500	1,503
4.452% due 12/05/2029 •		1,200	1,206
4.851% due 07/25/2028 •		1,200	1,221
4.979% due 07/22/2028 •		1,000	1,020
4.995% due 07/22/2030 •		2,000	2,057
5.040% due 01/23/2028 •		3,212	3,266
5.294% due 07/22/2035 •		600	626
5.350% due 06/01/2034 •		4,100	4,293
5.571% due 04/22/2028 •		2,300	2,372
5.581% due 04/22/2030 •		3,300	3,464
6.087% due 10/23/2029 •		1,400	1,493
6.143% (SOFRRATE + 0.930%) due 07/22/2028 ~		2,000	2,019
6.254% due 10/23/2034 •		1,600	1,780
6.401% (SOFRRATE + 1.200%) due 01/23/2028 ~		2,200	2,221

JPMorgan Chase Bank NA
5.946% (SOFRRATE + 1.000%) due 12/08/2026 ~		700	709

KBC Group NV
5.796% due 01/19/2029 •		3,800	3,940
6.324% due 09/21/2034 •		900	981

KeyBank NA
3.300% due 06/01/2025		200	198

Kilroy Realty LP
2.500% due 11/15/2032		1,400	1,123
2.650% due 11/15/2033		300	235
4.250% due 08/15/2029		200	192
4.375% due 10/01/2025		700	696
6.250% due 01/15/2036		2,900	2,971

Kimco Realty OP LLC
3.800% due 04/01/2027		800	791

Kite Realty Group Trust
4.000% due 03/15/2025		100	99

Lazard Group LLC
4.375% due 03/11/2029		450	446
6.000% due 03/15/2031		1,400	1,477

Lloyds Banking Group PLC
2.438% due 02/05/2026 •		900	891
5.871% due 03/06/2029 •		1,100	1,148
5.985% due 08/07/2027 •		800	821

LPL Holdings, Inc.
5.700% due 05/20/2027		1,000	1,022
6.750% due 11/17/2028		1,600	1,721

Lseg U.S. Fin Corp.
5.297% due 03/28/2034		2,400	2,516

LXP Industrial Trust
6.750% due 11/15/2028		1,700	1,820

Marsh & McLennan Cos., Inc.
5.450% due 03/15/2053		750	781

Mastercard, Inc.
4.875% due 05/09/2034		200	207

MetLife, Inc.
5.300% due 12/15/2034		450	473

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027		200	203

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		1,100	1,141
5.739% due 05/27/2031 •		300	318

Morgan Stanley
2.475% due 01/21/2028 •		900	865
3.125% due 07/27/2026		405	398
3.955% due 03/21/2035 •	EUR	2,000	2,292
4.210% due 04/20/2028 •		$535	534

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	141

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.679% due 07/17/2026 •		$1,600	$1,598
5.042% due 07/19/2030 •		750	771
5.123% due 02/01/2029 •		1,100	1,128
5.250% due 04/21/2034 •		2,300	2,376
5.320% due 07/19/2035 •		3,700	3,844
5.424% due 07/21/2034 •		5,600	5,842
5.449% due 07/20/2029 •		1,800	1,871
5.652% due 04/13/2028 •		600	619
5.656% due 04/18/2030 •		1,100	1,157
6.407% due 11/01/2029 •		1,000	1,075

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		1,900	1,929
4.968% due 07/14/2028 •		1,850	1,888
5.504% due 05/26/2028 •		1,200	1,238
6.336% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,600	1,612

Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		1,900	1,950
5.450% due 12/12/2028		400	415

National Securities Clearing Corp.
4.900% due 06/26/2029		2,000	2,065

Nationwide Building Society
4.302% due 03/08/2029 •		1,250	1,239
6.557% due 10/18/2027 •		2,100	2,187

NatWest Group PLC
3.073% due 05/22/2028 •		2,400	2,320
4.892% due 05/18/2029 •		900	910
4.964% due 08/15/2030 •		1,000	1,016
5.516% due 09/30/2028 •		2,300	2,374
7.472% due 11/10/2026 •		500	515

Nissan Motor Acceptance Co. LLC
5.300% due 09/13/2027		2,800	2,796
6.950% due 09/15/2026		1,500	1,551
6.963% (SOFRINDX + 2.050%) due 09/13/2027 ~		1,800	1,799

Nomura Holdings, Inc.
1.851% due 07/16/2025		500	489
2.329% due 01/22/2027		600	571
5.783% due 07/03/2034		3,800	3,994
6.070% due 07/12/2028		600	632

Nordea Bank Abp
6.300% due 09/25/2031 •(e)		2,700	2,683

Nuveen LLC
5.550% due 01/15/2030		2,000	2,095

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,000	1,016
8.400% due 11/14/2028		1,900	2,056

ORIX Corp.
4.650% due 09/10/2029		2,200	2,219

Pacific Life Global Funding
4.500% due 08/28/2029		4,500	4,555

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		1,200	840

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034		1,500	1,568

Phillips Edison Grocery Center Operating Partnership LP
4.950% due 01/15/2035		3,300	3,244

Piedmont Operating Partnership LP
9.250% due 07/20/2028		1,200	1,344

PNC Financial Services Group, Inc.
5.300% due 01/21/2028 •		2,000	2,047
5.401% due 07/23/2035 •		3,200	3,338
5.812% due 06/12/2026 •		100	101
6.615% due 10/20/2027 •		1,400	1,463

Popular, Inc.
7.250% due 03/13/2028		400	423

Principal Life Global Funding
5.500% due 06/28/2028		200	207

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		1,800	1,855

Radian Group, Inc.
6.200% due 05/15/2029		1,100	1,150

Realty Income Corp.
4.875% due 07/06/2030	EUR	500	595
5.000% due 10/15/2029	GBP	1,400	1,862

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 07/06/2034	EUR	400	$492

Regions Financial Corp.
5.502% due 09/06/2035 •		$3,000	3,054
5.722% due 06/06/2030 •		1,700	1,762

Reinsurance Group of America, Inc.
6.000% due 09/15/2033		200	214

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028		1,000	1,073

RGA Global Funding
5.500% due 01/11/2031		2,000	2,092

Sammons Financial Group, Inc.
6.875% due 04/15/2034		2,500	2,677

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		1,700	1,719

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		600	582
2.469% due 01/11/2028 •		1,100	1,048
4.858% due 09/11/2030 •		2,700	2,722
6.833% due 11/21/2026 •		600	613

Simon Property Group LP
6.250% due 01/15/2034		1,500	1,659

Sixth Street Lending Partners
5.750% due 01/15/2030		3,500	3,489
6.500% due 03/11/2029		3,000	3,080

Sixth Street Specialty Lending, Inc.
6.125% due 03/01/2029		4,100	4,214

Skandinaviska Enskilda Banken AB
1.200% due 09/09/2026		800	757

SMBC Aviation Capital Finance DAC
5.300% due 04/03/2029		1,100	1,130
5.700% due 07/25/2033		1,300	1,357

Societe Generale SA
3.625% due 03/01/2041		200	145

Standard Chartered PLC
3.971% due 03/30/2026 •		500	497
6.301% due 01/09/2029 •		400	421
6.750% due 02/08/2028 •		4,200	4,402

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		2,600	2,450
5.424% due 07/09/2031		3,000	3,150
5.880% due 07/13/2026		500	514
6.600% due 06/05/2034 •(e)(f)		2,600	2,742

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,100	1,107
4.500% due 09/10/2029		2,900	2,919
4.850% due 09/10/2034		200	202
5.200% due 03/07/2027		700	715
5.913% (SOFRRATE + 0.980%) due 09/10/2027 ~		1,100	1,107

Sun Communities Operating LP
2.300% due 11/01/2028		1,400	1,278

Swedbank AB
5.407% due 03/14/2029		1,800	1,867

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •		1,200	1,242

Synchrony Bank
5.625% due 08/23/2027		2,550	2,597

Synchrony Financial
3.950% due 12/01/2027		2,300	2,234
5.935% due 08/02/2030 •		200	206

Toronto-Dominion Bank
4.701% due 06/05/2027		300	304

Toyota Motor Credit Corp.
3.050% due 01/11/2028		960	931
5.530% (SOFRRATE + 0.650%) due 03/19/2027 ~		400	401

Truist Financial Corp.
5.153% due 08/05/2032 •		2,100	2,151
5.711% due 01/24/2035 •		1,600	1,686

Trust Fibra Uno
7.375% due 02/13/2034		1,500	1,546

U.S. Bancorp
6.787% due 10/26/2027 •		1,150	1,208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS AG
1.250% due 08/07/2026	$400	$380
5.800% due 09/11/2025	800	811

UBS Group AG
1.305% due 02/02/2027 •	2,300	2,201
2.193% due 06/05/2026 •	4,300	4,222
4.194% due 04/01/2031 •	1,400	1,368
4.550% due 04/17/2026	700	702
4.703% due 08/05/2027 •	400	401
5.379% due 09/06/2045 •	1,800	1,843
6.327% due 12/22/2027 •	2,500	2,603
6.850% due 09/10/2029 • (e)	3,500	3,550

UDR, Inc.
5.125% due 09/01/2034	1,100	1,112

Ventas Realty LP
2.650% due 01/15/2025	300	298

VICI Properties LP
4.375% due 05/15/2025	300	299
4.750% due 02/15/2028	800	804
5.125% due 05/15/2032	2,600	2,613
5.625% due 05/15/2052	2,100	2,057
5.750% due 04/01/2034	900	943

Vornado Realty LP
2.150% due 06/01/2026	100	95

Voya Financial, Inc.
5.000% due 09/20/2034	2,500	2,488

Wells Fargo & Co.
2.188% due 04/30/2026 •	250	246
2.406% due 10/30/2025 •	2,150	2,144
2.879% due 10/30/2030 •	2,500	2,320
3.196% due 06/17/2027 •	2,250	2,207
3.526% due 03/24/2028 •	305	299
3.908% due 04/25/2026 •	1,900	1,888
4.808% due 07/25/2028 •	1,500	1,518
5.499% due 01/23/2035 •	2,000	2,097
5.557% due 07/25/2034 •	2,700	2,834
5.574% due 07/25/2029 •	1,400	1,457
5.707% due 04/22/2028 •	3,900	4,028
6.283% (SOFRRATE + 1.070%) due 04/22/2028 ~	300	301
6.491% due 10/23/2034 •	1,100	1,230

Wells Fargo Bank NA
5.254% due 12/11/2026	1,900	1,948
5.966% (SOFRRATE + 0.710%) due 01/15/2026 ~	2,000	2,006

Weyerhaeuser Co.
4.000% due 04/15/2030	900	882

WP Carey, Inc.
4.000% due 02/01/2025	100	100

		710,429

INDUSTRIALS 35.0%

AbbVie, Inc.
3.200% due 11/21/2029	200	191
4.800% due 03/15/2027	800	816
4.800% due 03/15/2029	2,600	2,677

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029	2,500	2,496

AEP Transmission Co. LLC
5.150% due 04/01/2034	3,200	3,318

Agilent Technologies, Inc.
4.200% due 09/09/2027	600	602

Air Canada Pass-Through Trust
3.300% due 07/15/2031	346	324
5.250% due 10/01/2030	916	919

Air Products & Chemicals, Inc.
4.600% due 02/08/2029	700	717

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	343	343

Alibaba Group Holding Ltd.
2.700% due 02/09/2041	600	444

Alimentation Couche-Tard, Inc.
5.267% due 02/12/2034	2,600	2,650

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust
3.200% due 12/15/2029		$456	$433
3.575% due 07/15/2029		841	812
3.600% due 03/22/2029		179	174
3.650% due 08/15/2030		319	305

American Medical Systems Europe BV
3.500% due 03/08/2032	EUR	1,100	1,248

Amgen, Inc.
5.150% due 03/02/2028		$400	412
5.600% due 03/02/2043		500	526
5.650% due 03/02/2053		200	211
5.750% due 03/02/2063		1,500	1,585

Anglo American Capital PLC
5.750% due 04/05/2034		5,400	5,640

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		850	801

Anheuser-Busch InBev Worldwide, Inc.
4.750% due 01/23/2029		300	308

Antofagasta PLC
6.250% due 05/02/2034		1,000	1,065

AP Moller-Maersk AS
5.875% due 09/14/2033		1,000	1,071

APA Infrastructure Ltd.
5.125% due 09/16/2034		1,900	1,891

Aptiv PLC
4.150% due 05/01/2052		500	388

ArcelorMittal SA
6.000% due 06/17/2034		2,500	2,655

Arrow Electronics, Inc.
5.875% due 04/10/2034		1,400	1,453

Ashtead Capital, Inc.
5.800% due 04/15/2034		4,300	4,497

Astrazeneca Finance LLC
5.000% due 02/26/2034		2,200	2,298

AstraZeneca PLC
6.450% due 09/15/2037		700	819

Atlassian Corp.
5.250% due 05/15/2029		3,000	3,103

Aurizon Network Pty. Ltd.
3.125% due 06/01/2026	EUR	700	783

Automatic Data Processing, Inc.
4.450% due 09/09/2034		$600	602

AutoZone, Inc.
5.050% due 07/15/2026		500	508
6.250% due 11/01/2028		1,600	1,714

Bacardi Ltd.
5.250% due 01/15/2029		2,000	2,053
5.400% due 06/15/2033		200	204

BAE Systems PLC
5.125% due 03/26/2029		2,700	2,779

BAT Capital Corp.
5.834% due 02/20/2031		1,100	1,167
6.000% due 02/20/2034		2,000	2,139
6.343% due 08/02/2030		1,100	1,191
6.421% due 08/02/2033		800	879

Bayer U.S. Finance LLC
4.250% due 12/15/2025		1,600	1,589
6.375% due 11/21/2030		4,300	4,605
6.500% due 11/21/2033		1,300	1,408

Becton Dickinson & Co.
1.957% due 02/11/2031		1,300	1,123
4.298% due 08/22/2032		2,900	2,850
4.874% due 02/08/2029		801	819

BHP Billiton Finance USA Ltd.
5.250% due 09/08/2030		1,200	1,266

BMW U.S. Capital LLC
4.850% due 08/13/2031		2,700	2,715

Boeing Co.
2.196% due 02/04/2026		1,500	1,445
2.250% due 06/15/2026		300	286
2.700% due 02/01/2027		1,200	1,138
2.800% due 03/01/2027		800	759
2.950% due 02/01/2030		600	537
3.200% due 03/01/2029		1,400	1,296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 02/01/2028		$100	$95
3.950% due 08/01/2059		1,900	1,300
4.875% due 05/01/2025		1,600	1,594
5.150% due 05/01/2030		4,900	4,913
5.930% due 05/01/2060		500	479
6.298% due 05/01/2029		2,300	2,421
7.008% due 05/01/2064		998	1,100

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		2,500	2,426
5.950% due 08/04/2033		1,200	1,282

BP Capital Markets America, Inc.
3.067% due 03/30/2050		1,200	1,118

Bristol-Myers Squibb Co.
3.900% due 03/15/2062		200	159

British Airways Pass-Through Trust
4.250% due 05/15/2034		614	590

Broadcom Corp.
3.875% due 01/15/2027		200	199

Broadcom, Inc.
1.950% due 02/15/2028		300	279
2.450% due 02/15/2031		2,100	1,862
2.600% due 02/15/2033		2,000	1,715
3.500% due 02/15/2041		800	658
4.150% due 04/15/2032		500	485
4.350% due 02/15/2030 (b)		3,100	3,095
4.926% due 05/15/2037		1,600	1,599

Cadence Design Systems, Inc.
4.300% due 09/10/2029		2,200	2,209

Cameron LNG LLC
2.902% due 07/15/2031		2,000	1,797

Canadian National Railway Co.
4.375% due 09/18/2034		800	794

Canadian Natural Resources Ltd.
6.450% due 06/30/2033		1,000	1,092

Canadian Pacific Railway Co.
6.125% due 09/15/2115		500	551

Cardinal Health, Inc.
5.125% due 02/15/2029		1,900	1,955

Carlisle Cos., Inc.
3.500% due 12/01/2024		300	299

Carnival Corp.
4.000% due 08/01/2028		2,200	2,126

Carrier Global Corp.
4.125% due 05/29/2028	EUR	400	462
4.500% due 11/29/2032		1,100	1,321

CDW LLC
3.250% due 02/15/2029		$1,100	1,038
3.276% due 12/01/2028		2,300	2,180
3.569% due 12/01/2031		700	641
4.125% due 05/01/2025		3,200	3,179
5.550% due 08/22/2034		500	512

Centene Corp.
2.450% due 07/15/2028		300	277
2.500% due 03/01/2031		600	516
2.625% due 08/01/2031		3,800	3,261
3.000% due 10/15/2030		800	717
3.375% due 02/15/2030		1,200	1,107
4.625% due 12/15/2029		1,000	979

CenterPoint Energy Resources Corp.
5.400% due 07/01/2034		1,800	1,873

CGI, Inc.
1.450% due 09/14/2026		900	852

Charter Communications Operating LLC
3.850% due 04/01/2061		1,400	859
3.950% due 06/30/2062		1,300	803
4.400% due 12/01/2061		6,000	4,084
5.250% due 04/01/2053		300	245
5.500% due 04/01/2063		1,300	1,060
6.100% due 06/01/2029		2,000	2,071
6.550% due 06/01/2034		500	520
6.650% due 02/01/2034		2,600	2,723

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,100	1,058

Cheniere Energy Partners LP
3.250% due 01/31/2032		1,200	1,074
5.950% due 06/30/2033		200	212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Energy, Inc.
4.625% due 10/15/2028	$1,200	$1,193
5.650% due 04/15/2034	1,500	1,553

Choice Hotels International, Inc.
3.700% due 12/01/2029	850	807

Cigna Group
4.375% due 10/15/2028	2,000	2,008
5.000% due 05/15/2029	3,000	3,091
5.250% due 02/15/2034	2,000	2,072

CIMIC Finance USA Pty. Ltd.
7.000% due 03/25/2034	2,000	2,148

Cisco Systems, Inc.
4.950% due 02/26/2031	1,200	1,255

CommonSpirit Health
6.073% due 11/01/2027	100	105

Concentrix Corp.
6.650% due 08/02/2026	500	514

Constellation Brands, Inc.
2.250% due 08/01/2031	1,400	1,211
3.600% due 02/15/2028	535	523
4.500% due 05/09/2047	400	361
4.900% due 05/01/2033	600	607

Continental Resources, Inc.
4.375% due 01/15/2028	2,100	2,070

Corp. Nacional del Cobre de Chile
5.950% due 01/08/2034	1,000	1,054

Coterra Energy, Inc.
5.600% due 03/15/2034	700	725

Cox Communications, Inc.
5.450% due 09/01/2034	3,600	3,647
5.700% due 06/15/2033	200	206
5.800% due 12/15/2053	2,600	2,562

CSL Finanace PLC Co.
4.950% due 04/27/2062	200	190
5.106% due 04/03/2034	500	519

CVS Health Corp.
3.250% due 08/15/2029	700	661
5.300% due 06/01/2033	1,100	1,124
5.400% due 06/01/2029	1,000	1,038
5.550% due 06/01/2031	700	730
5.700% due 06/01/2034	400	417
5.875% due 06/01/2053	600	611
6.000% due 06/01/2044	2,300	2,379
6.000% due 06/01/2063	1,700	1,735

Daimler Truck Finance North America LLC
5.125% due 09/25/2027	600	614
5.400% due 09/20/2028	1,700	1,762

Darden Restaurants, Inc.
4.550% due 10/15/2029 (b)	3,700	3,693

DCP Midstream Operating LP
5.375% due 07/15/2025	445	446

Dell, Inc.
6.500% due 04/15/2038	4,700	5,169

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	304	285

Delta Air Lines, Inc.
4.750% due 10/20/2028	1,000	999

Devon Energy Corp.
5.200% due 09/15/2034	4,700	4,682

Diageo Capital PLC
5.300% due 10/24/2027	200	208

Diamondback Energy, Inc.
5.150% due 01/30/2030	1,200	1,232
5.200% due 04/18/2027	1,000	1,021
5.400% due 04/18/2034	1,100	1,123

DR Horton, Inc.
5.000% due 10/15/2034	3,100	3,145

DT Midstream, Inc.
4.300% due 04/15/2032	1,300	1,220

Ecopetrol SA
8.375% due 01/19/2036	1,100	1,125
8.875% due 01/13/2033	500	536

Elevance Health, Inc.
2.550% due 03/15/2031	5,700	5,104
5.150% due 06/15/2029	1,000	1,038

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	143

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 06/15/2034		$3,000	$3,155
5.850% due 01/15/2036		500	541
5.950% due 12/15/2034		600	657

Eli Lilly & Co.
4.200% due 08/14/2029		900	909
4.600% due 08/14/2034		1,000	1,016

Enbridge, Inc.
5.300% due 04/05/2029		1,000	1,036
5.900% due 11/15/2026		1,000	1,033
7.375% due 03/15/2055 •		2,400	2,495
7.625% due 01/15/2083 •		100	107
8.250% due 01/15/2084 •		600	637

Energy Transfer LP
3.900% due 07/15/2026		1,100	1,090
4.400% due 03/15/2027		1,200	1,202
4.750% due 01/15/2026		200	200
5.350% due 05/15/2045		1,000	953
5.400% due 10/01/2047		200	191
5.500% due 06/01/2027		1,400	1,436
5.550% due 05/15/2034		2,900	3,005
5.600% due 09/01/2034		1,000	1,040
5.950% due 05/15/2054		1,000	1,024
6.000% due 06/15/2048		375	384
6.050% due 12/01/2026		800	829
7.500% due 07/01/2038		4,000	4,777

Eni SpA
5.500% due 05/15/2034		2,500	2,591
5.950% due 05/15/2054		900	928

EnLink Midstream LLC
5.375% due 06/01/2029		100	103
6.500% due 09/01/2030		3,891	4,198

Entergy Louisiana LLC
2.900% due 03/15/2051		800	535
4.000% due 03/15/2033		1,200	1,148
5.150% due 09/15/2034		2,300	2,371
5.350% due 03/15/2034		1,000	1,046

Enterprise Products Operating LLC
3.125% due 07/31/2029		1,800	1,719
4.950% due 02/15/2035		2,700	2,743
5.350% due 01/31/2033		700	735

EQT Corp.
5.700% due 04/01/2028		1,715	1,776
5.750% due 02/01/2034		2,500	2,571

Equifax, Inc.
2.600% due 12/01/2024		400	398
4.800% due 09/15/2029		3,000	3,035
5.100% due 06/01/2028		400	410

Essential Utilities, Inc.
4.800% due 08/15/2027		2,900	2,939

Fiserv, Inc.
4.750% due 03/15/2030		2,700	2,754
5.600% due 03/02/2033		1,400	1,484

Flex Ltd.
5.250% due 01/15/2032		2,300	2,323

Flutter Treasury Designated Activity Co.
5.000% due 04/29/2029	EUR	1,000	1,150
6.375% due 04/29/2029		$300	311

Fortinet, Inc.
2.200% due 03/15/2031		5,900	5,126

Foundry JV Holdco LLC
5.900% due 01/25/2030		500	518

Fox Corp.
6.500% due 10/13/2033		1,700	1,861

Freeport-McMoRan, Inc.
5.400% due 11/14/2034		100	104
5.450% due 03/15/2043		200	201

General Mills, Inc.
4.700% due 01/30/2027		900	911

Glencore Funding LLC
5.338% due 04/04/2027		3,200	3,278
5.400% due 05/08/2028		500	515

Global Payments, Inc.
1.500% due 11/15/2024		1,000	995
2.900% due 05/15/2030		100	91
2.900% due 11/15/2031		3,700	3,259
3.200% due 08/15/2029		100	94
4.150% due 08/15/2049		400	323
4.875% due 03/17/2031	EUR	200	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		$1,500	$1,554

GXO Logistics, Inc.
6.500% due 05/06/2034		400	426

Haleon U.S. Capital LLC
3.375% due 03/24/2027		2,250	2,211
3.375% due 03/24/2029		1,300	1,256
3.625% due 03/24/2032		600	565

Harley-Davidson Financial Services, Inc.
5.950% due 06/11/2029		2,300	2,357

Hasbro, Inc.
6.050% due 05/14/2034		2,000	2,106

HCA, Inc.
4.375% due 03/15/2042		700	614
5.250% due 06/15/2049		400	380
5.375% due 02/01/2025		1,000	1,000
5.450% due 04/01/2031		3,700	3,856
5.625% due 09/01/2028		700	727
5.900% due 06/01/2053		1,400	1,461

Hewlett Packard Enterprise Co.
4.450% due 09/25/2026		900	902
4.550% due 10/15/2029		1,100	1,097

Home Depot, Inc.
4.900% due 04/15/2029		750	777
4.950% due 06/25/2034		2,000	2,080

Honeywell International, Inc.
3.375% due 03/01/2030	EUR	1,500	1,699
3.750% due 03/01/2036		300	339

Humana, Inc.
3.950% due 03/15/2027		$400	397
5.375% due 04/15/2031		2,600	2,694

Huntsman International LLC
5.700% due 10/15/2034		2,500	2,481

Hyatt Hotels Corp.
5.250% due 06/30/2029		1,900	1,946
5.375% due 04/23/2025		700	701

Hyundai Capital America
5.500% due 03/30/2026		400	406
5.680% due 06/26/2028		300	311
5.920% (SOFRRATE + 1.040%) due 03/19/2027 ~		4,400	4,415

Icon Investments Six DAC
5.809% due 05/08/2027		300	310

Illumina, Inc.
4.650% due 09/09/2026		1,600	1,611
5.750% due 12/13/2027		100	104
5.800% due 12/12/2025		200	203

Imperial Brands Finance PLC
3.500% due 07/26/2026		260	255
6.125% due 07/27/2027		200	208

Incitec Pivot Ltd.
4.300% due 03/18/2026	AUD	2,400	1,644

Ingersoll Rand, Inc.
5.176% due 06/15/2029		$300	310
5.450% due 06/15/2034		1,600	1,684

Intel Corp.
5.150% due 02/21/2034		3,500	3,538
5.200% due 02/10/2033		1,500	1,520

IQVIA, Inc.
5.700% due 05/15/2028		1,700	1,767

JDE Peet’s NV
1.375% due 01/15/2027		2,100	1,962
2.250% due 09/24/2031		4,700	3,941

JetBlue Pass-Through Trust
2.750% due 11/15/2033		686	615
4.000% due 05/15/2034		154	148

Johnson & Johnson
4.800% due 06/01/2029		1,000	1,041

JT International Financial Services BV
3.875% due 09/28/2028		2,600	2,561

Keurig Dr Pepper, Inc.
5.050% due 03/15/2029		1,300	1,342
5.100% due 03/15/2027		1,500	1,534

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinder Morgan, Inc.
4.300% due 06/01/2025		$2,000	$1,991
5.000% due 02/01/2029		1,000	1,022
5.200% due 06/01/2033		600	608
5.400% due 02/01/2034		1,900	1,948
5.550% due 06/01/2045		2,600	2,571

Kraft Heinz Foods Co.
3.500% due 03/15/2029	EUR	1,700	1,938
6.875% due 01/26/2039		$200	236

Kroger Co.
4.650% due 09/15/2029		2,000	2,012
4.900% due 09/15/2031		1,000	1,007
5.000% due 09/15/2034		1,000	1,009

Kyndryl Holdings, Inc.
2.050% due 10/15/2026		1,260	1,198
6.350% due 02/20/2034		2,600	2,781

L3Harris Technologies, Inc.
5.050% due 06/01/2029		2,000	2,061
5.250% due 06/01/2031		1,200	1,250

Las Vegas Sands Corp.
5.900% due 06/01/2027		2,000	2,054
6.000% due 08/15/2029		3,600	3,743

Lenovo Group Ltd.
5.831% due 01/27/2028		400	414

LKQ Corp.
5.750% due 06/15/2028		3,300	3,426

Marriott International, Inc.
2.850% due 04/15/2031		300	270
4.000% due 04/15/2028		500	494
4.625% due 06/15/2030		500	505
4.800% due 03/15/2030		1,500	1,522
5.350% due 03/15/2035		2,000	2,051
5.450% due 09/15/2026		600	615
5.550% due 10/15/2028		300	314

Marvell Technology, Inc.
1.650% due 04/15/2026		100	96
2.950% due 04/15/2031		1,050	949

McDonald’s Corp.
6.300% due 10/15/2037		700	799

Mercedes-Benz Finance North America LLC
4.750% due 08/01/2027		1,100	1,116
4.800% due 08/01/2029		1,500	1,526
5.125% due 08/01/2034		800	811

Merck & Co., Inc.
6.550% due 09/15/2037		700	827

Meta Platforms, Inc.
4.550% due 08/15/2031		400	409
4.750% due 08/15/2034		3,000	3,063
5.750% due 05/15/2063		500	549

Micron Technology, Inc.
5.300% due 01/15/2031		1,200	1,247
5.327% due 02/06/2029		1,000	1,034
6.750% due 11/01/2029		1,100	1,209

Mileage Plus Holdings LLC
6.500% due 06/20/2027		385	390

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	3,400	2,604
4.750% due 08/28/2034		$1,300	1,311

Moody’s Corp.
2.000% due 08/19/2031		1,200	1,035
5.000% due 08/05/2034		1,600	1,639

Motorola Solutions, Inc.
4.600% due 05/23/2029		200	202
5.000% due 04/15/2029		2,100	2,155
5.400% due 04/15/2034		400	418

MPLX LP
4.000% due 02/15/2025		500	497
4.500% due 04/15/2038		800	740
4.950% due 09/01/2032		200	201
5.500% due 06/01/2034		3,000	3,084

MSCI, Inc.
4.000% due 11/15/2029		6,900	6,700

National Football League
5.480% due 10/05/2028 «(g)		4,000	4,120

Nestle Capital Corp.
4.875% due 03/12/2034		2,700	2,786

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Netflix, Inc.
4.900% due 08/15/2034	$1,800	$1,863
5.875% due 11/15/2028	100	107

Newmont Corp.
5.300% due 03/15/2026	3,500	3,548

Northrop Grumman Corp.
4.900% due 06/01/2034	1,600	1,637

Novartis Capital Corp.
3.700% due 09/21/2042	500	436

NTT Finance Corp.
5.104% due 07/02/2027	300	307
5.110% due 07/02/2029	1,400	1,447

NXP BV
4.300% due 06/18/2029	300	299

Occidental Petroleum Corp.
5.200% due 08/01/2029	600	610
5.550% due 03/15/2026	900	911
5.550% due 10/01/2034	2,900	2,946
6.050% due 10/01/2054	1,000	1,016
6.125% due 01/01/2031	4,400	4,646
6.375% due 09/01/2028	200	210
7.500% due 05/01/2031	500	568
8.500% due 07/15/2027	300	326
8.875% due 07/15/2030	2,400	2,833

OCI NV
6.700% due 03/16/2033	2,300	2,412

Open Text Corp.
6.900% due 12/01/2027	200	211

Oracle Corp.
1.650% due 03/25/2026	200	192
3.250% due 11/15/2027	200	195
4.700% due 09/27/2034	2,000	1,996

Ovintiv, Inc.
5.650% due 05/15/2025	500	502
6.250% due 07/15/2033	1,600	1,694

Paramount Global
2.900% due 01/15/2027	600	574
3.375% due 02/15/2028	300	283
3.700% due 06/01/2028	1,275	1,211
4.950% due 01/15/2031	800	755
6.875% due 04/30/2036	800	811
7.875% due 07/30/2030	200	219

Patterson-UTI Energy, Inc.
7.150% due 10/01/2033	1,000	1,077

Penske Truck Leasing Co. LP
5.350% due 01/12/2027	1,500	1,529

Petroleos Mexicanos
6.700% due 02/16/2032	400	359

Philip Morris International, Inc.
1.750% due 11/01/2030	700	604
4.750% due 02/12/2027	1,000	1,016
5.250% due 09/07/2028	1,800	1,867
5.250% due 02/13/2034	6,000	6,233

Phillips 66 Co.
4.950% due 03/15/2035	2,200	2,177

Pilgrim’s Pride Corp.
6.250% due 07/01/2033	200	212

Pioneer Natural Resources Co.
5.100% due 03/29/2026	400	406

POSCO
4.875% due 01/23/2027	500	504

Providence St Joseph Health Obligated Group
2.532% due 10/01/2029	300	275

Qorvo, Inc.
1.750% due 12/15/2024	1,600	1,589

Quanta Services, Inc.
5.250% due 08/09/2034	4,200	4,296

Quest Diagnostics, Inc.
4.625% due 12/15/2029	3,300	3,341

Roche Holdings, Inc.
4.790% due 03/08/2029	1,100	1,133

Rogers Communications, Inc.
5.000% due 02/15/2029	2,600	2,654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rolls-Royce PLC
5.750% due 10/15/2027	$1,000	$1,032

Roper Technologies, Inc.
4.750% due 02/15/2032	1,000	1,012

Royalty Pharma PLC
5.150% due 09/02/2029	400	410

RTX Corp.
6.100% due 03/15/2034	2,000	2,209

S&P Global, Inc.
2.700% due 03/01/2029	1,600	1,510

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,000	1,990
4.500% due 05/15/2030	800	798

Santos Finance Ltd.
6.875% due 09/19/2033	4,200	4,624

Saudi Arabian Oil Co.
5.250% due 07/17/2034	1,900	1,957

Schlumberger Holdings Corp.
5.000% due 11/15/2029	1,000	1,033

Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/2026	23	23

SK Hynix, Inc.
6.375% due 01/17/2028	400	421

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,200	2,103

Smurfit Kappa Treasury ULC
5.438% due 04/03/2034	500	522

Sociedad Quimica y Minera de Chile SA
5.500% due 09/10/2034	3,600	3,606

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	1,600	1,605
5.584% due 10/01/2034	1,300	1,313

Southern Co.
1.750% due 03/15/2028	300	275
3.750% due 09/15/2051 •	2,200	2,133
4.850% due 03/15/2035	1,000	1,009
5.700% due 10/15/2032	1,600	1,716

Spectra Energy Partners LP
3.375% due 10/15/2026	400	393

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	454	420
4.100% due 10/01/2029	216	202

St Marys Cement, Inc.
5.750% due 04/02/2034	1,100	1,132

Starbucks Corp.
4.850% due 02/08/2027	1,900	1,930

Stryker Corp.
3.650% due 03/07/2028	465	458
4.100% due 04/01/2043	500	443
4.250% due 09/11/2029	400	401
4.625% due 09/11/2034	400	402
4.850% due 12/08/2028	500	513

Suntory Holdings Ltd.
5.124% due 06/11/2029	500	518

Sutter Health
5.164% due 08/15/2033	200	207

T-Mobile USA, Inc.
2.250% due 11/15/2031	500	432
2.400% due 03/15/2029	700	645
2.625% due 04/15/2026	2,200	2,146
2.875% due 02/15/2031	500	455
3.600% due 11/15/2060	1,000	728
3.750% due 04/15/2027	600	593
5.750% due 01/15/2034	4,500	4,834
5.800% due 09/15/2062	300	319

Take-Two Interactive Software, Inc.
5.400% due 06/12/2029	1,000	1,037
5.600% due 06/12/2034	1,500	1,574

Tapestry, Inc.
7.000% due 11/27/2026	1,000	1,035
7.850% due 11/27/2033	600	651

Targa Resources Corp.
5.200% due 07/01/2027	500	512
6.150% due 03/01/2029	1,100	1,172
6.500% due 03/30/2034	1,000	1,106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TD SYNNEX Corp.
2.375% due 08/09/2028		$1,000	$922

TD Synnex Corp.
6.100% due 04/12/2034		4,000	4,235

Telefonica Emisiones SA
4.103% due 03/08/2027		800	797

Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		600	721

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	1,650	1,327
4.375% due 01/18/2031		600	486

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		$700	806

TotalEnergies Capital S.A.
4.724% due 09/10/2034		1,700	1,709

TotalEnergies Capital SA
5.150% due 04/05/2034		500	520
5.275% due 09/10/2054		3,600	3,608
5.488% due 04/05/2054		600	621

Trane Technologies Financing Ltd.
3.550% due 11/01/2024		200	200

TransCanada PipeLines Ltd.
1.000% due 10/12/2024		400	399
4.625% due 03/01/2034		600	592

Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026		100	100

TSMC Arizona Corp.
1.750% due 10/25/2026		300	285

Tyco Electronics Group SA
4.625% due 02/01/2030		400	408

Tyson Foods, Inc.
5.400% due 03/15/2029		1,000	1,039
5.700% due 03/15/2034		1,400	1,476

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		627	619

Uber Technologies, Inc.
4.800% due 09/15/2034		2,800	2,798
5.350% due 09/15/2054		1,000	992

Unilever Capital Corp.
4.625% due 08/12/2034		1,900	1,928

United Airlines Pass-Through Trust
2.700% due 11/01/2033		727	651
3.500% due 09/01/2031		639	603
5.450% due 08/15/2038		9,600	10,028
5.875% due 04/15/2029		1,257	1,284

UnitedHealth Group, Inc.
4.900% due 04/15/2031		1,000	1,035
4.950% due 05/15/2062		400	387
5.150% due 07/15/2034		3,600	3,759
5.200% due 04/15/2063		700	701

UPMC
5.035% due 05/15/2033		200	204

Vale Overseas Ltd.
6.125% due 06/12/2033		1,700	1,801

Var Energi ASA
7.500% due 01/15/2028		2,500	2,679
8.000% due 11/15/2032		3,326	3,861

VeriSign, Inc.
2.700% due 06/15/2031		300	262

VMware, Inc.
2.200% due 08/15/2031		2,250	1,933

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		200	198
4.850% due 08/15/2027		750	756
4.950% due 08/15/2029		3,700	3,705
5.250% due 03/22/2029		4,400	4,494
5.650% due 09/12/2028		400	415
5.700% due 09/12/2026		400	409
5.704% (SOFRRATE + 0.830%) due 03/20/2026 ~		300	300

Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026		300	289

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		800	774

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	145

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.279% due 03/15/2032		$5,050	$4,488
5.391% due 03/15/2062		1,100	844

Weir Group PLC
2.200% due 05/13/2026		200	193

Western Midstream Operating LP
5.450% due 11/15/2034		3,044	3,053
6.150% due 04/01/2033		2,000	2,116
6.350% due 01/15/2029		2,200	2,341

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		1,200	1,185
3.450% due 11/15/2026		400	393
4.700% due 09/15/2028		100	101

Whistler Pipeline LLC
5.700% due 09/30/2031		3,500	3,625

Williams Cos., Inc.
5.150% due 03/15/2034		2,000	2,023
5.400% due 03/02/2026		700	709
8.750% due 03/15/2032		200	245

Woodside Finance Ltd.
5.100% due 09/12/2034		6,400	6,360

Workday, Inc.
3.800% due 04/01/2032		300	285

Worldline SA
4.125% due 09/12/2028 (h)	EUR	1,700	1,849

WRKCo, Inc.
4.000% due 03/15/2028		$1,200	1,186

			669,201

UTILITIES 9.4%

AEP Texas, Inc.
3.800% due 10/01/2047		300	233
5.400% due 06/01/2033		100	103
5.450% due 05/15/2029		2,300	2,400

AES Corp.
5.450% due 06/01/2028		700	721

Ameren Corp.
5.000% due 01/15/2029		650	666
5.700% due 12/01/2026		800	823

Appalachian Power Co.
4.500% due 08/01/2032		400	395
5.650% due 04/01/2034		1,100	1,157

Arizona Public Service Co.
5.700% due 08/15/2034		1,000	1,056

AT&T, Inc.
1.650% due 02/01/2028		2,000	1,844
2.300% due 06/01/2027		340	325
3.650% due 09/15/2059		1,800	1,307
3.800% due 12/01/2057		100	76
4.350% due 03/01/2029		200	201
4.750% due 05/15/2046		500	468
5.400% due 02/15/2034		1,000	1,050

Bell Telephone Co. of Canada
5.200% due 02/15/2034		2,100	2,160

Black Hills Corp.
3.950% due 01/15/2026		400	397
6.000% due 01/15/2035		800	852
6.150% due 05/15/2034		600	648

BP Capital Markets PLC
6.450% due 12/01/2033 •(e)		1,800	1,898

Brooklyn Union Gas Co.
4.632% due 08/05/2027		100	100
6.388% due 09/15/2033		4,600	5,012

Columbia Pipelines Holding Co. LLC
5.097% due 10/01/2031		1,200	1,211
6.042% due 08/15/2028		1,100	1,151

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		100	106
6.036% due 11/15/2033		700	747

Consolidated Edison Co. of New York, Inc.
5.375% due 05/15/2034		2,000	2,123

Constellation Energy Generation LLC
3.250% due 06/01/2025		300	297
6.125% due 01/15/2034		1,600	1,759

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consumers Energy Co.
4.200% due 09/01/2052	$200	$176

Dominion Energy, Inc.
3.375% due 04/01/2030	200	190
7.000% due 06/01/2054 •	2,300	2,517

DTE Electric Co.
5.200% due 04/01/2033	1,000	1,048

DTE Energy Co.
5.100% due 03/01/2029	1,000	1,030
5.850% due 06/01/2034	500	537

Duke Energy Carolinas LLC
3.550% due 03/15/2052	600	463
6.100% due 06/01/2037	100	110

Duke Energy Corp.
4.500% due 08/15/2032	1,500	1,484

Duke Energy Ohio, Inc.
5.250% due 04/01/2033	400	418

Duke Energy Progress LLC
5.100% due 03/15/2034	1,800	1,879

Edison International
5.450% due 06/15/2029	1,500	1,559
7.875% due 06/15/2054 •	1,300	1,369

Electricite de France SA
6.000% due 04/22/2064	5,800	5,894
6.250% due 05/23/2033	1,700	1,856

Enel Finance International NV
3.625% due 05/25/2027	325	319
5.125% due 06/26/2029	3,400	3,484
7.500% due 10/14/2032	700	816
7.750% due 10/14/2052	950	1,215

Entergy Arkansas LLC
5.450% due 06/01/2034	1,100	1,167

Evergy Kansas Central, Inc.
5.900% due 11/15/2033	2,000	2,159

Evergy Metro, Inc.
5.400% due 04/01/2034	700	732

Eversource Energy
5.000% due 01/01/2027	400	406
5.450% due 03/01/2028	600	622
5.850% due 04/15/2031	4,600	4,891

Exelon Corp.
5.450% due 03/15/2034	1,700	1,784

FirstEnergy Transmission LLC
5.000% due 01/15/2035	3,000	3,048

Florida Power & Light Co.
5.100% due 04/01/2033	500	523

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	1,000	1,003

Idaho Power Co.
5.200% due 08/15/2034	1,500	1,554

Interstate Power & Light Co.
5.700% due 10/15/2033	2,500	2,666

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	2,100	2,031

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	1,900	1,677

ITC Holdings Corp.
5.650% due 05/09/2034	2,000	2,110

Liberty Utilities Co.
5.577% due 01/31/2029	700	724

Massachusetts Electric Co.
1.729% due 11/24/2030	400	337

MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	929
5.300% due 02/01/2055	600	621
5.350% due 01/15/2034	1,000	1,062

Monongahela Power Co.
5.850% due 02/15/2034	1,000	1,073

Narragansett Electric Co.
5.350% due 05/01/2034	2,600	2,709

National Grid PLC
5.418% due 01/11/2034	2,000	2,083
5.602% due 06/12/2028	400	418

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Rural Utilities Cooperative Finance Corp.
5.050% due 09/15/2028	$300	$310

NBN Co. Ltd.
2.625% due 05/05/2031	500	446
4.250% due 10/01/2029 (b)	1,900	1,895
5.750% due 10/06/2028	1,300	1,372

New York State Electric & Gas Corp.
5.650% due 08/15/2028	1,700	1,772

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	100	92

NGPL PipeCo LLC
3.250% due 07/15/2031	300	267

Niagara Energy SAC
5.746% due 10/03/2034 (b)	2,900	2,919

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	522
5.290% due 01/17/2034	500	511

Oglethorpe Power Corp.
5.800% due 06/01/2054	2,200	2,316

ONEOK, Inc.
4.400% due 10/15/2029	2,000	1,994
4.750% due 10/15/2031	1,300	1,300
5.650% due 11/01/2028	1,613	1,687
5.800% due 11/01/2030	2,100	2,237
6.050% due 09/01/2033	2,400	2,566
6.625% due 09/01/2053	3,500	3,886

Pacific Gas & Electric Co.
3.300% due 12/01/2027	300	290
4.000% due 12/01/2046	1,100	876
5.800% due 05/15/2034	1,000	1,057
5.900% due 06/15/2032	200	212
6.100% due 01/15/2029	700	740
6.150% due 01/15/2033	400	430
6.400% due 06/15/2033	400	437
6.950% due 03/15/2034	1,500	1,706

PacifiCorp
2.700% due 09/15/2030	100	91
5.100% due 02/15/2029	600	620
5.350% due 12/01/2053	1,300	1,288

Piedmont Natural Gas Co., Inc.
5.100% due 02/15/2035	2,500	2,536

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	500	501

Plains All American Pipeline LP
5.700% due 09/15/2034	3,300	3,431

PPL Capital Funding, Inc.
5.250% due 09/01/2034	600	618

Public Service Co. of Colorado
5.350% due 05/15/2034	1,500	1,574

Public Service Electric & Gas Co.
4.850% due 08/01/2034	2,500	2,557

Public Service Enterprise Group, Inc.
5.450% due 04/01/2034	2,400	2,501
6.125% due 10/15/2033	2,700	2,943

Puget Sound Energy, Inc.
5.757% due 10/01/2039	3,000	3,258

Raizen Fuels Finance SA
5.700% due 01/17/2035	1,900	1,903

RWE Finance U.S. LLC
5.875% due 04/16/2034	1,653	1,729

San Diego Gas & Electric Co.
6.000% due 06/01/2026	3,000	3,089

Sempra
6.875% due 10/01/2054 •	1,000	1,039

Sierra Pacific Power Co.
5.900% due 03/15/2054	700	768

Southern California Edison Co.
2.750% due 02/01/2032	300	267
2.850% due 08/01/2029	1,750	1,644
2.950% due 02/01/2051	300	206
4.900% due 06/01/2026	300	303
5.200% due 06/01/2034	2,300	2,385
5.650% due 10/01/2028	1,500	1,577
5.950% due 11/01/2032	500	544

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Gas Co.
5.200% due 06/01/2033	$400	$416

Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	500	412

Southwestern Public Service Co.
4.400% due 11/15/2048	460	395

Spire Missouri, Inc.
5.150% due 08/15/2034	500	520

Targa Resources Partners LP
4.875% due 02/01/2031	900	894
5.000% due 01/15/2028	500	500
6.500% due 07/15/2027	500	507

Verizon Communications, Inc.
1.680% due 10/30/2030	2,900	2,482
3.000% due 11/20/2060	400	258
4.780% due 02/15/2035	302	302

Virginia Electric & Power Co.
2.300% due 11/15/2031	400	349
5.000% due 04/01/2033	600	615
5.050% due 08/15/2034	200	205
5.550% due 08/15/2054	500	526

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	1,800	1,854

Vistra Operations Co. LLC
6.000% due 04/15/2034	900	963
6.950% due 10/15/2033	2,700	3,046

WEC Energy Group, Inc.
4.750% due 01/09/2026	300	301
5.600% due 09/12/2026	900	923

Xcel Energy, Inc.
5.500% due 03/15/2034	300	312

		178,971

Total Corporate Bonds & Notes (Cost $1,504,131)		1,558,601

MUNICIPAL BONDS & NOTES 0.0%

LOUISIANA 0.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	400	415

TEXAS 0.0%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	388	401

Total Municipal Bonds & Notes (Cost $788)		816

U.S. GOVERNMENT AGENCIES 11.8%

Uniform Mortgage-Backed Security
5.500% due 11/01/2052 - 06/01/2053	3,576	3,623
6.000% due 03/01/2053 - 04/01/2053	1,825	1,869
6.500% due 10/01/2053	2,067	2,132

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054	70,100	67,384
4.500% due 12/01/2054	80,500	79,228
6.000% due 11/01/2054	69,900	71,443

Total U.S. Government Agencies (Cost $226,324)		225,679

U.S. TREASURY OBLIGATIONS 30.6%

U.S. Treasury Bonds
2.750% due 08/15/2047	20,500	16,005
2.875% due 08/15/2045	10,200	8,294
2.875% due 05/15/2052 (j)	800	627
3.000% due 11/15/2044	149	124
3.000% due 02/15/2048	16,700	13,588

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 08/15/2048 (h)	$64,500	$52,328
3.125% due 05/15/2048 (h)	34,600	28,748
3.875% due 05/15/2043	6,300	6,068
4.250% due 08/15/2054 (h)	10,700	10,927
4.375% due 08/15/2043	16,630	17,105
4.500% due 02/15/2044	10,500	10,959
4.625% due 05/15/2044 (h)	29,400	31,169
4.625% due 05/15/2054 (h)	10,900	11,826
4.750% due 11/15/2043	15,200	16,401
4.750% due 11/15/2053	3,100	3,425

U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028	1,887	1,870
1.750% due 01/15/2034	19,134	19,357
1.875% due 07/15/2034	401	411
2.125% due 04/15/2029 (h)	33,557	34,498

U.S. Treasury Notes
2.625% due 07/31/2029 (h)	24,700	23,657
3.250% due 06/30/2029 (h)(j)	34,000	33,515
3.625% due 08/31/2029 (h)	36,700	36,815
4.000% due 02/15/2034 (h)	12,860	13,084
4.375% due 05/15/2034 (h)	156,800	164,260
4.750% due 07/31/2025 (j)	23,400	23,527
4.875% due 10/31/2030 (j)(l)	2,200	2,349

U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	3,900	1,836
0.000% due 05/15/2042 (a)	6,100	2,829

Total U.S. Treasury Obligations (Cost $570,259)		585,602

ASSET-BACKED SECURITIES 0.6%

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •	250	251

Apex Credit CLO Ltd.
7.082% due 04/20/2036 •	1,950	1,966

AREIT LLC
7.195% due 08/17/2041 •	1,282	1,289

Barings CLO Ltd.
6.513% due 04/15/2031 •	203	203

BMW Vehicle Lease Trust
4.980% due 03/25/2027	1,000	1,010
5.100% due 07/27/2026	256	256
5.990% due 09/25/2026	1,000	1,010

CPS Auto Receivables Trust
4.910% due 06/15/2028	1,000	1,001

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049	1,000	931

DLLAA LLC
5.930% due 07/20/2026	543	546

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •	1,511	1,512

Ready Capital Mortgage Financing LLC
7.407% due 10/25/2039 •	240	242

SCCU Auto Receivables Trust
5.850% due 05/17/2027	322	323

Total Asset-Backed Securities (Cost $10,409)		10,540

SOVEREIGN ISSUES 1.9%

Airport Authority
4.750% due 01/12/2028	200	205
4.875% due 01/12/2030	200	209

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034	1,500	1,575

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026	300	305
5.875% due 04/30/2029	3,000	3,152

Chile Government International Bond
4.850% due 01/22/2029	2,600	2,661
4.950% due 01/05/2036	300	305

Colombia Government International Bond
8.000% due 11/14/2035	1,300	1,389

Israel Government International Bond
5.375% due 03/12/2029	3,200	3,254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea Gas Corp.
5.000% due 07/08/2029		$750	$776

Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	82,472	3,901
4.490% due 05/25/2032	EUR	500	563
6.000% due 05/07/2036		$1,400	1,429
6.400% due 05/07/2054		1,200	1,203

Panama Government International Bond
7.500% due 03/01/2031		3,800	4,161

Peru Government International Bond
5.375% due 02/08/2035		1,800	1,848
6.900% due 08/12/2037	PEN	2,500	696

Poland Government International Bond
5.125% due 09/18/2034		$2,300	2,368

Province of British Columbia
4.750% due 06/12/2034		500	523

Romania Government International Bond
5.250% due 05/30/2032	EUR	1,800	2,013
5.500% due 09/18/2028		1,100	1,284
5.625% due 02/22/2036		2,030	2,247

Saudi Government International Bond
4.875% due 07/18/2033		$400	407

Total Sovereign Issues (Cost $35,771)			36,474

		SHARES
PREFERRED SECURITIES 1.2%

BANKING & FINANCE 1.2%

Banco Santander SA
8.000% due 02/01/2034 •(e)(f)		4,400,000	4,680

Citigroup, Inc.
7.000% due 08/15/2034 •(e)		4,700,000	5,038
7.125% due 08/15/2029 •(e)		3,200,000	3,338

CoBank ACB
7.250% due 07/01/2029 •(e)		1,800,000	1,883

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 • (e)		3,200,000	3,221
7.500% due 05/10/2029 •(e)		2,300,000	2,445

Wells Fargo & Co.
6.850% due 09/15/2029 •(e)		2,400,000	2,508

Total Preferred Securities (Cost $22,000)			23,113

Total Investments in Securities (Cost $2,371,478)			2,442,620

INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%

PIMCO Short-Term Floating NAV Portfolio III		3,171,695	30,883

Total Short-Term Instruments (Cost $30,883)			30,883

Total Investments in Affiliates (Cost $30,883)			30,883

Total Investments 129.3% (Cost $2,402,361)			$2,473,503

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $13,133)			848

Other Assets and Liabilities, net (29.3)%			(561,051)

Net Assets 100.0%			$1,913,300

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	147

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Football League	5.480%	10/05/2028	03/14/2024	$ 4,000	$4,120	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	5.050%	09/25/2024	10/02/2024			$(36,975)	$(37,006)
	5.060	09/25/2024	10/02/2024			(11,021)	(11,030)
	5.070	09/24/2024	10/01/2024			(20,146)	(20,166)
	5.070	09/25/2024	10/02/2024			(6,276)	(6,282)
	5.080	09/30/2024	10/03/2024			(3,837)	(3,837)
	5.090	09/25/2024	10/02/2024			(33,867)	(33,896)
	5.110	09/27/2024	10/03/2024			(5,292)	(5,295)
BRC	0.500	09/18/2024	TBD	(2)	EUR	(692)	(770)
MYI	(2.000)	09/24/2024	TBD	(2)		(589)	(655)
SSB	4.990	09/30/2024	10/01/2024			$(235,012)	(235,044)
	5.020	10/01/2024	10/02/2024			203,411	(203,411)

Total Reverse Repurchase Agreements							$(557,392)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	5.060%	10/01/2024	10/08/2024	$(51,948)	$(51,948)
UBS	5.330	08/28/2024	10/28/2024	(13,999)	(14,070)

Total Sale-Buyback Transactions					$(66,018)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.1)%
U.S. Treasury Bonds	4.750%	11/15/2053	$1,866	$(1,861)	$(2,095)

Total Short Sales (0.1)%				$(1,861)	$(2,095)

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(117,512)	$0	$0	$(117,512)	$116,278	$(1,234)
BRC	0	(770)	0	0	(770)	684	(86)
MYI	0	(655)	0	0	(655)	586	(69)
SSB	0	(438,455)	0	0	(438,455)	0	(438,455)
STR	0	0	0	0	0	236,243	236,243

Master Securities Forward Transaction Agreement
BCY	0	0	(51,948)	0	(51,948)	51,133	(815)
MSC	0	0	0	(2,095)	(2,095)	0	(2,095)
UBS	0	0	(14,070)	0	(14,070)	13,954	(116)

Total Borrowings and Other Financing Transactions	$0	$(557,392)	$(66,018)	$(2,095)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(770)	$(770)
U.S. Treasury Obligations	(255,210)	(97,346)	0	0	(352,556)
Sovereign Issues	0	0	0	(655)	(655)

Total	$(255,210)	$(97,346)	$0	$(1,425)	$(353,981)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(66,018)	0	0	(66,018)

Total	$0	$(66,018)	$0	$0	$(66,018)

Total Borrowings	$(255,210)	$(163,364)	$0	$(1,425)	$(419,999)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(419,999)

(h)	Securities with an aggregate market value of $418,878 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(157,638) at a weighted average interest rate of 5.347%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(107) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(203,411) is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	10	$10	$(2)	$(1)
Call - EUREX Euro-Bobl November 2024 Futures		120.250	10/25/2024	10	10	(2)	(4)
Put - EUREX Euro-Bund November 2024 Futures		133.000	10/25/2024	9	9	(5)	(2)
Call - EUREX Euro-Bund November 2024 Futures		136.000	10/25/2024	9	9	(6)	(5)

Total Written Options						$(15)	$(12)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	149

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra December Futures	12/2024	244	$28,864	$(17)	$0	$(126)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2024	9	$(1,203)	$(13)	$0	$(2)
Euro-Bund 10-Year Bond December Futures	12/2024	111	(16,671)	(228)	0	(53)
Euro-Schatz December Futures	12/2024	40	(4,772)	(22)	0	(3)
U.S. Treasury 2-Year Note December Futures	12/2024	1,100	(229,066)	(667)	413	0
U.S. Treasury 5-Year Note December Futures	12/2024	581	(63,842)	(92)	213	0
U.S. Treasury 10-Year Note December Futures	12/2024	87	(9,942)	(10)	39	0
U.S. Treasury 30-Year Bond December Futures	12/2024	196	(24,341)	118	135	0

				$(914)	$800	$(58)

Total Futures Contracts				$(931)	$800	$(184)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.818%		$1,300	$161	$53	$214	$0	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.355		200	(1)	5	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		2,800	(7)	59	52	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.441		2,000	223	54	277	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2029	1.438		1,400	(28)	0	(28)	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		2,100	299	4	303	0	(3)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.350		700	120	(5)	115	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167		2,100	6	(2)	4	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	1,000	(10)	19	9	0	(3)

							$763	$187	$950	$0	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$9,300	$97	$118	$215	$0	$(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	175,300	3,559	467	4,026	0	(1)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	438,100	9,904	25	9,929	1	(24)

					$13,560	$610	$14,170	$1	$(26)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$43,800	$(814)	$(320)	$(1,134)	$109	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	17,800	(57)	(82)	(139)	52	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	31,600	(320)	164	(156)	92	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	5,800	(11)	50	39	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	5,300	178	(344)	(166)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,300	(5)	(50)	(55)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	1,270	(7)	(32)	(39)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,500	(5)	(21)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	1,600	(7)	(28)	(35)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	600	(2)	(12)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	1,200	(5)	(9)	(14)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	800	(3)	(2)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	800	(4)	10	6	2	0

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.278%	Annual	09/16/2034		$1,600	$(7)	$14	$7	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,700	(7)	14	7	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		77,600	(381)	(2,636)	(3,017)	211	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	404	(701)	(297)	40	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,900	(3)	(4)	(7)	0	(5)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,200	(4)	(35)	(39)	0	(7)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		900	(3)	(24)	(27)	0	(5)

							$(1,063)	$(4,050)	$(5,113)	$574	$(18)

Total Swap Agreements							$13,260	$(3,253)	$10,007	$575	$(54)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$800	$575	$1,375	$(12)	$ (184)	$ (57)	$ (253)

(j)

Securities with an aggregate market value of $26,325 and cash of $7,209 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 and liability of $(2) is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2024	GBP	7,524		$9,916	$0	$(144)
	10/2024		$3,579	SEK	36,214	0	(14)
	11/2024	SEK	36,155		$3,579	14	0
	12/2024	MXN	18,225		930	15	0

CBK	10/2024		$20	IDR	306,978	0	0
	10/2024		9,316	INR	783,511	26	0

FAR	10/2024		2,389	AUD	3,475	14	0
	10/2024		26,027	EUR	23,275	0	(118)
	11/2024	AUD	3,475		$2,390	0	(14)
	11/2024	EUR	23,275		26,062	118	0

JPM	11/2024	CNH	32,176		4,500	0	(107)

MBC	10/2024		$5,976	CAD	8,029	0	(39)
	10/2024		10,064	GBP	7,524	0	(4)
	11/2024	CAD	8,023		$5,976	39	0
	11/2024	GBP	7,524		10,063	4	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	151

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	10/2024	EUR	24,313		$27,097	$33	$0
	10/2024	SEK	36,222		3,537	0	(29)

SCX	10/2024		$3,486	INR	293,000	7	0

SSB	10/2024		1,153	EUR	1,038	2	0

TOR	10/2024	AUD	3,475		$2,357	0	(46)
	10/2024	CAD	8,023		5,961	29	0

UAG	10/2024	CHF	3,029		3,606	27	0
	10/2024		$3,568	CHF	3,026	8	0
	11/2024	CHF	3,015		$3,568	0	(8)

Total Forward Foreign Currency Contracts						$336	$(523)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	1,500	$ (5)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,500	(5)	(5)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	1,800	(3)	(14)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	1,800	(3)	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	1,800	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	1,800	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	1,700	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	1,700	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	1,700	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	1,700	(6)	(6)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	1,000	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	1,000	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	1,500	(6)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	1,500	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	1,500	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	1,500	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	700	(2)	(2)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	1,500	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	1,500	(4)	(5)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	1,500	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	1,500	(5)	(4)

Total Written Options							$(112)	$(87)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(6)	$0	$(6)	$(6)	$0	$(6)
BRC	29	0	0	29	(158)	(14)	0	(172)	(143)	164	21
CBK	26	0	0	26	0	0	0	0	26	0	26
FAR	132	0	0	132	(132)	(34)	0	(166)	(34)	0	(34)
JPM	0	0	0	0	(107)	(17)	0	(124)	(124)	0	(124)
MBC	43	0	0	43	(43)	0	0	(43)	0	0	0
MYC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
MYI	33	0	0	33	(29)	0	0	(29)	4	(20)	(16)
SCX	7	0	0	7	0	0	0	0	7	0	7

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
SSB	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
TOR	29	0	0	29	(46)	0	0	(46)	(17)	0	(17)
UAG	35	0	0	35	(8)	(9)	0	(17)	18	0	18

Total Over the Counter	$336	$0	$0	$336	$(523)	$(87)	$0	$(610)

(l)

Securities with an aggregate market value of $164 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$800	$800
Swap Agreements	0	1	0	0	574	575

	$0	$1	$0	$0	$1,374	$1,375

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$336	$0	$336

	$0	$1	$0	$336	$1,374	$1,711

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	184	184
Swap Agreements	0	36	0	0	21	57

	$0	$36	$0	$0	$217	$253

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$523	$0	$523
Written Options	0	0	0	0	87	87

	$0	$0	$0	$523	$87	$610

	$0	$36	$0	$523	$304	$863

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	(2,167)	(2,167)
Swap Agreements	0	3,078	0	0	(1,099)	1,979

	$0	$3,078	$0	$0	$(3,239)	$(161)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	153

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,149)	$0	$(1,149)
Written Options	0	0	0	0	310	310

	$0	$0	$0	$(1,149)	$310	$(839)

	$0	$3,078	$0	$(1,149)	$(2,929)	$(1,000)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	(207)	(207)
Swap Agreements	0	(298)	0	0	(3,950)	(4,248)

	$0	$(298)	$0	$0	$(4,154)	$(4,452)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(258)	$0	$(258)
Written Options	0	0	0	0	24	24

	$0	$0	$0	$(258)	$24	$(234)

	$0	$(298)	$0	$(258)	$(4,130)	$(4,686)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,795	$1,795
Corporate Bonds & Notes
Banking & Finance	0	710,429	0	710,429
Industrials	3,693	661,388	4,120	669,201
Utilities	0	178,971	0	178,971
Municipal Bonds & Notes
Louisiana	0	415	0	415
Texas	0	401	0	401
U.S. Government Agencies	0	225,679	0	225,679
U.S. Treasury Obligations	0	585,602	0	585,602
Asset-Backed Securities	0	10,540	0	10,540
Sovereign Issues	0	36,474	0	36,474
Preferred Securities
Banking & Finance	0	23,113	0	23,113

	$3,693	$2,433,012	$5,915	$2,442,620

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,883	$0	$0	$30,883

Total Investments	$34,576	$2,433,012	$5,915	$2,473,503

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,095)	$0	$(2,095)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,375	0	1,375
Over the counter	0	336	0	336

	$0	$1,711	$0	$1,711

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(70)	(180)	0	(250)
Over the counter	0	(610)	0	(610)

	$(70)	$(790)	$0	$(860)

Total Financial Derivative Instruments	$(70)	$921	$0	$851

Totals	$34,506	$2,431,838	$5,915	$2,472,259

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.8%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(a)	$2,000	$2

Total Corporate Bonds & Notes (Cost $1,033)		2

U.S. GOVERNMENT AGENCIES 69.5%

Fannie Mae
4.060% due 03/01/2030 (b)	415	416
4.419% due 08/25/2042 ~	8	7
4.448% due 08/01/2032 •	2	2
4.540% due 11/01/2035 •	1	1
4.590% due 07/01/2027 •	1	1
4.602% due 05/01/2036 •	14	14
4.611% due 05/01/2036 •	17	17
4.690% due 05/01/2036 •	7	7
4.766% due 08/01/2026 (b)	380	384
4.767% due 12/25/2042 ~	54	54
5.081% due 07/01/2029 •	3	3
5.175% due 03/01/2035 •	19	19
5.523% due 12/25/2036 •	32	31
5.583% due 03/25/2034 •	8	8
5.607% due 12/01/2034 •	4	4
5.625% due 09/01/2033 •	22	23
5.695% due 01/25/2034 •	6	6
5.727% due 10/01/2034 •	30	30
5.732% due 02/01/2035 •	3	3
5.738% due 11/01/2032 •	3	3
5.745% due 05/25/2042 - 09/25/2042 •	95	94
5.795% due 06/25/2029 - 12/25/2033 •	15	14
5.809% due 04/01/2037 •	1	1
5.814% due 01/01/2037 •	1	1
5.835% due 05/25/2036 •	4	4
5.845% due 10/25/2030 •	10	9
5.850% due 11/01/2034 •	23	23
5.856% due 05/18/2032 •	7	7
5.859% due 03/01/2030 •	25	25
5.870% due 01/01/2035 •	10	10
5.875% due 10/01/2034 •	2	2
5.876% due 12/01/2036 •	28	29
5.894% due 12/01/2034 •	21	21
5.895% due 08/25/2031 - 01/25/2033 •	12	12
5.906% due 09/17/2027 - 10/18/2030 •	17	17
5.913% due 04/01/2033 - 09/01/2033 •	13	12
5.915% due 10/01/2032 •	6	6
5.920% due 11/01/2034 •	6	7
5.945% due 12/25/2030 - 11/01/2033 •	106	108
5.950% due 11/01/2047 •	103	106
5.956% due 11/18/2030 •	5	5
5.963% due 02/01/2034 •	7	7
5.980% due 12/01/2035 •	4	4
5.990% due 11/01/2033 •	30	29
5.995% due 02/01/2035 •	64	65
6.000% due 12/01/2033 •	7	7
6.000% due 02/25/2044 - 08/25/2044	14	15
6.001% due 12/01/2036 •	2	2
6.005% due 10/01/2033 •	19	20
6.045% due 11/25/2031 •	12	12
6.065% due 11/01/2033 •	12	12
6.075% due 02/01/2036 •	28	28
6.095% due 04/25/2032 •	8	8
6.105% due 12/01/2035 •	142	144
6.125% due 01/01/2033 •	3	3
6.143% due 03/01/2035 •	38	39
6.150% due 01/01/2034 •	1	1
6.155% due 03/01/2034 •	9	9
6.172% due 05/01/2037 •	149	152
6.188% due 11/01/2033 •	30	31
6.190% due 04/01/2033 •	4	4
6.250% due 05/25/2042	11	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.256% due 03/01/2033 •	$52	$53
6.280% due 10/01/2033 •	1	1
6.287% due 06/01/2032 •	2	2
6.290% due 01/01/2036 •	1	1
6.295% due 03/01/2033 •	1	1
6.299% due 11/01/2031 •	6	6
6.300% due 01/01/2036 •	30	31
6.312% due 11/01/2027 - 01/01/2038 •	1	2
6.318% due 02/01/2035 •	8	8
6.335% due 01/01/2033 - 02/01/2034 •	26	27
6.337% due 11/01/2040 •	1	1
6.342% due 05/01/2032 •	4	4
6.363% due 07/01/2042 - 07/01/2044 •	122	124
6.387% due 04/01/2034 •	5	5
6.390% due 07/01/2026 •	4	4
6.395% due 04/25/2032 •	6	6
6.400% due 11/01/2032 - 01/01/2033 •	3	2
6.412% due 09/01/2041 •	8	8
6.425% due 04/01/2035 •	2	2
6.438% due 05/01/2034 •	3	3
6.500% due 11/01/2026 - 11/01/2036 •	209	211
6.500% due 01/25/2044	141	146
6.543% due 09/01/2034 •	18	18
6.550% due 03/01/2035 •	1	1
6.551% due 06/01/2035 •	31	31
6.605% due 04/01/2033 •	65	67
6.625% due 02/01/2034 •	29	29
6.633% due 12/01/2030 •	1	1
6.639% due 05/01/2033 •	2	2
6.665% due 12/01/2032 •	7	7
6.682% due 02/01/2035 •	4	4
6.722% due 07/01/2033 •	1	1
6.725% due 03/01/2033 •	9	10
6.743% due 04/01/2035 •	4	5
6.744% due 09/01/2033 •	13	13
6.757% due 09/01/2035 •	10	10
6.769% due 04/01/2040 •	65	67
6.820% due 04/01/2034 •	16	16
6.829% due 06/01/2037 •	6	6
6.853% due 11/01/2035 •	11	11
6.873% due 05/01/2036 •	12	12
6.875% due 01/01/2033 •	1	1
6.893% due 03/01/2034 •	177	177
6.895% due 07/01/2033 - 11/01/2035 •	36	37
6.900% due 05/01/2030 •	10	10
6.945% due 04/01/2028 •	7	7
6.948% due 02/01/2034 •	11	11
6.984% due 08/01/2033 •	4	4
6.986% due 11/01/2034 •	3	3
7.000% due 10/01/2033 - 02/25/2044	14	15
7.000% due 06/01/2034 •	2	2
7.022% due 10/01/2035 •	56	57
7.024% due 11/01/2035 •	3	3
7.060% due 05/01/2035 •	27	27
7.169% due 01/01/2035 •	14	14
7.185% due 09/01/2033 •	13	13
7.208% due 01/01/2035 - 02/01/2037 •	6	6
7.225% due 07/01/2037 •	25	26
7.252% due 02/01/2035 •	11	11
7.294% due 01/01/2035 •	4	5
7.302% due 07/01/2034 •	21	21
7.303% due 07/01/2035 •	2	2
7.310% due 07/01/2035 •	4	4
7.326% due 07/01/2034 - 09/01/2037 •	173	176
7.330% due 08/01/2033 •	5	5
7.348% due 07/01/2035 •	8	8
7.414% due 11/01/2034 •	2	2
7.470% due 06/01/2034 •	55	57
7.473% due 09/01/2035 •	41	43
7.480% due 07/01/2035 •	3	3
7.500% due 06/01/2034 •	1	1
7.500% due 05/25/2042	11	12
7.502% due 06/01/2035 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.518% due 09/01/2035 •	$53	$54
7.537% due 08/01/2035 •	10	11
7.664% due 10/01/2035 •	6	6
7.705% due 06/01/2036 •	6	6
7.815% due 08/01/2037 •	270	275

Freddie Mac
3.000% due 02/01/2048 (b)	2,206	2,024
3.590% due 09/01/2030 •	29	29
4.448% due 01/01/2030 •	12	12
4.500% due 04/15/2032	91	91
5.229% due 08/25/2031 •	131	136
5.500% due 10/15/2032	3	3
5.675% due 09/25/2031 •	69	70
5.745% due 06/25/2029 •	42	40
5.757% due 03/15/2036 •	1	1
5.783% due 03/01/2035 •	5	6
5.795% due 05/25/2043 •	613	600
5.807% due 02/15/2029 - 03/15/2029 •	13	13
5.857% due 07/15/2026 - 01/15/2033 •	31	31
5.907% due 09/15/2026 - 08/15/2029 •	6	7
5.928% due 04/01/2030 •	13	13
5.955% due 12/01/2036 •	12	12
5.957% due 10/15/2026 - 01/15/2032 •	5	5
6.000% due 01/15/2029 - 05/01/2035	9	9
6.001% due 02/01/2037 •	2	2
6.007% due 08/15/2029 - 03/15/2032 •	21	21
6.057% due 06/15/2029 - 12/15/2031 •	18	18
6.104% due 01/01/2037 •	2	2
6.146% due 01/01/2035 •	1	1
6.165% due 11/01/2034 •	107	108
6.322% due 03/01/2036 •	57	59
6.323% due 10/25/2044 - 02/25/2045 •	296	273
6.350% due 11/01/2033 •	9	10
6.364% due 12/01/2035 •	7	7
6.370% due 01/01/2036 - 02/01/2036 •	9	10
6.375% due 12/01/2032 - 10/01/2034 •	37	38
6.405% due 11/01/2036 •	2	2
6.460% due 02/01/2035 •	29	30
6.487% due 01/01/2030 •	31	31
6.493% due 09/01/2035 •	34	35
6.511% due 04/01/2036 •	80	81
6.523% due 07/25/2044 •	944	902
6.530% due 03/01/2036 •	103	105
6.544% due 09/01/2035 •	1	1
6.583% due 03/01/2032 - 04/01/2034 •	47	48
6.593% due 03/01/2036 •	2	2
6.640% due 01/01/2036 •	2	2
6.655% due 09/01/2037 •	187	187
6.809% due 09/01/2034 •	92	95
6.888% due 01/01/2034 •	52	53
6.921% due 08/01/2035 •	1	1
6.926% due 12/01/2034 •	1	1
6.952% due 04/01/2032 •	30	31
6.962% due 03/01/2035 •	9	10
7.000% due 07/15/2027	3	3
7.023% due 11/01/2036 •	0	1
7.100% due 08/01/2033 •	1	1
7.125% due 04/01/2032 •	6	6
7.306% due 07/01/2033 •	1	1
7.325% due 07/01/2033 •	4	4
7.375% due 09/01/2035 •	7	7
7.379% due 05/01/2035 •	44	45
7.415% due 08/01/2035 •	77	79
7.451% due 07/01/2035 •	8	8
7.456% due 07/01/2035 •	1	1
7.481% due 08/01/2035 •	21	22
7.500% due 09/01/2034 •	3	3
7.590% due 09/01/2035 •	1	1
7.704% due 06/01/2035 •	2	2
7.709% due 07/01/2037 •	43	44
7.835% due 08/01/2037 •	62	64

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	155

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 07/20/2026	$1	$1
3.625% due 09/20/2029 - 12/20/2045 •	329	332
3.750% due 10/20/2029 •	112	112
4.625% due 01/20/2027 - 01/20/2030 •	31	30
4.875% due 04/20/2033 •	16	16
6.067% due 05/20/2069 •	883	883

Ginnie Mae, TBA
2.500% due 11/01/2054	600	529
3.000% due 11/01/2054	2,900	2,647
3.500% due 10/01/2054	5,200	4,886
4.000% due 10/01/2054	200	193
4.500% due 11/01/2054	14,000	13,821
5.500% due 10/01/2054	300	303

Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 05/01/2052	996	900
3.500% due 11/01/2044 - 03/01/2048 (b)	1,341	1,273
3.500% due 12/01/2047 - 02/01/2050	877	825
4.000% due 07/01/2042 - 02/01/2043	390	381

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2039 - 10/01/2054	800	698
3.000% due 10/01/2039 - 10/01/2054	20,100	18,850
3.500% due 11/01/2054	3,150	2,936
5.000% due 11/01/2054	6,700	6,697
5.500% due 11/01/2054	12,200	12,342
6.000% due 11/01/2054	23,700	24,223
6.500% due 11/01/2054	12,300	12,675
7.000% due 10/01/2054	600	623

Total U.S. Government Agencies (Cost $116,271)		115,966

U.S. TREASURY OBLIGATIONS 5.6%

U.S. Treasury Bonds
3.125% due 02/15/2043 (b)(e)	4,730	4,094
4.000% due 11/15/2042 (b)	3,100	3,052
4.000% due 11/15/2052 (b)	2,300	2,239

Total U.S. Treasury Obligations (Cost $11,011)		9,385

NON-AGENCY MORTGAGE-BACKED SECURITIES 38.1%

Adjustable Rate Mortgage Trust
4.888% due 03/25/2035 ~	10	10
5.230% due 11/25/2035 ~	76	55

AG Trust
7.112% due 07/15/2041 •	900	902

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	1,200	1,105

Ashford Hospitality Trust
6.844% due 06/15/2035 •	400	396
7.244% due 06/15/2035 •	300	296
8.144% due 06/15/2035 •	400	393

Banc of America Funding Trust
5.591% due 05/25/2035 ~	3,784	3,518

Banc of America Mortgage Trust
5.065% due 11/25/2033 ~	17	16
6.203% due 10/25/2035 ~	7	7
6.253% due 01/25/2034 ~	10	9
6.372% due 02/25/2034 ~	24	24
6.533% due 09/25/2033 ~	49	45
7.375% due 06/25/2034 ~	11	10

BCAP LLC Trust
6.500% due 02/26/2036 ~	395	188

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	1	1
4.348% due 07/25/2034 ~	10	9
4.702% due 02/25/2034 ~	116	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.892% due 01/25/2035 ~	$16	$16
5.108% due 02/25/2034 ~	25	23
5.125% due 01/25/2035 ~	14	12
5.688% due 01/25/2034 ~	40	38
6.500% due 04/25/2033 ~	12	12
6.540% due 01/25/2034 ~	136	135
7.049% due 10/25/2033 ~	2	2

Bear Stearns ALT-A Trust
5.080% due 11/25/2036 ~	228	118
5.289% due 02/25/2034 •	122	115
5.309% due 08/25/2036 •	3	3

CD Mortgage Trust
3.431% due 08/15/2050	400	387

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	986	896

Chase Mortgage Finance Trust
4.682% due 12/25/2035 ~	23	20
4.815% due 12/25/2035 ~	18	17
6.552% due 02/25/2037 ~	126	123

Citigroup Commercial Mortgage Trust
3.778% due 09/10/2058	900	887

Citigroup Mortgage Loan Trust
5.769% due 08/25/2035 •	52	50
6.733% due 08/25/2034 ~	1	1
6.933% due 03/25/2034 ~	25	24
7.410% due 05/25/2035 •	9	9
7.560% due 09/25/2035 •	27	27
7.860% due 11/25/2035 •	23	23

Countrywide Alternative Loan Trust
3.945% due 08/25/2035 ~	795	741
4.789% due 10/25/2035 ~	7	5
5.369% due 06/25/2037 •	641	587

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	642	609
5.258% due 12/25/2033 ~	24	25
5.319% due 08/25/2035 •	60	11
5.500% due 11/25/2035	67	32
5.686% due 06/20/2035 ~	36	34
7.940% due 02/20/2036 •	17	15

Credit Suisse First Boston Mortgage Securities Corp.
6.391% due 11/25/2032 ~	4	4

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.592% due 01/25/2034 ~	89	86
6.520% due 07/25/2033 ~	206	199
7.268% due 10/25/2033 ~	10	10

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	980	947

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	200	188

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~	25	25

First Horizon Alternative Mortgage Securities Trust
5.815% due 08/25/2034 ~	31	31
6.441% due 07/25/2035 ~	75	47

First Horizon Mortgage Pass-Through Trust
5.239% due 02/25/2035 •	23	20
6.004% due 02/25/2035 •	48	46

GMAC Mortgage Corp. Loan Trust
4.471% due 11/19/2035 ~	32	27

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	599
3.924% due 10/10/2032	936	929

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~	2,399	2,246

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ	2,458	2,398

GSR Mortgage Loan Trust
4.502% due 05/25/2035 ~	37	31
4.910% due 08/25/2034 ~	12	11
5.096% due 06/25/2034 ~	4	4
5.202% due 09/25/2035 ~	1,632	1,563
5.319% due 01/25/2034 •	32	32
5.460% due 06/25/2034 ~	10	10
6.000% due 03/25/2032	2	3
6.750% due 03/25/2033 •	1	1
7.343% due 09/25/2034 ~	857	868

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
5.459% due 02/19/2046 •	$341	$313
5.519% due 05/19/2035 •	18	17

Impac CMB Trust
5.609% due 08/25/2035 •	412	389

IndyMac Adjustable Rate Mortgage Trust
6.516% due 01/25/2032 ~	7	7

IndyMac INDX Mortgage Loan Trust
5.349% due 09/25/2046 •	218	190
5.749% due 05/25/2034 •	14	12

JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 ~	19	8

JP Morgan Chase Commercial Mortgage Securities Trust
6.561% due 12/15/2036 •	500	378

JP Morgan Mortgage Trust
5.408% due 11/25/2035 ~	62	51
5.502% due 04/25/2035 ~	2	2
5.546% due 07/25/2035 ~	116	111
5.703% due 07/25/2035 ~	85	83
5.714% due 11/25/2033 ~	5	5
5.748% due 10/25/2035 ~	115	108
6.499% due 09/25/2034 ~	1	1
6.581% due 11/25/2033 ~	3	3

Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ	2,493	2,477

MASTR Adjustable Rate Mortgages Trust
4.023% due 02/25/2034 ~	141	125
4.361% due 01/25/2034 ~	3	3
4.692% due 08/25/2034 ~	176	173
5.279% due 12/25/2033 ~	13	12
5.897% due 01/25/2036 ~	14	13
6.435% due 11/21/2034 ~	21	21
7.406% due 08/25/2034 ~	69	68
7.625% due 09/25/2033 ~	91	91
7.625% due 07/25/2034 ~	156	153

Merrill Lynch Mortgage Investors Trust
3.187% due 02/25/2034 ~	18	15
5.517% due 02/25/2035 ~	38	37
5.551% due 04/25/2035 ~	126	113
5.589% due 08/25/2028 •	131	125
5.629% due 06/25/2028 •	30	28
5.632% due 09/25/2033 ~	4	4
6.003% due 03/25/2028 •	21	19

MFA Trust
1.014% due 01/26/2065 ~	481	448
1.324% due 01/26/2065 ~	172	160
1.632% due 01/26/2065 ~	172	161
2.479% due 03/25/2065 ~	153	148
4.250% due 02/25/2066 ~	984	956

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	459	444

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	1,800	1,521

Morgan Stanley Mortgage Loan Trust
5.289% due 01/25/2035 •	511	481

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,031	1,956
2.750% due 11/25/2059 ~	2,664	2,553
3.500% due 10/25/2059 ~	72	68

New York Mortgage Trust
4.670% due 08/25/2061 þ	2,513	2,494

NLT Trust
3.200% due 10/25/2062 ~	926	843

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 10/25/2035 ~	12	11

OBX Trust
1.072% due 02/25/2066 ~	2,678	2,393

Prime Mortgage Trust
5.369% due 02/25/2034 •	10	9
6.000% due 02/25/2034	3	3

PRPM LLC
4.000% due 06/25/2053 þ	1,807	1,779
4.000% due 07/25/2054 þ	936	916
4.000% due 08/25/2054 þ	911	892

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCKT Mortgage Trust
5.846% due 08/25/2044 þ	$196	$198

Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	392	185

Residential Funding Mortgage Securities, Inc. Trust
5.835% due 02/25/2036 ~	55	51
6.500% due 03/25/2032	4	4

Sequoia Mortgage Trust
5.768% due 03/20/2035 •	45	43
5.835% due 04/20/2033 •	8	8
5.875% due 10/20/2027 •	15	15
5.884% due 07/20/2034 ~	10	9
6.228% due 05/20/2034 •	24	24

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	176	166
1.439% due 11/25/2055 ~	88	84
1.486% due 04/25/2065 ~	133	128
1.593% due 11/25/2055 ~	88	84

Structured Adjustable Rate Mortgage Loan Trust
5.209% due 03/25/2035 •	44	39
5.269% due 09/25/2034 •	67	62
5.947% due 09/25/2034 ~	19	19

Structured Asset Mortgage Investments Trust
5.759% due 11/19/2033 •	10	10
5.759% due 05/19/2035 •	73	70
5.779% due 02/19/2035 •	1,017	946

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.486% due 09/25/2033 ~	14	13
6.186% due 11/25/2033 ~	7	7
7.352% due 06/25/2033 ~	127	124
7.699% due 03/25/2033 ~	70	69

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	273	265
3.750% due 03/25/2058 ~	1,011	985
5.969% due 05/25/2058 •	3,631	3,745
5.969% due 10/25/2059 •	126	128

Verus Securitization Trust
5.799% due 07/25/2069 þ	979	990

WaMu Mortgage Pass-Through Certificates Trust
5.058% due 10/25/2035 ~	308	281
5.225% due 09/25/2035 ~	133	124
5.509% due 12/25/2045 •	1,017	921
5.549% due 10/25/2045 •	930	913
5.549% due 12/25/2045 •	699	698
5.769% due 01/25/2045 •	412	405
6.048% due 10/25/2033 ~	60	58
6.123% due 08/25/2046 •	21	19
6.171% due 08/25/2046 •	1,031	876
6.265% due 08/25/2033 ~	166	160
6.323% due 11/25/2042 •	40	38
6.523% due 08/25/2042 •	4	4
6.623% due 09/25/2046 •	2,494	2,379

Washington Mutual Mortgage Pass-Through Certificates Trust
4.991% due 06/25/2033 ~	6	6
6.578% due 11/25/2030 ~	19	19
6.975% due 02/25/2033 ~	1	1
7.000% due 03/25/2034	12	12

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	550
3.809% due 12/15/2048	300	297
4.023% due 03/15/2052	300	294

Wells Fargo Mortgage-Backed Securities Trust
7.355% due 08/25/2035 ~	3	3

Worldwide Plaza Trust
3.526% due 11/10/2036	1,000	708

WSTN Trust
6.518% due 07/05/2037 ~	500	513

Total Non-Agency Mortgage-Backed Securities (Cost $67,132)		63,556

ASSET-BACKED SECURITIES 40.6%

AccessLex Institute
5.633% due 05/25/2036 •	285	279

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Accredited Mortgage Loan Trust
5.136% due 01/25/2035 •	$358	$352

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •	800	800

Apex Credit CLO Ltd.
6.522% due 10/20/2031 •	947	948

Apidos CLO
6.554% due 04/20/2031 •	760	761

Bear Stearns Asset-Backed Securities Trust
4.537% due 10/25/2036 ~	548	305
5.969% due 11/25/2042 •	72	71

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •	2,613	2,616

Bryant Park Funding Ltd.
6.932% due 04/15/2037 •	1,000	1,006

BXMT Ltd.
6.597% due 11/15/2037 •	716	705

Carmax Select Receivables Trust
5.400% due 11/15/2028	100	102
5.780% due 09/15/2027	100	101
6.072% due 09/15/2027 •	100	100

College Avenue Student Loans LLC
1.600% due 07/25/2051	616	563
3.280% due 12/28/2048	975	918
4.130% due 12/26/2047	514	495
6.069% due 07/25/2051 •	352	349
6.169% due 12/26/2047 •	374	372

Commonbond Student Loan Trust
1.980% due 08/25/2050	437	385

Countrywide Asset-Backed Certificates Trust
5.389% due 08/25/2034 •	1,230	1,204
5.509% due 12/25/2034 •	1,655	1,616

CPS Auto Receivables Trust
5.880% due 02/15/2028	85	85

Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 þ	308	286

ECMC Group Student Loan Trust
6.395% due 07/25/2069 •	476	476

EquiFirst Mortgage Loan Trust
6.336% due 09/25/2033 •	31	31

Exeter Automobile Receivables Trust
6.310% due 10/15/2027	500	504

GLS Auto Select Receivables Trust
5.590% due 10/15/2029	500	508

GreenSky Home Improvement Trust
5.880% due 06/25/2059	500	506

HERA Commercial Mortgage Ltd.
6.179% due 02/18/2038 •	241	239

Home Equity Asset Trust
5.569% due 11/25/2032 •	8	7

Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	242	242

HSI Asset Securitization Corp. Trust
5.069% due 10/25/2036 •	5	2

KKR CLO Ltd.
6.481% due 07/18/2030 •	434	434

LCCM Trust
6.661% due 11/15/2038 •	2,828	2,808

LCM Loan Income Fund Ltd.
6.574% due 04/20/2031 •	385	385

LCM Ltd.
6.562% due 07/20/2034 •	1,000	1,002

Lendmark Funding Trust
5.530% due 06/21/2032	1,000	1,022

Long Beach Mortgage Loan Trust
5.529% due 10/25/2034 •	699	686
5.669% due 03/25/2032 •	16	16
5.824% due 07/25/2034 •	181	177

Madison Park Funding Ltd.
6.534% due 04/20/2032 •	1,714	1,716

Marathon CLO Ltd.
6.662% due 01/20/2033 •	2,000	2,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Dean Witter Capital, Inc. Trust
6.319% due 02/25/2033 •	$43	$44

Mountain View CLO LLC
6.638% due 10/16/2029 •	119	119

Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0

Navient Private Education Loan Trust
6.111% due 11/15/2068 •	96	96

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	531	493
3.010% due 12/15/2059	855	831
3.130% due 02/15/2068	191	187

Navient Student Loan Trust
4.000% due 12/15/2059	708	703

Nelnet Student Loan Trust
1.420% due 04/20/2062	1,518	1,418

NovaStar Mortgage Funding Trust
5.709% due 02/25/2034 •	1,610	1,606

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	460	466
7.400% due 03/15/2030 ~	197	199
7.464% due 06/16/2031	4,399	4,431
7.625% due 04/15/2031	1,000	1,008
8.258% due 12/16/2030 ~	397	401

PRET LLC
2.487% due 10/25/2051 þ	2,416	2,408
4.843% due 09/25/2051 þ	2,387	2,381
4.992% due 02/25/2061 þ	2,596	2,598

Reach ABS Trust
6.300% due 02/18/2031	588	592

Regatta Funding Ltd.
6.694% due 01/20/2035 •	1,000	1,001

Renaissance Home Equity Loan Trust
5.669% due 08/25/2032 •	10	9
6.069% due 09/25/2037 •	3,168	1,338

SCCU Auto Receivables Trust
5.110% due 06/15/2029	1,000	1,015

SLM Private Credit Student Loan Trust
5.478% due 12/15/2039 •	155	151
5.498% due 06/15/2039 •	2,173	2,113
5.538% due 06/15/2039 •	917	900

SMB Private Education Loan Trust
1.290% due 07/15/2053	891	831
1.600% due 09/15/2054	626	584
2.230% due 09/15/2037	267	255
2.840% due 06/15/2037	240	234
2.880% due 09/15/2034	34	33
3.940% due 02/16/2055	857	836
6.792% due 02/16/2055 •	980	985

SoFi Professional Loan Program LLC
2.650% due 09/25/2040	302	296

Sound Point CLO Ltd.
6.524% due 10/20/2030 •	723	724
6.526% due 07/25/2030 •	313	313

Soundview Home Loan Trust
6.269% due 11/25/2033 •	13	13

TCW CLO Ltd.
6.395% due 08/16/2034 •	200	200
6.886% due 01/16/2037 •	4,000	4,020

Terwin Mortgage Trust
6.094% due 04/25/2036 •	741	742

TPG Real Estate Finance Issuer Ltd.
6.397% due 03/15/2038 •	1,320	1,310

TruPS Financials Note Securitization Ltd.
6.645% due 09/20/2039 •	1,520	1,507

Upstart Pass-Through Trust
7.900% due 10/20/2028	161	164

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •	1,000	1,002

Total Asset-Backed Securities (Cost $70,099)		67,738

Total Investments in Securities (Cost $265,546)		256,647

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	157

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%

PIMCO Short-Term Floating NAV Portfolio III	448,071	$4,363

Total Short-Term Instruments (Cost $4,363)		4,363

Total Investments in Affiliates (Cost $4,363)		4,363

Total Investments 156.4% (Cost $269,909)		$261,010

Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $3,141)		313

Other Assets and Liabilities, net (56.6)%		(94,412)

Net Assets 100.0%		$166,911

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	5.250%	09/30/2024	10/07/2024	$(3,999)	$(4,000)
BSN	5.030	09/19/2024	10/10/2024	(5,631)	(5,640)
DEU	5.030	09/30/2024	10/07/2024	(2,038)	(2,038)

Total Reverse Repurchase Agreements					$(11,678)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2054	$6,700	$(5,625)	$(5,549)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	5,300	(4,937)	(4,940)

Total Short Sales (6.3)%				$(10,562)	$(10,489)

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(4,000)	$0	$(4,000)	$4,097	$97
BSN	0	(5,640)	0	(5,640)	5,463	(177)
DEU	0	(2,038)	0	(2,038)	2,027	(11)

Total Borrowings and Other Financing Transactions	$0	$(11,678)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(4,000)	$0	$0	$(4,000)
U.S. Treasury Obligations	0	(7,678)	0	0	(7,678)

Total Borrowings	$0	$(11,678)	$0	$0	$(11,678)

Payable for reverse repurchase agreements					$(11,678)

(b)	Securities with an aggregate market value of $11,587 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(4,418) at a weighted average interest rate of 5.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2024	330	$37,713	$(76)	$0	$(37)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	6	$(1,439)	$27	$2	$0
3-Month SOFR Active Contract December Futures	03/2026	6	(1,455)	(10)	1	0
3-Month SOFR Active Contract June Futures	09/2025	6	(1,452)	(11)	2	0
3-Month SOFR Active Contract March Futures	06/2025	6	(1,447)	20	2	0
3-Month SOFR Active Contract March Futures	06/2026	6	(1,455)	(10)	1	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,429)	36	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(969)	(7)	1	0
U.S. Treasury 30-Year Bond December Futures	12/2024	31	(3,850)	43	21	0

				$88	$30	$0

Total Futures Contracts				$12	$30	$(37)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	159

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.993%	Annual	10/13/2024	$300	$0	$(7)	$(7)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024	600	(1)	(14)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024	300	0	(7)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024	200	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024	200	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024	200	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024	300	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	300	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024	300	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024	200	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024	300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024	300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024	500	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024	500	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	12,000	65	280	345	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	6,000	42	130	172	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	300	(3)	(4)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	200	(2)	(2)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	600	(5)	(8)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	300	(2)	(4)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	300	(3)	(3)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,900	198	124	322	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	17	23	40	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	40	5	45	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	(276)	444	168	42	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	10	0	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	23,400	536	340	876	47	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	1,100	(55)	(11)	(66)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	400	(18)	(4)	(22)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	800	(39)	(8)	(47)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	400	(20)	(3)	(23)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	700	(33)	(4)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(21)	(11)	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(27)	(15)	(42)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(30)	(12)	(42)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(23)	(10)	(33)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(23)	(9)	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(34)	(11)	(45)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	2,900	159	(9)	150	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(23)	(7)	(30)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(15)	(6)	(21)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	700	(9)	(2)	(11)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	400	(3)	(1)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	2,510	(29)	(66)	(95)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	943	3,140	4,083	90	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(4)	(26)	(30)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(51)	(5)	(56)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	39	(269)	(230)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	227	(160)	67	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	51	(2)	49	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	(16)	(2)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(31)	(3)	(34)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(11)	(638)	(649)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(34)	(11)	(45)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(23)	(7)	(30)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(90)	(12)	(102)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(38)	(6)	(44)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(4)	0	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	0	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	139	(6)	133	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	136	(4)	132	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	544	52	596	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	(41)	345	304	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	3	(3)	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	1	(3)	(2)	0	(1)

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.525%	Annual	03/02/2030	$100	$1	$(1)	$0	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	137	3	140	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	574	2,293	2,867	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	(20)	14	(6)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	(49)	34	(15)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	(41)	28	(13)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	(44)	27	(17)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	(83)	50	(33)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	(61)	35	(26)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	(110)	61	(49)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	(111)	62	(49)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	(49)	27	(22)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	(52)	27	(25)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	(38)	17	(21)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	(32)	14	(18)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	(52)	22	(30)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	(87)	37	(50)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	(66)	28	(38)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	(43)	16	(27)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	(43)	16	(27)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	(44)	17	(27)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	(28)	10	(18)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	(44)	16	(28)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	(45)	17	(28)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	(46)	17	(29)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	100	0	100	2	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(84)	0	(84)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	153	(274)	(121)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	91	688	779	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	106	2	108	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(64)	(3)	(67)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(63)	(2)	(65)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(38)	(1)	(39)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(38)	(1)	(39)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(35)	(3)	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(49)	(3)	(52)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(35)	(2)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(43)	(9)	(52)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	21	0	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	30	2	32	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(40)	(9)	(49)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(41)	(8)	(49)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	(10)	(2)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(156)	(27)	(183)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(75)	(13)	(88)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(475)	(39)	(514)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(276)	(26)	(302)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(17)	(2)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(16)	(3)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(10)	(1)	(11)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	2	(3)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	1	(2)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	3	(3)	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(7)	(2)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	27	(27)	0	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	86	(10)	76	0	(7)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	4	0	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	28	1	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	300	103	2	105	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	225	4	229	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	300	103	1	104	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	7,500	(30)	2,126	2,096	22	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(21)	(1,134)	(1,155)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	2,000	(14)	587	573	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	6,000	(44)	1,758	1,714	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(32)	(1)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(31)	(1)	(32)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	16,000	2,139	2,597	4,736	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(5)	(1)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,700	182	11	193	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	5,100	71	83	154	21	0

Total Swap Agreements						$3,351	$12,556	$15,907	$644	$(264)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	161

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$30	$644	$674	$0	$(37)	$(264)	$(301)

Cash of $5,204 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	$91.109	10/08/2024	200	$(1)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.109	10/08/2024	200	(1)	(4)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	91.125	10/08/2024	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2054	94.125	10/08/2024	200	(1)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 10/01/2054	98.641	10/08/2024	200	(1)	0

Total Written Options					$(5)	$(8)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$	16	$0	$0	$0	$0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		10,950	(111)	99	0	(12)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		1	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		999	(58)	58	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		99	(4)	4	0	0

MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		3	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		3,100	(24)	21	0	(3)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		2,400	11	(16)	0	(5)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		9,200	(19)	(13)	0	(32)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		6	0	0	0	0

Total Swap Agreements							$(205)	$153	$0	$(52)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
GST	$0	$0	$0	$0	$0	$0	$(12)	$(12)	$(12)	$0	$(12)
JPM	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
SAL	0	0	0	0	0	(4)	(40)	(44)	(44)	210	166

Total Over the Counter	$0	$0	$0	$0	$0	$(8)	$(52)	$(60)

(e)

Securities with an aggregate market value of $210 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$30	$30
Swap Agreements	0	0	0	0	644	644

	$0	$0	$0	$0	$674	$674

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37	$37
Swap Agreements	0	0	0	0	264	264

	$0	$0	$0	$0	$301	$301

Over the counter
Written Options	$0	$0	$0	$0	$8	$8
Swap Agreements	0	52	0	0	0	52

	$0	$52	$0	$0	$8	$60

	$0	$52	$0	$0	$309	$361

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(59)	$(59)
Swap Agreements	0	0	0	0	2,117	2,117

	$0	$0	$0	$0	$2,058	$2,058

Over the counter
Written Options	$0	$0	$0	$0	$44	$44
Swap Agreements	0	196	0	0	0	196

	$0	$196	$0	$0	$44	$240

	$0	$196	$0	$0	$2,102	$2,298

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(182)	$(182)
Swap Agreements	0	0	0	0	(5,284)	(5,284)

	$0	$0	$0	$0	$(5,466)	$(5,466)

Over the counter
Written Options	$0	$0	$0	$0	$1	$1
Swap Agreements	0	(137)	0	0	0	(137)

	$0	$(137)	$0	$0	$1	$(136)

	$0	$(137)	$0	$0	$(5,465)	$(5,602)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	163

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2	$0	$2
U.S. Government Agencies	0	115,966	0	115,966
U.S. Treasury Obligations	0	9,385	0	9,385
Non-Agency Mortgage-Backed Securities	0	63,556	0	63,556
Asset-Backed Securities	0	67,738	0	67,738

	$0	$256,647	$0	$256,647

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,363	$0	$0	$4,363

Total Investments	$4,363	$256,647	$0	$261,010

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,489)	$0	$(10,489)

	$0	$(10,489)	$0	$(10,489)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$674	$0	$674

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(301)	0	(301)
Over the counter	0	(60)	0	(60)

	$0	$(361)	$0	$(361)

Total Financial Derivative Instruments	$0	$313	$0	$313

Totals	$4,363	$246,471	$0	$250,834

There were assets and liabilities valued at $4,073 transferred from 3 to 2 during the period ended September 30, 2024. There were no other significant transfers into or out of Level 3 during the period.

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.4%

CORPORATE BONDS & NOTES 16.3%

BANKING & FINANCE 11.4%

American Express Co.
5.906% (SOFRINDX + 0.930%) due 03/04/2025 ~	$11,400	$11,413

American Honda Finance Corp.
5.649% due 02/12/2025 •	3,500	3,503
5.732% (SOFRINDX + 0.700%) due 11/22/2024 ~	21,312	21,329
5.768% (SOFRRATE + 0.500%) due 10/10/2025 ~	19,000	19,027
5.938% due 01/10/2025 •	53,500	53,553
5.981% (SOFRINDX + 0.780%) due 04/23/2025 ~	900	902

American Tower Corp.
2.400% due 03/15/2025	18,400	18,182
2.950% due 01/15/2025	9,376	9,314

ANZ New Zealand International Ltd.
5.655% (SOFRRATE + 0.600%) due 02/18/2025 ~	4,000	4,004

Athene Global Funding
1.716% due 01/07/2025	3,790	3,755
2.500% due 01/14/2025	2,400	2,381
6.010% (SOFRINDX + 0.715%) due 01/07/2025 ~	1,800	1,801

Bank of America Corp.
2.456% due 10/22/2025 •	27,233	27,185
3.093% due 10/01/2025 •	43,325	43,325
3.366% due 01/23/2026 •	2,700	2,685

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~	21,200	21,285

Barclays PLC
3.650% due 03/16/2025	24,000	23,864

BNP Paribas SA
2.819% due 11/19/2025 •	12,900	12,851
3.375% due 01/09/2025	36,900	36,706

BPCE SA
5.826% (SOFRRATE + 0.570%) due 01/14/2025 ~	500	500

Canadian Imperial Bank of Commerce
5.644% (SOFRINDX + 0.420%) due 10/18/2024 ~	12,700	12,701
6.235% (SOFRINDX + 0.940%) due 04/07/2025 ~	750	753

Citibank NA
5.754% (SOFRINDX + 0.590%) due 04/30/2026 ~	2,100	2,102

Citigroup, Inc.
5.833% (SOFRRATE + 0.686%) due 10/30/2024 ~	12,226	12,232

Commonwealth Bank of Australia
5.639% (SOFRRATE + 0.740%) due 03/14/2025 ~	300	300

Cooperatieve Rabobank UA
5.648% (SOFRINDX + 0.380%) due 01/10/2025 ~	4,700	4,701
5.924% (SOFRINDX + 0.700%) due 07/18/2025 ~	5,000	5,016
5.986% (SOFRINDX + 0.710%) due 01/09/2026 ~	28,900	29,020

DBS Group Holdings Ltd.
5.353% (SOFRINDX + 0.300%) due 11/22/2024 ~	3,000	3,000
5.549% (SOFRRATE + 0.610%) due 09/12/2025 ~	63,000	63,115

Deutsche Bank AG
3.961% due 11/26/2025 •	16,800	16,758

Ford Motor Credit Co. LLC
2.300% due 02/10/2025	960	949
5.125% due 06/16/2025	3,000	3,000

General Motors Financial Co., Inc.
1.200% due 10/15/2024	8,144	8,131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 06/20/2025	$11,629	$11,445
2.900% due 02/26/2025	3,500	3,471
3.800% due 04/07/2025	22,158	22,002
4.000% due 01/15/2025	500	498
5.876% (SOFRRATE + 0.620%) due 10/15/2024 ~	620	620

Guardian Life Global Funding
0.875% due 12/10/2025	100	96

HSBC Holdings PLC
2.633% due 11/07/2025 •	5,900	5,883
2.999% due 03/10/2026 •	2,100	2,081

Jackson National Life Global Funding
1.750% due 01/12/2025	5,500	5,446

JPMorgan Chase & Co.
2.301% due 10/15/2025 •	29,379	29,343
5.546% due 12/15/2025 •	15,794	15,804

LeasePlan Corp. NV
2.875% due 10/24/2024	11,900	11,881

Lloyds Banking Group PLC
2.438% due 02/05/2026 •	2,000	1,981

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,900	12,588
5.719% due 02/20/2026 •	2,400	2,406

Morgan Stanley
2.188% due 04/28/2026 •	47,700	46,963
2.630% due 02/18/2026 •	2,800	2,774
5.700% (SOFRRATE + 0.509%) due 01/22/2025 ~	8,887	8,888

National Bank of Canada
5.250% due 01/17/2025	6,600	6,603

NatWest Markets PLC
6.318% due 03/22/2025 ~	2,090	2,102

New York Life Global Funding
5.830% due 01/16/2026 •	9,000	9,034

Nomura Holdings, Inc.
2.648% due 01/16/2025	15,000	14,888

Nordea Bank Abp
5.912% (SOFRRATE + 0.960%) due 06/06/2025 ~	3,100	3,111
6.147% due 06/06/2025	1,500	1,505

ORIX Corp.
3.250% due 12/04/2024	15,696	15,645

Pacific Life Global Funding
5.752% (SOFRRATE + 0.800%) due 12/06/2024 ~	36,800	36,831

Protective Life Global Funding
5.969% due 12/11/2024 •	27,621	27,668

Public Storage Operating Co.
5.786% (SOFRINDX + 0.600%) due 07/25/2025 ~	10,998	11,019

Santander Holdings USA, Inc.
3.450% due 06/02/2025	15,000	14,845

Societe Generale SA
2.625% due 01/22/2025	11,000	10,908

Standard Chartered PLC
1.822% due 11/23/2025 •	1,352	1,345
2.819% due 01/30/2026 •	10,800	10,710
7.776% due 11/16/2025 •	600	602

Svenska Handelsbanken AB
5.867% (SOFRRATE + 0.910%) due 06/10/2025 ~	400	402

Toronto-Dominion Bank
5.972% (SOFRRATE + 1.020%) due 06/06/2025 ~	600	603

Toyota Motor Credit Corp.
5.519% due 10/16/2024 •	200	200

UBS AG
3.700% due 02/21/2025	23,417	23,311

UBS Group AG
3.750% due 03/26/2025	14,200	14,128

Wells Fargo & Co.
2.188% due 04/30/2026 •	28,600	28,140
2.406% due 10/30/2025 •	20,285	20,230
3.908% due 04/25/2026 •	43,728	43,458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Bank NA
5.966% (SOFRRATE + 0.710%) due 01/15/2026 ~	$9,600	$9,629

Westpac Banking Corp.
5.355% (SOFRRATE + 0.300%) due 11/18/2024 ~	1,600	1,600

		972,030

INDUSTRIALS 4.1%

Amgen, Inc.
3.125% due 05/01/2025	500	496
5.250% due 03/02/2025	8,684	8,697

Autodesk, Inc.
4.375% due 06/15/2025	1,199	1,197

Baxter International, Inc.
1.322% due 11/29/2024	6,300	6,258
5.436% (SOFRINDX + 0.440%) due 11/29/2024 ~	5,215	5,215

Bayer U.S. Finance LLC
3.375% due 10/08/2024	7,698	7,695

Becton Dickinson & Co.
3.734% due 12/15/2024	2,593	2,585

Broadcom Corp.
3.125% due 01/15/2025	300	298

Broadcom, Inc.
3.625% due 10/15/2024	5,000	4,995

Campbell Soup Co.
3.300% due 03/19/2025	2,900	2,878
3.950% due 03/15/2025	4,900	4,878

Carrier Global Corp.
2.242% due 02/15/2025	33,100	32,761

Daimler Truck Finance North America LLC
5.691% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,455	1,457

Dell International LLC
5.850% due 07/15/2025	1,000	1,008

Energy Transfer LP
2.900% due 05/15/2025	3,800	3,754
4.050% due 03/15/2025	27,164	27,045

Equifax, Inc.
2.600% due 12/01/2024	3,000	2,986

ERAC USA Finance LLC
3.850% due 11/15/2024	2,872	2,867

Fox Corp.
3.050% due 04/07/2025	600	594

GATX Corp.
3.250% due 03/30/2025	400	396

General Mills, Inc.
4.000% due 04/17/2025	800	797

Global Payments, Inc.
2.650% due 02/15/2025	5,000	4,954

Haleon U.K. Capital PLC
3.125% due 03/24/2025	61,000	60,468

Honda Motor Co. Ltd.
2.271% due 03/10/2025	1,500	1,484

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	2,000	1,986

Imperial Brands Finance PLC
4.250% due 07/21/2025	13	13

J M Smucker Co.
3.500% due 03/15/2025	16,700	16,603

Penske Truck Leasing Co. LP
2.700% due 11/01/2024	7,290	7,273

Quanta Services, Inc.
0.950% due 10/01/2024	9,416	9,416

Reynolds American, Inc.
4.450% due 06/12/2025	21,300	21,240

Rogers Communications, Inc.
2.950% due 03/15/2025	5,000	4,954

Southwest Airlines Co.
5.250% due 05/04/2025	27,800	27,828

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	165

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

T-Mobile USA, Inc.
3.500% due 04/15/2025	$26,153	$25,971

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025	11,800	11,712

VMware, Inc.
4.500% due 05/15/2025	26,000	25,948

Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	3,500	3,480
3.550% due 04/01/2025	2,941	2,920

		345,107

UTILITIES 0.8%

Dominion Energy, Inc.
3.300% due 03/15/2025	1,000	992

DTE Energy Co.
4.220% due 11/01/2024 þ	2,000	1,998

Edison International
3.550% due 11/15/2024	100	100

Electricite de France SA
3.625% due 10/13/2025	2,000	1,981

Eversource Energy
3.150% due 01/15/2025	900	895

FirstEnergy Corp.
2.050% due 03/01/2025	1,900	1,878

FirstEnergy Transmission LLC
4.350% due 01/15/2025	6,000	5,991

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	6,200	6,217

National Rural Utilities Cooperative Finance Corp.
5.554% (SOFRRATE + 0.330%) due 10/18/2024 ~	300	300

NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025	38,527	38,694

Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,200	1,200

Public Service Enterprise Group, Inc.
0.800% due 08/15/2025	3,700	3,578

Southern California Edison Co.
4.200% due 06/01/2025	733	730

		64,554

Total Corporate Bonds & Notes (Cost $1,376,532)		1,381,691

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.1%

Federal Farm Credit Bank
4.995% due 09/25/2025 •	$11,500	$11,511

Total U.S. Government Agencies (Cost $11,510)		11,511

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Floating Rate Notes
4.692% due 10/31/2024 •	108,600	108,574
4.721% due 04/30/2025 •	55,400	55,366

Total U.S. Treasury Obligations (Cost $163,982)		163,940

ASSET-BACKED SECURITIES 0.2%

Enterprise Fleet Financing LLC
5.613% due 05/20/2025	15,801	15,832

Total Asset-Backed Securities (Cost $15,801)		15,832

SOVEREIGN ISSUES 0.2%

CPPIB Capital, Inc.
6.578% (SOFRINDX + 1.250%) due 04/04/2025 ~	17,000	17,094

Total Sovereign Issues (Cost $17,081)		17,094

SHORT-TERM INSTRUMENTS 103.7%

COMMERCIAL PAPER 2.0%

AES Corp.
5.220% due 10/18/2024	31,800	31,715
5.500% due 10/01/2024	8,500	8,499

Alimentation Couche-Tard, Inc.
5.380% due 10/01/2024	6,700	6,699
5.400% due 10/04/2024	5,500	5,497

Avangrid, Inc.
5.220% due 10/21/2024	5,800	5,783
5.250% due 10/17/2024	2,900	2,893

Consolidated Edison Co. of New York, Inc.
5.230% due 10/02/2024	11,600	11,597

Crown Castle, Inc.
5.300% due 10/29/2024 (a)	11,100	11,053

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominion Resources, Inc.
5.290% due 10/15/2024	$3,200	$3,193

Duke Energy Corp.
5.240% due 10/02/2024	11,200	11,197

Jones Lang LaSalle Finance BV
5.360% due 10/15/2024	3,900	3,892
5.380% due 10/09/2024	21,100	21,074
5.400% due 10/09/2024	5,300	5,294

L3Harris Technologies, Inc.
5.460% due 10/09/2024	4,500	4,494

NextEra Energy Capital Holdings, Inc.
5.430% due 10/22/2024	4,600	4,586

Reckitt Benckiser Treasury Services PLC
5.280% due 10/16/2024	2,900	2,894
5.350% due 10/18/2024	27,200	27,133

		167,493

REPURCHASE AGREEMENTS (d) 101.2%
		8,608,821

SHORT-TERM NOTES 0.5%

Chase Auto Owner Trust
5.568% due 06/25/2025	2,983	2,985

Freddie Mac
0.000% due 10/01/2024 (b)(c)	34,900	34,896

Volkswagen Auto Lease Trust
5.516% due 03/20/2025	1,478	1,478

		39,359

U.S. TREASURY BILLS 0.0%
5.284% due 10/08/2024 (b)(c)	700	699

Total Short-Term Instruments (Cost $8,816,386)		8,816,372

Total Investments in Securities (Cost $10,401,292)		10,406,440

Total Investments 122.4% (Cost $10,401,292)		$10,406,440

Other Assets and Liabilities, net (22.4)%		(1,902,073)

Net Assets 100.0%		$8,504,367

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	4.960%	09/30/2024	10/01/2024	$250,000	U.S. Treasury Bonds 4.375% due 08/15/2043	$(253,961)	$250,000	$250,035
	4.980	10/01/2024	10/02/2024	250,000	U.S. Treasury Bonds 4.375% due 08/15/2043	(254,563)	250,000	250,000

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.920%	09/24/2024	10/09/2024		$250,000	U.S. Treasury Notes 1.250% due 11/30/2026	$(254,746)	$250,000	$250,239
	4.930	09/23/2024	10/08/2024		200,000	U.S. Treasury Notes 4.625% due 06/15/2027	(203,910)	200,000	200,219
	4.940	09/26/2024	10/10/2024		900,000	U.S. Treasury Notes 0.375% - 4.875% due 04/30/2026 - 09/30/2027	(916,428)	900,000	900,618
	4.940	09/26/2024	10/11/2024		500,000	U.S. Treasury Notes 1.625% - 4.875% due 04/30/2026 - 08/15/2029	(509,585)	500,000	500,343
	4.950	10/01/2024	10/02/2024		403,000	U.S. Treasury Notes 4.250% - 4.875% due 11/30/2025 - 12/31/2025	(411,171)	403,000	403,000
	4.950	09/26/2024	10/03/2024		300,000	U.S. Treasury Notes 4.625% due 06/15/2027	(305,499)	300,000	300,206
	4.950	10/01/2024	10/03/2024		1,300,000	U.S. Treasury Notes 4.000% - 4.875% due 03/31/2026 - 01/15/2027	(1,326,700)	1,300,000	1,300,000
	4.950	09/20/2024	10/04/2024		400,000	U.S. Treasury Notes 2.875% - 4.125% due 08/15/2028 - 03/31/2029	(405,828)	400,000	400,605
	4.950	09/26/2024	10/04/2024		400,000	U.S. Treasury Notes 4.375% due 07/15/2027	(407,639)	400,000	400,275
	4.950	09/27/2024	10/11/2024		500,000	U.S. Treasury Notes 0.500% - 1.250% due 12/31/2026 - 08/31/2027	(510,077)	500,000	500,275
	4.960	09/19/2024	10/01/2024		641,000	U.S. Treasury Notes 4.000% - 4.875% due 04/30/2026 - 02/29/2028	(653,752)	641,000	642,060
	4.960	09/19/2024	10/03/2024		513,000	U.S. Treasury Notes 4.000% - 4.625% due 06/15/2027 - 06/30/2028	(523,028)	513,000	513,848
	4.970	09/25/2024	10/01/2024		1,000,000	U.S. Treasury Notes 1.500% - 4.625% due 02/28/2026 - 11/30/2028	(1,010,167)	1,000,000	1,000,828
	4.980	09/30/2024	10/01/2024		127,700	U.S. Treasury Notes 0.250% due 10/31/2025	(130,254)	127,700	127,718
	5.250	09/30/2024	10/01/2024		2,600	U.S. Treasury Notes 0.750% due 08/31/2026	(2,652)	2,600	2,600
FICC STR	4.860	09/30/2024	10/01/2024		20,000	U.S. Treasury Notes 3.500% due 09/30/2029	(20,400)	20,000	20,003
JPS	4.880	07/30/2024	TBD	(2)	501,521	U.S. Treasury Bonds 2.000% - 3.875% due 08/15/2040 - 08/15/2051	(536,761)	501,521	506,194
MSR	4.900	09/30/2024	10/01/2024		150,000	U.S. Treasury Notes 4.125% due 03/31/2031	(152,646)	150,000	150,020

Total Repurchase Agreements							$(8,789,767)	$8,608,821	$8,619,086

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$500,035	$0	$0	$500,035	$(508,524)	$(8,489)
BOO	0	0	0	0	37,823	37,823
BOS	7,442,834	0	0	7,442,834	(7,571,436)	(128,602)
FICC STR	20,003	0	0	20,003	(20,400)	(397)
JPS	506,194	0	0	506,194	(515,410)	(9,216)
MSR	150,020	0	0	150,020	(152,646)	(2,626)

Total Borrowings and Other Financing Transactions	$8,619,086	$0	$0

Cash of $59,174 has been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	167

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$972,030	$0	$972,030
Industrials	0	345,107	0	345,107
Utilities	0	64,554	0	64,554
U.S. Government Agencies	0	11,511	0	11,511
U.S. Treasury Obligations	0	163,940	0	163,940
Asset-Backed Securities	0	15,832	0	15,832
Sovereign Issues	0	17,094	0	17,094

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short-Term Instruments
Commercial Paper	$0	$167,493	$0	$167,493
Repurchase Agreements	0	8,608,821	0	8,608,821
Short-Term Notes	0	39,359	0	39,359
U.S. Treasury Bills	0	699	0	699

Total Investments	$0	$10,406,440	$0	$10,406,440

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.2%

U.S. GOVERNMENT AGENCIES 5.7%

Fannie Mae
4.395% due 12/01/2029 •	$3	$3
5.055% due 12/01/2029 •	0	1
5.189% due 07/25/2032 •	69	68
5.515% due 06/25/2033 •	60	58
5.523% due 12/25/2036 •	92	90
5.583% due 03/25/2034 •	32	32
5.712% due 03/25/2032 •	128	127
5.745% due 05/25/2042 •	67	67
5.780% due 03/25/2036 •	47	46
6.125% due 12/01/2032 •	2	2
6.133% due 01/01/2036 •	69	70
6.247% due 10/01/2032 •	3	3
6.295% due 04/25/2032 •	12	12
6.362% due 06/01/2043 •	167	169
6.363% due 02/01/2041 - 10/01/2044 •	694	702
6.473% due 08/01/2028 •	4	4
6.710% due 03/01/2035 •	114	115
6.853% due 11/01/2035 •	47	48
6.895% due 11/01/2035 •	49	50

Freddie Mac
0.000% due 01/15/2032 (a)	563	420
4.500% due 06/15/2035 - 09/15/2035	328	325
5.000% due 01/15/2034	1,011	1,039
5.500% due 11/01/2038 - 10/01/2039	34	35
5.583% due 07/25/2031 •	193	191
5.957% due 06/15/2030 - 12/15/2032 •	17	17
6.007% due 06/15/2031 •	6	6
6.051% due 02/01/2035 •	124	126
6.157% due 02/15/2027 •	1	1
6.323% due 10/25/2044 - 02/25/2045 •	787	723
6.500% due 10/25/2043	290	301
6.523% due 07/25/2044 •	347	331
6.684% due 01/01/2032 •	2	2
7.149% due 07/01/2029 •	2	2
7.208% due 05/01/2032 •	3	4
7.414% due 06/01/2035 •	364	378

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	15	15
4.625% (H15T1Y + 1.500%) due 02/20/2025 - 02/20/2026 ~	1	1
4.625% due 03/20/2025 - 02/20/2030 •	136	136
4.875% due 04/20/2027 - 04/20/2032 •	4	4
5.000% due 05/20/2030 •	17	17

Israel Government AID Bond
0.000% due 11/01/2024 (b)	39,013	38,884

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (b)	32,719	26,697

Small Business Administration
6.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	5	5

U.S. Small Business Administration
4.760% due 09/01/2025	254	252

Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	818	810
4.500% due 04/01/2028 - 11/01/2029	71	71

Total U.S. Government Agencies (Cost $71,399)		72,460

U.S. TREASURY OBLIGATIONS 90.3%

U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	25,142
1.375% due 08/15/2050	150,550	82,979

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 11/15/2050 (c)	$214,700	$126,329
1.750% due 08/15/2041	12,400	8,797
1.875% due 02/15/2041	110,500	81,077
2.250% due 08/15/2049	50,320	34,880
2.250% due 02/15/2052	600	409
2.750% due 11/15/2042	83,400	68,417
2.875% due 05/15/2043	10,960	9,103
2.875% due 05/15/2049	56,970	44,992
3.000% due 05/15/2042	51,000	43,861
3.000% due 11/15/2044 (c)	237,300	198,071
3.000% due 02/15/2049	38,140	30,889
3.125% due 02/15/2043	41,250	35,706
3.625% due 08/15/2043	53,000	49,100
3.625% due 02/15/2044	32,300	29,822
4.000% due 11/15/2042	38,100	37,505
4.375% due 02/15/2038	78,530	82,769
4.375% due 08/15/2043	31,500	32,400
4.500% due 05/15/2038	31,463	33,529

U.S. Treasury Notes
0.250% due 07/31/2025 (e)	77,900	75,492
2.125% due 11/30/2024 (e)	4,000	3,983
2.875% due 05/15/2028 (e)	9,680	9,450

Total U.S. Treasury Obligations (Cost $1,443,720)		1,144,702

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	4	3
6.500% due 04/25/2033 ~	11	11
6.540% due 01/25/2034 ~	78	77
6.625% due 04/25/2033 ~	6	6
6.875% due 04/25/2033 ~	1	1
7.098% due 11/25/2034 ~	188	178

Bear Stearns ALT-A Trust
4.654% due 11/25/2036 ~	5,241	2,906
5.080% due 11/25/2036 ~	11,231	5,811
5.289% due 02/25/2034 •	436	411

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.219% due 08/25/2035 •	88	84

Citigroup Mortgage Loan Trust
7.410% due 05/25/2035 •	47	47

Countrywide Alternative Loan Trust
5.255% due 02/20/2047 •	2,247	1,796
5.289% due 02/25/2047 •	201	194
5.329% due 05/25/2047 •	1,306	1,236
5.369% due 05/25/2036 •	28	24
5.389% due 05/25/2035 •	287	266
5.495% due 03/20/2046 •	1,701	1,455
5.500% due 03/25/2036	810	336
5.529% due 12/25/2035 •	143	129
6.123% due 02/25/2036 •	138	124

Countrywide Home Loan Mortgage Pass-Through Trust
3.774% due 04/25/2035 ~	174	127
4.502% due 09/20/2036 ~	1,639	1,455
5.429% due 05/25/2035 •	413	349
5.549% due 04/25/2035 •	25	23
5.629% due 02/25/2035 •	276	258
5.649% due 02/25/2035 •	154	139

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1

Downey Savings & Loan Association Mortgage Loan Trust
5.599% due 08/19/2045 •	170	144

GreenPoint Mortgage Funding Trust
5.409% due 06/25/2045 •	127	112

GSR Mortgage Loan Trust
4.393% due 04/25/2036 ~	1,649	1,106

HarborView Mortgage Loan Trust
5.339% due 03/19/2037 •	615	563
5.519% due 05/19/2035 •	526	503

Impac CMB Trust
5.969% due 07/25/2033 •	1	1

IndyMac INDX Mortgage Loan Trust
5.609% due 02/25/2035 •	593	546

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
5.203% due 02/25/2036 ~	$274	$198
5.546% due 07/25/2035 ~	156	149
5.990% due 07/25/2064 ~	946	961

MASTR Adjustable Rate Mortgages Trust
6.170% due 05/25/2034 ~	46	45

Merrill Lynch Mortgage Investors Trust
6.626% due 12/25/2032 •	14	14

Residential Accredit Loans, Inc. Trust
5.269% due 08/25/2035 •	416	315
6.483% due 09/25/2045 •	146	125

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	145	144

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	8	8

Sequoia Mortgage Trust
5.775% due 07/20/2033 •	179	177
5.779% due 10/19/2026 •	71	70
5.780% due 07/20/2033 •	126	118

Structured Adjustable Rate Mortgage Loan Trust
6.523% due 01/25/2035 •	154	140

Structured Asset Mortgage Investments Trust
5.409% due 05/25/2036 •	6,481	5,207
5.659% due 07/19/2034 •	25	23
5.779% due 03/19/2034 •	64	61

WaMu Mortgage Pass-Through Certificates Trust
4.286% due 12/25/2046 •	497	440
4.390% due 12/25/2046 •	690	592
4.940% due 05/25/2046 •	261	225
5.489% due 11/25/2045 •	454	430
5.509% due 12/25/2045 •	150	150
5.853% due 01/25/2047 •	325	306
6.006% due 03/25/2034 ~	25	25
6.103% due 06/25/2046 •	1,025	946
6.123% due 02/25/2046 •	761	703
6.171% due 07/25/2046 •	2,243	1,992
6.171% due 08/25/2046 •	6,595	5,601
6.323% due 11/25/2042 •	90	86
6.623% due 09/25/2046 •	914	871
6.623% due 10/25/2046 •	338	311

Washington Mutual Mortgage Pass-Through Certificates Trust
5.665% due 05/25/2033 ~	30	31

Total Non-Agency Mortgage-Backed Securities (Cost $54,200)		40,886

ASSET-BACKED SECURITIES 11.0%

37 Capital CLO 1 Ltd.
7.101% due 01/15/2034 •	3,900	3,908

AGL CLO Ltd.
6.744% due 07/20/2034 •	1,600	1,601

Anchorage Capital CLO Ltd.
6.985% due 04/20/2037 •	2,500	2,515

Apex Credit CLO Ltd.
7.082% due 04/20/2036 •	1,300	1,311

Apidos CLO
6.648% due 07/16/2031 •	2,078	2,080

Ares CLO Ltd.
6.606% due 04/17/2033 •	3,380	3,383

Asset-Backed Securities Corp. Home Equity Loan Trust
5.049% due 05/25/2037 •	17	12
5.731% due 06/15/2031 •	268	264

Atlas Senior Loan Fund Ltd.
6.725% due 10/24/2031 •	3,118	3,122

Barings Loan Partners CLO Ltd.
6.802% due 07/20/2033 •	2,000	2,004

Benefit Street Partners CLO Ltd.
6.632% due 04/20/2034 •	1,800	1,803

Betony CLO Ltd.
6.597% due 04/30/2031 •	1,351	1,352

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •	1,250	1,251
6.724% due 10/22/2030 •	1,746	1,747

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	169

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •	$2,200	$2,218

Carlyle Global Market Strategies CLO Ltd.
6.524% due 07/20/2031 •	1,869	1,871
6.703% due 07/15/2031 •	3,398	3,402

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •	1,240	1,241

Cathedral Lake Ltd.
6.765% due 01/20/2035 •	1,000	1,001

Cedar Funding CLO Ltd.
6.374% due 05/29/2032 •	3,412	3,417

CIFC Funding Ltd.
6.494% due 04/20/2030 •	611	611
6.525% due 04/24/2031 •	1,407	1,409
6.541% due 04/18/2031 •	681	681
6.584% due 04/20/2031 •	933	933

Citigroup Global Markets Mortgage Securities
6.319% due 01/25/2032 •	32	32

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •	22	21

Credit-Based Asset Servicing & Securitization Trust
3.193% due 01/25/2037 •	828	249

Dewolf Park CLO Ltd.
6.483% due 10/15/2030 •	1,282	1,283

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •	2,400	2,414
7.131% due 01/15/2037 •	2,700	2,720

Dryden Senior Loan Fund
6.429% due 10/19/2029 •	1,414	1,417
6.451% due 07/15/2030 •	1,049	1,050
6.663% due 01/15/2031 •	3,346	3,350

Elmwood CLO Ltd.
6.916% due 01/17/2034 •	1,000	1,000
6.986% due 12/11/2033 •	6,300	6,316

GE-WMC Mortgage Securities Trust
5.049% due 08/25/2036 •	39	17

Generate CLO Ltd.
7.112% due 10/20/2036 •	3,500	3,527

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •	2,578	2,579
6.952% due 01/20/2034 •	4,000	4,009

Golub Capital Partners CLO Ltd.
6.564% due 04/20/2031 •	428	428

GSAMP Trust
5.039% due 12/25/2036 •	382	192
5.149% due 11/25/2035 •	132	11

Halseypoint CLO Ltd.
6.894% due 01/20/2033 •	2,200	2,203

Home Equity Asset Trust
5.889% due 02/25/2033 •	1	1

HSI Asset Securitization Corp. Trust
5.069% due 10/25/2036 •	91	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Acquisition Trust
5.129% due 08/25/2036 •	$25	$11

KKR CLO Ltd.
6.563% due 04/15/2031 •	728	728
6.726% due 02/09/2035 •	1,700	1,702

Lehman ABS Mortgage Loan Trust
5.059% due 06/25/2037 •	344	231

Long Beach Mortgage Loan Trust
5.529% due 10/25/2034 •	1,471	1,442

Madison Park Funding Ltd.
6.495% due 07/27/2031 •	1,210	1,216

Magnetite Ltd.
6.746% due 01/25/2032 •	852	853
6.835% due 10/25/2033 •	4,900	4,902

Marathon CLO Ltd.
6.662% due 01/20/2033 •	2,000	2,001

Marble Point CLO Ltd.
6.482% due 01/20/2032 •	475	475

MASTR Asset-Backed Securities Trust
5.069% due 11/25/2036 •	73	23

Merrill Lynch Mortgage Investors Trust
5.209% due 02/25/2037 •	254	75

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 05/25/2037 •	131	118

Morgan Stanley IXIS Real Estate Capital Trust
5.019% due 11/25/2036 •	30	10

Nassau Ltd.
6.813% due 01/15/2030 •	187	187

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •	4,653	4,657
6.873% due 10/24/2032 •	4,500	4,505

New Century Home Equity Loan Trust
5.329% due 05/25/2036 •	134	133

Newark BSL CLO Ltd.
6.516% due 07/25/2030 •	1,432	1,434

OCP CLO Ltd.
6.523% due 07/15/2030 •	2,304	2,307

Palmer Square CLO Ltd.
6.602% due 04/20/2035 •	1,000	1,001
6.832% due 10/20/2033 •	6,000	6,000

Rad CLO Ltd.
6.515% due 04/25/2032 •	2,115	2,117
6.875% due 01/25/2033 •	3,500	3,500

Renaissance Home Equity Loan Trust
5.669% due 08/25/2032 •	2	2

Romark CLO Ltd.
6.574% due 04/20/2031 •	672	672

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •	1,432	326
5.129% due 11/25/2036 •	447	123

Silver Rock CLO Ltd.
7.062% due 10/20/2033 •	4,000	4,006

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sound Point CLO Ltd.
6.664% due 01/21/2031 •	$1,023	$1,025
6.726% due 10/25/2034 •	3,000	3,002
6.733% due 07/15/2034 •	1,000	1,001

Soundview Home Loan Trust
5.049% due 06/25/2037 •	184	124
5.089% due 11/25/2036 •	442	124

Steele Creek CLO Ltd.
6.614% due 04/21/2031 •	328	328

Sycamore Tree CLO Ltd.
6.962% due 01/20/2037 •	1,800	1,811

Symphony CLO Ltd.
6.483% due 01/23/2032 •	944	944
6.875% due 04/25/2034 •	1,800	1,803

TCW CLO Ltd.
6.886% due 01/16/2037 •	1,000	1,005

TIAA CLO Ltd.
6.698% due 01/16/2031 •	240	240

Trinitas CLO Ltd.
6.655% due 04/25/2033 •	1,750	1,752

Venture CLO Ltd.
6.744% due 10/22/2031 •	3,014	3,018
6.823% due 01/15/2032 •	1,973	1,975

Total Asset-Backed Securities (Cost $141,703)		138,897

Total Investments in Securities (Cost $1,711,022)		1,396,945

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	35,498	346

Total Short-Term Instruments (Cost $346)		346

Total Investments in Affiliates (Cost $346)		346

Total Investments 110.3% (Cost $1,711,368)		$1,397,291

Financial Derivative Instruments (d) (0.1)% (Cost or Premiums, net $11,417)		(1,654)

Other Assets and Liabilities, net (10.2)%		(128,308)

Net Assets 100.0%		$1,267,329

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
JPS	5.020%	09/30/2024	10/01/2024	$(8,765)	$(8,766)
STR	4.990	09/30/2024	10/01/2024	(103,972)	(103,986)
	5.020	10/01/2024	10/02/2024	(124,215)	(124,215)

Total Reverse Repurchase Agreements					$(236,967)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.5)%
Uniform Mortgage-Backed Security, TBA	4.000%	11/01/2054	$17,000	$(16,377)	$(16,341)
Uniform Mortgage-Backed Security, TBA	4.500	12/01/2054	3,000	(2,971)	(2,953)

Total Short Sales (1.5)%				$(19,348)	$(19,294)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
JPS	$0	$(8,766)	$0	$(8,766)	$8,649	$(117)
STR	0	(228,201)	0	(228,201)	104,336	(123,865)

Total Borrowings and Other Financing Transactions	$0	$(236,967)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(112,752)	$0	$0	$0	$(112,752)

Total Borrowings	$(112,752)	$0	$0	$0	$(112,752)

Payable for reverse repurchase agreements(3)					$(112,752)

(c)	Securities with an aggregate market value of $112,985 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(86,360) at a weighted average interest rate of 5.389%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(124,215) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	171

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2024	2,453	$269,543	$549	$163	$(901)
U.S. Treasury 10-Year Note December Futures	12/2024	9,525	1,088,529	1,757	875	(4,316)
U.S. Treasury 10-Year Ultra December Futures	12/2024	8,204	970,508	(2,929)	1,218	(4,230)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	316	42,058	84	54	(247)

				$(539)	$2,310	$(9,694)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	2,110	$(439,391)	$962	$791	$(58)
U.S. Treasury 30-Year Bond December Futures	12/2024	2,354	(292,337)	554	1,619	(331)

				$1,516	$2,410	$(389)

Total Futures Contracts				$977	$4,720	$(10,083)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$11,700	$119	$146	$265	$0	$(2)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,200	14	14	28	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	38,600	772	114	886	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	81,400	1,837	8	1,845	0	(5)

					$2,742	$282	$3,024	$0	$(7)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$27,300	$0	$(225)	$(225)	$64	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	40,900	0	(344)	(344)	96	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	118,000	(155)	(350)	(505)	309	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	03/02/2029	193,100	(477)	400	(77)	505	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	03/05/2029	190,800	(428)	1,087	659	497	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	6,810	0	148	148	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	423,300	323	9,024	9,347	0	(1,221)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	11,500	0	(29)	(29)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	21,000	0	(183)	(183)	60	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	38,900	3	(193)	(190)	114	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.350	Annual	06/30/2031	21,900	(127)	(44)	(171)	64	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	07/02/2031	205,500	(1,669)	830	(839)	772	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.100	Annual	07/05/2031	22,900	(5)	160	155	66	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/15/2034	394,400	0	4,635	4,635	1,664	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	82,800	(595)	(2,628)	(3,223)	252	0
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	6,660	6,647	138	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	6,558	16,653	152	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	44,000	1,076	(2,516)	(1,440)	176	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	64,200	647	(3,394)	(2,747)	245	0

						$8,675	$19,596	$28,271	$5,208	$(1,241)

Total Swap Agreements						$11,417	$19,878	$31,295	$5,208	$(1,248)

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4,720	$5,208	$9,928	$0	$(10,334)	$(1,248)	$(11,582)

(e)

Securities with an aggregate market value of $48,979 and cash of $1,424 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(251) for closed futures is outstanding at period end.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,720	$4,720
Swap Agreements	0	0	0	0	5,208	5,208

	$0	$0	$0	$0	$9,928	$9,928

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$251	$0	$0	$0	$10,083	$10,334
Swap Agreements	0	7	0	0	1,241	1,248

	$251	$7	$0	$0	$11,324	$11,582

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37,503	$37,503
Swap Agreements	0	2,083	0	0	(8,823)	(6,740)

	$0	$2,083	$0	$0	$28,680	$30,763

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,626)	$(4,626)
Swap Agreements	0	(985)	0	0	10,463	9,478

	$0	$(985)	$0	$0	$5,837	$4,852

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	173

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
U.S. Government Agencies	$0	$72,460	$0	$72,460
U.S. Treasury Obligations	0	1,144,702	0	1,144,702
Non-Agency Mortgage-Backed Securities	0	40,886	0	40,886
Asset-Backed Securities	0	138,897	0	138,897

	$0	$1,396,945	$0	$1,396,945

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$346	$0	$0	$346

Total Investments	$346	$1,396,945	$0	$1,397,291

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,294)	$0	$(19,294)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$9,928	$0	$9,928

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(11,331)	$0	$(11,331)

Total Financial Derivative Instruments	$0	$(1,403)	$0	$(1,403)

Totals	$346	$1,376,248	$0	$1,376,594

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO International Portfolio	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 48.5%

CANADA 18.8%

SOVEREIGN ISSUES 18.8%

Province of Alberta
3.900% due 12/01/2033	CAD	17,000	$12,905

Province of British Columbia
3.550% due 06/18/2033		27,300	20,224
4.150% due 06/18/2034		10,000	7,698

Province of Ontario
3.650% due 06/02/2033		17,800	13,301
4.150% due 06/02/2034		21,200	16,339

Province of Quebec
3.600% due 09/01/2033		21,800	16,202
4.450% due 09/01/2034		8,100	6,380
6.250% due 06/01/2032		8,000	7,029

Total Canada (Cost $97,180)			100,078

DENMARK 4.1%

CORPORATE BONDS & NOTES 4.1%

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	41,400	6,128

Realkredit Danmark AS
1.000% due 01/01/2025		31,900	4,739
1.000% due 04/01/2025		73,900	10,942

Total Denmark (Cost $21,205)			21,809

UNITED KINGDOM 6.6%

SOVEREIGN ISSUES 6.6%

United Kingdom Gilt
4.375% due 07/31/2054	GBP	27,400	35,383

Total United Kingdom (Cost $34,850)			35,383

UNITED STATES 2.4%

ASSET-BACKED SECURITIES 0.7%

ABFC Trust
5.669% due 06/25/2034 •		$216	216

Amortizing Residential Collateral Trust
5.669% due 10/25/2031 •		82	80

Argent Securities Trust
5.149% due 07/25/2036 •		1,183	322

Asset-Backed Securities Corp. Home Equity Loan Trust
5.049% due 05/25/2037 •		34	24

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •		33	33

Credit-Based Asset Servicing & Securitization Trust
3.193% due 01/25/2037 •		247	74
5.089% due 11/25/2036 •		28	13

Home Equity Asset Trust
5.569% due 11/25/2032 •		1	1

HSI Asset Securitization Corp. Trust
5.069% due 10/25/2036 •		21	7

Long Beach Mortgage Loan Trust
5.529% due 10/25/2034 •		26	26

Merrill Lynch Mortgage Investors Trust
5.129% due 09/25/2037 •		22	5

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 05/25/2037 •		36	33
5.069% due 11/25/2036 •		5,329	2,659

Soundview Home Loan Trust
5.089% due 11/25/2036 •		221	62

Structured Asset Securities Corp. Mortgage Loan Trust
6.815% due 04/25/2035 •		1	1

Washington Mutual Asset-Backed Certificates Trust
4.238% due 10/25/2036 •		21	8

			3,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Bear Stearns ALT-A Trust
4.850% due 08/25/2036 ~	$19	$12
5.339% due 01/25/2036 ~	238	224

Citigroup Mortgage Loan Trust
6.246% due 08/25/2035 ~	6	5

Countrywide Alternative Loan Trust
5.255% due 02/20/2047 •	2,567	2,052
5.289% due 02/25/2047 •	53	51
5.489% due 12/25/2035 •	22	20
5.495% due 03/20/2046 •	215	184
5.529% due 12/25/2035 •	143	129
5.529% due 02/25/2037 •	65	53
5.569% due 08/25/2035 •	165	155
5.569% due 12/25/2035 •	574	436
5.669% due 09/25/2035 •	554	497

Countrywide Home Loan Mortgage Pass-Through Trust
5.429% due 05/25/2035 •	65	55
5.549% due 03/25/2035 •	249	215
5.549% due 04/25/2035 •	1	1
5.569% due 03/25/2035 •	29	18
5.609% due 03/25/2035 •	1,315	1,191
5.629% due 02/25/2035 •	5	5
5.729% due 09/25/2034 •	3	3

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.069% due 10/25/2036 •	1	1

Downey Savings & Loan Association Mortgage Loan Trust
5.499% due 03/19/2045 •	98	92
5.599% due 08/19/2045 •	77	65
5.739% due 09/19/2045 •	946	509

GreenPoint Mortgage Funding Trust
5.429% due 06/25/2045 •	623	456

HarborView Mortgage Loan Trust
4.553% due 01/19/2036 •	10	10
4.867% due 01/19/2036 •	1,128	702
5.559% due 06/19/2035 •	91	88
5.559% due 03/19/2036 •	646	588
5.699% due 11/19/2035 •	63	42
5.739% due 09/19/2035 •	8	5
5.755% due 06/20/2035 •	29	27

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.830% due 10/25/2035 ~	8	7

Residential Accredit Loans, Inc. Trust
5.389% due 04/25/2046 •	117	30

Sequoia Mortgage Trust
5.592% due 10/20/2034 •	104	97
5.775% due 07/20/2033 •	155	153
5.779% due 10/19/2026 •	2	2

Structured Asset Mortgage Investments Trust
5.659% due 07/19/2034 •	1	1

Thornburg Mortgage Securities Trust
5.509% due 03/25/2044 •	21	21

WaMu Mortgage Pass-Through Certificates Trust
4.390% due 12/25/2046 •	52	44
4.524% due 02/27/2034 •	2	2
5.549% due 10/25/2045 •	7	7
5.589% due 01/25/2045 •	3	3
5.609% due 01/25/2045 •	5	5
5.609% due 07/25/2045 •	4	4
6.323% due 11/25/2042 •	1	1
6.523% due 08/25/2042 •	3	3
6.623% due 10/25/2046 •	16	14
6.623% due 11/25/2046 •	200	176

		8,463

U.S. GOVERNMENT AGENCIES 0.1%

Fannie Mae
5.583% due 03/25/2034 •	1	1
5.607% due 12/01/2034 •	2	2
5.745% due 09/25/2042 •	13	13

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/25/2044		$7	$7
6.633% due 12/01/2030 •		1	1
6.986% due 11/01/2034 •		5	5

Freddie Mac
5.119% due 09/25/2035 •		496	485
5.675% due 09/25/2031 •		6	6
6.323% due 10/25/2044 - 02/25/2045 •		37	35
6.500% due 07/15/2028		39	40
6.523% due 07/25/2044 •		7	7
7.225% due 10/01/2036 •		8	8

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2025 ~		1	2
4.625% (H15T1Y + 1.500%) due 02/20/2025 ~		1	1
4.875% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~		3	3
5.000% due 04/20/2030 - 06/20/2030 •		93	92
6.000% due 08/20/2034		144	147

U.S. Small Business Administration
4.625% due 02/01/2025		1	1
5.090% due 10/01/2025		1	1

			857

Total United States (Cost $18,964)			12,884

SHORT-TERM INSTRUMENTS 16.6%

REPURCHASE AGREEMENTS (d) 1.7%
			9,000

JAPAN TREASURY BILLS 12.4%
0.010% due 10/21/2024 (b)(c)	JPY	9,480,000	65,957

U.S. TREASURY BILLS 2.5%
5.187% due 10/01/2024 - 12/19/2024 (a)(b)(g)		$13,219	13,185

Total Short-Term Instruments (Cost $82,709)			88,142

Total Investments in Securities (Cost $254,908)			258,296

		SHARES
INVESTMENTS IN AFFILIATES 40.3%

SHORT-TERM INSTRUMENTS 40.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 40.3%

PIMCO Short-Term Floating NAV Portfolio III		22,049,954	214,700

Total Short-Term Instruments (Cost $214,581)			214,700

Total Investments in Affiliates (Cost $214,581)			214,700

Total Investments 88.8% (Cost $469,489)			$472,996

Financial Derivative Instruments (e)(f) (0.2)% (Cost or Premiums, net $(61))			(807)

Other Assets and Liabilities, net 11.4%			60,711

Net Assets 100.0%			$532,900

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	175

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.960%	09/30/2024	10/01/2024	$9,000	U.S. Treasury Notes 1.250% due 12/31/2026	$(9,194)	$9,000	$9,001

Total Repurchase Agreements						$(9,194)	$9,000	$9,001

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$9,001	$0	$0	$9,001	$(9,194)	$(193)

Total Borrowings and Other Financing Transactions	$9,001	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Canada Government 10-Year Bond December Futures	12/2024	968	$	89,474	$754	$380	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2024	63	$	(8,419)	$(15)	$0	$(16)
Euro-Bund 10-Year Bond December Futures	12/2024	860		(129,160)	(1,429)	0	(412)
Japan Government 10-Year Bond December Futures	12/2024	143		(143,920)	(297)	567	(318)

					$(1,741)	$567	$(746)

Total Futures Contracts					$(987)	$947	$(746)

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	44,300	$882	$77	$959	$0	$(24)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		3,700	(140)	188	48	0	(14)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	4,610,000	146	(152)	(6)	0	(58)
Pay(1)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	31,900	(9)	53	44	0	(46)
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	134,500	589	801	1,390	171	0
Receive(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		15,300	(234)	(61)	(295)	0	(48)
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		177,475	1,563	1,289	2,852	802	0
Receive(1)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		128,240	173	43	216	0	(1,098)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	2,302	1,303	0	(11)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	50,600	(941)	2,242	1,301	0	(98)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		25,400	(413)	1,061	648	0	(49)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		81,700	476	1,596	2,072	0	(155)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	82,700	(666)	(2,381)	(3,047)	0	(216)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		36,700	(475)	(1,544)	(2,019)	0	(102)

Total Swap Agreements							$(48)	$5,514	$5,466	$973	$(1,919)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$947	$973	$1,920	$0	$(746)	$(1,919)	$(2,665)

Cash of $19,857 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	GBP	8,187		$10,777	$0	$(169)
	10/2024	JPY	520,321		3,599	0	(21)
	04/2025	DKK	25,000		3,686	0	(80)

BPS	10/2024	JPY	6,087,004		42,274	0	(78)
	10/2024		$3,366	DKK	22,506	0	(5)
	10/2024		544	EUR	488	0	(1)
	10/2024		1,692	NZD	2,718	35	0
	11/2024	DKK	22,468		$3,365	5	0
	11/2024	JPY	5,766,518		40,648	340	0
	11/2024		$4	TWD	129	0	0
	12/2024	MXN	1,040		$52	0	(1)

BRC	10/2024	CAD	223		166	1	0
	10/2024	GBP	36,388		48,004	0	(644)
	10/2024	JPY	5,789,200		40,651	371	0
	10/2024	NZD	857		541	0	(3)
	10/2024		$988	AUD	1,479	35	0
	10/2024		574	NZD	927	15	0
	11/2024		541		857	3	0

CBK	10/2024	CAD	37,934		$27,968	0	(81)
	10/2024	CNH	18		3	0	0
	10/2024	GBP	1,000		1,337	0	0
	10/2024		$670	DKK	4,475	0	(2)
	10/2024		647	EUR	578	0	(3)
	11/2024	DKK	4,467		$670	2	0
	11/2024	JPY	1,031,601		7,276	65	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	177

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024		$3	CNH	18	$0	$0
	11/2024		10	TWD	331	0	0

DUB	02/2025	MXN	2,828		$140	0	(1)

FAR	10/2024	AUD	4,238		2,913	0	(17)
	10/2024	JPY	506,484		3,527	3	0
	10/2024	NZD	2,020		1,270	0	(13)
	10/2024		$40,779	JPY	5,874,550	95	0
	11/2024	JPY	5,847,473		$40,779	0	(95)
	11/2024		$2,914	AUD	4,238	17	0
	11/2024		1,270	NZD	2,020	14	0

GLM	02/2025	MXN	1,282		$63	0	(1)

JPM	10/2024	DKK	566		85	0	0
	10/2024	NZD	768		478	0	(10)
	10/2024		$10	CNH	72	0	0
	10/2024		98	DKK	652	0	0
	10/2024		33,798	GBP	25,727	597	0
	11/2024	DKK	651		$98	0	0
	11/2024		$2	TWD	67	0	0
	01/2025	DKK	25,400		$3,753	0	(58)
	04/2025		10,000		1,473	0	(34)

MBC	10/2024		26,885		4,019	5	0
	10/2024	JPY	2,621,683		18,188	0	(52)
	10/2024		$99,899	CAD	134,219	0	(656)
	10/2024		850	EUR	769	6	0
	10/2024		35,941	GBP	26,871	0	(15)
	11/2024	CAD	134,111		$99,899	657	0
	11/2024	EUR	1,025		1,148	6	0
	11/2024	GBP	26,872		35,939	14	0
	11/2024		$3	TWD	108	0	0
	01/2025	DKK	6,500		$954	0	(21)
	04/2025		53,300		7,868	0	(162)

NGF	10/2024	JPY	6,580,000		45,921	139	0
	10/2024		$45,971	JPY	6,580,000	0	(139)

SCX	10/2024	DKK	754		$112	0	0
	10/2024	EUR	2,857		3,175	0	(6)
	10/2024	JPY	1,007,114		6,999	0	(9)
	11/2024		$1	TWD	20	0	0

SSB	11/2024	GBP	1,000		$1,340	3	0

TOR	10/2024	CAD	96,190		71,466	342	0
	10/2024		$1,871	AUD	2,759	36	0
	10/2024		30,489	JPY	4,407,867	179	0
	11/2024	DKK	569		$86	1	0
	11/2024	JPY	4,387,621		30,489	0	(179)

UAG	10/2024	GBP	8,024		10,578	0	(150)
	10/2024		$41,901	JPY	6,000,123	0	(153)
	11/2024	JPY	5,972,502		$41,901	152	0

Total Forward Foreign Currency Contracts						$3,138	$(2,859)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CKL	Call - OTC 5-Year Interest Rate Swap	GBP-SONIO	Pay	2.940%	03/24/2025	171,300	$1,111	$1,039

GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	1,400,000	0	2,300

Total Purchased Options							$1,111	$3,339

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948%	03/24/2025	198,400	$(1,124)	$(1,367)

GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.343	03/10/2025	154,000	0	(2,313)

Total Written Options							$(1,124)	$(3,680)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$(270)	$0	$0	$(270)	$(270)	$272	$2
BPS	380	0	0	380	(85)	0	0	(85)	295	292	587
BRC	425	0	0	425	(647)	0	0	(647)	(222)	335	113
CBK	67	0	0	67	(86)	0	0	(86)	(19)	301	282
CKL	0	1,039	0	1,039	0	(1,367)	0	(1,367)	(328)	0	(328)
DUB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
FAR	129	0	0	129	(125)	0	0	(125)	4	0	4
GLM	0	2,300	0	2,300	(1)	(2,313)	0	(2,314)	(14)	0	(14)
JPM	597	0	0	597	(102)	0	0	(102)	495	(570)	(75)
MBC	688	0	0	688	(906)	0	0	(906)	(218)	0	(218)
NGF	139	0	0	139	(139)	0	0	(139)	0	0	0
SCX	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
SSB	3	0	0	3	0	0	0	0	3	0	3
TOR	558	0	0	558	(179)	0	0	(179)	379	0	379
UAG	152	0	0	152	(303)	0	0	(303)	(151)	0	(151)

Total Over the Counter	$3,138	$3,339	$0	$6,477	$(2,859)	$(3,680)	$0	$(6,539)

(g)

Securities with an aggregate market value of $1,431 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$947	$947
Swap Agreements	0	0	0	0	973	973

	$0	$0	$0	$0	$1,920	$1,920

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,138	$0	$3,138
Purchased Options	0	0	0	0	3,339	3,339

	$0	$0	$0	$3,138	$3,339	$6,477

	$0	$0	$0	$3,138	$5,259	$8,397

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	179

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$746	$746
Swap Agreements	0	0	0	0	1,919	1,919

	$0	$0	$0	$0	$2,665	$2,665

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,859	$0	$2,859
Written Options	0	0	0	0	3,680	3,680

	$0	$0	$0	$2,859	$3,680	$6,539

	$0	$0	$0	$2,859	$6,345	$9,204

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,583	$2,583
Swap Agreements	0	0	0	0	20,114	20,114

	$0	$0	$0	$0	$22,697	$22,697

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,812)	$0	$(1,812)
Purchased Options	0	0	0	0	1,281	1,281

	$0	$0	$0	$(1,812)	$1,281	$(531)

	$0	$0	$0	$(1,812)	$23,978	$22,166

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(258)	$(258)
Swap Agreements	0	0	0	0	(13,895)	(13,895)

	$0	$0	$0	$0	$(14,153)	$(14,153)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,703)	$0	$(1,703)
Purchased Options	0	0	0	0	2,227	2,227
Written Options	0	0	0	0	(2,555)	(2,555)

	$0	$0	$0	$(1,703)	$(328)	$(2,031)

	$0	$0	$0	$(1,703)	$(14,481)	$(16,184)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$100,078	$0	$100,078
Denmark
Corporate Bonds & Notes	0	21,809	0	21,809
United Kingdom
Sovereign Issues	0	35,383	0	35,383
United States
Asset-Backed Securities	0	3,564	0	3,564
Non-Agency Mortgage-Backed Securities	0	8,463	0	8,463
U.S. Government Agencies	0	857	0	857
Short-Term Instruments
Repurchase Agreements	0	9,000	0	9,000
Japan Treasury Bills	0	65,957	0	65,957
U.S. Treasury Bills	0	13,185	0	13,185

	$0	$258,296	$0	$258,296

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$214,700	$0	$0	$214,700

Total Investments	$214,700	$258,296	$0	$472,996

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	947	973	0	1,920
Over the counter	0	6,477	0	6,477

	$947	$7,450	$0	$8,397

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(746)	$(1,919)	$0	$(2,665)
Over the counter	0	(6,539)	0	(6,539)

	$(746)	$(8,458)	$0	$(9,204)

Total Financial Derivative Instruments	$201	$(1,008)	$0	$(807)

Totals	$214,901	$257,288	$0	$472,189

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	181

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.8%

CORPORATE BONDS & NOTES 57.0%

BANKING & FINANCE 38.5%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$4,195	$4,183
3.500% due 01/15/2025		200	199
6.500% due 07/15/2025		4,000	4,042

Ally Financial, Inc.
4.625% due 03/30/2025		33,211	33,100
5.800% due 05/01/2025		1,780	1,787

American Express Co.
5.645% due 04/23/2027 •		6,600	6,728

American Honda Finance Corp.
5.649% due 02/12/2025 •		3,065	3,067
5.938% due 01/10/2025 •		41,700	41,741
5.981% (SOFRINDX + 0.780%) due 04/23/2025 ~		12,468	12,498
6.097% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,110	1,114

American Tower Corp.
2.950% due 01/15/2025		22,089	21,943
4.000% due 06/01/2025		21,033	20,925

Athene Global Funding
1.450% due 01/08/2026		9,818	9,437
1.716% due 01/07/2025		10,130	10,037
2.500% due 01/14/2025		4,702	4,666
2.550% due 06/29/2025		700	688
5.958% (SOFRINDX + 0.850%) due 05/08/2026 ~		10,000	9,993
6.044% (SOFRINDX + 1.030%) due 08/27/2026 ~		20,300	20,332
6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~		199	200

Aviation Capital Group LLC
4.875% due 10/01/2025		2,000	1,999

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		27,664	26,624
2.875% due 02/15/2025		19,000	18,804

Bank of America Corp.
2.456% due 10/22/2025 •		7,701	7,687
3.093% due 10/01/2025 •		11,000	11,000
3.366% due 01/23/2026 •		3,000	2,984
3.384% due 04/02/2026 •		22,200	22,026
6.274% (TSFR3M + 1.032%) due 02/05/2026 ~		26,221	26,228

Bank of Queensland Ltd.
5.293% due 12/18/2024 ~	AUD	7,100	4,912
5.409% due 05/14/2025 ~		17,800	12,354
5.580% due 10/29/2025 ~		5,500	3,820
5.591% due 10/30/2024 ~		14,250	9,857

Banque Federative du Credit Mutuel SA
5.421% due 05/24/2027 ~		2,000	1,385
5.896% due 07/13/2026		$7,700	7,918
6.331% (SOFRRATE + 1.130%) due 01/23/2027 ~		3,700	3,738
6.656% due 07/13/2026 ~		6,500	6,581

Barclays PLC
2.852% due 05/07/2026 •		6,400	6,317
3.650% due 03/16/2025		30,612	30,439
4.375% due 01/12/2026		1,100	1,098

BNP Paribas SA
2.219% due 06/09/2026 •		27,425	26,904
2.819% due 11/19/2025 •		23,516	23,427
3.375% due 01/09/2025		4,495	4,471

BPCE SA
2.375% due 01/14/2025		39,500	39,181
5.826% (SOFRRATE + 0.570%) due 01/14/2025 ~		4,500	4,503
5.834% (SOFRRATE + 0.960%) due 09/25/2025 ~		8,444	8,484
5.988% due 06/05/2025 ~	AUD	4,000	2,783

Brighthouse Financial Global Funding
1.750% due 01/13/2025		$6,020	5,957

Citibank NA
5.236% due 11/14/2024 ~	AUD	500	346

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
2.014% due 01/25/2026 •		$13,251	$13,119
3.106% due 04/08/2026 •		18,000	17,826
5.833% (SOFRRATE + 0.686%) due 10/30/2024 ~		37,979	37,997

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		1,250	1,193
1.980% due 12/15/2027 •		4,100	3,893
5.620% (SOFRINDX + 0.620%) due 08/28/2026 ~		4,700	4,709
5.667% (SOFRINDX + 0.710%) due 03/05/2027 ~		2,951	2,961
5.986% (SOFRINDX + 0.710%) due 01/09/2026 ~		41,500	41,672

Corebridge Global Funding
5.750% due 07/02/2026		8,000	8,208

Credit Agricole SA
3.250% due 10/04/2024		23,900	23,896
6.586% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,000	1,013

Crown Castle, Inc.
1.350% due 07/15/2025		15,000	14,616

Danske Bank AS
1.621% due 09/11/2026 •		7,500	7,277
6.259% due 09/22/2026 •		2,985	3,033
6.466% due 01/09/2026 •		2,000	2,007

DBS Group Holdings Ltd.
5.353% (SOFRINDX + 0.300%) due 11/22/2024 ~		2,000	2,000

Deutsche Bank AG
2.129% due 11/24/2026 •		2,764	2,678
3.961% due 11/26/2025 •		9,104	9,081
6.119% due 07/14/2026 •		23,175	23,365

Federation des Caisses Desjardins du Quebec
2.050% due 02/10/2025		1,600	1,583

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		11,800	11,669
4.063% due 11/01/2024		12,554	12,540
4.134% due 08/04/2025		11,876	11,769
4.389% due 01/08/2026		2,650	2,628
4.687% due 06/09/2025		5,016	5,000
5.125% due 06/16/2025		17,625	17,622
6.950% due 03/06/2026		4,046	4,143

GA Global Funding Trust
3.850% due 04/11/2025		24,975	24,827
4.400% due 09/23/2027		12,400	12,376
6.623% (SOFRRATE + 1.360%) due 04/11/2025 ~		800	803

General Motors Financial Co., Inc.
2.750% due 06/20/2025		2,204	2,169
2.900% due 02/26/2025		27,000	26,779
3.800% due 04/07/2025		8,000	7,944
4.350% due 04/09/2025		11,326	11,284
5.876% (SOFRRATE + 0.620%) due 10/15/2024 ~		4,692	4,693
6.341% (SOFRINDX + 1.050%) due 07/15/2027 ~		8,100	8,099
6.595% (SOFRINDX + 1.300%) due 04/07/2025 ~		1,672	1,678

Goldman Sachs Group, Inc.
5.700% due 11/01/2024		9,900	9,904
6.550% (TSFR3M + 1.432%) due 05/15/2026 ~		18,455	18,562

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025		7,185	6,959

HSBC Holdings PLC
2.633% due 11/07/2025 •		35,386	35,282
2.999% due 03/10/2026 •		39,286	38,926
6.387% (SOFRRATE + 1.430%) due 03/10/2026 ~		2,500	2,510
6.590% (TSFR3M + 1.642%) due 09/12/2026 ~		5,990	6,044

ING Bank Australia Ltd.
5.385% due 12/08/2025 ~	AUD	21,500	14,962

ING Groep NV
3.869% due 03/28/2026 •		$23,608	23,495
5.879% due 04/01/2027 •		2,500	2,512
6.509% due 03/28/2026 •		13,000	13,077

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jackson National Life Global Funding
1.750% due 01/12/2025		$8,000	$7,921
5.600% due 04/10/2026		3,500	3,552

JPMorgan Chase & Co.
2.005% due 03/13/2026 •		4,800	4,737
2.301% due 10/15/2025 •		2,767	2,764
5.541% (SOFRRATE + 0.600%) due 12/10/2025 ~		2,767	2,769
5.546% due 12/15/2025 •		43,000	43,028
5.943% (SOFRRATE + 0.920%) due 02/24/2026 ~		1,000	1,002
6.133% (SOFRRATE + 0.920%) due 04/22/2028 ~		3,000	3,006
6.500% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,500	1,511

LeasePlan Corp. NV
2.875% due 10/24/2024		1,500	1,498

Lloyds Banking Group PLC
2.438% due 02/05/2026 •		29,615	29,335
3.511% due 03/18/2026 •		3,700	3,675
6.895% (SOFRINDX + 1.580%) due 01/05/2028 ~		6,600	6,681

Mitsubishi UFJ Financial Group, Inc.
3.837% due 04/17/2026 •		400	398
5.541% due 04/17/2026 •		4,700	4,716
5.699% due 10/01/2024 ~	AUD	3,900	2,696
6.004% (SOFRRATE + 0.940%) due 02/20/2026 ~		$1,675	1,678
6.700% (SOFRRATE + 1.440%) due 04/17/2026 ~		1,700	1,708

Mizuho Bank Ltd.
4.919% due 02/21/2025 ~	AUD	55,500	38,398
5.213% due 02/23/2026 ~		20,500	14,238
5.245% due 08/22/2025 ~		5,000	3,471

Morgan Stanley
2.188% due 04/28/2026 •		$16,200	15,950
5.700% (SOFRRATE + 0.509%) due 01/22/2025 ~		18,400	18,402

Morgan Stanley Bank NA
6.004% (SOFRRATE + 0.780%) due 07/16/2025 ~		2,305	2,313

MUFG Bank Ltd.
5.234% due 02/17/2026 ~	AUD	21,100	14,659

NatWest Markets PLC
5.055% due 08/12/2025		1,000	692
6.318% due 03/22/2025 ~		$1,600	1,609

New York Life Global Funding
5.830% due 01/16/2026 •		12,300	12,346
5.891% (SOFRINDX + 0.700%) due 10/24/2025 ~		15,000	15,058

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		6,060	5,683

Nomura Holdings, Inc.
2.648% due 01/16/2025		55,256	54,842

Nordea Bank Abp
5.620% (SOFRRATE + 0.740%) due 03/19/2027 ~		3,100	3,109

Nuveen Finance LLC
4.125% due 11/01/2024		4,400	4,395

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	603,200	89,283
2.000% due 01/01/2025		67,700	10,088
3.123% due 01/01/2025 ~		74,200	11,104

ORIX Corp.
3.250% due 12/04/2024		$800	797

Oversea-Chinese Banking Corp. Ltd.
5.144% due 05/18/2026 ~	AUD	14,000	9,721

Pacific Life Global Funding
5.596% (SOFRRATE + 0.620%) due 06/04/2026 ~		$1,600	1,600

Public Storage Operating Co.
5.786% (SOFRINDX + 0.600%) due 07/25/2025 ~		4,400	4,409

Realkredit Danmark AS
1.000% due 01/01/2025	DKK	14,000	2,079

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
6.014% (SOFRRATE + 0.790%) due 07/23/2027 ~		$8,000	$8,015
6.169% (SOFRINDX + 0.950%) due 01/19/2027 ~		7,600	7,639

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		5,000	5,041

SBA Tower Trust
4.831% due 10/15/2029 (a)		10,000	9,957

Skandinaviska Enskilda Banken AB
5.847% (SOFRRATE + 0.890%) due 03/05/2027 ~		18,866	18,998

Societe Generale SA
2.226% due 01/21/2026 •		27,000	26,745
2.625% due 10/16/2024		13,900	13,884
2.625% due 01/22/2025		9,452	9,373
4.351% due 06/13/2025		1,100	1,097
6.267% (SOFRRATE + 1.050%) due 01/21/2026 ~		150	150

Standard Chartered PLC
1.822% due 11/23/2025 •		7,410	7,373
2.819% due 01/30/2026 •		30,400	30,146
5.957% (SOFRRATE + 0.930%) due 11/23/2025 ~		16,900	16,910
6.180% due 11/23/2025		2,000	2,001
7.776% due 11/16/2025 •		25,353	25,430

Sumitomo Mitsui Banking Corp.
5.219% due 02/20/2026 ~	AUD	19,100	13,266
5.530% due 07/28/2026 ~		5,000	3,486

Sumitomo Mitsui Financial Group, Inc.
5.692% due 10/16/2024 ~		22,800	15,767
6.151% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,488
6.571% (SOFRRATE + 1.300%) due 07/13/2026 ~		5,160	5,232
6.701% (SOFRRATE + 1.430%) due 01/13/2026 ~		7,860	7,960

Sumitomo Mitsui Trust Bank Ltd.
5.650% due 09/14/2026		4,892	5,022

Svenska Handelsbanken AB
4.859% due 03/04/2026 ~	AUD	1,900	1,311

Swedbank AB
5.337% due 09/20/2027		$34,955	35,938
6.136% due 09/12/2026		14,400	14,875
6.211% due 04/04/2025 ~		4,600	4,613

Toyota Motor Credit Corp.
5.950% (SOFRINDX + 0.890%) due 05/18/2026 ~		3,500	3,526

UBS AG
4.851% due 02/26/2026 ~	AUD	2,000	1,382
5.361% due 07/30/2025 ~		15,200	10,548

UBS Group AG
5.711% due 01/12/2027 •		$1,500	1,521
6.679% (SOFRRATE + 1.580%) due 05/12/2026 ~		25,000	25,149

United Overseas Bank Ltd.
5.146% due 03/16/2026	AUD	6,000	4,163

Ventas Realty LP
3.500% due 02/01/2025		$4,675	4,650

VICI Properties LP
3.500% due 02/15/2025		2,500	2,483
4.375% due 05/15/2025		8,695	8,654

Wells Fargo & Co.
2.164% due 02/11/2026 •		33,500	33,139
2.188% due 04/30/2026 •		4,700	4,624
2.406% due 10/30/2025 •		34,963	34,868
3.908% due 04/25/2026 •		6,300	6,261

Weyerhaeuser Co.
4.750% due 05/15/2026		24,200	24,364

			2,021,860

INDUSTRIALS 14.6%

Amgen, Inc.
5.250% due 03/02/2025		2,228	2,231

Arrow Electronics, Inc.
4.000% due 04/01/2025		15,238	15,161

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	9,320	$6,437
5.711% due 10/30/2024 ~		8,600	5,947

Bacardi Ltd.
4.450% due 05/15/2025		$5,837	5,812

Baxter International, Inc.
1.322% due 11/29/2024		11,261	11,186
5.436% (SOFRINDX + 0.440%) due 11/29/2024 ~		9,270	9,270

Bayer U.S. Finance LLC
3.375% due 10/08/2024		13,123	13,118
4.250% due 12/15/2025		29,331	29,129
4.375% due 12/15/2028		1,500	1,481
5.500% due 08/15/2025		700	701

Berry Global, Inc.
1.570% due 01/15/2026		8,800	8,471
4.875% due 07/15/2026		7,634	7,629

Boeing Co.
2.196% due 02/04/2026		3,272	3,152
2.250% due 06/15/2026		983	939
2.600% due 10/30/2025		10,404	10,119
4.875% due 05/01/2025		31,702	31,587

Broadcom, Inc.
3.625% due 10/15/2024		6,318	6,312

Campbell Soup Co.
3.950% due 03/15/2025		1,718	1,710

Carrier Global Corp.
2.242% due 02/15/2025		27,058	26,780

CDW LLC
4.125% due 05/01/2025		1,373	1,364

Conagra Brands, Inc.
4.600% due 11/01/2025		2,516	2,517

Cox Communications, Inc.
3.850% due 02/01/2025		6,700	6,668

Daimler Truck Finance North America LLC
5.691% (SOFRRATE + 0.750%) due 12/13/2024 ~		4,040	4,045
5.975% due 12/13/2024		270	270

Delta Air Lines, Inc.
7.000% due 05/01/2025		3,196	3,230

DR Horton, Inc.
1.300% due 10/15/2026		6,000	5,678

Energy Transfer LP
2.900% due 05/15/2025		26,975	26,646
4.050% due 03/15/2025		25,115	25,005
5.750% due 04/01/2025		2,018	2,017

ERAC USA Finance LLC
3.850% due 11/15/2024		1,110	1,108

Expedia Group, Inc.
6.250% due 05/01/2025		1,497	1,501

Fox Corp.
3.050% due 04/07/2025		7,527	7,455

General Motors Co.
4.000% due 04/01/2025		1,800	1,792
6.125% due 10/01/2025		2,600	2,625

Gilead Sciences, Inc.
1.200% due 10/01/2027		2,000	1,844

Global Payments, Inc.
1.500% due 11/15/2024		8,156	8,117

Haleon U.K. Capital PLC
3.125% due 03/24/2025		40,590	40,236

Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025		5,130	5,062
3.500% due 07/28/2025		17,788	17,564

HCA, Inc.
5.250% due 04/15/2025		23,421	23,452
5.375% due 02/01/2025		38,842	38,858

Humana, Inc.
1.350% due 02/03/2027		4,000	3,739

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		17,100	16,983

Hyatt Hotels Corp.
5.375% due 04/23/2025		5,000	5,009

Hyundai Capital America
5.800% due 06/26/2025		7,716	7,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.791% (SOFRRATE + 1.500%) due 01/08/2027 ~		$10,400	$10,515

Imperial Brands Finance PLC
3.500% due 07/26/2026		5,200	5,100
4.250% due 07/21/2025		567	564

KLA Corp.
4.650% due 11/01/2024		320	320

Mercedes-Benz Finance North America LLC
5.972% (SOFRRATE + 0.670%) due 01/09/2026 ~		34,170	34,239

Penske Truck Leasing Co. LP
2.700% due 11/01/2024		5,000	4,989

QatarEnergy
1.375% due 09/12/2026		3,900	3,704

Renesas Electronics Corp.
1.543% due 11/26/2024		3,141	3,121

Reynolds American, Inc.
4.450% due 06/12/2025		1,356	1,352

Rogers Communications, Inc.
2.950% due 03/15/2025		65,828	65,229

Rolls-Royce PLC
3.625% due 10/14/2025		5,500	5,425

Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		17,424	17,441

Southwest Airlines Co.
5.250% due 05/04/2025		18,631	18,650

Sprint Spectrum Co. LLC
4.738% due 09/20/2029		375	374

Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025		18,623	18,458
3.625% due 04/28/2026		31,100	30,709

T-Mobile USA, Inc.
3.500% due 04/15/2025		30,484	30,272

TWDC Enterprises 18 Corp.
2.758% due 10/07/2024 (f)	CAD	6,500	4,805

VMware, Inc.
4.500% due 05/15/2025		$14,000	13,972

Volkswagen Group of America Finance LLC
5.704% due 03/20/2026 ~		3,800	3,806
5.848% due 09/12/2025 ~		90	90

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		6,500	6,418

Woodside Finance Ltd.
3.650% due 03/05/2025		9,300	9,246
3.700% due 09/15/2026		5,000	4,920

Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024		2,410	2,396
3.550% due 04/01/2025		15,089	14,982

			768,828

UTILITIES 3.9%

AT&T, Inc.
4.000% due 11/25/2025 (f)	CAD	10,000	7,398

Avangrid, Inc.
3.150% due 12/01/2024		$1,000	996
3.200% due 04/15/2025		19,000	18,809

DTE Energy Co.
2.529% due 10/01/2024 þ		4,065	4,065
4.220% due 11/01/2024 þ		25,671	25,649

Edison International
4.700% due 08/15/2025		6,850	6,835

Enel Finance International NV
4.500% due 06/15/2025		7,990	7,957
6.800% due 10/14/2025		647	662

Eversource Energy
3.150% due 01/15/2025		6,870	6,829

FirstEnergy Corp.
2.050% due 03/01/2025		978	967

FirstEnergy Transmission LLC
4.350% due 01/15/2025		1,242	1,240

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~		25,112	25,180

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	183

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Israel Electric Corp. Ltd.
5.000% due 11/12/2024	$3,000	$3,004

KT Corp.
4.000% due 08/08/2025	7,100	7,056

NextEra Energy Capital Holdings, Inc.
5.935% (SOFRINDX + 0.760%) due 01/29/2026 ~	14,000	14,051
6.051% due 03/01/2025	22,300	22,396

ONEOK, Inc.
4.250% due 09/24/2027	8,300	8,310

Pacific Gas & Electric Co.
3.450% due 07/01/2025	3,749	3,707
3.500% due 06/15/2025	300	297
4.950% due 06/08/2025	4,900	4,897
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	29,100	29,113

Southern California Edison Co.
5.350% due 03/01/2026	4,400	4,462

		203,880

Total Corporate Bonds & Notes (Cost $2,975,195)		2,994,568

U.S. GOVERNMENT AGENCIES 9.0%

Fannie Mae
1.250% due 05/25/2043	4,793	4,401
1.375% due 12/25/2027	5,465	5,283
1.500% due 07/25/2032	3,683	3,570
1.750% due 06/25/2027 - 11/25/2031	6,650	6,503
2.500% due 01/25/2026 - 03/25/2044	558	549
2.750% due 02/25/2044	200	196
3.000% due 01/25/2032 - 02/25/2044	1,763	1,741
5.695% due 01/25/2048 •	1,391	1,374
5.766% due 03/25/2048 - 06/25/2048 •	7,235	7,154
5.786% due 01/25/2045 •	2,346	2,279
5.795% due 09/25/2043 - 07/25/2050 •	12,688	12,446
5.810% due 06/01/2031	5,600	5,913
5.813% due 12/25/2048 •	8,678	8,598
5.816% due 10/25/2044 - 05/25/2058 •	34,721	34,262
5.845% due 07/25/2049 - 08/25/2049 •	19,859	19,618
5.866% due 07/25/2044 - 09/25/2049 •	12,189	12,030
5.886% due 11/25/2046 •	1,350	1,320
5.895% due 12/25/2049 - 01/25/2050 •	7,767	7,673
5.906% due 12/25/2046 •	1,169	1,156
5.916% due 07/25/2046 •	13,150	13,064
6.151% due 01/25/2051 •	6,271	6,363

Freddie Mac
1.000% due 02/25/2042 - 09/15/2044	42,680	37,087
1.500% due 03/15/2041 - 12/15/2042	6,457	5,938
2.500% due 10/25/2048	1,901	1,751
2.600% due 05/15/2043	270	267
2.745% due 01/25/2026	5,200	5,104
2.750% due 12/15/2041 - 03/15/2045	5,779	5,693
3.000% due 08/15/2031 - 10/15/2040	3,519	3,480
3.208% due 02/25/2026	5,168	5,102
5.375% due 04/24/2025 (h)	40,000	40,009
5.550% due 07/30/2027	700	700
5.786% due 05/15/2038 •	2,059	2,101
5.796% due 05/15/2041 •	1,938	1,905
5.806% due 06/15/2040 •	1,829	1,776
5.816% due 12/15/2036 - 09/15/2044 •	98,485	97,221
5.857% due 06/15/2035 - 12/15/2046 •	9,247	9,165
5.866% due 01/15/2037 - 01/15/2040 •	1,940	1,963

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.887% due 06/15/2036 •		$660	$657
5.906% due 11/15/2042 •		964	957
5.907% due 09/15/2048 - 08/15/2049 •		3,777	3,725
5.916% due 12/15/2037 - 05/15/2038 •		2,157	2,108
6.251% due 12/15/2050 •		11,473	11,506

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,236	2,931
4.000% due 07/20/2049 •		1,081	1,010
5.000% due 04/20/2037 •		675	667
5.375% due 03/20/2037 •		862	856
5.525% due 04/20/2049 •		4,760	4,722
5.715% due 02/20/2043 •		15,727	15,493
5.937% due 06/20/2067 •		183	182
5.967% due 04/20/2061 •		192	191
6.111% due 09/20/2067 •		4,292	4,357
6.167% due 04/20/2070 •		11,603	11,565
6.217% due 08/20/2067 •		1,127	1,130
6.224% due 08/20/2062 ~		475	474
6.522% due 04/20/2067 •		2,296	2,323
6.717% due 07/20/2067 •		4,129	4,198
6.723% due 06/20/2067 •		2,383	2,418
6.859% due 11/20/2067 •		750	758

Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035		27,974	26,975

Total U.S. Government Agencies (Cost $483,619)			473,958

U.S. TREASURY OBLIGATIONS 5.4%

U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025 (h)(j)(l)		119,369	117,668
2.125% due 04/15/2029 (h)		160,362	164,861

Total U.S. Treasury Obligations (Cost $277,710)			282,529

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%

280 Park Avenue Mortgage Trust
6.298% due 09/15/2034 •		15,000	14,643

Ashford Hospitality Trust
6.169% due 04/15/2035 •		4,945	4,919

Atrium Hotel Portfolio Trust
6.344% due 06/15/2035 •		5,000	4,996

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	20,599	27,565

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		$2,000	1,946

Beneria Cowen & Pritzer Collateral Funding Corp.
6.010% due 06/15/2038 •		5,000	4,649

BSREP Commercial Mortgage Trust
6.161% due 08/15/2038 •		4,170	3,866

BX Trust
5.941% due 10/15/2036 •		12,216	12,139
6.111% due 10/15/2036 •		37,600	37,412

Canada Square Funding PLC
6.180% due 12/17/2056 •	GBP	18,746	25,133

Classic RMBS Trust
1.433% due 11/15/2051	CAD	1,386	1,011

Commercial Mortgage Trust
3.373% due 10/10/2048		$315	313

Credit Suisse Commercial Mortgage Trust
6.278% due 06/15/2034 •		8,391	7,862

DBCG Mortgage Trust
8.500% due 06/15/2034 •		8,771	8,772

DROP Mortgage Trust
6.361% due 10/15/2043 •		25,400	24,092

Extended Stay America Trust
6.291% due 07/15/2038 •		51,235	51,212

Fannie Mae
3.500% due 06/25/2048		4,217	4,058

Finsbury Square Green PLC
5.630% due 12/16/2067 •	GBP	1,743	2,329

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
6.245% due 07/20/2074 •		$21,671	$21,843
6.445% due 05/20/2073 •		3,325	3,384

JP Morgan Chase Commercial Mortgage Securities Trust
6.221% due 06/15/2038 •		9,000	8,880
6.261% due 04/15/2038 •		8,126	8,112

Lehman XS Trust
5.509% due 12/25/2035 •		316	289

MFA Trust
1.131% due 07/25/2060 ~		17,187	15,586
1.381% due 04/25/2065 ~		3,708	3,529

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		2,413	2,343

OBX Trust
5.988% due 01/25/2064 þ		6,026	6,109

RESIMAC Premier
5.960% due 02/03/2053 •		7,548	7,534

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		770	745

Taurus U.K. DAC
5.830% due 05/17/2031 •	GBP	15,784	21,055

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$10,351	9,910
2.900% due 10/25/2059 ~		4,305	4,139
5.569% due 02/25/2057 •		253	261

UWM Mortgage Trust
5.000% due 12/25/2051 •		10,753	10,070

VASA Trust
6.111% due 07/15/2039 •		14,500	13,447

Verus Securitization Trust
1.262% due 10/25/2063 ~		175	166
5.712% due 01/25/2069 þ		8,736	8,819

Total Non-Agency Mortgage-Backed Securities (Cost $391,846)			383,138

ASSET-BACKED SECURITIES 18.2%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		6,200	6,200

522 Funding CLO Ltd.
6.584% due 10/20/2031 •		18,467	18,495

Albacore Euro CLO Ltd.
4.626% due 07/15/2035 •	EUR	1,500	1,674

American Express Credit Account Master Trust
5.230% due 09/15/2028		$3,100	3,173

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		2,212	2,213

Apidos CLO
6.477% due 07/17/2030 •		4,664	4,666

Ares CLO Ltd.
6.613% due 01/15/2032 •		1,750	1,752

Ares European CLO DAC
4.345% due 10/15/2030 •	EUR	6,132	6,832
4.465% due 10/15/2031 •		12,137	13,522

BA Credit Card Trust
4.790% due 05/15/2028		$12,805	12,943
4.930% due 05/15/2029		11,000	11,265

Bain Capital Credit CLO Ltd.
6.375% due 07/19/2034 •		700	700

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •		4,311	4,316

Black Diamond CLO DAC
4.548% due 01/20/2032	EUR	582	648

Blackrock European CLO DAC
4.305% due 10/15/2031 •		30,749	34,195

BMW Vehicle Lease Trust
5.680% due 07/27/2026 •		$6,388	6,388

BXMT Ltd.
6.597% due 11/15/2037 •		17,893	17,621

Cairn CLO DAC
4.465% due 10/15/2031 •	EUR	25,529	28,355

Capital One Multi-Asset Execution Trust
2.800% due 03/15/2027		$5,000	4,957

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Euro CLO DAC
4.172% due 08/15/2030 •	EUR	134	$149
4.432% due 08/15/2032 •		5,495	6,109

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031		19,844	22,068

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		$4,760	4,762

CarMax Auto Owner Trust
5.440% due 08/15/2025		6,356	6,363
5.720% due 11/16/2026		1,049	1,052

CarVal CLO Ltd.
6.516% due 07/16/2031 •		3,484	3,489

Chase Auto Owner Trust
4.400% due 11/26/2027		200	200
5.250% due 09/27/2027		4,300	4,330
5.480% due 04/26/2027		5,765	5,787

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027		10,000	10,111

Citizens Auto Receivables Trust
5.430% due 10/15/2026		18,697	18,743

Commonbond Student Loan Trust
2.550% due 05/25/2041		157	148

Cumulus Static CLO DAC
4.742% due 11/15/2033 •	EUR	6,898	7,701

Discover Card Execution Note Trust
5.030% due 10/15/2027		$15,000	15,107

Dryden Euro CLO DAC
4.345% due 04/15/2033 •	EUR	19,095	21,245
4.402% due 05/15/2034 •		15,472	17,204

Dryden Senior Loan Fund
6.543% due 04/15/2028 •		$1,854	1,855
6.583% due 04/15/2029 •		667	667

ECMC Group Student Loan Trust
6.145% due 02/27/2068 •		9,767	9,707

Enterprise Fleet Financing LLC
5.760% due 10/22/2029		3,367	3,396

Fifth Third Auto Trust
5.800% due 11/16/2026		4,726	4,739

Ford Auto Securitization Trust
5.889% due 05/15/2026	CAD	1,123	833

Ford Credit Auto Owner Trust
5.400% due 04/15/2027		$20,000	20,163
6.062% due 03/15/2026 •		2,407	2,408

Gallatin CLO Ltd.
6.653% due 07/15/2031 •		17,341	17,362

GM Financial Automobile Leasing Trust
5.180% due 06/22/2026		17,142	17,188

GM Financial Revolving Receivables Trust
4.980% due 12/11/2036		5,000	5,141

Golden Credit Card Trust
4.310% due 09/15/2027		22,000	21,970

GoldenTree Loan Management EUR CLO DAC
4.588% due 01/20/2032 •	EUR	3,106	3,456

GPMT Ltd.
6.384% due 12/15/2036 •		$2,232	2,192

Harvest CLO DAC
1.040% due 07/15/2031	EUR	241	257
4.445% due 07/15/2031 •		16,407	18,278

HERA Commercial Mortgage Ltd.
6.179% due 02/18/2038 •		$1,924	1,913

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		13,050	12,974
6.150% due 03/25/2030		5,000	5,250

Huntington Auto Trust
5.500% due 03/15/2027		8,144	8,173

Hyundai Auto Lease Securitization Trust
4.770% due 03/15/2027		13,300	13,378
5.850% due 03/16/2026		11,132	11,175

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		5,100	5,189

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		12,800	12,812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jubilee CLO DAC
4.285% due 04/15/2030 •	EUR	3,888	$4,330
4.335% due 04/15/2031 •		7,400	8,230

LCCM Trust
6.411% due 12/13/2038 •		$5,817	5,777

LCM Ltd.
6.624% due 04/20/2031 •		9,293	9,301

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		847	845

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032		12,095	12,160

Man GLG Euro CLO DAC
4.365% due 10/15/2030 •	EUR	595	663

Master Credit Card Trust
4.700% due 06/21/2027		$6,400	6,427

MBarc Credit Canada, Inc.
5.299% due 10/15/2026	CAD	38,300	28,501

Mercedes-Benz Auto Lease Trust
4.570% due 12/15/2026		$3,100	3,102

MF1 Ltd.
6.897% due 12/15/2035 •		7,125	7,141

Mountain View CLO Ltd.
6.761% due 04/15/2034 •		12,700	12,722

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		7,222	6,771
1.580% due 04/15/2070		7,782	6,976
1.690% due 05/15/2069		3,841	3,578
6.211% due 04/15/2069 •		3,233	3,235

Nelnet Student Loan Trust
6.095% due 09/27/2038 •		7,577	7,546
6.245% due 02/25/2066 •		5,078	5,064

Nissan Auto Lease Trust
4.920% due 11/15/2027		5,000	5,091

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		2,250	2,250

OAK Hill European Credit Partners DAC
4.418% due 01/20/2032 •	EUR	2,160	2,405
4.428% due 10/20/2031		15,208	16,874

Palmer Square European Loan Funding DAC
4.415% due 07/15/2031 •		4,516	5,027
4.465% due 04/15/2031 •		2,708	3,016

PFS Financing Corp.
5.520% due 10/15/2028		$8,000	8,209
6.492% due 08/15/2027 •		38,700	38,904

Regatta Funding Ltd.
6.311% due 01/15/2033 •		1,300	1,300

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027		18,674	18,714

SLM Student Loan Trust
5.845% due 06/25/2043 •		11,534	11,320
6.045% due 06/26/2028 •		6,542	6,529
6.045% due 12/27/2038 •		6,035	5,977
6.221% due 10/25/2029 •		342	342

SMB Private Education Loan Trust
1.290% due 07/15/2053		7,286	6,798
2.340% due 09/15/2034		350	348
2.430% due 02/17/2032		444	440
2.700% due 05/15/2031		114	114
5.380% due 07/15/2053		5,064	5,205
5.670% due 11/15/2052		5,542	5,714
6.311% due 07/15/2053 •		891	891

Synchrony Card Funding LLC
5.040% due 03/15/2030		10,600	10,815

Tesla Auto Lease Trust
5.370% due 06/22/2026		1,980	1,984

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	2,959	3,294

Tower Bridge Funding PLC
0.000% due 12/20/2066 •	GBP	600	803

Toyota Auto Receivables Owner Trust
5.787% due 01/15/2026 •		$2,251	2,251

Toyota Lease Owner Trust
0.000% due 02/22/2027 •		12,400	12,408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.210% due 09/20/2027		$5,000	$5,006
5.730% due 04/20/2026		18,852	18,927

Trillium Credit Card Trust
5.698% due 08/26/2028 •		50,000	50,178

Venture CLO Ltd.
6.623% due 07/15/2031 •		6,989	6,994
6.644% due 01/20/2029 •		2,137	2,138

Verizon Master Trust
4.170% due 08/20/2030		9,200	9,225

VMC Finance LLC
6.229% due 06/16/2036 •		489	490

Volkswagen Auto Lease Trust
5.816% due 12/21/2026 •		11,400	11,411
5.870% due 01/20/2026		12,991	13,022

Voya Euro CLO DAC
4.435% due 10/15/2030 •	EUR	805	897

World Omni Auto Receivables Trust
4.780% due 01/18/2028		$2,500	2,510

Total Asset-Backed Securities (Cost $972,175)			955,149

SOVEREIGN ISSUES 1.0%

CPPIB Capital, Inc.
4.125% due 10/21/2024		24,500	24,487
6.202% (SOFRRATE + 1.250%) due 03/11/2026 ~		15,500	15,705

Israel Government International Bond
1.750% due 08/31/2025	ILS	39,700	10,422

Japan Bank for International Cooperation
2.875% due 06/01/2027		$1,000	976

Total Sovereign Issues (Cost $51,597)			51,590

SHORT-TERM INSTRUMENTS 9.9%

REPURCHASE AGREEMENTS (g) 9.6%
			501,982

SHORT-TERM NOTES 0.0%

Volkswagen Auto Lease Trust
5.516% due 03/20/2025		2,608	2,609

ISRAEL TREASURY BILLS 0.1%
4.098% due 05/30/2025 (c)(d)	ILS	33,900	8,848

U.S. TREASURY BILLS 0.2%
5.260% due 10/03/2024 - 12/19/2024 (b)(c)(l)		$12,380	12,361

Total Short-Term Instruments (Cost $526,958)			525,800

Total Investments in Securities (Cost $5,679,100)			5,666,732

Total Investments 107.8% (Cost $5,679,100)			$5,666,732

Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $3,111)			(2,804)

Other Assets and Liabilities, net (7.7)%			(408,813)

Net Assets 100.0%			$5,255,115

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	185

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$7,680	$7,398	0.14%
TWDC Enterprises 18 Corp.	2.758	10/07/2024	09/28/2020 - 11/30/2020	4,970	4,805	0.09

				$12,650	$12,203	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.920%	09/30/2024	10/01/2024	$	175,440	U.S. Treasury Notes 4.375% due 07/31/2026	$(175,358)	$175,440	$175,464
	5.250	09/30/2024	10/01/2024		700	U.S. Treasury Notes 0.750% due 08/31/2026	(714)	700	700
CEW	4.260	09/20/2024	10/01/2024	CAD	50,000	Province of Ontario 1.900% - 2.600% due 06/02/2027 - 12/02/2051	(38,102)	36,970	37,017
	4.260	09/24/2024	10/04/2024		50,000	Province of Ontario 3.750% due 12/02/2053	(3,905)	36,970	37,001
						Province of Quebec 3.500% due 12/01/2048	(34,025)
FICC STR	4.860	09/30/2024	10/01/2024	$	7,900	U.S. Treasury Bonds 1.125% - 3.875% due 08/15/2040	(8,058)	7,900	7,901
MEI	4.240	09/25/2024	10/03/2024	CAD	150,000	Canada Government Bond 1.500% due 12/01/2031	(113,701)	110,910	110,988
TOR	4.250	09/26/2024	10/04/2024		180,000	Province of British Columbia 2.800% due 06/18/2048	(38,141)	133,092	133,170
						Province of New Brunswick Canada 3.950% due 08/14/2032	(87,187)
						Province of Ontario 3.250% due 09/05/2029	(11,343)

Total Repurchase Agreements							$(510,534)	$501,982	$502,241

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.050%	09/30/2024	10/01/2024	$(206,791)	$(206,821)
DEU	5.030	09/30/2024	10/07/2024	(60,874)	(60,882)
	5.500	09/30/2024	10/01/2024	(18,427)	(18,430)

Total Reverse Repurchase Agreements					$(286,133)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (3.3)%
U.S. Treasury Notes	4.375%	07/31/2026	$172,000	$(171,819)	$(175,357)

Total Short Sales (3.3)%				$(171,819)	$(175,357)

186	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$176,164	$(206,821)	$0	$0	$(30,657)	$(176,072)	$(206,729)
CEW	74,018	0	0	0	74,018	(76,032)	(2,014)
DEU	0	(79,312)	0	0	(79,312)	78,324	(988)
FICC STR	7,901	0	0	0	7,901	(8,058)	(157)
MEI	110,988	0	0	0	110,988	(113,701)	(2,713)
TOR	133,170	0	0	0	133,170	(136,671)	(3,501)

Master Securities Forward Transaction Agreement
DEU	0	0	0	(175,357)	(175,357)	0	(175,357)

Total Borrowings and Other Financing Transactions	$502,241	$(286,133)	$0	$(175,357)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$(18,430)	$0	$0	$0	$(18,430)
U.S. Treasury Obligations	(206,821)	(60,882)	0	0	(267,703)

Total Borrowings	$(225,251)	$(60,882)	$0	$0	$(286,133)

Payable for reverse repurchase agreements					$(286,133)

(h)	Securities with an aggregate market value of $283,929 and cash of $1,482 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(36,072) at a weighted average interest rate of 5.318%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(1,268) of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	2,692	$641,142	$(57)	$0	$(59)
Australia Government 3-Year Bond December Futures	12/2024	1,698	125,819	(125)	0	(139)

				$(182)	$0	$(198)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	4,063	$(846,088)	$(994)	$1,523	$0
U.S. Treasury 5-Year Note December Futures	12/2024	2,777	(305,145)	(426)	1,020	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	184	(21,767)	14	95	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	19	(2,529)	4	15	0

				$(1,402)	$2,653	$0

Total Futures Contracts				$(1,584)	$2,653	$(198)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	187

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	186,700	$2,792	$1,335	$4,042	$0	$(99)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$	180,100	(813)	(3,851)	(4,664)	447	0

Total Swap Agreements							$1,979	$(2,516)	$(622)	$447	$(99)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,653	$447	$3,100	$0	$(198)	$(99)	$(297)

(j)

Securities with an aggregate market value of $10,659 and cash of $11,115 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024		$1,604	GBP	1,213	$18	$0

BPS	10/2024	AUD	926		$631	0	(10)
	10/2024	CAD	180,168		133,748	524	0
	10/2024	GBP	61,519		80,990	0	(1,295)
	10/2024	JPY	24,002		167	0	0
	10/2024		$1,020	CAD	1,382	2	0
	10/2024		475	DKK	3,176	0	(1)
	10/2024		166	HUF	59,715	1	0
	11/2024	DKK	3,171		$475	1	0
	09/2025	ILS	35,582		9,722	99	0

CBK	10/2024	GBP	1,389		1,845	0	(13)
	10/2024		$14,563	AUD	21,201	102	0
	10/2024		95	DKK	631	0	0
	11/2024	DKK	630		$95	0	0
	05/2025	ILS	32,917		9,014	128	0
	09/2025		3,877		1,026	0	(22)

FAR	10/2024	CAD	50,058		37,118	103	0
	10/2024	JPY	1,951		14	0	0
	10/2024		$229,205	EUR	204,972	0	(1,020)
	10/2024		303	JPY	43,655	1	0
	11/2024	EUR	204,972		$229,519	1,021	0
	11/2024	JPY	43,453		303	0	(1)

GLM	10/2024	CAD	50,064		36,949	0	(68)

MBC	10/2024		150,139		111,623	606	0
	10/2024	JPY	18,297		127	0	0
	10/2024		$4,027	AUD	5,882	42	0
	10/2024		44,364	CAD	59,604	0	(291)
	10/2024		82,474	GBP	61,695	46	0
	11/2024	CAD	59,557		$44,364	292	0
	11/2024	GBP	60,345		80,708	0	(5)
	11/2024		$2,685	AUD	3,876	0	(2)
	04/2025	DKK	175,900		$25,948	0	(554)

MYI	10/2024		4,621		689	0	(1)
	10/2024	EUR	204,972		228,439	254	0

188	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$1,629	CAD	2,196	$0	$(5)
	10/2024		691	DKK	4,625	0	(1)
	10/2024		191	ILS	695	0	(4)
	11/2024	DKK	4,617		$691	1	0
	04/2025		295,400		43,763	0	(743)

RBC	01/2025		89,700		13,153	0	(307)

RYL	01/2025		66,200		9,703	0	(230)

SCX	10/2024	CAD	1,878		1,385	0	(4)
	10/2024	DKK	3,834		571	0	(2)
	10/2024	JPY	62		0	0	0

TOR	10/2024	AUD	313,121		212,358	0	(4,243)
	10/2024	CAD	61,263		45,516	218	0
	10/2024		$196,857	AUD	286,964	1,650	0
	10/2024		3	JPY	445	0	0
	11/2024	AUD	286,964		$196,956	0	(1,655)
	11/2024	JPY	443		3	0	0
	04/2025	DKK	131,900		19,360	0	(513)

Total Forward Foreign Currency Contracts						$5,109	$(10,990)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100%	02/07/2025	489,100	$619	$147

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	423,600	513	127

Total Purchased Options							$1,132	$274

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$18	$0	$0	$18	$0	$0	$0	$0	$18	$0	$18
BPS	627	0	0	627	(1,306)	0	0	(1,306)	(679)	1,215	536
CBK	230	147	0	377	(35)	0	0	(35)	342	(303)	39
FAR	1,125	0	0	1,125	(1,021)	0	0	(1,021)	104	0	104
GLM	0	127	0	127	(68)	0	0	(68)	59	0	59
MBC	986	0	0	986	(852)	0	0	(852)	134	363	497
MYI	255	0	0	255	(754)	0	0	(754)	(499)	1,326	827
RBC	0	0	0	0	(307)	0	0	(307)	(307)	220	(87)
RYL	0	0	0	0	(230)	0	0	(230)	(230)	284	54
SCX	0	0	0	0	(6)	0	0	(6)	(6)	21	15
TOR	1,868	0	0	1,868	(6,411)	0	0	(6,411)	(4,543)	3,942	(601)

Total Over the Counter	$5,109	$274	$0	$5,383	$(10,990)	$0	$0	$(10,990)

(l)

Securities with an aggregate market value of $7,371 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	189

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,653	$2,653
Swap Agreements	0	0	0	0	447	447

	$0	$0	$0	$0	$3,100	$3,100

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,109	$0	$5,109
Purchased Options	0	0	0	0	274	274

	$0	$0	$0	$5,109	$274	$5,383

	$0	$0	$0	$5,109	$3,374	$8,483

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$198	$198
Swap Agreements	0	0	0	0	99	99

	$0	$0	$0	$0	$297	$297

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,990	$0	$10,990

	$0	$0	$0	$10,990	$297	$11,287

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(8,922)	$(8,922)
Swap Agreements	0	0	0	0	(32)	(32)

	$0	$0	$0	$0	$(8,954)	$(8,954)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,370)	$0	$(11,370)
Purchased Options	0	0	0	0	(412)	(412)
Written Options	0	0	0	0	298	298

	$0	$0	$0	$(11,370)	$(114)	$(11,484)

	$0	$0	$0	$(11,370)	$(9,068)	$(20,438)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,852)	$(4,852)
Swap Agreements	0	0	0	0	(2,601)	(2,601)

	$0	$0	$0	$0	$(7,453)	$(7,453)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,728)	$0	$(8,728)
Purchased Options	0	0	0	0	(936)	(936)
Written Options	0	0	0	0	(276)	(276)

	$0	$0	$0	$(8,728)	$(1,212)	$(9,940)

	$0	$0	$0	$(8,728)	$(8,665)	$(17,393)

190	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,021,860	$0	$2,021,860
Industrials	0	768,828	0	768,828
Utilities	0	203,880	0	203,880
U.S. Government Agencies	0	473,958	0	473,958
U.S. Treasury Obligations	0	282,529	0	282,529
Non-Agency Mortgage-Backed Securities	0	383,138	0	383,138
Asset-Backed Securities	0	955,149	0	955,149
Sovereign Issues	0	51,590	0	51,590
Short-Term Instruments
Repurchase Agreements	0	501,982	0	501,982
Short-Term Notes	0	2,609	0	2,609
Israel Treasury Bills	0	8,848	0	8,848
U.S. Treasury Bills	0	12,361	0	12,361

Total Investments	$0	$5,666,732	$0	$5,666,732

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(175,357)	$0	$(175,357)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,100	0	3,100
Over the counter	0	5,383	0	5,383

	$0	$8,483	$0	$8,483

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(198)	(99)	0	(297)
Over the counter	0	(10,990)	0	(10,990)

	$(198)	$(11,089)	$0	$(11,287)

Total Financial Derivative Instruments	$(198)	$(2,606)	$0	$(2,804)

Totals	$(198)	$5,488,769	$0	$5,488,571

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	191

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.3%

CORPORATE BONDS & NOTES 21.5%

BANKING & FINANCE 15.6%

American Express Co.
5.906% (SOFRINDX + 0.930%) due 03/04/2025 ~		$30,991	$31,026

American Honda Finance Corp.
5.649% due 02/12/2025 •		2,958	2,960
5.732% (SOFRINDX + 0.700%) due 11/22/2024 ~		85,106	85,173
5.938% due 01/10/2025 •		66,178	66,243

American Tower Corp.
2.400% due 03/15/2025		48,670	48,094

ANZ New Zealand International Ltd.
5.655% (SOFRRATE + 0.600%) due 02/18/2025 ~		5,100	5,105

Athene Global Funding
2.500% due 01/14/2025		10,253	10,174
6.010% (SOFRINDX + 0.715%) due 01/07/2025 ~		3,700	3,701

Banco Santander SA
3.496% due 03/24/2025		1,309	1,301

Bank of America Corp.
2.456% due 10/22/2025 •		40,000	39,930

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		21,700	21,787

Bank of Queensland Ltd.
5.409% due 05/14/2025 ~	AUD	39,130	27,157

Barclays PLC
3.650% due 03/16/2025		$48,743	48,468

BNP Paribas SA
2.819% due 11/19/2025 •		10,000	9,962
3.375% due 01/09/2025		79,300	78,882

BPCE SA
5.826% (SOFRRATE + 0.570%) due 01/14/2025 ~		2,335	2,337

Canadian Imperial Bank of Commerce
5.644% (SOFRINDX + 0.420%) due 10/18/2024 ~		28,664	28,666

Caterpillar Financial Services Corp.
5.433% (SOFRRATE + 0.520%) due 06/13/2025 ~		828	830
5.525% (SOFRRATE + 0.450%) due 11/14/2024 ~		163	163

Citibank NA
5.754% (SOFRINDX + 0.590%) due 04/30/2026 ~		6,400	6,406

Citigroup, Inc.
5.833% (SOFRRATE + 0.686%) due 10/30/2024 ~		16,054	16,062

Commonwealth Bank of Australia
5.639% (SOFRRATE + 0.740%) due 03/14/2025 ~		200	200

Cooperatieve Rabobank UA
5.648% (SOFRINDX + 0.380%) due 01/10/2025 ~		5,825	5,826
5.924% (SOFRINDX + 0.700%) due 07/18/2025 ~		20,175	20,238
5.986% (SOFRINDX + 0.710%) due 01/09/2026 ~		46,100	46,291

DBS Group Holdings Ltd.
5.353% (SOFRINDX + 0.300%) due 11/22/2024 ~		1,900	1,900
5.549% (SOFRRATE + 0.610%) due 09/12/2025 ~		102,700	102,888

Deutsche Bank AG
3.961% due 11/26/2025 •		29,300	29,227

European Bank for Reconstruction & Development
5.536% (SOFRINDX + 0.280%) due 10/15/2024 ~		12,000	12,002

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		1,954	1,932

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.063% due 11/01/2024		$1,610	$1,608
4.134% due 08/04/2025		2,100	2,081
4.687% due 06/09/2025		2,423	2,415
5.125% due 06/16/2025		10,033	10,031

General Motors Financial Co., Inc.
1.200% due 10/15/2024		23,085	23,048
2.750% due 06/20/2025		21,310	20,972
2.900% due 02/26/2025		18,672	18,519
3.800% due 04/07/2025		8,058	8,001
4.000% due 01/15/2025		1,434	1,429
4.350% due 04/09/2025		10,570	10,531

Goldman Sachs Group, Inc.
3.500% due 01/23/2025		198	197

HSBC Holdings PLC
2.633% due 11/07/2025 •		11,138	11,105
2.999% due 03/10/2026 •		4,100	4,062

Jackson National Life Global Funding
1.750% due 01/12/2025		7,100	7,030

John Deere Capital Corp.
5.491% (SOFRRATE + 0.200%) due 10/11/2024 ~		720	720

JPMorgan Chase & Co.
2.301% due 10/15/2025 •		44,849	44,795
5.546% due 12/15/2025 •		15,100	15,110

LeasePlan Corp. NV
2.875% due 10/24/2024		21,440	21,405

Lloyds Banking Group PLC
2.438% due 02/05/2026 •		8,000	7,924

Mitsubishi UFJ Financial Group, Inc.
3.777% due 03/02/2025		223	222
5.699% due 10/01/2024 ~	AUD	15,000	10,370
5.719% due 02/20/2026 •		$66,661	66,840

Mizuho Bank Ltd.
4.919% due 02/21/2025 ~	AUD	28,500	19,718

Morgan Stanley
2.188% due 04/28/2026 •		$53,500	52,673
2.630% due 02/18/2026 •		23,145	22,929
5.700% (SOFRRATE + 0.509%) due 01/22/2025 ~		4,296	4,296

Morgan Stanley Bank NA
6.004% (SOFRRATE + 0.780%) due 07/16/2025 ~		450	452

National Australia Bank Ltd.
5.636% (SOFRRATE + 0.380%) due 01/12/2025 ~		2,750	2,751

National Bank of Canada
5.250% due 01/17/2025		16,400	16,409

New York Life Global Funding
5.830% due 01/16/2026 •		13,000	13,048

Nomura Holdings, Inc.
2.648% due 01/16/2025		21,400	21,240

Nordea Bank Abp
5.912% (SOFRRATE + 0.960%) due 06/06/2025 ~		4,813	4,830
6.147% due 06/06/2025		2,550	2,559

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	2,189,100	324,020
2.000% due 01/01/2025		299,950	44,695
3.123% due 01/01/2025 ~		328,900	49,220

ORIX Corp.
3.250% due 12/04/2024		$29,897	29,801

Pacific Life Global Funding
5.752% (SOFRRATE + 0.800%) due 12/06/2024 ~		20,100	20,117

Protective Life Global Funding
5.969% due 12/11/2024 •		9,257	9,273

Public Storage Operating Co.
5.786% (SOFRINDX + 0.600%) due 07/25/2025 ~		6,200	6,212

Realkredit Danmark AS
1.000% due 01/01/2025	DKK	61,850	9,186

Royal Bank of Canada
5.635% (SOFRINDX + 0.340%) due 10/07/2024 ~		$250	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Generale SA
2.625% due 01/22/2025		$21,664	$21,482

Standard Chartered PLC
2.819% due 01/30/2026 •		18,937	18,779
6.180% due 11/23/2025		1,558	1,559
7.776% due 11/16/2025 •		870	873

Sumitomo Mitsui Banking Corp.
5.040% due 01/20/2025 ~	AUD	40,550	28,055

Svenska Handelsbanken AB
5.867% (SOFRRATE + 0.910%) due 06/10/2025 ~		$825	828

Toronto-Dominion Bank
5.972% (SOFRRATE + 1.020%) due 06/06/2025 ~		500	502

UBS AG
3.700% due 02/21/2025		76,935	76,585

UBS Group AG
3.750% due 03/26/2025		33,760	33,588

Wells Fargo & Co.
2.188% due 04/30/2026 •		40,000	39,356
2.406% due 10/30/2025 •		45,224	45,102
3.908% due 04/25/2026 •		77,346	76,869

Wells Fargo Bank NA
5.966% (SOFRRATE + 0.710%) due 01/15/2026 ~		4,900	4,915

Westpac Banking Corp.
5.355% (SOFRRATE + 0.300%) due 11/18/2024 ~		2,500	2,501

			2,048,019

INDUSTRIALS 4.9%

Amgen, Inc.
3.125% due 05/01/2025		2,567	2,544
5.250% due 03/02/2025		11,707	11,725

Autodesk, Inc.
4.375% due 06/15/2025		2,795	2,791

BAT International Finance PLC
3.950% due 06/15/2025		2,700	2,679

Baxter International, Inc.
1.322% due 11/29/2024		17,820	17,701

Bayer U.S. Finance LLC
2.850% due 04/15/2025		100	99
3.375% due 10/08/2024		45,724	45,706

Becton Dickinson & Co.
3.734% due 12/15/2024		900	897

Boeing Co.
7.250% due 06/15/2025		2,270	2,299

Broadcom Corp.
3.125% due 01/15/2025		2,179	2,167

Broadcom, Inc.
3.625% due 10/15/2024		1,800	1,798

Campbell Soup Co.
3.950% due 03/15/2025		11,700	11,649

Carrier Global Corp.
2.242% due 02/15/2025		60,344	59,725

CRH America, Inc.
3.875% due 05/18/2025		250	248

Daimler Truck Finance North America LLC
5.691% (SOFRRATE + 0.750%) due 12/13/2024 ~		3,678	3,682

Dell International LLC
5.850% due 07/15/2025		1,179	1,188

Energy Transfer LP
2.900% due 05/15/2025		9,532	9,416
4.050% due 03/15/2025		37,200	37,037

Equifax, Inc.
2.600% due 12/01/2024		5,200	5,176

Fox Corp.
3.050% due 04/07/2025		3,052	3,023

GATX Corp.
3.250% due 03/30/2025		1,169	1,158

192	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Mills, Inc.
4.000% due 04/17/2025	$1,397	$1,391

Global Payments, Inc.
1.500% due 11/15/2024	16,451	16,372
2.650% due 02/15/2025	11,100	10,997

Haleon U.K. Capital PLC
3.125% due 03/24/2025	63,915	63,357

HCA, Inc.
5.250% due 04/15/2025	5,000	5,006

Honda Motor Co. Ltd.
2.271% due 03/10/2025	1,610	1,593

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	3,914	3,887

J M Smucker Co.
3.500% due 03/15/2025	34,949	34,745

Microchip Technology, Inc.
4.250% due 09/01/2025	103	103

MPLX LP
4.000% due 02/15/2025	4,733	4,709

Reynolds American, Inc.
4.450% due 06/12/2025	54,205	54,052

Rogers Communications, Inc.
2.950% due 03/15/2025	20,674	20,486

Southwest Airlines Co.
5.250% due 05/04/2025	52,872	52,926

T-Mobile USA, Inc.
3.500% due 04/15/2025	54,700	54,320

Take-Two Interactive Software, Inc.
3.550% due 04/14/2025	21,111	20,953

VMware, Inc.
4.500% due 05/15/2025	56,442	56,329

Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	11,500	11,436
3.550% due 04/01/2025	2,100	2,085

		637,455

UTILITIES 1.0%

American Electric Power Co., Inc.
5.699% due 08/15/2025	1,270	1,280

DTE Energy Co.
4.220% due 11/01/2024 þ	5,000	4,996

Edison International
4.950% due 04/15/2025	3,706	3,704

Eversource Energy
3.150% due 01/15/2025	2,225	2,212

FirstEnergy Corp.
2.050% due 03/01/2025	1,800	1,779

FirstEnergy Transmission LLC
4.350% due 01/15/2025	10,150	10,136

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	14,122	14,160

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Rural Utilities Cooperative Finance Corp.
5.554% (SOFRRATE + 0.330%) due 10/18/2024 ~	$1,100	$1,100

NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025	82,029	82,384

Niagara Mohawk Power Corp.
3.508% due 10/01/2024	2,000	2,000

Public Service Enterprise Group, Inc.
0.800% due 08/15/2025	6,385	6,175

		129,926

Total Corporate Bonds & Notes (Cost $2,789,578)		2,815,400

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Floating Rate Notes
4.692% due 10/31/2024 •	301,700	301,628
4.721% due 04/30/2025 •	84,200	84,148

		385,776

U.S. Treasury Notes
0.750% due 11/15/2024	800	796

Total U.S. Treasury Obligations (Cost $386,665)		386,572

ASSET-BACKED SECURITIES 0.1%

Enterprise Fleet Financing LLC
5.613% due 05/20/2025	11,561	11,584

Total Asset-Backed Securities (Cost $11,562)		11,584

SOVEREIGN ISSUES 0.5%

CPPIB Capital, Inc.
6.578% (SOFRINDX + 1.250%) due 04/04/2025 ~	57,350	57,665

Kommunalbanken AS
5.918% due 06/17/2026 ~	3,200	3,240

Total Sovereign Issues (Cost $60,859)		60,905

SHORT-TERM INSTRUMENTS 91.3%

COMMERCIAL PAPER 1.8%

AES Corp.
5.220% due 10/18/2024	53,700	53,557
5.500% due 10/01/2024	16,050	16,048

Alimentation Couche-Tard, Inc.
5.380% due 10/01/2024	8,550	8,549
5.400% due 10/04/2024	7,200	7,196

Avangrid, Inc.
5.220% due 10/21/2024	7,100	7,079
5.250% due 10/17/2024	3,500	3,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consolidated Edison Co. of New York, Inc.
5.230% due 10/02/2024	$14,200	$14,196

Crown Castle, Inc.
5.300% due 10/29/2024 (a)	17,850	17,778

Dominion Resources, Inc.
5.290% due 10/15/2024	5,150	5,139

Duke Energy Corp.
5.240% due 10/02/2024	13,700	13,696

Jones Lang LaSalle Finance BV
5.360% due 10/15/2024	5,100	5,090
5.380% due 10/09/2024	26,200	26,168
5.400% due 10/09/2024	6,700	6,692

L3Harris Technologies, Inc.
5.460% due 10/09/2024	7,750	7,740

NextEra Energy Capital Holdings, Inc.
5.430% due 10/22/2024	7,800	7,776

Reckitt Benckiser Treasury Services PLC
5.280% due 10/16/2024	3,600	3,592
5.350% due 10/18/2024	34,000	33,916

		237,704

REPURCHASE AGREEMENTS (e) 88.6%
		11,568,715

SHORT-TERM NOTES 0.3%

Freddie Mac
4.575% due 10/01/2024 (b)(c)(d)	35,000	34,995

Volkswagen Auto Lease Trust
5.516% due 03/20/2025	869	870

		35,865

U.S. TREASURY BILLS 0.6%
4.750% due 10/15/2024 - 12/24/2024 (b)(c)(g)	83,599	83,269

Total Short-Term Instruments (Cost $11,927,359)		11,925,553

Total Investments in Securities (Cost $15,176,023)		15,200,014

Total Investments 116.3% (Cost $15,176,023)		$15,200,014

Financial Derivative Instruments (f) (0.1)% (Cost or Premiums, net $0)		(8,883)

Other Assets and Liabilities, net (16.2)%		(2,126,816)

Net Assets 100.0%		$13,064,315

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	193

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	4.960%	09/30/2024	10/01/2024	$	260,000	U.S. Treasury Bonds 4.375% due 08/15/2043	$(264,120)	$260,000	$260,036
	4.980	10/01/2024	10/02/2024		500,000	U.S. Treasury Bonds 4.375% due 08/15/2043	(509,126)	500,000	500,000
BOM	4.260	09/26/2024	10/03/2024	CAD	280,000	Province of Ontario 3.750% due 12/02/2053	(214,957)	207,032	207,153
BOS	4.920	09/24/2024	10/09/2024	$	250,000	U.S. Treasury Notes 1.250% due 11/30/2026	(254,746)	250,000	250,239
	4.930	09/30/2024	10/01/2024		186,200	U.S. Treasury Notes 0.375% due 11/30/2025	(189,812)	186,200	186,226
	4.930	09/30/2024	10/03/2024		200,000	U.S. Treasury Notes 4.125% due 03/31/2029	(205,614)	200,000	200,027
	4.930	09/23/2024	10/08/2024		300,000	U.S. Treasury Notes 4.625% due 06/15/2027	(305,864)	300,000	300,329
	4.940	09/26/2024	10/10/2024		900,000	U.S. Treasury Notes 2.750% - 4.375% due 04/30/2027 - 06/30/2029	(917,024)	900,000	900,618
	4.940	09/26/2024	10/11/2024		500,000	U.S. Treasury Notes 1.625% - 3.750% due 12/31/2028 - 08/15/2029	(509,508)	500,000	500,343
	4.950	09/30/2024	10/01/2024		10,600	U.S. Treasury Notes 4.625% due 11/15/2026	(10,801)	10,600	10,601
	4.950	10/01/2024	10/02/2024		506,700	U.S. Treasury Notes 4.250% - 4.875% due 11/30/2025 - 12/31/2025	(517,019)	506,700	506,700
	4.950	09/26/2024	10/03/2024		300,000	U.S. Treasury Notes 4.625% due 06/15/2027	(305,499)	300,000	300,206
	4.950	10/01/2024	10/03/2024		1,200,000	U.S. Treasury Notes 4.125% - 4.500% due 03/31/2026 - 03/31/2029	(1,224,611)	1,200,000	1,200,000
	4.950	09/20/2024	10/04/2024		600,000	U.S. Treasury Notes 4.125% due 03/31/2029	(599,124)	600,000	600,908
	4.950	09/26/2024	10/04/2024		400,000	U.S. Treasury Notes 4.375% due 07/15/2027	(407,639)	400,000	400,275
	4.950	09/27/2024	10/11/2024		1,000,000	U.S. Treasury Notes 0.500% - 4.375% due 04/30/2026 - 08/31/2027	(1,020,176)	1,000,000	1,000,550
	4.960	09/19/2024	10/01/2024		859,000	U.S. Treasury Notes 4.125% - 4.875% due 04/30/2026 - 03/31/2029	(865,661)	859,000	860,420
	4.960	09/26/2024	10/02/2024		500,000	U.S. Treasury Notes 4.375% due 08/31/2028	(509,517)	500,000	500,344
	4.960	09/19/2024	10/03/2024		687,000	U.S. Treasury Notes 2.000% - 4.000% due 11/15/2026 - 06/30/2028	(700,575)	687,000	688,136
	4.970	09/25/2024	10/01/2024		1,000,000	U.S. Treasury Notes 1.875% - 4.500% due 02/28/2027 - 09/30/2027	(1,015,221)	1,000,000	1,000,828
	4.980	09/30/2024	10/01/2024		216,700	U.S. Treasury Notes 0.250% due 10/31/2025	(221,034)	216,700	216,730
CEW	4.260	09/20/2024	10/01/2024	CAD	360,000	Province of Ontario 1.900% - 2.600% due 06/02/2027 - 12/02/2051	(274,730)	266,183	266,526
	4.260	09/24/2024	10/04/2024		150,000	Province of Ontario 3.750% due 12/02/2053	(11,715)	110,910	111,001
						Province of Quebec 3.500% due 12/01/2048	(102,076)
JPS	4.960	09/30/2024	10/01/2024	$	94,500	U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025	(51,128)	94,500	94,513
						U.S. Treasury Notes 2.000% due 08/15/2025	(45,288)
	4.990	10/01/2024	10/02/2024		5,100	U.S. Treasury Notes 2.000% due 08/15/2025	(5,203)	5,100	5,100
MEI	4.240	09/25/2024	10/03/2024	CAD	350,000	Canada Government Bond 1.250% - 1.500% due 06/01/2030 - 12/01/2031	(265,361)	258,790	258,971
MSR	4.900	09/30/2024	10/01/2024	$	250,000	U.S. Treasury Notes 4.125% due 03/31/2031	(254,409)	250,000	250,034

Total Repurchase Agreements							$(11,777,558)	$11,568,715	$11,576,814

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$760,036	$0	$0	$760,036	$(773,246)	$(13,210)
BOM	207,153	0	0	207,153	(213,317)	(6,164)
BOO	0	0	0	0	60,165	60,165
BOS	9,623,480	0	0	9,623,480	(9,779,445)	(155,965)
CEW	377,527	0	0	377,527	(386,904)	(9,377)
JPS	99,613	0	0	99,613	(101,619)	(2,006)
MEI	258,971	0	0	258,971	(264,694)	(5,723)
MSR	250,034	0	0	250,034	(254,409)	(4,375)

Total Borrowings and Other Financing Transactions	$11,576,814	$0	$0

Cash of $64,089 has been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

194	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$6,210	AUD	9,038	$42	$0

BOA	10/2024	KRW	19,273		$14	0	0
	10/2024		$1,518	JPY	219,397	9	0

BPS	10/2024	DKK	4,767		$713	1	0
	10/2024	KRW	188,822		141	0	(2)
	10/2024		$1,532	JPY	220,619	3	0
	11/2024		713	DKK	4,758	0	(1)
	11/2024		1,566	JPY	222,194	0	(13)

BRC	10/2024	JPY	2,000		$14	0	0
	10/2024		$299	JPY	43,285	3	0
	11/2024		1,888		268,472	0	(11)

CBK	10/2024	DKK	948		$142	0	0
	11/2024		$142	DKK	946	0	0

DUB	10/2024	KRW	19,860		$15	0	0
	01/2025	AUD	7,004		4,579	0	(270)

FAR	10/2024	CAD	150,175		111,355	308	0
	10/2024	JPY	226,602		1,573	0	(4)
	10/2024		$1,714	JPY	246,134	0	(1)
	11/2024		10,537	AUD	15,216	0	(6)
	11/2024		1,573	JPY	225,558	4	0

GLM	10/2024	CAD	360,462		$266,035	0	(490)

IND	10/2024	KRW	19,792		15	0	0

JPM	10/2024	CAD	280,229		208,027	818	0
	10/2024	DKK	9,951		1,492	6	0
	10/2024		$1,610	DKK	10,770	0	(2)
	10/2024		1,518	JPY	219,628	11	0
	11/2024		1,492	DKK	9,934	0	(6)
	11/2024		1,020	JPY	145,018	0	(6)

MBC	10/2024	CAD	350,325		$260,454	1,413	0
	10/2024	KRW	38,052		29	0	0
	10/2024		$638	JPY	91,992	2	0
	04/2025	DKK	779,400		$114,973	0	(2,453)

MYI	10/2024		9,402		1,405	1	0
	10/2024	KRW	19,209		14	0	0
	10/2024		$2,016	CAD	2,718	0	(6)
	10/2024		1,167	DKK	7,833	3	0
	10/2024		583	JPY	84,534	5	0
	11/2024		1,405	DKK	9,386	0	(1)
	04/2025	DKK	825,100		$122,237	0	(2,075)

RBC	10/2024		$452	JPY	65,564	4	0
	11/2024		653		92,976	0	(3)
	01/2025	DKK	97,400		$14,298	0	(317)

RYL	01/2025		593,300		86,966	0	(2,060)

SCX	10/2024		$967	DKK	6,500	3	0
	10/2024		1,403	JPY	202,300	5	0
	11/2024		441		62,858	0	(2)

TOR	10/2024	AUD	112,199		$76,093	0	(1,521)
	10/2024	JPY	153,068		1,059	0	(7)
	10/2024		$70,768	AUD	103,161	593	0
	11/2024	AUD	103,161		$70,804	0	(595)
	11/2024		$1,059	JPY	152,365	7	0
	04/2025	DKK	584,600		$85,805	0	(2,272)

UAG	10/2024	JPY	218,595		1,527	5	0
	11/2024		$1,527	JPY	217,588	0	(5)

Total Forward Foreign Currency Contracts						$3,246	$(12,129)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	195

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$42	$0	$0	$42	$0	$0	$0	$0	$42	$0	$42
BOA	9	0	0	9	0	0	0	0	9	0	9
BPS	4	0	0	4	(16)	0	0	(16)	(12)	0	(12)
BRC	3	0	0	3	(11)	0	0	(11)	(8)	0	(8)
DUB	0	0	0	0	(270)	0	0	(270)	(270)	270	0
FAR	312	0	0	312	(11)	0	0	(11)	301	1	302
GLM	0	0	0	0	(490)	0	0	(490)	(490)	777	287
JPM	835	0	0	835	(14)	0	0	(14)	821	(680)	141
MBC	1,415	0	0	1,415	(2,453)	0	0	(2,453)	(1,038)	2,374	1,336
MYI	9	0	0	9	(2,082)	0	0	(2,082)	(2,073)	2,244	171
RBC	4	0	0	4	(320)	0	0	(320)	(316)	284	(32)
RYL	0	0	0	0	(2,060)	0	0	(2,060)	(2,060)	2,300	240
SCX	8	0	0	8	(2)	0	0	(2)	6	0	6
TOR	600	0	0	600	(4,395)	0	0	(4,395)	(3,795)	3,743	(52)
UAG	5	0	0	5	(5)	0	0	(5)	0	0	0

Total Over the Counter	$3,246	$0	$0	$3,246	$(12,129)	$0	$0	$(12,129)

(g)

Securities with an aggregate market value of $11,993 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,246	$0	$3,246

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,129	$0	$12,129

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$58,540	$0	$58,540
Swap Agreements	0	0	0	0	1,807	1,807

	$0	$0	$0	$58,540	$1,807	$60,347

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(60,938)	$0	$(60,938)
Swap Agreements	0	0	0	0	260	260

	$0	$0	$0	$(60,938)	$260	$(60,678)

196	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,048,019	$0	$2,048,019
Industrials	0	637,455	0	637,455
Utilities	0	129,926	0	129,926
U.S. Treasury Obligations	0	386,572	0	386,572
Asset-Backed Securities	0	11,584	0	11,584
Sovereign Issues	0	60,905	0	60,905
Short-Term Instruments
Commercial Paper	0	237,704	0	237,704
Repurchase Agreements	0	11,568,716	0	11,568,716
Short-Term Notes	0	35,865	0	35,865
U.S. Treasury Bills	0	83,268	0	83,268

Total Investments	$0	$15,200,014	$0	$15,200,014

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Over the counter	$0	$3,246	$0	$3,246

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(12,129)	$0	$(12,129)

Total Financial Derivative Instruments	$0	$(8,883)	$0	$(8,883)

Totals	$0	$15,191,131	$0	$15,191,131

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	197

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each, a “Portfolio” and collectively, the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III each have organized a wholly-owned subsidiary organized under the laws of the state of Delaware, (each, a “Subsidiary”). See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding each Subsidiary.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies,

198	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

Distribution Frequency

Portfolio Name	Declared	Distributed

PIMCO ABS and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO EM Bond and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO High Yield and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Investment Grade Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Long Duration Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Low Duration Portfolio	Quarterly	Quarterly

PIMCO Moderate Duration Portfolio	Quarterly	Quarterly

PIMCO Mortgage and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Municipal Portfolio	Quarterly	Quarterly

PIMCO Real Return Portfolio	Quarterly	Quarterly

PIMCO Sector Fund Series - AM	Quarterly	Quarterly

PIMCO Sector Fund Series - H	Quarterly	Quarterly

PIMCO Sector Fund Series - I	Quarterly	Quarterly

PIMCO Short-Term Portfolio	Quarterly	Quarterly

PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly

PIMCO U.S. Government and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO International Portfolio	Quarterly	Quarterly

PIMCO Short Asset Portfolio	Daily	Monthly

PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	199

Notes to Financial Statements	(Cont.)

to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolios’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolios’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolios’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolios have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolios’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolios’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of

May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolios’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that a Portfolio may determine.

200	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	201

Notes to Financial Statements	(Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by a Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

Under certain circumstances, the per share NAV of a class of a Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

202	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	203

Notes to Financial Statements	(Cont.)

dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the affiliate funds’ website at

204	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO ABS and Short-Term Investments Portfolio	$4,459	$2,009,298	$(1,825,400)	$137	$32	$188,526	$5,666	$0

PIMCO EM Bond and Short-Term Investments Portfolio	116,820	110,814	(204,700)	24	35	22,993	2,068	0

PIMCO High Yield and Short-Term Investments Portfolio	16,805	32,374	(36,700)	1	7	12,487	282	0

PIMCO Investment Grade Credit Bond Portfolio	54,086	601,682	(576,400)	33	2	79,403	788	0

PIMCO Long Duration Credit Bond Portfolio	305,443	10,654,845	(10,701,200)	190	8	259,286	6,679	0

PIMCO Mortgage and Short-Term Investments Portfolio	43,489	704,550	(742,400)	56	3	5,698	1,274	0

PIMCO Municipal Portfolio	5,817	24,359	(21,200)	4	5	8,985	161	0

PIMCO Real Return Portfolio	6,181	205,092	(210,200)	14	0	1,087	95	0

PIMCO Sector Fund Series - AM	0	53,082	(51,500)	1	0	1,583	82	0

PIMCO Sector Fund Series - H	3,317	3,480	(2,300)	0	3	4,500	82	0

PIMCO Sector Fund Series - I	1,258	448,399	(418,800)	26	0	30,883	201	0

PIMCO Short-Term Portfolio	6,142	73,217	(75,000)	3	1	4,363	119	0

PIMCO U.S. Government and Short-Term Investments Portfolio	38,116	1,060,973	(1,098,800)	56	1	346	699	0

PIMCO International Portfolio	93,483	320,591	(199,500)	(3)	129	214,700	2,614	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2024 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income	Shares Held at 09/30/2024

Xfit Brands, Inc.	$120	$0	$0	$0	$8	$128	$0	$68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	205

Notes to Financial Statements	(Cont.)

however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of income or expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a

206	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	207

Notes to Financial Statements	(Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act,

208	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to a Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A

Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Portfolios of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	209

Notes to Financial Statements	(Cont.)

“Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains.

210	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	211

Notes to Financial Statements	(Cont.)

Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

212	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of

Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	213

Notes to Financial Statements	(Cont.)

fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio

New Portfolio	—	—	—	—	—	—	—	—	—

Small Portfolio	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X	X	X

Extension	X	X	X	X	X	X	X	X	X

Prepayment	X	X	X	X	X	X	X	X	X

Privately Issued Mortgage-Related Securities	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	X	—	—	—	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

AMT Bonds	X	X	X	X	X	X	X	X	X

California State-Specific	—	—	—	—	—	—	—	—	X

New York State-Specific	—	—	—	—	—	—	—	—	X

Municipal Project-Specific	—	—	—	—	—	—	—	—	X

Subsidiary	—	—	—	—	—	—	—	—	—

Short Exposure	X	X	X	X	X	X	X	X	X

Senior Loan	—	—	—	—	—	—	—	—	—

Capital Securities	—	—	—	—	—	—	—	—	—

LIBOR Transition	X	X	X	X	X	X	X	X	X

214	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

Risks	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM	PIMCO Sector Fund Series - H	PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

New Portfolio	—	X	X	X	—	—	—	—	—	—

Small Portfolio	X	X	X	X	X	X	X	X	—	—

Interest Rate	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X	—	—

Market	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	—	—

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	—	—	—	X	X	X	X	X	—

Extension	X	X	X	X	X	X	X	X	—	—

Prepayment	X	X	X	X	X	X	X	X	—	—

Privately Issued Mortgage-Related Securities	X	X	X	X	X	X	X	X	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	—

Issuer Non-Diversification	—	X	X	X	—	—	—	X	—	—

Leveraging	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X

AMT Bonds	X	—	—	—	X	X	X	X	—	—

California State-Specific	—	—	—	—	—	—	—	—	—	—

New York State-Specific	—	—	—	—	—	—	—	—	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	—	X

Senior Loan	—	X	X	X	—	—	—	—	—	—

Capital Securities	—	X	X	X	—	—	—	—	—	—

LIBOR Transition	X	X	X	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

New Portfolio Risk is the risk that a new portfolio’s performance may not represent how the portfolio is expected to or may perform in the long term. In addition, new portfolios have limited operating histories for investors to evaluate and new portfolios may not attract sufficient assets to achieve investment and trading efficiencies.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	215

Notes to Financial Statements	(Cont.)

or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income portfolios may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to a Portfolio, a reduction in a Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

216	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

California State-Specific Risk is the risk that by concentrating its investments in California municipal bonds, the Portfolio may be affected significantly by economic, regulatory or political development affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by concentrating its investments in New York municipal bonds, the Portfolio may be affected significantly by economic, regulatory or political development affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	217

Notes to Financial Statements	(Cont.)

Subsidiary Risk is the risk that, by investing in a Portfolio’s subsidiary, a Portfolio is indirectly exposed to the risks associated with a Portfolio’s subsidiary’s investments. Portfolio subsidiaries not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes a Portfolio to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Portfolio may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent a Portfolio invests in senior loans that are covenant-lite obligations, the Portfolio may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Capital Securities Risk is the risk that the value of securities, which may be in the form of debt, equity or a hybrid thereof, issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, a Portfolio will be more susceptible to these risks than a portfolio that does not invest in capital securities to the same extent as a Portfolio.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have

218	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	219

Notes to Financial Statements	(Cont.)

securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

220	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

The Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio are charged at the annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

	Investment Advisory Fee		Supervisory and Administrative Fee
Portfolio Name

PIMCO ABS and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO EM Bond and Short-Term Investments Portfolio	0.02%		0.10%

PIMCO High Yield and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO Investment Grade Credit Bond Portfolio	0.02%		0.03%

PIMCO Long Duration Credit Bond Portfolio	0.02%		0.03%

PIMCO Low Duration Portfolio	0.02%		0.03%

PIMCO Moderate Duration Portfolio	0.02%		0.03%

PIMCO Mortgage and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO Municipal Portfolio	0.02%		0.03%

PIMCO Real Return Portfolio	0.02%		0.03%

PIMCO Sector Fund Series - AM	0.02%		0.03%

PIMCO Sector Fund Series - H	0.02%		0.03%

PIMCO Sector Fund Series - I	0.02%		0.03%

PIMCO Short-Term Portfolio	0.02%		0.03%

PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%

PIMCO U.S. Government and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO International Portfolio	0.02%		0.10%

PIMCO Short Asset Portfolio	0.00%	(1)	0.00%

PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolios are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO Short Asset Portfolio); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolios, and any other expenses which are capitalized in accordance with generally accepted accounting principles (except the PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Portfolio’s Supervisory and Administrative Fee, or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.00049% (the “Expense Limit”). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Pursuant to the Expense Limitation Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive the advisory fee it receives from PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I by 0.02% of the average daily net assets of the applicable Portfolio. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	221

Notes to Financial Statements	(Cont.)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive the supervisory and administrative fee it receives from PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I by 0.03% of the average daily net assets of the applicable Portfolio. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Portfolios below waived the following fees (amounts in thousands†):

Portfolio Name	Waived Fees

PIMCO Sector Fund Series - AM	$4

PIMCO Sector Fund Series - H	8

PIMCO Sector Fund Series - I	385

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of September 30, 2024, were as follows (amounts in thousands†):

	Expiring within

Portfolio Name	12 months	13 - 24 months	25 - 36 months	Total

PIMCO ABS and Short-Term Investments Portfolio	$0	$0	$32	$32

PIMCO EM Bond and Short-Term Investments Portfolio	0	3	3	6

PIMCO High Yield and Short-Term Investments Portfolio	3	1	1	5

PIMCO Investment Grade Credit Bond Portfolio	0	1	22	23

PIMCO Long Duration Credit Bond Portfolio	0	60	162	222

PIMCO Low Duration Portfolio	0	0	11	11

PIMCO Moderate Duration Portfolio	0	2	21	23

PIMCO Mortgage and Short-Term Investments Portfolio	1	8	9	18

PIMCO Municipal Portfolio	0	1	1	2

PIMCO Real Return Portfolio	0	0	1	1

PIMCO Short-Term Portfolio	2	2	1	5

PIMCO Short-Term Floating NAV Portfolio II	0	1	62	63

PIMCO U.S. Government and Short-Term Investments Portfolio	0	8	11	19

PIMCO International Portfolio	0	3	3	6

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each

222	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a

Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

PIMCO ABS and Short-Term Investments Portfolio	$31,896,008	$31,230,586	$1,672,257	$130,060

PIMCO EM Bond and Short-Term Investments Portfolio	19,650	0	74,899	20,084

PIMCO High Yield and Short-Term Investments Portfolio	5,460	0	41,863	46,441

PIMCO Investment Grade Credit Bond Portfolio	3,328,961	3,299,071	421,509	845,531

PIMCO Long Duration Credit Bond Portfolio	47,246,009	45,692,802	2,707,834	1,809,475

PIMCO Low Duration Portfolio	486,826	544,760	139,669	87,091

PIMCO Moderate Duration Portfolio	3,912,988	3,676,363	257,717	113,311

PIMCO Mortgage and Short-Term Investments Portfolio	47,141,260	47,579,326	9,178	39,246

PIMCO Municipal Portfolio	0	0	9,181	19,998

PIMCO Real Return Portfolio	276,655	90,294	0	0

PIMCO Sector Fund Series - AM	272,454	189,449	4,692	0

PIMCO Sector Fund Series - H	0	1,976	6,478	3,937

PIMCO Sector Fund Series - I	2,735,768	2,245,787	735,059	191,532

PIMCO Short-Term Portfolio	1,229,324	1,260,636	28,066	47,864

PIMCO Short-Term Floating NAV Portfolio II	0	216,394	495,378	290,118

PIMCO U.S. Government and Short-Term Investments Portfolio	140,924	491,407	2,500	38,444

PIMCO International Portfolio	0	0	131,364	32,452

PIMCO Short Asset Portfolio	409,621	208,890	986,165	528,979

PIMCO Short-Term Floating NAV Portfolio III	0	821,869	790,352	683,775

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO ABS and Short-Term Investments Portfolio				PIMCO EM Bond and Short-Term Investments Portfolio

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	111,904	$1,314,820	138,859	$1,615,757	1,564	$13,996	5,959	$52,033
Issued as reinvestment of distributions	13,388	157,173	23,523	270,872	0	0	2,629	22,974
Cost of shares redeemed	(35,139)	(413,559)	(49,685)	(575,634)	(7,580)	(68,109)	(5,377)	(47,206)

Net increase (decrease) resulting from Portfolio share transactions	90,153	$1,058,434	112,697	$1,310,995	(6,016)	$(54,113)	3,211	$27,801

	PIMCO High Yield and Short-Term Investments Portfolio				PIMCO Investment Grade Credit Bond Portfolio

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	484	$3,393	1,989	$13,855	22,977	$205,477	118,432	$1,033,538
Issued as reinvestment of distributions	730	5,112	1,928	13,361	6,507	58,906	15,470	135,439
Cost of shares redeemed	(2,737)	(19,267)	(6,479)	(45,332)	(80,765)	(727,839)	(118,940)	(1,035,486)

Net increase (decrease) resulting from Portfolio share transactions	(1,523)	$(10,762)	(2,562)	$(18,116)	(51,281)	$(463,456)	14,962	$133,491

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	223

Notes to Financial Statements	(Cont.)

	PIMCO Long Duration Credit Bond Portfolio				PIMCO Low Duration Portfolio

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	414,953	$3,941,194	891,437	$8,252,390	5,088	$48,646	21,223	$200,307
Issued as reinvestment of distributions	58,925	573,896	127,507	1,200,542	4,570	43,751	10,584	99,854
Cost of shares redeemed	(548,751)	(5,263,607)	(1,042,595)	(9,571,182)	(12,398)	(117,913)	(44,255)	(419,395)

Net increase (decrease) resulting from Portfolio share transactions	(74,873)	$(748,517)	(23,651)	$(118,250)	(2,740)	$(25,516)	(12,448)	$(119,234)

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage and Short-Term Investments Portfolio

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	9,348	$83,993	41,699	$372,064	6,566	$52,200	20,822	$164,369
Issued as reinvestment of distributions	7,187	65,504	15,478	138,005	3,235	26,357	8,116	64,767
Cost of shares redeemed	(20,899)	(188,179)	(54,528)	(486,770)	(34,398)	(273,838)	(18,596)	(146,387)

Net increase (decrease) resulting from Portfolioshare transactions	(4,364)	$(38,682)	2,649	$23,299	(24,597)	$(195,281)	10,342	$82,749

	PIMCO Municipal Portfolio				PIMCO Real Return Portfolio

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	598	$3,643	2,369	$14,354	13,503	$161,179	19,688	$238,279
Issued as reinvestment of distributions	335	2,049	707	4,296	1,082	12,920	758	9,070
Cost of shares redeemed	(2,817)	(17,195)	(1,828)	(11,076)	(5,505)	(65,969)	(2,267)	(26,896)

Net increase (decrease) resulting from Portfolio share transactions	(1,884)	$(11,503)	1,248	$7,574	9,080	$108,130	18,179	$220,453

	PIMCO Sector Fund Series - AM		PIMCO Sector Fund Series - H

	Inception date through 09/30/2024 (Unaudited)(a)		Six Months Ended 09/30/2024 (Unaudited)		Inception date through 03/31/2024(b)

	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	5,449	$54,491	0	$0	3,269	$32,701
Issued as reinvestment of distributions	0	0	88	900	0	0
Cost of shares redeemed	(2,825)	(29,116)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	2,624	$25,375	88	$900	3,269	$32,701

	PIMCO Sector Fund Series - I				PIMCO Short-Term Portfolio

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	81,106	$807,427	126,932	$1,228,666	0	$0	0	$0
Issued as reinvestment of distributions	3,362	33,937	2,764	27,032	714	6,371	1,243	10,995
Cost of shares redeemed	(24,821)	(249,614)	(18,120)	(175,801)	(4,410)	(39,517)	(3,514)	(31,234)

Net increase (decrease) resulting from Fund share transactions	59,647	$591,750	111,576	$1,079,897	(3696)	$(33,146)	(2,271)	$(20,239)

224	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government and Short-Term Investments Portfolio

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,872,288	$28,768,191	5,384,212	$53,902,533	8,558	$53,272	85,584	$564,340
Issued as reinvestment of distributions	20,731	207,646	53,110	531,689	3,164	20,477	7,527	47,654
Cost of shares redeemed	(2,785,955)	(27,903,300)	(6,004,258)	(60,109,586)	(107,377)	(700,570)	(32,477)	(204,903)

Net increase (decrease) resulting from Portfolio share transactions	107,064	$1,072,537	(566,936)	$(5,675,364)	(95,655)	$(626,821)	60,634	$407,091

	PIMCO International Portfolio (Consolidated)				PIMCO Short Asset Portfolio (Consolidated)

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,989	$18,788	12,602	$76,243	20,369	$198,606	61,985	$600,848
Issued as reinvestment of distributions	1,096	6,912	0	0	14,923	145,557	26,764	259,007
Cost of shares redeemed	(13,954)	(87,948)	(9,057)	(54,242)	(34,552)	(337,158)	(32,750)	(316,949)

Net increase (decrease) resulting from Portfolio share transactions	(9,869)	$(62,248)	3,545	$22,001	740	$7,005	55,999	$542,906

	PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold	12,046,031	$117,217,600	16,591,132	$161,351,284
Issued as reinvestment of distributions	38,540	375,016	81,527	792,806
Cost of shares redeemed	(12,246,596)	(119,167,852)	(16,347,716)	(158,984,461)
Net increase (decrease) resulting from Portfolio share transactions	(162,025)	$(1,575,236)	324,943	$3,159,629

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Portfolio was July 19, 2024.
(b)	Inception date of the Portfolio was February 22, 2024.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Portfolio along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO EM Bond and Short-Term Investments Portfolio	1	0	16%	0%

PIMCO High Yield and Short-Term Investments Portfolio	2	0	22%	0%

PIMCO Investment Grade Credit Bond Portfolio	1	0	13%	0%

PIMCO Mortgage and Short-Term Investments Portfolio	1	0	17%	0%

PIMCO Municipal Portfolio	1	0	17%	0%

PIMCO Real Return Portfolio	2	0	28%	0%

PIMCO Sector Fund Series - AM	1	0	100%	0%

PIMCO Sector Fund Series - H	2	0	71%	0%

PIMCO Sector Fund Series - I	3	0	42%	0%

PIMCO Short-Term Portfolio	2	0	27%	0%

PIMCO Short-Term Floating NAV Portfolio II	2	0	22%	0%

PIMCO U.S. Government and Short-Term Investments Portfolio	2	0	28%	0%

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	225

Notes to Financial Statements	(Cont.)

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO International Portfolio	2	0	30%	0%

PIMCO Short Asset Portfolio	0	3	0%	74%

PIMCO Short-Term Floating NAV Portfolio III	0	1	0%	38%

14. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary LLC (Delaware limited liability company) and PIMCO ST Floating NAV III Subsidiary LLC (Delaware limited liability company), (each, a “Subsidiary”) were incorporated as wholly-owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III, respectively (each, a “Consolidated Portfolio”), in order to effect certain investments for each Consolidated Portfolio consistent with each Consolidated Portfolio’s investment objectives and policies as specified in each Portfolio’s offering memorandum and offering memorandum supplement. Each Consolidated Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Portfolio and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Portfolio and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the respective Subsidiary, with the intent that each Consolidated Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Portfolio.

Portfolio name	Subsidiary	Date of Formation	Subsidiary % of Consolidated Portfolio Net Assets†
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary LLC	03/20/2014	22.9%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary LLC	03/20/2014	0.0%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2024, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

226	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

As of their last fiscal year ended March 31, 2024, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO ABS and Short-Term Investments Portfolio	$217,676	$15,413

PIMCO EM Bond and Short-Term Investments Portfolio	9,539	0

PIMCO High Yield and Short-Term Investments Portfolio	0	39,082

PIMCO Investment Grade Credit Bond Portfolio	68,024	153,374

PIMCO Long Duration Credit Bond Portfolio	809,412	830,165

PIMCO Low Duration Portfolio	63,574	19,910

PIMCO Moderate Duration Portfolio	288,671	115,413

PIMCO Mortgage and Short-Term Investments Portfolio	249,179	43,488

PIMCO Municipal Portfolio	1,260	5,976

PIMCO Real Return Portfolio*	16,135	21,050

PIMCO Sector Fund Series - AM	0	0

PIMCO Sector Fund Series - H	0	0

PIMCO Sector Fund Series - I	0	383

PIMCO Short-Term Portfolio*	19,959	76,893

PIMCO Short-Term Floating NAV Portfolio II	0	0

PIMCO U.S. Government and Short-Term Investments Portfolio	156,359	265,982

PIMCO International Portfolio	55,350	24,293

PIMCO Short Asset Portfolio	66,642	113,791

PIMCO Short-Term Floating NAV Portfolio III	5,272	26,824

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO ABS and Short-Term Investments Portfolio	$10,964,647	$260,236	$(371,484)	$(111,248)

PIMCO EM Bond and Short-Term Investments Portfolio	438,741	26,091	(45,013)	(18,922)

PIMCO High Yield and Short-Term Investments Portfolio	157,368	8,054	(14,570)	(6,516)

PIMCO Investment Grade Credit Bond Portfolio	3,534,094	74,750	(102,997)	(28,247)

PIMCO Long Duration Credit Bond Portfolio	39,563,405	688,888	(3,173,035)	(2,484,147)

PIMCO Low Duration Portfolio	2,190,358	31,127	(13,538)	17,589

PIMCO Moderate Duration Portfolio	3,700,239	86,692	(66,101)	20,591

PIMCO Mortgage and Short-Term Investments Portfolio	4,570,109	43,032	(138,036)	(95,004)

PIMCO Municipal Portfolio	111,694	2,287	(1,167)	1,120

PIMCO Real Return Portfolio	865,740	7,137	(6,887)	250

PIMCO Sector Fund Series - AM	54,738	1,613	(279)	1,334

PIMCO Sector Fund Series - H	34,210	924	(86)	838

PIMCO Sector Fund Series - I	2,413,633	75,222	(8,657)	66,565

PIMCO Short-Term Portfolio	262,488	17,888	(13,997)	3,891

PIMCO Short-Term Floating NAV Portfolio II	10,401,292	5,226	(78)	5,148

PIMCO U.S. Government and Short-Term Investments Portfolio	1,703,437	38,455	(331,623)	(293,168)

PIMCO International Portfolio	469,428	25,522	(17,537)	7,985

PIMCO Short Asset Portfolio	5,510,392	42,052	(68,882)	(26,830)

PIMCO Short-Term Floating NAV Portfolio III	15,176,023	29,827	(14,719)	15,108

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	227

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NOM	Nomura Securities International, Inc.

BOA	Bank of America N.A.	FICC SSB	Fixed Income Clearing Corp. - Statestreet Bank and Trust Co.	NXN	Natixis New York

BOM	Bank of Montreal	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank

CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

HKD	Hong Kong Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate

BOBL	Bundesobligation, the German word for federal government bond	CPTFEMU	Eurozone HICP ex-Tobacco Index	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR6M	Term SOFR 6-Month

CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBR	Bank Bill Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate

228	PRIVATE ACCOUNT PORTFOLIO SERIES

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements. With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Advisory Contract and Supervision and Administration Agreement.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024 and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	229

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective performance indexes on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective performance indexes on a net-of-fees basis over certain short- and long-term periods.30 With respect to Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios.31 PIMCO reported to the Board regarding actions that PIMCO has taken to attempt to improve performance and PIMCO’s plans to monitor performance going forward.32

[30]	Id.
[31]	Sections D.1-2 of Proposal Memorandum; August 2024 Minutes; Supplemental Materials.
[32]	August 2024 Minutes; Exhibit 18 of Proposal Memorandum.

230	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Portfolios (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only clients of PIMCO (including separately managed accounts, registered investment companies, and other funds managed by PIMCO) are eligible to invest in the Portfolios and, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, only certain registered investment companies managed by PIMCO are eligible to invest in those two Portfolios. The Board also noted that currently only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund and PAPS All Asset: Multi-RAE PLUS Fund. In addition, the Board noted that currently only the PIMCO All Asset All Authority Fund is eligible to invest in the PAPS All Authority: Multi-RAE PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO in accordance with Rule 12d1-4 under the Investment Company Act of 1940. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. The Board considered the existence of any economies of scale and found that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	231

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for investment management services it provides to clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates under the Sub-Advisory Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

232	PRIVATE ACCOUNT PORTFOLIO SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Real Return Portfolio
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2024	$0.2511	$0.0000	$0.0000	$0.2511

September 2024	$0.1357	$0.0000	$0.0048	$0.1405
PIMCO Short-Term Floating NAV Portfolio II

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0438	$0.0000	$0.0015	$0.0453

May 2024	$0.0494	$0.0000	$0.0000	$0.0494

June 2024	$0.0420	$0.0000	$0.0000	$0.0420

July 2024	$0.0463	$0.0000	$0.0000	$0.0463

August 2024	$0.0492	$0.0000	$0.0000	$0.0492

September 2024	$0.0404	$0.0000	$0.0000	$0.0404
PIMCO Short Asset Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0436	$0.0000	$0.0010	$0.0446

May 2024	$0.0473	$0.0000	$0.0011	$0.0485

June 2024	$0.0406	$0.0000	$0.0012	$0.0418

July 2024	$0.0438	$0.0000	$0.0014	$0.0452

August 2024	$0.0456	$0.0000	$0.0016	$0.0472

September 2024	$0.0388	$0.0000	$0.0014	$0.0402

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a Portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	233

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

PAPSFUNDSFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Private Account Portfolio Series

PIMCO All Asset: Multi-RAE PLUS Fund

PIMCO All Authority: Multi-RAE PLUS Fund

PIMCO All Asset: Multi-Real Fund

(1)	Consolidated Schedule of Investments

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset: Multi-RAE PLUS Fund, PIMCO All Authority: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Real Fund (each, a “Fund” and collectively, the “Funds”).

Shares of the PIMCO All Asset: Multi-Real Fund and PIMCO All Asset: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and the PIMCO All Asset Portfolio, a series of PIMCO Variable Insurance Trust. Shares of the PIMCO All Authority: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset All Authority Fund, a series of PIMCO Funds. The PIMCO All Asset: Multi-Real Fund may invest directly or indirectly (through investment in a wholly-owed subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility that investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s offering memorandum and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s offering memorandum, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a

2	PRIVATE ACCOUNT PORTFOLIO SERIES

disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries, has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO All Asset: Multi-Real Fund	09/22/20	Diversified
PIMCO All Authority: Multi-RAE PLUS Fund	08/23/22	Non-diversified
PIMCO All Asset: Multi-RAE PLUS Fund	10/06/20	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s offering memorandum, the Trust’s offering memorandum supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent offering memorandum or use a new offering memorandum or offering memorandum supplement with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current offering memorandum or offering memorandum supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Daily updates on the net asset value of a Fund may be obtained by calling (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset: Multi-RAE PLUS Fund

04/01/2024 - 09/30/2024+	$10.49	$0.24	$0.50	$0.74	$(0.69)	$0.00	$0.00	$(0.69)

03/31/2024	9.64	0.42	0.93	1.35	(0.50)	0.00	0.00	(0.50)

03/31/2023	10.38	0.23	(0.97)	(0.74)	0.00	0.00	0.00	0.00

03/31/2022	11.60	0.00	(0.36)	(0.36)	(0.80)	(0.06)	0.00	(0.86)

10/06/2020 - 03/31/2021	10.00	(0.01)	2.94	2.93	(1.32)	(0.01)	0.00	(1.33)

PIMCO All Authority: Multi-RAE PLUS Fund

04/01/2024 - 09/30/2024+	$9.04	$0.23	$0.08	$0.31	$0.00	$0.00	$0.00	$0.00

03/31/2024	9.76	0.45	(0.57)	(0.12)	(0.60)	0.00	0.00	(0.60)

08/23/2022 - 03/31/2023	10.00	0.18	0.04	0.22	(0.46)	0.00	0.00	(0.46)

PIMCO All Asset: Multi-Real Fund (Consolidated)

04/01/2024 - 09/30/2024+	$9.12	$0.22	$0.55	$0.77	$(0.29)	$0.00	$0.00	$(0.29)

03/31/2024	8.85	0.22	0.29	0.51	(0.24)	0.00	0.00	(0.24)

03/31/2023	14.26	0.57	(3.35)	(2.78)	(2.52)	(0.11)	0.00	(2.63)

03/31/2022	12.30	0.68	4.60	5.28	(3.21)	(0.11)	0.00	(3.32)

09/22/2020 - 03/31/2021	10.00	0.04	2.64	2.68	(0.38)	0.00	0.00	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

6	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.54	7.38%	$2,431,172	0.97	%*	0.97	%*	0.89	%*	0.89	%*	4.58	%*	194%

10.49	14.32	2,555,455	1.11		1.11		0.89		0.89		4.25		332

9.64	(7.13)	2,909,688	0.96		0.96		0.89		0.89		2.45		52

10.38	(3.70)	3,949,906	0.89		0.89		0.89		0.89		(0.04)		57

11.60	29.59	3,218,304	0.90	*	0.90	*	0.89	*	0.89	*	(0.15	)*	100

$9.35	3.43%	$200,735	1.08	%*	1.08	%*	0.90	%*	0.90	%*	5.08	%*	205%

9.04	(1.22)	266,083	1.07		1.07		0.89		0.89		4.77		342

9.76	2.16	447,188	0.98	*	1.00	*	0.89	*	0.91	*	3.11	*	11

$9.60	8.63%	$2,069,965	4.06	%*	4.13	%*	0.74	%*	0.81	%*	4.73	%*	94%

9.12	5.90	2,515,828	3.79		3.86		0.74		0.81		2.59		161

8.85	(20.93)	2,489,847	2.70		2.84		0.74		0.88		5.43		117

14.26	46.22	3,042,029	0.79		0.88		0.74		0.83		4.88		96

12.30	26.87	1,621,140	0.81	*	0.88	*	0.75	*	0.82	*	0.70	*	87

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Statements of Assets and Liabilities	September 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Assets:

Investments, at value
Investments in securities*	$3,566,296	$285,883
Investments in Affiliates	120,631	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	4,807	305
Over the counter	6,692	837
Cash	4,602	1,659
Deposits with counterparty	18,302	3,053
Foreign currency, at value	5,680	944
Receivable for investments sold	49,665	3,248
Receivable for TBA investments sold	1,375,480	143,085
Interest and/or dividends receivable	9,803	1,041
Dividends receivable from Affiliates	478	0
Total Assets	5,162,436	440,055

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$91,156	$8,948
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,668	196
Over the counter	13,797	1,095
Payable for investments purchased	318,907	1,431
Payable for investments in Affiliates purchased	495	0
Payable for TBA investments purchased	2,241,318	224,260
Deposits from counterparty	60,304	3,254
Accrued investment advisory fees	1,164	97
Accrued supervisory and administrative fees	455	38
Accrued reimbursement to PIMCO	0	1
Total Liabilities	2,731,264	239,320

Commitments and Contingent Liabilities^

Net Assets	$2,431,172	$200,735

Net Assets Consist of:

Paid in capital	$2,450,674	$201,459
Distributable earnings (accumulated loss)	(19,502)	(724)

Net Assets	$2,431,172	$200,735

Shares Issued and Outstanding:	230,741	21,465

Net Asset Value Per Share Outstanding(a):	10.54	9.35

Cost of investments in securities	$3,642,837	$282,305
Cost of investments in Affiliates	$120,118	$0
Cost of foreign currency held	$5,811	$935
Proceeds received on short sales	$91,607	$8,946
Cost or premiums of financial derivative instruments, net	$35,477	$2,856

* Includes repurchase agreements of:	$602,358	$16,500

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	September 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-Real Fund

Assets:

Investments, at value
Investments in securities*	$3,686,253
Investments in Affiliates	62,689
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,148
Over the counter	17,349
Cash	196
Deposits with counterparty	11,593
Foreign currency, at value	4,675
Receivable for investments sold	626,784
Receivable for investments sold on a delayed-delivery basis	944
Receivable for TBA investments sold	364,612
Interest and/or dividends receivable	8,711
Dividends receivable from Affiliates	384
Reimbursement receivable from PIMCO	105
Total Assets	4,790,443

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,934,982
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,991
Over the counter	6,858
Payable for investments purchased	42,368
Payable for investments in Affiliates purchased	398
Payable for TBA investments purchased	711,360
Deposits from counterparty	19,210
Accrued investment advisory fees	873
Accrued supervisory and administrative fees	438
Total Liabilities	2,720,478

Commitments and Contingent Liabilities^

Net Assets	$2,069,965

Net Assets Consist of:

Paid in capital	$2,317,419
Distributable earnings (accumulated loss)	(247,454)

Net Assets	$2,069,965

Shares Issued and Outstanding:	215,606

Net Asset Value Per Share Outstanding:(a)	9.60

Cost of investments in securities	$3,644,331
Cost of investments in Affiliates	$62,672
Cost of foreign currency held	$4,653
Cost or premiums of financial derivative instruments, net	$714

* Includes repurchase agreements of:	$190,292

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Investment Income:

Interest, net of foreign taxes*	$62,625	$6,924
Dividends	839	87
Dividends from Investments in Affiliates	3,798	236
Total Income	67,262	7,247

Expenses:

Investment advisory fees	7,745	754
Supervisory and administrative fees	3,025	294
Trustee fees	7	1
Interest expense	1,003	215
Miscellaneous expense	3	6
Total Expenses	11,783	1,270
Waiver and/or Reimbursement by PIMCO	0	(1)
Net Expenses	11,783	1,269

Net Investment Income (Loss)	55,479	5,978

Net Realized Gain (Loss):

Investments in securities	31,848	3,778
Investments in Affiliates	43	24
Exchange-traded or centrally cleared financial derivative instruments	28,677	3,291
Over the counter financial derivative instruments	90,394	408
Foreign currency	(1,560)	21

Net Realized Gain (Loss)	149,402	7,522

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	33,423	1,122
Investments in Affiliates	251	(14)
Exchange-traded or centrally cleared financial derivative instruments	(60,046)	(5,377)
Over the counter financial derivative instruments	(8,454)	(1,185)
Foreign currency assets and liabilities	34	0

Net Change in Unrealized Appreciation (Depreciation)	(34,792)	(5,454)

Net Increase (Decrease) in Net Assets Resulting from Operations	$170,089	$8,046

* Foreign tax withholdings	$0	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset: Multi-Real Fund

Investment Income:

Interest	$97,116
Dividends	8,530
Dividends from Investments in Affiliates	1,966
Total Income	107,612

Expenses:

Investment advisory fees	6,582
Supervisory and administrative fees	3,300
Trustee fees	7
Interest expense	40,593
Total Expenses	50,482
Waiver and/or Reimbursement by PIMCO	(812)
Net Expenses	49,670

Net Investment Income (Loss)	57,942

Net Realized Gain (Loss):

Investments in securities	(61,639)
Investments in Affiliates	67
Exchange-traded or centrally cleared financial derivative instruments	(3,141)
Over the counter financial derivative instruments	12,804
Foreign currency	(306)

Net Realized Gain (Loss)	(52,215)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	176,173
Investments in Affiliates	19
Exchange-traded or centrally cleared financial derivative instruments	(3,380)
Over the counter financial derivative instruments	4,171
Foreign currency assets and liabilities	197

Net Change in Unrealized Appreciation (Depreciation)	177,180

Net Increase (Decrease) in Net Assets Resulting from Operations	$182,907

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Statements of Changes in Net Assets

	PIMCO All Asset: Multi-RAE PLUS Fund		PIMCO All Authority: Multi-RAE PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$55,479	$108,896	$5,978	$15,018
Net realized gain (loss)	149,402	137,930	7,522	(19,875)
Net change in unrealized appreciation (depreciation)	(34,792)	90,453	(5,454)	2,536

Net Increase (Decrease) in Net Assets Resulting from Operations	170,089	337,279	8,046	(2,321)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(155,002)	(127,006)	0	(17,751)

Total Distributions(a)	(155,002)	(127,006)	0	(17,751)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(139,370)	(564,506)	(73,394)	(161,033)

Total Increase (Decrease) in Net Assets	(124,283)	(354,233)	(65,348)	(181,105)

Net Assets:

Beginning of period	2,555,455	2,909,688	266,083	447,188
End of period	$2,431,172	$2,555,455	$200,735	$266,083

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$57,942	$62,516
Net realized gain (loss)	(52,215)	(60,310)
Net change in unrealized appreciation (depreciation)	177,180	129,885

Net Increase (Decrease) in Net Assets Resulting from Operations	182,907	132,091

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(70,003)	(70,005)

Total Distributions(a)	(70,003)	(70,005)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(558,767)	(36,105)

Total Increase (Decrease) in Net Assets	(445,863)	25,981

Net Assets:

Beginning of period	2,515,828	2,489,847
End of period	$2,069,965	$2,515,828

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Consolidated Statement of Cash Flows	PIMCO All Asset: Multi-Real Fund

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$182,907

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(3,665,978)
Proceeds from sales of long-term securities	4,330,428
(Purchases) Proceeds from sales of short-term portfolio investments, net	219,920
(Increase) decrease in deposits with counterparty	(522)
(Increase) decrease in receivable for investments sold	270,898
(Increase) decrease in interest and/or dividends receivable	1,111
(Increase) decrease in dividends receivable from Affiliates	(271)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(8,336)
Proceeds from (Payments on) over the counter financial derivative instruments	12,165
(Increase) decrease in reimbursement receivable from PIMCO	35
Increase (decrease) in payable for investments purchased	6,678
Increase (decrease) in deposits from counterparty	6,174
Increase (decrease) in accrued investment advisory fees	(225)
Increase (decrease) in accrued supervisory and administrative fees	(112)
Proceeds from (Payments on) foreign currency transactions	(109)
Net Realized (Gain) Loss
Investments in securities	61,639
Investments in Affiliates	(67)
Exchange-traded or centrally cleared financial derivative instruments	3,141
Over the counter financial derivative instruments	(12,804)
Foreign currency	306
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(176,173)
Investments in Affiliates	(19)
Exchange-traded or centrally cleared financial derivative instruments	3,380
Over the counter financial derivative instruments	(4,171)
Foreign currency assets and liabilities	(197)
Net amortization (accretion) on investments	(11,506)

Net Cash Provided by (Used for) Operating Activities	1,218,292

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	316,817
Payments on shares redeemed	(945,587)
Cash distributions paid*	0
Proceeds from reverse repurchase agreements	137,648,589
Payments on reverse repurchase agreements	(138,239,025)
Proceeds from sale-buyback transactions	326,834
Payments on sale-buyback transactions	(326,834)

Net Cash Received from (Used for) Financing Activities	(1,219,206)

Net Increase (Decrease) in Cash and Foreign Currency	(914)

Cash and Foreign Currency:

Beginning of period	5,785
End of period	$4,871

* Reinvestment of distributions	$70,003

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$41,099

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Broadcom, Inc.
5.980% due 08/14/2026 «		$1,300	$1,297

Total Loan Participations and Assignments (Cost $1,297)			1,297

CORPORATE BONDS & NOTES 10.7%

BANKING & FINANCE 8.0%

AerCap Ireland Capital DAC
3.300% due 01/30/2032		2,000	1,806

American Express Co.
5.098% due 02/16/2028 •		2,000	2,039

American Tower Corp.
1.000% due 01/15/2032	EUR	496	467
3.800% due 08/15/2029		$836	814

Athene Global Funding
5.620% due 05/08/2026		7,100	7,214

Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,193
5.500% due 12/15/2024		1,660	1,659

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	385
2.528% due 11/18/2027		2,755	2,573
4.250% due 04/15/2026		700	693

Bank of America Corp.
1.734% due 07/22/2027 •		3,000	2,865
5.202% due 04/25/2029 •		1,200	1,234

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		4,800	4,819

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		2,000	2,004

Bank of Nova Scotia
5.450% due 08/01/2029		8,400	8,793

Barclays PLC
4.837% due 09/10/2028 •		400	403
5.690% due 03/12/2030 •		2,500	2,601
6.224% due 05/09/2034 •		500	539
7.437% due 11/02/2033 •		2,800	3,234

BPCE SA
5.203% due 01/18/2027		250	255

Citibank NA
5.488% due 12/04/2026		12,500	12,864

Credit Suisse AG AT1 Claim		14,166	1,805

Crown Castle, Inc.
4.300% due 02/15/2029		351	348

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	2,076
2.129% due 11/24/2026 •		$4,400	4,262
3.035% due 05/28/2032 •		3,100	2,763
3.547% due 09/18/2031 •		4,633	4,320
3.961% due 11/26/2025 •		1,993	1,988

Equinix, Inc.
1.550% due 03/15/2028		222	203

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,303	2,528

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,276
4.063% due 11/01/2024		600	599
4.687% due 06/09/2025		200	199
5.125% due 06/16/2025		1,500	1,500
5.303% due 09/06/2029		1,800	1,792
5.800% due 03/08/2029		700	712
7.350% due 11/04/2027		700	743

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		8,600	8,678
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,600	1,605
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		10,500	10,736

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSPA Monetization Trust
6.422% due 10/09/2029		$159	$161

Healthcare Realty Holdings LP
2.400% due 03/15/2030		241	211

Host Hotels & Resorts LP
5.500% due 04/15/2035		2,000	2,030

HSBC Holdings PLC
2.357% due 08/18/2031 •		431	379
2.848% due 06/04/2031 •		300	273
4.292% due 09/12/2026 •		309	308
4.950% due 03/31/2030		200	205
5.887% due 08/14/2027 •		800	822

Jackson National Life Global Funding
5.600% due 04/10/2026		5,200	5,277

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		800	765
1.578% due 04/22/2027 •		2,200	2,108
2.083% due 04/22/2026 •		200	197
2.182% due 06/01/2028 •		862	818
5.040% due 01/23/2028 •		3,000	3,051
6.070% due 10/22/2027 •		2,800	2,902

JPMorgan Chase Bank NA
5.110% due 12/08/2026		6,900	7,057

Lloyds Banking Group PLC
4.550% due 08/16/2028		266	268

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		2,300	2,427

Morgan Stanley
1.512% due 07/20/2027 •		5,703	5,425
2.188% due 04/28/2026 •		3,000	2,954
4.130% due 03/19/2027 ~	EUR	2,100	2,346

Morgan Stanley Bank NA
5.882% due 10/30/2026		$5,300	5,492

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		5,700	5,222

Nomura Holdings, Inc.
2.679% due 07/16/2030		409	366

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	15,755	1,970

Nykredit Realkredit AS
1.500% due 10/01/2052		59,442	7,419

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$3,900	2,729

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,500	1,457

Prologis LP
5.000% due 01/31/2035		1,500	1,537

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	20,292	2,535

Royal Bank of Canada
4.875% due 01/19/2027		$5,800	5,909

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		500	530

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		991	874

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,200	1,207

UBS Group AG
3.091% due 05/14/2032 •		1,700	1,534
4.194% due 04/01/2031 •		250	244

VICI Properties LP
4.750% due 02/15/2028		1,650	1,658

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	2,196
2.406% due 10/30/2025 •		$100	100
3.000% due 04/22/2026		366	360
3.196% due 06/17/2027 •		3,500	3,434
5.707% due 04/22/2028 •		500	516

Weyerhaeuser Co.
4.000% due 04/15/2030		354	347

			194,207

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 1.7%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$4,300	$4,054

Bayer U.S. Finance LLC
4.375% due 12/15/2028		400	395
6.375% due 11/21/2030		400	428
6.500% due 11/21/2033		200	217
6.875% due 11/21/2053		400	449

Boeing Co.
2.196% due 02/04/2026		1,300	1,252

Carrier Global Corp.
4.375% due 05/29/2025	EUR	1,100	1,232

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		$1,300	1,250

CVS Health Corp.
4.125% due 04/01/2040		18	15

CVS Pass-Through Trust
6.943% due 01/10/2030		26	27

DAE Funding LLC
2.625% due 03/20/2025		1,800	1,781
3.375% due 03/20/2028		1,800	1,721

Dell International LLC
4.900% due 10/01/2026		22	22

Equinor ASA
3.125% due 04/06/2030		18	17

Expedia Group, Inc.
2.950% due 03/15/2031		189	172

Hyundai Capital America
6.288% due 08/04/2025 •		6,400	6,434

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		867	853

Imperial Brands Finance PLC
3.500% due 07/26/2026		1,527	1,498

MPLX LP
2.650% due 08/15/2030		1,100	990

Nakilat, Inc.
6.067% due 12/31/2033		394	421

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,856	1,826
4.810% due 09/17/2030		4,600	4,360

NPC Ukrenergo
6.875% due 11/09/2028		400	255

Occidental Petroleum Corp.
5.550% due 10/01/2034		8,500	8,636

Oracle Corp.
3.600% due 04/01/2040		18	15

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	423

Southern Co.
3.700% due 04/30/2030		$123	119

T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,638
3.375% due 04/15/2029		1,300	1,249

			41,749

UTILITIES 1.0%

Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		266	256

DTE Electric Co.
2.625% due 03/01/2031		311	282

Edison International
5.750% due 06/15/2027		54	56

Eversource Energy
5.850% due 04/15/2031		6,300	6,698

Exelon Corp.
4.050% due 04/15/2030		18	18

Georgia Power Co.
2.650% due 09/15/2029		18	17

Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	510
3.000% due 06/15/2028		2,300	2,188
4.550% due 07/01/2030		1,200	1,191

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	$6,000	$6,003

Rio Oil Finance Trust
8.200% due 04/06/2028	1,595	1,635

Southern California Edison Co.
4.875% due 02/01/2027	2,300	2,336
5.150% due 06/01/2029	3,600	3,736

		24,926

Total Corporate Bonds & Notes (Cost $261,758)		260,882

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	35	41

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	1,205	1,111

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	645	771

		1,923

ILLINOIS 0.0%

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	110	117

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	55	59
6.725% due 04/01/2035	110	118
7.350% due 07/01/2035	79	86

		380

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	20	22

OHIO 0.0%

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	64

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	5	6

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	635	698

Total Municipal Bonds & Notes (Cost $3,519)		3,093

U.S. GOVERNMENT AGENCIES 49.7%

Fannie Mae
0.000% due 08/25/2039 (b)(e)	76	65
0.000% due 11/25/2040 •	1	1
0.455% due 03/25/2041 •(a)	119	12
0.655% due 03/25/2037 •(a)	35	3
0.705% due 04/25/2037 •(a)	119	12
0.755% due 11/25/2039 •(a)	19	2
0.985% due 03/25/2037 •(a)	45	5
1.005% due 05/25/2037 •(a)	110	10
1.305% due 03/25/2036 •(a)	36	4
1.395% due 04/25/2037 •(a)	211	28
1.805% due 02/25/2037 •(a)	19	3
2.255% due 07/25/2033 •(a)	11	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.349% due 01/25/2031 ~(a)	$784	$54
4.500% due 09/25/2040	452	445
4.982% due 12/25/2036 •	2	2
5.725% due 04/25/2037 •	1	1
5.745% due 07/25/2037 - 09/25/2042 •	8	8
5.775% due 07/25/2037 •	7	7
5.780% due 03/25/2036 •	1	1
5.795% due 09/25/2035 •	13	13
5.805% due 09/25/2035 •	11	11
5.908% due 10/01/2035 •	1	1
5.915% due 10/25/2040 •	4	4
6.000% due 04/01/2054 - 07/01/2054	2,000	2,055
6.047% due 03/01/2036 •	1	1
6.115% due 06/25/2037 •	57	57
6.323% due 12/01/2034 •	17	17
6.904% due 08/01/2035 •	2	2
6.986% due 11/01/2034 •	1	1
7.207% due 03/01/2034 •	5	5
7.331% due 06/01/2034 •	1	1

Freddie Mac
0.000% due 02/15/2040 - 09/15/2041 •	163	159
1.013% due 07/15/2036 •(a)	64	7
1.113% due 09/15/2036 •(a)	41	4
1.243% due 04/15/2036 •(a)	7	1
3.000% due 11/01/2032	2,845	2,767
3.500% due 07/15/2042 - 05/01/2049	810	768
4.000% due 07/01/2047 - 03/01/2049	562	549
5.000% due 01/01/2028 - 04/15/2041	454	467
5.500% due 03/15/2034 - 03/01/2039	51	53
5.757% due 05/15/2037 •	1	1
5.837% due 03/15/2037 •	20	20
5.857% due 11/15/2043 •	18	18
6.000% due 08/01/2027 - 07/01/2054	6,001	6,138
6.007% due 07/15/2041 •	26	26
6.157% due 08/15/2037 •	63	63
6.167% due 10/15/2037 •	10	10
6.177% due 05/15/2037 - 09/15/2037 •	71	72
6.500% due 05/01/2035	14	15
6.523% due 07/25/2044 •	2	2

Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045	54	53
3.750% due 11/20/2044 •	109	111
5.000% due 08/15/2033 - 03/15/2042	643	662
5.665% due 08/20/2047 •	165	159
6.000% due 07/15/2037 - 08/15/2037	2	2
6.473% due 04/20/2068 •	401	410

U.S. Small Business Administration
4.430% due 05/01/2029	3	3
5.490% due 03/01/2028	3	3
6.020% due 08/01/2028	21	22

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	4,544	4,404
3.500% due 02/01/2043 - 09/01/2048	2,084	1,969
4.000% due 01/01/2025 - 10/01/2030	2	2
4.500% due 06/01/2025 - 10/01/2053	25,404	24,997
5.000% due 07/01/2025 - 06/01/2053	54,504	54,524
5.500% due 02/01/2025 - 03/01/2054	41,469	41,990
6.000% due 10/01/2026 - 08/01/2054	18,819	19,295
6.500% due 01/01/2029 - 01/01/2054	81,862	84,443

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	$48,900	$43,895
4.000% due 10/01/2054 - 11/01/2054	142,480	136,960
4.500% due 11/01/2054	37,400	36,786
5.000% due 11/01/2054	59,740	59,714
5.500% due 11/01/2054	87,210	88,227
6.000% due 11/01/2054	262,100	267,884
6.500% due 11/01/2054	317,310	326,989

Total U.S. Government Agencies (Cost $1,206,448)		1,207,476

U.S. TREASURY OBLIGATIONS 9.5%

U.S. Treasury Bonds
1.375% due 11/15/2040	4,100	2,784
2.250% due 08/15/2049	146	101
3.000% due 08/15/2048	473	384
3.000% due 02/15/2049	17,298	14,010
3.125% due 05/15/2048	124	103
4.125% due 08/15/2053	100	100
4.625% due 02/15/2040	3,734	4,012
4.625% due 05/15/2044	27,300	28,942

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (i)	5,601	5,502
0.125% due 10/15/2025 (i)	4,728	4,636
0.250% due 01/15/2025 (i)	39,307	38,825
0.375% due 07/15/2025 (i)	46,289	45,629
0.625% due 01/15/2026 (i)	6,751	6,622
1.000% due 02/15/2046 (i)	1,993	1,663
1.000% due 02/15/2048 (i)	9,065	7,457
1.000% due 02/15/2049	4,771	3,896
1.375% due 07/15/2033	6,007	5,924
1.750% due 01/15/2034	1,739	1,760
2.125% due 04/15/2029	26,642	27,390

U.S. Treasury Notes
0.375% due 12/31/2025 (i)	1,000	958
0.500% due 02/28/2026 (i)	4,300	4,108
1.500% due 10/31/2024 (i)	1,437	1,433
1.750% due 12/31/2024 (i)	622	617
2.125% due 05/15/2025 (i)	2,485	2,453
2.375% due 05/15/2029	2,075	1,970
2.625% due 12/31/2025 (i)	1,777	1,751
3.000% due 09/30/2025 (i)	10,043	9,948
3.000% due 10/31/2025 (i)	7,253	7,183

Total U.S. Treasury Obligations (Cost $247,436)		230,161

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%

Adjustable Rate Mortgage Trust
5.545% due 01/25/2036 ~	441	341

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •	8	7
5.159% due 10/25/2046 •	32	18
6.043% due 11/25/2046 •	10,503	2,656
6.750% due 11/25/2046 þ	178	158

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	25	18

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	29	27

Banc of America Funding Trust
4.443% due 06/20/2037 ~	8	7
4.783% due 09/20/2046 ~	310	277
5.095% due 02/20/2035 ~	8	7
5.455% due 10/20/2036 •	5	4
5.495% due 04/20/2047 •	3	2
5.535% due 02/20/2047 •	336	296
6.000% due 08/25/2036	6	5

Banc of America Mortgage Trust
5.582% due 02/25/2034 ~	5	5
5.612% due 06/25/2035 ~	4	3
5.711% due 01/25/2035 ~	5	4
6.343% due 06/25/2034 ~	4	4

BCAP LLC Trust
5.329% due 03/25/2037 •	1,468	1,301

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	$38	$35
5.262% due 07/25/2034 ~	4	4
6.055% due 11/25/2034 ~	1	1
6.272% due 01/25/2033 ~	24	24
6.900% due 04/25/2033 ~	1	1
7.480% due 08/25/2033 ~	2	2
7.660% due 02/25/2036 •	3	3

Bear Stearns ALT-A Trust
4.542% due 11/25/2035 ~	43	39
5.289% due 08/25/2036 •	309	271
5.289% due 01/25/2047 •	31	26
5.309% due 12/25/2046 •	3	3
5.454% due 05/25/2035 ~	11	11
5.469% due 01/25/2036 •	4	4
5.504% due 07/25/2035 ~	46	30
5.779% due 10/25/2035 ~	37	31

BX Trust
6.508% due 10/15/2036 •	16,000	15,922

Chase Mortgage Finance Trust
4.578% due 12/25/2035 ~	2	2
4.922% due 01/25/2036 ~	4	4
4.922% due 09/25/2036 ~	92	74

ChaseFlex Trust
5.569% due 07/25/2037 •	2,380	2,004

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.199% due 05/25/2036 •	69	63

Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~	118	104
5.289% due 01/25/2037 •	81	71
6.170% due 09/25/2062 þ	15,496	15,507
7.200% due 10/25/2035 •	8	8
7.230% due 10/25/2035 •	7	7
7.860% due 03/25/2036 •	19	18

CitiMortgage Alternative Loan Trust
5.569% due 04/25/2037 •	114	97
6.000% due 12/25/2036	34	31
6.000% due 06/25/2037	47	41

Countrywide Alternative Loan Trust
3.545% due 08/25/2035 ~	905	754
5.169% due 04/25/2047 •	1,318	1,271
5.179% due 04/25/2047 •	1,624	1,374
5.209% due 12/25/2046 •	5,447	4,760
5.265% due 09/20/2046 •	1,777	1,796
5.269% due 06/25/2035 •	839	546
5.285% due 07/20/2046 •	6	5
5.285% due 09/20/2046 •	12	11
5.309% due 05/25/2047 •	166	145
5.349% due 09/25/2046 •	43	41
5.369% due 05/25/2036 •	63	54
5.369% due 08/25/2037 •	9	6
5.469% due 11/25/2036 •	11,821	9,798
5.489% due 12/25/2035 •	5	4
5.495% due 03/20/2046 •	12	10
5.500% due 06/25/2025	152	125
5.500% due 05/25/2035 •	24	18
5.500% due 05/25/2035	86	69
5.500% due 11/25/2035	62	37
5.529% due 02/25/2037 •	256	212
5.535% due 05/20/2046 •	3	3
5.569% due 08/25/2035 •	180	168
5.609% due 11/25/2035 •	180	149
5.675% due 11/20/2035 •	29	27
5.715% due 12/20/2035 •	37	34
5.750% due 03/25/2037	77	42
6.000% due 12/25/2035	204	151
6.000% due 05/25/2036	34	17
6.000% due 08/25/2036 •	39	23
6.000% due 05/25/2037	109	49
6.123% due 12/25/2035 •	5	5
6.250% due 08/25/2036	564	328
6.523% due 08/25/2035 •	16	15
6.603% due 01/25/2036 •	68	64
7.000% due 10/25/2037	71	25
7.173% due 10/20/2035 •	4	3

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	9	9
5.429% due 05/25/2035 •	12	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.549% due 04/25/2035 •		$716	$673
5.569% due 05/25/2035 •		31	26
5.609% due 03/25/2035 •		1	1
5.629% due 02/25/2035 •		6	5
5.750% due 05/25/2037		4	2
6.000% due 07/25/2036		234	119
6.000% due 01/25/2037		159	78
6.000% due 02/25/2037		164	78
6.500% due 12/25/2037		370	155
7.786% due 10/20/2034 ~		11	11
7.940% due 02/20/2036 •		2	2

Countrywide Home Loan Reperforming REMIC Trust
5.309% due 06/25/2035 •		29	28

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		181	145

Credit Suisse Mortgage Capital Certificates
5.269% due 01/27/2037 •		20	13

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		6,666	6,649
3.192% due 06/25/2050 ~		410	367
3.287% due 11/30/2037 ~		13,585	12,230
3.445% due 03/25/2059 ~		1,894	1,891
4.074% due 12/27/2060 ~		3,341	3,332
5.643% due 12/27/2037 ~		5,133	4,512
5.750% due 08/25/2036		7	6
5.750% due 03/25/2037		15	8
6.421% due 10/25/2037 ~		208	126

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.349% due 02/25/2037 •		4,593	3,951
5.469% due 02/25/2035 •		79	77
5.629% due 02/25/2036 •		111	108
5.719% due 10/25/2047 •		164	129

Downey Savings & Loan Association Mortgage Loan Trust
5.219% due 04/19/2047 •		520	450
5.269% due 10/19/2036 •		119	104
5.599% due 08/19/2045 •		3	3
5.899% due 09/19/2044 •		19	17

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •	GBP	6	8

First Horizon Alternative Mortgage Securities Trust
5.144% due 03/25/2035 ~		$1	0
5.650% due 06/25/2036 ~		220	173
5.853% due 12/25/2035 ~		17	13

First Horizon Mortgage Pass-Through Trust
5.354% due 10/25/2035 ~		52	48

GreenPoint Mortgage Funding Trust
5.329% due 01/25/2037 •		118	106

GSMSC Pass-Through Trust
5.842% due 12/26/2036 •		69	49

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~		10	9
5.051% due 11/25/2035 ~		3	3
5.275% due 07/25/2035 ~		2	1
5.500% due 01/25/2037		9	14
6.000% due 02/25/2036		224	92
6.000% due 07/25/2037		57	38
6.132% due 09/25/2035 ~		13	11
6.609% due 09/25/2035 ~		2	2
6.940% due 04/25/2032 •		5	5

HarborView Mortgage Loan Trust
4.337% due 06/19/2036 ~		54	28
4.867% due 01/19/2036 •		420	261
5.299% due 07/19/2047 •		129	122
5.419% due 12/19/2036 •		5	4
5.489% due 12/19/2036 •		237	182
5.519% due 05/19/2035 •		166	158
5.559% due 06/19/2035 •		1,157	1,126
5.559% due 12/19/2036 •		102	96
5.755% due 06/20/2035 •		85	81
7.123% due 10/19/2035 •		275	141

HomeBanc Mortgage Trust
5.589% due 03/25/2035 •		104	80

Impac CMB Trust
5.609% due 03/25/2035 •		143	138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac Secured Assets Trust
5.509% due 02/25/2037 •	$10,948	$9,772
6.068% due 07/25/2035 ~	18	17

IndyMac INDX Mortgage Loan Trust
4.129% due 06/25/2036 ~	106	93
4.300% due 05/25/2035 ~	140	96
5.269% due 06/25/2037 •	4	2
5.329% due 02/25/2037 •	63	58
5.349% due 09/25/2046 •	50	44
5.369% due 11/25/2046 •	443	396
5.389% due 05/25/2046 •	4,376	3,908
5.449% due 07/25/2035 •	122	112
5.489% due 06/25/2035 •	27	22
5.609% due 07/25/2045 •	3	2

InTown Mortgage Trust
8.383% due 08/15/2039 •	23,700	23,793

JP Morgan Alternative Loan Trust
4.288% due 05/25/2036 ~	54	31
6.000% due 12/27/2036	52	27
6.500% due 03/25/2036	1,729	976

JP Morgan Chase Commercial Mortgage Securities Trust
6.594% due 12/15/2031 •	138	128

JP Morgan Mortgage Trust
4.231% due 07/27/2037 ~	49	46
4.634% due 10/25/2036 ~	24	18
4.801% due 04/25/2036 ~	565	508
5.074% due 10/25/2036 ~	3	2
5.566% due 08/25/2035 ~	15	13
5.613% due 04/25/2037 ~	3	2
6.255% due 07/25/2035 ~	57	56

Legacy Mortgage Asset Trust
2.250% due 07/25/2067 þ	2,581	2,563
4.750% due 04/25/2061 þ	3,311	3,337
4.750% due 07/25/2061 þ	5,204	5,172
4.875% due 10/25/2068 þ	2,867	2,877
4.892% due 10/25/2066 þ	2,944	2,946
4.991% due 09/25/2060 ~	90	91

Lehman Mortgage Trust
5.619% due 11/25/2036 •	411	190

Lehman XS Trust
5.369% due 03/25/2047 •	4,826	4,314
5.419% due 08/25/2046 •	580	555
5.469% due 08/25/2037 •	42	40
6.669% due 09/25/2047 •	43	38

Luminent Mortgage Trust
4.379% due 04/25/2036 ~	1,815	1,234
5.689% due 04/25/2036 •	24	21

MASTR Adjustable Rate Mortgages Trust
3.270% due 07/25/2035 ~	8	7
5.579% due 10/25/2033 ~	34	29
5.923% due 12/25/2046 •	10,484	7,953
6.435% due 11/21/2034 ~	143	137

MASTR Asset Securitization Trust
6.000% due 06/25/2036	79	45

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651% due 12/15/2030 •	1	1
6.071% due 08/15/2032 •	9	9

Merrill Lynch Alternative Note Asset Trust
5.189% due 03/25/2037 •	123	30
5.369% due 03/25/2037 •	1,911	469
5.389% due 04/25/2037 •	14,034	2,637
5.569% due 03/25/2037 •	78	19
6.000% due 03/25/2037	37	13

Merrill Lynch Mortgage Investors Trust
5.018% due 05/25/2036 ~	29	26
5.370% due 09/25/2035 ~	41	33
5.551% due 04/25/2035 ~	5	5
6.263% due 05/25/2033 ~	3	3
6.626% due 02/25/2033 •	6	6

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	40	39

Morgan Stanley Capital Trust
6.660% due 12/15/2038 •	3,575	3,369

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
3.701% due 07/25/2035 ~		$54	$47
6.000% due 08/25/2036		57	25
6.815% due 06/25/2036 þ		835	242
6.940% due 06/25/2036 ~		3	3

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		51	24

Mortgage Equity Conversion Asset Trust
4.410% due 05/25/2042 •		45	44

MortgageIT Mortgage Loan Trust
5.489% due 12/25/2035 •		114	112

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		733	706
2.750% due 11/25/2059 ~		964	924
3.500% due 12/25/2057 ~		493	478

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.159% due 06/25/2037 •		3,308	2,645
5.476% due 05/25/2035 þ		21	11
5.769% due 06/25/2036 ~		10,463	2,941

NovaStar Mortgage Funding Trust
0.484% due 09/25/2046 •		1,330	466

PHH Alternative Mortgage Trust
5.289% due 02/25/2037 •		125	93

PRET LLC
7.021% due 02/25/2054 þ		3,033	3,060

Prime Mortgage Trust
6.000% due 06/25/2036		2	2

Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036		3	3
5.269% due 02/25/2037 •		52	46
5.269% due 02/25/2047 •		1,532	1,367
5.289% due 01/25/2037 •		915	814
5.309% due 01/25/2037 •		2,122	1,838
5.329% due 07/25/2036 •		201	72
5.329% due 09/25/2036 •		242	220
5.339% due 08/25/2036 •		92	83
5.349% due 07/25/2036 •		80	72
5.349% due 09/25/2036 •		133	121
5.469% due 08/25/2035 •		400	272
5.923% due 09/25/2046 •		6,038	5,180
6.000% due 08/25/2036		11	9
6.000% due 01/25/2037		21	17
6.000% due 03/25/2037		94	79
6.036% due 10/25/2037 ~		206	175
6.396% due 09/25/2034 ~		33	33
6.500% due 08/25/2036		1,018	831
6.505% due 11/25/2037 ~		110	92

Residential Asset Securitization Trust
5.500% due 09/25/2035		76	36
6.000% due 03/25/2037		807	258

Residential Funding Mortgage Securities, Inc. Trust
5.436% due 04/25/2037 ~		104	89

Sequoia Mortgage Trust
3.912% due 09/20/2046 ~		59	42
5.635% due 07/20/2034 •		79	73
6.228% due 05/20/2034 •		1	1

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		69	66

Stratton Mortgage Funding PLC
6.132% due 06/20/2060 •	GBP	2,006	2,693

Structured Adjustable Rate Mortgage Loan Trust
3.883% due 08/25/2036 •		$30	24
4.024% due 01/25/2035 ~		9	9
4.027% due 11/25/2035 ~		35	33
5.207% due 03/25/2036 ~		23	18
5.743% due 08/25/2035 ~		21	12
6.523% due 01/25/2035 •		2	2
7.269% due 12/25/2037 •		375	329

Structured Asset Mortgage Investments Trust
5.089% due 08/25/2036 •		116	102
5.349% due 07/25/2046 •		42	33
5.389% due 04/25/2036 •		13	12
5.409% due 05/25/2046 •		9	3
5.429% due 02/25/2036 •		35	31
5.529% due 02/25/2036 •		2	2
5.779% due 02/19/2035 •		2	2
6.538% due 02/25/2036 •		10	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Adjustable Rate Mortgage Loan Trust
6.764% due 01/25/2037 ~		$32	$22

Thornburg Mortgage Securities Trust
3.584% due 03/25/2044 ~		23	23
5.627% due 12/25/2044 ~		45	43
5.789% due 06/25/2047 •		119	114

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	5,840	7,832

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$4,653	4,498
2.900% due 10/25/2059 ~		572	550
3.000% due 01/25/2058 ~		77	75
3.369% due 10/25/2057 ~		1,031	895
5.969% due 05/25/2058 •		26	27
5.969% due 10/25/2059 •		36	37

Trinity Square PLC
5.946% due 07/15/2059 ~	GBP	2,661	3,570

WaMu Mortgage Pass-Through Certificates Trust
3.392% due 01/25/2037 ~		$41	35
4.059% due 12/25/2036 ~		24	22
4.168% due 02/25/2037 ~		14	12
4.176% due 02/25/2037 ~		107	99
4.286% due 12/25/2046 •		12	11
4.308% due 06/25/2037 ~		76	66
4.390% due 12/25/2046 •		11	9
4.771% due 06/25/2037 ~		246	216
4.957% due 12/25/2035 ~		107	99
5.058% due 10/25/2035 ~		12	11
5.343% due 01/25/2035 ~		27	25
5.509% due 12/25/2045 •		4,679	4,239
5.529% due 11/25/2045 •		3	3
5.549% due 10/25/2045 •		8	8
5.549% due 12/25/2045 •		222	201
5.749% due 01/25/2045 •		360	345
5.769% due 12/25/2045 •		839	846
5.823% due 03/25/2047 •		2,013	1,699
5.873% due 06/25/2047 •		1,583	1,316
5.933% due 07/25/2047 •		28	23
6.003% due 10/25/2046 •		315	269
6.123% due 02/25/2046 •		141	130
6.129% due 11/25/2045 •		1,467	1,354
6.193% due 01/25/2046 •		909	798
6.265% due 08/25/2035 ~		13	13
6.623% due 10/25/2046 •		476	438
6.623% due 11/25/2046 •		397	350
7.266% due 06/25/2033 ~		14	14

Washington Mutual Mortgage Pass-Through Certificates Trust
3.892% due 09/25/2036 •		331	87
4.022% due 09/25/2036 þ		633	174
5.469% due 02/25/2036 •		321	266
5.873% due 02/25/2047 •		594	536
5.953% due 11/25/2046 •		53	44
5.973% due 10/25/2046 •		79	67
6.063% due 04/25/2046 •		40	32

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		72	64
7.097% due 07/25/2037 ~		2	2

Wells Fargo Mortgage-Backed Securities Trust
6.473% due 12/25/2036 ~		16	15
6.944% due 09/25/2036 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $251,430)			237,002

ASSET-BACKED SECURITIES 34.2%

Aames Mortgage Investment Trust
5.959% due 07/25/2035 •		40	40
6.994% due 01/25/2035 •		36	34

ABFC Trust
5.704% due 03/25/2035 •		4,108	3,915

ACAS CLO Ltd.
6.431% due 10/18/2028 •		430	430

Accredited Mortgage Loan Trust
5.229% due 09/25/2036 •		234	232

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		1	0
5.209% due 12/25/2036 •		295	156

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.249% due 07/25/2036 •		$2,070	$2,018
5.289% due 03/25/2037 •		28,486	12,388
5.409% due 11/25/2036 •		3,576	1,478
5.449% due 06/25/2036 •		1,673	1,237
5.584% due 12/25/2035 •		1,053	989
5.914% due 05/25/2035 •		4,760	4,315

ACHV ABS Trust
7.240% due 11/25/2030		899	903

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.674% due 10/25/2035 •		736	698

American Credit Acceptance Receivables Trust
6.000% due 03/12/2027		1,209	1,210

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.378% due 11/25/2034 •		847	774
5.839% due 11/25/2035 •		1,300	1,224
5.944% due 07/25/2035 •		2,000	1,881
5.989% due 10/25/2034 •		406	402
6.094% due 11/25/2034 •		84	81

Aqueduct European CLO DAC
4.328% due 07/20/2030 •	EUR	1,488	1,658

Arbor Realty Commercial Real Estate Notes Ltd.
7.497% due 05/15/2037 •		$5,900	5,899
7.997% due 05/15/2037 •		5,900	5,889

AREIT Trust
7.017% due 11/17/2038 •		3,700	3,692

Ares CLO Ltd.
6.606% due 04/17/2033 •		6,700	6,705

Argent Mortgage Loan Trust
5.449% due 05/25/2035 •		53	48

Argent Securities Trust
5.079% due 09/25/2036 •		67	22
5.269% due 07/25/2036 •		450	398
5.329% due 04/25/2036 •		16,090	5,163
5.349% due 03/25/2036 •		745	686
5.449% due 06/25/2036 •		8,664	2,385

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.539% due 01/25/2034 •		193	183

Ascent Education Funding Trust
6.140% due 10/25/2050		901	927

Asset-Backed Securities Corp. Home Equity Loan Trust
5.779% due 06/25/2034 •		523	551
6.064% due 02/25/2035 •		12	13

Avis Budget Rental Car Funding AESOP LLC
6.120% due 04/20/2027		7,800	7,954

Bank of America Auto Trust
5.830% due 05/15/2026		3,183	3,189

Bear Stearns Asset-Backed Securities Trust
5.289% due 08/25/2036 •		680	657
5.319% due 05/25/2037 •		13,644	11,233
5.644% due 08/25/2036 •		23	23
5.698% due 12/25/2034 •		4,184	4,171
5.924% due 02/25/2034 •		1,287	1,294
6.019% due 08/25/2037 •		371	334
6.169% due 08/25/2034 •		338	340
6.243% due 10/25/2036 ~		3	3

Black Diamond CLO DAC
4.522% due 05/15/2032 •	EUR	7,507	8,352

Blackrock European CLO DAC
4.305% due 10/15/2031 •		4,143	4,607

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •		$5,418	5,422

Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		500	502
5.820% due 09/15/2026		181	181

BSPRT Issuer Ltd.
7.393% due 07/15/2039 •		8,760	8,801

Cairn CLO DAC
4.306% due 01/31/2030 •	EUR	622	693
4.465% due 10/15/2031 •		2,870	3,187

Carlyle Euro CLO DAC
4.432% due 08/15/2032 •		7,893	8,775

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •		$5,754	5,757

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carrington Mortgage Loan Trust
5.229% due 02/25/2037 •		$268	$254
5.719% due 10/25/2035 •		1,150	1,126

CBAM Ltd.
6.664% due 04/20/2032 •		939	940

Centex Home Equity Loan Trust
5.614% due 03/25/2034 •		164	163

Chase Funding Trust
5.609% due 08/25/2032 •		10	10

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		6,739	6,856

Citigroup Mortgage Loan Trust
4.549% due 05/25/2036 þ		329	170
5.149% due 01/25/2037 •		3,995	2,934
5.159% due 05/25/2037 •		1,376	925
5.169% due 05/25/2037 •		2,129	1,425
5.269% due 12/25/2036 •		294	118
5.289% due 09/25/2036 •		34	26
5.389% due 08/25/2036 •		3,119	3,074
5.419% due 10/25/2036 •		72	72
5.449% due 08/25/2036 •		3,282	3,041
5.489% due 03/25/2036 •		760	697
5.569% due 10/25/2036 •		91	52
5.869% due 09/25/2035 •		4,930	4,775

Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,300	1,315
5.430% due 10/15/2026		1,598	1,602
6.130% due 07/15/2026		1,967	1,972

Countrywide Asset-Backed Certificates Trust
4.451% due 05/25/2036 •		2,108	2,080
5.109% due 07/25/2037 •		247	231
5.169% due 06/25/2047 •		59	52
5.189% due 09/25/2037 •		104	109
5.219% due 06/25/2047 •		1,770	1,726
5.249% due 06/25/2035 •		77	70
5.249% due 03/25/2037 •		1,872	1,738
5.249% due 12/25/2046 •		1,701	1,626
5.249% due 04/25/2047 •		42	41
5.259% due 10/25/2047 •		7,600	6,713
5.269% due 03/25/2047 •		303	298
5.329% due 11/25/2047 •		29	29
5.369% due 02/25/2037 •		88	82
5.389% due 05/25/2047 •		91	83
5.429% due 05/25/2037 •		1,635	1,585
5.449% due 04/25/2037 •		199	172
5.509% due 03/25/2036 •		218	195
5.569% due 06/25/2036 •		3	3
5.709% due 08/25/2047 •		170	165
5.929% due 02/25/2036 •		1,758	1,716
6.004% due 12/25/2035 •		145	143
6.867% due 09/25/2046 þ		1,756	1,251
6.919% due 08/25/2035 •		3,000	2,766

Countrywide Partnership Trust
5.869% due 02/25/2035 •		964	957

CPS Auto Receivables Trust
5.710% due 09/15/2027		1,338	1,343

CRB Securitization Trust
6.960% due 10/20/2033		2,576	2,606

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,288	219

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •	EUR	2,848	3,165
4.338% due 07/21/2030 •		497	553
4.905% due 10/23/2034 •		6,167	6,869

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •		$5,000	5,029

DLLAA LLC
5.930% due 07/20/2026		845	850

Drive Auto Receivables Trust
5.830% due 12/15/2026		3,977	3,984

DT Auto Owner Trust
6.290% due 08/16/2027		4,617	4,638

ECMC Group Student Loan Trust
6.395% due 07/25/2069 •		241	240

Ellington Loan Acquisition Trust
6.069% due 05/25/2037 •		2,488	2,436

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EMC Mortgage Loan Trust
6.269% due 02/25/2041 •		$4	$4

Encore Credit Receivables Trust
5.704% due 09/25/2035 •		10	10

Euro-Galaxy CLO DAC
4.325% due 04/24/2034 •	EUR	3,142	3,478

Exeter Automobile Receivables Trust
5.310% due 08/16/2027		$1,000	1,004
5.530% due 10/15/2026		1,553	1,555
6.040% due 07/15/2026		482	482

FCCU Auto Receivables Trust
5.540% due 04/16/2029		1,600	1,639
5.760% due 11/15/2027		500	504

FHF Issuer Trust
5.890% due 06/15/2030		1,300	1,323

FHF Trust
6.570% due 06/15/2028		5,024	5,098

Fieldstone Mortgage Investment Trust
5.349% due 05/25/2036 •		95	71
5.509% due 05/25/2036 •		2,197	1,632

Fifth Third Auto Trust
5.800% due 11/16/2026		2,100	2,106

First Franklin Mortgage Loan Trust
5.074% due 10/25/2036 •		11,161	10,142
5.129% due 11/25/2036 •		42	41
5.279% due 09/25/2036 •		6,216	5,970
5.449% due 04/25/2036 •		2,757	2,569
5.469% due 06/25/2036 •		3,500	3,189
5.689% due 11/25/2035 •		322	300

Flagship Credit Auto Trust
5.640% due 03/15/2028		2,520	2,539

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		3,472	3,496

Fremont Home Loan Trust
5.109% due 11/25/2036 •		2,341	1,373
5.239% due 10/25/2036 •		395	355
5.269% due 10/25/2036 •		710	287
5.289% due 08/25/2036 •		9,692	3,094
5.309% due 02/25/2037 •		4,566	1,485
5.704% due 01/25/2035 •		57	56
6.019% due 11/25/2034 •		915	861

Galaxy CLO Ltd.
6.533% due 10/15/2030 •		115	115

GE-WMC Asset-Backed Pass-Through Certificates
5.609% due 12/25/2035 •		8,174	7,872

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		7,050	7,061
6.040% due 03/15/2027		2,290	2,297

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		592	597

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •		6,134	6,137

GSAA Home Equity Trust
4.161% due 03/25/2036 ~		155	25
5.069% due 05/25/2037 •		175	61
5.109% due 03/25/2036 •		133	44
5.209% due 06/25/2036 •		57	11
5.369% due 03/25/2037 •		1,337	379
5.609% due 04/25/2047 •		260	118
5.995% due 03/25/2046 ~		1,254	472
6.034% due 06/25/2035 •		49	48
6.795% due 06/25/2036 þ		240	60

GSAMP Trust
5.059% due 01/25/2037 •		988	596
5.069% due 12/25/2046 •		131	65
5.109% due 12/25/2036 •		2,312	1,253
5.139% due 12/25/2036 •		272	137
5.149% due 11/25/2035 •		1	0
5.169% due 12/25/2046 •		96	48
5.229% due 12/25/2046 •		4,976	2,615
5.269% due 09/25/2036 •		3,722	1,328
5.269% due 12/25/2046 •		473	235
5.369% due 01/25/2047 •		1,451	763
5.429% due 01/25/2037 •		3,394	2,887
5.449% due 03/25/2046 •		68	67
5.469% due 05/25/2046 •		442	420
6.769% due 06/25/2035 •		186	178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSRPM Mortgage Loan Trust
5.869% due 03/25/2035 •		$911	$952

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	2,314	2,570

HERA Commercial Mortgage Ltd.
6.179% due 02/18/2038 •		$2,742	2,726

Hertz Vehicle Financing LLC
1.990% due 06/25/2026		3,000	2,955
5.440% due 01/25/2029		10,400	10,620
5.490% due 06/25/2027		1,900	1,921

Home Equity Asset Trust
5.644% due 02/25/2036 •		160	156

Home Equity Loan Trust
5.199% due 04/25/2037 •		4,326	4,157
5.309% due 04/25/2037 •		314	277

Home Partners of America Trust
1.901% due 12/17/2026		872	825

HSI Asset Securitization Corp. Trust
5.169% due 07/25/2036 •		108	48
5.189% due 12/25/2036 •		788	211
5.329% due 04/25/2037 •		765	521
5.449% due 11/25/2035 •		488	455

Hyundai Auto Receivables Trust
5.290% due 04/15/2027		4,462	4,480

Invesco Euro CLO DAC
4.335% due 07/15/2031 •	EUR	1,000	1,105

IXIS Real Estate Capital Trust
5.369% due 03/25/2036 •		$170	90
5.429% due 01/25/2037 •		10,868	3,859

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		70	70
5.269% due 07/25/2036 •		55	24
5.569% due 07/25/2036 •		1,874	1,814

Jubilee CLO DAC
4.335% due 04/15/2031 •	EUR	5,700	6,339

KKR CLO Ltd.
6.963% due 04/15/2031 •		$3,850	3,853

Lehman XS Trust
5.289% due 05/25/2036 •		56	48

Long Beach Mortgage Loan Trust
5.269% due 05/25/2036 •		47	25
5.289% due 12/25/2036 •		344	236
5.309% due 12/25/2036 •		254	90
5.409% due 02/25/2036 •		264	259
5.489% due 08/25/2045 •		18	18
5.509% due 05/25/2046 •		323	101
5.569% due 01/25/2036 •		7,046	6,468
5.884% due 08/25/2035 •		5,466	5,072
5.944% due 04/25/2035 •		42	41

M360 Ltd.
7.284% due 11/22/2038 •		6,463	6,292

Man GLG Euro CLO DAC
4.171% due 12/15/2031 •	EUR	5,617	6,253
4.365% due 10/15/2030 •		215	239

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		$5	5

MASTR Asset-Backed Securities Trust
5.069% due 01/25/2037 •		1,178	340
5.169% due 10/25/2036 •		8,025	4,045
5.179% due 05/25/2037 •		1,140	1,102
5.189% due 11/25/2036 •		483	152
5.289% due 10/25/2036 •		253	127
5.449% due 03/25/2036 •		36	22
5.549% due 12/25/2035 •		3	3
5.719% due 10/25/2035 •		7,157	6,835
7.669% due 07/25/2034 •		152	142

MASTR Specialized Loan Trust
6.094% due 11/25/2035 •		485	466

Merrill Lynch Mortgage Investors Trust
4.617% due 03/25/2037 •		61,522	15,386
5.189% due 07/25/2037 •		351	155
5.189% due 08/25/2037 •		2,296	1,199
5.469% due 07/25/2037 •		180	42
5.489% due 02/25/2037 •		637	188

MF1 LLC
6.702% due 03/19/2039 •		1,000	1,001

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Ltd.
6.579% due 10/16/2036 •	$12,800	$12,640
6.715% due 02/19/2037 •	12,500	12,297
6.879% due 10/16/2036 •	12,800	12,512

Morgan Stanley ABS Capital, Inc. Trust
5.049% due 11/25/2036 •	366	208
5.059% due 01/25/2037 •	265	120
5.079% due 12/25/2036 •	6,303	3,193
5.079% due 03/25/2037 •	533	230
5.099% due 10/25/2036 •	18	16
5.099% due 01/25/2037 •	209	95
5.099% due 02/25/2037 •	2,614	1,924
5.104% due 11/25/2036 •	366	231
5.149% due 03/25/2037 •	855	369
5.179% due 01/25/2037 •	190	86
5.184% due 03/25/2037 •	2,622	1,048
5.199% due 10/25/2036 •	553	300
5.199% due 11/25/2036 •	1,478	840
5.249% due 08/25/2036 •	352	179
5.289% due 09/25/2036 •	586	254
5.329% due 02/25/2037 •	15,428	5,069
5.469% due 04/25/2036 •	2,059	1,956
5.674% due 12/25/2034 •	20	19
5.824% due 03/25/2034 •	813	819
5.899% due 07/25/2035 •	513	498
8.769% due 02/25/2047 •	85	70

Morgan Stanley Dean Witter Capital, Inc. Trust
5.949% due 02/25/2033 •	44	44

Morgan Stanley Home Equity Loan Trust
5.069% due 12/25/2036 •	933	458

Morgan Stanley Mortgage Loan Trust
5.149% due 12/25/2036 •	3,559	1,257
5.309% due 11/25/2036 •	28	8
5.689% due 04/25/2037 •	31	9

Nationstar Home Equity Loan Trust
5.509% due 09/25/2036 •	6,180	6,098

Nelnet Student Loan Trust
5.409% due 09/27/2066 •	1,761	1,762
6.640% due 02/20/2041	912	934
7.545% due 02/20/2041 •	1,000	1,002

New Century Home Equity Loan Trust
5.749% due 03/25/2035 •	299	296
5.944% due 11/25/2034 •	86	92

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.629% due 10/25/2036 •	138	31
6.532% due 10/25/2036 þ	170	37

NovaStar Mortgage Funding Trust
5.169% due 09/25/2037 •	248	242
5.289% due 10/25/2036 •	191	83
6.049% due 06/25/2035 •	13	13

Oaktree CLO Ltd.
6.723% due 07/15/2034 •	6,500	6,506

OCP CLO Ltd.
6.664% due 07/20/2029 •	78	78

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •	4,626	4,628

Oportun Issuance Trust
5.860% due 02/09/2032	2,700	2,706

Option One Mortgage Loan Trust
5.069% due 07/25/2036 •	3,576	1,651
5.099% due 07/25/2037 •	5,264	3,415
5.109% due 01/25/2037 •	4,269	2,516
5.109% due 03/25/2037 •	1,739	1,581
5.189% due 04/25/2037 •	508	360
5.189% due 05/25/2037 •	384	233
5.509% due 01/25/2036 •	1,626	1,515
5.749% due 02/25/2035 •	217	206

Ownit Mortgage Loan Trust
5.794% due 08/25/2036 •	10,589	9,529
5.869% due 10/25/2036 •	24	23

OZLM Ltd.
6.994% due 07/20/2032 •	6,650	6,658
7.244% due 07/20/2032 •	4,050	4,057

Pagaya AI Debt Selection Trust
6.060% due 03/15/2030	1,189	1,190
6.258% due 10/15/2031	1,836	1,855
6.660% due 07/15/2031	1,211	1,232
7.128% due 06/16/2031	425	426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •	EUR	6,997	$7,793
4.792% due 08/15/2033 •		5,530	6,176

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.019% due 10/25/2034 •		$18	18
6.694% due 02/25/2035 •		7,592	6,925
6.769% due 12/25/2034 •		22	22
6.844% due 12/25/2034 •		4,101	3,850

Popular ABS Mortgage Pass-Through Trust
5.464% due 07/25/2036 •		254	240
5.839% due 02/25/2036 •		3,675	3,472

PRET LLC
2.487% due 10/25/2051 ~		920	919
2.487% due 10/25/2051 þ		5,258	5,241
3.721% due 07/25/2051 þ		7,669	7,609
4.744% due 07/25/2051 þ		2,880	2,850
4.843% due 09/25/2051 þ		7,916	7,895
4.868% due 07/25/2051 þ		1,957	1,936
4.992% due 02/25/2061 þ		1,788	1,789
8.497% due 10/25/2053 þ		11,426	11,654

PRPM LLC
3.720% due 02/25/2027 þ		5,389	5,347

RAAC Trust
5.674% due 02/25/2036 •		5,896	5,720

Reach ABS Trust
6.300% due 02/18/2031		267	269
7.050% due 02/18/2031		415	417

Ready Capital Mortgage Financing LLC
6.913% due 01/25/2037 •		8,984	8,995

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		2,157	719
5.612% due 04/25/2037 þ		368	96
6.069% due 09/25/2037 •		160	68

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,608	1,566
4.320% due 09/25/2030		1,141	1,143
5.380% due 11/25/2030		3,791	3,785

Residential Asset Mortgage Products Trust
5.409% due 12/25/2035 •		14	13
5.452% due 08/25/2034 •		2,652	2,680
5.569% due 03/25/2036 •		97	96
5.659% due 10/25/2035 •		34	34
6.219% due 10/25/2034 •		951	886

Residential Asset Securities Corp. Trust
5.239% due 08/25/2036 •		292	288
5.259% due 06/25/2033 •		44	41
5.629% due 12/25/2035 •		2,760	2,701
5.854% due 12/25/2035 •		17,408	15,814
6.214% due 02/25/2035 •		4,966	4,857

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		549	550
6.180% due 02/16/2027		4,813	4,824

Saxon Asset Securities Trust
5.419% due 09/25/2036 •		8,365	6,809

SBNA Auto Lease Trust
5.390% due 11/20/2026		10,455	10,549
5.450% due 01/20/2026		4,318	4,328

Sculptor European CLO DAC
4.735% due 10/15/2034 •	EUR	10,510	11,694

Securitized Asset-Backed Receivables LLC Trust
5.069% due 10/25/2036 •		$23,372	7,960
5.129% due 08/25/2036 •		2,109	692
5.309% due 08/25/2036 •		17	5
5.449% due 07/25/2036 •		741	296
5.614% due 10/25/2035 •		2,060	1,667
5.629% due 08/25/2035 •		35	29
5.689% due 10/25/2035 •		1,317	1,131
5.929% due 01/25/2036 •		225	210
6.019% due 03/25/2035 •		33	33

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029		500	506
5.350% due 06/21/2027		1,861	1,865

SG Mortgage Securities Trust
5.109% due 10/25/2036 •		96	88
5.854% due 10/25/2035 •		5,879	4,853

Shelter Growth CRE Issuer Ltd.
7.261% due 06/17/2037 •		8,829	8,850
8.158% due 06/17/2037 •		8,658	8,689

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
4.085% due 10/25/2039 •	EUR	661	$686

SMB Private Education Loan Trust
1.310% due 07/17/2051		$4,986	4,630
4.550% due 02/16/2055		10,622	10,351
6.892% due 11/15/2052 •		1,199	1,211

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		532	506

Sound Point CLO Ltd.
6.526% due 07/25/2030 •		1,192	1,193

Soundview Home Loan Trust
5.049% due 06/25/2037 •		48	32
5.139% due 07/25/2037 •		200	177
5.139% due 08/25/2037 •		646	559
5.149% due 02/25/2037 •		2,086	602
5.169% due 06/25/2037 •		746	520
5.229% due 02/25/2037 •		120	35
5.434% due 02/25/2036 •		745	697
5.869% due 10/25/2037 •		3,738	3,012
6.269% due 10/25/2037 •		1,126	864

Specialty Underwriting & Residential Finance Trust
5.065% due 12/25/2036 •		201	197
5.109% due 11/25/2037 •		2,150	1,190
5.269% due 06/25/2037 •		36	22
5.269% due 09/25/2037 •		265	183
5.319% due 04/25/2037 •		2,649	1,988

Structured Asset Investment Loan Trust
5.099% due 07/25/2036 •		25	19
5.119% due 09/25/2036 •		7	7
5.149% due 09/25/2036 •		6,169	3,842
5.589% due 01/25/2036 •		58	54
5.749% due 02/25/2035 •		515	507
5.899% due 06/25/2035 •		219	211
5.919% due 08/25/2033 •		141	139
8.119% due 08/25/2033 •		120	108

Structured Asset Securities Corp. Mortgage Loan Trust
5.129% due 03/25/2036 •		7	7
5.239% due 07/25/2036 •		3	3
5.279% due 08/25/2046 •		2,934	2,654
5.309% due 12/25/2036 •		15	15
5.389% due 02/25/2037 •		254	249
6.815% due 04/25/2035 •		1	1

Synchrony Card Funding LLC
4.930% due 07/15/2030		10,900	11,127

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	5,853	6,515

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		$1,697	1,711

Upstart Pass-Through Trust
3.800% due 04/20/2030		2,108	2,087

Upstart Securitization Trust
3.120% due 03/20/2032		750	748
5.500% due 06/20/2032		4,541	4,535

Venture CLO Ltd.
6.444% due 10/20/2028 •		480	480
6.594% due 07/20/2030 •		3,049	3,051

Vibrant CLO Ltd.
7.244% due 07/20/2032 •		9,125	9,140

WaMu Asset-Backed Certificates WaMu Trust
5.194% due 05/25/2037 •		88	84
5.209% due 05/25/2037 •		380	344

Washington Mutual Asset-Backed Certificates Trust
5.089% due 11/25/2036 •		695	237
5.279% due 08/25/2036 •		1,646	1,587

Wells Fargo Home Equity Asset-Backed Securities Trust
5.719% due 12/25/2035 •		326	324

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		3,537	3,547
6.012% due 10/15/2026 •		3,360	3,363

World Omni Auto Receivables Trust
5.570% due 12/15/2026		947	949

Total Asset-Backed Securities (Cost $878,623)			831,897

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.3%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	57,600	$10,024

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	103,914	4,607
3.000% due 12/03/2026 (f)		103,914	4,978
4.000% due 11/30/2028 (f)		21,937	1,077
4.000% due 08/24/2034 (f)		238,343	11,273

Peru Government International Bond
5.400% due 08/12/2034	PEN	1,000	254
6.150% due 08/12/2032		77,100	21,132
6.900% due 08/12/2037		2,200	612
6.950% due 08/12/2031		3,300	953
7.300% due 08/12/2033		3,300	963
7.600% due 08/12/2039		1,300	383

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	54,500	2,826
8.000% due 01/31/2030		73,400	4,102
8.250% due 03/31/2032		33,700	1,829
8.500% due 01/31/2037		44,000	2,213
9.000% due 01/31/2040		200,500	10,162

Turkey Government International Bond
51.594% due 05/20/2026 ~	TRY	800	24
51.594% due 08/19/2026 ~		700	21
51.594% due 05/17/2028 ~		104,700	3,043

Total Sovereign Issues (Cost $78,162)			80,476

		SHARES

COMMON STOCKS 2.0%

COMMUNICATION SERVICES 0.4%

Comcast Corp. ‘A’		217,337	9,078

CONSUMER STAPLES 0.5%

Procter & Gamble Co.		68,324	11,834

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.4%

AbbVie, Inc.	53,098	$10,486

INFORMATION TECHNOLOGY 0.7%

Apple, Inc.	73,530	17,132

Total Common Stocks (Cost $48,530)		48,530

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 27.4%

COMMERCIAL PAPER 2.2%

AES Corp.
5.300% due 10/29/2024	$10,200	10,158

Arrow Electronics, Inc.
5.200% due 10/11/2024	12,050	12,031

Bacardi Martini BV
5.300% due 10/31/2024	320	318
5.600% due 10/10/2024	3,750	3,744
5.700% due 10/17/2024	2,500	2,494

Crown Castle, Inc.
5.720% due 10/01/2024	11,590	11,588

Harley-Davidson Financial Services, Inc.
5.600% due 12/03/2024	700	694

Jabil, Inc.
5.250% due 10/04/2024	1,300	1,299

L3Harris Technologies, Inc.
5.000% due 10/22/2024	6,290	6,271

Southern California Edison Co.
5.500% due 10/04/2024	5,780	5,777

		54,374

REPURCHASE AGREEMENTS (g) 24.8%

		602,358

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
5.170% due 10/01/2024 - 12/19/2024 (d)(e)(k)	$8,789	$8,750

Total Short-Term Instruments (Cost $665,634)		665,482

Total Investments in Securities (Cost $3,642,837)		3,566,296

	SHARES

INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short Asset Portfolio	12,354,148	120,601

PIMCO Short-Term Floating NAV Portfolio III	3,106	30

Total Short-Term Instruments (Cost $120,118)		120,631

Total Investments in Affiliates (Cost $120,118)		120,631

Total Investments 151.7% (Cost $3,762,955)		$3,686,927

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $35,477)		(5,966)

Other Assets and Liabilities, net (51.5)%		(1,249,789)

Net Assets 100.0%		$2,431,172

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.930%	09/30/2024	10/01/2024	$239,000	U.S. Treasury Notes 0.375% due 11/30/2025	$(243,636)	$239,000	$239,033
	4.950	10/01/2024	10/02/2024	258,200	U.S. Treasury Notes 4.875% due 11/30/2025	(263,362)	258,200	258,200
	4.980	09/30/2024	10/01/2024	39,700	U.S. Treasury Notes 3.500% due 09/15/2025	(40,477)	39,700	39,705
	5.250	09/30/2024	10/01/2024	13,700	U.S. Treasury Notes 0.750% due 08/31/2026	(13,972)	13,700	13,702

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
TOR	4.250%	09/26/2024	10/04/2024	CAD	70,000	Province of Ontario 2.550% - 3.450% due 06/02/2045 - 12/02/2052	$(53,690)	$51,758	$51,788

Total Repurchase Agreements							$(615,137)	$602,358	$602,428

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.7)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$97,800	$(91,607)	$(91,156)

Total Short Sales (3.7)%				$(91,607)	$(91,156)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$550,640	$0	$0	$550,640	$(561,447)	$(10,807)
TOR	51,788	0	0	51,788	(53,339)	(1,551)

Total Borrowings and Other Financing Transactions	$602,428	$0	$0

Cash of $352 has been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(8,398) at a weighted average interest rate of 5.430%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	19	$19	$(10)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	19	19	(9)	(2)

Total Written Options					$(19)	$(3)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	768	$159,930	$129	$0	$(288)
U.S. Treasury 5-Year Note December Futures	12/2024	3,485	382,942	629	0	(1,279)
U.S. Treasury 10-Year Note December Futures	12/2024	1,821	208,106	216	0	(825)
U.S. Treasury 10-Year Ultra December Futures	12/2024	739	87,421	13	0	(381)
U.S. Treasury 30-Year Bond December Futures	12/2024	273	33,903	(57)	0	(188)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	5	665	(8)	0	(4)

				$922	$0	$(2,965)

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	467	$(112,033)	$(345)	$105	$0
3-Month SOFR Active Contract September Futures	12/2024	467	(111,228)	(251)	26	0
Euro-Bund 10-Year Bond December Futures	12/2024	51	(7,659)	(113)	0	(25)
Euro-Buxl 30-Year Bond December Futures	12/2024	19	(2,882)	(28)	0	(23)

				$(737)	$131	$(48)

Total Futures Contracts				$185	$131	$(3,013)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.295%	$	500	$6	$(2)	$4	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.341		7,100	114	(33)	81	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.474		2,200	(12)	53	41	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.101		5,100	34	45	79	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.110		500	6	4	10	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.412		4,890	970	(482)	488	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.885		5,855	705	140	845	0	(9)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.215	EUR	200	(19)	21	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	$	2,900	9	(3)	6	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.420	EUR	13,300	160	(52)	108	0	(2)

							$1,973	$(309)	$1,664	$0	$(15)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	114,540	$1,861	$619	$2,480	$0	$(61)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		800	(4)	51	47	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	3	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	4,890,000	(22)	(630)	(652)	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	175,700	2,595	(1,338)	1,257	119	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		870	(9)	6	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		173,400	(478)	(220)	(698)	277	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		6,300	0	(42)	(42)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		800	0	(5)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	(313)	776	265	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		48,500	440	(1,256)	(816)	134	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		79,900	323	(2,392)	(2,069)	198	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		57,910	1,834	(334)	1,500	0	(159)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		94,750	1,270	624	1,894	276	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		119,200	2,574	14,233	16,807	332	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	(689)	199	320	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,700	89	(1,099)	(1,010)	81	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		99,200	10,326	1,023	11,349	285	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		151,410	9,642	(5,230)	4,412	461	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		410	(2)	(22)	(24)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		94,500	(1,269)	(1,696)	(2,965)	298	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,700	(6)	(93)	(99)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,300	(5)	(50)	(55)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		1,600	(6)	(54)	(60)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		1,600	(6)	(39)	(45)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,600	(6)	(19)	(25)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,800	(6)	(25)	(31)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		1,300	(4)	(20)	(24)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		1,700	(6)	(25)	(31)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,700	(6)	(26)	(32)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,300	(5)	(24)	(29)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		2,100	(9)	(37)	(46)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		1,700	(7)	(32)	(39)	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.643%	Annual	08/28/2034		$1,600	$(6)	$(35)	$(41)	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		700	(3)	(5)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		1,700	(6)	(20)	(26)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		1,400	(5)	(18)	(23)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		700	(3)	(1)	(4)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		1,300	(5)	(3)	(8)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		1,150	(6)	16	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		900	(4)	11	7	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		1,000	(4)	8	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,900	(8)	16	8	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,100	(4)	13	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,600	(6)	17	11	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		115,550	(726)	(3,772)	(4,498)	351	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		43,400	719	(2,260)	(1,541)	153	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		24,400	381	(1,414)	(1,033)	91	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		22,900	349	(1,296)	(947)	95	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		2,100	(516)	(101)	(617)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	1,498	2,922	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		24,890	(558)	(256)	(814)	100	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		69,050	1,079	(4,033)	(2,954)	263	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	EUR	1,290	(2)	(32)	(34)	0	(4)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		2,900	(5)	(6)	(11)	0	(8)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,000	(3)	(30)	(33)	0	(6)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		400	(1)	(11)	(12)	0	(2)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		800	(2)	(15)	(17)	0	(5)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,100	(3)	(20)	(23)	0	(6)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		900	(2)	(1)	(3)	0	(3)
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		39,044	256	423	679	228	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		16,474	79	(81)	(2)	0	(171)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	61,000	34	1,534	1,568	0	(119)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	1,100	(2)	(65)	(67)	0	(3)
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		1,200	(3)	(66)	(69)	0	(3)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		1,200	(2)	(54)	(56)	0	(3)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,600	(3)	(55)	(58)	0	(5)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(58)	(61)	0	(3)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(60)	(63)	0	(4)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(75)	(79)	0	(5)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(70)	(73)	0	(5)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(63)	(66)	0	(6)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	(15)	(17)	0	(4)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	49,960	(172)	(226)	(398)	0	(24)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		42,640	(147)	(201)	(348)	0	(21)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		92,600	0	1,198	1,198	46	0

							$33,168	$(8,844)	$24,324	$4,676	$(637)

Total Swap Agreements							$35,141	$(9,153)	$25,988	$4,676	$(652)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$131	$4,676	$4,807		$(3)	$(3,013)	$(652)	$(3,668)

(i)

Securities with an aggregate market value of $79,508 and cash of $17,950 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$4,308	CNH	30,847	$100	$0

BOA	10/2024	HKD	4,836		$621	0	(1)
	10/2024	KRW	4,677,274		3,498	0	(52)
	10/2024	PEN	1,344		358	0	(4)
	10/2024		$13	CHF	11	0	0
	10/2024		955	ILS	3,495	0	(17)
	10/2024		1,784	PLN	6,925	16	(1)
	10/2024		9,596	ZAR	176,112	584	0
	11/2024	PEN	807		$215	0	(3)

BPS	10/2024	BRL	16,157		2,875	0	(91)
	10/2024	CAD	70,065		52,013	204	0
	10/2024	CNH	57,849		8,079	0	(187)
	10/2024	EUR	4,217		4,671	0	(23)
	10/2024	HKD	17,205		2,209	0	(5)
	10/2024	JPY	3,998,709		27,771	0	(51)
	10/2024	KRW	14,240,577		10,641	0	(166)
	10/2024	PLN	13,061		3,409	15	0
	10/2024		$2,966	BRL	16,157	0	0
	10/2024		5,753	CNH	41,122	124	0
	10/2024		3,727	DKK	24,922	0	(5)
	10/2024		99	HUF	35,674	1	0
	10/2024		15,342	NZD	24,650	318	0
	10/2024	ZAR	27,849		$1,612	2	0
	11/2024	CNH	104,540		14,483	0	(488)
	11/2024	DKK	24,879		3,727	5	0
	11/2024	TWD	175,922		5,517	0	(68)
	11/2024		$3,409	PLN	13,070	0	(16)
	11/2024		1,473	TWD	46,927	17	0
	12/2024	MXN	182,339		$9,256	132	(31)
	01/2025		$1,622	BRL	9,120	33	0

BRC	10/2024	BRL	7,608		$1,396	0	0
	10/2024	CNH	6,732		928	0	(34)
	10/2024	GBP	23,436		30,918	0	(415)
	10/2024	IDR	323,676		21	0	0
	10/2024	ILS	3,245		872	3	(2)
	10/2024	NZD	7,341		4,638	0	(26)
	10/2024		$1,347	BRL	7,608	49	0
	10/2024		49	CHF	42	0	0
	10/2024		2,800	GBP	2,127	44	0
	10/2024		200	ILS	751	2	0
	10/2024		5,296	PLN	20,331	0	(16)
	10/2024		7,190	SEK	72,748	0	(27)
	11/2024	CHF	42		$49	0	0
	11/2024	DKK	181		27	0	0
	11/2024	SEK	72,631		7,190	27	0
	11/2024		$4,638	NZD	7,341	26	0
	11/2024		3	PLN	12	0	0
	12/2024	MXN	80		$4	0	0
	12/2024	TRY	117,858		3,142	0	(46)
	12/2024		$6,199	TRY	233,095	73	0
	01/2025	TRY	918		$24	0	0

BSH	10/2024	PEN	2,510		669	0	(8)

CBK	10/2024	CAD	1,826		1,351	1	0
	10/2024	ILS	7,502		2,005	11	(19)
	10/2024	KRW	16,036,374		11,993	0	(173)
	10/2024	PEN	36,270		9,690	0	(92)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	THB	23,468		$706	$0	$(24)
	10/2024		$1,366	AUD	2,031	38	0
	10/2024		3,317	CNH	23,512	43	0
	10/2024		742	DKK	4,955	0	(2)
	10/2024		11,599	IDR	179,594,655	211	0
	10/2024		547	ILS	2,033	0	(2)
	10/2024		34,389	INR	2,892,328	96	0
	10/2024		2,082	ZAR	37,934	111	0
	11/2024	BRL	18,251		$3,250	0	(88)
	11/2024	CNH	184,739		25,726	0	(729)
	11/2024	DKK	4,947		742	2	0
	11/2024	PEN	12,789		3,431	0	(17)
	11/2024	TWD	672,837		21,131	8	(236)
	12/2024	MXN	74,861		3,859	108	(6)
	12/2024	PEN	1,282		339	0	(7)
	02/2025		17,073		4,570	0	(29)

FAR	10/2024	BRL	8,525		1,565	0	0
	10/2024	JPY	316,301		2,202	2	0
	10/2024	NZD	17,310		10,881	0	(116)
	10/2024		$1,543	BRL	8,525	22	0
	10/2024		172,506	EUR	154,268	0	(783)
	10/2024		46,916	JPY	6,758,711	109	0
	11/2024	EUR	154,268		$172,743	784	0
	11/2024	JPY	6,727,559		46,916	0	(110)
	11/2024		$10,882	NZD	17,310	117	0
	12/2024	PEN	8,044		$2,119	0	(49)

GLM	10/2024	AUD	739		498	0	(13)
	10/2024		$837	CNH	6,009	22	0
	10/2024		4,861	IDR	75,098,638	77	0
	10/2024		3,030	INR	254,853	8	0
	10/2024		5,267	PLN	20,905	164	0
	10/2024		1,199	SGD	1,559	14	0
	11/2024	MXN	44,785		$2,241	0	(13)
	11/2024	TWD	598		19	0	0
	12/2024	MXN	23,279		1,173	5	0
	02/2025		60,754		2,984	0	(40)
	04/2025	BRL	56,100		10,069	39	(6)
	04/2025	DKK	39,920		5,902	0	(113)

JPM	10/2024	CNH	82,118		11,475	0	(260)
	10/2024	DKK	56,312		8,418	9	0
	10/2024	GBP	736		967	0	(17)
	10/2024	ILS	10,863		2,961	46	0
	10/2024	KRW	5,768,896		4,316	0	(62)
	10/2024		$4,353	CNH	31,040	82	0
	10/2024		7,802	DKK	52,031	0	(33)
	10/2024		1,422	IDR	21,989,511	25	0
	10/2024		1,245	INR	104,305	0	(1)
	10/2024		897	NOK	9,493	2	0
	10/2024		10,798	PLN	41,861	77	(4)
	10/2024		756	ZAR	13,929	49	0
	10/2024	ZAR	25,616		$1,402	0	(79)
	11/2024	CNH	6,400		905	0	(11)
	11/2024	DKK	51,941		7,802	32	0
	11/2024	NOK	9,490		897	0	(2)
	11/2024	TWD	137,852		4,284	0	(92)
	11/2024		$4,739	TWD	150,750	47	0
	12/2024	MXN	17,405		$890	16	0
	12/2024		$6,220	TRY	234,759	143	0
	04/2025	BRL	1,500		$267	0	(1)

MBC	10/2024	AUD	535		356	0	(13)
	10/2024	JPY	3,079,826		21,356	0	(73)
	10/2024	KRW	18,509,023		13,856	0	(189)
	10/2024	NOK	8,326		791	2	0
	10/2024	PLN	6,794		1,782	17	0
	10/2024		$34,677	CAD	46,590	0	(228)
	10/2024		5,727	EUR	5,156	12	0
	10/2024		29,454	GBP	22,045	31	(12)
	10/2024		1,304	IDR	20,206,182	25	0
	10/2024		3,806	JPY	544,600	0	(17)
	10/2024		36	NOK	375	0	0

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$12,057	SGD	15,489	$0	$(5)
	11/2024	CAD	46,552		$34,677	228	0
	11/2024	GBP	21,048		28,151	11	0
	11/2024	NOK	375		36	0	0
	11/2024	SGD	15,463		12,057	5	0
	11/2024	TWD	138,002		4,308	0	(73)
	11/2024		$3,350	CNH	23,790	56	0
	11/2024		7,379	PLN	28,498	37	(17)

MYI	10/2024	CHF	1,191		$1,405	0	(2)
	10/2024	DKK	40,956		6,103	0	(13)
	10/2024	EUR	155,207		172,976	208	0
	10/2024	KRW	7,089,820		5,301	0	(79)
	10/2024	NOK	1,543		147	1	0
	10/2024	SEK	72,766		7,106	0	(59)
	10/2024	SGD	17,046		13,091	0	(172)
	10/2024		$1,532	CHF	1,293	0	(4)
	10/2024		7,347	DKK	49,161	0	(6)
	10/2024		1,334	IDR	20,679,645	26	0
	11/2024	DKK	49,076		$7,347	6	0
	11/2024	TWD	88,992		2,831	6	0
	04/2025	DKK	45,100		6,658	0	(136)
	04/2025		$18,698	DKK	125,095	148	0

RBC	11/2024	TWD	98,225		$3,105	0	(13)
	12/2024	MXN	45,656		2,298	6	0

SCX	10/2024	DKK	33,982		5,058	0	(16)
	10/2024	JPY	10,367		72	0	0
	10/2024	PEN	7,774		2,066	0	(30)
	10/2024		$13,082	INR	1,099,509	27	0
	11/2024	CNH	57,520		$7,941	0	(296)
	11/2024	TWD	25,804		799	0	(20)

TOR	10/2024	AUD	48,973		33,214	0	(644)
	10/2024	CAD	44,731		33,234	159	0
	10/2024		$33,076	AUD	48,216	258	0
	11/2024	AUD	48,216		$33,093	0	(259)
	11/2024	CNH	11,199		1,587	0	(16)

UAG	10/2024	CHF	45,504		54,163	398	0
	10/2024		$53,464	CHF	45,349	118	0
	10/2024		4,148	PLN	16,115	37	0
	10/2024		2,255	ZAR	41,258	130	0
	11/2024	CHF	45,180		$53,464	0	(120)
	11/2024	TWD	454,382		14,398	0	(26)
	11/2024		$271	PLN	1,036	0	(2)
	04/2025	DKK	40,100		$5,915	0	(126)

Total Forward Foreign Currency Contracts						$6,247	$(7,678)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	124,100	$72	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	124,100	110	3

Total Purchased Options							$182	$3

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	1,300	$ (4)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,300	(4)	(5)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	900	(2)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	900	(2)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	1,300	(2)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	1,300	(2)	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135%	10/28/2024	2,300	$(8)	$(8)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	2,300	(8)	(7)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	2,300	(8)	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	2,300	(8)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	2,300	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	2,300	(8)	(8)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	1,900	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	1,900	(7)	(3)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	1,500	(5)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	1,500	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	1,400	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	1,400	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,800	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,800	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	3,000	(10)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	3,000	(10)	(10)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	1,800	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	1,800	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.540	10/03/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	GBP-SONIO	Pay	3.850	10/03/2024	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	1,400	(6)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	1,400	(5)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	1,600	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	800	(3)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	1,600	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	800	(3)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	1,500	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	1,500	(4)	(5)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	2,000	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	2,000	(6)	(6)

Total Written Options							$(197)	$(150)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.256%	EUR	1,600	$370	$(265)	$105	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	RU20INTR Index	1,854	5.150% (FEDL01 plus a specified spread)	Monthly	10/02/2024	$	22,130	$0	$64	$64	$0
	Receive	RADMFENT Index	97	4.950% (FEDL01 plus a specified spread)	Monthly	10/16/2024		186	0	(1)	0	(1)
	Receive	RADMFENT Index	3,984	5.310% (FEDL01 plus a specified spread)	Monthly	10/16/2024		7,142	0	(29)	0	(29)
	Receive	RADMFENT Index	34,347	5.310% (FEDL01 plus a specified spread)	Monthly	11/06/2024		61,575	0	(246)	0	(246)
	Receive	RADMFENT Index	30,497	5.270% (FEDL01 plus a specified spread)	Monthly	02/05/2025		54,673	0	(254)	0	(254)
	Receive	RADMFENT Index	16,192	5.280% (FEDL01 plus a specified spread)	Monthly	03/05/2025		29,028	0	(116)	0	(116)
	Receive	RADMFENT Index	15,744	5.300% (FEDL01 plus a specified spread)	Monthly	04/16/2025		28,225	0	(113)	0	(113)
	Receive	RADMFUNT Index	2,554	5.170% (FEDL01 plus a specified spread)	Monthly	08/06/2025		4,902	0	(20)	0	(20)

CBK	Receive	ERADXULT Index	4,546	5.460% (FEDL01 plus a specified spread)	Monthly	01/08/2025		12,589	0	(53)	0	(53)
	Receive	NDUEEGF Index	68,045	5.070% (FEDL01 plus a specified spread)	Monthly	04/02/2025		42,449	0	(160)	0	(160)

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

JPM	Receive	RU20INTR Index	2,322	5.260% (FEDL01 plus a specified spread)	Monthly	01/15/2025	$	27,910	$0	$(93)	$0	$(93)
	Receive	ERADXULT Index	27,260	5.555% (FEDL01 plus a specified spread)	Monthly	03/05/2025		75,492	0	(324)	0	(324)
	Receive	RADMFENT Index	4,396	4.970% (FEDL01 plus a specified spread)	Monthly	04/16/2025		10,635	0	(41)	0	(41)
	Receive	RADMFENT Index	14,317	5.060% (FEDL01 plus a specified spread)	Monthly	05/21/2025		27,477	0	(109)	0	(109)
	Receive	RADMFENT Index	58,034	5.130% (FEDL01 plus a specified spread)	Monthly	06/04/2025		111,379	0	(431)	0	(431)
	Receive	RADMFENT Index	26,502	5.200% (FEDL01 plus a specified spread)	Monthly	06/04/2025		50,863	0	(173)	0	(173)
	Receive	RADMFUNT Index	15,918	5.010% (FEDL01 plus a specified spread)	Monthly	07/09/2025		38,511	0	(151)	0	(151)
	Receive	RADMFENT Index	95,858	5.450% (FEDL01 plus a specified spread)	Monthly	09/03/2025		171,847	0	(613)	0	(613)
	Receive	ERADXULT Index	886	5.730% (FEDL01 plus a specified spread)	Maturity	10/01/2025		2,373	0	70	70	0

MBC	Receive	NDDUEAFE Index	4,622	5.315% (FEDL01 plus a specified spread)	Monthly	10/02/2024		40,279	0	203	203	0
	Receive	NDUEEGF Index	7,891	5.360% (FEDL01 plus a specified spread)	Monthly	08/20/2025		4,923	0	(20)	0	(20)

MEI	Receive	NDUEEGF Index	22,526	4.930% (FEDL01 plus a specified spread)	Monthly	11/06/2024		14,053	0	(52)	0	(52)
	Receive	ERAEMLT Index	3,817	5.860% (FEDL01 plus a specified spread)	Monthly	03/05/2025		19,941	0	(88)	0	(88)
	Receive	ERAEMLT Index	23,175	5.940% (FEDL01 plus a specified spread)	Monthly	07/02/2025		121,071	0	(512)	0	(512)
	Receive	NDDUEAFE Index	14,853	5.110% (FEDL01 plus a specified spread)	Monthly	08/20/2025		130,634	0	(518)	0	(518)

MYI	Receive	ERAUSST Index	6,431	5.060% (FEDL01 plus a specified spread)	Monthly	10/16/2024		47,512	0	(187)	0	(187)
	Receive	ERADXULT Index	12,177	5.430% (FEDL01 plus a specified spread)	Monthly	03/05/2025		33,722	0	(141)	0	(141)
	Receive	ERAUSLT Index	57,293	5.340% (FEDL01 plus a specified spread)	Monthly	03/05/2025		34,754	0	(145)	0	(145)
	Receive	ERADXULT Index	910	5.615% (FEDL01 plus a specified spread)	Monthly	04/16/2025		2,520	0	(9)	0	(9)
	Receive	NDDUEAFE Index	3,758	5.050% (FEDL01 plus a specified spread)	Monthly	04/16/2025		33,052	0	(132)	0	(132)
	Receive	ERAUSLT Index	50,976	5.340% (FEDL01 plus a specified spread)	Monthly	05/07/2025		30,922	0	(129)	0	(129)
	Receive	NDDUEAFE Index	266	5.020% (FEDL01 plus a specified spread)	Monthly	05/21/2025		2,339	0	(9)	0	(9)
	Receive	NDDUEAFE Index	13,608	5.135% (FEDL01 plus a specified spread)	Monthly	06/04/2025		119,685	0	(484)	0	(484)
	Receive	NDDUEAFE Index	3,096	5.180% (FEDL01 plus a specified spread)	Monthly	06/04/2025		27,230	0	(41)	0	(41)
	Receive	ERAUSST Index	6,995	5.190% (FEDL01 plus a specified spread)	Monthly	07/16/2025		51,679	0	(193)	0	(193)

RBC	Receive	ERAUSST Index	6,264	5.210% (FEDL01 plus a specified spread)	Monthly	01/08/2025		46,278	0	(214)	0	(214)
	Receive	RU20INTR Index	429	5.200% (FEDL01 plus a specified spread)	Monthly	01/08/2025		5,156	0	(5)	0	(5)
	Receive	RU20INTR Index	3,376	5.080% (FEDL01 plus a specified spread)	Monthly	02/19/2025		40,579	0	(163)	0	(163)

									$0	$(5,632)	$337	$(5,969)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Pay	Abbvie,Inc.	53,098	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$	10,486	$0	$0	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Pay	Apple, Inc.	73,530	5.600% (FEDL01 plus a specified spread)	Maturity	10/30/2024	$	17,132	$0	$0	$0	$0
	Pay	Comcast Corp.	217,337	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024		9,078	0	0	0	0
	Pay	Procter and Gamble,Co.	68,324	5.600% (FEDL01 plus a specified spread)	Monthly	10/30/2024		11,834	0	0	0	0

									$0	$0	$0	$0

Total Swap Agreements									$370	$(5,897)	$442	$(5,969)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$100	$0	$0	$100	$0	$0	$0	$0	$100	$0	$100
BOA	600	0	0	600	(78)	(6)	0	(84)	516	(420)	96
BPS	851	0	64	915	(1,131)	(5)	(779)	(1,915)	(1,000)	(7,828)	(8,828)
BRC	224	0	0	224	(566)	(10)	0	(576)	(352)	334	(18)
BSH	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
CBK	629	0	0	629	(1,424)	0	(213)	(1,637)	(1,008)	(1,863)	(2,871)
FAR	1,034	0	0	1,034	(1,058)	(45)	0	(1,103)	(69)	0	(69)
GLM	329	0	0	329	(185)	(44)	0	(229)	100	0	100
JPM	528	0	175	703	(562)	(20)	(1,935)	(2,517)	(1,814)	(22,478)	(24,292)
MBC	424	0	203	627	(627)	0	(20)	(647)	(20)	(550)	(570)
MEI	0	0	0	0	0	0	(1,170)	(1,170)	(1,170)	(10,070)	(11,240)
MYC	0	3	0	3	0	(7)	0	(7)	(4)	(100)	(104)
MYI	395	0	0	395	(471)	0	(1,470)	(1,941)	(1,546)	(7,016)	(8,562)
RBC	6	0	0	6	(13)	0	(382)	(395)	(389)	0	(389)
SCX	27	0	0	27	(362)	0	0	(362)	(335)	133	(202)
TOR	417	0	0	417	(919)	0	0	(919)	(502)	521	19
UAG	683	0	0	683	(274)	(13)	0	(287)	396	(21)	375

Total Over the Counter	$6,247	$3	$442	$6,692	$(7,678)	$(150)	$(5,969)	$(13,797)

(k)

Securities with an aggregate market value of $988 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$131	$131
Swap Agreements	0	0	0	0	4,676	4,676

	$0	$0	$0	$0	$4,807	$4,807

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,247	$0	$6,247
Purchased Options	0	0	0	0	3	3
Swap Agreements	0	105	337	0	0	442

	$0	$105	$337	$6,247	$3	$6,692

	$0	$105	$337	$6,247	$4,810	$11,499

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	3,013	3,013
Swap Agreements	0	15	0	0	637	652

	$0	$15	$0	$0	$3,653	$3,668

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,678	$0	$7,678
Written Options	0	0	0	0	150	150
Swap Agreements	0	0	5,969	0	0	5,969

	$0	$0	$5,969	$7,678	$150	$13,797

	$0	$15	$5,969	$7,678	$3,803	$17,465

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$216	$216
Futures	0	0	(5,009)	0	18,172	13,163
Swap Agreements	0	578	0	0	14,720	15,298

	$0	$578	$(5,009)	$0	$33,108	$28,677

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(264)	$0	$(264)
Purchased Options	0	0	0	0	(52)	(52)
Written Options	0	0	0	0	1,167	1,167
Swap Agreements	0	44	89,499	0	0	89,543

	$0	$44	$89,499	$(264)	$1,115	$90,394

	$0	$622	$84,490	$(264)	$34,223	$119,071

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(6)	$(6)
Futures	0	0	1,537	0	(19)	1,518
Swap Agreements	0	(382)	0	0	(61,176)	(61,558)

	$0	$(382)	$1,537	$0	$(61,201)	$(60,046)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,162)	$0	$(8,162)
Purchased Options	0	0	0	0	(344)	(344)
Written Options	0	0	0	0	(79)	(79)
Swap Agreements	0	(34)	165	0	0	131

	$0	$(34)	$165	$(8,162)	$(423)	$(8,454)

	$0	$(416)	$1,702	$(8,162)	$(61,624)	$(68,500)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,297	$1,297
Corporate Bonds & Notes
Banking & Finance	0	194,207	0	194,207
Industrials	0	41,749	0	41,749
Utilities	0	24,926	0	24,926
Municipal Bonds & Notes
California	0	1,923	0	1,923
Illinois	0	380	0	380
Nebraska	0	22	0	22
Ohio	0	64	0	64
Pennsylvania	0	6	0	6
Washington	0	698	0	698
U.S. Government Agencies	0	1,207,476	0	1,207,476
U.S. Treasury Obligations	0	230,161	0	230,161
Non-Agency Mortgage-Backed Securities	0	237,002	0	237,002
Asset-Backed Securities	0	831,897	0	831,897
Sovereign Issues	0	80,476	0	80,476
Common Stocks
Communication Services	9,078	0	0	9,078
Consumer Staples	11,834	0	0	11,834
Health Care	10,486	0	0	10,486
Information Technology	17,132	0	0	17,132
Short-Term Instruments
Commercial Paper	0	54,374	0	54,374
Repurchase Agreements	0	602,358	0	602,358
U.S. Treasury Bills	0	8,750	0	8,750

	$48,530	$3,516,469	$1,297	$3,566,296

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$120,631	$0	$0	$120,631

Total Investments	$169,161	$3,516,469	$1,297	$3,686,927

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(91,156)	$0	$(91,156)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,807	0	4,807
Over the counter	0	6,692	0	6,692

	$0	$11,499	$0	$11,499

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	(3,620)	0	(3,668)
Over the counter	0	(13,797)	0	(13,797)

	$(48)	$(17,417)	$0	$(17,465)

Total Financial Derivative Instruments	$(48)	$(5,918)	$0	$(5,966)

Totals	$169,113	$3,419,395	$1,297	$3,589,805

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.4%

CORPORATE BONDS & NOTES 11.1%

BANKING & FINANCE 9.2%

American Express Co.
5.284% due 07/26/2035 •		$400	$417

Athene Global Funding
5.620% due 05/08/2026		800	813

Bank of America Corp.
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	302

Bank of America NA
5.819% (SOFRRATE + 0.780%) due 08/18/2025 ~		700	703

Bank of Nova Scotia
5.450% due 08/01/2029		800	837

Barclays PLC
6.224% due 05/09/2034 •		1,000	1,078

Citibank NA
5.488% due 12/04/2026		1,900	1,955

Credit Suisse AG AT1 Claim		400	51

Equinix, Inc.
1.550% due 03/15/2028		100	91

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	150	165

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$400	407
7.350% due 11/04/2027		200	212

GLP Capital LP
5.625% due 09/15/2034		100	102

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		200	191
3.500% due 11/16/2026		500	493
3.615% due 03/15/2028 •		800	787
5.798% due 08/10/2026 •		1,000	1,009
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		200	201
6.758% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	409

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	206

Jackson National Life Global Funding
5.600% due 04/10/2026		500	507

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		200	191
1.578% due 04/22/2027 •		300	288
3.782% due 02/01/2028 •		300	297
3.960% due 01/29/2027 •		400	398
5.040% due 01/23/2028 •		200	203

JPMorgan Chase Bank NA
5.110% due 12/08/2026		400	409

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •		400	422

Morgan Stanley
5.050% due 01/28/2027 •		2,100	2,120

Nomura Holdings, Inc.
5.783% due 07/03/2034		200	210

Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	6,167	770

Prologis LP
5.000% due 01/31/2035		$200	205

Royal Bank of Canada
4.875% due 01/19/2027		200	204
4.969% due 08/02/2030 •		400	410

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		200	204

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		200	212

UBS Group AG
6.246% due 09/22/2029 •		200	212

VICI Properties LP
4.750% due 02/15/2028		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
2.188% due 04/30/2026 •		$200	$197
2.393% due 06/02/2028 •		100	95
3.196% due 06/17/2027 •		400	393

			18,477

INDUSTRIALS 1.2%

Bayer U.S. Finance LLC
6.500% due 11/21/2033		200	217

Carrier Global Corp.
4.375% due 05/29/2025	EUR	100	112

CVS Pass-Through Trust
6.943% due 01/10/2030		$54	56

Daimler Truck Finance North America LLC
5.200% due 01/17/2025		500	500

Hyundai Capital America
6.288% due 08/04/2025 •		800	804

Occidental Petroleum Corp.
5.550% due 10/01/2034		500	508

United Airlines Pass-Through Trust
5.450% due 08/15/2038		100	104

			2,301

UTILITIES 0.7%

Eversource Energy
5.850% due 04/15/2031		700	744

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		100	101

Southern California Edison Co.
4.875% due 02/01/2027		200	203
5.150% due 06/01/2029		400	415

			1,463

Total Corporate Bonds & Notes (Cost $21,422)			22,241

MUNICIPAL BONDS & NOTES 0.2%

WASHINGTON 0.2%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		335	368

Total Municipal Bonds & Notes (Cost $355)			368

U.S. GOVERNMENT AGENCIES 52.5%

Fannie Mae
4.000% due 04/25/2041		436	425
5.745% due 07/25/2037 - 09/25/2042 •		5	5
5.775% due 07/25/2037 •		5	6
5.795% due 09/25/2035 •		11	11
5.805% due 09/25/2035 •		24	24
6.115% due 06/25/2037 •		48	48

Freddie Mac
5.837% due 03/15/2037 •		42	41
6.157% due 08/15/2037 •		69	69
6.167% due 10/15/2037 •		11	11
6.177% due 05/15/2037 - 09/15/2037 •		78	78

U.S. Small Business Administration
4.430% due 05/01/2029		7	7

Uniform Mortgage-Backed Security
4.500% due 12/01/2052		553	544
5.000% due 02/01/2053 - 12/01/2053		3,678	3,681
5.500% due 06/01/2053 - 07/01/2053		1,113	1,127
6.000% due 02/01/2054 - 08/01/2054		8,799	8,996
6.500% due 07/01/2026 - 12/01/2026		4	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	$4,800	$4,309
4.000% due 11/01/2054	12,470	11,987
4.500% due 10/01/2054	8,600	8,455
5.000% due 11/01/2054	6,060	6,057
5.500% due 11/01/2054	6,300	6,373
6.000% due 11/01/2054	15,200	15,535
6.500% due 11/01/2054	36,480	37,593

Total U.S. Government Agencies (Cost $105,320)		105,385

U.S. TREASURY OBLIGATIONS 14.4%

U.S. Treasury Bonds
4.625% due 05/15/2044	2,700	2,863

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2025 (f)	731	718
0.125% due 10/15/2025	485	476
0.250% due 01/15/2025	4,382	4,329
0.375% due 07/15/2025	7,029	6,929
0.625% due 01/15/2026	662	649
0.625% due 07/15/2032 (f)	1,407	1,318
1.375% due 07/15/2033	1,864	1,838
2.125% due 04/15/2029	2,644	2,718

U.S. Treasury Notes
0.375% due 09/30/2027	800	728
0.500% due 10/31/2027 (h)	300	273
0.625% due 11/30/2027 (f)(h)	1,300	1,186
0.625% due 12/31/2027	100	91
0.750% due 01/31/2028 (f)	5,200	4,743

Total U.S. Treasury Obligations (Cost $28,588)		28,859

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.5%

Ashford Hospitality Trust
6.169% due 04/15/2035 •	680	676

Atrium Hotel Portfolio Trust
6.894% due 12/15/2036 •	5,000	4,854

Banc of America Mortgage Trust
6.192% due 07/25/2035 ~	15	14

Bear Stearns Adjustable Rate Mortgage Trust
6.055% due 11/25/2034 ~	2	2

Bear Stearns ALT-A Trust
5.240% due 09/25/2035 ~	50	30
5.779% due 10/25/2035 ~	78	66

BX Trust
5.846% due 04/15/2039 •	881	866
6.087% due 01/17/2039 •	3,000	2,972

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	652	595
6.530% due 05/25/2055 •	572	570

Chase Mortgage Finance Trust
4.578% due 12/25/2035 ~	4	4
4.922% due 09/25/2036 ~	17	13
6.000% due 12/25/2036	23	10

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	1,243	1,244

Colony Mortgage Capital Ltd.
6.711% due 11/15/2038 •	2,900	2,775

Countrywide Alternative Loan Trust
5.349% due 09/25/2046 •	89	85
5.529% due 02/25/2037 •	33	27

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	19	18

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.629% due 02/25/2036 •	233	226

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	4,594	4,626

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •	2,800	2,808

GSR Mortgage Loan Trust
4.771% due 11/25/2035 ~	28	23
6.000% due 02/25/2036	469	194
6.000% due 07/25/2037	119	79

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.337% due 06/19/2036 ~		$113	$58
5.419% due 12/19/2036 •		10	9
5.559% due 06/19/2035 •		68	66
5.559% due 12/19/2036 •		215	202

IndyMac INDX Mortgage Loan Trust
4.129% due 06/25/2036 ~		222	195
5.329% due 02/25/2037 •		131	121

JP Morgan Alternative Loan Trust
4.288% due 05/25/2036 ~		114	65

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		1,500	1,372
6.194% due 02/15/2035 •		873	869
6.363% due 07/05/2033 •		715	674

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		969	951
4.634% due 10/25/2036 ~		50	37
5.074% due 10/25/2036 ~		7	4
5.250% due 11/25/2063 ~		787	796

Legacy Mortgage Asset Trust
4.875% due 10/25/2068 þ		221	221

Lehman Mortgage Trust
6.000% due 09/25/2037		69	66

MASTR Adjustable Rate Mortgages Trust
3.270% due 07/25/2035 ~		16	14

Merrill Lynch Alternative Note Asset Trust
5.569% due 03/25/2037 •		165	40

Merrill Lynch Mortgage Investors Trust
5.370% due 09/25/2035 ~		42	34
6.263% due 05/25/2033 ~		1	1

MFA Trust
5.750% due 11/25/2067 þ		4,119	4,114

Mortgage Equity Conversion Asset Trust
4.410% due 05/25/2042 •		94	92

New Orleans Hotel Trust
6.133% due 04/15/2032 •		2,300	2,265

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ		5	3

OBX Trust
6.120% due 11/25/2062 ~		1,830	1,844

PRKCM Trust
6.584% due 09/25/2058 þ		975	991

Residential Accredit Loans, Inc. Trust
5.269% due 02/25/2037 •		110	96
5.309% due 01/25/2037 •		168	146
5.329% due 07/25/2036 •		422	150
5.339% due 08/25/2036 •		193	175
5.349% due 09/25/2036 •		278	253

Structured Adjustable Rate Mortgage Loan Trust
6.523% due 01/25/2035 •		2	2
7.251% due 02/25/2034 ~		1	1

Thornburg Mortgage Securities Trust
5.789% due 06/25/2047 •		48	43

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	659	884

Towd Point Mortgage Trust
3.750% due 03/25/2058 ~		$1,480	1,442
3.750% due 05/25/2058 ~		740	727
3.750% due 09/25/2062		1,131	1,088

Trinity Square PLC
5.946% due 07/15/2059 ~	GBP	475	638

UBS Commercial Mortgage Trust
5.994% due 02/15/2032 •		$369	368

Visio Trust
6.598% due 10/25/2058 þ		1,240	1,262

WaMu Mortgage Pass-Through Certificates Trust
4.168% due 02/25/2037 ~		30	25

Wells Fargo Mortgage-Backed Securities Trust
6.473% due 12/25/2036 ~		33	32

Total Non-Agency Mortgage-Backed Securities (Cost $44,558)			45,213

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 29.2%

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		$1	$0

Albacore Euro CLO Ltd.
4.754% due 10/18/2034 •	EUR	900	1,000

Ares CLO Ltd.
6.606% due 04/17/2033 •		$1,000	1,001

BHG Securitization Trust
5.320% due 10/17/2035		140	140
5.930% due 10/17/2035		1,700	1,709

Black Diamond CLO DAC
4.548% due 01/20/2032	EUR	1,939	2,161

BMW Canada Auto Trust
5.025% due 04/20/2026	CAD	966	723

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		$900	907

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •		689	689

Carvana Auto Receivables Trust
5.620% due 01/10/2029		300	305
5.710% due 07/10/2028		500	509

CBAM Ltd.
6.567% due 04/17/2031 •		1,771	1,773

Citigroup Mortgage Loan Trust
5.149% due 01/25/2037 •		935	686
5.289% due 12/25/2036 •		737	405

Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
6.130% due 07/15/2026		300	301

Contego CLO DAC
4.715% due 01/25/2034 •	EUR	2,230	2,480

Countrywide Asset-Backed Certificates Trust
5.249% due 04/25/2047 •		$88	86
5.509% due 03/25/2036 •		135	120

CVC Cordatus Loan Fund DAC
4.905% due 10/23/2034 •	EUR	597	665

Diameter Capital CLO Ltd.
6.936% due 04/15/2037 •		$1,000	1,006

Dryden CLO Ltd.
6.963% due 01/15/2031 •		1,600	1,602

Euro-Galaxy CLO DAC
4.492% due 02/15/2034 •	EUR	2,500	2,776

FHF Issuer Trust
5.890% due 06/15/2030		$500	509

Fifth Third Auto Trust
5.800% due 11/16/2026		334	335

First Franklin Mortgage Loan Trust
5.289% due 04/25/2036 •		14	13

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		299	301

Fremont Home Loan Trust
5.289% due 08/25/2036 •		1,871	597

GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027		799	801

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		600	612
6.270% due 08/16/2027		614	618

GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028		400	405

GSAMP Trust
5.069% due 12/25/2046 •		274	136

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		700	696
5.440% due 01/25/2029		1,000	1,021

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		500	509

Long Beach Mortgage Loan Trust
5.269% due 05/25/2036 •		99	53
5.509% due 05/25/2046 •		676	211

Marlette Funding Trust
5.950% due 11/15/2032		416	417

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		$11	$11

Master Credit Card Trust
6.191% due 01/21/2027 •		1,400	1,405

MASTR Asset-Backed Securities Trust
5.069% due 01/25/2037 •		2,470	714
5.179% due 05/25/2037 •		528	510
5.549% due 12/25/2035 •		6	6

Merrill Lynch Mortgage Investors Trust
5.469% due 07/25/2037 •		378	87

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 02/25/2037 •		870	538
5.104% due 11/25/2036 •		768	484
5.179% due 01/25/2037 •		399	181

Morgan Stanley Home Equity Loan Trust
5.069% due 12/25/2036 •		415	203

Navient Private Education Loan Trust
4.100% due 12/16/2058 ~		758	749
6.661% due 07/16/2040 •		1,593	1,597

Nelnet Student Loan Trust
5.409% due 09/27/2066 •		209	209
5.815% due 04/20/2062 •		1,029	1,022
6.640% due 02/20/2041		246	251
7.545% due 02/20/2041 •		246	246

Northwoods Capital Ltd.
6.363% due 11/13/2031 •		932	934

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •		771	771

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		9	9

Palmer Square European Loan Funding DAC
4.792% due 08/15/2033 •	EUR	572	639

PRET LLC
4.744% due 07/25/2051 þ		$177	175
4.868% due 07/25/2051 þ		189	187

PRPM LLC
3.720% due 02/25/2027 þ		280	278

Reach ABS Trust
7.050% due 02/18/2031		87	87

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		748	250

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		211	212

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		500	509

SBNA Auto Lease Trust
5.390% due 11/20/2026		1,200	1,211

Securitized Asset-Backed Receivables LLC Trust
5.129% due 08/25/2036 •		357	117
5.449% due 07/25/2036 •		192	77
5.929% due 01/25/2036 •		235	219

SG Mortgage Securities Trust
5.109% due 10/25/2036 •		202	184

SLM Private Education Loan Trust
9.961% due 10/15/2041 •		1,939	2,031

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,281	1,154
3.500% due 12/16/2041		1,100	1,068
5.380% due 01/15/2053		597	611
5.819% due 09/15/2054 •		862	859
5.941% due 01/15/2053 •		1,419	1,404
6.442% due 07/15/2053 •		487	482
7.192% due 05/16/2050 •		458	466

Soundview Home Loan Trust
5.869% due 10/25/2037 •		562	453

St Paul’s CLO DAC
4.422% due 07/17/2030 •	EUR	1,531	1,706

Starwood Mortgage Trust
6.692% due 11/15/2038 •		$2,204	2,187

Structured Asset Securities Corp. Mortgage Loan Trust
5.239% due 07/25/2036 •		6	6
5.309% due 12/25/2036 •		13	13

Synchrony Card Funding LLC
4.930% due 07/15/2030		1,100	1,123

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Theorem Funding Trust
7.600% due 04/15/2029		$562	$568

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		1,768	1,762

Tricolor Auto Securitization Trust
6.610% due 10/15/2027		303	305

Total Asset-Backed Securities (Cost $57,117)			58,649

SOVEREIGN ISSUES 3.8%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (b)	BRL	6,600	1,149

Mexico Government International Bond
2.750% due 11/27/2031 (c)	MXN	11,629	515
3.000% due 12/03/2026 (c)		8,247	395
4.000% due 11/30/2028 (c)		2,227	109
4.000% due 08/24/2034 (c)		23,917	1,131

Peru Government International Bond
6.150% due 08/12/2032	PEN	7,300	2,001
6.900% due 08/12/2037		100	28
6.950% due 08/12/2031		100	29

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	6,600	$342
8.000% due 01/31/2030		7,100	397
8.250% due 03/31/2032		3,200	174
8.500% due 01/31/2037		4,400	221
9.000% due 01/31/2040		18,900	958

Turkey Government International Bond
51.594% due 08/19/2026 ~	TRY	100	3
51.594% due 05/17/2028 ~		10,400	302

Total Sovereign Issues (Cost $7,531)			7,754

SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 0.2%

Harley-Davidson Financial Services, Inc.
5.970% due 10/17/2024		$350	349

REPURCHASE AGREEMENTS (d) 8.2%
			16,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
5.282% due 10/03/2024 - 10/08/2024 (a)(b)	$565	$565

Total Short-Term Instruments (Cost $17,414)		17,414

Total Investments in Securities (Cost $282,305)		285,883

Total Investments 142.4% (Cost $282,305)		$285,883

Financial Derivative Instruments (e)(g) (0.1)% (Cost or Premiums, net $2,856)		(149)

Other Assets and Liabilities, net (42.3)%		(84,999)

Net Assets 100.0%		$200,735

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.980%	09/30/2024	10/01/2024	$16,500	U.S. Treasury Notes 4.500% due 05/31/2029	$(16,815)	$16,500	$16,502

Total Repurchase Agreements						$(16,815)	$16,500	$16,502

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$9,600	$(8,946)	$(8,948)

Total Short Sales (4.5)%				$(8,946)	$(8,948)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$16,502	$0	$0	$16,502	$(16,815)	$(313)

Total Borrowings and Other Financing Transactions	$16,502	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(5,249) at a weighted average interest rate of 5.456%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	2	$2	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	2	2	(1)	0

Total Written Options					$(2)	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	6	$1,249	$(1)	$0	$(2)
U.S. Treasury 5-Year Note December Futures	12/2024	92	10,109	16	0	(34)
U.S. Treasury 10-Year Note December Futures	12/2024	192	21,942	23	0	(87)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	10	1,331	(3)	0	(8)

				$35	$0	$(131)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	46	$(11,035)	$(34)	$10	$0
3-Month SOFR Active Contract September Futures	12/2024	46	(10,956)	(25)	2	0
Euro-Bund 10-Year Bond December Futures	12/2024	3	(451)	(7)	0	(2)
Euro-Buxl 30-Year Bond December Futures	12/2024	1	(152)	(1)	0	(1)
U.S. Treasury 30-Year Bond December Futures	12/2024	1	(124)	1	1	0

				$(66)	$13	$(3)

Total Futures Contracts				$(31)	$13	$(134)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.367%	EUR	100	$0	$2	$2	$0	$1
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	$	400	57	1	58	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.785	EUR	300	(3)	6	3	0	(1)

							$54	$9	$63	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$1,000	$73	$1	$74	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	8,400	167	26	193	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	13,400	302	2	304	0	(1)

					$542	$29	$571	$0	$(1)

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	9,860	$145	$69	$214	$0	$(5)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	555,000	(4)	(70)	(74)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$	18,500	273	(141)	132	13	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		8,460	(89)	62	(27)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	(33)	(25)	(58)	23	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		7,800	32	(234)	(202)	19	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,600	51	(9)	42	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		9,100	43	(26)	17	27	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,000	9	(108)	(99)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		22,400	1,464	(811)	653	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	164	(164)	0	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,900	22	(82)	(60)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		150	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	2	1	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		11,450	(72)	(374)	(446)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,300	35	(130)	(95)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	151	293	9	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,800	106	(397)	(291)	26	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	400	(1)	0	(1)	0	(1)
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		100	0	(3)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		200	(1)	(3)	(4)	0	(1)
Receive(5)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		3,014	23	29	52	18	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,200	(2)	2	0	0	(12)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,900	(2)	179	177	0	(13)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029	EUR	70	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(10)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(9)	(10)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(9)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(8)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(7)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		90	0	(4)	(4)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	(2)	(2)	0	(1)
Receive	CAONREPO	3.715	Semi-Annual	03/20/2026	CAD	5,290	(18)	(24)	(42)	0	(2)
Receive	CAONREPO	3.733	Semi-Annual	03/20/2026		4,510	(16)	(21)	(37)	0	(1)
Pay	CAONREPO	4.177	Semi-Annual	03/20/2026		9,800	0	127	127	5	0

							$2,257	$(2,085)	$172	$292	$(60)

Total Swap Agreements							$2,853	$(2,047)	$806	$292	$(62)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$13	$292	$305	$0	$(134)	$(62)	$(196)

(f)

Securities with an aggregate market value of $2,680 and cash of $3,053 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	HKD	447		$57	$0	$0
	10/2024	KRW	390,025		292	0	(4)
	10/2024	PEN	54		14	0	0
	10/2024		$101	ILS	368	0	(2)
	10/2024		117	PLN	456	1	0
	10/2024		215	SGD	280	2	0
	10/2024		1,022	ZAR	18,762	62	0
	11/2024	PEN	54		$14	0	0

BPS	10/2024	BRL	583		105	0	(2)
	10/2024	CNH	8,127		1,135	0	(26)
	10/2024	EUR	165		182	0	(1)
	10/2024	HKD	1,589		204	0	(1)
	10/2024	JPY	274,081		1,904	0	(4)
	10/2024	KRW	1,185,744		886	0	(14)
	10/2024	PLN	1,287		336	2	0
	10/2024	SEK	6,225		610	0	(3)
	10/2024		$107	BRL	583	0	0
	10/2024		1,139	CNH	8,141	24	0
	10/2024		280	DKK	1,873	0	0
	10/2024		317	EUR	286	2	0
	10/2024		1,582	NZD	2,541	33	0
	11/2024	CNH	8,595		$1,193	0	(38)
	11/2024	DKK	1,870		280	0	0
	11/2024	TWD	17,598		552	0	(7)
	11/2024		$336	PLN	1,288	0	(2)
	12/2024	MXN	19,785		$1,004	14	(3)
	01/2025		$105	BRL	589	2	0

BRC	10/2024	CNH	767		$106	0	(4)
	10/2024	GBP	1,966		2,594	0	(35)
	10/2024	ILS	273		74	0	0
	10/2024	NZD	584		369	0	(2)
	10/2024		$425	AUD	625	7	0

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$338	GBP	257	$5	$0
	10/2024		522	PLN	2,004	0	(2)
	10/2024		615	SEK	6,223	0	(2)
	11/2024	SEK	6,213		$615	2	0
	11/2024		$369	NZD	584	2	0
	11/2024		0	PLN	1	0	0
	12/2024	TRY	11,667		$311	0	(5)
	12/2024		$613	TRY	23,067	7	0

CBK	10/2024	GBP	81		$108	0	0
	10/2024	IDR	1,762,591		114	0	(2)
	10/2024	ILS	875		234	2	(2)
	10/2024	JPY	6,600		47	1	0
	10/2024	KRW	1,346,054		1,007	0	(15)
	10/2024	PEN	3,401		909	0	(9)
	10/2024		$299	AUD	445	8	0
	10/2024		516	CAD	698	0	0
	10/2024		671	CNH	4,756	9	0
	10/2024		56	DKK	373	0	0
	10/2024		936	IDR	14,481,676	17	0
	10/2024		50	ILS	185	0	0
	10/2024		2,851	INR	239,776	8	0
	10/2024		243	ZAR	4,426	13	0
	10/2024	ZAR	11,237		$627	0	(23)
	11/2024	BRL	1,450		258	0	(7)
	11/2024	CNH	19,185		2,678	0	(69)
	11/2024	DKK	372		56	0	0
	11/2024	PEN	1,299		348	0	(2)
	11/2024	TWD	65,321		2,051	1	(23)
	12/2024	MXN	5,705		296	10	0
	12/2024	PEN	73		19	0	(1)
	02/2025		1,597		428	0	(3)

FAR	10/2024	BRL	581		107	0	0
	10/2024	JPY	31,878		222	0	0
	10/2024	NZD	1,378		866	0	(9)
	10/2024		$2,784	AUD	4,051	16	0
	10/2024		105	BRL	582	2	0
	10/2024		17,691	EUR	15,820	0	(80)
	10/2024		3,965	JPY	571,269	9	0
	11/2024	AUD	4,051		$2,786	0	(16)
	11/2024	EUR	15,820		17,715	80	0
	11/2024	JPY	568,636		3,966	0	(9)
	11/2024		$866	NZD	1,378	9	0
	12/2024	PEN	821		$216	0	(5)

GLM	10/2024		$112	CNH	802	3	0
	10/2024		18	IDR	273,079	0	0
	10/2024		247	INR	20,786	1	0
	10/2024		519	PLN	2,061	16	0
	11/2024	MXN	3,981		$199	0	(1)
	11/2024		$184	TWD	5,786	0	0
	12/2024	MXN	2,116		$107	0	0
	02/2025		6,592		324	0	(4)
	04/2025	BRL	6,500		1,167	5	(1)
	04/2025	DKK	4,200		621	0	(12)

JPM	10/2024	CNH	11,505		1,608	0	(36)
	10/2024	DKK	4,533		678	1	0
	10/2024	GBP	340		447	0	(8)
	10/2024	ILS	1,080		294	4	0
	10/2024	KRW	484,227		362	0	(5)
	10/2024	NZD	498		310	0	(6)
	10/2024		$538	CNH	3,835	10	0
	10/2024		586	DKK	3,911	0	(3)
	10/2024		158	IDR	2,443,545	3	0
	10/2024		209	NOK	2,215	1	0
	10/2024		834	PLN	3,233	6	0
	10/2024	ZAR	1,962		$107	0	(6)
	11/2024	CNH	1,295		183	0	(2)
	11/2024	DKK	3,904		587	2	0
	11/2024	NOK	2,214		209	0	(1)
	11/2024	TWD	8,331		256	0	(8)
	11/2024		$312	TWD	9,927	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2024	MXN	1,903		$97	$2	$0
	12/2024		$376	TRY	14,180	9	0
	04/2025	BRL	100		$18	0	0

MBC	10/2024	AUD	81		54	0	(2)
	10/2024	JPY	328,121		2,274	0	(10)
	10/2024	KRW	1,550,999		1,161	0	(16)
	10/2024	NOK	1,943		185	1	0
	10/2024	PLN	670		176	2	0
	10/2024		$670	EUR	603	1	0
	10/2024		2,741	GBP	2,049	0	(1)
	10/2024		130	IDR	2,020,671	3	0
	10/2024		425	JPY	60,800	0	(2)
	10/2024		1,198	SGD	1,539	0	(1)
	11/2024	GBP	2,049		$2,740	1	0
	11/2024	SGD	1,537		1,198	1	0
	11/2024	TWD	13,398		418	0	(7)
	11/2024		$931	CNH	6,574	10	0
	11/2024		608	PLN	2,346	3	(2)

MYI	10/2024	DKK	2,915		$434	0	(1)
	10/2024	EUR	16,544		18,438	22	0
	10/2024	KRW	592,538		443	0	(7)
	10/2024	NOK	360		34	0	0
	10/2024	NZD	81		51	0	(1)
	10/2024	SGD	1,819		1,397	0	(18)
	10/2024		$3,699	CAD	4,983	0	(14)
	10/2024		536	CHF	454	1	0
	10/2024		552	DKK	3,695	0	(1)
	10/2024		133	IDR	2,068,000	3	0
	10/2024		116	ILS	422	0	(2)
	10/2024	ZAR	1,568		$86	0	(5)
	11/2024	CAD	4,979		3,699	14	0
	11/2024	DKK	3,689		552	1	0
	11/2024	TWD	8,640		275	1	0
	12/2024	MXN	2,836		145	2	0
	04/2025	DKK	4,700		694	0	(14)
	04/2025		$2,021	DKK	13,520	16	0

NGF	10/2024		397	IDR	6,128,601	6	0

RBC	11/2024		389	TWD	12,306	2	0
	12/2024	MXN	4,994		$251	1	0

SCX	10/2024	CAD	5,680		4,217	17	0
	10/2024	DKK	2,418		360	0	(1)
	10/2024	PEN	104		28	0	0
	10/2024		$1,090	INR	91,644	2	0
	11/2024	CNH	4,270		$589	0	(22)
	11/2024	TWD	2,505		78	0	(2)

SSB	11/2024	GBP	81		109	0	0
	12/2024		$167	MXN	3,204	0	(6)

UAG	10/2024	AUD	5,040		$3,426	0	(58)
	10/2024	CHF	4,232		5,037	37	0
	10/2024		$4,450	CHF	3,775	10	0
	10/2024		316	PLN	1,226	3	0
	10/2024		262	ZAR	4,792	15	0
	11/2024	CHF	3,761		$4,450	0	(10)
	11/2024	TWD	45,355		1,437	0	(3)
	11/2024		$27	PLN	102	0	0
	04/2025	DKK	4,200		$620	0	(13)

Total Forward Foreign Currency Contracts						$591	$(744)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000%	10/17/2024	13,500	$8	$0
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	01/13/2025	13,500	12	0

Total Purchased Options							$20	$0

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	100	$ 0	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	200	(1)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	100	0	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	200	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	100	0	0

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	200	(1)	(1)

Total Written Options							$(15)	$(12)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	3,992	5.530% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$50,331	$0	$216	$216	$0

BPS	Receive	RADMFENT Index	1,541	5.310% (FEDL01 plus a specified spread)	Monthly	11/06/2024	2,763	0	(11)	0	(11)
	Receive	RADMFENT Index	503	5.270% (FEDL01 plus a specified spread)	Monthly	02/05/2025	902	0	(4)	0	(4)
	Receive	RADMFENT Index	2,615	5.280% (FEDL01 plus a specified spread)	Monthly	03/05/2025	4,688	0	(19)	0	(19)
	Receive	RADMFENT Index	1,160	5.300% (FEDL01 plus a specified spread)	Monthly	04/16/2025	2,080	0	(8)	0	(8)
	Receive	NDDUEAFE Index	93	5.090% (FEDL01 plus a specified spread)	Monthly	08/06/2025	818	0	(3)	0	(3)
	Receive	RADMFUNT Index	481	5.170% (FEDL01 plus a specified spread)	Monthly	08/06/2025	923	0	(4)	0	(4)

BRC	Pay	S&P 500 Total Return Index	20	5.285% (FEDL01 plus a specified spread)	Monthly	01/08/2025	252	0	1	1	0

GST	Pay	S&P 500 Total Return Index	210	5.340% (FEDL01 plus a specified spread)	Monthly	02/05/2025	2,648	0	11	11	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	RU20INTR Index	102	5.260% (FEDL01 plus a specified spread)	Monthly	01/15/2025	$1,226	$0	$(4)	$0	$(4)
	Receive	ERADXULT Index	3,325	5.555% (FEDL01 plus a specified spread)	Monthly	03/05/2025	9,208	0	(37)	0	(37)
	Receive	RADMFENT Index	1,802	5.130% (FEDL01 plus a specified spread)	Monthly	06/04/2025	3,458	0	(12)	0	(12)
	Receive	RADMFUNT Index	6,269	5.210% (FEDL01 plus a specified spread)	Monthly	07/16/2025	12,031	0	(45)	0	(45)
	Pay	S&P 500 Total Return Index	468	5.610% (FEDL01 plus a specified spread)	Monthly	08/06/2025	5,901	0	18	18	0
	Receive	RADMFENT Index	7,623	5.450% (FEDL01 plus a specified spread)	Monthly	09/03/2025	13,666	0	(49)	0	(49)

MEI	Receive	ERAEMLT Index	473	5.780% (FEDL01 plus a specified spread)	Monthly	02/05/2025	2,471	0	(13)	0	(13)
	Receive	ERAEMLT Index	952	5.860% (FEDL01 plus a specified spread)	Monthly	03/05/2025	4,973	0	(20)	0	(20)
	Receive	ERAEMLT Index	65	5.940% (FEDL01 plus a specified spread)	Monthly	07/02/2025	340	0	(1)	0	(1)

MYI	Receive	ERADXULT Index	384	5.430% (FEDL01 plus a specified spread)	Monthly	03/05/2025	1,063	0	(4)	0	(4)
	Receive	NDDUEAFE Index	2,707	5.135% (FEDL01 plus a specified spread)	Monthly	06/04/2025	23,809	0	(95)	0	(95)
	Receive	NDDUEAFE Index	70	5.180% (FEDL01 plus a specified spread)	Monthly	06/04/2025	616	0	(2)	0	(2)
	Receive	ERAUSST Index	217	5.190% (FEDL01 plus a specified spread)	Monthly	07/16/2025	1,603	0	(4)	0	(4)

RBC	Receive	RU20INTR Index	74	5.080% (FEDL01 plus a specified spread)	Monthly	02/19/2025	889	0	(4)	0	(4)

Total Swap Agreements								$0	$(93)	$246	$(339)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$65	$0	$216	$281	$(6)	$0	$0	$(6)	$275	$418	$693
BPS	77	0	0	77	(101)	(1)	(49)	(151)	(74)	(390)	(464)
BRC	23	0	1	24	(50)	(1)	0	(51)	(27)	41	14
CBK	69	0	0	69	(156)	0	0	(156)	(87)	0	(87)
FAR	116	0	0	116	(119)	(4)	0	(123)	(7)	0	(7)
GLM	25	0	0	25	(18)	(3)	0	(21)	4	0	4
GST	0	0	11	11	0	0	0	0	11	0	11
JPM	41	0	18	59	(75)	(1)	(147)	(223)	(164)	(1,650)	(1,814)
MBC	22	0	0	22	(41)	0	0	(41)	(19)	0	(19)
MEI	0	0	0	0	0	0	(34)	(34)	(34)	(280)	(314)
MYI	60	0	0	60	(63)	0	(105)	(168)	(108)	(619)	(727)
NGF	6	0	0	6	0	0	0	0	6	0	6
RBC	3	0	0	3	0	0	(4)	(4)	(1)	0	(1)
SCX	19	0	0	19	(25)	0	0	(25)	(6)	0	(6)
SSB	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
UAG	65	0	0	65	(84)	(2)	0	(86)	(21)	0	(21)

Total Over the Counter	$591	$0	$246	$837	$(744)	$(12)	$(339)	$(1,095)

(h)

Securities with an aggregate market value of $459 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	0	0	0	292	292

	$0	$0	$0	$0	$305	$305

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$591	$0	$591
Swap Agreements	0	0	246	0	0	246

	$0	$0	$246	$591	$0	$837

	$0	$0	$246	$591	$305	$1,142

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$134	$134
Swap Agreements	0	2	0	0	60	62

	$0	$2	$0	$0	$194	$196

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$744	$0	$744
Written Options	0	0	0	0	12	12
Swap Agreements	0	0	339	0	0	339

	$0	$0	$339	$744	$12	$1,095

	$0	$2	$339	$744	$206	$1,291

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	(520)	0	661	141
Swap Agreements	0	481	0	0	2,650	3,131

	$0	$481	$(520)	$0	$3,330	$3,291

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$123	$0	$123
Purchased Options	0	0	0	0	(6)	(6)
Written Options	0	0	0	0	120	120
Swap Agreements	0	0	171	0	0	171

	$0	$0	$171	$123	$114	$408

	$0	$481	$(349)	$123	$3,444	$3,699

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$161	$0	$(16)	$145
Swap Agreements	0	(286)	0	0	(5,236)	(5,522)

	$0	$(286)	$161	$0	$(5,252)	$(5,377)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(989)	$0	$(989)
Purchased Options	0	0	0	0	(37)	(37)
Written Options	0	0	0	0	(11)	(11)
Swap Agreements	0	0	(148)	0	0	(148)

	$0	$0	$(148)	$(989)	$(48)	$(1,185)

	$0	$(286)	$13	$(989)	$(5,300)	$(6,562)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$18,477	$0	$18,477
Industrials	0	2,301	0	2,301
Utilities	0	1,463	0	1,463
Municipal Bonds & Notes
Washington	0	368	0	368
U.S. Government Agencies	0	105,385	0	105,385
U.S. Treasury Obligations	0	28,859	0	28,859
Non-Agency Mortgage-Backed Securities	0	45,213	0	45,213
Asset-Backed Securities	0	58,649	0	58,649
Sovereign Issues	0	7,754	0	7,754
Short-Term Instruments
Commercial Paper	0	349	0	349
Repurchase Agreements	0	16,500	0	16,500
U.S. Treasury Bills	0	565	0	565

Total Investments	$0	$285,883	$0	$285,883

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,948)	$0	$(8,948)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	305	0	305
Over the counter	0	837	0	837

	$0	$1,142	$0	$1,142

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(193)	0	(196)
Over the counter	0	(1,095	0	(1,095)

	$(3)	$(1,288)	$0	$(1,291)

Total Financial Derivative Instruments	$(3)	$(146)	$0	$(149)

Totals	$(3)	$276,789	$0	$276,786

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.1%

CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.8%

Ally Financial, Inc.
8.000% due 11/01/2031		$176	$199

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	43

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	274	365

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	69	8
1.000% due 10/01/2050		2,967	357
1.500% due 10/01/2053		2,312	279
2.000% due 10/01/2053		3,952	505

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		3,954	468

Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
1.500% due 10/01/2052		36,749	4,587
2.000% due 10/01/2053		11	1

Realkredit Danmark AS
1.500% due 10/01/2053		48,420	6,050
2.000% due 10/01/2053		1,761	209
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		10,091	1,448

UBS Group AG
1.000% due 06/24/2027 •	EUR	100	108
2.125% due 11/15/2029 •	GBP	100	120
2.875% due 04/02/2032 •	EUR	100	108
4.664% due 01/16/2026 ~		400	446
7.750% due 03/01/2029 •		200	255

			15,557

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$39	39

UTILITIES 0.0%

Verizon Communications, Inc.
2.355% due 03/15/2032		46	40
4.016% due 12/03/2029		285	281

			321

Total Corporate Bonds & Notes (Cost $18,615)			15,917

U.S. GOVERNMENT AGENCIES 17.4%

Fannie Mae
2.125% due 04/24/2026		705	688
5.645% due 06/25/2048 •		3,105	3,054
5.825% due 10/25/2036 •		1	1
5.845% due 08/25/2037 •		39	39
6.363% due 09/01/2044 - 10/01/2044 •		1	2
6.902% due 05/01/2038 •		180	185

Freddie Mac
2.920% due 01/25/2026		2,999	2,966
5.837% due 07/15/2036 •		15	15
5.907% due 05/15/2032 - 09/15/2042 •		98	98
6.057% due 12/15/2037 •		19	19
6.077% due 10/15/2037 •		33	33
6.482% due 10/01/2036 •		2	1
7.252% due 09/01/2036 •		2	2
7.542% due 07/01/2036 •		5	5

Ginnie Mae
0.037% due 10/16/2053 ~(a)		80	0
5.461% due 08/20/2068 •		559	558
5.475% due 02/20/2049 •		350	345
5.615% due 10/20/2043 •		225	216

Ginnie Mae, TBA
3.500% due 10/01/2054		65,500	61,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Small Business Administration
4.840% due 05/01/2025	$1	$1
5.160% due 02/01/2028	1	1
5.310% due 05/01/2027	2	2
5.510% due 11/01/2027	1	1
5.820% due 06/01/2026	1	1
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	2	2

Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	348	325
4.000% due 09/01/2048 - 01/01/2053	2,365	2,275
4.500% due 07/01/2052 - 09/01/2052	936	920
6.000% due 02/01/2054	99	102
6.500% due 10/01/2053 - 02/01/2054	531	548

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2054 - 11/01/2054	57,800	55,561
4.500% due 11/01/2054	59,500	58,523
5.500% due 11/01/2054	38,000	38,443
6.000% due 11/01/2054	76,800	78,495
6.500% due 11/01/2054	54,000	55,647

Total U.S. Government Agencies (Cost $361,467)		360,619

U.S. TREASURY OBLIGATIONS 107.7%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025 (g)	49,215	48,264
0.125% due 04/15/2026 (i)	23,351	22,705
0.125% due 07/15/2026 (g)(k)	66,587	64,919
0.125% due 10/15/2026 (g)(i)	66,990	65,151
0.125% due 04/15/2027 (g)	72,966	70,257
0.125% due 01/15/2030 (g)	91,014	84,948
0.125% due 07/15/2030 (g)	98,017	91,179
0.125% due 01/15/2031 (g)	79,660	73,226
0.125% due 07/15/2031 (g)	58,218	53,281
0.125% due 01/15/2032	51,967	46,988
0.125% due 02/15/2051 (k)	12,697	8,029
0.125% due 02/15/2052 (k)	12,542	7,812
0.250% due 07/15/2029 (g)	32,093	30,459
0.250% due 02/15/2050	21,776	14,473
0.375% due 07/15/2025 (g)	109,819	108,255
0.375% due 01/15/2027 (g)	95,312	92,618
0.375% due 07/15/2027 (g)	52,685	51,242
0.500% due 01/15/2028 (g)	81,217	78,656
0.625% due 01/15/2026 (g)	68,245	66,944
0.625% due 07/15/2032 (g)	98,294	92,078
0.625% due 02/15/2043	29,736	23,895
0.750% due 07/15/2028	46,988	45,957
0.750% due 02/15/2042	31,696	26,447
0.750% due 02/15/2045	42,341	33,883
0.875% due 01/15/2029	22,287	21,764
0.875% due 02/15/2047	38,185	30,697
1.000% due 02/15/2046	25,354	21,150
1.000% due 02/15/2048	28,698	23,607
1.000% due 02/15/2049	21,078	17,215
1.125% due 01/15/2033 (g)	170,633	164,716
1.250% due 04/15/2028 (g)	54,947	54,441
1.375% due 07/15/2033 (g)	107,291	105,816
1.375% due 02/15/2044	51,363	46,896
1.500% due 02/15/2053	23,913	21,643
1.625% due 10/15/2027 (g)	68,697	69,162
1.750% due 01/15/2028 (i)(k)	17,974	18,125
1.750% due 01/15/2034 (g)	84,825	85,811
1.875% due 07/15/2034 (g)	36,286	37,188
2.000% due 01/15/2026 (i)(k)	4,508	4,501
2.125% due 04/15/2029 (g)	21,456	22,058
2.125% due 02/15/2040	8,664	9,050
2.125% due 02/15/2041	13,914	14,573
2.125% due 02/15/2054	24,186	25,175
2.375% due 01/15/2027	34,780	35,358
2.375% due 10/15/2028 (g)	93,754	97,395
3.375% due 04/15/2032 (k)	129	146
3.875% due 04/15/2029 (k)	893	986

Total U.S. Treasury Obligations (Cost $2,247,259)		2,229,139

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Adjustable Rate Mortgage Trust
7.813% due 07/25/2035 ~		$3	$3

Alliance Bancorp Trust
5.449% due 07/25/2037 •		1,322	1,139

BAMLL Commercial Mortgage Securities Trust
6.261% due 09/15/2038 •		700	671

Banc of America Funding Trust
4.802% due 05/20/2036 ~		22	19

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~		22	20
4.900% due 07/25/2036 ~		11	10
5.432% due 01/25/2035 ~		5	5
6.648% due 01/25/2035 ~		7	7

Bear Stearns ALT-A Trust
5.183% due 07/25/2035 ~		53	36

BX Trust
5.846% due 04/15/2039 •		3,812	3,748

Chase Mortgage Finance Trust
4.578% due 12/25/2035 ~		1	0
5.792% due 02/25/2037 ~		7	7
6.552% due 02/25/2037 ~		5	5

Citigroup Mortgage Loan Trust
6.235% due 03/25/2034 ~		4	4
7.860% due 11/25/2035 •		2	2

Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,000	828
5.500% due 11/25/2035		8	7
6.000% due 03/25/2037		659	244
6.500% due 09/25/2037		166	63

Countrywide Home Loan Mortgage Pass-Through Trust
4.832% due 11/20/2034 ~		17	16
5.229% due 08/20/2035 ~		89	83
5.500% due 01/25/2035		16	16
6.000% due 04/25/2036		39	19

Countrywide Home Loan Reperforming REMIC Trust
5.309% due 06/25/2035 •		4	4

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.669% due 10/25/2035 •		37	17

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.401% due 10/26/2036 ~		2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.893% due 04/25/2047 •		120	106

Eurosail PLC
6.049% due 06/13/2045 •	GBP	65	86

First Horizon Alternative Mortgage Securities Trust
5.811% due 04/25/2035 ~		$14	14
6.000% due 02/25/2037		58	23

Ginnie Mae
6.245% due 07/20/2073 •		18,792	18,921
6.445% due 05/20/2073 •		403	410

GSR Mortgage Loan Trust
4.609% due 01/25/2036 ~		6	5
5.051% due 11/25/2035 ~		4	4
5.202% due 09/25/2035 ~		1	0

HarborView Mortgage Loan Trust
5.339% due 03/19/2037 •		62	57
5.489% due 12/19/2036 •		783	603
5.519% due 05/19/2035 •		40	38
5.699% due 11/19/2035 •		25	17
5.755% due 06/20/2035 •		32	30

IndyMac INDA Mortgage Loan Trust
3.222% due 11/25/2035 ~		13	10

IndyMac INDX Mortgage Loan Trust
5.389% due 07/25/2036 •		74	70
5.529% due 07/25/2035 •		325	234

JP Morgan Alternative Loan Trust
5.369% due 06/25/2037 •		840	307
6.810% due 08/25/2036 þ		102	99

MASTR Adjustable Rate Mortgages Trust
6.435% due 11/21/2034 ~		8	7

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.951% due 09/15/2030 •		1	1

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
5.211% due 06/25/2035 ~		$12	$11
5.736% due 12/25/2034 ~		3	3

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		435	419

OPEN Trust
8.186% due 10/15/2028 •		3,279	3,319

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.729% due 12/25/2035 •		354	349

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		53	43

Residential Asset Securitization Trust
5.369% due 05/25/2035 •		138	86
5.750% due 03/25/2037		50	15
6.500% due 09/25/2036		886	316

Structured Adjustable Rate Mortgage Loan Trust
5.207% due 03/25/2036 ~		19	15
6.265% due 11/25/2034 •		48	43

Structured Asset Mortgage Investments Trust
5.389% due 05/25/2036 •		6	4
5.759% due 05/19/2035 •		3	3

Thornburg Mortgage Securities Trust
5.839% due 03/25/2037 •		164	121

WaMu Mortgage Pass-Through Certificates Trust
4.588% due 08/25/2036 ~		1	1
5.343% due 01/25/2035 ~		3	3
5.709% due 11/25/2034 •		14	14
5.709% due 01/25/2045 •		19	19
5.712% due 06/25/2034 ~		2	2
5.769% due 01/25/2045 •		18	17
6.968% due 10/25/2034 ~		2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		9	8

Wells Fargo Mortgage-Backed Securities Trust
6.169% due 04/25/2036 ~		14	13

Total Non-Agency Mortgage-Backed Securities (Cost $33,626)			32,843

ASSET-BACKED SECURITIES 9.9%

522 Funding CLO Ltd.
6.584% due 10/20/2031 •		609	610

ACAS CLO Ltd.
6.431% due 10/18/2028 •		771	771

ACE Securities Corp. Home Equity Loan Trust
5.839% due 05/25/2035 •		15	16
5.869% due 12/25/2034 •		42	38
6.094% due 04/25/2035 •		2,000	1,773

Adagio CLO DAC
4.405% due 10/15/2031 •	EUR	958	1,065

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		$177	177

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •		1,900	1,904

Anchorage Capital Europe CLO DAC
4.465% due 01/15/2031 •	EUR	2,895	3,226

Apex Credit CLO Ltd.
6.522% due 10/20/2031 •		$1,894	1,896

Apidos CLO
6.441% due 07/18/2029 •		110	110

Aqueduct European CLO DAC
4.328% due 07/20/2030 •	EUR	731	815

Arbor Realty Commercial Real Estate Notes Ltd.
6.281% due 08/15/2034 •		$3,116	3,104
6.561% due 11/15/2036 •		4,310	4,315

Arbour CLO DAC
5.114% due 05/15/2038 •	EUR	3,500	3,908

Argent Mortgage Loan Trust
5.449% due 05/25/2035 •		$66	60

Armada Euro CLO DAC
4.405% due 07/15/2031 •	EUR	1,954	2,177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity Loan Trust
5.429% due 11/25/2036 •		$433	$421

Bain Capital Euro CLO DAC
4.428% due 01/20/2032 •	EUR	1,713	1,908

Barings CLO Ltd.
6.614% due 01/20/2032 •		$1,379	1,380

Bear Stearns Asset-Backed Securities Trust
5.662% due 02/25/2036 •		761	753
5.969% due 09/25/2046 •		25	22

Blackrock European CLO DAC
4.305% due 10/15/2031 •	EUR	1,473	1,638

BlueMountain Fuji EUR CLO DAC
4.595% due 01/15/2033 •		1,700	1,895

BNC Mortgage Loan Trust
5.289% due 11/25/2036 •		$538	520

BSPDF Issuer Ltd.
6.411% due 10/15/2036 •		3,997	3,906

Cairn CLO DAC
4.465% due 10/15/2031 •	EUR	2,276	2,528

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •		2,481	2,756

Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •		$329	330

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031	EUR	3,321	3,694

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		$1,095	1,095
6.743% due 01/15/2030 •		220	220

CIFC Funding Ltd.
6.541% due 04/18/2031 •		953	954

Citigroup Mortgage Loan Trust
5.239% due 05/25/2037 •		2,400	2,264
5.464% due 10/25/2036 •		254	249
5.674% due 03/25/2037 •		4,100	3,922

Contego CLO DAC
4.505% due 01/15/2031 •	EUR	1,019	1,135

Countrywide Asset-Backed Certificates Trust
4.058% due 11/25/2034 •		$2,920	2,580
5.109% due 07/25/2037 •		66	61
5.159% due 11/25/2037 •		2,322	2,191
5.169% due 09/25/2037 •		18	16
5.249% due 05/25/2035 •		243	236
5.449% due 05/25/2036 •		720	612
5.469% due 03/25/2037 •		185	180
5.749% due 11/25/2034 •		19	18
5.805% due 04/25/2036 ~		69	63
5.824% due 08/25/2034 •		1	1
6.004% due 12/25/2035 •		286	283

Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •		1,238	1,238
6.685% due 10/23/2031 •		1,948	1,951

Crown Point CLO Ltd.
6.512% due 10/20/2031 •		1,582	1,585

Cumulus Static CLO DAC
5.185% due 04/25/2033 •	EUR	6,340	7,079

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •		890	989
4.322% due 08/15/2032 •		1,037	1,154
4.335% due 10/15/2031 •		899	1,000

Dryden CLO Ltd.
6.390% due 05/15/2031 •		$408	409

Dryden Euro CLO DAC
4.345% due 04/15/2033 •	EUR	1,411	1,570
4.402% due 05/15/2034 •		1,699	1,889

Dryden Senior Loan Fund
6.543% due 04/15/2028 •		$494	495

Elevation CLO Ltd.
6.496% due 10/25/2030 •		2,107	2,109

Elmwood CLO Ltd.
6.986% due 12/11/2033 •		3,900	3,910

Euro-Galaxy CLO DAC
4.325% due 04/24/2034 •	EUR	299	331

First Franklin Mortgage Loan Trust
5.674% due 11/25/2036 •		$416	405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.839% due 09/25/2035 •		$255	$254

Fremont Home Loan Trust
5.109% due 01/25/2037 •		180	93
5.239% due 10/25/2036 •		96	87
5.449% due 10/25/2036 •		642	259
5.809% due 03/25/2035 •		1,701	1,368

GSAMP Trust
5.169% due 11/25/2036 •		85	42
5.704% due 09/25/2035 •		5	5
5.944% due 03/25/2035 •		95	91

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	2,777	3,083
4.368% due 10/20/2031 •		1,675	1,859

Hayfin Emerald CLO
5.072% due 07/18/2038 •		4,600	5,136
5.425% due 01/25/2037 •		4,400	4,929

Henley CLO DAC
4.685% due 06/10/2034 •		1,900	2,116

Home Equity Mortgage Loan Asset-Backed Trust
4.894% due 11/25/2034 •		$20	20
5.189% due 04/25/2037 •		85	65

HSI Asset Securitization Corp. Trust
5.509% due 02/25/2036 •		35	35

ICG U.S. CLO Ltd.
6.624% due 07/22/2031 •		489	490

IndyMac INDB Mortgage Loan Trust
5.109% due 07/25/2036 •		844	276

Jubilee CLO DAC
4.285% due 04/15/2030 •	EUR	1,100	1,225
4.335% due 04/15/2031 •		800	890

KKR CLO Ltd.
6.513% due 07/15/2030 •		$393	393
6.743% due 01/15/2031 •		956	958

LCM LP
6.544% due 07/20/2030 •		368	368

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		767	721

Lehman XS Trust
4.552% due 06/25/2036 þ		150	147

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		544	543

Long Beach Mortgage Loan Trust
5.209% due 08/25/2036 •		70	28

Man GLG Euro CLO DAC
4.171% due 12/15/2031 •	EUR	1,926	2,144
4.365% due 10/15/2030 •		330	368

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		$24	24

MASTR Asset-Backed Securities Trust
5.309% due 06/25/2036 •		191	176

Merrill Lynch Mortgage Investors Trust
5.389% due 02/25/2037 •		1,309	385
5.689% due 10/25/2035 •		1,223	1,233
5.689% due 05/25/2036 •		3	3

MF1 Ltd.
6.209% due 10/16/2036 •		9,944	9,907

MidOcean Credit CLO
6.440% due 02/20/2031 •		163	164

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 10/25/2036 •		516	462
5.869% due 05/25/2034 •		1,325	1,274
6.004% due 07/25/2035 •		381	374

Mountain View CLO LLC
6.588% due 01/16/2031 •		3,615	3,617

Neuberger Berman Loan Advisers CLO Ltd.
6.873% due 10/24/2032 •		6,700	6,708

NovaStar Mortgage Funding Trust
5.674% due 01/25/2036 •		37	36

Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		833	833

Option One Mortgage Loan Trust
5.109% due 01/25/2037 •		193	126
5.109% due 03/25/2037 •		156	109
5.209% due 04/25/2037 •		2,722	1,349

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ownit Mortgage Loan Trust
5.249% due 09/25/2037 •		$4,345	$3,859

OZLM Ltd.
6.482% due 10/20/2031 •		284	284

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •		272	273

Palmer Square European Loan Funding DAC
5.042% due 05/15/2033 •	EUR	1,204	1,345

Regatta Funding Ltd.
6.485% due 10/25/2031 •		$1,749	1,750

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		7,262	2,310
5.829% due 06/25/2033 •		1,336	1,191
6.069% due 09/25/2037 •		744	314

Residential Asset Securities Corp. Trust
5.249% due 09/25/2036 •		1,295	1,277
5.449% due 08/25/2036 •		284	266

Rockford Tower Europe CLO DAC
5.075% due 04/24/2037 •	EUR	1,100	1,227

Romark CLO Ltd.
6.575% due 10/23/2030 •		$434	434

Saranac CLO Ltd.
6.333% due 08/13/2031 •		2,142	2,145

Saxon Asset Securities Trust
5.279% due 09/25/2037 •		52	50

Securitized Asset-Backed Receivables LLC Trust
5.469% due 05/25/2036 •		840	442
5.644% due 10/25/2035 •		1,663	1,599

Sound Point CLO Ltd.
6.526% due 07/25/2030 •		254	254

Soundview Home Loan Trust
5.169% due 06/25/2037 •		680	474
5.919% due 10/25/2037 •		91	70

Specialty Underwriting & Residential Finance Trust
5.169% due 04/25/2037 •		2,657	1,986
5.289% due 09/25/2037 •		10,099	5,182

Starwood Commercial Mortgage Trust
6.329% due 04/18/2038 •		5,367	5,311

Structured Asset Securities Corp. Mortgage Loan Trust
5.539% due 10/25/2036 •		146	145
6.815% due 04/25/2035 •		3	3

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		5,333	5,338

TCW CLO Ltd.
6.516% due 04/25/2031 •		2,267	2,268

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	976	1,086

Trinitas CLO Ltd.
6.625% due 01/25/2034 •		$3,300	3,303

Venture CLO Ltd.
6.370% due 09/07/2030 •		503	504
6.444% due 10/20/2028 •		36	36
6.534% due 07/20/2030 •		3,637	3,639
6.594% due 07/20/2030 •		2,425	2,427
6.644% due 01/20/2029 •		459	459

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •		2,100	2,104

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		330	330

VMC Finance LLC
7.241% due 02/18/2039 •		6,174	6,145

Voya CLO Ltd.
6.563% due 10/15/2030 •		444	444

Wells Fargo Home Equity Asset-Backed Securities Trust
7.369% due 12/25/2034 •		137	137

Wind River CLO Ltd.
6.591% due 07/18/2031 •		360	360

Total Asset-Backed Securities (Cost $211,138)			205,454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.0%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (c)	BRL	720	$132
0.000% due 04/01/2025 (c)		139,100	24,208

Canada Government Bond
4.250% due 12/01/2026 (d)	CAD	1,229	964

France Government International Bond
0.100% due 07/25/2031 (d)	EUR	5,282	5,647

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		2,434	2,590
1.400% due 05/26/2025 (d)		32,518	35,964
1.800% due 05/15/2036 (d)		916	1,024

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	1,469,304	10,566
0.100% due 03/10/2029 (d)		3,091,183	22,346

Total Sovereign Issues (Cost $110,726)			103,441

		SHARES
COMMON STOCKS 0.4%

CONSUMER DISCRETIONARY 0.4%

Hilton Worldwide Holdings, Inc.		17,914	4,129

Marriott International, Inc. ‘A’		14,296	3,554

Total Common Stocks (Cost $4,347)			7,683

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		223,000	226

Total Preferred Securities (Cost $233)			226

REAL ESTATE INVESTMENT TRUSTS 23.6%

REAL ESTATE 23.6%

Alexandria Real Estate Equities, Inc.		52,627	6,249

American Homes 4 Rent ‘A’		37,562	1,442

American Tower Corp.		7,050	1,640

Americold Realty Trust, Inc.		397,022	11,224

AvalonBay Communities, Inc.		13,270	2,989

Brixmor Property Group, Inc.		74,146	2,066

BXP, Inc.		55,797	4,489

Camden Property Trust		101,359	12,521

COPT Defense Properties		149,920	4,547

Crown Castle, Inc.		74,171	8,799

CubeSmart		51,357	2,765

DiamondRock Hospitality Co.		894,621	7,810

Digital Realty Trust, Inc.		170,490	27,590

Equinix, Inc.		54,535	48,407

Equity LifeStyle Properties, Inc.		4,010	286

Equity Residential		50,847	3,786

Essential Properties Realty Trust, Inc.		275,991	9,425

Essex Property Trust, Inc.		38,855	11,479

Extra Space Storage, Inc.		88,447	15,937

Federal Realty Investment Trust		84,400	9,703

First Industrial Realty Trust, Inc.		127,215	7,121

Gaming & Leisure Properties, Inc.		113,378	5,833

	SHARES	MARKET VALUE (000S)

Healthcare Realty Trust, Inc.	365,145	$6,627

Healthpeak Properties, Inc.	755,730	17,284

Highwoods Properties, Inc.	149,800	5,020

Host Hotels & Resorts, Inc.	595,941	10,489

InvenTrust Properties Corp.	134,039	3,803

Invitation Homes, Inc.	94,845	3,344

Kilroy Realty Corp.	120,030	4,645

Kimco Realty Corp.	434,972	10,100

Lineage, Inc.	81,656	6,400

Mid-America Apartment Communities, Inc.	40,128	6,376

Omega Healthcare Investors, Inc.	251,295	10,228

Park Hotels & Resorts, Inc.	263,197	3,711

Prologis, Inc.	137,459	17,358

Public Storage	29,389	10,694

Realty Income Corp.	475,627	30,164

Regency Centers Corp.	192,414	13,898

Rexford Industrial Realty, Inc.	34,994	1,761

RLJ Lodging Trust	1,009,498	9,267

Ryman Hospitality Properties, Inc.	102,643	11,007

SBA Communications Corp.	4,926	1,186

Simon Property Group, Inc.	2,589	438

SL Green Realty Corp.	51,994	3,619

Sun Communities, Inc.	8,877	1,200

Sunstone Hotel Investors, Inc.	726,737	7,500

UDR, Inc.	338,269	15,337

Ventas, Inc.	186,316	11,948

VICI Properties, Inc.	3,455	115

Welltower, Inc.	449,900	57,601

WP Carey, Inc.	25,306	1,577

Total Real Estate Investment Trusts (Cost $414,088)		488,805

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.7%

COMMERCIAL PAPER 0.7%

Crown Castle, Inc.
5.720% due 10/01/2024	$3,060	3,060

Entergy Corp.
5.600% due 10/15/2024	2,350	2,345

Harley-Davidson Financial Services, Inc.
5.900% due 11/04/2024	500	497
5.970% due 10/17/2024	500	499
5.990% due 10/02/2024	100	100

Southern California Edison Co.
5.500% due 10/04/2024	8,250	8,245

		14,746

REPURCHASE AGREEMENTS (f) 9.2%
		190,292

U.S. TREASURY BILLS 1.8%
5.165% due 10/10/2024 - 12/19/2024 (b)(c)(k)	37,192	37,088

Total Short-Term Instruments (Cost $242,832)		242,126

Total Investments in Securities (Cost $3,644,331)		3,686,253

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.0%

SHORT-TERM INSTRUMENTS 3.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%

PIMCO Short-Term Floating NAV Portfolio III	6,438,192	$62,689

Total Short-Term Instruments (Cost $62,672)		62,689

Total Investments in Affiliates (Cost $62,672)		62,689

Total Investments 181.1% (Cost $3,707,003)		$3,748,942

Financial Derivative Instruments (h)(j) 0.6% (Cost or Premiums, net $714)		12,648

Other Assets and Liabilities, net (81.7)%		(1,691,625)

Net Assets 100.0%		$2,069,965

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.950%	10/01/2024	10/02/2024	$	26,700	U.S. Treasury Notes 4.250% due 12/31/2025	$(27,245)	$26,700	$26,700
BPS	4.980	09/30/2024	10/01/2024		30,500	U.S. Treasury Inflation Protected Securities 1.625% due 10/15/2027	(31,109)	30,500	30,504
MEI	4.240	09/25/2024	10/03/2024	CAD	120,000	Canada Government Bond 4.500% due 11/01/2025	(91,340)	88,728	88,790
TOR	4.250	09/26/2024	10/04/2024		60,000	Province of Ontario 2.550% due 12/02/2052	(15,346)	44,364	44,390
						Province of Saskatchewan 2.800% due 12/02/2052	(30,669)

Total Repurchase Agreements							$(195,709)	$190,292	$190,384

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.000%	09/26/2024	10/03/2024	$(13,612)	$(13,622)
	5.080	09/26/2024	10/03/2024	(86,009)	(86,069)
	5.080	09/27/2024	10/03/2024	(12,022)	(12,029)

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIB	5.300%	09/10/2024	10/08/2024	$(388,021)	$(389,221)
	5.300	09/12/2024	10/08/2024	(69,148)	(69,342)
GRE	5.000	10/01/2024	10/08/2024	(63,375)	(63,375)
	5.020	09/23/2024	10/07/2024	(91,802)	(91,904)
SSB	4.990	09/30/2024	10/01/2024	(657,106)	(657,197)
	5.020	10/01/2024	10/02/2024	(552,223)	(552,223)

Total Reverse Repurchase Agreements					$(1,934,982)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$26,700	$(111,720)	$0	$(85,020)	$84,145	$(875)
BPS	30,504	0	0	30,504	(31,109)	(605)
CIB	0	(458,563)	0	(458,563)	456,843	(1,720)
GRE	0	(155,279)	0	(155,279)	90,781	(64,498)
MEI	88,790	0	0	88,790	(91,275)	(2,485)
RBC	0	0	0	0	(2)	(2)
SSB	0	(1,209,420)	0	(1,209,420)	0	(1,209,420)
STR	0	0	0	0	669,592	669,592
TOR	44,390	0	0	44,390	(45,120)	(730)

Total Borrowings and Other Financing Transactions	$190,384	$(1,934,982)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(657,197)	$(662,187)	$0	$0	$(1,319,384)

Total Borrowings	$(657,197)	$(662,187)	$0	$0	$(1,319,384)

Payable for reverse repurchase agreements(4)					$(1,319,384)

(g)	Securities with an aggregate market value of $1,330,962 and cash of $961 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,445,167) at a weighted average interest rate of 5.391%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(615,598) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Call - EUREX Euro-Schatz November 2024 Futures	EUR	107.300	10/25/2024	516	$	516	$(82)	$(75)
Put - ICE Put Options Strike @ USD 35.000 on California Carbon Allowance December 2024 Futures	$	35.000	12/16/2024	57		57	(122)	(84)

Total Written Options							$(204)	$(159)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	817	$222,995	$420	$68	$0
Australia Government 10-Year Bond December Futures	12/2024	426	34,280	(235)	0	(92)
California Carbon Allowance December Futures	12/2024	77	2,781	(369)	16	0
California Carbon Allowance December Futures	12/2025	1,938	73,857	(3,482)	465	0
Cocoa March Futures	03/2025	54	3,437	57	0	(215)
Corn December Futures	12/2024	1,296	27,524	1,116	438	0
Euro-Bobl December Futures	12/2024	172	22,985	32	42	0
Euro-BTP December Futures	12/2024	234	31,640	680	44	0
European Climate Exchange December Futures	12/2024	58	4,233	(310)	0	(62)
Hard Red Winter Wheat December Futures	12/2024	524	15,294	(673)	184	0
Hard Red Winter Wheat March Futures	03/2025	144	4,307	140	47	0
Iron Ore January Futures	01/2025	839	9,160	1,306	587	0
Japan Government 10-Year Bond December Futures	12/2024	1	1,006	2	2	(4)
Natural Gas December Futures	11/2024	139	4,650	342	57	0
Natural Gas November Futures	10/2024	88	2,572	350	19	0
U.S. Treasury 10-Year Note December Futures	12/2024	960	109,710	(548)	0	(400)
U.S. Treasury 30-Year Bond December Futures	12/2024	181	22,478	(251)	0	(119)
WTI Crude December Futures	11/2025	58	3,851	(435)	13	0

				$(1,858)	$1,982	$(892)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	817	$(223,166)	$(791)	$0	$(80)
Cocoa December Futures	12/2024	54	(4,170)	(424)	302	0
Corn March Futures	03/2025	1,296	(28,593)	(1,011)	0	(405)
Euro-Bund 10-Year Bond December Futures	12/2024	126	(18,923)	(2)	173	(1)
Euro-Buxl 30-Year Bond December Futures	12/2024	69	(10,467)	(101)	0	(84)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	411	(58,030)	(502)	0	(252)
Euro-Schatz December Futures	12/2024	850	(101,407)	(454)	0	(71)
Gold 100 oz. December Futures	12/2024	30	(7,978)	82	26	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	138	(16,540)	(126)	8	0
U.S. Treasury 2-Year Note December Futures	12/2024	1,225	(255,097)	(720)	459	0
U.S. Treasury 5-Year Note December Futures	12/2024	1,525	(167,571)	(117)	526	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	788	(93,218)	(93)	406	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	433	(57,630)	249	338	0
United Kingdom Long Gilt December Futures	12/2024	2	(263)	0	37	0
Wheat December Futures	12/2024	515	(15,038)	843	0	(103)
Wheat March Futures	03/2025	144	(4,351)	(141)	0	(29)
WTI Crude December Futures	11/2025	58	(3,851)	197	0	(13)

				$(3,111)	$2,275	$(1,038)

Total Futures Contracts				$(4,969)	$4,257	$(1,930)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	82,600	$995	$(330)	$665	$0	$(76)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	2,480,000	(65)	68	3	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	275	(104)	171	37	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026		$1,670	0	(7)	(7)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		49,500	(2,508)	874	(1,634)	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	4,216	(712)	3,504	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		14,600	389	(867)	(478)	59	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	193,186	1,579	1,782	3,361	1,129	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		68,174	110	(117)	(7)	0	(706)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		4,000	(284)	48	(236)	5	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		7,300	(531)	90	(441)	9	0

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	0.650%	Annual	05/11/2027	EUR	6,600	$(489)	$103	$(386)	$10	$0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(540)	128	(412)	13	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(237)	58	(179)	6	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,900	106	(87)	19	0	(9)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,240	0	(41)	(41)	0	(6)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,100	(53)	(87)	(140)	0	(22)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	46	13	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	175	56	5	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	136	41	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	451	697	11	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,300	247	334	581	10	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	147	220	3	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	239	400	6	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		$4,400	414	36	450	0	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	231	24	255	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	17	184	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	305	31	336	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	42	320	5	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	26	178	4	0
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(100)	(1,172)	0	(14)
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	421,300	86	160	246	0	(146)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	10,100	57	(28)	29	0	(14)
Pay	UKRPI	3.466	Maturity	09/15/2034		4,200	0	(7)	(7)	0	(8)

Total Swap Agreements							$4,061	$2,528	$6,589	$1,480	$(1,152)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4,668	$1,480	$6,148	$(159)	$(2,680)	$(1,152)	$(3,991)

(i)

Securities with an aggregate market value of $22,835 and cash of $10,632 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin liability of $(14) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $411 and liability of $(750) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024	CAD	369		$272	$0	$(1)
	10/2024		$2,455	CNH	17,582	57	0

BOA	10/2024	GBP	203		$266	0	(6)
	10/2024	IDR	8,962,109		579	0	(10)
	10/2024	KRW	1,242,305		929	0	(14)
	10/2024		$2,546	CAD	3,458	11	0
	10/2024		110	EUR	99	0	0
	10/2024		251	ILS	919	0	(5)
	10/2024		2,070	JPY	296,400	0	(8)
	10/2024		1,398	KRW	1,873,334	24	0
	10/2024		342	PLN	1,332	4	0
	10/2024		278	SGD	361	3	0

BPS	10/2024	CAD	60,056		$44,583	175	0
	10/2024	CNH	24,934		3,482	0	(81)
	10/2024	EUR	464		515	0	(1)
	10/2024	JPY	2,841,288		19,754	20	(35)
	10/2024	KRW	3,776,822		2,822	0	(44)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	PLN	5,208		$1,359	$6	$0
	10/2024		$408	CNH	2,895	5	0
	10/2024		2,681	DKK	17,928	0	(4)
	10/2024		1,331	EUR	1,196	1	0
	10/2024		3,679	NZD	5,911	76	0
	11/2024	CNH	43,753		$6,062	0	(203)
	11/2024	DKK	17,897		2,681	4	0
	11/2024	TWD	77,389		2,427	0	(30)
	11/2024		$1,359	PLN	5,211	0	(6)
	11/2024		1,422	TWD	45,385	19	0
	12/2024		2,346	MXN	46,209	8	(33)

BRC	10/2024	ILS	709		$191	1	0
	10/2024	NZD	1,760		1,112	0	(6)
	10/2024		$4,041	GBP	3,063	54	0
	10/2024		2,111	PLN	8,106	0	(6)
	10/2024		14	ZAR	260	1	0
	11/2024	DKK	130		$20	0	0
	11/2024		$1,112	NZD	1,760	6	0
	11/2024		1	PLN	5	0	0

BSH	10/2024	BRL	30,500		$5,598	0	0
	10/2024		$5,543	BRL	30,500	55	0
	04/2025	BRL	32,100		$5,686	0	(57)

CBK	10/2024	GBP	359		477	0	(3)
	10/2024	ILS	2,069		555	5	(5)
	10/2024	KRW	4,589,938		3,433	0	(49)
	10/2024	THB	1,827		55	0	(2)
	10/2024		$1,521	CNH	10,781	20	0
	10/2024		534	DKK	3,565	0	(2)
	10/2024		3,477	IDR	53,854,586	64	0
	10/2024		149	ILS	555	0	0
	10/2024		8,904	INR	748,902	25	0
	10/2024		5,101	ZAR	93,022	276	0
	11/2024	BRL	16,352		$2,912	0	(78)
	11/2024	CNH	34,343		4,781	0	(137)
	11/2024	DKK	3,559		534	2	0
	11/2024	TWD	303,132		9,520	3	(106)
	11/2024		$1,510	TWD	48,871	41	0
	12/2024	MXN	21,149		$1,090	30	(2)

CIB	10/2024	INR	112,016		1,332	0	(4)

FAR	10/2024	BRL	14,544		2,670	0	0
	10/2024	JPY	221,213		1,540	1	0
	10/2024	NZD	4,150		2,609	0	(28)
	10/2024		$5,538	AUD	8,057	32	0
	10/2024		2,633	BRL	14,544	37	0
	10/2024		112,564	EUR	100,663	0	(511)
	10/2024		33,149	JPY	4,775,461	77	0
	11/2024	AUD	8,057		$5,540	0	(32)
	11/2024	EUR	100,663		112,719	511	0
	11/2024	JPY	4,753,450		33,149	0	(77)
	11/2024		$2,609	NZD	4,150	28	0

GLM	10/2024	BRL	34,031		$6,501	266	(12)
	10/2024		$6,247	BRL	34,031	1	0
	10/2024		1,308	IDR	20,211,415	21	0
	10/2024		823	INR	69,189	2	0
	10/2024		2,100	PLN	8,335	65	0
	11/2024	MXN	11,943		$598	0	(4)
	12/2024		6,348		320	1	0
	12/2024		$2,527	BRL	13,926	11	0
	02/2025		756	MXN	15,396	10	0
	04/2025	BRL	104,700		$18,790	70	(9)

JPM	10/2024	CNH	40,262		5,626	0	(127)
	10/2024	DKK	40,510		6,056	6	0
	10/2024	EUR	1,115		1,236	0	(6)
	10/2024	ILS	1,708		461	3	0
	10/2024	KRW	1,651,176		1,235	0	(18)
	10/2024	NOK	732		69	0	0
	10/2024		$554	CAD	753	2	0
	10/2024		1,986	CNH	14,164	38	0
	10/2024		5,613	DKK	37,430	0	(23)

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$211	IDR	3,258,055	$4	$0
	10/2024		68	ILS	245	0	(2)
	10/2024		1,786	PLN	6,922	13	(1)
	10/2024		751	SGD	977	9	0
	10/2024	ZAR	29,064		$1,608	0	(72)
	11/2024	CNH	2,935		415	0	(5)
	11/2024	DKK	37,365		5,613	23	0
	11/2024	TWD	38,664		1,190	0	(38)
	11/2024		$69	NOK	732	0	0
	11/2024		1,050	TWD	33,452	12	0
	12/2024	MXN	5,167		$264	5	0
	04/2025	BRL	2,300		409	0	(2)

MBC	10/2024	CAD	120,116		89,302	485	0
	10/2024	GBP	2,501		3,345	1	0
	10/2024	JPY	2,074,298		14,391	0	(42)
	10/2024	KRW	5,200,123		3,893	0	(53)
	10/2024	PLN	2,709		710	7	0
	10/2024		$10,732	CAD	14,426	0	(66)
	10/2024		361	IDR	5,595,670	7	0
	10/2024		61	NOK	642	0	0
	10/2024		2,855	SGD	3,668	0	(1)
	11/2024	CAD	14,414		$10,732	66	0
	11/2024	SGD	3,662		2,855	1	0
	11/2024	TWD	62,174		1,941	0	(33)
	11/2024		$3,345	GBP	2,501	0	(1)
	11/2024		1,636	PLN	6,299	6	(7)

MYI	10/2024	BRL	11,020		$2,179	156	0
	10/2024	DKK	29,463		4,390	0	(10)
	10/2024	EUR	101,919		113,587	136	0
	10/2024	KRW	1,933,150		1,446	0	(21)
	10/2024	SGD	5,006		3,844	0	(51)
	10/2024		$2,023	BRL	11,020	0	0
	10/2024		5,286	DKK	35,365	0	(5)
	10/2024		369	IDR	5,726,795	7	0
	10/2024		11	NOK	119	0	0
	11/2024	DKK	35,304		$5,286	4	0
	11/2024	TWD	40,093		1,275	3	0
	11/2024		$993	CNH	7,067	19	0

RBC	10/2024	CAD	2,853		$2,101	0	(8)
	10/2024		$1,843	CNH	13,277	54	0
	12/2024	MXN	13,554		$682	2	0

SCX	10/2024	CAD	1,555		1,152	3	(1)
	10/2024	DKK	24,446		3,639	0	(12)
	10/2024	JPY	7,055		49	0	0
	10/2024		$3,332	INR	280,056	7	0
	11/2024	CNH	23,926		$3,303	0	(123)
	11/2024	EUR	1,540		1,728	11	0
	11/2024	TWD	11,625		360	0	(9)
	11/2024		$2,779	CNH	19,863	66	0

TOR	10/2024	AUD	8,057		$5,464	0	(106)
	10/2024	CAD	13,847		10,287	49	0

UAG	10/2024	CHF	8,143		9,692	71	0
	10/2024		$9,591	CHF	8,135	21	0
	10/2024		921	PLN	3,578	8	0
	10/2024		4,304	ZAR	78,758	249	0
	11/2024	CHF	8,105		$9,591	0	(22)
	11/2024		$108	PLN	413	0	(1)
	11/2024		103	TWD	3,240	0	0

Total Forward Foreign Currency Contracts						$3,683	$(2,477)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	29,300	$ (354)	$(644)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	29,300	(354)	(44)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	18,400	$(239)	$(380)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	18,400	(239)	(22)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	35,300	(426)	(474)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	35,300	(426)	(134)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	39,700	(501)	(746)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	39,700	(500)	(59)

JPM	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	59,200	(104)	(21)

Total Written Options							$(3,143)	$(2,524)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMF1NTC Index	50,338	0.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/18/2025	$6,400	$0	$(9)	$0	$(9)

CBK	Receive	DWRTFT Index	683	5.440% (FEDL01 plus a specified spread)	Monthly	05/07/2025	9,859	0	(42)	0	(42)

CIB	Receive	PIMCODB Index (5)	520,649	0.000%	Monthly	02/18/2025	99,925	0	2,080	2,080	0

GST	Receive	BCOMF1NTC Index	14,108	4.700% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	4,831	0	(35)	0	(35)
	Receive	PIMCODB Index (6)	1,708,873	0.000%	Monthly	02/18/2025	170,584	0	3,610	3,610	0

JPM	Receive	AMZX Index	11,819	5.250% (FEDL01 plus a specified spread)	Monthly	10/16/2024	26,433	0	(111)	0	(111)
	Receive	Alerian MLP Total Return Index	29,615	4.980% (FEDL01 plus a specified spread)	Monthly	11/06/2024	66,233	0	(263)	0	(263)
	Receive	JMABNIC5 Index (7)	693,450	0.000%	Monthly	02/18/2025	122,774	0	3,683	3,683	0
	Receive	Alerian MLP Total Return Index	4,399	5.210% (FEDL01 plus a specified spread)	Monthly	07/09/2025	9,838	0	(41)	0	(41)

MAC	Receive	PIMCODB Index (8)	485,575	0.000%	Monthly	02/18/2025	89,474	0	1,875	1,875	0

MYI	Receive	Alerian Midstream Energy Total Return Index	107,278	5.530% (FEDL01 plus a specified spread)	Monthly	02/19/2025	108,013	0	(470)	0	(470)
	Receive	DWRTFT Index	8,390	5.270% (FEDL01 plus a specified spread)	Monthly	05/07/2025	121,107	0	(493)	0	(493)
	Receive	DWRTFT Index	2,896	5.320% (FEDL01 plus a specified spread)	Monthly	05/07/2025	41,803	0	(68)	0	(68)
	Receive	DWRTFT Index	1,396	5.400% (FEDL01 plus a specified spread)	Monthly	05/07/2025	20,151	0	(36)	0	(36)
	Receive	DWRTFT Index	1,942	5.420% (FEDL01 plus a specified spread)	Monthly	06/11/2025	28,032	0	(117)	0	(117)

								$0	$9,563	$11,248	$(1,685)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	Alexandria Real Estate Equities, Inc.	10,000	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	$1,188	$0	$8	$8	$0
	Receive	American Homes 4 Rent	523,400	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	20,093	0	52	52	0
	Receive	American Tower Corp.	40,448	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	9,407	0	(37)	0	(37)
	Receive	AvalonBay Communities, Inc.	136,400	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	30,724	0	108	108	0
	Receive	Digital Realty Trust, Inc.	90,100	5.08% ((FEDL01 plus a specified spread)	Monthly	12/04/2024	14,581	0	55	55	0
	Receive	Equinix, Inc.	17,500	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	15,534	0	(59)	0	(59)
	Receive	Equity LifeStyle Properties, Inc.	264,637	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	18,879	0	49	49	0
	Receive	Equity Residential	275,428	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	20,508	0	103	103	0

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	First Industrial Realty Trust, Inc.	214,600	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	$12,013	$0	$30	$30	$0
	Receive	Gaming and Leisure Properties, Inc.	228,300	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	11,746	0	(48)	0	(48)
	Receive	Invitation Homes, Inc.	691,731	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	24,390	0	91	91	0
	Receive	Prologis, Inc.	515,663	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	65,118	0	229	229	0
	Receive	PSA Treasury Pte Ltd.	97,057	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	35,316	0	156	156	0
	Receive	Rexford Industrial Realty, Inc.	180,200	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	9,066	0	38	38	0
	Receive	SBA Communications Corp.	31,201	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	7,510	0	(28)	0	(28)
	Receive	Simon Property Group, Inc.	284,355	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	48,062	0	461	461	0
	Receive	Sun Communities, Inc.	90,731	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	12,262	0	36	36	0
	Receive	Vici Properities, Inc.	515,879	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	17,184	0	153	153	0
	Receive	WP Carey, Inc.	13,700	5.080% (FEDL01 plus a specified spread)	Monthly	12/04/2024	854	0	9	9	0

								$0	$1,406	$1,578	$(172)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(3)	4.203%	Maturity	10/22/2025	$67,785	$0	$840	$840	$0

Total Swap Agreements							$0	$11,809	$13,666	$(1,857)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$57	$0	$0	$57	$(1)	$0	$0	$(1)	$56	$0	$56
BOA	42	0	0	42	(43)	0	0	(43)	(1)	0	(1)
BPS	314	0	0	314	(437)	0	(9)	(446)	(132)	225	93
BRC	62	0	0	62	(12)	0	0	(12)	50	(60)	(10)
BSH	55	0	0	55	(57)	0	0	(57)	(2)	0	(2)
CBK	466	0	0	466	(384)	(688)	(42)	(1,114)	(648)	(350)	(998)
CIB	0	0	2,080	2,080	(4)	0	0	(4)	2,076	(2,640)	(564)
FAR	686	0	0	686	(648)	0	0	(648)	38	0	38
GLM	447	0	0	447	(25)	(1,010)	0	(1,035)	(588)	572	(16)
GST	0	0	3,610	3,610	0	(805)	(35)	(840)	2,770	(2,616)	154
JPM	115	0	6,101	6,216	(294)	(21)	(587)	(902)	5,314	(3,283)	2,031
MAC	0	0	1,875	1,875	0	0	0	0	1,875	(1,809)	66
MBC	573	0	0	573	(203)	0	0	(203)	370	260	630
MYI	325	0	0	325	(87)	0	(1,184)	(1,271)	(946)	(1,403)	(2,349)
RBC	56	0	0	56	(8)	0	0	(8)	48	0	48
SCX	87	0	0	87	(145)	0	0	(145)	(58)	0	(58)
TOR	49	0	0	49	(106)	0	0	(106)	(57)	0	(57)
UAG	349	0	0	349	(23)	0	0	(23)	326	(260)	66

Total Over the Counter	$3,683	$0	$13,666	$17,349	$(2,477)	$(2,524)	$(1,857)	$(6,858)

(k)

Securities with an aggregate market value of $3,228 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

(5)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	3.0%	$3,038
Arabica Coffee March 2025 Futures	7.0	7,045
Brent Crude March 2025 Futures	5.5	5,476
Copper March 2025 Futures	0.4	400
Cotton No. 02 March 2025 Futures	1.3	1,299
Gas Oil March 2025 Futures	2.9	2,888
Gold 100 oz. December 2024 Futures	16.9	16,877
Gold 100 oz. February 2025 Futures	6.5	6,495
Live Cattle December 2024 Futures	2.8	2,818
Live Cattle February 2025 Futures	5.6	5,556
New York Harbor ULSD March 2025 Futures	1.4	1,379
Nickel March 2025 Futures	4.4	4,377
NYMEX — Natural Gas March 2025 Futures	1.1	1,059
RBOB Gasoline March 2025 Futures	8.1	8,104
Silver December 2024 Futures	3.5	3,517
Silver March 2025 Futures	1.4	1,429
Sugar No. 11 March 2025 Futures	5.2	5,216
Wheat March 2025 Futures	0.1	140
WTI Crude March 2025 Futures	8.0	7,964
Zinc March 2025 Futures	2.5	2,478
Zinc November 2024 Futures	0.8	799

Total Long Futures Contracts		$88,354

Cash	11.6%	$11,571

Total Notional Amount		$99,925

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(6)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum February 2025 Futures	3.1%	$5,220
Arabica Coffee March 2025 Futures	7.0	11,907
Brent Crude March 2025 Futures	5.5	9,382
Gas Oil February 2025 Futures	2.9	4,930
Gold 100 oz. December 2024 Futures	17.0	28,931
Gold 100 oz. February 2025 Futures	5.5	9,433
Live Cattle December 2024 Futures	2.8	4,862
Live Cattle February 2025 Futures	5.5	9,382
New York Harbor ULSD February 2025 Futures	2.1	3,616
Nickel February 2025 Futures	4.4	7,506
NYMEX — Natural Gas February 2025 Futures	0.7	1,211
RBOB Gasoline February 2025 Futures	8.2	13,920
Silver December 2024 Futures	3.6	6,141
Silver March 2025 Futures	0.6	1,040
Sugar No. 11 March 2025 Futures	3.3	5,561
Wheat March 2025 Futures	0.1	239
WTI Crude February 2025 Futures	8.0	13,715
Zinc February 2025 Futures	1.7	2,900
Zinc November 2024 Futures	0.8	1,365

Total Long Futures Contracts		$141,261

Cash	17.2%	$29,323

Total Notional Amount		$170,584

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

(7)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2025 Futures	16.9%	$20,731
Cotton No. 02 December 2024 Futures	1.6	1,908
Gas Oil February 2025 Futures	2.6	3,216
Gold 100 oz. December 2024 Futures	20.1	24,636
Live Cattle December 2024 Futures	6.1	7,506
LME — Copper November 2024 Futures	8.1	9,892
New York Harbor ULSD February 2025 Futures	3.9	4,817
Nickel November 2024 Futures	4.3	5,350
RBOB Gasoline February 2025 Futures	4.1	5,044
Silver December 2024 Futures	6.5	7,995
Soybean Meal December 2024 Futures	10.5	12,834
Soybeans November 2024 Futures	12.1	14,898
Sugar No. 11 March 2025 Futures	3.2	3,956

Total Long Futures Contracts		$122,783

Cash	0.0%	$(9)

Total Notional Amount		$122,774

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	3.1%	$2,767
Arabica Coffee March 2025 Futures	7.1	6,391
Brent Crude May 2025 Futures	5.6	4,967
Copper March 2025 Futures	0.4	372
Cotton No. 02 March 2025 Futures	1.3	1,165
Gas Oil May 2025 Futures	2.9	2,603
Gold 100 oz. April 2025 Futures	6.5	5,841
Gold 100 oz. December 2024 Futures	17.0	15,175
Live Cattle April 2025 Futures	5.6	4,976
Live Cattle December 2024 Futures	2.8	2,517
New York Harbor ULSD May 2025 Futures	1.4	1,252
Nickel March 2025 Futures	4.4	3,942
NYMEX — Natural Gas March 2025 Futures	1.0	933
RBOB Gasoline May 2025 Futures	8.3	7,396
Silver December 2024 Futures	3.7	3,268
Silver March 2025 Futures	1.5	1,330
Sugar No. 11 March 2025 Futures	5.3	4,757
Wheat March 2025 Futures	0.1	124
WTI Crude May 2025 Futures	8.1	7,232
Zinc December 2024 Futures	0.8	744
Zinc March 2025 Futures	2.6	2,302

Total Long Futures Contracts		$80,054

Cash	10.5%	$9,420

Total Notional Amount		$89,474

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$2,154	$0	$0	$0	$2,514	$4,668
Swap Agreements	0	0	0	0	1,480	1,480

	$2,154	$0	$0	$0	$3,994	$6,148

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,683	$0	$3,683
Swap Agreements	12,088	0	1,578	0	0	13,666

	$12,088	$0	$1,578	$3,683	$0	$17,349

	$14,242	$0	$1,578	$3,683	$3,994	$23,497

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$84	$0	$0	$0	$75	$159
Futures	827	0	419	0	1,434	2,680
Swap Agreements	0	0	0	0	1,152	1,152

	$911	$0	$419	$0	$2,661	$3,991

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,477	$0	$2,477
Written Options	0	0	0	0	2,524	2,524
Swap Agreements	44	0	1,813	0	0	1,857

	$44	$0	$1,813	$2,477	$2,524	$6,858

	$955	$0	$2,232	$2,477	$5,185	$10,849

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(388)	$0	$0	$0	$0	$(388)
Written Options	(172)	0	0	0	823	651
Futures	(383)	0	1,727	0	(5,933)	(4,589)
Swap Agreements	0	0	0	0	1,185	1,185

	$(943)	$0	$1,727	$0	$(3,925)	$(3,141)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,930)	$0	$(1,930)
Written Options	0	0	0	0	1,060	1,060
Swap Agreements	(48,678)	0	62,352	0	0	13,674

	$(48,678)	$0	$62,352	$(1,930)	$1,060	$12,804

	$(49,621)	$0	$64,079	$(1,930)	$(2,865)	$9,663

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$283	$0	$0	$0	$0	$283
Written Options	169	0	0	0	(600)	(431)
Futures	(3,123)	0	0	0	(2,507)	(5,630)
Swap Agreements	0	0	0	0	2,398	2,398

	$(2,671)	$0	$0	$0	$(709)	$(3,380)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,470)	$0	$(1,470)
Written Options	0	0	0	0	(688)	(688)
Swap Agreements	4,791	0	1,538	0	0	6,329

	$4,791	$0	$1,538	$(1,470)	$(688)	$4,171

	$2,120	$0	$1,538	$(1,470)	$(1,397)	$791

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,557	$0	$15,557
Industrials	0	39	0	39
Utilities	0	321	0	321
U.S. Government Agencies	0	360,619	0	360,619
U.S. Treasury Obligations	0	2,229,139	0	2,229,139
Non-Agency Mortgage-Backed Securities	0	32,843	0	32,843
Asset-Backed Securities	0	205,454	0	205,454
Sovereign Issues	0	103,441	0	103,441
Common Stocks
Consumer Discretionary	7,683	0	0	7,683
Preferred Securities
Banking & Finance	0	226	0	226
Real Estate Investment Trusts
Real Estate	488,805	0	0	488,805
Short-Term Instruments
Commercial Paper	0	14,746	0	14,746
Repurchase Agreements	0	190,292	0	190,292
U.S. Treasury Bills	0	37,088	0	37,088

	$496,488	$3,189,765	$0	$3,686,253

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62,689	$0	$0	$62,689

Total Investments	$559,177	$3,189,765	$0	$3,748,942

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,527	3,210	0	5,737
Over the counter	0	17,349	0	17,349

	$2,527	$20,559	$0	$23,086

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,570)	(1,671)	0	(3,241)
Over the counter	0	(6,858)	0	(6,858)

	$(1,570)	$(8,529)	$0	$(10,099)

Total Financial Derivative Instruments	$957	$12,030	$0	$12,987

Totals	$560,134	$3,201,795	$0	$3,761,929

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

Shares of the Funds have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Fund issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

The PIMCO All Asset: Multi-Real Fund has established a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date.

Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as "other foreign taxes", and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign

60	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Authority: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Asset: Multi-Real Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Notes to Financial Statements	(Cont.)

and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names

Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity

62	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Notes to Financial Statements	(Cont.)

fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s offering memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their

64	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Notes to Financial Statements	(Cont.)

www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$139,907	$3,704	$(23,301)	$40	$251	$120,601	$3,771	$0

PIMCO All Authority: Multi-RAE PLUS Fund	10,547	196	(10,753)	24	(14)	0	236	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$0	$37,427	$(37,400)	$3	$0	$30	$27	$0

PIMCO All Asset: Multi-Real Fund	44,147	2,214,356	(2,195,900)	67	19	62,689	1,966	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to

66	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Notes to Financial Statements	(Cont.)

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects

68	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.
(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Notes to Financial Statements	(Cont.)

(i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based

70	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Notes to Financial Statements	(Cont.)

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or

72	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Notes to Financial Statements	(Cont.)

exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund	PIMCO All Asset: Multi-Real Fund

Small Fund	X	X	X

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	X

Equity	X	X	X

Model	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X

74	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

Risks	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund	PIMCO All Asset: Multi-Real Fund

Collateralized Loan Obligations	X	X	X

Extension	X	X	X

Commodity	—	—	X

MLP	—	—	X

Prepayment	X	X	X

Privately Issued Mortgage-Related Securities	X	X	X

Real Estate	—	—	X

Foreign (Non-U.S.) Investment	X	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Issuer Non-Diversification	—	X	—

Leveraging	X	X	X

Management	X	X	X

Subsidiary	—	—	X

Tax	—	—	X

Short Exposure	X	X	X

Convertibles Securities	X	X	X

LIBOR Transition	X	X	X

Inflation-Indexed Security	—	—	X

Please see “Description of Principal Risks” in a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Notes to Financial Statements	(Cont.)

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental

76	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

MLP Risk is the risk that investments in derivatives or other instruments related to master limited partnerships and limited liability companies that are treated as partnerships for U.S. federal income tax purposes (“MLPs”) may trade infrequently and in limited volume and may be subject to abrupt or erratic price movements. MLPs that concentrate in the energy sector are subject to risks associated with the energy sector. Equity securities issued by MLPs are subject to the risks associated with equity investments, and debt securities issued by MLPs are subject to the risks associated with debt investments, including interest rate risk, prepayment risk, credit risk, and, as applicable, high yield securities risk.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the Act and may

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Notes to Financial Statements	(Cont.)

not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics.

Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred

78	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective.

Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Notes to Financial Statements	(Cont.)

collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Fund is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Fund’s respective average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for each Fund are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s respective average daily net assets attributable to each Fund):

Fund Name	Investment Advisory Fee	Supervisory and Administrative Fee

PIMCO All Asset: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Authority: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Asset: Multi-Real Fund	0.49%	0.25%

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio

80	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

For the period ended September 30, 2024, the Fund below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Authority: Multi-RAE PLUS Fund	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Authority: Multi-RAE PLUS Fund	$0	$47	$2	$49

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

(g) Acquired Fund Fees and Expenses PIMCO All Asset: Multi-Real Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $811,992. See Note 14,

Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Notes to Financial Statements	(Cont.)

be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset: Multi-RAE PLUS Fund	$5,242,980	$4,573,217	$437,014	$495,278

PIMCO All Authority: Multi-RAE PLUS Fund	507,359	462,179	41,899	66,248

PIMCO All Asset: Multi-Real Fund	3,469,460	4,040,881	135,425	211,699

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset: Multi-RAE PLUS Fund				PIMCO All Authority: Multi-RAE PLUS Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	4,038	$42,829	38,580	$394,600	1,171	$10,698	16,264	$158,463
Issued as reinvestment of distributions	15,157	155,002	12,627	127,006	0	0	1,917	17,751
Cost of shares redeemed	(32,064)	(337,201)	(109,565)	(1,086,112)	(9,144)	(84,092)	(34,558)	(337,247)

Net increase (decrease) resulting from Fund share transactions	(12,869)	$(139,370)	(58,358)	$(564,506)	(7,973)	$(73,394)	(16,377)	$(161,033)

	PIMCO All Asset: Multi-Real Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold	35,432	$316,817	137,067	$1,209,338
Issued as reinvestment of distributions	7,602	70,003	7,847	70,005
Cost of shares redeemed	(103,185)	(945,587)	(150,504)	(1,315,448)

Net increase (decrease) resulting from Fund share transactions	(60,151)	$(558,767)	(5,590)	$(36,105)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

82	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2024	(Unaudited)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset: Multi-RAE PLUS Fund	0	1	0%	98%

PIMCO All Authority: Multi-RAE PLUS Fund	0	1	0%	100%

PIMCO All Asset: Multi-Real Fund	0	1	0%	94%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on June 17, 2020, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO All Asset: Multi-Real Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its offering memorandum and offering memorandum supplement. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 10.2% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Funds may also gain exposure indirectly to commodity markets by investing in the PIMCO All Asset: Multi Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by each Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset: Multi-RAE PLUS Fund	$50,807	$68,683

PIMCO All Asset All Authority: Multi-RAE Plus Fund	446	1,677

PIMCO All Asset: Multi-Real Fund	131,589	124,366

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$3,706,825	$53,656	$(145,645)	$(91,989)

PIMCO All Authority: Multi-RAE PLUS Fund	276,215	6,677	(5,440)	1,237

PIMCO All Asset: Multi-Real Fund	3,707,717	139,481	(86,304)	53,177

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

84	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GRE	NatWest Markets Securities, Inc.	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CBK	Citibank N.A.	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

DKK	Danish Krone	KRW	South Korean Won	TRY	Turkish New Lira

EUR	Euro	MXN	Mexican Peso	TWD	Taiwanese Dollar

GBP	British Pound	NOK	Norwegian Krone	USD (or $)	United States Dollar

HKD	Hong Kong Dollar	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter

EUREX	Eurex Exchange

Index/Spread Abbreviations:

AMZX	Alerian MLP Total Return Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket

BOBL	Bundesobligation, the German word for federal government bond	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

CAONREPO	Canadian Overnight Repo Rate Average	ESTRON	Euro Short-Term Rate	RADMFUNT	RAFI Dynamic Multi-Factor US Index

CDX.HY	Credit Derivatives Index - High Yield	FEDL01	Federal funds effective rate	RU20INTR	Russell 2000 Total Return Index

CDX.IG	Credit Derivatives Index - Investment Grade	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor’s 500 Index

CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABNIC	J.P. Morgan Nic Custom Index	SOFR	Secured Overnight Financing Rate

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SOFRINDX	Secured Overnight Financing Rate Index

DWRTFT	Dow Jones Wilshire REIT Total Return Index	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

ERADXULT	eRAFI International Large Strategy Index	NDDUEAFE	MSCI EAFE Index	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce

ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements. With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Advisory Contract and Supervision and Administration Agreement.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024 and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

86	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the

Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective performance indexes on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective performance indexes on a net-of-fees basis over certain short- and long-term periods.30 With respect to Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios.31 PIMCO reported to the Board regarding actions that PIMCO has taken to attempt to improve performance and PIMCO’s plans to monitor performance going forward.32

30 Id.

31 Sections D.1-2 of Proposal Memorandum; August 2024 Minutes; Supplemental Materials.

32 August 2024 Minutes; Exhibit 18 of Proposal Memorandum.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Portfolios (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only clients of PIMCO (including separately managed accounts, registered investment companies, and other funds managed by PIMCO) are eligible to invest in the Portfolios and, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, only certain registered investment companies managed by PIMCO are eligible to invest in those two Portfolios. The Board also noted that currently only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund and PAPS All Asset: Multi-RAE PLUS Fund. In addition, the Board noted that currently only the PIMCO All Asset All Authority Fund is eligible to invest in the PAPS All Authority: Multi-RAE PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO in accordance with Rule 12d1-4 under the Investment Company Act of 1940. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. The Board considered the existence of any economies of scale and found that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration

88	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for investment management services it provides to clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates under the Sub-Advisory Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PAPSALLAFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Real Return Strategy Funds

PIMCO Long-Term Real Return Fund

PIMCO Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Inflation Response Multi-Asset Fund

(1) Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund (each, a “Fund” and collectively, the “Funds”).

The PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund® are each intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject each Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as, for PIMCO CommoditiesPLUS® Strategy Fund, the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (collectively, “Acquired Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

2	PIMCO REAL RETURN STRATEGY FUNDS

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Long-Term Real Return Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	—	Diversified
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/27/18	04/28/00	01/29/97	01/29/97	12/31/02	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	04/27/18	—	10/30/03	10/30/03	—	Diversified
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	04/27/18	—	05/28/10	05/28/10	—	Diversified
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	04/27/18	02/14/03	11/29/02	11/29/02	03/12/10	Diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	09/15/22	—	08/31/11	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

4	PIMCO REAL RETURN STRATEGY FUNDS

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term Real Return Fund
Institutional Class

04/01/2024 - 09/30/2024+	$12.40	$0.40	$0.45	$0.85	$(0.39)	$0.00	$0.00	$(0.39)

03/31/2024	13.87	0.64	(1.52)	(0.88)	(0.43)	0.00	(0.16)	(0.59)

03/31/2023(e)	19.83	0.88	(5.08)	(4.20)	(1.32)	(0.44)	0.00	(1.76)

03/31/2022(e)	21.84	1.47	0.21	1.68	(1.59)	(2.10)	0.00	(3.69)

03/31/2021(e)	28.23	0.36	2.40	2.76	(0.81)	(8.34)	0.00	(9.15)

03/31/2020(e)	24.96	0.72	3.90	4.62	(0.81)	(0.54)	0.00	(1.35)
I-2

04/01/2024 - 09/30/2024+	12.40	0.42	0.43	0.85	(0.39)	0.00	0.00	(0.39)

03/31/2024	13.87	0.59	(1.49)	(0.90)	(0.41)	0.00	(0.16)	(0.57)

03/31/2023(e)	19.83	1.36	(5.57)	(4.21)	(1.31)	(0.44)	0.00	(1.75)

03/31/2022(e)	21.84	1.50	0.18	1.68	(1.59)	(2.10)	0.00	(3.69)

03/31/2021(e)	28.20	0.54	2.22	2.76	(0.78)	(8.34)	0.00	(9.12)

03/31/2020(e)	24.96	0.75	3.81	4.56	(0.78)	(0.54)	0.00	(1.32)

PIMCO Real Return Fund
Institutional Class

04/01/2024 - 09/30/2024+	$10.03	$0.22	$0.30	$0.52	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2024	10.25	0.33	(0.23)	0.10	(0.25)	0.00	(0.07)	(0.32)

03/31/2023	11.78	0.66	(1.40)	(0.74)	(0.75)	(0.04)	0.00	(0.79)

03/31/2022	12.06	0.75	(0.28)	0.47	(0.75)	0.00	0.00	(0.75)

03/31/2021	11.29	0.17	0.93	1.10	(0.33)	0.00	0.00	(0.33)

03/31/2020	10.91	0.29	0.32	0.61	(0.23)	0.00	0.00	(0.23)
I-2

04/01/2024 - 09/30/2024+	10.03	0.22	0.29	0.51	(0.22)	0.00	0.00	(0.22)

03/31/2024	10.25	0.33	(0.24)	0.09	(0.24)	0.00	(0.07)	(0.31)

03/31/2023	11.78	0.70	(1.45)	(0.75)	(0.74)	(0.04)	0.00	(0.78)

03/31/2022	12.06	0.74	(0.28)	0.46	(0.74)	0.00	0.00	(0.74)

03/31/2021	11.29	0.16	0.93	1.09	(0.32)	0.00	0.00	(0.32)

03/31/2020	10.91	0.28	0.32	0.60	(0.22)	0.00	0.00	(0.22)
I-3

04/01/2024 - 09/30/2024+	10.03	0.22	0.29	0.51	(0.22)	0.00	0.00	(0.22)

03/31/2024	10.25	0.31	(0.23)	0.08	(0.23)	0.00	(0.07)	(0.30)

03/31/2023	11.78	0.67	(1.43)	(0.76)	(0.73)	(0.04)	0.00	(0.77)

03/31/2022	12.06	0.72	(0.27)	0.45	(0.73)	0.00	0.00	(0.73)

03/31/2021	11.29	0.18	0.90	1.08	(0.31)	0.00	0.00	(0.31)

03/31/2020	10.91	0.42	0.17	0.59	(0.21)	0.00	0.00	(0.21)
Administrative Class

04/01/2024 - 09/30/2024+	10.03	0.21	0.29	0.50	(0.21)	0.00	0.00	(0.21)

03/31/2024	10.25	0.29	(0.22)	0.07	(0.22)	0.00	(0.07)	(0.29)

03/31/2023	11.78	0.65	(1.42)	(0.77)	(0.72)	(0.04)	0.00	(0.76)

03/31/2022	12.06	0.77	(0.33)	0.44	(0.72)	0.00	0.00	(0.72)

03/31/2021	11.29	0.15	0.92	1.07	(0.30)	0.00	0.00	(0.30)

03/31/2020	10.91	0.26	0.32	0.58	(0.20)	0.00	0.00	(0.20)
Class A

04/01/2024 - 09/30/2024+	10.03	0.20	0.30	0.50	(0.21)	0.00	0.00	(0.21)

03/31/2024	10.25	0.29	(0.23)	0.06	(0.21)	0.00	(0.07)	(0.28)

03/31/2023	11.78	0.64	(1.43)	(0.79)	(0.70)	(0.04)	0.00	(0.74)

03/31/2022	12.06	0.70	(0.28)	0.42	(0.70)	0.00	0.00	(0.70)

03/31/2021	11.29	0.12	0.93	1.05	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.91	0.24	0.32	0.56	(0.18)	0.00	0.00	(0.18)
Class C

04/01/2024 - 09/30/2024+	10.03	0.18	0.29	0.47	(0.18)	0.00	0.00	(0.18)

03/31/2024	10.25	0.25	(0.24)	0.01	(0.16)	0.00	(0.07)	(0.23)

03/31/2023	11.78	0.59	(1.43)	(0.84)	(0.65)	(0.04)	0.00	(0.69)

03/31/2022	12.06	0.64	(0.28)	0.36	(0.64)	0.00	0.00	(0.64)

03/31/2021	11.29	0.03	0.96	0.99	(0.22)	0.00	0.00	(0.22)

03/31/2020	10.91	0.22	0.29	0.51	(0.13)	0.00	0.00	(0.13)

6	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(j)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$12.86	7.15%	$415,088	2.37	%*	2.37	%*	0.50	%*	0.50	%*	6.49	%*	106%

12.40	(6.36)	386,532	2.28		2.28		0.50		0.50		5.06		141

13.87	(21.71)	705,990	1.48		1.48		0.50		0.50		6.10		103

19.83	6.84	406,108	0.54		0.54		0.50		0.50		6.53		127

21.84	7.40	583,525	0.60		0.60		0.50		0.50		1.28		271

28.23	19.06	1,549,161	1.10	(i)	1.10	(i)	0.53	(i)	0.53	(i)	2.75		250

12.86	7.09	6,618	2.47	*	2.47	*	0.60	*	0.60	*	6.94	*	106

12.40	(6.45)	9,121	2.38		2.38		0.60		0.60		4.72		141

13.87	(21.79)	11,424	1.58		1.58		0.60		0.60		8.94		103

19.83	6.73	18,022	0.64		0.64		0.60		0.60		6.70		127

21.84	7.41	29,244	0.70		0.70		0.60		0.60		1.97		271

28.20	18.82	12,292	1.20	(i)	1.20	(i)	0.63	(i)	0.63	(i)	2.77		250

$10.32	5.25%	$5,530,932	0.50	%*	0.50	%*	0.45	%*	0.45	%*	4.45	%*	116%

10.03	1.05	5,652,426	0.50		0.50		0.45		0.45		3.33		134

10.25	(6.38)	6,773,169	0.67		0.67		0.45		0.45		6.24		71

11.78	3.86	7,725,995	0.47		0.47		0.45		0.45		6.18		104

12.06	9.75	7,164,153	0.47		0.47		0.45		0.45		1.42		225

11.29	5.61	5,522,909	0.53		0.53		0.45		0.45		2.57		314

10.32	5.20	651,035	0.60	*	0.60	*	0.55	*	0.55	*	4.34	*	116

10.03	0.95	679,467	0.60		0.60		0.55		0.55		3.31		134

10.25	(6.48)	1,085,452	0.77		0.77		0.55		0.55		6.59		71

11.78	3.75	1,693,296	0.57		0.57		0.55		0.55		6.03		104

12.06	9.64	1,202,563	0.57		0.57		0.55		0.55		1.34		225

11.29	5.51	935,442	0.63		0.63		0.55		0.55		2.52		314

10.32	5.17	18,840	0.65	*	0.70	*	0.60	*	0.65	*	4.41	*	116

10.03	0.90	23,312	0.65		0.70		0.60		0.65		3.15		134

10.25	(6.52)	36,048	0.82		0.87		0.60		0.65		6.32		71

11.78	3.70	47,216	0.62		0.67		0.60		0.65		5.90		104

12.06	9.58	27,902	0.62		0.67		0.60		0.65		1.47		225

11.29	5.46	10,697	0.68		0.73		0.60		0.65		3.82		314

10.32	5.12	342,405	0.75	*	0.75	*	0.70	*	0.70	*	4.22	*	116

10.03	0.80	366,693	0.75		0.75		0.70		0.70		2.89		134

10.25	(6.62)	316,258	0.92		0.92		0.70		0.70		6.17		71

11.78	3.60	382,874	0.72		0.72		0.70		0.70		6.29		104

12.06	9.47	836,823	0.72		0.72		0.70		0.70		1.24		225

11.29	5.35	294,894	0.78		0.78		0.70		0.70		2.37		314

10.32	5.04	1,069,482	0.90	*	0.90	*	0.85	*	0.85	*	4.05	*	116

10.03	0.65	1,116,152	0.90		0.90		0.85		0.85		2.94		134

10.25	(6.76)	1,424,744	1.07		1.07		0.85		0.85		6.09		71

11.78	3.44	1,825,061	0.87		0.87		0.85		0.85		5.76		104

12.06	9.31	1,794,767	0.87		0.87		0.85		0.85		0.97		225

11.29	5.19	1,840,709	0.93		0.93		0.85		0.85		2.19		314

10.32	4.78	44,201	1.40	*	1.40	*	1.35	*	1.35	*	3.65	*	116

10.03	0.15	53,255	1.40		1.40		1.35		1.35		2.57		134

10.25	(7.23)	94,406	1.57		1.57		1.35		1.35		5.61		71

11.78	2.93	123,275	1.37		1.37		1.35		1.35		5.22		104

12.06	8.75	74,017	1.37		1.37		1.35		1.35		0.21		225

11.29	4.67	137,907	1.43		1.43		1.35		1.35		1.95		314

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Real Return Fund (Cont.)
Class R

04/01/2024 - 09/30/2024+	$10.03	$0.19	$0.29	$0.48	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	10.25	0.26	(0.22)	0.04	(0.19)	0.00	(0.07)	(0.26)

03/31/2023	11.78	0.60	(1.41)	(0.81)	(0.68)	(0.04)	0.00	(0.72)

03/31/2022	12.06	0.67	(0.28)	0.39	(0.67)	0.00	0.00	(0.67)

03/31/2021	11.29	0.09	0.93	1.02	(0.25)	0.00	0.00	(0.25)

03/31/2020	10.91	0.22	0.32	0.54	(0.16)	0.00	0.00	(0.16)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class

04/01/2024 - 09/30/2024+	$24.88	$0.47	$3.05	$3.52	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2024	23.18	0.47	1.23	1.70	0.00	0.00	0.00	0.00

03/31/2023(f)	34.08	1.72	(9.37)	(7.65)	(1.64)	(1.61)	0.00	(3.25)

03/31/2022(f)	35.40	2.24	8.56	10.80	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	27.12	0.44	11.60	12.04	(2.56)	(1.20)	0.00	(3.76)

03/31/2020(f)	35.80	0.92	(7.56)	(6.64)	(2.04)	0.00	0.00	(2.04)
I-2

04/01/2024 - 09/30/2024+	23.82	0.40	2.95	3.35	(0.10)	0.00	0.00	(0.10)

03/31/2024	22.22	0.44	1.16	1.60	0.00	0.00	0.00	0.00

03/31/2023(f)	32.84	1.80	(9.19)	(7.39)	(1.62)	(1.61)	0.00	(3.23)

03/31/2022(f)	34.44	2.16	8.36	10.52	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	26.48	0.40	11.32	11.72	(2.56)	(1.20)	0.00	(3.76)

03/31/2020(f)	35.04	0.80	(7.36)	(6.56)	(2.00)	0.00	0.00	(2.00)
I-3

04/01/2024 - 09/30/2024+	23.98	0.44	2.94	3.38	(0.09)	0.00	0.00	(0.09)

03/31/2024	22.39	0.44	1.15	1.59	0.00	0.00	0.00	0.00

03/31/2023(f)	33.04	2.12	(9.56)	(7.44)	(1.60)	(1.61)	0.00	(3.21)

03/31/2022(f)	34.64	1.80	8.72	10.52	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	26.56	0.56	11.24	11.80	(2.52)	(1.20)	0.00	(3.72)

03/31/2020(f)	35.12	1.32	(7.88)	(6.56)	(2.00)	0.00	0.00	(2.00)
Class A

04/01/2024 - 09/30/2024+	20.02	0.34	2.45	2.79	(0.07)	0.00	0.00	(0.07)

03/31/2024	18.73	0.29	1.00	1.29	0.00	0.00	0.00	0.00

03/31/2023(f)	28.36	1.32	(7.76)	(6.44)	(1.58)	(1.61)	0.00	(3.19)

03/31/2022(f)	31.08	1.84	7.48	9.32	(9.48)	(2.56)	0.00	(12.04)

03/31/2021(f)	24.20	0.28	10.28	10.56	(2.48)	(1.20)	0.00	(3.68)

03/31/2020(f)	32.20	0.68	(6.72)	(6.04)	(1.96)	0.00	0.00	(1.96)
Class C

04/01/2024 - 09/30/2024+	13.83	0.18	1.69	1.87	(0.04)	0.00	0.00	(0.04)

03/31/2024	13.04	0.13	0.66	0.79	0.00	0.00	0.00	0.00

03/31/2023(f)	21.04	0.94	(5.82)	(4.88)	(1.51)	(1.61)	0.00	(3.12)

03/31/2022(f)	25.56	1.24	6.16	7.40	(9.36)	(2.56)	0.00	(11.92)

03/31/2021(f)	20.40	0.04	8.56	8.60	(2.24)	(1.20)	0.00	(3.44)

03/31/2020(f)	27.48	0.36	(5.64)	(5.28)	(1.80)	0.00	0.00	(1.80)

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class

04/01/2024 - 09/30/2024+	$7.11	$0.14	$(0.30)	$(0.16)	$(0.32)	$0.00	$0.00	$(0.32)

03/31/2024	6.60	0.26	0.42	0.68	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.27	0.18	(0.61)	(0.43)	(2.23)	(0.01)	0.00	(2.24)

03/31/2022	11.26	0.01	4.55	4.56	(6.55)	0.00	0.00	(6.55)

03/31/2021(g)	6.58	0.01	4.71	4.72	(0.04)	0.00	0.00	(0.04)

03/31/2020(g)	10.86	0.16	(4.18)	(4.02)	(0.26)	0.00	0.00	(0.26)
I-2

04/01/2024 - 09/30/2024+	7.00	0.14	(0.30)	(0.16)	(0.32)	0.00	0.00	(0.32)

03/31/2024	6.50	0.25	0.41	0.66	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.16	0.16	(0.59)	(0.43)	(2.22)	(0.01)	0.00	(2.23)

03/31/2022	11.19	0.00	4.51	4.51	(6.54)	0.00	0.00	(6.54)

03/31/2021(g)	6.54	(0.01)	4.70	4.69	(0.04)	0.00	0.00	(0.04)

03/31/2020(g)	10.80	0.16	(4.18)	(4.02)	(0.24)	0.00	0.00	(0.24)

8	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(j)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.32	4.91%	$176,364	1.15	%*	1.15	%*	1.10	%*	1.10	%*	3.78	%*	116%

10.03	0.40	178,173	1.15		1.15		1.10		1.10		2.67		134

10.25	(6.99)	211,686	1.32		1.32		1.10		1.10		5.71		71

11.78	3.19	247,703	1.12		1.12		1.10		1.10		5.51		104

12.06	9.04	241,998	1.12		1.12		1.10		1.10		0.73		225

11.29	4.93	226,195	1.18		1.18		1.10		1.10		1.96		314

$28.30	14.17%	$427,288	5.86	%*	5.86	%*	0.74	%*	0.74	%*	3.76	%*	76%

24.88	7.33	403,131	6.09		6.09		0.74		0.74		2.05		112

23.18	(22.64)	518,027	3.11		3.11		0.74		0.74		6.41		84

34.08	31.78	984,649	0.79		0.79		0.74		0.74		6.05		148

35.40	46.42	1,117,020	0.85		0.85		0.74		0.74		1.35		264

27.12	(20.00)	791,407	2.10		2.10		0.74		0.74		2.51		187

27.07	14.08	22,786	5.96	*	5.96	*	0.84	*	0.84	*	3.28	*	76

23.82	7.20	17,019	6.14	(h)	6.14	(h)	0.84	(h)	0.84	(h)	2.02		112

22.22	(22.71)	47,894	3.14	(h)	3.14	(h)	0.84	(h)	0.84	(h)	6.90		84

32.84	31.80	75,810	0.89		0.89		0.84		0.84		5.97		148

34.44	46.22	33,838	0.95		0.95		0.84		0.84		1.28		264

26.48	(20.12)	29,260	2.20		2.20		0.84		0.84		2.20		187

27.27	14.09	1,499	6.01	*	6.06	*	0.89	*	0.94	*	3.58	*	76

23.98	7.10	1,596	6.19	(g)(h)	6.24	(h)	0.89	(h)	0.94	(h)	2.00		112

22.39	(22.73)	3,198	2.88	(g)(h)	2.93	(h)	0.89	(h)	0.94	(h)	7.88		84

33.04	31.63	10,131	0.94		0.99		0.89		0.94		5.17		148

34.64	46.37	628	1.00		1.05		0.89		0.94		1.81		264

26.56	(20.15)	2,267	2.25		2.30		0.89		0.94		3.66		187

22.74	13.95	105,515	6.26	*	6.26	*	1.14	*	1.14	*	3.31	*	76

20.02	6.89	103,478	6.49		6.49		1.14		1.14		1.58		112

18.73	(22.94)	129,480	3.63	(h)	3.63	(h)	1.14	(h)	1.14	(h)	5.98		84

28.36	31.30	196,578	1.19		1.19		1.14		1.14		5.77		148

31.08	45.77	141,312	1.25		1.25		1.14		1.14		0.98		264

24.20	(20.33)	115,601	2.50		2.50		1.14		1.14		2.03		187

15.66	13.52	4,638	7.01	*	7.01	*	1.89	*	1.89	*	2.63	*	76

13.83	6.06	4,962	7.24		7.24		1.89		1.89		1.04		112

13.04	(23.53)	9,171	4.19	(h)	4.19	(h)	1.89	(h)	1.89	(h)	5.78		84

21.04	30.36	20,310	1.94		1.94		1.89		1.89		4.95		148

25.56	44.54	14,835	2.00		2.00		1.89		1.89		0.10		264

20.40	(20.85)	24,656	3.25		3.25		1.89		1.89		1.28		187

$6.63	(2.19)%	$2,075,941	0.81	%*	0.97	%*	0.74	%*	0.90	%*	4.03	%*	103%

7.11	10.39	2,169,504	0.83		1.00		0.74		0.91		3.88		224

6.60	(6.32)	2,084,477	0.81		0.98		0.74		0.91		2.32		247

9.27	61.83	1,795,422	0.73		0.94		0.73		0.94		0.09		556

11.26	71.97	1,394,694	0.74		0.97		0.74		0.97		0.08		560

6.58	(37.85)	1,685,272	0.78		1.01		0.74		0.97		1.65		514

6.52	(2.26)	2,127,824	0.91	*	1.07	*	0.84	*	1.00	*	3.93	*	103

7.00	10.30	2,056,782	0.93		1.10		0.84		1.01		3.79		224

6.50	(6.39)	1,678,525	0.91		1.08		0.84		1.01		2.08		247

9.16	61.76	2,148,453	0.83		1.04		0.83		1.04		(0.01)		556

11.19	71.87	1,125,181	0.84		1.07		0.84		1.07		(0.06)		560

6.54	(37.94)	519,367	0.88		1.11		0.84		1.07		1.55		514

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated) (Cont.)
I-3

04/01/2024 - 09/30/2024+	$6.97	$0.13	$(0.29)	$(0.16)	$(0.32)	$0.00	$0.00	$(0.32)

03/31/2024	6.48	0.25	0.40	0.65	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.13	0.15	(0.57)	(0.42)	(2.22)	(0.01)	0.00	(2.23)

03/31/2022	11.17	0.00	4.50	4.50	(6.54)	0.00	0.00	(6.54)

03/31/2021(g)	6.54	(0.01)	4.67	4.66	(0.03)	0.00	0.00	(0.03)

03/31/2020(g)	10.78	0.16	(4.16)	(4.00)	(0.24)	0.00	0.00	(0.24)
Class A

04/01/2024 - 09/30/2024+	6.75	0.12	(0.29)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2024	6.28	0.22	0.39	0.61	(0.14)	0.00	0.00	(0.14)

03/31/2023	8.92	0.14	(0.57)	(0.43)	(2.20)	(0.01)	0.00	(2.21)

03/31/2022	11.06	(0.03)	4.41	4.38	(6.52)	0.00	0.00	(6.52)

03/31/2021(g)	6.48	(0.04)	4.64	4.60	(0.02)	0.00	0.00	(0.02)

03/31/2020(g)	10.68	0.12	(4.12)	(4.00)	(0.20)	0.00	0.00	(0.20)
Class C

04/01/2024 - 09/30/2024+	5.72	0.08	(0.25)	(0.17)	(0.29)	0.00	0.00	(0.29)

03/31/2024	5.34	0.15	0.34	0.49	(0.11)	0.00	0.00	(0.11)

03/31/2023	7.93	0.07	(0.49)	(0.42)	(2.16)	(0.01)	0.00	(2.17)

03/31/2022	10.48	(0.08)	4.03	3.95	(6.50)	0.00	0.00	(6.50)

03/31/2021(g)	6.16	(0.09)	4.41	4.32	0.00	0.00	0.00	0.00

03/31/2020(g)	10.18	0.04	(3.92)	(3.88)	(0.14)	0.00	0.00	(0.14)

PIMCO CommodityRealReturn Strategy Fund® (Consolidated)
Institutional Class

04/01/2024 - 09/30/2024+	$13.16	$0.35	$0.20	$0.55	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2024	13.43	0.37	(0.53)	(0.16)	(0.11)	0.00	0.00	(0.11)

03/31/2023(e)	22.26	0.91	(3.79)	(2.88)	(5.95)	0.00	0.00	(5.95)

03/31/2022(e)	19.26	0.90	7.89	8.79	(5.79)	0.00	0.00	(5.79)

03/31/2021(e)	12.78	0.18	6.51	6.69	(0.21)	0.00	0.00	(0.21)

03/31/2020(e)	18.09	0.45	(5.07)	(4.62)	(0.69)	0.00	0.00	(0.69)
I-2

04/01/2024 - 09/30/2024+	13.05	0.32	0.23	0.55	(0.24)	0.00	0.00	(0.24)

03/31/2024	13.32	0.36	(0.53)	(0.17)	(0.10)	0.00	0.00	(0.10)

03/31/2023(e)	22.14	0.93	(3.81)	(2.88)	(5.94)	0.00	0.00	(5.94)

03/31/2022(e)	19.17	0.87	7.86	8.73	(5.76)	0.00	0.00	(5.76)

03/31/2021(e)	12.75	0.18	6.45	6.63	(0.21)	0.00	0.00	(0.21)

03/31/2020(e)	18.03	0.42	(5.04)	(4.62)	(0.66)	0.00	0.00	(0.66)
I-3

04/01/2024 - 09/30/2024+	13.05	0.33	0.21	0.54	(0.23)	0.00	0.00	(0.23)

03/31/2024	13.32	0.35	(0.52)	(0.17)	(0.10)	0.00	0.00	(0.10)

03/31/2023(e)	22.14	0.91	(3.80)	(2.89)	(5.93)	0.00	0.00	(5.93)

03/31/2022(e)	19.20	0.96	7.74	8.70	(5.76)	0.00	0.00	(5.76)

03/31/2021(e)	12.75	0.18	6.48	6.66	(0.21)	0.00	0.00	(0.21)

03/31/2020(e)	18.03	0.42	(5.04)	(4.62)	(0.66)	0.00	0.00	(0.66)
Administrative Class

04/01/2024 - 09/30/2024+	12.57	0.30	0.22	0.52	(0.23)	0.00	0.00	(0.23)

03/31/2024	12.84	0.31	(0.49)	(0.18)	(0.09)	0.00	0.00	(0.09)

03/31/2023(e)	21.57	0.77	(3.58)	(2.81)	(5.92)	0.00	0.00	(5.92)

03/31/2022(e)	18.81	0.90	7.59	8.49	(5.73)	0.00	0.00	(5.73)

03/31/2021(e)	12.51	0.15	6.36	6.51	(0.21)	0.00	0.00	(0.21)

03/31/2020(e)	17.70	0.39	(4.95)	(4.56)	(0.63)	0.00	0.00	(0.63)
Class A

04/01/2024 - 09/30/2024+	12.41	0.28	0.22	0.50	(0.22)	0.00	0.00	(0.22)

03/31/2024	12.69	0.29	(0.49)	(0.20)	(0.08)	0.00	0.00	(0.08)

03/31/2023(e)	21.39	0.79	(3.61)	(2.82)	(5.88)	0.00	0.00	(5.88)

03/31/2022(e)	18.72	0.78	7.59	8.37	(5.70)	0.00	0.00	(5.70)

03/31/2021(e)	12.42	0.09	6.39	6.48	(0.18)	0.00	0.00	(0.18)

03/31/2020(e)	17.61	0.36	(4.95)	(4.59)	(0.60)	0.00	0.00	(0.60)

10	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(j)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.49	(2.30)%	$21,209	0.96	%*	1.17	%*	0.89	%*	1.10	%*	3.88	%*	103%

6.97	10.16	20,718	0.98		1.20		0.89		1.11		3.77		224

6.48	(6.37)	12,368	0.96		1.18		0.89		1.11		1.90		247

9.13	61.64	34,626	0.88		1.14		0.88		1.14		(0.04)		556

11.17	71.47	22,592	0.89		1.17		0.89		1.17		(0.10)		560

6.54	(37.85)	13,977	0.93		1.21		0.89		1.17		1.51		514

6.27	(2.51)	122,403	1.26	*	1.42	*	1.19	*	1.35	*	3.58	*	103

6.75	9.84	121,855	1.28		1.45		1.19		1.36		3.42		224

6.28	(6.61)	122,821	1.26		1.43		1.19		1.36		1.80		247

8.92	60.97	131,570	1.18		1.39		1.18		1.39		(0.36)		556

11.06	71.06	92,269	1.19		1.42		1.19		1.42		(0.40)		560

6.48	(38.03)	54,682	1.23		1.46		1.19		1.42		1.23		514

5.26	(2.90)	11,727	2.01	*	2.17	*	1.94	*	2.10	*	2.83	*	103

5.72	9.25	12,851	2.03		2.20		1.94		2.11		2.67		224

5.34	(7.44)	14,296	2.01		2.18		1.94		2.11		1.04		247

7.93	59.80	15,780	1.93		2.14		1.93		2.14		(1.09)		556

10.48	70.23	4,976	1.94		2.17		1.94		2.17		(1.14)		560

6.16	(38.61)	4,717	1.98		2.21		1.94		2.17		0.49		514

$13.47	4.22%	$2,156,456	0.91	%*	0.98	%*	0.74	%*	0.81	%*	5.22	%*	135%

13.16	(1.16)	3,606,301	1.00		1.07		0.74		0.81		2.80		172

13.43	(16.05)	4,165,112	0.99		1.05		0.74		0.80		5.09		77

22.26	52.80	6,756,668	0.75		0.87		0.73		0.85		4.48		120

19.26	52.89	2,361,604	0.82		0.99		0.74		0.91		1.16		260

12.78	(26.47)	1,417,849	1.33		1.50		0.74		0.91		2.65		262

13.36	4.23	1,023,551	1.01	*	1.08	*	0.84	*	0.91	*	4.87	*	135

13.05	(1.28)	1,002,812	1.10		1.17		0.84		0.91		2.75		172

13.32	(16.17)	1,285,827	1.09		1.15		0.84		0.90		5.20		77

22.14	52.78	2,363,782	0.85		0.97		0.83		0.95		4.47		120

19.17	52.47	1,526,009	0.92		1.09		0.84		1.01		1.03		260

12.75	(26.45)	249,166	1.43		1.60		0.84		1.01		2.41		262

13.36	4.22	61,374	1.06	*	1.18	*	0.89	*	1.01	*	4.67	*	135

13.05	(1.30)	44,250	1.15		1.27		0.89		1.01		2.68		172

13.32	(16.24)	53,447	1.14		1.25		0.89		1.00		5.09		77

22.14	52.53	90,359	0.90		1.07		0.88		1.05		4.77		120

19.20	52.67	21,505	0.97		1.19		0.89		1.11		1.08		260

12.75	(26.50)	1,250	1.48		1.70		0.89		1.11		2.52		262

12.86	4.17	108,755	1.16	*	1.23	*	0.99	*	1.06	*	4.72	*	135

12.57	(1.39)	105,029	1.25		1.32		0.99		1.06		2.51		172

12.84	(16.31)	108,233	1.24		1.30		0.99		1.05		4.56		77

21.57	52.42	119,491	1.00		1.12		0.98		1.10		4.67		120

18.81	52.42	143,402	1.07		1.24		0.99		1.16		0.82		260

12.51	(26.54)	29,949	1.58		1.75		0.99		1.16		2.33		262

12.69	4.05	247,574	1.36	*	1.43	*	1.19	*	1.26	*	4.54	*	135

12.41	(1.57)	254,986	1.45		1.52		1.19		1.26		2.38		172

12.69	(16.47)	326,255	1.44		1.50		1.19		1.25		4.63		77

21.39	51.98	500,794	1.20		1.32		1.18		1.30		4.10		120

18.72	52.49	263,343	1.27		1.44		1.19		1.36		0.64		260

12.42	(26.83)	198,722	1.78		1.95		1.19		1.36		2.07		262

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO CommodityRealReturn Strategy Fund® (Consolidated) (Cont.)
Class C

04/01/2024 - 09/30/2024+	$10.92	$0.21	$0.18	$0.39	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2024	11.25	0.19	(0.46)	(0.27)	(0.06)	0.00	0.00	(0.06)

03/31/2023(e)	19.68	0.59	(3.24)	(2.65)	(5.78)	0.00	0.00	(5.78)

03/31/2022(e)	17.61	0.60	7.08	7.68	(5.61)	0.00	0.00	(5.61)

03/31/2021(e)	11.76	(0.03)	5.97	5.94	(0.09)	0.00	0.00	(0.09)

03/31/2020(e)	16.68	0.24	(4.68)	(4.44)	(0.48)	0.00	0.00	(0.48)
Class R

04/01/2024 - 09/30/2024+	11.76	0.26	0.19	0.45	(0.20)	0.00	0.00	(0.20)

03/31/2024	12.05	0.26	(0.47)	(0.21)	(0.08)	0.00	0.00	(0.08)

03/31/2023(e)	20.64	0.67	(3.41)	(2.74)	(5.85)	0.00	0.00	(5.85)

03/31/2022(e)	18.24	0.72	7.35	8.07	(5.67)	0.00	0.00	(5.67)

03/31/2021(e)	12.12	0.06	6.21	6.27	(0.15)	0.00	0.00	(0.15)

03/31/2020(e)	17.19	0.30	(4.80)	(4.50)	(0.57)	0.00	0.00	(0.57)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class

04/01/2024 - 09/30/2024+	$8.20	$0.14	$0.36	$0.50	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	7.65	0.17	0.40	0.57	(0.02)	0.00	0.00	(0.02)

03/31/2023	9.17	0.34	(0.94)	(0.60)	(0.88)	(0.04)	0.00	(0.92)

03/31/2022	8.98	0.32	1.03	1.35	(1.16)	0.00	0.00	(1.16)

03/31/2021	7.27	0.10	1.68	1.78	(0.07)	0.00	0.00	(0.07)

03/31/2020	7.98	0.20	(0.74)	(0.54)	(0.17)	0.00	0.00	(0.17)
I-2

04/01/2024 - 09/30/2024+	8.19	0.14	0.35	0.49	(0.18)	0.00	0.00	(0.18)

03/31/2024	7.63	0.18	0.38	0.56	0.00	0.00	0.00	0.00

03/31/2023	9.16	0.35	(0.97)	(0.62)	(0.87)	(0.04)	0.00	(0.91)

03/31/2022	8.97	0.31	1.04	1.35	(1.16)	0.00	0.00	(1.16)

03/31/2021	7.27	0.09	1.68	1.77	(0.07)	0.00	0.00	(0.07)

03/31/2020	7.98	0.19	(0.74)	(0.55)	(0.16)	0.00	0.00	(0.16)
I-3

04/01/2024 - 09/30/2024+	8.18	0.12	0.38	0.50	(0.19)	0.00	0.00	(0.19)

03/31/2024	7.64	0.11	0.45	0.56	(0.02)	0.00	0.00	(0.02)

09/15/2022 - 03/31/2023	7.99	0.11	(0.01)	0.10	(0.41)	(0.04)	0.00	(0.45)
Class A

04/01/2024 - 09/30/2024+	8.01	0.12	0.35	0.47	(0.17)	0.00	0.00	(0.17)

03/31/2024	7.49	0.15	0.37	0.52	0.00	0.00	0.00	0.00

03/31/2023	9.01	0.31	(0.95)	(0.64)	(0.84)	(0.04)	0.00	(0.88)

03/31/2022	8.85	0.27	1.03	1.30	(1.14)	0.00	0.00	(1.14)

03/31/2021	7.18	0.07	1.65	1.72	(0.05)	0.00	0.00	(0.05)

03/31/2020	7.89	0.17	(0.74)	(0.57)	(0.14)	0.00	0.00	(0.14)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(f)	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
(g)	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(h)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(i)	Effective October 1, 2019, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.25%.
(j)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

12	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(j)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.13	3.63%	$31,912	2.11	%*	2.18	%*	1.94	%*	2.01	%*	3.82	%*	135%

10.92	(2.35)	35,836	2.20		2.27		1.94		2.01		1.70		172

11.25	(17.10)	57,276	2.19		2.25		1.94		2.00		3.85		77

19.68	51.10	82,601	1.95		2.07		1.93		2.05		3.36		120

17.61	50.90	24,089	2.02		2.19		1.94		2.11		(0.13)		260

11.76	(27.27)	15,860	2.53		2.70		1.94		2.11		1.45		262

12.01	3.91	31,309	1.61	*	1.68	*	1.44	*	1.51	*	4.30	*	135

11.76	(1.77)	32,975	1.70		1.77		1.44		1.51		2.18		172

12.05	(16.70)	46,419	1.69		1.75		1.44		1.50		4.19		77

20.64	51.58	54,428	1.45		1.57		1.43		1.55		3.89		120

18.24	52.07	28,868	1.52		1.69		1.44		1.61		0.39		260

12.12	(26.96)	19,436	2.03		2.20		1.44		1.61		1.81		262

$8.51	6.18%	$1,686,671	1.80	%*	2.05	%*	0.64	%*	0.89	%*	3.34	%*	177%

8.20	7.39	1,672,893	1.89		2.11		0.64		0.86		2.24		219

7.65	(6.62)	1,799,484	0.78		0.94		0.66		0.82		4.11		130

9.17	15.64	2,253,027	0.65		0.82		0.64		0.81		3.48		211

8.98	24.55	1,376,552	0.66		0.86		0.62		0.82		1.17		394

7.27	(7.01)	942,594	0.79		0.96		0.62		0.79		2.44		346

8.50	6.12	55,652	1.90	*	2.15	*	0.74	*	0.99	*	3.35	*	177

8.19	7.38	79,872	1.93	(h)	2.15	(h)	0.74	(h)	0.96	(h)	2.37		219

7.63	(6.84)	188,597	0.88		1.04		0.76		0.92		4.27		130

9.16	15.63	300,570	0.75		0.92		0.74		0.91		3.38		211

8.97	24.37	43,100	0.76		0.96		0.72		0.92		1.06		394

7.27	(7.08)	12,943	0.89		1.06		0.72		0.89		2.34		346

8.49	6.15	13,452	1.95	*	2.25	*	0.79	*	1.09	*	2.94	*	177

8.18	7.31	7,087	2.18	(h)	2.45	(h)	0.79	(h)	1.06	(h)	1.35		219

7.64	1.32	399	1.20	(h)*	1.41	(h)*	0.81	(h)*	1.02	(h)*	2.76	*	130

8.31	5.97	27,274	2.25	*	2.50	*	1.09	*	1.34	*	2.99	*	177

8.01	6.94	37,440	2.34		2.56		1.09		1.31		1.92		219

7.49	(7.13)	66,937	1.23		1.39		1.11		1.27		3.84		130

9.01	15.21	92,252	1.10		1.27		1.09		1.26		3.02		211

8.85	23.96	10,686	1.11		1.31		1.07		1.27		0.79		394

7.18	(7.42)	4,074	1.24		1.41		1.07		1.24		2.08		346

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:

Investments, at value
Investments in securities*	$619,848	$8,904,802	$1,087,858
Investments in Affiliates	1,045	66,584	62
Financial Derivative Instruments
Exchange-traded or centrally cleared	781	19,431	1,630
Over the counter	463	14,754	1,034
Cash	396	238	178
Deposits with counterparty	1,795	8,466	6,326
Foreign currency, at value	1,383	12,250	2,117
Receivable for investments sold	0	1,048	149,756
Receivable for investments sold on a delayed-delivery basis	471	5,142	338
Receivable for TBA investments sold	83,669	1,269,494	59,076
Receivable for Fund shares sold	4	7,274	3,129
Interest and/or dividends receivable	1,126	27,024	3,728
Dividends receivable from Affiliates	6	244	21
Reimbursement receivable from PIMCO	0	1	0
Total Assets	710,987	10,336,752	1,315,253

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$136,549	$61,290	$616,109
Payable for short sales	0	59,743	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	495	13,500	1,193
Over the counter	1,249	18,997	2,312
Payable for investments purchased	0	5,998	1,702
Payable for investments in Affiliates purchased	6	254	21
Payable for TBA investments purchased	149,839	2,305,037	127,506
Deposits from counterparty	918	22,739	3,764
Payable for Fund shares redeemed	61	11,769	572
Distributions payable	0	892	0
Accrued investment advisory fees	82	1,504	206
Accrued supervisory and administrative fees	82	1,405	119
Accrued distribution fees	0	117	2
Accrued servicing fees	0	248	21
Total Liabilities	289,281	2,503,493	753,527

Commitments and Contingent Liabilities^

Net Assets	$421,706	$7,833,259	$561,726

Net Assets Consist of:

Paid in capital	625,073	9,119,188	581,911
Distributable earnings (accumulated loss)	(203,367)	(1,285,929)	(20,185)

Net Assets	$421,706	$7,833,259	$561,726

Cost of investments in securities	$636,681	$9,494,089	$1,040,200
Cost of investments in Affiliates	$1,045	$66,577	$62
Cost of foreign currency held	$1,366	$12,251	$2,101
Proceeds received on short sales	$0	$58,924	$0
Cost or premiums of financial derivative instruments, net	$124	$8,016	$553

* Includes repurchase agreements of:	$1,001	$59,500	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:

Institutional Class	$415,088	$5,530,932	$427,288
I-2	6,618	651,035	22,786
I-3	N/A	18,840	1,499
Administrative Class	N/A	342,405	N/A
Class A	N/A	1,069,482	105,515
Class C	N/A	44,201	4,638
Class R	N/A	176,364	N/A

Shares Issued and Outstanding:

Institutional Class	32,271	535,723	15,100
I-2	515	63,059	842
I-3	N/A	1,825	55
Administrative Class	N/A	33,165	N/A
Class A	N/A	103,589	4,640
Class C	N/A	4,281	296
Class R	N/A	17,083	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$12.86	$10.32	$28.30
I-2	12.86	10.32	27.07
I-3	N/A	10.32	27.27
Administrative Class	N/A	10.32	N/A
Class A	N/A	10.32	22.74
Class C	N/A	10.32	15.66
Class R	N/A	10.32	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Assets:

Investments, at value
Investments in securities*	$5,451,796	$4,770,551	$2,446,305
Investments in Affiliates	193,495	269,067	118,901
Financial Derivative Instruments
Exchange-traded or centrally cleared	13,643	15,030	9,210
Over the counter	113,722	155,347	9,481
Cash	2,120	1,018	657
Deposits with counterparty	21,354	7,620	11,480
Foreign currency, at value	3,115	175,450	7,024
Receivable for investments sold	2,431	1,525	2,541
Receivable for investments sold on a delayed-delivery basis	548	3,337	1,257
Receivable for TBA investments sold	274,499	768,048	694,738
Receivable for Fund shares sold	5,564	3,378	997
Interest and/or dividends receivable	11,276	11,086	4,443
Dividends receivable from Affiliates	750	992	641
Reimbursement receivable from PIMCO	439	215	338
Total Assets	6,094,752	6,182,664	3,308,013

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$475,037	$312,893
Payable for short sales	13,515	50,314	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	11,170	10,647	5,497
Over the counter	24,438	27,179	7,133
Payable for investments purchased	1,096,630	336,251	1,683
Payable for investments in Affiliates purchased	778	1,027	663
Payable for TBA investments purchased	492,384	1,464,774	1,181,988
Deposits from counterparty	91,139	142,169	12,392
Payable for Fund shares redeemed	2,497	11,873	1,503
Accrued investment advisory fees	1,930	1,486	781
Accrued supervisory and administrative fees	1,136	873	425
Accrued distribution fees	6	44	0
Accrued servicing fees	25	58	6
Other liabilities	0	1	0
Total Liabilities	1,735,648	2,521,733	1,524,964

Commitments and Contingent Liabilities^

Net Assets	$4,359,104	$3,660,931	$1,783,049

Net Assets Consist of:

Paid in capital	$4,471,402	$4,835,446	$1,857,998
Distributable earnings (accumulated loss)	(112,298)	(1,174,515)	(74,949)

Net Assets	$4,359,104	$3,660,931	$1,783,049

Cost of investments in securities	$5,221,768	$4,842,088	$2,396,635
Cost of investments in Affiliates	$196,437	$268,944	$135,714
Cost of foreign currency held	$3,089	$175,925	$7,036
Proceeds received on short sales	$13,422	$49,612	$0
Cost or premiums of financial derivative instruments, net	$325	$2,271	$4,084

* Includes repurchase agreements of:	$2,889,022	$717,245	$8,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PIMCO CommoditiesPLUS® StrategyFund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Net Assets:

Institutional Class	$2,075,941	$2,156,456	$1,686,671
I-2	2,127,824	1,023,551	55,652
I-3	21,209	61,374	13,452
Administrative Class	N/A	108,755	N/A
Class A	122,403	247,574	27,274
Class C	11,727	31,912	N/A
Class R	N/A	31,309	N/A

Shares Issued and Outstanding:

Institutional Class	313,179	160,054	198,179
I-2	326,580	76,632	6,544
I-3	3,267	4,595	1,584
Administrative Class	N/A	8,459	N/A
Class A	19,509	19,513	3,280
Class C	2,229	2,866	N/A
Class R	N/A	2,608	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$6.63	$13.47	$8.51
I-2	6.52	13.36	8.50
I-3	6.49	13.36	8.49
Administrative Class	N/A	12.86	N/A
Class A	6.27	12.69	8.31
Class C	5.26	11.13	N/A
Class R	N/A	12.01	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:

Interest	$19,037	$190,702	$20,205
Dividends	0	0	4,170
Dividends from Investments in Affiliates	77	3,182	113
Total Income	19,114	193,884	24,488

Expenses:

Investment advisory fees	539	9,804	1,249
Supervisory and administrative fees	543	9,163	724
Distribution and/or servicing fees - Administrative Class	N/A	436	N/A
Distribution and/or servicing fees - Class A	N/A	1,342	123
Distribution and/or servicing fees - Class C	N/A	180	22
Distribution and/or servicing fees - Class R	N/A	442	N/A
Trustee fees	1	21	2
Interest expense	4,028	1,844	13,063
Total Expenses	5,111	23,232	15,183
Waiver and/or Reimbursement by PIMCO	0	(5)	0
Net Expenses	5,111	23,227	15,183

Net Investment Income (Loss)	14,003	170,657	9,305

Net Realized Gain (Loss):

Investments in securities	(8,409)	(62,415)	7,851
Investments in Affiliates	1	29	10
Exchange-traded or centrally cleared financial derivative instruments	(2,745)	(45,524)	(3,859)
Over the counter financial derivative instruments	(207)	18,873	20,395
Short sales	0	(447)	0
Foreign currency	(325)	(11,508)	(164)

Net Realized Gain (Loss)	(11,685)	(100,992)	24,233

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	28,751	315,408	32,326
Investments in Affiliates	1	7	0
Exchange-traded or centrally cleared financial derivative instruments	1,473	26,177	2,027
Over the counter financial derivative instruments	(611)	(10,636)	(1,325)
Short sales	0	(377)	0
Foreign currency assets and liabilities	215	(1,296)	(77)

Net Change in Unrealized Appreciation (Depreciation)	29,829	329,283	32,951

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,147	$398,948	$66,489

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Investment Income:

Interest	$103,050	$132,617	$39,722
Dividends, net of foreign taxes*	11	0	1,614
Dividends from Investments in Affiliates	5,963	3,512	4,236
Total Income	109,024	136,129	45,572

Expenses:

Investment advisory fees	13,537	12,244	5,118
Supervisory and administrative fees	7,876	7,004	2,792
Distribution and/or servicing fees - Administrative Class	N/A	131	N/A
Distribution and/or servicing fees - Class A	156	312	38
Distribution and/or servicing fees - Class C	61	171	N/A
Distribution and/or servicing fees - Class R	N/A	80	N/A
Trustee fees	11	14	4
Interest expense	1,559	3,892	10,283
Miscellaneous expense	1	1	0
Total Expenses	23,201	23,849	18,235
Waiver and/or Reimbursement by PIMCO	(3,537)	(1,680)	(2,202)
Net Expenses	19,664	22,169	16,033

Net Investment Income (Loss)	89,360	113,960	29,539

Net Realized Gain (Loss):

Investments in securities	9,470	(65,406)	(7,103)
Investments in Affiliates	32	11	(4)
Exchange-traded or centrally cleared financial derivative instruments	(58,027)	(39,221)	(33,032)
Over the counter financial derivative instruments	(252,301)	(137,345)	(1,402)
Short sales	0	(504)	0
Foreign currency	2,082	450	(764)

Net Realized Gain (Loss)	(298,744)	(242,015)	(42,305)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	109,771	152,989	120,393
Investments in Affiliates	369	125	1,623
Exchange-traded or centrally cleared financial derivative instruments	(28,867)	15,577	(2,297)
Over the counter financial derivative instruments	19,335	108,910	(398)
Short sales	0	(673)	0
Foreign currency assets and liabilities	76	(14,771)	214

Net Change in Unrealized Appreciation (Depreciation)	100,684	262,157	119,535

Net Increase (Decrease) in Net Assets Resulting from Operations	$(108,700)	$134,102	$106,769

* Foreign tax withholdings - Dividends	$2	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Statements of Changes in Net Assets

	PIMCO Long-Term Real Return Fund		PIMCO Real Return Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$14,003	$26,232	$170,657	$282,820	$9,305	$10,973
Net realized gain (loss)	(11,685)	(69,668)	(100,992)	(399,040)	24,233	(18,132)
Net change in unrealized appreciation (depreciation)	29,829	(7,861)	329,283	154,335	32,951	40,962

Net Increase (Decrease) in Net Assets Resulting from Operations	32,147	(51,297)	398,948	38,115	66,489	33,803

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(13,630)	(19,113)	(125,365)	(153,763)	(1,562)	0
I-2	(277)	(351)	(14,356)	(21,912)	(87)	0
I-3	N/A	N/A	(477)	(719)	(5)	0
Administrative Class	N/A	N/A	(7,507)	(6,836)	N/A	N/A
Class A	N/A	N/A	(22,240)	(26,836)	(335)	0
Class C	N/A	N/A	(895)	(1,315)	(12)	0
Class R	N/A	N/A	(3,424)	(3,589)	N/A	N/A

Tax basis return of capital
Institutional Class	0	(6,292)	0	(45,514)	0	0
I-2	0	(127)	0	(6,510)	0	0
I-3	N/A	N/A	0	(224)	0	0
Administrative Class	N/A	N/A	0	(2,448)	N/A	N/A
Class A	N/A	N/A	0	(9,354)	0	0
Class C	N/A	N/A	0	(552)	0	0
Class R	N/A	N/A	0	(1,435)	N/A	N/A

Total Distributions(a)	(13,907)	(25,883)	(174,264)	(281,007)	(2,001)	0

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	7,813	(244,581)	(460,903)	(1,629,393)	(32,948)	(211,387)

Total Increase (Decrease) in Net Assets	26,053	(321,761)	(236,219)	(1,872,285)	31,540	(177,584)

Net Assets:

Beginning of period	395,653	717,414	8,069,478	9,941,763	530,186	707,770
End of period	$421,706	$395,653	$7,833,259	$8,069,478	$561,726	$530,186

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund		PIMCO CommodityRealReturn Strategy Fund®		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$89,360	$152,336	$113,960	$150,873	$29,539	$40,305
Net realized gain (loss)	(298,744)	305,239	(242,015)	(350,126)	(42,305)	(21,271)
Net change in unrealized appreciation (depreciation)	100,684	(58,557)	262,157	117,992	119,535	104,702

Net Increase (Decrease) in Net Assets Resulting from Operations	(108,700)	399,018	134,102	(81,261)	106,769	123,736

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(102,226)	(50,056)	(49,696)	(31,245)	(37,631)	(2,959)
I-2	(100,283)	(43,983)	(18,070)	(7,617)	(1,495)	(32)
I-3	(1,019)	(407)	(1,058)	(328)	(263)	(11)
Administrative Class	N/A	N/A	(1,862)	(745)	N/A	N/A
Class A	(5,847)	(2,332)	(4,232)	(1,648)	(613)	0
Class C	(627)	(233)	(546)	(213)	N/A	N/A
Class R	N/A	N/A	(541)	(211)	N/A	N/A
Total Distributions(a)	(210,002)	(97,011)	(76,005)	(42,007)	(40,002)	(3,002)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	296,096	167,216	(1,479,355)	(837,112)	(81,010)	(378,859)

Total Increase (Decrease) in Net Assets	(22,606)	469,223	(1,421,258)	(960,380)	(14,243)	(258,125)

Net Assets:

Beginning of period	4,381,710	3,912,487	5,082,189	6,042,569	1,797,292	2,055,417
End of period	$4,359,104	$4,381,710	$3,660,931	$5,082,189	$1,783,049	$1,797,292

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Statements of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$32,147	$66,489

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(674,963)	(802,220)
Proceeds from sales of long-term securities	678,640	860,648
(Purchases) Proceeds from sales of short-term portfolio investments, net	3,702	(15,869)
(Increase) decrease in deposits with counterparty	322	736
(Increase) decrease in receivable for investments sold	(51,279)	(155,817)
(Increase) decrease in interest and/or dividends receivable	17	(167)
(Increase) decrease in dividends receivable from Affiliates	10	(11)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(1,480)	(2,324)
Proceeds from (Payments on) over the counter financial derivative instruments	(360)	20,101
Increase (decrease) in payable for investments purchased	50,078	1,194
Increase (decrease) in deposits from counterparty	918	3,342
Increase (decrease) in accrued investment advisory fees	(2)	(14)
Increase (decrease) in accrued supervisory and administrative fees	(3)	(9)
Increase (decrease) in accrued distribution fees	0	(1)
Increase (decrease) in accrued servicing fees	0	(2)
Proceeds from (Payments on) foreign currency transactions	(110)	(241)
Net Realized (Gain) Loss
Investments in securities	8,409	(7,851)
Investments in Affiliates	(1)	(10)
Exchange-traded or centrally cleared financial derivative instruments	2,745	3,859
Over the counter financial derivative instruments	207	(20,395)
Foreign currency	325	164
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(28,751)	(32,326)
Investments in Affiliates	(1)	0
Exchange-traded or centrally cleared financial derivative instruments	(1,473)	(2,027)
Over the counter financial derivative instruments	611	1,325
Foreign currency assets and liabilities	(215)	77
Net amortization (accretion) on investments	(1,487)	(2,095)

Net Cash Provided by (Used for) Operating Activities	18,006	(83,444)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	81,969	71,727
Payments on shares redeemed	(87,929)	(109,550)
Cash distributions paid*	(3)	(29)
Proceeds from reverse repurchase agreements	1,512,077	8,351,675
Payments on reverse repurchase agreements	(1,523,748)	(8,228,530)
Proceeds from sale-buyback transactions	2,459	35,976
Payments on sale-buyback transactions	(2,459)	(37,414)

Net Cash Received from (Used for) Financing Activities	(17,634)	83,855

Net Increase (Decrease) in Cash and Foreign Currency	372	411

Cash and Foreign Currency:

Beginning of period	1,407	1,884
End of period	$1,779	$2,295

* Reinvestment of distributions	$13,904	$1,972

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$4,331	$14,011

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$106,769

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(4,433,781)
Proceeds from sales of long-term securities	4,584,549
(Purchases) Proceeds from sales of short-term portfolio investments, net	123,872
(Increase) decrease in deposits with counterparty	(2,909)
(Increase) decrease in receivable for investments sold	(301,679)
(Increase) decrease in interest and/or dividends receivable	341
(Increase) decrease in dividends receivable from Affiliates	(87)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(39,514)
Proceeds from (Payments on) over the counter financial derivative instruments	(2,528)
(Increase) decrease in reimbursement receivable from PIMCO	19
Increase (decrease) in payable for investments purchased	324,304
Increase (decrease) in deposits from counterparty	9,781
Increase (decrease) in accrued investment advisory fees	(50)
Increase (decrease) in accrued supervisory and administrative fees	(30)
Increase (decrease) in accrued servicing fees	(2)
Proceeds from (Payments on) foreign currency transactions	(550)
Net Realized (Gain) Loss
Investments in securities	7,103
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	33,032
Over the counter financial derivative instruments	1,402
Foreign currency	764
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(120,393)
Investments in Affiliates	(1,623)
Exchange-traded or centrally cleared financial derivative instruments	2,297
Over the counter financial derivative instruments	398
Foreign currency assets and liabilities	(214)
Net amortization (accretion) on investments	(111)

Net Cash Provided by (Used for) Operating Activities	291,164

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	136,595
Payments on shares redeemed	(255,328)
Cash distributions paid*	(674)
Proceeds from reverse repurchase agreements	3,328,949
Payments on reverse repurchase agreements	(3,498,791)
Proceeds from sale-buyback transactions	86,474
Payments on sale-buyback transactions	(86,474)

Net Cash Received from (Used for) Financing Activities	(289,249)

Net Increase (Decrease) in Cash and Foreign Currency	1,915

Cash and Foreign Currency:

Beginning of period	5,766
End of period	$7,681

* Reinvestment of distributions	$39,328

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$11,045

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Schedule of Investments	PIMCO Long-Term Real Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.9%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$12	$11

UBS Group AG
2.125% due 10/13/2026 •	EUR	200	220
4.664% due 01/16/2026 ~		100	112

Total Corporate Bonds & Notes (Cost $321)			343

U.S. GOVERNMENT AGENCIES 17.5%

Freddie Mac
0.000% due 05/15/2035 •		$24	25
2.920% due 01/25/2026		3,499	3,461
5.675% due 09/25/2031 •		9	9
5.807% due 01/15/2047 •		866	854

Ginnie Mae
5.461% due 08/20/2068 •		1,282	1,278
6.505% due 11/20/2072 •		993	1,011

Ginnie Mae, TBA
3.500% due 10/01/2054		11,600	10,899

Uniform Mortgage-Backed Security
4.000% due 07/01/2049		318	309

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2054 - 11/01/2054		5,753	5,530
4.500% due 11/01/2054		18,300	17,999
5.500% due 11/01/2054		7,900	7,992
6.000% due 11/01/2054		14,500	14,820
6.500% due 11/01/2054		9,300	9,584

Total U.S. Government Agencies (Cost $73,634)			73,771

U.S. TREASURY OBLIGATIONS 106.4%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025		4,485	4,398
0.125% due 01/15/2030 (f)		367	342
0.125% due 02/15/2051		32,389	20,481
0.125% due 02/15/2052		23,614	14,709
0.250% due 07/15/2029 (f)(h)		960	912
0.250% due 02/15/2050		35,650	23,694
0.625% due 07/15/2032		3,139	2,941
0.625% due 02/15/2043		33,914	27,252
0.750% due 02/15/2042 (d)		47,229	39,408
0.750% due 02/15/2045 (d)		45,734	36,598
0.875% due 02/15/2047 (d)		41,943	33,718
1.000% due 02/15/2046		29,004	24,195
1.000% due 02/15/2048		31,680	26,060
1.000% due 02/15/2049		25,111	20,509
1.375% due 07/15/2033		1,139	1,124
1.375% due 02/15/2044 (d)		48,706	44,470
1.500% due 02/15/2053		33,754	30,549
1.625% due 10/15/2027 (f)(h)		2,654	2,673
1.750% due 01/15/2034		2,558	2,588
1.875% due 07/15/2034 (d)		3,909	4,006
2.125% due 02/15/2040		17,695	18,483
2.125% due 02/15/2041		25,890	27,115
2.125% due 02/15/2054 (d)		39,395	41,005
2.375% due 10/15/2028 (d)		1,232	1,280

Total U.S. Treasury Obligations (Cost $460,777)			448,510

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%

Adjustable Rate Mortgage Trust
4.178% due 01/25/2036 ~		10	9

Alliance Bancorp Trust
5.449% due 07/25/2037 •		113	98

Banc of America Funding Trust
2.371% due 03/20/2036 ~		29	28
4.346% due 01/20/2047 ~		1,430	1,230
5.549% due 07/25/2037 •		607	564

Banc of America Mortgage Trust
5.064% due 11/25/2035 ~		5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
5.409% due 05/25/2047 •	$133	$129

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	4	4
4.900% due 07/25/2036 ~	12	10

Bear Stearns ALT-A Trust
4.492% due 09/25/2047 ~	1,650	830
5.240% due 09/25/2035 ~	134	81

BX Trust
5.846% due 04/15/2039 •	2,883	2,835

CIM Trust
6.395% due 02/25/2049 •	17	16

Citigroup Mortgage Loan Trust
4.181% due 12/25/2035 ~	139	87
4.713% due 03/25/2037 ~	105	89
6.830% due 09/25/2035 •	1	1
7.410% due 05/25/2035 •	3	3

Countrywide Alternative Loan Trust
4.712% due 02/25/2037 ~	49	43
6.123% due 12/25/2035 •	89	75

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037	794	359
7.210% due 02/20/2036 •	29	26

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	502	303

Downey Savings & Loan Association Mortgage Loan Trust
5.599% due 08/19/2045 •	43	37

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	25	10

Ginnie Mae
6.245% due 01/20/2073 •	6,651	6,695

GMAC Mortgage Corp. Loan Trust
4.471% due 11/19/2035 ~	37	32

IndyMac INDA Mortgage Loan Trust
4.243% due 12/25/2036 ~	462	370

JP Morgan Chase Commercial Mortgage Securities Trust
6.594% due 12/15/2031 •	229	212

Merrill Lynch Mortgage Investors Trust
5.629% due 09/25/2029 •	6	6

MortgageIT Mortgage Loan Trust
5.469% due 09/25/2037 •	288	214

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~	146	144

Residential Accredit Loans, Inc. Trust
5.329% due 06/25/2046 •	149	35
6.036% due 10/25/2037 ~	165	140

Residential Asset Securitization Trust
5.369% due 05/25/2035 •	161	100
5.750% due 02/25/2036	817	597
5.750% due 03/25/2037	106	32
6.500% due 06/25/2037	3,345	748

Structured Adjustable Rate Mortgage Loan Trust
5.235% due 07/25/2035 ~	39	34

Structured Asset Mortgage Investments Trust
5.389% due 04/25/2036 •	3	3

Thornburg Mortgage Securities Trust
5.709% due 09/25/2034 •	45	41

Towd Point Mortgage Trust
5.969% due 05/25/2058 •	48	49

Wachovia Mortgage Loan Trust LLC
6.456% due 10/20/2035 ~	17	16

WaMu Mortgage Pass-Through Certificates Trust
4.588% due 08/25/2036 ~	25	23
5.058% due 11/25/2036 ~	477	416
5.509% due 12/25/2045 •	34	31
6.577% due 09/25/2033 ~	18	18

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037	2,447	1,886
6.500% due 08/25/2035	9	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
6.169% due 04/25/2036 ~		$825	$807
6.440% due 11/25/2037 ~		34	30

Total Non-Agency Mortgage-Backed Securities (Cost $22,441)			19,559

ASSET-BACKED SECURITIES 9.5%

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		22	8

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.031% due 06/25/2033 •		900	834

Arbor Realty Commercial Real Estate Notes Ltd.
6.281% due 08/15/2034 •		1,817	1,811
6.561% due 11/15/2036 •		3,279	3,283

Avoca Static CLO DAC
5.285% due 10/15/2030 •	EUR	650	725

Barings CLO Ltd.
6.513% due 04/15/2031 •		$1,959	1,961

BSPDF Issuer Ltd.
6.411% due 10/15/2036 •		1,771	1,730

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		2,359	2,399

Citigroup Mortgage Loan Trust
5.429% due 12/25/2036 •		68	46
5.464% due 10/25/2036 •		300	294

Countrywide Asset-Backed Certificates Trust
5.109% due 07/25/2037 •		12	11
5.159% due 11/25/2037 •		792	747
5.219% due 02/25/2036 •		1,342	1,287
5.249% due 05/25/2035 •		11	11
5.469% due 03/25/2037 •		157	153
5.709% due 08/25/2047 •		109	106

Credit-Based Asset Servicing & Securitization LLC
5.612% due 07/25/2037 •		435	288

Credit-Based Asset Servicing & Securitization Trust
5.089% due 11/25/2036 •		16	7

Ellington Loan Acquisition Trust
6.069% due 05/25/2037 •		561	549

Fremont Home Loan Trust
5.239% due 10/25/2036 •		39	35

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		184	100

GSAMP Trust
5.944% due 03/25/2035 •		194	186

Home Equity Asset Trust
5.644% due 02/25/2036 •		1,334	1,303
5.824% due 08/25/2034 •		8	8

Home Equity Mortgage Loan Asset-Backed Trust
5.189% due 04/25/2037 •		72	55

IndyMac INDB Mortgage Loan Trust
5.109% due 07/25/2036 •		91	30

JP Morgan Mortgage Acquisition Corp.
5.479% due 02/25/2036 •		591	584

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		13	13

LCM Loan Income Fund Ltd.
6.574% due 04/20/2031 •		770	771

Lehman XS Trust
4.552% due 06/25/2036 þ		38	37
7.269% due 12/25/2037 •		583	556

Long Beach Mortgage Loan Trust
5.209% due 08/25/2036 •		84	34

Man GLG Euro CLO DAC
4.171% due 12/15/2031 •	EUR	1,123	1,250

Marathon Static CLO Ltd.
6.432% due 07/20/2030 •		$1,046	1,048

MASTR Specialized Loan Trust
6.750% due 07/25/2035 •		1,089	1,174

MF1 LLC
7.115% due 06/19/2037 •		2,875	2,880

MF1 Ltd.
6.209% due 10/16/2036 •		5,764	5,742

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
5.099% due 10/25/2036 •		$77	$69

Morgan Stanley Mortgage Loan Trust
6.376% due 11/25/2036 •		609	228

Option One Mortgage Loan Trust
5.749% due 02/25/2035 •		240	228

OZLM Ltd.
6.767% due 10/30/2030 •		171	172

Renaissance Home Equity Loan Trust
6.069% due 09/25/2037 •		384	162

Saxon Asset Securities Trust
5.404% due 09/25/2036 •		2,593	2,443

Soundview Home Loan Trust
5.089% due 11/25/2036 •		260	73
5.149% due 07/25/2037 •		134	121
5.169% due 06/25/2037 •		311	217
5.529% due 05/25/2036 •		74	71

Starwood Commercial Mortgage Trust
6.329% due 04/18/2038 •		2,684	2,656

TIAA CLO Ltd.
6.422% due 01/20/2032 •		1,600	1,601

Total Asset-Backed Securities (Cost $40,139)			40,097

SOVEREIGN ISSUES 8.6%

Canada Government Bond
4.250% due 12/01/2026 (a)	CAD	923	723

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)	EUR	243	$259
0.650% due 05/15/2026 (a)		4,799	5,289
1.300% due 05/15/2028 (a)		5,275	5,928
1.400% due 05/26/2025 (a)		13,367	14,784
1.800% due 05/15/2036 (a)		102	114

Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	189,878	1,365
0.100% due 03/10/2029 (a)		1,098,700	7,943

Total Sovereign Issues (Cost $38,208)			36,405

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(b)		160,000	162

Total Preferred Securities (Cost $160)			162

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (c) 0.2%
			1,001

Total Short-Term Instruments (Cost $1,001)			1,001

Total Investments in Securities (Cost $636,681)			619,848

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	107,308	$1,045

Total Short-Term Instruments (Cost $1,045)		1,045

Total Investments in Affiliates (Cost $1,045)		1,045

Total Investments 147.2% (Cost $637,726)		$620,893

Financial Derivative Instruments (e)(g) (0.1)% (Cost or Premiums, net $124)		(500)

Other Assets and Liabilities, net (47.1)%		(198,687)

Net Assets 100.0%		$421,706

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.800%	09/27/2024	10/10/2024	$743	U.S. Treasury Inflation Protected Securities 1.375% due 02/15/2044	$(740)	$743	$743
DEU	4.830	09/27/2024	10/10/2024	258	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2054	(258)	258	259

Total Repurchase Agreements						$(998)	$1,001	$1,002

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	5.030%	09/19/2024	10/10/2024	$(131,985)	$(132,206)
DEU	4.900	09/26/2024	10/03/2024	(2,472)	(2,474)
	5.020	09/23/2024	10/01/2024	(215)	(215)
	5.080	09/26/2024	10/03/2024	(106)	(106)
JPS	4.880	09/26/2024	10/03/2024	(1,547)	(1,548)

Total Reverse Repurchase Agreements					$(136,549)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$743	$0	$0	$743	$(741)	$2
BSN	0	(132,206)	0	(132,206)	132,097	(109)
DEU	259	(2,795)	0	(2,536)	2,528	(8)
JPS	0	(1,548)	0	(1,548)	1,541	(7)

Total Borrowings and Other Financing Transactions	$1,002	$(136,549)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(215)	$(136,334)	$0	$0	$(136,549)

Total Borrowings	$(215)	$(136,334)	$0	$0	$(136,549)

Payable for reverse repurchase agreements					$(136,549)

(d)	Securities with an aggregate market value of $136,424 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(143,254) at a weighted average interest rate of 5.413%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Euro-Schatz November 2024 Futures	EUR 107.300	10/25/2024	108	$108	$(17)	$(15)

Total Written Options					$(17)	$(15)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	155	$42,306	$80	$13	$0
Australia Government 10-Year Bond December Futures	12/2024	66	5,311	(37)	0	(14)
Euro-Bobl December Futures	12/2024	87	11,626	125	21	0
Euro-BTP December Futures	12/2024	21	2,839	73	4	0
Euro-Buxl 30-Year Bond December Futures	12/2024	6	910	9	8	0
Japan Government 10-Year Bond December Futures	12/2024	1	1,006	2	2	(4)
U.S. Treasury 10-Year Ultra December Futures	12/2024	31	3,667	(21)	0	(16)

				$231	$48	$(34)

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	155	$(42,339)	$(150)	$0	$(15)
Euro-Bund 10-Year Bond December Futures	12/2024	81	(12,165)	(180)	0	(39)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	88	(12,425)	(66)	0	(54)
Euro-Schatz December Futures	12/2024	178	(21,236)	(93)	0	(15)
Gold 100 oz. December Futures	12/2024	4	(1,064)	11	4	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	80	(9,588)	(78)	4	0
U.S. Treasury 2-Year Note December Futures	12/2024	302	(62,889)	(145)	113	0
U.S. Treasury 5-Year Note December Futures	12/2024	71	(7,802)	(12)	26	0
U.S. Treasury 10-Year Note December Futures	12/2024	201	(22,971)	(6)	91	0
U.S. Treasury 30-Year Bond December Futures	12/2024	80	(9,935)	73	55	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	28	(3,727)	56	22	0

				$(590)	$315	$(123)

Total Futures Contracts				$(359)	$363	$(157)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	17,200	$207	$(69)	$138	$0	$(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	5	4	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		60,000	(1)	5	4	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		590,000	(7)	8	1	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		274,770	(15)	31	16	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		420,000	8	25	33	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	20,490	136	(71)	65	27	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		1,240	(16)	(42)	(58)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		9,100	(115)	(289)	(404)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		16,200	(136)	(399)	(535)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,000	63	179	242	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,130	70	213	283	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	772	954	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	(136)	(75)	9	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	49,350	335	524	859	288	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		11,149	55	(56)	(1)	0	(115)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	915	1,045	0	(16)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,091	1,092	0	(17)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	1,672	1,913	0	(29)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	(40)	(32)	0	(3)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		540	(5)	(100)	(105)	2	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		340	0	(1)	(1)	0	(1)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		2,600	(1)	(32)	(33)	0	(5)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,800	(6)	(13)	(19)	0	(3)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	8	8	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	33	26	2	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	(1)	(1)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	89	89	3	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	116	121	2	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		600	3	103	106	2	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	44	44	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	63	67	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	$	4,110	1	336	337	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(308)	(306)	0	(3)
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,398)	(1,388)	0	(13)
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	404	408	7	0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	348	348	10	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	77,500	16	30	46	0	(26)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,900	11	(6)	5	0	(3)
Pay	UKRPI	3.466	Maturity	09/15/2034		800	0	(1)	(1)	0	(1)

Total Swap Agreements							$1,243	$4,052	$5,295	$418	$(323)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$363	$418	$781		$(15)	$(157)	$(323)	$(495)

(f)

Securities with an aggregate market value of $3,243 and cash of $1,795 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin liability of $(3) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$660	CNH	4,722	$15	$0

BOA	10/2024	KRW	232,155		$174	0	(3)
	10/2024		$2,274	JPY	325,600	0	(8)
	10/2024		61	PLN	236	1	0
	11/2024		224	TWD	7,049	0	0

BPS	10/2024	CNH	4,353		$608	0	(14)
	10/2024	DKK	122		18	0	0
	10/2024	JPY	906,794		6,298	0	(12)
	10/2024	KRW	705,790		527	0	(8)
	10/2024	PLN	451		118	1	0
	10/2024		$195	CNH	1,394	4	0
	10/2024		748	NZD	1,202	16	0
	11/2024	CNH	7,355		$1,019	0	(34)
	11/2024	TWD	12,118		380	0	(5)
	11/2024		$18	DKK	122	0	0
	11/2024		118	PLN	451	0	(1)
	12/2024		136	MXN	2,739	2	0

BRC	10/2024	AUD	617		$425	0	(2)
	10/2024	ILS	164		44	0	0
	10/2024	NZD	358		226	0	(1)
	10/2024		$424	AUD	617	2	0
	10/2024		931	GBP	706	13	0
	10/2024		188	PLN	721	0	(1)
	11/2024		425	AUD	617	2	0
	11/2024		226	NZD	358	1	0

CBK	10/2024	DKK	24		$4	0	0
	10/2024	GBP	82		109	0	(1)
	10/2024	ILS	180		50	2	0
	10/2024	KRW	505,713		378	0	(6)
	10/2024		$2,438	CAD	3,296	0	(1)
	10/2024		256	CNH	1,815	3	0
	10/2024		745	IDR	11,546,125	14	0
	10/2024		50	ILS	184	0	(1)
	10/2024		1,841	INR	154,844	5	0
	10/2024		921	ZAR	16,804	50	0
	11/2024	CAD	3,293		$2,438	1	0
	11/2024	CNH	5,821		810	0	(23)
	11/2024	TWD	49,541		1,556	1	(17)
	11/2024		$4	DKK	24	0	0
	12/2024	MXN	3,851		$197	4	0

DUB	10/2024	KRW	478,332		358	0	(5)
	10/2024	PLN	558		146	1	0
	10/2024		$376	PLN	1,452	1	(1)
	11/2024		146		559	0	(1)
	02/2025		368	MXN	7,444	2	0

FAR	10/2024	JPY	72,367		$504	0	0
	10/2024	NZD	844		531	0	(6)

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$1,365	AUD	1,986	$8	$0
	10/2024		28,888	EUR	25,834	0	(131)
	10/2024		9,406	JPY	1,354,959	22	0
	11/2024	AUD	1,986		$1,366	0	(8)
	11/2024	EUR	25,834		28,928	131	0
	11/2024	JPY	1,348,714		9,406	0	(22)
	11/2024		$531	NZD	844	6	0

GLM	10/2024		170	INR	14,306	1	0
	10/2024		390	PLN	1,548	12	0
	11/2024	MXN	1,990		$100	0	(1)
	12/2024		1,845		96	4	0
	02/2025		$166	MXN	3,374	2	0

IND	10/2024	KRW	238,400		$178	0	(3)
	10/2024		$46	IDR	706,256	1	0

JPM	10/2024	CNH	6,071		$848	0	(19)
	10/2024	DKK	255		38	0	0
	10/2024	ILS	1,297		352	5	(1)
	10/2024	KRW	267,790		200	0	(3)
	10/2024		$196	CNH	1,399	4	0
	10/2024		41	DKK	276	0	0
	10/2024		10	IDR	147,368	0	0
	10/2024		50	ILS	185	0	0
	10/2024		273	KRW	358,269	0	(1)
	10/2024		189	NOK	2,001	1	0
	10/2024		431	PLN	1,671	3	0
	11/2024	CNH	494		$70	0	(1)
	11/2024	NOK	2,000		189	0	(1)
	11/2024	TWD	6,319		194	0	(6)
	11/2024		$38	DKK	254	0	0

MBC	10/2024	GBP	624		$835	0	0
	10/2024	JPY	719,475		4,987	0	(18)
	10/2024	KRW	903,928		677	0	(9)
	10/2024	NOK	1,755		167	1	0
	10/2024	PLN	503		132	1	0
	10/2024		$70	IDR	1,087,969	1	0
	10/2024		859	SGD	1,104	0	0
	11/2024	SGD	1,102		$859	0	0
	11/2024	TWD	10,161		317	0	(5)
	11/2024		$835	GBP	624	0	0
	11/2024		355	PLN	1,370	1	(1)
	12/2024	MXN	1,088		$56	1	0

MYI	10/2024	DKK	241		36	0	0
	10/2024	EUR	25,834		28,792	35	0
	10/2024	KRW	344,093		257	0	(4)
	10/2024	NOK	325		31	0	0
	10/2024	SGD	1,104		847	0	(11)
	10/2024		$30	DKK	200	0	0
	10/2024		72	IDR	1,113,449	1	0
	11/2024	TWD	6,553		$208	0	0
	11/2024		$36	DKK	240	0	0

NGF	10/2024		247	IDR	3,817,158	4	0

RBC	12/2024	MXN	2,853		$144	0	0

SCX	10/2024	CAD	3,295		2,446	10	0
	10/2024	JPY	2,351		16	0	0
	10/2024		$25	DKK	166	0	0
	10/2024		689	INR	57,905	1	0
	11/2024	CNH	4,006		$553	0	(21)
	11/2024	TWD	1,900		59	0	(1)

SSB	12/2024	MXN	641		33	1	0

TOR	10/2024	AUD	1,986		1,347	0	(26)

UAG	10/2024	CHF	1,624		1,933	14	0
	10/2024		$1,913	CHF	1,623	4	0
	10/2024		163	PLN	634	2	0
	10/2024		777	ZAR	14,227	45	0
	11/2024	CHF	1,617		$1,913	0	(4)
	12/2024		$1	MXN	12	0	0

Total Forward Foreign Currency Contracts						$463	$(448)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(251)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	4,000	$(52)	$(83)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(5)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,600	(284)	(425)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,600	(285)	(33)

MYC	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	11,300	(20)	(4)

							$(693)	$(550)

Total Written Options							$(1,102)	$(801)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$15	$0	$0	$15	$0	$0	$0	$0	$15	$0	$15
BOA	1	0	0	1	(11)	0	0	(11)	(10)	0	(10)
BPS	23	0	0	23	(74)	0	0	(74)	(51)	0	(51)
BRC	18	0	0	18	(4)	0	0	(4)	14	0	14
CBK	80	0	0	80	(49)	0	0	(49)	31	0	31
DUB	4	0	0	4	(7)	0	0	(7)	(3)	0	(3)
FAR	167	0	0	167	(167)	0	0	(167)	0	0	0
GLM	19	0	0	19	(1)	(339)	0	(340)	(321)	0	(321)
GST	0	0	0	0	0	(458)	0	(458)	(458)	610	152
IND	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
JPM	13	0	0	13	(32)	0	0	(32)	(19)	0	(19)
MBC	5	0	0	5	(33)	0	0	(33)	(28)	0	(28)
MYC	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
MYI	36	0	0	36	(15)	0	0	(15)	21	(38)	(17)
NGF	4	0	0	4	0	0	0	0	4	0	4
SCX	11	0	0	11	(22)	0	0	(22)	(11)	0	(11)
SSB	1	0	0	1	0	0	0	0	1	0	1
TOR	0	0	0	0	(26)	0	0	(26)	(26)	0	(26)
UAG	65	0	0	65	(4)	0	0	(4)	61	0	61

Total Over the Counter	$463	$0	$0	$463	$(448)	$(801)	$0	$(1,249)

(h)

Securities with an aggregate market value of $610 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$4	$0	$0	$0	$359	$363
Swap Agreements	0	0	0	0	418	418

	$4	$0	$0	$0	$777	$781

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$463	$0	$463

	$4	$0	$0	$463	$777	$1,244

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	157	157
Swap Agreements	0	0	0	0	323	323

	$0	$0	$0	$0	$495	$495

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$448	$0	$448
Written Options	0	0	0	0	801	801

	$0	$0	$0	$448	$801	$1,249

	$0	$0	$0	$448	$1,296	$1,744

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$142	$142
Futures	(79)	0	0	0	(2,239)	(2,318)
Swap Agreements	0	137	0	0	(706)	(569)

	$(79)	$137	$0	$0	$(2,803)	$(2,745)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(429)	$0	$(429)
Written Options	0	0	0	0	222	222

	$0	$0	$0	$(429)	$222	$(207)

	$(79)	$137	$0	$(429)	$(2,581)	$(2,952)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(102)	$(102)
Futures	43	0	0	0	(149)	(106)
Swap Agreements	0	(142)	0	0	1,823	1,681

	$43	$(142)	$0	$0	$1,572	$1,473

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(497)	$0	$(497)
Written Options	0	0	0	0	(114)	(114)

	$0	$0	$0	$(497)	$(114)	$(611)

	$43	$(142)	$0	$(497)	$1,458	$862

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$343	$0	$343
U.S. Government Agencies	0	73,771	0	73,771
U.S. Treasury Obligations	0	448,510	0	448,510
Non-Agency Mortgage-Backed Securities	0	19,559	0	19,559
Asset-Backed Securities	0	40,097	0	40,097
Sovereign Issues	0	36,405	0	36,405
Preferred Securities
Banking & Finance	0	162	0	162
Short-Term Instruments
Repurchase Agreements	0	1,001	0	1,001

	$0	$619,848	$0	$619,848

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,045	$0	$0	$1,045

Total Investments	$1,045	$619,848	$0	$620,893

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$56	$725	$0	$781
Over the counter	0	463	0	463

	$56	$1,188	$0	$1,244

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(156)	(339)	0	(495)
Over the counter	0	(1,249)	0	(1,249)

	$(156)	$(1,588)	$0	$(1,744)

Total Financial Derivative Instruments	$(100)	$(400)	$0	$(500)

Totals	$945	$619,448	$0	$620,393

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.7%

CORPORATE BONDS & NOTES 0.4%

BANKING & FINANCE 0.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$143	$134

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	346	43
1.000% due 10/01/2050		16,107	1,938
1.500% due 10/01/2053		97,866	11,822
2.500% due 10/01/2047		7	1

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(e)(f)	EUR	700	779

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053	DKK	13	2
1.500% due 10/01/2053		19,296	2,196
2.000% due 10/01/2053		8,891	1,137
2.500% due 10/01/2047		3	0

Nykredit Realkredit AS
1.000% due 10/01/2053		33	4
1.500% due 10/01/2052		47,028	5,870
1.500% due 10/01/2053		2,491	269
2.500% due 10/01/2047		19	3

Realkredit Danmark AS
1.000% due 10/01/2053		3	0
1.500% due 10/01/2053		18,602	2,324
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 •	EUR	600	632
1.000% due 06/24/2027 •		500	538
2.125% due 11/15/2029 •	GBP	100	120
2.875% due 04/02/2032 •	EUR	100	108
4.664% due 01/16/2026 ~		1,240	1,383
7.000% due 09/30/2027 •	GBP	300	416
7.750% due 03/01/2029 •	EUR	1,000	1,275

			30,995

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$1,900	1,880

UTILITIES 0.0%

Eversource Energy
2.900% due 10/01/2024		300	300

Total Corporate Bonds & Notes (Cost $39,674)			33,175

U.S. GOVERNMENT AGENCIES 14.3%

Fannie Mae
3.840% due 11/01/2033 •		12	12
3.884% due 02/01/2034 •		4	4
3.893% due 10/01/2033 •		2	2
4.525% due 02/01/2032 •		3	3
5.223% due 12/01/2036 •		3	3
5.523% due 12/25/2036 •		30	30
5.707% due 07/25/2037 •		101	98
5.745% due 07/25/2037 - 05/25/2042 •		65	65
5.780% due 03/25/2036 •		40	40
5.835% due 05/25/2036 •		18	17
5.840% due 02/25/2037 •		89	89
5.848% due 09/01/2034 •		2	2
6.102% due 04/01/2033 •		49	50
6.362% due 06/01/2043 •		8	8
6.363% due 09/01/2044 - 10/01/2044 •		241	244
6.500% due 06/25/2028		4	4
6.579% due 05/25/2035 ~		4	4
6.890% due 04/01/2032 •		4	4
7.140% due 04/01/2027 •		2	2

Freddie Mac
2.920% due 01/25/2026		1,100	1,088
5.229% due 08/25/2031 •		52	54
5.675% due 09/25/2031 •		115	117
5.807% due 01/15/2047 •		2,315	2,282

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.300% due 01/01/2034 •	$33	$33
6.323% due 02/25/2045 •	249	238
6.338% due 01/01/2034 •	118	122
6.482% due 10/01/2036 •	8	8
6.500% due 01/25/2028	1	1
6.523% due 07/25/2044 •	47	45
6.840% due 06/01/2033 •	26	27
7.000% due 10/15/2030	6	6
7.252% due 09/01/2036 •	10	10
7.542% due 07/01/2036 •	28	29

Ginnie Mae
3.625% due 07/20/2035 •	5	5
3.750% due 12/20/2035 •	130	131
5.461% due 08/20/2068 •	8,715	8,691
5.795% due 01/20/2072 •	509	507
6.167% due 08/20/2066 •	8	8
6.210% due 01/20/2060 •	2,664	2,672
6.245% due 10/20/2072 •	17,247	17,345
6.505% due 11/20/2072 •	4,467	4,549

Ginnie Mae, TBA
3.500% due 10/01/2054 - 11/01/2054	233,500	219,498

Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 04/01/2050	29,969	29,166
4.500% due 07/01/2052 - 10/01/2052	3,778	3,718

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054	135,130	129,895
4.500% due 11/01/2054 - 12/01/2054	380,200	374,116
5.500% due 11/01/2054	64,300	65,050
6.000% due 11/01/2054	189,600	193,784
6.500% due 11/01/2054	63,600	65,540

Total U.S. Government Agencies (Cost $1,123,013)		1,119,416

U.S. TREASURY OBLIGATIONS 79.5%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2026 (h)(j)(l)	84,172	81,845
0.125% due 07/15/2026	267,309	260,612
0.125% due 10/15/2026	227,904	221,649
0.125% due 04/15/2027	65,725	63,285
0.125% due 01/15/2030	190,464	177,770
0.125% due 07/15/2030	362,603	337,306
0.125% due 01/15/2031	321,776	295,786
0.125% due 07/15/2031	440,047	402,725
0.125% due 01/15/2032	136,896	123,781
0.125% due 02/15/2051	78,895	49,888
0.125% due 02/15/2052	55,251	34,416
0.250% due 07/15/2029	330,192	313,380
0.250% due 02/15/2050	101,138	67,220
0.375% due 01/15/2027	72,063	70,026
0.375% due 07/15/2027	54,055	52,573
0.500% due 01/15/2028 (j)(l)	55,177	53,437
0.625% due 07/15/2032	373,365	349,754
0.625% due 02/15/2043	78,277	62,902
0.750% due 07/15/2028	313,284	306,411
0.750% due 02/15/2042	187,459	156,416
0.750% due 02/15/2045	162,552	130,082
0.875% due 01/15/2029	79,314	77,451
0.875% due 02/15/2047	184,391	148,235
1.000% due 02/15/2046	208,760	174,147
1.000% due 02/15/2048	64,527	53,078
1.000% due 02/15/2049	44,322	36,200
1.125% due 01/15/2033	95,348	92,041
1.250% due 04/15/2028	89,341	88,519
1.375% due 07/15/2033	161,144	158,928
1.375% due 02/15/2044	263,973	241,015
1.500% due 02/15/2053 (h)(l)	13,332	12,066
1.625% due 10/15/2027 (j)	71,669	72,155
1.750% due 01/15/2028	286,845	289,248
1.750% due 01/15/2034	64,565	65,316
1.875% due 07/15/2034	70,166	71,910
2.125% due 04/15/2029	46,878	48,193
2.125% due 02/15/2040	84,489	88,249
2.125% due 02/15/2041	66,173	69,304
2.125% due 02/15/2054	61,593	64,111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 01/15/2027 (j)	$2,693	$2,737
2.375% due 10/15/2028	27,418	28,482
2.500% due 01/15/2029 (j)	102,073	106,484
3.375% due 04/15/2032 (h)(l)	13,822	15,622
3.625% due 04/15/2028	289,881	310,734
3.875% due 04/15/2029	273,782	302,254

Total U.S. Treasury Obligations (Cost $6,751,487)		6,227,743

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Adjustable Rate Mortgage Trust
5.598% due 10/25/2035 ~	89	84
7.023% due 08/25/2035 ~	58	57

Alliance Bancorp Trust
5.449% due 07/25/2037 •	2,997	2,582

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •	212	181
5.179% due 10/25/2046 •	4,113	2,231

Banc of America Funding Trust
4.346% due 01/20/2047 ~	2,359	2,028
5.017% due 01/20/2047 ~	69	60
6.253% due 10/25/2036 þ	77	68
6.337% due 01/25/2037 þ	78	73
6.388% due 04/25/2037 þ	61	51

Banc of America Mortgage Trust
5.064% due 11/25/2035 ~	205	181
6.192% due 07/25/2035 ~	95	90

BCAP LLC Trust
4.603% due 04/26/2036 ~	1,065	934
5.309% due 01/25/2037 •	694	636

Bear Stearns Adjustable Rate Mortgage Trust
4.300% due 05/25/2047 ~	354	321
4.798% due 02/25/2036 ~	65	60
4.900% due 07/25/2036 ~	465	405
5.130% due 11/25/2030 ~	24	24
5.495% due 02/25/2034 ~	197	183
5.688% due 01/25/2034 ~	69	66
6.065% due 11/25/2034 ~	20	19
6.538% due 10/25/2035 ~	150	148
6.540% due 01/25/2034 ~	218	217

Bear Stearns ALT-A Trust
4.302% due 08/25/2036 ~	319	217
4.492% due 09/25/2047 ~	2,661	1,338
4.654% due 11/25/2036 ~	502	278
4.850% due 08/25/2036 ~	196	128
5.240% due 09/25/2035 ~	35	21
5.454% due 05/25/2035 ~	13	12

Beast Mortgage Trust
6.397% due 02/15/2037 •	3,200	2,850

Chase Mortgage Finance Trust
4.578% due 12/25/2035 ~	38	35
5.792% due 02/25/2037 ~	25	24
6.552% due 02/25/2037 ~	9	9

ChaseFlex Trust
5.469% due 06/25/2035 •	171	72

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.149% due 07/25/2036 •	123	113

CIM Trust
6.395% due 02/25/2049 •	94	91

Citigroup Global Markets Mortgage Securities
6.500% due 09/25/2033	123	71

Citigroup Mortgage Loan Trust
4.972% due 09/25/2037 ~	116	103
5.676% due 07/25/2046 ~	329	318
6.235% due 03/25/2034 ~	32	29
6.830% due 09/25/2035 •	13	13
7.410% due 05/25/2035 •	29	29

Countrywide Alternative Loan Trust
4.712% due 02/25/2037 ~	980	861
5.000% due 07/25/2035	77	43
5.255% due 02/20/2047 •	39	31
5.270% due 12/20/2046 •	2,235	1,925
5.285% due 07/20/2046 •	2,018	1,663
5.495% due 03/20/2046 •	95	81

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/25/2035 •		$64	$42
5.500% due 11/25/2035		14	12
5.715% due 11/20/2035 •		185	176
5.750% due 05/25/2036		948	367
6.000% due 01/25/2037		2,861	1,508
6.000% due 02/25/2037		59	25
6.000% due 04/25/2037		1,132	968
6.123% due 12/25/2035 •		377	318
6.500% due 08/25/2032		18	19

Countrywide Home Loan Mortgage Pass-Through Trust
4.338% due 02/25/2047 ~		91	76
4.455% due 03/25/2037 ~		76	65
4.733% due 11/25/2034 ~		4	4
4.746% due 11/25/2037 ~		897	845
4.857% due 04/25/2035 ~		33	27
5.289% due 10/20/2035 ~		8,031	7,613
5.500% due 11/25/2035		70	38
5.500% due 04/25/2038		72	72
5.549% due 04/25/2035 •		176	166
5.609% due 03/25/2035 •		5	4
6.000% due 04/25/2036		1,119	553
6.000% due 03/25/2037		3,370	1,524
7.543% due 01/20/2035 ~		16	16

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.841% due 10/25/2066 ~		7,207	6,512
6.079% due 04/25/2037 þ		344	95

First Horizon Alternative Mortgage Securities Trust
5.763% due 09/25/2034 ~		22	23
6.000% due 02/25/2037		650	260
6.250% due 08/25/2037		144	57
6.774% due 06/25/2034 ~		127	126

First Horizon Mortgage Pass-Through Trust
6.747% due 08/25/2035 ~		199	141

Freddie Mac
5.857% due 06/15/2047 •		123	122

Ginnie Mae
6.145% due 08/20/2072 •		470	470
6.245% due 08/20/2072 •		1,285	1,293
6.245% due 07/20/2073 •		1,591	1,602
6.445% due 05/20/2073 •		2,116	2,154
6.467% due 08/20/2069 •		1,123	1,132

GreenPoint Mortgage Funding Trust
5.409% due 06/25/2045 •		182	160

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	69	75

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •		$1,900	1,905

GSR Mortgage Loan Trust
4.327% due 04/25/2035 ~		20	18
4.579% due 11/25/2035 ~		11	10
4.771% due 11/25/2035 ~		205	169
5.051% due 11/25/2035 ~		58	56
5.275% due 07/25/2035 ~		85	79

HarborView Mortgage Loan Trust
4.867% due 01/19/2036 •		910	566
5.459% due 09/19/2037 •		120	102
5.519% due 05/19/2035 •		3	3
5.559% due 03/19/2036 •		335	305
5.699% due 11/19/2035 •		233	156
5.699% due 08/19/2045 •		66	62
5.755% due 06/20/2035 •		121	114
5.762% due 01/19/2035 ~		110	103
6.421% due 04/19/2034 ~		45	41

HomeBanc Mortgage Trust
4.794% due 04/25/2037 ~		383	345

IndyMac INDA Mortgage Loan Trust
3.222% due 11/25/2035 ~		115	89
3.810% due 08/25/2036 ~		242	194
5.329% due 11/25/2035 ~		2	2
5.569% due 11/25/2035 •		114	68

IndyMac INDX Mortgage Loan Trust
3.259% due 01/25/2036 ~		32	28
3.534% due 06/25/2036 ~		140	122
3.846% due 10/25/2035 ~		86	70
3.953% due 08/25/2035 ~		166	123
4.593% due 12/25/2034 ~		31	29
5.209% due 07/25/2036 •		475	457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.269% due 06/25/2037 •	$252	$90
5.369% due 06/25/2046 •	840	722
5.449% due 07/25/2035 •	183	168
5.489% due 10/25/2034 ~	197	189
5.529% due 07/25/2035 •	200	144

JP Morgan Alternative Loan Trust
5.429% due 03/25/2036 •	735	689
5.429% due 12/25/2036 •	9,694	8,945
6.000% due 12/27/2036	104	54

JP Morgan Chase Commercial Mortgage Securities Trust
6.594% due 12/15/2031 •	1,744	1,619

JP Morgan Mortgage Trust
5.321% due 11/25/2035 ~	91	73
5.415% due 08/25/2035 ~	49	48
5.527% due 10/25/2035 ~	49	34
5.546% due 07/25/2035 ~	66	63
5.738% due 02/25/2035 ~	2	2
5.822% due 06/25/2036 ~	13	9
6.842% due 07/25/2035 ~	9	9
6.961% due 08/25/2035 ~	87	83
7.205% due 07/25/2035 ~	5	5

Lehman XS Trust
5.329% due 12/25/2036 •	735	700
5.469% due 08/25/2037 •	1,604	1,546

Luminent Mortgage Trust
5.329% due 12/25/2036 •	146	138

MASTR Adjustable Rate Mortgages Trust
4.504% due 12/25/2033 ~	4	4
5.179% due 04/25/2046 •	658	583
5.279% due 12/25/2033 ~	141	130
6.435% due 11/21/2034 ~	85	81

MASTR Alternative Loan Trust
5.369% due 03/25/2036 •	916	90

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911% due 11/15/2031 •	16	16
5.951% due 09/15/2030 •	4	4

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651% due 12/15/2030 •	27	26
5.691% due 06/15/2030 •	13	13
6.071% due 08/15/2032 •	34	32
6.134% due 10/20/2029 •	15	16

Merrill Lynch Mortgage Investors Trust
5.217% due 06/25/2037 ~	98	90
5.262% due 03/25/2030 •	9	8
5.370% due 09/25/2035 ~	52	42
5.462% due 11/25/2029 •	3	2
5.469% due 11/25/2035 •	123	117
5.517% due 02/25/2035 ~	111	99
5.736% due 12/25/2034 ~	98	93
6.266% due 02/25/2034 ~	354	337
6.607% due 05/25/2036 ~	4	4
6.685% due 02/25/2033 ~	225	209

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ	172	61

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	14,002	13,485
4.500% due 05/25/2058 ~	2,021	2,001

New York Mortgage Trust
5.002% due 05/25/2036 ~	56	48

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ	164	154
6.638% due 03/25/2047 þ	152	143
7.295% due 02/25/2036 ~	39	31

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.769% due 04/25/2035 •	1,000	981

Residential Accredit Loans, Inc. Trust
5.269% due 08/25/2035 •	37	28
5.329% due 06/25/2046 •	2,476	583
5.529% due 12/25/2045 •	625	437
6.036% due 10/25/2037 ~	2,792	2,376
6.483% due 09/25/2045 •	68	58

Residential Asset Securitization Trust
5.369% due 05/25/2035 •	3,996	2,477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.369% due 01/25/2046 •	$55	$15
5.500% due 06/25/2033	37	37
6.500% due 06/25/2037	1,798	402

Sequoia Mortgage Trust
5.475% due 07/20/2036 •	382	334
5.779% due 10/19/2026 •	7	6
5.835% due 10/20/2027 •	7	7
5.875% due 10/20/2027 •	9	8
5.975% due 12/20/2032 •	14	12
6.228% due 05/20/2034 •	13	14

Structured Adjustable Rate Mortgage Loan Trust
4.274% due 11/25/2035 ~	30	27
4.667% due 09/25/2036 ~	291	203
4.953% due 08/25/2035 ~	40	35
5.289% due 10/25/2035 •	263	249
5.365% due 09/25/2035 ~	122	109
6.523% due 01/25/2035 •	9	9
6.626% due 10/25/2037 •	143	132
7.251% due 02/25/2034 ~	56	55

Structured Asset Mortgage Investments Trust
5.229% due 03/25/2037 •	61	23
5.389% due 04/25/2036 •	173	153
5.389% due 05/25/2036 •	1,299	872
5.429% due 02/25/2036 •	125	100
5.579% due 07/19/2035 •	221	210
5.589% due 12/25/2035 •	105	85
5.739% due 09/19/2032 •	21	21
5.739% due 10/19/2034 •	27	26
5.779% due 03/19/2034 •	52	49

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
7.352% due 06/25/2033 ~	11	10
7.744% due 01/25/2034 ~	1	1

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	1,230	33

WaMu Mortgage Pass-Through Certificates Trust
3.427% due 05/25/2037 ~	739	585
3.745% due 01/25/2037 ~	610	530
3.843% due 04/25/2037 ~	428	381
4.168% due 02/25/2037 ~	167	143
4.240% due 12/25/2036 ~	403	365
4.367% due 02/25/2037 ~	781	686
4.390% due 12/25/2046 •	927	775
4.524% due 02/27/2034 •	201	192
4.588% due 08/25/2036 ~	63	57
4.810% due 12/25/2035 ~	13	12
4.850% due 12/25/2035 ~	105	96
4.957% due 12/25/2035 ~	750	694
5.118% due 03/25/2035 ~	26	26
5.225% due 09/25/2035 ~	90	84
5.429% due 04/25/2045 •	3	3
5.549% due 07/25/2045 •	172	167
5.549% due 10/25/2045 •	82	80
5.609% due 07/25/2045 •	7	7
5.616% due 03/25/2033 ~	2	2
5.629% due 01/25/2045 •	43	43
5.649% due 01/25/2045 •	330	324
5.769% due 10/25/2044 •	109	102
5.823% due 03/25/2047 •	2,050	1,730
5.893% due 05/25/2047 •	340	284
6.006% due 03/25/2034 ~	21	21
6.069% due 07/25/2044 •	414	397
6.103% due 06/25/2046 •	36	33
6.123% due 02/25/2046 •	270	249
6.282% due 06/25/2033 ~	105	106
6.323% due 11/25/2042 •	12	11
6.523% due 06/25/2042 •	24	22

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037	3,941	3,037
6.093% due 05/25/2046 •	685	590
6.500% due 08/25/2035	155	131

Wells Fargo Mortgage-Backed Securities Trust
6.169% due 04/25/2036 ~	299	292
6.234% due 12/28/2037 ~	1,191	1,054
7.578% due 10/25/2036 ~	9	8

Total Non-Agency Mortgage-Backed Securities (Cost $123,669)		111,675

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 9.0%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		$1,700	$1,700
6.591% due 07/15/2034 •		2,100	2,103

522 Funding CLO Ltd.
6.584% due 10/20/2031 •		5,059	5,066

ABFC Trust
5.669% due 06/25/2034 •		1,898	1,893
5.944% due 06/25/2033 •		130	129

ACAS CLO Ltd.
6.431% due 10/18/2028 •		845	845

ACE Securities Corp. Home Equity Loan Trust
5.749% due 04/25/2034 •		278	263
6.019% due 12/25/2033 •		485	490

Adagio CLO DAC
4.405% due 10/15/2031 •	EUR	1,725	1,916
4.615% due 04/15/2032 •		2,700	3,003

Aegis Asset-Backed Securities Trust
5.614% due 12/25/2035 •		$1,912	1,804

AIMCO CLO
6.408% due 10/17/2034 •		2,500	2,500

Albacore Euro CLO Ltd.
4.626% due 07/15/2035 •	EUR	1,000	1,116

Allegro CLO Ltd.
6.516% due 10/16/2031 •		$2,469	2,470

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		1,150	1,151
6.576% due 04/25/2031 •		1,494	1,496

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.749% due 05/25/2034 •		8	8
5.899% due 05/25/2035 •		312	310

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •		4,800	4,811

Apidos CLO
6.441% due 07/18/2029 •		731	732
6.477% due 07/17/2030 •		3,389	3,390
6.494% due 10/20/2030 •		874	874

Aqueduct European CLO DAC
4.328% due 07/20/2030 •	EUR	378	421
4.595% due 07/15/2032 •		1,977	2,199

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		$5,579	5,577

Arbour CLO DAC
0.000% due 11/15/2037 •(a)	EUR	800	891

Ares CLO Ltd.
6.594% due 04/22/2031 •		$1,600	1,603
6.613% due 01/15/2032 •		3,043	3,046

Ares European CLO DAC
4.295% due 04/15/2030 •	EUR	2,108	2,345
4.465% due 10/15/2031 •		4,393	4,894

Argent Mortgage Loan Trust
5.449% due 05/25/2035 •		$1,150	1,033

Argent Securities Trust
5.269% due 07/25/2036 •		2,521	2,232
5.289% due 05/25/2036 •		1,098	268

Armada Euro CLO DAC
4.405% due 07/15/2031 •	EUR	2,523	2,812

Atlas Senior Loan Fund Ltd.
6.503% due 10/23/2032 •		$2,500	2,501
6.653% due 01/15/2031 •		494	494

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (a)		2,900	2,900

Barings CLO Ltd.
6.513% due 04/15/2031 •		17,628	17,645
6.534% due 01/20/2031 •		2,049	2,050
6.614% due 01/20/2032 •		2,904	2,906

Bastille Euro CLO DAC
4.835% due 01/15/2034 •	EUR	1,000	1,114

BBAM European CLO DAC
4.558% due 07/22/2034 •		1,000	1,108

BDS Ltd.
6.765% due 03/19/2039 •		$5,770	5,785

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
5.944% due 06/25/2034 •		$50	$53

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •		2,656	2,659
6.643% due 07/15/2032 •		800	800

Black Diamond CLO DAC
4.548% due 01/20/2032	EUR	446	497

Blackrock European CLO DAC
4.305% due 10/15/2031 •		8,562	9,521
4.381% due 12/15/2032 •		2,197	2,438
4.535% due 07/15/2030 •		3,275	3,648

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •		$3,084	3,087
6.643% due 07/15/2031 •		3,960	3,963

BlueMountain Fuji EUR CLO DAC
4.595% due 01/15/2033 •	EUR	900	1,003

Bosphorus CLO DAC
4.470% due 12/12/2032 •		2,741	3,049

Cairn CLO DAC
4.465% due 10/15/2031 •		4,255	4,726

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		$5,800	5,848

Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •		1,854	1,856
6.502% due 07/20/2032 •		2,500	2,503
6.517% due 04/17/2031 •		521	521
6.575% due 07/27/2031 •		1,107	1,109

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031	EUR	5,672	6,308

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		$2,523	2,524
6.743% due 01/15/2030 •		1,099	1,100

Carrington Mortgage Loan Trust
5.449% due 06/25/2036 •		3,409	3,292
5.569% due 01/25/2036 •		1,343	1,306

CarVal CLO Ltd.
6.516% due 07/16/2031 •		3,882	3,887

Catamaran CLO Ltd.
6.644% due 04/22/2030 •		3,262	3,266

CBAM Ltd.
6.567% due 04/17/2031 •		656	657
6.664% due 04/20/2032 •		1,408	1,410
6.794% due 07/20/2030 •		1,030	1,031

Cedar Funding CLO Ltd.
6.647% due 07/17/2031 •		2,072	2,074

CIFC European Funding CLO DAC
4.735% due 01/15/2034 •	EUR	2,300	2,564

CIFC Funding Ltd.
6.495% due 10/24/2030 •		$6,518	6,524
6.641% due 07/18/2031 •		1,084	1,086

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		10,133	10,308

Citigroup Mortgage Loan Trust
5.429% due 12/25/2036 •		2,736	1,871
5.464% due 10/25/2036 •		17,188	16,852
5.644% due 03/25/2037 •		1,385	1,380

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.914% due 10/25/2034 •		103	100

Contego CLO DAC
4.338% due 01/23/2030 •	EUR	3,782	4,190
4.505% due 01/15/2031 •		2,123	2,364

Countrywide Asset-Backed Certificates Trust
4.058% due 11/25/2034 •		$2,533	2,238
5.109% due 08/25/2037 •		147	136
5.159% due 11/25/2037 •		6,182	5,833
5.219% due 02/25/2036 •		457	438
5.469% due 03/25/2037 •		8,099	7,878
5.709% due 08/25/2047 •		596	580
5.749% due 11/25/2034 •		255	247
5.805% due 04/25/2036 ~		354	326
6.169% due 10/25/2035 •		110	109

CQS U.S. CLO Ltd.
7.132% due 07/20/2031 •		9,275	9,283

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization LLC
3.774% due 06/25/2035 •		$395	$383

Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •		655	656
6.685% due 10/23/2031 •		609	610

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		156	27

Cumulus Static CLO DAC
4.742% due 11/15/2033 •	EUR	3,474	3,878

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •		623	692
4.322% due 08/15/2032 •		389	433
4.335% due 10/15/2031 •		13,486	14,993
4.415% due 09/22/2034 •		2,500	2,780

CVC Cordatus Opportunity Loan Fund DAC
4.922% due 08/15/2033 •		4,756	5,319

Denali Capital CLO Ltd.
6.613% due 04/15/2031 •		$941	941

Dryden CLO Ltd.
6.511% due 04/18/2031 •		1,616	1,617
6.613% due 07/15/2031 •		1,065	1,068

Dryden Euro CLO DAC
4.345% due 04/15/2033 •	EUR	13,921	15,489
4.402% due 05/15/2034 •		8,586	9,547
4.565% due 04/15/2034 •		900	998
4.642% due 01/17/2033 •		1,100	1,223
4.674% due 04/18/2033 •		1,000	1,113

Dryden Senior Loan Fund
6.429% due 10/19/2029 •		$3,534	3,541
6.583% due 04/15/2029 •		5,883	5,887

Euro-Galaxy CLO DAC
4.325% due 04/24/2034 •	EUR	1,596	1,767

Fidelity Grand Harbour CLO DAC
4.681% due 03/15/2032 •		4,472	4,981

First Franklin Mortgage Loan Trust
5.074% due 10/25/2036 •		$1,195	1,086
5.674% due 11/25/2036 •		10,940	10,661

Fremont Home Loan Trust
5.239% due 10/25/2036 •		1,814	1,632

Gallatin CLO Ltd.
6.653% due 07/15/2031 •		6,030	6,037

Golub Capital Partners Static Ltd.
6.512% due 04/20/2033 •		4,303	4,304

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		1,120	608

GSAMP Trust
5.109% due 12/25/2036 •		1,668	904
5.339% due 03/25/2047 •		2,936	2,359
5.944% due 03/25/2035 •		2,170	2,078

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	1,388	1,542
4.368% due 10/20/2031 •		12,095	13,424
4.415% due 10/15/2030 •		627	698
4.445% due 07/15/2031 •		1,925	2,144

Henley CLO DAC
4.675% due 04/25/2034 •		2,600	2,896
4.685% due 06/10/2034 •		3,100	3,453

Home Equity Asset Trust
5.584% due 04/25/2036 •		$537	530
5.644% due 02/25/2036 •		7,258	7,087
5.824% due 08/25/2034 •		435	432

HSI Asset Securitization Corp. Trust
5.509% due 02/25/2036 •		830	823

ICG U.S. CLO Ltd.
6.604% due 04/21/2031 •		373	374

IndyMac INDB Mortgage Loan Trust
5.109% due 07/25/2036 •		3,714	1,214

Invesco Euro CLO DAC
4.335% due 07/15/2031 •	EUR	1,000	1,105
4.553% due 10/30/2038 •		4,700	5,232

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		$3,800	3,804

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		105	104

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.209% due 08/25/2036 •		$40	$40

Jubilee CLO DAC
4.335% due 04/15/2031 •	EUR	8,300	9,231

KKR CLO Ltd.
6.513% due 07/15/2030 •		$2,753	2,754
6.743% due 01/15/2031 •		1,553	1,557

LCM LP
6.544% due 07/20/2030 •		774	775

LCM Ltd.
6.382% due 07/20/2030 •		750	751

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		3,646	3,425

Lehman XS Trust
4.552% due 06/25/2036 þ		2,684	2,616
5.289% due 05/25/2036 •		2,131	1,824
7.269% due 12/25/2037 •		8,657	8,253

LoanCore Issuer Ltd.
6.892% due 01/17/2037 •		10,779	10,785

M360 Ltd.
6.534% due 11/22/2038 •		870	845

Madison Park Euro Funding DAC
4.505% due 04/15/2032 •	EUR	11,894	13,220
4.565% due 07/15/2035 •		1,331	1,473

Madison Park Funding Ltd.
6.321% due 10/22/2034 •		$1,900	1,900
6.459% due 10/18/2030 •		2,330	2,333

Man GLG Euro CLO DAC
4.171% due 12/15/2031 •	EUR	6,901	7,682
4.242% due 05/15/2031 •		154	172

Marathon CLO Ltd.
6.501% due 04/15/2032 •		$1,597	1,599

Marble Point CLO Ltd.
6.603% due 10/15/2030 •		1,525	1,526

Merrill Lynch Mortgage Investors Trust
4.346% due 11/25/2037 •		9,191	3,069
5.129% due 09/25/2037 •		69	14
5.209% due 02/25/2037 •		102	30

MF1 LLC
7.115% due 06/19/2037 •		13,386	13,407

MF1 Ltd.
6.209% due 10/16/2036 •		1,815	1,808
6.229% due 07/16/2036 •		1,496	1,489

MidOcean Credit CLO
6.440% due 02/20/2031 •		3,324	3,328

Morgan Stanley ABS Capital, Inc. Trust
5.189% due 10/25/2036 •		1,493	664
5.199% due 10/25/2036 •		111	60
5.309% due 03/25/2037 •		411	177
5.629% due 01/25/2035 •		130	125
5.749% due 01/25/2035 •		181	180
5.884% due 07/25/2034 •		238	249
6.019% due 06/25/2035 •		6,500	5,960

Morgan Stanley Dean Witter Capital, Inc. Trust
6.319% due 02/25/2033 •		203	211

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~		99	49
6.000% due 02/25/2037 ~		77	44

Mountain View CLO Ltd.
6.761% due 04/15/2034 •		3,400	3,406

Neuberger Berman CLO Ltd.
6.555% due 01/28/2030 •		428	429

New Century Home Equity Loan Trust
5.734% due 02/25/2035 •		795	784
6.319% due 03/25/2033 •		375	357

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.404% due 03/25/2036 •		1,017	1,017

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		2,300	2,300

NovaStar Mortgage Funding Trust
5.309% due 11/25/2036 •		1,225	378
5.674% due 01/25/2036 •		205	204
6.049% due 06/25/2035 •		326	326

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OAK Hill European Credit Partners DAC
4.428% due 10/20/2031	EUR	8,678	$9,629

Oaktree CLO Ltd.
6.654% due 04/22/2030 •		$3,354	3,357

Ocean Trails Clo
6.440% due 07/15/2034 •		2,400	2,402

Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		3,998	4,001

Octagon Loan Funding Ltd.
6.543% due 11/18/2031 •		244	244

Option One Mortgage Loan Trust
5.209% due 04/25/2037 •		6,487	3,215

OSD CLO Ltd.
6.417% due 04/17/2031 •		1,445	1,447

OZLM Ltd.
6.527% due 10/17/2029 •		1,976	1,977
6.704% due 07/20/2032 •		4,600	4,605
6.767% due 10/30/2030 •		286	286

Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •	EUR	5,800	6,459
4.735% due 10/15/2031 •		3,780	4,214
4.792% due 08/15/2033 •		4,767	5,324

Palmer Square Loan Funding Ltd.
6.190% due 05/20/2029 •		$34	34
6.344% due 07/20/2029 •		3,612	3,615

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.704% due 09/25/2035 •		1,428	1,392
5.899% due 05/25/2035 •		8,391	7,818
6.019% due 10/25/2034 •		1,763	1,741
6.694% due 02/25/2035 •		1,636	1,492

Rad CLO Ltd.
6.515% due 04/25/2032 •		677	677
6.665% due 07/24/2032 •		2,500	2,502

Regatta Funding Ltd.
6.311% due 01/15/2033 •		600	600

Renaissance Home Equity Loan Trust
6.069% due 09/25/2037 •		30,146	12,736

Residential Asset Securities Corp. Trust
5.449% due 08/25/2036 •		3,591	3,363

Rockford Tower Europe CLO DAC
5.075% due 04/24/2037 •	EUR	1,100	1,227

Romark CLO Ltd.
6.575% due 10/23/2030 •		$3,423	3,428

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		3,100	3,100

Saranac CLO Ltd.
6.333% due 08/13/2031 •		824	825

Saxon Asset Securities Trust
1.794% due 05/25/2035 •		295	281
5.279% due 09/25/2037 •		63	60
5.404% due 09/25/2036 •		864	814
5.689% due 11/25/2037 •		1,915	1,609

Securitized Asset-Backed Receivables LLC Trust
5.289% due 07/25/2036 •		2,959	1,054

Segovia European CLO DAC
4.568% due 07/20/2032 •	EUR	3,864	4,294

SLM Student Loan Trust
6.521% due 07/25/2049		$3,173	3,149

Sound Point CLO Ltd.
6.526% due 07/25/2030 •		1,876	1,877
6.691% due 04/18/2031 •		1,812	1,814
6.754% due 07/20/2032 •		7,200	7,208

Soundview Home Loan Trust
5.149% due 07/25/2037 •		2,538	2,307

St Paul’s CLO DAC
4.488% due 04/22/2035	EUR	3,690	4,086
4.515% due 04/25/2030 •		3,809	4,245

Structured Asset Investment Loan Trust
5.674% due 03/25/2034 •		$121	123
5.689% due 04/25/2033 •		83	85

Structured Asset Securities Corp.
5.674% due 02/25/2035 •		472	478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
5.269% due 04/25/2036 •		$18,973	$16,372
5.539% due 10/25/2036 •		1,206	1,193
6.815% due 04/25/2035 •		24	24

TIAA CLO Ltd.
6.422% due 01/20/2032 •		400	400

Tikehau CLO DAC
4.585% due 10/15/2031 •	EUR	4,852	5,403

Toro European CLO DAC
4.425% due 10/15/2030 •		2,620	2,919

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		$9,136	9,102

Tralee CLO Ltd.
6.866% due 04/25/2034 •		5,100	5,106

Venture CLO Ltd.
6.370% due 09/07/2030 •		3,334	3,337
6.444% due 10/20/2028 •		92	92
6.623% due 07/15/2031 •		1,157	1,158
6.644% due 01/20/2029 •		1,061	1,061

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		2,133	2,135

VMC Finance LLC
7.241% due 02/18/2039 •		336	334

Voya CLO Ltd.
6.482% due 07/20/2032 •		500	500
6.543% due 06/07/2030 •		374	375
6.623% due 04/15/2031 •		1,886	1,888
6.773% due 10/15/2030 •		1,235	1,236

Wellfleet CLO Ltd.
6.714% due 07/20/2032 •		968	969

Wells Fargo Home Equity Asset-Backed Securities Trust
7.369% due 12/25/2034 •		400	399

Wind River CLO Ltd.
6.591% due 07/18/2031 •		765	765
6.643% due 07/15/2031 •		8,995	9,006

Total Asset-Backed Securities (Cost $716,285)			704,605

SOVEREIGN ISSUES 8.1%

Canada Government Bond
4.250% due 12/01/2026 (d)	CAD	38,754	30,386

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	82,226	90,423
0.100% due 07/25/2031 (d)		16,327	17,454
0.100% due 07/25/2038 (d)		118	116

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		20,218	21,513
1.400% due 05/26/2025 (d)		274,031	303,070
1.800% due 05/15/2036 (d)		8,445	9,445

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	9,783,540	70,352
0.100% due 03/10/2029 (d)		13,186,578	95,327

Total Sovereign Issues (Cost $669,954)			638,086

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		6,580,000	6,673

Total Preferred Securities (Cost $6,580)			6,673

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (g) 0.8%
			59,500

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
5.141% due 10/24/2024 - 12/19/2024 (b)(c)(j)(l)	$3,949	$3,929

Total Short-Term Instruments (Cost $63,427)		63,429

Total Investments in Securities (Cost $9,494,089)		8,904,802

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%

PIMCO Short-Term Floating NAV Portfolio III	6,838,211	$66,584

Total Short-Term Instruments (Cost $66,577)		66,584

Total Investments in Affiliates (Cost $66,577)		66,584

MARKET VALUE (000S)
Total Investments 114.5% (Cost $9,560,666)	$8,971,386

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $8,016)	1,688

Other Assets and Liabilities, net (14.5)%	(1,139,815)

Net Assets 100.0%	$7,833,259

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	4.990%	09/26/2024	10/03/2024	$59,500	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	$(59,473)	$59,500	$59,541

Total Repurchase Agreements						$(59,473)	$59,500	$59,541

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.090%	07/25/2024	10/25/2024	JPY (8,807,474)	$(61,290)

Total Reverse Repurchase Agreements					$(61,290)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2054	$300	$(272)	$(270)

U.S. Treasury Obligations (0.8)%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/2025	60,610	(58,652)	(59,473)

Total Short Sales (0.8)%				$(58,924)	$(59,743)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(61,290)	$0	$0	$(61,290)	$62,815	$1,525
BRC	59,541	0	0	0	59,541	(59,473)	68

Master Securities Forward Transaction Agreement
JPS	0	0	0	(59,473)	(59,473)	0	(59,473)

Total Borrowings and Other Financing Transactions	$59,541	$(61,290)	$0	$(59,473)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(61,290)	$0	$0	$(61,290)

Total Borrowings	$0	$(61,290)	$0	$0	$(61,290)

Payable for reverse repurchase agreements					$(61,290)

(h)	Securities with an aggregate market value of $62,815 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(139,095) at a weighted average interest rate of 0.548%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Call - EUREX Euro-Schatz November 2024 Futures	EUR	107.300	10/25/2024	1,988	$	1,988	$(315)	$(288)

Total Written Options							$(315)	$(288)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2026	2,820	$	769,703	$1,447	$236	$0
Australia Government 10-Year Bond December Futures	12/2024	1,362		109,601	(741)	0	(296)
Euro-Bobl December Futures	12/2024	99		13,230	143	24	0
Euro-BTP December Futures	12/2024	731		98,842	2,122	138	0
Euro-Buxl 30-Year Bond December Futures	12/2024	260		39,442	379	318	0
Japan Government 10-Year Bond December Futures	12/2024	14		14,090	25	31	(56)
U.S. Treasury 10-Year Ultra December Futures	12/2024	8,040		951,107	(654)	0	(3,990)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	292		38,863	(10)	0	(228)

					$2,711	$747	$(4,570)

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month EURIBOR September Futures	09/2025	2,820	$	(770,291)	$(2,732)	$0	$(274)
Euro-Bund 10-Year Bond December Futures	12/2024	1,418		(212,964)	(2,753)	0	(679)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	1,774		(250,474)	(1,871)	0	(1,086)
Euro-Schatz December Futures	12/2024	1,947		(232,281)	(1,108)	0	(261)
Gold 100 oz. December Futures	12/2024	69		(18,350)	188	60	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	1,387		(166,236)	(1,232)	77	0
U.S. Treasury 2-Year Note December Futures	12/2024	4,110		(855,875)	(2,321)	1,541	0
U.S. Treasury 5-Year Note December Futures	12/2024	12,761		(1,402,215)	(2,398)	4,420	(2)
U.S. Treasury 10-Year Note December Futures	12/2024	3,318		(379,185)	(494)	1,504	0
U.S. Treasury 30-Year Bond December Futures	12/2024	4,421		(549,033)	3,430	3,040	0

					$(11,291)	$10,642	$(2,302)

Total Futures Contracts					$(8,580)	$11,389	$(6,872)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026		GBP	317,800	$3,842	$(1,284)	$2,558	$0	$(291)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		JPY	1,141,690	(252)	333	81	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028			10,280,000	(119)	131	12	129	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029			2,225,400	(790)	917	127	30	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031			8,842,000	164	537	701	150	0
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025		$	183,300	(722)	(946)	(1,668)	241	0
Receive	1-Day USD-SOFR Compounded-OIS	4.870	Annual	12/22/2025			73,000	(287)	(380)	(667)	96	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026			33,300	(155)	(132)	(287)	46	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026			1,500	(7)	(6)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.760	Annual	01/18/2026			49,370	(230)	(205)	(435)	68	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028			328,400	(4,335)	(10,925)	(15,260)	0	(763)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028			36,820	(464)	(1,171)	(1,635)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034			219,980	(1,462)	(5,800)	(7,262)	0	(657)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053			42,700	2,682	7,646	10,328	146	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053			32,700	2,030	6,159	8,189	111	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054			144,900	2,987	11,563	14,550	542	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			46,700	1,244	(2,772)	(1,528)	187	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		EUR	800,950	7,487	6,448	13,935	4,683	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055			240,838	397	(423)	(26)	0	(2,493)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027			16,500	(81)	(894)	(975)	20	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027			600	(3)	(33)	(36)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027			34,000	(256)	(1,738)	(1,994)	51	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027			35,900	(131)	(1,572)	(1,703)	56	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027			16,100	(60)	(697)	(757)	26	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032			10,500	0	474	474	50	0
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032			112,100	0	5,387	5,387	534	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052			31,090	1,925	13,545	15,470	0	(233)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052			34,090	21	16,902	16,923	0	(256)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052			54,400	3,377	23,586	26,963	0	(411)
Receive	CPTFEMU	3.130	Maturity	05/15/2027			15,900	0	49	49	0	(22)
Pay	CPTFEMU	1.380	Maturity	03/15/2031			77,480	(491)	(14,616)	(15,107)	224	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032			28,960	27	(1,071)	(1,044)	0	(86)
Receive	CPTFEMU	2.049	Maturity	08/15/2034			61,900	(25)	(760)	(785)	0	(115)
Receive	CPTFEMU	2.034	Maturity	09/15/2034			30,600	(81)	(247)	(328)	0	(51)
Pay	CPTFEMU	2.488	Maturity	05/15/2037			50	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052			5,700	4	143	147	16	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052			7,900	(206)	439	233	22	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052			1,150	1	30	31	2	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052			4,430	0	(62)	(62)	5	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052			15,100	0	1,490	1,490	46	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053			10,600	71	1,534	1,605	25	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053			4,840	0	852	852	15	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053			5,400	0	791	791	12	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053			8,300	75	1,309	1,384	19	0
Pay	CPURNSA	1.980	Maturity	09/19/2025	$		28,000	0	(15)	(15)	0	(7)
Pay	CPURNSA	2.033	Maturity	09/23/2025			46,300	0	0	0	0	(12)
Receive	CPURNSA	2.314	Maturity	02/26/2026			67,600	0	7,313	7,313	2	0
Receive	CPURNSA	2.419	Maturity	03/05/2026			79,200	0	8,097	8,097	0	(7)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	CPURNSA	2.768%	Maturity	05/13/2026	$		45,200	$0	$3,610	$3,610	$9	$0
Receive	CPURNSA	2.813	Maturity	05/14/2026			18,800	0	1,455	1,455	4	0
Receive	CPURNSA	2.703	Maturity	05/25/2026			20,410	5	1,669	1,674	5	0
Receive	CPURNSA	2.690	Maturity	06/01/2026			20,400	0	1,673	1,673	5	0
Pay	CPURNSA	2.370	Maturity	06/06/2028			22,300	1,402	(3,458)	(2,056)	0	(20)
Pay	CPURNSA	2.379	Maturity	07/09/2028			14,700	956	(2,282)	(1,326)	0	(15)
Receive	CPURNSA	2.573	Maturity	08/26/2028			9,200	0	601	601	10	0
Receive	CPURNSA	2.645	Maturity	09/10/2028			12,700	0	728	728	15	0
Pay	CPURNSA	2.165	Maturity	04/16/2029			32,400	1,066	(4,947)	(3,881)	0	(43)
Pay	CPURNSA	1.998	Maturity	07/25/2029			9,100	155	(1,367)	(1,212)	0	(13)
Pay	CPURNSA	1.760	Maturity	11/04/2029			78,400	(999)	(11,516)	(12,515)	0	(110)
Pay	CPURNSA	1.883	Maturity	11/20/2029			23,300	14	(3,454)	(3,440)	0	(33)
Receive	CPURNSA	2.311	Maturity	02/24/2031			34,500	30	3,775	3,805	67	0
Receive	ESTRON	3.475	Annual	02/26/2025		EUR	1,509,100	340	540	880	0	(521)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038			200	52	(65)	(13)	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039			4,700	392	(1,327)	(935)	18	0
Pay	UKRPI	3.500	Maturity	08/15/2034		GBP	35,000	198	(98)	100	0	(48)
Pay	UKRPI	3.466	Maturity	09/15/2034			13,800	0	(22)	(22)	0	(25)

Total Swap Agreements								$19,788	$55,441	$75,229	$7,704	$(6,318)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$11.727	$7,704	$19,431	$(288)	$(6,894)	$(6,318)	$(13,500)

(j)

Securities with an aggregate market value of $94,002 and cash of $8,466 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin liability of $(55) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $338 and liability of $(22) for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$11,462	CNH	82,037	$261	$0

BOA	10/2024	KRW	4,060,831		$3,037	0	(45)
	10/2024		$12,602	JPY	1,812,000	30	(25)
	10/2024		1,065	PLN	4,144	11	0
	11/2024		10	NOK	106	0	0

BPS	10/2024	CNH	69,363		$9,688	0	(224)
	10/2024	EUR	12,236		13,518	0	(102)
	10/2024	JPY	9,828,257		68,257	0	(125)
	10/2024	KRW	12,345,628		9,225	0	(144)
	10/2024	PLN	7,908		2,064	9	0
	10/2024		$3,553	CNH	25,352	69	0
	10/2024		4,273	DKK	28,576	0	(6)
	10/2024		3,608	EUR	3,254	15	0
	10/2024		6,401	JPY	911,600	0	(58)
	10/2024		16,332	NZD	26,241	338	0
	11/2024	CNH	140,039		$19,403	0	(651)
	11/2024	DKK	28,526		4,273	6	0
	11/2024	TWD	213,754		6,701	0	(85)
	11/2024		$2,064	PLN	7,913	0	(9)
	12/2024		2,484	MXN	50,066	31	0

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BRC	10/2024	IDR	311,199		$20	$0	$0
	10/2024	ILS	3,117		838	3	(2)
	10/2024	NZD	7,814		4,937	0	(27)
	10/2024		$30	CHF	26	0	0
	10/2024		17,826	GBP	13,512	239	0
	10/2024		200	ILS	751	2	0
	10/2024		3,465	PLN	13,301	0	(11)
	10/2024		982	SEK	9,938	0	(4)
	10/2024		51	ZAR	937	3	0
	11/2024	CHF	25		$30	0	0
	11/2024	NOK	211		20	0	0
	11/2024	SEK	9,922		982	4	0
	11/2024		$4,938	NZD	7,814	28	0
	11/2024		2	PLN	7	0	0

CBK	10/2024	GBP	1,391		$1,847	0	(12)
	10/2024	ILS	2,383		653	14	(1)
	10/2024	KRW	8,845,885		6,611	0	(100)
	10/2024	THB	5,459		164	0	(6)
	10/2024		$4,938	CNH	35,001	64	0
	10/2024		851	DKK	5,682	0	(2)
	10/2024		1,772	EUR	1,590	0	(2)
	10/2024		11,854	IDR	183,569,412	218	0
	10/2024		904	ILS	3,311	0	(16)
	10/2024		33,209	INR	2,793,146	93	0
	10/2024		18,378	ZAR	335,129	994	0
	11/2024	CNH	110,336		$15,361	0	(440)
	11/2024	DKK	5,672		851	2	0
	11/2024	TWD	873,853		27,444	10	(307)
	12/2024	MXN	79,927		4,092	81	0
	01/2025	PEN	12,260		3,253	0	(50)

DUB	10/2024	KRW	8,366,946		6,268	0	(81)
	10/2024	PLN	9,792		2,554	10	0
	10/2024		$6,611	PLN	25,506	26	(13)
	11/2024		2,554		9,800	0	(10)
	02/2025		6,726	MXN	136,087	45	0

FAR	10/2024	JPY	799,026		$5,564	4	0
	10/2024	NZD	18,427		11,583	0	(124)
	10/2024		$16,565	AUD	24,100	96	0
	10/2024		687,492	EUR	614,806	0	(3,122)
	10/2024		105,460	JPY	15,192,528	246	0
	11/2024	AUD	24,100		$16,574	0	(97)
	11/2024	EUR	614,806		688,435	3,123	0
	11/2024	JPY	15,122,503		105,460	0	(246)
	11/2024		$11,584	NZD	18,427	124	0

GLM	10/2024		233	IDR	3,596,171	4	0
	10/2024		497	ILS	1,848	0	(1)
	10/2024		3,068	INR	258,051	8	0
	10/2024		6,855	PLN	27,206	214	0
	10/2024		1,150	SGD	1,495	14	0
	11/2024	MXN	41,800		$2,092	0	(12)
	11/2024	TWD	777		24	0	0
	12/2024	MXN	38,737		2,019	74	0
	02/2025		$3,030	MXN	61,688	41	0

IND	10/2024	KRW	4,170,075		$3,114	0	(50)
	10/2024		$503	IDR	7,766,820	8	0

JPM	10/2024	CNH	119,575		$16,709	0	(377)
	10/2024	DKK	64,568		9,652	10	0
	10/2024	GBP	744		977	0	(17)
	10/2024	ILS	11,374		3,050	14	(16)
	10/2024	KRW	4,684,150		3,504	0	(50)
	10/2024		$3,575	CNH	25,455	63	0
	10/2024		8,946	DKK	59,659	0	(37)
	10/2024		1,104	EUR	992	0	0
	10/2024		79	IDR	1,222,477	1	0
	10/2024		251	NOK	2,661	1	0
	10/2024		7,412	PLN	28,733	53	(3)
	10/2024	ZAR	2,692		$150	0	(5)
	11/2024	CNH	9,528		1,348	0	(17)
	11/2024	DKK	59,556		8,946	37	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	NOK	2,660		$252	$0	$(1)
	11/2024	TWD	111,458		3,430	0	(108)

MBC	10/2024	GBP	11,377		15,217	6	0
	10/2024	JPY	7,492,399		51,979	0	(151)
	10/2024	KRW	15,811,421		11,838	0	(161)
	10/2024	NOK	2,334		222	1	0
	10/2024	PLN	8,829		2,315	22	0
	10/2024	SEK	9,940		970	0	(9)
	10/2024		$64,409	CAD	86,536	0	(423)
	10/2024		1,254	IDR	19,427,926	24	0
	10/2024		9,835	SGD	12,635	0	(4)
	11/2024	CAD	86,467		$64,409	423	0
	11/2024	SGD	12,614		9,835	5	0
	11/2024	TWD	179,232		5,595	0	(95)
	11/2024		$15,216	GBP	11,377	0	(6)
	11/2024		6,157	PLN	23,729	25	(21)
	12/2024	MXN	17,132		$876	16	0

MYI	10/2024	DKK	46,961		6,998	0	(15)
	10/2024	EUR	608,406		678,062	815	0
	10/2024	KRW	6,018,850		4,500	0	(67)
	10/2024	NOK	433		41	0	0
	10/2024	SGD	14,128		10,850	0	(143)
	10/2024		$8,425	DKK	56,368	0	(7)
	10/2024		1,283	IDR	19,883,139	25	0
	11/2024	DKK	56,271		$8,425	7	0
	11/2024	TWD	115,578		3,677	8	0
	12/2024	MXN	12,054		600	0	(5)

NGF	10/2024		$4,102	IDR	63,364,829	64	0

RBC	12/2024	MXN	44,942		$2,262	6	0

SCX	10/2024	DKK	38,964		5,800	0	(19)
	10/2024	JPY	25,481		177	0	0
	10/2024		$250	IDR	3,869,250	4	0
	10/2024		12,428	INR	1,044,513	26	0
	11/2024	CNH	76,502		$10,562	0	(394)
	11/2024	TWD	44,852		1,395	0	(29)

SSB	12/2024	MXN	14,738		769	29	0

TOR	10/2024	AUD	24,100		16,345	0	(317)
	10/2024	CAD	86,475		64,248	307	0
	11/2024	DKK	208		31	0	0

UAG	10/2024	CHF	27,861		33,162	244	0
	10/2024	PLN	42		10	0	0
	10/2024		$32,816	CHF	27,835	72	0
	10/2024		2,867	PLN	11,137	26	0
	10/2024		15,505	ZAR	283,738	896	0
	11/2024	CHF	27,731		$32,816	0	(74)
	11/2024		$164	PLN	627	0	(1)
	11/2024		359	TWD	11,339	1	0

	12/2024		11	MXN	213	0	0

Total Forward Foreign Currency Contracts						$9,793	$(8,782)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(1,287)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	98,700	$(1,193)	$(2,168)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	98,700	(1,193)	(149)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	62,100	(807)	(1,282)

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900%	08/29/2025	62,100	$(807)	$(75)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	65,600	(791)	(881)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	65,600	(792)	(248)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	134,500	(1,695)	(2,528)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	134,500	(1,695)	(199)

JPM	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	68,400	(120)	(24)

MYC	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	136,900	(241)	(49)

							$(9,334)	$(7,603)

Total Written Options							$(11,431)	$(8,890)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$(16)	$0	$(42)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.530	Maturity	10/09/2024	$375,000	$0	$1,805	$1,805	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.050	Maturity	10/22/2024	200,000	0	(206)	0	(206)

GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.200	Maturity	10/01/2024	72,200	0	27	27	0

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.100% (SOFRRATE plus a specified spread)	Maturity	10/04/2024	40,000	0	355	355	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.530% (SOFRRATE plus a specified spread)	Maturity	10/04/2024	100,000	0	517	517	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.315	Maturity	10/10/2024	789,000	0	938	1,207	(269)

SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.465% (FEDL01 plus a specified spread)	Maturity	10/16/2024	100,000	0	1,050	1,050	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.000	Maturity	10/21/2024	375,000	0	(808)	0	(808)

								$0	$3,678	$4,961	$(1,283)

Total Swap Agreements								$(26)	$3,662	$4,961	$(1,325)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$261	$0	$0	$261	$0	$0	$0	$0	$261	$(270)	$(9)
BOA	41	0	0	41	(70)	0	0	(70)	(29)	0	(29)
BPS	468	0	1,805	2,273	(1,404)	0	(206)	(1,610)	663	(1,450)	(787)
BRC	279	0	0	279	(44)	0	0	(44)	235	(270)	(35)
CBK	1,476	0	0	1,476	(936)	(2,317)	0	(3,253)	(1,777)	(850)	(2,627)
DUB	81	0	0	81	(104)	0	0	(104)	(23)	0	(23)
FAR	3,593	0	0	3,593	(3,589)	0	0	(3,589)	4	0	4
GLM	355	0	27	382	(13)	(3,773)	0	(3,786)	(3,404)	879	(2,525)
GST	0	0	0	0	0	(2,727)	0	(2,727)	(2,727)	2,816	89
IND	8	0	0	8	(50)	0	0	(50)	(42)	0	(42)
JPM	179	0	0	179	(631)	(24)	0	(655)	(476)	621	145
MBC	522	0	0	522	(870)	0	0	(870)	(348)	841	493
MYC	0	0	2,079	2,079	0	(49)	(269)	(318)	1,761	(3,020)	(1,259)
MYI	855	0	0	855	(237)	0	0	(237)	618	1,990	2,608
NGF	64	0	0	64	0	0	0	0	64	0	64
RBC	6	0	0	6	0	0	0	0	6	0	6

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
SAL	$0	$0	$0	$0	$0	$0	$(42)	$(42)	$(42)	$77	$35
SCX	30	0	0	30	(442)	0	0	(442)	(412)	493	81
SOG	0	0	1,050	1,050	0	0	(808)	(808)	242	(980)	(738)
SSB	29	0	0	29	0	0	0	0	29	0	29
TOR	307	0	0	307	(317)	0	0	(317)	(10)	310	300
UAG	1,239	0	0	1,239	(75)	0	0	(75)	1,164	(1,320)	(156)

Total Over the Counter	$9,793	$0	$4,961	$14,754	$(8,782)	$(8,890)	$(1,325)	$(18,997)

(l)

Securities with an aggregate market value of $8,027 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$398	$0	$0	$0	$11,329	$11,727
Swap Agreements	0	0	0	0	7,704	7,704

	$398	$0	$0	$0	$19,033	$19,431

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,793	$0	$9,793
Swap Agreements	0	0	0	0	4,961	4,961

	$0	$0	$0	$9,793	$4,961	$14,754

	$398	$0	$0	$9,793	$23,994	$34,185

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$288	$288
Futures	22	0	0	0	6,872	6,894
Swap Agreements	0	0	0	0	6,318	6,318

	$22	$0	$0	$0	$13,478	$13,500

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,782	$0	$8,782
Written Options	0	0	0	0	8,890	8,890
Swap Agreements	0	42	0	0	1,283	1,325

	$0	$42	$0	$8,782	$10,173	$18,997

	$22	$42	$0	$8,782	$23,651	$32,497

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,659	$2,659
Futures	(1,508)	0	0	0	(39,994)	(41,502)
Swap Agreements	0	0	0	0	(6,681)	(6,681)

	$(1,508)	$0	$0	$0	$(44,016)	$(45,524)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,638)	$0	$(19,638)
Written Options	0	0	0	0	5,163	5,163
Swap Agreements	0	31	0	0	33,317	33,348

	$0	$31	$0	$(19,638)	$38,480	$18,873

	$(1,508)	$31	$0	$(19,638)	$(5,536)	$(26,651)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1,947)	$(1,947)
Futures	807	0	0	0	(1,045)	(238)
Swap Agreements	0	0	0	0	28,362	28,362

	$807	$0	$0	$0	$25,370	$26,177

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,712)	$0	$(9,712)
Written Options	0	0	0	0	(3,685)	(3,685)
Swap Agreements	0	(2)	0	0	2,763	2,761

	$0	$(2)	$0	$(9,712)	$(922)	$(10,636)

	$807	$(2)	$0	$(9,712)	$24,448	$15,541

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,995	$0	$30,995
Industrials	0	1,880	0	1,880
Utilities	0	300	0	300
U.S. Government Agencies	0	1,119,416	0	1,119,416
U.S. Treasury Obligations	0	6,227,743	0	6,227,743
Non-Agency Mortgage-Backed Securities	0	111,675	0	111,675
Asset-Backed Securities	0	704,605	0	704,605
Sovereign Issues	0	638,086	0	638,086
Preferred Securities
Banking & Finance	0	6,673	0	6,673
Short-Term Instruments
Repurchase Agreements	0	59,500	0	59,500
U.S. Treasury Bills	0	3,929	0	3,929

	$0	$8,904,802	$0	$8,904,802

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$66,584	$0	$0	$66,584

Total Investments	$66,584	$8,904,802	$0	$8,971,386

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(270)	$0	$(270)
U.S. Treasury Obligations	0	(59,473)	0	(59,473)

	$0	$(59,743)	$0	$(59,743)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	884	18,209	0	19,093
Over the counter	0	14,754	0	14,754

	$884	$32,963	$0	$33,847

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,940)	(10,538)	0	(13,478)
Over the counter	0	(18,997)	0	(18,997)

	$(2,940)	$(29,535)	$0	$(32,475)

Total Financial Derivative Instruments	$(2,056)	$3,428	$0	$1,372

Totals	$64,528	$8,848,487	$0	$8,913,015

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 193.7%

CORPORATE BONDS & NOTES 1.5%

BANKING & FINANCE 1.5%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$68	$64

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,126	1,499

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	44	6
1.000% due 10/01/2053		389	44
1.500% due 10/01/2053		12,672	1,567
2.000% due 10/01/2053		5,038	644
2.500% due 10/01/2047		2	0

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		2,051	258
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		1,352	149

Nykredit Realkredit AS
1.000% due 10/01/2050		1	0
1.000% due 10/01/2053		75	9
1.500% due 10/01/2052		14,211	1,774
2.500% due 10/01/2047		2	0

Realkredit Danmark AS
1.000% due 10/01/2050		3,451	415
1.000% due 10/01/2053		3,482	415
1.500% due 10/01/2053		9,684	1,195
2.500% due 04/01/2047		7	1

UBS Group AG
0.650% due 09/10/2029	EUR	200	198
7.750% due 03/01/2029 •		100	128

			8,366

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$161	159

Total Corporate Bonds & Notes (Cost $10,251)			8,525

U.S. GOVERNMENT AGENCIES 12.6%

Fannie Mae
6.363% due 09/01/2044 - 10/01/2044 •		6	6

Freddie Mac
6.057% due 12/15/2037 •		30	30
6.482% due 10/01/2036 •		6	6
7.252% due 09/01/2036 •		7	7
7.542% due 07/01/2036 •		22	22

Ginnie Mae
5.461% due 08/20/2068 •		1,100	1,097

Ginnie Mae, TBA
3.500% due 10/01/2054		15,400	14,470

Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 03/01/2049		65	63

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054		9,000	8,651
4.500% due 11/01/2054		27,300	26,852
5.500% due 11/01/2054		2,400	2,428
6.000% due 11/01/2054		12,100	12,367
6.500% due 11/01/2054		4,300	4,431

Total U.S. Government Agencies (Cost $70,433)			70,430

U.S. TREASURY OBLIGATIONS 110.1%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025 (e)		28,971	28,411
0.125% due 04/15/2026 (e)		36,400	35,393
0.125% due 07/15/2026 (e)(g)		25,695	25,051
0.125% due 10/15/2026 (e)		39,595	38,509
0.125% due 04/15/2027 (e)		27,627	26,601
0.125% due 01/15/2030 (i)		3,729	3,480

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 07/15/2030	$1,554	$1,446
0.125% due 07/15/2031	7,158	6,551
0.125% due 01/15/2032	1,815	1,641
0.250% due 07/15/2029	4,673	4,435
0.250% due 02/15/2050	734	488
0.375% due 07/15/2025	16,844	16,604
0.375% due 01/15/2027 (e)	64,778	62,947
0.375% due 07/15/2027 (e)	25,077	24,390
0.500% due 01/15/2028 (e)	69,239	67,055
0.625% due 01/15/2026 (e)	27,031	26,516
0.625% due 07/15/2032	2,598	2,434
0.625% due 02/15/2043 (i)	471	378
0.750% due 07/15/2028 (e)	25,436	24,878
0.750% due 02/15/2045 (i)	401	321
0.875% due 01/15/2029	21,176	20,679
1.000% due 02/15/2046	1,726	1,440
1.125% due 01/15/2033 (i)	2,429	2,344
1.250% due 04/15/2028 (e)	44,146	43,740
1.375% due 07/15/2033	3,418	3,371
1.375% due 02/15/2044	100	91
1.625% due 10/15/2027 (e)	58,981	59,381
1.750% due 01/15/2028 (g)	773	780
1.750% due 01/15/2034	3,070	3,105
1.875% due 07/15/2034 (e)	5,112	5,239
2.125% due 04/15/2029 (e)	39,455	40,562
2.125% due 02/15/2054	1,332	1,387
2.375% due 10/15/2028 (e)	37,378	38,830

Total U.S. Treasury Obligations (Cost $617,806)		618,478

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

Alliance Bancorp Trust
5.449% due 07/25/2037 •	1,309	1,127

BCAP LLC Trust
4.603% due 04/26/2036 ~	192	169

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	90	82
4.900% due 07/25/2036 ~	45	39
5.432% due 01/25/2035 ~	21	20

Bear Stearns ALT-A Trust
5.454% due 05/25/2035 ~	283	268

Chase Mortgage Finance Trust
4.578% due 12/25/2035 ~	2	2

Citigroup Mortgage Loan Trust
6.235% due 03/25/2034 ~	18	16
7.410% due 05/25/2035 •	1	1

Countrywide Alternative Loan Trust
5.500% due 11/25/2035	33	27

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	66	66
6.000% due 04/25/2036	159	79

Countrywide Home Loan Reperforming REMIC Trust
5.309% due 06/25/2035 •	15	15

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.669% due 10/25/2035 •	152	68

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.401% due 10/26/2036 ~	8	7

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	240	96

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •	3,500	3,510

GSR Mortgage Loan Trust
4.609% due 01/25/2036 ~	24	22
6.609% due 09/25/2035 ~	1	1

HarborView Mortgage Loan Trust
5.519% due 05/19/2035 •	165	158

IndyMac INDX Mortgage Loan Trust
5.529% due 07/25/2035 •	1,336	963

Residential Asset Securitization Trust
5.369% due 05/25/2035 •	568	352
5.750% due 03/25/2037	207	63

Structured Adjustable Rate Mortgage Loan Trust
5.207% due 03/25/2036 ~	77	61

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Mortgage Investments Trust
5.389% due 04/25/2036 •		$3	$3

WaMu Mortgage Pass-Through Certificates Trust
4.588% due 08/25/2036 ~		4	3

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		38	32

Wells Fargo Mortgage-Backed Securities Trust
7.578% due 10/25/2036 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $8,039)			7,252

ASSET-BACKED SECURITIES 14.2%

ACE Securities Corp. Home Equity Loan Trust
6.094% due 04/25/2035 •		1,144	1,014

Adagio CLO DAC
4.405% due 10/15/2031 •	EUR	287	319

AIMCO CLO
6.408% due 10/17/2034 •		$300	300

Apidos CLO
6.494% due 10/20/2030 •		1,056	1,057

Ares European CLO DAC
4.295% due 04/15/2030 •	EUR	310	345
4.345% due 10/15/2030 •		173	192

Argent Mortgage Loan Trust
5.449% due 05/25/2035 •		$273	245

Armada Euro CLO DAC
4.405% due 07/15/2031 •	EUR	326	363

Bain Capital Euro CLO DAC
4.428% due 01/20/2032 •		1,028	1,145

BDS Ltd.
6.765% due 03/19/2039 •		$662	664

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •		958	959

BlueMountain Fuji EUR CLO DAC
4.595% due 01/15/2033 •	EUR	3,200	3,566

Carlyle Euro CLO DAC
4.172% due 08/15/2030 •		375	418

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031		426	474

CIFC European Funding CLO DAC
4.735% due 01/15/2034 •		4,300	4,793

CIFC Funding Ltd.
6.541% due 04/18/2031 •		$817	818

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		337	343

Citigroup Mortgage Loan Trust
5.239% due 05/25/2037 •		3,400	3,208
5.429% due 12/25/2036 •		34	23
5.464% due 10/25/2036 •		1,046	1,026

Countrywide Asset-Backed Certificates Trust
5.109% due 07/25/2037 •		270	252
5.159% due 11/25/2037 •		3,545	3,344
5.169% due 09/25/2037 •		73	67
5.249% due 05/25/2035 •		44	43
5.449% due 05/25/2036 •		2,958	2,516
5.469% due 03/25/2037 •		759	738
5.805% due 04/25/2036 ~		283	260

Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •		243	243

CVC Cordatus Loan Fund DAC
4.415% due 09/22/2034 •	EUR	1,100	1,223

Dryden Euro CLO DAC
4.642% due 01/17/2033 •		1,700	1,890

Elevation CLO Ltd.
6.496% due 10/25/2030 •		$926	927

First Franklin Mortgage Loan Trust
5.189% due 12/25/2037 •		1,179	1,133
5.674% due 11/25/2036 •		1,706	1,663
5.839% due 09/25/2035 •		1,050	1,042

Fremont Home Loan Trust
5.239% due 10/25/2036 •		396	356

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
5.704% due 09/25/2035 •		$20	$20
5.944% due 03/25/2035 •		390	373

Harvest CLO DAC
4.445% due 07/15/2031 •	EUR	770	858

Home Equity Asset Trust
4.307% due 10/25/2035 •		$1,368	1,349

Home Equity Mortgage Loan Asset-Backed Trust
5.189% due 04/25/2037 •		348	268

HSI Asset Securitization Corp. Trust
5.509% due 02/25/2036 •		145	144

IndyMac INDB Mortgage Loan Trust
5.109% due 07/25/2036 •		3,468	1,133

KKR CLO Ltd.
6.513% due 07/15/2030 •		315	315
6.743% due 01/15/2031 •		299	299

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		3,153	2,962

Lehman XS Trust
4.552% due 06/25/2036 þ		617	601

Long Beach Mortgage Loan Trust
5.209% due 08/25/2036 •		289	116

Madison Park Funding Ltd.
6.321% due 10/22/2034 •		400	400

MASTR Asset-Backed Securities Trust
5.309% due 06/25/2036 •		786	722

Merrill Lynch Mortgage Investors Trust
5.389% due 02/25/2037 •		5,378	1,583
5.689% due 05/25/2036 •		14	14

MF1 LLC
7.115% due 06/19/2037 •		793	794

MidOcean Credit CLO
6.440% due 02/20/2031 •		381	382

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		400	400

NovaStar Mortgage Funding Trust
5.674% due 01/25/2036 •		150	149

Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		1,000	1,000

OZLM Ltd.
6.767% due 10/30/2030 •		52	52

Palmer Square Loan Funding Ltd.
6.363% due 10/15/2029 •		220	220

Rad CLO Ltd.
6.665% due 07/24/2032 •		4,300	4,304

Renaissance Home Equity Loan Trust
6.069% due 09/25/2037 •		3,057	1,292

Residential Asset Securities Corp. Trust
5.249% due 09/25/2036 •		2,075	2,046
5.449% due 08/25/2036 •		1,167	1,093

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		600	600

Securitized Asset-Backed Receivables LLC Trust
5.469% due 05/25/2036 •		3,451	1,814
5.644% due 10/25/2035 •		3,184	3,061

Soundview Home Loan Trust
5.169% due 06/25/2037 •		2,793	1,948

Specialty Underwriting & Residential Finance Trust
5.289% due 09/25/2037 •		6,367	3,267

Structured Asset Securities Corp.
5.629% due 02/25/2035 •		1	1

Structured Asset Securities Corp. Mortgage Loan Trust
5.539% due 10/25/2036 •		601	595

Symphony CLO Ltd.
6.031% due 04/18/2033 •		1,800	1,800

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		3,185	3,188

TCW CLO Ltd.
6.516% due 04/25/2031 •		1,657	1,658

Toro European CLO DAC
4.425% due 10/15/2030 •	EUR	313	348

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		$173	$174

Voya CLO Ltd.
6.773% due 10/15/2030 •		270	270

Voya Euro CLO DAC
4.645% due 07/15/2035 •	EUR	700	779

Wells Fargo Home Equity Asset-Backed Securities Trust
7.369% due 12/25/2034 •		$563	562

Total Asset-Backed Securities (Cost $82,577)			79,923

SOVEREIGN ISSUES 9.8%

Canada Government Bond
4.250% due 12/01/2026 (c)	CAD	5,045	3,956

France Government International Bond
0.100% due 07/25/2038 (c)	EUR	118	116

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		1,217	1,295
1.400% due 05/26/2025 (c)		30,398	33,619
1.800% due 05/15/2036 (c)		407	455

Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	703,865	5,061
0.100% due 03/10/2029 (c)		1,479,103	10,693

Total Sovereign Issues (Cost $57,857)			55,195

		SHARES
COMMON STOCKS 0.7%

CONSUMER DISCRETIONARY 0.7%

Hilton Worldwide Holdings, Inc.		8,305	1,914

Marriott International, Inc. ‘A’		7,774	1,933

Total Common Stocks (Cost $1,932)			3,847

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Bank of America Corp.
5.875% due 03/15/2028 •(d)		917,000	930

Total Preferred Securities (Cost $917)			930

REAL ESTATE INVESTMENT TRUSTS 43.3%

REAL ESTATE 43.3%

Alexandria Real Estate Equities, Inc.		5,264	625

American Homes 4 Rent ‘A’		162,581	6,242

American Tower Corp.		4,935	1,148

Americold Realty Trust, Inc.		202,659	5,729

AvalonBay Communities, Inc.		76,388	17,206

Brixmor Property Group, Inc.		44,142	1,230

BXP, Inc.		25,411	2,045

Camden Property Trust		52,051	6,430

COPT Defense Properties		76,497	2,320

Crown Castle, Inc.		27,311	3,240

CubeSmart		25,300	1,362

DiamondRock Hospitality Co.		488,916	4,268

Digital Realty Trust, Inc.		55,963	9,057

Equinix, Inc.		3,967	3,521

Equity LifeStyle Properties, Inc.		13,724	979

Equity Residential		13,983	1,041

Essential Properties Realty Trust, Inc.		140,819	4,809

Essex Property Trust, Inc.		19,829	5,858

Extra Space Storage, Inc.		15,971	2,878

Federal Realty Investment Trust		40,700	4,679

First Industrial Realty Trust, Inc.		133,421	7,469

Gaming & Leisure Properties, Inc.		119,890	6,168

Healthcare Realty Trust, Inc.		186,624	3,387

	SHARES	MARKET VALUE (000S)

Healthpeak Properties, Inc.	388,105	$8,876

Highwoods Properties, Inc.	76,436	2,561

Host Hotels & Resorts, Inc.	209,258	3,683

InvenTrust Properties Corp.	68,392	1,940

Invitation Homes, Inc.	113,640	4,007

Kilroy Realty Corp.	61,199	2,368

Kimco Realty Corp.	222,330	5,163

Lineage, Inc.	41,096	3,221

Mid-America Apartment Communities, Inc.	20,483	3,255

Omega Healthcare Investors, Inc.	128,218	5,218

Park Hotels & Resorts, Inc.	16,542	233

Prologis, Inc.	24,940	3,149

Public Storage	822	299

Realty Income Corp.	97,063	6,156

Regency Centers Corp.	98,286	7,099

Rexford Industrial Realty, Inc.	68,788	3,461

RLJ Lodging Trust	565,157	5,188

Ryman Hospitality Properties, Inc.	58,262	6,248

SBA Communications Corp.	1,441	347

Simon Property Group, Inc.	52,982	8,955

SL Green Realty Corp.	26,529	1,847

Sun Communities, Inc.	36,836	4,978

Sunstone Hotel Investors, Inc.	396,211	4,089

UDR, Inc.	172,646	7,828

Ventas, Inc.	95,093	6,098

VICI Properties, Inc.	136,524	4,548

Welltower, Inc.	231,811	29,679

WP Carey, Inc.	17,459	1,088

Total Real Estate Investment Trusts (Cost $190,383)		243,273

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
5.278% due 10/24/2024 (a)(b)(i)	$5	5

Total Short-Term Instruments (Cost $5)		5

Total Investments in Securities (Cost $1,040,200)		1,087,858

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	6,383	62

Total Short-Term Instruments (Cost $62)		62

Total Investments in Affiliates (Cost $62)		62

Total Investments 193.7% (Cost $1,040,262)		$1,087,920

Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $553)		(841)

Other Assets and Liabilities, net (93.6)%		(525,353)

Net Assets 100.0%		$561,726

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	5.030%	09/19/2024	10/10/2024	$(258,576)	$(259,010)
CIB	5.300	09/10/2024	10/08/2024	(84,810)	(85,073)
DEU	4.900	09/26/2024	10/03/2024	(2,987)	(2,989)
	4.990	09/24/2024	10/01/2024	(4,910)	(4,915)
	5.050	09/27/2024	10/03/2024	(1,251)	(1,252)
	5.080	09/26/2024	10/03/2024	(1,253)	(1,253)
	5.200	09/30/2024	10/03/2024	(2,878)	(2,878)
JPS	4.880	09/26/2024	10/03/2024	(2,269)	(2,270)
STR	4.990	09/30/2024	10/01/2024	(113,435)	(113,451)
	5.020	10/01/2024	10/02/2024	(143,018)	(143,018)

Total Reverse Repurchase Agreements					$(616,109)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(259,010)	$0	$(259,010)	$258,057	$(953)
CIB	0	(85,073)	0	(85,073)	84,601	(472)
DEU	0	(13,287)	0	(13,287)	13,259	(28)
JPS	0	(2,270)	0	(2,270)	2,260	(10)
STR	0	(256,469)	0	(256,469)	115,194	(141,275)

Total Borrowings and Other Financing Transactions	$0	$(616,109)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(118,366)	$(354,725)	$0	$0	$(473,091)

Total Borrowings	$(118,366)	$(354,725)	$0	$0	$(473,091)

Payable for reverse repurchase agreements(3)					$(473,091)

(e)	Securities with an aggregate market value of $473,740 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(465,320) at a weighted average interest rate of 5.407%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(143,018) is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRAADED FUTURES CONTRACTS(1)

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Euro-Schatz November 2024 Futures	EUR	107.300	10/25/2024	141	$141	$(22)	$(21)

Total Written Options						$(22)	$(21)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	189	$51,586	$97	$16	$0
Australia Government 10-Year Bond December Futures	12/2024	87	7,001	(48)	0	(19)
Euro-Bobl December Futures	12/2024	78	10,423	29	19	0
Euro-BTP December Futures	12/2024	36	4,868	108	7	0
Euro-Buxl 30-Year Bond December Futures	12/2024	23	3,489	33	28	0
Japan Government 10-Year Bond December Futures	12/2024	1	1,006	2	2	(4)
U.S. Treasury 10-Year Ultra December Futures	12/2024	296	35,016	(24)	0	(152)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	170	22,626	(100)	0	(133)

				$97	$72	$(308)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	189	$(51,626)	$(183)	$0	$(19)
Euro-Bund 10-Year Bond December Futures	12/2024	155	(23,279)	(320)	0	(74)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	95	(13,413)	(71)	0	(58)
Euro-Schatz December Futures	12/2024	154	(18,372)	(83)	0	(19)
Gold 100 oz. December Futures	12/2024	5	(1,330)	14	4	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	101	(12,105)	(92)	6	0
U.S. Treasury 2-Year Note December Futures	12/2024	600	(124,945)	(329)	225	0
U.S. Treasury 5-Year Note December Futures	12/2024	430	(47,250)	0	158	0
U.S. Treasury 10-Year Note December Futures	12/2024	43	(4,914)	11	20	0
U.S. Treasury 30-Year Bond December Futures	12/2024	594	(73,767)	360	408	0

				$(693)	$821	$(170)

Total Futures Contracts				$(596)	$893	$(478)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	22,500	$271	$(90)	$181	$0	$(21)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	17	13	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,250,000	(14)	15	1	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	(33)	68	35	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		319,000	6	19	25	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$	29,300	(157)	173	16	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025		4,800	(26)	29	3	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		57,600	101	83	184	77	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		10,600	(2)	699	697	24	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		42,500	(561)	(1,414)	(1,975)	0	(99)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		5,700	(1)	373	372	13	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	2.340%	Semi-Annual	11/21/2028	$	20,800	$(262)	$(661)	$(923)	$0	$(48)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		16,800	(145)	(410)	(555)	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(661)	(660)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		8,700	546	1,558	2,104	30	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(379)	(379)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		4,200	261	791	1,052	14	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		10,500	201	853	1,054	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,100	83	(184)	(101)	13	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	62,475	424	663	1,087	365	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		13,424	64	(66)	(2)	0	(139)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,700	(8)	(92)	(100)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(226)	(248)	5	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(97)	(111)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(166)	(180)	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(74)	(80)	3	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	1,612	1,841	0	(28)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	1,934	1,936	0	(29)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	3,770	4,312	0	(66)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	3	3	0	(1)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	(72)	(57)	0	(6)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,600	20	(2)	18	0	(8)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(1,543)	(1,599)	24	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	(76)	(22)	0	(15)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	(67)	(90)	0	(7)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,900	0	(13)	(13)	0	(5)
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,800	(3)	91	88	4	0
Pay	CPTFEMU	2.363	Maturity	11/15/2033		1,100	0	54	54	2	0
Pay	CPTFEMU	2.390	Maturity	11/15/2033		1,000	1	52	53	2	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		4,600	(2)	(56)	(58)	0	(9)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,400	(1)	(14)	(15)	0	(2)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		540	14	(17)	(3)	0	(1)
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(251)	(251)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	3	3	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	28	15	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	18	19	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(5)	(5)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	99	99	3	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	128	129	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	87	91	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	173	176	3	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	44	44	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	63	67	1	0
Receive	CPTFEMU	2.548	Maturity	11/15/2053		400	(1)	(39)	(40)	0	(1)
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(38)	(38)	0	(1)
Receive	CPURNSA	2.768	Maturity	05/13/2026	$	3,000	0	240	240	1	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	162	162	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	353	354	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	8	8	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,387	1,387	4	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	656	656	2	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(924)	(904)	0	(5)
Pay	CPURNSA	2.353	Maturity	05/09/2028		3,130	0	(289)	(289)	0	(3)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(431)	(431)	0	(4)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(443)	(443)	0	(4)
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(1,733)	(1,733)	0	(17)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(306)	(307)	0	(4)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(936)	(936)	0	(9)
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(924)	(919)	0	(10)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,098)	(1,098)	0	(7)
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	2,803	2,824	50	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	99,000	20	39	59	0	(33)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	(89)	(84)	8	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	2,300	13	(6)	7	0	(3)
Pay	UKRPI	3.466	Maturity	09/15/2034		1,000	0	(2)	(2)	0	(2)

Total Swap Agreements							$1,564	$5,254	$6,818	$737	$(688)

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(3)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$893	$737	$1,630	$(21)	$(484)	$(688)	$(1,193)

(g)

Securities with an aggregate market value of $1,339 and cash of $6,326 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin liability of $(4) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin liability of $(6) for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$720	CNH	5,152	$16	$0

BOA	10/2024	EUR	711		$792	1	0
	10/2024	KRW	454,946		340	0	(5)
	10/2024		$2,489	JPY	356,400	0	(9)
	10/2024		68	PLN	266	1	0

BPS	10/2024	CNH	4,316		$603	0	(14)
	10/2024	EUR	820		915	3	0
	10/2024	JPY	1,448,207		10,058	0	(18)
	10/2024	KRW	772,034		577	0	(9)
	10/2024	PLN	508		133	1	0
	10/2024		$230	CNH	1,642	5	0
	10/2024		1,206	DKK	8,065	0	(2)
	10/2024		614	NZD	986	13	0
	11/2024	CNH	8,668		$1,201	0	(40)
	11/2024	DKK	8,051		1,206	2	0
	11/2024	TWD	18,092		567	0	(7)
	11/2024		$133	PLN	509	0	(1)
	12/2024		129	MXN	2,595	2	0

BRC	10/2024	GBP	269		$355	0	(5)
	10/2024	ILS	164		44	0	0
	10/2024	NZD	294		186	0	(1)
	10/2024		$212	PLN	813	0	(1)
	11/2024		186	NZD	294	1	0
	11/2024		0	PLN	0	0	0

CBK	10/2024	GBP	113		$150	0	(1)
	10/2024	ILS	180		50	2	0
	10/2024	KRW	553,177		413	0	(6)
	10/2024		$291	CNH	2,065	4	0
	10/2024		240	DKK	1,604	0	(1)
	10/2024		779	IDR	12,070,284	14	0
	10/2024		50	ILS	184	0	(1)
	10/2024		2,111	INR	177,541	6	0
	10/2024		1,119	ZAR	20,403	60	0
	11/2024	CNH	6,797		$946	0	(27)
	11/2024	DKK	1,601		240	1	0
	11/2024	TWD	54,521		1,712	1	(19)
	12/2024	MXN	5,135		263	5	0

CIB	10/2024		$155	INR	13,035	0	0

DUB	10/2024	KRW	523,227		$392	0	(5)
	10/2024	PLN	629		164	1	0
	10/2024		$424	PLN	1,637	2	(1)
	11/2024		164		630	0	(1)
	02/2025		349	MXN	7,055	2	0

FAR	10/2024	JPY	115,867		$807	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	NZD	693		$435	$0	$(5)
	10/2024		$1,437	AUD	2,090	8	0
	10/2024		53,251	EUR	47,621	0	(242)
	10/2024		15,714	JPY	2,263,774	37	0
	11/2024	AUD	2,090		$1,437	0	(8)
	11/2024	EUR	47,621		53,324	242	0
	11/2024	JPY	2,253,340		15,714	0	(37)
	11/2024		$435	NZD	692	5	0

GLM	10/2024		11	IDR	168,041	0	0
	10/2024		195	INR	16,402	1	0
	10/2024		440	PLN	1,746	14	0
	11/2024	MXN	2,986		$149	0	(1)
	12/2024		2,460		128	5	0
	02/2025		$157	MXN	3,198	2	0

IND	10/2024	KRW	260,775		$195	0	(3)
	10/2024		$46	IDR	706,256	1	0

JPM	10/2024	CNH	7,436		$1,039	0	(23)
	10/2024	DKK	18,223		2,724	3	0
	10/2024	ILS	1,115		302	4	(1)
	10/2024	KRW	292,923		219	0	(3)
	10/2024		$231	CNH	1,648	4	0
	10/2024		2,525	DKK	16,837	0	(11)
	10/2024		1,145	EUR	1,029	0	0
	10/2024		50	ILS	185	0	0
	10/2024		189	NOK	2,001	0	0
	10/2024		554	PLN	2,147	4	0
	10/2024		172	ZAR	3,087	6	0
	11/2024	CNH	562		$79	0	(1)
	11/2024	DKK	16,808		2,525	10	0
	11/2024	NOK	2,000		189	0	(1)
	11/2024	TWD	6,954		214	0	(7)

MBC	10/2024	CHF	89		105	0	0
	10/2024	JPY	1,086,473		7,538	0	(22)
	10/2024	KRW	988,766		740	0	(10)
	10/2024	NOK	1,755		167	0	0
	10/2024	PLN	567		149	1	0
	10/2024		$6,075	CAD	8,162	0	(40)
	10/2024		511	GBP	382	0	0
	10/2024		80	IDR	1,243,391	1	0
	10/2024		1,016	SGD	1,306	0	0
	11/2024	CAD	8,156		$6,075	40	0
	11/2024	GBP	382		511	0	0
	11/2024	SGD	1,303		1,016	0	0
	11/2024	TWD	11,183		349	0	(6)
	11/2024		$436	PLN	1,680	2	(1)
	12/2024	MXN	1,087		$56	1	0

MYI	10/2024	DKK	13,254		1,975	0	(4)
	10/2024	EUR	47,119		52,514	63	0
	10/2024	KRW	376,388		281	0	(4)
	10/2024	NOK	325		31	0	0
	10/2024	SGD	1,305		1,003	0	(13)
	10/2024		$2,378	DKK	15,908	0	(2)
	10/2024		82	IDR	1,272,518	2	0
	11/2024	DKK	15,881		$2,378	2	0
	11/2024	TWD	7,211		229	0	0

NGF	10/2024		$247	IDR	3,817,158	4	0

RBC	12/2024	MXN	2,853		$144	0	0

SCX	10/2024	DKK	10,997		1,637	0	(5)
	10/2024	JPY	3,755		26	0	0
	10/2024		$790	INR	66,393	2	0
	11/2024	CNH	5,838		$810	0	(26)
	11/2024	TWD	2,091		65	0	(2)

SSB	12/2024	MXN	1,282		67	2	0

TOR	10/2024	AUD	2,090		1,418	0	(28)
	10/2024	CAD	8,157		6,060	29	0

UAG	10/2024	CHF	1,767		2,103	15	0
	10/2024		$2,186	CHF	1,854	5	0

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$184	PLN	715	$2	$0
	10/2024		944	ZAR	17,274	54	0
	11/2024	CHF	1,847		$2,186	0	(5)
	11/2024		$11	PLN	40	0	0
	12/2024		1	MXN	11	0	0

Total Forward Foreign Currency Contracts						$715	$(685)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(176)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	4,000	$(52)	$(82)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(5)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,800	(287)	(428)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,800	(287)	(34)

MYC	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	13,600	(24)	(5)

							$(702)	$(554)

Total Written Options							$(989)	$(730)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYI	Receive	DWRTFT Index	5,203	5.210% (FEDL01 plus a specified spread)	Monthly	03/05/2025	$75,104	$0	$(303)	$0	$(303)
	Receive	DWRTFT Index	1,823	5.270% (FEDL01 plus a specified spread)	Monthly	05/07/2025	26,314	0	(76)	0	(76)
	Receive	DWRTFT Index	399	5.320% (FEDL01 plus a specified spread)	Monthly	05/07/2025	5,759	0	(9)	0	(9)
	Receive	DWRTFT Index	326	5.400% (FEDL01 plus a specified spread)	Monthly	05/07/2025	4,706	0	0	0	0

								$0	$(388)	$0	$(388)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	Host Hotels & Resorts, Inc.	105,009	5.230% (FEDL01 plus a specified spread)	Monthly	10/09/2024	$	1,848	$0	$13	$13	$0
	Receive	Equity Residential	152,544	5.430% (FEDL01 plus a specified spread)	Monthly	08/06/2025		11,358	0	54	54	0

JPM	Receive	Prologis, Inc.	195,037	5.080% (FEDL01 plus a specified spread)	Monthly	10/09/2024		24,629	0	87	87	0
	Receive	Equinix, Inc.	33,264	5.430% (FEDL01 plus a specified spread)	Monthly	07/09/2025		29,526	0	(119)	0	(119)
	Receive	Park Hotels and Resorts, Inc.	117,517	5.430% (FEDL01 plus a specified spread)	Monthly	07/09/2025		1,657	0	22	22	0
	Receive	Realty Income Corp.	145,627	5.430% (FEDL01 plus a specified spread)	Monthly	07/09/2025		9,236	0	(39)	0	(39)

MYI	Receive	Alexandria Real Estate Equities, Inc.	23,342	5.080% (FEDL01 plus a specified spread)	Monthly	10/16/2024		2,772	0	19	19	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	Crown Castle, Inc.	10,000	5.230% (FEDL01 plus a specified spread)	Monthly	03/12/2025	$	1,186	$0	$(5)	$0	$(5)
	Receive	Digital Realty Trust, Inc.	77,376	5.030% (FEDL01 plus a specified spread)	Monthly	03/12/2025		12,522	0	(47)	0	(47)
	Receive	Extra Space Storage, Inc.	30,638	5.030% (FEDL01 plus a specified spread)	Monthly	03/12/2025		5,521	0	(22)	0	(22)
	Receive	Prologis, Inc.	71,000	5.230% (FEDL01 plus a specified spread)	Monthly	03/12/2025		8,966	0	(38)	0	(38)
	Receive	PSA Treasury Pte Ltd.	63,855	5.130% (FEDL01 plus a specified spread)	Monthly	03/12/2025		23,235	0	(89)	0	(89)
	Receive	Simon Property Group, Inc.	97,414	5.230% (FEDL01 plus a specified spread)	Monthly	03/12/2025		16,465	0	(68)	0	(68)
	Receive	Vici Properities, Inc.	128,600	5.230% (FEDL01 plus a specified spread)	Monthly	03/12/2025		4,284	0	38	38	0
	Receive	Alexandria Real Estate Equities, Inc.	2,663	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		316	0	2	2	0
	Receive	American Homes 4 Rent	123,000	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		4,722	0	(19)	0	(19)
	Receive	American Tower Corp.	18,500	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		4,302	0	(16)	0	(16)
	Receive	Equity LifeStyle Properties, Inc.	123,400	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		8,803	0	24	24	0
	Receive	First Industrial Realty Trust, Inc.	41,000	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		2,295	0	6	6	0
	Receive	Gaming and Leisure Properties, Inc.	54,000	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		2,778	0	(11)	0	(11)
	Receive	Invitation Homes, Inc.	288,000	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		10,155	0	39	39	0
	Receive	Prologis, Inc.	42,750	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		5,399	0	(21)	0	(21)
	Receive	Rexford Industrial Realty, Inc.	41,000	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		2,063	0	9	9	0
	Receive	SBA Communications Corp.	17,000	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		4,092	0	(15)	0	(15)
	Receive	Sun Communities, Inc.	14,000	5.280% (FEDL01 plus a specified spread)	Monthly	09/03/2025		1,892	0	6	6	0

									$0	$(190)	$319	$(509)

Total Swap Agreements									$0	$(578)	$319	$(897)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$16	$0	$0	$16	$0	$0	$0	$0	$16	$0	$16
BOA	2	0	67	69	(14)	0	0	(14)	55	0	55
BPS	26	0	0	26	(91)	0	0	(91)	(65)	31	(34)
BRC	1	0	0	1	(7)	0	0	(7)	(6)	0	(6)
CBK	93	0	0	93	(55)	0	0	(55)	38	0	38
DUB	5	0	0	5	(7)	0	0	(7)	(2)	0	(2)
FAR	293	0	0	293	(292)	0	0	(292)	1	0	1
GLM	22	0	0	22	(1)	(263)	0	(264)	(242)	0	(242)
GST	0	0	0	0	0	(462)	0	(462)	(462)	627	165
IND	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
JPM	31	0	109	140	(47)	0	(158)	(205)	(65)	(1,069)	(1,134)
MBC	45	0	0	45	(79)	0	0	(79)	(34)	0	(34)
MYC	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
MYI	67	0	143	210	(23)	0	(739)	(762)	(552)	(1,397)	(1,949)
NGF	4	0	0	4	0	0	0	0	4	0	4
SCX	2	0	0	2	(33)	0	0	(33)	(31)	22	(9)
SSB	2	0	0	2	0	0	0	0	2	0	2
TOR	29	0	0	29	(28)	0	0	(28)	1	0	1
UAG	76	0	0	76	(5)	0	0	(5)	71	0	71

Total Over the Counter	$715	$0	$319	$1,034	$(685)	$(730)	$(897)	$(2,312)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(i)

Securities with an aggregate market value of $680 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$4	$0	$0	$0	$889	$893
Swap Agreements	0	0	0	0	737	737

	$4	$0	$0	$0	$1,626	$1,630

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$715	$0	$715
Swap Agreements	0	0	319	0	0	319

	$0	$0	$319	$715	$0	$1,034

	$4	$0	$319	$715	$1,626	$2,664

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$21	$21
Futures	6	0	0	0	478	484
Swap Agreements	0	0	0	0	688	688

	$6	$0	$0	$0	$1,187	$1,193

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$685	$0	$685
Written Options	0	0	0	0	730	730
Swap Agreements	0	0	897	0	0	897

	$0	$0	$897	$685	$730	$2,312

	$6	$0	$897	$685	$1,917	$3,505

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$180	$180
Futures	(91)	0	0	0	(4,061)	(4,152)
Swap Agreements	0	209	0	0	(96)	113

	$(91)	$209	$0	$0	$(3,977)	$(3,859)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(861)	$0	$(861)
Written Options	0	0	0	0	376	376
Swap Agreements	0	0	20,880	0	0	20,880

	$0	$0	$20,880	$(861)	$376	$20,395

	$(91)	$209	$20,880	$(861)	$(3,601)	$16,536

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(134)	$(134)
Futures	54	0	0	0	159	213
Swap Agreements	0	(215)	0	0	2,163	1,948

	$54	$(215)	$0	$0	$2,188	$2,027

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(939)	$0	$(939)
Written Options	0	0	0	0	(270)	(270)
Swap Agreements	0	0	(116)	0	0	(116)

	$0	$0	$(116)	$(939)	$(270)	$(1,325)

	$54	$(215)	$(116)	$(939)	$1,918	$702

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,366	$0	$8,366
Industrials	0	159	0	159
U.S. Government Agencies	0	70,430	0	70,430
U.S. Treasury Obligations	0	618,478	0	618,478
Non-Agency Mortgage-Backed Securities	0	7,252	0	7,252
Asset-Backed Securities	0	79,923	0	79,923
Sovereign Issues	0	55,195	0	55,195
Common Stocks
Consumer Discretionary	3,847	0	0	3,847
Preferred Securities
Banking & Finance	0	930	0	930
Real Estate Investment Trusts
Real Estate	243,273	0	0	243,273
Short-Term Instruments
U.S. Treasury Bills	0	5	0	5

	$247,120	$840,738	$0	$1,087,858

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$62	$0	$0	$62

Total Investments	$247,182	$840,738	$0	$1,087,920

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$82	$1,548	$0	$1,630
Over the counter	0	1,034	0	1,034

	$82	$2,582	$0	$2,664

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(214)	(973)	0	(1,187)
Over the counter	0	(2,312)	0	(2,312)

	$(214)	$(3,285)	$0	$(3,499)

Total Financial Derivative Instruments	$(132)	$(703)	$0	$(835)

Totals	$247,050	$840,035	$0	$1,087,085

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.1%

CORPORATE BONDS & NOTES 9.4%

BANKING & FINANCE 8.0%

American Express Co.
5.645% due 04/23/2027 •		$24,900	$25,385

American Honda Finance Corp.
5.649% due 02/12/2025 •		17,800	17,813

Athene Global Funding
5.620% due 05/08/2026		12,900	13,108

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		201	188

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	500	607

Bank of America Corp.
5.202% due 04/25/2029 •		$200	206
5.933% due 09/15/2027 •		5,400	5,562
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		19,800	19,894

Bank of Montreal
5.821% (SOFRINDX + 0.880%) due 09/10/2027 ~		4,000	4,008

Bank of Nova Scotia
5.400% due 06/04/2027		15,700	16,193

Barclays PLC
4.837% due 09/10/2028 •		2,600	2,622
5.304% due 08/09/2026 •		9,300	9,335
5.674% due 03/12/2028 •		400	411

Citibank NA
4.929% due 08/06/2026		11,700	11,878
5.438% due 04/30/2026		12,600	12,850
5.488% due 12/04/2026		6,100	6,278

Deutsche Bank AG
6.119% due 07/14/2026 •		2,600	2,621

Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	2,010
5.800% due 03/05/2027		2,800	2,852

GA Global Funding Trust
6.623% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,532

Goldman Sachs Bank USA
5.283% due 03/18/2027 •		24,000	24,316
5.414% due 05/21/2027 •		1,400	1,423

Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		400	411

ING Groep NV
6.509% due 03/28/2026 •		9,900	9,958

Jackson National Life Global Funding
5.600% due 04/10/2026		850	863

JPMorgan Chase & Co.
4.979% due 07/22/2028 •		800	816
6.070% due 10/22/2027 •		1,100	1,140
6.500% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,936

JPMorgan Chase Bank NA
5.110% due 12/08/2026		9,400	9,614

Morgan Stanley
2.188% due 04/28/2026 •		14,000	13,784
2.475% due 01/21/2028 •		148	142
4.130% due 03/19/2027 ~	EUR	4,000	4,468
5.123% due 02/01/2029 •		$100	103
5.652% due 04/13/2028 •		800	826

Morgan Stanley Bank NA
4.952% due 01/14/2028 •		2,100	2,132
4.968% due 07/14/2028 •		300	306
5.504% due 05/26/2028 •		6,500	6,706
5.882% due 10/30/2026		3,700	3,834

Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,662
5.099% due 07/03/2025		600	601

Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	73,300	10,850

Realkredit Danmark AS
1.000% due 04/01/2025		131,600	19,485

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
5.069% due 07/23/2027 •	$16,000	$16,248

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027	2,000	2,012

UBS Group AG
1.305% due 02/02/2027 •	850	813
6.679% (SOFRRATE + 1.580%) due 05/12/2026 ~	6,061	6,097

Wells Fargo & Co.
2.406% due 10/30/2025 •	800	798
5.707% due 04/22/2028 •	400	413

Wells Fargo Bank NA
5.254% due 12/11/2026	28,200	28,914

		348,024

INDUSTRIALS 0.9%

Boeing Co.
2.196% due 02/04/2026	400	385
4.875% due 05/01/2025	700	698

Broadcom, Inc.
5.050% due 07/12/2027	14,700	15,027

Hyundai Capital America
5.450% due 06/24/2026	2,100	2,136

Occidental Petroleum Corp.
5.000% due 08/01/2027	13,400	13,595

Volkswagen Group of America Finance LLC
5.800% due 09/12/2025	5,100	5,158
5.848% (SOFRRATE + 0.930%) due 09/12/2025 ~	5,500	5,516

		42,515

UTILITIES 0.5%

DTE Energy Co.
4.950% due 07/01/2027	500	508

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	3,400	3,409

Pacific Gas & Electric Co.
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	15,700	15,707

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~	400	401

Southern California Edison Co.
4.875% due 02/01/2027	100	102
5.350% due 03/01/2026	300	304

Verizon Communications, Inc.
2.355% due 03/15/2032	379	327

		20,758

Total Corporate Bonds & Notes (Cost $404,570)		411,297

U.S. GOVERNMENT AGENCIES 6.3%

Fannie Mae
2.125% due 04/24/2026 (h)	5,695	5,557
5.825% due 10/25/2036 •	9	9
5.845% due 08/25/2037 •	314	313
6.151% due 01/25/2051 •	2,726	2,767
6.251% due 12/25/2050 •	2,420	2,420
6.902% due 05/01/2038 •	1,454	1,499

Freddie Mac
3.000% due 10/01/2026 - 11/01/2032	10,336	10,077
5.837% due 07/15/2036 •	123	122
5.907% due 05/15/2032 - 09/15/2042 •	792	789
6.057% due 12/15/2037 •	96	96
6.077% due 10/15/2037 •	269	268
6.251% due 04/15/2049 - 12/15/2050 •	5,493	5,501
6.351% due 08/15/2048 •	2,580	2,609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
0.037% due 10/16/2053 ~(a)		$649	$0
5.461% due 08/20/2068 •		2,357	2,350
5.615% due 10/20/2043 •		1,814	1,744
5.995% due 05/20/2074 •		1,321	1,318
6.217% due 10/20/2063 •		139	140
6.367% due 09/20/2069 •		1,570	1,577

U.S. Small Business Administration
4.840% due 05/01/2025		6	6
5.160% due 02/01/2028		10	10
5.310% due 05/01/2027		16	16
5.510% due 11/01/2027		9	9
5.820% due 06/01/2026		9	9
5.870% due 07/01/2028		6	6
6.020% due 08/01/2028		4	4
6.770% due 11/01/2028		15	15

Uniform Mortgage-Backed Security
3.000% due 12/01/2026		183	180
3.500% due 02/01/2045 - 03/01/2048		1,171	1,105

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2054 - 11/01/2054		242,700	233,298

Total U.S. Government Agencies (Cost $274,839)			273,814

U.S. TREASURY OBLIGATIONS 5.0%

U.S. Treasury Bonds
3.000% due 05/15/2045		2,010	1,672

U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024		736	734
0.125% due 07/15/2026		5,409	5,273
0.250% due 01/15/2025		1,195	1,181
0.250% due 07/15/2029 (h)		1,228	1,166
0.375% due 07/15/2025 (h)		27,587	27,195
0.375% due 01/15/2027		195	190
0.500% due 01/15/2028		7,772	7,527
0.750% due 02/15/2042		2,393	1,997
0.875% due 02/15/2047		2,168	1,743
1.000% due 02/15/2049		1,046	854
1.375% due 02/15/2044 (h)		4,130	3,771
1.375% due 02/15/2044		10,172	9,287
1.875% due 07/15/2034		49,718	50,953
2.125% due 02/15/2040		1,515	1,582
2.125% due 02/15/2041		135	141
2.500% due 01/15/2029 (h)		38,602	40,270
3.375% due 04/15/2032		1,288	1,456
3.875% due 04/15/2029		2,696	2,976

U.S. Treasury Notes
1.625% due 05/15/2026		25,577	24,741
2.000% due 02/15/2025		33,704	33,392

Total U.S. Treasury Obligations (Cost $223,594)			218,101

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%

Adjustable Rate Mortgage Trust
7.813% due 07/25/2035 ~		22	20

Ashford Hospitality Trust
6.169% due 04/15/2035 •		433	430

Atrium Hotel Portfolio Trust
6.324% due 12/15/2036 •		1,785	1,741
6.344% due 06/15/2035 •		1,100	1,099

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	14,007	18,744

Banc of America Funding Trust
4.802% due 05/20/2036 ~		$177	157

Barclays Commercial Mortgage Securities Trust
6.394% due 07/15/2037 •		4,300	4,263

Bear Stearns Adjustable Rate Mortgage Trust
6.648% due 01/25/2035 ~		54	55

Bear Stearns ALT-A Trust
5.183% due 07/25/2035 ~		424	294

Bear Stearns Structured Products, Inc. Trust
5.515% due 01/26/2036 ~		36	27

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beast Mortgage Trust
6.261% due 03/15/2036 •		$600	$518

Braemar Hotels & Resorts Trust
6.089% due 06/15/2035 •		225	225

Chase Home Lending Mortgage Trust
6.530% due 05/25/2055 •		1,525	1,520

Chase Mortgage Finance Trust
5.792% due 02/25/2037 ~		55	54
6.552% due 02/25/2037 ~		43	43

ChaseFlex Trust
6.300% due 06/25/2036 ~		41	36

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.249% due 01/25/2035 •		1	1

Citigroup Mortgage Loan Trust
6.630% due 07/25/2054 •		192	192
7.860% due 11/25/2035 •		19	19

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •		6,020	5,944

Commercial Mortgage Trust
3.545% due 02/10/2036		1,000	967

Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,325	1,967
6.500% due 09/25/2037		1,338	508

Countrywide Home Loan Mortgage Pass-Through Trust
4.832% due 11/20/2034 ~		133	126
5.229% due 08/20/2035 ~		716	668

Eurosail PLC
6.049% due 06/13/2045 •	GBP	521	696

First Horizon Alternative Mortgage Securities Trust
5.811% due 04/25/2035 ~		$115	113

Freddie Mac
6.446% due 04/25/2053 «(b)		18,900	18,897

GS Mortgage Securities Corp.
5.366% due 05/03/2032		1,000	990

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •		3,100	3,109

GSR Mortgage Loan Trust
5.051% due 11/25/2035 ~		31	30
5.202% due 09/25/2035 ~		4	4

HarborView Mortgage Loan Trust
5.339% due 03/19/2037 •		504	461
5.489% due 12/19/2036 •		6,327	4,873
5.699% due 11/19/2035 •		202	135
5.755% due 06/20/2035 •		257	242

Hawaii Hotel Trust
6.544% due 05/15/2038 •		15,550	15,530

HPLY Trust
6.232% due 11/15/2036 •		1,427	1,426

IndyMac INDA Mortgage Loan Trust
3.222% due 11/25/2035 ~		103	79

IndyMac INDX Mortgage Loan Trust
5.389% due 07/25/2036 •		594	564

InTown Mortgage Trust
7.586% due 08/15/2039 •		3,000	3,014

JP Morgan Alternative Loan Trust
6.810% due 08/25/2036 þ		825	800

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		3,750	3,430
6.363% due 07/05/2033 •		1,021	964

MASTR Adjustable Rate Mortgages Trust
6.435% due 11/21/2034 ~		63	60

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.951% due 09/15/2030 •		12	12

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.691% due 06/15/2030 •		2	2

Merrill Lynch Mortgage Investors Trust
5.211% due 06/25/2035 ~		93	90
5.736% due 12/25/2034 ~		27	25

Merrion Square Residential
4.474% due 03/24/2081 •	EUR	2,891	3,219

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
4.112% due 12/25/2066 ~		$3,416	$3,357

MRCD Mortgage Trust
2.718% due 12/15/2036		7,500	6,543

New Orleans Hotel Trust
6.133% due 04/15/2032 •		1,674	1,649

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •		1,000	972

One Market Plaza Trust
3.614% due 02/10/2032		730	668

One New York Plaza Trust
6.161% due 01/15/2036 •		14,400	13,771

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.729% due 12/25/2035 •		2,861	2,816

RCKT Mortgage Trust
5.158% due 10/25/2044 «þ		989	988

Residential Accredit Loans, Inc. Trust
5.329% due 06/25/2046 •		99	23
6.000% due 09/25/2036		427	344

Residential Asset Securitization Trust
6.500% due 09/25/2036		7,158	2,552

Structured Adjustable Rate Mortgage Loan Trust
6.265% due 11/25/2034 •		384	349

Structured Asset Mortgage Investments Trust
5.389% due 05/25/2036 •		47	31
5.759% due 05/19/2035 •		25	24

Thornburg Mortgage Securities Trust
5.839% due 03/25/2037 •		1,325	981

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	3,579	4,800

Trinity Square PLC
5.946% due 07/15/2059 ~		1,426	1,913

VASA Trust
6.111% due 07/15/2039 •		$4,310	3,997

Verus Securitization Trust
4.474% due 04/25/2067 þ		5,305	5,264

WaMu Mortgage Pass-Through Certificates Trust
5.343% due 01/25/2035 ~		22	21
5.709% due 11/25/2034 •		115	110
5.709% due 01/25/2045 •		152	153
5.712% due 06/25/2034 ~		18	17
5.769% due 01/25/2045 •		142	139
6.968% due 10/25/2034 ~		15	15

Wells Fargo Mortgage-Backed Securities Trust
6.169% due 04/25/2036 ~		111	109

Total Non-Agency Mortgage-Backed Securities (Cost $156,767)			149,989

ASSET-BACKED SECURITIES 14.3%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •		3,500	3,500

ACE Securities Corp. Home Equity Loan Trust
5.839% due 05/25/2035 •		125	129
5.869% due 12/25/2034 •		337	304

ACHV ABS Trust
5.070% due 10/27/2031		500	502
5.900% due 04/25/2031		266	268

Albacore Euro CLO Ltd.
4.626% due 07/15/2035 •	EUR	1,000	1,116

Ally Auto Receivables Trust
5.320% due 01/15/2027		$1,389	1,391

American Express Credit Account Master Trust
4.650% due 07/15/2029		10,550	10,761

American Money Management Corp. CLO Ltd.
6.576% due 04/25/2031 •		266	266

AmeriCredit Automobile Receivables Trust
5.620% due 06/18/2025		9,356	9,359
6.190% due 04/19/2027		8,194	8,244

Anchorage Capital CLO Ltd.
6.401% due 10/15/2031 •		1,200	1,201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apex Credit CLO Ltd.
6.522% due 10/20/2031 •		$1,420	$1,422

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		366	366

Arbour CLO DAC
0.000% due 11/15/2037 •(b)	EUR	2,000	2,226

AREIT LLC
7.325% due 06/17/2039 •		$3,700	3,719

Ares CLO Ltd.
6.606% due 04/17/2033 •		1,600	1,601

Arivo Acceptance Auto Loan Receivables Trust
3.930% due 05/15/2028		2,613	2,596

Ascent Education Funding Trust
6.140% due 10/25/2050		451	463

Asset-Backed Securities Corp. Home Equity Loan Trust
5.429% due 11/25/2036 •		3,495	3,398

Atlas Senior Loan Fund Ltd.
6.624% due 04/22/2031 •		562	562
6.653% due 01/15/2031 •		176	176

Atlas Static Senior Loan Fund Ltd.
7.051% due 07/15/2030 •		463	465

Aurium CLO DAC
4.505% due 03/23/2032 •	EUR	5,994	6,677

Avoca CLO DAC
4.505% due 10/15/2032 •		8,500	9,448
4.514% due 01/12/2031 •		2,333	2,598

BA Credit Card Trust
4.790% due 05/15/2028		$5,419	5,477

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (b)		4,000	4,000
6.375% due 07/19/2034 •		2,600	2,600

Bain Capital Euro CLO DAC
4.468% due 04/20/2032 •	EUR	975	1,086
4.682% due 07/17/2034 •		3,900	4,336

Barings CLO Ltd.
6.513% due 04/15/2031 •		$1,824	1,825
6.534% due 01/20/2031 •		626	626

Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		500	505

BDS Ltd.
6.765% due 03/19/2039 •		2,270	2,276
7.101% due 08/19/2038 •		1,800	1,809

Bear Stearns Asset-Backed Securities Trust
5.662% due 02/25/2036 •		6,148	6,080
5.969% due 09/25/2046 •		206	181

Benefit Street Partners CLO Ltd.
6.643% due 07/15/2032 •		500	500
6.644% due 01/20/2031 •		358	358

BHG Securitization Trust
5.320% due 10/17/2035		117	117

Black Diamond CLO DAC
4.548% due 01/20/2032	EUR	3,877	4,321

Blackrock European CLO DAC
4.642% due 07/17/2034 •		11,304	12,581

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •		$834	834
6.643% due 07/15/2031 •		448	449

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	500	382
5.025% due 04/20/2026		322	241

BNPP AM Euro CLO DAC
4.508% due 07/22/2032 •	EUR	6,398	7,113

BPCRE Ltd.
7.414% due 01/16/2037 •		$197	197

Bridgecrest Lending Auto Securitization Trust
5.340% due 04/17/2028		500	504

BSPRT Issuer Ltd.
7.393% due 07/15/2039 •		1,752	1,760

Cairn CLO DAC
4.515% due 10/30/2030 •	EUR	1,822	2,029

Carlyle Euro CLO DAC
4.172% due 08/15/2030 •		804	896

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Global Market Strategies CLO Ltd.
6.563% due 01/15/2031 •		$1,433	$1,435

Carlyle Global Market Strategies Euro CLO DAC
4.435% due 07/15/2030 •	EUR	197	220

Carlyle U.S. CLO Ltd.
6.743% due 01/15/2030 •		$220	220

CarMax Auto Owner Trust
4.750% due 10/15/2027		1,500	1,503
4.890% due 07/16/2029		500	508
5.340% due 08/16/2027		1,100	1,106
5.720% due 11/16/2026		1,011	1,014

Carvana Auto Receivables Trust
2.310% due 12/11/2028		742	741
4.530% due 01/10/2029		1,500	1,501
4.610% due 11/10/2027		1,000	1,001
4.840% due 12/10/2027		1,500	1,502
5.330% due 07/10/2029		1,000	1,023
5.500% due 08/10/2027		416	418
5.630% due 11/10/2027		997	1,003
5.760% due 04/12/2027		372	373
5.900% due 08/10/2027		500	503
6.360% due 04/12/2027		493	495
6.410% due 09/10/2027		43	43

CBAM Ltd.
6.664% due 04/20/2032 •		939	940
6.794% due 07/20/2030 •		199	200

Cedar Funding CLO Ltd.
6.647% due 07/17/2031 •		717	718

Chase Auto Owner Trust
5.250% due 09/27/2027		1,500	1,510
5.480% due 04/26/2027		1,543	1,549

CIFC Funding Ltd.
6.541% due 04/18/2031 •		272	273

Citizens Auto Receivables Trust
5.540% due 11/16/2026		700	703
5.840% due 01/18/2028		4,000	4,060
6.090% due 10/15/2026		585	587

College Avenue Student Loans LLC
7.180% due 05/25/2055 •		1,165	1,185

Contego CLO DAC
4.628% due 05/14/2032 •	EUR	9,297	10,346

Countrywide Asset-Backed Certificates Trust
4.058% due 11/25/2034 •		$2,519	2,226
5.749% due 11/25/2034 •		150	146
5.824% due 08/25/2034 •		8	7
6.004% due 12/25/2035 •		2,314	2,290

CPS Auto Receivables Trust
4.910% due 06/15/2028		1,000	1,001
5.880% due 02/15/2028		424	427

CQS U.S. CLO Ltd.
7.132% due 07/20/2031 •		2,807	2,809

CRB Securitization Trust
6.960% due 10/20/2033		437	442

CVC Cordatus Loan Fund DAC
4.322% due 08/15/2032 •	EUR	3,370	3,749

Drive Auto Receivables Trust
4.500% due 09/15/2028		$1,000	1,000
4.940% due 12/15/2027		2,300	2,302
5.830% due 12/15/2026		252	252

Dryden CLO Ltd.
6.613% due 07/15/2031 •		1,154	1,157

Dryden Euro CLO DAC
1.470% due 10/15/2032	EUR	2,996	3,230

FCCU Auto Receivables Trust
5.760% due 11/15/2027		$500	504

FHF Issuer Trust
5.890% due 06/15/2030		500	509

FHF Trust
4.430% due 01/18/2028		128	128

Fifth Third Auto Trust
5.800% due 11/16/2026		215	215

Flagship Credit Auto Trust
5.640% due 03/15/2028		1,454	1,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Lease Trust
5.180% due 02/15/2027		$6,600	$6,635
5.742% due 02/15/2027 •		19,300	19,287

Ford Credit Auto Owner Trust
4.650% due 02/15/2028		1,000	1,003

Fortress Credit Investments Ltd.
7.196% due 02/23/2039 •		2,032	2,013

Fremont Home Loan Trust
5.109% due 01/25/2037 •		1,452	748
5.449% due 10/25/2036 •		5,189	2,096

FS Rialto Issuer LLC
7.243% due 01/19/2039 •		5,328	5,348

GLS Auto Receivables Issuer Trust
5.020% due 04/17/2028		1,000	1,008
5.478% due 08/15/2025		756	757
5.570% due 02/16/2027		363	364

GLS Auto Select Receivables Trust
5.590% due 10/15/2029		500	508
5.609% due 07/15/2025		281	281
5.960% due 10/16/2028		5,860	5,979
6.270% due 08/16/2027		6,109	6,151

GM Financial Consumer Automobile Receivables Trust
5.350% due 06/16/2027		500	504

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •		1,245	1,245

GPMT Ltd.
6.379% due 07/16/2035 •		876	868

GreenSky Home Improvement Trust
5.880% due 06/25/2059		500	506

Greywolf CLO Ltd.
6.706% due 01/27/2031 •		591	592

GSAMP Trust
5.169% due 11/25/2036 •		687	335

Harley Davidson Motorcycle Trust
5.650% due 02/16/2027		500	502

Harvest CLO DAC
4.415% due 01/15/2031 •	EUR	2,407	2,682
4.535% due 01/15/2032 •		5,100	5,668

Hayfin Emerald CLO
4.391% due 05/27/2034 •		28,300	31,305

Hertz Vehicle Financing LLC
1.990% due 06/25/2026		$2,692	2,651
5.490% due 06/25/2027		8,290	8,383

HGI CRE CLO Ltd.
7.042% due 04/20/2037 •		2,856	2,864

Home Equity Mortgage Loan Asset-Backed Trust
4.894% due 11/25/2034 •		160	158

Honda Auto Receivables Owner Trust
4.890% due 02/22/2027		3,900	3,919

Hyundai Auto Lease Securitization Trust
5.150% due 06/15/2026		4,285	4,297

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		1,700	1,730
5.290% due 04/15/2027		1,586	1,593

ICG Euro CLO DAC
4.735% due 10/15/2034 •	EUR	8,000	8,883

Jamestown CLO Ltd.
0.000% due 07/25/2035 •		$3,500	3,503

KREF Ltd.
6.415% due 02/17/2039 •		1,000	999

LCM LP
6.544% due 07/20/2030 •		97	97
6.584% due 07/20/2031 •		988	989
6.693% due 10/15/2031 •		430	431

LCM Ltd.
6.524% due 03/20/2030 •		184	184
6.562% due 07/20/2034 •		2,000	2,004
6.624% due 04/20/2031 •		600	600

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		1,961	1,901
4.000% due 05/15/2028		4,031	3,915

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		302	302
6.511% due 11/15/2038 •		560	558

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

M&T Equipment Notes
4.990% due 08/18/2031		$1,000	$1,006

M360 Ltd.
6.534% due 11/22/2038 •		458	445

Man GLG Euro CLO DAC
4.495% due 10/15/2032 •	EUR	1,612	1,796

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		$194	193

MF1 LLC
7.115% due 06/19/2037 •		2,479	2,483

MF1 Ltd.
6.315% due 02/19/2037 •		969	965

Morgan Stanley ABS Capital, Inc. Trust
6.004% due 07/25/2035 •		3,082	3,022

Mountain View CLO Ltd.
6.761% due 04/15/2034 •		1,000	1,002

Navient Private Education Loan Trust
6.661% due 07/16/2040 •		1,528	1,532
6.811% due 10/15/2031 •		1,366	1,369
6.911% due 11/15/2030 •		1,112	1,115

Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		6,896	6,243
1.170% due 09/16/2069		298	276
6.811% due 11/15/2068 •		1,148	1,158

Navient Student Loan Trust
6.191% due 12/15/2059 •		4,514	4,511

Nissan Auto Lease Trust
4.920% due 11/15/2027		22,700	23,112
5.050% due 06/15/2027		4,700	4,743
5.752% due 06/15/2027 •		1,400	1,400

North Westerly ESG CLO DAC
4.530% due 07/05/2032 •	EUR	10,000	11,123

Northwoods Capital Ltd.
6.137% due 06/15/2031 •		$3,000	3,000

Ocean Trails Clo
0.000% due 10/15/2034 •(b)		3,000	3,000

Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		1,083	1,083

OneMain Financial Issuance Trust
6.102% due 06/16/2036 •		1,200	1,202

Oportun Issuance Trust
5.860% due 02/09/2032		1,000	1,002

Option One Mortgage Loan Trust
5.109% due 01/25/2037 •		1,560	1,017
5.109% due 03/25/2037 •		1,263	878

OZLM Ltd.
6.767% due 10/30/2030 •		62	62

OZLME DAC
4.506% due 07/27/2032 •	EUR	3,562	3,961

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		$21	21
5.065% due 03/15/2032		500	502
5.331% due 01/15/2032		500	501
6.060% due 03/15/2030		1,007	1,007
6.093% due 11/15/2031		422	427
6.117% due 12/15/2031		460	466
6.258% due 10/15/2031		340	344
6.278% due 10/15/2031		393	397
6.660% due 07/15/2031		258	263

Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •	EUR	1,600	1,782
4.405% due 10/15/2031 •		1,920	2,135
4.415% due 07/15/2031 •		1,157	1,287

Penta CLO DAC
4.635% due 01/25/2033 •		3,500	3,893

PFP Ltd.
7.371% due 08/19/2035 •		$2,046	2,058

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039 «(b)		1,000	998

Prestige Auto Receivables Trust
5.690% due 05/17/2027		865	866

Providus CLO DAC
0.000% due 10/15/2038 •(b)	EUR	1,000	1,113
4.342% due 02/15/2035 •		5,300	5,880

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rad CLO Ltd.
6.665% due 07/24/2032 •		$1,700	$1,701

Reach ABS Trust
5.880% due 07/15/2031		445	448

Ready Capital Mortgage Financing LLC
6.169% due 11/25/2036 •		442	440
6.913% due 01/25/2037 •		1,222	1,223
7.322% due 06/25/2037 •		632	635
7.407% due 10/25/2039 •		2,878	2,897

Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032		446	451
7.130% due 01/26/2032		368	372

Sandstone Peak Ltd.
0.000% due 10/15/2034 •		4,000	4,000

Santander Drive Auto Receivables Trust
4.850% due 01/16/2029		2,300	2,314
5.410% due 07/15/2027		1,050	1,053
5.630% due 01/16/2029		800	814
5.910% due 06/15/2027		789	792
6.180% due 02/16/2027		628	629
6.310% due 07/15/2027		719	722

Saxon Asset Securities Trust
5.279% due 09/25/2037 •		420	401

SBNA Auto Lease Trust
5.670% due 11/20/2026		500	503
5.700% due 03/15/2027		348	348

SCCU Auto Receivables Trust
5.110% due 06/15/2029		500	507
5.450% due 12/15/2027		900	905

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027		760	764

SLM Private Education Loan Trust
9.961% due 10/15/2041 •		1,313	1,376

SMB Private Education Loan Trust
5.090% due 10/16/2056		1,000	1,016
5.819% due 09/15/2054 •		209	208
5.941% due 01/15/2053 •		1,656	1,638
6.011% due 02/15/2036 •		2,081	2,077
6.011% due 01/15/2053 •		12,156	12,034

Sound Point CLO Ltd.
6.691% due 04/18/2031 •		1,109	1,110

Soundview Home Loan Trust
5.919% due 10/25/2037 •		735	564

St Paul’s CLO DAC
4.605% due 04/15/2033 •	EUR	8,000	8,880

Structured Asset Securities Corp. Mortgage Loan Trust
6.815% due 04/25/2035 •		$23	23

Symphony CLO Ltd.
6.031% due 04/18/2033 •		4,000	4,000
6.483% due 01/23/2032 •		944	944

Synchrony Card Funding LLC
4.930% due 07/15/2030		22,900	23,376

TCW CLO Ltd.
6.516% due 04/25/2031 •		218	218

Tesla Auto Lease Trust
5.860% due 08/20/2025		8,057	8,065

Tesla Electric Vehicle Trust
5.540% due 12/21/2026		5,875	5,894

TIAA CLO Ltd.
6.422% due 01/20/2032 •		1,800	1,801

Toyota Auto Receivables Owner Trust
4.630% due 09/15/2027		1,400	1,404
5.410% due 03/15/2027		12,400	12,453
5.692% due 03/15/2027 •		8,500	8,498

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		3,144	3,132

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		404	407
6.610% due 10/15/2027		303	305

Trillium Credit Card Trust
5.698% due 08/26/2028 •		12,500	12,544

Trinitas CLO Ltd.
6.625% due 01/25/2034 •		1,000	1,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TSTAT Ltd.
6.432% due 07/20/2037 •		$800	$800

United Auto Credit Securitization Trust
6.170% due 08/10/2026		293	293

Upstart Pass-Through Trust
3.800% due 04/20/2030		280	277

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		268	258

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •		2,000	2,004

Veros Auto Receivables Trust
6.280% due 11/15/2027		380	383

VMC Finance LLC
7.241% due 02/18/2039 •		1,277	1,270

Volkswagen Auto Lease Trust
5.400% due 12/21/2026		2,800	2,817

Voya CLO Ltd.
6.543% due 06/07/2030 •		374	375
6.623% due 04/15/2031 •		496	496
6.773% due 10/15/2030 •		193	193

Voya Euro CLO DAC
4.605% due 04/15/2033 •	EUR	11,000	12,248

Wellfleet CLO Ltd.
6.714% due 07/20/2032 •		$993	994

Westlake Automobile Receivables Trust
5.440% due 05/17/2027		500	505
6.230% due 01/15/2027		14,410	14,490

World Omni Select Auto Trust
4.980% due 02/15/2030		500	508

Total Asset-Backed Securities (Cost $595,359)			622,163

SOVEREIGN ISSUES 0.9%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (d)	BRL	1,000	184
0.000% due 04/01/2025 (d)		215,000	37,417

Israel Government International Bond
1.750% due 08/31/2025	ILS	500	131

New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	2,750	1,737

Total Sovereign Issues (Cost $39,772)			39,469

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

Banca Monte dei Paschi di Siena SpA		46,500	268

Total Common Stocks (Cost $91)			268

		OUNCES
COMMODITIES 13.9%
- Gold Warehouse Receipts		211,272	554,761
- Silver Warehouse Receipts		1,643,850	51,029

Total Commodities (Cost $395,122)			605,790

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 71.9%

COMMERCIAL PAPER 2.0%

AES Corp.
5.300% due 10/29/2024 (b)		$2,230	2,220
5.500% due 10/01/2024		4,850	4,849

Alimentation Couche-Tard, Inc.
5.380% due 10/01/2024		2,760	2,760
5.400% due 10/04/2024		2,850	2,848

Arrow Electronics, Inc.
5.200% due 10/10/2024		3,800	3,794
5.200% due 10/11/2024		6,750	6,739

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avangrid, Inc.
5.220% due 10/21/2024	$2,700	$2,692
5.250% due 10/17/2024	1,400	1,397

Bacardi Martini BV
5.300% due 10/31/2024 (b)	1,950	1,941
5.700% due 10/17/2024	1,150	1,147

Consolidated Edison Co. of New York, Inc.
5.230% due 10/02/2024	5,500	5,499

Constellation Brands, Inc.
5.100% due 10/07/2024	850	849
5.440% due 10/04/2024	750	750

Crown Castle, Inc.
5.270% due 10/29/2024	3,940	3,923
5.300% due 10/24/2024	750	747
5.300% due 10/29/2024 (b)	15,380	15,315

Duke Energy Corp.
5.240% due 10/02/2024	5,350	5,349

Entergy Corp.
5.600% due 10/15/2024	750	748

Harley-Davidson Financial Services, Inc.
5.780% due 10/02/2024	1,600	1,600
5.970% due 10/17/2024	950	948
5.990% due 10/02/2024	150	150

Huntington Ingalls Industries, Inc.
5.250% due 10/01/2024	750	750

Jabil, Inc.
5.250% due 10/04/2024	850	849
5.320% due 10/11/2024 (b)	9,070	9,055

Jones Lang LaSalle Finance BV
5.360% due 10/15/2024	1,700	1,697

L3Harris Technologies, Inc.
5.000% due 10/22/2024	3,140	3,130

Quanta Services, Inc.
5.150% due 10/03/2024 (b)	2,850	2,849

Reckitt Benckiser Treasury Services PLC
5.280% due 10/16/2024	290	289

Targa Resources Corp.
5.400% due 10/28/2024	3,700	3,685

		88,569

REPURCHASE AGREEMENTS (f) 66.3%
		2,889,022

SHORT-TERM NOTES 0.1%

Chase Auto Owner Trust
5.495% due 07/25/2025	1,931	1,933

GreenSky Home Improvement Trust
5.850% due 06/25/2025	38	38

		1,971

U.S. TREASURY BILLS 3.5%
5.168% due 10/01/2024 - 12/05/2024 (c)(d)(h)(j)	151,146	150,242

MUNICIPAL BONDS & NOTES 0.0%

California Earthquake Authority Revenue Notes, Series 2024
5.750% due 11/01/2024	1,100	1,101

Total Municipal Bonds & Notes (Cost $1,100)		1,101

Total Short-Term Instruments (Cost $3,131,654)		3,130,905

Total Investments in Securities (Cost $5,221,768)		5,451,796

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short Asset Portfolio	15,603,922	152,325

PIMCO Short-Term Floating NAV Portfolio III	4,228,183	41,170

Total Short-Term Instruments (Cost $196,437)		193,495

Total Investments in Affiliates (Cost $196,437)		193,495

Total Investments 129.5% (Cost $5,418,205)		$5,645,291

Financial Derivative Instruments (g)(i) 2.1% (Cost or Premiums, net $325)		91,757

Other Assets and Liabilities, net (31.6)%		(1,377,944)

Net Assets 100.0%		$4,359,104

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOM	4.260%	09/26/2024	10/03/2024		CAD	180,000	Province of Ontario 2.550% due 12/02/2052	$(137,989)	$133,091	$133,170
BOS	5.250	09/30/2024	10/01/2024		$	4,800	U.S. Treasury Notes 0.750% due 08/31/2026	(4,896)	4,800	4,801
BPS	4.940	09/30/2024	10/01/2024			39,600	U.S. Treasury Notes 2.500% due 02/28/2026	(40,397)	39,600	39,605
	4.980	09/30/2024	10/01/2024			156,100	U.S. Treasury Notes 3.375% due 05/15/2033	(159,055)	156,100	156,122
CEW	4.260	09/20/2024	10/01/2024		CAD	160,000	Province of Ontario 2.600% due 06/02/2027	(27,368)	118,304	118,458
							Province of Quebec 3.100% due 12/01/2051	(94,422)
	4.260	09/23/2024	10/03/2024			150,000	Province of Ontario 4.650% due 06/02/2041	(3,320)	110,910	111,014
							Province of Quebec 3.250% due 09/01/2032	(110,094)
DEU	4.930	09/30/2024	10/01/2024		$	158,400	U.S. Treasury Notes 4.375% due 05/15/2034	(161,305)	158,400	158,422
	4.950	10/01/2024	10/02/2024			1,034,500	U.S. Treasury Bonds 2.500% - 3.875% due 02/15/2043 -05/15/2046	(1,057,103)	1,034,500	1,034,500
	4.970	09/30/2024	10/01/2024			767,600	U.S. Treasury Bonds 1.750% - 4.750% due 08/15/2041 -11/15/2043	(781,189)	767,600	767,706
	4.990	10/01/2024	10/02/2024			100	U.S. Treasury Bonds 1.875% due 02/15/2041	(102)	100	100
FICC STR	4.860	09/30/2024	10/01/2024			7,900	U.S. Treasury Bonds 1.375% due 11/15/2040	(8,058)	7,900	7,901
JPS	4.880	07/30/2024	TBD	(2)		165,473	U.S. Treasury Bonds 2.250% - 3.875% due 08/15/2040 -05/15/2041	(177,675)	165,473	167,015
MEI	4.240	09/25/2024	10/03/2024		CAD	180,000	Canada Government Bond 4.500% due 11/01/2025	(137,009)	133,092	133,185
TOR	4.250	09/26/2024	10/04/2024			80,000	Province of Manitoba 3.200% - 4.600% due 03/05/2050 -03/05/2074	(49,726)	59,152	59,186
							Province of Ontario 3.650% due 06/02/2033	(11,454)

Total Repurchase Agreements								$(2,961,162)	$2,889,022	$2,891,185

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2054	$14,500	$(13,422)	$(13,515)

Total Short Sales (0.3)%				$(13,422)	$(13,515)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$133,170	$0	$0	$133,170	$(136,749)	$(3,579)
BOS	4,801	0	0	4,801	(4,896)	(95)
BPS	195,727	0	0	195,727	(199,452)	(3,725)
CEW	229,472	0	0	229,472	(235,204)	(5,732)
DEU	1,960,728	0	0	1,960,728	(1,999,699)	(38,971)
FICC STR	7,901	0	0	7,901	(8,058)	(157)
JPS	167,015	0	0	167,015	(169,956)	(2,941)
MEI	133,185	0	0	133,185	(136,657)	(3,472)
TOR	59,186	0	0	59,186	(61,180)	(1,994)

Total Borrowings and Other Financing Transactions	$2,891,185	$0	$0

Cash of $9,311 has been pledged as collateral under the terms of the above master agreements as of September 30, 2024

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(732) at a weighted average interest rate of 4.472%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Gold December 2024 Futures	$2,700.000	11/25/2024	40	$4	$(84)	$(202)
Call - CME Gold December 2024 Futures	2,800.000	11/25/2024	40	4	(74)	(95)
Call - CME Gold December 2024 Futures	2,850.000	11/25/2024	70	7	(110)	(112)
Call - CME Gold December 2024 Futures	2,900.000	11/25/2024	60	6	(81)	(64)
Call - CME Gold December 2024 Futures	3,000.000	11/25/2024	60	6	(55)	(29)
Call - CME Gold November 2024 Futures	2,600.000	10/28/2024	61	6	(108)	(494)
Call - CME Gold November 2024 Futures	2,650.000	10/28/2024	173	17	(239)	(870)
Call - CME Gold November 2024 Futures	2,700.000	10/28/2024	86	9	(110)	(251)
Call - NYMEX Crude Oil December 2024 Futures	75.000	11/15/2024	60	60	(38)	(56)
Call - NYMEX Crude Oil December 2024 Futures	76.000	11/15/2024	40	40	(35)	(31)
Call - NYMEX Crude Oil December 2024 Futures	77.000	11/15/2024	55	55	(62)	(36)
Call - NYMEX Crude Oil December 2024 Futures	78.000	11/15/2024	55	55	(57)	(30)
Call - NYMEX Crude Oil December 2024 Futures	85.000	11/15/2024	60	60	(45)	(13)
Call - NYMEX Crude Oil December 2024 Futures	86.000	11/15/2024	50	50	(31)	(10)
Call - NYMEX Crude Oil January 2025 Futures	78.000	12/16/2024	110	110	(117)	(102)
Call - NYMEX Crude Oil November 2024 Futures	80.000	10/17/2024	57	57	(82)	(6)
Call - NYMEX Crude Oil November 2024 Futures	82.000	10/17/2024	57	57	(62)	(4)
Call - NYMEX Crude Oil November 2024 Futures	84.000	10/17/2024	60	60	(63)	(3)
Call - NYMEX Crude Oil November 2024 Futures	85.000	10/17/2024	106	106	(84)	(5)
Call - NYMEX Crude Oil November 2024 Futures	86.000	10/17/2024	60	60	(49)	(2)
Put - NYMEX Natural Gas December 2024 Futures	2.500	11/25/2024	140	1,400	(100)	(35)
Put - NYMEX Natural Gas December 2024 Futures	2.700	11/25/2024	100	1,000	(110)	(54)
Put - NYMEX Natural Gas November 2024 Futures	2.000	10/28/2024	70	700	(41)	(2)

					$(1,837)	$(2,506)

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Crude Oil December 2024 Futures	$84.000	10/28/2024	50	$50	$(52)	$(10)
Call - CME Crude Oil December 2024 Futures	85.000	10/28/2024	57	57	(79)	(10)
Call - CME Crude Oil December 2024 Futures	87.000	10/28/2024	113	113	(129)	(16)
Call - ICE Crude Oil December 2024 Futures	90.000	10/28/2024	110	110	(139)	(12)
Call - ICE Crude Oil January 2025 Futures	81.500	11/26/2024	50	50	(46)	(33)
Call - ICE Crude Oil January 2025 Futures	82.000	11/26/2024	50	50	(48)	(31)
Put - ICE Put Options Strike @ USD 35.000 on California Carbon Allowance December 2024 Futures	35.000	12/16/2024	97	97	(209)	(143)
Call - NYMEX Crude Oil January 2025 Futures	75.000	11/26/2024	50	50	(69)	(99)
Call - NYMEX Crude Oil January 2025 Futures	79.000	11/26/2024	60	60	(66)	(61)
Call - NYMEX Crude Oil January 2025 Futures	80.000	11/26/2024	50	50	(48)	(43)
Call - NYMEX Crude Oil January 2025 Futures	81.000	11/26/2024	60	60	(55)	(44)

					$(940)	$(502)

Total Written Options					$(2,777)	$(3,008)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee December Futures	12/2024	51	$5,169	$528	$21	$0
Arabica Coffee March Futures	03/2025	192	19,292	1,036	80	0
Brent Crude April Futures	02/2025	800	56,896	(4,609)	224	0
Brent Crude December Futures	10/2024	526	37,714	(518)	80	(5)
Brent Crude December Futures	10/2025	204	14,423	(44)	55	0
Brent Crude December Futures	10/2026	317	22,291	241	86	0
Brent Crude June Futures	04/2025	383	27,208	(247)	103	0
Brent Crude March Futures	01/2025	352	25,055	701	99	0
Brent Crude May Futures	03/2025	558	39,663	(2,932)	151	0
California Carbon Allowance December Futures	12/2024	151	5,454	91	32	0
California Carbon Allowance December Futures	12/2025	3,285	125,191	(5,163)	788	0
Cocoa March Futures	03/2025	352	22,405	337	0	(1,388)
Cocoa March Futures	03/2025	245	14,904	(386)	416	(642)
Cocoa May Futures	05/2025	12	686	(8)	5	(13)
Copper December Futures	12/2024	41	5,325	392	64	(42)
Copper March Futures	03/2025	10	2,479	153	153	0
Corn December Futures	12/2024	1,433	30,433	990	484	0
European Climate Exchange December Futures	12/2024	26	1,897	(149)	0	(28)
Gas Oil December Futures	12/2024	189	12,408	(1,751)	128	0
Hard Red Winter Wheat December Futures	12/2024	823	24,021	(2,477)	288	0
Hard Red Winter Wheat March Futures	03/2025	41	1,226	11	13	0
Henry Hub Natural Gas March Futures	02/2027	42	378	3	0	0
Henry Hub Natural Gas March Futures	02/2030	103	865	(1)	0	(4)
Henry Hub Natural Gas March Futures	02/2031	74	604	(21)	0	(3)
Henry Hub Natural Gas April Futures	03/2027	40	320	(38)	0	0
Henry Hub Natural Gas April Futures	03/2030	97	695	(121)	0	(4)
Henry Hub Natural Gas April Futures	03/2031	71	496	(103)	0	(3)
Henry Hub Natural Gas August Futures	07/2027	42	368	(7)	0	0
Henry Hub Natural Gas August Futures	07/2030	103	827	(38)	0	(4)
Henry Hub Natural Gas August Futures	07/2031	74	590	(35)	0	(3)
Henry Hub Natural Gas December Futures	11/2027	42	442	67	0	(2)
Henry Hub Natural Gas December Futures	11/2030	103	1,007	141	0	(4)
Henry Hub Natural Gas December Futures	11/2031	74	711	86	0	(3)
Henry Hub Natural Gas February Futures	01/2027	36	377	56	0	(1)
Henry Hub Natural Gas February Futures	01/2030	89	894	146	0	(4)
Henry Hub Natural Gas February Futures	01/2031	66	646	89	0	(3)
Henry Hub Natural Gas January Futures	12/2026	42	464	89	0	(2)
Henry Hub Natural Gas January Futures	12/2029	103	1,095	229	0	(4)
Henry Hub Natural Gas January Futures	12/2030	74	767	143	0	(3)
Henry Hub Natural Gas July Futures	06/2027	42	364	(11)	0	0
Henry Hub Natural Gas July Futures	06/2030	103	815	(50)	0	(4)
Henry Hub Natural Gas July Futures	06/2031	74	583	(41)	0	(3)
Henry Hub Natural Gas June Futures	05/2027	40	333	(24)	0	0
Henry Hub Natural Gas June Futures	05/2030	97	732	(83)	0	(4)
Henry Hub Natural Gas June Futures	05/2031	71	528	(71)	0	(3)
Henry Hub Natural Gas May Futures	04/2027	42	337	(38)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas May Futures	04/2030	103	$742	$(124)	$0	$(4)
Henry Hub Natural Gas May Futures	04/2031	74	522	(102)	0	(3)
Henry Hub Natural Gas November Futures	10/2027	40	383	26	0	0
Henry Hub Natural Gas November Futures	10/2030	97	854	38	0	(4)
Henry Hub Natural Gas November Futures	10/2031	71	614	14	0	(3)
Henry Hub Natural Gas October Futures	09/2027	42	375	0	0	0
Henry Hub Natural Gas October Futures	09/2030	103	838	(27)	0	(4)
Henry Hub Natural Gas October Futures	09/2031	74	591	(33)	0	(3)
Henry Hub Natural Gas September Futures	08/2027	40	349	(8)	0	0
Henry Hub Natural Gas September Futures	08/2030	97	772	(43)	0	(4)
Henry Hub Natural Gas September Futures	08/2031	71	558	(41)	0	(3)
Iron Ore December Futures	12/2024	616	6,742	1,000	449	0
Iron Ore January Futures	01/2025	1,601	17,480	1,917	1,035	(1)
Live Cattle December Futures	12/2024	215	15,893	550	28	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2024	7	118	(17)	4	0
Natural Gas December Futures	11/2024	1,509	50,476	2,881	617	0
Natural Gas February Futures	01/2025	734	25,573	1,082	257	0
Natural Gas January Futures	12/2025	404	17,097	91	0	(8)
Natural Gas November Futures	10/2024	601	17,567	2,116	126	0
New York Harbor December Futures	11/2024	319	28,981	201	54	0
Nickel January Futures	01/2025	46	4,849	334	334	0
Palladium December Futures	12/2024	16	1,600	(119)	0	(37)
RBOB Gasoline November Futures	10/2024	446	36,248	(1,303)	147	0
SINGM92U VS BR1STL December Futures	12/2024	113	496	(91)	0	(21)
SINGM92U VS BR1STL February Futures	02/2025	46	239	(14)	0	(2)
SINGM92U VS BR1STL January Futures	01/2025	46	220	(33)	0	(2)
SINGM92U VS BR1STL March Futures	03/2025	46	259	6	3	0
SINGM92U VS BR1STL November Futures	11/2024	60	250	(32)	0	(23)
SINGM92U VS BR1STL October Futures	10/2024	15	62	(10)	0	(11)
SNG KEROS V SNG GA December Futures	12/2024	19	0	3	2	0
Soybean January Futures	01/2025	371	19,946	770	0	(144)
Soybean Meal January Futures	01/2025	1,089	37,233	1,828	0	(250)
Sugar No. 11 March Futures	02/2025	233	5,864	86	0	(44)
U.S. Treasury 5-Year Note December Futures	12/2024	345	37,910	33	0	(127)
U.S. Treasury 10-Year Ultra December Futures	12/2024	96	11,357	(44)	0	(50)
United Kingdom Long Gilt December Futures	12/2024	1	132	(1)	0	0
WTI Crude April Futures	03/2025	441	29,596	(782)	101	0
WTI Crude December Futures	11/2025	596	39,568	(1,574)	131	0
WTI Crude February Futures	01/2025	629	42,344	166	74	(31)
WTI Crude June Futures	05/2025	221	14,792	(309)	49	0
WTI Crude March Futures	02/2025	1,061	71,299	(147)	205	(15)
WTI Crude May Futures	04/2025	592	39,676	(441)	130	0
WTI Crude September Futures	08/2025	158	10,528	(228)	36	0
Zinc January Futures	01/2025	81	6,276	301	301	0

				$(5,517)	$7,353	$(2,973)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum January Futures	01/2025	139	$(9,085)	$(505)	$0	$(505)
Brent Crude August Futures	06/2025	400	(28,372)	1,820	0	(104)
Brent Crude December Futures	10/2027	719	(50,589)	(779)	0	(216)
Brent Crude February Futures	12/2024	105	(7,484)	491	0	(28)
Brent Crude January Futures	11/2024	122	(8,718)	(44)	0	(30)
Brent Crude June Futures	04/2026	370	(26,063)	(15)	0	(100)
Brent Crude October Futures	08/2025	105	(7,435)	237	0	(27)
Brent Crude September Futures	07/2025	631	(44,719)	2,578	0	(164)
Brent Dubai Swap December Futures	12/2024	94	(80)	6	0	(2)
Brent Dubai Swap February Futures	02/2025	81	(82)	2	0	(3)
Brent Dubai Swap January Futures	01/2025	81	(78)	6	1	(2)
Brent Dubai Swap March Futures	03/2025	81	(83)	0	0	(3)
Cocoa December Futures	12/2024	496	(38,301)	(2,819)	2,773	0
Cocoa May Futures	05/2025	12	(718)	21	26	0
Copper March Futures	03/2025	21	(2,401)	(180)	26	0
Corn March Futures	03/2025	3,038	(67,026)	(2,409)	0	(949)
Cotton No. 2 December Futures	12/2024	228	(8,392)	13	0	(102)
Cotton No. 2 March Futures	03/2025	199	(7,498)	(377)	0	(84)
Gas Oil June Futures	06/2025	189	(12,403)	1,396	0	(118)

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Gas Oil March Futures	03/2025	57	$(3,745)	$231	$0	$(36)
Globex Natural Gas November Futures	10/2024	4	(117)	(15)	0	(1)
Gold 100 oz. December Futures	12/2024	2,010	(534,539)	(36,206)	1,735	(8)
Henry Hub Natural Gas April Futures	03/2026	57	(459)	47	1	0
Henry Hub Natural Gas August Futures	07/2026	60	(529)	4	1	0
Henry Hub Natural Gas December Futures	11/2026	60	(629)	(96)	2	0
Henry Hub Natural Gas February Futures	01/2026	52	(523)	(60)	0	0
Henry Hub Natural Gas January Futures	12/2025	60	(635)	(102)	0	0
Henry Hub Natural Gas July Futures	06/2026	60	(525)	9	1	0
Henry Hub Natural Gas June Futures	05/2026	57	(480)	27	1	0
Henry Hub Natural Gas March Futures	02/2026	60	(530)	4	0	0
Henry Hub Natural Gas May Futures	04/2026	60	(487)	46	2	0
Henry Hub Natural Gas November Futures	10/2026	57	(545)	(39)	2	0
Henry Hub Natural Gas October Futures	09/2026	60	(536)	(3)	1	0
Henry Hub Natural Gas September Futures	08/2026	57	(500)	7	1	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2024	7	(122)	23	0	(4)
Lead January Futures	01/2025	171	(9,001)	(263)	20	(283)
Lean Hogs December Futures	12/2024	436	(12,779)	(918)	17	0
Natural Gas April Futures	03/2025	36	(1,090)	(50)	0	(4)
Natural Gas December Futures	11/2024	45	(1,469)	(57)	0	(24)
Natural Gas January Futures	12/2024	2,614	(94,156)	3,811	0	(915)
Natural Gas March Futures	02/2025	252	(8,024)	(187)	0	(58)
Natural Gas October Futures	09/2025	368	(12,556)	(604)	0	(37)
New York Harbor March Futures	02/2025	45	(4,099)	330	0	(10)
Platinum January Futures	01/2025	13	(644)	(3)	20	0
RBOB Gasoline December Futures	11/2024	127	(10,168)	37	0	(36)
RBOB Gasoline December Futures	12/2024	6	(478)	17	0	(1)
RBOB Gasoline March Futures	02/2025	20	(1,618)	41	0	(5)
Robusta Coffee March Futures	03/2025	236	(11,788)	(151)	0	(31)
Robusta Coffee November Futures	11/2024	235	(12,920)	(3,021)	0	(38)
Silver December Futures	12/2024	319	(50,176)	(2,307)	571	0
SNG KEROS V SNG GA December Futures	12/2024	82	0	15	0	0
SNG KEROS V SNG GA November Futures	11/2024	82	(30)	43	5	0
SNG KEROS V SNG GA October Futures	10/2024	63	(59)	68	8	0
Soybean March Futures	03/2025	179	(9,742)	(705)	60	0
Soybean Meal March Futures	03/2025	188	(6,447)	(558)	45	0
Soybean November Futures	11/2024	238	(12,578)	(406)	104	0
Soybean Oil January Futures	01/2025	130	(3,379)	(197)	0	(66)
Soybean Oil March Futures	03/2025	152	(3,963)	(309)	0	(68)
U.S. Treasury 10-Year Note December Futures	12/2024	835	(95,425)	365	378	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	262	(34,871)	163	205	0
UK Natural Gas December Futures	11/2024	5	(206)	(9)	0	(3)
Wheat December Futures	12/2024	921	(26,893)	2,814	0	(184)
Wheat March Futures	03/2025	361	(10,907)	(372)	0	(72)
WTI Crude August Futures	07/2025	419	(27,956)	1	0	(96)
WTI Crude December Futures	11/2024	1,864	(126,323)	3,092	20	(174)
WTI Crude December Futures	11/2025	193	(12,813)	1,070	0	(43)
WTI Crude December Futures	11/2026	384	(25,225)	359	0	(77)
WTI Crude December Futures	11/2027	170	(11,135)	(145)	0	(37)
WTI Crude January Futures	12/2024	181	(12,218)	23	24	0
WTI Crude July Futures	06/2025	222	(14,834)	1,399	0	(47)
WTI Crude June Futures	05/2026	794	(52,420)	683	0	(214)
WTI Crude November Futures	10/2024	299	(20,383)	641	3	0
WTI Crude October Futures	09/2025	169	(11,245)	215	0	(39)

				$(31,756)	$6,053	$(5,048)

Total Futures Contracts				$(37,273)	$13,406	$(8,021)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Verizon Communications, Inc.	1.000%	Quarterly	12/20/2024	0.167%	$600	$2	$(1)	$1	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		$15,700	1,199	(611)	588	30	0
Pay	CPURNSA	2.243	Maturity	11/21/2026		39,000	2,165	(6,419)	(4,254)	0	(29)

							$3,364	$(7,029)	$(3,665)	$30	$(29)

Total Swap Agreements							$3,366	$(7,030)	$(3,664)	$30	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$13,613	$30	$13,643	$(3,008)	$(8,133)	$(29)	$(11,170)

(h)

Securities with an aggregate market value of $79,857 and cash of $13,635 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin asset of $30 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $207 and liability of $(112) for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2024	CAD	230,249		$170,241	$233	$(247)
	10/2024	DKK	150		22	0	0
	10/2024	EUR	1,665		1,841	0	(12)
	11/2024		$22	DKK	149	0	0

BRC	10/2024	GBP	36,287		$47,869	0	(644)
	10/2024		$4,411	CAD	5,988	17	0
	10/2024		16,831	GBP	12,758	226	0
	10/2024		441	NZD	697	2	0
	11/2024	NZD	697		$441	0	(2)

BSH	10/2024	BRL	45,400		8,333	0	(1)
	10/2024		$8,252	BRL	45,400	82	0
	04/2025	BRL	47,900		$8,484	0	(84)

CBK	10/2024	DKK	30		4	0	0
	10/2024	GBP	511		670	0	(13)
	11/2024	BRL	25,978		4,627	0	(125)
	11/2024		$4	DKK	30	0	0
	09/2025	ILS	497		$132	0	(3)

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

FAR	10/2024	BRL	23,251		$4,268	$0	$0
	10/2024	JPY	1		0	0	0
	10/2024	NZD	2,341		1,461	0	(26)
	10/2024		$4,209	BRL	23,251	60	0
	10/2024		176,799	EUR	158,107	0	(803)
	10/2024		1,034	NZD	1,644	11	0
	11/2024	EUR	158,107		$177,042	803	0
	11/2024	NZD	1,644		1,034	0	(11)

GLM	10/2024	BRL	52,164		9,950	394	(19)
	10/2024	CAD	161,761		119,382	0	(224)
	10/2024		$9,575	BRL	52,164	1	0
	12/2024		4,068		22,416	18	0
	04/2025	BRL	163,400		$29,325	109	(15)
	04/2025	DKK	51,300		7,584	0	(145)

JPM	10/2024	CAD	180,147		133,732	526	0
	10/2024	DKK	312		47	0	0
	10/2024		$50	DKK	338	0	0
	10/2024		2,283	EUR	2,051	0	0
	11/2024		47	DKK	312	0	0
	04/2025	BRL	3,700		$658	0	(4)

MBC	10/2024	CAD	180,167		133,948	727	0
	10/2024	GBP	12,177		16,287	7	0
	10/2024		$48,429	GBP	36,217	11	(20)
	11/2024	GBP	35,635		$47,660	18	0
	11/2024		$16,286	GBP	12,177	0	(6)

MYI	10/2024	BRL	16,500		$3,263	234	0
	10/2024	CAD	1,077		799	2	0
	10/2024	DKK	295		44	0	0
	10/2024	EUR	158,493		176,638	212	0
	10/2024		$3,029	BRL	16,500	0	0
	10/2024		37	DKK	246	0	0
	11/2024		44		294	0	0
	04/2025	DKK	104,100		$15,369	0	(314)

RBC	11/2024	CAD	1,200		888	0	0

SCX	10/2024		4,427		3,264	0	(9)
	10/2024		$30	DKK	204	0	0

UAG	12/2024	MXN	547		$28	1	0
	04/2025	DKK	49,500		7,302	0	(156)

Total Forward Foreign Currency Contracts						$3,694	$(2,883)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(305)

Total Written Options						$(496)	$(305)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	EUROBOBCO	$7.800	Maturity	12/31/2025	240,000	$0	$(31)	$0	$(31)

JPM	Receive	EUROBOBCO	7.600	Maturity	12/31/2025	60,000	0	4	4	0

							$0	$(27)	$4	$(31)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$	984	$(44)	$44	$0	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMF1NTC Index	271,752	0.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/18/2025	$34,552	$0	$(50)	$0	$(50)
	Receive	CSIXTR Index	70,123	4.690% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	462,313	276	8,975	9,251	0

CIB	Receive	CSIXTR Index	31,485	4.690% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	207,577	0	4,119	4,119	0
	Receive	PIMCODB Index(8)	404,359	0.000%	Monthly	02/18/2025	77,606	0	1,616	1,616	0

GST	Receive	BCOMF1NTC Index(9)	198,480	4.700% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	67,969	0	(498)	0	(498)
	Receive	BCOMF1TC Index	44,060	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	16,229	0	580	580	0
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/18/2025	39,073	0	(1,960)	0	(1,960)
	Receive	CSIXTR Index	65,120	4.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	429,333	0	8,521	8,521	0
	Pay	SPGCINP Index	75,127	(0.070)%	Monthly	02/18/2025	15,879	0	(660)	0	(660)

JPM	Receive	JMABFNJ2 Index	90,123	0.000%	Monthly	12/31/2024	9,302	0	0	0	0
	Pay	BCOMTR Index	2,100,289	4.420% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2025	484,511	0	(18,051)	0	(18,051)
	Receive	BCOMF1TC Index(10)	2,442,024	4.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	470,454	0	16,825	16,825	0
	Receive	CSIXTR Index	61,753	4.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	407,134	0	8,079	8,079	0
	Receive	JMABNIC5 Index(11)	704,592	0.000%	Monthly	02/18/2025	124,746	0	3,742	3,742	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/18/2025	1,004	0	30	30	0

MAC	Receive	PIMCODBU Index	4,500	0.0016	Monthly	12/16/2024	720	0	15	15	0
	Receive	CSIXTR Index	12,176	4.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	80,277	0	1,593	1,593	0
	Receive	PIMCODB Index(12)	1,238,131	0.000%	Monthly	02/18/2025	228,143	0	4,782	4,782	0

MEI	Receive	BCOMCT3 Index	102,320	0.100% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/18/2025	8,284	0	125	125	0
	Receive	CSIXTR Index	133,430	4.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	879,693	0	17,467	17,467	0

RBC	Receive	CSIXTR Index	58,058	4.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	382,774	0	7,599	7,599	0

SOG	Receive	CSIXTR Index	72,383	4.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	477,217	0	9,470	9,470	0

UAG	Receive	CSIXTR Index	75,986	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	500,968	0	9,949	9,949	0

								$276	$82,268	$103,763	$(21,219)

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(6)	4.080%	Maturity	10/16/2025	$70,058	$0	$797	$797	$0
	Pay	GOLDLNPM Index(6)	4.203	Maturity	10/22/2025	13,557	0	168	168	0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	162,405	0	5,296	5,296	0

							$0	$6,261	$6,261	$0

Total Swap Agreements							$232	$88,546	$110,028	$(21,250)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BPS	$233	$0	$9,251	$9,484	$(259)	$0	$(81)	$(340)	$9,144	$(8,075)	$1,069
BRC	245	0	0	245	(646)	0	0	(646)	(401)	614	213
BSH	82	0	0	82	(85)	0	0	(85)	(3)	0	(3)
CBK	0	0	0	0	(141)	0	0	(141)	(141)	0	(141)
CIB	0	0	5,735	5,735	0	0	0	0	5,735	(6,360)	(625)
FAR	874	0	0	874	(840)	0	0	(840)	34	0	34
GLM	522	0	0	522	(403)	(305)	0	(708)	(186)	0	(186)
GST	0	0	9,101	9,101	0	0	(3,118)	(3,118)	5,983	(5,930)	53
JPM	526	0	34,941	35,467	(4)	0	(18,051)	(18,055)	17,412	(16,854)	558
MAC	0	0	6,390	6,390	0	0	0	0	6,390	(6,228)	162
MBC	763	0	0	763	(26)	0	0	(26)	737	(320)	417
MEI	0	0	17,592	17,592	0	0	0	0	17,592	(17,600)	(8)
MYI	448	0	0	448	(314)	0	0	(314)	134	519	653
RBC	0	0	7,599	7,599	0	0	0	0	7,599	(6,640)	959
SCX	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
SOG	0	0	9,470	9,470	0	0	0	0	9,470	(9,420)	50
UAG	1	0	9,949	9,950	(156)	0	0	(156)	9,794	(10,008)	(214)

Total Over the Counter	$3,694	$0	$110,028	$113,722	$(2,883)	$(305)	$(21,250)	$(24,438)

(j)

Securities with an aggregate market value of $1,959 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal and Other Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

(8)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	3.0%	$2,359
Arabica Coffee March 2025 Futures	7.0	5,471
Brent Crude March 2025 Futures	5.5	4,253
Copper March 2025 Futures	0.4	310

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Cotton No. 02 March 2025 Futures	1.3%	$1,009
Gas Oil March 2025 Futures	2.9	2,243
Gold 100 oz. December 2024 Futures	16.9	13,108
Gold 100 oz. February 2025 Futures	6.5	5,044
Live Cattle December 2024 Futures	2.8	2,188
Live Cattle February 2025 Futures	5.6	4,315
New York Harbor ULSD March 2025 Futures	1.4	1,071
Nickel March 2025 Futures	4.4	3,399
NYMEX — Natural Gas March 2025 Futures	1.1	822
RBOB Gasoline March 2025 Futures	8.1	6,294
Silver December 2024 Futures	3.5	2,732
Silver March 2025 Futures	1.4	1,110
Sugar No. 11 March 2025 Futures	5.2	4,051
Wheat March 2025 Futures	0.1	109
WTI Crude March 2025 Futures	8.0	6,185
Zinc March 2025 Futures	2.5	1,925
Zinc November 2024 Futures	0.8	621

Total Long Futures Contracts		$68,619

Cash	11.6%	$8,987

Total Notional Amount		$77,606

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Aluminum January 2025 Futures	21.8%	$14,804	Aluminum November 2024 Futures	(22.1)%	$(15,021)
Gas Oil January 2025 Futures	11.2	7,585	Arabica Coffee December 2024 Futures	(0.4)	(272)
Lead January 2025 Futures	4.0	2,739	Brent Crude January 2025 Futures	(0.6)	(421)
New York Harbor ULSD January 2025 Futures	8.4	5,689	Copper December 2024 Futures	(0.6)	(387)
Nickel January 2025 Futures	12.8	8,686	Corn December 2024 Futures	(0.5)	(319)
NYMEX — Natural Gas January 2025 Futures	50.4	34,277	Cotton No. 02 December 2024 Futures	(0.1)	(88)
RBOB Gasoline January 2025 Futures	9.0	6,138	Gas Oil November 2024 Futures	(11.4)	(7,776)
Soybean Meal January 2025 Futures	15.1	10,236	Gold 100 oz. December 2024 Futures	(1.7)	(1,135)
Soybean Oil January 2025 Futures	14.0	9,516	Hard Red Winter Wheat December 2024 Futures	(0.2)	(102)
Soybeans January 2025 Futures	23.2	15,796	Lead November 2024 Futures	(4.1)	(2,760)
WTI Crude January 2025 Futures	30.9	21,016	Lean Hogs December 2024 Futures	(0.2)	(116)
Zinc January 2025 Futures	13.9	9,414	Live Cattle December 2024 Futures	(0.3)	(231)
			New York Harbor ULSD November 2024 Futures	(8.5)	(5,757)
			Nickel November 2024 Futures	(12.9)	(8,775)
			NYMEX — Natural Gas November 2024 Futures	(41.7)	(28,357)
			RBOB Gasoline November 2024 Futures	(9.4)	(6,382)
			Silver December 2024 Futures	(0.5)	(367)
			Soybean Meal December 2024 Futures	(15.3)	(10,427)
			Soybean Oil December 2024 Futures	(14.3)	(9,699)
			Soybeans November 2024 Futures	(23.3)	(15,830)
			Sugar No. 11 March 2025 Futures	(0.3)	(184)
			Wheat December 2024 Futures	(0.2)	(163)
			WTI Crude November 2024 Futures	(31.8)	(21,641)
			Zinc November 2024 Futures	(14.1)	(9,550)

Total Long Futures Contracts		$145,896	Total Short Futures Contracts		$(145,760)

U.S. Treasury Bills	100.0%	67,969	Cash	(0.2)%	$(136)

		$213,865			$(145,896)

Total Notional Amount					$67,969

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2025 Futures	4.4%	$20,516
Arabica Coffee December 2024 Futures	4.0	19,038
Brent Crude January 2025 Futures	6.4	30,006
Copper December 2024 Futures	5.8	27,441
Corn December 2024 Futures	4.8	22,602
Cotton No. 02 December 2024 Futures	1.3	6,241
Gas Oil January 2025 Futures	2.2	10,511
Gold 100 oz. December 2024 Futures	17.1	80,594
Hard Red Winter Wheat December 2024 Futures	1.5	7,321
Lead January 2025 Futures	0.8	3,799

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Lean Hogs December 2024 Futures	1.7%	$8,081
Live Cattle December 2024 Futures	3.4	16,255
New York Harbor ULSD January 2025 Futures	1.7	7,886
Nickel January 2025 Futures	2.6	12,035
NYMEX — Natural Gas January 2025 Futures	10.1	47,509
RBOB Gasoline January 2025 Futures	1.8	8,508
Silver December 2024 Futures	5.6	26,156
Soybean Meal January 2025 Futures	3.0	14,187
Soybean Oil January 2025 Futures	2.8	13,189
Soybeans January 2025 Futures	4.7	21,891
Sugar No. 11 March 2025 Futures	2.8	12,940
Wheat December 2024 Futures	2.5	11,569
WTI Crude January 2025 Futures	6.2	29,132
Zinc January 2025 Futures	2.8	13,047

Total Long Futures Contracts		$470,454

Total Notional Amount		$470,454

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2025 Futures	16.9%	$21,065
Cotton No. 02 December 2024 Futures	1.6	1,939
Gas Oil February 2025 Futures	2.6	3,267
Gold 100 oz. December 2024 Futures	20.1	25,032
Live Cattle December 2024 Futures	6.1	7,627
LME — Copper November 2024 Futures	8.1	10,051
New York Harbor ULSD February 2025 Futures	3.9	4,894
Nickel November 2024 Futures	4.3	5,436
RBOB Gasoline February 2025 Futures	4.1	5,124
Silver December 2024 Futures	6.5	8,124
Soybean Meal December 2024 Futures	10.5	13,040
Soybeans November 2024 Futures	12.1	15,137
Sugar No. 11 March 2025 Futures	3.2	4,019

Total Long Futures Contracts		$124,755

Cash	0.0%	$(9)

Total Notional Amount		$124,746

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(12)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	3.1%	$7,055
Arabica Coffee March 2025 Futures	7.1	16,296
Brent Crude May 2025 Futures	5.6	12,665
Copper March 2025 Futures	0.4	948
Cotton No. 02 March 2025 Futures	1.3	2,971
Gas Oil May 2025 Futures	2.9	6,638
Gold 100 oz. April 2025 Futures	6.5	14,893
Gold 100 oz. December 2024 Futures	17.0	38,693
Live Cattle April 2025 Futures	5.6	12,688
Live Cattle December 2024 Futures	2.8	6,419
New York Harbor ULSD May 2025 Futures	1.4	3,193
Nickel March 2025 Futures	4.4	10,050
NYMEX — Natural Gas March 2025 Futures	1.0	2,379
RBOB Gasoline May 2025 Futures	8.3	18,859
Silver December 2024 Futures	3.7	8,333
Silver March 2025 Futures	1.5	3,390
Sugar No. 11 March 2025 Futures	5.3	12,130
Wheat March 2025 Futures	0.1	317
WTI Crude May 2025 Futures	8.1	18,440
Zinc December 2024 Futures	0.8	1,898
Zinc March 2025 Futures	2.6	5,869

Total Long Futures Contracts		$204,124

Cash	10.5%	$24,019

Total Notional Amount		$228,143

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$12,898	$0	$49	$0	$666	$13,613
Swap Agreements	0	0	0	0	30	30

	$12,898	$0	$49	$0	$696	$13,643

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,694	$0	$3,694
Swap Agreements	110,028	0	0	0	0	110,028

	$110,028	$0	$0	$3,694	$0	$113,722

	$122,926	$0	$49	$3,694	$696	$127,365

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$3,008	$0	$0	$0	$0	$3,008
Futures	7,862	0	93	0	178	8,133
Swap Agreements	0	0	0	0	29	29

	$10,870	$0	$93	$0	$207	$11,170

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,883	$0	$2,883
Written Options	0	0	0	0	305	305
Swap Agreements	21,250	0	0	0	0	21,250

	$21,250	$0	$0	$2,883	$305	$24,438

	$32,120	$0	$93	$2,883	$512	$35,608

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2024:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$959	$0	$0	$0	$0	$959
Written Options	5,536	0	0	0	0	5,536
Futures	(60,372)	0	0	0	(4,471)	(64,843)
Swap Agreements	0	3	0	0	318	321

	$(53,877)	$3	$0	$0	$(4,153)	$(58,027)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,806	$0	$5,806
Swap Agreements	(258,204)	97	0	0	0	(258,107)

	$(258,204)	$97	$0	$5,806	$0	$(252,301)

	$(312,081)	$100	$0	$5,806	$(4,153)	$(310,328)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$45	$0	$0	$0	$0	$45
Written Options	(463)	0	0	0	0	(463)
Futures	(28,624)	0	0	0	767	(27,857)
Swap Agreements	0	(2)	0	0	(590)	(592)

	$(29,042)	$(2)	$0	$0	$177	$(28,867)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,770)	$0	$(11,770)
Written Options	0	0	0	0	89	89
Swap Agreements	31,106	(90)	0	0	0	31,016

	$31,106	$(90)	$0	$(11,770)	$89	$19,335

	$2,064	$(92)	$0	$(11,770)	$266	$(9,532)

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$348,024	$0	$348,024
Industrials	0	42,515	0	42,515
Utilities	0	20,758	0	20,758
U.S. Government Agencies	0	273,814	0	273,814
U.S. Treasury Obligations	0	218,101	0	218,101
Non-Agency Mortgage-Backed Securities	0	130,104	19,885	149,989
Asset-Backed Securities	0	621,165	998	622,163
Sovereign Issues	0	39,469	0	39,469
Common Stocks
Financials	268	0	0	268
Commodities	0	605,790	0	605,790
Short-Term Instruments
Commercial Paper	0	88,569	0	88,569
Repurchase Agreements	0	2,889,022	0	2,889,022
Short-Term Notes	0	1,971	0	1,971
U.S. Treasury Bills	0	150,242	0	150,242
Municipal Bonds & Notes	0	1,101	0	1,101

	$268	$5,430,645	$20,883	$5,451,796

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$193,495	$0	$0	$193,495

Total Investments	$193,763	$5,430,645	$20,883	$5,645,291

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,515)	$0	$(13,515)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,823	613	0	13,436
Over the counter	0	113,722	0	113,722

	$12,823	$114,335	$0	$127,158

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,852)	(206)	0	(11,058)
Over the counter	0	(24,438)	0	(24,438)

	$(10,852)	$(24,644)	$0	$(35,496)

Total Financial Derivative Instruments	$1,971	$89,691	$0	$91,662

Totals	$195,734	$5,506,821	$20,883	$5,723,438

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.3%

CORPORATE BONDS & NOTES 0.4%

BANKING & FINANCE 0.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$532	$497

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	6	1
1.500% due 10/01/2053		4,290	518
2.000% due 10/01/2053		10,274	1,313
2.500% due 10/01/2047		10	1

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		80	10
1.500% due 10/01/2053		17,494	2,114
2.000% due 10/01/2053		5,095	652
2.500% due 10/01/2047		2	0

Nykredit Realkredit AS
1.000% due 10/01/2053		19	2
1.500% due 10/01/2052		49,110	6,130
1.500% due 10/01/2053		1,495	162
2.000% due 10/01/2053		19	2
2.500% due 10/01/2047		9	1

Realkredit Danmark AS
2.000% due 10/01/2053		4,292	510
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 •	EUR	400	421
4.664% due 01/16/2026 ~		400	446
6.373% due 07/15/2026 •		$250	253
7.750% due 03/01/2029 •	EUR	400	510

			13,544

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$900	891

UTILITIES 0.0%

Eversource Energy
2.900% due 10/01/2024		200	200

Total Corporate Bonds & Notes (Cost $16,971)			14,635

U.S. GOVERNMENT AGENCIES 19.3%

Fannie Mae
5.780% due 03/25/2036 •		33	33
5.840% due 02/25/2037 •		225	224

Freddie Mac
6.300% due 01/01/2034 •		33	33
6.840% due 06/01/2033 •		26	27

Ginnie Mae
5.461% due 08/20/2068 •		4,571	4,558

Ginnie Mae, TBA
3.500% due 10/01/2054 - 11/01/2054		144,900	136,153

Uniform Mortgage-Backed Security
4.500% due 09/01/2052 - 11/01/2052		935	920

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054		200,889	193,107
4.500% due 11/01/2054 - 12/01/2054		182,900	179,998
5.500% due 11/01/2054		21,700	21,953
6.000% due 11/01/2054		128,300	131,131
6.500% due 11/01/2054		38,300	39,468

Total U.S. Government Agencies (Cost $709,523)			707,605

U.S. TREASURY OBLIGATIONS 59.5%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2026		98,550	95,825
0.125% due 07/15/2026 (h)		204,213	199,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 10/15/2026	$257,307	$250,245
0.125% due 04/15/2027 (h)(j)	6,015	5,792
0.125% due 01/15/2030	23,472	21,907
0.125% due 07/15/2030	82,376	76,629
0.125% due 01/15/2031	77,690	71,415
0.125% due 07/15/2031 (j)	72,735	66,566
0.125% due 01/15/2032	6,581	5,951
0.250% due 07/15/2029	16,621	15,775
0.250% due 02/15/2050 (j)	612	407
0.375% due 07/15/2025	53,228	52,470
0.375% due 07/15/2025 (h)	44,166	43,537
0.375% due 01/15/2027	69,791	67,818
0.375% due 07/15/2027	64,290	62,528
0.500% due 01/15/2028	88,366	85,579
0.625% due 01/15/2026 (h)	9,637	9,453
0.625% due 02/15/2043 (j)	575	462
0.750% due 07/15/2028	167,504	163,829
0.750% due 02/15/2042 (j)	5,011	4,181
0.750% due 02/15/2045 (j)	1,336	1,069
0.875% due 01/15/2029 (f)(h)	160,812	157,035
0.875% due 02/15/2047 (j)	651	524
1.000% due 02/15/2046	4,646	3,876
1.125% due 01/15/2033	18,795	18,143
1.250% due 04/15/2028	121,323	120,207
1.375% due 07/15/2033	33,762	33,297
1.375% due 02/15/2044	7,666	6,999
1.625% due 10/15/2027	114,990	115,769
1.750% due 01/15/2028 (h)	59,947	60,450
1.875% due 07/15/2034	12,429	12,738
2.125% due 04/15/2029	179,074	184,098
2.125% due 02/15/2040	3,929	4,104
2.125% due 02/15/2041	3,339	3,497
2.125% due 02/15/2054	8,096	8,427
2.375% due 10/15/2028	72,498	75,313
2.500% due 01/15/2029 (h)	54,219	56,561
3.875% due 04/15/2029	15,595	17,217

Total U.S. Treasury Obligations (Cost $2,187,537)		2,178,790

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

Adjustable Rate Mortgage Trust
5.592% due 09/25/2035 ~	212	186
5.598% due 10/25/2035 ~	103	98

Alliance Bancorp Trust
5.449% due 07/25/2037 •	1,407	1,213

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •	78	66
6.043% due 11/25/2046 •	4,592	1,161

BAMLL Commercial Mortgage Securities Trust
6.261% due 09/15/2038 •	3,100	2,973

Banc of America Funding Trust
4.346% due 01/20/2047 ~	2,896	2,490
4.824% due 05/20/2036 ~	94	83
5.017% due 01/20/2047 ~	61	53
5.591% due 05/25/2035 ~	9	8
5.655% due 05/20/2035 •	55	50

Banc of America Mortgage Trust
5.064% due 11/25/2035 ~	110	97
6.192% due 07/25/2035 ~	101	97

BCAP LLC Trust
4.603% due 04/26/2036 ~	490	429
5.309% due 01/25/2037 •	510	467

Bear Stearns Adjustable Rate Mortgage Trust
4.798% due 02/25/2036 ~	83	76
4.900% due 07/25/2036 ~	278	242
6.538% due 10/25/2035 ~	150	148
6.640% due 05/25/2033 ~	9	9
8.250% due 07/25/2034 ~	19	19

Bear Stearns ALT-A Trust
4.492% due 09/25/2047 ~	2,578	1,296
5.240% due 09/25/2035 ~	146	88
5.289% due 02/25/2034 •	196	185
6.615% due 09/25/2034 ~	63	61

Beast Mortgage Trust
6.397% due 02/15/2037 •	2,200	1,959

Chase Mortgage Finance Trust
4.578% due 12/25/2035 ~	51	47

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.684% due 03/25/2037 ~	$408	$391
4.922% due 09/25/2036 ~	292	235

CIM Trust
1.951% due 06/25/2057 ~	2,367	2,178
6.395% due 02/25/2049 •	80	78

Citigroup Mortgage Loan Trust
4.181% due 12/25/2035 ~	188	118
6.830% due 09/25/2035 •	8	8
7.410% due 05/25/2035 •	23	22
7.860% due 03/25/2036 •	18	18

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	131	114

Countrywide Alternative Loan Trust
4.638% due 11/25/2035 ~	129	118
5.000% due 07/25/2035	663	371
5.255% due 02/20/2047 •	2,234	1,786
5.270% due 12/20/2046 •	172	148
5.329% due 05/25/2047 •	742	702
5.389% due 07/25/2046 •	64	57
5.500% due 07/25/2035	92	68
6.000% due 03/25/2037	180	67
6.123% due 12/25/2035 •	178	150
6.315% due 03/25/2037 •	179	97
6.500% due 08/25/2032	18	19

Countrywide Home Loan Mortgage Pass-Through Trust
4.511% due 10/20/2035 ~	5	5
4.844% due 09/25/2047 ~	206	190
5.500% due 11/25/2035	53	29
5.500% due 04/25/2038	72	72
5.609% due 03/25/2035 •	23	22
6.000% due 04/25/2036	264	130

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.119% due 09/29/2036 •	622	608
5.401% due 10/26/2036 ~	267	236
6.421% due 10/25/2037 ~	1,298	784

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	186	158

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.069% due 10/25/2036 •	46	37

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	1,589	635

GSR Mortgage Loan Trust
4.771% due 11/25/2035 ~	381	315
5.051% due 11/25/2035 ~	67	64
5.600% due 11/25/2035 ~	155	81

HarborView Mortgage Loan Trust
4.867% due 01/19/2036 •	910	566
5.459% due 09/19/2037 •	44	37
5.519% due 05/19/2035 •	260	249
6.031% due 08/19/2036 ~	18	18

IndyMac IMSC Mortgage Loan Trust
5.329% due 07/25/2047 •	1,093	728

IndyMac INDX Mortgage Loan Trust
4.285% due 09/25/2035 ~	135	111
4.630% due 06/25/2035 ~	49	46
5.349% due 09/25/2046 •	2,032	1,772
5.369% due 11/25/2046 •	219	196
5.489% due 10/25/2034 ~	197	190
5.529% due 07/25/2035 •	158	114

JP Morgan Alternative Loan Trust
5.429% due 12/25/2036 •	2,190	2,020

JP Morgan Chase Commercial Mortgage Securities Trust
6.594% due 12/15/2031 •	286	265

JP Morgan Mortgage Trust
4.231% due 07/27/2037 ~	142	134
5.084% due 08/25/2036 ~	62	49
5.321% due 11/25/2035 ~	91	73
5.634% due 07/25/2035 ~	35	34
5.822% due 06/25/2036 ~	338	241
6.484% due 06/25/2035 ~	12	12

Luminent Mortgage Trust
5.369% due 10/25/2046 •	332	300

MASTR Adjustable Rate Mortgages Trust
5.449% due 05/25/2037 •	241	100

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Alternative Note Asset Trust
4.779% due 06/25/2037 ~		$212	$104
5.569% due 03/25/2037 •		613	150

Merrill Lynch Mortgage Investors Trust
4.333% due 05/25/2034 ~		75	67
5.211% due 06/25/2035 ~		106	103
5.370% due 09/25/2035 ~		59	48
6.607% due 05/25/2036 ~		5	5

Merrill Lynch Mortgage-Backed Securities Trust
4.271% due 04/25/2037 ~		582	508

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		472	454
4.500% due 05/25/2058 ~		58	58

Residential Accredit Loans, Inc. Trust
4.404% due 08/25/2035 ~		391	154
5.269% due 08/25/2035 •		411	311
5.349% due 12/25/2036 •		678	598
5.604% due 02/25/2036 ~		244	215

Residential Asset Securitization Trust
5.369% due 05/25/2035 •		720	446
6.500% due 09/25/2036		640	228
6.500% due 06/25/2037		11,843	2,649

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037		413	329
6.092% due 09/25/2035 ~		827	566
6.500% due 03/25/2032		124	124

Sequoia Mortgage Trust
5.133% due 01/20/2047 ~		239	175
5.779% due 10/19/2026 •		6	6

Structured Adjustable Rate Mortgage Loan Trust
5.228% due 02/25/2036 ~		188	100
5.289% due 10/25/2035 •		371	351

Structured Asset Mortgage Investments Trust
5.349% due 06/25/2036 •		67	65
5.389% due 04/25/2036 •		6	5
5.409% due 05/25/2046 •		2,475	874
5.579% due 07/19/2035 •		357	341

Towd Point Mortgage Trust
5.969% due 05/25/2058 •		3,172	3,272

Wachovia Mortgage Loan Trust LLC
4.223% due 08/20/2035 ~		69	63

WaMu Mortgage Pass-Through Certificates Trust
4.168% due 02/25/2037 ~		78	67
4.390% due 12/25/2046 •		414	355
4.588% due 08/25/2036 ~		51	46
4.918% due 09/25/2036 ~		535	454
5.863% due 01/25/2047 •		922	830
6.103% due 06/25/2046 •		72	66
6.123% due 08/25/2046 •		174	159
6.323% due 11/25/2042 •		41	39
6.623% due 11/25/2046 •		438	386
6.806% due 09/25/2033 ~		20	20

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		104	87

Wells Fargo Mortgage-Backed Securities Trust
6.169% due 04/25/2036 ~		176	173
7.578% due 10/25/2036 ~		4	3

Total Non-Agency Mortgage-Backed Securities (Cost $56,309)			46,021

ASSET-BACKED SECURITIES 12.2%

522 Funding CLO Ltd.
6.584% due 10/20/2031 •		2,438	2,442

ABFC Trust
5.249% due 10/25/2036 •		3,099	2,891

ACAS CLO Ltd.
6.431% due 10/18/2028 •		541	541

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		18	7

Adagio CLO DAC
4.405% due 10/15/2031 •	EUR	2,395	2,662

Allegro CLO Ltd.
6.516% due 10/16/2031 •		$2,000	2,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •		$2,900	$2,906

Apidos CLO
6.441% due 07/18/2029 •		183	183
6.477% due 07/17/2030 •		140	140

Aqueduct European CLO DAC
4.328% due 07/20/2030 •	EUR	2,017	2,247

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		$18,522	18,512

Ares European CLO DAC
4.295% due 04/15/2030 •	EUR	952	1,059
4.465% due 10/15/2031 •		1,564	1,742
4.538% due 04/20/2032 •		5,195	5,768

Argent Securities Trust
5.269% due 07/25/2036 •		$4,062	3,596
5.289% due 05/25/2036 •		2,346	573

Armada Euro CLO DAC
4.405% due 07/15/2031 •	EUR	5,291	5,896

Atlas Senior Loan Fund Ltd.
6.624% due 04/22/2031 •		$2,079	2,081
6.653% due 01/15/2031 •		176	177

Avoca CLO DAC
4.514% due 01/12/2031 •	EUR	1,458	1,624

Bain Capital Euro CLO DAC
4.428% due 01/20/2032 •		5,739	6,393

Bear Stearns Asset-Backed Securities Trust
5.919% due 10/25/2037 •		$1,367	1,337

Benefit Street Partners CLO Ltd.
6.643% due 07/15/2032 •		2,150	2,150

BlueMountain Fuji EUR CLO DAC
4.405% due 01/15/2031 •	EUR	9,762	10,861

BPCRE Ltd.
7.414% due 01/16/2037 •		$2,204	2,202

Cairn CLO DAC
4.465% due 10/15/2031 •	EUR	3,067	3,407

Carbone CLO Ltd.
6.684% due 01/20/2031 •		$1,739	1,741

Carlyle Euro CLO DAC
4.172% due 08/15/2030 •	EUR	190	212
4.385% due 01/15/2031 •		7,442	8,268

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031		5,195	5,777

CBAM Ltd.
6.664% due 04/20/2032 •		$1,502	1,504
6.794% due 07/20/2030 •		1,163	1,165

Cedar Funding CLO Ltd.
6.647% due 07/17/2031 •		1,913	1,914

Cent CLO Ltd.
6.495% due 07/27/2030 •		405	405

CIFC Funding Ltd.
6.494% due 04/20/2030 •		183	183

CIT Mortgage Loan Trust
6.469% due 10/25/2037 •		3,706	3,771

Citigroup Mortgage Loan Trust
5.049% due 01/25/2037 •		38	28
5.149% due 03/25/2037 •		8,805	7,459
5.319% due 03/25/2037 •		5,495	4,654
5.429% due 12/25/2036 •		917	627
5.464% due 10/25/2036 •		7,400	7,255
5.669% due 11/25/2046 •		11,000	9,332
5.674% due 03/25/2037 •		3,200	3,061

Countrywide Asset-Backed Certificates Trust
4.058% due 11/25/2034 •		7,502	6,629
5.109% due 07/25/2037 •		2,619	2,448
5.169% due 09/25/2037 •		1,406	1,279
5.469% due 03/25/2037 •		4,482	4,360

Crestline Denali CLO Ltd.
6.685% due 10/23/2031 •		6,210	6,218

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •	EUR	2,759	3,066
4.335% due 10/15/2031 •		7,822	8,696

Dryden CLO Ltd.
6.390% due 05/15/2031 •		$1,307	1,308
6.536% due 01/17/2033 •		1,850	1,851

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden Euro CLO DAC
4.292% due 05/15/2032	EUR	1,871	$2,074

Dryden Senior Loan Fund
6.463% due 04/15/2029 •		$2,377	2,379

Elevation CLO Ltd.
6.496% due 10/25/2030 •		289	290

Euro-Galaxy CLO DAC
4.325% due 04/24/2034 •	EUR	5,935	6,570

Fremont Home Loan Trust
5.239% due 10/25/2036 •		$441	396

Galaxy CLO Ltd.
6.533% due 10/15/2030 •		1,806	1,808

Greywolf CLO Ltd.
6.706% due 01/27/2031 •		632	633

GSAA Home Equity Trust
5.569% due 03/25/2037 •		502	204

GSAMP Trust
5.339% due 03/25/2047 •		2,446	1,966
5.489% due 02/25/2046 •		1,539	1,476
5.944% due 03/25/2035 •		1,034	990

Harvest CLO DAC
4.325% due 10/15/2031 •	EUR	7,497	8,325
4.368% due 10/20/2031 •		4,466	4,956
4.419% due 11/18/2030 •		2,853	3,175

Home Equity Asset Trust
5.644% due 02/25/2036 •		$1,975	1,928

Home Equity Mortgage Loan Asset-Backed Trust
5.189% due 04/25/2037 •		1,535	1,180

HSI Asset Securitization Corp. Trust
5.269% due 07/25/2036 •		6,961	3,096
5.509% due 02/25/2036 •		860	852

ICG U.S. CLO Ltd.
6.624% due 07/22/2031 •		3,454	3,457

IndyMac INDB Mortgage Loan Trust
5.109% due 07/25/2036 •		3,814	1,246

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		52	52
5.249% due 06/25/2037 •		4,500	4,002
5.269% due 07/25/2036 •		12,117	5,247

Jubilee CLO DAC
4.335% due 04/15/2031 •	EUR	800	890

KKR CLO Ltd.
6.481% due 07/18/2030 •		$1,604	1,605
6.513% due 07/15/2030 •		1,022	1,023

LCM LP
6.693% due 10/15/2031 •		2,151	2,153

LCM Ltd.
6.614% due 01/20/2031 •		1,026	1,027
6.633% due 04/15/2031 •		1,695	1,697

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		2,068	1,943

Lehman XS Trust
4.552% due 06/25/2036 þ		2,301	2,243
5.289% due 05/25/2036 •		1,000	856

LoanCore Issuer Ltd.
6.892% due 01/17/2037 •		6,969	6,973

Madison Park Euro Funding DAC
4.435% due 01/15/2032 •	EUR	4,491	5,003

Madison Park Funding Ltd.
6.495% due 07/27/2031 •		$1,734	1,743
6.534% due 04/20/2032 •		1,844	1,846

Man GLG Euro CLO DAC
4.171% due 12/15/2031 •	EUR	4,253	4,734

Marble Point CLO Ltd.
6.603% due 10/15/2030 •		$1,593	1,594

MASTR Asset-Backed Securities Trust
5.269% due 10/25/2036 •		1,447	478

MASTR Specialized Loan Trust
5.709% due 01/25/2037 •		18,521	7,603

MF1 Ltd.
6.897% due 12/15/2035 •		1,057	1,059

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 05/25/2037 •		340	306

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
5.689% due 04/25/2037 •		$576	$158
6.410% due 11/25/2036 þ		1,466	335

Mountain View CLO Ltd.
6.683% due 07/15/2031 •		3,013	3,016

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •		2,921	2,923

New Century Home Equity Loan Trust
5.734% due 02/25/2035 •		1,148	1,132

NovaStar Mortgage Funding Trust
5.309% due 11/25/2036 •		7,842	2,421
5.674% due 01/25/2036 •		491	487

OAK Hill European Credit Partners DAC
4.418% due 01/20/2032 •	EUR	1,754	1,953
4.428% due 10/20/2031		3,223	3,576

Oaktree CLO Ltd.
6.654% due 04/22/2030 •		$2,139	2,140

OCP CLO Ltd.
6.664% due 07/20/2029 •		1,916	1,917

OCP Euro CLO DAC
4.568% due 09/22/2034 •	EUR	9,656	10,725

OZLM Ltd.
6.482% due 10/20/2031 •		$373	374
6.704% due 07/20/2032 •		3,700	3,704
6.767% due 10/30/2030 •		99	99

Palmer Square European Loan Funding DAC
4.405% due 10/15/2031 •	EUR	5,993	6,664
4.465% due 04/15/2031 •		3,792	4,223

Palmer Square Loan Funding Ltd.
6.363% due 10/15/2029 •		$251	251

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.994% due 12/25/2034 •		3,100	3,005

Popular ABS Mortgage Pass-Through Trust
5.279% due 06/25/2047 •		2,000	1,864
5.839% due 02/25/2036 •		4,300	4,063

Rad CLO Ltd.
6.665% due 07/24/2032 •		1,400	1,401

Renaissance Home Equity Loan Trust
6.069% due 09/25/2037 •		13,266	5,605

Residential Asset Securities Corp. Trust
5.269% due 09/25/2036 •		8,703	7,957
5.449% due 08/25/2036 •		611	572

Saranac CLO Ltd.
6.333% due 08/13/2031 •		1,538	1,540

Securitized Asset-Backed Receivables LLC Trust
5.229% due 12/25/2036 •		1,581	1,457
5.409% due 10/25/2036 •		18,316	6,237
5.469% due 05/25/2036 •		3,767	1,980

Sound Point CLO Ltd.
6.624% due 01/20/2032 •		1,308	1,309
6.664% due 01/21/2031 •		1,442	1,444

Soundview Home Loan Trust
5.089% due 11/25/2036 •		422	119

Structured Asset Investment Loan Trust
5.689% due 04/25/2033 •		751	776

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		4,667	4,671

TCW CLO Ltd.
6.516% due 04/25/2031 •		3,052	3,054

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toro European CLO DAC
4.624% due 01/12/2032 •	EUR	4,892	$5,436

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		$6,189	6,166

Venture CLO Ltd.
6.370% due 09/07/2030 •		1,730	1,731
6.594% due 07/20/2030 •		2,217	2,219
6.623% due 07/15/2031 •		3,289	3,291
6.644% due 01/20/2029 •		222	222
6.674% due 04/20/2032 •		9,000	9,009
6.677% due 07/30/2032 •		14,700	14,716

VMC Finance LLC
7.241% due 02/18/2039 •		10,935	10,883

Voya CLO Ltd.
6.497% due 04/17/2030 •		1,161	1,162
6.543% due 06/07/2030 •		461	461
6.563% due 10/15/2030 •		2,484	2,487
6.663% due 07/14/2031 •		1,315	1,316
6.773% due 10/15/2030 •		3,357	3,360

Wellfleet CLO Ltd.
6.714% due 07/20/2032 •		7,648	7,656

Wells Fargo Home Equity Asset-Backed Securities Trust
7.369% due 12/25/2034 •		1,460	1,457

Wind River CLO Ltd.
6.591% due 07/18/2031 •		877	878
6.643% due 07/15/2031 •		3,231	3,235

Total Asset-Backed Securities (Cost $468,916)			446,525

SOVEREIGN ISSUES 10.3%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (b)	BRL	1,500	275
0.000% due 04/01/2025 (b)		283,900	49,408

Canada Government Bond
4.250% due 12/01/2026 (c)	CAD	20,669	16,206

France Government International Bond
0.100% due 03/01/2026 (c)	EUR	25,890	28,472
0.100% due 07/25/2031 (c)		51,861	55,443
0.100% due 07/25/2038 (c)		354	346

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		10,833	11,527
1.400% due 05/26/2025 (c)		98,495	108,932
1.800% due 05/15/2036 (c)		4,070	4,552

Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	3,713,814	26,705
0.100% due 03/10/2029 (c)		10,643,655	76,945

Total Sovereign Issues (Cost $403,019)			378,811

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(d)		3,840,000	3,894

Total Preferred Securities (Cost $3,840)			3,894

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 27.2%

COMMERCIAL PAPER 1.5%

Conagra Brands, Inc.
5.200% due 10/10/2024	$2,250	$2,247

Crown Castle, Inc.
5.270% due 10/24/2024	1,350	1,345
5.270% due 10/29/2024	6,260	6,234
5.300% due 10/24/2024	6,150	6,128
5.720% due 10/01/2024	3,800	3,799

Dominion Resources, Inc.
5.290% due 10/15/2024	1,550	1,547

Harley-Davidson Financial Services, Inc.
5.970% due 10/17/2024	950	948
5.990% due 10/02/2024	150	150

Jones Lang LaSalle Finance BV
5.070% due 10/22/2024	5,460	5,443
5.380% due 10/09/2024	9,900	9,888
5.400% due 10/09/2024	2,500	2,497

Reckitt Benckiser Treasury Services PLC
5.350% due 10/18/2024	13,100	13,068

		53,294

REPURCHASE AGREEMENTS (e) 19.6%
		717,245

U.S. TREASURY BILLS 6.1%
5.274% due 10/03/2024 - 12/19/2024 (a)(b)(h)	224,365	223,731

Total Short-Term Instruments (Cost $995,973)		994,270

Total Investments in Securities (Cost $4,842,088)		4,770,551

	SHARES
INVESTMENTS IN AFFILIATES 7.4%

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%

PIMCO Short-Term Floating NAV Portfolio III	27,633,477	269,067

Total Short-Term Instruments (Cost $268,944)		269,067

Total Investments in Affiliates (Cost $268,944)		269,067

Total Investments 137.7% (Cost $5,111,032)		$5,039,618

Financial Derivative Instruments (g)(i) 3.6% (Cost or Premiums, net $2,271)		132,551

Other Assets and Liabilities, net (41.3)%		(1,511,238)

Net Assets 100.0%		$3,660,931

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOM	4.260%	09/26/2024	10/03/2024	CAD	180,000	Province of Ontario 3.750% due 12/02/2053	$(138,186)	$133,092	$133,170
BOS	4.980	09/30/2024	10/01/2024		$60,600	U.S. Treasury Notes 0.375% due 12/31/2025	(61,761)	60,600	60,608
	5.250	09/30/2024	10/01/2024		7,000	U.S. Treasury Notes 0.750% due 08/31/2026	(7,139)	7,000	7,001
BSN	4.270	10/01/2024	10/08/2024	CAD	160,000	Province of Ontario 2.800% due 06/02/2048	(122,594)	118,304	118,304
	4.270	09/27/2024	10/01/2024		230,000	Province of Quebec 3.100% - 4.400% due 12/01/2051 - 12/01/2055	(180,901)	170,062	170,141
DEU	4.990	10/01/2024	10/02/2024		21,900	U.S. Treasury Inflation Protected Securities 1.250% due 04/15/2028	(22,365)	21,900	21,900
FICC STR	4.860	09/30/2024	10/01/2024		30,200	U.S. Treasury Notes 3.500% - 4.500% due 05/31/2029 - 09/30/2029	(30,804)	30,200	30,204
JPS	4.870	09/30/2024	10/07/2024		50,390	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025	(50,314)	50,390	50,397
MEI	4.240	09/25/2024	10/03/2024	CAD	100,000	Canada Government Bond 2.500% due 12/01/2032	(75,887)	73,940	73,992
TOR	4.250	09/26/2024	10/04/2024		70,000	Province of Manitoba 3.200% - 3.250% due 09/05/2029 - 03/05/2050	(53,160)	51,757	51,788

Total Repurchase Agreements							$(743,111)	$717,245	$717,505

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.090%	08/07/2024	10/25/2024	JPY (32,630,497)	$(227,068)
	0.090	08/09/2024	10/25/2024	(17,760,033)	(123,588)
	0.090	08/13/2024	10/25/2024	(17,874,010)	(124,381)

Total Reverse Repurchase Agreements					$(475,037)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.4)%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/2025	$51,276	$(49,612)	$(50,314)

Total Short Sales (1.4)%				$(49,612)	$(50,314)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales (3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$133,170	$0	$0	$0	$133,170	$(136,770)	$(3,600)
BOS	67,609	0	0	0	67,609	(68,900)	(1,291)
BPS	0	(475,037)	0	0	(475,037)	485,257	10,220
BSN	288,445	0	0	0	288,445	(303,495)	(15,050)
DEU	21,900	0	0	0	21,900	(22,365)	(465)
FICC STR	30,204	0	0	0	30,204	(30,804)	(600)
JPS	50,397	0	0	0	50,397	(50,314)	83
MEI	73,992	0	0	0	73,992	(75,887)	(1,895)
TOR	51,788	0	0	0	51,788	(53,159)	(1,371)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(50,314)	(50,314)	0	(50,314)

Total Borrowings and Other Financing Transactions	$717,505	$(475,037)	$0	$(50,314)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(475,037)	$0	$0	$(475,037)

Total Borrowings	$0	$(475,037)	$0	$0	$(475,037)

Payable for reverse repurchase agreements					$(475,037)

(f)	Securities with an aggregate market value of $485,257 and cash of $1,416 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(583,718) at a weighted average interest rate of 0.412%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(30) of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Gold December 2024 Futures	$2,850.000	11/25/2024	10	$1	$(13)	$(16)
Call - CME Gold December 2024 Futures	2,900.000	11/25/2024	10	1	(14)	(11)
Call - CME Gold December 2024 Futures	3,000.000	11/25/2024	20	2	(18)	(10)
Call - CME Gold November 2024 Futures	2,600.000	10/28/2024	9	1	(16)	(73)
Call - CME Gold November 2024 Futures	2,650.000	10/28/2024	22	2	(32)	(111)
Call - CME Gold November 2024 Futures	2,700.000	10/28/2024	19	2	(24)	(55)
Call - NYMEX Crude Oil December 2024 Futures	75.000	11/15/2024	10	10	(6)	(9)
Call - NYMEX Crude Oil December 2024 Futures	76.000	11/15/2024	10	10	(9)	(8)
Call - NYMEX Crude Oil December 2024 Futures	77.000	11/15/2024	10	10	(11)	(6)
Call - NYMEX Crude Oil December 2024 Futures	78.000	11/15/2024	10	10	(10)	(5)
Call - NYMEX Crude Oil December 2024 Futures	86.000	11/15/2024	10	10	(6)	(2)
Call - NYMEX Crude Oil January 2025 Futures	78.000	12/16/2024	20	20	(21)	(19)
Call - NYMEX Crude Oil November 2024 Futures	80.000	10/17/2024	7	7	(10)	(1)
Call - NYMEX Crude Oil November 2024 Futures	82.000	10/17/2024	7	7	(8)	0
Call - NYMEX Crude Oil November 2024 Futures	84.000	10/17/2024	10	10	(10)	(1)
Call - NYMEX Crude Oil November 2024 Futures	85.000	10/17/2024	16	16	(13)	(1)
Call - NYMEX Crude Oil November 2024 Futures	86.000	10/17/2024	10	10	(8)	0
Put - NYMEX Natural Gas December 2024 Futures	2.500	11/25/2024	20	200	(15)	(5)
Put - NYMEX Natural Gas December 2024 Futures	2.700	11/25/2024	20	200	(22)	(11)
Put - NYMEX Natural Gas November 2024 Futures	2.000	10/28/2024	10	100	(6)	0

					$(272)	$(344)

FUTURE STYLED COMMODITY OPTIONS(1)

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Crude Oil December 2024 Futures	$	84.000	10/28/2024	10	$10	$(10)	$(2)
Call - CME Crude Oil December 2024 Futures		85.000	10/28/2024	7	7	(10)	(1)
Call - CME Crude Oil December 2024 Futures		87.000	10/28/2024	13	13	(15)	(2)
Call - EUREX Euro-Schatz November 2024 Futures	EUR	107.300	10/25/2024	867	867	(137)	(126)
Call - ICE Crude Oil December 2024 Futures	$	90.000	10/28/2024	20	20	(25)	(2)
Call - ICE Crude Oil January 2025 Futures		82.000	11/26/2024	10	10	(10)	(6)
Put - ICE Put Options Strike @ USD 35.000 on California Carbon Allowance December 2024 Futures		35.000	12/16/2024	114	114	(245)	(168)
Call - NYMEX Crude Oil January 2025 Futures		75.000	11/26/2024	10	10	(14)	(20)
Call - NYMEX Crude Oil January 2025 Futures		79.000	11/26/2024	10	10	(11)	(10)
Call - NYMEX Crude Oil January 2025 Futures		81.000	11/26/2024	10	10	(9)	(7)

						$(486)	$(344)

Total Written Options						$(758)	$(688)

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	1,275	$348,004	$655	$106	$0
Aluminum March Futures	03/2025	51	3,359	72	72	0
Arabica Coffee March Futures	03/2025	142	14,268	1,308	57	0
Australia Government 10-Year Bond December Futures	12/2024	998	80,310	(546)	0	(217)
Brent Crude April Futures	02/2025	158	11,237	(864)	44	0
Brent Crude December Futures	10/2024	23	1,649	4	4	0
Brent Crude December Futures	10/2025	26	1,838	(10)	7	0
Brent Crude December Futures	10/2026	38	2,672	24	10	0
Brent Crude June Futures	04/2025	170	12,077	(134)	46	0
Brent Crude March Futures	01/2025	47	3,345	96	13	0
Brent Crude May Futures	03/2025	105	7,463	(552)	28	0
California Carbon Allowance December Futures	12/2024	152	5,490	13	32	0
California Carbon Allowance December Futures	12/2025	3,485	132,813	(5,611)	836	0
Cocoa March Futures	03/2025	33	2,007	(52)	56	(86)
Cocoa March Futures	03/2025	113	7,192	(47)	0	(448)
Cocoa May Futures	05/2025	2	114	(1)	1	(2)
Copper December Futures	12/2024	25	2,846	166	0	(29)
Copper March Futures	03/2025	4	457	5	0	(5)
Corn December Futures	12/2024	1,407	29,881	1,066	475	0
Euro-Bobl December Futures	12/2024	445	59,467	641	109	0
Euro-BTP December Futures	12/2024	532	71,934	1,544	101	0
Euro-Buxl 30-Year Bond December Futures	12/2024	302	45,813	440	370	0
European Climate Exchange December Futures	12/2024	17	1,241	(100)	0	(18)
Gas Oil December Futures	12/2024	32	2,101	(334)	22	0
Gas Oil March Futures	03/2025	24	1,577	(63)	15	0
Gold 100 oz. April Futures	04/2025	26	7,018	157	0	(22)
Gold 100 oz. December Futures	12/2024	83	22,073	621	0	(72)
Hard Red Winter Wheat December Futures	12/2024	513	14,973	238	180	0
Henry Hub Natural Gas March Futures	02/2027	6	54	0	0	0
Henry Hub Natural Gas March Futures	02/2030	14	118	0	0	(1)
Henry Hub Natural Gas March Futures	02/2031	11	90	(3)	0	0
Henry Hub Natural Gas April Futures	03/2027	6	48	(6)	0	0
Henry Hub Natural Gas April Futures	03/2030	14	100	(17)	0	(1)
Henry Hub Natural Gas April Futures	03/2031	11	77	(16)	0	0
Henry Hub Natural Gas August Futures	07/2027	6	53	(1)	0	0
Henry Hub Natural Gas August Futures	07/2030	14	112	(5)	0	(1)
Henry Hub Natural Gas August Futures	07/2031	11	88	(5)	0	0
Henry Hub Natural Gas December Futures	11/2027	6	63	10	0	0
Henry Hub Natural Gas December Futures	11/2030	14	137	19	0	(1)
Henry Hub Natural Gas December Futures	11/2031	11	106	13	0	0
Henry Hub Natural Gas February Futures	01/2027	6	63	9	0	0
Henry Hub Natural Gas February Futures	01/2030	14	141	23	0	(1)
Henry Hub Natural Gas February Futures	01/2031	10	98	14	0	0
Henry Hub Natural Gas January Futures	12/2026	6	66	13	0	0
Henry Hub Natural Gas January Futures	12/2029	14	149	31	0	(1)
Henry Hub Natural Gas January Futures	12/2030	11	114	21	0	0
Henry Hub Natural Gas July Futures	06/2027	6	52	(2)	0	0
Henry Hub Natural Gas July Futures	06/2030	14	111	(7)	0	(1)
Henry Hub Natural Gas July Futures	06/2031	11	87	(6)	0	0
Henry Hub Natural Gas June Futures	05/2027	6	50	(4)	0	0
Henry Hub Natural Gas June Futures	05/2030	14	106	(12)	0	(1)
Henry Hub Natural Gas June Futures	05/2031	11	82	(11)	0	0
Henry Hub Natural Gas May Futures	04/2027	6	48	(5)	0	0
Henry Hub Natural Gas May Futures	04/2030	14	101	(17)	0	(1)
Henry Hub Natural Gas May Futures	04/2031	11	78	(15)	0	0
Henry Hub Natural Gas November Futures	10/2027	6	57	4	0	0
Henry Hub Natural Gas November Futures	10/2030	14	123	6	0	(1)
Henry Hub Natural Gas November Futures	10/2031	11	95	2	0	0
Henry Hub Natural Gas October Futures	09/2027	6	54	0	0	0
Henry Hub Natural Gas October Futures	09/2030	14	114	(4)	0	(1)
Henry Hub Natural Gas October Futures	09/2031	11	88	(5)	0	0
Henry Hub Natural Gas September Futures	08/2027	6	52	(1)	0	0
Henry Hub Natural Gas September Futures	08/2030	14	111	(6)	0	(1)
Henry Hub Natural Gas September Futures	08/2031	11	86	(6)	0	0
Iron Ore December Futures	12/2024	474	5,187	770	346	0
Iron Ore January Futures	01/2025	1,046	11,420	1,184	666	(1)
Japan Government 10-Year Bond December Futures	12/2024	17	17,109	29	38	(67)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Live Cattle April Futures April Futures	04/2025	81	$6,044	$149	$5	$0
Live Cattle December Futures	12/2024	142	10,497	371	18	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2024	1	17	(2)	1	0
Natural Gas December Futures	11/2024	552	18,464	1,173	226	0
Natural Gas February Futures	01/2025	135	4,703	210	47	0
Natural Gas January Futures	12/2025	53	2,243	10	0	(1)
Natural Gas March Futures	02/2025	12	382	12	3	0
Natural Gas November Futures	10/2024	277	8,097	927	58	0
Nickel January Futures	01/2025	19	2,003	136	136	0
Nickel March Futures	03/2025	45	4,786	154	154	0
Palladium December Futures	12/2024	8	800	(59)	0	(19)
RBOB Gasoline March Futures	02/2025	104	8,413	(733)	26	0
RBOB Gasoline November Futures	10/2024	60	4,876	(108)	16	0
Silver December Futures	12/2024	31	4,876	289	0	(56)
Silver March Futures	03/2025	10	1,592	59	0	(18)
SINGM92U VS BR1STL December Futures	12/2024	26	114	(11)	0	(5)
SINGM92U VS BR1STL February Futures	02/2025	6	31	(2)	0	0
SINGM92U VS BR1STL January Futures	01/2025	6	29	(4)	0	0
SINGM92U VS BR1STL March Futures	03/2025	6	34	1	0	0
SINGM92U VS BR1STL November Futures	11/2024	26	108	(17)	0	(11)
SINGM92U VS BR1STL October Futures	10/2024	13	54	(9)	0	(10)
Soybean January Futures	01/2025	175	9,408	363	0	(68)
Soybean Meal January Futures	01/2025	513	17,539	860	0	(118)
Sugar No. 11 March Futures	02/2025	355	8,934	736	0	(68)
U.S. Treasury 10-Year Ultra December Futures	12/2024	1,246	147,398	(434)	0	(638)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	616	81,986	(252)	0	(481)
WTI Crude April Futures	03/2025	79	5,302	(141)	18	0
WTI Crude December Futures	11/2025	102	6,772	(260)	22	0
WTI Crude February Futures	01/2025	115	7,742	26	14	(5)
WTI Crude June Futures	05/2025	380	25,433	(392)	84	0
WTI Crude March Futures	02/2025	283	19,018	(360)	57	(3)
WTI Crude May Futures	04/2025	82	5,496	(61)	18	0
WTI Crude September Futures	08/2025	19	1,266	(28)	4	0
Zinc January Futures	01/2025	56	4,339	210	210	0
Zinc March Futures	03/2025	36	2,800	134	134	0

				$3,677	$4,885	$(2,480)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	1,275	$(348,270)	$(1,235)	$0	$(124)
Aluminum January Futures	01/2025	72	(4,706)	(258)	0	(258)
Arabica Coffee December Futures	12/2024	2	(203)	(1)	0	(1)
Australia Government 3-Year Bond December Futures	12/2024	284	(21,044)	29	23	0
Brent Crude August Futures	06/2025	79	(5,603)	340	0	(21)
Brent Crude December Futures	10/2027	94	(6,614)	(102)	0	(28)
Brent Crude February Futures	12/2024	19	(1,354)	89	0	(5)
Brent Crude January Futures	11/2024	28	(2,001)	(7)	0	(7)
Brent Crude June Futures	04/2026	51	(3,592)	(2)	0	(14)
Brent Crude October Futures	08/2025	19	(1,345)	43	0	(5)
Brent Crude September Futures	07/2025	107	(7,583)	462	0	(28)
Brent Dubai Swap December Futures	12/2024	13	(11)	1	0	0
Brent Dubai Swap February Futures	02/2025	11	(11)	0	0	0
Brent Dubai Swap January Futures	01/2025	11	(11)	1	0	0
Brent Dubai Swap March Futures	03/2025	11	(11)	0	0	0
Cocoa December Futures	12/2024	102	(7,876)	(281)	570	0
Cocoa May Futures	05/2025	2	(120)	3	4	0
Corn March Futures	03/2025	2,389	(52,707)	(1,893)	0	(747)
Cotton No. 2 March Futures	03/2025	64	(2,412)	(130)	0	(27)
Euro-Bund 10-Year Bond December Futures	12/2024	1,556	(233,690)	(3,022)	0	(745)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	1,113	(157,147)	(1,209)	0	(681)
Euro-Schatz December Futures	12/2024	1,849	(220,589)	(963)	0	(154)
Gas Oil June Futures	06/2025	32	(2,100)	245	0	(20)
Hard Red Winter Wheat March Futures	03/2025	38	(1,137)	(75)	0	(12)
Henry Hub Natural Gas April Futures	03/2026	8	(64)	7	0	0
Henry Hub Natural Gas August Futures	07/2026	8	(71)	1	0	0
Henry Hub Natural Gas December Futures	11/2026	8	(84)	(13)	0	0
Henry Hub Natural Gas February Futures	01/2026	8	(80)	(9)	0	0

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas January Futures	12/2025	8	$(85)	$(14)	$0	$0
Henry Hub Natural Gas July Futures	06/2026	8	(70)	1	0	0
Henry Hub Natural Gas June Futures	05/2026	8	(67)	4	0	0
Henry Hub Natural Gas March Futures	02/2026	8	(71)	1	0	0
Henry Hub Natural Gas May Futures	04/2026	8	(65)	6	0	0
Henry Hub Natural Gas November Futures	10/2026	8	(77)	(5)	0	0
Henry Hub Natural Gas October Futures	09/2026	8	(72)	0	0	0
Henry Hub Natural Gas September Futures	08/2026	8	(70)	1	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2024	1	(17)	3	0	(1)
Lead January Futures	01/2025	90	(4,737)	(139)	11	(150)
Lean Hogs December Futures	12/2024	205	(6,009)	(432)	8	0
Natural Gas April Futures	03/2025	6	(182)	(8)	0	(1)
Natural Gas December Futures	11/2024	25	(816)	(29)	0	(13)
Natural Gas January Futures	12/2024	538	(19,379)	489	0	(188)
Natural Gas October Futures	09/2025	47	(1,604)	(77)	0	(5)
New York Harbor March Futures	02/2025	3	(273)	7	0	(1)
Platinum January Futures	01/2025	8	(396)	(2)	13	0
RBOB Gasoline December Futures	11/2024	60	(4,804)	154	0	(17)
RBOB Gasoline December Futures	12/2024	3	(239)	8	0	(1)
Robusta Coffee March Futures	03/2025	52	(2,597)	(33)	0	(7)
Robusta Coffee November Futures	11/2024	50	(2,749)	(642)	0	(8)
Short Euro-BTP Italy Government Bond December Futures	12/2024	868	(104,032)	(772)	49	0
SNG KEROS V SNG GA December Futures	12/2024	11	0	1	0	0
SNG KEROS V SNG GA November Futures	11/2024	11	(4)	5	1	0
SNG KEROS V SNG GA October Futures	10/2024	9	(8)	10	1	0
Soybean March Futures	03/2025	95	(5,170)	(373)	32	0
Soybean Meal March Futures	03/2025	91	(3,120)	(272)	22	0
Soybean November Futures	11/2024	32	(1,691)	(22)	14	0
Soybean Oil January Futures	01/2025	61	(1,586)	(92)	0	(31)
Soybean Oil March Futures	03/2025	74	(1,929)	(151)	0	(33)
U.S. Treasury 2-Year Note December Futures	12/2024	3,750	(780,908)	(1,601)	1,406	0
U.S. Treasury 5-Year Note December Futures	12/2024	351	(38,569)	(36)	129	0
U.S. Treasury 10-Year Note December Futures	12/2024	3,765	(430,269)	(756)	1,706	0
U.S. Treasury 30-Year Bond December Futures	12/2024	2,417	(300,161)	807	1,662	0
Wheat December Futures	12/2024	257	(7,504)	587	0	(51)
Wheat March Futures	03/2025	126	(3,807)	(113)	0	(25)
WTI Crude August Futures	07/2025	74	(4,937)	(1)	0	(17)
WTI Crude December Futures	11/2024	287	(19,450)	468	4	(27)
WTI Crude December Futures	11/2025	47	(3,120)	238	0	(10)
WTI Crude December Futures	11/2026	51	(3,350)	45	0	(10)
WTI Crude December Futures	11/2027	25	(1,638)	(22)	0	(6)
WTI Crude January Futures	12/2024	16	(1,080)	2	2	0
WTI Crude July Futures	06/2025	40	(2,673)	228	0	(8)
WTI Crude June Futures	05/2026	540	(35,651)	427	0	(146)
WTI Crude November Futures	10/2024	56	(3,818)	56	1	0
WTI Crude October Futures	09/2025	27	(1,797)	37	0	(6)

				$(9,986)	$5,658	$(3,639)

Total Futures Contracts				$(6,309)	$10,543	$(6,119)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	139,700	$1,684	$(559)	$1,125	$0	$(128)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	184	139	25	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		568,470	(11)	51	40	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		9,360,000	(108)	119	11	118	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		4,681,000	92	279	371	80	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	56,320	372	(192)	180	75	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		201,300	(2,657)	(6,697)	(9,354)	0	(467)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		22,580	(285)	(717)	(1,002)	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		132,880	(1,164)	(3,223)	(4,387)	0	(397)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		26,200	1,645	4,692	6,337	89	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		20,100	1,248	3,786	5,034	68	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		88,500	1,835	7,052	8,887	331	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,500	786	(1,751)	(965)	118	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	484,621	5,356	3,075	8,431	2,834	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(2)	3-Month EUR-EURIBOR	2.250%	Annual	03/19/2055	EUR	148,485	$245	$(261)	$(16)	$0	$(1,537)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		11,500	(56)	(623)	(679)	14	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		21,700	(118)	(1,193)	(1,311)	27	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(754)	(866)	22	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(1,104)	(1,196)	39	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		11,200	(42)	(484)	(526)	18	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	3,747	4,279	0	(65)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	4,437	4,443	0	(67)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	7,584	8,674	0	(132)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	148	155	0	(19)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		12,300	0	38	38	0	(17)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		21,840	(164)	(4,094)	(4,258)	63	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		2,800	2	(11)	(9)	0	(6)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	(824)	(824)	0	(131)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		67,600	(28)	(830)	(858)	0	(126)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		8,000	(8)	(78)	(86)	0	(13)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		120	0	1	1	0	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(352)	(345)	5	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	103	105	11	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		4,730	(123)	262	139	13	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	77	81	4	0
Pay	CPTFEMU	2.420	Maturity	05/15/2052		3,330	0	(46)	(46)	3	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	888	888	27	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		11,200	9	1,602	1,611	26	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		5,100	34	738	772	12	0
Pay	CPTFEMU	2.760	Maturity	09/15/2053		10,700	29	1,854	1,883	34	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		3,400	0	498	498	7	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		5,500	50	867	917	13	0
Pay	CPURNSA	1.980	Maturity	09/19/2025	$	36,100	0	(19)	(19)	0	(10)
Pay	CPURNSA	2.033	Maturity	09/23/2025		27,200	0	0	0	0	(7)
Receive	CPURNSA	2.419	Maturity	03/05/2026		8,100	0	828	828	0	(1)
Receive	CPURNSA	2.768	Maturity	05/13/2026		24,600	0	1,965	1,965	5	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	758	758	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	785	787	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	853	853	3	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		90,200	0	14,097	14,097	43	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		21,700	0	3,382	3,382	10	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	5,975	5,975	20	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(3,177)	(3,107)	0	(18)
Pay	CPURNSA	2.353	Maturity	05/09/2028		10,270	0	(949)	(949)	0	(9)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,415)	(1,415)	0	(14)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,437)	(1,437)	0	(15)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,713)	(1,713)	0	(19)
Pay	CPURNSA	1.954	Maturity	06/03/2029		32,350	0	(4,517)	(4,517)	0	(45)
Pay	CPURNSA	1.998	Maturity	07/25/2029		95,800	21	(12,784)	(12,763)	0	(135)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	3,761	3,761	67	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	959,500	196	363	559	0	(325)
Pay	FRCPXTOB	1.610	Maturity	07/15/2028		8,760	0	(468)	(468)	41	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		5,600	16	(383)	(367)	34	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	15,800	90	(45)	45	0	(22)
Pay	UKRPI	3.466	Maturity	09/15/2034		6,600	0	(11)	(11)	0	(12)

Total Swap Agreements							$10,417	$24,138	$34,555	$4,309	$(3,790)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)		Total	Market Value	Variation Margin Liability(3)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10,721	$4,309	$15,030	$(688)	$(6,169)	$(3,790)	$(10,647)

(h)

Securities with an aggregate market value of $82,700 and cash of $7,620 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin asset of $4 and liability of $(24) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $178 and liability of $(50) for closed futures is outstanding at period end.

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$7,201	CNH	51,542	$164	$0

BOA	10/2024	KRW	1,800,339		$1,346	0	(20)
	10/2024		$18,790	JPY	2,695,200	18	(56)
	10/2024		306	PLN	1,191	3	0

BPS	10/2024	CAD	230,196		$170,455	228	0
	10/2024	CNH	43,160		6,028	0	(139)
	10/2024	EUR	299		331	0	(2)
	10/2024	KRW	5,473,342		4,090	0	(64)
	10/2024	PLN	5,025		1,312	6	0
	10/2024		$1,255	CAD	1,690	0	(6)
	10/2024		2,226	CNH	15,882	44	0
	10/2024		2,161	DKK	14,450	0	(3)
	10/2024		2,626	EUR	2,364	5	0
	10/2024		14,384	JPY	2,044,000	0	(162)
	10/2024		8,401	NZD	13,498	174	0
	11/2024	CNH	87,020		$12,057	0	(405)
	11/2024	DKK	14,425		2,161	3	0
	11/2024	TWD	132,013		4,139	0	(52)
	11/2024		$1,312	PLN	5,029	0	(6)
	12/2024		1,264	MXN	25,480	16	0

BRC	10/2024	GBP	83		$109	0	(2)
	10/2024	ILS	1,146		309	1	0
	10/2024	NZD	3,046		1,925	0	(11)
	10/2024		$2,237	CAD	3,036	8	0
	10/2024		13	CHF	11	0	0
	10/2024		7,541	GBP	5,716	101	0
	10/2024		100	ILS	376	1	0
	10/2024		2,093	PLN	8,035	0	(6)
	10/2024		143	SEK	1,445	0	(1)
	10/2024		31	ZAR	562	2	0
	11/2024	CHF	11		$13	0	0
	11/2024	SEK	1,442		143	1	0
	11/2024		$1,925	NZD	3,046	11	0
	11/2024		1	PLN	5	0	0

BSH	10/2024	BRL	67,200		$12,335	0	(1)
	10/2024		$12,214	BRL	67,200	121	0
	04/2025	BRL	70,900		$12,558	0	(125)

CBK	10/2024	GBP	583		774	0	(5)
	10/2024	ILS	1,457		400	9	0
	10/2024	KRW	3,921,757		2,931	0	(44)
	10/2024	THB	1,827		55	0	(2)
	10/2024		$3,010	CNH	21,339	39	0
	10/2024		430	DKK	2,873	0	(1)
	10/2024		6,351	IDR	98,385,238	119	0
	10/2024		402	ILS	1,471	0	(7)
	10/2024		14,317	INR	1,204,194	40	0
	10/2024		11,019	ZAR	200,941	596	0
	11/2024	BRL	24,491		$4,362	0	(117)
	11/2024	CNH	68,216		9,496	0	(273)
	11/2024	DKK	2,868		430	1	0
	11/2024	TWD	539,686		16,949	6	(189)
	11/2024		$5,455	CNH	39,232	163	0
	12/2024	MXN	35,944		$1,840	36	0

DUB	10/2024	KRW	3,709,424		2,779	0	(36)
	10/2024	PLN	6,223		1,623	7	0
	10/2024		$3,149	PLN	12,124	7	(8)
	11/2024		1,623		6,228	0	(6)
	11/2024		2,504	TWD	81,252	75	0
	02/2025		3,423	MXN	69,257	23	0

FAR	10/2024	BRL	29,621		$5,437	0	0
	10/2024	CAD	800		588	0	(3)
	10/2024	JPY	52,896,804		367,186	0	(855)
	10/2024	NZD	7,184		4,516	0	(48)
	10/2024		$7,637	AUD	11,111	44	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$5,362	BRL	29,621	$76	$0
	10/2024		351,603	EUR	314,429	0	(1,596)
	10/2024		197,788	JPY	28,405,064	0	(153)
	11/2024	AUD	11,111		$7,641	0	(45)
	11/2024	EUR	314,429		352,085	1,598	0
	11/2024		$367,186	JPY	52,652,992	857	0
	11/2024		4,516	NZD	7,184	48	0

GLM	10/2024	BRL	72,437		$13,856	583	(24)
	10/2024	CAD	200		147	0	(1)
	10/2024		$13,296	BRL	72,436	1	0
	10/2024		106	IDR	1,641,621	2	0
	10/2024		249	ILS	924	0	(1)
	10/2024		1,323	INR	111,252	4	0
	10/2024		4,349	PLN	17,262	136	0
	11/2024	MXN	18,909		$946	0	(6)
	11/2024	TWD	480		15	0	0
	11/2024		$3,691	TWD	119,721	110	0
	12/2024	MXN	17,217		$897	33	0
	12/2024		$5,141	BRL	28,328	22	0
	02/2025		1,542	MXN	31,394	21	0
	04/2025	BRL	208,500		$37,419	139	(19)

IND	10/2024	KRW	1,848,771		1,381	0	(22)
	10/2024		$274	IDR	4,237,550	4	0

JPM	10/2024	CAD	410,255		$304,477	1,130	0
	10/2024	CNH	74,404		10,397	0	(235)
	10/2024	DKK	32,651		4,881	5	0
	10/2024	GBP	339		445	0	(8)
	10/2024	ILS	5,092		1,365	6	(8)
	10/2024	KRW	2,076,682		1,554	0	(22)
	10/2024		$2,239	CNH	15,943	40	0
	10/2024		4,524	DKK	30,169	0	(19)
	10/2024		8,899	EUR	7,995	1	0
	10/2024		162	NOK	1,719	0	0
	10/2024		2,112	PLN	8,189	15	(1)
	10/2024	ZAR	26,545		$1,436	0	(99)
	11/2024	CNH	5,809		822	0	(10)
	11/2024	DKK	30,116		4,524	19	0
	11/2024	NOK	1,718		162	0	0
	11/2024	TWD	68,836		2,118	0	(67)
	11/2024		$2,105	TWD	68,577	72	0
	12/2024	MXN	3,739		$196	8	0
	04/2025	BRL	4,500		801	0	(4)

MBC	10/2024	CAD	100,093		74,416	404	0
	10/2024	GBP	5,892		7,880	3	0
	10/2024	KRW	7,009,876		5,248	0	(71)
	10/2024	NOK	1,507		143	0	0
	10/2024	NZD	2,786		1,735	0	(35)
	10/2024	PLN	5,611		1,471	14	0
	10/2024	SEK	1,445		141	0	(1)
	10/2024		$31,564	CAD	42,407	0	(207)
	10/2024		1,556	GBP	1,181	23	0
	10/2024		572	IDR	8,859,142	11	0
	10/2024		138,589	JPY	19,976,383	402	0
	10/2024		6,165	SGD	7,920	0	(3)
	11/2024	CAD	42,373		$31,564	207	0
	11/2024	SGD	7,906		6,165	3	0
	11/2024	TWD	110,692		3,455	0	(59)
	11/2024		$7,880	GBP	5,892	0	(3)
	11/2024		2,566	PLN	9,859	7	(14)
	12/2024	MXN	7,614		$389	7	0

MYI	10/2024	BRL	24,400		4,825	346	0
	10/2024	DKK	23,747		3,539	0	(8)
	10/2024	EUR	324,489		361,639	435	0
	10/2024	KRW	2,668,413		1,995	0	(30)
	10/2024	NOK	279		27	0	0
	10/2024	NZD	482		302	0	(4)
	10/2024	SGD	7,919		6,081	0	(80)
	10/2024		$4,479	BRL	24,400	0	0
	10/2024		4,260	DKK	28,504	0	(4)

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024		$585	IDR	9,066,708	$11	$0
	10/2024	ZAR	82,510		$4,486	0	(283)
	11/2024	DKK	28,455		4,260	4	0
	11/2024	TWD	71,381		2,271	5	0
	12/2024	MXN	5,049		251	0	(2)

NGF	10/2024		$1,878	IDR	29,010,404	29	0

RBC	10/2024	CAD	1,000		$740	1	0
	10/2024		$1,762	CAD	2,372	0	(8)
	11/2024	CAD	2,306		$1,707	0	0
	12/2024	MXN	19,974		1,005	3	0

SCX	10/2024	CAD	1,000		736	0	(3)
	10/2024	DKK	19,704		2,933	0	(10)
	10/2024		$100	IDR	1,547,700	2	0
	10/2024		5,358	INR	450,316	11	0
	11/2024	CNH	47,603		$6,572	0	(245)
	11/2024	TWD	25,557		794	0	(17)
	11/2024		$2,387	CNH	16,991	46	0

SOG	11/2024		2,365		16,911	57	0

SSB	10/2024	CAD	2,000		$1,481	2	0
	12/2024	MXN	7,690		401	15	0

TOR	10/2024	AUD	11,111		7,535	0	(146)
	10/2024	CAD	42,785		31,788	152	0
	11/2024	DKK	105		16	0	0

UAG	10/2024	CHF	11,752		13,989	103	0
	10/2024		$13,843	CHF	11,742	31	0
	10/2024		824	PLN	3,202	7	0
	10/2024		9,297	ZAR	170,127	537	0
	11/2024	CHF	11,698		$13,843	0	(31)
	11/2024		$104	PLN	399	0	(1)
	11/2024		205	TWD	6,480	0	0
	12/2024		6	MXN	108	0	0

Total Forward Foreign Currency Contracts						$9,880	$(6,260)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(876)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	63,900	$(772)	$(1,403)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	63,900	(772)	(96)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	40,200	(522)	(830)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	40,200	(522)	(49)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	42,400	(512)	(570)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	42,400	(512)	(160)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	86,700	(1,093)	(1,630)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	86,700	(1,093)	(128)

JPM	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	91,800	(161)	(33)

							$(5,959)	$(4,899)

Total Written Options							$(7,388)	$(5,775)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	EUROBOBCO	$7.800	Maturity	12/31/2025	24,000	$0	$(3)	$0	$(3)

JPM	Receive	EUROBOBCO	7.600	Maturity	12/31/2025	12,000	0	1	1	0

							$0	$(2)	$1	$(3)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	BCOMTR2 Index(5)	1,351,922	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$	235,039	$0	$8,792	$8,792	$0

BPS	Receive	BCOMF1NTC Index	159,133	0.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/18/2025		20,233	0	(29)	0	(29)
	Receive	BCOMF1TC Index(6)	4,451,517	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		442,549	0	15,827	15,827	0
	Receive	BCOMTR Index	1,090,665	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		251,603	0	9,459	9,459	0
	Receive	BCOMTR1 Index(7)	581,388	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		51,082	0	1,899	1,899	0

CBK	Receive	CIXBSTR3 Index(8)	529,485	4.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		133,939	0	5,016	5,016	0

CIB	Receive	PIMCODB Index(9)	648,093	0.000%	Monthly	02/18/2025		124,385	0	2,589	2,589	0

GST	Receive	BCOMF1NTC Index	12,344	4.700% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		4,227	0	(31)	0	(31)
	Receive	BCOMF1TC Index(10)	307,379	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		113,221	0	4,049	4,049	0
	Pay	BCOMTR Index	1,373,842	4.630% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		316,928	0	(11,781)	0	(11,781)
	Receive	BCOMTR1 Index(11)	374,091	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		96,043	0	3,570	3,570	0
	Receive	BCOMTR2 Index(12)	302,690	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		70,930	0	2,655	2,655	0
	Pay	SPGCINP Index	58,069	(0.070)%	Monthly	02/18/2025		12,273	0	(510)	0	(510)
	Receive	BCOMF1TC Index(13)	705,858	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		259,998	0	9,299	9,299	0
	Receive	BCOMTR Index	1,709,269	4.630% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		394,307	0	14,658	14,658	0
	Receive	BCOMTR1 Index(14)	708,060	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		181,785	0	6,757	6,757	0
	Receive	BCOMTR2 Index(15)	572,918	4.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032		134,253	0	5,025	5,025	0
	Receive	CMDSKEWLS Index(16)	124,170	0.250%	Monthly	08/16/2032		43,464	0	(2,181)	0	(2,181)

JPM	Receive	BCOMTR Index	7,257	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		1,674	0	62	62	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/18/2025		1,004	0	30	30	0
	Receive	BCOMTR Index	589,252	4.630% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025		135,933	0	5,053	5,053	0

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	JMABNIC5 Index(17)	582,573	0.000%	Monthly	08/15/2025	$	103,143	$0	$3,094	$3,094	$0

MAC	Receive	PIMCODB Index(18)	422,144	0.000%	Monthly	03/17/2025		77,786	0	1,631	1,631	0

MEI	Receive	BCOMTR Index	816,682	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		188,399	0	7,004	7,004	0
	Receive	BCOMTR1 Index(19)	981,021	4.620% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		186,149	0	6,921	6,921	0

MYC	Receive	BCOMTR1 Index(20)	305,679	4.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		205,258	0	7,629	7,629	0

RBC	Receive	RBCAEC0T Index(21)	838,405	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024		65,673	0	2,446	2,446	0
	Receive	RBCAECR1 Index	303,641	4.610% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024		33,750	0	1,203	1,203	0
	Receive	RBCAECT0 Index	3,202,387	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/31/2024		246,243	0	9,170	9,170	0

SOG	Receive	BCOMTR Index	2,525	4.600% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		582	0	22	22	0

UAG	Receive	BCOMTR Index	36,914	4.630% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025		8,516	0	316	316	0

									$0	$119,644	$134,176	$(14,532)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.53	Maturity	10/09/2024	$775,000	$0	$3,864	$3,864	$0

GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.2	Maturity	10/01/2024	48,100	0	18	18	0

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.315	Maturity	10/10/2024	100,000	0	272	272	0

SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.465% (FEDL01 plus a specified spread)	Maturity	10/16/2024	350,000	0	3,675	3,675	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5	Maturity	10/21/2024	275,000	0	(609)	0	(609)

								$0	$7,220	$7,829	$(609)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(3)	4.080%	Maturity	10/16/2025	$93,889	$0	$1,068	$1,068	$0
	Pay	GOLDLNPM Index(3)	4.203	Maturity	10/22/2025	16,933	0	210	210	0
	Pay	GOLDLNPM Index(3)	6.325	Maturity	04/10/2026	66,938	0	2,183	2,183	0

							$0	$3,461	$3,461	$0

Total Swap Agreements							$0	$130,323	$145,467	$(15,144)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$164	$0	$0	$164	$0	$0	$0	$0	$164	$0	$164
BOA	21	0	8,792	8,813	(76)	0	0	(76)	8,737	(8,580)	157
BPS	476	0	31,049	31,525	(839)	0	(32)	(871)	30,654	(30,682)	(28)
BRC	125	0	0	125	(20)	0	0	(20)	105	0	105
BSH	121	0	0	121	(126)	0	0	(126)	(5)	0	(5)
CBK	1,009	0	5,016	6,025	(638)	(1,499)	0	(2,137)	3,888	(5,695)	(1,807)
CIB	0	0	2,589	2,589	0	0	0	0	2,589	(3,280)	(691)
DUB	112	0	0	112	(50)	0	0	(50)	62	0	62
FAR	2,623	0	0	2,623	(2,700)	0	0	(2,700)	(77)	(2,079)	(2,156)
GLM	1,051	0	18	1,069	(51)	(2,485)	0	(2,536)	(1,467)	(420)	(1,887)
GST	0	0	46,013	46,013	0	(1,758)	(14,503)	(16,261)	29,752	(28,874)	878
IND	4	0	0	4	(22)	0	0	(22)	(18)	0	(18)
JPM	1,296	0	11,701	12,997	(473)	(33)	0	(506)	12,491	(11,475)	1,016
MAC	0	0	1,631	1,631	0	0	0	0	1,631	(1,570)	61
MBC	1,081	0	0	1,081	(393)	0	0	(393)	688	(1,150)	(462)
MEI	0	0	13,925	13,925	0	0	0	0	13,925	(13,576)	349
MYC	0	0	7,901	7,901	0	0	0	0	7,901	(7,740)	161
MYI	801	0	0	801	(411)	0	0	(411)	390	1,073	1,463
NGF	29	0	0	29	0	0	0	0	29	0	29
RBC	4	0	12,819	12,823	(8)	0	0	(8)	12,815	(11,400)	1,415
SCX	59	0	0	59	(275)	0	0	(275)	(216)	147	(69)
SOG	57	0	3,697	3,754	0	0	(609)	(609)	3,145	(4,070)	(925)
SSB	17	0	0	17	0	0	0	0	17	0	17
TOR	152	0	0	152	(146)	0	0	(146)	6	0	6
UAG	678	0	316	994	(32)	0	0	(32)	962	(970)	(8)

Total Over the Counter	$9,880	$0	$145,467	$155,347	$(6,260)	$(5,775)	$(15,144)	$(27,179)

(j)

Securities with an aggregate market value of $3,026 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$10,404
Arabica Coffee December 2024 Futures	4.1	9,701
Brent Crude January 2025 Futures	6.5	15,290
Copper December 2024 Futures	5.9	13,983
Corn December 2024 Futures	4.9	11,517
Cotton No. 02 December 2024 Futures	1.3	3,180
Gas Oil November 2024 Futures	2.3	5,387
Gold 100 oz. December 2024 Futures	17.5	41,068
Hard Red Winter Wheat December 2024 Futures	1.6	3,731
Lead November 2024 Futures	0.8	1,912
Lean Hogs December 2024 Futures	1.8	4,118
Live Cattle December 2024 Futures	3.5	8,283
New York Harbor ULSD November 2024 Futures	1.7	3,987
Nickel November 2024 Futures	2.6	6,079
NYMEX — Natural Gas November 2024 Futures	8.3	19,646
RBOB Gasoline November 2024 Futures	1.9	4,422
Silver December 2024 Futures	5.7	13,328
Soybean Meal December 2024 Futures	3.1	7,223
Soybean Oil December 2024 Futures	2.9	6,719
Soybeans November 2024 Futures	4.7	10,966
Sugar No. 11 March 2025 Futures	2.8	6,594

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Wheat December 2024 Futures	2.5%	$5,895
WTI Crude November 2024 Futures	6.4	14,992
Zinc November 2024 Futures	2.8	6,614

Total Long Futures Contracts		$235,039

Total Notional Amount		$235,039

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(6)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2025 Futures	4.4%	$19,299
Arabica Coffee December 2024 Futures	4.0	17,909
Brent Crude January 2025 Futures	6.4	28,227
Copper December 2024 Futures	5.8	25,813
Corn December 2024 Futures	4.8	21,261
Cotton No. 02 December 2024 Futures	1.3	5,871
Gas Oil January 2025 Futures	2.2	9,888
Gold 100 oz. December 2024 Futures	17.1	75,813
Hard Red Winter Wheat December 2024 Futures	1.5	6,886
Lead January 2025 Futures	0.8	3,574
Lean Hogs December 2024 Futures	1.7	7,601
Live Cattle December 2024 Futures	3.5	15,290
New York Harbor ULSD January 2025 Futures	1.7	7,418
Nickel January 2025 Futures	2.5	11,321
NYMEX — Natural Gas January 2025 Futures	10.1	44,692
RBOB Gasoline January 2025 Futures	1.8	8,004
Silver December 2024 Futures	5.6	24,604
Soybean Meal January 2025 Futures	3.0	13,346
Soybean Oil January 2025 Futures	2.8	12,407
Soybeans January 2025 Futures	4.7	20,593
Sugar No. 11 March 2025 Futures	2.8	12,172
Wheat December 2024 Futures	2.5	10,883
WTI Crude January 2025 Futures	6.2	27,404
Zinc January 2025 Futures	2.8	12,273

Total Long Futures Contracts		$442,549

Total Notional Amount		$442,549

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(7)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$2,261
Arabica Coffee December 2024 Futures	4.1	2,108
Brent Crude January 2025 Futures	6.5	3,323
Copper December 2024 Futures	5.9	3,039
Corn December 2024 Futures	4.9	2,503
Cotton No. 02 December 2024 Futures	1.3	691
Gas Oil November 2024 Futures	2.3	1,171
Gold 100 oz. December 2024 Futures	17.5	8,926
Hard Red Winter Wheat December 2024 Futures	1.6	811
Lead November 2024 Futures	0.8	416
Lean Hogs December 2024 Futures	1.8	895
Live Cattle December 2024 Futures	3.5	1,800
New York Harbor ULSD November 2024 Futures	1.7	867
Nickel November 2024 Futures	2.6	1,321
NYMEX - Natural Gas November 2024 Futures	8.3	4,270
RBOB Gasoline November 2024 Futures	1.9	961
Silver December 2024 Futures	5.7	2,897
Soybean Meal December 2024 Futures	3.1	1,570
Soybean Oil December 2024 Futures	2.9	1,460
Soybeans November 2024 Futures	4.7	2,383
Sugar No. 11 March 2025 Futures	2.8	1,433
Wheat December 2024 Futures	2.5	1,281
WTI Crude November 2024 Futures	6.4	3,258
Zinc November 2024 Futures	2.8	1,437

Total Long Futures Contracts		$51,082

Total Notional Amount		$51,082

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(8)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$5,929
Arabica Coffee December 2024 Futures	4.1	5,528
Brent Crude January 2025 Futures	6.5	8,713
Copper December 2024 Futures	5.9	7,968
Corn December 2024 Futures	4.9	6,563
Cotton No. 02 December 2024 Futures	1.3	1,812
Gas Oil November 2024 Futures	2.3	3,070
Gold 100 oz. December 2024 Futures	17.5	23,403
Hard Red Winter Wheat December 2024 Futures	1.6	2,126
Lead November 2024 Futures	0.8	1,090
Lean Hogs December 2024 Futures	1.8	2,346
Live Cattle December 2024 Futures	3.5	4,720
New York Harbor ULSD November 2024 Futures	1.7	2,273
Nickel November 2024 Futures	2.6	3,464
NYMEX — Natural Gas November 2024 Futures	8.3	11,195
RBOB Gasoline November 2024 Futures	1.9	2,520
Silver December 2024 Futures	5.7	7,595
Soybean Meal December 2024 Futures	3.1	4,116
Soybean Oil December 2024 Futures	2.9	3,829
Soybeans November 2024 Futures	4.7	6,249
Sugar No. 11 March 2025 Futures	2.8	3,758
Wheat December 2024 Futures	2.5	3,360
WTI Crude November 2024 Futures	6.4	8,543
Zinc November 2024 Futures	2.8	3,769

Total Long Futures Contracts		$133,939

Total Notional Amount		$133,939

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	3.0%	$3,781
Arabica Coffee March 2025 Futures	7.0	8,769
Brent Crude March 2025 Futures	5.5	6,816
Copper March 2025 Futures	0.4	498
Cotton No. 02 March 2025 Futures	1.3	1,617
Gas Oil March 2025 Futures	2.9	3,595
Gold 100 oz. December 2024 Futures	16.9	21,009
Gold 100 oz. February 2025 Futures	6.5	8,085
Live Cattle December 2024 Futures	2.8	3,508
Live Cattle February 2025 Futures	5.6	6,916
New York Harbor ULSD March 2025 Futures	1.4	1,716
Nickel March 2025 Futures	4.4	5,448
NYMEX - Natural Gas March 2025 Futures	1.1	1,318
RBOB Gasoline March 2025 Futures	8.1	10,088
Silver December 2024 Futures	3.5	4,378
Silver March 2025 Futures	1.4	1,779
Sugar No. 11 March 2025 Futures	5.2	6,493
Wheat March 2025 Futures	0.1	174
WTI Crude March 2025 Futures	8.0	9,913
Zinc March 2025 Futures	2.5	3,085
Zinc November 2024 Futures	0.8	995

Total Long Futures Contracts		$109,981

Cash	11.6%	$14,404

Total Notional Amount		$124,385

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2025 Futures	4.4%	$4,938
Arabica Coffee December 2024 Futures	4.0	4,582
Brent Crude January 2025 Futures	6.4	7,221
Copper December 2024 Futures	5.8	6,604
Corn December 2024 Futures	4.8	5,439
Cotton No. 02 December 2024 Futures	1.3	1,502

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Gas Oil January 2025 Futures	2.2%	$2,530
Gold 100 oz. December 2024 Futures	17.1	19,396
Hard Red Winter Wheat December 2024 Futures	1.5	1,762
Lead January 2025 Futures	0.8	914
Lean Hogs December 2024 Futures	1.7	1,945
Live Cattle December 2024 Futures	3.4	3,912
New York Harbor ULSD January 2025 Futures	1.7	1,898
Nickel January 2025 Futures	2.6	2,896
NYMEX — Natural Gas January 2025 Futures	10.1	11,434
RBOB Gasoline January 2025 Futures	1.8	2,048
Silver December 2024 Futures	5.6	6,295
Soybean Meal January 2025 Futures	3.0	3,414
Soybean Oil January 2025 Futures	2.8	3,174
Soybeans January 2025 Futures	4.7	5,268
Sugar No. 11 March 2025 Futures	2.8	3,114
Wheat December 2024 Futures	2.5	2,784
WTI Crude January 2025 Futures	6.2	7,011
Zinc January 2025 Futures	2.8	3,140

Total Long Futures Contracts		$113,221

Total Notional Amount		$113,221

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$4,251
Arabica Coffee December 2024 Futures	4.1	3,964
Brent Crude January 2025 Futures	6.5	6,248
Copper December 2024 Futures	5.9	5,714
Corn December 2024 Futures	4.9	4,706
Cotton No. 02 December 2024 Futures	1.4	1,300
Gas Oil November 2024 Futures	2.3	2,201
Gold 100 oz. December 2024 Futures	17.5	16,782
Hard Red Winter Wheat December 2024 Futures	1.5	1,524
Lead November 2024 Futures	0.8	781
Lean Hogs December 2024 Futures	1.7	1,683
Live Cattle December 2024 Futures	3.5	3,385
New York Harbor ULSD November 2024 Futures	1.7	1,629
Nickel November 2024 Futures	2.6	2,484
NYMEX — Natural Gas November 2024 Futures	8.4	8,028
RBOB Gasoline November 2024 Futures	1.9	1,807
Silver December 2024 Futures	5.7	5,446
Soybean Meal December 2024 Futures	3.1	2,952
Soybean Oil December 2024 Futures	2.9	2,746
Soybeans November 2024 Futures	4.7	4,481
Sugar No. 11 March 2025 Futures	2.8	2,694
Wheat December 2024 Futures	2.5	2,409
WTI Crude November 2024 Futures	6.4	6,126
Zinc November 2024 Futures	2.8	2,702

Total Long Futures Contracts		$96,043

Total Notional Amount		$96,043

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(12)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$3,140
Arabica Coffee December 2024 Futures	4.1	2,928
Brent Crude January 2025 Futures	6.5	4,614
Copper December 2024 Futures	5.9	4,220
Corn December 2024 Futures	4.9	3,476
Cotton No. 02 December 2024 Futures	1.4	960
Gas Oil November 2024 Futures	2.3	1,626
Gold 100 oz. December 2024 Futures	17.5	12,393
Hard Red Winter Wheat December 2024 Futures	1.6	1,126
Lead November 2024 Futures	0.8	577
Lean Hogs December 2024 Futures	1.7	1,242
Live Cattle December 2024 Futures	3.5	2,500

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
New York Harbor ULSD November 2024 Futures	1.7%	$1,203
Nickel November 2024 Futures	2.6	1,834
NYMEX — Natural Gas November 2024 Futures	8.3	5,929
RBOB Gasoline November 2024 Futures	1.9	1,334
Silver December 2024 Futures	5.7	4,022
Soybean Meal December 2024 Futures	3.1	2,180
Soybean Oil December 2024 Futures	2.9	2,028
Soybeans November 2024 Futures	4.7	3,309
Sugar No. 11 March 2025 Futures	2.8	1,990
Wheat December 2024 Futures	2.5	1,779
WTI Crude November 2024 Futures	6.4	4,524
Zinc November 2024 Futures	2.8	1,996

Total Long Futures Contracts		$70,930

Total Notional Amount		$70,930

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2025 Futures	4.4%	$11,338
Arabica Coffee December 2024 Futures	4.0	10,522
Brent Crude January 2025 Futures	6.4	16,583
Copper December 2024 Futures	5.8	15,165
Corn December 2024 Futures	4.8	12,491
Cotton No. 02 December 2024 Futures	1.3	3,449
Gas Oil January 2025 Futures	2.2	5,809
Gold 100 oz. December 2024 Futures	17.1	44,540
Hard Red Winter Wheat December 2024 Futures	1.5	4,046
Lead January 2025 Futures	0.8	2,100
Lean Hogs December 2024 Futures	1.7	4,466
Live Cattle December 2024 Futures	3.4	8,983
New York Harbor ULSD January 2025 Futures	1.7	4,358
Nickel January 2025 Futures	2.6	6,651
NYMEX — Natural Gas January 2025 Futures	10.1	26,256
RBOB Gasoline January 2025 Futures	1.8	4,702
Silver December 2024 Futures	5.6	14,455
Soybean Meal January 2025 Futures	3.0	7,841
Soybean Oil January 2025 Futures	2.8	7,289
Soybeans January 2025 Futures	4.7	12,098
Sugar No. 11 March 2025 Futures	2.8	7,151
Wheat December 2024 Futures	2.5	6,394
WTI Crude January 2025 Futures	6.2	16,100
Zinc January 2025 Futures	2.8	7,211

Total Long Futures Contracts		$259,998

Total Notional Amount		$259,998

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(14)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$8,046
Arabica Coffee December 2024 Futures	4.1	7,503
Brent Crude January 2025 Futures	6.5	11,826
Copper December 2024 Futures	5.9	10,815
Corn December 2024 Futures	4.9	8,908
Cotton No. 02 December 2024 Futures	1.4	2,460
Gas Oil November 2024 Futures	2.3	4,166
Gold 100 oz. December 2024 Futures	17.5	31,763
Hard Red Winter Wheat December 2024 Futures	1.5	2,885
Lead November 2024 Futures	0.8	1,479
Lean Hogs December 2024 Futures	1.7	3,185
Live Cattle December 2024 Futures	3.5	6,406
New York Harbor ULSD November 2024 Futures	1.7	3,083
Nickel November 2024 Futures	2.6	4,702
NYMEX — Natural Gas November 2024 Futures	8.4	15,195
RBOB Gasoline November 2024 Futures	1.9	3,420
Silver December 2024 Futures	5.7	10,308
Soybean Meal December 2024 Futures	3.1	5,587

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Soybean Oil December 2024 Futures	2.9%	$5,197
Soybeans November 2024 Futures	4.7	8,481
Sugar No. 11 March 2025 Futures	2.8	5,100
Wheat December 2024 Futures	2.5	4,560
WTI Crude November 2024 Futures	6.4	11,595
Zinc November 2024 Futures	2.8	5,115

Total Long Futures Contracts		$181,785

Total Notional Amount		$181,785

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(15)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$5,943
Arabica Coffee December 2024 Futures	4.1	5,541
Brent Crude January 2025 Futures	6.5	8,734
Copper December 2024 Futures	5.9	7,987
Corn December 2024 Futures	4.9	6,579
Cotton No. 02 December 2024 Futures	1.4	1,816
Gas Oil November 2024 Futures	2.3	3,077
Gold 100 oz. December 2024 Futures	17.5	23,458
Hard Red Winter Wheat December 2024 Futures	1.6	2,131
Lead November 2024 Futures	0.8	1,092
Lean Hogs December 2024 Futures	1.7	2,352
Live Cattle December 2024 Futures	3.5	4,731
New York Harbor ULSD November 2024 Futures	1.7	2,277
Nickel November 2024 Futures	2.6	3,472
NYMEX — Natural Gas November 2024 Futures	8.3	11,222
RBOB Gasoline November 2024 Futures	1.9	2,526
Silver December 2024 Futures	5.7	7,613
Soybean Meal December 2024 Futures	3.1	4,126
Soybean Oil December 2024 Futures	2.9	3,838
Soybeans November 2024 Futures	4.7	6,264
Sugar No. 11 March 2025 Futures	2.8	3,766
Wheat December 2024 Futures	2.5	3,367
WTI Crude November 2024 Futures	6.4	8,563
Zinc November 2024 Futures	2.8	3,778

Total Long Futures Contracts		$134,253

Total Notional Amount		$134,253

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(16)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Aluminum July 2024 Futures	7.6%	$3,303	Aluminum November 2024 Futures	(16.3)%	$(7,072)
Gold 100 oz. December 2024 Futures	47.0	20,406	Corn December 2024 Futures	(15.9)	(6,928)
Live Cattle December 2024 Futures	7.8	3,390	Lead November 2024 Futures	(3.9)	(1,712)
RBOB Gasoline November 2024 Futures	15.3	6,634	NYMEX — Natural Gas November 2024 Futures	(46.3)	(20,146)
Silver December 2024 Futures	10.2	4,429	Soybeans November 2024 Futures	(4.0)	(1,717)
WTI Crude November 2024 Futures	15.0	6,533	Sugar No. 11 March 2025 Futures	(3.9)	(1,678)
			Wheat December 2024 Futures	(15.6)	(6,763)

Total Long Futures Contracts		$44,695	Total Short Futures Contracts		$(46,016)

Cash	103.0%	$44,785

		$89,480

Total Notional Amount					$43,464

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(17)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2025 Futures	16.9%	$17,417
Cotton No. 02 December 2024 Futures	1.6	1,603
Gas Oil February 2025 Futures	2.6	2,701
Gold 100 oz. December 2024 Futures	20.1	20,697
Live Cattle December 2024 Futures	6.1	6,306

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
LME — Copper November 2024 Futures	8.1%	$8,310
New York Harbor ULSD February 2025 Futures	3.9	4,047
Nickel November 2024 Futures	4.3	4,494
RBOB Gasoline February 2025 Futures	4.1	4,237
Silver December 2024 Futures	6.5	6,717
Soybean Meal December 2024 Futures	10.5	10,782
Soybeans November 2024 Futures	12.1	12,516
Sugar No. 11 March 2025 Futures	3.2	3,323

Total Long Futures Contracts		$103,150

Cash	0.0%	$(7)

Total Notional Amount		$103,143

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(18)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	3.1%	$2,405
Arabica Coffee March 2025 Futures	7.1	5,556
Brent Crude May 2025 Futures	5.6	4,318
Copper March 2025 Futures	0.4	323
Cotton No. 02 March 2025 Futures	1.3	1,013
Gas Oil May 2025 Futures	2.9	2,263
Gold 100 oz. April 2025 Futures	6.5	5,078
Gold 100 oz. December 2024 Futures	17.0	13,192
Live Cattle April 2025 Futures	5.6	4,326
Live Cattle December 2024 Futures	2.8	2,189
New York Harbor ULSD May 2025 Futures	1.4	1,089
Nickel March 2025 Futures	4.4	3,427
NYMEX — Natural Gas March 2025 Futures	1.0	811
RBOB Gasoline May 2025 Futures	8.3	6,430
Silver December 2024 Futures	3.7	2,841
Silver March 2025 Futures	1.5	1,156
Sugar No. 11 March 2025 Futures	5.3	4,136
Wheat March 2025 Futures	0.1	108
WTI Crude May 2025 Futures	8.1	6,287
Zinc December 2024 Futures	0.8	647
Zinc March 2025 Futures	2.6	2,001

Total Long Futures Contracts		$69,596

Cash	10.5%	$8,190

Total Notional Amount		$77,786

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(19)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$8,240
Arabica Coffee December 2024 Futures	4.1	7,683
Brent Crude January 2025 Futures	6.5	12,110
Copper December 2024 Futures	5.9	11,075
Corn December 2024 Futures	4.9	9,122
Cotton No. 02 December 2024 Futures	1.3	2,519
Gas Oil November 2024 Futures	2.3	4,266
Gold 100 oz. December 2024 Futures	17.5	32,526
Hard Red Winter Wheat December 2024 Futures	1.6	2,954
Lead November 2024 Futures	0.8	1,514
Lean Hogs December 2024 Futures	1.7	3,261
Live Cattle December 2024 Futures	3.5	6,560
New York Harbor ULSD November 2024 Futures	1.7	3,157
Nickel November 2024 Futures	2.6	4,814
NYMEX — Natural Gas November 2024 Futures	8.4	15,559
RBOB Gasoline November 2024 Futures	1.9	3,502
Silver December 2024 Futures	5.7	10,556
Soybean Meal December 2024 Futures	3.1	5,721
Soybean Oil December 2024 Futures	2.9	5,322
Soybeans November 2024 Futures	4.7	8,685
Sugar No. 11 March 2025 Futures	2.8	5,222
Wheat December 2024 Futures	2.5	4,669

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
WTI Crude November 2024 Futures	6.4%	$11,874
Zinc November 2024 Futures	2.8	5,238

Total Long Futures Contracts		$186,149

Total Notional Amount		$186,149

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(20)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$9,085
Arabica Coffee December 2024 Futures	4.1	8,472
Brent Crude January 2025 Futures	6.5	13,353
Copper December 2024 Futures	5.9	12,212
Corn December 2024 Futures	4.9	10,058
Cotton No. 02 December 2024 Futures	1.3	2,777
Gas Oil November 2024 Futures	2.3	4,704
Gold 100 oz. December 2024 Futures	17.5	35,865
Hard Red Winter Wheat December 2024 Futures	1.6	3,258
Lead November 2024 Futures	0.8	1,670
Lean Hogs December 2024 Futures	1.7	3,596
Live Cattle December 2024 Futures	3.5	7,233
New York Harbor ULSD November 2024 Futures	1.7	3,482
Nickel November 2024 Futures	2.6	5,309
NYMEX — Natural Gas November 2024 Futures	8.4	17,157
RBOB Gasoline November 2024 Futures	1.9	3,862
Silver December 2024 Futures	5.7	11,639
Soybean Meal December 2024 Futures	3.1	6,308
Soybean Oil December 2024 Futures	2.9	5,868
Soybeans November 2024 Futures	4.7	9,576
Sugar No. 11 March 2025 Futures	2.8	5,758
Wheat December 2024 Futures	2.5	5,148
WTI Crude November 2024 Futures	6.4	13,092
Zinc November 2024 Futures	2.8	5,776

Total Long Futures Contracts		$205,258

Total Notional Amount		$205,258

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(21)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2024 Futures	4.4%	$2,907
Arabica Coffee December 2024 Futures	4.1	2,711
Brent Crude January 2025 Futures	6.5	4,272
Copper December 2024 Futures	5.9	3,907
Corn December 2024 Futures	4.9	3,218
Cotton No. 02 December 2024 Futures	1.3	889
Gas Oil November 2024 Futures	2.3	1,505
Gold 100 oz. December 2024 Futures	17.5	11,475
Hard Red Winter Wheat December 2024 Futures	1.6	1,042
Lead November 2024 Futures	0.8	534
Lean Hogs December 2024 Futures	1.7	1,151
Live Cattle December 2024 Futures	3.5	2,314
New York Harbor ULSD November 2024 Futures	1.7	1,114
Nickel November 2024 Futures	2.6	1,699
NYMEX — Natural Gas November 2024 Futures	8.4	5,489
RBOB Gasoline November 2024 Futures	1.9	1,236
Silver December 2024 Futures	5.7	3,724
Soybean Meal December 2024 Futures	3.1	2,018
Soybean Oil December 2024 Futures	2.9	1,878
Soybeans November 2024 Futures	4.7	3,064
Sugar No. 11 March 2025 Futures	2.8	1,842
Wheat December 2024 Futures	2.5	1,647
WTI Crude November 2024 Futures	6.4	4,189
Zinc November 2024 Futures	2.8	1,848

Total Long Futures Contracts		$65,673

Total Notional Amount		$65,673

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	95

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$4,951	$0	$65	$0	$5,705	$10,721
Swap Agreements	0	0	0	0	4,309	4,309

	$4,951	$0	$65	$0	$10,014	$15,030

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,880	$0	$9,880
Swap Agreements	137,638	0	0	0	7,829	145,467

	$137,638	$0	$0	$9,880	$7,829	$155,347

	$142,589	$0	$65	$9,880	$17,843	$170,377

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$562	$0	$0	$0	$126	$688
Futures	3,046	0	12	0	3,111	6,169
Swap Agreements	0	0	0	0	3,790	3,790

	$3,608	$0	$12	$0	$7,027	$10,647

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,260	$0	$6,260
Written Options	0	0	0	0	5,775	5,775
Swap Agreements	14,535	0	0	0	609	15,144

	$14,535	$0	$0	$6,260	$6,384	$27,179

	$18,143	$0	$12	$6,260	$13,411	$37,826

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(361)	$0	$0	$0	$0	$(361)
Written Options	1,241	0	0	0	1,639	2,880
Futures	(13,764)	0	0	0	(28,094)	(41,858)
Swap Agreements	0	0	0	0	118	118

	$(12,884)	$0	$0	$0	$(26,337)	$(39,221)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,887)	$0	$(11,887)
Written Options	0	0	0	0	2,523	2,523
Swap Agreements	(141,239)	0	0	0	13,258	(127,981)

	$(141,239)	$0	$0	$(11,887)	$15,781	$(137,345)

	$(154,123)	$0	$0	$(11,887)	$(10,556)	$(176,566)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$330	$0	$0	$0	$0	$330
Written Options	(8)	0	0	0	(1,226)	(1,234)
Futures	1,637	0	0	0	988	2,625
Swap Agreements	0	0	0	0	13,856	13,856

	$1,959	$0	$0	$0	$13,618	$15,577

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,067	$0	$1,067
Written Options	0	0	0	0	(1,619)	(1,619)
Swap Agreements	101,870	0	0	0	7,592	109,462

	$101,870	$0	$0	$1,067	$5,973	$108,910

	$103,829	$0	$0	$1,067	$19,591	$124,487

96	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$13,544	$0	$13,544
Industrials	0	891	0	891
Utilities	0	200	0	200
U.S. Government Agencies	0	707,605	0	707,605
U.S. Treasury Obligations	0	2,178,790	0	2,178,790
Non-Agency Mortgage-Backed Securities	0	46,021	0	46,021
Asset-Backed Securities	0	446,525	0	446,525
Sovereign Issues	0	378,811	0	378,811
Preferred Securities
Banking & Finance	0	3,894	0	3,894
Short-Term Instruments
Commercial Paper	0	53,294	0	53,294
Repurchase Agreements	0	717,245	0	717,245
U.S. Treasury Bills	0	223,731	0	223,731

	$0	$4,770,551	$0	$4,770,551

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$269,067	$0	$0	$269,067

Total Investments	$269,067	$4,770,551	$0	$5,039,618

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(50,314)	$0	$(50,314)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,640	9,212	0	14,852
Over the counter	0	155,347	0	155,347

	$5,640	$164,559	$0	$170,199

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,688)	(4,909)	0	(10,597)
Over the counter	0	(27,179)	0	(27,179)

	$(5,688)	$(32,088)	$0	$(37,776)

Total Financial Derivative Instruments	$(48)	$132,471	$0	$132,423

Totals	$269,019	$4,852,708	$0	$5,121,727

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	97

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 137.2%

CORPORATE BONDS & NOTES 1.8%

BANKING & FINANCE 1.7%

Ambac Assurance Corp.
5.100% due 12/31/2099 (f)		$28	$39

Jyske Realkredit AS
1.500% due 10/01/2050	DKK	75,606	9,340
1.500% due 10/01/2053		26,501	3,201
2.000% due 10/01/2053		790	101
2.500% due 10/01/2047		1	0

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		1,388	169
1.500% due 10/01/2053		5,582	632
2.000% due 10/01/2053		2,997	383

Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
1.500% due 10/01/2052		21,917	2,736
1.500% due 10/01/2053		897	97
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		28,532	4,097

Realkredit Danmark AS
1.500% due 10/01/2053		31,501	3,936
2.000% due 10/01/2053		509	61
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		38,745	5,560

UBS Group AG
4.664% due 01/16/2026 ~	EUR	200	223
7.750% due 03/01/2029 •		100	128

			30,705

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$200	198

UTILITIES 0.1%

Petrobras Global Finance BV
7.250% due 03/17/2044		424	450

Total Corporate Bonds & Notes (Cost $36,404)			31,353

U.S. GOVERNMENT AGENCIES 27.8%

Ginnie Mae
5.461% due 08/20/2068 •		854	852
5.995% due 02/20/2074 •		923	921

Ginnie Mae, TBA
3.500% due 10/01/2054		94,900	89,169

Uniform Mortgage-Backed Security
4.000% due 08/01/2052		944	907
4.500% due 09/01/2052 - 11/01/2052		2,814	2,767

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054		51,690	49,688
4.500% due 12/01/2054		194,200	191,131
5.500% due 11/01/2054		29,900	30,249
6.000% due 10/01/2054 - 11/01/2054		101,300	103,536
6.500% due 11/01/2054		26,400	27,205

Total U.S. Government Agencies (Cost $497,532)			496,425

U.S. TREASURY OBLIGATIONS 61.3%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2025		27,395	26,866
0.125% due 04/15/2026 (l)		12,233	11,895
0.125% due 07/15/2026		20,693	20,175
0.125% due 07/15/2026 (l)		8,870	8,648
0.125% due 10/15/2026 (j)		58,472	56,868
0.125% due 04/15/2027		11,585	11,155
0.125% due 01/15/2030 (l)(n)		7,335	6,846
0.125% due 07/15/2030		26,265	24,432
0.125% due 01/15/2031		30,255	27,811
0.125% due 07/15/2031 (j)		153,672	140,639

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 01/15/2032		$22,466	$20,314
0.125% due 02/15/2051		6,016	3,804
0.250% due 07/15/2029 (j)		42,408	40,249
0.250% due 02/15/2050		7,463	4,960
0.375% due 07/15/2025 (l)		12,070	11,898
0.375% due 01/15/2027 (l)		14,818	14,399
0.375% due 07/15/2027		17,461	16,983
0.500% due 01/15/2028		50,240	48,655
0.625% due 01/15/2026 (l)(n)		7,810	7,661
0.625% due 01/15/2026		50,552	49,588
0.625% due 07/15/2032 (j)		52,719	49,385
0.625% due 02/15/2043		9,549	7,673
0.750% due 07/15/2028		37,540	36,717
0.750% due 02/15/2042		12,890	10,755
0.750% due 02/15/2045		27,194	21,762
0.875% due 01/15/2029 (n)		81	79
0.875% due 02/15/2047		28,587	22,982
1.000% due 02/15/2046		23,708	19,777
1.000% due 02/15/2048		14,160	11,648
1.000% due 02/15/2049		9,874	8,065
1.125% due 01/15/2033		40,335	38,937
1.250% due 04/15/2028		34,080	33,766
1.375% due 07/15/2033		27,651	27,271
1.375% due 02/15/2044		25,439	23,227
1.625% due 10/15/2027 (l)		23,890	24,052
1.750% due 01/15/2034		20,976	21,220
1.875% due 07/15/2034 (j)		39,694	40,680
2.000% due 01/15/2026 (l)(n)		5,827	5,818
2.125% due 04/15/2029 (j)(l)		7,525	7,736
2.125% due 02/15/2040 (n)		5,195	5,426
2.125% due 02/15/2041		6,607	6,919
2.125% due 02/15/2054		17,217	17,921
2.375% due 01/15/2025		51,925	51,583
2.375% due 10/15/2028 (j)		33,887	35,203
2.500% due 01/15/2029 (l)(n)		6,065	6,327
2.500% due 01/15/2029 (l)		4,761	4,967
3.375% due 04/15/2032 (n)		53	60

Total U.S. Treasury Obligations (Cost $1,166,944)			1,093,802

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Alliance Bancorp Trust
5.449% due 07/25/2037 •		437	376

Banc of America Alternative Loan Trust
5.619% due 12/25/2035 •		332	277
6.000% due 06/25/2046		241	209

Banc of America Mortgage Trust
5.064% due 11/25/2035 ~		42	37
5.612% due 06/25/2035 ~		35	31
5.965% due 08/25/2035 ~		41	40

BCAP LLC Trust
4.603% due 04/26/2036 ~		192	169

Bear Stearns Adjustable Rate Mortgage Trust
4.900% due 07/25/2036 ~		92	80

Citigroup Mortgage Loan Trust
5.500% due 08/25/2034		679	665

Countrywide Alternative Loan Trust
4.789% due 10/25/2035 ~		7	5
5.270% due 12/20/2046 •		123	105
5.500% due 11/25/2035		23	19
5.500% due 01/25/2036		137	78
6.000% due 08/25/2036 •		73	43
6.000% due 04/25/2037		780	589
6.250% due 11/25/2036		62	47

Countrywide Home Loan Mortgage Pass-Through Trust
5.549% due 04/25/2035 •		151	142
6.000% due 03/25/2037		462	209
6.000% due 05/25/2037		325	146
6.000% due 07/25/2037		944	432

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.269% due 04/25/2037 •		336	231
6.800% due 07/25/2036 þ		152	131

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		50	20

Grifonas Finance PLC
3.681% due 08/28/2039 •	EUR	152	165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp. Trust
8.497% due 08/15/2039 •		$2,700	$2,707

GSR Mortgage Loan Trust
5.202% due 09/25/2035 ~		6	6
6.000% due 11/25/2035		314	112

IndyMac IMSC Mortgage Loan Trust
5.329% due 07/25/2047 •		322	214

Lehman Mortgage Trust
5.093% due 01/25/2036 ~		103	98

MASTR Alternative Loan Trust
5.369% due 03/25/2036 •		414	41

Morgan Stanley Mortgage Loan Trust
7.153% due 06/25/2036 ~		23	22

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		1,633	1,617

New York Mortgage Trust
5.002% due 05/25/2036 ~		44	39

One Market Plaza Trust
3.614% due 02/10/2032		1,109	1,013

Residential Asset Securitization Trust
5.369% due 05/25/2035 •		329	204
5.369% due 01/25/2046 •		880	237
5.750% due 02/25/2036		172	63
6.250% due 11/25/2036		166	63
6.500% due 06/25/2037		11,582	2,590

Sequoia Mortgage Trust
5.475% due 07/20/2036 •		505	442

Structured Asset Mortgage Investments Trust
5.389% due 05/25/2036 •		178	119
5.409% due 05/25/2036 •		257	207
5.529% due 02/25/2036 •		206	172

Towd Point Mortgage Trust
2.750% due 10/25/2057 ~		1,261	1,229

WaMu Mortgage Pass-Through Certificates Trust
3.982% due 11/25/2036 ~		213	186
4.168% due 02/25/2037 ~		33	29
5.058% due 10/25/2035 ~		469	428
6.806% due 09/25/2033 ~		2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036		257	187

Total Non-Agency Mortgage-Backed Securities (Cost $21,475)			16,273

ASSET-BACKED SECURITIES 9.3%

522 Funding CLO Ltd.
6.584% due 10/20/2031 •		305	305

Allegro CLO Ltd.
6.516% due 10/16/2031 •		1,873	1,874

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.749% due 05/25/2034 •		61	61

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		4,573	4,571

Ares European CLO DAC
4.295% due 04/15/2030 •	EUR	399	443

Argent Securities Trust
5.289% due 05/25/2036 •		$1,427	348

Atlas Senior Loan Fund Ltd.
6.653% due 01/15/2031 •		282	282

Bain Capital Euro CLO DAC
4.788% due 01/24/2033 •	EUR	588	655

Barings CLO Ltd.
6.534% due 01/20/2031 •		$1,195	1,196
6.614% due 01/20/2032 •		3,964	3,967

BDS Ltd.
6.765% due 03/19/2039 •		6,906	6,923

Benefit Street Partners CLO Ltd.
6.577% due 01/17/2032 •		1,132	1,133
6.643% due 07/15/2032 •		1,000	1,000

Capital Four U.S. CLO Ltd.
7.182% due 01/20/2037 •		1,200	1,210

98	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Euro CLO DAC
4.172% due 08/15/2030 •	EUR	2,170	$2,418

Carlyle Global Market Strategies CLO Ltd.
6.575% due 07/27/2031 •		$277	277

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031	EUR	1,022	1,137

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		$143	143
6.743% due 01/15/2030 •		264	264

CBAM Ltd.
6.567% due 04/17/2031 •		525	525
6.664% due 04/20/2032 •		2,253	2,256
6.794% due 07/20/2030 •		432	433

Cedar Funding CLO Ltd.
6.647% due 07/17/2031 •		717	718

CIFC Funding Ltd.
6.495% due 10/24/2030 •		155	155
6.541% due 04/18/2031 •		2,110	2,112

Citigroup Mortgage Loan Trust
5.049% due 01/25/2037 •		211	155
5.464% due 10/25/2036 •		2,300	2,255

Contego CLO DAC
4.338% due 01/23/2030 •	EUR	1,194	1,323

Countrywide Asset-Backed Certificates Trust
5.109% due 07/25/2037 •		$240	224
5.169% due 09/25/2037 •		65	59
5.429% due 05/25/2037 •		806	749
5.469% due 03/25/2037 •		1,730	1,683
5.805% due 04/25/2036 ~		39	36
6.169% due 10/25/2035 •		992	983

CQS U.S. CLO Ltd.
7.132% due 07/20/2031 •		1,095	1,096

Crestline Denali CLO Ltd.
6.685% due 10/23/2031 •		1,096	1,097

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		358	101

CVC Cordatus Loan Fund DAC
4.322% due 08/15/2032 •	EUR	324	360
4.415% due 09/22/2034 •		2,300	2,558

Denali Capital CLO Ltd.
6.613% due 04/15/2031 •		$248	248

Dryden CLO Ltd.
6.390% due 05/15/2031 •		735	736
6.511% due 04/18/2031 •		425	426

Dryden Euro CLO DAC
4.642% due 01/17/2033 •	EUR	1,000	1,112

Dunedin Park CLO DAC
4.540% due 11/20/2034 •		700	777

Elevation CLO Ltd.
6.496% due 10/25/2030 •		$1,297	1,298

First Franklin Mortgage Loan Trust
5.674% due 11/25/2036 •		1,903	1,854

Fremont Home Loan Trust
5.239% due 10/25/2036 •		168	152
5.269% due 10/25/2036 •		4,101	1,657
5.449% due 10/25/2036 •		2,254	911

GoldenTree Loan Management EUR CLO DAC
4.588% due 01/20/2032 •	EUR	1,982	2,206

Harvest CLO DAC
4.419% due 11/18/2030 •		835	929

Hayfin Emerald CLO
5.072% due 07/18/2038 •		1,900	2,122

Home Equity Asset Trust
5.644% due 02/25/2036 •		$2,615	2,553

Home Equity Mortgage Loan Asset-Backed Trust
5.189% due 04/25/2037 •		271	208

HSI Asset Securitization Corp. Trust
5.269% due 07/25/2036 •		4,860	2,161

ICG U.S. CLO Ltd.
6.624% due 07/22/2031 •		673	674

IndyMac INDB Mortgage Loan Trust
5.109% due 07/25/2036 •		724	237

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		26	26

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO Ltd.
6.743% due 01/15/2031 •		$956	$958

LCM LP
6.584% due 07/20/2031 •		988	989

LCM Ltd.
6.382% due 07/20/2030 •		325	325

Lehman XS Trust
4.552% due 06/25/2036 þ		460	449
5.289% due 05/25/2036 •		551	472

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		484	483
6.892% due 01/17/2037 •		2,044	2,045

Long Beach Mortgage Loan Trust
5.569% due 01/25/2036 •		1,110	1,019

Madison Park Euro Funding DAC
4.485% due 07/15/2032 •	EUR	5,595	6,201

Madison Park Funding Ltd.
6.459% due 10/18/2030 •		$932	933

MASTR Asset-Backed Securities Trust
5.449% due 06/25/2036 •		203	73
5.539% due 01/25/2036 •		1,725	1,716

MF1 LLC
7.115% due 06/19/2037 •		2,479	2,483

Morgan Stanley ABS Capital, Inc. Trust
5.039% due 10/25/2036 •		1,461	650
5.079% due 10/25/2036 •		17	9
5.099% due 10/25/2036 •		779	699
5.189% due 10/25/2036 •		1,802	802
5.269% due 06/25/2036 •		1,137	589

Morgan Stanley Mortgage Loan Trust
5.429% due 02/25/2037 •		147	31
6.226% due 10/25/2036 þ		179	52

Mountain View CLO Ltd.
6.683% due 07/15/2031 •		695	696

NovaStar Mortgage Funding Trust
5.309% due 11/25/2036 •		147	45

Oaktree CLO Ltd.
6.654% due 04/22/2030 •		437	438

Octagon Investment Partners Ltd.
6.378% due 02/14/2031 •		5,081	5,084
6.508% due 04/16/2031 •		1,009	1,010

OSD CLO Ltd.
6.417% due 04/17/2031 •		3,757	3,762

OZLM Ltd.
6.767% due 10/30/2030 •		16	16

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •		1,853	1,855

Palmer Square European Loan Funding DAC
0.000% due 05/15/2034 •	EUR	3,700	4,120
4.735% due 10/15/2031 •		793	884

Palmer Square Loan Funding Ltd.
6.190% due 05/20/2029 •		$316	316
6.363% due 10/15/2029 •		1,036	1,037

Providus CLO DAC
0.000% due 10/15/2038 •(a)	EUR	1,500	1,670
4.508% due 04/20/2034 •		3,300	3,668

RAAC Trust
5.669% due 02/25/2046 •		$1	1

Rad CLO Ltd.
6.665% due 07/24/2032 •		6,400	6,405

Renaissance Home Equity Loan Trust
6.069% due 09/25/2037 •		5,088	2,149

Residential Asset Securities Corp. Trust
5.219% due 11/25/2036 •		3,086	2,795
5.449% due 08/25/2036 •		458	429

Rockford Tower Europe CLO DAC
5.075% due 04/24/2037 •	EUR	2,700	3,011

Securitized Asset-Backed Receivables LLC Trust
5.289% due 07/25/2036 •		$1,904	678
5.409% due 10/25/2036 •		10,210	3,476
5.469% due 05/25/2036 •		715	376

Sound Point CLO Ltd.
6.691% due 04/18/2031 •		1,268	1,269

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
5.089% due 11/25/2036 •		$117	$33
5.374% due 12/25/2036 •		1,125	1,114
5.529% due 05/25/2036 •		184	179

Specialty Underwriting & Residential Finance Trust
5.289% due 09/25/2037 •		8,316	4,267

St Paul’s CLO DAC
4.488% due 04/22/2035	EUR	800	886

Structured Asset Investment Loan Trust
5.689% due 10/25/2035 •		$1,268	1,237

Structured Asset Securities Corp. Mortgage Loan Trust
6.815% due 04/25/2035 •		5	5

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		409	409

TCW CLO Ltd.
6.516% due 04/25/2031 •		654	654

Tikehau CLO DAC
4.585% due 10/15/2031 •	EUR	1,826	2,033

Toro European CLO DAC
4.352% due 02/15/2034 •		5,600	6,215
4.425% due 10/15/2030 •		278	310
4.624% due 01/12/2032 •		3,794	4,216

TPG Real Estate Finance Issuer Ltd.
6.733% due 02/15/2039 •		$1,670	1,664

Venture CLO Ltd.
6.444% due 10/20/2028 •		31	31

Voya CLO Ltd.
6.482% due 07/20/2032 •		500	500
6.543% due 06/07/2030 •		518	519
6.623% due 04/15/2031 •		496	496
6.663% due 07/14/2031 •		368	369
6.773% due 10/15/2030 •		887	888

Voya Euro CLO DAC
4.645% due 07/15/2035 •	EUR	2,800	3,115

Wellfleet CLO Ltd.
6.714% due 07/20/2032 •		$2,185	2,187

Wind River CLO Ltd.
6.643% due 07/15/2031 •		699	699

Total Asset-Backed Securities (Cost $170,480)			165,566

SOVEREIGN ISSUES 9.8%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (d)	BRL	400	73
0.000% due 04/01/2025 (d)		93,900	16,342

France Government International Bond
0.100% due 03/01/2026 (e)	EUR	20,017	22,013
0.100% due 07/25/2031 (e)		13,686	14,631
0.100% due 07/25/2038 (e)		118	115

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		3,286	3,497
1.400% due 05/26/2025 (e)		42,212	46,685
1.800% due 05/15/2036 (e)		1,221	1,366

Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	2,034,876	14,632
0.100% due 03/10/2029 (e)		7,514,322	54,322

Peru Government International Bond
6.150% due 08/12/2032	PEN	1,000	274

Total Sovereign Issues (Cost $184,975)			173,950

		SHARES
COMMON STOCKS 0.3%

COMMUNICATION SERVICES 0.0%

Frontier Communications Parent, Inc. (b)		11,500	409

CONSUMER DISCRETIONARY 0.1%

Capri Holdings Ltd. (b)		5,200	221

Hilton Worldwide Holdings, Inc.		1,631	376

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	99

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Marriott International, Inc. ‘A’	1,525	$379

		976

CONSUMER STAPLES 0.0%

Kellanova	5,700	460

ENERGY 0.1%

Hess Corp.	2,800	380

Marathon Oil Corp.	15,900	424

		804

FINANCIALS 0.0%

Discover Financial Services	1,800	252

HEALTH CARE 0.0%

Amedisys, Inc. (b)	2,400	232

INDUSTRIALS 0.1%

International Distributions Services PLC	49,490	226

Stericycle, Inc. (b)	4,900	299

		525

INFORMATION TECHNOLOGY 0.0%

Ansys, Inc. (b)	800	255

HashiCorp, Inc. ‘A’ (b)	7,700	261

		516

MATERIALS 0.0%

Osisko Mining, Inc. (b)(h)	26,600	96

U.S. Steel Corp.	7,800	275

		371

Total Common Stocks (Cost $4,387)		4,545

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(f)	670,000	679

Total Preferred Securities (Cost $670)		679

REAL ESTATE INVESTMENT TRUSTS 4.8%

REAL ESTATE 4.8%

Alexandria Real Estate Equities, Inc.	6,122	727

American Homes 4 Rent ‘A’	55,623	2,135

American Tower Corp.	4,614	1,073

Americold Realty Trust, Inc.	39,639	1,121

AvalonBay Communities, Inc.	14,952	3,368

Brixmor Property Group, Inc.	8,675	242

BXP, Inc.	4,978	401

	SHARES	MARKET VALUE (000S)

Camden Property Trust	10,265	$1,268

COPT Defense Properties	14,983	454

Crown Castle, Inc.	7,275	863

CubeSmart	4,947	266

DiamondRock Hospitality Co.	96,037	838

Digital Realty Trust, Inc.	25,907	4,193

Equinix, Inc.	7,246	6,432

Equity LifeStyle Properties, Inc.	26,836	1,915

Equity Residential	32,597	2,427

Essential Properties Realty Trust, Inc.	27,593	942

Essex Property Trust, Inc.	3,884	1,147

Extra Space Storage, Inc.	9,076	1,635

Federal Realty Investment Trust	7,985	918

First Industrial Realty Trust, Inc.	34,162	1,912

Gaming & Leisure Properties, Inc.	33,790	1,739

Healthcare Realty Trust, Inc.	36,481	662

Healthpeak Properties, Inc.	75,437	1,725

Highwoods Properties, Inc.	14,977	502

Host Hotels & Resorts, Inc.	61,734	1,087

InvenTrust Properties Corp.	13,283	377

Invitation Homes, Inc.	78,468	2,767

Kilroy Realty Corp.	12,008	465

Kimco Realty Corp.	43,328	1,006

Lineage, Inc.	8,063	632

Mid-America Apartment Communities, Inc.	4,017	638

Omega Healthcare Investors, Inc.	25,124	1,023

Park Hotels & Resorts, Inc.	26,333	371

Prologis, Inc.	64,842	8,188

Public Storage	12,536	4,561

Realty Income Corp.	47,548	3,016

Regency Centers Corp.	19,167	1,384

Rexford Industrial Realty, Inc.	21,516	1,082

RLJ Lodging Trust	111,553	1,024

Ryman Hospitality Properties, Inc.	11,400	1,223

SBA Communications Corp.	3,597	866

Simon Property Group, Inc.	29,164	4,929

SL Green Realty Corp.	5,198	362

Sun Communities, Inc.	9,951	1,345

Sunstone Hotel Investors, Inc.	78,973	815

UDR, Inc.	33,804	1,533

Ventas, Inc.	18,609	1,193

VICI Properties, Inc.	51,832	1,727

Welltower, Inc.	45,350	5,806

WP Carey, Inc.	3,419	213

Total Real Estate Investment Trusts (Cost $63,350)		86,538

	OUNCES
COMMODITIES 19.9%

Gold Warehouse Receipts	135,500	355,797

Total Commodities (Cost $229,043)		355,797

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.3%

COMMERCIAL PAPER 0.3%

Bacardi Martini BV
5.600% due 10/10/2024	$1,750	$1,747

Entergy Corp.
5.600% due 10/15/2024	250	250

Harley-Davidson Financial Services, Inc.
5.970% due 10/17/2024	350	349

L3Harris Technologies, Inc.
5.460% due 10/09/2024	2,450	2,447

		4,793

REPURCHASE AGREEMENTS (i) 0.5%
		8,400

U.S. TREASURY BILLS 0.5%
5.315% due 10/01/2024 - 12/19/2024 (c)(d)(n)	8,206	8,184

Total Short-Term Instruments (Cost $21,375)		21,377

Total Investments in Securities (Cost $2,396,635)		2,446,305

	SHARES
INVESTMENTS IN AFFILIATES 6.7%

MUTUAL FUNDS (g) 6.7%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	15,883,322	118,807

Total Mutual Funds (Cost $135,620)		118,807

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	9,661	94

Total Short-Term Instruments (Cost $94)		94

Total Investments in Affiliates (Cost $135,714)		118,901

Total Investments 143.9% (Cost $2,532,349)		$2,565,206

Financial Derivative Instruments (k)(m) 0.3% (Cost or Premiums, net $4,084)		6,061

Other Assets and Liabilities, net (44.2)%		(788,218)

Net Assets 100.0%		$1,783,049

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

100	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Osisko Mining, Inc.	08/16/2024	$93	$96	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.860%	09/30/2024	10/01/2024	$8,400	U.S. Treasury Bonds 1.750% due 08/15/2041	$(8,568)	$8,400	$8,400

Total Repurchase Agreements						$(8,568)	$8,400	$8,400

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	5.030%	09/19/2024	10/10/2024	$(144,678)	$(144,921)
DEU	4.900	09/26/2024	10/03/2024	(8,755)	(8,761)
	5.100	09/30/2024	10/03/2024	(1,957)	(1,957)
JPS	4.880	09/26/2024	10/03/2024	(17,428)	(17,440)
	5.030	09/30/2024	10/03/2024	(309)	(309)
NOM	5.300	09/10/2024	10/08/2024	(139,075)	(139,505)

Total Reverse Repurchase Agreements					$(312,893)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(144,921)	$0	$(144,921)	$144,584	$(337)
DEU	0	(10,718)	0	(10,718)	10,684	(34)
FICC STR	8,400	0	0	8,400	(8,568)	(168)
JPS	0	(17,749)	0	(17,749)	17,669	(80)
NOM	0	(139,505)	0	(139,505)	139,060	(445)

Total Borrowings and Other Financing Transactions	$8,400	$(312,893)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(312,893)	$0	$0	$(312,893)

Total Borrowings	$0	$(312,893)	$0	$0	$(312,893)

Payable for reverse repurchase agreements					$(312,893)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	101

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

(j)	Securities with an aggregate market value of $312,661 have been pledged as collateral under the terms of the above master agreements as of September 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(355,911) at a weighted average interest rate of 5.414%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Euro-Schatz November 2024 Futures	EUR 107.300	10/25/2024	886	$886	$(140)	$(128)

Total Written Options					$(140)	$(128)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2026	1,268	$346,093	$651	$106	$0
Aluminum January Futures	01/2025	37	2,152	35	0	0
Aluminum March Futures	03/2025	39	2,568	85	32	0
Aluminum November Futures	11/2024	32	1,838	(248)	0	0
Arabica Coffee March Futures	03/2025	37	3,148	612	22	0
Australia Government 10-Year Bond December Futures	12/2024	560	45,064	(306)	0	(122)
Brent Crude December Futures	10/2025	40	2,828	53	11	0
Brent Crude June Futures	04/2025	270	19,181	(94)	73	0
California Carbon Allowance December Futures	12/2024	282	9,574	(22)	16	0
California Carbon Allowance December Futures	12/2025	1,322	47,856	(2,185)	367	0
Cocoa March Futures	03/2025	21	1,306	51	0	(163)
Copper December Futures	12/2024	58	6,112	233	0	(66)
Copper March Futures	03/2025	2	213	4	0	(4)
Corn December Futures	12/2024	1,113	23,637	958	376	0
Cotton No. 2 December Futures	12/2024	96	3,312	35	15	0
Cotton No. 2 March Futures	03/2025	27	1,017	(4)	11	0
Euro-Bobl December Futures	12/2024	99	13,230	143	24	0
Euro-BTP December Futures	12/2024	364	49,218	1,058	69	0
Euro-Bund 10-Year Bond December Futures	12/2024	201	30,187	(9)	283	0
European Climate Exchange December Futures	12/2024	36	2,696	110	0	(41)
Gas Oil March Futures	03/2025	64	4,678	(446)	41	0
Gold 100 oz. April Futures	04/2025	19	5,128	119	0	(16)
Hard Red Winter Wheat December Futures	12/2024	322	9,398	147	113	0
Henry Hub Natural Gas March Futures	02/2030	3	26	(1)	0	0
Henry Hub Natural Gas March Futures	02/2031	1	9	(1)	0	0
Henry Hub Natural Gas April Futures	03/2030	3	22	(8)	0	0
Henry Hub Natural Gas April Futures	03/2031	1	7	(4)	0	0
Henry Hub Natural Gas August Futures	07/2030	3	25	(3)	0	0
Henry Hub Natural Gas August Futures	07/2031	1	8	(1)	0	0
Henry Hub Natural Gas December Futures	11/2030	3	31	7	0	0
Henry Hub Natural Gas December Futures	11/2031	1	10	4	0	0
Henry Hub Natural Gas February Futures	01/2030	3	31	9	0	0
Henry Hub Natural Gas February Futures	01/2031	1	10	4	0	0
Henry Hub Natural Gas January Futures	12/2029	3	33	12	0	0
Henry Hub Natural Gas January Futures	12/2030	1	11	6	0	0
Henry Hub Natural Gas July Futures	06/2030	3	25	(4)	0	0
Henry Hub Natural Gas July Futures	06/2031	1	8	(1)	0	0
Henry Hub Natural Gas June Futures	05/2030	3	23	(6)	0	0
Henry Hub Natural Gas June Futures	05/2031	1	8	(3)	0	0
Henry Hub Natural Gas May Futures	04/2030	3	22	(8)	0	0
Henry Hub Natural Gas May Futures	04/2031	1	7	(4)	0	0
Henry Hub Natural Gas November Futures	10/2030	3	28	2	0	0
Henry Hub Natural Gas November Futures	10/2031	1	9	1	0	0
Henry Hub Natural Gas October Futures	09/2030	3	25	(2)	0	0

102	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas October Futures	09/2031	1	$8	$(1)	$0	$0
Henry Hub Natural Gas September Futures	08/2030	3	25	(4)	0	0
Henry Hub Natural Gas September Futures	08/2031	1	8	(1)	0	0
Iron Ore January Futures	01/2025	544	5,939	850	381	0
Japan Government 10-Year Bond December Futures	12/2024	8	8,051	14	18	(32)
Live Cattle April Futures April Futures	04/2025	58	4,328	112	4	0
Live Cattle December Futures	12/2024	95	7,022	249	12	0
Natural Gas December Futures	11/2024	349	11,674	856	46	0
Natural Gas March Futures	02/2025	25	796	52	6	0
Natural Gas November Futures	10/2024	218	6,372	874	143	0
New York Harbor March Futures	02/2025	39	3,996	(428)	10	0
Nickel January Futures	01/2025	11	1,111	220	242	0
Nickel March Futures	03/2025	34	3,616	138	25	0
Nickel November Futures	11/2024	45	4,499	31	0	0
RBOB Gasoline March Futures	02/2025	91	8,185	(767)	30	0
Silver December Futures	12/2024	36	5,286	467	0	(92)
Silver March Futures	03/2025	2	298	54	0	(13)
Soybean January Futures	01/2025	179	9,623	369	0	(70)
Soybean Meal January Futures	01/2025	242	8,274	405	0	(56)
Sugar No. 11 March Futures	02/2025	74	1,600	781	0	(51)
U.S. Treasury 10-Year Note December Futures	12/2024	192	21,942	(59)	0	(87)
U.S. Treasury 10-Year Ultra December Futures	12/2024	652	77,130	(55)	0	(277)
WTI Crude December Futures	11/2025	77	5,472	(187)	24	0
WTI Crude June Futures	05/2025	52	3,480	(3)	11	0
WTI Crude March Futures	02/2025	84	6,221	(394)	20	0
Zinc January Futures	01/2025	5	338	55	29	0
Zinc March Futures	03/2025	28	2,178	110	175	0
Zinc November Futures	11/2024	11	739	53	0	0

				$4,770	$2,735	$(1,090)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR September Futures	09/2025	1,268	$(346,358)	$(1,228)	$0	$(124)
Aluminum January Futures	01/2025	37	(2,152)	(171)	0	0
Aluminum March Futures	03/2025	3	(198)	(4)	79	0
Aluminum November Futures	11/2024	32	(1,838)	241	0	0
Brent Crude December Futures	10/2026	50	(3,516)	(54)	0	(13)
Brent Crude June Futures	04/2026	25	(1,761)	(60)	0	(7)
Cocoa December Futures	12/2024	12	(839)	(229)	207	0
Corn March Futures	03/2025	1,113	(24,556)	(868)	0	(348)
Euro-Buxl 30-Year Bond December Futures	12/2024	165	(25,031)	(241)	0	(202)
Euro-OAT France Government 10-Year Bond December Futures	12/2024	819	(115,636)	(889)	0	(501)
Euro-Schatz December Futures	12/2024	1,773	(211,522)	(923)	0	(148)
Gold 100 oz. December Futures	12/2024	610	(150,853)	(12,262)	610	(1)
Nickel January Futures	01/2025	11	(1,111)	(24)	0	0
Nickel March Futures	03/2025	2	(213)	(10)	133	0
Nickel November Futures	11/2024	12	(1,200)	(170)	0	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	251	(30,083)	(229)	14	0
U.S. Treasury 2-Year Note December Futures	12/2024	1,111	(231,357)	(571)	417	0
U.S. Treasury 5-Year Note December Futures	12/2024	3,216	(353,383)	(414)	1,181	0
U.S. Treasury 30-Year Bond December Futures	12/2024	655	(81,343)	376	450	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	426	(56,698)	231	333	0
WTI Crude December Futures	11/2026	40	(2,628)	(97)	0	(8)
WTI Crude December Futures	11/2025	77	(5,472)	305	0	(17)
WTI Crude June Futures	05/2026	65	(4,291)	(1)	0	(18)
Zinc January Futures	01/2025	2	(135)	(50)	0	0
Zinc March Futures	03/2025	2	(156)	(19)	98	0
Zinc November Futures	11/2024	11	(739)	(56)	0	0

				$(17,417)	$3,522	$(1,387)

Total Futures Contracts				$(12,647)	$6,257	$(2,477)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	103

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	141,700	$1,708	$(567)	$1,141	$0	$(130)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	5	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		6,260,000	(72)	80	8	79	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	(147)	169	22	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,933,000	56	176	232	50	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	218,380	1,246	(550)	696	290	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		110,100	(1,453)	(3,663)	(5,116)	0	(256)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		12,450	(157)	(396)	(553)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		97,230	(842)	(2,368)	(3,210)	0	(290)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		14,330	900	2,566	3,466	49	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	2,072	2,755	37	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		62,300	1,291	4,965	6,256	233	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,200	511	(1,139)	(628)	77	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	311,800	2,720	2,705	5,425	1,823	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		105,182	173	(185)	(12)	0	(1,089)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		3,000	(15)	(162)	(177)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		5,100	(28)	(280)	(308)	6	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		4,200	(32)	(214)	(246)	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		6,700	(24)	(293)	(317)	10	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,000	(11)	(130)	(141)	5	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,568	1,791	0	(27)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	1,835	1,837	0	(28)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,033	3,469	0	(53)
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	146	146	0	(15)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	103	108	0	(13)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	13	13	0	(6)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		15,710	(121)	(2,942)	(3,063)	46	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		6,400	0	(116)	(116)	0	(18)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		18,500	(7)	(228)	(235)	0	(34)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,600	(33)	(113)	(146)	0	(23)
Receive	CPTFEMU	2.488	Maturity	05/15/2037		50	1	(1)	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	40	41	4	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	128	68	6	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	23	24	1	0
Pay	CPTFEMU	2.420	Maturity	05/15/2052		950	0	(13)	(13)	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	286	286	9	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		4,200	4	600	604	10	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	535	560	9	0
Pay	CPTFEMU	2.760	Maturity	09/15/2053		6,600	18	1,144	1,162	21	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		2,100	0	308	308	5	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		3,400	31	536	567	8	0
Receive	CPURNSA	2.314	Maturity	02/26/2026	$	13,700	0	1,482	1,482	0	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		15,300	0	1,564	1,564	0	(1)
Receive	CPURNSA	2.768	Maturity	05/13/2026		11,500	0	919	919	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	426	426	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	839	839	3	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	49	49	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(862)	(457)	0	(3)
Pay	CPURNSA	2.353	Maturity	05/09/2028		1,820	167	(335)	(168)	0	(2)
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(504)	(251)	0	(3)
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(1,029)	(510)	0	(5)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	78	78	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,294)	(839)	0	(9)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(236)	(181)	0	(2)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(153)	(779)	(932)	0	(6)
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	465,300	96	175	271	0	(162)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	15,600	88	(43)	45	0	(22)
Pay	UKRPI	3.466	Maturity	09/15/2034		12,800	(1)	(20)	(21)	0	(23)

							$8,913	$10,106	$19,019	$2,801	$(2,249)

Total Swap Agreements							$8,913	$10,106	$19,019	$2,801	$(2,249)

104	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)		Total	Market Value	Variation Margin Liability(3)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6,409	$2,801	$9,210	$(128)	$(3,120)	$(2,249)	$(5,497)

(l)

Securities with an aggregate market value of $45,968 and cash of $11,480 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)	Future styled option variation margin liability of $(25) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $152 and liability of $(643) for closed futures is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2024		$5,099	CNH	36,496	$116	$0

BOA	10/2024	EUR	4,555		$5,076	5	0
	10/2024	KRW	563,258		421	0	(6)
	10/2024		$1,499	CNH	10,850	52	0
	10/2024		8,761	JPY	1,256,100	6	(28)
	10/2024		780	PLN	3,035	8	0
	10/2024		259	RON	1,181	5	0

BPS	08/2024		404	GBP	314	0	0
	09/2024	GBP	314		$404	0	0
	10/2024	BRL	27,488		5,045	0	0
	10/2024	CNH	41,201		5,747	0	(141)
	10/2024	CNY	678		96	0	(1)
	10/2024	EUR	6,216		6,867	0	(52)
	10/2024	JPY	6,568,125		45,616	0	(84)
	10/2024	KRW	1,712,403		1,280	0	(20)
	10/2024	PLN	5,800		1,514	7	0
	10/2024	THB	29,983		929	0	(4)
	10/2024		$4,914	BRL	27,488	132	0
	10/2024		3,078	CNH	21,991	64	0
	10/2024		5,602	DKK	37,463	0	(8)
	10/2024		3,070	HUF	1,105,040	24	0
	10/2024		630	INR	52,837	0	0
	10/2024		5,547	JPY	790,000	0	(50)
	10/2024		6,532	NZD	10,496	135	0
	11/2024	CNH	44,434		$6,148	0	(215)
	11/2024	DKK	37,398		5,602	8	0
	11/2024	TWD	42,728		1,339	0	(17)
	11/2024		$1,514	PLN	5,804	0	(7)
	12/2024		3,748	MXN	75,533	47	0

BRC	10/2024	ILS	1,146		$309	1	0
	10/2024	NZD	3,126		1,975	0	(11)
	10/2024	RON	5,587		1,223	0	(27)
	10/2024		$13	CHF	11	0	0
	10/2024		5,307	GBP	4,023	71	0
	10/2024		980	HUF	351,626	5	0
	10/2024		100	ILS	376	1	0
	10/2024		4,435	MYR	19,355	256	0
	10/2024		2,538	PLN	9,745	0	(8)
	10/2024		2,671	RON	12,182	54	0
	10/2024		813	TRY	28,731	27	0
	10/2024		25	ZAR	466	2	0
	11/2024	CHF	11		$13	0	0
	11/2024		$1,975	NZD	3,125	11	0
	11/2024		1	PLN	5	0	0
	12/2024	TRY	5,782		$154	0	(2)
	12/2024		$2,125	TRY	79,616	13	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	105

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BSH	10/2024	BRL	19,700		$3,616	$0	$0
	10/2024		$3,581	BRL	19,700	36	0
	04/2025	BRL	20,700		$3,667	0	(36)

CBK	08/2024	EUR	106		116	1	0
	10/2024	BRL	14,816		2,716	0	(4)
	10/2024	GBP	628		834	0	(6)
	10/2024	ILS	1,101		301	6	0
	10/2024	KRW	1,226,969		917	0	(14)
	10/2024		$2,720	BRL	14,816	0	0
	10/2024		12	CNH	87	0	0
	10/2024		1,115	DKK	7,449	0	(3)
	10/2024		11,641	IDR	180,479,596	227	0
	10/2024		402	ILS	1,472	0	(7)
	10/2024		23,480	INR	1,974,724	64	0
	10/2024		3,163	PHP	176,568	0	(19)
	10/2024		7,490	THB	248,978	255	0
	10/2024		9,147	ZAR	166,799	494	0
	10/2024	ZAR	24,520		$1,368	0	(50)
	11/2024	CNH	79,153		10,995	0	(340)
	11/2024	DKK	7,436		1,115	3	0
	11/2024	TWD	174,679		5,486	2	(61)
	11/2024		$2,716	BRL	14,869	3	0
	12/2024	MXN	35,944		$1,840	36	0
	12/2024		$1,345	COP	5,705,618	0	(2)

DUB	10/2024	KRW	1,160,540		$869	0	(11)
	10/2024	PLN	7,182		1,873	8	0
	10/2024		$4,841	PLN	18,678	19	(9)
	11/2024		1,874		7,187	0	(8)
	02/2025		10,148	MXN	205,309	68	0

FAR	10/2024	BRL	10,002		$1,836	0	0
	10/2024	JPY	533,981		3,718	3	0
	10/2024	NZD	7,370		4,633	0	(49)
	10/2024		$8,646	AUD	12,578	50	0
	10/2024		1,811	BRL	10,002	26	0
	10/2024		142,270	EUR	127,228	0	(646)
	10/2024		68,933	JPY	9,930,423	161	0
	11/2024	AUD	12,578		$8,650	0	(51)
	11/2024	EUR	127,228		142,465	646	0
	11/2024	JPY	9,884,652		68,933	0	(161)
	11/2024		$4,633	NZD	7,370	50	0

GLM	10/2024	BRL	35,281		$6,631	171	(17)
	10/2024	MYR	4,742		1,148	0	(2)
	10/2024	SGD	620		478	0	(4)
	10/2024		$6,476	BRL	35,281	1	0
	10/2024		105	IDR	1,620,620	2	0
	10/2024		248	ILS	923	0	(1)
	10/2024		2,176	INR	182,984	6	0
	10/2024		5,020	PLN	19,922	156	0
	11/2024	MXN	18,909		$946	0	(6)
	12/2024		17,216		897	33	0
	12/2024		$4,073	BRL	22,433	16	0
	02/2025		4,571	MXN	93,066	61	0
	04/2025	BRL	71,600		$12,850	48	(6)

IND	10/2024	KRW	578,411		432	0	(7)
	10/2024		$229	IDR	3,531,294	4	0
	10/2024		3,601	MYR	15,590	178	0

JPM	10/2024	CNH	35,529		$4,965	0	(112)
	10/2024	DKK	84,649		12,654	13	0
	10/2024	ILS	4,963		1,329	5	(8)
	10/2024	KRW	649,716		486	0	(7)
	10/2024		$1,016	CNH	7,254	21	0
	10/2024		11,729	DKK	78,214	0	(49)
	10/2024		6,179	EUR	5,551	0	0
	10/2024		2,718	ILS	9,845	0	(76)
	10/2024		5,482	PLN	21,250	39	(2)
	11/2024	CNH	24		$3	0	0
	11/2024	DKK	78,078		11,729	49	0
	11/2024	TWD	22,280		686	0	(22)
	12/2024	MXN	3,116		163	7	0
	12/2024		$2,235	CLP	2,103,976	103	0

106	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2025	BRL	1,600		$285	$0	$(2)
	05/2025		$1,258	TRY	55,910	58	0

MBC	08/2024	EUR	102		$111	1	0
	08/2024	GBP	314		397	0	(6)
	08/2024		$288	EUR	266	0	0
	10/2024	GBP	3,395		$4,541	2	0
	10/2024	JPY	5,007,094		34,737	0	(101)
	10/2024	KRW	2,193,125		1,642	0	(22)
	10/2024	PLN	6,475		1,698	16	0
	10/2024	SGD	9,193		7,155	3	0
	10/2024		$13,607	CAD	18,282	0	(89)
	10/2024		16,735	CNY	117,823	86	0
	10/2024		562	IDR	8,703,705	11	0
	11/2024	CAD	18,267		$13,607	89	0
	11/2024	TWD	35,828		1,118	0	(19)
	11/2024		$4,541	GBP	3,395	0	(2)
	11/2024		4,539	PLN	17,495	19	(16)
	11/2024		7,156	SGD	9,177	0	(3)
	12/2024	MXN	7,615		$389	7	0

MYI	10/2024	BRL	7,100		1,404	101	0
	10/2024	DKK	61,566		9,174	0	(20)
	10/2024	EUR	122,008		135,977	163	0
	10/2024	KRW	834,846		624	0	(9)
	10/2024		$1,303	BRL	7,100	0	0
	10/2024		5,992	CZK	139,131	152	0
	10/2024		11,045	DKK	73,899	0	(9)
	10/2024		575	IDR	8,907,655	11	0
	10/2024		7,535	SGD	9,811	99	0
	11/2024	DKK	73,772		$11,045	9	0
	11/2024	TWD	23,104		735	2	0
	12/2024	MXN	5,049		251	0	(2)

NGF	10/2024		$1,878	IDR	29,010,403	29	0

RBC	12/2024	MXN	19,974		$1,005	3	0

SCX	10/2024	DKK	51,083		7,604	0	(25)
	10/2024	JPY	17,029		118	0	0
	10/2024		$100	IDR	1,547,700	2	0
	10/2024		8,511	INR	715,313	18	0
	11/2024	CNH	26,002		$3,590	0	(134)
	11/2024	TWD	59,433		1,835	0	(51)

SSB	12/2024	MXN	6,408		334	13	0

TOR	10/2024	AUD	12,578		8,531	0	(165)
	10/2024	CAD	18,269		13,573	65	0
	10/2024		$700	JPY	101,138	4	0
	11/2024	DKK	272		$41	0	0
	11/2024	JPY	100,673		700	0	(4)

UAG	10/2024	CHF	12,155		14,468	106	0
	10/2024		$14,317	CHF	12,144	32	0
	10/2024		2,099	PLN	8,155	19	0
	10/2024		7,717	ZAR	141,221	446	0
	11/2024	CHF	12,098		$14,317	0	(32)
	11/2024		$120	PLN	460	0	(1)
	11/2024		154	TWD	4,860	0	0
	12/2024		16	MXN	321	0	0

Total Forward Foreign Currency Contracts						$5,687	$(3,189)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(53)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	107

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	40,300	$(487)	$(885)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	40,300	(487)	(61)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	25,300	(329)	(522)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	25,300	(329)	(31)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	26,800	(324)	(360)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	26,800	(323)	(102)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	54,700	(689)	(1,028)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	54,700	(689)	(81)

JPM	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	46,000	(81)	(16)

							$(3,738)	$(3,086)

Total Written Options							$(3,824)	$(3,139)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	3,200	$(95)	$91	$0	$(4)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		825	(38)	38	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		2,281	(141)	141	0	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		13,300	(440)	426	0	(14)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,200	(151)	145	0	(6)

							$(865)	$841	$0	$(24)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$	1,900	$0	$(302)	$0	$(302)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		900	0	(141)	0	(141)

								$0	$(443)	$0	$(443)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CIB	Receive	PIMCODB Index(7)	330,923	0.000%	Monthly	02/18/2025	$	63,512	$0	$1,322	$1,322	$0

MAC	Receive	PIMCODB Index(8)	638,500	0.000%	Monthly	02/18/2025		117,653	0	2,467	2,467	0

MYI	Receive	DWRTFT Index	392	5.160% (FEDL01 plus a specified spread)	Monthly	01/22/2025		5,658	0	(23)	0	(23)
	Receive	DWRTFT Index	1,140	5.330% (FEDL01 plus a specified spread)	Monthly	02/19/2025		16,456	0	(69)	0	(69)
	Receive	DWRTFT Index	1,761	5.210% (FEDL01 plus a specified spread)	Monthly	03/05/2025		25,420	0	(102)	0	(102)
	Receive	DWRTFT Index	1,273	5.240% (FEDL01 plus a specified spread)	Monthly	04/02/2025		18,375	0	(74)	0	(74)
	Receive	DWRTFT Index	865	5.270% (FEDL01 plus a specified spread)	Monthly	05/07/2025		12,486	0	(51)	0	(51)
	Receive	DWRTFT Index	799	5.320% (FEDL01 plus a specified spread)	Monthly	05/07/2025		11,533	0	(19)	0	(19)

									$0	$3,451	$3,789	$(338)

108	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	Synopsys Inc.	276	4.930% (FEDL01 plus a specified spread)	Monthly	01/22/2025	$	140	$0	$1	$1	$0
	Pay	ConocoPhillips	4,054	4.830% (FEDL01 plus a specified spread)	Monthly	06/04/2025		427	0	2	2	0

BRC	Pay	Capital One Financial Corp.	1,835	4.930% (FEDL01 plus a specified spread)	Monthly	02/19/2025		275	0	1	1	0

MYI	Pay	Chevron Corp.	2,870	4.830% (FEDL01 plus a specified spread)	Monthly	07/09/2025		422	0	1	1	0

									$0	$5	$5	$0

Total Swap Agreements									$(865)	$3,854	$3,794	$(805)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$116	$0	$0	$116	$0	$0	$0	$0	$116	$(270)	$(154)
BOA	76	0	3	79	(34)	0	0	(34)	45	(270)	(225)
BPS	417	0	0	417	(599)	0	0	(599)	(182)	417	235
BRC	441	0	1	442	(48)	0	0	(48)	394	(340)	54
BSH	36	0	0	36	(36)	0	0	(36)	0	0	0
CBK	1,091	0	0	1,091	(506)	(946)	0	(1,452)	(361)	(550)	(911)
CIB	0	0	1,322	1,322	0	0	0	0	1,322	(1,570)	(248)
DUB	95	0	0	95	(28)	0	0	(28)	67	(320)	(253)
FAR	936	0	0	936	(907)	0	0	(907)	29	0	29
GLM	494	0	0	494	(36)	(1,068)	0	(1,104)	(610)	397	(213)
GST	0	0	0	0	0	(1,109)	(4)	(1,113)	(1,113)	961	(152)
IND	182	0	0	182	(7)	0	0	(7)	175	0	175
JPM	295	0	0	295	(278)	(16)	0	(294)	1	101	102
MAC	0	0	2,467	2,467	0	0	0	0	2,467	(2,684)	(217)
MBC	234	0	0	234	(258)	0	0	(258)	(24)	0	(24)
MYC	0	0	0	0	0	0	(457)	(457)	(457)	613	156
MYI	537	0	1	538	(40)	0	(338)	(378)	160	(1,054)	(894)
NGF	29	0	0	29	0	0	0	0	29	0	29
RBC	3	0	0	3	0	0	0	0	3	0	3
SCX	20	0	0	20	(210)	0	0	(210)	(190)	0	(190)
SSB	13	0	0	13	0	0	0	0	13	0	13
TOR	69	0	0	69	(169)	0	0	(169)	(100)	0	(100)
UAG	603	0	0	603	(33)	0	(6)	(39)	564	(580)	(16)

Total Over the Counter	$5,687	$0	$3,794	$9,481	$(3,189)	$(3,139)	$(805)	$(7,133)

(n)

Securities with an aggregate market value of $2,489 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	109

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

(7)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	3.0%	$1,931
Arabica Coffee March 2025 Futures	7.0	4,478
Brent Crude March 2025 Futures	5.5	3,480
Copper March 2025 Futures	0.4	254
Cotton No. 02 March 2025 Futures	1.3	826
Gas Oil March 2025 Futures	2.9	1,836
Gold 100 oz. December 2024 Futures	16.9	10,727
Gold 100 oz. February 2025 Futures	6.5	4,128
Live Cattle December 2024 Futures	2.8	1,791
Live Cattle February 2025 Futures	5.6	3,531
New York Harbor ULSD March 2025 Futures	1.4	876
Nickel March 2025 Futures	4.4	2,782
NYMEX — Natural Gas March 2025 Futures	1.1	673
RBOB Gasoline March 2025 Futures	8.1	5,151
Silver December 2024 Futures	3.5	2,236
Silver March 2025 Futures	1.4	908
Sugar No. 11 March 2025 Futures	5.2	3,315
Wheat March 2025 Futures	0.1	89
WTI Crude March 2025 Futures	8.0	5,062
Zinc March 2025 Futures	2.5	1,575
Zinc November 2024 Futures	0.8	508

Total Long Futures Contracts		$56,157

Cash	11.6%	$7,355

Total Notional Amount		$63,512

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of September 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2025 Futures	3.1%	$3,638
Arabica Coffee March 2025 Futures	7.1	8,404
Brent Crude May 2025 Futures	5.6	6,531
Copper March 2025 Futures	0.4	489
Cotton No. 02 March 2025 Futures	1.3	1,532
Gas Oil May 2025 Futures	2.9	3,423
Gold 100 oz. April 2025 Futures	6.5	7,680
Gold 100 oz. December 2024 Futures	17.0	19,954
Live Cattle April 2025 Futures	5.6	6,543
Live Cattle December 2024 Futures	2.8	3,310
New York Harbor ULSD May 2025 Futures	1.4	1,646
Nickel March 2025 Futures	4.4	5,183
NYMEX — Natural Gas March 2025 Futures	1.0	1,227
RBOB Gasoline May 2025 Futures	8.3	9,726
Silver December 2024 Futures	3.7	4,297
Silver March 2025 Futures	1.5	1,748
Sugar No. 11 March 2025 Futures	5.3	6,255
Wheat March 2025 Futures	0.1	164
WTI Crude May 2025 Futures	8.1	9,510
Zinc December 2024 Futures	0.8	979
Zinc March 2025 Futures	2.6	3,027

Total Long Futures Contracts		$105,266

Cash	10.5%	$12,387

Total Notional Amount		$117,653

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

110	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$2,265	$0	$61	$0	$4,083	$6,409
Swap Agreements	0	0	0	0	2,801	2,801

	$2,265	$0	$61	$0	$6,884	$9,210

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,687	$0	$5,687
Swap Agreements	3,789	0	5	0	0	3,794

	$3,789	$0	$5	$5,687	$0	$9,481

	$6,054	$0	$66	$5,687	$6,884	$18,691

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$128	$128
Futures	536	0	604	0	1,980	3,120
Swap Agreements	0	0	0	0	2,249	2,249

	$536	$0	$604	$0	$4,357	$5,497

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,189	$0	$3,189
Written Options	0	0	0	0	3,139	3,139
Swap Agreements	0	24	338	0	443	805

	$0	$24	$338	$3,189	$3,582	$7,133

	$536	$24	$942	$3,189	$7,939	$12,630

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(813)	$0	$0	$0	$0	$(813)
Written Options	(1,465)	0	0	0	971	(494)
Futures	(20,326)	0	(458)	0	(10,874)	(31,658)
Swap Agreements	0	0	0	0	(67)	(67)

	$(22,604)	$0	$(458)	$0	$(9,970)	$(33,032)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,973)	$0	$(1,973)
Written Options	0	0	0	0	1,556	1,556
Swap Agreements	(11,421)	143	10,293	0	0	(985)

	$(11,421)	$143	$10,293	$(1,973)	$1,556	$(1,402)

	$(34,025)	$143	$9,835	$(1,973)	$(8,414)	$(34,434)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$656	$0	$0	$0	$0	$656
Written Options	51	0	0	0	(800)	(749)
Futures	(6,171)	0	0	0	(2,451)	(8,622)
Swap Agreements	0	0	0	0	6,418	6,418

	$(5,464)	$0	$0	$0	$3,167	$(2,297)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(265)	$0	$(265)
Written Options	0	0	0	0	(1,101)	(1,101)
Swap Agreements	1,356	(92)	(284)	0	(12)	968

	$1,356	$(92)	$(284)	$(265)	$(1,113)	$(398)

	$(4,108)	$(92)	$(284)	$(265)	$2,054	$(2,695)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	111

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,705	$0	$30,705
Industrials	0	198	0	198
Utilities	0	450	0	450
U.S. Government Agencies	0	496,425	0	496,425
U.S. Treasury Obligations	0	1,093,802	0	1,093,802
Non-Agency Mortgage-Backed Securities	0	16,273	0	16,273
Asset-Backed Securities	0	165,566	0	165,566
Sovereign Issues	0	173,950	0	173,950
Common Stocks
Communication Services	409	0	0	409
Consumer Discretionary	976	0	0	976
Consumer Staples	460	0	0	460
Energy	804	0	0	804
Financials	252	0	0	252
Health Care	232	0	0	232
Industrials	525	0	0	525
Information Technology	516	0	0	516
Materials	371	0	0	371
Preferred Securities
Banking & Finance	0	679	0	679
Real Estate Investment Trusts
Real Estate	86,538	0	0	86,538
Commodities	0	355,797	0	355,797
Short-Term Instruments
Commercial Paper	0	4,793	0	4,793
Repurchase Agreements	0	8,400	0	8,400
U.S. Treasury Bills	0	8,184	0	8,184

	$91,083	$2,355,222	$0	$2,446,305

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Affiliates, at Value
Mutual Funds	$118,807	$0	$0	$118,807
Short-Term Instruments
Central Funds Used for Cash Management Purposes	94	0	0	94

	$118,901	$0	$0	$118,901

Total Investments	$209,984	$2,355,222	$0	$2,565,206

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,147	6,911	0	9,058
Over the counter	0	9,481	0	9,481

	$2,147	$16,392	$0	$18,539

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,705)	(3,149)	0	(4,854)
Over the counter	0	(7,133)	0	(7,133)

	$(1,705)	$(10,282)	$0	$(11,987)

Total Financial Derivative Instruments	$442	$6,110	$0	$6,552

Totals	$210,426	$2,361,332	$0	$2,571,758

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

112	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund each have established a Cayman Islands exempted company, (each, a “Subsidiary” and collectively, the “Subsidiaries”), which is wholly-owned and controlled by each respective Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiaries.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The PIMCO CommodityRealReturn Strategy Fund® may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	113

Notes to Financial Statements	(Cont.)

are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Long-Term Real Return Fund	Daily	Monthly

PIMCO Real Return Fund	Daily	Monthly

PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

PIMCO CommoditiesPLUS® Strategy Fund	Quarterly	Quarterly

PIMCO CommodityRealReturn Strategy Fund®	Quarterly	Quarterly

PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts.

114	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	115

Notes to Financial Statements	(Cont.)

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.)

116	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	117

Notes to Financial Statements	(Cont.)

provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

118	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The IRMA Fund may invest substantially all or a significant portion of its assets in Institutional Class or Class M shares of any Underlying PIMCO Funds and may also invest in other Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form

N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2024 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$113,109	$4,076	$0	$0	$1,622	$118,807	$4,129	$0

PIMCO Short-Term Floating NAV Portfolio III	15,197	256,300	(271,400)	(4)	1	94	107	0

Totals	$128,306	$260,376	$(271,400)	$(4)	$1,623	$118,901	$4,236	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO CommoditiesPLUS® Strategy Fund	$147,880	$4,108	$(1)	$0	$338	$152,325	$4,174	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Long-Term Real Return Fund	$5,169	$70,874	$(75,000)	$1	$1	$1,045	$77	$0

PIMCO Real Return Fund	11,268	1,641,580	(1,586,300)	29	7	66,584	3,182	0

PIMCO RealEstateRealReturn Strategy Fund	39	255,613	(255,600)	10	0	62	113	0

PIMCO CommoditiesPLUS® Strategy Fund	59,749	123,358	(142,000)	32	31	41,170	1,789	0

PIMCO CommodityRealReturn Strategy Fund®	73,328	1,268,604	(1,073,001)	11	125	269,067	3,512	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	119

Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

120	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	121

Notes to Financial Statements	(Cont.)

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Inflation Response Multi-Asset Fund and the PIMCO CommoditiesPLUS® Strategy Fund each may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms

122	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	123

Notes to Financial Statements	(Cont.)

Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

124	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	125

Notes to Financial Statements	(Cont.)

commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

126	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	127

Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for more detailed description of the risks of investing in a Fund.

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Allocation	—	—	—	—	—	X

Acquired Fund	—	—	—	—	—	X

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	—

High Yield and Distressed Company	—	—	—	—	—	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Model	—	—	—	X	X	X

Commodity	X	—	—	X	X	X

Equity	X	X	X	—	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Real Estate	—	—	X	—	—	X

Emerging Markets	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Inflation-Indexed Security	X	X	X	—	X	X

Tax	—	—	—	X	X	X

Subsidiary	—	—	—	X	X	X

Value Investing	—	—	—	—	—	X

Arbitrage	—	—	—	—	—	X

Convertible Securities	—	—	—	—	—	X

Small-Cap and Mid-Cap Company	—	—	—	—	—	X

Gold-Related	—	—	—	—	X	X

Oil-Related	—	—	—	X	—	—

Exchange-Traded Fund	—	—	—	—	—	X

Collateralized Loan Obligations	—	X	X	—	X	—

LIBOR Transition	X	—	X	X	X	X

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer

128	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation or interest rates, or supply and demand factors affecting a particular industry or commodity market,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	129

Notes to Financial Statements	(Cont.)

such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be

130	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Gold-Related Risk is the risk that investments in or tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Oil-Related Risk is the risk that investments in or tied to the price of oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	131

Notes to Financial Statements	(Cont.)

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with

132	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared

OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	133

Notes to Financial Statements	(Cont.)

Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class		Class A	Class C	Class R
PIMCO Long-Term Real Return Fund	0.25%	0.25%	0.35%	N/A		0.25%	*	N/A	N/A	N/A
PIMCO Real Return Fund	0.25%	0.20%	0.30%	0.40%	(1)	0.20%		0.35%	0.35%	0.35%
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%	0.40%	N/A
PIMCO CommoditiesPLUS® Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	N/A		0.45%	0.45%	N/A
PIMCO CommodityRealReturn Strategy Fund®	0.49%	0.25%	0.35%	0.45%	(1)	0.25%		0.45%	0.45%	0.45%
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.45%	N/A	N/A

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Real Return Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%) and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the

Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Real Return Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

134	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Real Return Fund	$5

PIMCO RealEstateRealReturn Strategy Fund	0

PIMCO CommoditiesPLUS® Strategy Fund	5

PIMCO CommodityRealReturn Strategy Fund®	14

PIMCO Inflation Response Multi-Asset Fund	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	135

Notes to Financial Statements	(Cont.)

(g) Acquired Fund Fees and Expenses The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2025, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the IRMA Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $485,676.

PIMCO Cayman Commodity Fund III, Ltd. (the “Commodity Subsidiary III”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary III’s portfolio pursuant to which the Commodity Subsidiary III pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the PIMCO CommoditiesPLUS® Strategy Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary III. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary III is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $3,531,696. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary III.

PIMCO Cayman Commodity Fund I, Ltd. (the “Commodity Subsidiary I”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary I’s portfolio pursuant to which the Commodity Subsidiary I pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the PIMCO CommodityRealReturn Strategy Fund®’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary I. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary I is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $1,666,257. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary I.

PIMCO Cayman Commodity Fund VII, Ltd. (the “Commodity Subsidiary VII”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary VII’s portfolio pursuant to which the Commodity Subsidiary VII pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the IRMA Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary VII. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary VII is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the amount waived and/or reimbursed was $1,713,502. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary VII.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in

136	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Long-Term Real Return Fund	$661,274	$658,322	$1,600	$5,667

PIMCO Real Return Fund	10,202,251	10,700,292	76,027	159,190

PIMCO RealEstateRealReturn Strategy Fund	724,801	773,213	64,828	74,186

PIMCO CommoditiesPLUS® Strategy Fund	2,098,963	2,033,692	481,607	119,651

PIMCO CommodityRealReturn Strategy Fund®	6,593,302	8,245,950	2,394	114,199

PIMCO Inflation Response Multi-Asset Fund	4,364,492	4,434,540	42,427	127,496

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	137

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Long-Term Real Return Fund				PIMCO Real Return Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6,625	$79,066	5,977	$76,054	53,738	$538,069	122,236	$1,214,611

I-2	230	2,799	292	3,688	8,751	87,609	17,421	172,897

I-3	N/A	N/A	N/A	N/A	88	883	850	8,346

Administrative Class	N/A	N/A	N/A	N/A	3,695	37,071	19,082	188,031

Class A	N/A	N/A	N/A	N/A	5,784	58,214	11,572	115,308

Class C	N/A	N/A	N/A	N/A	53	528	271	2,706

Class R	N/A	N/A	N/A	N/A	1,018	10,200	2,274	22,669
Issued as reinvestment of distributions

Institutional Class	1,136	13,627	1,995	25,386	11,991	119,385	19,203	190,602

I-2	23	277	38	478	1,122	11,173	2,238	22,226

I-3	N/A	N/A	N/A	N/A	48	477	95	942

Administrative Class	N/A	N/A	N/A	N/A	744	7,404	922	9,137

Class A	N/A	N/A	N/A	N/A	1,883	18,734	3,097	30,734

Class C	N/A	N/A	N/A	N/A	78	779	164	1,625

Class R	N/A	N/A	N/A	N/A	344	3,417	505	5,012
Cost of shares redeemed

Institutional Class	(6,650)	(82,166)	(27,702)	(344,988)	(93,653)	(937,870)	(238,345)	(2,358,276)

I-2	(473)	(5,790)	(418)	(5,199)	(14,568)	(145,761)	(57,763)	(573,798)

I-3	N/A	N/A	N/A	N/A	(636)	(6,393)	(2,135)	(21,183)

Administrative Class	N/A	N/A	N/A	N/A	(7,840)	(78,574)	(14,281)	(141,807)

Class A	N/A	N/A	N/A	N/A	(15,378)	(154,059)	(42,316)	(420,180)

Class C	N/A	N/A	N/A	N/A	(1,160)	(11,630)	(4,332)	(42,877)

Class R	N/A	N/A	N/A	N/A	(2,046)	(20,559)	(5,657)	(56,118)

Net increase (decrease) resulting from Fund share transactions	891	$7,813	(19,818)	$(244,581)	(45,944)	$(460,903)	(164,899)	$(1,629,393)

138	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

PIMCO RealEstateRealReturn Strategy Fund				PIMCO CommoditiesPLUS® Strategy Fund				PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,396	$62,790	4,496	$104,642	51,322	$359,347	94,102	$636,857	20,219	$269,420	85,218	$1,117,490

381	9,282	289	6,316	54,283	372,881	116,778	776,964	12,261	161,507	35,393	458,492

0	6	8	173	710	4,938	2,357	15,564	1,713	22,827	1,276	16,581

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1,136	14,341	3,656	46,056

127	2,601	246	4,589	3,553	23,649	11,332	73,646	1,886	23,531	5,115	63,123

5	84	26	341	245	1,348	801	4,367	111	1,223	366	4,003

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	170	2,010	538	6,297

55	1,550	0	0	14,111	94,675	6,821	46,615	3,231	42,754	2,066	26,941

3	86	0	0	14,457	95,188	6,258	42,027	1,198	15,619	511	6,597

0	5	0	0	155	1,018	61	407	81	1,058	25	328

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	148	1,859	60	744

14	319	0	0	734	4,664	296	1,911	292	3,623	116	1,427

1	12	0	0	94	504	39	210	44	476	17	185

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	46	541	18	211

(3,555)	(88,980)	(10,636)	(246,062)	(57,269)	(392,410)	(111,585)	(750,660)	(137,466)	(1,785,578)	(123,403)	(1,617,353)

(257)	(6,100)	(1,730)	(37,342)	(36,084)	(245,149)	(87,352)	(581,132)	(13,675)	(180,491)	(55,623)	(723,915)

(12)	(270)	(84)	(1,866)	(569)	(3,875)	(1,356)	(8,915)	(590)	(7,737)	(1,923)	(25,013)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(1,180)	(14,973)	(3,789)	(47,584)

(669)	(13,385)	(1,990)	(37,421)	(2,826)	(18,664)	(13,145)	(83,820)	(3,212)	(40,265)	(10,387)	(128,757)

(69)	(948)	(371)	(4,757)	(358)	(2,018)	(1,267)	(6,825)	(569)	(6,226)	(2,194)	(24,042)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(413)	(4,874)	(1,602)	(18,923)

(1,580)	$(32,948)	(9,746)	$(211,387)	42,558	$296,096	24,140	$167,216	(114,569)	$(1,479,355)	(64,546)	$(837,112)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	139

Notes to Financial Statements	(Cont.)

	PIMCO Inflation Response Multi-Asset Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	14,328	$118,041	49,057	$388,018

I-2	1,109	9,130	4,053	31,576

I-3	936	7,685	1,033	8,127

Administrative Class	N/A	N/A	N/A	N/A

Class A	104	838	1,339	10,085

Class C	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	4,548	37,541	365	2,950

I-2	115	945	3	22

I-3	32	263	1	11

Administrative Class	N/A	N/A	N/A	N/A

Class A	72	579	0	0

Class C	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(24,764)	(204,442)	(80,666)	(628,431)

I-2	(4,434)	(36,902)	(19,004)	(146,917)

I-3	(250)	(2,062)	(220)	(1,687)

Administrative Class	N/A	N/A	N/A	N/A

Class A	(1,568)	(12,626)	(5,600)	(42,613)

Class C	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(9,772)	$(81,010)	(49,639)	$(378,859)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Long-Term Real Return Fund	0	4	0%	61%

PIMCO Real Return Fund	2	0	34%	0%

PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	42%

PIMCO CommoditiesPLUS® Strategy Fund	2	0	72%	0%

PIMCO CommodityRealReturn Strategy Fund®	3	0	44%	0%

PIMCO Inflation Response Multi-Asset Fund	1	0	50%	0%

140	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2024	(Unaudited)

14. BASIS FOR CONSOLIDATION

The PIMCO Cayman Commodity Fund III, Ltd., PIMCO Cayman Commodity Fund I, Ltd. and PIMCO Cayman Commodity Fund VII, Ltd., each a Cayman Islands exempted company (each, a “Commodity Subsidiary” and collectively, “the Commodity Subsidiaries”), were incorporated as wholly-owned subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund, respectively (each, a “Fund” and collectively, the “Funds”) in order to effect certain investments for each Fund consistent with each Fund’s investment objectives and policies as specified in each Fund’s prospectus and statement of additional information. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of each

Fund and its respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Funds and the Commodity Subsidiaries, comprising the entire issued share capital of the respective Commodity Subsidiary, with the intent that each Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by the each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Fund.

Fund name	Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	21.4%

PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	14.4%

PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	28.5%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

Each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with the Subsidiary

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	141

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Funds’ recognition of its Subsidiary’s “subpart F income” will increase the Funds’ tax basis in its Subsidiary. Distributions by the Subsidiary to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Funds’ tax basis in its Subsidiary. “Subpart F income” is generally treated by a Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Funds’ income from in the subsidiary is derived with respect to the Funds’ business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of a Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If a Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Long-Term Real Return Fund*	$86,236	$90,715

PIMCO Real Return Fund	376,667	203,571

PIMCO RealEstateRealReturn Strategy Fund	65,945	16,132

PIMCO CommoditiesPLUS® Strategy Fund*	67,561	75,547

PIMCO CommodityRealReturn Strategy Fund®	385,765	603,635

PIMCO Inflation Response Multi-Asset Fund	66,553	10,662

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Long-Term Real Return Fund	$637,850	$12,669	$(25,491)	$(12,822)

PIMCO Real Return Fund	9,509,758	210,821	(746,818)	(535,997)

PIMCO RealEstateRealReturn Strategy Fund	1,040,815	86,406	(34,376)	52,030

PIMCO CommoditiesPLUS® Strategy Fund	5,405,108	407,132	(135,125)	272,007

PIMCO CommodityRealReturn Strategy Fund®	5,063,691	280,064	(198,725)	81,339

PIMCO Inflation Response Multi-Asset Fund	2,535,871	214,303	(178,685)	35,618

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, interest accrued on defaulted securities, and controlled foreign corporation (CFC) transactions.

142	PIMCO REAL RETURN STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOM	Bank of Montreal	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NOM	Nomura Securities International, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo

CEW	Canadian Imperial Bank of Commerce World Markets	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar

COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht

CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:

BCOMCT3	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	PIMCODB	PIMCO Custom Commodity Basket

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	PIMCODBU	PIMCO Custom Commodity Basket

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	RBCAEC	Custom Commodity Forward Index

BCOMTR	Bloomberg Commodity Index Total Return	ESTRON	Euro Short-Term Rate	RBCAEC0T	Custom Commodity Forward Index

BCOMTR1	Bloomberg Custom Commodity Index	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	RBCAECR1	Custom Commodity Forward Index

BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RBCAECT0	Custom Commodity Forward Index

BOBL	Bundesobligation, the German word for federal government bond	FRCPXTOB	France Consumer Price ex-Tobacco Index	SINGM92U	Singapore Mogas Gasoline 92 Unleaded Future

BR1STL	Brent 1st Line Future	GOLDLNPM	London Gold Market Fixing Ltd. PM	SNG GA	Singapore Gasoil (Platts)

BRENT	Brent Crude	JMABFNJ	J.P. Morgan Custom Commodity Index	SNG KEROS	Singapore Jet Kerosene (Platts)

CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate

CMBX	Commercial Mortgage-Backed Index	JMABNIC	J.P. Morgan Nic Custom Index	SOFRINDX	Secured Overnight Financing Rate Index

CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABNIU5	J.P. Morgan Custom Commodity Index	SPGCINP	S&P GSCI Industrial Metals ER

CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced

CIF NWE	NWE CIF Jet Fuel	OIS	Overnight Index Swap	TBD	To-Be-Determined

CLO	Collateralized Loan Obligation	oz.	Ounce	WTI	West Texas Intermediate

DAC	Designated Activity Company

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	143

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

144	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	145

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”)in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

146	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	147

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and

148	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	149

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSREALRTNFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

PIMCO Short-Term Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”). Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO SHORT DURATION STRATEGY FUNDS

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	—	05/13/16	05/14/09	05/14/09	—	—	Diversified
PIMCO Low Duration Fund	05/11/87	05/11/87	—	04/30/08	04/27/18	01/03/95	01/13/97	01/13/97	10/21/20	12/31/02	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	—	02/02/98	—	—	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	—	—	—	—	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	04/27/18	05/31/12	05/31/12	—	—	—	Diversified
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	04/27/18	02/01/96	01/20/97	01/20/97	—	12/31/02	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds, other than the PIMCO Government Money Market Fund, file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’, other than the PIMCO Government Money Market Fund, complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. The PIMCO Government Money Market Fund files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. The PIMCO Government Money Market Fund’s complete schedule of portfolio holdings as of the end of each month will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO SHORT DURATION STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class

04/01/2024 - 09/30/2024+	$1.00	$0.03	$0.00	$0.03	$(0.03)	$0.00	$0.00	$(0.03)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
Class M

04/01/2024 - 09/30/2024+	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
I-2

04/01/2024 - 09/30/2024+	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.01	0.01	0.02	(0.02)	0.00	0.00	(0.02)
Administrative Class

04/01/2024 - 09/30/2024+	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.01	0.01	0.02	(0.02)	0.00	0.00	(0.02)
Class A

04/01/2024 - 09/30/2024+	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.03	(0.01)	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
Class C

04/01/2024 - 09/30/2024+	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

PIMCO Low Duration Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.16	$0.20	$0.17	$0.37	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	9.15	0.40	(0.02)	0.38	(0.37)	0.00	0.00	(0.37)

03/31/2023	9.50	0.24	(0.33)	(0.09)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.93	0.07	(0.42)	(0.35)	(0.05)	0.00	(0.03)	(0.08)

03/31/2021	9.73	0.10	0.24	0.34	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.76	0.30	(0.02)	0.28	(0.28)	0.00	(0.03)	(0.31)
I-2

04/01/2024 - 09/30/2024+	9.16	0.20	0.17	0.37	(0.19)	0.00	0.00	(0.19)

03/31/2024	9.15	0.39	(0.02)	0.37	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.73	0.09	0.24	0.33	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.76	0.27	0.00	0.27	(0.27)	0.00	(0.03)	(0.30)

6	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$1.00	2.66%	$1,090,047	0.19	%*	0.19	%*	0.19	%*	0.19	%*	5.24	%*	N/A

1.00	5.26	618,619	0.18		0.18		0.18		0.18		5.16		N/A

1.00	2.59	808,072	0.19		0.19		0.19		0.19		2.68		N/A

1.00	0.01	468,163	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	600,787	0.14		0.18		0.14		0.18		0.00		N/A

1.00	1.83	571,748	0.17		0.18		0.17		0.18		1.76		N/A

1.00	2.66	639,482	0.19	*	0.19	*	0.19	*	0.19	*	5.24	*	N/A

1.00	5.26	452,897	0.18		0.18		0.18		0.18		5.18		N/A

1.00	2.59	263,410	0.19		0.19		0.19		0.19		2.45		N/A

1.00	0.01	245,324	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	319,831	0.15		0.18		0.15		0.18		0.00		N/A

1.00	1.83	355,884	0.17		0.18		0.17		0.18		1.82		N/A

1.00	2.61	15,767	0.29	*	0.29	*	0.29	*	0.29	*	5.15	*	N/A

1.00	5.15	18,995	0.28		0.28		0.28		0.28		5.09		N/A

1.00	2.49	14,995	0.29		0.29		0.29		0.29		2.36		N/A

1.00	0.01	13,610	0.07		0.28		0.07		0.28		0.00		N/A

1.00	0.02	13,508	0.15		0.28		0.15		0.28		0.00		N/A

1.00	1.73	63,897	0.27		0.28		0.27		0.28		1.49		N/A

1.00	2.66	61,309	0.19	*	0.19	*	0.19	*	0.19	*	5.24	*	N/A

1.00	5.26	32,276	0.18		0.18		0.18		0.18		5.02		N/A

1.00	2.59	192,735	0.19		0.19		0.19		0.19		2.35		N/A

1.00	0.01	72,795	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	35,062	0.15		0.18		0.15		0.18		0.00		N/A

1.00	1.83	204,673	0.17		0.18		0.17		0.18		1.47		N/A

1.00	2.58	2,026,818	0.34	*	0.34	*	0.34	*	0.34	*	5.10	*	N/A

1.00	5.10	1,490,557	0.33		0.33		0.33		0.33		5.05		N/A

1.00	2.44	765,348	0.34		0.34		0.34		0.34		2.59		N/A

1.00	0.01	470,297	0.07		0.33		0.07		0.33		0.00		N/A

1.00	0.02	592,346	0.15		0.33		0.15		0.33		0.00		N/A

1.00	1.68	1,075,849	0.32		0.33		0.32		0.33		1.56		N/A

1.00	2.58	56,176	0.34	*	0.34	*	0.34	*	0.34	*	5.10	*	N/A

1.00	5.10	61,216	0.33		0.33		0.33		0.33		5.04		N/A

1.00	2.44	33,380	0.34		0.34		0.34		0.34		2.45		N/A

1.00	0.01	30,409	0.07		0.33		0.07		0.33		0.00		N/A

1.00	0.02	109,750	0.14		0.33		0.14		0.33		0.00		N/A

1.00	1.68	82,022	0.32		0.33		0.32		0.33		1.62		N/A

$9.34	4.14%	$4,491,228	0.48	%*	0.48	%*	0.46	%*	0.46	%*	4.44	%*	205%

9.16	4.27	4,619,872	0.50		0.50		0.46		0.46		4.40		360

9.15	(0.89)	4,937,764	0.48		0.48		0.46		0.46		2.56		259

9.50	(3.50)	5,661,777	0.46		0.46		0.46		0.46		0.76		421

9.93	3.49	5,058,709	0.46		0.46		0.46		0.46		0.99		486

9.73	2.86	4,727,361	0.87		0.87		0.46		0.46		3.04		269

9.34	4.08	603,871	0.58	*	0.58	*	0.56	*	0.56	*	4.34	*	205

9.16	4.17	623,372	0.60		0.60		0.56		0.56		4.29		360

9.15	(0.99)	710,362	0.58		0.58		0.56		0.56		2.11		259

9.50	(3.60)	2,160,225	0.56		0.56		0.56		0.56		0.66		421

9.93	3.39	2,030,455	0.56		0.56		0.56		0.56		0.90		486

9.73	2.77	1,994,991	0.97		0.97		0.56		0.56		2.76		269

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Fund (Cont.)
I-3

04/01/2024 - 09/30/2024+	$9.16	$0.20	$0.17	$0.37	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2024	9.15	0.38	(0.01)	0.37	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.73	0.08	0.24	0.32	(0.12)	0.00	0.00	(0.12)

03/31/2020	9.76	0.28	(0.02)	0.26	(0.26)	0.00	(0.03)	(0.29)
Administrative Class

04/01/2024 - 09/30/2024+	9.16	0.19	0.17	0.36	(0.18)	0.00	0.00	(0.18)

03/31/2024	9.15	0.37	(0.01)	0.36	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.50	0.22	(0.33)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)

03/31/2021	9.73	0.08	0.23	0.31	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.76	0.28	(0.03)	0.25	(0.25)	0.00	(0.03)	(0.28)
Class A

04/01/2024 - 09/30/2024+	9.16	0.19	0.17	0.36	(0.18)	0.00	0.00	(0.18)

03/31/2024	9.15	0.37	(0.01)	0.36	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.50	0.21	(0.32)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)

03/31/2021	9.73	0.07	0.24	0.31	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.76	0.27	(0.02)	0.25	(0.25)	0.00	(0.03)	(0.28)
Class C

04/01/2024 - 09/30/2024+	9.16	0.18	0.16	0.34	(0.16)	0.00	0.00	(0.16)

03/31/2024	9.15	0.34	(0.02)	0.32	(0.31)	0.00	0.00	(0.31)

03/31/2023	9.50	0.17	(0.32)	(0.15)	(0.20)	0.00	0.00	(0.20)

03/31/2022	9.93	0.01	(0.42)	(0.41)	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	9.73	0.04	0.23	0.27	(0.07)	0.00	0.00	(0.07)

03/31/2020	9.76	0.24	(0.02)	0.22	(0.22)	0.00	(0.03)	(0.25)
Class C-2

04/01/2024 - 09/30/2024+	9.16	0.17	0.17	0.34	(0.16)	0.00	0.00	(0.16)

03/31/2024	9.15	0.32	(0.01)	0.31	(0.30)	0.00	0.00	(0.30)

03/31/2023	9.50	0.18	(0.34)	(0.16)	(0.19)	0.00	0.00	(0.19)

03/31/2022	9.93	(0.01)	(0.42)	(0.43)	(0.00)	0.00	(0.00)	(0.00)

10/21/2020 - 03/31/2021	9.93	(0.00)	0.01	0.01	(0.01)	0.00	0.00	(0.01)
Class R

04/01/2024 - 09/30/2024+	9.16	0.18	0.17	0.35	(0.17)	0.00	0.00	(0.17)

03/31/2024	9.15	0.34	(0.01)	0.33	(0.32)	0.00	0.00	(0.32)

03/31/2023	9.50	0.17	(0.31)	(0.14)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.93	0.02	(0.42)	(0.40)	(0.02)	0.00	(0.01)	(0.03)

03/31/2021	9.73	0.04	0.24	0.28	(0.08)	0.00	0.00	(0.08)

03/31/2020	9.76	0.24	(0.02)	0.22	(0.22)	0.00	(0.03)	(0.25)

PIMCO Low Duration Fund II
Institutional Class

04/01/2024 - 09/30/2024+	$9.17	$0.19	$0.15	$0.34	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2024	9.22	0.37	(0.05)	0.32	(0.37)	0.00	0.00	(0.37)

03/31/2023	9.49	0.22	(0.26)	(0.04)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.87	0.02	(0.38)	(0.36)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.75	0.06	0.14	0.20	(0.08)	0.00	0.00	(0.08)

03/31/2020	9.68	0.22	0.10	0.32	(0.25)	0.00	0.00	(0.25)
Administrative Class

04/01/2024 - 09/30/2024+	9.17	0.18	0.15	0.33	(0.17)	0.00	0.00	(0.17)

03/31/2024	9.22	0.35	(0.05)	0.30	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.49	0.20	(0.26)	(0.06)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.87	(0.01)	(0.37)	(0.38)	0.00	0.00	0.00	0.00

03/31/2021	9.75	0.03	0.15	0.18	(0.06)	0.00	0.00	(0.06)

03/31/2020	9.68	0.20	0.10	0.30	(0.23)	0.00	0.00	(0.23)

8	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.34	4.06%	$48,364	0.63	%*	0.68	%*	0.61	%*	0.66	%*	4.28	%*	205%

9.16	4.12	30,048	0.65		0.70		0.61		0.66		4.24		360

9.15	(1.04)	34,342	0.63		0.68		0.61		0.66		2.17		259

9.50	(3.65)	67,416	0.61		0.66		0.61		0.66		0.61		421

9.93	3.34	48,024	0.61		0.66		0.61		0.66		0.86		486

9.73	2.72	26,189	1.02		1.07		0.61		0.66		2.84		269

9.34	4.01	21,778	0.73	*	0.73	*	0.71	*	0.71	*	4.19	*	205

9.16	4.01	19,618	0.75		0.75		0.71		0.71		4.14		360

9.15	(1.14)	26,326	0.73		0.73		0.71		0.71		2.37		259

9.50	(3.74)	28,891	0.71		0.71		0.71		0.71		0.50		421

9.93	3.23	41,296	0.71		0.71		0.71		0.71		0.76		486

9.73	2.61	47,007	1.12		1.12		0.71		0.71		2.83		269

9.34	3.99	550,859	0.77	*	0.77	*	0.75	*	0.75	*	4.15	*	205

9.16	3.97	568,065	0.79		0.79		0.75		0.75		4.11		360

9.15	(1.18)	649,202	0.77		0.77		0.75		0.75		2.23		259

9.50	(3.78)	858,919	0.75		0.75		0.75		0.75		0.46		421

9.93	3.19	1,080,190	0.75		0.75		0.75		0.75		0.70		486

9.73	2.58	923,295	1.16		1.16		0.75		0.75		2.74		269

9.34	3.80	21,749	1.12	*	1.12	*	1.10	*	1.10	*	3.80	*	205

9.16	3.61	23,899	1.14		1.14		1.10		1.10		3.75		360

9.15	(1.52)	34,741	1.12		1.12		1.10		1.10		1.87		259

9.50	(4.12)	49,234	1.10		1.10		1.10		1.10		0.10		421

9.93	2.83	71,439	1.10		1.10		1.10		1.10		0.40		486

9.73	2.21	142,962	1.51		1.51		1.10		1.10		2.47		269

9.34	3.70	1,161	1.32	*	1.32	*	1.30	*	1.30	*	3.59	*	205

9.16	3.40	855	1.34		1.34		1.30		1.30		3.57		360

9.15	(1.72)	736	1.32		1.32		1.30		1.30		1.91		259

9.50	(4.31)	491	1.30		1.30		1.30		1.30		(0.08)		421

9.93	0.07	329	1.30	*	1.30	*	1.30	*	1.30	*	(0.07	)*	486

9.34	3.83	77,343	1.07	*	1.07	*	1.05	*	1.05	*	3.85	*	205

9.16	3.66	82,231	1.09		1.09		1.05		1.05		3.81		360

9.15	(1.47)	89,948	1.07		1.07		1.05		1.05		1.88		259

9.50	(4.07)	116,879	1.05		1.05		1.05		1.05		0.17		421

9.93	2.88	111,872	1.05		1.05		1.05		1.05		0.41		486

9.73	2.26	108,983	1.46		1.46		1.05		1.05		2.40		269

$9.33	3.80%	$287,880	0.51	%*	0.51	%*	0.50	%*	0.50	%*	4.15	%*	150%

9.17	3.54	312,375	0.52		0.52		0.50		0.50		4.12		270

9.22	(0.37)	300,041	0.51		0.51		0.50		0.50		2.38		353

9.49	(3.62)	338,497	0.50		0.50		0.50		0.50		0.17		500

9.87	2.09	431,289	0.50		0.50		0.50		0.50		0.56		524

9.75	3.33	399,558	0.53		0.53		0.50		0.50		2.31		234

9.33	3.68	9,885	0.76	*	0.76	*	0.75	*	0.75	*	3.90	*	150

9.17	3.28	9,444	0.77		0.77		0.75		0.75		3.87		270

9.22	(0.65)	9,171	0.76		0.76		0.75		0.75		2.15		353

9.49	(3.82)	9,468	0.75		0.75		0.75		0.75		(0.08)		500

9.87	1.84	10,077	0.75		0.75		0.75		0.75		0.31		524

9.75	3.08	9,973	0.78		0.78		0.75		0.75		2.06		234

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration ESG Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.98	$0.17	$0.19	$0.36	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2024	8.92	0.31	0.04	0.35	(0.26)	0.00	(0.03)	(0.29)

03/31/2023	9.24	0.19	(0.26)	(0.07)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.69	0.08	(0.45)	(0.37)	(0.06)	0.00	(0.02)	(0.08)

03/31/2021	9.51	0.08	0.20	0.28	(0.10)	0.00	0.00	(0.10)

03/31/2020	9.45	0.21	0.07	0.28	(0.22)	0.00	0.00	(0.22)
I-2

04/01/2024 - 09/30/2024+	8.98	0.17	0.18	0.35	(0.15)	0.00	0.00	(0.15)

03/31/2024	8.92	0.31	0.03	0.34	(0.25)	0.00	(0.03)	(0.28)

03/31/2023	9.24	0.19	(0.27)	(0.08)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.69	0.07	(0.45)	(0.38)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.51	0.07	0.20	0.27	(0.09)	0.00	0.00	(0.09)

03/31/2020	9.45	0.19	0.08	0.27	(0.21)	0.00	0.00	(0.21)

PIMCO Short Asset Investment Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.93	$0.26	$0.02	$0.28	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2024	9.84	0.51	0.09	0.60	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.88	0.24	(0.02)	0.22	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.01	0.24	(0.25)	(0.01)	(0.24)	0.00	0.00	(0.24)
Class M

04/01/2024 - 09/30/2024+	9.93	0.26	0.02	0.28	(0.26)	0.00	0.00	(0.26)

03/31/2024	9.84	0.51	0.09	0.60	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.88	0.22	(0.03)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.01	0.24	(0.25)	(0.01)	(0.24)	0.00	0.00	(0.24)
I-2

04/01/2024 - 09/30/2024+	9.93	0.26	0.02	0.28	(0.26)	0.00	0.00	(0.26)

03/31/2024	9.84	0.50	0.09	0.59	(0.50)	0.00	0.00	(0.50)

03/31/2023	9.88	0.24	(0.03)	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.03	(0.11)	(0.08)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.76	0.06	0.24	0.30	(0.06)	0.00	0.00	(0.06)

03/31/2020	10.01	0.23	(0.25)	(0.02)	(0.23)	0.00	0.00	(0.23)
I-3

04/01/2024 - 09/30/2024+	9.93	0.25	0.02	0.27	(0.25)	0.00	0.00	(0.25)

03/31/2024	9.84	0.50	0.09	0.59	(0.50)	0.00	0.00	(0.50)

03/31/2023	9.88	0.21	0.00	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.04	(0.13)	(0.09)	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.76	0.04	0.26	0.30	(0.06)	0.00	0.00	(0.06)

03/31/2020	10.01	0.22	(0.25)	(0.03)	(0.22)	0.00	0.00	(0.22)
Administrative Class

04/01/2024 - 09/30/2024+	9.93	0.25	0.02	0.27	(0.25)	0.00	0.00	(0.25)

03/31/2024	9.84	0.48	0.09	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2023	9.88	0.20	(0.01)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.02	(0.12)	(0.10)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.76	0.09	0.20	0.29	(0.05)	0.00	0.00	(0.05)

03/31/2020	10.01	0.22	(0.26)	(0.04)	(0.21)	0.00	0.00	(0.21)
Class A

04/01/2024 - 09/30/2024+	9.93	0.24	0.02	0.26	(0.24)	0.00	0.00	(0.24)

03/31/2024	9.84	0.47	0.10	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2023	9.88	0.21	(0.02)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.01	(0.12)	(0.11)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.76	0.03	0.25	0.28	(0.04)	0.00	0.00	(0.04)

03/31/2020	10.01	0.20	(0.25)	(0.05)	(0.20)	0.00	0.00	(0.20)

10	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.18	4.03%	$248,520	0.53	%*	0.53	%*	0.50	%*	0.50	%*	3.82	%*	49%

8.98	4.01	250,416	0.61		0.61		0.50		0.50		3.56		245

8.92	(0.70)	298,401	0.52		0.52		0.50		0.50		2.15		322

9.24	(3.81)	322,801	0.50		0.50		0.50		0.50		0.84		219

9.69	2.92	338,942	0.50		0.50		0.50		0.50		0.80		387

9.51	3.00	174,941	0.58		0.58		0.50		0.50		2.25		296

9.18	3.98	69,547	0.63	*	0.63	*	0.60	*	0.60	*	3.72	*	49

8.98	3.91	72,819	0.71		0.71		0.60		0.60		3.46		245

8.92	(0.80)	106,520	0.62		0.62		0.60		0.60		2.06		322

9.24	(3.91)	118,436	0.60		0.60		0.60		0.60		0.74		219

9.69	2.82	103,531	0.60		0.60		0.60		0.60		0.74		387

9.51	2.89	115,117	0.68		0.68		0.60		0.60		2.03		296

$9.95	2.86%	$2,198,045	0.37	%*	0.37	%*	0.34	%*	0.34	%*	5.24	%*	43%

9.93	6.28	2,163,183	0.36		0.36		0.34		0.34		5.18		77

9.84	2.27	2,476,229	0.36		0.36		0.35		0.35		2.42		95

9.88	(0.73)	2,772,603	0.35		0.35		0.35		0.35		0.42		112

10.00	3.20	4,275,170	0.34		0.34		0.34		0.34		0.66		89

9.76	(0.15)	3,121,876	0.35		0.36		0.33		0.34		2.40		89

9.95	2.86	11	0.37	*	0.37	*	0.34	*	0.34	*	5.23	*	43

9.93	6.27	11	0.36		0.36		0.34		0.34		5.18		77

9.84	1.98	10	0.36		0.36		0.35		0.35		2.18		95

9.88	(0.73)	7,718	0.35		0.35		0.35		0.35		0.44		112

10.00	3.20	7,777	0.34		0.34		0.34		0.34		0.70		89

9.76	(0.15)	7,535	0.35		0.36		0.33		0.34		2.36		89

9.95	2.81	154,837	0.47	*	0.47	*	0.44	*	0.44	*	5.13	*	43

9.93	6.18	161,856	0.46		0.46		0.44		0.44		5.08		77

9.84	2.16	181,277	0.46		0.46		0.45		0.45		2.44		95

9.88	(0.83)	224,354	0.45		0.45		0.45		0.45		0.32		112

10.00	3.09	352,285	0.44		0.44		0.44		0.44		0.61		89

9.76	(0.24)	369,323	0.45		0.46		0.43		0.44		2.31		89

9.95	2.79	15,105	0.52	*	0.57	*	0.49	*	0.54	*	5.09	*	43

9.93	6.13	15,184	0.51		0.56		0.49		0.54		5.09		77

9.84	2.11	22,656	0.51		0.56		0.50		0.55		2.13		95

9.88	(0.88)	19,500	0.50		0.55		0.50		0.55		0.42		112

10.00	3.04	1,129	0.49		0.54		0.49		0.54		0.42		89

9.76	(0.30)	794	0.50		0.56		0.48		0.54		2.25		89

9.95	2.73	510	0.62	*	0.62	*	0.59	*	0.59	*	4.98	*	43

9.93	5.97	474	0.61		0.61		0.59		0.59		4.92		77

9.84	1.99	505	0.61		0.61		0.60		0.60		2.01		95

9.88	(0.98)	1,492	0.60		0.60		0.60		0.60		0.17		112

10.00	2.94	2,406	0.59		0.59		0.59		0.59		0.87		89

9.76	(0.40)	83,858	0.60		0.61		0.58		0.59		2.17		89

9.95	2.68	100,383	0.72	*	0.72	*	0.69	*	0.69	*	4.88	*	43

9.93	5.93	105,584	0.69		0.71		0.67		0.69		4.82		77

9.84	1.94	155,144	0.71		0.71		0.70		0.70		2.08		95

9.88	(1.08)	240,291	0.70		0.70		0.70		0.70		0.07		112

10.00	2.84	461,899	0.69		0.69		0.69		0.69		0.34		89

9.76	(0.49)	487,755	0.70		0.71		0.68		0.69		2.02		89

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short-Term Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.63	$0.25	$0.02	$0.27	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2024	9.46	0.48	0.16	0.64	(0.44)	0.00	(0.03)	(0.47)

03/31/2023	9.64	0.23	(0.03)	0.20	(0.38)	0.00	0.00	(0.38)

03/31/2022	9.84	0.08	(0.22)	(0.14)	(0.06)	0.00	0.00	(0.06)

03/31/2021	9.49	0.11	0.38	0.49	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.80	0.26	(0.30)	(0.04)	(0.27)	0.00	0.00	(0.27)
I-2

04/01/2024 - 09/30/2024+	9.63	0.25	0.01	0.26	(0.25)	0.00	0.00	(0.25)

03/31/2024	9.46	0.47	0.16	0.63	(0.43)	0.00	(0.03)	(0.46)

03/31/2023	9.64	0.22	(0.03)	0.19	(0.37)	0.00	0.00	(0.37)

03/31/2022	9.84	0.07	(0.22)	(0.15)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.49	0.11	0.37	0.48	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.80	0.25	(0.30)	(0.05)	(0.26)	0.00	0.00	(0.26)
I-3

04/01/2024 - 09/30/2024+	9.63	0.24	0.02	0.26	(0.25)	0.00	0.00	(0.25)

03/31/2024	9.46	0.46	0.17	0.63	(0.43)	0.00	(0.03)	(0.46)

03/31/2023	9.64	0.24	(0.06)	0.18	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.84	0.06	(0.21)	(0.15)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.49	0.10	0.38	0.48	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.80	0.25	(0.31)	(0.06)	(0.25)	0.00	0.00	(0.25)
Administrative Class

04/01/2024 - 09/30/2024+	9.63	0.24	0.01	0.25	(0.24)	0.00	0.00	(0.24)

03/31/2024	9.46	0.45	0.17	0.62	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.49	0.13	0.34	0.47	(0.12)	0.00	0.00	(0.12)

03/31/2020	9.80	0.24	(0.31)	(0.07)	(0.24)	0.00	0.00	(0.24)
Class A

04/01/2024 - 09/30/2024+	9.63	0.24	0.01	0.25	(0.24)	0.00	0.00	(0.24)

03/31/2024	9.46	0.45	0.17	0.62	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.49	0.09	0.38	0.47	(0.12)	0.00	0.00	(0.12)

03/31/2020	9.80	0.24	(0.31)	(0.07)	(0.24)	0.00	0.00	(0.24)
Class C

04/01/2024 - 09/30/2024+	9.63	0.22	0.02	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2024	9.46	0.42	0.17	0.59	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	9.64	0.18	(0.04)	0.14	(0.32)	0.00	0.00	(0.32)

03/31/2022	9.84	0.02	(0.21)	(0.19)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.49	0.06	0.38	0.44	(0.09)	0.00	0.00	(0.09)

03/31/2020	9.80	0.21	(0.31)	(0.10)	(0.21)	0.00	0.00	(0.21)
Class R

04/01/2024 - 09/30/2024+	9.63	0.23	0.01	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2024	9.46	0.43	0.16	0.59	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	9.64	0.20	(0.05)	0.15	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.84	0.03	(0.22)	(0.19)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.49	0.07	0.37	0.44	(0.09)	0.00	0.00	(0.09)

03/31/2020	9.80	0.21	(0.30)	(0.09)	(0.22)	0.00	0.00	(0.22)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

12	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.64	2.79%	$6,750,549	0.51	%*	0.51	%*	0.45	%*	0.45	%*	5.21	%*	47%

9.63	6.93	7,488,965	0.48		0.48		0.45		0.45		5.01		78

9.46	2.09	7,946,218	0.47		0.47		0.45		0.45		2.42		62

9.64	(1.41)	12,139,504	0.45		0.45		0.45		0.45		0.78		93

9.84	5.21	10,965,709	0.47		0.47		0.45		0.45		1.14		94

9.49	(0.48)	7,793,178	0.55		0.55		0.45		0.45		2.68		222

9.64	2.74	2,074,118	0.61	*	0.61	*	0.55	*	0.55	*	5.10	*	47

9.63	6.82	2,099,340	0.58		0.58		0.55		0.55		4.91		78

9.46	1.99	2,392,831	0.57		0.57		0.55		0.55		2.34		62

9.64	(1.51)	2,915,639	0.55		0.55		0.55		0.55		0.67		93

9.84	5.10	3,150,987	0.57		0.57		0.55		0.55		1.07		94

9.49	(0.58)	2,762,049	0.65		0.65		0.55		0.55		2.58		222

9.64	2.72	77,072	0.66	*	0.71	*	0.60	*	0.65	*	5.05	*	47

9.63	6.78	63,136	0.63		0.68		0.60		0.65		4.86		78

9.46	1.94	74,739	0.62		0.67		0.60		0.65		2.50		62

9.64	(1.56)	44,897	0.60		0.65		0.60		0.65		0.62		93

9.84	5.05	50,189	0.62		0.67		0.60		0.65		1.01		94

9.49	(0.63)	38,892	0.70		0.75		0.60		0.65		2.57		222

9.64	2.66	15,994	0.76	*	0.76	*	0.70	*	0.70	*	4.95	*	47

9.63	6.66	17,564	0.73		0.73		0.70		0.70		4.75		78

9.46	1.84	21,559	0.72		0.72		0.70		0.70		2.21		62

9.64	(1.66)	23,672	0.70		0.70		0.70		0.70		0.52		93

9.84	4.94	28,626	0.72		0.72		0.70		0.70		1.38		94

9.49	(0.73)	1,500,981	0.80		0.80		0.70		0.70		2.43		222

9.64	2.66	718,667	0.76	*	0.76	*	0.70	*	0.70	*	4.95	*	47

9.63	6.66	771,094	0.73		0.73		0.70		0.70		4.75		78

9.46	1.84	962,000	0.72		0.72		0.70		0.70		2.15		62

9.64	(1.66)	1,436,600	0.70		0.70		0.70		0.70		0.52		93

9.84	4.94	1,681,053	0.72		0.72		0.70		0.70		0.92		94

9.49	(0.73)	1,370,799	0.80		0.80		0.70		0.70		2.41		222

9.64	2.51	51,933	1.06	*	1.06	*	1.00	*	1.00	*	4.65	*	47

9.63	6.34	52,946	1.03		1.03		1.00		1.00		4.45		78

9.46	1.53	64,350	1.02		1.02		1.00		1.00		1.92		62

9.64	(1.95)	76,762	1.00		1.00		1.00		1.00		0.21		93

9.84	4.63	102,373	1.02		1.02		1.00		1.00		0.66		94

9.49	(1.03)	125,668	1.10		1.10		1.00		1.00		2.13		222

9.64	2.53	111,371	1.01	*	1.01	*	0.95	*	0.95	*	4.70	*	47

9.63	6.40	121,168	0.98		0.98		0.95		0.95		4.49		78

9.46	1.58	158,601	0.97		0.97		0.95		0.95		2.06		62

9.64	(1.90)	140,966	0.95		0.95		0.95		0.95		0.28		93

9.84	4.68	110,040	0.97		0.97		0.95		0.95		0.69		94

9.49	(0.98)	107,765	1.05		1.05		0.95		0.95		2.17		222

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Assets:

Investments, at value
Investments in securities*	$5,989,600	$6,535,106	$314,374	$319,740	$2,413,474	$10,450,024
Investments in Affiliates	0	493,740	40,048	0	100,132	382,707
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	6,555	252	422	638	6,007
Over the counter	0	9,502	254	429	139	7,241
Cash	15,757	1,112	23	284	1,505	3,276
Deposits with counterparty	0	35,435	2,047	2,890	4,646	29,522
Foreign currency, at value	0	10,429	0	940	0	9,736
Receivable for investments sold	0	421	770	74	119	2,071,670
Receivable for investments in Affiliates sold	0	0	200	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	7	0	1	0	0
Receivable for TBA investments sold	0	2,429,688	84,768	34,501	0	284,429
Receivable for Fund shares sold	15,817	5,657	2	203	11,212	23,036
Interest and/or dividends receivable	533	33,087	1,316	1,932	17,662	65,561
Dividends receivable from Affiliates	0	1,925	161	0	345	775
Reimbursement receivable from PIMCO	0	2	0	0	1	3
Other assets	0	0	0	0	0	0
Total Assets	6,021,707	9,562,666	444,215	361,416	2,549,873	13,333,987

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$0	$747,645	$22,166	$13,980	$0	$718,225
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	10,339	483	554	89	697
Over the counter	0	9,862	248	651	0	12,731
Payable for investments purchased	2,100,000	152,488	21,057	1,299	63,118	2,195,033
Payable for investments in Affiliates purchased	0	1,995	167	0	359	804
Payable for TBA investments purchased	0	2,806,440	101,966	26,301	0	566,463
Deposits from counterparty	13,739	10,207	30	0	311	4,581
Payable for Fund shares redeemed	15,991	4,134	154	373	16,327	29,652
Distributions payable	1,602	933	63	63	93	2,274
Accrued investment advisory fees	354	1,110	57	61	378	1,914
Accrued supervisory and administrative fees	411	1,010	57	67	286	1,704
Accrued distribution fees	0	25	2	0	0	36
Accrued servicing fees	0	125	0	0	19	169
Accrued reimbursement to PIMCO	11	0	0	0	0	0
Other liabilities	0	0	0	0	2	0
Total Liabilities	2,132,108	3,746,313	146,450	43,349	80,982	3,534,283

Commitments and Contingent Liabilities^

Net Assets	$3,889,599	$5,816,353	$297,765	$318,067	$2,468,891	$9,799,704

Net Assets Consist of:

Paid in capital	$3,889,570	$6,683,143	$322,322	$342,322	$2,539,966	$10,328,899
Distributable earnings (accumulated loss)	29	(866,790)	(24,557)	(24,255)	(71,075)	(529,195)

Net Assets	$3,889,599	$5,816,353	$297,765	$318,067	$2,468,891	$9,799,704

Cost of investments in securities	$5,989,600	$6,573,749	$317,431	$324,208	$2,423,017	$10,459,385
Cost of investments in Affiliates	$0	$493,035	$39,992	$0	$100,104	$382,643
Cost of foreign currency held	$0	$10,213	$0	$922	$0	$9,961
Proceeds received on short sales	$0	$750,104	$22,276	$14,114	$0	$713,427
Cost or premiums of financial derivative instruments, net	$0	$5,003	$355	$1,127	$539	$6,238

* Includes repurchase agreements of:	$5,989,600	$228,200	$44,000	$5,900	$57,600	$718,470

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Net Assets:

Institutional Class	$1,090,047	$4,491,228	$287,880	$248,520	$2,198,045	$6,750,549
Class M	639,482	N/A	N/A	N/A	11	N/A
I-2	15,767	603,871	N/A	69,547	154,837	2,074,118
I-3	N/A	48,364	N/A	N/A	15,105	77,072
Administrative Class	61,309	21,778	9,885	N/A	510	15,994
Class A	2,026,818	550,859	N/A	N/A	100,383	718,667
Class C	56,176	21,749	N/A	N/A	N/A	51,933
Class C-2	N/A	1,161	N/A	N/A	N/A	N/A
Class R	N/A	77,343	N/A	N/A	N/A	111,371

Shares Issued and Outstanding:

Institutional Class	1,090,048	481,022	30,841	27,073	220,945	700,324
Class M	639,475	N/A	N/A	N/A	1	N/A
I-2	15,767	64,674	N/A	7,576	15,564	215,174
I-3	N/A	5,180	N/A	N/A	1,518	7,995
Administrative Class	61,311	2,332	1,059	N/A	51	1,659
Class A	2,026,800	58,997	N/A	N/A	10,091	74,557
Class C	56,177	2,329	N/A	N/A	N/A	5,388
Class C-2	N/A	125	N/A	N/A	N/A	N/A
Class R	N/A	8,283	N/A	N/A	N/A	11,554

Net Asset Value Per Share Outstanding(a):

Institutional Class	$1.00	$9.34	$9.33	$9.18	$9.95	$9.64
Class M	1.00	N/A	N/A	N/A	9.95	N/A
I-2	1.00	9.34	N/A	9.18	9.95	9.64
I-3	N/A	9.34	N/A	N/A	9.95	9.64
Administrative Class	1.00	9.34	9.33	N/A	9.95	9.64
Class A	1.00	9.34	N/A	N/A	9.95	9.64
Class C	1.00	9.34	N/A	N/A	N/A	9.64
Class C-2	N/A	9.34	N/A	N/A	N/A	N/A
Class R	N/A	9.34	N/A	N/A	N/A	9.64

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Investment Income:

Interest	$91,961	$129,890	$6,206	$6,972	$73,507	$290,395
Dividends from Investments in Affiliates	0	10,691	888	0	967	3,589
Total Income	91,961	140,581	7,094	6,972	74,474	293,984

Expenses:

Investment advisory fees	2,025	7,144	380	401	2,661	12,873
Supervisory and administrative fees	2,371	6,509	380	437	2,004	11,420
Distribution and/or servicing fees - Administrative Class	0	26	12	N/A	1	22
Distribution and/or servicing fees - Class A	0	697	N/A	N/A	126	893
Distribution and/or servicing fees - Class C	0	63	N/A	N/A	N/A	144
Distribution and/or servicing fees - Class C-2	N/A	4	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class R	N/A	197	N/A	N/A	N/A	291
Trustee fees	7	16	1	1	7	28
Interest expense	0	660	22	43	375	2,914
Miscellaneous expense	83	1	0	0	0	0
Total Expenses	4,486	15,317	795	882	5,174	28,585
Waiver and/or Reimbursement by PIMCO	(7)	(11)	0	0	(4)	(18)
Net Expenses	4,479	15,306	795	882	5,170	28,567

Net Investment Income (Loss)	87,482	125,275	6,299	6,090	69,304	265,417

Net Realized Gain (Loss):

Investments in securities	41	(21,241)	(200)	(787)	1,818	3,940
Investments in Affiliates	0	74	4	0	36	81
Exchange-traded or centrally cleared financial derivative instruments	0	6,125	29	93	(2,010)	(26,184)
Over the counter financial derivative instruments	0	4,663	117	(112)	0	(20,177)
Short sales	0	0	0	0	(859)	(9,693)
Foreign currency	0	(415)	0	40	0	(1,677)

Net Realized Gain (Loss)	41	(10,794)	(50)	(766)	(1,015)	(53,710)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	0	99,535	4,060	6,679	7,381	92,218
Investments in Affiliates	0	660	56	0	28	63
Exchange-traded or centrally cleared financial derivative instruments	0	15,836	1,116	907	(2,108)	(13,024)
Over the counter financial derivative instruments	0	(3,078)	(25)	(331)	(400)	(12,973)
Short sales	0	0	0	0	0	(1,429)
Foreign currency assets and liabilities	0	(56)	0	11	0	282

Net Change in Unrealized Appreciation (Depreciation)	0	112,897	5,207	7,266	4,901	65,137

Net Increase (Decrease) in Net Assets Resulting from Operations	$87,523	$227,378	$11,456	$12,590	$73,190	$276,844

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$87,482	$106,751	$125,275	$262,104
Net realized gain (loss)	41	18	(10,794)	(88,351)
Net change in unrealized appreciation (depreciation)	0	0	112,897	72,466

Net Increase (Decrease) in Net Assets Resulting from Operations	87,523	106,769	227,378	246,219

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(22,210)	(32,749)	(92,171)	(190,881)
Class M	(18,094)	(13,895)	N/A	N/A
I-2	(509)	(928)	(12,594)	(24,691)
I-3	N/A	N/A	(887)	(1,176)
Administrative Class	(746)	(1,677)	(410)	(942)
Class A	(44,453)	(55,216)	(10,937)	(22,644)
Class C	(1,417)	(2,302)	(409)	(972)
Class C-2	N/A	N/A	(18)	(25)
Class R	N/A	N/A	(1,428)	(2,948)

Tax basis return of capital
Institutional Class	0	0	0	0
Class M	0	0	N/A	N/A
I-2	0	0	0	0
I-3	N/A	N/A	0	0
Administrative Class	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0
Class C-2	N/A	N/A	0	0
Class R	N/A	N/A	0	0

Total Distributions(a)	(87,429)	(106,767)	(118,854)	(244,279)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,214,945	596,618	(260,131)	(517,401)

Total Increase (Decrease) in Net Assets	1,215,039	596,620	(151,607)	(515,461)

Net Assets:

Beginning of period	2,674,560	2,077,940	5,967,960	6,483,421
End of period	$3,889,599	$2,674,560	$5,816,353	$5,967,960

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund II		PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund		PIMCO Short-Term Fund

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$6,299	$13,438	$6,090	$12,382	$69,304	$143,276	$265,417	$535,371
(50)	(627)	(766)	(4,153)	(1,015)	(588)	(53,710)	(127,487)
5,207	(1,154)	7,266	5,104	4,901	28,797	65,137	318,036

11,456	11,657	12,590	13,333	73,190	171,485	276,844	725,920

(5,895)	(12,856)	(4,364)	(7,769)	(62,566)	(128,494)	(191,248)	(348,504)
N/A	N/A	N/A	N/A	(0)	(1)	N/A	N/A
N/A	N/A	(1,208)	(2,447)	(3,948)	(8,894)	(54,503)	(101,133)
N/A	N/A	N/A	N/A	(368)	(862)	(1,865)	(3,191)
(180)	(350)	N/A	N/A	(12)	(23)	(438)	(865)
N/A	N/A	N/A	N/A	(2,473)	(6,047)	(18,017)	(36,896)
N/A	N/A	N/A	N/A	N/A	N/A	(1,238)	(2,363)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	(2,784)	(5,558)

0	0	0	(932)	0	0	0	(20,862)
N/A	N/A	N/A	N/A	0	0	N/A	N/A
N/A	N/A	0	(303)	0	0	0	(6,190)
N/A	N/A	N/A	N/A	0	0	0	(197)
0	0	N/A	N/A	0	0	0	(55)
N/A	N/A	N/A	N/A	0	0	0	(2,341)
N/A	N/A	N/A	N/A	N/A	N/A	0	(161)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	0	(375)

(6,075)	(13,206)	(5,572)	(11,451)	(69,367)	(144,321)	(270,093)	(528,691)

(29,435)	14,156	(12,186)	(83,568)	18,776	(416,693)	(821,260)	(1,203,314)

(24,054)	12,607	(5,168)	(81,686)	22,599	(389,529)	(814,509)	(1,006,085)

321,819	309,212	323,235	404,921	2,446,292	2,835,821	10,614,213	11,620,298
$297,765	$321,819	$318,067	$323,235	$2,468,891	$2,446,292	$9,799,704	$10,614,213

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Schedule of Investments	PIMCO Government Money Market Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.0%

SHORT-TERM INSTRUMENTS 154.0%

REPURCHASE AGREEMENTS (a) 154.0%
$5,989,600

Total Short-Term Instruments (Cost $5,989,600)	5,989,600

Total Investments in Securities (Cost $5,989,600)	5,989,600

Total Investments 154.0% (Cost $5,989,600)	$5,989,600

Other Assets and Liabilities, net (54.0)%	(2,100,001)

Net Assets 100.0%	$3,889,599

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.960%	09/30/2024	10/01/2024	$750,000	U.S. Treasury Notes 4.000% - 4.500% due 05/31/2029 - 07/31/2029	$(763,541)	$750,000	$750,103
	4.980	10/01/2024	10/02/2024	750,000	U.S. Treasury Notes 4.500% due 11/15/2033	(766,458)	750,000	750,000
	5.250	09/30/2024	10/01/2024	9,800	U.S. Treasury Notes 0.250% due 05/31/2025	(9,999)	9,800	9,801
BPS	4.970	09/30/2024	10/01/2024	750,000	U.S. Treasury Notes 2.875% due 05/15/2032	(763,435)	750,000	750,104
	4.990	10/01/2024	10/02/2024	750,000	U.S. Treasury Notes 2.375% - 3.000% due 09/30/2025 - 05/15/2027	(765,309)	750,000	750,000
FICC STR	4.700	09/30/2024	10/01/2024	22,800	U.S. Treasury Notes 0.750% - 4.875% due 04/30/2026	(23,256)	22,800	22,803
	4.860	09/30/2024	10/01/2024	885,900	U.S. Treasury Bonds 1.375% - 4.250% due 11/15/2040 - 02/15/2041	(903,618)	885,900	886,020
JPS	4.960	09/30/2024	10/01/2024	350,000	U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025	(102,051)	350,000	350,048
					U.S. Treasury Notes 2.000% due 08/15/2025	(254,998)
	4.990	10/01/2024	10/02/2024	350,000	U.S. Treasury Notes 2.000% due 08/15/2025	(357,039)	350,000	350,000
SAL	4.930	09/30/2024	10/01/2024	423,100	U.S. Treasury Notes 2.750% due 04/30/2027	(435,817)	423,100	423,158
	4.960	09/30/2024	10/01/2024	16,400	U.S. Treasury Notes 1.250% due 12/31/2026	(16,755)	16,400	16,402
	4.990	09/30/2024	10/01/2024	431,600	U.S. Treasury Notes 4.875% due 11/30/2025	(446,975)	431,600	431,660
SCX	4.970	09/30/2024	10/01/2024	250,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(253,868)	250,000	250,035
	4.980	10/01/2024	10/02/2024	250,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(254,744)	250,000	250,000

Total Repurchase Agreements						$(6,117,863)	$5,989,600	$5,990,134

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$1,509,904	$0	$0	$1,509,904	$(1,539,998)	$(30,094)
BPS	1,500,104	0	0	1,500,104	(1,528,744)	(28,640)
FICC STR	908,823	0	0	908,823	(926,874)	(18,051)
JPS	700,048	0	0	700,048	(714,088)	(14,040)
SAL	871,220	0	0	871,220	(899,547)	(28,327)
SCX	500,035	0	0	500,035	(508,612)	(8,577)

Total Borrowings and Other Financing Transactions	$5,990,134	$0	$0

(1)	Includes accrued interest.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$5,989,600	$0	$5,989,600

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Schedule of Investments	PIMCO Low Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.3%

CORPORATE BONDS & NOTES 17.4%

BANKING & FINANCE 12.9%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$5,400	$5,499

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		3,900	4,067

American Honda Finance Corp.
5.938% due 01/10/2025 •		12,900	12,913

Asian Development Bank
6.550% due 01/26/2025	ZAR	262,000	15,069

Athene Global Funding
4.542% due 02/23/2027 ~	EUR	8,200	9,153

Banco Santander SA
3.496% due 03/24/2025		$23,000	22,862

Bank of America Corp.
4.455% due 09/22/2026 ~	EUR	11,600	13,006

Bank of Nova Scotia
5.450% due 06/12/2025		$10,500	10,564

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		5,150	5,285

Barclays PLC
5.304% due 08/09/2026 •		8,000	8,030
7.325% due 11/02/2026 •		13,400	13,754

BPCE SA
6.612% due 10/19/2027 •		20,200	20,974

Cape Lookout Re Ltd.
14.136% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		7,700	7,856

Capital One Financial Corp.
2.636% due 03/03/2026 •		24,200	23,935

Citibank NA
4.929% due 08/06/2026		12,900	13,096
5.438% due 04/30/2026		14,050	14,329

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,400	10,047
5.620% (SOFRINDX + 0.620%) due 08/28/2026 ~		6,800	6,813

Credit Agricole SA
1.907% due 06/16/2026 •		17,200	16,837

Danske Bank AS
1.621% due 09/11/2026 •		500	485
5.427% due 03/01/2028 •		8,000	8,203

Deutsche Bank AG
3.961% due 11/26/2025 •		24,000	23,940
6.283% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	18,923

Equinix, Inc.
2.625% due 11/18/2024		9,246	9,215

Extra Space Storage LP
3.500% due 07/01/2026		7,000	6,912

Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	2,010
5.800% due 03/05/2027		6,200	6,315

General Motors Financial Co., Inc.
5.400% due 05/08/2027		14,700	15,015

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		25,300	25,529

HSBC Holdings PLC
6.675% (SOFRRATE + 1.570%) due 08/14/2027 ~		3,200	3,248

HSBC USA, Inc.
5.625% due 03/17/2025		6,900	6,925

ING Groep NV
3.869% due 03/28/2026 •		12,700	12,639

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,558
5.571% due 04/22/2028 •		2,800	2,887
5.633% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	19,165
6.070% due 10/22/2027 •		8,300	8,603
6.133% (SOFRRATE + 0.920%) due 04/22/2028 ~		5,000	5,011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Life Global Funding
0.950% due 07/02/2025		$11,250	$10,970
4.050% due 08/25/2025		18,000	17,963

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		4,500	4,516

Morgan Stanley
2.630% due 02/18/2026 •		46,400	45,966
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~		7,500	7,541

Morgan Stanley Bank NA
4.968% due 07/14/2028 •		800	816

NatWest Group PLC
5.583% due 03/01/2028 •		2,800	2,873
6.255% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,400	2,420
7.472% due 11/10/2026 •		5,600	5,767

NatWest Markets PLC
3.479% due 03/22/2025		19,000	18,856

Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	3,017
3.450% due 06/02/2025		8,250	8,165

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		13,300	13,583

Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,975
5.957% (SOFRRATE + 0.930%) due 11/23/2025 ~		24,000	24,014

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		22,700	22,181
5.464% due 01/13/2026		12,600	12,783

Sumitomo Mitsui Trust Bank Ltd.
2.550% due 03/10/2025		10,100	10,004

Swedbank AB
3.356% due 04/04/2025		22,000	21,861
5.337% due 09/20/2027		20,000	20,562

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(c)		2,000	1,967

Toyota Motor Credit Corp.
4.550% due 08/07/2026		4,900	4,955

UBS AG
3.700% due 02/21/2025		22,000	21,900

UBS Group AG
2.193% due 06/05/2026 •		4,900	4,811
4.488% due 05/12/2026 •		10,000	9,973
4.550% due 04/17/2026		2,100	2,106
4.703% due 08/05/2027 •		5,000	5,014
6.327% due 12/22/2027 •		700	729
6.373% due 07/15/2026 •		6,200	6,269

UBS Switzerland AG
3.390% due 12/05/2025	EUR	8,200	9,207

VICI Properties LP
4.375% due 05/15/2025		$4,300	4,280

Volkswagen Financial Services NV
1.875% due 12/03/2024	GBP	1,800	2,392

Wells Fargo & Co.
5.707% due 04/22/2028 •		$3,400	3,511

			747,619

INDUSTRIALS 3.1%

AbbVie, Inc.
4.800% due 03/15/2027		16,100	16,414

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		14,700	14,679

Amgen, Inc.
5.250% due 03/02/2025		17,300	17,327

Bayer U.S. Finance LLC
6.125% due 11/21/2026		600	619

Campbell Soup Co.
5.300% due 03/20/2026		11,300	11,465

CommonSpirit Health
1.547% due 10/01/2025		15,500	14,957

Continental Resources, Inc.
2.268% due 11/15/2026		1,200	1,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CRH America, Inc.
3.875% due 05/18/2025	$2,775	$2,750

Global Payments, Inc.
1.200% due 03/01/2026	3,300	3,155
2.650% due 02/15/2025	3,650	3,616

Hyundai Capital America
6.288% due 08/04/2025 •	7,500	7,540
6.791% (SOFRRATE + 1.500%) due 01/08/2027 ~	17,300	17,490

National Football League
5.480% due 10/05/2028 «(e)	2,400	2,472

Penske Truck Leasing Co. LP
1.700% due 06/15/2026	11,100	10,597

Qorvo, Inc.
1.750% due 12/15/2024	2,725	2,706

Renesas Electronics Corp.
1.543% due 11/26/2024	24,200	24,044

Rogers Communications, Inc.
2.950% due 03/15/2025	26,400	26,160

WRKCo, Inc.
3.750% due 03/15/2025	3,600	3,579

		180,708

UTILITIES 1.4%

AES Corp.
1.375% due 01/15/2026	22,500	21,599

Avangrid, Inc.
3.150% due 12/01/2024	800	797

Constellation Energy Generation LLC
3.250% due 06/01/2025	6,300	6,237

Enel Finance International NV
1.625% due 07/12/2026	3,200	3,047
4.500% due 06/15/2025	19,600	19,519

Eversource Energy
0.800% due 08/15/2025	2,300	2,225

FirstEnergy Corp.
3.900% due 07/15/2027	300	297

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	10,100	10,127

Pacific Gas & Electric Co.
4.950% due 06/08/2025	14,200	14,192
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~	2,800	2,801

Spire, Inc.
5.300% due 03/01/2026	1,500	1,517

		82,358

Total Corporate Bonds & Notes (Cost $1,012,976)		1,010,685

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
1.229% due 11/01/2024	1,100	1,097

Total Municipal Bonds & Notes (Cost $1,100)		1,097

U.S. GOVERNMENT AGENCIES 41.7%

Fannie Mae
0.655% due 10/25/2042 •(a)	8,876	1,326
0.755% due 11/25/2042 •(a)	8,570	744
1.000% due 01/25/2043	247	212
1.255% due 01/25/2042 •(a)	945	140
2.080% due 10/01/2026	3,780	3,631
2.500% due 05/25/2028 (a)	1,952	59
3.150% due 03/01/2026	11,350	11,176
3.590% due 12/01/2025	11,350	11,233
4.250% due 05/25/2033	110	108
4.517% due 01/01/2028 •	1	1
4.767% due 12/25/2042 ~	524	526

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.146% due 03/01/2035 •	$39	$39
5.223% due 12/01/2036 •	2	2
5.500% due 08/25/2034	324	327
5.523% due 12/25/2036 •	185	180
5.580% due 11/25/2050 •	988	953
5.645% due 01/25/2037 •	3	3
5.695% due 03/25/2037 •	341	337
5.745% due 03/25/2037 - 03/25/2044 •	291	289
5.755% due 03/25/2037 •	16	16
5.758% due 01/01/2035 •	358	360
5.769% due 06/25/2034 •	50	49
5.775% due 07/25/2037 •	375	372
5.795% due 06/25/2032 - 10/25/2040 •	56	56
5.845% due 12/25/2040 •	8	8
5.848% due 09/01/2034 •	2	2
5.865% due 07/25/2037 •	485	484
5.895% due 08/25/2037 •	17	17
5.953% due 07/01/2035 •	61	62
5.955% due 09/01/2035 •	5	5
6.065% due 03/25/2038 •	17	17
6.145% due 03/25/2038 - 01/25/2040 •	206	207
6.151% due 01/25/2051 •	1,136	1,153
6.154% due 04/01/2034 •	108	110
6.162% due 11/01/2035 •	6	6
6.231% due 09/01/2032 •	108	110
6.245% due 02/25/2040 •	121	122
6.277% due 12/01/2033 •	32	33
6.363% due 07/01/2042 - 07/01/2044 •	108	110
6.412% due 09/01/2041 •	13	13
6.422% due 11/01/2034 •	57	57
6.500% due 07/25/2031 - 09/01/2033	462	482
6.550% due 03/01/2035 •	44	45
6.562% due 11/01/2039 •	64	64
6.563% due 10/01/2030 •	34	35
6.619% due 10/01/2035 •	194	200
6.710% due 03/01/2035 •	537	542
6.897% due 06/01/2035 •	24	24
7.000% due 04/01/2034	7	8
7.220% due 11/01/2027 •	2	2
7.250% due 08/01/2029 •	32	32
7.315% due 05/01/2035 •	30	30
7.375% due 08/01/2035 •	511	522
7.390% due 09/01/2035 •	136	138
7.503% due 07/01/2035 •	201	203
7.508% due 06/01/2035 •	79	80
7.537% due 08/01/2035 •	103	106

Freddie Mac
0.493% due 08/15/2043 •(a)	16,761	2,515
0.650% due 10/27/2025	62,200	60,010
0.680% due 08/06/2025	32,300	31,385
0.800% due 10/28/2026 (h)	83,100	78,255
0.950% due 08/15/2044 •	4,373	4,654
1.013% due 07/15/2036 •(a)	717	80
1.250% due 10/15/2027	8,088	7,800
1.375% due 11/15/2027	6,022	5,816
1.693% due 08/15/2036 •(a)	1,881	234
2.500% due 10/25/2049	107	95
2.920% due 01/25/2026	7,148	7,069
3.000% due 01/01/2027	221	218
3.000% due 03/15/2027 - 05/15/2027 (a)	2,486	60
3.250% due 10/25/2033	10,492	10,395
3.456% due 04/25/2025 ~	2,400	2,378
3.500% due 02/01/2047 - 06/01/2047	6,753	6,422
3.590% due 01/25/2025 ~	20,518	20,412
4.000% due 12/01/2047	1,410	1,373
4.762% due 08/15/2032 ~	4	4
5.229% due 08/25/2031 •	311	323
5.500% due 07/15/2034	226	228
5.675% due 09/25/2031 •	485	495
5.787% due 02/15/2037 •	18	18
5.797% due 02/15/2037 •	26	26
5.857% due 05/15/2037 •	5	5
5.875% due 10/01/2035 •	148	152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.907% due 11/15/2030 - 12/15/2031 •	$13	$13
5.977% due 05/15/2036 •	14	14
6.000% due 12/15/2028 - 07/15/2029	10	9
6.007% due 01/15/2042 •	11	11
6.229% due 04/01/2035 •	157	158
6.250% due 08/25/2054 •	10,890	10,964
6.290% due 04/01/2035 •	143	145
6.312% due 01/15/2038 •	1,354	1,369
6.488% due 03/01/2035 •	74	75
6.500% due 03/15/2029 - 07/25/2043	6,071	6,343
6.523% due 07/25/2044 •	914	873
6.558% due 02/01/2037 •	3	3
7.000% due 01/01/2030 - 04/01/2032	4	4
7.100% due 04/01/2035 •	135	136
7.456% due 07/01/2035 •	2	2
7.482% due 07/01/2027 •	2	2
7.500% due 07/15/2030	18	19
7.500% due 08/01/2035 •	180	183
7.704% due 05/01/2037 •	11	11
8.500% due 11/01/2024 - 11/01/2025	2	2

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 08/20/2025 - 09/20/2026 ~	6	7
3.625% due 07/20/2027 - 07/20/2034 •	45	45
3.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	3	3
3.750% due 12/20/2026 •	1	1
4.000% due 12/20/2027 - 07/20/2030 •	23	23
4.500% due 11/20/2026 •	1	1
4.500% due 08/20/2048	767	768
4.625% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2026 ~	11	9
4.625% due 01/20/2027 - 02/20/2032 •	421	421
4.875% (H15T1Y + 1.500%) due 06/20/2025 - 05/20/2026 ~	4	4
4.875% due 04/20/2027 - 05/20/2030 •	25	26
5.634% due 05/20/2041 ~	139	137
5.645% due 09/20/2071 - 09/20/2073 •	4,844	4,808
6.067% due 03/20/2065 - 07/20/2065 •	5,553	5,543
6.195% due 05/20/2074 •	506	508
6.267% due 05/20/2066 •	1,530	1,532
6.295% due 09/20/2073 •	13,570	13,709
6.305% due 08/20/2073 •	13,445	13,582
6.325% due 09/20/2073 •	4,591	4,637
6.367% due 04/20/2066 •	2,418	2,424
6.505% due 11/20/2072 •	74,741	76,117
6.515% due 11/20/2072 •	87,635	89,330
6.717% due 08/20/2070 •	16,845	17,226

Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035	3,668	3,536
3.000% due 12/01/2026 - 04/01/2052	396,636	358,339
3.500% due 02/01/2047 - 12/01/2047	147,759	138,393
4.000% due 01/01/2046 - 05/01/2054	111,387	107,954
4.500% due 06/01/2025 - 09/01/2053	12,732	12,542
5.000% due 08/01/2025 - 08/01/2054	102,744	102,835
5.500% due 01/01/2025 - 12/01/2053	39,421	39,903
6.000% due 03/01/2032 - 01/01/2053	1,700	1,783
6.500% due 07/01/2034 - 03/01/2038	235	247
8.000% due 04/01/2030 - 11/01/2031	117	124
8.500% due 04/01/2025	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2054	$21,000	$18,150
4.000% due 10/01/2054 - 11/01/2054	96,740	92,992
4.500% due 10/01/2039 - 12/01/2054	210,350	207,019
5.000% due 11/01/2054	297,000	296,872
5.500% due 11/01/2054	5,000	5,058
6.000% due 11/01/2054	496,600	507,559

Vendee Mortgage Trust
6.500% due 05/15/2029	2,027	2,075

Total U.S. Government Agencies (Cost $2,473,293)		2,424,169

U.S. TREASURY OBLIGATIONS 25.5%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025	161,708	158,835
0.125% due 10/15/2025	6,364	6,241
0.250% due 01/15/2025	1,461	1,443
0.375% due 07/15/2025	22,481	22,161
0.625% due 07/15/2032	42,110	39,447
1.125% due 01/15/2033	39,279	37,917
2.375% due 01/15/2025	143,334	142,388

U.S. Treasury Notes
3.625% due 05/15/2026	590,900	590,034
3.875% due 01/15/2026 (h)	149,500	149,599
4.125% due 01/31/2025	215,700	215,344
4.125% due 06/15/2026	50,000	50,344
4.375% due 11/30/2028 (h)(j)	31,200	32,161
4.875% due 04/30/2026	36,100	36,722

Total U.S. Treasury Obligations (Cost $1,477,654)		1,482,636

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	6,950	6,827

280 Park Avenue Mortgage Trust
6.298% due 09/15/2034 •	10,200	9,957

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	15	15

American Home Mortgage Assets Trust
5.509% due 11/25/2035 •	212	200

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	7,691	6,844
5.338% due 05/27/2069 þ	986	992

Ashford Hospitality Trust
6.169% due 04/15/2035 •	1,032	1,027

Atrium Hotel Portfolio Trust
6.324% due 12/15/2036 •	8,766	8,552
6.344% due 06/15/2035 •	1,250	1,249

BAMLL Commercial Mortgage Securities Trust
6.261% due 09/15/2038 •	4,100	3,932
7.111% due 03/15/2037 •	500	499

Banc of America Alternative Loan Trust
5.500% due 10/25/2033	1,768	1,763

Banc of America Funding Trust
5.500% due 09/25/2035	193	193
5.591% due 05/25/2035 ~	53	49
6.205% due 02/20/2036 ~	180	171

Banc of America Mortgage Trust
4.940% due 02/25/2035 ~	39	38
5.993% due 09/25/2035 ~	922	824

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	31	24
5.069% due 01/25/2035 ~	189	181
5.125% due 01/25/2035 ~	1	1
5.130% due 11/25/2030 ~	5	5
5.574% due 08/25/2035 ~	471	410
5.628% due 08/25/2035 ~	3,050	2,863
5.688% due 01/25/2034 ~	4	4
6.324% due 08/25/2033 ~	21	21
6.375% due 02/25/2033 ~	2	2
6.500% due 04/25/2033 ~	112	112
6.954% due 10/25/2036 ~	42	40
7.480% due 08/25/2033 ~	138	134

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.590% due 04/25/2035 ~		$795	$778
5.240% due 09/25/2035 ~		915	550
5.454% due 05/25/2035 ~		175	167
6.615% due 09/25/2034 ~		82	80

Bear Stearns Structured Products, Inc. Trust
5.515% due 01/26/2036 ~		1,391	1,033

Beneria Cowen & Pritzer Collateral Funding Corp.
6.010% due 06/15/2038 •		398	370

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.249% due 01/25/2035 •		69	66

Citigroup Mortgage Loan Trust
5.342% due 03/25/2036 ~		658	650
6.235% due 03/25/2034 ~		162	146
7.560% due 09/25/2035 •		6	6

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •		9,939	9,812

Commercial Mortgage Trust
6.144% due 06/15/2034 •		3,400	3,210
6.511% due 12/15/2038 •		19,379	18,528

Countrywide Alternative Loan Trust
5.369% due 06/25/2036 •		335	139

Countrywide Home Loan Mortgage Pass-Through Trust
7.940% due 02/20/2036 •		3,728	3,415

Credit Suisse First Boston Mortgage Securities Corp.
6.059% due 03/25/2032 ~		186	177

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
7.615% due 10/25/2033 ~		13	13

Credit Suisse Mortgage Capital Mortgage-Backed Trust
7.016% due 06/01/2050 ~		18,136	18,098

CRSNT Commercial Mortgage Trust
6.034% due 04/15/2036 •		25,400	24,726

DBGS Mortgage Trust
6.606% due 10/15/2036 •		1,220	1,192

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.369% due 06/25/2037 •		6,205	5,329

DROP Mortgage Trust
6.361% due 10/15/2043 •		23,100	21,910

EMF-NL Prime BV
4.512% due 04/17/2041 •	EUR	3,000	2,995

Eurosail PLC
6.049% due 06/13/2045 ~	GBP	2,603	3,479

Extended Stay America Trust
6.291% due 07/15/2038 •		$1,426	1,425

First Horizon Alternative Mortgage Securities Trust
5.763% due 09/25/2034 ~		19	20
5.966% due 09/25/2035 ~		109	97

Ginnie Mae
6.145% due 04/20/2072 •		9,492	9,440
6.245% due 08/20/2073 •		4,508	4,540
6.845% due 08/20/2071 •		8,387	8,570

Great Hall Mortgages PLC
5.305% due 06/18/2039 •		622	620

GS Mortgage Securities Corp. Trust
6.164% due 12/15/2036 •		19,146	18,853
6.394% due 11/15/2032 •		4,418	4,409
6.464% due 12/15/2036 •		280	279

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		22,248	19,511

GSR Mortgage Loan Trust
5.202% due 09/25/2035 ~		148	141
6.000% due 03/25/2032		19	20
6.132% due 09/25/2035 ~		14	13
6.609% due 09/25/2035 ~		363	367
6.637% due 07/25/2035 ~		471	250

HarborView Mortgage Loan Trust
5.072% due 07/19/2035 ~		1,359	1,021

IndyMac INDX Mortgage Loan Trust
5.389% due 05/25/2046 •		888	793

InTown Mortgage Trust
7.586% due 08/15/2039 •		19,800	19,890

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
6.561% due 12/15/2036 •		$7,000	$5,286

JP Morgan Mortgage Trust
5.566% due 08/25/2035 ~		795	700
6.292% due 04/25/2037 ~		108	88
7.205% due 07/25/2035 ~		10	10

MASTR Adjustable Rate Mortgages Trust
6.435% due 11/21/2034 ~		38	36

Morgan Stanley Capital Trust
6.161% due 12/15/2036 •		100	81
6.244% due 11/15/2034 •		6,195	6,171

Morgan Stanley Mortgage Loan Trust
4.564% due 08/25/2034 ~		42	39
5.229% due 04/25/2035 •		675	676
5.289% due 01/25/2035 •		199	188
5.500% due 11/25/2035		967	903

MortgageIT Mortgage Loan Trust
5.609% due 02/25/2035 •		106	107

Natixis Commercial Mortgage Securities Trust
6.311% due 08/15/2038 •		5,200	4,910
6.920% due 03/15/2035 •		1,555	1,556

New Orleans Hotel Trust
6.133% due 04/15/2032 •		1,400	1,379

Newgate Funding PLC
4.081% due 12/15/2050 •	EUR	771	850

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •		$4,700	4,568

OBX Trust
3.000% due 01/25/2052 ~		20,738	18,201
5.000% due 10/25/2051 •		5,277	4,927

One Market Plaza Trust
3.614% due 02/10/2032		6,282	5,741

ONE Park Mortgage Trust
5.911% due 03/15/2036 •		2,450	2,389

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.529% due 12/25/2035 •		1,601	1,575

Prime Mortgage Trust
5.369% due 02/25/2034 •		117	109

RESIMAC Premier
5.960% due 02/03/2053 •		18,921	18,887

Ripon Mortgages PLC
0.000% due 08/28/2056 (c)	GBP	25,996	32,791
5.680% due 08/28/2056 •		28,584	38,240
5.880% due 08/28/2056 •		15,435	20,601
6.480% due 08/28/2056 •		1,792	2,390
7.980% due 08/28/2056 •		225	301

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •		$3,500	3,342

Structured Adjustable Rate Mortgage Loan Trust
7.251% due 02/25/2034 ~		10	10

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		31	29
5.229% due 03/25/2037 •		37	14
5.529% due 02/25/2036 •		721	603
5.739% due 09/19/2032 •		136	131

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
7.352% due 06/25/2033 ~		7	6

SunTrust Adjustable Rate Mortgage Loan Trust
6.764% due 01/25/2037 ~		447	301

Thornburg Mortgage Securities Trust
5.098% due 12/25/2045 •		752	675
6.925% due 10/25/2045 •		711	713

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		2,034	1,955
5.969% due 05/25/2058 •		3,185	3,285

TTAN
6.061% due 03/15/2038 •		39	38

UWM Mortgage Trust
5.000% due 12/25/2051 •		18,445	17,273

VASA Trust
6.111% due 07/15/2039 •		5,000	4,637

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waikiki Beach Hotel Trust
6.444% due 12/15/2033 •		$10,699	$10,608

WaMu Mortgage Pass-Through Certificates Trust
5.045% due 01/25/2036 ~		68	66
5.549% due 10/25/2045 •		20	20
5.709% due 11/25/2034 •		1,247	1,190
6.000% due 06/25/2034		366	374
6.123% due 08/25/2046 •		21	19
6.523% due 06/25/2042 •		150	139

Washington Mutual Mortgage Pass-Through Certificates Trust
6.975% due 02/25/2033 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $462,127)			473,187

ASSET-BACKED SECURITIES 11.6%

ACAS CLO Ltd.
6.431% due 10/18/2028 •		385	386

Apidos CLO
6.441% due 07/18/2029 •		2,560	2,561
6.554% due 04/20/2031 •		2,279	2,283

Arbor Realty Commercial Real Estate Notes Ltd.
6.792% due 01/15/2037 •		5,031	5,028

AREIT Trust
6.591% due 01/20/2037 •		18,020	17,914

Asset-Backed Securities Corp. Home Equity Loan Trust
5.731% due 06/15/2031 •		4	4

Atlas Static Senior Loan Fund Ltd.
7.051% due 07/15/2030 •		6,424	6,446

Bank of America Auto Trust
5.830% due 05/15/2026		3,113	3,119

Barings CLO Ltd.
6.614% due 01/20/2032 •		605	605

BDS Ltd.
6.479% due 12/16/2036 •		16,534	16,508

Bear Stearns Asset-Backed Securities Trust
5.969% due 11/25/2042 •		139	138
6.769% due 03/25/2043 •		1,100	1,055

Black Diamond CLO DAC
4.548% due 01/20/2032	EUR	1,907	2,125

BlueMountain CLO Ltd.
6.643% due 07/15/2031 •		$5,977	5,982

BMW Vehicle Lease Trust
5.680% due 07/27/2026 •		3,407	3,407

BNPP AM Euro CLO DAC
4.285% due 04/15/2031 •	EUR	300	333

BSPDF Issuer Ltd.
6.411% due 10/15/2036 •		$5,059	4,944

BSPRT Issuer Ltd.
7.393% due 07/15/2039 •		19,271	19,361

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		24,000	24,155

Carlyle Euro CLO DAC
4.432% due 08/15/2032 •	EUR	8,892	9,886

Carlyle Global Market Strategies Euro CLO DAC
4.292% due 11/15/2031		213	237

Carlyle U.S. CLO Ltd.
6.544% due 04/20/2031 •		$9,378	9,381

CarMax Auto Owner Trust
5.650% due 05/17/2027		3,200	3,222

Catamaran CLO Ltd.
6.644% due 04/22/2030 •		2,015	2,017

Centex Home Equity Loan Trust
5.899% due 09/25/2034 •		913	903

Chase Auto Owner Trust
5.660% due 05/26/2027		3,442	3,461

Chesapeake Funding LLC
5.520% due 05/15/2036		1,089	1,102

CIFC Funding Ltd.
6.495% due 10/24/2030 •		10,863	10,873
6.641% due 07/18/2031 •		3,670	3,677

Citibank Credit Card Issuance Trust
5.842% due 08/07/2027 •		12,900	12,944

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citizens Auto Receivables Trust
5.840% due 01/18/2028		$900	$913

Countrywide Asset-Backed Certificates Trust
5.689% due 07/25/2034 •		342	347
5.719% due 03/25/2034 •		262	265

CQS U.S. CLO Ltd.
7.132% due 07/20/2031 •		8,635	8,642

Dryden Senior Loan Fund
6.583% due 04/15/2029 •		9,766	9,772

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		9,281	9,262
5.760% due 10/22/2029		7,351	7,416

EquiFirst Mortgage Loan Trust
5.449% due 01/25/2034 •		150	147

First Franklin Mortgage Loan Trust
5.794% due 05/25/2034 •		793	782

Fremont Home Loan Trust
5.029% due 01/25/2037 •		168	77

Gallatin CLO Ltd.
6.653% due 07/15/2031 •		25,582	25,613

GM Financial Consumer Automobile Receivables Trust
5.732% due 03/16/2027 •		13,500	13,511

GPMT Ltd.
6.379% due 07/16/2035 •		8,310	8,228
6.384% due 12/15/2036 •		15,469	15,196

GSAMP Trust
3.577% due 11/25/2034 •		986	935
5.039% due 12/25/2036 •		1,323	666

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		22,500	22,303

Home Equity Asset Trust
5.529% due 08/25/2036 •		5,036	4,978

HSI Asset Securitization Corp. Trust
5.069% due 10/25/2036 •		29	10

LAD Auto Receivables Trust
6.090% due 06/15/2026		269	269

LCM Ltd.
6.382% due 07/20/2030 •		6,252	6,254

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		8,346	8,328

Lument Finance Trust, Inc.
6.381% due 06/15/2039 •		13,861	13,800

Madison Park Euro Funding DAC
4.485% due 07/15/2032 •	EUR	4,996	5,537

Madison Park Funding Ltd.
6.495% due 07/27/2031 •		$4,597	4,622

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		663	661

MF1 LLC
7.115% due 06/19/2037 •		22,309	22,345

MF1 Ltd.
6.315% due 02/19/2037 •		22,279	22,196

Mid-State Trust
4.864% due 07/15/2038		57	57

Morgan Stanley ABS Capital, Inc. Trust
5.219% due 05/25/2037 •		2,909	2,618
5.674% due 12/25/2034 •		346	333

Morgan Stanley IXIS Real Estate Capital Trust
5.019% due 11/25/2036 •		13	4

Mountain View CLO LLC
6.588% due 01/16/2031 •		1,136	1,137

New Century Home Equity Loan Trust
5.689% due 03/25/2035 •		2,002	1,999

NovaStar Mortgage Funding Trust
5.289% due 05/25/2036 •		1,083	1,068

OCP Euro CLO DAC
4.568% due 09/22/2034 •	EUR	3,186	3,538

Oscar U.S. Funding LLC
2.820% due 04/10/2029		$23,000	22,575
4.630% due 12/10/2027 «		700	700

Pagaya AI Debt Selection Trust
5.065% due 03/15/2032		700	703
6.660% due 07/15/2031		153	156

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square CLO Ltd.
6.547% due 10/17/2031 •		$6,649	$6,655

PFP Ltd.
7.371% due 08/19/2035 •		15,223	15,313

RAAC Trust
5.669% due 03/25/2034 •		49	49

Ready Capital Mortgage Financing LLC
6.169% due 11/25/2036 •		1,104	1,101
6.913% due 01/25/2037 •		16,531	16,551

Regatta Funding Ltd.
6.485% due 10/25/2031 •		2,311	2,314

Renaissance Home Equity Loan Trust
5.669% due 08/25/2032 •		40	38

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		368	372

RR 3 Ltd.
6.653% due 01/15/2030 •		568	568

Saranac CLO Ltd.
6.615% due 06/22/2030 •		271	272

Saxon Asset Securities Trust
2.091% due 03/25/2035 •		241	219

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •		2,830	645
5.099% due 05/25/2037 •		338	257

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027		1,710	1,719

SLM Student Loan Trust
4.031% due 12/15/2033 •	EUR	426	442

SMB Private Education Loan Trust
3.940% due 02/16/2055		$13,657	13,315
5.380% due 07/15/2053		2,434	2,502
5.670% due 11/15/2052		10,588	10,916
6.792% due 02/16/2055 •		13,657	13,722

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		36	36

Sound Point CLO Ltd.
6.524% due 10/20/2030 •		10,196	10,203
6.526% due 07/25/2030 •		5,979	5,983
6.754% due 07/20/2032 •		23,000	23,025

Soundview Home Loan Trust
5.089% due 11/25/2036 •		1,098	309

Structured Asset Investment Loan Trust
5.674% due 03/25/2034 •		1,718	1,743
5.869% due 09/25/2034 •		79	76

Structured Asset Securities Corp.
5.629% due 02/25/2035 •		9	10

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		1,862	1,863

Synchrony Card Funding LLC
5.740% due 10/15/2029		17,600	18,123

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		17,037	17,051

Tikehau CLO DAC
4.508% due 08/04/2034 •	EUR	1,561	1,737

Towd Point HE Trust
0.918% due 02/25/2063 ~		$2,812	2,730

Toyota Auto Receivables Owner Trust
5.050% due 01/15/2026		95	95

TPG Real Estate Finance Issuer Ltd.
6.397% due 03/15/2038 •		10,558	10,478
6.733% due 02/15/2039 •		22,594	22,509

Venture CLO Ltd.
6.594% due 07/20/2030 •		5,197	5,201
6.674% due 04/20/2032 •		22,000	22,022

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		147	148

VMC Finance LLC
6.229% due 06/16/2036 •		1,251	1,255

Wind River CLO Ltd.
6.643% due 07/15/2031 •		20,085	20,110

Total Asset-Backed Securities (Cost $676,716)			673,697

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	661,200	$115,070

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,300	11,872

Total Sovereign Issues (Cost $127,175)			126,942

SHORT-TERM INSTRUMENTS 5.8%

COMMERCIAL PAPER 1.9%

Alimentation Couche-Tard, Inc.
5.380% due 10/01/2024		5,400	5,399

Arrow Electronics, Inc.
5.200% due 10/10/2024		5,650	5,642
5.200% due 10/11/2024		11,100	11,082

Bacardi Martini BV
5.600% due 10/10/2024		2,550	2,546

Constellation Brands, Inc.
5.100% due 10/07/2024		1,000	999
5.100% due 10/08/2024		1,550	1,548

Crown Castle, Inc.
5.300% due 10/29/2024 (b)		26,800	26,687
5.720% due 10/01/2024		28,350	28,346

Harley-Davidson Financial Services, Inc.
5.990% due 10/02/2024		450	450

Huntington Ingalls Industries, Inc.
5.250% due 10/01/2024		750	750
5.250% due 10/02/2024		2,250	2,250

Jabil, Inc.
5.250% due 10/04/2024		1,414	1,413

L3Harris Technologies, Inc.
5.000% due 10/22/2024		3,600	3,589

Quanta Services, Inc.
5.150% due 10/03/2024 (b)		6,300	6,297

Reckitt Benckiser Treasury Services PLC
5.280% due 10/16/2024		1,900	1,896

Southern California Edison Co.
5.500% due 10/04/2024		13,700	13,692

Targa Resources Corp.
5.400% due 10/28/2024		1,400	1,394

			113,980

REPURCHASE AGREEMENTS (f) 3.9%
			228,200

SHORT-TERM NOTES 0.0%

SBNA Auto Lease Trust
5.584% due 05/20/2025		513	513

Total Short-Term Instruments (Cost $342,708)			342,693

Total Investments in Securities (Cost $6,573,749)			6,535,106

		SHARES
INVESTMENTS IN AFFILIATES 8.5%

SHORT-TERM INSTRUMENTS 8.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%

PIMCO Short Asset Portfolio		$23,693,718	$231,298

PIMCO Short-Term Floating NAV Portfolio III		26,953,056	262,442

Total Short-Term Instruments (Cost $493,035)			493,740

Total Investments in Affiliates (Cost $493,035)			493,740

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

MARKET VALUE (000S)
Total Investments 120.8% (Cost $7,066,784)	$7,028,846

Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $5,003)	(4,144)

Other Assets and Liabilities, net (20.7)%	(1,208,349)

Net Assets 100.0%	$5,816,353

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Football League	5.480%	10/05/2028	03/14/2024	$2,400	$2,472	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.980%	09/30/2024	10/01/2024	$45,700	U.S. Treasury Notes 0.375% due 12/31/2025	$(46,575)	$45,700	$45,706
FICC STR	4.860	09/30/2024	10/01/2024	6,200	U.S. Treasury Bonds 4.750% due 11/15/2043	(6,324)	6,200	6,201
SAL	4.960	09/30/2024	10/01/2024	56,800	U.S. Treasury Notes 1.250% due 12/31/2026	(58,026)	56,800	56,808
	4.960	10/01/2024	10/02/2024	119,400	U.S. Treasury Notes 1.250% due 12/31/2026	(121,977)	119,400	119,400
	4.990	10/01/2024	10/02/2024	100	U.S. Treasury Notes 4.250% due 03/15/2027	(103)	100	100

Total Repurchase Agreements						$(233,005)	$228,200	$228,215

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2054	$418,700	$(379,416)	$(376,290)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	176,500	(163,411)	(164,510)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2054	210,300	(207,277)	(206,845)

Total Short Sales (12.9)%				$(750,104)	$(747,645)

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$45,706	$0	$0	$45,706	$(46,575)	$(869)
FICC STR	6,201	0	0	6,201	(6,324)	(123)
SAL	176,308	0	0	176,308	(180,106)	(3,798)

Total Borrowings and Other Financing Transactions	$228,215	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(344) at a weighted average interest rate of 5.468%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR 118.750	10/25/2024	15	$	15	$(3)	$(1)
Call - EUREX Euro-Bobl November 2024 Futures	120.250	10/25/2024	15		15	(4)	(7)

						$(7)	$(8)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	38	$	38	$(20)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	38		38	(19)	(3)

						$(39)	$(5)

Total Written Options						$(46)	$(13)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	19,624	$4,086,545	$9,794	$0	$(7,359)
U.S. Treasury 5-Year Note December Futures	12/2024	4,313	473,925	698	0	(1,584)

				$10,492	$0	$(8,943)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Japan Government 10-Year Bond December Futures	12/2024	8	$(8,051)	$(14)	$32	$(18)
U.S. Treasury 10-Year Note December Futures	12/2024	3,659	(418,155)	(805)	1,658	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	4,738	(560,491)	(691)	2,443	0

				$(1,510)	$4,133	$(18)

Total Futures Contracts				$8,982	$4,133	$(8,961)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Enbridge, Inc.	1.000%	Quarterly	12/20/2024	0.187%	$25,000	$291	$(238)	$53	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.249	2,100	101	(76)	25	0	0

						$392	$(314)	$78	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	166,100	$2,552	$1,044	$3,596	$0	$(88)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	JPY	4,720,000	(83)	5,826	5,743	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024	$	94,100	(645)	(1,809)	(2,454)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		86,100	(269)	(1,099)	(1,368)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		9,900	(76)	(129)	(205)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		9,900	(76)	(129)	(205)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		9,900	(76)	(124)	(200)	0	(5)
Pay(6)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025		117,800	195	1,191	1,386	0	(130)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025		76,700	(23)	814	791	0	(88)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		609,100	4,165	(4,179)	(14)	695	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026		337,500	1,998	4,222	6,220	0	(315)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		150,400	(572)	(5,478)	(6,050)	0	(305)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		10,400	(22)	97	75	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		97,400	0	(1,225)	(1,225)	218	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		30,900	(74)	645	571	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		15,400	(36)	347	311	0	(37)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		64,400	143	(1,811)	(1,668)	177	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		28,900	(100)	(147)	(247)	0	(80)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		8,000	(22)	40	18	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		7,500	(24)	229	205	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		45,000	0	(222)	(222)	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		18,500	0	(95)	(95)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		12,900	0	(124)	(124)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		8,500	0	(103)	(103)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,900	0	(89)	(89)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,200	0	(30)	(30)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		26,300	0	(358)	(358)	79	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		19,400	0	(266)	(266)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		25,400	0	(404)	(404)	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,900	0	(48)	(48)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,300	0	(155)	(155)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		13,700	0	(237)	(237)	41	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		34,710	3,582	572	4,154	102	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		6,700	(20)	(271)	(291)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		5,400	(18)	(220)	(238)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		2,200	(9)	(84)	(93)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		4,400	(17)	(148)	(165)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		3,100	(11)	(68)	(79)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		7,510	(37)	(197)	(234)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		4,200	(15)	(103)	(118)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		700	(2)	(11)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		5,500	(20)	(106)	(126)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,700	(10)	(39)	(49)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		2,700	(10)	(41)	(51)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		6,900	(25)	(127)	(152)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		3,400	(14)	(61)	(75)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	(9)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		7,500	(30)	(142)	(172)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		6,900	(25)	(152)	(177)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		2,500	(9)	(29)	(38)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,200	(9)	(5)	(14)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		2,500	(10)	(6)	(16)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,500	(7)	18	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,500	(11)	22	11	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,000	(4)	8	4	3	0

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.231%	Annual	09/18/2034	$	1,000	$(4)	$12	$8	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		2,800	(10)	29	19	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.095	Annual	02/18/2035		23,200	0	(1,594)	(1,594)	62	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	2,400	(3)	(45)	(48)	0	(7)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		1,700	(5)	(46)	(51)	0	(10)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,400	(4)	(26)	(30)	0	(8)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		2,200	(6)	(40)	(46)	0	(13)
Receive(6)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		2,800	(8)	(1)	(9)	0	(9)
Pay(6)	CAONREPO	3.500	Annual	12/18/2025	CAD	812,600	(1,239)	5,032	3,793	337	0

							$8,941	$(1,682)	$7,259	$2,421	$(1,365)

Total Swap Agreements							$9,333	$(1,996)	$7,337	$2,422	$(1,365)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4,133	$2,422	$6,555	$(13)	$(8,961)	$(1,365)	$(10,339)

(h)

Securities with an aggregate market value of $28,394 and cash of $35,435 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024	KRW	17,790		$13	$0	$0
	10/2024		$981	GBP	749	21	0

BPS	10/2024	BRL	180,791		$32,021	0	(1,166)
	10/2024	CNH	613		86	0	(2)
	10/2024	DKK	1,199		179	0	0
	10/2024	KRW	174,290		130	0	(2)
	10/2024	NZD	6,245		3,887	0	(81)
	10/2024		$33,103	BRL	180,791	84	0
	10/2024		34	CNH	243	0	0
	10/2024		2,836	GBP	2,154	44	0
	11/2024	CNH	1,563		$217	0	(7)
	11/2024		$179	DKK	1,197	0	0
	01/2025	BRL	21,878		$3,892	0	(80)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2024	GBP	72,733		$95,953	$0	$(1,288)
	10/2024		$1,597	CAD	2,166	5	0
	10/2024		1,072	GBP	814	17	0
	10/2024		1,728	NZD	2,761	26	0
	10/2024		310	SEK	3,139	0	(1)
	10/2024	ZAR	452		$25	0	(2)
	11/2024	NZD	1,477		933	0	(5)
	11/2024	SEK	3,134		310	1	0

CBK	10/2024	DKK	238		36	0	0
	10/2024	GBP	2,707		3,588	0	(32)
	10/2024	INR	10,547		125	0	0
	10/2024		$128	CNH	904	2	0
	10/2024	ZAR	161,710		$8,868	0	(479)
	11/2024	CNH	1,666		233	0	(6)
	11/2024		$36	DKK	238	0	0

DUB	10/2024	BRL	22,386		$4,109	0	0
	10/2024	KRW	18,331		14	0	0
	10/2024		$3,986	BRL	22,386	123	0

FAR	10/2024	BRL	106,474		$19,543	0	(1)
	10/2024		$19,273	BRL	106,474	272	0
	10/2024		60,080	EUR	53,728	0	(273)
	10/2024		2,190	NZD	3,484	23	0
	11/2024	EUR	53,728		$60,163	273	0
	11/2024	NZD	3,483		2,190	0	(24)

GLM	10/2024	BRL	30,344		5,570	0	0
	10/2024	INR	974		12	0	0
	10/2024		$5,529	BRL	30,344	41	0
	04/2025	BRL	629,000		$112,761	303	(64)

IND	10/2024	KRW	18,270		14	0	0

JPM	10/2024	CNH	1,326		185	0	(4)
	10/2024	DKK	2,503		375	2	0
	10/2024		$35	CNH	247	0	0
	10/2024		405	DKK	2,709	0	0
	11/2024	CNH	246		$35	0	0
	11/2024		$375	DKK	2,499	0	(2)
	04/2025	BRL	32,200		$5,729	0	(32)

MBC	10/2024	JPY	204,500		1,399	0	(24)
	10/2024	KRW	35,124		26	0	0
	10/2024	SEK	3,140		306	0	(3)
	10/2024		$11,050	CAD	14,846	0	(73)
	10/2024		93,954	GBP	70,270	32	(38)
	11/2024	CAD	14,834		$11,050	73	0
	11/2024	GBP	69,262		92,635	36	0

MYI	10/2024	DKK	2,365		354	0	0
	10/2024	EUR	53,728		59,879	72	0
	10/2024	KRW	17,730		13	0	0
	10/2024		$294	DKK	1,970	1	0
	11/2024		354		2,361	0	0

SCX	10/2024	INR	3,944		$47	0	0
	10/2024		$243	DKK	1,635	1	0
	11/2024	CNH	770		$106	0	(4)

TOR	10/2024	CAD	17,002		12,632	60	0

UAG	10/2024	ZAR	136,912		7,482	0	(432)
	12/2024	MXN	3,671		188	3	0

Total Forward Foreign Currency Contracts						$1,515	$(4,125)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	101,900	$96	$187

DUB	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	10/31/2024	153,400	129	0

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.750	08/01/2025	568,400	3,467	4,599

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250%	03/06/2025	97,900	$0	$155
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	147,300	0	242
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	110,100	0	183
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	166,800	0	281
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	165,000	0	282
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	10/10/2024	235,600	141	0

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	07/08/2025	675,000	810	85

Total Purchased Options							$4,643	$6,014

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	1,700	$(6)	$(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,700	(6)	(6)

BPS	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.290	10/24/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.530	10/24/2024	300	(1)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	10/03/2024	3,500	(7)	(27)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.610	10/03/2024	3,500	(6)	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	11,100	(83)	(80)

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.750	08/01/2025	568,400	(1,307)	(1,598)
	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	08/01/2025	568,400	(2,160)	(2,809)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	3,400	(11)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	3,400	(11)	(10)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	3,400	(11)	(9)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	3,400	(11)	(10)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	3,400	(11)	(13)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	3,400	(11)	(12)

GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	10,700	0	(124)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	16,200	0	(197)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	12,200	0	(148)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	18,300	0	(222)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	18,300	0	(226)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.050	10/09/2024	1,100	(4)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.450	10/09/2024	1,100	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	2,100	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	2,100	(7)	(8)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	3,100	(9)	(5)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	3,100	(9)	(9)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	1,900	(6)	(6)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	1,900	(6)	(6)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	4,300	(14)	(12)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	4,300	(14)	(15)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	900	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	900	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	1,000	(4)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	1,000	(4)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	2,800	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	1,200	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	2,800	(9)	(11)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	1,200	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	1,400	(5)	(5)

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	3,400	(10)	(4)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	3,400	(10)	(11)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.100	10/14/2024	1,200	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.390	10/14/2024	1,200	(2)	(1)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	2,700	(9)	(9)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	2,700	(9)	(8)

Total Written Options							$(3,813)	$(5,628)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.651%	$	38,000	$(1,834)	$2,129	$295	$0

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		3,000	(144)	138	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		600	(53)	49	0	(4)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		1,800	(88)	93	5	0

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.884		7,200	(352)	372	20	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		1,800	(65)	61	0	(4)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		9,200	(444)	515	71	0

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		1,100	(40)	38	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		600	(53)	49	0	(4)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.915		11,400	1,594	(376)	1,218	0

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.087		9,400	(425)	407	0	(18)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.228		10,800	(963)	892	0	(71)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.651		46,800	(2,247)	2,611	364	0

Total Swap Agreements								$(5,114)	$6,978	$1,973	$(109)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$21	$0	$295	$316	$0	$(7)	$0	$(7)	$309	$(260)	$49
BPS	128	0	0	128	(1,338)	(1)	(10)	(1,349)	(1,221)	1,238	17
BRC	49	0	5	54	(1,296)	(27)	0	(1,323)	(1,269)	1,175	(94)
CBK	2	187	91	280	(517)	(80)	(4)	(601)	(321)	343	22
DUB	123	0	0	123	0	0	0	0	123	0	123
FAR	568	4,599	0	5,167	(298)	(4,472)	0	(4,770)	397	(309)	88
GLM	344	1,143	0	1,487	(64)	(981)	0	(1,045)	442	(450)	(8)
GST	0	0	1,218	1,218	0	0	(6)	(6)	1,212	(1,380)	(168)
JPM	2	0	0	2	(38)	(26)	0	(64)	(62)	0	(62)
MBC	141	0	0	141	(138)	0	0	(138)	3	0	3
MYC	0	85	364	449	0	(15)	(89)	(104)	345	(260)	85
MYI	73	0	0	73	0	0	0	0	73	(91)	(18)
RYL	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
SCX	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
TOR	60	0	0	60	0	0	0	0	60	0	60
UAG	3	0	0	3	(432)	(17)	0	(449)	(446)	281	(165)

Total Over the Counter	$1,515	$6,014	$1,973	$9,502	$(4,125)	$(5,628)	$(109)	$(9,862)

(j)

Securities with an aggregate market value of $3,037 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,133	$4,133
Swap Agreements	0	1	0	0	2,421	2,422

	$0	$1	$0	$0	$6,554	$6,555

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,515	$0	$1,515
Purchased Options	0	0	0	0	6,014	6,014
Swap Agreements	0	1,973	0	0	0	1,973

	$0	$1,973	$0	$1,515	$6,014	$9,502

	$0	$1,974	$0	$1,515	$12,568	$16,057

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	0	0	8,961	8,961
Swap Agreements	0	0	0	0	1,365	1,365

	$0	$0	$0	$0	$10,339	$10,339

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,125	$0	$4,125
Written Options	0	0	0	0	5,628	5,628
Swap Agreements	0	109	0	0	0	109

	$0	$109	$0	$4,125	$5,628	$9,862

	$0	$109	$0	$4,125	$15,967	$20,201

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$294	$294
Futures	0	0	0	0	(2,361)	(2,361)
Swap Agreements	0	181	0	0	8,011	8,192

	$0	$181	$0	$0	$5,944	$6,125

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$998	$0	$998
Purchased Options	0	0	0	0	892	892
Written Options	0	0	0	0	1,816	1,816
Swap Agreements	0	957	0	0	0	957

	$0	$957	$0	$998	$2,708	$4,663

	$0	$1,138	$0	$998	$8,652	$10,788

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	21,934	21,934
Swap Agreements	0	(150)	0	0	(5,955)	(6,105)

	$0	$(150)	$0	$0	$15,986	$15,836

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)	September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,643)	$0	$(4,643)
Purchased Options	0	0	0	0	1,525	1,525
Written Options	0	0	0	0	(1,897)	(1,897)
Swap Agreements	0	1,937	0	0	0	1,937

	$0	$1,937	$0	$(4,643)	$(372)	$(3,078)

	$0	$1,787	$0	$(4,643)	$15,614	$12,758

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$745,652	$1,967	$747,619
Industrials	0	178,236	2,472	180,708
Utilities	0	82,358	0	82,358
Municipal Bonds & Notes
Texas	0	1,097	0	1,097
U.S. Government Agencies	0	2,424,169	0	2,424,169
U.S. Treasury Obligations	0	1,482,636	0	1,482,636
Non-Agency Mortgage-Backed Securities	0	473,187	0	473,187
Asset-Backed Securities	0	672,997	700	673,697
Sovereign Issues	0	126,942	0	126,942
Short-Term Instruments
Commercial Paper	0	113,980	0	113,980
Repurchase Agreements	0	228,200	0	228,200
Short-Term Notes	0	513	0	513

	$0	$6,529,967	$5,139	$6,535,106

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$493,740	$0	$0	$493,740

Total Investments	$493,740	$6,529,967	$5,139	$7,028,846

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(747,645)	$0	$(747,645)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	6,523	0	6,555
Over the counter	0	9,502	0	9,502

	$32	$16,025	$0	$16,057

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	(10,313)	0	(10,339)
Over the counter	0	(9,862)	0	(9,862)

	$(26)	$(20,175)	$0	$(20,201)

Total Financial Derivative Instruments	$6	$(4,150)	$0	$(4,144)

Totals	$493,746	$5,778,172	$5,139	$6,277,057

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Fund II	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.6%

CORPORATE BONDS & NOTES 6.6%

BANKING & FINANCE 5.0%

American Honda Finance Corp.
5.000% due 05/23/2025	$800	$803

Capital One Financial Corp.
2.636% due 03/03/2026 •	1,100	1,088
4.250% due 04/30/2025	500	498

Citibank NA
5.438% due 04/30/2026	900	918

GA Global Funding Trust
3.850% due 04/11/2025	1,000	994

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •	1,600	1,615

JPMorgan Chase & Co.
5.633% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	1,003
6.143% (SOFRRATE + 0.930%) due 07/22/2028 ~	600	606

Metropolitan Life Global Funding
0.950% due 07/02/2025	1,300	1,268

Morgan Stanley
2.630% due 02/18/2026 •	2,900	2,873

Morgan Stanley Bank NA
4.968% due 07/14/2028 •	300	306

Pricoa Global Funding
4.200% due 08/28/2025	900	898

Toyota Motor Credit Corp.
4.550% due 08/07/2026	300	303

Wells Fargo & Co.
5.707% due 04/22/2028 •	800	826

Wells Fargo Bank NA
5.254% due 12/11/2026	800	820

		14,819

INDUSTRIALS 1.0%

AbbVie, Inc.
4.800% due 03/15/2027	1,000	1,020

American Airlines Pass-Through Trust
3.575% due 07/15/2029	929	897

Hyundai Capital America
5.300% due 03/19/2027	1,000	1,021

		2,938

UTILITIES 0.6%

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	1,100	1,084

Southern California Edison Co.
5.350% due 03/01/2026	900	913

		1,997

Total Corporate Bonds & Notes (Cost $19,860)		19,754

U.S. GOVERNMENT AGENCIES 37.9%

Fannie Mae
0.855% due 01/25/2040 •(a)	570	61
2.000% due 06/25/2042	977	921
2.080% due 10/01/2026	200	192
2.500% due 11/01/2027 - 06/01/2028	359	350
3.000% due 04/01/2027 - 06/01/2028	74	72
3.150% due 03/01/2026	600	591
3.590% due 12/01/2025	600	594
4.000% due 01/25/2033	2	2
4.430% due 08/01/2028	500	507
4.492% due 09/01/2028 •	4	4
4.500% due 01/01/2036	128	127
4.767% due 12/25/2042 ~	27	27
5.758% due 01/01/2035 •	15	16
5.845% due 10/25/2030 •	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.953% due 07/01/2035 •	$3	$3
6.151% due 01/25/2051 •	454	461
6.363% due 07/01/2042 •	25	25
6.412% due 09/01/2041 •	62	63
6.563% due 08/01/2030 •	25	25
6.897% due 06/01/2035 •	49	50
6.902% due 05/01/2038 •	89	92
6.986% due 11/01/2034 •	57	59

Freddie Mac
0.000% due 05/15/2037 (b)(c)	48	44
0.650% due 10/22/2025 - 10/27/2025	10,600	10,235
0.680% due 08/06/2025	8,300	8,065
0.800% due 10/28/2026	2,600	2,448
0.950% due 08/15/2044 •	215	229
0.993% due 04/15/2037 •(a)	521	59
2.920% due 01/25/2026	250	247
3.000% due 01/01/2027 - 05/01/2029	58	57
3.250% due 10/25/2033	567	562
3.590% due 01/25/2025 ~	1,016	1,010
4.000% due 08/01/2048	962	939
5.500% due 01/25/2047	406	407
5.816% due 07/15/2044 •	238	241
5.866% due 12/15/2042 •	294	291
6.007% due 07/15/2041 •	281	280
6.177% due 05/15/2037 •	113	114
6.250% due 08/25/2054 •	741	746
6.251% due 12/15/2050 •	367	368
6.323% due 02/25/2045 •	181	173
6.500% due 07/25/2043	250	262
7.456% due 07/01/2035 •	9	10

Ginnie Mae
3.000% due 03/20/2030 - 06/20/2030	161	158
3.625% (H15T1Y + 1.500%) due 07/20/2025 ~•	1	1
3.625% due 07/20/2030 •	11	11
3.750% (H15T1Y + 1.500%) due 10/20/2025 ~•	7	7
4.500% due 08/20/2048	904	905
4.875% due 04/20/2027 - 05/20/2027 •	11	11
5.906% due 06/20/2065 •	80	80
5.967% due 07/20/2067 •	414	413
5.995% due 02/20/2074 •	462	460
6.067% due 03/20/2065 •	780	779
6.097% due 03/20/2065 •	644	644
6.111% due 09/20/2067 •	1,130	1,147
6.237% due 10/20/2066 •	453	454
6.267% due 05/20/2066 - 07/20/2066 •	433	434
6.317% due 04/20/2066 •	550	551
6.367% due 04/20/2066 - 09/20/2069 •	1,032	1,036
6.505% due 11/20/2072 •	496	505
6.515% due 11/20/2072 •	604	616
6.717% due 08/20/2070 •	1,125	1,150

Uniform Mortgage-Backed Security
2.500% due 05/01/2028 - 12/01/2032	836	809
3.000% due 12/01/2026 - 04/01/2052	15,144	13,716
3.500% due 05/01/2032 - 11/01/2047	5,476	5,187
4.000% due 08/01/2048 - 08/01/2052	8,632	8,303
4.500% due 11/01/2024 - 05/01/2034	847	853
5.000% due 06/01/2053 - 08/01/2053	4,084	4,086

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2054	900	777
5.000% due 11/01/2054	16,000	15,993
5.500% due 11/01/2054	2,000	2,023
6.000% due 11/01/2054	20,100	20,544

Total U.S. Government Agencies (Cost $114,648)		112,688

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 27.2%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025	$365	$359
0.125% due 10/15/2025	242	238
0.250% due 01/15/2025	15,139	14,953
0.375% due 07/15/2025	1,326	1,307
0.625% due 07/15/2032	2,382	2,231
1.125% due 01/15/2033	2,217	2,141
2.375% due 01/15/2025	501	497

U.S. Treasury Notes
3.625% due 05/15/2026	40,200	40,141
3.875% due 04/30/2025	5,100	5,087
3.875% due 01/15/2026	7,400	7,405
4.125% due 01/31/2025	4,800	4,792
4.875% due 04/30/2026	1,900	1,933

Total U.S. Treasury Obligations (Cost $80,894)		81,084

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%

280 Park Avenue Mortgage Trust
6.298% due 09/15/2034 •	900	879

Atrium Hotel Portfolio Trust
6.324% due 12/15/2036 •	793	774

BAMLL Commercial Mortgage Securities Trust
6.261% due 09/15/2038 •	900	863

Banc of America Funding Trust
5.591% due 05/25/2035 ~	105	98

Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,589
6.394% due 07/15/2037 •	900	892

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	2	1
5.261% due 02/25/2036 ~	3	2
5.688% due 01/25/2034 ~	19	18

Bear Stearns ALT-A Trust
5.454% due 05/25/2035 ~	72	69

Beneria Cowen & Pritzer Collateral Funding Corp.
6.010% due 06/15/2038 •	900	837

BX Trust
5.846% due 04/15/2039 •	400	394

Citigroup Mortgage Loan Trust
6.940% due 09/25/2035 •	7	7
7.560% due 09/25/2035 •	12	12

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •	860	849

Commercial Mortgage Trust
6.144% due 06/15/2034 •	900	850
6.511% due 12/15/2038 •	740	707

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~	25	24
5.066% due 02/20/2035 ~	5	5
7.940% due 02/20/2036 •	158	145

Credit Suisse First Boston Mortgage Securities Corp.
6.059% due 03/25/2032 ~	11	10

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.611% due 07/15/2038 •	100	91

CRSNT Commercial Mortgage Trust
6.034% due 04/15/2036 •	1,300	1,265

DROP Mortgage Trust
6.361% due 10/15/2043 •	1,100	1,043

Extended Stay America Trust
6.291% due 07/15/2038 •	802	802

Fannie Mae
5.866% due 03/25/2049 •	519	513

Ginnie Mae
6.145% due 04/20/2072 •	500	497
6.245% due 01/20/2073 •	498	490
6.245% due 08/20/2073 •	1,105	1,112
6.345% due 05/20/2073 •	986	998
6.445% due 05/20/2073 •	1,078	1,098
6.495% due 05/20/2073 •	776	789
6.845% due 08/20/2071 •	493	504

GS Mortgage Securities Trust
3.206% due 02/10/2048	40	40

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	$791	$669
3.000% due 09/25/2052 ~	876	768

GSR Mortgage Loan Trust
5.096% due 06/25/2034 ~	134	131
5.202% due 09/25/2035 ~	92	88

Hawaii Hotel Trust
6.544% due 05/15/2038 •	1,300	1,298

Impac CMB Trust
5.669% due 02/25/2036 •	297	282

JP Morgan Chase Commercial Mortgage Securities Trust
6.561% due 12/15/2036 •	900	680

JP Morgan Mortgage Trust
6.989% due 04/25/2035 ~	17	18

MASTR Adjustable Rate Mortgages Trust
6.435% due 11/21/2034 ~	147	140

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.071% due 08/15/2032 •	225	215

Merrill Lynch Mortgage Investors Trust
5.517% due 02/25/2035 ~	47	44

Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	1,443	1,437

New Orleans Hotel Trust
6.133% due 04/15/2032 •	900	886

OBX Trust
3.000% due 01/25/2052 ~	747	655
5.000% due 10/25/2051 •	819	765

One Market Plaza Trust
3.614% due 02/10/2032	1,315	1,201

Prime Mortgage Trust
5.369% due 02/25/2034 •	6	5

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •	1,900	1,814

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	19	18
5.229% due 03/25/2037 •	101	37
5.579% due 07/19/2035 •	25	24
5.739% due 09/19/2032 •	8	7
5.839% due 05/19/2035 •	261	255

UWM Mortgage Trust
5.000% due 12/25/2051 •	827	775

Waikiki Beach Hotel Trust
6.444% due 12/15/2033 •	1,250	1,239

WaMu Mortgage Pass-Through Certificates Trust
5.509% due 07/25/2045 •	24	23
5.509% due 12/25/2045 •	25	25
5.549% due 10/25/2045 •	16	16
6.193% due 01/25/2046 •	124	117
6.523% due 06/25/2042 •	6	6

Wells Fargo Mortgage-Backed Securities Trust
3.925% due 11/25/2048 ~	540	524

Total Non-Agency Mortgage-Backed Securities (Cost $33,499)		32,429

ASSET-BACKED SECURITIES 7.7%

Asset-Backed Securities Corp. Home Equity Loan Trust
6.861% due 03/15/2032 •	29	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Auto Trust
5.830% due 05/15/2026	$175	$175

BDS Ltd.
6.765% due 03/19/2039 •	1,608	1,612

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	1,000	1,006

CarMax Auto Owner Trust
3.490% due 02/16/2027	406	403
5.650% due 05/17/2027	500	503

Carvana Auto Receivables Trust
5.420% due 04/10/2028	1,000	1,008

Chase Auto Owner Trust
5.480% due 04/26/2027	650	652

Chesapeake Funding LLC
5.520% due 05/15/2036	726	735
6.112% due 05/15/2036 •	726	724

Citibank Credit Card Issuance Trust
5.842% due 08/07/2027 •	900	903

Credit-Based Asset Servicing & Securitization Trust
5.089% due 11/25/2036 •	11	5

Enterprise Fleet Financing LLC
3.030% due 01/20/2028	105	104
4.380% due 07/20/2029	852	851
5.760% due 10/22/2029	337	340

FCCU Auto Receivables Trust
5.760% due 11/15/2027	700	705

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	500	510

Fremont Home Loan Trust
5.029% due 01/25/2037 •	6	3

FS Rialto Issuer LLC
7.243% due 01/19/2039 •	792	795

GM Financial Consumer Automobile Receivables Trust
5.732% due 03/16/2027 •	800	801

GSAMP Trust
5.039% due 12/25/2036 •	42	21

Hertz Vehicle Financing LLC
3.730% due 09/25/2026	900	892

HSI Asset Loan Obligation Trust
4.487% due 12/25/2036 •	71	21

LAD Auto Receivables Trust
5.210% due 06/15/2027	268	268

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	584	587

MF1 LLC
7.115% due 06/19/2037 •	892	894

Mosaic Solar Loan Trust
2.640% due 01/20/2053	659	580

Navient Private Education Loan Trust
6.661% due 07/16/2040 •	423	424

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031	476	481

Ready Capital Mortgage Financing LLC
6.169% due 11/25/2036 •	397	396

Santander Drive Auto Receivables Trust
5.410% due 07/15/2027	1,000	1,002

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •	80	18

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027	950	955

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
3.940% due 02/16/2055	$551	$537
5.670% due 11/15/2052	620	640
6.792% due 02/16/2055 •	551	554

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	9	9

Stonepeak ABS
2.301% due 02/28/2033	447	426

Synchrony Card Funding LLC
5.740% due 10/15/2029	1,000	1,030

Towd Point HE Trust
0.918% due 02/25/2063 ~	147	143

VMC Finance LLC
7.241% due 02/18/2039 •	1,209	1,204

Total Asset-Backed Securities (Cost $23,057)		22,947

SHORT-TERM INSTRUMENTS 15.3%

COMMERCIAL PAPER 0.5%

L3Harris Technologies, Inc.
5.000% due 10/22/2024	1,450	1,446

REPURCHASE AGREEMENTS (e) 14.8%
		44,000

SHORT-TERM NOTES 0.0%

SBNA Auto Lease Trust
5.584% due 05/20/2025	26	26

Total Short-Term Instruments (Cost $45,473)		45,472

Total Investments in Securities (Cost $317,431)		314,374

	SHARES
INVESTMENTS IN AFFILIATES 13.4%

SHORT-TERM INSTRUMENTS 13.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.4%

PIMCO Short Asset Portfolio	2,976,877	29,061

PIMCO Short-Term Floating NAV Portfolio III	1,128,400	10,987

Total Short-Term Instruments (Cost $39,992)		40,048

Total Investments in Affiliates (Cost $39,992)		40,048

Total Investments 119.0% (Cost $357,423)		$354,422

Financial Derivative Instruments (f)(g) (0.1)% (Cost or Premiums, net $355)		(225)

Other Assets and Liabilities, net (18.9)%		(56,432)

Net Assets 100.0%		$297,765

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.930%	10/01/2024	10/02/2024	$20,900	U.S. Treasury Notes 4.875% due 11/30/2025	$(21,645)	$20,900	$20,900
	4.960	09/30/2024	10/01/2024	23,100	U.S. Treasury Notes 1.250% due 12/31/2026	(23,599)	23,100	23,103

Total Repurchase Agreements						$(45,244)	$44,000	$44,003

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.5)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2054	$15,100	$(13,706)	$(13,570)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2054	5,200	(4,813)	(4,847)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2054	3,900	(3,757)	(3,749)

Total Short Sales (7.5)%				$(22,276)	$(22,166)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$44,003	$0	$0	$44,003	$(45,244)	$(1,241)

Total Borrowings and Other Financing Transactions	$44,003	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	2	$	2	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	2		2	(1)	0

Total Written Options						$(2)	$0

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	1,028	$214,073	$410	$0	$(352)
U.S. Treasury 5-Year Note December Futures	12/2024	201	22,086	30	0	(74)

				$440	$0	$(426)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2024	173	$(19,771)	$(31)	$79	$0
U.S. Treasury 10-Year Ultra December Futures	12/2024	216	(25,552)	14	111	0

				$(17)	$190	$0

Total Futures Contracts				$423	$190	$(426)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.088%	Annual	11/07/2024	$	4,300	$(9)	$(92)	$(101)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		3,700	(8)	(51)	(59)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		3,400	(29)	(45)	(74)	0	(2)
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025		6,600	81	(3)	78	0	(7)
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025		3,700	40	(2)	38	0	(4)
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026		19,000	355	(5)	350	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		6,100	(187)	(58)	(245)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		600	10	(6)	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		4,200	(76)	23	(53)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		1,700	47	(16)	31	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		400	4	(5)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		900	4	(12)	(8)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		400	5	(4)	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		400	12	(1)	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		2,600	(46)	28	(18)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		500	(10)	5	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	(7)	3	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		300	(7)	3	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,200	(28)	12	(16)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	(12)	5	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	(28)	11	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		800	(21)	8	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		400	(11)	4	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		4,380	408	116	524	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		100	(5)	1	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	(4)	0	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	(4)	0	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		400	(11)	1	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		400	(13)	1	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		200	(3)	0	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(4)	0	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		300	(7)	0	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		100	(2)	0	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	(2)	0	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		500	(11)	0	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		200	(5)	1	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		300	(7)	0	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		500	(13)	0	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	(2)	1	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	1	0	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	2	0	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	1	0	1	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.095	Annual	02/18/2035		1,300	(88)	(1)	(89)	4	0

Total Swap Agreements							$309	$(77)	$232	$62	$(57)

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$190	$62	$252	$0	$(426)	$(57)	$(483)

Cash of $2,047 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750%	10/31/2024	7,400	$6	$0

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.750	08/01/2025	30,800	188	249

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	10/10/2024	13,200	8	0

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	07/08/2025	37,900	45	5

Total Purchased Options							$247	$254

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.750	08/01/2025	30,800	(71)	(87)
	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	08/01/2025	30,800	(117)	(152)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	200	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	200	(1)	(1)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	100	0	0

Total Written Options							$(199)	$(248)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
FAR	$0	$249	$0	$249	$0	$(243)	$0	$(243)	$6	$0	$6
GLM	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
JPM	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYC	0	5	0	5	0	(1)	0	(1)	4	0	4

Total Over the Counter	$0	$254	$0	$254	$0	$(248)	$0	$(248)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$190	$190
Swap Agreements	0	0	0	0	62	62

	$0	$0	$0	$0	$252	$252

Over the counter
Purchased Options	$0	$0	$0	$0	$254	$254

	$0	$0	$0	$0	$506	$506

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$426	$426
Swap Agreements	0	0	0	0	57	57

	$0	$0	$0	$0	$483	$483

Over the counter
Written Options	$0	$0	$0	$0	$248	$248

	$0	$0	$0	$0	$731	$731

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	331	331
Swap Agreements	0	0	0	0	(318)	(318)

	$0	$0	$0	$0	$29	$29

Over the counter
Purchased Options	$0	$0	$0	$0	$10	$10
Written Options	0	0	0	0	107	107

	$0	$0	$0	$0	$117	$117

	$0	$0	$0	$0	$146	$146

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$896	$896
Swap Agreements	0	0	0	0	220	220

	$0	$0	$0	$0	$1,116	$1,116

Over the counter
Purchased Options	$0	$0	$0	$0	$15	$15
Written Options	0	0	0	0	(40)	(40)

	$0	$0	$0	$0	$(25)	$(25)

	$0	$0	$0	$0	$1,091	$1,091

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$14,819	$0	$14,819
Industrials	0	2,938	0	2,938
Utilities	0	1,997	0	1,997
U.S. Government Agencies	0	112,688	0	112,688
U.S. Treasury Obligations	0	81,084	0	81,084
Non-Agency Mortgage-Backed Securities	0	32,429	0	32,429
Asset-Backed Securities	0	22,947	0	22,947
Short-Term Instruments
Commercial Paper	0	1,446	0	1,446
Repurchase Agreements	0	44,000	0	44,000
Short-Term Notes	0	26	0	26

	$0	$314,374	$0	$314,374

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,048	$0	$0	$40,048

Total Investments	$40,048	$314,374	$0	$354,422

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(22,166)	$0	$(22,166)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	252	0	252
Over the counter	0	254	0	254

	$0	$506	$0	$506

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(483)	0	(483)
Over the counter	0	(248)	0	(248)

	$0	$(731)	$0	$(731)

Total Financial Derivative Instruments	$0	$(225)	$0	$(225)

Totals	$40,048	$291,983	$0	$332,031

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO Low Duration ESG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5%

CORPORATE BONDS & NOTES 20.1%

BANKING & FINANCE 16.3%

American Express Co.
5.645% due 04/23/2027 •		$1,000	$1,019

American Honda Finance Corp.
5.938% due 01/10/2025 •		800	801

Asian Development Bank
6.000% due 02/05/2026	BRL	11,000	1,894
6.550% due 01/26/2025	ZAR	32,000	1,840

Athene Global Funding
4.542% due 02/23/2027 ~	EUR	600	670

Bank of America Corp.
1.530% due 12/06/2025 •		$1,200	1,192

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		3,000	3,041

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		400	410

Barclays PLC
2.852% due 05/07/2026 •		900	888
7.325% due 11/02/2026 •		800	821

BPCE SA
5.975% due 01/18/2027 •		400	406
6.612% due 10/19/2027 •		800	831

Citibank NA
4.929% due 08/06/2026		500	508
5.438% due 04/30/2026		1,100	1,122

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,318
5.620% (SOFRINDX + 0.620%) due 08/28/2026 ~		500	501

CTP NV
0.625% due 09/27/2026	EUR	1,100	1,168

Deutsche Bank AG
4.999% due 09/11/2030 •		$600	603

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	2,000	2,180

Equinix, Inc.
1.000% due 09/15/2025		$1,500	1,449

Equitable Financial Life Global Funding
1.300% due 07/12/2026		1,700	1,618

Goldman Sachs Bank USA
5.787% (SOFRRATE + 0.750%) due 05/21/2027 ~		800	799

Hana Bank
5.375% due 04/23/2027		1,500	1,546

HAT Holdings LLC
3.375% due 06/15/2026		850	824

ING Groep NV
1.400% due 07/01/2026 •		3,100	3,023

International Bank for Reconstruction & Development
5.310% due 02/05/2026	ZAR	26,000	1,457

Intesa Sanpaolo SpA
0.750% due 12/04/2024	EUR	2,000	2,216

JPMorgan Chase & Co.
5.571% due 04/22/2028 •		$500	516
6.070% due 10/22/2027 •		1,000	1,037

Metropolitan Life Global Funding
0.950% due 07/02/2025		2,000	1,950

Morgan Stanley
6.138% due 10/16/2026 •		1,600	1,625
6.276% (SOFRRATE + 1.020%) due 04/13/2028 ~		800	804

Norinchukin Bank
1.284% due 09/22/2026		2,200	2,064
5.430% due 03/09/2028		600	614

OneMain Finance Corp.
3.500% due 01/15/2027		800	765

Pacific Life Global Funding
1.375% due 04/14/2026		1,900	1,821

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		1,200	1,226

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026	$1,200	$1,217

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028	400	416

Toronto-Dominion Bank
5.264% due 12/11/2026	1,200	1,230

Toyota Motor Credit Corp.
4.550% due 08/07/2026	200	202

UBS Group AG
5.711% due 01/12/2027 •	1,300	1,318

		51,950

INDUSTRIALS 1.4%

Denso Corp.
4.420% due 09/11/2029	500	506

Hyundai Capital America
5.800% due 06/26/2025	600	605

JSW Hydro Energy Ltd.
4.125% due 05/18/2031	836	764

Weir Group PLC
2.200% due 05/13/2026	2,500	2,406

		4,281

UTILITIES 2.4%

AES Corp.
5.450% due 06/01/2028	1,000	1,030

Avangrid, Inc.
3.150% due 12/01/2024	3,400	3,387

Electricite de France SA
3.625% due 10/13/2025	500	495

Enel Finance International NV
1.625% due 07/12/2026	1,500	1,428

NBN Co. Ltd.
4.000% due 10/01/2027 (b)	300	299

Southern Power Co.
0.900% due 01/15/2026	1,000	957

		7,596

Total Corporate Bonds & Notes (Cost $65,119)		63,827

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.3%

California Health Facilities Financing Authority Revenue Bonds, Series 2020
1.168% due 06/01/2026	1,000	954

NEW YORK 0.4%

New York City Housing Development Corp. Revenue Bonds, Series 2021
0.517% due 11/01/2024	100	100
0.823% due 05/01/2025	225	220
0.923% due 11/01/2025	250	241
1.023% due 05/01/2026	650	619
1.123% due 11/01/2026	250	235

		1,415

Total Municipal Bonds & Notes (Cost $2,475)		2,369

U.S. GOVERNMENT AGENCIES 37.2%

Fannie Mae
0.700% due 07/30/2025	8,200	7,974
1.000% due 01/25/2043	4	3
3.500% due 02/25/2043 (a)	173	8
4.560% due 08/01/2029 •	2	2
4.767% due 12/25/2042 ~	2	2
5.000% due 01/25/2040 - 07/25/2040	83	85
5.745% due 09/25/2042 •	23	23
5.750% due 10/25/2035	3	3
5.940% due 02/01/2031 •	1	1
5.953% due 07/01/2035 •	0	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.363% due 07/01/2042 •	$5	$5
6.412% due 09/01/2041 •	11	11
6.422% due 11/01/2034 •	2	2
6.731% due 11/01/2035 •	4	4
6.895% due 11/01/2035 •	2	2
7.315% due 05/01/2035 •	1	1
7.537% due 08/01/2035 •	16	16

Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	8,200	7,917
0.680% due 08/06/2025	8,200	7,968
0.800% due 10/28/2026	1,700	1,601
0.826% due 02/25/2031	2,717	2,405
0.950% due 08/15/2044 •	101	108
1.246% due 09/25/2030 ~(a)	13,799	732
2.875% due 04/25/2026	1,900	1,867
2.939% due 04/25/2029	1,900	1,817
3.000% due 01/01/2027	15	15
3.590% due 01/25/2025 ~	1,219	1,213
4.000% due 06/01/2048	371	364
5.000% due 10/01/2033	2	2
5.866% due 12/15/2042 •	339	336
6.167% due 10/15/2037 •	20	20
6.323% due 02/25/2045 •	11	10
6.500% due 07/25/2043	31	32
7.327% due 08/01/2035 •	5	5
7.414% due 06/01/2035 •	9	9
7.456% due 07/01/2035 •	2	2

Ginnie Mae
3.500% due 05/20/2049 - 08/20/2049	1,550	1,471
4.000% due 06/20/2048	582	564
4.625% due 02/20/2032 •	3	3
4.875% due 06/20/2027 •	2	2
5.000% due 05/20/2030 •	3	4
5.615% due 10/20/2043 •	249	239
5.896% due 04/20/2065 •	32	32
5.906% due 06/20/2065 •	40	40
5.927% due 02/20/2067 •	134	133
5.967% due 07/20/2067 •	195	195
6.047% due 05/20/2066 •	12	13
6.067% due 04/20/2065 •	280	279
6.097% due 03/20/2065 •	616	616
6.117% due 11/20/2065 •	30	30
6.187% due 02/20/2066 •	29	29
6.237% due 10/20/2066 •	348	349
6.305% due 08/20/2073 •	718	725
6.505% due 11/20/2072 •	3,673	3,740
6.515% due 11/20/2072 •	4,196	4,278
6.723% due 06/20/2067 •	582	591

Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,611	1,405
3.000% due 12/01/2026 - 04/01/2052	13,883	12,597
4.000% due 08/01/2047 - 10/01/2053	6,178	5,944
4.500% due 07/01/2053 - 10/01/2053	15,911	15,655
5.000% due 04/01/2053 - 11/01/2053	28,155	28,163
5.500% due 01/01/2025 - 08/01/2053	825	835

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054	4,100	3,941
5.500% due 11/01/2054	1,800	1,821

Total U.S. Government Agencies (Cost $118,626)		118,260

U.S. TREASURY OBLIGATIONS 19.6%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2025	365	359
0.125% due 10/15/2025	606	594
0.250% due 01/15/2025	15,935	15,740
0.375% due 07/15/2025	1,724	1,700
0.625% due 07/15/2032	2,273	2,129
1.125% due 01/15/2033	2,112	2,039
2.375% due 01/15/2025	501	497

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
3.625% due 05/15/2026		$37,300	$37,245
4.125% due 01/31/2025		14	14
4.875% due 04/30/2026		2,000	2,035

Total U.S. Treasury Obligations (Cost $62,161)			62,352

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%

Banc of America Funding Trust
5.591% due 05/25/2035 ~		47	43

Banc of America Mortgage Trust
5.608% due 03/25/2033 ~		54	51
6.643% due 08/25/2034 ~		12	12

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		2,200	2,141

Bear Stearns Adjustable Rate Mortgage Trust
5.688% due 01/25/2034 ~		3	3

Bear Stearns ALT-A Trust
5.240% due 09/25/2035 ~		6	4
5.454% due 05/25/2035 ~		13	12

Beast Mortgage Trust
6.261% due 03/15/2036 •		1,500	1,296

Beneria Cowen & Pritzer Collateral Funding Corp.
6.010% due 06/15/2038 •		2,200	2,045

BSREP Commercial Mortgage Trust
6.161% due 08/15/2038 •		3,507	3,251

BX Trust
5.846% due 04/15/2039 •		601	591

Citigroup Mortgage Loan Trust
5.039% due 01/25/2037 •		20	18
7.230% due 10/25/2035 •		2	2
7.410% due 05/25/2035 •		1	1

Countrywide Home Loan Mortgage Pass-Through Trust
4.733% due 11/25/2034 ~		10	9
5.066% due 02/20/2035 ~		2	2
7.940% due 02/20/2036 •		25	23

DROP Mortgage Trust
6.361% due 10/15/2043 •		2,200	2,087

Eurosail PLC
6.049% due 06/13/2045 ~	GBP	423	565

Extended Stay America Trust
6.291% due 07/15/2038 •		$3,386	3,384

First Horizon Alternative Mortgage Securities Trust
6.440% due 01/25/2035 ~		50	49

GCT Commercial Mortgage Trust
6.011% due 02/15/2038 •		1,700	1,531

Gemgarto PLC
5.570% due 12/16/2067 •	GBP	426	569

GMAC Mortgage Corp. Loan Trust
3.658% due 11/19/2035 ~		$4	3

Great Hall Mortgages PLC
5.305% due 06/18/2039 •		10	10

GSR Mortgage Loan Trust
4.579% due 11/25/2035 ~		15	13
5.096% due 06/25/2034 ~		5	5
5.202% due 09/25/2035 ~		14	13

JP Morgan Chase Commercial Mortgage Securities Trust
6.221% due 06/15/2038 •		2,200	2,171
6.261% due 04/15/2038 •		2,268	2,264

JP Morgan Mortgage Trust
5.750% due 01/25/2036		21	9

Morgan Stanley Capital Trust
6.380% due 12/15/2038 •		1,100	1,052

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

One New York Plaza Trust
6.161% due 01/15/2036 •	$2,200	$2,104

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.529% due 12/25/2035 •	19	19

Prime Mortgage Trust
5.369% due 02/25/2034 •	1	1

SFO Commercial Mortgage Trust
6.361% due 05/15/2038 •	2,200	2,100

Starwood Mortgage Trust
6.069% due 11/15/2036 •	1,840	1,826
6.311% due 04/15/2034 •	998	990

Structured Adjustable Rate Mortgage Loan Trust
6.523% due 01/25/2035 •	21	19
7.251% due 02/25/2034 ~	8	8

Structured Asset Mortgage Investments Trust
5.229% due 03/25/2037 •	37	14
5.529% due 02/25/2036 •	7	6
5.579% due 07/19/2035 •	3	3

SUMIT Mortgage Trust
2.789% due 02/12/2041	1,800	1,456
2.850% due 02/12/2041	300	235

VASA Trust
6.111% due 07/15/2039 •	2,900	2,689

WaMu Mortgage Pass-Through Certificates Trust
5.509% due 12/25/2045 •	4	4
5.549% due 10/25/2045 •	27	27
5.709% due 11/25/2034 •	18	17
6.523% due 06/25/2042 •	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $36,721)		34,750

ASSET-BACKED SECURITIES 9.4%

37 Capital CLO 1 Ltd.
6.320% due 10/15/2034 •	1,000	1,000
6.591% due 07/15/2034 •	1,500	1,502

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.079% due 03/25/2035 •	962	950

Arbor Realty Commercial Real Estate Notes Ltd.
6.561% due 11/15/2036 •	1,405	1,407

BMW Vehicle Lease Trust
5.680% due 07/27/2026 •	426	426
5.950% due 08/25/2025	267	268

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	1,500	1,510

College Avenue Student Loans LLC
6.169% due 12/26/2047 •	1,777	1,767

Countrywide Asset-Backed Certificates Trust
5.709% due 12/25/2034 •	809	794

Enterprise Fleet Financing LLC
5.760% due 10/22/2029	449	453

FHF Issuer Trust
5.690% due 02/15/2030	785	796

FHF Trust
4.430% due 01/18/2028	564	562
6.570% due 06/15/2028	564	573

GE-WMC Mortgage Securities Trust
5.049% due 08/25/2036 •	2	1

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048	1,684	1,366

Hertz Vehicle Financing LLC
5.490% due 06/25/2027	1,000	1,011
5.570% due 09/25/2029	1,000	1,025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		$788	$630

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		5	5

Master Credit Card Trust
6.191% due 01/21/2027 •		1,000	1,003

MF1 Ltd.
6.209% due 10/16/2036 •		1,381	1,376

Morgan Stanley ABS Capital, Inc. Trust
5.069% due 07/25/2036 •		8	3

Mosaic Solar Loan Trust
2.640% due 01/20/2053		1,610	1,417

Northwoods Capital Ltd.
6.363% due 11/13/2031 •		746	747

NovaStar Mortgage Funding Trust
5.289% due 05/25/2036 •		70	69

Ocean Trails Clo
0.000% due 10/15/2034 •(b)		1,000	1,000
6.440% due 07/15/2034 •		1,500	1,501

Regatta Funding Ltd.
6.311% due 01/15/2033 •		1,000	1,000

Securitized Asset-Backed Receivables LLC Trust
5.089% due 12/25/2036 •		40	9

Service Experts Issuer
2.670% due 02/02/2032		639	620

Structured Asset Investment Loan Trust
5.674% due 03/25/2034 •		39	40

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		2,084	1,859
5.400% due 04/30/2058		486	478

Sunrun Demeter Issuer
2.270% due 01/30/2057		2,656	2,306

Tesla Auto Lease Trust
5.860% due 08/20/2025		604	605

Total Asset-Backed Securities (Cost $30,999)			30,079

SOVEREIGN ISSUES 0.7%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		1,000	1,051

Development Bank of Japan, Inc.
0.875% due 10/10/2025	EUR	680	743

Korea Housing Finance Corp.
4.875% due 08/27/2027		$400	409

Total Sovereign Issues (Cost $2,207)			2,203

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS (d) 1.9%
			5,900

Total Short-Term Instruments (Cost $5,900)			5,900

Total Investments in Securities (Cost $324,208)			319,740

Total Investments 100.5% (Cost $324,208)			$319,740

Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $1,127)			(354)

Other Assets and Liabilities, net (0.4)%			(1,319)

Net Assets 100.0%			$318,067

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	4.960%	09/30/2024	10/01/2024	$5,900	U.S. Treasury Notes 1.250% due 12/31/2026	$(6,028)	$5,900	$5,901

Total Repurchase Agreements						$(6,028)	$5,900	$5,901

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	2.500%	11/01/2054	$600	$(524)	$(518)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2054	14,200	(12,889)	(12,762)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2054	700	(701)	(700)

Total Short Sales (4.4)%				$(14,114)	$(13,980)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$5,901	$0	$0	$5,901	$(6,028)	$(127)

Total Borrowings and Other Financing Transactions	$5,901	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(291) at a weighted average interest rate of 5.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - EUREX Euro-Bobl November 2024 Futures	EUR	118.750	10/25/2024	1	$	1	$(1)	$0
Call - EUREX Euro-Bobl November 2024 Futures		120.250	10/25/2024	1		1	0	(1)

							$(1)	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$	112.000	10/25/2024	2	$	2	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures		117.000	10/25/2024	2		2	(1)	0

							$(2)	$0

Total Written Options							$(3)	$(1)

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	1,098	$228,650	$489	$0	$(412)
U.S. Treasury 5-Year Note December Futures	12/2024	165	18,131	44	0	(61)

				$533	$0	$(473)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Japan Government 10-Year Bond December Futures	12/2024	1	$(1,006)	$(2)	$4	$(2)
U.S. Treasury 10-Year Note December Futures	12/2024	330	(37,713)	(60)	149	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	267	(31,585)	18	138	0

				$(44)	$291	$(2)

Total Futures Contracts				$489	$291	$(475)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	10,800	$169	$65	$234	$0	$(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	10,000	1	(2)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		280,000	7	334	341	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	$	7,700	(60)	(109)	(169)	0	(4)
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025		6,500	11	66	77	0	(7)
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025		4,600	(1)	48	47	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		34,300	234	(235)	(1)	39	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026		18,600	110	233	343	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		7,100	(27)	(259)	(286)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		800	(2)	8	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		4,900	0	(62)	(62)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		1,700	(4)	35	31	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		800	(2)	18	16	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,700	8	(104)	(96)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		1,500	(5)	(8)	(13)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		500	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		500	(2)	16	14	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,500	0	(11)	(11)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		300	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		200	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		800	0	(11)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		300	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		800	0	(12)	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		400	0	(7)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		7,140	737	118	855	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		400	(1)	(16)	(17)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		200	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		300	(1)	(10)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		400	(2)	(10)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		300	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		400	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		200	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		400	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		400	(2)	(8)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	(1)	(1)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.408%	Annual	09/05/2034	$	100	$0	$(1)	$(1)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	2	1	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.095	Annual	02/18/2035		1,200	0	(82)	(82)	3	0
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(5)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		300	(1)	(8)	(9)	0	(2)
Receive(1)	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	0	(1)	0	(1)
Pay(1)	CAONREPO	3.500	Annual	12/18/2025	CAD	45,700	(70)	283	213	19	0

Total Swap Agreements							$1,083	$201	$1,284	$131	$(78)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$291	$131	$422	$(1)	$(475)	$(78)	$(554)

Cash of $2,890 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2024	BRL	10,940		$1,946	$0	$(62)
	10/2024	NZD	775		482	0	(10)
	10/2024		$1,967	BRL	10,940	41	0
	01/2025	BRL	11,057		$1,967	0	(41)

BRC	10/2024	GBP	905		1,194	0	(16)
	10/2024		$146	NZD	231	1	0
	11/2024	NZD	231		$146	0	(1)

CBK	10/2024	IDR	1,735,578		112	0	(2)
	10/2024	ZAR	28,973		1,589	0	(86)

DUB	02/2025		$5	MXN	100	0	0

FAR	10/2024	BRL	1,244		$225	0	(3)
	10/2024		$228	BRL	1,244	0	0
	10/2024		7,047	EUR	6,302	0	(32)
	10/2024		342	NZD	544	4	0
	11/2024	EUR	6,302		$7,057	32	0
	11/2024	NZD	544		342	0	(4)

JPM	10/2024	CNH	191		27	0	(1)

MBC	10/2024		$809	CAD	1,094	0	(1)
	10/2024		1,210	GBP	905	0	0
	11/2024	CAD	1,093		$809	1	0
	11/2024	GBP	905		1,210	0	0

MYI	10/2024	EUR	6,302		7,024	8	0

NGF	10/2024	ZAR	81		4	0	0

SCX	10/2024	CAD	1,094		812	3	0

UAG	10/2024	ZAR	24,530		1,341	0	(77)

Total Forward Foreign Currency Contracts						$90	$(336)

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	5,700	$5	$10

DUB	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.750	10/31/2024	9,100	8	0

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.750	08/01/2025	32,200	196	261

GLM	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/06/2025	5,400	0	9
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/10/2025	8,200	0	13
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/11/2025	6,100	0	10
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/12/2025	9,100	0	15
	Call - OTC 1-Year Interest Rate Swap	GBP-SONIO	Pay	3.250	03/13/2025	9,100	0	16
	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	10/10/2024	12,900	8	0

MYC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.000	07/08/2025	37,100	45	5

Total Purchased Options							$262	$339

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995%	10/15/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0

CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	600	(5)	(4)

FAR	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.750	08/01/2025	32,200	(74)	(91)
	Call - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	08/01/2025	32,200	(122)	(159)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.135	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.485	10/28/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.105	10/30/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.120	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.455	10/30/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.470	10/30/2024	200	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.243	03/06/2025	600	0	(7)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.255	03/10/2025	900	0	(11)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/11/2025	700	0	(9)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.245	03/12/2025	1,000	0	(12)
	Call - OTC 10-Year Interest Rate Swap	GBP-SONIO	Receive	3.250	03/13/2025	1,000	0	(12)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.975	10/10/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.375	10/10/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.063	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.463	10/21/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.131	10/25/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.481	10/25/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.115	10/28/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.465	10/28/2024	200	(1)	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.260	10/16/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.490	10/16/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.065	10/04/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.515	10/04/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.985	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	2.995	10/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.000	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.385	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.395	10/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.400	10/15/2024	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.046	10/21/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.446	10/21/2024	200	(1)	(1)

UAG	Call - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.145	10/28/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	USD-SOFRRATE	Pay	3.495	10/28/2024	100	0	0

Total Written Options							$(215)	$(315)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$41	$0	$0	$41	$(113)	$0	$0	$(113)	$(72)	$0	$(72)
BRC	1	0	0	1	(17)	0	0	(17)	(16)	0	(16)
CBK	0	10	0	10	(88)	(4)	0	(92)	(82)	0	(82)
FAR	36	261	0	297	(39)	(256)	0	(295)	2	0	2
GLM	0	63	0	63	0	(54)	0	(54)	9	0	9
JPM	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
MBC	1	0	0	1	(1)	0	0	(1)	0	0	0
MYC	0	5	0	5	0	(1)	0	(1)	4	0	4
MYI	8	0	0	8	0	0	0	0	8	0	8
SCX	3	0	0	3	0	0	0	0	3	0	3
UAG	0	0	0	0	(77)	0	0	(77)	(77)	0	(77)

Total Over the Counter	$90	$339	$0	$429	$(336)	$(315)	$0	$(651)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$291	$291
Swap Agreements	0	0	0	0	131	131

	$0	$0	$0	$0	$422	$422

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$90	$0	$90
Purchased Options	0	0	0	0	339	339

	$0	$0	$0	$90	$339	$429

	$0	$0	$0	$90	$761	$851

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	475	475
Swap Agreements	0	0	0	0	78	78

	$0	$0	$0	$0	$554	$554

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$336	$0	$336
Written Options	0	0	0	0	315	315

	$0	$0	$0	$336	$315	$651

	$0	$0	$0	$336	$869	$1,205

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	(176)	(176)
Swap Agreements	0	0	0	0	254	254

	$0	$0	$0	$0	$93	$93

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(314)	$0	$(314)
Purchased Options	0	0	0	0	51	51
Written Options	0	0	0	0	151	151

	$0	$0	$0	$(314)	$202	$(112)

	$0	$0	$0	$(314)	$295	$(19)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	1,161	1,161
Swap Agreements	0	0	0	0	(255)	(255)

	$0	$0	$0	$0	$907	$907

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(352)	$0	$(352)
Purchased Options	0	0	0	0	83	83
Written Options	0	0	0	0	(62)	(62)

	$0	$0	$0	$(352)	$21	$(331)

	$0	$0	$0	$(352)	$928	$576

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$51,950	$0	$51,950
Industrials	0	4,281	0	4,281
Utilities	0	7,596	0	7,596
Municipal Bonds & Notes
California	0	954	0	954
New York	0	1,415	0	1,415
U.S. Government Agencies	0	118,260	0	118,260
U.S. Treasury Obligations	0	62,352	0	62,352
Non-Agency Mortgage-Backed Securities	0	34,750	0	34,750
Asset-Backed Securities	0	30,079	0	30,079
Sovereign Issues	0	2,203	0	2,203
Short-Term Instruments
Repurchase Agreements	0	5,900	0	5,900

Total Investments	$0	$319,740	$0	$319,740

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,980)	$0	$(13,980)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	418	0	422
Over the counter	0	429	0	429

	$4	$847	$0	$851

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(551)	0	(554)
Over the counter	0	(651)	0	(651)

	$(3)	$(1,202)	$0	$(1,205)

Total Financial Derivative Instruments	$1	$(355)	$0	$(354)

Totals	$1	$305,405	$0	$305,406

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Schedule of Investments	PIMCO Short Asset Investment Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.7%

CORPORATE BONDS & NOTES 55.8%

BANKING & FINANCE 35.4%

AerCap Ireland Capital DAC
1.650% due 10/29/2024	$362	$361
1.750% due 10/29/2024	25,389	25,319

Ally Financial, Inc.
5.800% due 05/01/2025	2,460	2,469

American Express Co.
5.788% (SOFRINDX + 0.650%) due 11/04/2026 ~	12,000	12,021
5.906% (SOFRINDX + 0.930%) due 03/04/2025 ~	598	599

American Honda Finance Corp.
5.363% (SOFRRATE + 0.450%) due 06/13/2025 ~	8,600	8,607
5.649% due 02/12/2025 •	26,580	26,600
5.732% (SOFRINDX + 0.700%) due 11/22/2024 ~	6,000	6,005

American Tower Corp.
2.400% due 03/15/2025	1,393	1,376
2.950% due 01/15/2025	2,750	2,732
4.000% due 06/01/2025	21,202	21,093

Athene Global Funding
1.716% due 01/07/2025	11,732	11,625
2.550% due 06/29/2025	1,650	1,621
6.010% (SOFRINDX + 0.715%) due 01/07/2025 ~	11,300	11,303

Australia & New Zealand Banking Group Ltd.
6.056% (SOFRRATE + 0.750%) due 07/03/2025 ~	525	526

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	19,582	19,380

Bank of America Corp.
2.456% due 10/22/2025 •	4,000	3,993
3.093% due 10/01/2025 •	24,689	24,689
6.274% (TSFR3M + 1.032%) due 02/05/2026 ~	3,000	3,001

Bank of Montreal
6.006% (SOFRINDX + 1.060%) due 06/07/2025 ~	4,420	4,439

Bank of Nova Scotia
6.163% (SOFRINDX + 0.900%) due 04/11/2025 ~	125	125

Banque Federative du Credit Mutuel SA
2.375% due 11/21/2024	1,767	1,760
4.524% due 07/13/2025	1,704	1,705
5.548% (SOFRINDX + 0.410%) due 02/04/2025 ~	19,138	19,148

BNP Paribas SA
2.819% due 11/19/2025 •	29,000	28,890

BPCE SA
2.375% due 01/14/2025	3,243	3,217
5.826% (SOFRRATE + 0.570%) due 01/14/2025 ~	8,904	8,911
5.834% (SOFRRATE + 0.960%) due 09/25/2025 ~	2,045	2,055

Brighthouse Financial Global Funding
1.750% due 01/13/2025	2,125	2,103

Canadian Imperial Bank of Commerce
6.235% (SOFRINDX + 0.940%) due 04/07/2025 ~	7,162	7,192

Citibank NA
5.674% (SOFRRATE + 0.805%) due 09/29/2025 ~	4,600	4,620

Citigroup, Inc.
2.014% due 01/25/2026 •	3,400	3,366
5.833% (SOFRRATE + 0.686%) due 10/30/2024 ~	23,774	23,785

Commonwealth Bank of Australia
5.690% (SOFRRATE + 0.400%) due 07/07/2025 ~	30,000	30,025

Cooperatieve Rabobank UA
5.924% (SOFRINDX + 0.700%) due 07/18/2025 ~	3,000	3,009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.986% (SOFRINDX + 0.710%) due 01/09/2026 ~	$27,000	$27,112

Corebridge Financial, Inc.
3.500% due 04/04/2025	4,976	4,940

Crown Castle, Inc.
1.350% due 07/15/2025	253	247

Danske Bank AS
3.244% due 12/20/2025 •	2,326	2,314
6.466% due 01/09/2026 •	2,995	3,005

DBS Group Holdings Ltd.
5.549% (SOFRRATE + 0.610%) due 09/12/2025 ~	16,500	16,530

Deutsche Bank AG
2.129% due 11/24/2026 •	5,000	4,844
3.961% due 11/26/2025 •	19,800	19,751
4.162% due 05/13/2025	5,570	5,554

DNB Bank ASA
1.127% due 09/16/2026 •	3,045	2,944

Ford Motor Credit Co. LLC
2.300% due 02/10/2025	8,355	8,262
4.063% due 11/01/2024	2,700	2,697
4.134% due 08/04/2025	3,900	3,865
4.687% due 06/09/2025	4,200	4,186
5.125% due 06/16/2025	18,553	18,550

GA Global Funding Trust
3.850% due 04/11/2025	21,477	21,350

General Motors Financial Co., Inc.
2.750% due 06/20/2025	5,400	5,314
2.900% due 02/26/2025	12,800	12,695
4.000% due 01/15/2025	4,316	4,301
4.350% due 04/09/2025	2,500	2,491
5.876% (SOFRRATE + 0.620%) due 10/15/2024 ~	14,738	14,740

HSBC Holdings PLC
2.633% due 11/07/2025 •	22,300	22,234
2.999% due 03/10/2026 •	8,319	8,243

ING Groep NV
3.869% due 03/28/2026 •	18,426	18,338
6.509% due 03/28/2026 •	2,700	2,716

Jackson National Life Global Funding
1.750% due 01/12/2025	6,980	6,911

John Deere Capital Corp.
5.710% due 10/22/2025 •	3,900	3,907

JPMorgan Chase & Co.
2.005% due 03/13/2026 •	4,800	4,737
2.301% due 10/15/2025 •	5,809	5,802
5.541% (SOFRRATE + 0.600%) due 12/10/2025 ~	5,000	5,004
5.943% (SOFRRATE + 0.920%) due 02/24/2026 ~	11,110	11,133
6.500% (SOFRRATE + 1.320%) due 04/26/2026 ~	150	151

LeasePlan Corp. NV
2.875% due 10/24/2024	20,434	20,401

Lloyds Banking Group PLC
2.438% due 02/05/2026 •	3,160	3,130
3.511% due 03/18/2026 •	21,312	21,166

Mitsubishi UFJ Financial Group, Inc.
6.004% (SOFRRATE + 0.940%) due 02/20/2026 ~	500	501
6.700% (SOFRRATE + 1.440%) due 04/17/2026 ~	752	756

Morgan Stanley
2.188% due 04/28/2026 •	5,000	4,923
5.700% (SOFRRATE + 0.509%) due 01/22/2025 ~	18,221	18,223

Morgan Stanley Bank NA
6.004% (SOFRRATE + 0.780%) due 07/16/2025 ~	2,703	2,713

NatWest Markets PLC
6.318% (SOFRRATE + 1.450%) due 03/22/2025 ~	15,000	15,088

New York Life Global Funding
5.792% (SOFRRATE + 0.650%) due 05/02/2025 ~	500	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	$2,800	$2,626

Nomura Holdings, Inc.
1.851% due 07/16/2025	1,600	1,564
2.648% due 01/16/2025	1,995	1,980
5.099% due 07/03/2025	136	136

Nordea Bank Abp
5.912% (SOFRRATE + 0.960%) due 06/06/2025 ~	5,300	5,319
6.147% due 06/06/2025	2,800	2,810

Pacific Life Global Funding
5.768% due 06/16/2025 •	800	803

Protective Life Global Funding
5.849% (SOFRRATE + 0.980%) due 03/28/2025 ~	1,865	1,871
5.969% due 12/11/2024 •	300	300

Royal Bank of Canada
5.657% (SOFRINDX + 0.440%) due 01/21/2025 ~	4,293	4,295

Skandinaviska Enskilda Banken AB
5.906% (SOFRRATE + 0.960%) due 06/09/2025 ~	29,000	29,110

Standard Chartered PLC
1.822% due 11/23/2025 •	1,700	1,691
2.819% due 01/30/2026 •	13,330	13,218
3.971% due 03/30/2026 •	2,900	2,882
6.180% due 11/23/2025	4,500	4,503
7.074% due 03/30/2026	9,215	9,278
7.776% due 11/16/2025 •	3,774	3,785
7.776% due 11/16/2025	700	702

Sumitomo Mitsui Financial Group, Inc.
6.701% (SOFRRATE + 1.430%) due 01/13/2026 ~	7,500	7,596

Svenska Handelsbanken AB
5.867% (SOFRRATE + 0.910%) due 06/10/2025 ~	17,350	17,417

Swedbank AB
6.211% due 04/04/2025 ~	2,400	2,407

Toronto-Dominion Bank
5.678% (SOFRRATE + 0.410%) due 01/10/2025 ~	14,115	14,118

Toyota Motor Credit Corp.
5.946% (SOFRRATE + 0.650%) due 01/05/2026 ~	2,000	2,007

UBS AG
6.297% (SOFRINDX + 1.260%) due 02/21/2025 ~	3,200	3,213

VICI Properties LP
3.500% due 02/15/2025	6,899	6,852
4.375% due 05/15/2025	1,525	1,518
4.625% due 06/15/2025	5,177	5,150

Wells Fargo & Co.
2.406% due 10/30/2025 •	20,320	20,265

Wells Fargo Bank NA
5.966% (SOFRRATE + 0.710%) due 01/15/2026 ~	17,100	17,152

		874,508

INDUSTRIALS 14.0%

Bacardi Ltd.
4.450% due 05/15/2025	7,500	7,468

Baxter International, Inc.
1.322% due 11/29/2024	14,968	14,868
5.436% (SOFRINDX + 0.440%) due 11/29/2024 ~	10,120	10,120

Bayer U.S. Finance LLC
2.850% due 04/15/2025	3,654	3,607
3.375% due 10/08/2024	13,500	13,495
4.250% due 12/15/2025	2,000	1,986

Broadcom, Inc.
3.625% due 10/15/2024	327	327

Campbell Soup Co.
3.950% due 03/15/2025	1,021	1,016

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carrier Global Corp.
2.242% due 02/15/2025	$12,280	$12,154

DAE Funding LLC
2.625% due 03/20/2025	8,073	7,987

Daimler Truck Finance North America LLC
5.975% due 12/13/2024	2,350	2,353

Dell International LLC
5.850% due 07/15/2025	4,094	4,126

Enbridge, Inc.
2.500% due 02/14/2025	500	495

Energy Transfer LP
2.900% due 05/15/2025	28,200	27,856

Expedia Group, Inc.
6.250% due 05/01/2025	7,518	7,538

Global Payments, Inc.
1.500% due 11/15/2024	3,865	3,847

Haleon U.K. Capital PLC
3.125% due 03/24/2025	25,155	24,936

HCA, Inc.
5.250% due 04/15/2025	4,800	4,806
5.375% due 02/01/2025	20,349	20,358
7.690% due 06/15/2025	5,000	5,092

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	18,800	18,671

Hyundai Capital America
6.288% due 08/04/2025 •	14,800	14,879

J M Smucker Co.
3.500% due 03/15/2025	3,500	3,480

Leidos, Inc.
3.625% due 05/15/2025	9,735	9,653

Mercedes-Benz Finance North America LLC
5.798% (SOFRRATE + 0.930%) due 03/30/2025 ~	665	667

Microchip Technology, Inc.
4.250% due 09/01/2025	13,000	12,943

ONEOK Partners LP
4.900% due 03/15/2025	3,639	3,636

Oracle Corp.
2.950% due 05/15/2025	5,000	4,946

Quanta Services, Inc.
0.950% due 10/01/2024	2,863	2,863

Renesas Electronics Corp.
1.543% due 11/26/2024	2,540	2,524

Reynolds American, Inc.
4.450% due 06/12/2025	4,119	4,107

Rogers Communications, Inc.
2.950% due 03/15/2025	16,600	16,449

Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	1,300	1,301

T-Mobile USA, Inc.
3.500% due 04/15/2025	28,205	28,009

VMware, Inc.
4.500% due 05/15/2025	15,000	14,970

Volkswagen Group of America Finance LLC
3.950% due 06/06/2025	1,500	1,490
5.848% (SOFRRATE + 0.930%) due 09/12/2025 ~	3,400	3,410

Woodside Finance Ltd.
3.650% due 03/05/2025	14,225	14,143

Zimmer Biomet Holdings, Inc.
1.450% due 11/22/2024	8,136	8,090
3.550% due 04/01/2025	4,000	3,972

		344,638

UTILITIES 6.4%

American Electric Power Co., Inc.
5.699% due 08/15/2025	900	907

Arizona Public Service Co.
3.150% due 05/15/2025	2,379	2,353

Avangrid, Inc.
3.150% due 12/01/2024	16,884	16,821
3.200% due 04/15/2025	10,407	10,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DTE Energy Co.
4.220% due 11/01/2024 þ	$12,090	$12,080

Edison International
3.550% due 11/15/2024	5,374	5,361

Enel Finance International NV
4.500% due 06/15/2025	4,860	4,840

Eversource Energy
2.900% due 10/01/2024	16,171	16,171

Exelon Corp.
3.950% due 06/15/2025	6,734	6,699

FirstEnergy Corp.
2.050% due 03/01/2025	1,275	1,260

FirstEnergy Transmission LLC
4.350% due 01/15/2025	24,000	23,966

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~	25,237	25,305

National Rural Utilities Cooperative Finance Corp.
5.554% (SOFRRATE + 0.330%) due 10/18/2024 ~	2,035	2,034

ONEOK, Inc.
3.200% due 03/15/2025	3,434	3,403

Pacific Gas & Electric Co.
3.450% due 07/01/2025	6,500	6,427
3.500% due 06/15/2025	500	495
4.950% due 06/08/2025	3,800	3,798

Sempra
3.300% due 04/01/2025	15,469	15,338

Verizon Communications, Inc.
6.480% (TSFR3M + 1.362%) due 05/15/2025 ~	606	609

		158,170

Total Corporate Bonds & Notes (Cost $1,373,812)		1,377,316

U.S. GOVERNMENT AGENCIES 4.8%

Fannie Mae
2.800% due 06/01/2025	12,665	12,489
3.866% due 08/25/2050 •	2,086	2,026
5.695% due 04/25/2036 - 06/25/2042 •	792	784
5.745% due 07/25/2036 - 06/25/2043 •	139	138
5.795% due 02/25/2042 •	250	248
5.816% due 11/25/2044 - 09/25/2055 •	11,969	12,110
5.845% due 08/25/2049 •	254	250
5.866% due 09/25/2049 •	4,100	3,991
5.895% due 02/25/2042 •	200	199
5.915% due 03/25/2042 •	31	30
5.935% due 07/25/2037 •	36	36
5.945% due 10/25/2041 •	61	61
6.250% due 08/25/2054 •	11,104	11,181
6.266% due 05/25/2050 •	4,873	4,858
6.902% due 05/01/2038 •	2,022	2,085

Freddie Mac
1.000% due 09/15/2044 - 11/25/2050	21,279	18,201
5.757% due 04/15/2037 •	177	174
5.786% due 05/15/2038 •	462	471
5.787% due 07/15/2037 •	160	158
5.796% due 05/15/2041 •	478	470
5.806% due 06/15/2040 •	1,009	979
5.816% due 10/15/2037 •	5,173	5,085
5.857% due 03/15/2040 - 11/15/2043 •	275	273
5.907% due 06/15/2049 •	2,064	2,035
5.957% due 08/15/2041 •	8	8
5.977% due 12/15/2041 •	217	216
6.007% due 09/15/2037 - 11/15/2041 •	373	372
6.037% due 07/15/2037 •	371	371
6.057% due 11/15/2037 •	39	39
6.250% due 08/25/2054 •	11,464	11,542
6.407% due 01/15/2032 •	100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.457% due 01/15/2039 •	$24	$24
6.961% due 05/15/2033 •	83	85

Ginnie Mae
5.000% due 04/20/2037 •	416	411
5.525% due 06/20/2049 •	4,013	3,963
5.535% due 05/20/2049 •	1,357	1,282
5.735% due 07/20/2043 •	316	308
5.815% due 02/20/2040 •	475	478
5.825% due 03/20/2040 •	1,459	1,469
5.845% due 04/20/2040 •	1,092	1,100
5.867% due 01/20/2068 •	79	79
5.875% due 03/20/2040 •	1,143	1,153
5.911% due 01/16/2040 •	610	613
5.937% due 08/20/2065 •	451	451
5.967% due 12/20/2060 - 07/20/2064 •	501	500
5.995% due 02/20/2074 •	7,764	7,744
6.037% due 04/20/2062 •	122	122
6.111% due 09/20/2067 •	768	780
6.147% due 08/20/2061 •	21	21
6.167% due 10/20/2065 •	3	2
6.217% due 08/20/2067 •	663	665
6.237% due 02/20/2066 •	3	3
7.588% due 06/20/2071 •	5,042	5,170
7.726% due 09/20/2066 ~	2,297	2,338

Total U.S. Government Agencies (Cost $123,561)		119,742

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%

280 Park Avenue Mortgage Trust
6.298% due 09/15/2034 •	890	869

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	3,131	2,796

Barclays Commercial Mortgage Securities Trust
6.394% due 07/15/2037 •	3,100	3,073

BX Trust
5.941% due 10/15/2036 •	12,823	12,743

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	11,363	9,742

Commercial Mortgage Trust
3.421% due 07/10/2048	640	638
6.144% due 06/15/2034 •	2,700	2,549

CRSNT Commercial Mortgage Trust
6.034% due 04/15/2036 •	15,000	14,602

CSAIL Commercial Mortgage Trust
3.718% due 08/15/2048	9,396	9,284

Freddie Mac
6.347% due 12/25/2054 «(a)	20,700	20,696

GS Mortgage-Backed Securities Trust
5.000% due 01/25/2052 •	746	695

Hilton USA Trust
2.828% due 11/05/2035	10,000	8,606

JP Morgan Chase Commercial Mortgage Securities Trust
6.326% due 11/15/2038 •	12,400	12,333

JP Morgan Mortgage Trust
6.693% due 02/25/2055 •	2,500	2,505

JPMBB Commercial Mortgage Securities Trust
3.017% due 02/15/2048	111	110

Legacy Mortgage Asset Trust
4.991% due 09/25/2060 ~	225	225

MFA Trust
1.381% due 04/25/2065 ~	2,072	1,972

Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~	3,507	3,345

OBX Trust
1.957% due 10/25/2061 ~	10,554	9,094
2.305% due 11/25/2061 ~	9,830	8,867
2.783% due 01/25/2062 þ	10,751	10,251

RESIMAC Premier
5.924% due 07/10/2052 •	499	499

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	4,393	4,104
3.750% due 05/25/2058 ~	8,810	8,653

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.969% due 05/25/2058 •	$637	$657

Total Non-Agency Mortgage-Backed Securities (Cost $158,314)		148,908

ASSET-BACKED SECURITIES 19.2%

ACAS CLO Ltd.
6.431% due 10/18/2028 •	1,037	1,038

Ally Auto Receivables Trust
4.460% due 07/15/2027	3,000	3,000

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •	663	664

Apidos CLO
6.441% due 07/18/2029 •	3,109	3,110
6.477% due 07/17/2030 •	2,114	2,115

AREIT Trust
6.277% due 11/17/2038 •	585	584

ARI Fleet Lease Trust
5.540% due 04/15/2033	10,000	10,122

BHG Securitization Trust
0.900% due 10/17/2034	638	632

BMW Vehicle Lease Trust
5.680% due 07/27/2026 •	14,394	14,393

Carlyle Global Market Strategies CLO Ltd.
6.328% due 08/14/2030 •	3,986	3,990

CarMax Auto Owner Trust
4.750% due 10/15/2027	1,000	1,002
5.230% due 01/15/2026	192	192
5.340% due 08/16/2027	17,043	17,147
5.440% due 08/15/2025	17,797	17,818
5.720% due 11/16/2026	606	608

Carvana Auto Receivables Trust
6.230% due 01/11/2027	279	279

Catamaran CLO Ltd.
6.644% due 04/22/2030 •	5,309	5,316

CBAM Ltd.
6.567% due 04/17/2031 •	6,559	6,566
6.794% due 07/20/2030 •	366	366

Chase Auto Owner Trust
4.400% due 11/26/2027	1,900	1,901
5.660% due 05/26/2027	4,412	4,438

CIFC Funding Ltd.
6.495% due 10/24/2030 •	259	259

Citibank Credit Card Issuance Trust
5.780% due 12/08/2027 •	10,000	10,021
5.842% due 08/07/2027 •	16,500	16,557

Citizens Auto Receivables Trust
6.292% due 07/15/2026 •	2,333	2,337

CNH Equipment Trust
5.900% due 02/16/2027	2,149	2,159

Crestline Denali CLO Ltd.
6.574% due 04/20/2030 •	3,641	3,642

Crown Point CLO Ltd.
6.512% due 10/20/2031 •	8,469	8,482

Daimler Trucks Retail Trust
6.030% due 09/15/2025	1,501	1,504

DLLAD LLC
5.500% due 08/20/2027	5,000	5,050

DLLMT LLC
5.353% due 08/20/2025	1,136	1,138

Dryden Senior Loan Fund
6.563% due 07/15/2030 •	1,172	1,173

Enterprise Fleet Financing LLC
5.613% due 05/20/2025	4,282	4,291

Fifth Third Auto Trust
5.872% due 11/16/2026 •	6,826	6,828

Ford Credit Auto Lease Trust
5.742% due 02/15/2027 •	10,000	9,993

Ford Credit Auto Owner Trust
5.742% due 04/15/2027 •	20,000	20,044

GM Financial Automobile Leasing Trust
0.000% due 01/20/2027 •(a)	15,000	15,009

GM Financial Consumer Automobile Receivables Trust
5.962% due 03/16/2026 •	1,838	1,838

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden Credit Card Trust
4.310% due 09/15/2027	$2,000	$1,997

Golub Capital Partners Static Ltd.
6.512% due 04/20/2033 •	5,508	5,510

Harley Davidson Motorcycle Trust
4.620% due 08/16/2027	10,000	10,005
5.320% due 06/15/2026	404	404
5.650% due 02/16/2027	6,400	6,428
5.872% due 06/15/2026 •	350	350

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	3,876	3,882
5.710% due 03/18/2026	3,153	3,162
5.870% due 06/22/2026	6,646	6,678

Hyundai Auto Lease Securitization Trust
5.942% due 03/16/2026 •	7,726	7,732

KKR CLO Ltd.
6.513% due 07/15/2030 •	10,617	10,624

Kubota Credit Owner Trust
5.450% due 04/15/2027	10,000	10,121
5.610% due 07/15/2026	12,438	12,489

LAD Auto Receivables Trust
5.440% due 11/16/2026	4,230	4,237
5.930% due 06/15/2027	4,892	4,907

LCM Ltd.
6.624% due 04/20/2031 •	1,713	1,714

Madison Park Funding Ltd.
6.691% due 04/19/2033 •	5,474	5,480

Magnetite Ltd.
6.451% due 10/15/2031 •	1,743	1,744

Marathon Static CLO Ltd.
6.432% due 07/20/2030 •	1,345	1,347

Master Credit Card Trust
6.091% due 01/21/2028 •	20,000	20,072
6.191% due 01/21/2027 •	4,000	4,013

Mercedes-Benz Auto Receivables Trust
4.510% due 11/15/2027	3,343	3,344

MF1 Ltd.
6.209% due 10/16/2036 •	3,156	3,144

MMAF Equipment Finance LLC
5.790% due 11/13/2026	3,427	3,447

Navient Private Education Loan Trust
5.931% due 12/15/2059	1,407	1,405

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	4,263	3,997
1.580% due 04/15/2070	7,586	6,801
1.690% due 05/15/2069	1,661	1,563
2.230% due 07/15/2070	1,110	1,014
3.130% due 02/15/2068	566	554

Nelnet Student Loan Trust
1.420% due 04/20/2062	1,735	1,621

Neuberger Berman Loan Advisers CLO Ltd.
6.584% due 04/20/2031 •	990	991

Nissan Auto Lease Trust
5.752% due 06/15/2027 •	10,000	10,000

Northwoods Capital Ltd.
6.363% due 11/13/2031 •	6,060	6,070

OSD CLO Ltd.
6.417% due 04/17/2031 •	9,220	9,231

Palmer Square Loan Funding Ltd.
6.344% due 07/20/2029 •	4,257	4,261

Pawneee Equipment Receivables LLC
1.100% due 07/15/2027	812	810

PHEAA Student Loan Trust
6.345% due 11/25/2065 •	1,772	1,769

Race Point CLO Ltd.
6.503% due 10/15/2030 •	1,527	1,528

Saranac CLO Ltd.
6.333% due 08/13/2031 •	769	770

SBNA Auto Lease Trust
4.940% due 11/20/2026	2,300	2,304
5.450% due 01/20/2026	7,078	7,095

SCCU Auto Receivables Trust
5.450% due 12/15/2027	5,300	5,330

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027	$7,314	$7,353

SLM Private Credit Student Loan Trust
5.518% due 12/15/2038 •	1,170	1,153

Sound Point CLO Ltd.
6.565% due 01/25/2032 •	6,000	6,002

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •	593	593

TCW CLO Ltd.
6.516% due 04/25/2031 •	872	872

Tesla Auto Lease Trust
5.846% due 06/22/2026 •	4,499	4,500
5.860% due 08/20/2025	403	403
6.020% due 09/22/2025	1,330	1,332

Towd Point HE Trust
0.918% due 02/25/2063 ~	1,352	1,313

USAA Auto Owner Trust
5.250% due 03/15/2027	10,000	10,067

Venture CLO Ltd.
6.370% due 09/07/2030 •	9,435	9,444
6.534% due 07/20/2030 •	1,818	1,819

Verizon Master Trust
0.000% due 08/20/2030 •	10,000	10,024

Volkswagen Auto Lease Trust
5.816% due 12/21/2026 •	3,600	3,604

Volkswagen Auto Loan Enhanced Trust
5.866% due 12/21/2026 •	8,867	8,873

World Omni Automobile Lease Securitization Trust
5.772% due 02/16/2027 •	2,000	2,001

Total Asset-Backed Securities (Cost $474,799)		474,904

SOVEREIGN ISSUES 4.6%

CDP Financial, Inc.
5.475% due 05/19/2025 ~	13,825	13,841
5.475% (SOFRINDX + 0.400%) due 05/19/2025 ~	13,000	13,015

CPPIB Capital, Inc.
6.578% (SOFRINDX + 1.250%) due 04/04/2025 ~	85,114	85,581

Total Sovereign Issues (Cost $112,371)		112,437

SHORT-TERM INSTRUMENTS 7.3%

COMMERCIAL PAPER 4.0%

Constellation Brands, Inc.
5.080% due 10/01/2024	7,400	7,399

Crown Castle, Inc.
5.270% due 10/24/2024	2,000	1,993
5.270% due 10/29/2024	14,300	14,240
5.300% due 10/24/2024	8,500	8,470

Harley-Davidson Financial Services, Inc.
5.780% due 10/02/2024	10,650	10,647

Jones Lang LaSalle Finance BV
5.070% due 10/22/2024	24,600	24,525

Southern California Edison Co.
5.500% due 10/04/2024	19,000	18,989

Targa Resources Corp.
5.400% due 10/24/2024	3,300	3,288
5.400% due 10/28/2024	8,450	8,415

		97,966

REPURCHASE AGREEMENTS (b) 2.3%
		57,600

SHORT-TERM NOTES 0.4%

Chase Auto Owner Trust
5.568% due 06/25/2025	7,648	7,653

Space Coast Credit Union Auto Receivables Trust
5.660% due 07/15/2025	1,235	1,235

		8,888

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.6%

California Earthquake Authority Revenue Notes, Series 2024
5.750% due 11/01/2024	$15,700	$15,713

Total Municipal Bonds & Notes (Cost $15,700)		15,713

Total Short-Term Instruments (Cost $180,160)		180,167

Total Investments in Securities (Cost $2,423,017)		2,413,474

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short-Term Floating NAV Portfolio III	10,283,709	$100,132

Total Short-Term Instruments (Cost $100,104)		100,132

Total Investments in Affiliates (Cost $100,104)		100,132

MARKET VALUE (000S)
Total Investments 101.8% (Cost $2,523,121)	$2,513,606

Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $539)	688

Other Assets and Liabilities, net (1.8)%	(45,403)

Net Assets 100.0%	$2,468,891

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.950%	09/30/2024	10/01/2024	$57,600	U.S. Treasury Bonds 3.000% due 08/15/2048	$(58,660)	$57,600	$57,608

Total Repurchase Agreements						$(58,660)	$57,600	$57,608

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$57,608	$0	$0	$57,608	$(58,660)	$(1,052)

Total Borrowings and Other Financing Transactions	$57,608	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(13,341) at a weighted average interest rate of 5.479%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	1,959	$466,566	$(41)	$0	$(43)
U.S. Treasury 5-Year Note December Futures	12/2024	125	13,735	(111)	0	(46)

				$(152)	$0	$(89)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	1,360	$(283,209)	$(823)	$510	$0
U.S. Treasury 10-Year Note December Futures	12/2024	86	(9,828)	(9)	39	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	117	(13,841)	8	60	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	37	(4,924)	9	29	0

				$(815)	$638	$0

Total Futures Contracts				$(967)	$638	$(89)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$638	$0	$638	$0	$(89)	$0	$(89)

Cash of $4,646 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.400%	09/26/2025	82,600	$19	$13

CBK	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	224,500	284	68

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	194,300	236	58

Total Purchased Options							$539	$139

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BRC	$0	$13	$0	$13	$0	$0	$0	$0	$13	$0	$13
CBK	0	68	0	68	0	0	0	0	68	(50)	18
GLM	0	58	0	58	0	0	0	0	58	(260)	(202)

Total Over the Counter	$0	$139	$0	$139	$0	$0	$0	$0

(1)	Notional Amount represents the number of contracts.

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$638	$638

Over the counter
Purchased Options	$0	$0	$0	$0	$139	$139

	$0	$0	$0	$0	$777	$777

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$89	$89

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,009)	$(2,009)
Swap Agreements	0	0	0	0	(1)	(1)

	$0	$0	$0	$0	$(2,010)	$(2,010)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,108)	$(2,108)

Over the counter
Purchased Options	$0	$0	$0	$0	$(400)	$(400)

	$0	$0	$0	$0	$(2,508)	$(2,508)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$874,508	$0	$874,508
Industrials	0	344,638	0	344,638
Utilities	0	158,170	0	158,170
U.S. Government Agencies	0	119,742	0	119,742
Non-Agency Mortgage-Backed Securities	0	128,212	20,696	148,908
Asset-Backed Securities	0	474,904	0	474,904
Sovereign Issues	0	112,437	0	112,437
Short-Term Instruments
Commercial Paper	0	97,966	0	97,966
Repurchase Agreements	0	57,600	0	57,600
Short-Term Notes	0	8,888	0	8,888
Municipal Bonds & Notes	0	15,713	0	15,713

	$0	$2,392,778	$20,696	$2,413,474

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$100,132	$0	$0	$100,132

Total Investments	$100,132	$2,392,778	$20,696	$2,513,606

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$638	$0	$638
Over the counter	0	139	0	139

	$0	$777	$0	$777

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(89)	$0	$(89)

Total Financial Derivative Instruments	$0	$688	$0	$688

Totals	$100,132	$2,393,466	$20,696	$2,514,294

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		$2,468	$2,322

Total Loan Participations and Assignments (Cost $2,442)			2,322

CORPORATE BONDS & NOTES 48.7%

BANKING & FINANCE 35.3%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		15,600	15,885
6.666% due 09/18/2027 •		26,525	27,005

AerCap Ireland Capital DAC
1.650% due 10/29/2024		40,956	40,842
3.500% due 01/15/2025		10,819	10,768

Air Lease Corp.
5.300% due 06/25/2026		10,400	10,573

American Express Co.
5.645% due 04/23/2027 •		17,200	17,535
5.951% (SOFRRATE + 0.750%) due 04/23/2027 ~		935	936
6.110% (SOFRRATE + 0.930%) due 07/26/2028 ~		46,525	46,728

American Honda Finance Corp.
5.363% (SOFRRATE + 0.450%) due 06/13/2025 ~		33,300	33,325
5.649% due 02/12/2025 •		28,294	28,315
6.097% (SOFRINDX + 0.790%) due 10/03/2025 ~		35,600	35,732

Athene Global Funding
2.500% due 01/14/2025		8,521	8,455
6.044% (SOFRINDX + 1.030%) due 08/27/2026 ~		11,700	11,718
6.079% (SOFRINDX + 1.210%) due 03/25/2027 ~		96,400	97,006

Aviation Capital Group LLC
5.500% due 12/15/2024		38,102	38,072

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		14,678	14,126
2.875% due 02/15/2025		74,998	74,223

Banco Santander SA
4.800% due 07/19/2027	AUD	1,600	1,094
6.392% (SOFRRATE + 1.120%) due 07/15/2028 ~		$32,800	32,853

Bank of America Corp.
3.093% due 10/01/2025 •		5,990	5,990
3.366% due 01/23/2026 •		13,306	13,233
3.384% due 04/02/2026 •		38,784	38,480
6.274% (TSFR3M + 1.032%) due 02/05/2026 ~		27,707	27,714
6.631% (SOFRRATE + 1.330%) due 04/02/2026 ~		39,471	39,659

Bank of Queensland Ltd.
5.293% due 12/18/2024 ~	AUD	7,000	4,843
5.580% due 10/29/2025 ~		18,000	12,502

Banque Federative du Credit Mutuel SA
5.421% due 05/24/2027 ~		1,750	1,212
5.548% (SOFRINDX + 0.410%) due 02/04/2025 ~		$2,500	2,501
6.134% (SOFRINDX + 1.070%) due 02/16/2028 ~		13,000	13,034
6.331% (SOFRRATE + 1.130%) due 01/23/2027 ~		20,700	20,910
6.656% (SOFRINDX + 1.400%) due 07/13/2026 ~		2,165	2,192
6.656% due 07/13/2026 ~		10,200	10,328

Barclays PLC
2.852% due 05/07/2026 •		37,410	36,926

BNP Paribas SA
2.819% due 11/19/2025 •		59,236	59,012
3.375% due 01/09/2025		52,440	52,163

BPCE SA
2.375% due 01/14/2025		3,359	3,332
5.784% due 09/29/2025 ~	AUD	2,800	1,949
5.988% due 06/05/2025 ~		31,400	21,843

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Imperial Bank of Commerce
6.534% (SOFRRATE + 1.220%) due 10/02/2026 ~		$23,900	$24,152

Caterpillar Financial Services Corp.
5.856% due 10/16/2026 •		21,300	21,389

Citibank NA
5.833% (SOFRRATE + 0.708%) due 08/06/2026 ~		29,450	29,538
6.036% (SOFRINDX + 1.060%) due 12/04/2026 ~		12,500	12,613

Citigroup, Inc.
3.106% due 04/08/2026 •		103,728	102,725

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		14,600	13,863
5.620% (SOFRINDX + 0.620%) due 08/28/2026 ~		19,330	19,368
5.667% (SOFRINDX + 0.710%) due 03/05/2027 ~		3,270	3,281

Credit Agricole SA
4.400% due 07/06/2027	AUD	4,300	2,917
6.586% (SOFRRATE + 1.290%) due 07/05/2026 ~		$16,500	16,709

Danske Bank AS
3.244% due 12/20/2025 •		4,913	4,887
6.466% due 01/09/2026 •		56,302	56,493

Deutsche Bank AG
2.129% due 11/24/2026 •		3,205	3,105
3.961% due 11/26/2025 •		51,860	51,731
6.119% due 07/14/2026 •		55,772	56,229

DNB Bank ASA
5.896% due 10/09/2026 •		15,234	15,421

F&G Global Funding
1.750% due 06/30/2026		1,281	1,215

First Abu Dhabi Bank PJSC
5.464% due 02/18/2025 ~	AUD	17,200	11,891

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$38,120	37,698
3.375% due 11/13/2025		4,892	4,800
3.683% due 12/03/2024	AUD	476	328
4.063% due 11/01/2024		$13,672	13,657
4.134% due 08/04/2025		15,205	15,068
4.389% due 01/08/2026		12,491	12,387
4.687% due 06/09/2025		17,794	17,737
5.125% due 06/16/2025		38,348	38,342
6.950% due 03/06/2026		1,542	1,579
6.950% due 06/10/2026		5,600	5,767
7.902% (SOFRRATE + 2.950%) due 03/06/2026 ~		4,201	4,309

GA Global Funding Trust
3.850% due 04/11/2025		36,448	36,232
6.623% (SOFRRATE + 1.360%) due 04/11/2025 ~		10,045	10,088

General Motors Financial Co., Inc.
2.900% due 02/26/2025		46,025	45,648
3.800% due 04/07/2025		13,332	13,238
4.350% due 04/09/2025		37,793	37,654
6.458% (SOFRINDX + 1.350%) due 05/08/2027 ~		16,600	16,701
6.595% (SOFRINDX + 1.300%) due 04/07/2025 ~		4,463	4,478

Goldman Sachs Bank USA
5.787% (SOFRRATE + 0.750%) due 05/21/2027 ~		20,300	20,286

Goldman Sachs Group, Inc.
5.378% due 06/22/2027 ~	AUD	3,200	2,207
5.700% due 11/01/2024		$18,000	18,008
5.736% due 12/09/2026 •		15,800	15,809
6.164% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,135	1,138
6.550% (TSFR3M + 1.432%) due 05/15/2026 ~		14,700	14,785

HSBC Holdings PLC
1.645% due 04/18/2026 •		11,608	11,395
2.099% due 06/04/2026 •		3,398	3,334
2.633% due 11/07/2025 •		10,749	10,717
2.999% due 03/10/2026 •		2,289	2,268
4.180% due 12/09/2025 •		8,775	8,753

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.387% (SOFRRATE + 1.430%) due 03/10/2026 ~		$37,320	$37,469
6.590% (TSFR3M + 1.642%) due 09/12/2026 ~		27,277	27,522
6.675% (SOFRRATE + 1.570%) due 08/14/2027 ~		2,871	2,914

ING Groep NV
5.879% due 04/01/2027 •		33,655	33,812
6.509% due 03/28/2026 •		86,136	86,644

John Deere Capital Corp.
5.799% (SOFRRATE + 0.680%) due 07/15/2027 ~		20,200	20,290

JPMorgan Chase & Co.
2.005% due 03/13/2026 •		31,898	31,477
2.301% due 10/15/2025 •		44,813	44,759
5.541% (SOFRRATE + 0.600%) due 12/10/2025 ~		3,500	3,503
5.546% due 12/15/2025 •		7,539	7,544
5.633% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,500	24,583
5.943% (SOFRRATE + 0.920%) due 02/24/2026 ~		3,565	3,573
6.401% (SOFRRATE + 1.200%) due 01/23/2028 ~		18,000	18,169
6.500% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,401	1,412

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	1,800	1,168

Lloyds Banking Group PLC
2.438% due 02/05/2026 •		$37,588	37,232
3.511% due 03/18/2026 •		6,615	6,570
4.450% due 05/08/2025		5,700	5,683
5.805% due 03/07/2025 ~	AUD	10,350	7,172
6.702% (SOFRINDX + 1.560%) due 08/07/2027 ~		$4,277	4,335
6.895% (SOFRINDX + 1.580%) due 01/05/2028 ~		14,300	14,476

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		12,171	12,214
5.699% due 10/01/2024 ~	AUD	3,400	2,351
6.004% (SOFRRATE + 0.940%) due 02/20/2026 ~		$4,600	4,610
6.700% (SOFRRATE + 1.440%) due 04/17/2026 ~		5,000	5,025

Mizuho Bank Ltd.
4.919% due 02/21/2025 ~	AUD	21,900	15,152
5.213% due 02/23/2026 ~		29,900	20,767
5.266% due 09/14/2026 ~		19,700	13,682

Mizuho Financial Group, Inc.
6.013% (SOFRRATE + 0.960%) due 05/22/2026 ~		$700	702

Morgan Stanley
2.188% due 04/28/2026 •		5,800	5,710

Morgan Stanley Bank NA
5.886% (SOFRRATE + 0.865%) due 05/26/2028 ~		19,200	19,237
6.336% (SOFRRATE + 1.080%) due 01/14/2028 ~		21,100	21,265

MUFG Bank Ltd.
5.234% due 02/17/2026 ~	AUD	33,630	23,363

National Bank of Canada
5.769% due 03/25/2027 •		$35,550	35,635

NatWest Group PLC
7.472% due 11/10/2026 •		1,000	1,030

NatWest Markets PLC
5.629% (SOFRRATE + 0.760%) due 09/29/2026 ~		3,410	3,404
6.094% due 09/29/2026		700	699
6.318% (SOFRRATE + 1.450%) due 03/22/2025 ~		39,600	39,833
6.318% due 03/22/2025 ~		3,000	3,018

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		43,594	40,879
2.000% due 03/09/2026		23,676	22,617
6.950% due 09/15/2026		1,540	1,592

Nomura Holdings, Inc.
1.851% due 07/16/2025		19,846	19,404
2.648% due 01/16/2025		54,189	53,783

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea Bank Abp
5.912% (SOFRRATE + 0.960%) due 06/06/2025 ~		$19,200	$19,268

Oversea-Chinese Banking Corp. Ltd.
5.144% due 05/18/2026 ~	AUD	5,500	3,819

Pacific Life Global Funding
5.596% (SOFRRATE + 0.620%) due 06/04/2026 ~		$2,322	2,322

Royal Bank of Canada
6.169% (SOFRINDX + 0.950%) due 01/19/2027 ~		13,000	13,066

SBA Tower Trust
4.831% due 10/15/2029 (b)		18,400	18,321

Shinhan Bank Co. Ltd.
5.314% due 09/29/2025 ~	AUD	970	672
6.317% due 11/16/2025 ~		6,430	4,513

Skandinaviska Enskilda Banken AB
5.847% (SOFRRATE + 0.890%) due 03/05/2027 ~		$1,932	1,945

Societe Generale SA
6.267% (SOFRRATE + 1.050%) due 01/21/2026 ~		135,455	135,605

Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,975
2.819% due 01/30/2026 •		4,600	4,562
3.971% due 03/30/2026 •		8,343	8,290
5.957% (SOFRRATE + 0.930%) due 11/23/2025 ~		43,175	43,201
6.180% due 11/23/2025		8,700	8,705
6.245% (SOFRRATE + 1.170%) due 05/14/2028 ~		7,100	7,115
6.609% (SOFRRATE + 1.740%) due 03/30/2026 ~		65,000	65,446

Sumitomo Mitsui Banking Corp.
5.219% due 02/20/2026 ~	AUD	24,200	16,808
5.530% due 07/28/2026 ~		28,310	19,740

Sumitomo Mitsui Financial Group, Inc.
5.692% due 10/16/2024 ~		126,700	87,616
6.571% (SOFRRATE + 1.300%) due 07/13/2026 ~		$2,495	2,530
6.701% (SOFRRATE + 1.430%) due 01/13/2026 ~		1,380	1,398

Sumitomo Mitsui Trust Bank Ltd.
6.060% (SOFRRATE + 1.150%) due 09/14/2026 ~		3,255	3,287
6.089% (SOFRRATE + 1.120%) due 03/09/2026 ~		3,025	3,051
6.336% due 09/14/2026		4,000	4,040
6.380% due 03/09/2026		5,000	5,043

Svenska Handelsbanken AB
5.660% (SOFRRATE + 0.660%) due 05/28/2027 ~		20,035	20,042

Swedbank AB
5.337% due 09/20/2027		47,598	48,936

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «(c)		14,900	14,655

UBS AG
5.361% due 07/30/2025 ~	AUD	99,040	68,731
6.297% (SOFRINDX + 1.260%) due 02/21/2025 ~		$3,130	3,142

UBS Group AG
6.679% (SOFRRATE + 1.580%) due 05/12/2026 ~		65,900	66,294

Ventas Realty LP
3.500% due 02/01/2025		1,300	1,293

VICI Properties LP
3.500% due 02/15/2025		2,500	2,483
4.375% due 05/15/2025		4,480	4,459
4.625% due 06/15/2025		8,465	8,420

Wells Fargo & Co.
2.164% due 02/11/2026 •		48,038	47,521
2.188% due 04/30/2026 •		1,600	1,574
2.406% due 10/30/2025 •		96,390	96,129
3.908% due 04/25/2026 •		2,200	2,186
6.506% (SOFRRATE + 1.320%) due 04/25/2026 ~		13,332	13,395

			3,455,829

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 9.9%

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		$25,100	$25,415

Arrow Electronics, Inc.
4.000% due 04/01/2025		12,809	12,745

Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	25,560	17,653
5.711% due 10/30/2024 ~		24,890	17,212

Bacardi Ltd.
4.450% due 05/15/2025		$5,553	5,529

Baxter International, Inc.
1.322% due 11/29/2024		5,450	5,414
5.436% (SOFRINDX + 0.440%) due 11/29/2024 ~		7,285	7,285

Bayer U.S. Finance LLC
3.375% due 10/08/2024		20,500	20,492
4.250% due 12/15/2025		83,681	83,104
4.375% due 12/15/2028		3,323	3,280

Berry Global, Inc.
4.875% due 07/15/2026		26,436	26,418

BMW U.S. Capital LLC
5.894% (SOFRINDX + 0.800%) due 08/13/2026 ~		16,842	16,910

Boeing Co.
2.250% due 06/15/2026		600	573
2.500% due 03/01/2025		3,326	3,275
2.600% due 10/30/2025		4,481	4,358
4.875% due 05/01/2025		95,476	95,130
7.250% due 06/15/2025		2,628	2,662

Charter Communications Operating LLC
4.908% due 07/23/2025		341	341

Cox Communications, Inc.
3.850% due 02/01/2025		1,088	1,083

Delta Air Lines, Inc.
2.900% due 10/28/2024		2,644	2,637

Dyno Nobel Finance LLC
3.950% due 08/03/2027		1,786	1,750

Energy Transfer LP
2.900% due 05/15/2025		6,500	6,421
5.750% due 04/01/2025		13,018	13,009

Expedia Group, Inc.
6.250% due 05/01/2025		1,755	1,760

General Motors Co.
4.000% due 04/01/2025		15,327	15,258

Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025		4,254	4,198
3.500% due 07/28/2025		23,769	23,469

HCA, Inc.
5.250% due 04/15/2025		76,501	76,601
5.375% due 02/01/2025		13,255	13,261

Hyundai Capital America
6.288% due 08/04/2025 •		83,000	83,445
6.791% (SOFRRATE + 1.500%) due 01/08/2027 ~		22,400	22,647

Illumina, Inc.
4.650% due 09/09/2026		15,000	15,102

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,800	2,746
4.250% due 07/21/2025		1,240	1,233

Incitec Pivot Ltd.
4.300% due 03/18/2026	AUD	16,300	11,164

Las Vegas Sands Corp.
5.900% due 06/01/2027		$7,600	7,806

Mercedes-Benz Finance North America LLC
5.808% (SOFRRATE + 0.630%) due 07/31/2026 ~		31,400	31,392

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		15,351	15,099

Penske Truck Leasing Co. LP
2.700% due 11/01/2024		6,350	6,335

Quanta Services, Inc.
0.950% due 10/01/2024		14,700	14,700

Renesas Electronics Corp.
1.543% due 11/26/2024		12,546	12,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rolls-Royce PLC
3.625% due 10/14/2025		$4,330	$4,271

Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		6,469	6,475

SK Hynix, Inc.
5.500% due 01/16/2027		7,400	7,567
6.250% due 01/17/2026		10,700	10,921

T-Mobile USA, Inc.
3.500% due 04/15/2025		32,963	32,734

Toyota Finance Australia Ltd.
5.416% due 09/15/2026 ~	AUD	3,050	2,117

Uber Technologies, Inc.
6.250% due 01/15/2028		$14,680	14,848
8.000% due 11/01/2026		17,009	17,051

Volkswagen Group of America Finance LLC
5.704% (SOFRRATE + 0.830%) due 03/20/2026 ~		60,496	60,589
5.704% due 03/20/2026 ~		900	901
5.848% (SOFRRATE + 0.930%) due 09/12/2025 ~		1,000	1,003
6.131% (SOFRRATE + 1.060%) due 08/14/2026 ~		35,350	35,460

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		7,114	7,025

Williams Cos., Inc.
5.400% due 03/02/2026		4,700	4,763

Woodside Finance Ltd.
3.650% due 03/05/2025		35,000	34,798

			971,900

UTILITIES 3.5%

Avangrid, Inc.
3.200% due 04/15/2025		10,165	10,063

Enel Finance International NV
4.500% due 06/15/2025		12,292	12,241
6.800% due 10/14/2025		10,400	10,654

Georgia Power Co.
5.858% (SOFRINDX + 0.750%) due 05/08/2025 ~		33,700	33,791

Iberdrola International BV
5.810% due 03/15/2025		2,795	2,806

Israel Electric Corp. Ltd.
5.000% due 11/12/2024		92,587	92,699

Korea Southern Power Co. Ltd.
5.461% due 10/30/2024 ~	AUD	44,180	30,545

NextEra Energy Capital Holdings, Inc.
5.935% (SOFRINDX + 0.760%) due 01/29/2026 ~		$35,000	35,127

ONEOK, Inc.
4.250% due 09/24/2027		15,400	15,418

Optus Finance Pty. Ltd.
1.600% due 07/01/2025	AUD	3,780	2,551

Pacific Gas & Electric Co.
3.450% due 07/01/2025		$8,000	7,910
3.500% due 06/15/2025		493	488
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		67,900	67,930

Pinnacle West Capital Corp.
5.761% (SOFRRATE + 0.820%) due 06/10/2026 ~		16,600	16,639

Verizon Communications, Inc.
4.050% due 02/17/2025	AUD	3,240	2,233

Victoria Power Networks Finance Pty. Ltd.
5.270% due 04/21/2026 ~		2,200	1,515

			342,610

Total Corporate Bonds & Notes (Cost $4,755,619)			4,770,339

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.3%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
5.680% (TSFR3M) due 02/15/2036 ~	$34,215	$31,581

Total Municipal Bonds & Notes (Cost $32,219)		31,581

U.S. GOVERNMENT AGENCIES 4.8%

Fannie Mae
3.000% due 05/25/2028 - 06/25/2028 (a)	4,770	116
4.498% due 07/01/2028 •	1	1
4.611% due 05/01/2036 •	142	140
4.690% due 05/01/2036 •	4	4
5.081% due 07/01/2029 •	12	12
5.273% due 10/25/2042 ~	91	92
5.522% due 11/01/2035 •	25	25
5.523% due 12/25/2036 •	23	22
5.583% due 03/25/2034 •	2	2
5.595% due 02/25/2037 •	230	227
5.613% due 08/25/2034 •	10	10
5.675% due 09/01/2034 •	30	30
5.695% due 12/25/2028 •	2	2
5.707% due 07/25/2037 •	78	77
5.715% due 06/25/2036 •	35	35
5.735% due 11/25/2036 •	35	35
5.745% due 04/25/2036 - 03/25/2044 •	207	206
5.765% due 03/25/2036 •	16	16
5.780% due 03/25/2036 •	11	11
5.795% due 06/25/2032 - 09/25/2032 •	12	12
5.825% due 07/25/2036 •	12	12
5.845% due 10/25/2030 - 09/25/2037 •	47	47
5.856% due 03/17/2032 - 05/18/2032 •	53	53
5.895% due 04/25/2042 •	77	76
5.935% due 07/25/2037 •	66	66
5.956% due 07/18/2027 - 05/18/2032 •	14	14
5.958% due 12/01/2036 •	1	1
6.025% due 04/25/2031 •	24	24
6.030% due 11/01/2035 •	6	6
6.038% due 10/01/2035 •	4	4
6.076% due 12/01/2036 •	2	2
6.131% due 12/25/2047 •	7,043	7,032
6.165% due 06/25/2037 •	49	50
6.245% due 07/25/2038 •	1	1
6.251% due 12/25/2050 •	5,736	5,738
6.295% due 04/25/2032 - 11/25/2049 •	7	6
6.300% due 01/01/2036 •	12	13
6.323% due 03/01/2036 •	13	13
6.340% due 02/01/2033 •	1	1
6.362% due 06/01/2043 •	106	107
6.363% due 03/01/2044 - 10/01/2044 •	595	603
6.395% due 11/25/2049 •	4	4
6.615% due 10/25/2038 •	13	13
6.660% due 09/01/2034 •	3	4
6.663% due 01/01/2036 •	2	2
6.737% due 01/01/2036 •	4	4
6.788% due 08/01/2035 •	3	3
6.807% due 12/01/2040 •	5	5
6.824% due 05/01/2034 •	1	1
6.897% due 06/01/2035 •	13	13
6.902% due 05/01/2038 •	461	475
6.933% due 08/01/2029 •	41	41
6.936% due 05/01/2035 •	37	37
6.940% due 09/01/2034 •	11	11
6.948% due 02/01/2034 •	7	7
6.965% due 06/01/2033 •	7	7
6.986% due 11/01/2034 •	20	21
7.166% due 06/01/2035 •	7	7
7.349% due 07/01/2034 •	1	1
7.460% due 05/01/2035 •	6	6
7.485% due 09/01/2034 •	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.487% due 09/01/2035 •	$4	$4
7.529% due 07/01/2035 •	4	4

Freddie Mac
0.892% due 01/15/2038 ~(a)	4,551	320
2.500% due 10/25/2048	4,552	4,192
3.000% due 12/25/2046	2,327	2,022
3.500% due 12/25/2046	4,937	4,431
5.000% due 08/15/2035	437	448
5.500% due 08/05/2027	13,500	13,510
5.707% due 07/15/2034 •	4	4
5.807% due 07/15/2036 •	104	103
5.857% due 06/15/2031 •	16	16
5.907% due 12/15/2031 - 09/15/2041 •	237	236
5.937% due 11/15/2036 •	10	10
5.957% due 07/15/2039 - 02/15/2041 •	598	596
6.007% due 06/15/2031 •	35	35
6.057% due 06/15/2031 - 12/15/2037 •	54	54
6.157% due 03/15/2032 •	42	42
6.199% due 10/01/2033 •	3	3
6.323% due 10/25/2044 - 02/25/2045 •	1,158	1,064
6.375% due 05/01/2034 •	6	6
6.457% due 11/15/2033 - 10/15/2049 •	71	73
6.500% due 07/25/2043	92	96
6.921% due 08/01/2035 •	1	1
7.230% due 07/01/2033 •	4	4
7.477% due 09/01/2035 •	15	16
7.481% due 08/01/2035 •	9	9
7.637% due 08/01/2034 •	7	7

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	3,266	2,968
3.625% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2025 ~	2	1
3.625% due 08/20/2027 - 08/20/2031 •	118	120
3.750% due 11/20/2026 - 12/20/2033 •	60	60
4.000% due 08/20/2027 - 09/20/2027 •	7	7
4.625% due 03/20/2029 - 03/20/2032 •	111	111
4.875% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2026 ~	2	2
4.875% due 06/20/2027 - 05/20/2032 •	155	155
5.967% due 11/20/2069 •	640	637
6.045% due 02/20/2074 •	2,378	2,368
6.084% due 12/20/2068 •	10,291	10,249
6.117% due 02/20/2070 •	448	449
6.135% due 04/20/2074 •	6,406	6,411
6.195% due 05/20/2074 •	4,048	4,066
6.211% due 08/16/2039 •	95	96
6.237% due 10/20/2066 •	1,184	1,187
6.245% due 01/20/2074 •	27,605	27,819
6.267% due 01/20/2066 •	2,221	2,223
6.295% due 10/20/2073 •	14,519	14,669
6.317% due 04/20/2066 - 11/20/2066 •	5,221	5,230
6.325% due 09/20/2073 •	9,475	9,570
6.417% due 12/20/2066 •	1,261	1,265
6.467% due 03/20/2066 •	5,093	5,113
6.522% due 04/20/2067 •	2,152	2,195
6.717% due 07/20/2067 •	2,269	2,307
6.859% due 11/20/2067 •	1,000	1,011
7.598% due 05/20/2071 •	9,460	9,729

U.S. Small Business Administration
5.370% due 04/01/2028	14	14
5.490% due 03/01/2028	7	8

Uniform Mortgage-Backed Security
4.000% due 04/01/2048 - 09/01/2049	33,115	32,225

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2054	55,200	53,062
5.500% due 11/01/2054	228,300	230,961

Total U.S. Government Agencies (Cost $474,235)		469,204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 5.8%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		$34,339	$33,729
0.125% due 10/15/2025 (h)(j)		36,002	35,306
0.375% due 07/15/2025		164,331	161,990
2.125% due 04/15/2029		332,825	342,162

Total U.S. Treasury Obligations (Cost $563,337)			573,187

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%

280 Park Avenue Mortgage Trust
6.298% due 09/15/2034 •		13,500	13,179

Adjustable Rate Mortgage Trust
6.035% due 02/25/2035 ~		92	91

AG Trust
7.112% due 07/15/2041 •		6,400	6,415

American Home Mortgage Assets Trust
5.159% due 05/25/2046 •		617	526
5.349% due 09/25/2046 •		262	238

Ashford Hospitality Trust
6.169% due 04/15/2035 •		7,586	7,545

Atrium Hotel Portfolio Trust
6.344% due 06/15/2035 •		17,200	17,188

Avon Finance PLC
5.880% due 12/28/2049 •	GBP	44,741	59,870

BAMLL Commercial Mortgage Securities Trust
6.261% due 09/15/2038 •		$4,200	4,028
7.111% due 03/15/2037 •		2,605	2,601

Banc of America Funding Trust
6.205% due 02/20/2036 ~		175	166

Banc of America Mortgage Trust
4.859% due 02/25/2036 ~		17	16
5.750% due 07/20/2032 ~		2	1

Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ		23,121	23,360

Bear Stearns Adjustable Rate Mortgage Trust
4.300% due 05/25/2047 ~		270	245
4.326% due 11/25/2034 ~		2,825	2,507
5.069% due 01/25/2035 ~		15	15
5.130% due 11/25/2030 ~		12	12
5.379% due 08/25/2033 ~		322	301
5.643% due 07/25/2033 ~		330	304
5.688% due 01/25/2034 ~		14	13
6.540% due 01/25/2034 ~		50	50
7.098% due 11/25/2034 ~		104	98

Bear Stearns ALT-A Trust
4.654% due 11/25/2036 ~		937	519
5.240% due 09/25/2035 ~		927	558
5.289% due 02/25/2034 •		167	158
5.339% due 01/25/2036 ~		311	294
5.454% due 05/25/2035 ~		39	37

Bear Stearns Asset-Backed Securities Trust
5.500% due 09/25/2033 þ		3,916	3,604

Bear Stearns Structured Products, Inc. Trust
4.213% due 12/26/2046 ~		1,110	887
5.515% due 01/26/2036 ~		1,539	1,143

Beast Mortgage Trust
6.261% due 03/15/2036 •		5,200	4,491

BIG Commercial Mortgage Trust
6.438% due 02/15/2039 •		13,133	13,038

BWAY Mortgage Trust
6.461% due 09/15/2036 •		9,200	8,771

BX Trust
5.911% due 01/15/2034 •		29,299	29,181

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.219% due 08/25/2035 •		37	35

Citigroup Mortgage Loan Trust
3.250% due 03/25/2061 ~		1,058	1,031
4.972% due 09/25/2037 ~		548	486
5.000% due 05/25/2051 •		11,438	10,655
5.039% due 01/25/2037 •		93	80
5.676% due 07/25/2046 ~		79	77
6.235% due 03/25/2034 ~		13	12

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.246% due 08/25/2035 ~		$96	$90
6.830% due 09/25/2035 •		1	1
7.200% due 10/25/2035 •		17	17
7.410% due 05/25/2035 •		22	22

Colony Mortgage Capital Ltd.
6.362% due 11/15/2038 •		13,283	13,115

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		26,883	27,177

Commercial Mortgage Trust
2.315% due 02/10/2037 ~		2,150	2,121
2.896% due 02/10/2037		983	966

Countrywide Alternative Loan Trust
4.712% due 02/25/2037 ~		249	218
5.255% due 02/20/2047 •		1,489	1,190
5.270% due 12/20/2046 •		982	846
5.285% due 07/20/2046 •		488	402
5.289% due 02/25/2047 •		53	51
5.329% due 05/25/2047 •		951	900
5.349% due 09/25/2046 •		270	257
5.389% due 07/25/2046 •		97	87
6.000% due 04/25/2037		102	47
6.123% due 12/25/2035 •		170	143
6.123% due 02/25/2036 •		120	108
6.250% due 12/25/2033		42	45

Countrywide Home Loan Mortgage Pass-Through Trust
4.844% due 09/25/2047 ~		50	46
5.429% due 05/25/2035 •		75	63
5.549% due 04/25/2035 •		4	4
6.125% due 07/19/2031 ~		2	2

Countrywide Home Loan Reperforming REMIC Trust
4.761% due 01/25/2034 ~		5	5
5.309% due 06/25/2035 •		643	608

Credit Suisse First Boston Mortgage Securities Corp.
5.949% due 11/25/2034 ~		103	100
6.059% due 03/25/2032 ~		14	13
6.344% due 11/25/2033 ~		67	63

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.445% due 03/25/2059 ~		6,721	6,708
3.904% due 04/25/2062 ~		2,776	2,684
4.074% due 12/27/2060 ~		9,630	9,603
5.000% due 07/25/2056 •		10,747	10,022
6.194% due 07/15/2032 •		3,714	3,635

Dutch Property Finance BV
4.336% due 07/28/2054 •	EUR	270	301

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		$231	227

Eurohome U.K. Mortgages PLC
5.249% due 06/15/2044 •	GBP	228	303

Extended Stay America Trust
6.291% due 07/15/2038 •		$89,371	89,331

Fannie Mae
5.866% due 03/25/2049 •		415	410

First Horizon Mortgage Pass-Through Trust
6.747% due 08/25/2035 ~		93	66

FirstKey Master Funding
3.000% due 05/27/2036 ~		1,774	1,634

Freddie Mac
6.347% due 12/25/2054 «(b)		81,900	81,885

GCAT Trust
1.091% due 05/25/2066 ~		12,146	10,565
1.348% due 05/25/2066 ~		1,220	1,062
2.650% due 10/25/2068 ~		830	799
2.885% due 12/27/2066 ~		23,840	22,224

GCT Commercial Mortgage Trust
6.011% due 02/15/2038 •		16,100	14,502

Gemgarto PLC
5.570% due 12/16/2067 •	GBP	2,081	2,782

Ginnie Mae
6.245% due 11/20/2073 •		$2,011	2,025
6.245% due 07/20/2074 •		4,736	4,775
6.345% due 05/20/2073 •		23,264	23,543
6.445% due 05/20/2073 •		5,339	5,435
6.445% due 11/20/2073 •		4,411	4,497

GMAC Mortgage Corp. Loan Trust
4.495% due 08/19/2034 ~		184	167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GreenPoint Mortgage Funding Trust
5.409% due 06/25/2045 •		$52	$46
5.429% due 06/25/2045 •		41	30
5.509% due 11/25/2045 •		103	94

GS Mortgage Securities Corp. Trust
6.464% due 12/15/2036 •		7,750	7,732
8.497% due 08/15/2039 •		10,600	10,629

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		9,153	8,527
5.000% due 02/25/2052 •		24,396	22,725
6.613% due 11/25/2054 •		25,743	25,762

GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		63	61

GSR Mortgage Loan Trust
4.393% due 04/25/2036 ~		112	75
4.609% due 01/25/2036 ~		83	74
5.202% due 09/25/2035 ~		281	269

HarborView Mortgage Loan Trust
5.339% due 03/19/2037 •		322	295
5.519% due 05/19/2035 •		348	332
5.559% due 03/19/2036 •		1,014	922
6.031% due 08/19/2036 ~		4	4
6.421% due 04/19/2034 ~		6	6

HPLY Trust
6.232% due 11/15/2036 •		4,379	4,376

Impac CMB Trust
5.609% due 03/25/2035 •		845	816
6.516% due 01/25/2032 ~		1	0

IndyMac IMSC Mortgage Loan Trust
5.329% due 07/25/2047 •		264	176

IndyMac INDX Mortgage Loan Trust
4.593% due 12/25/2034 ~		7	7
5.349% due 09/25/2046 •		491	428
5.369% due 06/25/2046 •		203	175
5.389% due 05/25/2046 •		72	65
5.449% due 07/25/2035 •		49	45

InTown Mortgage Trust
7.586% due 08/15/2039 •		28,500	28,630

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		855	829
4.128% due 07/05/2031		5,000	4,585
6.354% due 06/15/2035 •		4,555	3,985
6.561% due 12/15/2036 •		8,500	6,419
6.594% due 12/15/2031 •		4,345	4,033

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,471	1,352
3.500% due 08/25/2050 ~		266	244
3.876% due 04/25/2035 ~		540	444
5.000% due 02/25/2052 •		9,773	9,101

Kinbane DAC
4.196% due 09/25/2062 ~	EUR	15,192	16,836

Legacy Mortgage Asset Trust
2.250% due 07/25/2067 þ		$5,957	5,916
4.750% due 07/25/2061 þ		2,864	2,846
4.875% due 10/25/2068 þ		9,200	9,233

Luminent Mortgage Trust
5.309% due 12/25/2036 •		294	264
5.329% due 12/25/2036 •		35	33
5.369% due 10/25/2046 •		80	72

MASTR Adjustable Rate Mortgages Trust
5.179% due 04/25/2046 •		159	141
6.435% due 11/21/2034 ~		155	148

MASTR Alternative Loan Trust
6.000% due 08/25/2033		163	167

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.911% due 11/15/2031 •		122	117

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.651% due 12/15/2030 •		112	108
6.071% due 08/15/2032 •		7	7
6.134% due 10/20/2029 •		110	112

Merrill Lynch Mortgage Investors Trust
5.389% due 02/25/2036 •		870	850
5.469% due 11/25/2035 •		100	95
6.626% due 12/25/2032 •		1	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
4.271% due 04/25/2037 ~		$141	$123

MFA Trust
1.131% due 07/25/2060 ~		1,326	1,202
2.479% due 03/25/2065 ~		996	959

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		8,281	7,882
2.750% due 08/25/2059 ~		8,525	8,244

Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048		132	131

Morgan Stanley Capital Trust
6.211% due 05/15/2036 •		11,400	8,008

Morgan Stanley Mortgage Loan Trust
5.409% due 02/25/2047 •		644	166
6.940% due 06/25/2036 ~		21	21

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		11,106	10,345

MortgageIT Mortgage Loan Trust
5.709% due 12/25/2034 •		124	123

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,753	1,646
2.464% due 01/26/2060 ~		820	770
3.500% due 12/25/2057 ~		1,502	1,459
3.500% due 10/25/2059 ~		1,334	1,264
4.500% due 05/25/2058 ~		5,903	5,845

New York Mortgage Trust
4.670% due 08/25/2061 þ		14,865	14,753

NYO Commercial Mortgage Trust
6.306% due 11/15/2038 •		55,900	54,332

OBX Trust
5.000% due 10/25/2051 •		5,569	5,200
5.619% due 06/25/2057 •		582	570
5.988% due 01/25/2064 þ		12,412	12,584
6.067% due 01/25/2064 þ		14,664	14,898
6.129% due 12/25/2063 þ		24,024	24,426
6.447% due 02/25/2064 þ		16,528	16,907

One New York Plaza Trust
6.161% due 01/15/2036 •		27,900	26,681

PRKCM Trust
6.333% due 03/25/2059 þ		4,638	4,715

PRPM Trust
6.265% due 12/25/2068 þ		3,743	3,814
6.327% due 06/25/2069 þ		4,775	4,862

Residential Accredit Loans, Inc. Trust
5.269% due 08/25/2035 •		268	203
5.389% due 04/25/2046 •		136	35
5.469% due 08/25/2037 •		97	91
6.483% due 09/25/2045 •		146	125

Residential Asset Securitization Trust
5.750% due 02/25/2036		80	29
5.988% due 12/25/2034 ~		616	570

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		6	6

RESIMAC Premier
5.924% due 07/10/2052 •		1,509	1,509

Sage AR Funding PLC
6.230% due 11/17/2030 •	GBP	4,800	6,425

Sequoia Mortgage Trust
5.133% due 01/20/2047 ~		$58	42
5.475% due 05/20/2035 •		707	647
5.835% due 10/20/2027 •		37	36
6.228% due 05/20/2034 •		30	31
7.176% due 04/20/2035 ~		19	19

Structured Adjustable Rate Mortgage Loan Trust
4.953% due 08/25/2035 ~		143	124
6.523% due 01/25/2035 •		19	17
7.251% due 02/25/2034 ~		11	11

Structured Asset Mortgage Investments Trust
5.229% due 03/25/2037 •		230	85
5.349% due 07/25/2046 •		833	595
5.409% due 05/25/2036 •		1,918	1,541
5.409% due 05/25/2046 •		598	211
5.429% due 05/25/2045 •		104	92
5.529% due 02/25/2036 •		7	6
5.579% due 07/19/2035 •		28	27

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.659% due 07/19/2034 •		$3	$2
5.739% due 09/19/2032 •		2	2
5.779% due 03/19/2034 •		52	49
5.779% due 04/19/2035 •		286	276

Thornburg Mortgage Securities Trust
5.593% due 04/25/2045 ~		23	22

Towd Point Mortgage Funding
5.952% due 07/20/2053 •	GBP	9,043	12,126

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$11,796	11,404
2.710% due 01/25/2060 ~		10,380	9,938
2.750% due 07/25/2057 ~		807	800
3.750% due 05/25/2058 ~		11,774	11,564
5.969% due 05/25/2058 •		5,440	5,611
5.969% due 10/25/2059 •		3,691	3,767

TTAN
6.061% due 03/15/2038 •		2,083	2,078

Verus Securitization Trust
5.712% due 01/25/2069 þ		19,202	19,385
5.811% due 05/25/2068 þ		5,552	5,593
5.850% due 12/25/2067 þ		4,853	4,881
5.999% due 02/25/2068 þ		1,525	1,536
6.218% due 06/25/2069 þ		7,913	8,067
6.338% due 04/25/2069 þ		3,585	3,658
6.443% due 08/25/2068 þ		3,391	3,447
6.476% due 06/25/2068 þ		11,183	11,352

WaMu Mortgage Pass-Through Certificates Trust
3.427% due 05/25/2037 ~		179	141
3.745% due 01/25/2037 ~		147	128
3.843% due 04/25/2037 ~		103	92
4.240% due 12/25/2036 ~		97	88
4.242% due 02/25/2037 ~		207	189
4.286% due 12/25/2046 •		336	298
4.367% due 02/25/2037 ~		189	166
4.375% due 02/25/2037 ~		519	465
4.390% due 12/25/2046 •		677	576
4.524% due 02/27/2034 •		10	10
4.918% due 09/25/2036 ~		132	112
5.489% due 11/25/2045 •		34	32
5.509% due 12/25/2045 •		36	36
5.549% due 10/25/2045 •		223	219
5.589% due 01/25/2045 •		24	24
5.616% due 03/25/2033 ~		11	11
5.689% due 10/25/2045 •		371	362
5.712% due 06/25/2034 ~		254	236
5.749% due 01/25/2045 •		704	674
5.823% due 02/25/2047 •		185	160
5.853% due 01/25/2047 •		108	102
5.863% due 01/25/2047 •		223	201
5.883% due 04/25/2047 •		347	309
6.123% due 02/25/2046 •		623	575
6.123% due 08/25/2046 •		2,410	2,202
6.171% due 07/25/2046 •		86	76
6.171% due 08/25/2046 •		1,082	919
6.323% due 11/25/2042 •		58	55
6.373% due 01/25/2047 •		74	67
6.523% due 06/25/2042 •		54	50
6.523% due 08/25/2042 •		91	87
6.577% due 09/25/2033 ~		292	291
6.623% due 09/25/2046 •		150	144
6.623% due 11/25/2046 •		63	55
6.806% due 09/25/2033 ~		53	52

Warwick Finance Residential Mortgages PLC
6.449% due 03/21/2042 •	GBP	2,001	2,706

Washington Mutual Mortgage Pass-Through Certificates Trust
6.093% due 05/25/2046 •		$166	142

Wells Fargo Commercial Mortgage Trust
6.747% due 01/15/2059 •		3,500	3,477

Total Non-Agency Mortgage-Backed Securities (Cost $1,133,857)			1,117,451

ASSET-BACKED SECURITIES 26.7%

522 Funding CLO Ltd.
6.624% due 04/20/2030 •		158	158

AASET Trust
3.844% due 01/16/2038		5,263	3,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ABFC Trust
5.669% due 06/25/2034 •		$222	$222
5.944% due 06/25/2033 •		437	436

ACAS CLO Ltd.
6.431% due 10/18/2028 •		3,779	3,782

Accredited Mortgage Loan Trust
5.229% due 09/25/2036 •		1,235	1,226

ACE Securities Corp. Home Equity Loan Trust
5.089% due 10/25/2036 •		8	3
5.749% due 04/25/2034 •		10,807	10,246
6.004% due 10/25/2034 •		1,652	1,593

ACREC LLC
7.327% due 02/19/2038 •		6,296	6,333

Ally Auto Receivables Trust
5.760% due 11/15/2026		10,017	10,037
6.150% due 01/17/2034		531	531

American Money Management Corp. CLO Ltd.
6.314% due 11/10/2030 •		3,229	3,231

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.749% due 05/25/2034 •		8	8

Amortizing Residential Collateral Trust
5.669% due 10/25/2031 •		73	72

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.909% due 06/25/2029 •		73	72

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •		32,200	32,271

Apidos CLO
6.477% due 07/17/2030 •		1,835	1,835

Aqueduct European CLO DAC
4.328% due 07/20/2030 •	EUR	7,362	8,203

AREIT LLC
7.325% due 06/17/2039 •		$26,299	26,435

AREIT Trust
6.277% due 11/17/2038 •		2,645	2,640

Ares CLO Ltd.
6.606% due 04/17/2033 •		24,900	24,919
6.613% due 01/15/2032 •		11,411	11,424

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.772% due 12/25/2033 •		284	348

Asset-Backed Securities Corp. Home Equity Loan Trust
2.917% due 07/25/2036 •		861	838
5.049% due 05/25/2037 •		17	12

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		36,305	36,063

Bain Capital Credit CLO Ltd.
1.000% due 07/16/2034 (b)		11,100	11,100

Bain Capital Euro CLO DAC
4.428% due 01/20/2032 •	EUR	12,764	14,218

Bank of America Auto Trust
5.830% due 05/15/2026		$8,289	8,306

Bear Stearns Asset-Backed Securities Trust
5.769% due 10/27/2032 •		16	16
5.969% due 11/25/2042 •		8	8
6.219% due 08/25/2037 •		59	59

Benefit Street Partners CLO Ltd.
6.632% due 04/20/2034 •		5,400	5,409

Black Diamond CLO DAC
4.548% due 01/20/2032	EUR	388	432

BlueMountain CLO Ltd.
6.475% due 10/25/2030 •		$8,169	8,175

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	3,200	2,446
5.430% due 01/20/2026		6,216	4,632

BMW Vehicle Lease Trust
5.950% due 08/25/2025		$4,245	4,252
5.990% due 09/25/2026		23,400	23,628

Brightspire Capital Ltd.
6.229% due 08/19/2038 •		9,724	9,694

BXMT Ltd.
6.597% due 11/15/2037 •		2,219	2,185

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Multi-Asset Execution Trust
2.800% due 03/15/2027		$11,300	$11,203

CARDS Trust
5.869% due 07/15/2028 •		30,000	30,062

Carlyle Euro CLO DAC
4.385% due 01/15/2031 •	EUR	9,923	11,024

Carlyle Global Market Strategies CLO Ltd.
6.517% due 04/17/2031 •		$833	834

Carlyle U.S. CLO Ltd.
6.451% due 10/15/2031 •		11,370	11,376
6.544% due 04/20/2031 •		6,141	6,143

CarMax Auto Owner Trust
5.230% due 01/15/2026		349	349
5.300% due 03/15/2027		14,793	14,836
5.720% due 11/16/2026		5,083	5,099
5.962% due 03/15/2027 •		20,225	20,237
6.142% due 12/15/2026 •		18,644	18,677
6.192% due 06/15/2026 •		5,209	5,215

Carvana Auto Receivables Trust
0.800% due 01/10/2027		2,752	2,693

Chase Funding Trust
5.609% due 08/25/2032 •		18	18

Chesapeake Funding LLC
5.520% due 05/15/2036		10,344	10,471
6.112% due 05/15/2036 •		7,259	7,236
6.592% due 05/15/2035 •		8,636	8,694

CIFC Funding Ltd.
6.495% due 10/24/2030 •		17,018	17,034
6.585% due 04/27/2031 •		215	215

Citigroup Mortgage Loan Trust
5.029% due 07/25/2045 •		184	129

Citizens Auto Receivables Trust
5.540% due 11/16/2026		13,200	13,258
5.840% due 01/18/2028		11,600	11,773
5.942% due 10/15/2026 •		18,937	18,954
6.090% due 10/15/2026		16,325	16,384
6.130% due 07/15/2026		3,100	3,108
6.292% due 07/15/2026 •		4,667	4,674

CNH Equipment Trust
5.900% due 02/16/2027		18,540	18,623

College Avenue Student Loans LLC
6.619% due 11/26/2046 •		1,014	1,015

Commonbond Student Loan Trust
2.550% due 05/25/2041		853	804
3.560% due 09/25/2045		747	714

Countrywide Asset-Backed Certificates Trust
5.259% due 05/25/2047 •		127	122
5.269% due 09/25/2046 •		2	2
5.509% due 12/25/2034 •		3,186	3,110
5.769% due 10/25/2047 •		1,110	1,045
5.794% due 03/25/2034 •		396	418
5.869% due 05/25/2036 •		232	227
6.469% due 10/25/2034 •		651	647

Countrywide Revolving Home Equity Loan Trust
5.351% due 01/15/2037 •		4	4

CPS Auto Receivables Trust
4.910% due 06/15/2028		6,500	6,507

Credit Suisse First Boston Mortgage Securities Corp.
4.745% due 01/25/2032 •		1	1

Credit-Based Asset Servicing & Securitization LLC
5.512% due 07/25/2037 •		190	126

Credit-Based Asset Servicing & Securitization Trust
5.089% due 11/25/2036 •		33	15

Crestline Denali CLO Ltd.
6.685% due 10/23/2031 •		18,083	18,106

CVC Cordatus Loan Fund DAC
4.111% due 09/15/2031 •	EUR	17,357	19,285

Daimler Trucks Retail Trust
6.030% due 09/15/2025		$10,093	10,112

Dell Equipment Finance Trust
5.840% due 01/22/2029		7,995	8,012
6.100% due 04/23/2029		10,221	10,263

Delta Funding Home Equity Loan Trust
6.031% due 09/15/2029 •		13	13

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DLLAA LLC
5.930% due 07/20/2026		$6,941	$6,978

Dryden Euro CLO DAC
4.345% due 04/15/2033 •	EUR	8,842	9,837

Dryden Senior Loan Fund
6.429% due 10/19/2029 •		$6,981	6,994
6.451% due 07/15/2030 •		1,452	1,454

ECMC Group Student Loan Trust
6.145% due 02/27/2068 •		12,239	12,163
6.395% due 07/25/2069 •		6,477	6,475
6.445% due 05/25/2067 •		856	856

Elevation CLO Ltd.
6.496% due 10/25/2030 •		5,141	5,146

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		21,750	19,383

EMC Mortgage Loan Trust
5.709% due 05/25/2040 •		16	16

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		6,013	6,001
5.740% due 12/20/2026		20,000	20,235
5.760% due 10/22/2029		20,312	20,492
6.400% due 03/20/2030		32,922	33,664

Euro-Galaxy CLO DAC
4.325% due 04/24/2034 •	EUR	3,741	4,141

Fifth Third Auto Trust
5.800% due 11/16/2026		$10,359	10,387

Finance America Mortgage Loan Trust
5.794% due 08/25/2034 •		5,040	4,860

First Franklin Mortgage Loan Trust
5.129% due 11/25/2036 •		344	342

First NLC Trust
5.039% due 08/25/2037 •		314	160

Ford Auto Securitization Trust
5.410% due 04/15/2026	CAD	12,357	9,167
5.889% due 05/15/2026		417	309

Ford Credit Auto Lease Trust
5.842% due 07/15/2026 •		$25,416	25,433
5.932% due 02/15/2026 •		31,190	31,205

Ford Credit Auto Owner Trust
5.140% due 03/15/2026		1,455	1,455

Fremont Home Loan Trust
5.704% due 01/25/2035 •		354	347

Gallatin CLO Ltd.
6.653% due 07/15/2031 •		14,746	14,764

GM Financial Consumer Automobile Receivables Trust
5.100% due 05/18/2026		4,099	4,100
5.740% due 09/16/2026		10,647	10,674
5.872% due 11/16/2026 •		12,262	12,276
6.092% due 05/18/2026 •		4,025	4,028

GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026 «	CAD	10,200	7,813
4.981% due 02/20/2026		4,211	3,119

GoldenTree Loan Management U.S. CLO Ltd.
6.433% due 04/24/2031 •		$15,113	15,121

GPMT Ltd.
6.384% due 12/15/2036 •		10,460	10,276

Greywolf CLO Ltd.
6.706% due 01/27/2031 •		2,534	2,536

GSAA Home Equity Trust
5.509% due 07/25/2037 •		299	282

GSAMP Trust
5.039% due 12/25/2036 •		251	126
5.489% due 06/25/2036 •		2,628	2,541
5.719% due 01/25/2034 •		807	797

GSRPM Mortgage Loan Trust
5.469% due 03/25/2035 •		541	563

Harvest CLO DAC
4.445% due 07/15/2031 •	EUR	9,142	10,184

HERA Commercial Mortgage Ltd.
6.179% due 02/18/2038 •		$3,993	3,970

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		38,400	38,832

Home Equity Asset Trust
5.554% due 07/25/2036 •		1,125	1,116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.889% due 02/25/2033 •		$1	$1
5.914% due 06/25/2034 •		1,398	1,395

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026		4,737	4,745

HSI Asset Loan Obligation Trust
4.487% due 12/25/2036 •		81	24

HSI Asset Securitization Corp. Trust
5.464% due 02/25/2036 •		1,685	1,601

Hyundai Auto Lease Securitization Trust
5.942% due 03/16/2026 •		22,133	22,148
6.092% due 09/15/2025 •		1,688	1,689

Hyundai Auto Receivables Trust
5.190% due 12/15/2025		2,541	2,542
5.290% due 04/15/2027		11,898	11,945
5.762% due 04/15/2027 •		5,056	5,059
5.770% due 05/15/2026		8,741	8,762
5.800% due 01/15/2027		7,420	7,454
6.092% due 12/15/2025 •		3,388	3,390

Invesco Euro CLO DAC
4.335% due 07/15/2031 •	EUR	2,500	2,761

JP Morgan Mortgage Acquisition Trust
5.179% due 10/25/2036 •		$1,196	1,184
5.209% due 05/25/2037 •		200	199
5.374% due 07/25/2036 •		1,463	1,441

KKR CLO Ltd.
6.481% due 07/18/2030 •		6,590	6,595
6.513% due 07/15/2030 •		4,876	4,879

LAD Auto Receivables Trust
5.930% due 06/15/2027		10,417	10,448
6.090% due 06/15/2026		2,794	2,796
6.210% due 10/15/2026		12,474	12,503

LCM LP
6.544% due 07/20/2030 •		6,987	6,991

LCM Ltd.
6.614% due 10/20/2029 •		202	203

Lehman ABS Mortgage Loan Trust
5.059% due 06/25/2037 •		215	145

LoanCore Issuer Ltd.
6.511% due 07/15/2036 •		3,024	3,017

Long Beach Mortgage Loan Trust
5.529% due 10/25/2034 •		341	334
5.669% due 03/25/2032 •		16	16
5.944% due 04/25/2035 •		5,040	5,008
5.989% due 08/25/2033 •		17	17

M&T Equipment Notes
6.090% due 07/15/2030		17,654	17,717

M360 Ltd.
6.534% due 11/22/2038 •		10,308	10,010

Marble Point CLO Ltd.
6.603% due 10/15/2030 •		10,107	10,113

Massachusetts Educational Financing Authority
6.571% due 04/25/2038 •		191	191

Master Credit Card Trust
6.091% due 01/21/2028 •		50,700	50,883
6.191% due 01/21/2027 •		91,000	91,296

MASTR Asset-Backed Securities Trust
5.069% due 11/25/2036 •		46	14
5.069% due 01/25/2037 •		248	72
5.669% due 09/25/2034 •		5,184	4,759
5.749% due 02/25/2034 •		741	785

MBarc Credit Canada, Inc.
5.445% due 10/15/2025	CAD	25,478	18,867

Merrill Lynch Mortgage Investors Trust
5.129% due 09/25/2037 •		$3	1
5.209% due 02/25/2037 •		246	72

MF1 Ltd.
6.209% due 10/16/2036 •		41,040	40,887
6.897% due 12/15/2035 •		11,460	11,485

MF1 Multifamily Housing Mortgage Loan Trust
6.047% due 07/15/2036 •		12,592	12,538

MidOcean Credit CLO
6.440% due 02/20/2031 •		17,328	17,347

MMAF Equipment Finance LLC
5.200% due 09/13/2027		11,836	11,896
5.790% due 11/13/2026		12,564	12,638

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
5.029% due 05/25/2037 •		$78	$70
5.169% due 09/25/2036 •		17	6
5.589% due 12/25/2035 •		301	294
5.869% due 05/25/2034 •		10,570	10,893

Morgan Stanley Home Equity Loan Trust
5.959% due 05/25/2035 •		495	487

Morgan Stanley IXIS Real Estate Capital Trust
5.019% due 11/25/2036 •		7	2

Mountain View CLO LLC
6.638% due 10/16/2029 •		1,119	1,119

Navient Private Education Loan Trust
2.460% due 11/15/2068		1,249	1,205
6.111% due 11/15/2068 •		1,806	1,799
6.661% due 07/16/2040 •		3,771	3,782

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		536	484
1.170% due 09/16/2069		5,591	5,185
1.330% due 04/15/2069		6,120	5,587
1.690% due 05/15/2069		9,572	8,916
6.211% due 04/15/2069 •		6,385	6,388
6.811% due 11/15/2068 •		597	602

Navient Student Loan Trust
6.195% due 07/26/2066 •		8,321	8,328
6.445% due 12/27/2066 •		13,100	13,138
7.042% due 03/15/2072 •		22,587	22,775

Nelnet Student Loan Trust
5.409% due 09/27/2066 •		2,826	2,828
5.769% due 08/25/2067 •		14,530	14,491
5.995% due 02/27/2051 •		1,494	1,491
6.095% due 09/27/2038 •		2,020	2,012
6.195% due 09/25/2065 •		1,214	1,214
6.245% due 02/25/2066 •		1,591	1,587
6.295% due 06/27/2067 •		29,135	29,145

New Century Home Equity Loan Trust
5.329% due 05/25/2036 •		79	79
5.899% due 11/25/2034 •		1,571	1,582

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.119% due 07/25/2036 •		2,328	2,158

NovaStar Mortgage Funding Trust
5.629% due 01/25/2036 •		1,026	1,016
6.049% due 06/25/2035 •		501	500

OAK Hill European Credit Partners DAC
4.428% due 10/20/2031	EUR	29,754	33,013

Oaktree CLO Ltd.
6.654% due 04/22/2030 •		$13,805	13,816

OCP CLO Ltd.
6.664% due 07/20/2029 •		506	507

OCP Euro CLO DAC
4.568% due 09/22/2034 •	EUR	8,960	9,951

Octagon Investment Partners Ltd.
6.432% due 10/20/2030 •		$10,948	10,954

Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		1,840	1,872
7.400% due 03/15/2030 ~		789	794

Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •	EUR	13,565	15,107

Palmer Square Loan Funding Ltd.
6.363% due 10/15/2029 •		$3,266	3,268

PFP Ltd.
6.915% due 09/17/2039 •		9,000	9,042
7.371% due 08/19/2035 •		15,223	15,313

PFS Financing Corp.
6.492% due 08/15/2027 •		54,200	54,485

PRET LLC
2.487% due 07/25/2051 þ		2,881	2,866
4.868% due 07/25/2051 þ		2,335	2,310
4.992% due 02/25/2061 þ		5,831	5,835

Progress Residential Trust
1.692% due 08/17/2040		8,056	7,313
2.013% due 11/17/2040		4,379	4,004

RAAC Trust
5.519% due 01/25/2046 •		1,837	1,832

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	$7,678	$7,768

Ready Capital Mortgage Financing LLC
5.919% due 07/25/2036 •	745	742
6.913% due 01/25/2037 •	25,730	25,761
7.229% due 10/25/2039 •	4,657	4,675

Recette Clo Ltd.
6.624% due 04/20/2034 •	7,400	7,405

Regatta Funding Ltd.
6.485% due 10/25/2031 •	18,954	18,973

Renaissance Home Equity Loan Trust
3.838% due 08/25/2033 •	244	226
5.689% due 11/25/2034 •	103	90

Residential Asset Mortgage Products Trust
5.659% due 10/25/2035 •	18	17
5.701% due 01/25/2034 •	632	643
5.749% due 07/25/2035 •	198	197

Sandstone Peak Ltd.
0.000% due 10/15/2034 •	11,300	11,300

Saranac CLO Ltd.
6.333% due 08/13/2031 •	1,813	1,815

SBNA Auto Lease Trust
6.270% due 04/20/2026	17,816	17,905

Securitized Asset-Backed Receivables LLC Trust
5.639% due 08/25/2034 •	3,243	3,050
5.644% due 01/25/2035 •	403	355

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027	448	449
6.145% due 03/22/2027 •	1,866	1,868

SLM Student Loan Trust
5.845% due 06/25/2043 •	6,091	5,978
6.045% due 12/27/2038 •	1,089	1,078
6.095% due 01/25/2029 •	2,490	2,431
6.221% due 10/25/2029 •	226	226
6.371% due 04/25/2049	99	99
6.521% due 07/25/2049	1,080	1,071
7.321% due 10/25/2049	1,696	1,699

SMB Private Education Loan Trust
1.340% due 03/17/2053	8,185	7,577
1.600% due 09/15/2054	6,952	6,485
2.340% due 09/15/2034	53	52
5.090% due 10/16/2056	3,400	3,453
5.500% due 06/17/2052	4,903	5,055
5.819% due 09/15/2054 •	25,340	25,247
5.941% due 01/15/2053 •	5,803	5,742
6.442% due 06/17/2052 •	2,115	2,101
6.442% due 07/15/2053 •	17,236	17,076
6.661% due 02/17/2032 •	230	230
6.700% due 10/16/2056 •	5,714	5,726
6.792% due 03/15/2056 •	1,428	1,439
6.892% due 11/15/2052 •	10,836	10,942
7.192% due 05/16/2050 •	3,796	3,860

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	189	189

SoFi Professional Loan Program LLC
3.020% due 02/25/2040	195	192

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	8,422	7,902

Sound Point CLO Ltd.
6.526% due 07/25/2030 •	7,952	7,958
6.565% due 01/25/2032 •	9,800	9,803

Soundview Home Loan Trust
5.529% due 05/25/2036 •	7,089	6,877

Specialty Underwriting & Residential Finance Trust
5.944% due 12/25/2035 •	295	292

Stonepeak ABS
2.301% due 02/28/2033	4,878	4,648

Structured Asset Securities Corp. Mortgage Loan Trust
6.815% due 04/25/2035 •	115	114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Symphony CLO Ltd.
6.031% due 04/18/2033 •		$5,800	$5,800
6.508% due 04/16/2031 •		2,331	2,333

Symphony Static CLO Ltd.
6.376% due 10/25/2029 •		10,807	10,812

Synchrony Card Funding LLC
5.740% due 10/15/2029		5,000	5,149

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		32,888	32,916

TCW CLO Ltd.
6.516% due 04/25/2031 •		1,744	1,745

Terwin Mortgage Trust
5.389% due 07/25/2037 •		184	183

Tesla Auto Lease Trust
5.860% due 08/20/2025		12,368	12,380
6.020% due 09/22/2025		17,074	17,108

Thompson Park CLO Ltd.
6.563% due 04/15/2034 •		1,375	1,376

Toro European CLO DAC
4.624% due 01/12/2032 •	EUR	8,585	9,541

Towd Point Asset Trust
5.775% due 11/20/2061 •		$11,192	11,125

Towd Point Mortgage Trust
5.848% due 01/25/2064 ~		6,900	6,977
6.125% due 02/25/2064 ~		1,506	1,522
6.290% due 05/25/2064 ~		7,312	7,407

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		8,334	8,353
5.787% due 01/15/2026 •		2,540	2,541

Toyota Lease Owner Trust
0.000% due 02/22/2027 •		23,600	23,615
5.896% due 04/20/2026 •		26,948	26,972

Trillium Credit Card Trust
5.598% due 12/26/2028 •		61,000	61,151
5.698% due 08/26/2028 •		112,600	113,000

Trinitas CLO Ltd.
6.655% due 04/25/2033 •		14,500	14,519

USAA Auto Owner Trust
5.830% due 07/15/2026		9,369	9,388

Venture CLO Ltd.
6.370% due 09/07/2030 •		12,265	12,278
6.444% due 10/20/2028 •		1,335	1,335
6.623% due 07/15/2031 •		8,369	8,375
6.644% due 01/20/2029 •		3,990	3,992
6.674% due 04/20/2032 •		16,700	16,717

Verdelite Static CLO Ltd.
6.424% due 07/20/2032 •		9,900	9,920

Verizon Master Trust
5.992% due 12/20/2028 •		17,200	17,241

Vibrant CLO Ltd.
6.584% due 09/15/2030 •		9,887	9,894

VMC Finance LLC
6.229% due 06/16/2036 •		274	275

Volkswagen Auto Lease Trust
5.916% due 01/20/2026 •		18,802	18,816

Volkswagen Auto Loan Enhanced Trust
5.500% due 12/21/2026		20,216	20,264

Volvo Financial Equipment LLC
4.560% due 05/17/2027		17,500	17,531

Voya CLO Ltd.
6.563% due 10/15/2030 •		932	933

Washington Mutual Asset-Backed Certificates Trust
4.238% due 10/25/2036 •		43	16

Wind River CLO Ltd.
6.643% due 07/15/2031 •		32,922	32,963

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

World Omni Auto Receivables Trust
5.180% due 07/15/2026		$1,899	$1,899
5.250% due 11/16/2026		3,028	3,029
5.570% due 12/15/2026		6,579	6,592

World Omni Automobile Lease Securitization Trust
6.102% due 11/17/2025 •		1,792	1,793

Total Asset-Backed Securities (Cost $2,621,959)			2,611,648

SOVEREIGN ISSUES 0.6%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	339,000	58,997

Total Sovereign Issues (Cost $60,060)			58,997

SHORT-TERM INSTRUMENTS 8.3%

COMMERCIAL PAPER 0.6%

Bacardi Martini BV
5.700% due 10/17/2024		$8,800	8,778

Crown Castle, Inc.
5.270% due 10/24/2024		2,700	2,691
5.270% due 10/29/2024		26,200	26,090
5.300% due 10/24/2024		15,100	15,047

Quanta Services, Inc.
5.150% due 10/03/2024 (b)		8,650	8,646

			61,252

REPURCHASE AGREEMENTS (f) 7.3%
			718,470

ISRAEL TREASURY BILLS 0.4%
4.098% due 05/30/2025 (c)(d)	ILS	136,300	35,573

Total Short-Term Instruments (Cost $815,657)			815,295

Total Investments in Securities (Cost $10,459,385)			10,450,024

		SHARES
INVESTMENTS IN AFFILIATES 3.9%

SHORT-TERM INSTRUMENTS 3.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%

PIMCO Short Asset Portfolio		828,400	8,087

PIMCO Short-Term Floating NAV Portfolio III		38,473,832	374,620

Total Short-Term Instruments (Cost $382,643)			382,707

Total Investments in Affiliates (Cost $382,643)			382,707

Total Investments 110.5% (Cost $10,842,028)			$10,832,731

Financial Derivative Instruments (g)(i) (0.0)% (Cost or Premiums, net $6,238)			(180)

Other Assets and Liabilities, net (10.5)%			(1,032,847)

Net Assets 100.0%			$9,799,704

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.920%	09/30/2024	10/01/2024	$266,220	U.S. Treasury Notes 4.375% due 07/31/2026	$(266,094)	$266,220	$266,256
BRC	4.840	09/30/2024	10/01/2024	452,250	U.S. Treasury Notes 3.750% due 08/31/2026	(452,131)	452,250	452,311

Total Repurchase Agreements						$(718,225)	$718,470	$718,567

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (7.3)%
U.S. Treasury Notes	3.750%	08/31/2026	$450,000	$(450,250)	$(452,131)
U.S. Treasury Notes	4.375	07/31/2026	261,000	(263,177)	(266,094)

Total Short Sales (7.3)%				$(713,427)	$(718,225)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$266,256	$0	$0	$0	$266,256	$(266,094)	$162
BRC	452,311	0	0	0	452,311	(452,131)	180

Master Securities Forward Transaction Agreement
GRE	0	0	0	(452,131)	(452,131)	0	(452,131)
NOM	0	0	0	(266,094)	(266,094)	0	(266,094)

Total Borrowings and Other Financing Transactions	$718,567	$0	$0	$(718,225)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(3,369) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(97,260) at a weighted average interest rate of 5.414%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	7,131	$1,698,426	$(158)	$0	$(260)
Australia Government 3-Year Bond December Futures	12/2024	3,116	230,890	(230)	0	(254)

				$(388)	$0	$(514)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2024	6,851	$(1,426,667)	$(2,973)	$2,569	$0
U.S. Treasury 5-Year Note December Futures	12/2024	4,365	(479,638)	(913)	1,603	0
U.S. Treasury 10-Year Note December Futures	12/2024	1,986	(226,963)	(350)	900	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	28	(3,312)	2	14	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	125	(16,637)	79	98	0

				$(4,155)	$5,184	$0

Total Futures Contracts				$(4,543)	$5,184	$(514)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	344,300	$5,043	$2,412	$7,455	$0	$(183)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$	332,000	(1,052)	(7,547)	(8,599)	823	0

Total Swap Agreements							$3,991	$(5,135)	$(1,144)	$823	$(183)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5,184	$823	$6,007	$0	$(514)	$(183)	$(697)

(h)

Securities with an aggregate market value of $8,718 and cash of $29,522 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2024		$1,031	GBP	787	$22	$0
	04/2025	BRL	339,000		$61,396	752	0

BPS	10/2024	AUD	1,683		1,146	0	(18)

BRC	10/2024	GBP	68,402		90,240	0	(1,211)
	10/2024		$265,108	AUD	385,322	1,284	0
	10/2024		51	CHF	43	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2024	AUD	381,228		$262,455	$0	$(1,243)
	11/2024	CHF	43		52	0	0

CBK	10/2024	GBP	2,799		3,742	0	0
	10/2024		$6,660	AUD	9,813	124	0
	10/2024		1,388	EUR	1,249	3	0
	05/2025	ILS	132,347		$36,244	506	0

DUB	02/2025		$104	MXN	2,097	1	0

FAR	10/2024		166,885	EUR	149,241	0	(758)
	11/2024	EUR	149,241		$167,114	758	0

GLM	10/2024		$18,303	AUD	27,146	464	0

JPM	10/2024		7,578	CAD	10,292	32	0
	10/2024		107	ILS	387	0	(3)

MBC	10/2024		2,779	AUD	4,059	27	0
	10/2024		45,771	CAD	61,495	0	(300)
	10/2024		90,390	GBP	67,616	45	(36)
	11/2024	CAD	61,446		$45,771	301	0
	11/2024	GBP	66,178		88,509	34	0
	11/2024		$2,250	AUD	3,248	0	(3)

MYI	10/2024	EUR	150,490		$167,720	202	0

RYL	10/2024		$1,782	CAD	2,417	5	0

SSB	10/2024		13	CHF	11	0	0

TOR	10/2024	CAD	74,161		$55,099	264	0
	10/2024		$167,353	AUD	243,955	1,305	0
	11/2024	AUD	243,955		$167,437	0	(1,309)

UAG	10/2024		668,611		454,519	0	(7,725)
	10/2024	CHF	47,240		56,229	413	0
	10/2024		$55,628	CHF	47,185	123	0
	11/2024	CHF	47,009		$55,628	0	(125)

Total Forward Foreign Currency Contracts						$6,665	$(12,731)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	5.400%	09/26/2025	327,900	$77	$52

CBK	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	998,500	1,263	300

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100	02/07/2025	747,700	907	224

Total Purchased Options							$2,247	$576

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$774	$0	$0	$774	$0	$0	$0	$0	$774	$(860)	$(86)
BPS	0	0	0	0	(18)	0	0	(18)	(18)	0	(18)
BRC	1,284	52	0	1,336	(2,454)	0	0	(2,454)	(1,118)	1,133	15
CBK	633	300	0	933	0	0	0	0	933	(510)	423
DUB	1	0	0	1	0	0	0	0	1	0	1
FAR	758	0	0	758	(758)	0	0	(758)	0	0	0
GLM	464	224	0	688	0	0	0	0	688	(620)	68
JPM	32	0	0	32	(3)	0	0	(3)	29	0	29
MBC	407	0	0	407	(339)	0	0	(339)	68	0	68
MYI	202	0	0	202	0	0	0	0	202	358	560
RYL	5	0	0	5	0	0	0	0	5	0	5
TOR	1,569	0	0	1,569	(1,309)	0	0	(1,309)	260	0	260
UAG	536	0	0	536	(7,850)	0	0	(7,850)	(7,314)	7,267	(47)

Total Over the Counter	$6,665	$576	$0	$7,241	$(12,731)	$0	$0	$(12,731)

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(j)

Securities with an aggregate market value of $8,758 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,184	$5,184
Swap Agreements	0	0	0	0	823	823

	$0	$0	$0	$0	$6,007	$6,007

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,665	$0	$6,665
Purchased Options	0	0	0	0	576	576

	$0	$0	$0	$6,665	$576	$7,241

	$0	$0	$0	$6,665	$6,583	$13,248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$514	$514
Swap Agreements	0	0	0	0	183	183

	$0	$0	$0	$0	$697	$697

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,731	$0	$12,731

	$0	$0	$0	$12,731	$697	$13,428

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(26,149)	$(26,149)
Swap Agreements	0	0	0	0	(35)	(35)

	$0	$0	$0	$0	$(26,184)	$(26,184)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,933)	$0	$(19,933)
Purchased Options	0	0	0	0	(879)	(879)
Written Options	0	0	0	0	635	635

	$0	$0	$0	$(19,933)	$(244)	$(20,177)

	$0	$0	$0	$(19,933)	$(26,428)	$(46,361)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(7,889)	$(7,889)
Swap Agreements	0	0	0	0	(5,135)	(5,135)

	$0	$0	$0	$0	$(13,024)	$(13,024)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,549)	$0	$(10,549)
Purchased Options	0	0	0	0	(1,836)	(1,836)
Written Options	0	0	0	0	(588)	(588)

	$0	$0	$0	$(10,549)	$(2,424)	$(12,973)

	$0	$0	$0	$(10,549)	$(15,448)	$(25,997)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,322	$0	$2,322
Corporate Bonds & Notes
Banking & Finance	0	3,441,174	14,655	3,455,829
Industrials	0	971,900	0	971,900
Utilities	0	342,610	0	342,610
Municipal Bonds & Notes
Louisiana	0	31,581	0	31,581
U.S. Government Agencies	0	469,204	0	469,204
U.S. Treasury Obligations	0	573,187	0	573,187
Non-Agency Mortgage-Backed Securities	0	1,035,566	81,885	1,117,451
Asset-Backed Securities	0	2,603,835	7,813	2,611,648
Sovereign Issues	0	58,997	0	58,997
Short-Term Instruments
Commercial Paper	0	61,252	0	61,252
Repurchase Agreements	0	718,470	0	718,470
Israel Treasury Bills	0	35,573	0	35,573

	$0	$10,345,671	$104,353	$10,450,024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$382,707	$0	$0	$382,707

Total Investments	$382,707	$10,345,671	$104,353	$10,832,731

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(718,225)	$0	$(718,225)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6,007	0	6,007
Over the counter	0	7,241	0	7,241

	$0	$13,248	$0	$13,248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(254)	(443)	0	(697)
Over the counter	0	(12,731)	0	(12,731)

	$(254)	$(13,174)	$0	$(13,428)

Total Financial Derivative Instruments	$(254)	$74	$0	$(180)

Totals	$382,453	$9,627,520	$104,353	$10,114,326

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:

Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$14,080	$0	$0	$497	$0	$78	$0	$0	$14,655	$78
Non-Agency Mortgage-Backed Securities	1,279	81,874	(181)	0	3	81	0	(1,171)	81,885	11
Asset-Backed Securities	1,204	7,432	(558)	1	4	426	0	(696)	7,813	380

Totals	$16,563	$89,306	$(739)	$498	$7	$585	$0	$(1,867)	$104,353	$469

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$14,655	Discounted Cash Flow	Discount Rate	6.546	—
Non-Agency Mortgage-Backed Securities	81,885	Proxy Pricing	Base Price	99.969	—
Asset-Backed Securities	7,813	Proxy Pricing	Base Price	103.574	—

Total	$104,353

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Notes to Financial Statements	(Cont.)

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Government Money Market Fund	Daily	Monthly

PIMCO Low Duration Fund	Daily	Monthly

PIMCO Low Duration Fund II	Daily	Monthly

PIMCO Low Duration ESG Fund	Daily	Monthly

PIMCO Short Asset Investment Fund	Daily	Monthly

PIMCO Short-Term Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

70	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

Except for the PIMCO Government Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Notes to Financial Statements	(Cont.)

foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any

72	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Notes to Financial Statements	(Cont.)

sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices,

indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a predetermined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

74	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central

Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Low Duration ESG Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$224,548	$6,237	$0	$0	$513	$231,298	$6,339	$0

PIMCO Low Duration Fund II	11,509	17,504	0	0	48	29,061	506	0

PIMCO Short-Term Fund	7,851	218	0	0	18	8,087	222	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$95,189	$925,632	$(758,600)	$74	$147	$262,442	$4,352	$0

PIMCO Low Duration Fund II	16,101	23,274	(28,400)	4	8	10,987	382	0

PIMCO Short Asset Investment Fund	89	646,279	(546,300)	36	28	100,132	967	0

PIMCO Short-Term Fund	210,415	3,329,779	(3,165,700)	81	45	374,620	3,367	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Notes to Financial Statements	(Cont.)

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

76	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Notes to Financial Statements	(Cont.)

timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’.

78	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Notes to Financial Statements	(Cont.)

or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

80	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Notes to Financial Statements	(Cont.)

entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to

82	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	—	X	—	X	—	X

Market	X	X	X	X	X	X

Issuer	—	X	X	X	X	X

Liquidity	—	X	X	X	X	X

Derivatives	—	X	X	X	X	X

Equity	—	X	X	X	—	X

Mortgage-Related and Other Asset-Backed Securities	—	X	X	X	X	X

Collateralized Loan Obligations	—	X	—	—	—	X

Foreign (Non-U.S.) Investment	—	X	—	X	X	X

Emerging Markets	—	X	—	X	X	—

Sovereign Debt	—	X	—	X	—	—

Currency	—	X	—	X	—	X

Leveraging	—	X	X	X	X	X

Management	X	X	X	X	X	X

Reverse Repurchase Agreements and Other Borrowings	X	—	—	—	—	—

Short Exposure	—	X	X	X	X	X

Environmental, Social and Governance	—	—	—	X	—	—

LIBOR Transition	—	X	X	X	X	X

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Notes to Financial Statements	(Cont.)

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a

Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the

84	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Reverse Repurchase Agreements and Other Borrowings Risk is the risk that reverse repurchase agreements or other borrowings may increase a Fund’s overall investment exposure and that the related transaction costs may detract from Fund performance.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because a Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Notes to Financial Statements	(Cont.)

instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a

86	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Notes to Financial Statements	(Cont.)

daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services,

including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class M	I-2	I-3		Administrative Class	Class A	Class C	Class C-2	Class R
PIMCO Government Money Market Fund	0.12%	0.06%	0.06%	0.16%	N/A		0.06%	0.21%	0.21%	N/A	N/A
PIMCO Low Duration Fund	0.25%	0.21%	N/A	0.31%	0.41%	(1)	0.21%	0.25%	0.30%	0.30%	0.30%
PIMCO Low Duration Fund II	0.25%	0.25%	N/A	N/A	N/A		0.25%	N/A	N/A	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%	0.25%	N/A	0.35%	0.45%	*(1)	N/A	N/A	N/A	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	0.14%	0.14%	0.24%	0.34%	(1)	0.14%	0.24%	N/A	N/A	N/A
PIMCO Short-Term Fund	0.25%	0.20%	N/A	0.30%	0.40%	(1)	0.20%	0.20%	0.20%	N/A	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Low Duration Fund Class C shares and PIMCO Short-Term Fund Class C shares, the Distributor received distribution fees from the Trust of up to 0.30%), 0.50% for Class C-2 shares and 0.25% for Class R shares of the Funds (except for the PIMCO Government Money Market Fund), and in connection with personal services rendered to

Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares of the Funds (except for the PIMCO Government Money Market Fund) (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares of the Funds (except for the PIMCO Government Money Market Fund).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

PIMCO Government Money Market Fund	—	0.10%	(1)

All Other Funds	—	0.25%
Class C

PIMCO Government Money Market Fund	—	0.10%	(1)

PIMCO Low Duration Fund and PIMCO Short-Term Fund	0.30%	0.25%

All Other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Fund	0.50%	0.25%
Class R

PIMCO Low Duration Fund and PIMCO Short-Term Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

PIMCO Government Money Market Fund	0.10%(1)

All Other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market Fund only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the

88	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. There were no recoverable amounts to PIMCO (from the Investment Advisory Fee Waiver Agreement and Expense Limitation Agreement combined) as of September 30, 2024.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO Low Duration Fund, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Distributor have entered into the Fee and Expense Limitation Agreement, pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any distribution and/or service (12b-1) fees applicable to a class of such Fund, or the Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Fee and Expense Limitation Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee Fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; ii) exceed the total Reimbursement Amount; iii) include any amounts previously reimbursed to PIMCO; or iv) cause any class of the Fund to maintain a net

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Notes to Financial Statements	(Cont.)

negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or the Distributor for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. The total recoverable amounts to PIMCO (from the Fee and Expense Limitation Agreement) as of September 30, 2024, were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Government Money Market Fund	$1,022	$2	$14	$1,038

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Government Money Market Fund	$7

PIMCO Low Duration Fund	11

PIMCO Short Asset Investment Fund	4

PIMCO Short-Term Fund	18

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO Low Duration ESG Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the PIMCO Low Duration ESG Fund’s investments in series of PIMCO ETF Trust and PIMCO Equity Series. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Government Money Market Fund	$0	$0	$0	$0

PIMCO Low Duration Fund	11,386,597	10,843,190	169,446	527,169

PIMCO Low Duration Fund II	373,305	351,929	9,200	16,079

PIMCO Low Duration ESG Fund	128,172	125,287	17,137	24,311

PIMCO Short Asset Investment Fund	52,299	76,000	704,764	560,230

PIMCO Short-Term Fund	2,381,335	2,153,210	2,088,674	2,112,592

†	A zero balance may reflect actual amounts rounding to less than one thousand.

90	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,364,509	$2,364,509	2,366,919	$2,366,919	105,320	$971,521	220,536	$2,006,532

Class M	5,118,978	5,118,978	3,581,606	3,581,605	N/A	N/A	N/A	N/A

I-2	10,346	10,346	30,640	30,640	9,277	85,358	26,417	241,003

I-3	N/A	N/A	N/A	N/A	2,663	24,366	1,700	15,406

Administrative Class	70,936	70,936	87,449	87,448	382	3,513	1,018	9,239

Class A	1,341,509	1,341,509	1,862,689	1,862,689	5,169	47,550	8,585	78,241

Class C	23,113	23,113	68,606	68,607	79	726	361	3,288

Class C-2	N/A	N/A	N/A	N/A	33	291	105	960

Class R	N/A	N/A	N/A	N/A	515	4,752	1,395	12,697
Issued as reinvestment of distributions

Institutional Class	17,222	17,222	26,563	26,563	9,537	87,811	19,682	179,214

Class M	13,776	13,776	12,894	12,894	N/A	N/A	N/A	N/A

I-2	495	495	919	919	1,233	11,356	2,382	21,678

I-3	N/A	N/A	N/A	N/A	96	887	129	1,175

Administrative Class	744	744	1,677	1,677	42	389	100	906

Class A	44,089	44,089	54,554	54,554	1,070	9,852	2,239	20,381

Class C	1,388	1,388	2,245	2,245	44	405	105	958

Class C-2	N/A	N/A	N/A	N/A	2	18	3	25

Class R	N/A	N/A	N/A	N/A	155	1,427	324	2,946
Cost of shares redeemed

Institutional Class	(1,910,329)	(1,910,329)	(2,582,936)	(2,582,936)	(138,227)	(1,270,914)	(275,533)	(2,506,284)

Class M	(4,946,184)	(4,946,184)	(3,405,012)	(3,405,012)	N/A	N/A	N/A	N/A

I-2	(14,069)	(14,069)	(27,559)	(27,559)	(13,896)	(127,902)	(38,383)	(348,894)

I-3	N/A	N/A	N/A	N/A	(860)	(7,883)	(2,302)	(20,838)

Administrative Class	(42,648)	(42,648)	(249,585)	(249,585)	(234)	(2,147)	(1,853)	(16,823)

Class A	(849,388)	(849,388)	(1,192,034)	(1,192,034)	(9,263)	(85,228)	(19,762)	(179,883)

Class C	(29,542)	(29,542)	(43,016)	(43,016)	(403)	(3,711)	(1,654)	(15,042)

Class C-2	N/A	N/A	N/A	N/A	(3)	(25)	(95)	(869)

Class R	N/A	N/A	N/A	N/A	(1,365)	(12,543)	(2,572)	(23,417)

Net increase (decrease) resulting from Fund share transactions	1,214,945	$1,214,945	596,619	$596,618	(28,634)	$(260,131)	(57,073)	$(517,401)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Notes to Financial Statements	(Cont.)

	PIMCO Low Duration Fund II				PIMCO Low Duration ESG Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,976	$18,181	8,506	$77,966	3,068	$27,658	7,089	$62,932

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	758	6,836	1,993	17,701

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	13	123	2	13	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	591	5,437	1,301	11,889	450	4,068	914	8,114

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	123	1,114	287	2,549

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	20	180	38	350	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(5,792)	(53,323)	(8,300)	(76,017)	(4,328)	(39,095)	(13,582)	(120,547)

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	(1,413)	(12,767)	(6,117)	(54,317)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	(4)	(33)	(5)	(45)	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(3,196)	$(29,435)	1,542	$14,156	(1,342)	$(12,186)	(9,416)	$(83,568)

92	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2024	(Unaudited)

PIMCO Short Asset Investment Fund				PIMCO Short-Term Fund

Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

93,316	$927,587	130,469	$1,289,430	162,881	$1,569,737	311,109	$2,974,583

0	0	0	0	N/A	N/A	N/A	N/A

4,511	44,839	7,610	75,283	41,136	396,491	82,477	788,433

652	6,479	5,463	54,057	3,537	34,099	5,356	51,144

4	39	4	35	85	815	168	1,607

1,190	11,830	1,691	16,738	13,884	133,769	15,101	144,433

N/A	N/A	N/A	N/A	751	7,225	1,288	12,321

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	1,025	9,874	2,137	20,446

6,231	61,957	12,606	124,727	18,977	182,971	37,319	356,899

0	0	0	1	N/A	N/A	N/A	N/A

390	3,882	866	8,568	5,115	49,316	10,078	96,377

37	368	87	862	193	1,865	354	3,388

1	12	2	23	45	438	96	920

248	2,464	604	5,976	1,755	16,920	3,875	37,056

N/A	N/A	N/A	N/A	127	1,228	261	2,498

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	287	2,769	620	5,932

(96,383)	(958,079)	(177,037)	(1,751,263)	(258,943)	(2,495,850)	(410,921)	(3,925,071)

0	0	0	0	N/A	N/A	N/A	N/A

(5,632)	(55,984)	(10,610)	(104,964)	(49,006)	(472,374)	(127,544)	(1,218,640)

(699)	(6,948)	(6,325)	(62,548)	(2,289)	(22,062)	(7,056)	(67,383)

(2)	(16)	(9)	(93)	(294)	(2,834)	(720)	(6,882)

(1,977)	(19,654)	(7,437)	(73,525)	(21,128)	(203,642)	(40,612)	(387,820)

N/A	N/A	N/A	N/A	(986)	(9,499)	(2,855)	(27,278)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	(2,336)	(22,516)	(6,943)	(66,277)

1,887	$18,776	(42,016)	$(416,693)	(85,184)	$(821,260)	(126,412)	$(1,203,314)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Government Money Market Fund	4	0	61%	0%

PIMCO Low Duration Fund	0	1	0%	24%

PIMCO Low Duration Fund II	4	0	77%	0%

PIMCO Low Duration ESG Fund	3	0	71%	0%

PIMCO Short Asset Investment Fund	2	0	53%	0%

PIMCO Short-Term Fund	3	0	43%	0%

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Government Money Market Fund	$112	$0

PIMCO Low Duration Fund	425,459	400,701

PIMCO Low Duration Fund II	11,806	11,142

PIMCO Low Duration ESG Fund	10,591	9,103

PIMCO Short Asset Investment Fund	19,126	38,854

PIMCO Short-Term Fund	141,496	264,462

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Government Money Market Fund	$5,989,600	$0	$0	$0

PIMCO Low Duration Fund	6,321,683	104,200	(128,736)	(24,536)

PIMCO Low Duration Fund II	335,502	2,205	(4,790)	(2,585)

PIMCO Low Duration ESG Fund	311,221	5,716	(9,627)	(3,911)

PIMCO Short Asset Investment Fund	2,523,660	5,537	(16,418)	(10,881)

PIMCO Short-Term Fund	10,134,839	78,198	(109,708)	(31,510)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

94	PIMCO SHORT DURATION STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities, Inc.	NOM	Nomura Securities International, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

DEU	Deutsche Bank Securities, Inc.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	KRW	South Korean Won

BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	USD (or $)	United States Dollar

DKK	Danish Krone	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	95

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

96	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	97

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

98	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	99

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO

100	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	101

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Low Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0315	$0.0000	$0.0002	$0.0317

May 2024	$0.0341	$0.0000	$0.0000	$0.0341

June 2024	$0.0298	$0.0000	$0.0000	$0.0298

July 2024	$0.0337	$0.0000	$0.0000	$0.0337

August 2024	$0.0347	$0.0000	$0.0000	$0.0347

September 2024	$0.0304	$0.0000	$0.0000	$0.0304

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0307	$0.0000	$0.0002	$0.0309

May 2024	$0.0332	$0.0000	$0.0000	$0.0332

June 2024	$0.0291	$0.0000	$0.0000	$0.0291

July 2024	$0.0330	$0.0000	$0.0000	$0.0330

August 2024	$0.0339	$0.0000	$0.0000	$0.0339

September 2024	$0.0297	$0.0000	$0.0000	$0.0297

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0304	$0.0000	$0.0002	$0.0306

May 2024	$0.0328	$0.0000	$0.0000	$0.0328

June 2024	$0.0287	$0.0000	$0.0000	$0.0287

July 2024	$0.0326	$0.0000	$0.0000	$0.0326

August 2024	$0.0334	$0.0000	$0.0000	$0.0334

September 2024	$0.0293	$0.0000	$0.0000	$0.0293

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0296	$0.0000	$0.0002	$0.0298

May 2024	$0.0320	$0.0000	$0.0000	$0.0320

June 2024	$0.0280	$0.0000	$0.0000	$0.0280

July 2024	$0.0318	$0.0000	$0.0000	$0.0318

August 2024	$0.0326	$0.0000	$0.0000	$0.0326

September 2024	$0.0286	$0.0000	$0.0000	$0.0286

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0293	$0.0000	$0.0002	$0.0295

May 2024	$0.0317	$0.0000	$0.0000	$0.0317

June 2024	$0.0277	$0.0000	$0.0000	$0.0277

July 2024	$0.0315	$0.0000	$0.0000	$0.0315

August 2024	$0.0323	$0.0000	$0.0000	$0.0323

September 2024	$0.0283	$0.0000	$0.0000	$0.0283

102	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0267	$0.0000	$0.0002	$0.0269

May 2024	$0.0288	$0.0000	$0.0000	$0.0288

June 2024	$0.0253	$0.0000	$0.0000	$0.0253

July 2024	$0.0287	$0.0000	$0.0000	$0.0287

August 2024	$0.0293	$0.0000	$0.0000	$0.0293

September 2024	$0.0258	$0.0000	$0.0000	$0.0258

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0252	$0.0000	$0.0002	$0.0254

May 2024	$0.0272	$0.0000	$0.0000	$0.0272

June 2024	$0.0239	$0.0000	$0.0000	$0.0239

July 2024	$0.0272	$0.0000	$0.0000	$0.0272

August 2024	$0.0277	$0.0000	$0.0000	$0.0277

September 2024	$0.0244	$0.0000	$0.0000	$0.0244

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0271	$0.0000	$0.0002	$0.0273

May 2024	$0.0292	$0.0000	$0.0000	$0.0292

June 2024	$0.0256	$0.0000	$0.0000	$0.0256

July 2024	$0.0291	$0.0000	$0.0000	$0.0291

August 2024	$0.0298	$0.0000	$0.0000	$0.0298

September 2024	$0.0262	$0.0000	$0.0000	$0.0262

PIMCO Short-Term Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0423	$0.0000	$0.0000	$0.0423

May 2024	$0.0464	$0.0000	$0.0000	$0.0464

June 2024	$0.0399	$0.0000	$0.0000	$0.0399

July 2024	$0.0429	$0.0000	$0.0000	$0.0429

August 2024	$0.0454	$0.0000	$0.0000	$0.0454

September 2024	$0.0390	$0.0000	$0.0000	$0.0390

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0415	$0.0000	$0.0000	$0.0415

May 2024	$0.0455	$0.0000	$0.0000	$0.0455

June 2024	$0.0392	$0.0000	$0.0000	$0.0392

July 2024	$0.0420	$0.0000	$0.0000	$0.0420

August 2024	$0.0445	$0.0000	$0.0000	$0.0445

September 2024	$0.0383	$0.0000	$0.0000	$0.0383

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0411	$0.0000	$0.0000	$0.0411

May 2024	$0.0451	$0.0000	$0.0000	$0.0451

June 2024	$0.0388	$0.0000	$0.0000	$0.0388

July 2024	$0.0416	$0.0000	$0.0000	$0.0416

August 2024	$0.0440	$0.0000	$0.0000	$0.0440

September 2024	$0.0379	$0.0000	$0.0000	$0.0379

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	103

Distribution Information	(Cont.)	(Unaudited)

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0403	$0.0000	$0.0000	$0.0403

May 2024	$0.0442	$0.0000	$0.0000	$0.0442

June 2024	$0.0381	$0.0000	$0.0000	$0.0381

July 2024	$0.0408	$0.0000	$0.0000	$0.0408

August 2024	$0.0432	$0.0000	$0.0000	$0.0432

September 2024	$0.0371	$0.0000	$0.0000	$0.0371

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0403	$0.0000	$0.0000	$0.0403

May 2024	$0.0442	$0.0000	$0.0000	$0.0442

June 2024	$0.0381	$0.0000	$0.0000	$0.0381

July 2024	$0.0408	$0.0000	$0.0000	$0.0408

August 2024	$0.0432	$0.0000	$0.0000	$0.0432

September 2024	$0.0371	$0.0000	$0.0000	$0.0371

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0380	$0.0000	$0.0000	$0.0380

May 2024	$0.0416	$0.0000	$0.0000	$0.0416

June 2024	$0.0359	$0.0000	$0.0000	$0.0359

July 2024	$0.0384	$0.0000	$0.0000	$0.0384

August 2024	$0.0406	$0.0000	$0.0000	$0.0406

September 2024	$0.0349	$0.0000	$0.0000	$0.0349

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2024	$0.0384	$0.0000	$0.0000	$0.0384

May 2024	$0.0420	$0.0000	$0.0000	$0.0420

June 2024	$0.0362	$0.0000	$0.0000	$0.0362

July 2024	$0.0388	$0.0000	$0.0000	$0.0388

August 2024	$0.0410	$0.0000	$0.0000	$0.0410

September 2024	$0.0353	$0.0000	$0.0000	$0.0353

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

104	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSSHDURFSTMSAR_093024

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2024

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. As a result of benchmark reforms, publication of all LIBOR settings ceased as of September 30, 2024 when the FCA ceased publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR. Although LIBOR is no longer published, there are potential effects related to the transition away from LIBOR or the prior use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class C-2	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	10/19/99	08/31/09	—	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	—	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	07/30/21	07/31/06	12/29/06	—	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	07/30/21	04/01/98	04/01/98	—	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	07/30/21	10/19/99	08/31/09	—	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	07/30/21	03/28/02	03/28/02	10/21/20	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	3

Important Information About the Funds	(Cont.)

Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.41	$0.16	$0.09	$0.25	$(0.16)	$0.00	$(0.16)

03/31/2024	9.33	0.28	0.08	0.36	(0.28)	0.00	(0.28)

03/31/2023	9.48	0.24	(0.15)	0.09	(0.24)	0.00	(0.24)

03/31/2022	10.10	0.15	(0.61)	(0.46)	(0.16)	0.00	(0.16)

03/31/2021	9.85	0.21	0.25	0.46	(0.21)	0.00	(0.21)

03/31/2020	9.82	0.22	0.03	0.25	(0.22)	0.00	(0.22)
I-2

04/01/2024 - 09/30/2024+	9.41	0.16	0.09	0.25	(0.16)	0.00	(0.16)

03/31/2024	9.33	0.28	0.07	0.35	(0.27)	0.00	(0.27)

03/31/2023	9.48	0.23	(0.15)	0.08	(0.23)	0.00	(0.23)

03/31/2022	10.10	0.14	(0.61)	(0.47)	(0.15)	0.00	(0.15)

03/31/2021	9.85	0.20	0.25	0.45	(0.20)	0.00	(0.20)

03/31/2020	9.82	0.21	0.03	0.24	(0.21)	0.00	(0.21)
Class A

04/01/2024 - 09/30/2024+	9.41	0.15	0.09	0.24	(0.15)	0.00	(0.15)

03/31/2024	9.33	0.25	0.08	0.33	(0.25)	0.00	(0.25)

03/31/2023	9.48	0.21	(0.15)	0.06	(0.21)	0.00	(0.21)

03/31/2022	10.10	0.12	(0.62)	(0.50)	(0.12)	0.00	(0.12)

03/31/2021	9.85	0.18	0.25	0.43	(0.18)	0.00	(0.18)

03/31/2020	9.82	0.19	0.03	0.22	(0.19)	0.00	(0.19)
Class C

04/01/2024 - 09/30/2024+	9.41	0.11	0.09	0.20	(0.11)	0.00	(0.11)

03/31/2024	9.33	0.18	0.08	0.26	(0.18)	0.00	(0.18)

03/31/2023	9.48	0.14	(0.15)	(0.01)	(0.14)	0.00	(0.14)

03/31/2022	10.10	0.05	(0.62)	(0.57)	(0.05)	0.00	(0.05)

03/31/2021	9.85	0.10	0.25	0.35	(0.10)	0.00	(0.10)

03/31/2020	9.82	0.12	0.03	0.15	(0.12)	0.00	(0.12)

PIMCO California Municipal Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$10.74	$0.20	$0.14	$0.34	$(0.20)	$0.00	$(0.20)

03/31/2024	10.51	0.39	0.22	0.61	(0.38)	0.00	(0.38)

03/31/2023	10.98	0.32	(0.47)	(0.15)	(0.32)	0.00	(0.32)

03/31/2022	11.65	0.22	(0.68)	(0.46)	(0.21)	0.00	(0.21)

03/31/2021	11.17	0.22	0.48	0.70	(0.22)	0.00	(0.22)

03/31/2020	10.89	0.27	0.29	0.56	(0.28)	0.00	(0.28)
I-2

04/01/2024 - 09/30/2024+	10.74	0.20	0.14	0.34	(0.20)	0.00	(0.20)

03/31/2024	10.51	0.38	0.22	0.60	(0.37)	0.00	(0.37)

03/31/2023	10.98	0.31	(0.47)	(0.16)	(0.31)	0.00	(0.31)

03/31/2022	11.65	0.20	(0.68)	(0.48)	(0.19)	0.00	(0.19)

03/31/2021	11.17	0.20	0.49	0.69	(0.21)	0.00	(0.21)

03/31/2020	10.89	0.26	0.29	0.55	(0.27)	0.00	(0.27)
Class A

04/01/2024 - 09/30/2024+	10.74	0.18	0.14	0.32	(0.18)	0.00	(0.18)

03/31/2024	10.51	0.35	0.23	0.58	(0.35)	0.00	(0.35)

03/31/2023	10.98	0.28	(0.47)	(0.19)	(0.28)	0.00	(0.28)

03/31/2022	11.65	0.18	(0.69)	(0.51)	(0.16)	0.00	(0.16)

03/31/2021	11.17	0.18	0.48	0.66	(0.18)	0.00	(0.18)

03/31/2020	10.89	0.23	0.29	0.52	(0.24)	0.00	(0.24)
Class C

04/01/2024 - 09/30/2024+	10.74	0.14	0.14	0.28	(0.14)	0.00	(0.14)

03/31/2024	10.51	0.27	0.23	0.50	(0.27)	0.00	(0.27)

03/31/2023	10.98	0.20	(0.47)	(0.27)	(0.20)	0.00	(0.20)

03/31/2022	11.65	0.09	(0.68)	(0.59)	(0.08)	0.00	(0.08)

03/31/2021	11.17	0.09	0.49	0.58	(0.10)	0.00	(0.10)

03/31/2020	10.89	0.15	0.28	0.43	(0.15)	0.00	(0.15)

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.50	2.73%	$115,708	0.445	%*	0.445	%*	0.445	%*	0.445	%*	3.48	%*	40%

9.41	3.97	126,420	0.445		0.445		0.445		0.445		3.09		25

9.33	0.98	84,144	0.455		0.455		0.445		0.445		2.57		69

9.48	(4.66)	142,651	0.445		0.445		0.445		0.445		1.52		36

10.10	4.70	119,694	0.445		0.445		0.445		0.445		2.07		22

9.85	2.57	86,747	0.445		0.445		0.445		0.445		2.24		35

9.50	2.67	24,045	0.545	*	0.545	*	0.545	*	0.545	*	3.38	*	40

9.41	3.86	21,662	0.545		0.545		0.545		0.545		3.00		25

9.33	0.87	13,596	0.555		0.555		0.545		0.545		2.46		69

9.48	(4.75)	18,742	0.545		0.545		0.545		0.545		1.43		36

10.10	4.59	20,571	0.545		0.545		0.545		0.545		1.98		22

9.85	2.47	18,183	0.545		0.545		0.545		0.545		2.15		35

9.50	2.56	43,691	0.775	*	0.775	*	0.775	*	0.775	*	3.15	*	40

9.41	3.63	40,582	0.775		0.775		0.775		0.775		2.75		25

9.33	0.64	42,848	0.785		0.785		0.775		0.775		2.22		69

9.48	(4.97)	55,743	0.775		0.775		0.775		0.775		1.20		36

10.10	4.35	77,522	0.775		0.775		0.775		0.775		1.75		22

9.85	2.24	71,243	0.775		0.775		0.775		0.775		1.90		35

9.50	2.17	2,553	1.525	*	1.525	*	1.525	*	1.525	*	2.40	*	40

9.41	2.86	2,678	1.525		1.525		1.525		1.525		1.99		25

9.33	(0.11)	3,839	1.535		1.535		1.525		1.525		1.50		69

9.48	(5.69)	3,771	1.525		1.525		1.525		1.525		0.45		36

10.10	3.57	5,612	1.525		1.525		1.525		1.525		1.00		22

9.85	1.47	7,727	1.525		1.525		1.525		1.525		1.18		35

$10.88	3.24%	$112,193	0.44	%*	0.44	%*	0.44	%*	0.44	%*	3.77	%*	11%

10.74	6.00	55,833	0.44		0.44		0.44		0.44		3.72		37

10.51	(1.30)	47,877	0.45		0.45		0.44		0.44		3.05		78

10.98	(4.08)	45,274	0.44		0.44		0.44		0.44		1.85		31

11.65	6.34	43,961	0.44		0.44		0.44		0.44		1.87		27

11.17	5.12	18,625	0.46		0.46		0.44		0.44		2.41		41

10.88	3.18	62,531	0.54	*	0.54	*	0.54	*	0.54	*	3.68	*	11

10.74	5.90	51,383	0.54		0.54		0.54		0.54		3.65		37

10.51	(1.40)	27,685	0.55		0.55		0.54		0.54		2.98		78

10.98	(4.18)	22,215	0.54		0.54		0.54		0.54		1.75		31

11.65	6.24	21,952	0.54		0.54		0.54		0.54		1.73		27

11.17	5.02	5,044	0.56		0.56		0.54		0.54		2.32		41

10.88	3.06	111,655	0.79	*	0.79	*	0.79	*	0.79	*	3.42	*	11

10.74	5.63	61,640	0.79		0.79		0.79		0.79		3.38		37

10.51	(1.65)	45,226	0.80		0.80		0.79		0.79		2.70		78

10.98	(4.42)	44,434	0.79		0.79		0.79		0.79		1.50		31

11.65	5.97	47,504	0.79		0.79		0.79		0.79		1.54		27

11.17	4.76	31,576	0.81		0.81		0.79		0.79		2.09		41

10.88	2.67	3,004	1.54	*	1.54	*	1.54	*	1.54	*	2.68	*	11

10.74	4.85	2,702	1.54		1.54		1.54		1.54		2.63		37

10.51	(2.39)	2,104	1.55		1.55		1.54		1.54		1.90		78

10.98	(5.14)	2,895	1.54		1.54		1.54		1.54		0.76		31

11.65	5.18	2,797	1.54		1.54		1.54		1.54		0.79		27

11.17	3.98	2,030	1.56		1.56		1.54		1.54		1.36		41

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Short Duration Municipal Income Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.63	$0.15	$0.09	$0.24	$(0.15)	$0.00	$(0.15)

03/31/2024	9.61	0.25	0.02	0.27	(0.25)	0.00	(0.25)

03/31/2023	9.65	0.18	(0.04)	0.14	(0.18)	0.00	(0.18)

03/31/2022	9.96	0.10	(0.31)	(0.21)	(0.10)	0.00	(0.10)

03/31/2021	9.84	0.11	0.12	0.23	(0.11)	0.00	(0.11)

03/31/2020	9.88	0.15	(0.03)	0.12	(0.16)	0.00	(0.16)
I-2

04/01/2024 - 09/30/2024+	9.63	0.14	0.09	0.23	(0.14)	0.00	(0.14)

03/31/2024	9.61	0.24	0.02	0.26	(0.24)	0.00	(0.24)

03/31/2023	9.65	0.17	(0.04)	0.13	(0.17)	0.00	(0.17)

03/31/2022	9.96	0.09	(0.31)	(0.22)	(0.09)	0.00	(0.09)

03/31/2021	9.84	0.10	0.12	0.22	(0.10)	0.00	(0.10)

03/31/2020	9.88	0.15	(0.04)	0.11	(0.15)	0.00	(0.15)
Class A

04/01/2024 - 09/30/2024+	9.63	0.13	0.09	0.22	(0.13)	0.00	(0.13)

03/31/2024	9.61	0.21	0.02	0.23	(0.21)	0.00	(0.21)

03/31/2023	9.65	0.13	(0.03)	0.10	(0.14)	0.00	(0.14)

03/31/2022	9.96	0.06	(0.31)	(0.25)	(0.06)	0.00	(0.06)

03/31/2021	9.84	0.07	0.12	0.19	(0.07)	0.00	(0.07)

03/31/2020	9.88	0.11	(0.03)	0.08	(0.12)	0.00	(0.12)

PIMCO High Yield Municipal Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.50	$0.21	$0.19	$0.40	$(0.20)	$0.00	$(0.20)

03/31/2024	8.29	0.40	0.21	0.61	(0.40)	0.00	(0.40)

03/31/2023	9.07	0.38	(0.77)	(0.39)	(0.38)	(0.01)	(0.39)

03/31/2022	9.67	0.32	(0.53)	(0.21)	(0.31)	(0.08)	(0.39)

03/31/2021	9.03	0.28	0.69	0.97	(0.28)	(0.05)	(0.33)

03/31/2020	9.15	0.34	(0.09)	0.25	(0.35)	(0.02)	(0.37)
I-2

04/01/2024 - 09/30/2024+	8.50	0.20	0.19	0.39	(0.19)	0.00	(0.19)

03/31/2024	8.29	0.39	0.21	0.60	(0.39)	0.00	(0.39)

03/31/2023	9.07	0.37	(0.77)	(0.40)	(0.37)	(0.01)	(0.38)

03/31/2022	9.67	0.31	(0.53)	(0.22)	(0.30)	(0.08)	(0.38)

03/31/2021	9.03	0.27	0.69	0.96	(0.27)	(0.05)	(0.32)

03/31/2020	9.15	0.33	(0.09)	0.24	(0.34)	(0.02)	(0.36)
I-3

04/01/2024 - 09/30/2024+	8.50	0.20	0.19	0.39	(0.19)	0.00	(0.19)

03/31/2024	8.29	0.39	0.21	0.60	(0.39)	0.00	(0.39)

03/31/2023	9.07	0.38	(0.78)	(0.40)	(0.37)	(0.01)	(0.38)

07/30/2021 - 03/31/2022	10.05	0.25	(0.95)	(0.70)	(0.20)	(0.08)	(0.28)
Class A

04/01/2024 - 09/30/2024+	8.50	0.19	0.19	0.38	(0.18)	0.00	(0.18)

03/31/2024	8.29	0.38	0.20	0.58	(0.37)	0.00	(0.37)

03/31/2023	9.07	0.35	(0.77)	(0.42)	(0.35)	(0.01)	(0.36)

03/31/2022	9.67	0.29	(0.53)	(0.24)	(0.28)	(0.08)	(0.36)

03/31/2021	9.03	0.25	0.69	0.94	(0.25)	(0.05)	(0.30)

03/31/2020	9.15	0.32	(0.10)	0.22	(0.32)	(0.02)	(0.34)
Class C

04/01/2024 - 09/30/2024+	8.50	0.16	0.19	0.35	(0.15)	0.00	(0.15)

03/31/2024	8.29	0.31	0.21	0.52	(0.31)	0.00	(0.31)

03/31/2023	9.07	0.29	(0.77)	(0.48)	(0.29)	(0.01)	(0.30)

03/31/2022	9.67	0.22	(0.54)	(0.32)	(0.20)	(0.08)	(0.28)

03/31/2021	9.03	0.18	0.69	0.87	(0.18)	(0.05)	(0.23)

03/31/2020	9.15	0.25	(0.10)	0.15	(0.25)	(0.02)	(0.27)

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.72	2.46%	$87,783	0.33	%*	0.33	%*	0.33	%*	0.33	%*	3.01	%*	30%

9.63	2.87	83,368	0.33		0.33		0.33		0.33		2.60		23

9.61	1.44	129,990	0.33		0.33		0.33		0.33		1.85		57

9.65	(2.09)	102,037	0.33		0.33		0.33		0.33		0.98		53

9.96	2.39	106,925	0.33		0.33		0.33		0.33		1.13		44

9.84	1.19	99,403	0.33		0.33		0.33		0.33		1.56		69

9.72	2.41	20,430	0.43	*	0.43	*	0.43	*	0.43	*	2.91	*	30

9.63	2.77	19,955	0.43		0.43		0.43		0.43		2.50		23

9.61	1.34	31,976	0.43		0.43		0.43		0.43		1.74		57

9.65	(2.18)	27,684	0.43		0.43		0.43		0.43		0.89		53

9.96	2.28	17,686	0.43		0.43		0.43		0.43		1.03		44

9.84	1.08	14,414	0.43		0.43		0.43		0.43		1.47		69

9.72	2.26	20,591	0.73	*	0.73	*	0.73	*	0.73	*	2.61	*	30

9.63	2.47	19,310	0.73		0.73		0.73		0.73		2.22		23

9.61	1.03	20,070	0.73		0.73		0.73		0.73		1.40		57

9.65	(2.48)	24,755	0.73		0.73		0.73		0.73		0.59		53

9.96	1.98	37,831	0.73		0.73		0.73		0.73		0.73		44

9.84	0.78	31,745	0.73		0.73		0.73		0.73		1.15		69

$8.70	4.73%	$2,315,510	0.55	%*	0.55	%*	0.55	%*	0.55	%*	4.81	%*	11%

8.50	7.59	1,916,467	0.56		0.56		0.55		0.55		4.86		34

8.29	(4.22)	1,298,587	0.60		0.60		0.55		0.55		4.51		72

9.07	(2.39)	1,290,792	0.57		0.57		0.55		0.55		3.28		34

9.67	10.90	1,490,516	0.57		0.57		0.55		0.55		2.92		39

9.03	2.63	548,772	0.63		0.63		0.55		0.55		3.67		68

8.70	4.68	1,503,402	0.65	*	0.65	*	0.65	*	0.65	*	4.71	*	11

8.50	7.48	1,204,853	0.66		0.66		0.65		0.65		4.76		34

8.29	(4.32)	594,074	0.70		0.70		0.65		0.65		4.38		72

9.07	(2.49)	601,652	0.67		0.67		0.65		0.65		3.20		34

9.67	10.79	610,083	0.67		0.67		0.65		0.65		2.86		39

9.03	2.53	277,552	0.73		0.73		0.65		0.65		3.54		68

8.70	4.65	67,951	0.70	*	0.75	*	0.70	*	0.75	*	4.67	*	11

8.50	7.43	46,414	0.71		0.76		0.70		0.75		4.72		34

8.29	(4.36)	16,569	0.75		0.80		0.70		0.75		4.56		72

9.07	(7.06)	905	0.72	*	0.77	*	0.70	*	0.75	*	3.99		34

8.70	4.57	1,226,604	0.85	*	0.85	*	0.85	*	0.85	*	4.51	*	11

8.50	7.27	983,868	0.86		0.86		0.85		0.85		4.56		34

8.29	(4.51)	736,046	0.90		0.90		0.85		0.85		4.17		72

9.07	(2.69)	838,154	0.87		0.87		0.85		0.85		2.99		34

9.67	10.57	912,461	0.87		0.87		0.85		0.85		2.69		39

9.03	2.33	674,955	0.93		0.93		0.85		0.85		3.36		68

8.70	4.18	60,849	1.60	*	1.60	*	1.60	*	1.60	*	3.75	*	11

8.50	6.48	57,503	1.61		1.61		1.60		1.60		3.81		34

8.29	(5.23)	49,975	1.65		1.65		1.60		1.60		3.41		72

9.07	(3.42)	59,579	1.62		1.62		1.60		1.60		2.23		34

9.67	9.75	69,741	1.62		1.62		1.60		1.60		1.97		39

9.03	1.57	87,883	1.68		1.68		1.60		1.60		2.63		68

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Municipal Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$9.47	$0.20	$0.12	$0.32	$(0.19)	$0.00	$(0.19)

03/31/2024	9.26	0.37	0.21	0.58	(0.37)	0.00	(0.37)

03/31/2023	9.76	0.31	(0.50)	(0.19)	(0.31)	0.00	(0.31)

03/31/2022	10.38	0.23	(0.63)	(0.40)	(0.22)	0.00	(0.22)

03/31/2021	9.95	0.24	0.43	0.67	(0.24)	0.00	(0.24)

03/31/2020	9.87	0.31	0.08	0.39	(0.31)	0.00	(0.31)
I-2

04/01/2024 - 09/30/2024+	9.47	0.19	0.13	0.32	(0.19)	0.00	(0.19)

03/31/2024	9.26	0.36	0.21	0.57	(0.36)	0.00	(0.36)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

03/31/2022	10.38	0.22	(0.63)	(0.41)	(0.21)	0.00	(0.21)

03/31/2021	9.95	0.23	0.43	0.66	(0.23)	0.00	(0.23)

03/31/2020	9.87	0.30	0.08	0.38	(0.30)	0.00	(0.30)
I-3

04/01/2024 - 09/30/2024+	9.47	0.19	0.13	0.32	(0.19)	0.00	(0.19)

03/31/2024	9.26	0.37	0.19	0.56	(0.35)	0.00	(0.35)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

07/30/2021- 03/31/2022	10.64	0.16	(0.90)	(0.74)	(0.14)	0.00	(0.14)
Class A

04/01/2024 - 09/30/2024+	9.47	0.18	0.13	0.31	(0.18)	0.00	(0.18)

03/31/2024	9.26	0.34	0.21	0.55	(0.34)	0.00	(0.34)

03/31/2023	9.76	0.28	(0.50)	(0.22)	(0.28)	0.00	(0.28)

03/31/2022	10.38	0.19	(0.62)	(0.43)	(0.19)	0.00	(0.19)

03/31/2021	9.95	0.20	0.44	0.64	(0.21)	0.00	(0.21)

03/31/2020	9.87	0.28	0.08	0.36	(0.28)	0.00	(0.28)
Class C

04/01/2024 - 09/30/2024+	9.47	0.16	0.12	0.28	(0.15)	0.00	(0.15)

03/31/2024	9.26	0.29	0.21	0.50	(0.29)	0.00	(0.29)

03/31/2023	9.76	0.24	(0.51)	(0.27)	(0.23)	0.00	(0.23)

03/31/2022	10.38	0.14	(0.62)	(0.48)	(0.14)	0.00	(0.14)

03/31/2021	9.95	0.16	0.43	0.59	(0.16)	0.00	(0.16)

03/31/2020	9.87	0.23	0.08	0.31	(0.23)	0.00	(0.23)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$10.40	$0.20	$0.09	$0.29	$(0.20)	$0.00	$(0.20)

03/31/2024	10.27	0.36	0.13	0.49	(0.36)	0.00	(0.36)

03/31/2023	10.36	0.29	(0.11)	0.18	(0.27)	0.00	(0.27)

03/31/2022	11.01	0.21	(0.65)	(0.44)	(0.21)	0.00	(0.21)

03/31/2021	10.61	0.22	0.40	0.62	(0.22)	0.00	(0.22)

03/31/2020	10.61	0.25	0.00	0.25	(0.25)	0.00	(0.25)
I-2

04/01/2024 - 09/30/2024+	10.40	0.19	0.09	0.28	(0.19)	0.00	(0.19)

03/31/2024	10.27	0.36	0.12	0.48	(0.35)	0.00	(0.35)

03/31/2023	10.36	0.26	(0.09)	0.17	(0.26)	0.00	(0.26)

03/31/2022	11.01	0.20	(0.65)	(0.45)	(0.20)	0.00	(0.20)

03/31/2021	10.61	0.21	0.40	0.61	(0.21)	0.00	(0.21)

03/31/2020	10.61	0.24	0.00	0.24	(0.24)	0.00	(0.24)
Class A

04/01/2024 - 09/30/2024+	10.40	0.18	0.09	0.27	(0.18)	0.00	(0.18)

03/31/2024	10.27	0.33	0.13	0.46	(0.33)	0.00	(0.33)

03/31/2023	10.36	0.24	(0.10)	0.14	(0.23)	0.00	(0.23)

03/31/2022	11.01	0.17	(0.65)	(0.48)	(0.17)	0.00	(0.17)

03/31/2021	10.61	0.18	0.40	0.58	(0.18)	0.00	(0.18)

03/31/2020	10.61	0.21	0.00	0.21	(0.21)	0.00	(0.21)

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.60	3.46%	$1,303,988	0.44	%*	0.44	%*	0.44	%*	0.44	%*	4.18	%*	19%

9.47	6.38	1,095,605	0.44		0.44		0.44		0.44		4.00		59

9.26	(1.88)	659,435	0.47		0.47		0.44		0.44		3.35		85

9.76	(3.93)	736,281	0.45		0.45		0.44		0.44		2.17		41

10.38	6.78	537,075	0.46		0.46		0.44		0.44		2.31		37

9.95	3.97	360,957	0.51		0.51		0.44		0.44		3.09		55

9.60	3.41	1,098,076	0.54	*	0.54	*	0.54	*	0.54	*	4.08	*	19

9.47	6.27	833,426	0.54		0.54		0.54		0.54		3.89		59

9.26	(1.98)	695,029	0.57		0.57		0.54		0.54		3.29		85

9.76	(4.02)	516,234	0.55		0.55		0.54		0.54		2.07		41

10.38	6.68	492,831	0.56		0.56		0.54		0.54		2.21		37

9.95	3.86	283,911	0.61		0.61		0.54		0.54		2.99		55

9.60	3.38	19,351	0.59	*	0.64	*	0.59	*	0.64	*	4.03	*	19

9.47	6.22	9,865	0.59		0.64		0.59		0.64		3.94		59

9.26	(2.03)	1,643	0.62		0.67		0.59		0.64		3.37		85

9.76	(7.00)	535	0.60		0.65		0.59		0.64		2.47		41

9.60	3.30	748,904	0.75	*	0.75	*	0.75	*	0.75	*	3.87	*	19

9.47	6.05	645,072	0.75		0.75		0.75		0.75		3.67		59

9.26	(2.19)	541,571	0.78		0.78		0.75		0.75		3.04		85

9.76	(4.23)	637,217	0.76		0.76		0.75		0.75		1.84		41

10.38	6.45	913,874	0.77		0.77		0.75		0.75		1.98		37

9.95	3.65	479,418	0.82		0.82		0.75		0.75		2.77		55

9.60	3.04	30,948	1.25	*	1.25	*	1.25	*	1.25	*	3.37	*	19

9.47	5.53	29,913	1.25		1.25		1.25		1.25		3.17		59

9.26	(2.68)	30,867	1.28		1.28		1.25		1.25		2.53		85

9.76	(4.70)	37,528	1.26		1.26		1.25		1.25		1.35		41

10.38	5.92	46,906	1.27		1.27		1.25		1.25		1.52		37

9.95	3.13	60,524	1.32		1.32		1.25		1.25		2.31		55

$10.49	2.79%	$556,878	0.45	%*	0.45	%*	0.45	%*	0.45	%*	3.79	%*	15%

10.40	4.91	441,816	0.45		0.45		0.45		0.45		3.57		47

10.27	1.81	332,824	0.45		0.45		0.45		0.45		2.89		68

10.36	(4.06)	89,322	0.45		0.45		0.45		0.45		1.91		27

11.01	5.89	88,749	0.45		0.45		0.45		0.45		2.03		18

10.61	2.34	70,892	0.45		0.45		0.45		0.45		2.31		28

10.49	2.74	128,289	0.55	*	0.55	*	0.55	*	0.55	*	3.69	*	15

10.40	4.81	99,845	0.55		0.55		0.55		0.55		3.49		47

10.27	1.70	48,769	0.55		0.55		0.55		0.55		2.58		68

10.36	(4.16)	40,567	0.55		0.55		0.55		0.55		1.81		27

11.01	5.78	49,769	0.55		0.55		0.55		0.55		1.92		18

10.61	2.24	27,703	0.55		0.55		0.55		0.55		2.21		28

10.49	2.61	101,222	0.80	*	0.80	*	0.80	*	0.80	*	3.44	*	15

10.40	4.55	92,710	0.80		0.80		0.80		0.80		3.22		47

10.27	1.45	64,286	0.80		0.80		0.80		0.80		2.35		68

10.36	(4.40)	51,778	0.80		0.80		0.80		0.80		1.57		27

11.01	5.52	47,294	0.80		0.80		0.80		0.80		1.68		18

10.61	1.99	39,933	0.80		0.80		0.80		0.80		1.97		28

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO National Intermediate Municipal Bond Fund (Cont.)
Class C

04/01/2024 - 09/30/2024+	$10.40	$0.15	$0.09	$0.24	$(0.15)	$0.00	$(0.15)

03/31/2024	10.27	0.28	0.13	0.41	(0.28)	0.00	(0.28)

03/31/2023	10.36	0.19	(0.10)	0.09	(0.18)	0.00	(0.18)

03/31/2022	11.01	0.12	(0.65)	(0.53)	(0.12)	0.00	(0.12)

03/31/2021	10.61	0.13	0.40	0.53	(0.13)	0.00	(0.13)

03/31/2020	10.61	0.16	0.00	0.16	(0.16)	0.00	(0.16)

PIMCO New York Municipal Bond Fund
Institutional Class

04/01/2024 - 09/30/2024+	$10.85	$0.20	$0.10	$0.30	$(0.20)	$0.00	$(0.20)

03/31/2024	10.69	0.39	0.16	0.55	(0.39)	0.00	(0.39)

03/31/2023	11.11	0.32	(0.42)	(0.10)	(0.32)	0.00	(0.32)

03/31/2022	11.75	0.23	(0.64)	(0.41)	(0.23)	0.00	(0.23)

03/31/2021	11.41	0.23	0.34	0.57	(0.23)	0.00	(0.23)

03/31/2020	11.27	0.27	0.14	0.41	(0.27)	0.00	(0.27)
I-2

04/01/2024 - 09/30/2024+	10.85	0.19	0.10	0.29	(0.19)	0.00	(0.19)

03/31/2024	10.69	0.38	0.16	0.54	(0.38)	0.00	(0.38)

03/31/2023	11.11	0.32	(0.43)	(0.11)	(0.31)	0.00	(0.31)

03/31/2022	11.75	0.22	(0.65)	(0.43)	(0.21)	0.00	(0.21)

03/31/2021	11.41	0.22	0.34	0.56	(0.22)	0.00	(0.22)

03/31/2020	11.27	0.26	0.14	0.40	(0.26)	0.00	(0.26)
I-3

04/01/2024 - 09/30/2024+	10.85	0.19	0.10	0.29	(0.19)	0.00	(0.19)

03/31/2024	10.69	0.38	0.15	0.53	(0.37)	0.00	(0.37)

03/31/2023	11.11	0.34	(0.45)	(0.11)	(0.31)	0.00	(0.31)

07/30/2021 - 03/31/2022	12.03	0.16	(0.94)	(0.78)	(0.14)	0.00	(0.14)
Class A

04/01/2024 - 09/30/2024+	10.85	0.18	0.10	0.28	(0.18)	0.00	(0.18)

03/31/2024	10.69	0.35	0.16	0.51	(0.35)	0.00	(0.35)

03/31/2023	11.11	0.29	(0.42)	(0.13)	(0.29)	0.00	(0.29)

03/31/2022	11.75	0.19	(0.64)	(0.45)	(0.19)	0.00	(0.19)

03/31/2021	11.41	0.20	0.34	0.54	(0.20)	0.00	(0.20)

03/31/2020	11.27	0.23	0.15	0.38	(0.24)	0.00	(0.24)
Class C

04/01/2024 - 09/30/2024+	10.85	0.14	0.10	0.24	(0.14)	0.00	(0.14)

03/31/2024	10.69	0.27	0.16	0.43	(0.27)	0.00	(0.27)

03/31/2023	11.11	0.21	(0.42)	(0.21)	(0.21)	0.00	(0.21)

03/31/2022	11.75	0.10	(0.64)	(0.54)	(0.10)	0.00	(0.10)

03/31/2021	11.41	0.11	0.34	0.45	(0.11)	0.00	(0.11)

03/31/2020	11.27	0.15	0.14	0.29	(0.15)	0.00	(0.15)

PIMCO Short Duration Municipal Income Fund
Institutional Class

04/01/2024 - 09/30/2024+	$8.30	$0.14	$0.07	$0.21	$(0.14)	$0.00	$(0.14)

03/31/2024	8.27	0.26	0.03	0.29	(0.26)	0.00	(0.26)

03/31/2023	8.33	0.17	(0.06)	0.11	(0.17)	0.00	(0.17)

03/31/2022	8.58	0.09	(0.25)	(0.16)	(0.09)	0.00	(0.09)

03/31/2021	8.41	0.11	0.17	0.28	(0.11)	0.00	(0.11)

03/31/2020	8.42	0.16	(0.01)	0.15	(0.16)	0.00	(0.16)
I-2

04/01/2024 - 09/30/2024+	8.30	0.14	0.07	0.21	(0.14)	0.00	(0.14)

03/31/2024	8.27	0.25	0.03	0.28	(0.25)	0.00	(0.25)

03/31/2023	8.33	0.16	(0.06)	0.10	(0.16)	0.00	(0.16)

03/31/2022	8.58	0.08	(0.25)	(0.17)	(0.08)	0.00	(0.08)

03/31/2021	8.41	0.10	0.17	0.27	(0.10)	0.00	(0.10)

03/31/2020	8.42	0.15	(0.01)	0.14	(0.15)	0.00	(0.15)

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.49	2.36%	$4,853	1.30	%*	1.30	%*	1.30	%*	1.30	%*	2.94	%*	15%

10.40	4.03	5,009	1.30		1.30		1.30		1.30		2.74		47

10.27	0.94	2,656	1.30		1.30		1.30		1.30		1.87		68

10.36	(4.87)	2,237	1.30		1.30		1.30		1.30		1.06		27

11.01	4.99	2,369	1.30		1.30		1.30		1.30		1.19		18

10.61	1.48	2,363	1.30		1.30		1.30		1.30		1.50		28

$10.95	2.79%	$268,191	0.445	%*	0.445	%*	0.445	%*	0.445	%*	3.67	%*	6%

10.85	5.25	235,716	0.445		0.445		0.445		0.445		3.69		18

10.69	(0.78)	142,333	0.455		0.455		0.445		0.445		3.03		64

11.11	(3.62)	190,751	0.445		0.445		0.445		0.445		1.95		23

11.75	5.08	181,033	0.445		0.445		0.445		0.445		2.01		31

11.41	3.67	147,314	0.495		0.495		0.445		0.445		2.36		56

10.95	2.74	135,026	0.545	*	0.545	*	0.545	*	0.545	*	3.57	*	6

10.85	5.14	108,170	0.545		0.545		0.545		0.545		3.59		18

10.69	(0.88)	69,923	0.555		0.555		0.545		0.545		2.97		64

11.11	(3.71)	72,230	0.545		0.545		0.545		0.545		1.84		23

11.75	4.97	73,929	0.545		0.545		0.545		0.545		1.91		31

11.41	3.57	46,782	0.595		0.595		0.545		0.545		2.23		56

10.95	2.72	1,262	0.595	*	0.645	*	0.595	*	0.645	*	3.52	*	6

10.85	5.09	1,183	0.595		0.645		0.595		0.645		3.54		18

10.69	(0.93)	577	0.605		0.655		0.595		0.645		3.15		64

11.11	(6.54)	117	0.595	*	0.645	*	0.595	*	0.645	*	2.10	*	23

10.95	2.63	368,112	0.775	*	0.775	*	0.775	*	0.775	*	3.34	*	6

10.85	4.90	303,563	0.775		0.775		0.775		0.775		3.34		18

10.69	(1.11)	254,890	0.785		0.785		0.775		0.775		2.72		64

11.11	(3.94)	321,595	0.775		0.775		0.775		0.775		1.61		23

11.75	4.73	395,441	0.775		0.775		0.775		0.775		1.68		31

11.41	3.33	382,717	0.825		0.825		0.775		0.775		2.00		56

10.95	2.24	11,342	1.525	*	1.525	*	1.525	*	1.525	*	2.59	*	6

10.85	4.12	11,961	1.525		1.525		1.525		1.525		2.58		18

10.69	(1.85)	15,638	1.535		1.535		1.525		1.525		1.98		64

11.11	(4.66)	18,104	1.525		1.525		1.525		1.525		0.86		23

11.75	3.95	22,314	1.525		1.525		1.525		1.525		0.93		31

11.41	2.56	24,957	1.575		1.575		1.525		1.525		1.28		56

$8.37	2.55%	$177,873	0.33	%*	0.33	%*	0.33	%*	0.33	%*	3.36	%*	18%

8.30	3.55	221,663	0.33		0.33		0.33		0.33		3.15		49

8.27	1.35	194,899	0.33		0.33		0.33		0.33		2.01		73

8.33	(1.90)	189,441	0.33		0.33		0.33		0.33		1.02		51

8.58	3.34	175,556	0.33		0.33		0.33		0.33		1.24		37

8.41	1.74	103,010	0.33		0.33		0.33		0.33		1.84		53

8.37	2.50	98,032	0.43	*	0.43	*	0.43	*	0.43	*	3.26	*	18

8.30	3.44	99,771	0.43		0.43		0.43		0.43		3.02		49

8.27	1.24	113,751	0.43		0.43		0.43		0.43		1.91		73

8.33	(2.00)	109,765	0.43		0.43		0.43		0.43		0.92		51

8.58	3.24	87,070	0.43		0.43		0.43		0.43		1.12		37

8.41	1.64	35,931	0.43		0.43		0.43		0.43		1.73		53

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Short Duration Municipal Income Fund (Cont.)
I-3

04/01/2024 - 09/30/2024+	$8.30	$0.13	$0.07	$0.20	$(0.13)	$0.00	$(0.13)

03/31/2024	8.27	0.26	0.02	0.28	(0.25)	0.00	(0.25)

03/31/2023	8.33	0.17	(0.07)	0.10	(0.16)	0.00	(0.16)

07/30/2021 - 03/31/2022	8.61	0.05	(0.28)	(0.23)	(0.05)	0.00	(0.05)
Class A

04/01/2024 - 09/30/2024+	8.30	0.12	0.07	0.19	(0.12)	0.00	(0.12)

03/31/2024	8.27	0.22	0.03	0.25	(0.22)	0.00	(0.22)

03/31/2023	8.33	0.13	(0.05)	0.08	(0.14)	0.00	(0.14)

03/31/2022	8.58	0.05	(0.25)	(0.20)	(0.05)	0.00	(0.05)

03/31/2021	8.41	0.07	0.18	0.25	(0.08)	0.00	(0.08)

03/31/2020	8.42	0.12	(0.01)	0.11	(0.12)	0.00	(0.12)
Class C

04/01/2024 - 09/30/2024+	8.30	0.11	0.07	0.18	(0.11)	0.00	(0.11)

03/31/2024	8.27	0.20	0.03	0.23	(0.20)	0.00	(0.20)

03/31/2023	8.33	0.11	(0.06)	0.05	(0.11)	0.00	(0.11)

03/31/2022	8.58	0.03	(0.25)	(0.22)	(0.03)	0.00	(0.03)

03/31/2021	8.41	0.05	0.17	0.22	(0.05)	0.00	(0.05)

03/31/2020	8.42	0.10	(0.01)	0.09	(0.10)	0.00	(0.10)
Class C-2

04/01/2024 - 09/30/2024+	8.30	0.10	0.07	0.17	(0.10)	0.00	(0.10)

03/31/2024	8.27	0.18	0.03	0.21	(0.18)	0.00	(0.18)

03/31/2023	8.33	0.09	(0.05)	0.04	(0.10)	0.00	(0.10)

03/31/2022	8.58	0.01	(0.25)	(0.24)	(0.01)	0.00	(0.01)

10/21/2020 - 03/31/2021	8.55	0.01	0.03	0.04	(0.01)	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.37	2.48%	$10,942	0.48	%*	0.53	%*	0.48	%*	0.53	%*	3.21	%*	18%

8.30	3.40	9,511	0.48		0.53		0.48		0.53		3.16		49

8.27	1.18	32	0.48		0.53		0.48		0.53		2.11		73

8.33	(2.69)	10	0.48	*	0.53	*	0.48	*	0.53	*	0.85	*	51

8.37	2.35	100,909	0.73	*	0.73	*	0.73	*	0.73	*	2.97	*	18

8.30	3.14	100,557	0.73		0.73		0.73		0.73		2.72		49

8.27	0.94	140,520	0.73		0.73		0.73		0.73		1.60		73

8.33	(2.29)	191,066	0.73		0.73		0.73		0.73		0.62		51

8.58	2.93	245,184	0.73		0.73		0.73		0.73		0.81		37

8.41	1.34	109,016	0.73		0.73		0.73		0.73		1.44		53

8.37	2.19	2,810	1.03	*	1.03	*	1.03	*	1.03	*	2.66	*	18

8.30	2.83	3,530	1.03		1.03		1.03		1.03		2.43		49

8.27	0.64	4,088	1.03		1.03		1.03		1.03		1.33		73

8.33	(2.59)	4,649	1.03		1.03		1.03		1.03		0.33		51

8.58	2.62	4,756	1.03		1.03		1.03		1.03		0.60		37

8.41	1.04	6,307	1.03		1.03		1.03		1.03		1.15		53

8.37	2.09	157	1.23	*	1.23	*	1.23	*	1.23	*	2.47	*	18

8.30	2.62	154	1.23		1.23		1.23		1.23		2.23		49

8.27	0.44	114	1.23		1.23		1.23		1.23		1.06		73

8.33	(2.78)	167	1.23		1.23		1.23		1.23		0.13		51

8.58	0.42	35	1.23	*	1.23	*	1.23	*	1.23	*	0.19	*	37

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:

Investments, at value
Investments in securities*	$179,250	$266,738	$123,987	$4,686,602
Investments in Affiliates	11,371	29,738	7,951	562,108
Cash	600	1,247	505	591
Receivable for investments sold	0	0	0	16,787
Receivable for Fund shares sold	43	303	144	12,053
Interest and/or dividends receivable	1,643	2,366	1,219	54,380
Dividends receivable from Affiliates	68	100	51	2,061
Reimbursement receivable from PIMCO	0	0	0	3
Total Assets	192,975	300,492	133,857	5,334,585

Liabilities:
Payable for investments purchased	$6,494	$10,578	$4,816	$143,776
Payable for investments in Affiliates purchased	70	104	52	2,141
Payable for Fund shares redeemed	158	289	125	10,057
Distributions payable	178	8	20	1,722
Accrued investment advisory fees	32	45	18	1,162
Accrued supervisory and administrative fees	36	62	18	1,139
Accrued distribution fees	1	2	0	34
Accrued servicing fees	9	21	4	238
Total Liabilities	6,978	11,109	5,053	160,269

Commitments and Contingent Liabilities^

Net Assets	$185,997	$289,383	$128,804	$5,174,316

Net Assets Consist of:

Paid in capital	$191,555	$290,466	$135,279	$5,210,828
Distributable earnings (accumulated loss)	(5,558)	(1,083)	(6,475)	(36,512)

Net Assets	$185,997	$289,383	$128,804	$5,174,316

Cost of investments in securities	$174,295	$259,481	$123,523	$4,568,308
Cost of investments in Affiliates	$11,364	$29,723	$7,946	$561,632

* Includes repurchase agreements of:	$0	$6,100	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024 (Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$2,823,201	$739,215	$727,532	$363,623
466,053	82,732	67,396	36,283
527	528	537	404
21,957	0	0	0
11,483	4,426	1,788	358
29,440	7,550	6,567	3,794
1,828	302	261	137
1	0	0	0
3,354,490	834,753	804,081	404,599

$143,338	$42,144	$18,638	$13,004
1,894	313	270	142
5,831	733	812	550
823	17	60	42
481	129	131	53
698	153	161	65
12	2	7	1
146	20	69	19
153,223	43,511	20,148	13,876

$3,201,267	$791,242	$783,933	$390,723

$3,234,727	$777,790	$799,471	$405,306
(33,460)	13,452	(15,538)	(14,583)

$3,201,267	$791,242	$783,933	$390,723

$2,711,082	$714,335	$709,639	$358,632
$465,657	$82,680	$67,324	$36,261

$0	$16,800	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	17

Statements of Assets and Liabilities	(Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:

Institutional Class	$115,708	$112,193	$87,783	$2,315,510
I-2	24,045	62,531	20,430	1,503,402
I-3	N/A	N/A	N/A	67,951
Class A	43,691	111,655	20,591	1,226,604
Class C	2,553	3,004	N/A	60,849
Class C-2	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	12,185	10,314	9,029	266,055
I-2	2,532	5,748	2,101	172,745
I-3	N/A	N/A	N/A	7,807
Class A	4,601	10,265	2,118	140,939
Class C	269	276	N/A	6,992
Class C-2	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.50	$10.88	$9.72	$8.70
I-2	9.50	10.88	9.72	8.70
I-3	N/A	N/A	N/A	8.70
Class A	9.50	10.88	9.72	8.70
Class C	9.50	10.88	N/A	8.70
Class C-2	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024 (Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$1,303,988	$556,878	$268,191	$177,873
1,098,076	128,289	135,026	98,032
19,351	N/A	1,262	10,942
748,904	101,222	368,112	100,909
30,948	4,853	11,342	2,810
N/A	N/A	N/A	157

135,839	53,098	24,483	21,243
114,388	12,232	12,327	11,708
2,016	N/A	115	1,307
78,015	9,652	33,605	12,052
3,224	463	1,035	335
N/A	N/A	N/A	19

$9.60	$10.49	$10.95	$8.37
9.60	10.49	10.95	8.37
9.60	N/A	10.95	8.37
9.60	10.49	10.95	8.37
9.60	10.49	10.95	8.37
N/A	N/A	N/A	8.37

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	19

Statements of Operations

Six Months Ended September 30, 2024 (Unaudited)
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:

Interest	$3,295	$4,186	$1,888	$112,396
Dividends from Investments in Affiliates	313	418	204	11,357
Total Income	3,608	4,604	2,092	123,753

Expenses:

Investment advisory fees	207	229	113	6,918
Supervisory and administrative fees	231	322	119	6,766
Distribution and/or servicing fees - Class A	51	106	25	1,324
Distribution and/or servicing fees - Class C	13	14	N/A	293
Distribution and/or servicing fees - Class C-2	N/A	N/A	N/A	N/A
Trustee fees	1	0	0	11
Total Expenses	503	671	257	15,312
Waiver and/or Reimbursement by PIMCO	0	0	0	(13)
Net Expenses	503	671	257	15,299

Net Investment Income (Loss)	3,105	3,933	1,835	108,454

Net Realized Gain (Loss):

Investments in securities	(85)	299	54	(2,060)
Investments in Affiliates	6	7	5	1
Exchange-traded or centrally cleared financial derivative instruments	0	(320)	0	(1,833)

Net Realized Gain (Loss)	(79)	(14)	59	(3,892)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,714	3,480	1,099	117,131
Investments in Affiliates	9	14	4	446

Net Change in Unrealized Appreciation (Depreciation)	1,723	3,494	1,103	117,577

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,749	$7,413	$2,997	$222,139

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$57,407	$13,030	$13,032	$7,047
8,991	1,840	1,429	638
66,398	14,870	14,461	7,685

2,868	771	789	375
4,151	911	965	447
851	120	395	122
113	19	58	9
N/A	N/A	N/A	1
7	2	2	1
7,990	1,823	2,209	955
(4)	0	(0)	(3)
7,986	1,823	2,209	952

58,412	13,047	12,252	6,733

4,441	87	756	(228)
(10)	15	1	16
(8,570)	(1,573)	(1,087)	0

(4,139)	(1,471)	(330)	(212)

43,682	8,153	7,753	3,731
378	50	55	13

44,060	8,203	7,808	3,744

$98,333	$19,779	$19,730	$10,265

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	21

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,105	$5,063	$3,933	$4,956	$1,835	$3,479	$108,454	$151,108
Net realized gain (loss)	(79)	140	(14)	(1,028)	59	(747)	(3,892)	(26,143)
Net change in unrealized appreciation (depreciation)	1,723	1,728	3,494	4,172	1,103	974	117,577	126,555

Net Increase (Decrease) in Net Assets Resulting from Operations	4,749	6,931	7,413	8,100	2,997	3,706	222,139	251,520

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,036)	(3,377)	(1,412)	(1,804)	(1,271)	(2,433)	(48,207)	(72,258)
I-2	(385)	(479)	(1,021)	(1,398)	(300)	(643)	(30,061)	(38,436)
I-3	N/A	N/A	N/A	N/A	N/A	N/A	(1,136)	(1,529)
Class A	(637)	(1,102)	(1,449)	(1,646)	(259)	(430)	(22,700)	(36,525)
Class C	(31)	(61)	(38)	(60)	N/A	N/A	(1,035)	(1,965)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(3,089)	(5,019)	(3,920)	(4,908)	(1,830)	(3,506)	(103,139)	(150,713)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(7,005)	45,003	114,332	45,474	5,004	(59,603)	846,211	1,413,047

Total Increase (Decrease) in Net Assets	(5,345)	46,915	117,825	48,666	6,171	(59,403)	965,211	1,513,854

Net Assets:

Beginning of period	191,342	144,427	171,558	122,892	122,633	182,036	4,209,105	2,695,251
End of period	$185,997	$191,342	$289,383	$171,558	$128,804	$122,633	$5,174,316	$4,209,105

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$58,412	$85,834	$13,047	$18,661	$12,252	$18,849	$6,733	$13,043
(4,139)	(18,115)	(1,471)	(1,414)	(330)	(1,824)	(212)	(2,495)
44,060	75,197	8,203	8,937	7,808	11,936	3,744	4,222

98,333	142,916	19,779	26,184	19,730	28,961	10,265	14,770

(23,967)	(33,551)	(9,275)	(13,662)	(4,577)	(6,592)	(3,468)	(6,519)
(19,080)	(30,070)	(2,001)	(2,380)	(2,201)	(3,009)	(1,580)	(3,222)
(287)	(243)	N/A	N/A	(21)	(30)	(174)	(109)
(12,775)	(20,815)	(1,651)	(2,546)	(5,279)	(8,752)	(1,449)	(3,128)
(488)	(927)	(73)	(94)	(150)	(349)	(41)	(91)
N/A	N/A	N/A	N/A	N/A	N/A	(2)	(3)

(56,597)	(85,606)	(13,000)	(18,682)	(12,228)	(18,732)	(6,714)	(13,072)

545,650	628,026	145,083	183,343	115,838	167,003	(48,014)	(19,916)

587,386	685,336	151,862	190,845	123,340	177,232	(44,463)	(18,218)

2,613,881	1,928,545	639,380	448,535	660,593	483,361	435,186	453,404
$3,201,267	$2,613,881	$791,242	$639,380	$783,933	$660,593	$390,723	$435,186

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	23

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.4%

MUNICIPAL BONDS & NOTES 88.6%

ALABAMA 1.7%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$1,500	$1,545

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	800	893

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	700	754

		3,192

CALIFORNIA 80.5%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (c)	2,000	1,207

Alameda County, California Joint Powers Authority Revenue Bonds, Series 2023
5.000% due 12/01/2032	1,000	1,192

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,150	698
0.000% due 08/01/2038 (b)	1,755	1,005
0.000% due 08/01/2039 (b)	1,750	945

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.600% (MUNIPSA) due 04/01/2056 ~	1,200	1,197

Bay Area Toll Authority, California Revenue Bonds, Series 2024
3.400% due 04/01/2059	3,500	3,500

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	2,000	2,010

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	2,064

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,800	4,131
5.250% due 01/01/2054	1,000	1,081
5.250% due 11/01/2054	1,750	1,906

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,519
4.000% due 03/01/2039	1,500	1,481

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	1,110	1,122

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	1,650	1,696
4.000% due 06/01/2050	1,000	960

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2032	1,000	1,085

California Health Facilities Financing Authority Revenue Bonds, Series 2023
5.000% due 08/15/2033	1,500	1,783

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	600	669

California Housing Finance Agency Revenue Bonds, Series 2024
1.700% due 12/01/2027	1,900	1,900
5.970% due 11/01/2053	2,000	2,035

California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	2,534	2,202

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,763
6.000% due 03/01/2053	2,000	2,048

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2036	$1,100	$1,243

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	1,250	1,256

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	1,800	1,852

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2029	1,000	1,085

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 07/01/2041	2,000	2,000

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,000	1,056

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2034	300	315
5.000% due 09/01/2054	500	550

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2044	625	668

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	998

California Pollution Control Financing Authority Revenue Bonds, Series 2019
5.000% due 07/01/2029	1,000	1,056

California Public Finance Authority Revenue Bonds, Series 2022
3.450% due 07/15/2062	3,500	3,500
4.000% due 07/15/2038	1,500	1,582

California School Finance Authority Revenue Bonds, Series 2016
5.000% due 06/01/2026	230	231

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,500	1,500

California State General Obligation Bonds, Series 2023
6.000% due 03/01/2033	1,000	1,119

California State Public Works Board Revenue Bonds, Series 2024
5.000% due 09/01/2031 (a)	1,000	1,154

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,000	930

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2026	1,000	1,032
5.000% due 05/15/2027	1,000	1,033
5.000% due 05/15/2032	500	514
5.250% due 12/01/2056	1,100	1,114

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2040 (b)	3,475	1,836

Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019
0.000% due 06/01/2037 (b)	3,515	2,212

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2032	135	148
5.000% due 09/01/2033	155	171
5.000% due 09/01/2034	100	110
5.000% due 09/01/2035	100	110

Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008
0.000% due 08/01/2032 (b)	2,300	1,817

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007
0.000% due 09/01/2032 (b)	$1,565	$1,230

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,075	1,009

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (b)	1,750	1,018

Long Beach, California Harbor Revenue Bonds, Series 2015
5.000% due 05/15/2030	1,000	1,011

Long Beach, California Harbor Revenue Bonds, Series 2017
5.000% due 05/15/2027	1,000	1,058

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2036	1,000	1,162

Los Angeles County, California Housing Development Authority, Revenue Bonds, Series 2023
3.375% due 01/01/2046	1,000	1,006

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,500	1,674

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2027	1,000	1,032
5.000% due 05/15/2041	1,000	1,016

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2031	1,500	1,618

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2041	2,000	1,995

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
2.100% due 07/01/2034	5,500	5,500

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2031	1,410	1,645

Los Angeles Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2038	1,000	1,174

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	1,500	1,571
5.000% due 07/01/2035 (a)	1,575	1,906

Mill Valley School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2044 (a)	1,000	1,028

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
4.000% due 09/01/2039	1,000	1,047

New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2027 (b)	915	851

Northern California Gas Authority, Revenue Bonds, Series 2007
4.467% (TSFR3M) due 07/01/2027 ~	880	881

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2035	500	582

Port of Los Angeles, California Revenue Bonds, Series 2024
5.000% due 08/01/2031	1,000	1,112

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	606
5.000% due 09/01/2034	500	565

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	315	341
5.000% due 09/01/2044	480	510

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	$1,000	$1,020

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,017

Rowland Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2039 (b)	1,820	869

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2040 (a)	1,600	1,856
5.000% due 07/01/2041 (a)	500	574

San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	285
5.000% due 09/01/2031	285	290
5.000% due 09/01/2032	475	482

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2034	2,750	3,032

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2039	1,500	1,655

San Diego County, California Water Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,130	1,250

San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,500	2,570

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,672
4.000% due 08/01/2045	1,375	1,383

San Dieguito Union High School District, California General Obligation Bonds, Series 2015
4.000% due 02/01/2040	2,000	2,003

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
2.150% due 05/01/2058	2,500	2,500

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,124
5.000% due 05/01/2049	1,040	1,077

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2032	1,000	1,123

San Francisco, California City & County Certificates of Participation Bonds, Series 2021
4.000% due 04/01/2034	1,000	1,045

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,250	1,382

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	1,010

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	1,839

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026 (b)	380	362

Santa Clara Valley Water District, California Revenue Bonds, Series 2024
5.000% due 06/01/2039	500	593

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	$1,500	$1,512

Silicon Valley Clean Water, California Revenue Bonds, Series 2021
0.500% due 03/01/2026	2,500	2,380

Southwestern Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,845	1,860

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2040	500	572

Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018
5.000% due 10/01/2029	1,000	1,099

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	500	542

Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	816
5.000% due 09/01/2029	300	306

		149,640

FLORIDA 0.2%

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2034 (b)	650	443

GEORGIA 0.4%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	700	763

MICHIGAN 0.8%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.347% (TSFR3M) due 07/01/2032 ~	1,500	1,469

MULTI-STATE 1.4%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,482	1,271
4.033% due 12/25/2036	1,285	1,321

		2,592

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2037	1,000	1,131

PUERTO RICO 2.4%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.263% (TSFR3M) due 07/01/2029 ~	720	694

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	2,000	1,545
4.750% due 07/01/2053	1,250	1,254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	$1,000	$1,006

		4,499

TEXAS 0.6%

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,000	1,108

Total Municipal Bonds & Notes (Cost $160,579)		164,837

U.S. GOVERNMENT AGENCIES 4.7%

Freddie Mac
3.200% due 09/01/2040	989	922
3.600% due 12/01/2040	1,988	1,926
3.660% due 01/01/2039	1,978	1,947
3.720% due 01/01/2041	1,988	1,967
3.850% due 02/01/2038	1,991	2,005

Total U.S. Government Agencies (Cost $8,098)		8,767

SHORT-TERM INSTRUMENTS 3.1%

MUNICIPAL BONDS & NOTES 3.1%

Los Angeles, California Revenue Notes, Series 2024
5.000% due 06/26/2025	2,150	2,187

Riverside County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	2,000	2,035

Santa Cruz County, California Revenue Notes, Series 2024
5.000% due 07/01/2025	1,400	1,424

Total Municipal Bonds & Notes (Cost $5,618)		5,646

Total Short-Term Instruments (Cost $5,618)		5,646

Total Investments in Securities (Cost $174,295)		179,250

	SHARES
INVESTMENTS IN AFFILIATES 6.1%

SHORT-TERM INSTRUMENTS 6.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%

PIMCO Short-Term Floating NAV Portfolio III	1,167,840	11,371

Total Short-Term Instruments (Cost $11,364)		11,371

Total Investments in Affiliates (Cost $11,364)		11,371

Total Investments 102.5% (Cost $185,659)		$190,621

Other Assets and Liabilities, net (2.5)%		(4,624)

Net Assets 100.0%		$185,997

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	25

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund	(Cont.)	September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,192	$0	$3,192
California	0	149,640	0	149,640
Florida	0	443	0	443
Georgia	0	763	0	763
Michigan	0	1,469	0	1,469
Multi-State	0	2,592	0	2,592
Pennsylvania	0	1,131	0	1,131
Puerto Rico	0	4,499	0	4,499
Texas	0	1,108	0	1,108

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
U.S. Government Agencies	$0	$8,767	$0	$8,767
Short-Term Instruments
Municipal Bonds & Notes	0	5,646	0	5,646

	$0	$179,250	$0	$179,250

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,371	$0	$0	$11,371

Total Investments	$11,371	$179,250	$0	$190,621

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Bond Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.2%

MUNICIPAL BONDS & NOTES 84.8%

CALIFORNIA 79.7%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.000% due 10/01/2053 (b)	$3,800	$1,005

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2050 (c)	3,000	1,788

Alhambra Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,131

Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	100
4.000% due 04/01/2034	1,000	1,022
5.000% due 04/01/2056	250	267

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.400% due 04/01/2055	6,000	6,000

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.250% due 07/01/2043	2,000	2,028

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	2,064

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	600	652
5.250% due 01/01/2054	750	811
5.250% due 11/01/2054	1,500	1,634
5.500% due 10/01/2054	1,000	1,119

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	210

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	947
5.000% due 06/01/2050	1,060	1,076

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	308

California Enterprise Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2049 (a)	2,200	2,447

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	202

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,266
4.000% due 10/01/2036	1,000	1,008
4.000% due 11/15/2041	100	100

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	1,000	1,010

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2033	1,000	1,077

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	2,000	2,230
5.000% due 11/15/2044	1,500	1,695

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024
4.100% due 07/01/2040	1,900	1,945

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.250% due 08/01/2041	3,000	3,082

California Housing Finance Agency Revenue Bonds, Series 2024
1.700% due 12/01/2027	3,000	3,000
5.970% due 11/01/2053	1,750	1,781

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	$230	$200

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,763
6.000% due 03/01/2053	1,500	1,536

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	4,000	361
4.000% due 07/01/2050	1,000	988
4.125% due 01/01/2035	470	470
5.000% due 01/01/2055	480	485
5.125% due 07/01/2054	1,000	985
8.000% due 01/01/2050	1,500	1,545

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2035	1,175	1,334

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2046	300	302

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	2,000	2,010

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	1,900	1,955

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	1,793

California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	330
5.000% due 12/31/2043	1,000	1,025

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,495	1,449
4.000% due 07/01/2041	2,000	2,000
4.000% due 09/01/2050 (d)	1,110	975

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	2,000	2,200
6.000% due 01/01/2039	1,000	1,065

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2048	400	424
5.125% due 09/01/2054	500	531

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	131

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,750	1,842

California Public Finance Authority Revenue Bonds, Series 2022
3.450% due 07/15/2062	800	800

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	226
5.000% due 06/01/2046	300	300
5.000% due 08/01/2046	1,825	1,833

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,131

California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2064	1,000	1,041

California State General Obligation Bonds, Series 2004
3.000% due 05/01/2034	1,925	1,925

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,000	1,000

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	275	276

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2032	1,500	1,749

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,000	1,118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	$500	$517

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	700	768

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	2,250	2,250

California Statewide Communities Development Authority Revenue Bonds, Series 2009
5.000% due 04/01/2046	2,000	2,243

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2033	1,500	1,539
5.000% due 06/01/2046	100	101
5.000% due 12/01/2046	550	556
5.250% due 12/01/2056	1,000	1,013

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,134
5.000% due 12/01/2057	100	103

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,480	1,333

California Statewide Communities Development Authority Revenue Bonds, Series 2024
5.250% due 12/01/2044	2,000	2,315

Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (b)	265	190

Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2048	1,000	1,143

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	1,000	1,072

Clovis Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2041	600	671

CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	445	401

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	1,240	1,110

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	549

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	374
3.400% due 10/01/2046	495	426
4.000% due 02/01/2057	500	397

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (c)	1,000	695

Eastern Municipal Water District, California Revenue Bonds, Series 2018
3.000% due 07/01/2046	2,500	2,500

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,012

Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	100

Fresno Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,575	1,584

Garden Grove Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 04/01/2049	2,500	2,820

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	1,500	1,523

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	27

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	$200	$219

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	7,500	896
2.746% due 06/01/2034	1,000	875
3.850% due 06/01/2050	640	600

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,000	1,055

Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (b)	500	400

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	250	252

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	350	327

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	150	152

Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022
4.500% due 11/01/2052	750	773

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	275	258

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	1,000	990

Irvine Unified School District, California General Obligation Bonds, Series 2018
4.000% due 09/01/2045	250	251

Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	101

Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,495	1,560

Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	160	162

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2050	1,500	1,506

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	135

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (b)	1,620	942

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	204

Los Angeles Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2032	2,000	2,385

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	1,385	1,402

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	250	251

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	750	762

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	690	767

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2048	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
2.900% due 07/01/2034	$2,700	$2,700

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
2.650% due 07/01/2035	3,825	3,825

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2022
5.000% due 07/01/2028	1,015	1,121

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2023
3.100% due 07/01/2057	11,000	11,000

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2024
5.000% due 07/01/2041	2,500	2,899

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2041	1,000	1,140

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2034	1,500	1,810
5.000% due 07/01/2035 (a)	2,500	3,025

Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	250

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	45	48
7.000% due 11/01/2034	200	254

Marin Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	250	261

Menifee Union School District, California General Obligation Bonds, Series 2023
4.000% due 08/01/2046	1,000	1,013

Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,266

Mill Valley School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2045 (a)	1,355	1,386

Monterey Peninsula Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,000	1,004

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2041	1,000	1,003

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	350	350

Mount San Antonio Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,000	1,008

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	202

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
5.000% due 09/01/2034	200	229

Napa Valley Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2032	250	254

Norris School District, California General Obligation Bonds, Series 2012
5.200% due 11/01/2040	250	264

Northern California Gas Authority, Revenue Bonds, Series 2007
4.467% (TSFR3M) due 07/01/2027 ~	195	195

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,068
4.000% due 05/15/2051	1,500	1,501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2047	$1,090	$1,146

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,000	1,003

Peralta Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2039	2,000	2,004

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	500	514

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	1,019

Riverside County, California Transportation Commission Revenue Bonds, Series 2017
5.000% due 06/01/2035	215	230

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	730	768

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	250	255

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	253

Roseville, California Special Tax Bonds, Series 2017
5.000% due 09/01/2033	500	517

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2049 (a)	2,500	2,776

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	1,000	1,049

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.086% (TSFR3M) due 06/01/2034 ~	490	473

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	611
4.000% due 09/01/2050	750	707

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2048	1,500	1,677

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	1,002
5.000% due 07/01/2056	2,000	2,105

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	1,700	1,834

San Diego County, California Water Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,500	1,659

San Diego Housing Authority, Inc., California Revenue Bonds, (FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,500	2,570

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	1,625	1,634

San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	386
4.000% due 07/01/2047	400	399

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	1,000	1,120

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,500	2,506
5.000% due 07/01/2041	1,000	1,172

San Dieguito Union High School District, California General Obligation Bonds, Series 2015
4.000% due 02/01/2040	1,800	1,803

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
2.150% due 05/01/2058	$4,765	$4,765

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	960	994

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2034	2,000	2,279
5.000% due 05/01/2040	2,000	2,323

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,000	1,105

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	105	110

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	1,010

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,000	1,078

San Francisco, California Special Tax District, City & County Special Tax Bonds, Series 2021
4.000% due 09/01/2031	150	153

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	204

San Marcos Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2038	500	508

San Mateo County, California Transportation Authority Revenue Bonds, Series 2020
3.000% due 06/01/2049	3,560	3,560

San Rafael City Elementary School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2047	615	613

Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041	200	202

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,910	1,925

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	1,004

Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	370	402
5.000% due 09/01/2049	525	563

Temple City Unified School District, California General Obligation Bonds, Series 2013
6.170% due 08/01/2036	200	225

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	8,720	1,519

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (b)	4,000	800

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	250	249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	$265	$267

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	234

Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2046	1,575	1,589

		230,716

GEORGIA 0.6%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,000	1,009

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	654

		1,663

IOWA 0.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	250	275

MULTI-STATE 1.2%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,482	1,271
4.033% due 12/25/2036	988	1,016
4.549% due 08/25/2040	1,194	1,266

		3,553

NEW YORK 0.1%

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	200	210

PUERTO RICO 2.1%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	929	600
0.000% due 11/01/2051	1,436	940

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.263% (TSFR3M) due 07/01/2029 ~	125	120

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	12,000	2,960

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,499

		6,119

TENNESSEE 0.4%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,000	1,085

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.6%

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	$900	$967
5.000% due 10/15/2058	600	651

		1,618

Total Municipal Bonds & Notes (Cost $238,690)		245,239

U.S. GOVERNMENT AGENCIES 3.0%

Freddie Mac
3.200% due 09/01/2040	989	922
3.600% due 12/01/2040	1,988	1,926
3.660% due 01/01/2039	1,483	1,460
3.720% due 01/01/2041	1,491	1,476
3.850% due 02/01/2038	1,792	1,804
5.210% due 08/01/2040	696	792
5.951% due 07/15/2040 •	297	306

Total U.S. Government Agencies (Cost $8,011)		8,686

SHORT-TERM INSTRUMENTS 4.4%

REPURCHASE AGREEMENTS (e) 2.1%
		6,100

MUNICIPAL BONDS & NOTES 2.3%

Los Angeles County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	2,000	2,034

Los Angeles, California Revenue Notes, Series 2024
5.000% due 06/26/2025	2,600	2,645

Riverside County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	2,000	2,034

Total Municipal Bonds & Notes (Cost $6,680)		6,713

Total Short-Term Instruments (Cost $12,780)		12,813

Total Investments in Securities (Cost $259,481)		266,738

	SHARES
INVESTMENTS IN AFFILIATES 10.3%

SHORT-TERM INSTRUMENTS 10.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%

PIMCO Short-Term Floating NAV Portfolio III	3,054,078	29,738

Total Short-Term Instruments (Cost $29,723)		29,738

Total Investments in Affiliates (Cost $29,723)		29,738

Total Investments 102.5% (Cost $289,204)		$296,476

Other Assets and Liabilities, net (2.5)%		(7,093)

Net Assets 100.0%		$289,383

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	29

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$895	$975	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.860%	09/30/2024	10/01/2024	$6,100	U.S. Treasury Bonds 1.375% due 11/15/2040	$(6,222)	$6,100	$6,101

Total Repurchase Agreements						$(6,222)	$6,100	$6,101

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$6,101	$0	$0	$6,101	$(6,222)	$(121)

Total Borrowings and Other Financing Transactions	$6,101	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(320)	$(320)

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$230,716	$0	$230,716
Georgia	0	1,663	0	1,663
Iowa	0	275	0	275
Multi-State	0	3,553	0	3,553
New York	0	210	0	210
Puerto Rico	0	6,119	0	6,119
Tennessee	0	1,085	0	1,085
Texas	0	1,618	0	1,618
U.S. Government Agencies	0	8,686	0	8,686

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short-Term Instruments
Repurchase Agreements	$0	$6,100	$0	$6,100
Municipal Bonds & Notes	0	6,713	0	6,713

	$0	$266,738	$0	$266,738

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,738	$0	$0	$29,738

Total Investments	$29,738	$266,738	$0	$296,476

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	31

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.2%

MUNICIPAL BONDS & NOTES 91.7%

ALABAMA 1.0%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$600	$669

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	600	647

		1,316

CALIFORNIA 85.5%

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2034 (b)	600	431

Bay Area Toll Authority, California Revenue Bonds, Series 2001
4.400% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,008

Bay Area Toll Authority, California Revenue Bonds, Series 2018
2.625% due 04/01/2045	680	675

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.560% (MUNIPSA) due 04/01/2056 ~	500	493
3.600% (MUNIPSA) due 04/01/2056 ~	1,000	997

Bay Area Toll Authority, California Revenue Bonds, Series 2024
3.400% due 04/01/2059	2,500	2,500

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,350	2,425

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	700	761
5.250% due 01/01/2054	1,150	1,243
5.500% due 10/01/2054	1,000	1,119

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	272
5.000% due 06/01/2032	300	326

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 12/01/2024	675	676

California Health Facilities Financing Authority Revenue Bonds, Series 1998
2.500% due 09/01/2028	1,000	1,000

California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2024	1,000	1,002

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	3,500	3,570

California Health Facilities Financing Authority Revenue Bonds, Series 2021
5.000% due 11/01/2031	550	635

California Health Facilities Financing Authority Revenue Bonds, Series 2022
5.000% due 03/01/2040	605	639

California Housing Finance Agency Revenue Bonds, Series 2024
1.700% due 12/01/2027	1,320	1,320
5.970% due 11/01/2053	1,250	1,272

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,000	1,008

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
5.000% due 10/01/2025	2,500	2,566

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
3.850% (MUNIPSA) due 12/01/2050 ~	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 07/01/2041	$1,500	$1,500

California Public Finance Authority Revenue Bonds, Series 2022
3.450% due 07/15/2062	2,500	2,500

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	2,500	2,921

California State General Obligation Bonds, Series 2017
5.000% due 08/01/2025	2,880	2,936

California State General Obligation Bonds, Series 2020
5.000% due 11/01/2027	1,500	1,621

California State General Obligation Bonds, Series 2022
5.000% due 11/01/2026	1,820	1,922

California State General Obligation Bonds, Series 2023
5.000% due 09/01/2025	1,000	1,022

California State Public Works Board Revenue Bonds, Series 2015
5.000% due 05/01/2028	1,500	1,519

California State Public Works Board Revenue Bonds, Series 2024
5.000% due 09/01/2031 (a)	1,000	1,154

California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	1,000	927

California Statewide Communities Development Authority Revenue Bonds, Series 2008
2.500% due 08/15/2047	2,250	2,250

California Statewide Communities Development Authority Revenue Bonds, Series 2009
5.000% due 04/01/2046	1,000	1,122

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	517

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2029	25	27
5.000% due 09/01/2030	50	55
5.000% due 09/01/2031	115	126

East County, California Advanced Water Purification Joint Powers Authority Revenue Bonds, Series 2024
5.000% due 09/01/2026	1,000	1,041

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	1,920	1,949

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.687% due 06/01/2030	1,500	1,373

Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007
0.000% due 07/15/2025 (b)	1,700	1,663

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	540	507

Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
2.500% due 10/01/2041	2,155	2,155

Long Beach, California Harbor Revenue Bonds, Series 2015
5.000% due 05/15/2030	1,000	1,011

Long Beach, California Harbor Revenue Bonds, Series 2017
5.000% due 05/15/2027	1,000	1,058

Los Angeles Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2031	1,500	1,761

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
5.000% due 12/01/2051	2,630	2,917

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
2.100% due 07/01/2034	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
2.900% due 07/01/2035	$2,500	$2,500

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2022
5.000% due 07/01/2028	1,000	1,104

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2023
5.000% due 07/01/2029	2,000	2,260

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2028	1,000	1,101

Los Angeles Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2027	1,000	1,074

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	1,000	1,047
5.000% due 07/01/2035 (a)	1,100	1,331

Los Angeles, California Wastewater System Revenue Bonds, Series 2022
5.000% due 06/01/2025	750	762

Orange County, California Special Assessment Bonds, Series 2018
3.000% due 09/02/2025	370	370

Port of Los Angeles, California Revenue Bonds, Series 2024
5.000% due 08/01/2028	1,000	1,073

Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 09/01/2031 (a)	250	286

Roseville, California Special Tax Bonds, Series 2017
5.000% due 09/01/2033	965	998

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2032 (a)	1,750	2,059

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2029	1,000	1,073

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.086% (TSFR3M) due 06/01/2034 ~	970	936

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2033	1,000	1,132

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2028	1,000	1,103

San Diego Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2034	1,050	1,285

San Dieguito Union High School District, California General Obligation Bonds, Series 2015
4.000% due 02/01/2040	1,200	1,202

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
2.150% due 05/01/2058	2,500	2,500

San Francisco, California City & County General Obligation Bonds, Series 2024
5.000% due 06/15/2027	1,300	1,401

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2015
5.000% due 11/01/2024	1,300	1,302

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	1,010

San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993
0.000% due 01/01/2025 (b)	2,200	2,183

San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2030 (b)	2,520	2,153

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Juan Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2025	$250	$253

Santa Clara Valley Water District, California Revenue Bonds, Series 2024
5.000% due 06/01/2039	500	593

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,000	1,008

Silicon Valley Clean Water, California Revenue Bonds, Series 2021
0.500% due 03/01/2026	3,000	2,856

Solano County, California Community College District General Obligation Bonds, Series 2015
5.000% due 08/01/2028	250	255

South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2029	250	281

Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018
5.000% due 10/01/2024	600	600

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2026	1,000	1,029
5.000% due 06/01/2029	500	540

University of California Revenue Bonds, Series 2015
5.000% due 05/15/2025	1,500	1,522

Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004
0.000% due 08/01/2026 (b)	1,000	955

		110,129

GEORGIA 0.5%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	654

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 0.4%

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	$500	$457

Michigan Finance Authority Revenue Bonds, Series 2020
2.326% due 06/01/2030	34	34

		491

OREGON 0.2%

Oregon State Facilities Authority Revenue Bonds, Series 2020
5.000% due 10/01/2027	300	313

PENNSYLVANIA 0.8%

Bethlehem Area School District Authority, Pennsylvania Revenue Bonds, Series 2021
3.586% (SOFRRATE) due 01/01/2030 ~	985	980

PUERTO RICO 2.5%

Puerto Rico Housing Finance Authority Revenue Bonds, Series 2023
5.000% due 03/01/2027	1,000	1,028

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	2,223	2,227

		3,255

TENNESSEE 0.8%

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	1,000	1,000

Total Municipal Bonds & Notes (Cost $117,701)		118,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.5%

MUNICIPAL BONDS & NOTES 4.5%

Los Angeles County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	$2,000	$2,034

Los Angeles, California Revenue Notes, Series 2024
5.000% due 06/26/2025	1,500	1,526

Riverside County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	1,250	1,272

Santa Cruz County, California Revenue Notes, Series 2024
5.000% due 07/01/2025	1,000	1,017

Total Municipal Bonds & Notes (Cost $5,822)		5,849

Total Short-Term Instruments (Cost $5,822)		5,849

Total Investments in Securities (Cost $123,523)		123,987

	SHARES
INVESTMENTS IN AFFILIATES 6.2%

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short-Term Floating NAV Portfolio III	816,590	7,951

Total Short-Term Instruments (Cost $7,946)		7,951

Total Investments in Affiliates (Cost $7,946)		7,951

Total Investments 102.4% (Cost $131,469)		$131,938

Other Assets and Liabilities, net (2.4)%		(3,134)

Net Assets 100.0%		$128,804

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,316	$0	$1,316
California	0	110,129	0	110,129
Georgia	0	654	0	654
Michigan	0	491	0	491
Oregon	0	313	0	313
Pennsylvania	0	980	0	980
Puerto Rico	0	3,255	0	3,255
Tennessee	0	1,000	0	1,000

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Short-Term Instruments
Municipal Bonds & Notes	$0	$5,849	$0	$5,849

	$0	$123,987	$0	$123,987

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,951	$0	$0	$7,951

Total Investments	$7,951	$123,987	$0	$131,938

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	33

Schedule of Investments	PIMCO High Yield Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

City of Salinas
4.020% due 09/01/2033 «	$7,142	$6,972

Successor Agency Redevelopment of West Sacramento
4.310% due 09/01/2035 «	8,589	8,489

Total Loan Participations and Assignments (Cost $15,053)		15,461

CORPORATE BONDS & NOTES 1.8%

BANKING & FINANCE 0.6%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	18,000	17,961

Reagan Ranch Development LLC
8.500% due 09/01/2031 «	8,500	8,507

VM Fund LLC
8.625% due 02/28/2031 «	4,680	4,703

		31,171

INDUSTRIALS 1.2%

Adventist Health System
3.630% due 03/01/2049	5,000	3,768

CommonSpirit Health
4.187% due 10/01/2049	8,624	7,352

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	10,618	8,260

Toledo Hospital
4.982% due 11/15/2045	15,603	12,307
5.325% due 11/15/2028	5,518	5,483
6.015% due 11/15/2048	12,400	11,547

Toll Road Investors Partnership LP
0.000% due 02/15/2043 (d)	25,670	8,022

Wild Rivers Water Park
8.500% due 11/01/2051	7,500	4,706

		61,445

Total Corporate Bonds & Notes (Cost $89,445)		92,616

MUNICIPAL BONDS & NOTES 85.5%

ALABAMA 2.1%

Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	778

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	5,785	5,959

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	17,500	18,778

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	8,140	8,811
5.500% due 10/01/2054	13,600	15,175

Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020
6.000% due 07/01/2045	1,820	1,914

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	3,600	4,092

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	14,000	15,508

Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,500	1,583

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027 ^(c)	$4,030	$2,740
5.000% due 03/01/2029 ^(c)	4,570	3,108

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	12,500	13,745

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	6,015	6,127

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	3,500	3,700

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,000	3,232

		106,391

ALASKA 0.2%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(c)	1,400	37

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	8,795	9,482

		9,519

ARIZONA 1.1%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
4.050% due 01/01/2046	10,000	10,000

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040 ^(c)	1,000	481
4.500% due 01/01/2049	2,400	1,469
4.750% due 01/01/2039 ^(c)	1,000	453
5.000% due 01/01/2025 ^(c)	500	437
5.000% due 01/01/2040 ^(c)	1,045	462
5.000% due 01/01/2043 ^(c)	1,000	432
5.000% due 01/01/2049 ^(c)	4,265	1,854
5.000% due 01/01/2054	11,800	7,381
5.125% due 01/01/2054 ^(c)	2,365	1,064

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(c)	4,030	161

Arizona Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2051	700	596

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	20,000	20,269

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,003

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2049	3,500	3,388

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	6,000	6,761

		57,211

ARKANSAS 0.8%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	17,500	19,502

Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024
4.750% due 09/01/2049	19,200	19,229

		38,731

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 8.7%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.350% due 10/01/2048 (e)	$3,000	$1,801

Antelope Valley Healthcare District, California Revenue Bonds, Series 2016
5.000% due 03/01/2026	665	668

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	8,000	8,255

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	10,000	10,870
5.250% due 11/01/2054	11,900	12,960
5.500% due 10/01/2054	4,800	5,373

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	2,900	2,438

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	545	546

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (d)	10,445	2,080
5.000% due 06/01/2049	325	334

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2042	3,000	3,371
5.250% due 12/01/2043	2,825	3,156
5.250% due 12/01/2044	1,750	1,945

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	15,500	15,771

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	26,200
6.000% due 03/01/2053	33,650	34,465
7.000% due 03/01/2053	9,100	9,246

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	1,260	711
4.125% due 01/01/2035	465	465
5.000% due 01/01/2055	960	969
5.250% due 07/01/2064	3,000	2,977
8.000% due 01/01/2050	37,100	38,210

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	43,275	3,639
4.000% due 05/01/2051	5,000	4,980

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	3,500	3,802

California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,007

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	4,500	4,612

California Municipal Finance Authority Revenue Bonds, Series 2020
5.000% due 07/01/2052	1,070	1,037

California Municipal Finance Authority Revenue Bonds, Series 2021
3.000% due 09/01/2030 (f)	3,885	3,559
3.637% due 07/01/2030	3,440	3,207
4.000% due 09/01/2040 (f)	4,110	3,846
5.000% due 12/01/2030	105	111
5.000% due 12/01/2036	175	183
5.000% due 12/01/2054	1,000	1,011

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	15,500	16,505

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	998

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	$1,500	$1,510

California Pollution Control Financing Authority Revenue Bonds, Series 2019
6.750% due 12/01/2028 ^(c)	4,215	316
7.500% due 12/01/2039 ^(c)	5,883	1

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	678
5.000% due 06/01/2046	2,590	2,318
5.000% due 06/01/2051	1,000	762

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.250% due 08/15/2052	2,250	2,455

California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	4,140	4,145

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,912
5.250% due 12/01/2056	14,600	14,786

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.500% due 12/01/2058	2,200	2,280

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	7,620	6,861

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	4,780	4,890

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	6,200	5,549

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	1,985	1,710
4.000% due 02/01/2057	1,000	793

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (e)	23,500	16,328
5.000% due 09/01/2037	3,330	3,413

Firebaugh, California Revenue Bonds, Series 2019
4.000% due 08/01/2039	1,210	1,091

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,019

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	280,615	33,523
3.850% due 06/01/2050	6,055	5,680

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	3,000	3,166

Grossmont Union High School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2044 (d)	4,295	1,946

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	6,000	5,613

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,963

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (d)	4,500	1,560

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	1,265	1,322

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,012

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	5,900	6,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2046	$1,200	$1,157

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	30,460	32,864

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	10,000	10,053

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2035	15,000	17,034

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (d)	5,000	2,651

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	69,995	12,193

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (d)	18,000	4,028

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	16,635	3,326

		450,403

COLORADO 3.9%

Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021
5.750% due 12/01/2051	6,000	5,891

Baseline Metropolitan District No 1, Colorado General Obligation Bonds, Series 2024
6.750% due 12/15/2054 (b)	1,500	1,532

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	4,050	4,058

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	6,300	6,308

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	13,740	13,725
4.000% due 08/01/2049	5,960	5,689
5.000% due 08/01/2044	7,000	7,302

Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	1,084
4.000% due 09/01/2050	2,800	3,036

Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.050% due 05/15/2062	23,475	23,475

Colorado Housing and Finance Authority Revenue Bonds, Series 2024
6.000% due 06/01/2028	12,300	12,537

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (e)	4,955	3,180

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	10,500	11,402

Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2006
3.150% due 11/01/2036	7,120	7,120

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	10,515	10,531

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	5,700	5,637
5.000% due 11/15/2053	3,000	3,174

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	33,000	34,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	$2,913	$2,947

Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2050	2,500	2,291

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	3,000	3,028

Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	875	884

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,335

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	1,000	980

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	4,650	4,313

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
6.125% due 12/01/2039	550	579
6.500% due 12/01/2054	1,250	1,319

Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024
5.625% due 12/01/2043	2,500	2,618

Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2051	2,000	1,638

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
6.000% due 12/01/2050 (e)	11,100	8,315

Village Metropolitan District, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2049	1,200	1,213

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,880	4,885
5.000% due 12/01/2049	6,375	6,177

		203,249

DELAWARE 0.8%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 10/01/2038	34,425	31,658
7.120% due 10/01/2038	6,075	5,968

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	2,500	2,434

		40,060

DISTRICT OF COLUMBIA 1.1%

District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	972

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,863

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2048	27,000	29,581

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	11,200	12,248
5.000% due 07/15/2056	9,870	10,794

		58,458

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	35

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 5.7%

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	$1,000	$1,031

Avenir Community Development District, Florida Special Assessment Bonds, Series 2021
3.200% due 05/01/2041	5,035	4,158

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
4.500% due 05/01/2030	2,160	2,201
5.375% due 05/01/2043	3,640	3,752
5.625% due 05/01/2054	5,445	5,648

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
4.250% due 05/01/2032	1,500	1,517
5.000% due 05/01/2042	2,000	2,044
5.000% due 05/01/2053	5,525	5,591

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2055	915	921

Berry Bay II Community Development District, Florida Special Assesment Bonds, Series 2024
5.450% due 05/01/2054	1,000	1,008

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052 ^(c)	4,365	437

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	1,500	300
5.000% due 07/01/2043 ^(c)	950	11
5.250% due 07/01/2048 ^(c)	900	11
7.500% due 07/01/2053 ^(c)	1,000	10

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
0.000% due 01/01/2060 (d)	22,070	1,894

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.250% due 06/15/2053	4,250	4,482

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,323

Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2054	1,250	1,290

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044 (b)	500	502
5.500% due 05/01/2054 (b)	2,500	2,506

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	8,000	7,913

Florida Development Finance Corp. Revenue Bonds, Series 2017
6.125% due 06/15/2047	5,300	5,354

Florida Development Finance Corp. Revenue Bonds, Series 2022
8.250% due 07/01/2057	14,890	15,336

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	1,750	1,883

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
4.050% due 10/01/2042	23,350	23,350

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	2,049
6.000% due 05/01/2055	4,000	4,122

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052	7,900	8,051

Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	1,000	1,025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	$875	$903
6.150% due 05/01/2054	1,000	1,034

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	3,600	3,888

Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.150% due 05/01/2044	1,000	1,010
5.450% due 05/01/2055	750	757

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	402	28

Hillsborough County, Florida Aviation Authority Revenue Bonds, Series 2024
5.500% due 10/01/2049	10,000	11,279

Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	1,900	1,990
5.875% due 05/01/2055	2,500	2,612

Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2034	1,700	1,724

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2034	2,325	2,359
5.600% due 05/01/2055	685	694

Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2049 (b)	7,500	8,181

LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 05/01/2031	500	507
5.650% due 05/01/2054	1,250	1,267
5.750% due 05/01/2044	1,150	1,183
6.050% due 05/01/2054	1,375	1,416

Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2046	8,000	7,910

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2035	18,000	19,963

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,943
4.000% due 10/01/2049	1,785	1,752

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	2,075	2,071
5.250% due 10/01/2054	15,400	17,188

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2050	10,000	9,551

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	1,815	1,816

Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	1,500	1,511
5.550% due 05/01/2054	1,750	1,758

North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,250	1,288
6.000% due 05/01/2054	2,000	2,065

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2053	4,915	5,276

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	3,200	3,381

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2031 (d)	1,330	1,014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palm Beach County, Florida Revenue Bonds, Series 2021
5.000% due 06/01/2057	$1,000	$937

Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	750	762
5.800% due 05/01/2054	2,000	2,032

Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020
5.875% due 01/01/2033	9,040	8,168

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	6,750	6,037

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	7,000	7,267

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2055	1,500	1,506

Seagrove Community Development District, Florida Special Assesment Bonds, Series 2024
5.200% due 06/15/2054	1,250	1,262

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	6,500	5,991

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (d)	1,000	508
0.000% due 09/01/2041 (d)	1,000	481

Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	1,000	1,021

Village Community Development District No 13, Florida Special Assessment Bonds, Series 2020
3.500% due 05/01/2051	7,795	6,582

Village Community Development District No 15, Florida Special Assessment Bonds, Series 2024
4.550% due 05/01/2044 (b)	1,000	1,016
4.800% due 05/01/2055 (b)	3,250	3,295

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
5.000% due 05/01/2043	1,000	1,043
5.250% due 05/01/2054	5,500	5,740

Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,500	1,547
6.000% due 05/01/2054	2,000	2,066

		292,300

GEORGIA 3.3%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040 ^(c)	1,600	720

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
6.500% due 12/15/2048 (e)	16,100	13,693

Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024
5.000% due 04/01/2034	1,950	2,010

Augusta Development Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2053	6,500	7,041

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,983
4.125% due 11/01/2045	6,000	5,825

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	7,500	8,588

Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 03/01/2047	1,500	1,076

Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,020	1,020

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	$14,200	$14,378

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	27,250	29,110
5.000% due 12/01/2053	17,400	18,959

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2054 (b)	6,725	7,438

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,900	11,260
5.000% due 01/01/2056	10,000	10,280
5.000% due 01/01/2059	7,600	7,797
5.000% due 01/01/2063	3,340	3,425

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	967
5.000% due 01/01/2056	1,100	1,142

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	5,067

Municipal Electric Authority of Georgia Revenue Bonds, Series 2023
5.250% due 07/01/2064	7,000	7,562

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.250% due 01/01/2049 (b)	5,000	5,536

		171,877

GUAM 0.0%

Guam Department of Education Certificates of Participation Bonds, Series 2020
5.000% due 02/01/2040	1,500	1,510

HAWAII 0.3%

Hawaii Department of Budget & Finance State Revenue Bonds, Series 2017
3.100% due 05/01/2026	6,990	6,723
4.000% due 03/01/2037	6,520	6,092

Hawaii Department of Budget & Finance State Revenue Bonds, Series 2019
3.200% due 07/01/2039	3,725	3,144
3.500% due 10/01/2049	2,000	1,596

		17,555

IDAHO 0.5%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.650% due 01/01/2054	4,460	4,538

Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022
5.000% due 03/01/2052	2,750	2,913

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	20,412	19,712

		27,163

ILLINOIS 5.7%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	9,000	9,404

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	20,808
5.250% due 01/01/2056	1,000	1,072

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,875	2,068
5.000% due 01/01/2037	2,500	2,745
5.250% due 01/01/2048	9,000	9,830

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/01/2044	$2,625	$2,978

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014
5.000% due 12/01/2044	2,490	2,493

Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
4.000% due 12/01/2050	2,250	2,175

Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,259

Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate, Series 2020
4.000% due 12/01/2036	680	691

Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018
6.000% due 03/01/2048	7,903	7,931

Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,670

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,525

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(c)	2,720	626
5.125% due 02/15/2045 ^(c)	3,000	690

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2049 ^(c)	4,900	3,224

Illinois Finance Authority Revenue Bonds, Series 2020
3.450% due 08/15/2049	2,000	2,000
3.550% due 08/15/2049	12,180	12,180
4.000% due 08/15/2041	3,375	3,376

Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,422
4.000% due 05/01/2040	2,830	2,762

Illinois Finance Authority Revenue Bonds, Series 2022
3.450% due 08/15/2057	5,100	5,100
3.550% due 08/15/2057	10,155	10,155

Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,007

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	3,800	4,027
5.000% due 12/01/2038	1,000	1,037

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	4,104
5.000% due 05/01/2028	4,295	4,618

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	2,023
5.500% due 05/01/2030	2,650	2,900

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2036	2,250	2,467

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	5,000	5,444
5.000% due 12/01/2046	17,500	18,894

Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	2,000	2,003
5.000% due 05/01/2030	2,500	2,767
5.000% due 05/01/2033	10,000	11,365
5.000% due 05/01/2034	11,760	13,457
5.000% due 02/01/2035 (b)	40,000	45,633
5.000% due 05/01/2038	5,000	5,604
5.250% due 05/01/2042	12,000	13,443
5.250% due 05/01/2045	4,000	4,426
5.250% due 05/01/2047	5,000	5,508
5.250% due 05/01/2048	3,750	4,122

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2033	2,785	2,640

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (d)	5,000	3,049

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	19,500	18,629

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	3,500	3,399

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	$1,250	$916

		295,666

INDIANA 2.3%

Indiana Finance Authority Revenue Bonds, Series 2008
3.050% due 09/01/2048	8,375	8,375

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	5,400	5,255
4.250% due 11/01/2030	20,440	21,463

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	27,720	13,746

Indiana Finance Authority Revenue Bonds, Series 2021
1.400% due 08/01/2029	1,000	894

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2053	14,400	15,567

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2059	1,250	1,287
5.250% due 07/01/2064	1,500	1,568

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
6.250% due 07/01/2056	9,765	9,764

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022
5.250% due 01/01/2048	2,150	2,365

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	8,208
6.000% due 03/01/2053	12,985	14,459

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	9,765	9,792

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	5,000	5,132

		117,875

IOWA 0.5%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	3,133
5.000% due 12/01/2050	6,680	7,830

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046	1,771	1,775

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	9,500	9,437

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (d)	27,990	4,546

		26,721

KANSAS 0.2%

Colby, Kansas Revenue Bonds, Series 2024
5.500% due 07/01/2026	9,700	9,781

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(c)	3,233	453

Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018
4.500% due 06/01/2040	830	833

		11,067

KENTUCKY 0.2%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	2,012
6.250% due 11/15/2046	1,150	901

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,263
5.125% due 07/01/2055	4,660	3,844

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	37

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2054	$2,000	$2,192

		12,212

LOUISIANA 0.4%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	7,000	7,014

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	2,900	3,228

Parish of St James, Louisiana Revenue Bonds, Series 2011
5.850% due 08/01/2041	4,500	4,561

Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024
9.000% due 12/01/2044	6,350	6,571

		21,374

MARYLAND 0.2%

Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	2,000	1,908

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.052% due 07/01/2040	5,400	4,274

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	3,205	2,429

		8,611

MASSACHUSETTS 1.2%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,617

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	5,500	6,135
5.000% due 10/01/2051	10,000	10,980
5.000% due 10/01/2053	19,000	20,765

Massachusetts Development Finance Agency Revenue Bonds, Series 2008
3.950% due 10/01/2042	6,160	6,160

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	10,500	10,814

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	2,500	2,448
5.000% due 07/01/2054	1,200	1,241
5.000% due 07/01/2060	1,100	1,129

		63,289

MICHIGAN 2.2%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	32,190	25,704

Detroit, Michigan General Obligation Bonds, Series 2021
5.000% due 04/01/2050	1,600	1,675

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	1,300	1,524
6.844% due 05/01/2028	1,090	1,121

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.347% (TSFR3M) due 07/01/2032 ~	3,750	3,674

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	3,250	3,128
5.000% due 12/01/2048	1,500	1,552

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	$15,000	$3,951
0.000% due 06/01/2065 (d)	55,000	6,477
4.300% due 09/01/2030	100	95
4.800% due 09/01/2040	235	208
5.000% due 06/01/2040	3,750	3,987
5.000% due 09/01/2050	380	322

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 05/01/2046	1,435	1,200

Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2049	1,875	2,139
5.500% due 02/28/2057	3,000	3,377

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,000	1,055

Michigan Strategic Fund Revenue Bonds, Series 2019
3.350% due 10/01/2049	14,000	14,004

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (d)	78,000	10,976
0.000% due 06/01/2058 (d)	145,250	4,566

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	17,000	18,997

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2033	1,380	1,550

		111,282

MINNESOTA 0.2%

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	765

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,799
5.000% due 01/01/2037	2,100	2,274

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	5,000	5,720

		10,558

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	467
4.000% due 10/01/2035	300	280

		747

MISSOURI 0.2%

Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	250
5.550% due 10/01/2036	45	45

Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016
5.000% due 08/15/2051	1,450	1,345

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	7,000	7,723

St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,285	2,302

		11,665

MONTANA 0.0%

Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^(c)	830	125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 1.9%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	$23,099	$23,749
4.142% due 01/25/2040	21,744	22,434
4.549% due 08/25/2040	28,067	29,751

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.616% due 08/25/2041 ~	20,274	21,835

Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022
2.875% due 07/25/2036	2,385	2,232
3.125% due 09/25/2036	969	902

		100,903

NEBRASKA 0.5%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2021
4.000% due 02/01/2051	8,000	7,802

Omaha Public Power District, Nebraska Revenue Bonds, Series 2023
5.250% due 02/01/2053	15,000	16,677

		24,479

NEVADA 0.2%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	4,435	4,411

Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037 ^(c)	2,160	151

Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038 ^(c)	3,716	15

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (d)	42,500	5,770

		10,347

NEW HAMPSHIRE 0.7%

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2051	2,250	1,950

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,704	13,242
3.875% due 01/20/2038	8,015	7,905
3.967% due 06/20/2034	10,152	9,958

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.595% due 08/20/2039 (a)	24,152	1,028

		34,083

NEW JERSEY 1.6%

Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	890	900

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	6,810	7,527

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,525

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,340

New Jersey Economic Development Authority Revenue Bonds, Series 2018
5.000% due 06/15/2038	2,245	2,486

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052	20,000	21,546

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	$5,000	$5,148
6.500% due 04/01/2028	3,163	3,192

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2024
5.250% due 12/20/2065	2,250	2,389

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.250% due 06/15/2041	1,000	1,011

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	2,000	2,048

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.000% due 06/15/2037	1,500	1,695
5.500% due 06/15/2050	3,500	3,943

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2040	10,500	10,886
5.000% due 06/15/2043	6,500	7,218

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,502

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	1,000	1,009

Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021
8.500% due 06/01/2041	6,000	4,263

		84,628

NEW MEXICO 0.1%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008
4.050% due 08/01/2034	3,765	3,765

NEW YORK 9.2%

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	9,040	8,417

Build NYC Resource Corp., New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,334
5.750% due 06/01/2062	3,250	3,463

Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024
4.683% due 10/25/2040	19,450	21,195

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,750	1,629

Huntington Local Development Corp., New York Revenue Bonds, Series 2021
4.000% due 07/01/2027	1,785	1,763

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 07/01/2050	4,130	4,100

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	4,700	4,941

New York City Housing Development Corp., New York Revenue Bonds, Series 2017
3.750% due 11/01/2052	2,000	1,820

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
4.050% due 11/01/2036	10,440	10,440

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	5,127

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 08/01/2039	4,000	4,145

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
3.900% due 06/15/2049	15,300	15,300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York General Obligation Bonds, Series 2010
3.050% due 03/01/2039	$11,000	$11,000

New York City, New York Housing Development Corp. Revenue Bonds, Series 2023
3.100% due 05/01/2054	12,700	12,700

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.650% due 11/01/2049	3,000	3,052

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	9,600	10,694

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.250% due 06/15/2054	9,900	11,070

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	11,000	12,235

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2047	5,000	5,504

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	133,600	12,450
0.000% due 06/01/2060 (d)	210,000	9,996

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	33,675	33,697
5.150% due 11/15/2034	2,600	2,603
5.375% due 11/15/2040	6,500	6,508

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	7,300	7,320

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,534
5.125% due 11/15/2063	10,000	11,083

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	8,760	8,638

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2047	15,000	14,894

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	8,730	8,948

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	10,000	9,939

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 03/15/2054	10,000	9,676

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,665	2,657

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	14,500	15,818

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	12,000	12,543

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	5,000	5,233

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2025	4,000	4,012
5.000% due 01/01/2027	7,800	8,038
5.000% due 01/01/2028	1,000	1,043
5.000% due 01/01/2031	2,280	2,364
5.000% due 01/01/2033	6,750	6,980
5.000% due 01/01/2036	1,500	1,545

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	2,000	2,019
4.375% due 10/01/2045	8,290	8,128
5.000% due 10/01/2035	6,715	7,095

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/01/2040	$3,560	$3,696
5.250% due 08/01/2031	6,755	7,237

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	1,250	1,105

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,516
6.000% due 04/01/2035	17,550	19,861

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	19,000	19,522
5.250% due 06/30/2043	7,560	8,181

Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024
5.375% due 08/01/2054	1,340	1,391

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.375% due 11/01/2054	4,000	3,498

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	67,080	7,225

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	10,870	10,287

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	3,750	4,109

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,500	4,087

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	863
5.250% due 09/15/2053	2,500	2,083

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2041	4,500	5,232

		476,583

NORTH CAROLINA 0.3%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.000% due 01/15/2038	8,035	8,035

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	5,700	6,503

North Carolina Medical Care Commission Revenue Bonds, Series 2021
4.000% due 03/01/2030	285	286
4.000% due 03/01/2031	290	290
4.000% due 03/01/2051	1,500	1,313

		16,427

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(c)	7,940	0

OHIO 2.6%

Adams County, Ohio Revenue Bonds, Series 2019
6.900% due 10/01/2049	7,310	7,310

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	3,085	3,193

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	279,880	26,716
5.000% due 06/01/2055	45,450	42,834

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	5,000	5,053
5.500% due 02/15/2057	1,000	1,022

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	39

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	$1,170	$1,207
5.000% due 12/01/2035	1,200	1,232
5.000% due 12/01/2037	650	663
5.000% due 12/01/2039	1,425	1,443

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	2,080	2,048

Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(c)	1,100	44
6.750% due 12/01/2052 ^(c)	650	26

Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	2,398	168
6.250% due 04/01/2049 ^(c)	5,238	367

Northeast Ohio Medical University Revenue Bonds, Series 2021
4.000% due 12/01/2035	300	303

Ohio Air Quality Development Authority Revenue Bonds, Series 2005
3.700% due 10/01/2028	8,500	8,543
3.750% due 01/01/2029	5,000	5,002

Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.250% due 01/15/2038	1,075	1,086

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	25,060	25,079

Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,280	1,227

		134,566

OKLAHOMA 0.4%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	5,000	5,177

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	7,500	6,349

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,908
5.500% due 01/01/2053	2,750	3,061

Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(c)	526	1
6.875% due 11/01/2046 ^(c)	1,081	2
7.000% due 11/01/2051 ^(c)	2,163	5

		20,503

OREGON 0.2%

Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	761
4.000% due 05/15/2057	1,000	822

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	7,000	7,601

		9,184

PENNSYLVANIA 3.8%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	16,410	16,683

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024
6.000% due 06/30/2034	1,850	2,012
7.000% due 06/30/2039	24,807	22,611
8.000% due 06/30/2034	3,693	3,776

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	$6,790	$7,602

Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024
5.375% due 07/01/2039	2,575	2,824

Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,582

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	5,000	4,841

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,374

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2044	1,000	1,072
5.000% due 05/01/2049	900	951

Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
3.000% due 09/01/2029	9,500	9,496

Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020
6.125% due 10/01/2050	4,270	3,205

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,200	2,077

Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	1,200	856

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	10,500	11,054

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	5,000	5,096

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	16,000	18,438

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.000% due 12/31/2032	3,070	3,358
5.250% due 06/30/2053	15,135	16,016
6.000% due 06/30/2061	16,000	18,095

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,366
5.250% due 07/01/2049	2,000	2,141

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	6,300	7,003
6.250% due 10/01/2054	3,400	3,830

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,500	3,447

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2051	7,750	8,353

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2052	3,000	3,326

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	3,500	3,468

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2043	5,000	5,630

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	756

		196,339

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 6.9%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (d)	$194,500	$13,100

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	46,598	30,056
0.000% due 11/01/2051	85,007	55,680

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	34,379	33,519

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.263% (TSFR3M) due 07/01/2029 ~	9,245	8,906

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(c)	2,500	1,056
6.125% due 07/01/2040 ^(c)	1,950	824
6.250% due 07/01/2040 ^(c)	400	169

Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(c)	10	4

Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.447% (US0003M) due 07/01/2031 ^~(c)	2,500	1,056
5.000% due 07/01/2026 ^(c)	10	4
5.000% due 07/01/2037 ^(c)	555	234

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2025	55	23
5.500% due 07/01/2038 ^(c)	1,000	423

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.600% due 07/01/2025	50	21
4.625% due 07/01/2025 ^(c)	35	15
4.750% due 07/01/2026 ^(c)	245	104
4.750% due 07/01/2027 ^(c)	50	21
5.000% due 07/01/2025 ^(c)	865	365
5.000% due 07/01/2025	915	384
5.000% due 07/01/2026 ^(c)	65	27
5.250% due 07/01/2025 ^(c)	25	11
5.250% due 07/01/2026 ^(c)	6,070	2,565
5.250% due 07/01/2027 ^(c)	390	165
5.250% due 07/01/2030 ^(c)	1,625	687
5.250% due 07/01/2031 ^(c)	30	13
5.250% due 07/01/2040 ^(c)	11,000	4,648
5.400% due 07/01/2028 ^(c)	2,610	1,103

Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(c)	1,500	634
5.000% due 07/01/2042 ^(c)	3,125	1,320

Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^(c)	10,000	4,225
7.000% due 07/01/2033 ^(c)	500	211
7.000% due 07/01/2040 ^(c)	20	8
7.000% due 07/01/2043 ^(c)	2,600	1,099

Puerto Rico Electric Power Authority Revenue Bonds,(BABs), Series 2010
6.050% due 07/01/2032 ^(c)	770	325

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	123,436	41,893
0.000% due 07/01/2051 (d)	149,216	36,802
4.750% due 07/01/2053	25,325	25,403
5.000% due 07/01/2058	52,677	53,222

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	20,205	20,195
4.550% due 07/01/2040	18,800	18,906

		359,426

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.6%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.250% due 05/15/2054	$9,000	$9,731

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (d)	12,580	2,323

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,530
5.000% due 06/01/2050	14,280	14,332

		30,916

SOUTH CAROLINA 0.6%

Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.250% due 07/01/2049 (b)	3,500	3,826
5.250% due 07/01/2054 (b)	3,750	4,085

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	7,700	8,472

South Carolina Public Service Authority Revenue Bonds, (BABs), (AGM/CR Insured), Series 2010
6.454% due 01/01/2050	6,040	7,012

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2046	8,000	8,736

		32,131

TENNESSEE 1.4%

Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	1,922

Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024
5.250% due 12/01/2049	3,800	4,196

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	594

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,666
5.000% due 07/01/2056	4,000	4,328

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,000	3,312

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	10,375	10,889

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,770
5.500% due 07/01/2052	4,500	4,945

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,000	724

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	9,805	10,701

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	17,750	19,254

		70,301

TEXAS 7.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045	5,750	5,746
7.500% due 12/01/2045	7,060	4,888

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 12/01/2045	$9,525	$8,547

Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,719

Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024
4.450% due 03/01/2043	2,575	2,649

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	6,300	6,368

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	480	432
9.000% due 03/01/2039 ^(c)	14,865	13,379

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
10.000% due 06/01/2042	5,000	5,041

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	13,000	13,310

Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021
3.625% due 07/01/2026	7,000	5,997
6.500% due 07/01/2026	12,750	12,460

Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.250% due 02/15/2054	7,300	8,138

Carrollton-Farmers Branch Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2053	5,000	4,978

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (d)	5,115	2,931

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2039	3,500	3,946

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	3,000	3,052

Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2054	10,200	9,918

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	3,425	3,440

Denton, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2044	6,600	6,588

Elysian Fields Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	8,000	7,897

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	6,540	6,399

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024
4.250% due 02/15/2053	6,940	6,958

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.950% due 10/01/2041	10,000	10,000
4.000% due 10/01/2042	5,000	5,010

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2042	10,000	10,108

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	12,840	12,694

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	10,000	9,945

Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	5,000	4,916

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,800	1,801

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	$12,000	$11,834

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	3,750	3,894

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(c)	1,030	577
4.250% due 07/01/2036 ^(c)	1,700	952
5.000% due 07/01/2031 ^(c)	265	210
5.000% due 07/01/2046 ^(c)	4,320	3,216
5.000% due 07/01/2051 ^(c)	4,505	3,692
5.250% due 07/01/2036 ^(c)	400	98
5.500% due 07/01/2046 ^(c)	2,520	617
5.750% due 07/01/2051 ^(c)	1,000	245
7.000% due 07/01/2051 ^(c)	1,450	203

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	3,001
5.000% due 01/01/2042	500	503
5.000% due 01/01/2047	1,500	1,503

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
5.000% due 12/01/2054	250	245

New Hope Cultural Education Finance Facilities Corp., Texas Revenue Bonds, Series 2016
6.000% due 07/01/2026 ^(c)	80	11

Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020
4.000% due 01/01/2050	8,125	7,147

Princeton, Texas Special Assessment Bonds, Series 2024
5.250% due 09/01/2054	750	756

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	101

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2043	9,000	10,074
5.000% due 02/01/2044	8,750	9,760

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	6,000	6,114

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,108

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.940% (TSFR3M) due 12/15/2026 ~	5,530	5,530

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	7,450	7,630

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (d)	5,575	1,848
0.000% due 08/01/2051 (d)	3,450	917
5.000% due 08/01/2057	7,000	7,179

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	33,300	35,156

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	7,304
5.000% due 10/15/2058	4,500	4,880

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047 (b)	22,700	22,877

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	6,500	6,406

		367,843

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	41

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 0.6%

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021
4.000% due 08/01/2050	$6,950	$6,113

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2051	10,000	10,447

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2053	2,000	2,164

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	3,500	3,472

Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047	5,000	4,848

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	2,750	2,760

		29,804

VIRGINIA 0.6%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	5,815	5,724

Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(c)	169	132
6.050% due 03/01/2044	158	141
6.050% due 03/01/2054 ^(c)	584	263

Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	2,254

Virginia Beach Development Authority Revenue Bonds, Series 2023
7.000% due 09/01/2059	4,000	4,627

Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023
5.150% due 10/01/2053	3,000	3,166

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	11,439
7.500% due 07/01/2052	5,569	3,341

		31,087

WASHINGTON 1.0%

Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021
4.000% due 09/01/2051	2,000	1,968

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,000	974

Washington State General Obligation Bonds, Series 2023
5.000% due 06/01/2040	5,825	6,617

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2053	3,945	3,090

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	12,808	11,867

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.084% due 03/20/2040	$14,553	$14,472
4.400% due 03/01/2043	13,685	14,000

		52,988

WEST VIRGINIA 0.8%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (d)	144,415	14,215

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,576
4.875% due 06/01/2049	12,470	12,212

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	8,600	9,835

		38,838

WISCONSIN 2.6%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2016
5.000% due 12/01/2025	2,000	2,027

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.625% due 08/01/2049	3,000	2,902
6.750% due 08/01/2031	12,500	11,219
7.000% due 11/01/2046 ^(c)	3,500	1,925
7.000% due 01/01/2050	4,750	5,142

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,611
6.375% due 01/01/2048	8,930	4,018

Public Finance Authority, Wisconsin Revenue Bonds, Series 2019
5.875% due 10/01/2054	5,230	3,528

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	3,715	2,065
0.000% due 01/01/2060 (d)	13,000	1,116
5.000% due 01/01/2055	3,500	3,507
5.250% due 03/01/2055	2,500	2,441

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	32,725	2,611
4.000% due 07/01/2056	2,250	1,739
5.625% due 06/01/2050	6,500	6,302
6.500% due 06/01/2045	1,400	1,261

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	5,149
5.000% due 10/01/2052	3,620	3,878

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 09/01/2029 (d)	2,475	1,763
6.125% due 12/15/2029	6,000	6,038

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2039 (b)	700	734
5.000% due 12/15/2044 (b)	400	411
5.500% due 12/15/2028	14,500	14,590

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
4.000% due 04/01/2048	6,100	6,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (d)	$25,410	$7,820
0.000% due 12/15/2060 (d)	5,000	939

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,130	3,921

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.900% due 04/01/2035	22,555	22,555
4.000% due 08/15/2041	4,000	4,048

		134,360

Total Municipal Bonds & Notes (Cost $4,322,618)		4,425,120

U.S. GOVERNMENT AGENCIES 3.0%

Freddie Mac
3.083% due 04/25/2043 ~	8,147	7,326
3.200% due 09/01/2040	5,615	5,234
3.600% due 12/01/2040 - 06/01/2043	15,236	14,792
3.720% due 01/01/2041	14,021	13,875
3.790% due 07/01/2040	3,944	3,907
3.800% due 01/01/2040	5,308	5,332
3.850% due 02/01/2038 - 01/01/2040	19,072	19,190
4.000% due 01/01/2039	3,500	3,605
4.100% due 05/01/2038	6,780	7,001
4.250% due 08/01/2038	4,981	5,189
4.400% due 11/01/2040	9,957	10,445
4.500% due 12/01/2040	10,000	10,701
4.600% due 03/01/2041	7,657	8,312
4.900% due 02/01/2040	5,964	6,582
5.210% due 08/01/2040	15,945	18,139
5.360% due 06/01/2039	7,567	8,667
5.951% due 07/15/2040 •	4,948	5,108

Total U.S. Government Agencies (Cost $141,192)		153,405

Total Investments in Securities (Cost $4,568,308)		4,686,602

	SHARES
INVESTMENTS IN AFFILIATES 10.8%

SHORT-TERM INSTRUMENTS 10.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%

PIMCO Short-Term Floating NAV Portfolio III	57,729,028	562,108

Total Short-Term Instruments (Cost $561,632)		562,108

Total Investments in Affiliates (Cost $561,632)		562,108

Total Investments 101.4% (Cost $5,129,940)		$5,248,710

Other Assets and Liabilities, net (1.4)%		(74,394)

Net Assets 100.0%		$5,174,316

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Security becomes interest bearing at a future date.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	3.000%	09/01/2030	12/06/2023	$3,537	$3,559	0.07%
	4.000	09/01/2040	11/22/2022	3,594	3,846	0.07

				$7,131	$7,405	0.14%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,833)	$(1,833)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$15,461	$15,461
Corporate Bonds & Notes
Banking & Finance	0	0	31,171	31,171
Industrials	0	61,445	0	61,445
Municipal Bonds & Notes
Alabama	0	106,391	0	106,391
Alaska	0	9,519	0	9,519
Arizona	0	57,211	0	57,211
Arkansas	0	38,731	0	38,731
California	0	450,403	0	450,403
Colorado	0	203,249	0	203,249
Delaware	0	40,060	0	40,060
District of Columbia	0	58,458	0	58,458
Florida	0	292,300	0	292,300
Georgia	0	171,877	0	171,877
Guam	0	1,510	0	1,510
Hawaii	0	17,555	0	17,555
Idaho	0	27,163	0	27,163
Illinois	0	295,666	0	295,666
Indiana	0	117,875	0	117,875
Iowa	0	26,721	0	26,721
Kansas	0	11,067	0	11,067
Kentucky	0	12,212	0	12,212
Louisiana	0	21,374	0	21,374
Maryland	0	8,611	0	8,611
Massachusetts	0	63,289	0	63,289
Michigan	0	111,282	0	111,282
Minnesota	0	10,558	0	10,558
Mississippi	0	747	0	747
Missouri	0	11,665	0	11,665
Montana	0	125	0	125

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Multi-State	$0	$100,903	$0	$100,903
Nebraska	0	24,479	0	24,479
Nevada	0	10,347	0	10,347
New Hampshire	0	34,083	0	34,083
New Jersey	0	84,628	0	84,628
New Mexico	0	3,765	0	3,765
New York	0	476,583	0	476,583
North Carolina	0	16,427	0	16,427
Ohio	0	134,566	0	134,566
Oklahoma	0	20,503	0	20,503
Oregon	0	9,184	0	9,184
Pennsylvania	0	196,339	0	196,339
Puerto Rico	0	359,426	0	359,426
Rhode Island	0	30,916	0	30,916
South Carolina	0	32,131	0	32,131
Tennessee	0	70,301	0	70,301
Texas	0	367,843	0	367,843
Utah	0	29,804	0	29,804
Virginia	0	31,087	0	31,087
Washington	0	52,988	0	52,988
West Virginia	0	38,838	0	38,838
Wisconsin	0	134,360	0	134,360
U.S. Government Agencies	0	153,405	0	153,405

	$0	$4,639,970	$46,632	$4,686,602

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$562,108	$0	$0	$562,108

Total Investments	$562,108	$4,639,970	$46,632	$5,248,710

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	43

Schedule of Investments	PIMCO Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.1%

CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.1%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	$4,800	$4,790

INDUSTRIALS 0.2%

Adventist Health System
3.630% due 03/01/2049	5,000	3,768

CommonSpirit Health
4.187% due 10/01/2049	3,000	2,557

		6,325

Total Corporate Bonds & Notes (Cost $10,564)		11,115

MUNICIPAL BONDS & NOTES 83.6%

ALABAMA 2.2%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.000% due 09/15/2033	550	557

Alabama Housing Finances Authority, Revenue Bonds, Series 2024
5.000% due 11/01/2027 (b)	2,750	2,864

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.500% (MUNIPSA) due 10/01/2052 ~	3,500	3,407

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	2,750	2,951

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	12,860	13,920
5.500% due 10/01/2054	9,700	10,823

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	3,000	3,410

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	8,700	9,637

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,141

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	8,200	9,016

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	10,150	10,340

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,000	3,232

		71,298

ALASKA 0.2%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	7,575	8,167

ARIZONA 1.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	239
5.000% due 01/01/2043	6,285	4,295
5.000% due 01/01/2054	8,000	5,004

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	14,200	14,391

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	5,000	5,013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.125% due 09/01/2042	$2,500	$2,510

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,257

		32,709

ARKANSAS 0.2%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	5,000	5,572

CALIFORNIA 6.5%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.350% due 10/01/2048 (e)	5,000	3,002

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.400% due 04/01/2055	10,860	10,860

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.375% due 07/01/2049	5,250	5,318

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,400	3,696
5.500% due 10/01/2054	3,500	3,918

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	545	546

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	3,500	3,566

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,805
4.000% due 06/01/2050	2,500	2,401

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	9,600	9,768

California Housing Finance Revenue Bonds, Series 2024
5.870% due 04/01/2029	15,000	15,090
6.000% due 03/01/2053	20,500	20,996

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
8.000% due 01/01/2050	15,000	15,449

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,980
5.000% due 01/01/2056	1,250	1,263

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	2,100	2,161

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	2,000	2,050

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	2,059
4.000% due 09/01/2050 (f)	1,030	905

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,397

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	1,882

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	3,000	3,000

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	6,800	7,364

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	$5,460	$4,916

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	2,730	2,444

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	84,700	10,118
3.850% due 06/01/2050	4,540	4,259

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	900	845

Los Angeles Department of Airports, California Revenue Bonds, Series 2019
4.000% due 05/15/2049	4,430	4,342

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2039	5,000	5,637

Peralta Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2039	11,150	11,170

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2046 (d)	5,000	1,827

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	1,019

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	1,050	1,105

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2034	6,385	7,039

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	20,250	21,848

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	5,000	5,026

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	3,565	3,574

		208,645

COLORADO 2.4%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2045	5,000	5,003

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.500% due 12/01/2054	5,750	6,571

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	8,195	8,186
4.000% due 08/01/2044	4,915	4,789

Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.700% (MUNIPSA) due 05/15/2061 ~	7,250	7,219
5.250% due 11/01/2039	2,000	2,258

Colorado Housing and Finance Authority Revenue Bonds, Series 2024
6.350% due 06/01/2054	7,500	7,769

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	6,500	7,058

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	3,600	3,560
5.000% due 11/15/2053	4,905	5,189

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	7,000	7,222

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	$1,250	$1,388

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	8,699

Regional Transportation District, Colorado Revenue Bonds, Series 2020
4.000% due 07/15/2040	1,300	1,313

		76,224

CONNECTICUT 0.9%

Connecticut Housing Finance Authority Revenue Bonds, Series 2017
3.150% due 05/15/2040	13,635	13,635

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	3,944

Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,900

Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	2,037
5.000% due 04/15/2035	6,300	6,873

University of Connecticut Revenue Bonds, Series 2023
5.250% due 11/15/2048	1,710	1,940

		30,329

DELAWARE 0.3%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.301% due 12/01/2039	1,008	902
3.401% due 12/01/2039	8,000	7,162
7.120% due 12/01/2039	1,415	1,373
7.650% due 12/01/2039	180	183

		9,620

DISTRICT OF COLUMBIA 0.9%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.250% due 10/01/2053	4,000	4,302

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039	2,500	2,734
5.000% due 10/01/2040	1,750	1,903
5.250% due 10/01/2041	2,000	2,234
5.250% due 10/01/2045	4,375	4,817
5.250% due 10/01/2046	4,000	4,392
5.500% due 10/01/2054	2,000	2,218

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,786
5.000% due 07/15/2048	5,025	5,505

		29,891

FLORIDA 4.0%

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
4.500% due 01/01/2035	1,250	1,265

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043	1,250	1,321

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,500	1,651

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	5,000	4,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Development Finance Corp. Revenue Bonds, Series 2021
4.000% due 11/15/2035	$1,850	$1,936

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	3,500	3,767

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,196
5.000% due 10/01/2036	5,235	5,692

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	2,000	2,160

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	7,000	7,899

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	5,000	5,562

JEA Electric System, Florida Revenue Bonds, Series 2024
5.000% due 10/01/2036 (b)	10,000	11,664

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2016
5.125% due 05/01/2046	5,000	5,030

Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2038 (b)	1,000	1,127
5.250% due 10/01/2044 (b)	4,500	4,972

Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2046	5,000	4,944

Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027	1,645	1,678

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019
5.000% due 10/01/2049	4,275	4,407

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2034	11,600	12,950

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	2,000	2,008

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	2,500	2,454

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	1,300	1,297
5.250% due 10/01/2054	10,000	11,161

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,807
5.250% due 10/01/2052	5,000	5,364

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2041	1,000	1,110

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	1,650	1,743

Orange County, Florida School Board Certificates of Participation Bonds, Series 2024
5.000% due 08/01/2034	9,005	10,615

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (d)	1,200	952
0.000% due 10/01/2033 (d)	1,680	1,182

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (d)	750	489
0.000% due 09/01/2036 (d)	800	497
0.000% due 09/01/2037 (d)	800	475
0.000% due 09/01/2038 (d)	1,000	565
4.000% due 07/01/2039	1,200	1,214

Village Community Development District No 13, Florida Special Assessment Bonds, Series 2020
3.500% due 05/01/2051	1,200	1,013

		129,113

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 2.7%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023
5.000% due 07/01/2053	$1,270	$1,348

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,093
5.000% due 07/01/2037	500	541

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,987
4.125% due 11/01/2045	1,000	971

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2048	10,000	10,931

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013
1.500% due 01/01/2039	1,125	1,111

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	7,000	7,088

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,341
5.000% due 12/01/2053	11,700	12,748

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2041 (b)	1,150	1,311
5.250% due 01/01/2044 (b)	1,100	1,239

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	6,000	6,015

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	889
5.000% due 01/01/2038	1,500	1,566
5.000% due 01/01/2049	10,000	10,330

Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,131

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2046	345	336
5.000% due 01/01/2030	165	179

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	5,067

Municipal Electric Authority of Georgia Revenue Bonds, Series 2023
5.500% due 07/01/2064	4,500	4,825

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2040 (b)	1,250	1,400
5.000% due 01/01/2042 (b)	1,200	1,329
5.000% due 01/01/2043 (b)	1,050	1,158

		85,934

ILLINOIS 6.3%

Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 12/01/2036	2,000	1,990

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2037	3,500	3,828

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2042	1,470	1,652

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	5,000	5,202
5.250% due 01/01/2053	5,000	5,290

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014
5.000% due 12/01/2044	7,500	7,510

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	45

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	$4,500	$4,700

Chicago, Illinois General Obligation Bonds, Series 2019
5.500% due 01/01/2035	1,610	1,730

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	1,530	1,648

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,323
5.000% due 02/15/2029	4,500	4,751

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(c)	2,800	1,979
5.000% due 11/01/2049 ^(c)	2,500	1,645

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	5,000	5,002

Illinois Finance Authority Revenue Bonds, Series 2021
3.850% due 07/15/2055	10,300	10,300
4.000% due 05/01/2045	3,830	3,591

Illinois Finance Authority Revenue Bonds, Series 2022
3.550% due 08/15/2057	10,000	10,000

Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2034	3,500	3,519

Illinois State General Obligation Bonds, Series 2016
5.000% due 02/01/2026	3,790	3,896

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2026	5,000	5,236

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	913
5.000% due 10/01/2033	1,610	1,707

Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,381
4.000% due 10/01/2035	8,000	8,154
5.500% due 05/01/2030	3,000	3,283

Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2035 (b)	4,145	4,729
5.000% due 05/01/2035	19,000	21,612
5.000% due 02/01/2036 (b)	21,000	23,859
5.000% due 05/01/2039	5,000	5,582
5.000% due 05/01/2040	6,000	6,663

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	3,685	3,691

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2033	1,000	948

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	4,280	4,327

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,340	2,527

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (d)	4,500	2,744

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	15,480	14,789

Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2017
5.000% due 06/01/2028	2,250	2,340

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	2,500	2,428
5.000% due 01/01/2037	1,150	1,202

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
5.000% due 01/01/2030	2,250	2,492

		202,163

INDIANA 1.7%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	2,240	2,089

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,385	4,267
4.250% due 11/01/2030	15,835	16,627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	$5,595	$2,774

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2036	2,200	2,564

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2049	1,500	1,561

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,421
6.000% due 03/01/2053	5,000	5,568

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,045

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	996

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,045

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	10,500	10,777

		53,734

IOWA 0.6%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000	7,694
5.000% due 12/01/2050	1,700	1,993

Iowa Finance Authority Revenue Bonds, Series 2024
5.000% due 08/01/2034	7,000	8,314

		18,001

KENTUCKY 0.4%

Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024
5.250% due 01/01/2044	2,000	2,194

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2050	1,670	1,386

Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	1,016

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	7,000	7,074

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2049	2,500	2,760

		14,430

LOUISIANA 0.2%

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 07/01/2041	1,500	1,675

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	4,015	3,946

		5,621

MAINE 0.3%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,538
4.000% due 12/01/2034	1,580	1,569
4.000% due 12/01/2035	1,395	1,376
4.000% due 12/01/2036	1,460	1,429
4.250% due 12/01/2037	1,440	1,430
5.000% due 12/01/2032	1,670	1,800

		9,142

MARYLAND 0.3%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.052% due 07/01/2040	4,500	3,562

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2035	$5,000	$5,788

		9,350

MASSACHUSETTS 1.5%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	2,000	2,020

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000	5,428
5.250% due 10/01/2047	9,000	10,131

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	5,000	5,490
5.000% due 10/01/2053	16,000	17,487

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,529

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
3.750% (MUNIPSA) due 07/01/2049 ~	1,000	1,000

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	1,500	1,469

Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350	1,501

		47,055

MICHIGAN 2.3%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	9,130	9,852

Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024
5.000% due 07/01/2048	5,000	5,332

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	12,700	10,141

Detroit, Michigan General Obligation Bonds, Series 2023
5.250% due 05/01/2033	800	919

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.347% (TSFR3M) due 07/01/2032 ~	3,750	3,674

Ferris State University, Michigan Revenue Bonds, Series 2016
5.000% due 10/01/2041	1,420	1,455

Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	3,000	3,343

Michigan Finance Authority Revenue Bonds, Series 2019
5.000% due 12/01/2048	1,500	1,552

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (d)	26,500	3,121
5.000% due 06/01/2040	2,500	2,658

Michigan Finance Authority Revenue Bonds, Series 2024
4.375% due 02/28/2054	3,225	3,200

Michigan State Building Authority Revenue Bonds, Series 2023
4.000% due 10/15/2047	2,185	2,168

Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2046	5,320	5,323

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	12,000	13,410

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,374

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 12/01/2032	$1,405	$1,565
5.250% due 12/01/2035	1,625	1,857
5.250% due 12/01/2036	1,710	1,945

		72,889

MINNESOTA 1.6%

Minneapolis, Minnesota Revenue Bonds, Series 2018
3.150% due 11/15/2048	20,000	20,000

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2032	1,075	1,188
5.000% due 01/01/2035	1,350	1,473

Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024
5.250% due 01/01/2047	8,500	9,496

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,100	3,547
6.500% due 01/01/2055	10,000	11,543

St Cloud, Minnesota Revenue Bonds, Series 2024
5.000% due 05/01/2054 (b)	2,750	2,981

		50,228

MISSOURI 0.4%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,504
4.000% due 02/15/2049	1,000	979

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2032	4,630	4,907

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	3,000	3,310

		11,700

MULTI-STATE 2.2%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	16,287	16,746
4.142% due 01/25/2040	9,884	10,197
4.549% due 08/25/2040	19,209	20,361

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.616% due 08/25/2041 ~	12,584	13,553
4.700% due 04/25/2042 ~	6,298	6,903

Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022
2.875% due 07/25/2036	1,908	1,786

		69,546

NEBRASKA 0.2%

Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020
4.000% due 11/15/2050	1,000	964

Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	2,250	2,398

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2043	3,500	3,935

		7,297

NEVADA 0.1%

Nevada Department of Business & Industry State Revenue Bonds, Series 2001
4.150% due 12/01/2026	1,300	1,301

Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	979

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	$2,500	$2,539

		4,819

NEW HAMPSHIRE 0.8%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,904	3,777
3.875% due 01/20/2038	9,870	9,735

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.595% due 08/20/2039 (a)	14,871	633

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	10,000	11,554

		25,699

NEW JERSEY 1.2%

Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,040

Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022
4.000% due 08/01/2040	3,750	3,830

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	335	341

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2041	1,000	1,008

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2032 (d)	4,550	3,453

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2028	2,155	2,364

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 12/15/2028	1,100	1,205

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	2,051
4.000% due 06/15/2050	1,000	994

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021
4.000% due 06/15/2035	3,250	3,385

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2038	5,000	5,662

New Jersey Turnpike Authority Revenue Bonds, Series 2024
4.125% due 01/01/2054	5,000	5,018

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,800	2,802

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,514

		37,667

NEW MEXICO 0.4%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	8,000	7,359

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	4,350	4,497

		11,856

NEW YORK 12.6%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	4,120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	$3,255	$3,031

Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024
4.683% due 10/25/2040	12,069	13,152

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,750	1,629

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	5,000	5,492

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	3,600	3,784

New York City Housing Development Corp., New York Revenue Bonds, Series 2017
3.750% due 11/01/2052	2,000	1,820

New York City Housing Development Corp., New York Revenue Bonds, Series 2024
4.750% due 11/01/2054	3,700	3,772

New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.775% due 03/01/2026	2,000	2,006

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021
4.000% due 07/15/2036	5,000	5,252

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	8,000	8,183
4.150% due 11/01/2044	20,000	20,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 05/01/2045	14,625	14,669

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 02/01/2040	5,000	5,546

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
4.150% due 06/15/2050	17,750	17,750

New York City, New York General Obligation Bonds, Series 2010
3.050% due 03/01/2039	11,150	11,150

New York City, New York General Obligation Bonds, Series 2012
4.150% due 04/01/2042	5,000	5,000

New York City, New York General Obligation Bonds, Series 2015
4.150% due 06/01/2044	24,155	24,155

New York City, New York General Obligation Bonds, Series 2018
4.150% due 12/01/2047	15,000	15,000

New York City, New York General Obligation Bonds, Series 2024
5.250% due 04/01/2054	5,750	6,408

New York City, New York Housing Development Corp. Revenue Bonds, Series 2005
2.870% due 04/15/2035	15,500	15,500

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.900% due 06/15/2044	11,800	11,800
5.250% due 06/15/2052	1,250	1,380

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	5,425	6,096
5.250% due 06/15/2053	7,100	7,909

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400	2,765
5.250% due 05/01/2048	4,000	4,460
5.250% due 05/01/2050	2,000	2,225

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.250% due 02/01/2053	2,000	2,224

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	47

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	$7,000	$7,004
5.375% due 11/15/2040	8,005	8,015

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2048	7,500	8,368

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	6,600	6,602

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,895	3,079

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,049
4.000% due 02/15/2047	3,710	3,684
5.000% due 07/01/2050	3,500	3,743

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	2,067
4.000% due 05/01/2041	5,350	5,303

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (f)	2,600	2,529

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	5,000	5,415

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2039	2,875	3,055

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,502
5.000% due 03/15/2044	2,500	2,699

New York State Urban Development Corp. Revenue Bonds, Series 2023
4.000% due 03/15/2051	8,550	8,421
5.000% due 03/15/2043	10,000	11,225

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	8,550	8,937
5.500% due 06/30/2043	2,250	2,473

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	3,000	3,140

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,900	5,900

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	800	829

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	8,495	8,578

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	8,000	8,708

New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	12,300	13,919

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	16,500	16,954

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,195	1,194

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,536
5.000% due 12/01/2038	1,400	1,549

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	3,295	3,118

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	3,020	3,074

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	$3,750	$4,109

		404,056

NORTH CAROLINA 1.6%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.000% due 01/15/2037	10,000	10,000

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	3,650	3,752

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,600	4,107
6.250% due 07/01/2055 (b)	6,500	7,335

North Carolina Medical Care Commission Revenue Bonds, Series 2004
3.200% due 11/01/2034	25,580	25,580

		50,774

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2053	2,250	2,366

OHIO 1.8%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	88,000	8,400
4.000% due 06/01/2048	7,570	7,078
5.000% due 06/01/2036	2,000	2,148
5.000% due 06/01/2055	2,500	2,356

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	3,300	3,335

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	7,500	7,386

Ohio Air Quality Development Authority Revenue Bonds, Series 2005
2.100% due 04/01/2028	4,085	4,085

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	4,715	4,460

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	14,275	14,286

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	2,900	3,263

Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	973

		57,770

OKLAHOMA 0.4%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	2,605	2,697

Oklahoma Development Finance Authority Revenue Bonds, Series 2019
4.000% due 08/01/2036	1,750	1,704
5.000% due 08/01/2028	715	749
5.000% due 08/01/2029	755	798

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	6,300	7,012

		12,960

OREGON 0.5%

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,489

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crook County, Oregon General Obligation Bonds, Series 2022
5.000% due 12/01/2046 (e)	$2,000	$1,854

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	1,009

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2036 (d)	1,500	958

Port of Portland, Oregon Airport Revenue Bonds, Series 2022
4.000% due 07/01/2047	4,290	4,177

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	7,500	8,144

		17,631

PENNSYLVANIA 3.2%

Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2049 (b)	2,500	2,465
5.000% due 12/01/2043 (b)	1,000	1,107
5.000% due 12/01/2055 (b)	2,000	2,156
5.250% due 12/01/2055 (b)	2,500	2,741

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	455	509

Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,564

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	7,500	7,557

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	9,750	9,441

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	6,205	6,497

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
4.250% (MUNIPSA) due 08/15/2038 ~(f)	3,100	3,079

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019
2.450% due 12/01/2039	2,250	2,066

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	4,600	4,843

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2020
4.000% due 01/01/2027	1,525	1,535
4.000% due 01/01/2030	800	807
4.000% due 01/01/2031	800	804

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
4.000% due 07/01/2026	1,500	1,511

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,599
5.000% due 12/31/2032	2,500	2,734
5.250% due 06/30/2053	4,560	4,825
5.500% due 06/30/2037	1,850	2,092
5.500% due 06/30/2038	2,000	2,249
5.500% due 06/30/2039	5,500	6,156
6.000% due 06/30/2061	7,000	7,917

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	3,900	4,335
6.250% due 10/01/2054	2,200	2,478

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,500	2,462

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	$2,500	$2,460

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2043	2,000	2,019

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2047	1,275	1,427

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2042	3,000	3,373

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	1,000	1,129

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 07/01/2028	1,400	1,463
5.000% due 07/01/2030	700	736

		101,136

PUERTO RICO 3.8%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	20,364	13,135
0.000% due 11/01/2051	26,291	17,221

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
5.625% due 07/01/2027	1,725	1,802

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	9,790	9,545

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.263% (TSFR3M) due 07/01/2029 ~	7,985	7,692

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	13,500	4,582
0.000% due 07/01/2051 (d)	71,212	17,563
4.500% due 07/01/2034	2,456	2,461
4.750% due 07/01/2053	11,570	11,606
5.000% due 07/01/2058	9,000	9,093

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	10,800	10,795
4.550% due 07/01/2040	10,167	10,224
4.784% due 07/01/2058	5,000	5,013

		120,732

RHODE ISLAND 0.9%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,114
5.000% due 05/15/2042	1,000	1,089

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,046
5.000% due 06/01/2040	6,770	6,815
5.000% due 06/01/2050	13,800	13,850

		27,914

SOUTH CAROLINA 0.4%

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	680
4.250% due 02/01/2043	675	703

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	5,500	6,051

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	6,000	6,653

		14,087

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 1.9%

Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024
5.250% due 12/01/2049	$2,000	$2,208

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
4.750% due 07/01/2027	195	174

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,185
5.000% due 07/01/2056	2,630	2,846

Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022
4.000% due 01/01/2042	5,000	5,083

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	828

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	6,780	7,116

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045 (b)	10,200	10,198
3.250% due 10/01/2046 (b)	9,100	9,097

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2032	1,205	1,364

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	2,250	2,250

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	9,065	9,226

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,548

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,685	1,828

		60,951

TEXAS 10.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045	6,000	5,996
7.500% due 12/01/2045	1,000	692

Anna Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.125% due 02/15/2053	1,750	1,750

Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049 (b)	3,200	3,168
4.250% due 06/15/2059 (b)	850	845

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	3,900	3,942

Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021
3.625% due 07/01/2026	2,000	1,713

Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024
5.250% due 02/15/2054	4,500	5,016

Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	812

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (d)	10,000	5,730
5.000% due 08/15/2042	1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2040	$1,500	$1,681
5.000% due 08/15/2041	1,500	1,672

City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022
5.000% due 07/15/2052	5,000	5,384

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2043	2,500	2,516

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,180	3,112

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	8,855	8,833

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	6,000	6,712

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	5,000	5,486

Denton, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2044	4,190	4,182

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	9,140	9,064

Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 08/15/2038	5,000	5,583

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023
4.250% due 02/15/2053	2,000	2,002

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049	4,000	4,100

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	2,580	2,497

Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	4,600	4,504

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2034	7,890	9,270

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2041	6,735	6,850

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2037	2,000	2,207

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	1,500	1,502

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	5,000	4,977

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	8,100	8,008

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,250	1,251

Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,292

Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	6,000	5,917

Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/01/2049	5,000	4,944

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049	3,170	3,105

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	49

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mission Economic Development Corp., Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	$8,000	$8,241

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	2,004

North Texas Tollway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2032 (b)	5,500	6,264

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	101

San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048	5,000	4,918

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	16,000	17,916

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,010	1,059

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2053	10,000	9,791

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	5,350
5.000% due 11/15/2052	2,800	3,103

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2032	10,000	11,331

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023
5.500% due 07/01/2053	2,935	3,195

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.940% (TSFR3M) due 12/15/2026 ~	4,000	4,000

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	7,970	8,162

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	1,875	1,912

Texas State General Obligation Bonds, Series 2020
3.150% due 12/01/2050	33,310	33,310

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2043	3,750	4,170
5.000% due 03/15/2044	3,000	3,322

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	4,500	4,615

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	7,200	7,601

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	21,294
5.000% due 10/15/2058	4,000	4,338

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047 (b)	14,000	14,109

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	2,000	2,016

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2053	5,535	5,356

		334,794

UTAH 0.7%

Salt Lake City, Utah Airport Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,072

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Salt Lake City, Utah Airport Revenue Bonds, Series 2018
5.000% due 07/01/2048	$3,430	$3,522

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2043	2,500	2,734

Utah Transit Authority Revenue Bonds, Series 2023
5.000% due 12/15/2041	11,000	12,465

		21,793

VIRGINIA 1.0%

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.250% due 07/01/2043	3,500	3,947

Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	1,121
4.000% due 01/01/2055	2,500	2,397

Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020
4.000% due 07/01/2051	10,725	10,509

Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023
5.150% due 10/01/2053	2,345	2,475

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,682
5.500% due 07/01/2049	2,500	2,197

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,250	3,164

		32,492

WASHINGTON 1.0%

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	2,106

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,000	974

Washington State General Obligation Bonds, Series 2023
5.000% due 08/01/2048	10,000	11,040

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	9,929	9,199

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.084% due 03/20/2040	8,900	8,851

		32,170

WEST VIRGINIA 0.2%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2048	6,300	7,260

WISCONSIN 1.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2016
2.625% due 11/01/2025	1,500	1,479

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,365	2,392
5.250% due 03/01/2045	1,825	1,833

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	924
4.000% due 03/31/2056	4,690	4,095
4.500% due 06/01/2056	2,500	2,093

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (d)	3,200	1,914

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 12/15/2039 (d)	$3,250	$1,763
0.000% due 12/15/2050 (d)	15,000	4,616
0.000% due 12/15/2060 (d)	2,500	469

Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054	5,000	5,010
5.250% due 02/15/2054	2,500	2,721

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,500	3,405

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.900% due 04/01/2048	5,100	5,100
4.000% due 10/15/2036	2,375	2,435

		40,249

Total Municipal Bonds & Notes (Cost $2,576,958)		2,677,834

U.S. GOVERNMENT AGENCIES 3.9%

Freddie Mac
3.083% due 04/25/2043 ~	8,643	7,772
3.600% due 06/01/2043	5,582	5,426
3.660% due 01/01/2039	3,408	3,356
3.720% due 01/01/2041	8,301	8,215
3.790% due 07/01/2040	3,944	3,907
3.800% due 01/01/2040	9,952	9,997
3.850% due 02/01/2038 - 01/01/2040	17,163	17,180
4.000% due 01/01/2039	2,000	2,060
4.250% due 08/01/2038	7,239	7,541
4.300% due 10/01/2038	10,147	10,566
4.370% due 03/01/2040	3,850	4,052
4.400% due 11/01/2040	4,831	5,068
4.600% due 03/01/2041	4,700	5,102
4.900% due 02/01/2040	4,091	4,515
5.210% due 08/01/2040	12,028	13,684
5.360% due 06/01/2039	7,460	8,545
5.951% due 07/15/2040 •	6,951	7,176

Total U.S. Government Agencies (Cost $113,861)		124,162

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Housing Authority of Douglas County Multifamily Tax-Exempt Bonds
4.375% due 04/01/2043	3,000	3,059

Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	2,499	2,575
4.800% due 07/01/2045	4,200	4,456

Total Non-Agency Mortgage-Backed Securities (Cost $9,699)		10,090

Total Investments in Securities (Cost $2,711,082)		2,823,201

	SHARES
INVESTMENTS IN AFFILIATES 14.6%

SHORT-TERM INSTRUMENTS 14.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.6%

PIMCO Short-Term Floating NAV Portfolio III	47,864,161	466,053

Total Short-Term Instruments (Cost $465,657)		466,053

Total Investments in Affiliates (Cost $465,657)		466,053

Total Investments 102.7% (Cost $3,176,739)		$3,289,254

Other Assets and Liabilities, net (2.7)%		(87,987)

Net Assets 100.0%		$3,201,267

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Security becomes interest bearing at a future date.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$831	$905	0.03%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.250	08/15/2038	09/14/2021	3,152	3,079	0.09
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,410	2,529	0.08

				$6,393	$6,513	0.20%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(8,570)	$(8,570)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,790	$4,790
Industrials	0	6,325	0	6,325
Municipal Bonds & Notes
Alabama	0	71,298	0	71,298
Alaska	0	8,167	0	8,167
Arizona	0	32,709	0	32,709
Arkansas	0	5,572	0	5,572
California	0	208,645	0	208,645
Colorado	0	76,224	0	76,224
Connecticut	0	30,329	0	30,329
Delaware	0	9,620	0	9,620
District of Columbia	0	29,891	0	29,891
Florida	0	129,113	0	129,113
Georgia	0	85,934	0	85,934
Illinois	0	202,163	0	202,163
Indiana	0	53,734	0	53,734
Iowa	0	18,001	0	18,001
Kentucky	0	14,430	0	14,430
Louisiana	0	5,621	0	5,621

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Maine	$0	$9,142	$0	$9,142
Maryland	0	9,350	0	9,350
Massachusetts	0	47,055	0	47,055
Michigan	0	72,889	0	72,889
Minnesota	0	50,228	0	50,228
Missouri	0	11,700	0	11,700
Multi-State	0	69,546	0	69,546
Nebraska	0	7,297	0	7,297
Nevada	0	4,819	0	4,819
New Hampshire	0	25,699	0	25,699
New Jersey	0	37,667	0	37,667
New Mexico	0	11,856	0	11,856
New York	0	404,056	0	404,056
North Carolina	0	50,774	0	50,774
North Dakota	0	2,366	0	2,366
Ohio	0	57,770	0	57,770
Oklahoma	0	12,960	0	12,960
Oregon	0	17,631	0	17,631
Pennsylvania	0	101,136	0	101,136
Puerto Rico	0	120,732	0	120,732
Rhode Island	0	27,914	0	27,914

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	51

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)	September 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
South Carolina	$0	$14,087	$0	$14,087
Tennessee	0	60,951	0	60,951
Texas	0	334,794	0	334,794
Utah	0	21,793	0	21,793
Virginia	0	32,492	0	32,492
Washington	0	32,170	0	32,170
West Virginia	0	7,260	0	7,260
Wisconsin	0	40,249	0	40,249
U.S. Government Agencies	0	124,162	0	124,162

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Non-Agency Mortgage-Backed Securities	$0	$10,090	$0	$10,090

	$0	$2,818,411	$4,790	$2,823,201

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$466,053	$0	$0	$466,053

Total Investments	$466,053	$2,818,411	$4,790	$3,289,254

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	September 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.4%

MUNICIPAL BONDS & NOTES 87.0%

ALABAMA 2.7%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$2,000	$2,060

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,559
5.500% due 10/01/2054	3,400	3,794

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	800	910

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	2,100	2,326

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	900	907

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,900	2,089

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.500% due 01/01/2053	2,500	2,728

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,050	3,286

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	1,800	1,834

		21,493

ARIZONA 2.0%

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,000	1,012

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	5,000	5,067

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
4.125% due 09/01/2032	2,500	2,511

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	317
5.000% due 07/01/2030	350	368

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2022
5.000% due 01/01/2031	2,505	2,783

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,071

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,504

		15,633

CALIFORNIA 6.8%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.600% (MUNIPSA) due 04/01/2056 ~	1,000	997

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.000% due 07/01/2039	4,250	4,279

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,400	2,609

California Housing Finance Revenue Bonds, Series 2024
5.870% due 04/01/2029	3,500	3,521
6.000% due 03/01/2053	5,500	5,633

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	$500	$514

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 07/01/2041	4,500	4,500

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,250	1,321

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	4,000	4,259

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,625	1,511

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	1,700	1,841

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	2,630	2,633

Fremont Unified School District/Alameda County, California General Obligation Bonds, Series 2021
1.313% due 08/01/2028	4,000	3,643

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,655	1,553

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	700	657

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2037	3,520	3,679

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2033	1,000	1,132
5.000% due 07/01/2039	3,500	3,861

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2032	4,000	4,491

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	1,250	1,356

		53,990

COLORADO 3.2%

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2041	1,000	1,127

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	3,000	2,997
4.000% due 08/01/2049	1,385	1,322

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,154
5.250% due 11/01/2036	1,000	1,140

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 05/15/2033	2,060	2,371
5.000% due 05/15/2034	1,600	1,886
5.000% due 12/01/2034	3,000	3,470

Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,034

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2032	2,000	2,116

Denver, Colorado Airport System City & County Revenue Bonds, Series 2023
5.000% due 11/15/2030	1,500	1,642

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.993% (SOFRRATE) due 09/01/2039 ~	1,600	1,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regional Transportation District, Colorado Revenue Bonds, Series 2020
5.000% due 01/15/2031	$1,140	$1,257

University of Colorado Hospital Authority Revenue Bonds, Series 2024
5.000% due 11/15/2031	1,600	1,834

		24,951

CONNECTICUT 1.6%

Bridgeport, Connecticut General Obligation Bonds, Series 2017
5.000% due 08/15/2027	895	954

Connecticut Housing Finance Authority Revenue Bonds, Series 2017
3.150% due 05/15/2040	11,000	11,000

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	1,000	1,091

		13,045

DISTRICT OF COLUMBIA 1.2%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2039 (a)	3,000	3,487

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
5.000% due 10/01/2029	3,000	3,246

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2037	2,500	2,764

		9,497

FLORIDA 5.8%

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2031	250	254

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2021
2.875% due 05/01/2031	1,000	924

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
4.250% due 05/01/2031	590	591

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043	1,350	1,427

Escambia County, Florida Revenue Bonds, Series 2019
2.000% due 11/01/2033	775	775

Florida Development Finance Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2026	1,450	1,493

Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	510

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	2,500	2,498

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.150% due 05/01/2031	535	546

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2040	1,000	1,009

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2034	2,400	2,629

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2031	345	350

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 11/15/2034	3,000	3,546

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	53

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024
4.750% due 05/01/2031	$885	$917

Jacksonville Housing Authority, Florida Revenue Bonds, Series 2024
5.000% due 02/01/2034	1,000	1,080

JEA Electric System, Florida Revenue Bonds, Series 2024
5.000% due 10/01/2035 (a)	2,000	2,349

Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027	1,500	1,530

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2034	2,800	3,126

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,737
5.000% due 10/01/2036	1,300	1,420

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	745	745

North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 05/01/2031	500	507

Orange County, Florida School Board Certificates of Participation Bonds, Series 2024
5.000% due 08/01/2034	4,800	5,658

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	1,000	891

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2026 (b)	275	254
0.000% due 10/01/2032 (b)	1,000	733

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
4.250% due 05/01/2031	300	301

Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024
4.800% due 05/01/2031	250	253

University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021
4.000% due 07/01/2035	2,000	2,064

Village Community Development District No 15, Florida Special Assessment Bonds, Series 2024
4.000% due 05/01/2034 (a)	700	710

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	1,000	1,050
5.250% due 05/01/2054	1,000	1,044

Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
4.875% due 05/01/2031	625	634

		45,555

GEORGIA 2.7%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019
4.000% due 07/01/2036	2,000	2,009

Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019
4.000% due 07/01/2035	4,000	4,034

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	998
4.125% due 11/01/2045	1,000	971

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2041	3,125	3,446

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013
1.500% due 01/01/2039	400	395

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	$1,500	$1,514

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	250	253

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	2,400	2,615

Municipal Electric Authority of Georgia Revenue Bonds, (AGM Insured), Series 2021
5.000% due 01/01/2025	425	427

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 01/01/2035	1,500	1,506

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2034	500	531

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
5.000% due 01/01/2028	175	185

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	1,000	1,013

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2037 (a)	1,340	1,522

		21,419

HAWAII 0.4%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	3,000	3,014

IDAHO 0.1%

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	1,000	966

ILLINOIS 5.8%

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2041	1,945	2,194

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2035	715	778

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Bonds, Series 2021
5.000% due 06/01/2027	2,640	2,781
5.000% due 06/01/2028	1,875	2,008

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	1,250	1,287

Illinois Finance Authority Revenue Bonds, Series 2020
3.550% due 08/15/2049	4,300	4,300
5.000% due 08/15/2033	1,750	1,939

Illinois Finance Authority Revenue Bonds, Series 2022
3.450% due 08/15/2057	1,000	1,000

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	750	754

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2035	2,470	2,718

Illinois State General Obligation Bonds, Series 2022
5.000% due 03/01/2026	1,000	1,030

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	4,700	5,118

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2031	2,000	2,237
5.000% due 02/01/2033 (a)	1,100	1,247
5.000% due 02/01/2035 (a)	5,000	5,704
5.000% due 05/01/2036	4,850	5,489

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	575	576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	$1,000	$1,100

Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020
5.000% due 01/01/2037	3,350	3,628

		45,888

INDIANA 2.0%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	3,000	2,918

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,900	1,849
4.250% due 11/01/2030	1,000	1,050

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2037	1,225	1,422

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 03/01/2033	1,100	1,211

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,556

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	498

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,556

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	2,000	2,053

		16,113

IOWA 0.6%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	900	989
5.000% due 12/01/2050	400	469

Iowa Finance Authority Revenue Bonds, Series 2024
5.000% due 08/01/2034	1,700	2,019

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,000	1,021

		4,498

KENTUCKY 1.1%

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,000	1,010

Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,429
5.250% due 06/01/2039	1,250	1,417

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2039	1,000	1,115

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	1,600	1,617

		8,588

MARYLAND 0.3%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2035	450	451

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	1,510	1,735

		2,186

MASSACHUSETTS 0.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2037	1,600	1,841

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	$500	$531

		2,372

MICHIGAN 3.9%

Detroit Downtown Development Authority, Michigan Tax Allocation Bonds, Series 2024
5.000% due 07/01/2048	1,250	1,333

Detroit, Michigan General Obligation Bonds, Series 2023
5.250% due 05/01/2028	300	324
5.250% due 05/01/2029	500	549
5.250% due 05/01/2030	700	781
5.250% due 05/01/2031	600	675
5.250% due 05/01/2032	600	682

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.347% (TSFR3M) due 07/01/2032 ~	1,000	980

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	1,660	1,777

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.000% due 07/01/2038	3,500	4,049

Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	507

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/29/2032	1,205	1,332
5.000% due 08/31/2033	1,950	2,183
5.000% due 08/31/2035	1,190	1,358
5.000% due 02/28/2037	1,935	2,191

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,000	1,162

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,728
5.000% due 12/01/2032	1,470	1,637
5.000% due 12/01/2034	1,640	1,836

		31,084

MINNESOTA 0.3%

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	1,000	1,079

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	1,000	1,144

		2,223

MISSISSIPPI 0.1%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	750	750

MISSOURI 0.4%

Missouri Development Finance Board Revenue Bonds, Series 2022
5.000% due 05/01/2031	1,190	1,337

St Louis County, Missouri Industrial Development Authority Revenue Bonds, (FNMA Insured), Series 2023
4.910% due 01/01/2042	1,935	2,071

		3,408

MULTI-STATE 1.8%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	4,151	4,268
4.549% due 08/25/2040	4,479	4,747

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.400% due 01/25/2036	$2,743	$2,712

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.616% due 08/25/2041 ~	2,996	3,227

		14,954

NEVADA 0.5%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	1,340	1,333

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	2,000	296

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,539

		4,168

NEW HAMPSHIRE 0.7%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	2,468	2,434

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	2,500	2,888

		5,322

NEW JERSEY 2.7%

New Jersey Economic Development Authority Revenue Bonds, Series 2023
5.185% due 03/01/2030	1,000	1,043

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008
0.000% due 12/15/2037 (b)	2,250	1,397

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (b)	1,500	1,056

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2037 (b)	1,560	966

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,998
5.000% due 06/15/2037	4,000	4,551

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	791

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016
5.000% due 01/01/2035	290	296

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,001

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,768
5.000% due 06/01/2046	1,870	1,887

		21,754

NEW MEXICO 1.0%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	3,000	2,760

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	3,000	3,101

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	1,700	1,706

		7,567

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 11.6%

Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024
4.683% due 10/25/2040	$2,994	$3,262

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2040	1,665	1,895

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
4.150% due 11/15/2050	1,000	1,000

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	700	736

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,000	1,080

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.150% due 11/01/2044	4,000	4,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 02/01/2040	1,000	1,109

New York City, New York General Obligation Bonds, Series 2010
3.050% due 03/01/2039	11,000	11,000

New York City, New York General Obligation Bonds, Series 2017
4.150% due 10/01/2046	10,000	10,000

New York City, New York General Obligation Bonds, Series 2023
5.000% due 08/01/2037	1,750	2,012

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
4.000% due 06/15/2048	8,000	8,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021
5.000% due 06/15/2032	4,000	4,625

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2036	1,750	2,031

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	3,000	3,002
5.150% due 11/15/2034	2,500	2,503
5.375% due 11/15/2040	2,400	2,403

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	2,000	2,038

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2036	6,000	6,226

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,500	1,574

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	1,002

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
5.125% due 09/01/2050	1,150	1,211

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	2,200	2,563

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2042	2,000	2,205

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 06/30/2039	1,400	1,565

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2027	2,000	2,061

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	5,000	5,049

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	55

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	$2,500	$2,829

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.000% due 08/01/2039	1,500	1,633

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2036	1,500	1,668

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2026	750	770
5.000% due 06/01/2027	750	781

		91,833

NORTH CAROLINA 1.2%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.000% due 01/15/2037	7,440	7,440

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055 (a)	1,600	1,805

		9,245

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	333
5.000% due 12/01/2039	225	246

		579

OHIO 1.4%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019
5.000% due 02/15/2031	320	347

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2034	1,000	1,079

Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,001

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
3.375% due 08/01/2029	1,200	1,197

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,502

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	2,785	2,837

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	700	788

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037	375	423
5.000% due 12/01/2043	435	477

Worthington City School District, Ohio General Obligation Bonds, Series 2023
0.000% due 12/01/2030 (b)	700	573

		11,224

OKLAHOMA 0.3%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2037	2,090	2,440

OREGON 1.8%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2038	5,195	5,625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2037	$1,300	$1,523

Oregon State Facilities Authority Revenue Bonds, Series 2020
5.000% due 10/01/2030	600	644

Oregon State Facilities Authority Revenue Bonds, Series 2022
5.000% due 06/01/2030	1,700	1,879

Port of Portland, Oregon Airport Revenue Bonds, Series 2023
5.000% due 07/01/2036	4,400	4,848

		14,519

PENNSYLVANIA 2.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.850% (MUNIPSA) due 11/15/2047 ~	4,350	4,307

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	1,250	1,260

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2025	500	506

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007
4.314% (TSFR3M) due 06/01/2037 ~	2,000	1,876

Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 07/01/2031	1,500	1,602

Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
3.000% due 09/01/2029	1,000	1,000

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.100% due 06/01/2029	2,000	2,079

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	1,000	1,019

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	873

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.000% due 06/30/2032	2,770	3,016
5.500% due 06/30/2038	1,350	1,518

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054	500	563

Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2016
5.000% due 10/01/2026	660	691

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 07/01/2037	700	656

		20,966

PUERTO RICO 2.6%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
5.625% due 07/01/2027	2,928	3,058

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	2,123	2,070

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.263% (TSFR3M) due 07/01/2029 ~	345	332

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,300
4.500% due 07/01/2034	1,500	1,503
4.750% due 07/01/2053	2,500	2,508
5.000% due 07/01/2058	6,827	6,897

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	$2,500	$2,499
4.550% due 07/01/2040	700	704

		20,871

RHODE ISLAND 1.1%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2034	3,000	3,402
5.000% due 05/15/2036	1,000	1,124

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,977
5.000% due 06/01/2040	1,205	1,213

		8,716

SOUTH CAROLINA 0.4%

Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.000% due 07/01/2034 (a)	810	959

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,540

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023
4.000% due 04/01/2033	1,000	1,010

		3,509

SOUTH DAKOTA 0.1%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	548

TENNESSEE 2.1%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2037	715	817

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023
4.875% due 10/01/2038	1,795	1,884

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045 (a)	2,500	2,499
3.250% due 10/01/2046 (a)	2,100	2,099

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,036

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000	2,183

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	5,000	5,424

		16,942

TEXAS 9.0%

Aldine Independent School District, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040 (a)	2,500	2,860

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2037	2,000	2,192

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,750	1,880

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2038	3,000	3,427

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	$2,500	$2,681

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 10/01/2031	1,000	1,146
5.000% due 07/01/2034	2,200	2,585

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,244
5.000% due 02/15/2038	1,265	1,423
5.000% due 02/15/2039	3,000	3,352

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,000	1,081

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	2,545	2,925

Love Field Airport Modernization Corp., Texas Revenue Bonds, (AGM Insured), Series 2021
5.000% due 11/01/2032	2,000	2,199

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2039	1,200	1,351

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043	825	829
5.000% due 05/15/2038	1,000	1,142

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	1,750	1,830

Mission Economic Development Corp., Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	3,000	3,090

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	530

North Texas Tollway Authority Revenue Bonds, Series 2022
5.000% due 01/01/2036	1,250	1,411

North Texas Tollway Authority Revenue Bonds, Series 2023
5.000% due 01/01/2031	2,500	2,818

North Texas Tollway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2032 (a)	1,300	1,481

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035	2,250	2,630
5.000% due 02/01/2040	3,500	3,980

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2032	6,000	6,799

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.940% (TSFR3M) due 12/15/2026 ~	750	750

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030 (a)	4,800	5,468
5.000% due 10/01/2042 (a)	4,700	5,382

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Water Development Board Revenue Bonds, Series 2024
5.000% due 10/15/2031 (a)	$750	$865

		71,251

UTAH 0.2%

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021
4.000% due 08/01/2028	1,230	1,240

VIRGINIA 0.6%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,600	1,754

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2037	500	555

Richmond Redevelopment & Housing Authority, Virginia Revenue Bonds, Series 2023
4.250% due 03/01/2026	1,000	1,003

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,420	1,430

		4,742

WASHINGTON 1.8%

Port of Seattle, Washington Revenue Bonds, Series 2019
4.000% due 04/01/2044	5,000	4,888

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	2,000	2,049

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	2,830	2,622

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.084% due 03/20/2040	2,200	2,188
4.400% due 03/01/2043	2,100	2,148

		13,895

WEST VIRGINIA 0.2%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	1,100	1,272

WISCONSIN 1.8%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,500	2,573

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2046	4,250	4,367

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2034 (a)	825	878

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
4.100% due 04/01/2048	1,535	1,535

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2029 (b)	$2,105	$1,777

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,000	1,899

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 04/01/2028	900	968

		13,997

Total Municipal Bonds & Notes (Cost $665,924)		688,227

U.S. GOVERNMENT AGENCIES 4.3%

Freddie Mac
3.083% due 04/25/2043 ~	1,490	1,340
3.200% due 09/01/2040	2,473	2,305
3.600% due 06/01/2043	1,395	1,356
3.720% due 01/01/2041	1,789	1,771
3.800% due 01/01/2040	5,971	5,998
3.850% due 01/01/2040	1,900	1,911
4.300% due 10/01/2038	2,989	3,113
4.370% due 03/01/2040	992	1,044
4.400% due 11/01/2040	4,978	5,222
4.600% due 03/01/2041	1,000	1,086
4.900% due 02/01/2040	994	1,097
5.210% due 08/01/2040	2,684	3,054
5.360% due 06/01/2039	2,487	2,848
5.951% due 07/15/2040 •	1,979	2,043

Total U.S. Government Agencies (Cost $31,611)		34,188

SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS (c) 2.1%
		16,800

Total Short-Term Instruments (Cost $16,800)		16,800

Total Investments in Securities (Cost $714,335)		739,215

	SHARES
INVESTMENTS IN AFFILIATES 10.5%

SHORT-TERM INSTRUMENTS 10.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%

PIMCO Short-Term Floating NAV Portfolio III	8,496,668	82,732

Total Short-Term Instruments (Cost $82,680)		82,732

Total Investments in Affiliates (Cost $82,680)		82,732

Total Investments 103.9% (Cost $797,015)		$821,947

Other Assets and Liabilities, net (3.9)%		(30,705)

Net Assets 100.0%		$791,242

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	57

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

(a)	When-issued security.

(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC STR	4.860%	09/30/2024	10/01/2024	$16,800	U.S. Treasury Bonds 1.375% due 11/15/2040	$(17,136)	$16,800	$16,802

Total Repurchase Agreements						$(17,136)	$16,800	$16,802

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC STR	$16,802	$0	$0	$16,802	$(17,136)	$(334)

Total Borrowings and Other Financing Transactions	$16,802	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,573)	$(1,573)

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$21,493	$0	$21,493
Arizona	0	15,633	0	15,633
California	0	53,990	0	53,990
Colorado	0	24,951	0	24,951
Connecticut	0	13,045	0	13,045
District of Columbia	0	9,497	0	9,497
Florida	0	45,555	0	45,555
Georgia	0	21,419	0	21,419
Hawaii	0	3,014	0	3,014
Idaho	0	966	0	966
Illinois	0	45,888	0	45,888
Indiana	0	16,113	0	16,113
Iowa	0	4,498	0	4,498
Kentucky	0	8,588	0	8,588
Maryland	0	2,186	0	2,186
Massachusetts	0	2,372	0	2,372
Michigan	0	31,084	0	31,084
Minnesota	0	2,223	0	2,223
Mississippi	0	750	0	750
Missouri	0	3,408	0	3,408
Multi-State	0	14,954	0	14,954
Nevada	0	4,168	0	4,168
New Hampshire	0	5,322	0	5,322
New Jersey	0	21,754	0	21,754
New Mexico	0	7,567	0	7,567
New York	0	91,833	0	91,833
North Carolina	0	9,245	0	9,245

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
North Dakota	$0	$579	$0	$579
Ohio	0	11,224	0	11,224
Oklahoma	0	2,440	0	2,440
Oregon	0	14,519	0	14,519
Pennsylvania	0	20,966	0	20,966
Puerto Rico	0	20,871	0	20,871
Rhode Island	0	8,716	0	8,716
South Carolina	0	3,509	0	3,509
South Dakota	0	548	0	548
Tennessee	0	16,942	0	16,942
Texas	0	71,251	0	71,251
Utah	0	1,240	0	1,240
Virginia	0	4,742	0	4,742
Washington	0	13,895	0	13,895
West Virginia	0	1,272	0	1,272
Wisconsin	0	13,997	0	13,997
U.S. Government Agencies	0	34,188	0	34,188
Short-Term Instruments
Repurchase Agreements	0	16,800	0	16,800

	$0	$739,215	$0	$739,215

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,732	$0	$0	$82,732

Total Investments	$82,732	$739,215	$0	$821,947

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	59

Schedule of Investments	PIMCO New York Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%

MUNICIPAL BONDS & NOTES 91.7%

ALABAMA 0.6%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$2,400	$2,678

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,000	2,199

		4,877

CALIFORNIA 0.9%

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	6,200	6,689

FLORIDA 0.3%

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2034	1,900	2,121

GEORGIA 1.5%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	2,250	2,271

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	3,500	3,544

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	2,136
5.000% due 12/01/2053	3,400	3,705

		11,656

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	1,400	1,539

MICHIGAN 0.3%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.347% (TSFR3M) due 07/01/2032 ~	2,500	2,449

MULTI-STATE 1.2%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	4,052	4,166
4.549% due 08/25/2040	4,678	4,959

		9,125

NEVADA 0.5%

Nevada Department of Business & Industry State Revenue Bonds, Series 2020
8.125% due 01/01/2050	3,500	3,605

NEW YORK 81.0%

Albany Capital Resource Corp., New York Revenue Bonds, Series 2024
5.000% due 06/01/2064	2,600	2,645

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	1,000	1,092

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,950	4,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	$1,000	$1,027
4.000% due 04/01/2050	1,000	973
5.000% due 04/01/2033	1,100	1,192

Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	580
5.000% due 08/01/2040	500	508

Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,504

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	412
5.000% due 08/01/2036	500	514

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	4,835	4,502

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,261
5.000% due 07/01/2035	1,100	1,153

Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	306
5.000% due 09/15/2027	275	280

Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,028

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021
4.000% due 02/15/2039	3,250	3,392

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	3,700	4,065

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
4.036% (SOFRRATE) due 11/01/2032 ~	1,500	1,501

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
4.150% due 11/15/2050	3,130	3,130

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022
5.000% due 11/15/2046	4,920	5,353

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	1,964

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,286
4.000% due 12/01/2046	5,000	4,668

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	800	841

Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,587

Nassau County, New York General Obligation Bonds, Series 2017
5.000% due 10/01/2027	2,500	2,698

Nassau County, New York General Obligation Bonds, Series 2024
5.000% due 04/01/2046	3,195	3,597

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
4.050% due 01/01/2034	2,365	2,365

New York City Housing Development Corp. Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	998

New York City Housing Development Corp., New York Revenue Bonds, Series 2017
3.750% due 11/01/2052	1,000	910

New York City Housing Development Corp., New York Revenue Bonds, Series 2024
4.850% due 11/01/2059	2,750	2,821

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2045	$1,500	$1,491

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,232
5.000% due 01/01/2029	1,250	1,363

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	5,600	5,506

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,976
5.000% due 07/15/2035	2,500	2,680

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022
5.000% due 07/15/2035	2,370	2,732

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
4.150% due 08/01/2039	10,000	10,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
3.100% due 08/01/2039	4,000	4,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
4.150% due 11/01/2042	12,000	12,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,036

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,558

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.050% due 08/01/2042	13,000	13,000
5.000% due 05/01/2037	2,500	2,659

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	7,000	7,160
4.150% due 11/01/2044	1,000	1,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021
4.000% due 08/01/2039	3,000	3,109

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.250% due 08/01/2040	10,000	11,344
5.250% due 11/01/2048	5,000	5,521

New York City Water & Sewer System, New York Revenue Bonds, Series 2006
3.800% due 06/15/2038	1,690	1,690

New York City Water & Sewer System, New York Revenue Bonds, Series 2012
3.050% due 06/15/2046	5,215	5,215

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.050% due 06/15/2050	21,935	21,935

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
4.150% due 06/15/2050	5,500	5,500

New York City Water & Sewer System, New York Revenue Bonds, Series 2019
5.000% due 06/15/2049	4,645	4,946

New York City, New York General Obligation Bonds, Series 2010
3.050% due 03/01/2039	5,000	5,000

New York City, New York General Obligation Bonds, Series 2012
4.150% due 04/01/2042	13,130	13,130

New York City, New York General Obligation Bonds, Series 2013
3.850% due 08/01/2040	1,300	1,300

New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	1,002

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York General Obligation Bonds, Series 2018
4.150% due 12/01/2047	$6,285	$6,285

New York City, New York General Obligation Bonds, Series 2021
4.000% due 08/01/2041	4,000	4,067

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2043	2,500	2,812

New York City, New York General Obligation Bonds, Series 2024
5.250% due 04/01/2054	5,000	5,572

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008
3.100% due 02/15/2031	1,945	1,945

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
3.050% due 11/01/2060	2,000	2,000

New York City, New York Housing Development Corp. Revenue Bonds, Series 2005
2.870% due 04/15/2035	14,000	14,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
3.900% due 06/15/2035	1,000	1,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
3.900% due 06/15/2039	1,200	1,200

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	1,155	1,150

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021
3.900% due 06/15/2045	7,050	7,050

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2030	3,360	3,822

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	1,300	1,461
5.250% due 06/15/2053	2,400	2,673

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2049 (a)	5,000	5,539
5.250% due 06/15/2054	6,500	7,268

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2013
5.000% due 11/01/2042	10	10

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	2,000	2,225

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.000% due 11/01/2042	2,275	2,327
5.000% due 05/01/2048 (a)	7,000	7,714

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	493
5.000% due 11/15/2029	1,000	1,021
5.000% due 11/15/2045	2,000	2,018

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	1,131
0.000% due 06/01/2055 (b)	16,875	1,566

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	6,004
5.150% due 11/15/2034	2,000	2,003
5.375% due 11/15/2040	4,000	4,005

New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,970
2.800% due 09/15/2069	2,000	1,846

New York Liberty Development Corp. Revenue Bonds, Series 2021
1.900% due 11/15/2031	2,000	1,741

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	$2,550	$2,550

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	10,900	10,903

New York Power Authority Revenue Bonds, Series 2024
4.000% due 11/15/2049 (a)	3,250	3,252

New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2037	1,850	2,116
5.000% due 10/01/2038	2,220	2,525
5.000% due 10/01/2039	1,000	1,130

New York State Dormitory Authority Revenue Bonds, Series 2006
2.870% due 11/15/2036	3,710	3,710

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	1,000	1,004
5.000% due 07/01/2045	2,750	2,779

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,032
5.000% due 07/01/2050	1,285	1,300

New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,107
5.000% due 02/15/2038	1,600	1,661
5.000% due 07/01/2038	1,000	1,046

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	2,000	2,023
5.000% due 07/01/2048	955	992
5.000% due 10/01/2048	1,500	1,823
5.250% due 03/15/2038	3,500	3,779

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	12,334
5.000% due 03/15/2047	4,500	4,740
5.000% due 07/01/2049	2,000	2,127

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,147
4.000% due 03/15/2035	5,000	5,229
4.000% due 02/15/2039	1,635	1,676
4.000% due 03/15/2044	1,000	1,003
4.000% due 07/01/2050	13,675	13,472
5.000% due 07/01/2050	5,000	5,348
5.000% due 07/01/2053	3,000	3,198

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	5,000	4,912
4.000% due 07/01/2049	1,250	1,210
4.000% due 07/01/2051	13,000	12,921
5.000% due 03/15/2041	3,000	3,330
5.000% due 07/01/2042	750	830
5.000% due 07/15/2042	1,000	1,045

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	5,000	5,595

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2043	5,500	6,182
5.000% due 03/15/2054	4,300	4,712

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000	4,007

New York State Environmental Facilities Corp. Revenue Bonds, Series 2018
5.000% due 06/15/2043	2,500	2,638

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,308

New York State Environmental Facilities Corp. Revenue Bonds, Series 2023
5.000% due 09/15/2048	3,250	3,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (c)	$3,000	$2,918

New York State Housing Finance Agency Revenue Bonds, Series 2021
1.000% due 11/01/2061	3,355	3,185

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,029

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,000	5,037

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	3,000	3,249

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,984
5.000% due 03/15/2041	5,000	5,453

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2044	3,250	3,267

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	3,000	3,273

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	5,000	5,226

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	2,500	2,616

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,010	5,010

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2025	4,000	4,012

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	2,500	2,524
5.000% due 12/01/2031	1,385	1,491
5.000% due 10/01/2040	1,885	1,957
5.250% due 08/01/2031	2,115	2,266
5.375% due 08/01/2036	1,500	1,610

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	3,000	2,653

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,363
5.000% due 12/01/2033	2,000	2,177

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.250% due 06/30/2044	4,000	4,315

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	675	674
5.250% due 05/15/2034	1,000	1,000

Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,000	1,950

Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	1,029
5.375% due 08/01/2054	1,000	1,038

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	4,018
5.000% due 12/01/2043	1,500	1,607

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,661

Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,248

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	61

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	$3,150	$3,486

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	4,800	5,213

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2037	2,000	2,219

Port Authority of New York & New Jersey Revenue Bonds, Series 2024
5.000% due 09/01/2040 (a)	2,000	2,208

Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	1,393	1,438

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	1,015	928

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	27,290	2,939
4.000% due 06/01/2050	2,500	2,365

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	6,000	6,107

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	1,000	1,096

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,856
5.250% due 05/15/2058	4,000	4,416

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.000% due 05/15/2049	3,000	3,311

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2001
4.150% due 01/01/2032	3,500	3,500

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	4,000	4,244

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020
5.000% due 11/15/2054	4,000	4,248

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
5.250% due 05/15/2052	2,500	2,754

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	2,000	2,241

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2033	2,500	2,766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	$2,000	$1,817

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2027	3,000	3,125
5.000% due 06/01/2041	1,940	1,982

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	833

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2032	2,500	2,563

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2041	5,000	5,814

		635,351

PUERTO RICO 3.5%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	6,739	4,346
0.000% due 11/01/2051	4,312	2,825

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.263% (TSFR3M) due 07/01/2029 ~	1,970	1,898

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	30,365	7,489
4.550% due 07/01/2040	1,000	1,006
4.750% due 07/01/2053	9,752	9,782

		27,346

TENNESSEE 0.7%

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000	2,183

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,000	3,254

		5,437

TEXAS 0.8%

Austin Affordable PFC Inc., Texas Revenue Bonds, Series 2024
4.450% due 03/01/2043	1,000	1,029

Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012
4.750% due 05/01/2038	3,500	3,501

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023
5.500% due 01/01/2054	1,800	1,961

		6,491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.2%

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.084% due 03/20/2040	$1,800	$1,790

Total Municipal Bonds & Notes (Cost $701,189)		718,476

U.S. GOVERNMENT AGENCIES 0.8%

Freddie Mac
4.600% due 03/01/2041	1,200	1,303
5.210% due 08/01/2040	2,684	3,053
5.951% due 07/15/2040 •	1,979	2,043

Total U.S. Government Agencies (Cost $5,865)		6,399

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Housing Authority of the City of Norwalk
4.400% due 09/01/2042	2,585	2,657

Total Non-Agency Mortgage-Backed Securities (Cost $2,585)		2,657

Total Investments in Securities (Cost $709,639)		727,532

	SHARES
INVESTMENTS IN AFFILIATES 8.6%

SHORT-TERM INSTRUMENTS 8.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%

PIMCO Short-Term Floating NAV Portfolio III	6,921,672	67,396

Total Short-Term Instruments (Cost $67,324)		67,396

Total Investments in Affiliates (Cost $67,324)		67,396

Total Investments 101.4% (Cost $776,963)		$794,928

Other Assets and Liabilities, net (1.4)%		(10,995)

Net Assets 100.0%		$783,933

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	12/12/2023	$ 2,780	$2,918	0.37%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,087)	$(1,087)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$4,877	$0	$4,877
California	0	6,689	0	6,689
Florida	0	2,121	0	2,121
Georgia	0	11,656	0	11,656
Iowa	0	1,539	0	1,539
Michigan	0	2,449	0	2,449
Multi-State	0	9,125	0	9,125
Nevada	0	3,605	0	3,605
New York	0	635,351	0	635,351
Puerto Rico	0	27,346	0	27,346
Tennessee	0	5,437	0	5,437
Texas	0	6,491	0	6,491
Washington	0	1,790	0	1,790

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
U.S. Government Agencies	$0	$6,399	$0	$6,399
Non-Agency Mortgage-Backed Securities	0	2,657	0	2,657

	$0	$727,532	$0	$727,532

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,396	$0	$0	$67,396

Total Investments	$67,396	$727,532	$0	$794,928

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	63

Schedule of Investments	PIMCO Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.1%

MUNICIPAL BONDS & NOTES 90.1%

ALABAMA 4.8%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.500% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,947

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,299
5.500% due 10/01/2054	1,900	2,120

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,137

Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.000% due 06/01/2034	4,875	4,783

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.000% due 10/01/2031	2,500	2,809

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
2.000% due 11/01/2033	500	500
3.450% due 11/01/2033	500	504

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	1,400	1,480

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	1,900	2,047

		18,626

ARIZONA 2.6%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
3.400% (MUNIPSA) due 01/01/2046 ~	1,125	1,112

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,000	1,013

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	3,000	3,040

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,500	1,545

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	2,000	2,067

Phoenix, Arizona General Obligation Refunding Bonds, Series 2022
5.000% due 07/01/2026	1,360	1,421

		10,198

CALIFORNIA 9.5%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.560% (MUNIPSA) due 04/01/2056 ~	1,000	985
3.600% (MUNIPSA) due 04/01/2056 ~	2,500	2,493

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,000	2,174
5.250% due 11/01/2054	3,100	3,376
5.500% due 10/01/2054	1,000	1,120

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	1,500	1,526

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	2,900	2,922

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
3.850% (MUNIPSA) due 12/01/2050 ~	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 07/01/2041	$4,000	$4,000

California State General Obligation Bonds, Series 2023
5.000% due 09/01/2025	4,000	4,087

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	1,300	1,408

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,880	1,764

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2026	1,700	1,780

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2033	3,250	3,678

Silicon Valley Clean Water, California Revenue Bonds, Series 2021
0.500% due 03/01/2026	2,500	2,380

Southern California Public Power Authority Revenue Bonds, Series 2020
0.650% due 07/01/2040	1,500	1,463

		37,156

COLORADO 3.7%

Colorado Health Facilities Authority Revenue Bonds, Series 2020
2.800% due 12/01/2026	550	531

Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.700% (MUNIPSA) due 05/15/2061 ~	4,000	3,983

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	1,000	1,082

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,000	2,314

Denver, Colorado Airport System City & County Revenue Bonds, Series 2023
5.000% due 11/15/2027	1,000	1,057

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.993% (SOFRRATE) due 09/01/2039 ~	2,100	2,101

University of Colorado Revenue Bonds, Series 2019
2.000% due 06/01/2054	3,465	3,461

		14,529

CONNECTICUT 0.8%

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2025	3,000	3,070

DELAWARE 0.3%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	1,250	1,225

DISTRICT OF COLUMBIA 0.9%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.000% due 10/01/2025	1,750	1,782

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2025	1,750	1,781

		3,563

FLORIDA 2.6%

Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2027	1,250	1,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Development Finance Corp. Revenue Bonds, Series 2023
5.000% due 09/01/2025	$3,200	$3,224

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2028	2,500	2,673

Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2035	3,000	3,041

		10,241

GEORGIA 2.7%

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2028	1,400	1,508

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	3,400	3,439

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	1,900	2,070

Municipal Electric Authority of Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2039	1,500	1,507

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2027 (a)	1,000	1,052
5.000% due 01/01/2028 (a)	800	859

		10,435

HAWAII 0.6%

City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015
4.000% due 07/01/2034	2,500	2,512

ILLINOIS 6.7%

Chicago Midway International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.000% due 01/01/2027	1,000	1,056

Chicago, Illinois General Obligation Bonds, Series 2021
5.000% due 01/01/2030	2,000	2,165

Illinois Finance Authority Revenue Bonds, Series 2021
3.850% (MUNIPSA) due 05/01/2042 ~	1,500	1,480

Illinois Finance Authority Revenue Bonds, Series 2023
4.600% due 10/01/2053	5,000	5,087

Illinois State General Obligation Bonds, Series 2020
5.500% due 05/01/2030	7,750	8,482

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2028	1,615	1,737
5.000% due 02/01/2032 (a)	3,000	3,375

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
3.000% due 06/15/2025	1,375	1,370

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
5.000% due 01/01/2029	1,400	1,528

		26,280

INDIANA 2.6%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,350	3,123

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	800	778

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,149

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,045

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,045

		10,140

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.5%

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046	$2,019	$2,023

KANSAS 1.2%

Burlington, Kansas Revenue Bonds, Series 2023
4.300% due 03/01/2045	4,500	4,542

KENTUCKY 0.4%

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	1,400	1,415

LOUISIANA 1.6%

Louisiana Housing Corp. Revenue Bonds, (FHA Insured), Series 2024
5.000% due 04/01/2028	1,220	1,282

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020
0.875% due 02/01/2046	2,000	1,989

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.375% due 06/01/2037	3,175	3,121

		6,392

MAINE 0.3%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,000	1,045

MARYLAND 0.3%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
5.000% due 07/01/2045	1,000	1,004

MASSACHUSETTS 2.1%

Commonwealth of Massachusetts Revenue Bonds,(BAM,NPFGC Insured), Series 2005
5.500% due 01/01/2034	5,000	5,875

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
3.750% (MUNIPSA) due 07/01/2049 ~	2,500	2,500

		8,375

MICHIGAN 3.8%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.347% (TSFR3M) due 07/01/2032 ~	2,500	2,449

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
3.900% (MUNIPSA) due 04/15/2047 ~	2,500	2,486

Michigan Finance Authority Revenue Bonds, Series 2020
2.326% due 06/01/2030	145	144

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/29/2028	535	568
5.000% due 02/28/2031	950	1,042

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,163
5.000% due 12/01/2028	6,655	7,133

		14,985

MISSOURI 0.3%

St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 04/01/2034	1,000	1,153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 1.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.549% due 08/25/2040	$3,484	$3,693

NEBRASKA 0.4%

Nebraska Public Power District Revenue Bonds, Series 2023
5.000% due 07/01/2028	1,500	1,621

NEVADA 0.7%

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,539

NEW JERSEY 2.8%

New Jersey Economic Development Authority Revenue Bonds, Series 2023
5.000% due 03/01/2028	2,000	2,165

New Jersey State General Obligation Bonds, Series 2020
5.000% due 06/01/2025	2,000	2,029

New Jersey Turnpike Authority Revenue Bonds, Series 2020
5.000% due 01/01/2028	6,000	6,200

Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 01/01/2025	600	602

		10,996

NEW YORK 9.5%

Chappaqua Central School District, New York General Obligation Bonds, Series 2024
4.250% due 07/25/2025	4,000	4,041

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,500	2,571

Long Island Power Authority, New York Revenue Bonds, Series 2022
3.600% (MUNIPSA) due 09/01/2038 ~	2,000	1,993

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
4.036% (SOFRRATE) due 11/01/2032 ~	2,000	2,002

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
4.050% due 11/01/2036	2,850	2,850

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.050% due 06/15/2050	3,900	3,900

New York City, New York General Obligation Bonds, Series 2018
4.150% due 12/01/2047	4,000	4,000

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	2,945	2,873

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2027	1,250	1,284

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2027	1,300	1,408

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,500	2,597
5.000% due 03/15/2036	1,000	1,038

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 05/01/2048	2,500	2,547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2027	$4,000	$4,122

		37,226

NORTH CAROLINA 0.2%

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055 (a)	815	920

OHIO 2.7%

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
1.375% due 02/01/2026	1,000	997

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	800	757

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.000% due 09/01/2030	2,900	2,953
4.250% due 11/01/2039	2,000	2,037

Ohio State Hospital Revenue Bonds, Series 2021
5.000% due 01/01/2033	2,415	2,769

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2031	535	600

Worthington City School District, Ohio General Obligation Bonds, Series 2023
0.000% due 12/01/2028 (b)	500	441

		10,554

OREGON 0.2%

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2026 (b)	275	262

Oregon State Facilities Authority Revenue Bonds, Series 2020
5.000% due 10/01/2025	450	456

		718

PENNSYLVANIA 4.4%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.850% (MUNIPSA) due 11/15/2047 ~	4,000	3,960

Bethlehem Area School District Authority, Pennsylvania Revenue Bonds, Series 2021
3.586% (SOFRRATE) due 01/01/2032 ~	4,485	4,460

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.100% due 06/01/2029	3,500	3,639

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	873

Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2021
5.000% due 07/01/2027	4,000	4,194

		17,126

PUERTO RICO 1.8%

Puerto Rico Housing Finance Authority Revenue Bonds, Series 2023
5.000% due 03/01/2027	2,000	2,056

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,759

		6,815

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	65

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 1.2%

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	$1,100	$1,210

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2048	2,250	2,292

South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2024
3.000% due 04/01/2043	1,300	1,301

		4,803

TENNESSEE 2.4%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045 (a)	1,300	1,300
3.250% due 10/01/2046 (a)	1,100	1,100

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	3,000	3,000

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,000	3,053

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,000	1,091

		9,544

TEXAS 9.1%

Austin, Texas Electric Utility Revenue Bonds, Series 2023
5.000% due 11/15/2026	1,750	1,845

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,000	1,075

County of Williamson, Texas General Obligation Bonds, Series 2023
5.000% due 02/15/2025	2,500	2,517

EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023
4.000% due 12/01/2033	2,000	1,989

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,000	2,145

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,623

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
3.950% due 10/01/2041	3,000	3,000

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,500	1,639

Harris County, Texas Toll Road Revenue Bonds, Series 2024
5.000% due 08/15/2026	2,380	2,493

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,442

Montgomery County, Texas General Obligation Bonds, Series 2018
5.000% due 03/01/2034	1,005	1,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	$1,300	$1,261

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,600	1,645

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2032	2,000	2,266

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.940% (TSFR3M) due 12/15/2026 ~	1,500	1,500

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2030 (a)	2,400	2,734

Williamson County, Texas General Obligation Bonds, Series 2021
1.286% due 02/15/2029	4,700	4,232

		35,482

UTAH 0.4%

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.000% due 07/01/2025	1,600	1,618

VIRGINIA 1.4%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,300	1,425

Virginia College Building Authority Revenue Bonds, Series 2021
0.770% due 09/01/2026	3,000	2,822

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,100	1,108

		5,355

WASHINGTON 1.4%

Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015
3.350% (MUNIPSA) due 11/01/2045 ~	4,500	4,460

Energy Northwest, Washington Revenue Bonds, Series 2024
5.000% due 07/01/2027	1,000	1,069

		5,529

WEST VIRGINIA 0.6%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	2,250	2,262

WISCONSIN 1.6%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 06/01/2026	550	565

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2025	290	291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 10/01/2027	$195	$198

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,528

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
3.330% (MUNIPSA) due 08/15/2054 ~	2,500	2,462

		6,044

Total Municipal Bonds & Notes (Cost $346,864)		351,754

U.S. GOVERNMENT AGENCIES 0.5%

Freddie Mac
5.951% due 07/15/2040 •	1,979	2,043

Total U.S. Government Agencies (Cost $1,979)		2,043

SHORT-TERM INSTRUMENTS 2.5%

MUNICIPAL BONDS & NOTES 2.5%

Allegheny County, Pennsylvania Sanitary Authority Revenue Notes, Series 2024
5.000% due 12/01/2024 (a)	1,200	1,203

Los Angeles County, California Revenue Notes, Series 2024
5.000% due 06/30/2025	2,000	2,034

Los Angeles, California Revenue Notes, Series 2024
5.000% due 06/26/2025	4,200	4,273

Mansfield Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2024
5.000% due 02/15/2025	2,300	2,316

Total Municipal Bonds & Notes (Cost $9,789)		9,826

Total Short-Term Instruments (Cost $9,789)		9,826

Total Investments in Securities (Cost $358,632)		363,623

	SHARES
INVESTMENTS IN AFFILIATES 9.3%

SHORT-TERM INSTRUMENTS 9.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%

PIMCO Short-Term Floating NAV Portfolio III	3,726,290	36,283

Total Short-Term Instruments (Cost $36,261)		36,283

Total Investments in Affiliates (Cost $36,261)		36,283

Total Investments 102.4% (Cost $394,893)		$399,906

Other Assets and Liabilities, net (2.4)%		(9,183)

Net Assets 100.0%		$390,723

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,626	$0	$18,626
Arizona	0	10,198	0	10,198
California	0	37,156	0	37,156
Colorado	0	14,529	0	14,529
Connecticut	0	3,070	0	3,070
Delaware	0	1,225	0	1,225
District of Columbia	0	3,563	0	3,563
Florida	0	10,241	0	10,241
Georgia	0	10,435	0	10,435
Hawaii	0	2,512	0	2,512
Illinois	0	26,280	0	26,280
Indiana	0	10,140	0	10,140
Iowa	0	2,023	0	2,023
Kansas	0	4,542	0	4,542
Kentucky	0	1,415	0	1,415
Louisiana	0	6,392	0	6,392
Maine	0	1,045	0	1,045
Maryland	0	1,004	0	1,004
Massachusetts	0	8,375	0	8,375
Michigan	0	14,985	0	14,985
Missouri	0	1,153	0	1,153
Multi-State	0	3,693	0	3,693
Nebraska	0	1,621	0	1,621
Nevada	0	2,539	0	2,539
New Jersey	0	10,996	0	10,996

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024
New York	$0	$37,226	$0	$37,226
North Carolina	0	920	0	920
Ohio	0	10,554	0	10,554
Oregon	0	718	0	718
Pennsylvania	0	17,126	0	17,126
Puerto Rico	0	6,815	0	6,815
South Carolina	0	4,803	0	4,803
Tennessee	0	9,544	0	9,544
Texas	0	35,482	0	35,482
Utah	0	1,618	0	1,618
Virginia	0	5,355	0	5,355
Washington	0	5,529	0	5,529
West Virginia	0	2,262	0	2,262
Wisconsin	0	6,044	0	6,044
U.S. Government Agencies	0	2,043	0	2,043
Short-Term Instruments
Municipal Bonds & Notes	0	9,826	0	9,826

	$0	$363,623	$0	$363,623

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,283	$0	$0	$36,283

Total Investments	$36,283	$363,623	$0	$399,906

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	67

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014.The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class C-2 shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO California Municipal Bond Fund	Daily	Monthly

PIMCO California Short Duration Municipal Income Fund	Daily	Monthly

PIMCO High Yield Municipal Bond Fund	Daily	Monthly

PIMCO Municipal Bond Fund	Daily	Monthly

PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO New York Municipal Bond Fund	Daily	Monthly

PIMCO Short Duration Municipal Income Fund	Daily	Monthly

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	69

Notes to Financial Statements	(Cont.)

Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	71

Notes to Financial Statements	(Cont.)

markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources

(normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Income Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Bond Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Intermediate Municipal Bond Fund	$14,652	$71,605	$(74,901)	$6	$9	$11,371	$313	$0

PIMCO California Municipal Bond Fund	12,502	103,215	(86,000)	7	14	29,738	418	0

PIMCO California Short Duration Municipal Income Fund	3,441	46,601	(42,100)	5	4	7,951	204	0

PIMCO High Yield Municipal Bond Fund	348,166	944,595	(731,100)	1	446	562,108	11,357	0

PIMCO Municipal Bond Fund	264,786	516,399	(315,500)	(10)	378	466,053	8,991	0

PIMCO National Intermediate Municipal Bond Fund	64,554	123,713	(105,600)	15	50	82,732	1,840	0

PIMCO New York Municipal Bond Fund	54,435	146,806	(133,901)	1	55	67,396	1,429	0

PIMCO Short Duration Municipal Income Fund	23,628	116,526	(103,900)	16	13	36,283	638	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	73

Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	75

Notes to Financial Statements	(Cont.)

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(b) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	77

Notes to Financial Statements	(Cont.)

Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X

California State-Specific	X	X	X	X	X	X	—	X

New York State-Specific	—	—	—	X	X	X	X	X

Puerto Rico-Specific	—	—	—	X	—	—	X	—

AMT Bonds	X	X	X	X	X	X	X	X

Municipal Project-Specific	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance,

changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Bond Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax municipal bonds to pay interest or repay principal.

California State-Specific Risk is the risk that by concentrating its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by concentrating its investments in New York municipal bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	79

Notes to Financial Statements	(Cont.)

short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	81

Notes to Financial Statements	(Cont.)

Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class C-2
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A		0.30%	0.30%	N/A
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A		0.30%	N/A	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.45%	(1)	0.30%	0.30%	N/A
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.44%	(1)	0.30%	0.30%	N/A
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.42%	(1)	0.30%	0.30%	N/A
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.35%	(1)	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class C-2 shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class C-2 shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Municipal Bond Fund Class C shares and PIMCO National Intermediate Bond Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%; for PIMCO Short Duration Municipal Income Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.30%) and, up to 0.50% for Class C-2 shares, and in connection with personal services rendered to Class A, Class C and Class C-2 shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class C-2 shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%

PIMCO Short Duration Municipal Income Fund	0.30%	0.25%

All Other Funds	0.75%	0.25%
Class C-2

PIMCO Short Duration Municipal Income Fund	0.50%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2024, the

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

Distributor retained $1,463,834 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2024, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2025, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund. This Fee Waiver

Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2024, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO High Yield Municipal Bond Fund	$13

PIMCO Municipal Bond Fund	4

PIMCO New York Municipal Bond Fund	0

PIMCO Short Duration Municipal Income Fund	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2025, for the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees of Underlying Funds indirectly incurred by the Fund’s investments in Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	83

Notes to Financial Statements	(Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended September 30, 2024, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO California Intermediate Municipal Bond Fund	$0	$2,842	$(14)

PIMCO California Municipal Bond Fund	5,982	0	0

PIMCO California Short Duration Municipal Income Fund	0	0	0

PIMCO High Yield Municipal Bond Fund	24,375	3,168	(51)

PIMCO Municipal Bond Fund	11,943	0	0

PIMCO National Intermediate Municipal Bond Fund	0	1,245	(61)

PIMCO New York Municipal Bond Fund	0	0	0

PIMCO Short Duration Municipal Income Fund	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Intermediate Municipal Bond Fund	$1,878	$0	$66,845	$68,754

PIMCO California Municipal Bond Fund	1,690	0	115,911	21,141

PIMCO California Short Duration Municipal Income Fund	0	0	41,349	35,783

PIMCO High Yield Municipal Bond Fund	49,367	0	1,166,213	462,468

PIMCO Municipal Bond Fund	36,870	0	990,432	487,305

PIMCO National Intermediate Municipal Bond Fund	2,879	0	242,644	91,675

PIMCO New York Municipal Bond Fund	1,230	0	152,603	39,701

PIMCO Short Duration Municipal Income Fund	0	0	69,060	113,288

†	A zero balance may reflect actual amounts rounding to less than one thousand.

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,609	$15,109	7,206	$66,231	5,420	$58,414	3,197	$33,435

I-2	390	3,659	1,248	11,465	1,406	15,097	4,050	41,829

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	685	6,445	668	6,163	5,187	55,709	3,108	32,649

Class C	5	42	88	823	75	799	106	1,110

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	93	872	145	1,344	131	1,409	170	1,782

I-2	41	384	52	478	95	1,021	133	1,397

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	65	612	113	1,049	130	1,400	149	1,555

Class C	3	31	7	61	3	37	6	60

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(2,956)	(27,705)	(2,933)	(26,565)	(437)	(4,688)	(2,722)	(28,085)

I-2	(202)	(1,897)	(455)	(4,171)	(538)	(5,760)	(2,032)	(20,752)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(463)	(4,336)	(1,061)	(9,839)	(793)	(8,531)	(1,819)	(18,886)

Class C	(24)	(221)	(222)	(2,036)	(54)	(575)	(60)	(620)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(754)	$(7,005)	4,856	$45,003	10,625	$114,332	4,286	$45,474

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,844	$17,804	3,095	$29,564	67,097	$572,287	167,420	$1,377,928

I-2	442	4,250	761	7,288	42,858	365,432	102,458	845,261

I-3	N/A	N/A	N/A	N/A	3,041	26,099	6,216	51,275

Class A	477	4,597	592	5,696	36,699	314,295	52,628	438,042

Class C	N/A	N/A	N/A	N/A	1,274	10,857	3,138	26,022

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	120	1,155	232	2,222	5,419	46,197	8,349	69,209

I-2	31	300	67	643	2,845	24,254	3,548	29,447

I-3	N/A	N/A	N/A	N/A	133	1,136	185	1,529

Class A	25	240	41	389	2,353	20,059	3,838	31,780

Class C	N/A	N/A	N/A	N/A	113	965	220	1,819

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(1,589)	(15,330)	(8,201)	(78,574)	(32,058)	(273,605)	(106,740)	(877,005)

I-2	(443)	(4,268)	(2,085)	(19,957)	(14,787)	(126,027)	(35,802)	(293,921)

I-3	N/A	N/A	N/A	N/A	(831)	(7,069)	(2,935)	(24,138)

Class A	(388)	(3,744)	(718)	(6,874)	(13,930)	(118,754)	(29,392)	(242,749)

Class C	N/A	N/A	N/A	N/A	(1,164)	(9,915)	(2,614)	(21,452)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	519	$5,004	(6,216)	$(59,603)	99,062	$846,211	170,517	$1,413,047

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	85

Notes to Financial Statements	(Cont.)

	PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	33,690	$319,220	68,304	$629,219	11,934	$123,878	21,082	$215,620

I-2	41,022	388,271	56,204	517,267	3,831	39,799	7,024	71,436

I-3	1,238	11,729	1,898	17,445	N/A	N/A	N/A	N/A

Class A	15,573	147,804	25,367	235,460	1,908	19,814	4,285	43,619

Class C	453	4,289	937	8,651	31	322	344	3,481

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	2,432	23,007	3,463	32,096	888	9,191	1,326	13,524

I-2	1,719	16,269	2,713	25,109	193	2,001	233	2,380

I-3	30	287	26	243	N/A	N/A	N/A	N/A

Class A	1,231	11,647	2,010	18,609	158	1,636	248	2,531

Class C	46	434	89	821	7	72	9	94

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(15,914)	(150,796)	(27,337)	(249,849)	(2,205)	(22,838)	(12,329)	(124,775)

I-2	(16,314)	(154,620)	(45,999)	(421,714)	(1,392)	(14,405)	(2,405)	(24,345)

I-3	(293)	(2,770)	(1,060)	(9,930)	N/A	N/A	N/A	N/A

Class A	(6,871)	(65,035)	(17,770)	(164,301)	(1,328)	(13,796)	(1,877)	(18,896)

Class C	(432)	(4,086)	(1,202)	(11,100)	(57)	(591)	(130)	(1,326)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	57,610	$545,650	67,643	$628,026	13,968	$145,083	17,810	$183,343

	PIMCO New York Municipal Bond Fund				PIMCO Short Duration Municipal Income Fund

	Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024		Six Months Ended 09/30/2024 (Unaudited)		Year Ended 03/31/2024

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,681	$50,730	12,469	$131,891	2,724	$22,592	15,601	$127,987

I-2	3,209	34,694	5,353	56,620	2,791	23,205	6,393	52,690

I-3	24	258	63	681	303	2,511	1,162	9,532

Class A	8,585	93,379	8,738	93,678	2,130	17,753	2,559	21,123

Class C	75	817	218	2,333	3	26	96	792

Class C-2	N/A	N/A	N/A	N/A	0	0	44	361
Issued as reinvestment of distributions

Institutional Class	393	4,252	578	6,158	386	3,204	712	5,871

I-2	203	2,197	282	3,005	190	1,579	391	3,220

I-3	2	21	3	30	21	174	13	109

Class A	483	5,222	811	8,636	172	1,425	375	3,092

Class C	14	150	33	349	5	40	11	90

Class C-2	N/A	N/A	N/A	N/A	0	2	0	3
Cost of shares redeemed

Institutional Class	(2,325)	(25,211)	(4,633)	(48,715)	(8,578)	(71,283)	(13,171)	(108,495)

I-2	(1,058)	(11,484)	(2,206)	(23,411)	(3,296)	(27,388)	(8,517)	(69,898)

I-3	(20)	(213)	(11)	(123)	(163)	(1,360)	(33)	(275)

Class A	(3,452)	(37,277)	(5,414)	(57,641)	(2,367)	(19,683)	(7,810)	(64,345)

Class C	(157)	(1,697)	(612)	(6,488)	(98)	(811)	(176)	(1,448)

Class C-2	N/A	N/A	N/A	N/A	0	0	(39)	(325)

Net increase (decrease) resulting from Fund share transactions	10,657	$115,838	15,672	$167,003	(5,777)	$(48,014)	(2,389)	$(19,916)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2024	(Unaudited)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Intermediate Municipal Bond Fund	3	0	58%	0%

PIMCO California Municipal Bond Fund	3	0	51%	0%

PIMCO California Short Duration Municipal Income Fund	2	0	56%	0%

PIMCO High Yield Municipal Bond Fund	2	0	30%	0%

PIMCO Municipal Bond Fund	2	0	28%	0%

PIMCO National Intermediate Municipal Bond Fund	2	0	50%	0%

PIMCO New York Municipal Bond Fund	4	0	62%	0%

PIMCO Short Duration Municipal Income Fund	4	0	51%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Intermediate Municipal Bond Fund	$6,703	$3,829

PIMCO California Municipal Bond Fund	4,440	3,951

PIMCO California Short Duration Municipal Income Fund	5,128	1,893

PIMCO High Yield Municipal Bond Fund	68,031	93,068

PIMCO Municipal Bond Fund	72,953	72,213

PIMCO National Intermediate Municipal Bond Fund	4,166	5,696

PIMCO New York Municipal Bond Fund	14,609	18,528

PIMCO Short Duration Municipal Income Fund	12,678	6,856

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	87

Notes to Financial Statements	(Cont.)	September 30, 2024	(Unaudited)

As of September 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO California Intermediate Municipal Bond Fund	$185,659	$5,881	$(919)	$4,962

PIMCO California Municipal Bond Fund	289,204	7,841	(569)	7,272

PIMCO California Short Duration Municipal Income Fund	131,469	1,363	(894)	469

PIMCO High Yield Municipal Bond Fund	5,129,940	253,532	(134,762)	118,770

PIMCO Municipal Bond Fund	3,176,739	129,796	(17,281)	112,515

PIMCO National Intermediate Municipal Bond Fund	797,015	25,509	(577)	24,932

PIMCO New York Municipal Bond Fund	776,963	22,498	(4,533)	17,965

PIMCO Short Duration Municipal Income Fund	394,893	6,043	(1,030)	5,013

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

88	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo

Currency Abbreviations:

USD (or $)	United States Dollar

Index/Spread Abbreviations:

MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR3M	Term SOFR 3-Month	US0003M	ICE 3-Month USD LIBOR

SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund

BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund

CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:

BABs	Build America Bonds	TBA	To-Be-Announced

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	89

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 20-21, 2024, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2025. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2025. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2025.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 20-21, 2024 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2024, and conducted a video conference meeting on August 13, 2024 with management and Counsel to discuss the materials presented and other matters deemed

90	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	91

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 and other performance data, as available, over short- and long-term periods ended June 30, 2024 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2024 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2024. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2024. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result

92	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	93

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2024	95

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

80 Lamberton Road

Windsor, CT 06095

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSTAXEFFSTMSAR_093024

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)  Not applicable to the Registrant.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable to the Registrant.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)    Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner 1
Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 3, 2024

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	December 3, 2024